United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-4603

Thrivent Series Fund, Inc.
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Series Fund, Inc.
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612) 844-7190
Date of fiscal year end:  December 31
Date of reporting period:  June 30, 2021

Item 1. Report to Stockholders

[Insert shareholder report]

Item 2. Code of Ethics

Not applicable to semiannual report

Item 3. Audit Committee Financial Expert

Not applicable to semiannual report

Item 4. Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)        Registrant’s Schedules of Investments are included in the report to shareholders filed under Item 1.

(b)        Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of directors implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a)        Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13. Exhibits

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)     Change in the registrant’s independent public accountant: Not applicable.

(b)        If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:  August 27, 2021                                                  Thrivent Series Fund, Inc.

By: /s/ David S. Royal
David S. Royal
President and Chief Investment Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:  August 27, 2021                                                  By: /s/ David S. Royal
David S. Royal
President and Chief Investment Officer
(principal executive officer)

Date:  August 27, 2021                                                  By: /s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer and Principal Accounting Officer
(principal financial officer)
Thrivent Series Funds, Inc.
Semiannual Report
Variable Portfolios
June 30, 2021

Table of Contents
Letter from the President 2
Letter from the Chief Investment Officer 4
Portfolio Perspectives
Thrivent Aggressive Allocation Portfolio 6
Thrivent All Cap Portfolio 7
Thrivent Balanced Income Plus Portfolio 8
Thrivent Diversified Income Plus Portfolio 9
Thrivent ESG Index Portfolio 10
Thrivent Global Stock Portfolio 11
Thrivent Government Bond Portfolio 12
Thrivent High Yield Portfolio 13
Thrivent Income Portfolio 14
Thrivent International Allocation Portfolio 15
Thrivent International Index Portfolio 16
Thrivent Large Cap Growth Portfolio 17
Thrivent Large Cap Index Portfolio 18
Thrivent Large Cap Value Portfolio 19
Thrivent Limited Maturity Bond Portfolio 20
Thrivent Low Volatility Equity Portfolio 21
Thrivent Mid Cap Growth Portfolio 22
Thrivent Mid Cap Index Portfolio 23
Thrivent Mid Cap Stock Portfolio 24
Thrivent Mid Cap Value Portfolio 25
Thrivent Moderate Allocation Portfolio 26
Thrivent Moderately Aggressive Allocation Portfolio 27
Thrivent Moderately Conservative Allocation Portfolio 28
Thrivent Money Market Portfolio 29
Thrivent Multidimensional Income Portfolio 30
Thrivent Opportunity Income Plus Portfolio 31
Thrivent Partner Emerging Markets Equity Portfolio 32
Thrivent Partner Healthcare Portfolio 33
Thrivent Real Estate Securities Portfolio 34
Thrivent Small Cap Growth Portfolio 35
Thrivent Small Cap Index Portfolio 36
Thrivent Small Cap Stock Portfolio 37
Shareholder Expense Example 38
Schedules of Investments
Thrivent Aggressive Allocation Portfolio 41
Thrivent All Cap Portfolio 56
Thrivent Balanced Income Plus Portfolio 59
Thrivent Diversified Income Plus Portfolio 90
Thrivent ESG Index Portfolio 122
Thrivent Global Stock Portfolio 128
Thrivent Government Bond Portfolio 144
Thrivent High Yield Portfolio 151
Thrivent Income Portfolio 164
Thrivent International Allocation Portfolio 179
Thrivent International Index Portfolio 195
Thrivent Large Cap Growth Portfolio 207
Thrivent Large Cap Index Portfolio 209
Thrivent Large Cap Value Portfolio 217
Thrivent Limited Maturity Bond Portfolio 220
Thrivent Low Volatility Equity Portfolio 237
Thrivent Mid Cap Growth Portfolio 242
Thrivent Mid Cap Index Portfolio 245
Thrivent Mid Cap Stock Portfolio 252
Thrivent Mid Cap Value Portfolio 255
Thrivent Moderate Allocation Portfolio 258
Thrivent Moderately Aggressive Allocation Portfolio 294
Thrivent Moderately Conservative Allocation Portfolio 331
Thrivent Money Market Portfolio 367
Thrivent Multidimensional Income Portfolio 370
Thrivent Opportunity Income Plus Portfolio 384
Thrivent Partner Emerging Markets Equity Portfolio 412
Thrivent Partner Healthcare Portfolio 415
Thrivent Real Estate Securities Portfolio 419
Thrivent Small Cap Growth Portfolio 422
Thrivent Small Cap Index Portfolio 425
Thrivent Small Cap Stock Portfolio 434
Statement of Assets and Liabilities 438
Statement of Operations 444
Statement of Changes in Net Assets 450
Notes to Financial Statements 461
Financial Highlights 484
Additional Information 494

2
Dear Shareholder:

It has certainly been an interesting couple of quarters in the markets. I’m sure we’re all pleased to see the economy growing at a rapid clip and people returning to work as our society reopens.
Interest rates rose rapidly to begin the year as inflation picked up, but actually declined toward the end of the second quarter.
In the first half of 2021, we’ve also seen the rise, and sometimes fall, of so-called “meme” stocks.  And, of course, we’ve seen tremendous volatility in cryptocurrencies, such as Bitcoin. It can seem like a lot to process – and it is – but I’ll begin by taking a step back and sharing a personal story that may provide some perspective.
My elder son, Walter, got his first job this summer. He’s 15. It’s not that he hasn’t worked before – he’s mowed lawns, shoveled snow and other work for folks in our community. And, unfortunately last summer many businesses were still closed or at least not hiring young kids. This summer he is working as a lifeguard at a local pool. He’s a competitive swimmer, so being around a pool comes naturally to him.
When Walter received his first paycheck, I took the opportunity to share some lessons about personal finance. For example, as a young person, there’s probably nothing better you can do than save some of your paycheck and consider funding a Roth IRA. The potential investment gains can accumulate tax free over hopefully many decades, when certain Roth IRA rules are met.
At Thrivent, we take a long-term view of investing. We’re investors and not short-term traders. We invest in companies we believe in for the longer term. But this is where the current market environment can make it challenging to pass along this approach to investing, whether to a teenager or to the many adults with whom
I speak.
“Did you hear about Emily? She made a bunch of money investing in cryptocurrency.” Or, “my friend Jose bought GameStop options and now he’s rich!” In many cases, I suspect that the results have been exaggerated, but there’s no question that when one invests in a highly volatile asset, there is the potential for high returns (and big losses). The lesson I’d like to teach Walter is not to gamble or expect to make a bunch of money overnight. The odds of achieving one’s goals are a lot higher over a longer time period, but it’s always a temptation to want things now.
I’m not saying, however, that one shouldn’t take investment risk.
Most folks would benefit from working with their financial advisor to determine the level of risk that is appropriate for them. My caution about making large bets in highly volatile assets isn’t to say that one shouldn’t take investment risk, but rather that if one is going to take a given level of risk, it would be more effective over the long term to take such risk in a diversified portfolio.
Walter has an investment horizon of, I would hope, 70 years or more. He should take quite a bit of investment risk with his little nest egg (assuming he actually listens to me and saves some). We spend a lot of time, energy and resources and have entire teams of people at Thrivent who manage investment risk. As a long-term investor, I would personally prefer to take my investment risk by investing in companies we like that are growing or companies that we believe are undervalued or unappreciated rather than a short-
term gamble on a highly volatile asset.
By not making a big short-term bet, an investor can actually take more long-term risk and have the potential for attractive outcomes.
Even if an investor has a “quick win” by flipping a meme stock or other asset, that investor has to decide how to reinvest those proceeds. How many times do you want to flip a coin or otherwise make a binary bet? I’d much rather bet on a diversified portfolio that has a risk level that is appropriate for me and take those returns over the long term.
So, what is the message I want my son to learn as he works his first job? Don’t try to get rich quickly.  That can work occasionally, but only very rarely. There are no guarantees in investing but achieving your financial goals in a disciplined manner over time, especially with the help of a financial advisor, gives you much better odds
– even in an environment such as this year’s when a lot of assets seem frothy.
Our team of over 100 investment professionals at Thrivent thanks you for the confidence you’ve placed in us. It is a trust we take very seriously. I’ve done some virtual events with shareholders during the pandemic, which I’ve very much enjoyed. But I have to say that there’s nothing like meeting with folks in person, whether it’s in a church basement of a large community center, to share my thoughts and, more importantly, hear yours. I look forward to seeing you in person again.
Please stay safe, and on behalf of our entire Thrivent team, we wish you all the best for the remainder of 2021 and beyond.
David S. Royal
President and Chief Investment Officer
Thrivent Series Fund, Inc.

4
Dear Shareholder:

With the pandemic waning and the economy revving up, stocks
have continued to set new highs in 2021. The S&P 500® Index
moved up 14.41% in the first six months of 2021 (15.25% including dividends). (The S&P 500 is a market-cap-weighted index that represents the average performance of a group of 500 large
capitalization stocks.)
But the economic resurgence, along with rising consumer
sentiment and a strong recovery in the oil market, has triggered a surge in the cost of living. Over the 12-month period through June, the Consumer Price Index (CPI), which is a key measure of inflation, rose 5.4%, the largest one-year increase since 1992.
While mounting inflation could stall the economic recovery, Federal
Reserve (Fed) Chair Jerome Powell recently told Congress that he believes prices will “stop going up and ultimately start to decline”
as the recovery stabilizes.
Powell added: “This reflects, in part, the very low readings from early in the pandemic falling out of the calculation; the pass-
through of past increases in oil prices to consumer energy prices;
the rebound in spending as the economy continues to reopen; and
the exacerbating factor of supply bottlenecks, which have limited how quickly production in some sectors can respond in the near term. As these transitory supply effects abate, inflation is expected to drop back toward our longer-run goal.”
Oil prices continued to rally in the second quarter, reaching their highest level in more than two years, as global travel continued to rebound. The price of West Texas Intermediate, a grade of crude oil used as a benchmark in oil pricing, moved up 24.19% in the second quarter, from $59.16 at the end of the March to $73.47 at the close of June. Through the first six months of 2021, the price of oil jumped 51.42%. Gasoline prices have also surged this year, with the average price per gallon rising from $2.31 at the end of 2020 to
$3.15 at the close of the second quarter – a 36.43% increase.
The Nasdaq Index was up 12.54% through the first half of 2021, from 13,246.87 at the end of 2020 to 14,503.95 at the June
close. (The Nasdaq – National Association of Securities Dealers
Automated Quotations – is an electronic stock exchange with more than 3,300 company listings.)
Economic Review
With businesses reopening, gross domestic product (GDP) grew at a rate of 6.4% (annualized) in the first quarter of 2021, according to the revised estimate by the Bureau of Economic Analysis issued
June 24, 2021. That follows GDP growth of 4.3% annualized in the fourth quarter of 2020.
According to the report, the GDP growth reflected increases in personal consumption expenditures (PCE), nonresidential fixed investment, federal government spending, residential fixed
investment, and state and local government spending.
The employment picture continued to brighten in the second
quarter, with 850,000 new jobs added in June,
although the unemployment rate was little changed, sliding from
6.0% at the end of the first quarter to 5.9% at the end of the second quarter, according to the Department of Labor (DOL).
Retail sales have begun to recover, as businesses have reopened.
Retail and food services sales for June were up 0.6% from the previous month, and 18.0% above June 2020, according to the
Department of Commerce retail report issued July 16. Total sales for the April 2021 through June 2021 period were up 31.5% from the same period a year ago. Clothing and clothing accessories stores were up 47.1% from June 2020, while food services and drinking places were up 40.2% from a year earlier. Auto sales were up 19.5% from a year earlier; building material sales were up 6.8%;
electronics and appliance stores were up 37.3%, and non-store retailers (primarily online) were up 12.0% from a year earlier.
Market Review
All 11 sectors of the S&P 500 were in positive territory through the first six months of 2021, led by Energy, up 45.64%, Financials, up
25.69%, Real Estate, up 23.30%, and Communications Services,
up 19.67%.
In the international markets, the MSCI EAFE Index, which measures performance of developed-economy stocks in Europe, Asia and
Australia, was up 7.33% through the first six months of 2021.
The Bloomberg Barclays U.S. Aggregate Bond Index, which tracks a broad range of investment-grade bonds, was down 1.60%
through the first six months of 2021 and down 0.33% over the past
12 months. The yield on 10-year U.S. Treasuries dropped from
1.74% at the end of the first quarter to 1.45% at the June close, but it is still well above its level of 0.92% at the end of 2020.
Our Outlook
Overall, the key supports to the economy and markets remain in place. However, valuations also remain very elevated, especially in the fixed-income market. With interest rates remaining stubbornly at levels that are well below reported or expected inflation, fixed-income returns will continue to be lackluster at best. But exceptionally low interest rates continue to be a bulwark against any significant correction in the equity markets.
We remain moderately overweighted in equities. But in such a high valuation market, with inflation signals flashing warning signs, Fed policy possibly being in transition, and growth likely peaking, we continue to believe this is not a time to be aggressively positioned in the portfolios.
Security selection, focusing on quality, durability, and solid fundamentals regardless of sector is expected to prevail as the second half of the year unfolds.
Outside the U.S. equity market, the developed markets, particularly
Asia and Europe, appear to be in a better position than the
emerging markets. Emerging markets may be challenged by rising interest rates, a stronger dollar and declining commodity markets.

As always, we thank you for the trust you have placed in our entire team of professionals at Thrivent.
Sincerely,
David S. Royal
President and Chief Investment Officer
Thrivent Series Fund, Inc.

Thrivent Aggressive Allocation Portfolio
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
Thrivent Aggressive Allocation Portfolio seeks long-term capital growth.
Investment in Thrivent Aggressive Allocation Portfolio involves allocation, equity security, large cap, small cap, mid cap, market, other funds, growth investing, value investing, foreign securities, emerging markets, foreign currency, investment adviser, conflicts of interest, issuer, quantitative investing, derivatives, LIBOR, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Large Cap 39.6%
International 23.3%
Small Cap 15.2%
Short-Term Investments 8.8%
Mid Cap 5.7%
Investment Grade Debt 3.6%
Multi-Cap 3.3%
High Yield 0.5%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent International Allocation Portfolio 7.4%
Thrivent Mid Cap Stock Portfolio 6.1%
Thrivent Large Cap Value Portfolio 4.5%
Thrivent Global Stock Portfolio 3.8%
Thrivent Core Low Volatility Equity Fund 3.7%
Thrivent Small Cap Stock Portfolio 3.7%
Thrivent Core Emerging Markets Equity Fund 3.1%
Thrivent Core International Equity Fund 2.8%
Microsoft Corporation 1.4%
Amazon.com, Inc. 1.2%
These securities represent 37.7% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.

Thrivent All Cap Portfolio
John T. Groton Jr., CFA, and Mathew D. Finn, CFA, Portfolio Co-Managers
Thrivent All Cap Portfolio seeks long-term growth of capital.
Investment in the Thrivent All Cap Portfolio involves risks including equity security, market, large cap, growth investing, value investing, issuer, investment adviser, sector, mid cap, small cap, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 97.9%
Short-Term Investments 1.8%
Registered Investments
Companies 0.3%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Amazon.com, Inc. 3.1%
Apple, Inc. 2.8%
Facebook, Inc. 2.7%
ServiceNow, Inc. 1.9%
Medtronic plc 1.5%
Adobe, Inc. 1.5%
Bank of America Corporation 1.4%
NVIDIA Corporation 1.3%
J.P. Morgan Chase & Company 1.3%
Johnson & Johnson 1.3%
These securities represent 18.8% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 24.3%
Financials 14.1%
Consumer Discretionary 13.7%
Health Care 12.3%
Industrials 11.0%
Communications Services 5.1%
Materials 4.1%
Consumer Staples 4.0%
Real Estate 3.4%
Energy 2.7%

Thrivent Balanced Income Plus Portfolio
Stephen D. Lowe, CFA, David R. Spangler, CFA,  and Theron G. Whitehorn, CFA, Portfolio Co-Managers
Thrivent Balanced Income Plus Portfolio seeks long-term total return through a balance between income and the potential for long-term capital growth.
Investment in Thrivent Balanced Income Plus Portfolio involves risks including equity security, interest rate, credit, allocation, market, large cap, leveraged loan, LIBOR, prepayment, foreign securities, emerging markets, foreign currency, mortgage-backed and other asset-backed securities, high yield, sovereign debt, quantitative investing, investment adviser, conflicts of interest, other funds, issuer, derivatives, liquidity, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 35.8%
Long-Term Fixed Income 28.0%
Registered Investment
Companies 14.0%
Short-Term Investments 11.7%
Bank Loans 9.6%
Preferred Stock 0.9%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Core International Equity Fund 8.3%
Thrivent Core Emerging Markets Debt
Fund 6.2%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 2.6%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.4%
Microsoft Corporation 1.6%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 1.4%
Apple, Inc. 1.2%
Amazon.com, Inc. 1.2%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.2%
Alphabet, Inc., Class A 0.9%
These securities represent 27.0% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Affiliated Registered
Investment Companies 14.5%
Financials 11.5%
Information Technology 11.4%
Mortgage-Backed Securities 9.4%
Consumer Discretionary 8.4%
Communications Services 6.8%
Health Care 5.3%
Consumer Staples 5.2%
Industrials 5.0%
Materials 4.7%

Thrivent Diversified Income Plus Portfolio
Stephen D. Lowe, CFA, Gregory R. Anderson, CFA, and Theron G. Whitehorn, CFA, Portfolio Co-Managers
Thrivent Diversified Income Plus Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
Investment in Thrivent Diversified Income Plus Portfolio involves risks including interest rate, equity security, credit, allocation, mortgage-backed and other asset-backed securities, market, high yield, leveraged loan, LIBOR, prepayment, large cap, foreign securities, emerging markets, foreign currency, preferred securities, other funds, investment adviser, conflicts of interest, issuer, liquidity, derivatives, quantitative investing, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Long-Term Fixed Income 46.0%
Short-Term Investments 17.6%
Common Stock 15.6%
Registered Investment
Companies 11.6%
Bank Loans 8.0%
Preferred Stock 1.2%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund 8.5%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 5.2%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 4.9%
Thrivent Core International Equity Fund 3.4%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.8%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 2.6%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 1.3%
Government National Mortgage
Association 30-Yr. Pass Through 1.1%
U.S. Treasury Notes 1.1%
Invesco Senior Loan ETF 1.0%
These securities represent 31.9% of the total
net assets of the Fund.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Mortgage-Backed Securities 19.3%
Affiliated Registered
Investment Companies 11.9%
Financials 11.3%
Consumer Discretionary 7.3%
Information Technology 6.8%
Communications Services 6.0%
Consumer Staples 5.5%
Collateralized Mortgage
Obligations 5.2%
Materials 5.0%
Energy 3.8%

Thrivent ESG Index Portfolio
Brian W. Bomgren, CQF and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent ESG Index Portfolio seeks to track the investment results of an index composed of companies selected by the index provider based on enviromental, social and governance characteristics.
Investment in Thrivent ESG Index Portfolio involves risks including ESG investment strategy, equity security, ETF, futures contract, issuer, large cap, market, mid cap, sector, indexing strategy/index tracking, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 83.9%
Registered Investments
Companies 15.8%
Short-Term Investments 0.3%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
iShares MSCI KLD 400 Social ETF 15.6%
Microsoft Corporation 8.0%
Alphabet, Inc., Class C 3.0%
Alphabet, Inc., Class A 3.0%
Tesla, Inc. 2.2%
NVIDIA Corporation 2.0%
Visa, Inc. 1.6%
Home Depot, Inc. 1.4%
Procter & Gamble Company 1.4%
PayPal Holdings, Inc. 1.3%
These securities represent 39.5% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 27.4%
Unaffiliated Registered
Investment Companies 15.6%
Consumer Discretionary 9.4%
Communications Services 8.8%
Health Care 8.4%
Industrials 8.1%
Financials 7.1%
Consumer Staples 5.7%
Real Estate 2.6%
Materials 1.9%

Thrivent Global Stock Portfolio
Kurt J. Lauber, CFA, Lauri Brunner, Noah J. Monsen, CFA, and David R. Spangler, CFA, Portfolio Co-Managers
Thrivent Global Stock Portfolio seeks long-term capital growth.
Investment in Thrivent Global Stock Portfolio involves risks including equity security, allocation, large cap, foreign securities, foreign currency, market, quantitative investing, mid cap, small cap, emerging markets, futures contract, issuer, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 84.0%
Short-Term Investments 12.0%
Registered Investments
Companies 3.9%
Preferred Stock 0.1%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Equity
Fund 3.3%
Microsoft Corporation 2.2%
Amazon.com, Inc. 2.1%
Alphabet, Inc., Class A 1.5%
Apple, Inc. 1.5%
PayPal Holdings, Inc. 1.0%
Facebook, Inc. 1.0%
NVIDIA Corporation 0.7%
Adobe, Inc. 0.7%
Mastercard, Inc. 0.7%
These securities represent 14.7% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 17.1%
Financials 13.0%
Industrials 11.4%
Health Care 11.1%
Consumer Discretionary 10.3%
Communications Services 6.7%
Consumer Staples 3.7%
Materials 3.6%
Affiliated Registered
Investment Companies 3.3%
Energy 3.1%

Thrivent Government Bond Portfolio
Michael G. Landreville, CFA, CPA (inactive) and Gregory Anderson, CFA, Co-Portfolio Managers
Thrivent Government Bond Portfolio seeks total return, consistent with preservation of capital.
Investment in Thrivent Government Bond Portfolio involves risks including government securities, mortgage-backed and other asset-backed securities, inflation-linked security, interest rate, market, redemption, LIBOR, sovereign debt, investment adviser, derivatives, liquidity, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 8.3%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 6.0%
U.S. Treasury Bonds 5.5%
U.S. Treasury Notes 3.9%
U.S. Treasury Notes 3.3%
U.S. Treasury Notes 2.9%
U.S. Treasury Bonds 2.7%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.4%
U.S. Treasury Bonds 2.2%
U.S. Treasury Bonds 2.1%
These securities represent 39.3% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
U.S. Government & Agencies 43.2%
Mortgage-Backed Securities 26.5%
Collateralized Mortgage
Obligations 14.3%
Asset-Backed Securities 9.1%
Foreign Government 3.7%
Financials 1.4%
Commercial Mortgage-
Backed Securities 1.0%
Energy 0.1%
Options 0.0%

Thrivent High Yield Portfolio
Paul J. Ocenasek, CFA, Portfolio Manager
Thrivent High Yield Portfolio seeks to achieve a higher level of income. The Portfolio will also consider growth of capital as a secondary objective.
Investment in Thrivent High Yield Portfolio involves risks including high yield, interest rate, credit, convertible, leveraged loan, LIBOR, prepayment, foreign securities, market, liquidity, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
SPDR Bloomberg Barclays High Yield
Bond ETF 2.3%
Sprint Corporation 1.1%
Tenet Healthcare Corporation 0.9%
Ford Motor Company 0.8%
NextEra Energy Operating Partners, LP 0.7%
Drawbridge Special Opportunities
Fund, LP 0.6%
Herc Holdings, Inc. 0.6%
H&E Equipment Services, Inc. 0.6%
Prime Security Services Borrower, LLC 0.6%
TransDigm, Inc. 0.6%
These securities represent 8.8% of the total net
assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Consumer Cyclical 20.2%
Consumer Non-Cyclical 14.0%
Energy 12.3%
Communications Services 11.7%
Capital Goods 10.2%
Financials 9.2%
Technology 5.4%
Basic Materials 5.1%
Utilities 3.1%
Transportation 3.0%

Thrivent Income Portfolio
Kent L. White, CFA, Portfolio Manager
Thrivent Income Portfolio seeks a high level of income over the longer term while providing reasonable safety of capital.
Investment in Thrivent Income Portfolio involves risks including interest rate, credit, high yield, government securities, mortgage-backed and other asset-
backed securities, LIBOR, market, issuer, foreign securities, investment adviser, financial sector, derivatives, emerging markets, liquidity, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Notes 2.0%
Bank of America Corporation 0.5%
Expedia Group, Inc. 0.5%
Boeing Company 0.5%
Broadcom, Inc. 0.4%
Oracle Corporation 0.4%
Southern Company 0.4%
General Motors Company 0.4%
U.S. Treasury Bonds 0.4%
Dell International, LLC 0.4%
These securities represent 5.9% of the total net
assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 30.2%
Consumer Non-Cyclical 11.8%
Energy 9.0%
Communications Services 8.1%
Consumer Cyclical 7.8%
Utilities 7.2%
Technology 6.0%
Capital Goods 3.7%
Transportation 3.4%
Asset-Backed Securities 2.8%

Thrivent International Allocation Portfolio
Noah J. Monsen, CFA, and Brian W. Bomgren, CQF, Portfolio Co-Managers. A portion of the Fund is subadvised by Goldman
Sachs Asset Management, L.P.
Thrivent International Allocation Portfolio seeks long-term capital growth.
Investment in Thrivent International Allocation Portfolio involves risks including allocation, equity security, foreign securities, large cap, growth investing, value investing, quantitative investing, emerging markets, foreign currency, market, small cap, mid cap, issuer, investment adviser, multi-manager, portfolio turnover rate, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 93.0%
Short-Term Investments 6.7%
Preferred Stock 0.3%
Long-Term Fixed Income < 0.1%
Total 100.0%
Top 10 Countries
(% of Net Assets)
Japan 18.8%
Switzerland 8.8%
United Kingdom 8.5%
Canada 8.3%
France 6.2%
Australia 6.1%
Germany 5.4%
Netherlands 5.0%
Sweden 4.6%
Denmark 3.3%
Investments in securities in these countries
represent 75.0% of the total net assets of the
Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 16.6%
Industrials 15.6%
Information Technology 11.2%
Consumer Discretionary 10.5%
Health Care 9.4%
Materials 7.2%
Consumer Staples 6.8%
Communications Services 5.9%
Energy 4.8%
Real Estate 3.8%

Thrivent International Index Portfolio
Brian W. Bomgren, CQF and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent International Index Portfolio seeks total returns that track the performance of the MSCI EAFE Index.
Investment in Thrivent International Index Portfolio involves risks including equity security, foreign securities, foreign currency, large cap, market, mid cap, futures contract, issuer, global indexing strategy/index tracking, and health crisis  risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 97.7%
Short-Term Investments 1.9%
Preferred Stock 0.4%
Total 100.0%
Top 10 Countries
(% of Net Assets)
Japan 22.6%
United Kingdom 13.3%
France 10.4%
Switzerland 10.1%
Germany 9.1%
Australia 6.8%
Netherlands 5.4%
Sweden 3.5%
Hong Kong 2.7%
Denmark 2.5%
Investments in securities in these countries
represent 86.4% of the total net assets of the
Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 17.1%
Industrials 14.5%
Consumer Discretionary 12.2%
Health Care 11.7%
Consumer Staples 10.6%
Information Technology 9.7%
Materials 7.6%
Communications Services 4.9%
Utilities 3.3%
Energy 3.3%

Thrivent Large Cap Growth Portfolio
Lauri Brunner, Portfolio Manager
Thrivent Large Cap Growth Portfolio seeks to achieve long-term growth of capital.
Investment in Thrivent Large Cap Growth Portfolio involves risks including large cap, growth investing, equity security, market, technology-oriented companies, issuer, investment adviser, foreign securities, non-diversified, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 99.2%
Short-Term Investments 0.8%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Amazon.com, Inc. 10.5%
Microsoft Corporation 8.6%
Alphabet, Inc., Class A 7.5%
Apple, Inc. 7.4%
PayPal Holdings, Inc. 5.0%
Facebook, Inc. 4.7%
NVIDIA Corporation 3.6%
Adobe, Inc. 3.5%
Mastercard, Inc. 3.4%
Square, Inc. 2.9%
These securities represent 57.1% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 40.4%
Consumer Discretionary 17.3%
Communications Services 16.5%
Health Care 13.6%
Financials 5.8%
Industrials 5.1%
Consumer Staples 0.5%

Thrivent Large Cap Index Portfolio
Brian W. Bomgren, CQF and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent Large Cap Index Portfolio seeks total returns that track the performance of the S&P 500 Index.
Investment in Thrivent Large Cap Index Portfolio involves risks including large cap, market, equity security, issuer, futures contract, indexing strategy/
index tracking, technology-oriented companies, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 99.6%
Short-Term Investments 0.4%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Apple, Inc. 5.9%
Microsoft Corporation 5.6%
Amazon.com, Inc. 4.0%
Facebook, Inc. 2.3%
Alphabet, Inc., Class A 2.0%
Alphabet, Inc., Class C 2.0%
Berkshire Hathaway, Inc. 1.4%
Tesla, Inc. 1.4%
NVIDIA Corporation 1.4%
J.P. Morgan Chase & Company 1.3%
These securities represent 27.3% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 27.3%
Health Care 12.9%
Consumer Discretionary 12.9%
Financials 11.2%
Communications Services 10.5%
Industrials 9.0%
Consumer Staples 5.8%
Energy 2.8%
Real Estate 2.6%
Utilities 2.4%

Thrivent Large Cap Value Portfolio
Kurt J. Lauber, CFA, Portfolio Manager
Thrivent Large Cap Value Portfolio seeks to achieve long-term growth of capital.
Investment in Thrivent Large Cap Value portfolio involves risks including large cap, value investing, equity security, market, issuer, investment adviser, foreign securities, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 98.0%
Short-Term Investments 2.0%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
J.P. Morgan Chase & Company 3.1%
Bank of America Corporation 2.9%
Microsoft Corporation 2.8%
Cisco Systems, Inc. 2.8%
Wal-Mart Stores, Inc. 2.5%
Wells Fargo & Company 2.5%
Comcast Corporation 2.4%
Johnson & Johnson 2.3%
Lowe's Companies, Inc. 2.3%
Verizon Communications, Inc. 2.2%
These securities represent 25.8% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 22.9%
Health Care 14.9%
Industrials 13.3%
Information Technology 12.0%
Communications Services 6.9%
Consumer Discretionary 6.9%
Energy 6.0%
Consumer Staples 5.7%
Materials 4.6%
Real Estate 2.5%

Thrivent Limited Maturity Bond Portfolio
Michael G. Landreville, CFA, CPA (inactive) Gregory R. Anderson, CFA, Jon-Paul (JP) Gagne, and Cortney L. Swensen, CFA,
Portfolio Co-Managers
Thrivent Limited Maturity Bond Portfolio seeks a high level of current income consistent with stability of principal.
Investment in Thrivent Limited Maturity Bond Portfolio involves risks including government securities, mortgage-backed and other asset-backed securities, collateralized debt obligations, interest rate, credit, market, LIBOR, futures contract, high yield, issuer, investment adviser, liquidity, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Notes 3.1%
U.S. Treasury Notes 1.3%
U.S. Treasury Notes 1.1%
Benefit Street Partners CLO XVI, Ltd. 1.0%
U.S. Treasury Notes 0.9%
U.S. Treasury Notes 0.7%
U.S. Treasury Notes 0.7%
Longfellow Place CLO, Ltd. 0.6%
Sound Point CLO XV, Ltd. 0.5%
MRA Issuance Trust 0.5%
These securities represent 10.4% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 21.0%
Asset-Backed Securities 20.5%
Collateralized Mortgage
Obligations 16.1%
U.S. Government & Agencies 7.8%
Consumer Cyclical 5.7%
Consumer Non-Cyclical 5.4%
Energy 4.9%
Utilities 3.7%
Communications Services 3.0%
Technology 2.5%

Thrivent Low Volatility Equity Portfolio
Noah J. Monsen, CFA, and Brian W. Bomgren, CQF, Portfolio Co-Managers
The Portfolio seeks long-term capital appreciation with lower volatility relative to the global equity markets.
Investment in Thrivent Low Volatility Equity Portfolio involves risks including equity security, large cap, quantitative investing, foreign securities, market, mid cap, foreign currency, futures contract, issuer, investment adviser, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 99.1%
Short-Term Investments 0.9%
Total 100.0%
Top 10 Countries
(% of Net Assets)
United States 60.9%
Japan 12.8%
Switzerland 7.1%
Canada 6.2%
Denmark 2.6%
Netherlands 1.8%
Germany 1.3%
Ireland 1.2%
Hong Kong 1.1%
United Kingdom 0.8%
Investments in securities in these countries
represent 95.8% of the total net assets of the
Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Health Care 19.5%
Information Technology 19.2%
Consumer Staples 13.8%
Communications Services 11.6%
Industrials 8.8%
Financials 7.0%
Utilities 5.4%
Consumer Discretionary 5.0%
Materials 4.2%
Real Estate 4.1%

Thrivent Mid Cap Growth Portfolio
David J. Lettenberger, CFA, and Siddharth Sinha, CFA, Portfolio Co-Managers
Thrivent Mid Cap Growth Portfolio seeks long-term capital growth.
Investment in Thrivent Mid Cap Growth Portfolio involves risks including mid cap, growth investing, equity security, market, technology-oriented companies, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 98.1%
Registered Investments
Companies 1.0%
Short-Term Investments 0.9%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
United Rentals, Inc. 2.1%
Elastic NV 2.1%
TransUnion 2.0%
Generac Holdings, Inc. 2.0%
Match Group, Inc. 1.8%
Monolithic Power Systems, Inc. 1.8%
Dexcom, Inc. 1.8%
DocuSign, Inc. 1.7%
Chipotle Mexican Grill, Inc. 1.7%
Howmet Aerospace, Inc. 1.7%
These securities represent 18.7% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 27.8%
Health Care 20.3%
Industrials 16.5%
Consumer Discretionary 14.9%
Financials 5.9%
Real Estate 4.2%
Communications Services 3.9%
Materials 3.3%
Consumer Staples 1.2%
Unaffiliated Registered
Investment Companies 1.0%

Thrivent Mid Cap Index Portfolio
Brian W. Bomgren, CQF and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent Mid Cap Index Portfolio seeks total returns that track the performance of the S&P MidCap 400 Index.
Investment in Thrivent Mid Cap Index Portfolio involves risks including mid cap, market, equity security, issuer, futures contract, indexing strategy/index tracking, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 99.7%
Short-Term Investments 0.3%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Bio-Techne Corporation 0.7%
Cognex Corporation 0.6%
Molina Healthcare, Inc. 0.6%
Fair Isaac Corporation 0.6%
Solaredge Technology, Ltd. 0.6%
XPO Logistics, Inc. 0.6%
Signature Bank 0.6%
Camden Property Trust 0.6%
Graco, Inc. 0.5%
FactSet Research Systems, Inc. 0.5%
These securities represent 5.9% of the total net
assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Industrials 17.4%
Consumer Discretionary 15.4%
Financials 14.9%
Information Technology 14.6%
Health Care 11.1%
Real Estate 9.6%
Materials 6.3%
Consumer Staples 3.4%
Utilities 3.3%
Energy 2.1%

Thrivent Mid Cap Stock Portfolio
Brian J. Flanagan, CFA, Portfolio Manager
Thrivent Mid Cap Stock Portfolio seeks long-term capital growth.
Investment in Thrivent Mid Cap Stock Portfolio involves risks including mid cap, equity security, market, issuer, investment adviser, and health crisis risks.
A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 96.9%
Short-Term Investments 3.1%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
United Rentals, Inc. 3.3%
Western Alliance Bancorp 2.9%
NVR, Inc. 2.7%
Lululemon Athletica, Inc. 2.4%
Ally Financial, Inc. 2.3%
Advanced Drainage Systems, Inc. 2.0%
Old Dominion Freight Line, Inc. 2.0%
Zions Bancorporations NA 1.9%
Timken Company 1.9%
Equitable Holdings, Inc. 1.9%
These securities represent 23.3% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Industrials 18.5%
Financials 15.3%
Information Technology 15.2%
Consumer Discretionary 14.6%
Health Care 9.1%
Real Estate 6.6%
Utilities 4.9%
Materials 4.5%
Consumer Staples 3.2%
Energy 2.5%

Thrivent Mid Cap Value Portfolio
Graham Wong, CFA, Portfolio Manager
Thrivent Mid Cap Value Portfolio seeks long-term capital growth.
Investment in Thrivent Mid Cap Value Portfolio involves risks including mid cap, value investing, equity security, market, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 94.9%
Short-Term Investments 4.1%
Registered Investments
Companies 1.0%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Crane Company 2.6%
Berry Plastics Group, Inc. 2.5%
Wintrust Financial Corporation 2.4%
Carlisle Companies, Inc. 2.2%
Dollar Tree, Inc. 2.2%
Axalta Coating Systems, Ltd. 2.2%
Centene Corporation 2.1%
Pioneer Natural Resources Company 2.0%
Selective Insurance Group, Inc. 2.0%
Southwest Airlines Company 1.9%
These securities represent 22.1% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 19.5%
Industrials 13.4%
Consumer Discretionary 12.5%
Information Technology 9.0%
Health Care 8.0%
Materials 6.9%
Real Estate 6.3%
Energy 5.6%
Communications Services 4.9%
Consumer Staples 4.8%

Thrivent Moderate Allocation Portfolio
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
Thrivent Moderate Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderate Allocation Portfolio involves risks including allocation, equity security, interest rate, large cap, mid cap, market, credit,
LIBOR, other funds, high yield, foreign securities, emerging markets, foreign currency, small cap, growth investing, value investing, investment adviser, conflicts of interest, issuer, quantitative investing, derivatives, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Investment Grade Debt 31.5%
Large Cap 30.3%
International 10.6%
Short-Term Investments 9.0%
Small Cap 5.3%
Mid Cap 4.5%
High Yield 3.1%
Multi-Cap 2.3%
Emerging Markets Debt 2.0%
Floating Rate Debt 1.4%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Value Portfolio 7.5%
Thrivent Income Portfolio 5.9%
Thrivent International Allocation Portfolio 5.2%
Thrivent Mid Cap Stock Portfolio 5.0%
Thrivent Global Stock Portfolio 4.3%
Thrivent Limited Maturity Bond Portfolio 3.1%
Thrivent Core Low Volatility Equity Fund 2.6%
Thrivent Core Emerging Markets Debt Fund 2.2%
Thrivent High Yield Portfolio 1.8%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.6%
These securities represent 39.2% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.

Thrivent Moderately Aggressive Allocation Portfolio
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
Thrivent Moderately Aggressive Allocation Portfolio seeks long-term capital growth.
Investment in Thrivent Moderately Aggressive Allocation Portfolio involves risks including allocation, equity security, large cap, small cap, mid cap, market, other funds, growth investing, value investing, foreign securities, emerging markets, foreign currency, interest rate, credit, LIBOR, investment adviser, conflicts of interest, issuer, quantitative investing, derivatives, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Large Cap 37.5%
Investment Grade Debt 20.2%
International 14.2%
Short-Term Investments 7.6%
Mid Cap 7.0%
Small Cap 6.8%
Multi-Cap 3.0%
High Yield 1.8%
Emerging Markets Debt 1.1%
Floating Rate Debt 0.8%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Mid Cap Stock Portfolio 9.0%
Thrivent Large Cap Value Portfolio 8.1%
Thrivent International Allocation Portfolio 8.0%
Thrivent Global Stock Portfolio 7.0%
Thrivent Core Low Volatility Equity Fund 3.3%
Thrivent Income Portfolio 2.6%
Thrivent Small Cap Stock Portfolio 2.2%
Thrivent Core International Equity Fund 1.5%
Thrivent Limited Maturity Bond Portfolio 1.4%
Thrivent Core Emerging Markets Debt Fund 1.2%
These securities represent 44.3% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.

Thrivent Moderately Conservative Allocation Portfolio
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA Portfolio Co-Managers
Thrivent Moderately Conservative Allocation Portfolio seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderately Conservative Allocation Portfolio involves risks including allocation, interest rate, equity security, market, large cap, credit, LIBOR, mortgage-backed and other asset-backed securities, government securities, high yield, mid cap, other funds, foreign securities, emerging markets, foreign currency, investment adviser, conflicts of interest, issuer, quantitative investing, leveraged loan, prepayment, derivatives, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Investment Grade Debt 47.7%
Large Cap 16.2%
Short-Term Investments 11.3%
International 7.1%
High Yield 4.6%
Mid Cap 3.7%
Emerging Markets Debt 2.9%
Small Cap 2.5%
Floating Rate Debt 2.3%
Multi-Cap 1.7%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Income Portfolio 8.1%
Thrivent Limited Maturity Bond Portfolio 4.5%
Thrivent Large Cap Value Portfolio 4.4%
Thrivent International Allocation Portfolio 3.5%
Thrivent Core Emerging Markets Debt Fund 3.4%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.9%
Thrivent High Yield Portfolio 2.6%
Thrivent Mid Cap Stock Portfolio 2.5%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 2.1%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 2.1%
These securities represent 36.1% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
The Portfolio Composition chart excludes collateral held for securities loaned.
The lists of Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change. The Top 10 Holdings chart does not include derivatives.

Thrivent Money Market Portfolio
William D. Stouten, Portfolio Manager
Thrivent Money Market Portfolio seeks to achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity.
Investment in Thrivent Money Market Portfolio involves risks including money market fund, government securities, interest rate, LIBOR, credit, repurchase agreement, redemption, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Although the Portfolio seeks to preserve the value of your investment a $1.00 per unit, it is possible to lose money by investing in the Portfolio.
Investments in the Money Market Portfolio are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. These and other risks are described in the Prospectus.
Portfolio Composition
(% of Portfolio)
U.S. Government Agency Debt 85.6%
U.S. Treasury Debt 8.4%
U.S. Treasury Repurchase
Agreement, if collateralized
only by U.S. Treasuries
(including Strips) and cash 6.0%
Total 100.0%
An investment in the Thrivent Money Market Portfolio is not insured or guaranteed by the FDIC or any other government agency.
Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.
Quoted Portfolio Composition is subject to change.

Thrivent Multidimensional Income Portfolio
Gregory R. Anderson, CFA, Stephen D. Lowe, CFA, Kent L. White, CFA, and Theron G. Whitehorn, CFA, Portfolio Co-Managers
The Portfolio seeks a high level of current income and, secondarily, growth of capital.
Investment in Thrivent Multidimensional Income Portfolio involves risks including interest rate, credit, high yield, preferred securities, closed-end fund, emerging markets, foreign securities, market, mortgage-backed and other asset-backed securities, LIBOR, convertible securities, government securities, issuer, investment adviser, conflicts of interest, sovereign debt, liquidity, derivatives, other funds, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund 10.0%
SPDR Bloomberg Barclays High Yield
Bond ETF 4.6%
U.S. Treasury Notes 4.2%
U.S. Treasury Bonds 2.3%
iShares S&P U.S. Preferred Stock Index
Fund 1.2%
Invesco Senior Loan ETF 0.9%
Bank of America Corporation 0.8%
BlackRock Core Bond Trust 0.7%
BlackRock Credit Allocation Income
Trust 0.7%
SPDR Bloomberg Barclays Short Term
High Yield Bond ETF 0.7%
These securities represent 26.1% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 22.5%
Unaffiliated Registered
Investment Companies 19.4%
Affiliated Fixed Income
Holdings 10.0%
Energy 6.8%
U.S. Government & Agencies 6.5%
Consumer Cyclical 6.3%
Communications Services 5.1%
Consumer Non-Cyclical 4.9%
Utilities 2.9%
Capital Goods 2.9%

Thrivent Opportunity Income Plus Portfolio
Gregory R. Anderson, CFA, Conrad E. Smith, CFA, Kent L. White, CFA, Stephen D. Lowe, CFA, and Theron G. Whitehorn, CFA,
Portfolio Co-Managers
Thrivent Opportunity Income Plus Portfolio seeks a combination of current income and long-term capital appreciation.
Investment in Thrivent Opportunity Income Plus Portfolio involves risks including interest rate, credit, mortgage-backed and other asset-backed securities, leveraged loan, LIBOR, prepayment, high yield, allocation, foreign securities, emerging markets, sovereign debt, market, other funds, investment adviser, conflicts of interest, issuer, liquidity, derivatives, ETF, portfolio turnover rate, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund 15.2%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 3.4%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 3.3%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 1.8%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.7%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 0.9%
Government National Mortgage
Association 30-Yr. Pass Through 0.7%
Scientific Games International, Inc.,
Term Loan 0.7%
Global Medical Response, Inc., Term
Loan 0.6%
Prime Security Services Borrower, LLC,
Term Loan 0.6%
These securities represent 28.9% of the total
net assets of the Portfolio.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
Bond Quality Ratings Distributions exclude collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Affiliated Fixed Income
Holdings 15.2%
Mortgage-Backed Securities 14.0%
Financials 10.5%
Consumer Non-Cyclical 8.3%
Consumer Cyclical 8.3%
Communications Services 7.7%
Collateralized Mortgage
Obligations 6.2%
Capital Goods 4.8%
Technology 4.6%
Energy 4.5%

Thrivent Partner Emerging Markets Equity Portfolio
Subadvised by Aberdeen Asset Managers Limited
Thrivent Partner Emerging Markets Equity Portfolio seeks long-term capital growth.
Investment in the Thrivent Partner Emerging Markets Equity Portfolio involves risks including foreign securities, emerging markets, equity security, market, sector, foreign currency, issuer, investment adviser, large cap, mid cap, small cap, preferred securities, convertible securities, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 90.0%
Preferred Stock 8.7%
Short-Term Investments 1.3%
Total 100.0%
Top 10 Countries
(% of Net Assets)
Cayman Islands 19.3%
China 14.5%
South Korea 12.2%
Taiwan 11.1%
India 10.5%
Brazil 6.3%
Russian Federation 4.4%
Mexico 4.2%
South Africa 4.0%
Hong Kong 2.9%
Investments in securities in these countries
represent 89.4% of the total net assets of the
Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Countries are subject to change.
The lists of Major Market Sectors and Top 10 Countries exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Countries chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 25.1%
Financials 19.2%
Consumer Discretionary 15.2%
Materials 10.4%
Communications Services 7.6%
Industrials 5.6%
Consumer Staples 4.6%
Energy 4.3%
Utilities 3.8%
Health Care 3.1%

Thrivent Partner Healthcare Portfolio
Subadvised by BlackRock Investment Management, LLC
Thrivent Partner Healthcare Portfolio seeks long-term capital growth.
Investment in the Thrivent Partner Healthcare Portfolio involves risks including healthcare industry, market, equity security, mid cap, small cap, issuer, investment adviser, foreign securities, emerging markets, foreign currency, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 97.4%
Short-Term Investments 2.6%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
UnitedHealth Group, Inc. 6.3%
Abbott Laboratories 5.1%
Eli Lilly and Company 4.4%
Thermo Fisher Scientific, Inc. 4.4%
Johnson & Johnson 4.2%
Medtronic plc 3.5%
Pfizer, Inc. 3.3%
Humana, Inc. 2.7%
Intuitive Surgical, Inc. 2.6%
Amgen, Inc. 2.6%
These securities represent 39.1% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Health Care Equipment 26.3%
Pharmaceuticals 21.5%
Biotechnology 19.1%
Managed Health Care 12.3%
Life Sciences Tools & Services 8.1%
Health Care Services 5.1%
Health Care Supplies 1.8%
Health Care Distributors 1.8%
Health Care Facilities 0.8%
Health Care Technology 0.4%

Thrivent Real Estate Securities Portfolio
Reginald L. Pfeifer, CFA, Portfolio Manager
Thrivent Real Estate Securities Portfolio seeks to provide long-term capital appreciation and high current income.
Investment in Thrivent Real Estate Securities Portfolio involves risks including real estate investment trust, real estate industry, market, equity security, investment adviser, issuer, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 99.7%
Short-Term Investments 0.3%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Prologis, Inc. 6.8%
Equinix, Inc. 5.6%
American Tower Corporation 5.1%
Welltower, Inc. 3.2%
Alexandria Real Estate Equities, Inc. 3.0%
Simon Property Group, Inc. 3.0%
Invitation Homes, Inc. 3.0%
Crown Castle International Corporation 2.5%
Sun Communities, Inc. 2.5%
Extra Space Storage, Inc. 2.3%
These securities represent 37.0% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Specialized REITs 28.7%
Residential REITs 20.2%
Industrial REITs 12.9%
Retail REITs 9.4%
Health Care REITs 8.9%
Office REITs 7.9%
Diversified REITs 6.3%
Hotel & Resort REITs 4.5%
Real Estate Operating
Companies 0.5%
Real Estate Services 0.3%

Thrivent Small Cap Growth Portfolio
David J. Lettenberger, CFA, Portfolio Manager
The Portfolio seeks long-term capital growth.
Investment in Thrivent Small Cap Growth Portfolio involves risks including small cap, growth investing, equity security, market, technology-oriented companies, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 97.6%
Short-Term Investments 2.0%
Registered Investment
Companies 0.4%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Everi Holdings, Inc. 2.5%
LHC Group, Inc. 2.4%
Middleby Corporation 1.9%
Five9, Inc. 1.9%
Summit Materials, Inc. 1.9%
Avalara, Inc. 1.8%
Altra Industrial Motion Corporation 1.7%
e.l.f. Beauty, Inc. 1.7%
Bandwidth, Inc. 1.6%
Workiva, Inc. 1.6%
These securities represent 19.0% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Information Technology 28.0%
Industrials 21.7%
Health Care 21.6%
Consumer Discretionary 14.2%
Financials 4.8%
Consumer Staples 3.1%
Real Estate 3.0%
Materials 1.7%
Unaffiliated Registered
Investment Companies 0.4%
Energy 0.3%

Thrivent Small Cap Index Portfolio
Brian W. Bomgren, CQF and Sharon Wang, CFA, FRM, Portfolio Co-Managers
Thrivent Small Cap Index Portfolio seeks capital growth that tracks the performance of the S&P SmallCap 600 Index.
Investment in Thrivent Small Cap Index Portfolio involves risks including small cap, market, equity security, issuer, futures contract, indexing strategy/
index tracking, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 97.8%
Registered Investments
Companies 2.1%
Short-Term Investments 0.1%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
iShares Core S&P Small-Cap ETF 2.1%
GameStop Corporation 1.1%
Omnicell, Inc. 0.6%
Macy's, Inc. 0.5%
Saia, Inc. 0.5%
NeoGenomics, Inc. 0.5%
Chart Industries, Inc. 0.5%
MicroStrategy, Inc. 0.5%
3D Systems Corporation 0.5%
Power Integrations, Inc. 0.5%
These securities represent 7.3% of the total net
assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Financials 17.1%
Industrials 16.5%
Consumer Discretionary 14.7%
Information Technology 13.5%
Health Care 11.5%
Real Estate 7.6%
Materials 4.9%
Energy 4.6%
Consumer Staples 4.1%
Unaffiliated Registered
Investment Companies 2.1%

Thrivent Small Cap Stock Portfolio
Matthew D. Finn, CFA and James M. Tinucci, CFA, Portfolio Co-Managers
Thrivent Small Cap Stock Portfolio seeks long-term capital growth.
Investment in Thrivent Small Cap Stock Portfolio involves risks including small cap, equity security, market, issuer, investment adviser, and health crisis risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 98.1%
Short-Term Investments 1.9%
Registered Investment
Companies < 0.1%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
TTM Technologies, Inc. 2.3%
Manpower, Inc. 2.1%
Heartland Financial USA, Inc. 1.9%
Everi Holdings, Inc. 1.9%
Syneos Health, Inc. 1.8%
Western Alliance Bancorp 1.8%
Lantheus Holdings, Inc. 1.8%
WESCO International, Inc. 1.8%
Helmerich & Payne, Inc. 1.7%
Element Solutions, Inc. 1.6%
These securities represent 18.7% of the total
net assets of the Portfolio.
Quoted Portfolio Composition, Major Market Sectors and Top 10 Holdings are subject to change.
The lists of Major Market Sectors and Top 10 Holdings exclude short-term investments and collateral held for securities loaned.
The Portfolio Composition chart excludes collateral held for securities loaned. The Top 10 Holdings chart does not include derivatives.
Major Market Sectors
(% of Net Assets)
Industrials 19.6%
Financials 19.6%
Information Technology 13.6%
Consumer Discretionary 11.1%
Health Care 10.2%
Materials 8.0%
Real Estate 6.8%
Consumer Staples 3.5%
Energy 2.6%
Utilities 1.9%

Shareholder Expense Example
(unaudited)
As a shareholder of the Thrivent Series Fund, Inc., you incur ongoing costs, including management fees and other Portfolio expenses. This
Shareholder Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 through June 30, 2021. Shares in a Portfolio are currently sold, without sales charges, to separate accounts of Thrivent Financial for Lutherans and Thrivent Life Insurance Company, which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent Financial for Lutherans and Thrivent Life Insurance
Company, and separate accounts of other insurance companies not affiliated with Thrivent Financial for Lutherans. Effective June 30, 2019,
Thrivent Life Insurance Company has been dissolved and the contract obligations of Thrivent Life Insurance Company have been assumed by
Thrivent Financial for Lutherans. Expenses associated with these variable contracts and separate accounts are not included in these examples and had these costs been included, your costs would have been higher.
Actual Expenses
In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid.
Hypothetical Example for Comparison Purposes
In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the
Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Beginning Account
Value 1/1/2021
Ending Account Value
6/30/2021
Expenses Paid During
Period  1/1/2021
- 6/30/2021
*
Annualized Expense
Ratio
Thrivent Aggressive Allocation Portfolio
Actual
$1,000 $1,127 $2.98 0.56%
Hypothetical
**
$1,000 $1,022 $2.83 0.56%
Thrivent All Cap Portfolio
Actual
$1,000 $1,144 $3.51 0.66%
Hypothetical
**
$1,000 $1,022 $3.31 0.66%
Thrivent Balanced Income Plus Portfolio
Actual
$1,000 $1,081 $3.23 0.63%
Hypothetical
**
$1,000 $1,022 $3.14 0.63%
Thrivent Diversified Income Plus Portfolio
Actual
$1,000 $1,045 $2.29 0.45%
Hypothetical
**
$1,000 $1,023 $2.26 0.45%
Thrivent ESG Index Portfolio
Actual
$1,000 $1,161 $2.04 0.38%
Hypothetical
**
$1,000 $1,023 $1.91 0.38%
Thrivent Global Stock Portfolio
Actual
$1,000 $1,135 $3.25 0.61%
Hypothetical
**
$1,000 $1,022 $3.08 0.61%
Thrivent Government Bond Portfolio
Actual
$1,000 $984 $2.14 0.43%
Hypothetical
**
$1,000 $1,023 $2.18 0.43%
Thrivent High Yield Portfolio
Actual
$1,000 $1,028 $2.21 0.44%
Hypothetical
**
$1,000 $1,023 $2.20 0.44%
Thrivent Income Portfolio
Actual
$1,000 $993 $2.13 0.43%
Hypothetical
**
$1,000 $1,023 $2.16 0.43%

Beginning Account
Value 1/1/2021
Ending Account Value
6/30/2021
Expenses Paid During
Period  1/1/2021
- 6/30/2021
*
Annualized Expense
Ratio
Thrivent International Allocation Portfolio
Actual
$1,000 $1,109 $3.76 0.72%
Hypothetical
**
$1,000 $1,021 $3.60 0.72%
Thrivent International Index Portfolio
Actual
$1,000 $1,088 $2.38 0.46%
Hypothetical
**
$1,000 $1,023 $2.31 0.46%
Thrivent Large Cap Growth Portfolio
Actual
$1,000 $1,142 $2.27 0.43%
Hypothetical
**
$1,000 $1,023 $2.15 0.43%
Thrivent Large Cap Index Portfolio
Actual
$1,000 $1,151 $1.23 0.23%
Hypothetical
**
$1,000 $1,024 $1.16 0.23%
Thrivent Large Cap Value Portfolio
Actual
$1,000 $1,211 $3.45 0.63%
Hypothetical
**
$1,000 $1,022 $3.15 0.63%
Thrivent Limited Maturity Bond Portfolio
Actual
$1,000 $1,005 $2.18 0.44%
Hypothetical
**
$1,000 $1,023 $2.20 0.44%
Thrivent Low Volatility Equity Portfolio
Actual
$1,000 $1,087 $4.32 0.84%
Hypothetical
**
$1,000 $1,021 $4.18 0.84%
Thrivent Mid Cap Growth Portfolio
Actual
$1,000 $1,075 $4.37 0.85%
Hypothetical
**
$1,000 $1,021 $4.26 0.85%
Thrivent Mid Cap Index Portfolio
Actual
$1,000 $1,175 $1.31 0.24%
Hypothetical
**
$1,000 $1,024 $1.22 0.24%
Thrivent Mid Cap Stock Portfolio
Actual
$1,000 $1,174 $3.51 0.65%
Hypothetical
**
$1,000 $1,022 $3.26 0.65%
Thrivent Mid Cap Value Portfolio
Actual
$1,000 $1,209 $4.93 0.90%
Hypothetical
**
$1,000 $1,020 $4.51 0.90%
Thrivent Moderate Allocation Portfolio
Actual
$1,000 $1,074 $2.21 0.43%
Hypothetical
**
$1,000 $1,023 $2.16 0.43%
Thrivent Moderately Aggressive Allocation Portfolio
Actual
$1,000 $1,097 $2.33 0.45%
Hypothetical
**
$1,000 $1,023 $2.25 0.45%
Thrivent Moderately Conservative Allocation Portfolio
Actual
$1,000 $1,040 $2.27 0.45%
Hypothetical
**
$1,000 $1,023 $2.25 0.45%
Thrivent Money Market Portfolio
Actual
$1,000 $1,000 $0.50 0.10%
Hypothetical
**
$1,000 $1,024 $0.50 0.10%
Thrivent Multidimensional Income Portfolio
Actual
$1,000 $1,050 $4.64 0.91%
Hypothetical
**
$1,000 $1,020 $4.57 0.91%

Beginning Account
Value 1/1/2021
Ending Account Value
6/30/2021
Expenses Paid During
Period  1/1/2021
- 6/30/2021
*
Annualized Expense
Ratio
Thrivent Opportunity Income Plus Portfolio
Actual
$1,000 $1,012 $3.05 0.61%
Hypothetical
**
$1,000 $1,022 $3.07 0.61%
Thrivent Partner Emerging Markets Equity Portfolio
Actual
$1,000 $1,062 $6.14 1.20%
Hypothetical
**
$1,000 $1,019 $6.01 1.20%
Thrivent Partner Healthcare Portfolio
Actual
$1,000 $1,077 $4.31 0.84%
Hypothetical
**
$1,000 $1,021 $4.19 0.84%
Thrivent Real Estate Securities Portfolio
Actual
$1,000 $1,206 $4.62 0.85%
Hypothetical
**
$1,000 $1,021 $4.24 0.85%
Thrivent Small Cap Growth Portfolio
Actual
$1,000 $1,107 $4.91 0.94%
Hypothetical
**
$1,000 $1,020 $4.71 0.94%
Thrivent Small Cap Index Portfolio
Actual
$1,000 $1,234 $1.32 0.24%
Hypothetical
**
$1,000 $1,024 $1.20 0.24%
Thrivent Small Cap Stock Portfolio
Actual
$1,000 $1,208 $3.83 0.70%
Hypothetical
**
$1,000 $1,021 $3.51 0.70%
* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by
181/365 to reflect the one-half year period.
** Assuming 5% annualized total return before expenses.

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 50.5% ) Value
Communications Services (3.2%)
26,545 Activision Blizzard, Inc. $ 2,533,455
7,134 Alphabet, Inc., Class A
a
17,419,730
1,522 Alphabet, Inc., Class C
a
3,814,619
12,542 AMC Networks, Inc.
a
837,806
2,880 ANGI Homeservices, Inc.
a
38,938
35,064 AT&T, Inc. 1,009,142
7,583 Audacy, Inc.
a
32,683
20 Cardlytics, Inc.
a
2,539
2,613 Cars.com, Inc.
a
37,444
1,080 Charter Communications, Inc.
a
779,166
67,028 Comcast Corporation 3,821,936
33,825 Discovery, Inc., Class A
a,b
1,037,751
15,267 DISH Network Corporation
a
638,161
700 E.W. Scripps Company 14,273
1,511 EchoStar Corporation
a
36,702
6,914 Electronic Arts, Inc. 994,441
31,346 Facebook, Inc.
a
10,899,318
5,450 Gannett Company, Inc.
a
29,920
2,380 Gray Television, Inc. 55,692
770 Hemisphere Media Group, Inc.
a
9,086
5,412 Interpublic Group of Companies,
Inc. 175,836
30,704 Live Nation Entertainment, Inc.
a
2,689,363
1,117 Lumen Technologies, Inc. 15,180
18,539 Match Group, Inc.
a
2,989,414
10,641 Omnicom Group, Inc. 851,174
98,296 QuinStreet, Inc.
a
1,826,340
6,309 RingCentral, Inc.
a
1,833,269
54 Roku, Inc.
a
24,799
5,530 Take-Two Interactive Software,
Inc.
a
978,921
4,649 Telephone & Data Systems, Inc. 105,346
49,721 Twitter, Inc.
a
3,421,302
755 United States Cellular Corporation
a
27,414
64,529 Verizon Communications, Inc. 3,615,560
3,217 ViacomCBS, Inc. 145,408
681 Walt Disney Company
a
119,699
2,998 WideOpenWest, Inc.
a
62,088
5,100 Zillow Group, Inc.
a
624,903
Total 63,548,818
Consumer Discretionary (6.7%)
2,164 Adient plc
a
97,813
6,972 Amazon.com, Inc.
a
23,984,796
7,035 American Axle & Manufacturing
Holdings, Inc.
a
72,812
6,277 American Eagle Outfitters, Inc. 235,576
46,153 Aptiv plc
a
7,261,251
2,673 AutoNation, Inc.
a
253,427
1,153 AutoZone, Inc.
a
1,720,530
15,641 Bally's Corporation
a
846,335
1,398 Bed Bath & Beyond, Inc.
a
46,539
1,866 BJ's Restaurants, Inc.
a
91,695
368 Brinker International, Inc.
a
22,761
1,217 Brunswick Corporation 121,238
6,207 Burlington Stores, Inc.
a
1,998,592
21,953 Caesars Entertainment, Inc.
a
2,277,624
6,857 Carvana Company
a
2,069,580
32,930 Cedar Fair, LP
a
1,476,252
13,670 Chegg, Inc.
a
1,136,114
17,058 Chewy, Inc.
a,b
1,359,693
15,068 Chico's FAS, Inc.
a
99,147
813 Children's Place, Inc.
a
75,658
4,073 Chipotle Mexican Grill, Inc.
a
6,314,535
11,392 Choice Hotels International, Inc. 1,354,053
Shares Common Stock (50.5%) Value
Consumer Discretionary (6.7%) - continued
409 Churchill Downs, Inc. $ 81,088
9,208 Clarus Corporation 236,646
90,173 Cooper-Standard Holdings, Inc.
a
2,615,017
1,864 Cracker Barrel Old Country Store,
Inc. 276,729
17,961 Crocs, Inc.
a
2,092,816
3,948 Culp, Inc. 64,352
13,541 D.R. Horton, Inc. 1,223,700
5,937 Dana, Inc. 141,063
2,012 Darden Restaurants, Inc. 293,732
422 Deckers Outdoor Corporation
a
162,078
1,007 Denny's Corporation
a
16,605
9,049 Dick's Sporting Goods, Inc. 906,619
120 Dillard's, Inc. 21,706
886 Domino's Pizza, Inc. 413,310
1,014 Dorman Products, Inc.
a
105,121
73,727 Duluth Holdings, Inc.
a
1,522,463
8,455 Emerald Holding, Inc.
a
45,572
223,721 Everi Holdings, Inc.
a
5,579,602
4,128 Expedia Group, Inc.
a
675,795
25,821 Farfetch, Ltd.
a
1,300,346
12,389 Five Below, Inc.
a
2,394,422
5,492 Foot Locker, Inc. 338,472
778 Fox Factory Holding Corporation
a
121,103
12,531 Gap, Inc. 421,668
1,458 Garmin, Ltd. 210,885
24,997 Gentex Corporation 827,151
3,532 Genuine Parts Company 446,692
5,877 G-III Apparel Group, Ltd.
a
193,118
5,608 Goodyear Tire & Rubber
Company
a
96,177
75 Graham Holdings Company 47,542
2,200 Grand Canyon Education, Inc.
a
197,934
1,770 Group 1 Automotive, Inc. 273,341
7,503 Guess ?, Inc. 198,079
10,998 H&R Block, Inc. 258,233
17,805 Hanesbrands, Inc. 332,419
18,462 Harley-Davidson, Inc. 845,929
725 Helen of Troy, Ltd.
a
165,387
1,756 Hilton Worldwide Holdings, Inc.
a
211,809
5,942 Home Depot, Inc. 1,894,844
6,538 IAA, Inc.
a
356,583
2,884 KB Home 117,436
24,678 Kohl's Corporation 1,360,005
5,047 L Brands, Inc. 363,687
5,627 Lear Corporation 986,301
47,652 Leggett & Platt, Inc. 2,468,850
3,247 Lennar Corporation 322,589
6,838 Lithia Motors, Inc. 2,349,810
18,549 Lowe's Companies, Inc. 3,597,950
3,271 Lululemon Athletica, Inc.
a
1,193,817
1,965 M.D.C. Holdings, Inc. 99,429
9,886 Macy's, Inc.
a
187,439
12,804 Magnite, Inc.
a
433,287
4,033 Marriott International, Inc.
a
550,585
382 Marriott Vacations Worldwide
Corporation
a
60,853
11,814 Mattel, Inc.
a
237,461
3,897 McDonald's Corporation 900,168
318 Mercadolibre, Inc.
a
495,377
30,324 Miller Industries, Inc. 1,195,979
4,283 Mohawk Industries, Inc.
a
823,150
6,844 NIKE, Inc. 1,057,330
13,833 Nordstrom, Inc.
a
505,873

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (50.5%) Value
Consumer Discretionary (6.7%) - continued
8,692 Norwegian Cruise Line Holdings,
Ltd.
a,b
$ 255,632
767 NVR, Inc.
a
3,814,521
14,860 Ollie's Bargain Outlet Holdings,
Inc.
a
1,250,172
9,863 Papa John's International, Inc. 1,030,092
17,906 Park Hotels and Resorts, Inc.
a
369,043
20,868 Penn National Gaming, Inc.
a
1,596,193
25,196 Planet Fitness, Inc.
a
1,895,999
285 Pool Corporation 130,718
3,309 PulteGroup, Inc. 180,572
618 Purple Innovation, Inc.
a
16,321
1,082 PVH Corporation
a
116,412
44,871 Qurate Retail, Inc. 587,361
1,033 RH
a
701,407
4,413 Ross Stores, Inc. 547,212
3,903 Ruth's Hospitality Group, Inc.
a
89,886
29,166 Skyline Corporation
a
1,554,548
11,233 Sleep Number Corporation
a
1,235,068
18,124 Sony Group Corporation ADR 1,762,015
2,593 Standard Motor Products, Inc. 112,407
42,595 Stoneridge, Inc.
a
1,256,552
718 Strategic Education, Inc. 54,611
26,404 Taylor Morrison Home Corporation
a
697,594
1,970 Tenneco, Inc.
a
38,060
8,741 Tesla, Inc.
a
5,941,258
1,475 Thor Industries, Inc. 166,675
9,296 Toll Brothers, Inc. 537,402
2,271 TopBuild Corporation
a
449,158
7,118 Tri Pointe Homes, Inc.
a
152,539
14,697 TripAdvisor, Inc.
a
592,289
5,446 Tupperware Brands Corporation
a
129,343
4,807 Ulta Beauty, Inc.
a
1,662,116
2,154 Urban Outfitters, Inc.
a
88,788
844 Vail Resorts, Inc.
a
267,143
627 Whirlpool Corporation 136,699
197 Williams-Sonoma, Inc. 31,451
10,297 Wingstop, Inc. 1,623,116
42 Winmark Corporation 8,067
1,466 Wolverine World Wide, Inc. 49,316
22,620 Wyndham Hotels and Resorts, Inc. 1,635,200
4,801 Yum! Brands, Inc. 552,259
32,195 Zumiez, Inc.
a
1,577,233
Total 134,721,993
Consumer Staples (1.5%)
2,363 Altria Group, Inc. 112,668
22,877 BJ's Wholesale Club Holdings,
Inc.
a
1,088,488
59 Boston Beer Company, Inc.
a
60,227
749 Church & Dwight Company, Inc. 63,830
6,926 Colgate-Palmolive Company 563,430
3,270 Costco Wholesale Corporation 1,293,841
35,814 Coty, Inc.
a
334,503
6,856 Darling Ingredients, Inc.
a
462,780
76,006 e.l.f. Beauty, Inc.
a
2,062,803
4,905 Flowers Foods, Inc. 118,701
295 General Mills, Inc. 17,974
21,368 Hain Celestial Group, Inc.
a
857,284
1,533 Hershey Company 267,018
1,533 Ingredion, Inc. 138,736
9,959 John B. Sanfilippo & Son, Inc. 882,069
5,922 Kimberly-Clark Corporation 792,245
40,079 Lamb Weston Holdings, Inc. 3,232,772
315 Medifast, Inc. 89,139
Shares Common Stock (50.5%) Value
Consumer Staples (1.5%) - continued
9,073 Monster Beverage Corporation
a
$ 828,819
695 PepsiCo, Inc. 102,978
2,601 Performance Food Group
Company
a
126,122
51,953 Philip Morris International, Inc. 5,149,062
1,414 Pilgrim's Pride Corporation
a
31,363
127,654 Primo Water Corporation 2,135,651
5,420 Procter & Gamble Company 731,321
788 Seneca Foods Corporation
a
40,251
54 Tootsie Roll Industries, Inc. 1,831
77,947 Turning Point Brands, Inc. 3,567,634
386 United Natural Foods, Inc.
a
14,274
3,333 US Foods Holding Corporation
a
127,854
783 Utz Brands, Inc. 17,062
991 Vector Group, Ltd. 14,013
26,724 Wal-Mart Stores, Inc. 3,768,618
Total 29,095,361
Energy (1.1%)
16,071 Antero Midstream Corporation 166,978
33,100 Antero Resources Corporation
a
497,493
16,424 Archrock, Inc. 146,338
371 Bonanza Creek Energy, Inc. 17,463
45,597 BP plc ADR 1,204,673
123 Callon Petroleum Company
a
7,096
19,099 Centennial Resource
Development, Inc.
a
129,491
4,347 ChampionX Corporation
a
111,501
2,501 Chevron Corporation 261,955
768 Clean Energy Fuels Corporation
a
7,795
4,489 CNX Resources Corporation
a
61,320
22,944 ConocoPhillips 1,397,290
598 CONSOL Energy, Inc.
a
11,045
7,893 Continental Resources, Inc. 300,171
3,451 Core Laboratories NV 134,416
126,653 Devon Energy Corporation 3,697,001
6,923 Diamondback Energy, Inc. 650,001
5,610 Dorian LPG, Ltd.
a
79,213
12,861 EnLink Midstream, LLC 82,182
49,914 Enterprise Products Partners, LP 1,204,425
6,745 EOG Resources, Inc. 562,803
26,677 Equitrans Midstream Corporation 227,021
4,795 Exterran Corporation
a
22,824
12,664 Exxon Mobil Corporation 798,845
37,868 Halliburton Company 875,508
3,345 Helix Energy Solutions Group, Inc.
a
19,100
77,274 Helmerich & Payne, Inc. 2,521,451
9,074 HollyFrontier Corporation 298,535
50,106 Kinder Morgan, Inc. 913,432
5,461 Kosmos Energy, Ltd.
a
18,895
2,273 Magnolia Oil & Gas Corporation
a
35,527
37,015 Marathon Oil Corporation 504,144
16,677 Marathon Petroleum Corporation 1,007,624
5,013 Matador Resources Company 180,518
163 Nabors Industries, Ltd., Warrants
(Expires 06/11/2026)
a
1,630
83,092 Nine Energy Service, Inc.
a
244,291
907 Northern Oil and Gas, Inc. 18,838
10,277 Occidental Petroleum Corporation 321,362
127 Oceaneering International, Inc.
a
1,977
3,559 Patterson-UTI Energy, Inc. 35,376
3,215 PBF Energy, Inc.
a
49,190
10,847 Pioneer Natural Resources
Company 1,762,854
3,047 Plains GP Holdings, LP 36,381

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (50.5%) Value
Energy (1.1%) - continued
8,622 ProPetro Holding Corporation
a
$ 78,978
1,397 Renewable Energy Group, Inc.
a
87,089
5,251 RPC, Inc.
a
25,992
13,947 SM Energy Company 343,515
28,212 Southwestern Energy Company
a
159,962
19,528 Talos Energy, Inc.
a
305,418
2,234 Targa Resources Corporation 99,301
54 Texas Pacific Land Corporation 86,386
30,639 Transocean, Ltd.
a
138,488
6,991 Valero Energy Corporation 545,857
2,266 World Fuel Services Corporation 71,900
Total 22,568,859
Financials (6.9%)
137 1st Source Corporation 6,365
54,552 Air Lease Corporation 2,277,000
1,332 Alleghany Corporation
a
888,537
141 Allegiance Bancshares, Inc. 5,420
23,470 Ally Financial, Inc. 1,169,745
10,703 American Equity Investment Life
Holding Company 345,921
16,528 American Express Company 2,730,921
6,417 American Financial Group, Inc. 800,328
1,262 Ameriprise Financial, Inc. 314,087
16,120 Ameris Bancorp 816,156
32,323 Annaly Capital Management, Inc. 287,028
7,709 Apollo Commercial Real Estate
Finance, Inc. 122,959
45,945 Arch Capital Group, Ltd.
a
1,789,098
1,069 Argo Group International Holdings,
Ltd. 55,406
9,043 Arthur J. Gallagher and Company 1,266,743
2,200 Artisan Partners Asset
Management, Inc. 111,804
24,138 Associated Banc-Corp 494,346
56,505 Assured Guaranty, Ltd. 2,682,857
109,739 Bank of America Corporation 4,524,539
1,409 Bank of Marin Bancorp 44,947
34,458 Bank of N.T. Butterfield & Son, Ltd. 1,221,536
3,849 BankFinancial Corporation 44,033
9,569 Banner Corporation 518,735
4,268 Berkshire Hathaway, Inc.
a
1,186,163
7,333 Berkshire Hills Bancorp, Inc. 200,998
1,418 BlackRock, Inc. 1,240,707
1,752 Blackstone Mortgage Trust, Inc. 55,871
89 BM Technologies, Inc.
a,c
1,107
518 BOK Financial Corporation 44,859
76,909 Bridgewater Bancshares, Inc.
a
1,242,080
7,212 Brighthouse Financial, Inc.
a
328,434
5,023 BrightSphere Investment Group 117,689
1,151 BrightSpire Capital, Inc. 10,819
4,549 Brookline Bancorp, Inc. 68,008
1,441 Brown and Brown, Inc. 76,575
19,405 Byline Bancorp, Inc. 439,135
16,318 Capital One Financial Corporation 2,524,231
9,119 Central Pacific Financial
Corporation 237,641
77,977 Charles Schwab Corporation 5,677,505
15,699 Chimera Investment Corporation 236,427
9,891 Chubb, Ltd. 1,572,076
7,690 Cincinnati Financial Corporation 896,808
37,353 Citigroup, Inc. 2,642,725
6,133 Citizens Financial Group, Inc. 281,321
3,534 CME Group, Inc. 751,611
6,878 CNO Financial Group, Inc. 162,458
Shares Common Stock (50.5%) Value
Financials (6.9%) - continued
53,047 Columbia Banking System, Inc. $ 2,045,492
18,384 Comerica, Inc. 1,311,515
203 Commerce Bancshares, Inc. 15,136
10,799 Community Trust Bancorp, Inc. 436,064
58 Cullen/Frost Bankers, Inc. 6,496
6,165 Customers Bancorp, Inc.
a
240,373
234 Diamond Hill Investment Group,
Inc. 39,151
13,268 Discover Financial Services 1,569,472
4,514 East West Bancorp, Inc. 323,609
3,993 Ellington Residential Mortgage
REIT 46,998
428 Employers Holdings, Inc. 18,318
7,040 Enova International, Inc.
a
240,838
131 Enstar Group, Ltd.
a
31,299
36,332 Enterprise Financial Services
Corporation 1,685,441
77,401 Equitable Holdings, Inc. 2,356,860
5,589 Essent Group, Ltd. 251,226
15,737 Evercore, Inc. 2,215,297
25,328 F.N.B. Corporation 312,294
2,247 FactSet Research Systems, Inc. 754,116
361 Federal Agricultural Mortgage
Corporation 35,703
6,487 Financial Institutions, Inc. 194,610
159 First American Financial
Corporation 9,914
19,765 First Bancorp/Puerto Rico 235,599
13,090 First Busey Corporation 322,799
5,602 First Financial Bancorp 132,375
3,660 First Financial Corporation 149,401
3,735 First Horizon Corporation 64,541
503 First Mid-Illinois Bancshares, Inc. 20,377
486 First of Long Island Corporation 10,318
11,529 First Republic Bank 2,157,883
975 Flushing Financial Corporation 20,894
35,044 Fulton Financial Corporation 552,994
19,608 Glacier Bancorp, Inc. 1,080,009
7,053 Granite Point Mortgage Trust, Inc. 104,032
9,594 Great Southern Bancorp, Inc. 517,117
1,041 Great Western Bancorp, Inc. 34,134
11,075 Hamilton Lane, Inc. 1,009,154
26,657 Hancock Whitney Corporation 1,184,637
6,820 Hanmi Financial Corporation 129,989
5,390 Hanover Insurance Group, Inc. 731,100
60,628 Heartland Financial USA, Inc. 2,848,910
8,121 Heritage Commerce Corporation 90,387
2,693 HomeStreet, Inc. 109,713
6,279 Hometrust Bancshares, Inc. 175,184
55,263 Hope Bancorp, Inc. 783,629
6,574 Horizon Bancorp, Inc. 114,585
11,906 Houlihan Lokey, Inc. 973,792
102,396 Huntington Bancshares, Inc. 1,461,191
10,221 Independent Bank Corporation 221,898
20,693 Invesco, Ltd. 553,124
33,004 J.P. Morgan Chase & Company 5,133,442
4,613 Jefferies Financial Group, Inc. 157,765
23,979 KeyCorp 495,166
16,054 Kinsale Capital Group, Inc. 2,645,218
3,048 Ladder Capital Corporation 35,174
1,612 Lakeland Bancorp, Inc. 28,178
10,603 Lincoln National Corporation 666,293
3,327 Loews Corporation 181,821
1,417 LPL Financial Holdings, Inc. 191,267
156 MarketAxess Holdings, Inc. 72,320

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (50.5%) Value
Financials (6.9%) - continued
8,052 Marsh & McLennan Companies,
Inc. $ 1,132,755
3,068 Mercantile Bank Corporation 92,654
24,919 MFA Financial, Inc. 114,378
4,593 Midland States Bancorp, Inc. 120,658
11,264 MidWestOne Financial Group, Inc. 324,065
1,238 Moody's Corporation 448,614
34,943 Morgan Stanley 3,203,924
4,967 Mr. Cooper Group, Inc.
a
164,209
4,002 MSCI, Inc. 2,133,386
132 National Western Life Group, Inc. 29,619
23,743 Navient Corporation 458,952
354 NBT Bancorp, Inc. 12,733
35,836 New York Community Bancorp,
Inc. 394,913
9,543 New York Mortgage Trust, Inc. 42,657
920 Newmark Group, Inc. 11,049
5,048 NMI Holdings, Inc.
a
113,479
5,076 Northern Trust Corporation 586,887
4,360 OFG Bancorp 96,443
10,800 Old National Bancorp 190,188
3,248 Old Second Bancorp, Inc. 40,275
591 OneMain Holdings, Inc. 35,407
12,809 PacWest Bancorp 527,218
278 Peapack-Gladstone Financial
Corporation 8,637
1,361 Peoples Bancorp, Inc. 40,313
20,696 Popular, Inc. 1,553,235
145 Preferred Bank 9,174
12,040 Premier Financial Corporation 342,056
12,915 Primerica, Inc. 1,977,803
636 Prosperity Bancshares, Inc. 45,665
8,114 QCR Holdings, Inc. 390,202
53,572 Radian Group, Inc. 1,191,977
17,159 Raymond James Financial, Inc. 2,228,954
6,123 Redwood Trust, Inc. 73,905
6,039 Regions Financial Corporation 121,867
7,850 Reinsurance Group of America,
Inc. 894,900
2,612 RenaissanceRe Holdings, Ltd. 388,718
378 RLI Corporation 39,535
11,214 S&P Global, Inc. 4,602,786
1,331 Safety Insurance Group, Inc. 104,191
64,232 Seacoast Banking Corporation of
Florida 2,193,523
8,673 SEI Investments Company 537,466
9,460 Selective Insurance Group, Inc. 767,679
6,230 Signature Bank 1,530,399
238 Southside Bancshares, Inc. 9,099
6,454 Starwood Property Trust, Inc. 168,901
5,715 State Street Corporation 470,230
1,112 Stifel Financial Corporation 72,124
5,110 Synchrony Financial 247,937
37,443 Synovus Financial Corporation 1,642,999
2,482 T. Rowe Price Group, Inc. 491,362
1,384 Territorial Bancorp, Inc. 35,942
7,063 Texas Capital Bancshares, Inc.
a
448,430
8,478 TMX Group, Ltd. 895,538
6,365 Torchmark Corporation 606,266
2,308 Towne Bank 70,209
8,508 TPG RE Finance Trust, Inc. 114,433
2,774 TriCo Bancshares 118,117
25,119 Triumph Bancorp, Inc.
a
1,865,086
27,953 Truist Financial Corporation 1,551,391
1,764 TrustCo Bank Corporation NY 60,646
Shares Common Stock (50.5%) Value
Financials (6.9%) - continued
2,951 Trustmark Corporation $ 90,891
6,551 Two Harbors Investment
Corporation 49,526
65,350 Umpqua Holdings Corporation 1,205,708
775 United Bankshares, Inc. 28,288
1,216 Univest Financial Corporation 32,066
28,988 Unum Group 823,259
10,848 Valley National Bancorp 145,689
4,361 Voya Financial, Inc. 268,202
163 Walker & Dunlop, Inc. 17,014
1,644 Washington Trust Bancorp, Inc. 84,419
83,272 Wells Fargo & Company 3,771,389
3,474 WesBanco, Inc. 123,779
163 Westamerica Bancorporation 9,459
76,641 Western Alliance Bancorp 7,116,117
8,293 Western Asset Mortgage Capital
Corporation 26,952
170 Westwood Holdings Group, Inc. 3,699
9,408 Wintrust Financial Corporation 711,527
44,623 Zions Bancorporations NA 2,358,772
3,697 Zurich Insurance Group AG 1,484,957
Total 138,588,262
Health Care (7.2%)
2,381 Abbott Laboratories 276,029
9,804 AbbVie, Inc. 1,104,323
50,603 ACADIA Pharmaceuticals, Inc.
a
1,234,207
401 Acceleron Pharma, Inc.
a
50,321
41,317 Adaptive Biotechnologies
Corporation
a
1,688,213
1,078 Align Technology, Inc.
a
658,658
204 Allakos, Inc.
a
17,415
1,461 Allogene Therapeutics, Inc.
a
38,103
7,478 Amedisys, Inc.
a
1,831,587
3,091 American Well Corporation
a
38,885
12,638 Amgen, Inc. 3,080,513
22,466 AMN Healthcare Services, Inc.
a
2,178,753
6,062 Anthem, Inc. 2,314,472
95 Arcutis Biotherapeutics, Inc.
a
2,593
111,379 Ardelyx, Inc.
a
844,253
5,124 Arena Pharmaceuticals, Inc.
a
349,457
6,720 Argenx SE ADR
a
2,023,190
13,095 Ascendis Pharma AS ADR
a
1,722,647
72 Atrion Corporation 44,707
18,538 Avantor, Inc.
a
658,284
27,110 Axonics Modulation Technologies,
Inc.
a
1,719,045
7,711 Baxter International, Inc. 620,736
1,402 Becton, Dickinson and Company 340,952
4,079 BioCryst Pharmaceuticals, Inc.
a
64,489
4,541 Biogen, Inc.
a
1,572,412
35,768 Biohaven Pharmaceutical Holding
Company, Ltd.
a
3,472,357
173 Bio-Rad Laboratories, Inc.
a
111,462
8,512 Bio-Techne Corporation 3,832,613
657 Bristol-Myers Squibb Company 43,901
641 Bruker Corporation 48,703
34,052 Centene Corporation
a
2,483,412
26,059 Cerner Corporation 2,036,771
2,754 Charles River Laboratories
International, Inc.
a
1,018,760
551 Chemed Corporation 261,450
8,748 Cigna Holding Company 2,073,888
2,944 Cooper Companies, Inc. 1,166,619
2,287 CryoLife, Inc.
a
64,951

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (50.5%) Value
Health Care (7.2%) - continued
15,526 CVS Health Corporation $ 1,295,489
674 CytomX Therapeutics, Inc.
a
4,266
550 Danaher Corporation 147,598
10,967 Dexcom, Inc.
a
4,682,909
1,203 Editas Medicine, Inc.
a
68,138
26,939 Edwards Lifesciences Corporation
a
2,790,072
5,730 Endo International plc
a
26,816
48 Fate Therapeutics, Inc.
a
4,166
562 Generation Bio Company
a
15,118
11,942 Gilead Sciences, Inc. 822,326
22,530 GlaxoSmithKline plc ADR
b
897,145
3,792 Global Blood Therapeutics, Inc.
a
132,796
35,550 GoodRx Holdings, Inc.
a,b
1,280,156
22,521 Guardant Health, Inc.
a
2,796,883
234 Haemonetics Corporation
a
15,594
30,046 Halozyme Therapeutics, Inc.
a
1,364,389
8,439 HCA Healthcare, Inc. 1,744,679
2,543 HealthEquity, Inc.
a
204,661
5,780 Hill-Rom Holdings, Inc. 656,550
3,454 Humana, Inc. 1,529,155
420 ICU Medical, Inc.
a
86,436
1,939 Illumina, Inc.
a
917,554
25,593 Immunocore Holdings plc ADR
a
999,407
2,038 ImmunoGen, Inc.
a
13,430
18,921 InMode, Ltd.
a
1,791,440
9,314 Inspire Medical Systems, Inc.
a
1,800,024
7,315 Insulet Corporation
a
2,008,041
1,451 Integra LifeSciences Holdings
Corporation
a
99,016
3,530 Intuitive Surgical, Inc.
a
3,246,329
9,442 Ionis Pharmaceuticals, Inc.
a
376,641
4,029 IQVIA Holding, Inc.
a
976,307
28,377 Johnson & Johnson 4,674,827
732 Kura Oncology, Inc.
a
15,262
1,298 Laboratory Corporation of America
Holdings
a
358,053
464 Lannett Company, Inc.
a
2,167
90,397 Lantheus Holdings, Inc.
a
2,498,573
30,335 LHC Group, Inc.
a
6,074,887
1,507 Lineage Cell Therapeutics, Inc.
a
4,295
949 Masimo Corporation
a
230,085
34,174 Medtronic plc 4,242,019
39,763 Merck & Company, Inc. 3,092,369
281 Mettler-Toledo International, Inc.
a
389,281
990 Moderna, Inc.
a
232,630
3,821 Molina Healthcare, Inc.
a
966,942
16,057 Natera, Inc.
a
1,822,951
3,525 National Healthcare Corporation 246,398
578 Nektar Therapeutics
a
9,918
2,416 Neogen Corporation
a
111,233
20,134 Nevro Corporation
a
3,338,016
21,648 Novo Nordisk AS ADR 1,813,453
13,624 NuVasive, Inc.
a
923,435
1,795 Omnicell, Inc.
a
271,853
445 Orthofix Medical, Inc.
a
17,849
21,176 Phreesia, Inc.
a
1,298,089
7,284 Premier, Inc. 253,410
14,997 Progyny, Inc.
a
884,823
23,666 Pulmonx Corporation
a
1,044,144
1,384 Reata Pharmaceuticals, Inc.
a
195,878
345 Regeneron Pharmaceuticals, Inc.
a
192,696
7,118 Repligen Corporation
a
1,420,895
759 Rubius Therapeutics, Inc.
a
18,527
7,852 Sarepta Therapeutics, Inc.
a
610,414
30,040 Silk Road Medical, Inc.
a
1,437,714
Shares Common Stock (50.5%) Value
Health Care (7.2%) - continued
12,981 Stryker Corporation $ 3,371,555
278 Surmodics, Inc.
a
15,082
35,991 Syneos Health, Inc.
a
3,220,835
21,864 Tactile Systems Technology, Inc.
a
1,136,928
10,280 Teladoc Health, Inc.
a
1,709,461
6,709 Teleflex, Inc. 2,695,609
2,126 Tenet Healthcare Corporation
a
142,421
8,658 Thermo Fisher Scientific, Inc. 4,367,701
698 U.S. Physical Therapy, Inc. 80,877
3,611 UnitedHealth Group, Inc. 1,445,989
11,091 Veeva Systems, Inc.
a
3,448,746
1,712 Viatris, Inc. 24,464
144,667 Viemed Healthcare, Inc.
a
1,034,369
20,040 Vor BioPharma, Inc.
a
373,746
2,115 VYNE Therapeutics, Inc.
a
7,424
543 Waters Corporation
a
187,666
7,012 Zimmer Biomet Holdings, Inc. 1,127,670
27,034 Zoetis, Inc. 5,038,056
23,111 Zymeworks, Inc.
a
801,721
Total 142,806,068
Industrials (7.4%)
8,731 Advanced Drainage Systems, Inc. 1,017,773
6,210 AECOM
a
393,217
465 Allegion plc 64,775
66,886 Altra Industrial Motion Corporation 4,348,928
10,201 AMETEK, Inc. 1,361,833
1,441 Armstrong World Industries, Inc. 154,562
45,749 ASGN, Inc.
a
4,434,451
9,203 AZZ, Inc. 476,531
66,857 Badger Infrastructure Solution 2,029,010
5,424 Bloom Energy Corporation
a,b
145,743
2,550 Boeing Company
a
610,878
16,710 Carlisle Companies, Inc. 3,197,960
13,109 CBIZ, Inc.
a
429,582
20,291 Chart Industries, Inc.
a
2,968,979
77 Copart, Inc.
a
10,151
684 CRA International, Inc. 58,550
26,536 Crane Company 2,451,130
6,054 CSW Industrials, Inc. 717,157
36,960 CSX Corporation 1,185,677
54 Cummins, Inc. 13,166
27,062 Curtiss-Wright Corporation 3,213,883
42,276 Delta Air Lines, Inc.
a
1,828,860
3,087 Desktop Metal, Inc.
a
35,500
930 Douglas Dynamics, Inc. 37,842
3,748 Dover Corporation 564,449
19,213 Dun and Bradstreet Holdings, Inc.
a
410,582
721 Dycom Industries, Inc.
a
53,736
4,730 Eaton Corporation plc 700,891
5,739 EMCOR Group, Inc. 706,987
7,274 Emerson Electric Company 700,050
6,429 Encore Wire Corporation 487,254
1,581 Expeditors International of
Washington, Inc. 200,155
1,528 Exponent, Inc. 136,313
14,438 Fastenal Company 750,776
55,422 First Advantage Corporation
a
1,103,452
9,343 Forrester Research, Inc.
a
427,909
31,633 Forward Air Corporation 2,839,062
2,781 GATX Corporation 246,035
6,320 Generac Holdings, Inc.
a
2,623,748
13,267 General Dynamics Corporation 2,497,645
4,073 Gorman-Rupp Company 140,274
1,955 Greenbrier Companies, Inc. 85,199

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (50.5%) Value
Industrials (7.4%) - continued
24,581 Helios Technologies, Inc. $ 1,918,547
15,248 Honeywell International, Inc. 3,344,649
90,357 Howmet Aerospace, Inc.
a
3,114,606
6,529 Hubbell, Inc. 1,219,878
718 ICF International, Inc. 63,083
11,016 IDEX Corporation 2,424,071
5,405 Illinois Tool Works, Inc. 1,208,342
346 International Seaways, Inc. 6,636
1,143 ITT Corporation 104,687
283 JB Hunt Transport Services, Inc. 46,115
5,935 JetBlue Airways Corporation
a
99,589
260 John Bean Technologies
Corporation 37,081
43,419 Johnson Controls International plc 2,979,846
3,403 Kansas City Southern 964,308
11,101 L3Harris Technologies, Inc. 2,399,481
6,531 Landstar System, Inc. 1,032,029
972 Lennox International, Inc. 340,978
33,322 Lincoln Electric Holdings, Inc. 4,388,841
1,674 Linde Public Limited Company 483,953
6,893 Lockheed Martin Corporation 2,607,967
28,023 Manpower, Inc. 3,332,215
953 Masonite International
Corporation
a
106,536
29,624 Mercury Systems, Inc.
a
1,963,479
131,889 Meritor, Inc.
a
3,088,840
936 Mesa Air Group, Inc.
a
8,733
33,007 Middleby Corporation
a
5,718,793
7,636 MSC Industrial Direct Company,
Inc. 685,178
40,236 NAPCO Security Technologies,
Inc.
a
1,463,383
944 Nordson Corporation 207,217
10,310 Norfolk Southern Corporation 2,736,377
2,412 Northrop Grumman Corporation 876,593
13,154 Nutrien, Ltd. 797,264
5,842 nVent Electric plc 182,504
7,351 Old Dominion Freight Line, Inc. 1,865,684
9,345 Otis Worldwide Corporation 764,141
7,689 Parker-Hannifin Corporation 2,361,369
22,868 Pitney Bowes, Inc. 200,552
1,884 Primoris Services Corporation 55,446
2,541 Quad/Graphics, Inc.
a
10,545
7,610 Quanta Services, Inc. 689,238
63,183 Ranpak Holdings Corporation
a
1,581,470
23,258 Raven Industries, Inc. 1,345,475
17,196 Raytheon Technologies
Corporation 1,466,991
5,786 RBC Bearings, Inc.
a
1,153,844
39,266 Regal-Beloit Corporation 5,242,404
549 Robert Half International, Inc. 48,845
31,426 Rush Enterprises, Inc. 1,358,860
2,326 Ryder System, Inc. 172,892
5,162 Saia, Inc.
a
1,081,387
10,151 Simpson Manufacturing Company,
Inc. 1,121,076
5,075 SkyWest, Inc.
a
218,580
1,291 Snap-On, Inc. 288,448
15,986 Southwest Airlines Company
a
848,697
10,742 Standex International Corporation 1,019,523
64,950 Summit Materials, Inc.
a
2,263,507
37,513 Sun Country Airlines Holdings,
Inc.
a
1,388,356
2,248 Technip Energies NV ADR
a
30,663
679 Teledyne Technologies, Inc.
a
284,386
Shares Common Stock (50.5%) Value
Industrials (7.4%) - continued
1,306 Tetra Tech, Inc. $ 159,384
1,004 Thermon Group Holdings, Inc.
a
17,108
15,370 Timken Company 1,238,668
1,390 Toro Company 152,733
3,034 Trane Technologies plc 558,681
24,584 TransUnion 2,699,569
11,727 Trex Company, Inc.
a
1,198,617
10,210 TriMas Corporation
a
309,669
7,403 Tutor Perini Corporation 102,532
69,999 Uber Technologies, Inc.
a
3,508,350
834 UniFirst Corporation 195,690
4,027 Union Pacific Corporation 885,658
10,575 United Parcel Service, Inc. 2,199,283
17,903 United Rentals, Inc.
a
5,711,236
19,654 US Ecology, Inc.
a
737,418
3,538 Valmont Industries, Inc. 835,145
2,127 Verisk Analytics, Inc. 371,629
2,032 Vicor Corporation
a
214,864
2,224 Waste Connections, Inc. 265,612
1,054 Waste Management, Inc. 147,676
2,197 Watsco, Inc. 629,748
250 Watts Water Technologies, Inc. 36,478
4,753 Werner Enterprises, Inc. 211,604
23,560 WESCO International, Inc.
a
2,422,439
18,182 Willdan Group, Inc.
a
684,370
1,806 Woodward, Inc. 221,921
536 XPO Logistics, Inc.
a
74,981
2,228 Xylem, Inc. 267,271
Total 148,733,167
Information Technology (11.6%)
3,924 Accenture plc 1,156,756
12,175 Adobe, Inc.
a
7,130,167
74 ADTRAN, Inc. 1,528
11,151 Advanced Energy Industries, Inc. 1,256,829
33,034 Agilysys, Inc.
a
1,878,644
7,752 Alliance Data Systems Corporation 807,681
857 Ambarella, Inc.
a
91,382
37,199 Amphenol Corporation 2,544,784
814 Analog Devices, Inc. 140,138
61,447 Anaplan, Inc.
a
3,275,125
2,535 ANSYS, Inc.
a
879,797
150,900 Apple, Inc. 20,667,264
6,727 AppLovin Corporation
a
505,669
1,349 Aspen Technology, Inc.
a
185,542
1,085 Automatic Data Processing, Inc. 215,503
13,667 Avalara, Inc.
a
2,211,321
22,710 Axcelis Technologies, Inc.
a
917,938
28,827 Bandwidth, Inc.
a
3,975,820
3,092 Belden, Inc. 156,362
3,214 Benchmark Electronics, Inc. 91,470
40,077 BigCommerce Holdings, Inc.
a
2,601,799
16,848 Bill.com Holdings, Inc.
a
3,086,217
3,077 Blackline, Inc.
a
342,378
623 Broadridge Financial Solutions,
Inc. 100,633
39,818 Calix, Inc.
a
1,891,355
5,647 CDK Global, Inc. 280,599
2,863 CDW Corporation 500,023
32,086 Ciena Corporation
a
1,825,373
85,460 Cisco Systems, Inc. 4,529,380
11,349 Cognex Corporation 953,883
22,720 Computer Services, Inc. 1,278,000
427 Concentrix Corporation
a
68,662
4,839 Coupa Software, Inc.
a
1,268,350

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (50.5%) Value
Information Technology (11.6%) - continued
1,532 CTS Corporation $ 56,929
15,450 Descartes Systems Group, Inc.
a
1,068,522
3,005 Diebold Nixdorf, Inc.
a
38,584
2,035 Digital Turbine, Inc.
a
154,721
8,219 DocuSign, Inc.
a
2,297,786
35,119 Dolby Laboratories, Inc. 3,451,847
26,005 Dropbox, Inc.
a
788,212
538 DSP Group, Inc.
a
7,962
18,124 Elastic NV
a
2,641,754
14,282 Endava plc ADR
a
1,619,293
5,605 Enphase Energy, Inc.
a
1,029,246
3,090 EPAM Systems, Inc.
a
1,578,866
3,015 ePlus, Inc.
a
261,370
717 ExlService Holdings, Inc.
a
76,188
2,874 eXp World Holdings, Inc.
a
111,425
2,350 F5 Networks, Inc.
a
438,651
516 Fair Isaac Corporation
a
259,383
21,982 Five9, Inc.
a
4,031,279
3,830 FleetCor Technologies, Inc.
a
980,710
10,056 Gilat Satellite Networks, Ltd. 102,370
858 Health Catalyst, Inc.
a
47,628
25,594 Hewlett Packard Enterprise
Company 373,161
6,015 HP, Inc. 181,593
2,684 HubSpot, Inc.
a
1,564,021
2,946 Intel Corporation 165,388
2,240 Intuit, Inc. 1,097,981
7,702 Jack Henry & Associates, Inc. 1,259,354
2,226 KLA-Tencor Corporation 721,691
2,369 Lam Research Corporation 1,541,508
24,860 Lattice Semiconductor
Corporation
a
1,396,635
5,160 Littelfuse, Inc. 1,314,716
25,855 LivePerson, Inc.
a
1,635,070
25,456 LiveRamp Holding, Inc.
a
1,192,614
6,038 Lumentum Holdings, Inc.
a
495,297
1,217 Manhattan Associates, Inc.
a
176,270
19,800 Mastercard, Inc. 7,228,782
1,876 MAXIMUS, Inc. 165,032
274 MaxLinear, Inc.
a
11,642
106,578 Medallia, Inc.
a
3,597,008
3,807 Micron Technology, Inc.
a
323,519
101,977 Microsoft Corporation 27,625,569
19,862 MKS Instruments, Inc. 3,534,443
12,678 Monolithic Power Systems, Inc. 4,734,599
2,974 Motorola Solutions, Inc. 644,912
36,176 National Instruments Corporation 1,529,521
6,950 NetApp, Inc. 568,649
3,368 Nice, Ltd. ADR
a
833,445
6,451 Nova Measuring Instruments, Ltd.
a
663,743
7,522 Nuance Communications, Inc.
a
409,498
9,680 NVIDIA Corporation 7,744,968
7,845 Okta, Inc.
a
1,919,515
25,723 Oracle Corporation 2,002,278
4,378 Palo Alto Networks, Inc.
a
1,624,457
4,086 Paychex, Inc. 438,428
4,758 Paycom Software, Inc.
a
1,729,390
883 Paylocity Holding Corporation
a
168,476
35,715 PayPal Holdings, Inc.
a
10,410,208
1,051 Plantronics, Inc.
a
43,858
465 Progress Software Corporation 21,506
11,624 Q2 Holdings, Inc.
a
1,192,390
2,668 QAD, Inc. 232,169
5,880 Qorvo, Inc.
a
1,150,422
38,017 QUALCOMM, Inc. 5,433,770
Shares Common Stock (50.5%) Value
Information Technology (11.6%) - continued
5,926 Rogers Corporation
a
$ 1,189,941
7,540 SailPoint Technologies Holdings,
Inc.
a
385,068
21,216 Salesforce.com, Inc.
a
5,182,432
1,508 Samsung Electronics Company,
Ltd. GDR 2,689,773
2,366 ScanSource, Inc.
a
66,556
5,573 Seagate Technology Holdings 490,034
5,803 Semtech Corporation
a
399,246
7,196 ServiceNow, Inc.
a
3,954,562
53,294 Sierra Wireless, Inc.
a
1,012,053
1,141 Silicon Laboratories, Inc.
a
174,858
6,009 SiTime Corporation
a
760,679
395 Solaredge Technology, Ltd.
a
109,166
60,654 Sonos, Inc.
a
2,136,840
18,414 Sprout Social, Inc.
a
1,646,580
24,345 Square, Inc.
a
5,935,311
34,822 STMicroelectronics NV ADR
b
1,266,824
639 SunPower Corporation
a
18,672
3,048 SYNNEX Corporation 371,125
1,654 TE Connectivity, Ltd. 223,637
62,134 Telefonaktiebolaget LM Ericsson
ADR 781,646
19,433 Texas Instruments, Inc. 3,736,966
21,750 Trade Desk, Inc.
a
1,682,580
223,506 TTM Technologies, Inc.
a
3,196,136
543 Tyler Technologies, Inc.
a
245,637
1,335 Unisys Corporation
a
33,789
2,557 VeriSign, Inc.
a
582,203
428 Vertex, Inc.
a
9,390
1,224 ViaSat, Inc.
a,b
61,004
3,859 Visa, Inc. 902,311
3,828 VMware, Inc.
a,b
612,365
5,544 Western Digital Corporation
a
394,567
33,314 Workiva, Inc.
a
3,708,848
15,553 Xerox Holdings Corporation 365,340
4,214 Zscaler, Inc.
a
910,477
Total 232,193,210
Materials (1.8%)
56 AdvanSix, Inc.
a
1,672
4,416 Allegheny Technologies, Inc.
a
92,074
13,051 AptarGroup, Inc. 1,838,103
29,970 Ashland Global Holdings, Inc. 2,622,375
1,208 Avery Dennison Corporation 253,970
41,889 Axalta Coating Systems, Ltd.
a
1,277,196
146 Balchem Corporation 19,164
9,400 Ball Corporation 761,588
492 Cabot Corporation 28,010
51,431 Carpenter Technology Corporation 2,068,555
1,648 Celanese Corporation 249,837
38,405 CF Industries Holdings, Inc. 1,975,937
10,502 Chemours Company 365,470
5,752 Cleveland-Cliffs, Inc.
a,b
124,013
133 DMC Global, Inc.
a
7,476
18,850 Eastman Chemical Company 2,200,737
6,093 Ecolab, Inc. 1,254,975
96,901 Element Solutions, Inc. 2,265,545
8,150 Ferroglobe Representation &
Warranty Insurance Trust
a,c
1
2,176 FMC Corporation 235,443
22,747 Graphic Packaging Holding
Company 412,631
2,562 Ingevity Corporation
a
208,444
16,070 Innospec, Inc. 1,456,103

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (50.5%) Value
Materials (1.8%) - continued
198,692 Ivanhoe Mines, Ltd.
a
$ 1,434,570
7,449 Kaiser Aluminum Corporation 919,877
1,037 Koppers Holdings, Inc.
a
33,547
6,960 LyondellBasell Industries NV 715,975
9,075 Martin Marietta Materials, Inc. 3,192,676
1,403 Materion Corporation 105,716
3,818 Minerals Technologies, Inc. 300,362
6,341 Myers Industries, Inc. 133,161
5,037 Neenah, Inc. 252,706
123 NewMarket Corporation 39,603
14,505 Nucor Corporation 1,391,465
9,113 Olin Corporation 421,567
53 Olympic Steel, Inc. 1,558
103 PPG Industries, Inc. 17,486
10,177 Quaker Chemical Corporation 2,413,883
189 Reliance Steel & Aluminum
Company 28,520
852 RPM International, Inc. 75,555
3,883 Ryerson Holding Corporation
a
56,692
5,677 Sensient Technologies Corporation 491,401
1,191 Sonoco Products Company 79,678
19,992 Steel Dynamics, Inc. 1,191,523
7,258 SunCoke Energy, Inc. 51,822
26,066 UFP Technologies, Inc.
a
1,496,710
12,770 United States Lime & Minerals, Inc. 1,776,179
2,925 United States Steel Corporation 70,200
Total 36,411,751
Real Estate (2.4%)
25,772 Agree Realty Corporation 1,816,668
947 Alector, Inc.
a
19,726
4,056 Alexandria Real Estate Equities,
Inc. 737,949
61,168 American Campus Communities,
Inc. 2,857,769
759 Apartment Income REIT
Corporation 35,999
1,897 Armada Hoffler Properties, Inc. 25,211
4,449 AvalonBay Communities, Inc. 928,462
347 Bluegreen Vacations Holding
Corporations
a
6,246
19,952 Camden Property Trust 2,647,032
9,987 CareTrust REIT, Inc. 231,998
30,964 CBRE Group, Inc.
a
2,654,544
3,066 Cedar Realty Trust, Inc. 51,631
63 Centerspace 4,971
16,586 Colliers International Group, Inc. 1,857,300
1,059 Community Healthcare Trust, Inc. 50,260
1,442 Corepoint Lodging, Inc.
a
15,429
21,040 CoStar Group, Inc.
a
1,742,533
10,278 CubeSmart 476,077
48,045 Cushman and Wakefield plc
a
839,346
3,971 Digital Realty Trust, Inc. 597,477
2,163 Diversified Healthcare Trust 9,041
13,021 Duke Realty Corporation 616,544
2,865 EastGroup Properties, Inc. 471,149
15,770 EPR Properties
a
830,764
49,307 Essential Properties Realty Trust,
Inc. 1,333,261
957 Essex Property Trust, Inc. 287,110
4,424 Extra Space Storage, Inc. 724,740
2,323 Farmland Partners, Inc. 27,992
25,255 First Industrial Realty Trust, Inc. 1,319,069
7,626 FirstService Corporation 1,306,029
22,015 Four Corners Property Trust, Inc. 607,834
Shares Common Stock (50.5%) Value
Real Estate (2.4%) - continued
3,374 Getty Realty Corporation $ 105,100
2,028 Gladstone Commercial
Corporation 45,752
8,933 Gladstone Land Corporation 214,928
15,698 Healthcare Realty Trust, Inc. 474,080
12,544 Healthcare Trust of America, Inc. 334,925
770 Highwoods Properties, Inc. 34,781
88,272 Host Hotels and Resorts, Inc.
a
1,508,568
66,788 Independence Realty Trust, Inc. 1,217,545
8,254 Industrial Logistics Properties Trust 215,760
3,233 Innovative Industrial Properties,
Inc. 617,568
741 Iron Mountain, Inc. 31,359
3,040 Jones Lang LaSalle, Inc.
a
594,198
10,550 Kilroy Realty Corporation 734,702
4,858 Life Storage, Inc. 521,506
24,434 Medical Properties Trust, Inc. 491,123
57,480 MGIC Investment Corporation 781,728
13,299 National Retail Properties, Inc. 623,457
57,405 National Storage Affiliates Trust 2,902,397
29,020 New Residential Investment
Corporation 307,322
11,363 NexPoint Residential Trust, Inc. 624,738
5,582 Omega Healthcare Investors, Inc. 202,571
2,287 One Liberty Properties, Inc. 64,928
3,368 Preferred Apartment Communities,
Inc. 32,838
3,540 Public Storage, Inc. 1,064,443
19,080 Rayonier, Inc. REIT 685,544
9,821 Realty Income Corporation 655,454
637 Redfin Corporation
a
40,392
39,227 Rexford Industrial Realty, Inc. 2,233,978
246 RMR Group, Inc. 9,505
8,957 Sabra Health Care REIT, Inc. 163,017
4,252 SBA Communications Corporation 1,355,112
47,193 Service Properties Trust 594,632
6,062 Spirit Realty Capital, Inc. 290,006
8,559 STAG Industrial, Inc. 320,363
5,862 Store Capital Corporation 202,298
128,535 Sunstone Hotel Investors, Inc.
a
1,596,405
14,741 UDR, Inc. 722,014
1,204 UMH Properties, Inc. 26,271
23 Universal Health Realty Income
Trust 1,416
2,142 WP Carey, Inc. 159,836
Total 47,932,721
Utilities (0.7%)
9,229 AES Corporation 240,600
939 ALLETE, Inc. 65,711
15,593 Alliant Energy Corporation 869,466
7,601 American Electric Power
Company, Inc. 642,969
1,316 American States Water Company 104,701
2,346 Artesian Resources Corporation 86,262
1,740 Atmos Energy Corporation 167,231
2,037 Black Hills Corporation 133,688
31,898 CenterPoint Energy, Inc. 782,139
289 Chesapeake Utilities Corporation 34,775
1,994 Consolidated Water Company,
Ltd. 23,390
1,827 DTE Energy Company 236,779
16,251 Duke Energy Corporation 1,604,299
17,735 Entergy Corporation 1,768,179
3,999 Evergy, Inc. 241,660

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (50.5%) Value
Utilities (0.7%) - continued
23,313 Exelon Corporation $ 1,032,999
16,434 FirstEnergy Corporation 611,509
711 IDACORP, Inc. 69,322
10,103 MDU Resources Group, Inc. 316,628
1,395 National Fuel Gas Company 72,889
174 NiSource, Inc. 4,263
240 Northwest Natural Holding
Company 12,605
10,490 NorthWestern Corporation 631,708
17,900 OGE Energy Corporation 602,335
1,250 Otter Tail Corporation 61,013
376 Pinnacle West Capital Corporation 30,821
22,465 Portland General Electric
Company 1,035,187
737 PPL Corporation 20,614
1,365 Southwest Gas Holdings, Inc. 90,349
16,402 Spire, Inc. 1,185,373
11,236 UGI Corporation 520,339
110 Unitil Corporation 5,827
240 Vistra Energy Corporation 4,452
3,040 WEC Energy Group, Inc. 270,408
Total 13,580,490
Total Common Stock
(cost $657,314,553) 1,010,180,700
Shares
Registered Investment
Companies ( 37.5% ) Value
Unaffiliated  (0.5%)
3,660 iShares Russell 2000 Value Index
Fund 606,718
1,851 ProShares Ultra S&P 500
b
220,898
257 ProShares UltraPro QQQ 31,482
21,618 SPDR S&P 500 ETF Trust 9,253,801
11,666 SPDR S&P Oil and Gas Exploration
ETF
b
1,127,986
Total 11,240,885
Affiliated  (37.0%)
4,821,872 Thrivent Core Emerging Markets
Equity Fund 61,382,430
5,201,410 Thrivent Core International Equity
Fund 56,539,327
5,331,545 Thrivent Core Low Volatility Equity
Fund 74,588,320
4,898,554 Thrivent Global Stock Portfolio 75,504,357
2,258,609 Thrivent High Yield Portfolio 10,589,487
566,373 Thrivent Income Portfolio 6,167,064
13,327,994 Thrivent International Allocation
Portfolio 147,431,601
850,015 Thrivent International Index
Portfolio 11,603,301
4,073,584 Thrivent Large Cap Value Portfolio 90,203,009
1,037,521 Thrivent Limited Maturity Bond
Portfolio 10,446,801
4,869,417 Thrivent Mid Cap Stock Portfolio 122,192,672
3,060,382 Thrivent Small Cap Stock Portfolio 74,492,139
Total 741,140,508
Total Registered Investment
Companies (cost $569,410,012) 752,381,393
Principal
Amount Long-Term Fixed Income ( 3.1% ) Value
Asset-Backed Securities (<0.1%)
Cent CLO, LP
$ 25,000
2.476%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
d,e
$ 25,004
MRA Issuance Trust
125,000
1.423%,  (LIBOR 1M +
1.350%), 7/15/2021, Ser.
2020-12, Class A1X
d,e
125,007
Total 150,011
Collateralized Mortgage Obligations (<0.1%)
MASTR Alternative Loans Trust
16,742
0.542%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
e
2,315
Sequoia Mortgage Trust
39,397
2.862%,  9/20/2046, Ser.
2007-1, Class 4A1
e
30,473
WaMu Mortgage Pass Through
Certificates
19,761
3.025%,  9/25/2036, Ser.
2006-AR10, Class 1A2
e
19,507
29,492
3.048%,  10/25/2036, Ser.
2006-AR12, Class 1A1
e
29,616
Total 81,911
Mortgage-Backed Securities (1.3%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
799,479 3.000%,  3/25/2050 834,082
293,466 3.000%,  4/1/2050 306,550
234,257 3.500%,  7/1/2047 247,920
Federal National Mortgage
Association
261,090 4.500%,  5/1/2048 281,943
380,659 3.500%,  10/1/2048 400,976
151,482 3.500%,  6/1/2049 159,892
435,341 3.500%,  8/1/2049 459,472
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,323,000 1.500%,  7/1/2036
f
1,338,943
6,242,000 2.000%,  7/1/2036
f
6,438,160
1,500,000 2.500%,  7/1/2036
f
1,564,160
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
5,650,000 2.500%,  7/1/2050
f
5,843,777
5,275,000 2.000%,  7/1/2051
f,g
5,326,102
701,188 4.000%,  7/1/2048 747,332
Government National Mortgage
Association 30-Yr. Pass Through
1,275,000 2.500%,  7/1/2051
f
1,319,426
Total 25,268,735
U.S. Government & Agencies (1.8%)
U.S. Treasury Bonds
1,880,000 1.625%,  11/15/2050 1,688,475
920,000 2.250%,  11/15/2027 984,113
5,000,000 2.875%,  5/15/2028 5,554,297
170,000 5.250%,  11/15/2028 218,211

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (3.1%) Value
U.S. Government & Agencies (1.8%) -
continued
$ 125,000 0.875%,  11/15/2030 $ 118,867
90,000 1.125%,  2/15/2031 87,370
3,030,000 1.375%,  11/15/2040 2,721,792
120,000 3.000%,  5/15/2042 140,466
2,413,000 2.500%,  5/15/2046 2,614,146
U.S. Treasury Notes
8,300,000 0.125%,  12/31/2022 8,292,867
100,000 0.125%,  10/15/2023 99,570
500,000 2.125%,  7/31/2024 525,156
2,330,000 2.250%,  11/15/2024 2,463,065
2,040,000 2.125%,  11/30/2024 2,148,694
640,000 2.625%,  1/31/2026 692,300
6,630,000 2.500%,  2/28/2026 7,138,645
300,000 0.750%,  1/31/2028 292,067
Total 35,780,101
Total Long-Term Fixed Income
(cost $59,746,476) 61,280,758
Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
7,455,970 Thrivent Cash Management Trust 7,455,970
Total Collateral Held for
Securities Loaned
(cost $7,455,970) 7,455,970
Shares or
Principal
Amount Short-Term Investments ( 10.0% ) Value
Federal Home Loan Bank Discount
Notes
14,800,000 0.007%, 7/7/2021
h,i
14,799,926
2,400,000 0.017%, 7/14/2021
h,i
2,399,974
2,200,000 0.020%, 7/15/2021
h,i
2,199,974
3,900,000 0.005%, 7/21/2021
h,i
3,899,935
5,500,000 0.005%, 7/30/2021
h,i
5,499,867
100,000 0.005%, 8/5/2021
h,i
99,996
1,000,000 0.015%, 8/11/2021
h,i
999,955
300,000 0.035%, 8/18/2021
h,i
299,984
100,000 0.012%, 8/25/2021
h,i
99,994
1,500,000 0.042%, 9/22/2021
h,i
1,499,827
Thrivent Core Short-Term Reserve
Fund
16,768,036 0.140% 167,680,361
Total Short-Term Investments
(cost $199,398,489) 199,479,793
Contracts Options Purchased ( <0.1% ) Value
Put on U.S. Treasury Long Bond
Futures
9 $149.00, expires 8/27/2021 703
Total Options Purchased
(cost $9,879) 703
Total Investments (cost
$1,493,335,379) 101.5% $2,030,779,317
Other Assets and Liabilities, Net
(1.5%) (29,080,259)
Total Net Assets 100.0% $2,001,699,058
a Non-income producing security.
b All or a portion of the security is on loan.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2021, the value of these investments was $150,011 or 0.0% of total net assets.
e Denotes variable rate securities. The rate shown is as of
June 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g All or a portion of the security was earmarked to cover
written options.
h The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
i All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Portfolio as of June 30, 2021:
Securities Lending Transactions
Common Stock $ 7,255,653
Total lending $7,255,653
Gross amount payable upon return of
collateral for securities loaned $7,455,970
Net amounts due to counterparty
$200,317
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 549,549,764
Gross unrealized depreciation (18,207,958)
Net unrealized appreciation (depreciation) $ 531,341,806
Cost for federal income tax purposes $ 1,500,517,110
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 63,548,818 63,548,818 – –
Consumer Discretionary 134,721,993 134,721,993 – –
Consumer Staples 29,095,361 29,095,361 – –
Energy 22,568,859 22,568,859 – –
Financials 138,588,262 136,206,660 2,380,495 1,107
Health Care 142,806,068 142,806,068 – –
Industrials 148,733,167 146,704,157 2,029,010 –
Information Technology 232,193,210 229,503,437 2,689,773 –
Materials 36,411,751 34,977,180 1,434,570 1
Real Estate 47,932,721 47,932,721 – –
Utilities 13,580,490 13,580,490 – –
Registered Investment Companies
Unaffiliated 11,240,885 11,240,885 – –
Affiliated 548,630,431 548,630,431 – –
Long-Term Fixed Income
Asset-Backed Securities 150,011 – 150,011 –
Collateralized Mortgage Obligations 81,911 – 81,911 –
Mortgage-Backed Securities 25,268,735 – 25,268,735 –
U.S. Government & Agencies 35,780,101 – 35,780,101 –
Short-Term Investments 31,799,432 – 31,799,432 –
Options Purchased 703 703 – –
Subtotal Investments in Securities $1,663,132,909 $1,561,517,763 $101,614,038 $1,108
Other Investments  * Total
Affiliated Short-Term Investments 167,680,361
Affiliated Registered Investment Companies 192,510,077
Collateral Held for Securities Loaned 7,455,970
Subtotal Other Investments $367,646,408
Total Investments at Value $2,030,779,317
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 8,919,218 8,919,218 – –
Total Asset Derivatives $8,919,218 $8,919,218 $– $–
Liability Derivatives
Futures Contracts 7,841,766 7,841,766 – –
Call Options Written 11,877 – – 11,877
Total Liability Derivatives $7,853,643 $7,841,766 $– $11,877

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
Counterparty:
CCM
-
CCM Futures, LLC
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Aggressive Allocation Portfolio's futures contracts held as of June 30, 2021. Investments and/or cash totaling
$31,947,432 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 55 September 2021 $ 7,238,235 $ 49,265
CBOT U.S. Long Bond 9 September 2021 1,442,183 4,567
CME E-mini Russell 2000 Index 3 September 2021 345,867 303
CME E-mini S&P 500 Index 1,881 September 2021 397,736,870 5,605,960
CME E-mini S&P Mid-Cap 400 Index 3 September 2021 817,689 (9,969)
CME Euro Foreign Exchange Currency 529 September 2021 80,826,345 (2,369,033)
CME Ultra Long Term U.S. Treasury Bond 12 September 2021 2,212,540 99,710
Eurex Euro STOXX 50 Index 1,668 September 2021 81,411,041 (1,061,838)
ICE mini MSCI EAFE Index 633 September 2021 74,680,112 (1,755,347)
ICE US mini MSCI Emerging Markets Index 269 September 2021 18,413,066 (56,506)
Total Futures Long Contracts $ 665,123,948 $ 507,112
CBOT 2-Yr. U.S. Treasury Note (13) September 2021 ( $ 2,867,787) $ 3,623
CBOT 5-Yr. U.S. Treasury Note (41) September 2021 (5,068,817) 8,200
CME E-mini NASDAQ 100 Index (216) September 2021 (60,270,374) (2,581,306)
CME E-mini Russell 2000 Index (1,341) September 2021 (155,202,766) 464,776
CME E-mini S&P Mid-Cap 400 Index (735) September 2021 (200,574,214) 2,682,814
Ultra 10-Yr. U.S. Treasury Note (3) September 2021 (433,842) (7,767)
Total Futures Short Contracts ( $ 424,417,800) $570,340
Total Futures Contracts $ 240,706,148 $1,077,452
The following table presents Aggressive Allocation Portfolio's options contracts held as of June 30, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on U.S. Treasury Long Bond
Futures CCM 9.00 $ 149.00 August 2021 1,446,750 $ 703 ( $ 9,176)
Total Options Purchased Contracts $703 ($9,176)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (1.00) $ 100.71 July 2021 (1,009,688) ( $ 4,844) $ 2,695
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (1.00) 100.60 August 2021 (1,009,688) (7,033) (548)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($11,877) $2,147
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2021, for Aggressive Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 8,753,853
Total Equity Contracts 8,753,853
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 165,365
Options Written Net Assets - Distributable earnings/(accumulated loss) 2,695
Total Interest Rate Contracts 168,060
Total Asset Derivatives $8,921,913
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 2,369,033
Total Foreign Exchange Contracts 2,369,033
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 5,464,966
Total Equity Contracts 5,464,966
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 7,767
Options Written Net Assets - Distributable earnings/(accumulated loss) 548
Options Purchased Net Assets - Distributable earnings/(accumulated loss) 9,176
Total Interest Rate Contracts 17,491
Total Liability Derivatives $7,851,490
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2021, for
Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (2,175,114)
Total Equity Contracts
(2,175,114)
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts 367,118
Total Foreign Exchange Contracts 367,118
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 34,366
Options Purchased Net realized gains/(losses) on Investments 72,044
Futures Net realized gains/(losses) on Futures contracts (435,589)
Total Interest Rate Contracts
(329,179)
Total ($2,137,175)

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2021, for Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (2,596,277)
Total Foreign Exchange Contracts (2,596,277)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 2,804,176
Total Equity Contracts 2,804,176
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts 3,800
Options Purchased Change in net unrealized appreciation/(depreciation) on Investments (2,707)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 187,174
Total Interest Rate Contracts 188,267
Total $396,166
The following table presents Aggressive Allocation Portfolio's average volume of derivative activity during the period ended June 30, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $496,099,468
Futures - Short (346,701,380)
Interest Rate Contracts
Futures - Long 11,324,610
Futures - Short (10,362,607)
Options Purchased 2,614,699
Options Written (1,937,178)
Foreign Exchange Contracts
Futures - Long 42,831,546

Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $56,850 $– $– $61,382 4,822 3.1%
Core International Equity 56,481 – 5,600 56,539 5,201 2.8
Core Low Volatility Equity 101,212 66 34,000 74,588 5,332 3.7
Global Stock 66,525 3,034 – 75,504 4,899 3.8
High Yield 10,300 239 – 10,589 2,259 0.5
Income 6,210 259 – 6,167 566 0.3
International Allocation 132,993 2,275 – 147,432 13,328 7.4
International Index 10,668 97 – 11,603 850 0.6
Large Cap Value 74,500 4,168 – 90,203 4,074 4.5
Limited Maturity Bond 10,400 84 – 10,447 1,038 0.5
Mid Cap Stock 104,051 7,050 – 122,193 4,869 6.1
Small Cap Stock 61,665 2,745 – 74,492 3,060 3.7
Total Affiliated Registered Investment
Companies 691,855 741,139 37.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% 102,777 263,275 198,372 167,680 16,768 8.4
Total Affiliated Short-Term Investments 102,777 167,680 8.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 18,861 113,773 125,178 7,456 7,456 0.4
Total Collateral Held for Securities Loaned 18,861 7,456 0.4
Total Value $813,493 $916,275
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $4,533 $– $–
Core International Equity 11 5,647 – –
Core Low Volatility Equity 1,208 6,102 66 –
Global Stock – 5,945 2,365 670
High Yield – 50 – 240
Income – (302) 174 86
International Allocation – 12,164 – 2,275
International Index – 838 74 23
Large Cap Value – 11,535 3,102 1,066
Limited Maturity Bond – (37) – 84
Mid Cap Stock – 11,092 6,765 285
Small Cap Stock – 10,082 2,171 574
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% – - – 118
Total Income/Non Income Cash from Affiliated
Investments $5,421
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 19
Total Affiliated Income from Securities Loaned, Net $19
Total Value $1,219 $67,649 $14,717

All Cap Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.2% ) Value
Communications Services (5.1%)
35,150 Comcast Corporation $ 2,004,253
12,770 Facebook, Inc.
a
4,440,257
30,900 QuinStreet , Inc.
a
574,122
23,070 Verizon Communications, Inc. 1,292,612
Total 8,311,244
Consumer Discretionary (13.7%)
1,505 Amazon.com, Inc.
a
5,177,441
11,620 Aptiv plc
a
1,828,175
640 Booking Holdings, Inc.
a
1,400,378
4,440 Burlington Stores, Inc.
a
1,429,636
13,040 Canada Goose Holdings, Inc.
a
570,370
810 Chipotle Mexican Grill, Inc.
a
1,255,775
12,620 Dollar Tree, Inc.
a
1,255,690
2,070 Domino's Pizza, Inc. 965,634
35,441 Everi Holdings, Inc.
a
883,898
4,890 Home Depot, Inc. 1,559,372
2,980 Lear Corporation 522,334
3,810 Netflix, Inc.
a
2,012,480
8,030 NIKE, Inc. 1,240,555
190 NVR, Inc.
a
944,927
11,170 Sony Group Corporation ADR 1,085,947
3,043 Wingstop , Inc. 479,668
Total 22,612,280
Consumer Staples (4.0%)
4,160 Casey's General Stores, Inc. 809,702
4,260 Costco Wholesale Corporation 1,685,554
18,830 Philip Morris International, Inc. 1,866,241
16,770 Sysco Corporation 1,303,868
21,640 Turning Point Brands, Inc. 990,463
Total 6,655,828
Energy (2.7%)
22,170 BP plc ADR 585,732
41,328 Devon Energy Corporation 1,206,364
20,040 Helmerich & Payne, Inc. 653,905
7,560 Pioneer Natural Resources
Company 1,228,651
10,710 Valero Energy Corporation 836,237
Total 4,510,889
Financials (14.1%)
20,180 Ally Financial, Inc. 1,005,771
6,070 American Express Company 1,002,946
4,820 Ameriprise Financial, Inc. 1,199,602
26,500 Arch Capital Group, Ltd.
a
1,031,910
56,060 Bank of America Corporation 2,311,354
14,010 Charles Schwab Corporation 1,020,068
8,000 Chubb, Ltd. 1,271,520
34,330 Equitable Holdings, Inc. 1,045,348
15,660 Essent Group, Ltd. 703,917
4,600 Evercore , Inc. 647,542
7,610 First Republic Bank 1,424,364
13,920 J.P. Morgan Chase & Company 2,165,117
4,040 Kinsale Capital Group, Inc. 665,671
19,620 Morgan Stanley 1,798,958
2,880 S&P Global, Inc. 1,182,096
2,010 SVB Financial Group
a
1,118,424
9,930 Torchmark Corporation 945,832
11,260 Western Alliance Bancorp 1,045,491
16,830 Zions Bancorporations NA 889,634
Shares Common Stock (97.2%) Value
Financials (14.1%) - continued
1,690 Zurich Insurance Group AG $ 678,815
Total 23,154,380
Health Care (12.3%)
9,640 AbbVie, Inc. 1,085,850
10,900 ACADIA Pharmaceuticals, Inc.
a
265,851
4,790 Anthem, Inc. 1,828,822
3,120 Ascendis Pharma AS ADR
a
410,436
6,680 Cigna Holding Company 1,583,628
2,270 Dexcom , Inc.
a
969,290
20,750 Edwards Lifesciences Corporation
a
2,149,078
13,060 Johnson & Johnson 2,151,504
37,560 Lantheus Holdings, Inc.
a
1,038,158
4,650 LHC Group, Inc.
a
931,209
20,210 Medtronic plc 2,508,667
25,730 Merck & Company, Inc. 2,001,022
10,420 Silk Road Medical, Inc.
a
498,701
11,910 Syneos Health, Inc.
a
1,065,826
9,150 Zimmer Biomet Holdings, Inc. 1,471,503
6,770 Zymeworks , Inc.
a
234,851
Total 20,194,396
Industrials (11.0%)
14,480 Altra Industrial Motion Corporation 941,490
4,060 Carlisle Companies, Inc. 777,003
11,810 Crane Company 1,090,890
34,820 Delta Air Lines, Inc.
a
1,506,313
45,490 Dun and Bradstreet Holdings, Inc.
a
972,121
25,860 Howmet Aerospace, Inc.
a
891,394
2,380 Kansas City Southern 674,421
8,430 Manpower, Inc. 1,002,411
34,270 Meritor, Inc.
a
802,603
4,850 Middleby Corporation
a
840,311
7,690 Norfolk Southern Corporation 2,041,003
6,760 Parker-Hannifin Corporation 2,076,064
7,390 Regal-Beloit Corporation 986,639
19,560 Summit Materials, Inc.
a
681,666
8,450 Timken Company 680,985
9,980 United Parcel Service, Inc. 2,075,541
1,569 US Ecology, Inc.
a
58,869
Total 18,099,724
Information Technology (24.3%)
4,100 Adobe, Inc.
a
2,401,124
6,190 Advanced Energy Industries, Inc. 697,675
1,920 ANSYS, Inc.
a
666,355
33,390 Apple, Inc. 4,573,094
2,400 ASML Holding NV GDR 1,658,016
6,300 Atlassian Corporation plc
a
1,618,218
5,290 Blackline, Inc.
a
588,618
10,430 Ciena Corporation
a
593,363
29,160 Cisco Systems, Inc. 1,545,480
9,950 Dolby Laboratories, Inc. 977,986
4,400 F5 Networks, Inc.
a
821,304
5,860 Five9, Inc.
a
1,074,665
26,280 Juniper Networks, Inc. 718,758
16,220 Lattice Semiconductor
Corporation
a
911,240
11,320 LivePerson , Inc.
a
715,877
5,730 Mastercard , Inc. 2,091,966
4,120 Microsoft Corporation 1,116,108
16,790 National Instruments Corporation 709,881
6,860 Nuance Communications, Inc.
a
373,458
2,760 NVIDIA Corporation 2,208,276

All Cap Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.2%) Value
Information Technology (24.3%) - continued
6,050 PayPal Holdings, Inc.
a
$ 1,763,454
630 Samsung Electronics Company,
Ltd. GDR 1,123,712
5,760 ServiceNow , Inc.
a
3,165,408
1,280 Shopify, Inc.
a
1,870,054
29,310 Snap, Inc.
a
1,997,183
8,445 Snowflake, Inc.
a
2,042,001
4,860 Square, Inc.
a
1,184,868
10,500 Trade Desk, Inc.
a
812,280
Total 40,020,422
Materials (4.1%)
61,800 Axalta Coating Systems, Ltd.
a
1,884,282
7,300 Ball Corporation 591,446
15,120 Berry Plastics Group, Inc.
a
986,126
12,710 CF Industries Holdings, Inc. 653,930
18,720 Element Solutions, Inc. 437,674
15,760 LyondellBasell Industries NV 1,621,231
10,830 Steel Dynamics, Inc. 645,468
Total 6,820,157
Real Estate (3.4%)
9,590 Agree Realty Corporation 675,999
4,910 Alexandria Real Estate Equities,
Inc. 893,325
3,430 American Tower Corporation 926,580
6,700 Camden Property Trust 888,889
18,940 Duke Realty Corporation 896,809
740 Equinix , Inc. 593,924
5,290 Prologis, Inc. 632,314
Total 5,507,840
Utilities (2.5%)
20,620 CenterPoint Energy, Inc. 505,603
9,880 Duke Energy Corporation 975,354
5,070 Entergy Corporation 505,479
8,510 Evergy , Inc. 514,259
15,004 NextEra Energy, Inc. 1,099,493
7,070 NorthWestern Corporation 425,755
Total 4,025,943
Total Common Stock
(cost $116,303,691) 159,913,103
Shares
Registered Investment
Companies ( 0.3% ) Value
Unaffiliated  (0.3%)
7,910 SPDR S&P Homebuilders ETF
b
579,328
Total 579,328
Total Registered Investment
Companies (cost $326,397) 579,328
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
545,675 Thrivent Cash Management Trust 545,675
Total Collateral Held for
Securities Loaned
(cost $545,675) 545,675
Shares Short-Term Investments ( 1.8% ) Value
Thrivent Core Short-Term Reserve
Fund
290,547 0.140% $ 2,905,465
Total Short-Term Investments
(cost $2,904,733) 2,905,465
Total Investments (cost
$120,080,496) 99.6% $163,943,571
Other Assets and Liabilities, Net
0.4% 593,104
Total Net Assets 100.0% $164,536,675
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent All Cap Portfolio as of
June 30, 2021:
Securities Lending Transactions
Common Stock $ 534,652
Total lending $534,652
Gross amount payable upon return of
collateral for securities loaned $545,675
Net amounts due to counterparty
$11,023
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 45,437,999
Gross unrealized depreciation (1,764,310)
Net unrealized appreciation (depreciation) $ 43,673,689
Cost for federal income tax purposes $ 120,269,882

All Cap Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing All Cap Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 8,311,244 8,311,244 – –
Consumer Discretionary 22,612,280 22,612,280 – –
Consumer Staples 6,655,828 6,655,828 – –
Energy 4,510,889 4,510,889 – –
Financials 23,154,380 22,475,565 678,815 –
Health Care 20,194,396 20,194,396 – –
Industrials 18,099,724 18,099,724 – –
Information Technology 40,020,422 38,896,710 1,123,712 –
Materials 6,820,157 6,820,157 – –
Real Estate 5,507,840 5,507,840 – –
Utilities 4,025,943 4,025,943 – –
Registered Investment Companies
Unaffiliated 579,328 579,328 – –
Subtotal Investments in Securities $160,492,431 $158,689,904 $1,802,527 $–
Other Investments  * Total
Affiliated Short-Term Investments 2,905,465
Collateral Held for Securities Loaned 545,675
Subtotal Other Investments $3,451,140
Total Investments at Value $163,943,571
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in All Cap Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $2,660 $8,088 $7,843 $2,905 291 1.8%
Total Affiliated Short-Term Investments 2,660 2,905 1.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 105 6,083 5,642 546 546 0.3
Total Collateral Held for Securities Loaned 105 546 0.3
Total Value $2,765 $3,451
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $0 $0 $– $4
Total Income/Non Income Cash from Affiliated
Investments $4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $0 $0 $–

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 10.5% )
a
Value
Basic Materials (0.7%)
Ball Metalpack Finco, LLC, Term
Loan
$ 203,700
4.635%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 202,003
Hexion, Inc., Term Loan
344,037
3.710%,  (LIBOR 3M +
3.500%), 7/1/2026
b
343,462
INEOS US Petrochem, LLC, Term
Loan
530,000
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
528,177
Innophos Holdings, Inc., Term
Loan
345,625
3.604%,  (LIBOR 1M +
3.500%), 2/7/2027
b
344,474
Momentive Performance Materials
USA, LLC, Term Loan
330,260
3.360%,  (LIBOR 1M +
3.250%), 5/15/2024
b
327,922
Nouryon USA, LLC, Term Loan
831,648
3.133%,  (PRIME + 1.750%),
10/1/2025
b
824,895
Pixelle Specialty Solutions, LLC,
Term Loan
607,989
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
607,612
Venator Finance SARL, Term Loan
412,855
3.104%,  (LIBOR 1M +
3.000%), 8/8/2024
b
408,727
Total 3,587,272
Capital Goods (1.3%)
Flex Acquisition Company, Inc.,
Term Loan
694,895
3.395%,  (LIBOR 3M +
3.250%), 6/29/2025
b
687,710
Gemini HDPE, LLC, Term Loan
513,226
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
512,158
GFL Environmental, Inc., Term
Loan
532,325
3.500%,  (LIBOR 1M +
3.000%), 5/31/2025
b
532,399
Groupe Solmax, Inc., Term Loan
220,000
0.000%,  (LIBOR 1M +
4.750%), 6/28/2028
b,c,d
218,900
Mauser Packaging Solutions
Holding Company, Term Loan
494,869
3.354%,  (LIBOR 1M +
3.250%), 4/3/2024
b
482,577
Natgasoline, LLC, Term Loan
424,125
3.625%,  (LIBOR 1M +
3.500%), 11/14/2025
b,e
423,065
Navistar, Inc., Term Loan
749,812
3.600%,  (LIBOR 1M +
3.500%), 11/6/2024
b
749,812
Pactiv Evergreen Group Holdings,
Inc., Term Loan
122,630
2.854%,  (LIBOR 1M +
2.750%), 2/5/2023
b
122,323
447,750
3.354%,  (LIBOR 1M +
3.250%), 2/5/2026
b
444,553
Principal
Amount Bank Loans (10.5%)
a
Value
Capital Goods (1.3%) - continued
Quikrete Holdings Inc., Term Loan
$ 310,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,c,d
$ 307,384
TransDigm, Inc., Term Loan
1,211,550
2.354%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,192,722
TricorBraun Holdings, Inc.,
Delayed Draw
113,849
3.250%,  (LIBOR 3M +
3.250%), 3/3/2028
b,c,d
112,953
TricorBraun Holdings, Inc., Term
Loan
506,152
3.750%,  (LIBOR 3M +
3.250%), 3/3/2028
b
502,169
Total 6,288,725
Communications Services (2.0%)
Altice France SA, Term Loan
336,000
2.936%,  (LIBOR 3M +
2.750%), 7/31/2025
b
329,979
Cablevision Lightpath, LLC, Term
Loan
517,400
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
517,400
CCI Buyer, Inc., Term Loan
134,662
4.750%,  (LIBOR 3M +
4.000%), 12/17/2027
b
134,807
CommScope, Inc., Term Loan
898,987
3.354%,  (LIBOR 1M +
3.250%), 4/4/2026
b
893,854
E.W. Scripps Company, Term Loan
228,462
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
228,177
Eagle Broadband Investments,
LLC, Term Loan
860,675
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
859,866
Entercom Media Corporation, Term
Loan
467,128
2.595%,  (LIBOR 1M +
2.500%), 11/17/2024
b
462,106
iHeartCommunications, Inc., Term
Loan
399,925
3.104%,  (LIBOR 1M +
3.000%), 5/1/2026
b
396,177
Intermediate Dutch Holdings, Term
Loan
304,238
4.080%,  (LIBOR 1M +
4.000%), 3/5/2028
b
304,563
Lumen Technologies, Inc., Term
Loan
253,148
2.354%,  (LIBOR 1M +
2.250%), 3/15/2027
b
249,541
Meredith Corporation, Term Loan
446,617
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
456,107
Metronet Systems Holdings, LLC,
Delayed Draw
35,000
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b,c,d
34,974

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (10.5%)
a
Value
Communications Services (2.0%) - continued
Metronet Systems Holdings, LLC,
Term Loan
$ 315,000
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
$ 314,764
NEP Group, Inc., Term Loan
702,000
3.354%,  (LIBOR 1M +
3.250%), 10/20/2025
b
682,695
Nexstar Broadcasting, Inc., Term
Loan
772,374
2.592%,  (LIBOR 1M +
2.500%), 9/19/2026
b
770,226
ORBCOMM, Inc., Term Loan
275,000
0.000%,  (LIBOR 1M +
4.250%), 6/17/2028
b,c,d
274,312
Radiate Holdco, LLC, Term Loan
1,228,825
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
1,229,280
Terrier Media Buyer, Inc., Term
Loan
303,475
3.604%,  (LIBOR 1M +
3.500%), 12/17/2026
b
301,788
Voyage Australia Property, Ltd.,
Term Loan
265,000
0.000%,  (LIBOR 1M +
3.500%), 5/27/2028
b,c,d,e
265,000
WideOpenWest Finance, LLC,
Term Loan
649,510
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
647,347
Xplornet Communications, Inc.,
Term Loan
535,431
4.854%,  (LIBOR 1M +
4.750%), 6/10/2027
b
535,238
Total 9,888,201
Consumer Cyclical (1.8%)
ACProducts Holdings, Inc., Term
Loan
395,000
4.417%,  (LIBOR 3M +
4.250%), 5/17/2028
b
392,745
Caesars Resort Collection, LLC,
Term Loan
689,787
4.604%,  (LIBOR 1M +
4.500%), 7/20/2025
b
691,512
Carnival Corporation, Term Loan
255,000
0.000%,  (LIBOR 1M +
3.000%), 6/30/2025
b,c,d
254,745
Cengage Learning, Inc., Term
Loan
339,698
5.250%,  (LIBOR 1M +
4.250%), 6/7/2023
b
339,881
510,000
0.000%,  (LIBOR 1M +
4.750%), 6/29/2026
b,c,d
510,321
CP Atlas Buyer, Inc., Term Loan
408,975
4.250%,  (LIBOR 1M +
3.750%), 11/23/2027
b
407,654
Golden Entertainment, Inc., Term
Loan
974,383
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
967,075
Golden Nugget, LLC, Term Loan
512,654
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
508,511
Principal
Amount Bank Loans (10.5%)
a
Value
Consumer Cyclical (1.8%) - continued
Harbor Freight Tools USA, Inc.,
Term Loan
$ 671,625
3.750%,  (LIBOR 1M +
3.000%), 10/19/2027
b
$ 671,175
LCPR Loan Financing, LLC, Term
Loan
315,000
3.823%,  (LIBOR 1M +
3.750%), 10/15/2028
b
315,198
Michaels Companies, Inc., Term
Loan
565,000
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
567,057
Osmosis Debt Merger Sub, Inc.,
Delayed Draw
35,000
0.000%,  (LIBOR 1M +
4.000%), 6/17/2028
b,c,d
35,088
Osmosis Debt Merger Sub, Inc.,
Term Loan
280,000
0.000%,  (LIBOR 1M +
4.000%), 6/17/2028
b,c,d
280,700
Raptor Acquisition Corporation,
Term Loan
170,000
0.000%,  (LIBOR 1M +
4.000%), 11/1/2026
b,c,d
170,213
Scientific Games International,
Inc., Term Loan
1,791,703
2.854%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,778,265
Staples, Inc., Term Loan
190,605
4.676%,  (LIBOR 3M +
4.500%), 9/12/2024
b
187,201
321,872
5.176%,  (LIBOR 3M +
5.000%), 4/12/2026
b
313,223
Tenneco, Inc., Term Loan
258,015
3.104%,  (LIBOR 1M +
3.000%), 10/1/2025
b
254,919
Truck Hero, Inc., Term Loan
114,713
4.500%,  (LIBOR 1M +
3.750%), 2/24/2028
b
114,655
Total 8,760,138
Consumer Non-Cyclical (1.9%)
Adient US, LLC, Term Loan
150,000
3.604%,  (LIBOR 1M +
3.500%), 4/8/2028
b
149,954
Bausch Health Americas, Inc.,
Term Loan
1,007,084
3.104%,  (LIBOR 1M +
3.000%), 6/1/2025
b
1,002,431
Blue Ribbon, LLC, Term Loan
347,813
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
342,769
Chobani, LLC, Term Loan
267,975
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
268,423
City Brewing Company, LLC, Term
Loan
225,000
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b,e
225,844
CNT Holdings I Corporation, Term
Loan
349,125
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
349,125

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (10.5%)
a
Value
Consumer Non-Cyclical (1.9%) - continued
$ 95,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b,e
$ 96,187
Dole Food Company, Inc., Term
Loan
399,713
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b
399,214
Endo Luxembourg Finance
Company I Sarl, Term Loan
234,413
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
225,842
Gainwell Acquistion Corporation,
Term Loan
508,722
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
509,866
Global Medical Response, Inc.,
Term Loan
1,745,780
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
1,752,327
Lonza Specialty Ingredients, Term
Loan
475,000
0.000%,  (LIBOR 1M +
4.000%), 5/14/2028
b,c,d
475,256
MPH Acquisition Holdings, LLC,
Term Loan
1,243,926
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,240,257
Ortho-Clinical Diagnostics SA,
Term Loan
765,948
3.089%,  (LIBOR 1M +
3.000%), 6/30/2025
b
765,128
PetSmart, Inc., Term Loan
785,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
785,196
Precision Medicine Group, LLC,
Delayed Draw
64,038
3.750%,  (LIBOR 1M +
3.000%), 11/20/2027
b,c,d
63,798
Precision Medicine Group, LLC,
Term Loan
488,507
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
486,675
Sotera Health Holdings, LLC, Term
Loan
318,000
3.250%,  (LIBOR 3M +
2.750%), 12/13/2026
b
316,544
Total 9,454,836
Financials (0.6%)
Asurion, LLC, Term Loan
213,925
3.354%,  (LIBOR 1M +
3.250%), 12/23/2026
b
211,386
698,250
3.354%,  (LIBOR 1M +
3.250%), 8/3/2027
b
690,101
440,000
5.354%,  (LIBOR 1M +
5.250%), 2/3/2028
b
443,115
Digicel International Finance, Ltd.,
Term Loan
384,003
3.430%,  (LIBOR 3M +
3.250%), 5/27/2024
b
367,925
MoneyGram International, Inc.,
Term Loan
397,194
7.000%,  (LIBOR 1M +
6.000%), 6/30/2023
b
400,598
Principal
Amount Bank Loans (10.5%)
a
Value
Financials (0.6%) - continued
NCR Corporation, Term Loan
$ 601,162
2.690%,  (LIBOR 3M +
2.500%), 8/28/2026
b,e
$ 593,648
Northriver Midstream Finance, LP,
Term Loan
250,417
3.452%,  (LIBOR 3M +
3.250%), 10/1/2025
b
248,121
Tiger Acquisition, LLC, Term Loan
170,000
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
b
169,522
Total 3,124,416
Technology (1.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
549,481
3.686%,  (LIBOR 3M +
3.500%), 8/21/2026
b
535,974
Crown Subsea Communications
Holding, Inc., Term Loan
474,658
5.750%,  (LIBOR 1M +
5.000%), 4/27/2027
b
477,425
Gogo Intermediate Holdings, LLC,
Term Loan
435,000
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
433,912
Lummus Technology Holdings V,
LLC, Term Loan
339,150
3.604%,  (LIBOR 1M +
3.500%), 6/30/2027
b
336,908
Prime Security Services Borrower,
LLC, Term Loan
1,471,313
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
1,469,709
Rackspace Technology Global,
Inc., Term Loan
947,625
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
941,977
Redstone Holdco 2 LP, Delayed
Draw
79,224
5.500%,  (LIBOR 1M +
4.750%), 4/27/2028
b,c,d
78,960
58,526
0.000%,  (LIBOR 1M +
7.750%), 4/27/2029
b,c,d
57,404
Redstone Holdco 2 LP, Term Loan
202,420
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
201,746
102,064
8.500%,  (LIBOR 3M +
7.750%), 4/27/2029
b
100,108
SS&C Technologies, Inc., Term
Loan
48,818
1.854%,  (LIBOR 1M +
1.750%), 4/16/2025
b
48,208
39,590
1.854%,  (LIBOR 1M +
1.750%), 4/16/2025
b
39,096
Zayo Group Holdings, Inc., Term
Loan
988,776
3.104%,  (LIBOR 1M +
3.000%), 3/9/2027
b
977,732
Total 5,699,159

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (10.5%)
a
Value
Transportation (0.4%)
American Airlines, Inc., Term Loan
$ 840,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
$ 875,070
Hertz Corporation, Term Loan
140,000
0.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b,c,d
139,825
26,385
0.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b,c,d
26,352
SkyMiles IP, Ltd., Term Loan
695,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
733,705
United Airlines, Inc., Term Loan
294,262
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
297,858
Total 2,072,810
Utilities (0.6%)
Advanced Drainage Systems, Inc.,
Term Loan
61,183
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
61,394
Blackstone CQP Holdco LP, Term
Loan
615,000
4.250%,  (LIBOR 3M +
3.750%), 6/4/2028
b
612,233
Core and Main, LP, Term Loan
477,675
3.750%,  (LIBOR 1M +
2.750%), 8/1/2024
b
476,930
EnergySolutions, LLC, Term Loan
322,675
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
319,952
Exgen Renewables IV, LLC, Term
Loan
155,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
154,871
Osmose Utilities Services, Inc.,
Term Loan
110,000
0.000%,  (LIBOR 1M +
3.250%), 6/17/2028
b,c,d
109,450
PG&E Corporation, Term Loan
840,754
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
828,672
Talen Energy Supply, LLC, Term
Loan
247,950
3.854%,  (LIBOR 1M +
3.750%), 7/8/2026
b
227,960
Total 2,791,462
Total Bank Loans
(cost $51,493,897) 51,667,019
Shares Common Stock ( 39.2% ) Value
Communications Services (3.4%)
5,701 Activision Blizzard, Inc. 544,103
1,805 Alphabet, Inc., Class A
f
4,407,431
580 Alphabet, Inc., Class C
f
1,453,666
17,792 AT&T, Inc. 512,054
1,363 Charter Communications, Inc.
f
983,336
20,305 Comcast Corporation 1,157,791
10,244 Discovery, Inc., Class A
f,g
314,286
7,498 DISH Network Corporation
f
313,416
3,515 Electronic Arts, Inc. 505,563
Shares Common Stock (39.2%) Value
Communications Services (3.4%) - continued
7,746 Facebook, Inc.
f
$ 2,693,362
6,658 Live Nation Entertainment, Inc.
f
583,174
568 Lumen Technologies, Inc. 7,719
1,964 Match Group, Inc.
f
316,695
1,735 Omnicom Group, Inc. 138,783
17,872 QuinStreet, Inc.
f
332,062
27 Roku, Inc.
f
12,400
13,705 Twitter, Inc.
f
943,041
20,279 Verizon Communications, Inc. 1,136,232
2,215 ViacomCBS, Inc. 100,118
346 Walt Disney Company
f
60,816
316 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
f
4,661
2,511 Zillow Group, Inc.
f
307,673
Total 16,828,382
Consumer Discretionary (4.7%)
1,726 Amazon.com, Inc.
f
5,937,716
9,894 Aptiv plc
f
1,556,623
298 AutoZone, Inc.
f
444,682
4,918 Bloomin' Brands, Inc.
f
133,475
76 Booking Holdings, Inc.
f
166,295
50 Burlington Stores, Inc.
f
16,099
3,528 Caesars Entertainment, Inc.
f
366,030
1,474 Carvana Company
f
444,883
5,985 Cedar Fair, LP
f
268,308
725 Chipotle Mexican Grill, Inc.
f
1,123,996
1,681 Clarus Corporation 43,202
9,070 Cooper-Standard Holdings, Inc.
f
263,030
3,267 Crocs, Inc.
f
380,671
4,125 D.R. Horton, Inc. 372,776
193 Domino's Pizza, Inc. 90,033
54 Dorman Products, Inc.
f
5,598
1,009 Emerald Holding, Inc.
f
5,439
18,632 Everi Holdings, Inc.
f
464,682
2,247 Expedia Group, Inc.
f
367,856
1,731 Ford Motor Company
f
25,723
423 Garmin, Ltd. 61,183
545 Gentex Corporation 18,034
8,180 Harley-Davidson, Inc. 374,808
890 Hilton Worldwide Holdings, Inc.
f
107,352
3,022 Home Depot, Inc. 963,686
2,549 Kohl's Corporation 140,475
8,012 Leggett & Platt, Inc. 415,102
9,232 Libbey, Inc.
f
19,618
5,795 Lowe's Companies, Inc. 1,124,056
1,606 Lululemon Athletica, Inc.
f
586,142
2,045 Marriott International, Inc.
f
279,183
1,970 McDonald's Corporation 455,050
162 Mercadolibre, Inc.
f
252,362
5,521 Miller Industries, Inc. 217,748
1,143 Mohawk Industries, Inc.
f
219,673
3,460 NIKE, Inc. 534,535
178 NVR, Inc.
f
885,247
3,124 Penn National Gaming, Inc.
f
238,955
4,834 Qurate Retail, Inc. 63,277
508 RH
f
344,932
2,242 Ross Stores, Inc. 278,008
2,041 Sleep Number Corporation
f
224,408
5,427 Sony Group Corporation ADR 527,613
7,743 Stoneridge, Inc.
f
228,418
1,509 Taylor Morrison Home Corporation
f
39,868
2,332 Tesla, Inc.
f
1,585,060
11,075 Under Armour, Inc., Class C
f
205,663

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (39.2%) Value
Consumer Discretionary (4.7%) - continued
5,557 Zumiez, Inc.
f
$ 272,237
Total 23,139,810
Consumer Staples (1.5%)
1,195 Altria Group, Inc. 56,978
4,948 BJ's Wholesale Club Holdings,
Inc.
f
235,426
2,604 Bunge, Ltd. 203,503
3,502 Colgate-Palmolive Company 284,888
1,653 Costco Wholesale Corporation 654,043
150 General Mills, Inc. 9,139
9,977 Hain Celestial Group, Inc.
f
400,277
1,820 John B. Sanfilippo & Son, Inc. 161,197
1,810 Kimberly-Clark Corporation 242,142
7,674 Lamb Weston Holdings, Inc. 618,985
4,587 Monster Beverage Corporation
f
419,022
352 PepsiCo, Inc. 52,156
19,610 Philip Morris International, Inc. 1,943,547
23,210 Primo Water Corporation 388,303
2,740 Procter & Gamble Company 369,708
7,315 Turning Point Brands, Inc. 334,808
8,105 Wal-Mart Stores, Inc. 1,142,967
Total 7,517,089
Energy (1.2%)
7,756 Antero Resources Corporation
f
116,573
13,658 BP plc ADR 360,844
1,331 Cheniere Energy, Inc.
f
115,451
1,266 Chevron Corporation 132,601
6,977 ConocoPhillips 424,899
36,459 Devon Energy Corporation 1,064,238
114 Diamondback Energy, Inc. 10,703
762 Dorian LPG, Ltd.
f
10,759
16,073 Enterprise Products Partners, LP 387,842
3,410 EOG Resources, Inc. 284,530
6,626 EQT Corporation
f
147,495
4,290 Exxon Mobil Corporation 270,613
9,728 Halliburton Company 224,911
12,821 Helmerich & Payne, Inc. 418,349
17,147 Kinder Morgan, Inc. 312,590
5,073 Marathon Petroleum Corporation 306,511
350 MPLX, LP 10,364
8,636 Nine Energy Service, Inc.
f
25,390
5,217 Occidental Petroleum Corporation 163,136
2,749 PDC Energy, Inc. 125,877
4,065 Pioneer Natural Resources
Company 660,644
370 TC Energy Corporation 18,322
3,433 Valero Energy Corporation 268,049
500 Williams Companies, Inc. 13,275
Total 5,873,966
Financials (6.0%)
8,419 Air Lease Corporation 351,409
11,540 Ally Financial, Inc. 575,154
449 American Equity Investment Life
Holding Company 14,512
3,571 American Express Company 590,036
16,493 Annaly Capital Management, Inc. 146,458
12,714 Arch Capital Group, Ltd.
f
495,083
2,492 Ares Capital Corporation 48,818
307 Arthur J. Gallagher and Company 43,005
14,574 Assured Guaranty, Ltd. 691,974
38,622 Bank of America Corporation 1,592,385
Shares Common Stock (39.2%) Value
Financials (6.0%) - continued
308 Bank of Marin Bancorp $ 9,825
6,282 Bank of N.T. Butterfield & Son, Ltd. 222,697
2,167 Berkshire Hathaway, Inc.
f
602,253
2,800 BlackRock TCP Capital
Corporation 38,696
721 BlackRock, Inc. 630,853
2,721 Blackstone Mortgage Trust, Inc. 86,773
13,989 Bridgewater Bancshares, Inc.
f
225,922
3,185 Byline Bancorp, Inc. 72,077
4,943 Capital One Financial Corporation 764,633
19,445 Charles Schwab Corporation 1,415,790
3,233 Chubb, Ltd. 513,853
1,599 Cincinnati Financial Corporation 186,475
15,041 Citigroup, Inc. 1,064,151
395 Citizens Financial Group, Inc. 18,119
1,786 CME Group, Inc. 379,846
9,647 Columbia Banking System, Inc. 371,988
5,567 Comerica, Inc. 397,150
1,132 Community Trust Bancorp, Inc. 45,710
189 Customers Bancorp, Inc.
f
7,369
4,029 Discover Financial Services 476,590
1,999 Ellington Residential Mortgage
REIT 23,528
754 Enova International, Inc.
f
25,794
6,447 Enterprise Financial Services
Corporation 299,076
29,894 Equitable Holdings, Inc. 910,272
2,861 Evercore, Inc. 402,743
337 FactSet Research Systems, Inc. 113,101
370 Financial Institutions, Inc. 11,100
1,931 First Busey Corporation 47,618
239 First Mid-Illinois Bancshares, Inc. 9,682
2,486 First Republic Bank 465,305
3,669 FS KKR Capital Corporation 78,920
3,575 Glacier Bancorp, Inc. 196,911
3,284 Golub Capital BDC, Inc. 50,639
1,292 Great Southern Bancorp, Inc. 69,639
2,001 Hancock Whitney Corporation 88,924
10,644 Heartland Financial USA, Inc. 500,162
202 HomeStreet, Inc. 8,229
934 Hometrust Bancshares, Inc. 26,059
7,528 Hope Bancorp, Inc. 106,747
2,174 Houlihan Lokey, Inc. 177,811
38,296 Huntington Bancshares, Inc. 546,484
433 Independent Bank Corporation 9,400
10,718 J.P. Morgan Chase & Company 1,667,078
11,776 KeyCorp 243,174
2,189 Kinsale Capital Group, Inc. 360,682
4,842 KKR & Company, Inc. 286,840
1,935 Lincoln National Corporation 121,595
79 MarketAxess Holdings, Inc. 36,624
2,776 Marsh & McLennan Companies,
Inc. 390,528
2,789 MidWestOne Financial Group, Inc. 80,240
626 Moody's Corporation 226,844
10,475 Morgan Stanley 960,453
5,152 New York Community Bancorp,
Inc. 56,775
4,014 New York Mortgage Trust, Inc. 17,943
266 Peapack-Gladstone Financial
Corporation 8,265
2,349 Primerica, Inc. 359,726
214 QCR Holdings, Inc. 10,291
13,628 Radian Group, Inc. 303,223
4,243 Raymond James Financial, Inc. 551,166

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (39.2%) Value
Financials (6.0%) - continued
1,038 Reinsurance Group of America,
Inc. $ 118,332
3,306 S&P Global, Inc. 1,356,948
8,414 Seacoast Banking Corporation of
Florida 287,338
1,511 Selective Insurance Group, Inc. 122,618
1,423 Sixth Street Specialty Lending, Inc. 31,576
2,197 Starwood Property Trust, Inc. 57,495
6,215 Synovus Financial Corporation 272,714
522 T. Rowe Price Group, Inc. 103,340
1,193 Texas Capital Bancshares, Inc.
f
75,744
1,904 Torchmark Corporation 181,356
4,575 Triumph Bancorp, Inc.
f
339,694
8,460 Truist Financial Corporation 469,530
147 Two Harbors Investment
Corporation 1,111
9,089 Umpqua Holdings Corporation 167,692
5,384 Unum Group 152,906
29,367 Wells Fargo & Company 1,330,031
12,553 Western Alliance Bancorp 1,165,546
15,075 Zions Bancorporations NA 796,864
1,122 Zurich Insurance Group AG 450,669
Total 29,410,699
Health Care (5.2%)
1,210 Abbott Laboratories 140,275
3,468 AbbVie, Inc. 390,636
529 Align Technology, Inc.
f
323,219
2,352 Amedisys, Inc.
f
576,075
3,977 Amgen, Inc. 969,394
4,084 AMN Healthcare Services, Inc.
f
396,066
2,807 Anthem, Inc. 1,071,713
6,191 Ardelyx, Inc.
f
46,928
3,924 Baxter International, Inc. 315,882
709 Becton, Dickinson and Company 172,422
1,370 Biogen, Inc.
f
474,390
5,465 Biohaven Pharmaceutical Holding
Company, Ltd.
f
530,542
584 Bio-Techne Corporation 262,952
333 Bristol-Myers Squibb Company 22,251
4,826 Centene Corporation
f
351,960
5,453 Cerner Corporation 426,206
2,661 Cigna Holding Company 630,843
4,725 CVS Health Corporation 394,254
2,075 Danaher Corporation 556,847
1,209 Dexcom, Inc.
f
516,243
7,702 Edwards Lifesciences Corporation
f
797,696
6,066 Gilead Sciences, Inc. 417,705
6,811 GlaxoSmithKline plc ADR 271,214
5,477 Halozyme Therapeutics, Inc.
f
248,711
2,551 HCA Healthcare, Inc. 527,394
754 Humana, Inc. 333,811
1,064 Illumina, Inc.
f
503,495
3,450 InMode, Ltd.
f
326,646
762 Intuitive Surgical, Inc.
f
700,766
2,036 IQVIA Holding, Inc.
f
493,364
9,942 Johnson & Johnson 1,637,845
16,478 Lantheus Holdings, Inc.
f
455,452
1,065 LHC Group, Inc.
f
213,277
12,242 Medtronic plc 1,519,599
12,092 Merck & Company, Inc. 940,395
143 Mettler-Toledo International, Inc.
f
198,104
503 Moderna, Inc.
f
118,195
4,681 Novo Nordisk AS ADR 392,127
5,017 NuVasive, Inc.
f
340,052
Shares Common Stock (39.2%) Value
Health Care (5.2%) - continued
175 Regeneron Pharmaceuticals, Inc.
f
$ 97,745
4,606 Stryker Corporation 1,196,316
8,892 Syneos Health, Inc.
f
795,745
151 Tactile Systems Technology, Inc.
f
7,852
2,218 Teladoc Health, Inc.
f
368,831
355 Teleflex, Inc. 142,635
2,780 Thermo Fisher Scientific, Inc. 1,402,427
1,828 UnitedHealth Group, Inc. 732,004
1,779 Veeva Systems, Inc.
f
553,180
26,376 Viemed Healthcare, Inc.
f
188,588
2,126 Zimmer Biomet Holdings, Inc. 341,903
5,024 Zoetis, Inc. 936,273
Total 25,768,445
Industrials (4.9%)
4,288 Advanced Drainage Systems, Inc. 499,852
9,156 Altra Industrial Motion Corporation 595,323
4,459 AMETEK, Inc. 595,276
3,100 ASGN, Inc.
f
300,483
12,181 Badger Infrastructure Solution 369,675
766 Boeing Company
f
183,503
2,584 Carlisle Companies, Inc. 494,526
1,378 Chart Industries, Inc.
f
201,629
39 Copart, Inc.
f
5,141
2,827 Crane Company 261,130
11,199 CSX Corporation 359,264
27 Cummins, Inc. 6,583
4,167 Curtiss-Wright Corporation 494,873
12,826 Delta Air Lines, Inc.
f
554,853
9,474 Dun and Bradstreet Holdings, Inc.
f
202,459
2,391 Eaton Corporation plc 354,298
3,693 Emerson Electric Company 355,414
1,167 Encore Wire Corporation 88,447
685 Fortive Corporation 47,772
3,698 Forward Air Corporation 331,896
298 GATX Corporation 26,364
4,797 General Dynamics Corporation 903,083
132 Gorman-Rupp Company 4,546
1,250 Greenbrier Companies, Inc.
g
54,475
4,469 Helios Technologies, Inc. 348,805
5,027 Honeywell International, Inc. 1,102,672
12,070 Howmet Aerospace, Inc.
f
416,053
1,657 IDEX Corporation 364,623
2,744 Illinois Tool Works, Inc. 613,449
1,167 JetBlue Airways Corporation
f
19,582
13,046 Johnson Controls International plc 895,347
1,017 Kansas City Southern 288,187
2,601 L3Harris Technologies, Inc. 562,206
183 Landstar System, Inc. 28,918
2,620 Lincoln Electric Holdings, Inc. 345,080
850 Linde Public Limited Company 245,735
1,955 Lockheed Martin Corporation 739,674
4,360 Manpower, Inc. 518,448
12,266 Meritor, Inc.
f
287,270
1,736 Middleby Corporation
f
300,779
811 MSC Industrial Direct Company,
Inc. 72,771
7,340 NAPCO Security Technologies,
Inc.
f
266,956
125 Nordson Corporation 27,439
2,214 Norfolk Southern Corporation 587,618
1,228 Northrop Grumman Corporation 446,292
6,460 Nutrien, Ltd. 391,541
1,901 Old Dominion Freight Line, Inc. 482,474
2,814 Otis Worldwide Corporation 230,101

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (39.2%) Value
Industrials (4.9%) - continued
2,178 Parker-Hannifin Corporation $ 668,886
3,014 Patrick Industries, Inc. 220,022
3,750 Quanta Services, Inc. 339,638
4,247 Raven Industries, Inc. 245,689
5,204 Raytheon Technologies
Corporation 443,953
2,139 Regal-Beloit Corporation 285,578
7,856 Southwest Airlines Company
f
417,075
853 Stanley Black & Decker, Inc. 174,856
5,697 Timken Company 459,121
1,084 Tutor Perini Corporation 15,013
15,771 Uber Technologies, Inc.
f
790,443
2,035 Union Pacific Corporation 447,558
3,199 United Parcel Service, Inc. 665,296
3,832 United Rentals, Inc.
f
1,222,446
3,589 US Ecology, Inc.
f
134,659
1,076 Verisk Analytics, Inc. 187,999
535 Waste Management, Inc. 74,959
4,293 WESCO International, Inc.
f
441,406
Total 24,107,482
Information Technology (9.1%)
1,992 Accenture plc 587,222
2,684 Adobe, Inc.
f
1,571,858
2,033 Advanced Energy Industries, Inc. 229,139
6,050 Agilysys, Inc.
f
344,063
214 Akamai Technologies, Inc.
f
24,952
3,437 Alliance Data Systems Corporation 358,101
5,064 Amphenol Corporation 346,428
412 Analog Devices, Inc. 70,930
1,245 ANSYS, Inc.
f
432,090
44,648 Apple, Inc. 6,114,990
3,317 AppLovin Corporation
f,g
249,339
551 Automatic Data Processing, Inc. 109,440
4,141 Axcelis Technologies, Inc.
f
167,379
3,811 BigCommerce Holdings, Inc.
f
247,410
2,399 Bill.com Holdings, Inc.
f
439,449
970 Broadcom, Ltd. 462,535
315 Broadridge Financial Solutions,
Inc. 50,882
8,105 Calix, Inc.
f
384,987
9,568 Ciena Corporation
f
544,324
26,765 Cisco Systems, Inc. 1,418,545
4,131 Computer Services, Inc. 232,369
2,450 Dolby Laboratories, Inc. 240,810
12,827 Dropbox, Inc.
f
388,786
1,823 Enphase Energy, Inc.
f
334,757
173 Euronet Worldwide, Inc.
f
23,416
1,029 FleetCor Technologies, Inc.
f
263,486
1,837 Gilat Satellite Networks, Ltd. 18,701
3,076 HP, Inc. 92,864
2,505 II-VI, Inc.
f
181,838
1,494 Intel Corporation 83,873
1,132 Intuit, Inc. 554,872
573 J2 Global, Inc.
f
78,816
347 Jack Henry & Associates, Inc. 56,738
1,131 KLA-Tencor Corporation 366,682
372 Lam Research Corporation 242,060
934 Littelfuse, Inc. 237,974
616 Lumentum Holdings, Inc.
f
50,530
4,451 Mastercard, Inc. 1,625,016
1,328 Microchip Technology, Inc. 198,855
3,632 Micron Technology, Inc.
f
308,647
29,816 Microsoft Corporation 8,077,154
1,170 Motorola Solutions, Inc. 253,715
Shares Common Stock (39.2%) Value
Information Technology (9.1%) - continued
6,577 National Instruments Corporation $ 278,076
1,658 Nice, Ltd. ADR
f
410,289
3,708 Nuance Communications, Inc.
f
201,864
2,264 NVIDIA Corporation 1,811,426
8,550 ON Semiconductor Corporation
f
327,294
9,398 Oracle Corporation 731,540
7,945 PayPal Holdings, Inc.
f
2,315,809
9,560 QUALCOMM, Inc. 1,366,411
16,440 Sabre Corporation
f
205,171
4,538 Salesforce.com, Inc.
f
1,108,497
456 Samsung Electronics Company,
Ltd. GDR 813,353
2,833 Seagate Technology Holdings 249,106
1,639 ServiceNow, Inc.
f
900,712
15,957 Sonos, Inc.
f
562,165
6,463 Square, Inc.
f
1,575,679
1,586 SunPower Corporation
f
46,343
836 TE Connectivity, Ltd. 113,036
18,828 Telefonaktiebolaget LM Ericsson
ADR 236,856
343 Teradyne, Inc. 45,948
7,759 Texas Instruments, Inc. 1,492,056
40,743 TTM Technologies, Inc.
f
582,625
142 Tyler Technologies, Inc.
f
64,237
1,300 VeriSign, Inc.
f
295,997
1,951 Visa, Inc. 456,183
1,155 VMware, Inc.
f,g
184,765
1,047 Western Digital Corporation
f
74,515
2,923 Workiva, Inc.
f
325,418
831 Xerox Holdings Corporation 19,520
Total 44,860,913
Materials (1.3%)
7,546 Ashland Global Holdings, Inc. 660,275
12,675 Axalta Coating Systems, Ltd.
f
386,461
4,616 Ball Corporation 373,988
9,040 Carpenter Technology Corporation 363,589
11,561 CF Industries Holdings, Inc. 594,813
2,641 Eastman Chemical Company 308,337
3,090 Ecolab, Inc. 636,447
17,619 Element Solutions, Inc. 411,932
528 International Flavors & Fragrances,
Inc. 78,883
36,220 Ivanhoe Mines, Ltd.
f
261,511
2,111 LyondellBasell Industries NV 217,159
1,420 Martin Marietta Materials, Inc. 499,570
4,395 Nucor Corporation 421,612
52 PPG Industries, Inc. 8,828
7,618 Steel Dynamics, Inc. 454,033
4,747 UFP Technologies, Inc.
f
272,573
2,321 United States Lime & Minerals, Inc. 322,828
Total 6,272,839
Real Estate (1.3%)
1,513 Agree Realty Corporation 106,651
1,993 Alexandria Real Estate Equities,
Inc. 362,606
13,500 American Campus Communities,
Inc. 630,720
1,346 AvalonBay Communities, Inc. 280,897
2,942 Camden Property Trust 390,315
3,487 CBRE Group, Inc.
f
298,941
3,015 Colliers International Group, Inc. 337,620
1,951 Digital Realty Trust, Inc. 293,547

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (39.2%) Value
Real Estate (1.3%) - continued
6,395 Duke Realty Corporation $ 302,803
12 EastGroup Properties, Inc. 1,973
13,391 Essential Properties Realty Trust,
Inc. 362,093
104 Extra Space Storage, Inc. 17,037
3,039 First Industrial Realty Trust, Inc. 158,727
3,096 Four Corners Property Trust, Inc. 85,481
2,854 Healthcare Realty Trust, Inc. 86,191
32,697 Host Hotels and Resorts, Inc.
f
558,792
12,168 Independence Realty Trust, Inc. 221,823
327 Innovative Industrial Properties,
Inc. 62,464
1,540 iSTAR Financial, Inc. 31,924
5,282 Lexington Realty Trust 63,120
4,322 MGIC Investment Corporation 58,779
10,271 National Storage Affiliates Trust 519,302
3,866 New Residential Investment
Corporation 40,941
1,780 Public Storage, Inc. 535,228
3,469 Rayonier, Inc. REIT 124,641
3,076 Realty Income Corporation 205,292
2,501 Rexford Industrial Realty, Inc. 142,432
2,876 Service Properties Trust 36,238
23,370 Sunstone Hotel Investors, Inc.
f
290,255
Total 6,606,833
Utilities (0.6%)
7,661 Alliant Energy Corporation 427,177
1,558 American Electric Power
Company, Inc. 131,791
211 American States Water Company 16,787
15,666 CenterPoint Energy, Inc. 384,130
4,923 Duke Energy Corporation 485,999
6,935 Entergy Corporation 691,420
7,079 Exelon Corporation 313,670
1,087 FirstEnergy Corporation 40,447
503 NextEra Energy Partners, LP 38,409
914 NextEra Energy, Inc. 66,978
1,907 NorthWestern Corporation 114,840
3,948 Portland General Electric
Company 181,924
2,629 Spire, Inc. 189,998
1,537 WEC Energy Group, Inc. 136,716
Total 3,220,286
Total Common Stock
(cost $130,498,171) 193,606,744
Principal
Amount Long-Term Fixed Income ( 30.7% ) Value
Asset-Backed Securities (1.6%)
510 Asset Backed 2021-NPL1
Trust
$ 200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
e,h,i
200,000
522 Funding CLO, Ltd.
225,000
4.023%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,h
225,557
Arch Street CLO, Ltd.
300,000
3.638%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,h
300,004
Principal
Amount Long-Term Fixed Income (30.7%) Value
Asset-Backed Securities (1.6%) - continued
Ares LVII CLO, Ltd.
$ 225,000
4.526%,  (LIBOR 3M +
4.350%), 10/25/2031, Ser.
2020-57A, Class D
b,h
$ 225,785
Babson CLO, Ltd.
300,000
3.088%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,h
294,825
Cent CLO, LP
850,000
2.476%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,h
850,128
College Ave Student Loans, LLC
148,422
1.742%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,h
151,205
Conn's Receivables Funding
22,213
1.710%,  6/16/2025, Ser.
2020-A, Class A
h
22,232
Foundation Finance Trust
71,105
3.300%,  7/15/2033, Ser.
2017-1A, Class A
h
72,138
Harley Marine Financing, LLC
428,437
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
h
414,995
Longfellow Place CLO, Ltd.
375,000
2.484%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
375,031
Madison Park Funding XIV, Ltd.
500,000
1.584%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,h
500,023
Mountain View CLO, Ltd.
460,000
2.534%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,h
456,566
Octagon Investment Partners 50,
Ltd.
275,000
4.484%,  (LIBOR 3M +
4.300%), 10/15/2033, Ser.
2020-4A, Class D
b,h
275,782
OHA Credit Funding 1, Ltd.
390,000
1.638%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,h
390,031
OZLM IX, Ltd.
425,000
1.738%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
425,079
Palmer Square Loan Funding, Ltd.
300,000
2.438%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,h
300,083
Sound Point CLO XXI, Ltd.
800,000
1.626%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
800,072
TCI-Flatiron CLO, Ltd.
785,000
2.390%,  (LIBOR 3M +
2.200%), 1/17/2032, Ser.
2016-1A, Class CR2
b,h
787,229

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.7%) Value
Asset-Backed Securities (1.6%) - continued
THL Credit Wind River CLO, Ltd.
$ 350,000
3.034%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,h
$ 349,192
Wind River CLO, Ltd.
200,000
2.119%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
200,062
Total 7,616,019
Basic Materials (0.5%)
Air Products and Chemicals, Inc.
17,000 1.500%,  10/15/2025 17,404
Alcoa Nederland Holding BV
95,000 5.500%,  12/15/2027
h
103,056
Anglo American Capital plc
45,000 2.250%,  3/17/2028
h
45,498
BWAY Holding Company
55,000 5.500%,  4/15/2024
h
55,550
Chemours Company
75,000 5.750%,  11/15/2028
h
80,233
Cleveland-Cliffs, Inc.
60,000 5.875%,  6/1/2027 63,075
40,000 4.625%,  3/1/2029
h
42,091
40,000 4.875%,  3/1/2031
h
42,000
Consolidated Energy Finance SA
70,000 6.875%,  6/15/2025
h
71,307
DuPont de Nemours, Inc.
45,000 4.725%,  11/15/2028 53,651
EI du Pont de Nemours &
Company
34,000 1.700%,  7/15/2025 34,868
First Quantum Minerals, Ltd.
120,000 7.500%,  4/1/2025
h
124,500
Freeport-McMoRan, Inc.
90,000 4.125%,  3/1/2028 93,937
90,000 4.250%,  3/1/2030 96,412
Glencore Funding, LLC
67,000 4.000%,  3/27/2027
h
74,260
Hecla Mining Company
25,000 7.250%,  2/15/2028 27,312
Hudbay Minerals, Inc.
70,000 4.500%,  4/1/2026
h
70,262
Ingevity Corporation
100,000 3.875%,  11/1/2028
h
99,250
Kraton Polymers, LLC
90,000 4.250%,  12/15/2025
h
91,800
LYB International Finance III, LLC
63,000 1.250%,  10/1/2025 62,842
Mercer International, Inc.
70,000 5.125%,  2/1/2029
h
72,030
Mosaic Company
15,000 3.250%,  11/15/2022 15,528
67,000 4.050%,  11/15/2027 75,119
Novelis Corporation
70,000 5.875%,  9/30/2026
h
72,818
40,000 4.750%,  1/30/2030
h
42,000
Nucor Corporation
17,000 2.000%,  6/1/2025 17,591
Principal
Amount Long-Term Fixed Income (30.7%) Value
Basic Materials (0.5%) - continued
Nutrien, Ltd.
$ 45,000 4.000%,  12/15/2026 $ 50,708
OCI NV
100,000 4.625%,  10/15/2025
h
104,282
Olin Corporation
115,000 5.125%,  9/15/2027 119,600
SCIH Salt Holdings, Inc.
65,000 4.875%,  5/1/2028
h
64,992
Steel Dynamics, Inc.
21,000 2.400%,  6/15/2025 21,960
Syngenta Finance NV
89,000 5.182%,  4/24/2028
h
101,709
United States Steel Corporation
85,000 6.875%,  3/1/2029 90,950
Venator Finance SARL
70,000 5.750%,  7/15/2025
h
68,775
Westlake Chemical Corporation
45,000 3.600%,  8/15/2026 49,045
Xstrata Finance Canada, Ltd.
66,000 4.950%,  11/15/2021
h
67,080
Total 2,383,495
Capital Goods (0.9%)
AECOM
115,000 5.125%,  3/15/2027 128,268
Amsted Industries, Inc.
80,000 5.625%,  7/1/2027
h
84,300
Ardagh Packaging Finance plc
61,000 6.000%,  2/15/2025
h
62,921
75,000 5.250%,  8/15/2027
h
76,500
Boeing Company
79,000 4.875%,  5/1/2025 88,517
52,000 2.196%,  2/4/2026 52,497
67,000 3.250%,  3/1/2028 70,298
90,000 5.150%,  5/1/2030 106,574
Bombardier, Inc.
70,000 7.500%,  3/15/2025
h
71,984
20,000 7.125%,  6/15/2026
h
20,940
70,000 7.875%,  4/15/2027
h
72,625
Brand Industrial Services, Inc.
35,000 8.500%,  7/15/2025
h
35,586
BWAY Holding Company
70,000 7.250%,  4/15/2025
h
68,600
Carrier Global Corporation
67,000 2.722%,  2/15/2030 69,460
Caterpillar Financial Services
Corporation
35,000 1.450%,  5/15/2025 35,865
Chart Industries, Inc., Convertible
117,000 1.000%,  11/15/2024
h
296,083
CNH Industrial Capital, LLC
20,000 1.950%,  7/2/2023 20,502
Cornerstone Building Brands, Inc.
90,000 6.125%,  1/15/2029
h
96,525
Covanta Holding Corporation
70,000 6.000%,  1/1/2027 72,800
25,000 5.000%,  9/1/2030 26,250
CP Atlas Buyer, Inc.
60,000 7.000%,  12/1/2028
h
62,175

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.7%) Value
Capital Goods (0.9%) - continued
Crown Americas Capital
Corporation IV
$ 80,000 4.500%,  1/15/2023 $ 83,800
Crown Cork & Seal Company, Inc.
50,000 7.375%,  12/15/2026 61,250
General Electric Company
51,000
3.449%,  (LIBOR 3M +
3.330%), 9/15/2021
b,j
49,980
45,000 3.625%,  5/1/2030 50,179
GFL Environmental, Inc.
20,000 4.000%,  8/1/2028
h
19,757
65,000 3.500%,  9/1/2028
h
64,837
H&E Equipment Services, Inc.
70,000 3.875%,  12/15/2028
h
68,880
Honeywell International, Inc.
35,000 1.350%,  6/1/2025 35,645
Howmet Aerospace, Inc.
80,000 6.875%,  5/1/2025 93,118
Huntington Ingalls Industries, Inc.
67,000 4.200%,  5/1/2030 76,521
Jeld-Wen, Inc.
80,000 4.625%,  12/15/2025
h
81,501
John Deere Capital Corporation
48,000 2.050%,  1/9/2025 50,189
67,000 1.500%,  3/6/2028 66,594
KBR, Inc., Convertible
249,000 2.500%,  11/1/2023 390,432
Meritage Homes Corporation
67,000 3.875%,  4/15/2029
h
69,345
Meritor, Inc.
50,000 4.500%,  12/15/2028
h
50,688
NESCO Holdings II, Inc.
25,000 5.500%,  4/15/2029
h
26,094
Otis Worldwide Corporation
47,000 2.056%,  4/5/2025 48,830
Owens-Brockway Glass Container,
Inc.
60,000 5.875%,  8/15/2023
h
64,702
Parker-Hannifin Corporation
70,000 2.700%,  6/14/2024 73,753
Patrick Industries, Inc., Convertible
78,000 1.000%,  2/1/2023 84,143
Raytheon Technologies
Corporation
45,000 4.125%,  11/16/2028 51,775
Republic Services, Inc.
45,000 3.950%,  5/15/2028 51,191
Roper Technologies, Inc.
33,000 2.350%,  9/15/2024 34,609
35,000 1.000%,  9/15/2025 34,823
Siemens
Financieringsmaatschappij NV
67,000 1.700%,  3/11/2028
h
67,393
SRM Escrow Issuer, LLC
105,000 6.000%,  11/1/2028
h
111,300
Standard Industries, Inc.
90,000 4.375%,  7/15/2030
h
92,813
Sunpower Corporation,
Convertible
64,000 4.000%,  1/15/2023 90,323
Principal
Amount Long-Term Fixed Income (30.7%) Value
Capital Goods (0.9%) - continued
Textron, Inc.
$ 67,000 3.650%,  3/15/2027 $ 74,221
Titan Acquisition, Ltd.
30,000 7.750%,  4/15/2026
h
31,088
TransDigm, Inc.
50,000 6.250%,  3/15/2026
h
52,750
200,000 5.500%,  11/15/2027 208,500
20,000 4.625%,  1/15/2029
h
20,007
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 74,235
60,000 4.000%,  7/15/2030 61,800
United Technologies Corporation
68,000 3.950%,  8/16/2025 75,628
W.W. Grainger, Inc.
30,000 1.850%,  2/15/2025 31,058
Waste Pro USA, Inc.
35,000 5.500%,  2/15/2026
h
36,129
WESCO Distribution, Inc.
80,000 7.250%,  6/15/2028
h
89,108
Total 4,518,259
Collateralized Mortgage Obligations (2.4%)
Banc of America Alternative Loan
Trust
180,754
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 179,966
Banc of America Mortgage
Securities Trust
129,133
2.604%,  9/25/2035, Ser.
2005-H, Class 3A1
b
129,814
46,319
3.007%,  9/25/2035, Ser.
2005-H, Class 2A1
b
45,526
Bear Stearns Adjustable Rate
Mortgage Trust
56,426
1.917%,  1/25/2034, Ser.
2003-8, Class 5A
b
53,841
Bellemeade Re, Ltd.
298,692
1.692%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,h
298,884
34,117
3.492%,  (LIBOR 1M +
3.400%), 6/25/2030, Ser.
2020-1A, Class M1B
b,h
34,129
21,595
2.392%,  (LIBOR 1M +
2.300%), 8/26/2030, Ser.
2020-2A, Class M1A
b,h
21,604
Business Jet Securities, LLC
100,055
2.981%,  11/15/2035, Ser.
2020-1A, Class A
h
101,861
CHL Mortgage Pass-Through Trust
200,849
2.764%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
184,586
105,793
2.586%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
109,691
325,660
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 250,682
CIM Trust
187,811
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,h
198,103

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.7%) Value
Collateralized Mortgage Obligations (2.4%) -
continued
Citigroup Mortgage Loan Trust,
Inc.
$ 258,760
2.880%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
$ 258,566
Countrywide Alternative Loan Trust
252,349
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 128,459
Countrywide Home Loan
Mortgage Pass Through Trust
111,147
2.605%,  11/25/2035, Ser.
2005-22, Class 2A1
b
105,846
Credit Suisse First Boston
Mortgage Securities Corporation
83,836
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 84,524
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
186,595
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 187,960
118,963
2.028%,  8/25/2035, Ser.
2005-AR1, Class 2A3
b
117,879
Eagle Re, Ltd.
300,782
1.892%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,h
301,775
Federal Home Loan Mortgage
Corporation
610,566
3.500%,  8/15/2035, Ser.
345, Class C8
k
68,349
Federal Home Loan Mortgage
Corporation - REMIC
523,009
3.000%,  5/15/2027, Ser.
4046, Class GI
k
26,811
537,538
3.500%,  10/15/2032, Ser.
4119, Class KI
k
63,059
676,536
3.000%,  4/15/2033, Ser.
4203, Class DI
k
49,018
Federal National Mortgage
Association - REMIC
662,435
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
34,179
552,941
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
25,543
1,075,081
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
47,984
1,307,067
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
81,416
803,812
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
39,828
403,058
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
20,237
1,055,453
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
53,156
460,045
3.000%,  2/25/2028, Ser.
2013-2, Class GI
k
26,278
1,531,915
3.000%,  3/25/2028, Ser.
2013-18, Class IL
k
76,549
426,897
2.500%,  6/25/2028, Ser.
2013-87, Class IW
k
22,896
650,484
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
31,680
471,760
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
46,497
Principal
Amount Long-Term Fixed Income (30.7%) Value
Collateralized Mortgage Obligations (2.4%) -
continued
$ 2,950,619
1.500%,  2/25/2036, Ser.
2021-1, Class IY
k
$ 190,638
1,629,223
1.500%,  2/25/2036, Ser.
2021-3, Class UI
k
88,631
Genworth Mortgage Insurance
Corporation
73,867
1.992%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,h
73,868
200,000
2.142%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,h
200,815
GMAC Mortgage Corporation
Loan Trust
86,856
3.095%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
84,437
21,192
0.592%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,l
29,499
GMACM Mortgage Loan Trust
30,088
3.630%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
30,383
GSAA Home Equity Trust
76,740
4.551%,  8/25/2034, Ser.
2004-10, Class M2 79,443
IndyMac INDA Mortgage Loan
Trust
599,278
3.051%,  8/25/2036, Ser.
2006-AR1, Class A1
b
566,551
IndyMac INDX Mortgage Loan
Trust
416,277
0.512%,  (LIBOR 1M +
0.420%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
393,977
J.P. Morgan Alternative Loan Trust
327,563
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 262,865
Legacy Mortgage Asset Trust
255,688
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
h,i
257,344
Master Asset Securitization Trust
403,972
0.592%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
82,648
Merrill Lynch Mortgage Investors
Trust
259,358
2.975%,  6/25/2035, Ser.
2005-A5, Class M1
b
159,749
Palmer Square Loan Funding, Ltd.
350,000
1.878%,  (LIBOR 3M +
1.750%), 7/20/2029, Ser.
2021-3A, Class B
b,d,h
350,000
Preston Ridge Partners Mortgage
Trust, LLC
329,654
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,h
331,407
193,914
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,h
195,003
Pretium Mortgage Credit Partners,
LLC
250,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
e,h,i
250,000

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.7%) Value
Collateralized Mortgage Obligations (2.4%) -
continued
Radnor RE, Ltd.
$ 525,000
2.792%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,h
$ 530,303
RCO Mortgage, LLC
170,350
3.475%,  11/25/2024, Ser.
2019-2, Class A1
h,i
170,740
Residential Accredit Loans, Inc.
Trust
134,670
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 132,883
133,011
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 132,799
114,347
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 111,408
Residential Asset Securitization
Trust
135,952
2.095%,  1/25/2034, Ser.
2004-IP1, Class A1
b
138,999
245,391
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 253,774
Residential Funding Mortgage
Security I Trust
201,190
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 193,904
Silver Hill Trust
170,223
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,h
174,313
Stanwich Mortgage Loan Trust
126,473
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
h,i
126,759
Starwood Mortgage Residential
Trust
250,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,h
258,081
Structured Adjustable Rate
Mortgage Loan Trust
76,489
3.087%,  7/25/2035, Ser.
2005-15, Class 4A1
b
71,204
147,439
3.176%,  9/25/2035, Ser.
2005-18, Class 1A1
b
119,325
Structured Asset Mortgage
Investments, Inc.
281,951
0.712%,  (LIBOR 1M +
0.620%), 12/25/2035, Ser.
2005-AR4, Class A1
b
271,901
Toorak Mortgage Corporation
300,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
h,i
301,573
Vericrest Opportunity Loan
Transferee
200,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
h,i
199,065
250,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
249,403
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
199,890
250,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
h,i
249,798
350,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
h,i
349,511
Principal
Amount Long-Term Fixed Income (30.7%) Value
Collateralized Mortgage Obligations (2.4%) -
continued
Wachovia Asset Securitization, Inc.
$ 183,571
0.232%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,h,l
$ 171,184
WaMu Mortgage Pass Through
Certificates
221,378
0.987%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
208,031
Wells Fargo Home Equity Trust
194,767
0.592%,  (LIBOR 1M +
0.750%), 4/25/2034, Ser.
2004-1, Class M1
b
189,892
Total 11,939,174
Commercial Mortgage-Backed Securities (0.1%)
BFLD Trust
225,000
1.773%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
226,693
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,499,811
2.080%,  1/25/2031, Ser.
KLU3, Class X1
b,k,l
209,467
Total 436,160
Communications Services (1.3%)
Altice France SA
30,000 8.125%,  2/1/2027
h
32,685
75,000 5.125%,  7/15/2029
h
75,367
AMC Networks, Inc.
80,000 4.250%,  2/15/2029 80,700
American Tower Corporation
50,000 3.375%,  5/15/2024 53,476
90,000 4.400%,  2/15/2026 101,617
67,000 3.800%,  8/15/2029 74,653
AT&T, Inc.
92,000 4.450%,  4/1/2024 100,459
90,000 1.700%,  3/25/2026 90,951
67,000 4.300%,  2/15/2030 77,440
Cable One, Inc., Convertible
58,000 1.125%,  3/15/2028
h
58,987
CCO Holdings, LLC
125,000 5.500%,  5/1/2026
h
129,237
75,000 5.125%,  5/1/2027
h
78,667
CCOH Safari, LLC
117,000 5.750%,  2/15/2026
h
120,927
Cengage Learning, Inc.
100,000 9.500%,  6/15/2024
h
102,375
Charter Communications
Operating, LLC
50,000 4.500%,  2/1/2024 54,458
68,000 4.908%,  7/23/2025 77,038
67,000 5.050%,  3/30/2029 79,140
Clear Channel Worldwide
Holdings, Inc.
85,000 7.750%,  4/15/2028
h
89,039

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.7%) Value
Communications Services (1.3%) - continued
Comcast Corporation
$ 39,000 3.700%,  4/15/2024 $ 42,290
39,000 3.950%,  10/15/2025 43,699
54,000 2.350%,  1/15/2027 56,640
112,000 3.400%,  4/1/2030 123,631
Consolidated Communications,
Inc.
40,000 5.000%,  10/1/2028
h
40,550
Crown Castle International
Corporation
45,000 3.800%,  2/15/2028 49,999
CSC Holdings, LLC
130,000 5.375%,  2/1/2028
h
137,533
50,000 4.125%,  12/1/2030
h
49,687
Cumulus Media New Holdings,
Inc.
60,000 6.750%,  7/1/2026
h
62,775
Deutsche Telekom International
Finance BV
34,000 2.485%,  9/19/2023
h
35,355
Discovery Communications, LLC
45,000 2.950%,  3/20/2023 46,823
DISH DBS Corporation
60,000 7.375%,  7/1/2028 64,568
Entercom Media Corporation
60,000 6.500%,  5/1/2027
h
62,400
Fox Corporation
76,000 4.030%,  1/25/2024 82,332
45,000 4.709%,  1/25/2029 52,833
Front Range BidCo, Inc.
100,000 4.000%,  3/1/2027
h
99,312
60,000 6.125%,  3/1/2028
h
61,275
Frontier Communications
Corporation
60,000 5.875%,  10/15/2027
h
64,275
GCI, LLC
70,000 4.750%,  10/15/2028
h
71,645
Hughes Satellite Systems
Corporation
40,000 6.625%,  8/1/2026 44,850
iHeartCommunications, Inc.
70,000 4.750%,  1/15/2028
h
72,012
LCPR Senior Secured Financing
DAC
60,000 6.750%,  10/15/2027
h
64,662
Level 3 Financing, Inc.
90,000 4.625%,  9/15/2027
h
93,413
150,000 4.250%,  7/1/2028
h
152,214
Liberty Interactive, LLC,
Convertible
118,000 3.500%,  1/15/2031 135,181
Ligado Networks, LLC
37,833
0.000%,PIK 15.500%,
11/1/2023
h,m
37,282
Netflix, Inc.
34,000 5.875%,  2/15/2025 39,290
175,000 4.875%,  4/15/2028 203,437
Nexstar Escrow Corporation
100,000 5.625%,  7/15/2027
h
106,000
NTT Finance Corporation
54,000 1.162%,  4/3/2026
h
53,876
Principal
Amount Long-Term Fixed Income (30.7%) Value
Communications Services (1.3%) - continued
Omnicom Group, Inc.
$ 67,000 4.200%,  6/1/2030 $ 77,348
Radiate Holdco, LLC
40,000 6.500%,  9/15/2028
h
42,026
Scripps Escrow II, Inc.
35,000 5.375%,  1/15/2031
h
34,889
Scripps Escrow, Inc.
45,000 5.875%,  7/15/2027
h
46,591
SFR Group SA
70,000 7.375%,  5/1/2026
h
72,795
Sinclair Television Group, Inc.
100,000 5.500%,  3/1/2030
h
101,959
Sirius XM Radio, Inc.
60,000 5.000%,  8/1/2027
h
62,865
50,000 4.000%,  7/15/2028
h
51,500
35,000 4.125%,  7/1/2030
h
35,311
Sprint Capital Corporation
90,000 6.875%,  11/15/2028 115,425
75,000 8.750%,  3/15/2032 114,000
Sprint Corporation
230,000 7.625%,  2/15/2025 273,270
Terrier Media Buyer, Inc.
50,000 8.875%,  12/15/2027
h
54,062
T-Mobile USA, Inc.
52,000 3.500%,  4/15/2025 56,360
68,000 3.750%,  4/15/2027 75,140
89,000 3.875%,  4/15/2030 99,486
30,000 2.875%,  2/15/2031 29,775
United States Cellular Corporation
60,000 6.700%,  12/15/2033 73,500
Uniti Group, LP
25,000 4.750%,  4/15/2028
h
24,938
35,000 6.500%,  2/15/2029
h
35,088
Univision Communications, Inc.
120,000 6.625%,  6/1/2027
h
130,026
VeriSign, Inc.
60,000 4.750%,  7/15/2027 63,675
Verizon Communications, Inc.
44,000 0.750%,  3/22/2024 44,189
81,000
1.256%,  (LIBOR 3M +
1.100%), 5/15/2025
b
83,538
138,000 0.850%,  11/20/2025 136,489
90,000 2.100%,  3/22/2028 91,882
67,000 3.150%,  3/22/2030 72,345
44,000 2.550%,  3/21/2031 44,974
Viacom, Inc.
44,000 5.875%,  2/28/2057
b
44,779
Viasat, Inc.
100,000 5.625%,  9/15/2025
h
101,900
Vodafone Group plc
62,000 7.000%,  4/4/2079
b
75,127
VTR Finance NV
50,000 6.375%,  7/15/2028
h
53,000
Walt Disney Company
90,000 1.750%,  1/13/2026 92,540
45,000 3.800%,  3/22/2030 51,388
Ziggo BV
110,000 5.500%,  1/15/2027
h
114,290

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.7%) Value
Communications Services (1.3%) - continued
$ 35,000 4.875%,  1/15/2030
h
$ 35,875
Total 6,439,400
Consumer Cyclical (1.9%)
1011778 B.C., ULC
110,000 4.375%,  1/15/2028
h
111,513
Allied Universal Holdco, LLC
35,000 6.625%,  7/15/2026
h
37,108
100,000 4.625%,  6/1/2028
h
100,078
35,000 6.000%,  6/1/2029
h
35,483
Allison Transmission, Inc
100,000 3.750%,  1/30/2031
h
98,287
Amazon.com, Inc.
90,000 1.650%,  5/12/2028 90,768
45,000 1.500%,  6/3/2030 43,988
American Axle & Manufacturing,
Inc.
110,000 6.500%,  4/1/2027
g
116,600
American Honda Finance
Corporation
35,000 1.200%,  7/8/2025 35,244
Best Buy Company, Inc.
45,000 1.950%,  10/1/2030 43,647
Bloomin' Brands, Inc., Convertible
66,000 5.000%,  5/1/2025 160,009
BMW Finance NV
34,000 2.250%,  8/12/2022
h
34,723
Booking Holdings, Inc.,
Convertible
40,000 0.900%,  9/15/2021 43,440
Boyd Gaming Corporation
65,000 4.750%,  6/15/2031
h
67,437
Boyne USA, Inc.
50,000 4.750%,  5/15/2029
h
51,586
Brookfield Residential Properties,
Inc.
75,000 6.250%,  9/15/2027
h
79,219
75,000 5.000%,  6/15/2029
h
75,562
Burlington Stores, Inc., Convertible
298,000 2.250%,  4/15/2025 473,447
Caesars Entertainment, Inc.
25,000 8.125%,  7/1/2027
h
27,805
Carnival Corporation
70,000 11.500%,  4/1/2023
h
78,778
20,000 7.625%,  3/1/2026
h
21,725
105,000 5.750%,  3/1/2027
h
109,987
Cedar Fair, LP
90,000 5.250%,  7/15/2029 92,700
Churchill Downs, Inc.
45,000 4.750%,  1/15/2028
h
46,562
Cinemark USA, Inc.
80,000 5.875%,  3/15/2026
h
83,716
Clarios Global, LP
35,000 8.500%,  5/15/2027
h
38,157
Colt Merger Sub, Inc.
150,000 6.250%,  7/1/2025
h
159,000
D.R. Horton, Inc.
16,000 2.600%,  10/15/2025 16,860
Daimler Finance North America,
LLC
68,000 1.450%,  3/2/2026
h
68,304
Principal
Amount Long-Term Fixed Income (30.7%) Value
Consumer Cyclical (1.9%) - continued
Dana, Inc.
$ 75,000 5.625%,  6/15/2028 $ 81,165
Darden Restaurants, Inc.
90,000 3.850%,  5/1/2027 99,989
Dick's Sporting Goods Inc.,
Convertible
114,000 3.250%,  4/15/2025 337,369
Empire Communities Corporation
70,000 7.000%,  12/15/2025
h
73,500
Expedia Group, Inc.
67,000 4.625%,  8/1/2027 75,720
67,000 3.250%,  2/15/2030 69,985
Expedia Group, Inc., Convertible
96,000 Zero Coupon,  2/15/2026
g,h
103,680
Ford Motor Company
40,000 9.000%,  4/22/2025 49,315
20,000 9.625%,  4/22/2030 28,700
75,000 7.450%,  7/16/2031 98,625
Ford Motor Company, Convertible
357,000 Zero Coupon,  3/15/2026
h
394,708
Ford Motor Credit Company, LLC
240,000 4.063%,  11/1/2024 255,276
190,000 4.134%,  8/4/2025 203,061
Forestar Group, Inc.
45,000 3.850%,  5/15/2026
h
45,407
General Motors Company
46,000 5.400%,  10/2/2023 50,661
31,000 6.125%,  10/1/2025 36,698
67,000 6.800%,  10/1/2027 84,391
General Motors Financial
Company, Inc.
43,000 3.150%,  6/30/2022 44,030
68,000 3.950%,  4/13/2024 73,155
48,000 2.900%,  2/26/2025 50,810
35,000 2.750%,  6/20/2025 36,851
45,000 2.700%,  6/10/2031 45,162
Goodyear Tire & Rubber Company
45,000 5.000%,  7/15/2029
h
47,115
35,000 5.250%,  7/15/2031
h
36,575
Hanesbrands, Inc.
100,000 4.875%,  5/15/2026
h
108,000
Harley-Davidson Financial
Services, Inc.
52,000 4.050%,  2/4/2022
h
53,092
Herc Holdings, Inc.
60,000 5.500%,  7/15/2027
h
63,253
Hilton Domestic Operating
Company, Inc.
120,000 4.875%,  1/15/2030 128,100
Hilton Grand Vacations Borrower
Escrow, LLC
90,000 5.000%,  6/1/2029
h
92,025
Hyundai Capital America
35,000 1.800%,  10/15/2025
h
35,512
67,000 3.000%,  2/10/2027
h
70,980
International Game Technology plc
85,000 5.250%,  1/15/2029
h
91,163
KB Home
60,000 4.800%,  11/15/2029 65,008
Kohl's Corporation
67,000 3.375%,  5/1/2031 69,363

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.7%) Value
Consumer Cyclical (1.9%) - continued
L Brands, Inc.
$ 110,000 6.625%,  10/1/2030
h
$ 127,325
20,000 6.875%,  11/1/2035 25,325
Landry's, Inc.
80,000 6.750%,  10/15/2024
h
80,818
Lennar Corporation
20,000 4.125%,  1/15/2022 20,200
48,000 4.875%,  12/15/2023 52,248
14,000 5.875%,  11/15/2024 15,911
34,000 4.750%,  5/30/2025 38,123
Live Nation Entertainment, Inc.
50,000 3.750%,  1/15/2028
h
50,221
Lowe's Companies, Inc.
68,000 4.000%,  4/15/2025 75,239
89,000 4.500%,  4/15/2030 105,281
Magic MergerCo, Inc.
65,000 5.250%,  5/1/2028
h
66,685
Marriott International, Inc.
69,000 3.750%,  10/1/2025 74,336
67,000 4.625%,  6/15/2030 77,164
Mattamy Group Corporation
100,000 5.250%,  12/15/2027
h
104,500
McDonald's Corporation
134,000 3.800%,  4/1/2028 151,615
MGM Resorts International
122,000 5.750%,  6/15/2025 134,536
Netflix, Inc
45,000 5.875%,  11/15/2028 55,234
Nissan Motor Company, Ltd.
54,000 3.043%,  9/15/2023
h
56,320
O'Reilly Automotive, Inc.
67,000 3.900%,  6/1/2029 75,652
Penn National Gaming, Inc.
70,000 4.125%,  7/1/2029
d,h
69,913
PetSmart, Inc.
60,000 4.750%,  2/15/2028
h
62,325
50,000 7.750%,  2/15/2029
h
55,125
Prime Security Services Borrower,
LLC
165,000 5.750%,  4/15/2026
h
182,271
Procter & Gamble Company
45,000 1.200%,  10/29/2030 42,913
Real Hero Merger Sub 2, Inc.
50,000 6.250%,  2/1/2029
h
51,860
Realogy Group, LLC
90,000 5.750%,  1/15/2029
h
94,085
Rite Aid Corporation
80,000 7.500%,  7/1/2025
h
81,000
Ross Stores, Inc.
45,000 1.875%,  4/15/2031 43,571
Royal Caribbean Cruises, Ltd.
100,000 9.125%,  6/15/2023
h
109,750
115,000 4.250%,  7/1/2026
h
114,856
35,000 5.500%,  4/1/2028
h
36,656
Scientific Games International, Inc.
100,000 5.000%,  10/15/2025
h
103,250
80,000 7.250%,  11/15/2029
h
90,240
SeaWorld Parks and
Entertainment, Inc.
50,000 9.500%,  8/1/2025
h
53,625
Principal
Amount Long-Term Fixed Income (30.7%) Value
Consumer Cyclical (1.9%) - continued
Six Flags Entertainment
Corporation
$ 45,000 5.500%,  4/15/2027
h
$ 46,410
Six Flags Theme Parks, Inc.
50,000 7.000%,  7/1/2025
h
53,885
Staples, Inc.
105,000 7.500%,  4/15/2026
h
108,752
Target Corporation
45,000 2.350%,  2/15/2030 47,002
Tenneco, Inc.
85,000 5.000%,  7/15/2026
g
84,550
Toll Brothers Finance Corporation
68,000 5.875%,  2/15/2022 69,367
67,000 4.350%,  2/15/2028 73,533
Toyota Motor Credit Corporation
67,000 1.900%,  4/6/2028 68,265
Uber Technologies, Inc.
50,000 6.250%,  1/15/2028
h
53,811
Vista Outdoor, Inc.
80,000 4.500%,  3/15/2029
h
81,400
Volkswagen Group of America
Finance, LLC
62,000 4.250%,  11/13/2023
h
67,007
17,000 3.350%,  5/13/2025
h
18,345
Wyndham Destinations, Inc.
60,000 6.625%,  7/31/2026
h
67,980
Wyndham Hotels & Resorts, Inc.
35,000 4.375%,  8/15/2028
h
36,337
Yum! Brands, Inc.
90,000 4.750%,  1/15/2030
h
97,426
ZF North America Capital, Inc.
50,000 4.750%,  4/29/2025
h
54,000
Total 9,246,420
Consumer Non-Cyclical (1.8%)
Abbott Laboratories
90,000 3.875%,  9/15/2025 100,415
AbbVie, Inc.
44,000 2.900%,  11/6/2022 45,463
68,000 2.300%,  11/21/2022 69,797
35,000 2.800%,  3/15/2023 36,160
141,000 3.600%,  5/14/2025 153,859
90,000 3.200%,  11/21/2029 97,744
Agilent Technologies, Inc
45,000 2.300%,  3/12/2031 44,997
Albertson's Companies, Inc.
140,000 3.500%,  3/15/2029
h
138,425
50,000 4.875%,  2/15/2030
h
53,325
Altria Group, Inc.
55,000 4.400%,  2/14/2026 62,229
45,000 4.800%,  2/14/2029 52,172
Amgen, Inc.
67,000 2.450%,  2/21/2030 69,064
Anheuser-Busch Companies, LLC
35,000 3.650%,  2/1/2026 38,646
Anheuser-Busch InBev Worldwide,
Inc.
90,000 4.750%,  1/23/2029 107,214
Anthem, Inc.
79,000 2.375%,  1/15/2025 82,730

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.7%) Value
Consumer Non-Cyclical (1.8%) - continued
$ 67,000 2.550%,  3/15/2031 $ 69,046
Astrazeneca Finance, LLC
90,000 1.750%,  5/28/2028 89,913
AstraZeneca plc
90,000 0.700%,  4/8/2026 87,627
BAT Capital Corporation
56,000 3.222%,  8/15/2024 59,481
BAT International Finance plc
35,000 1.668%,  3/25/2026 34,980
Bausch Health Companies, Inc.
110,000 5.000%,  2/15/2029
h
102,575
Becton, Dickinson and Company
67,000 2.823%,  5/20/2030 70,174
Boston Scientific Corporation
70,000 3.450%,  3/1/2024 74,732
Bristol-Myers Squibb Company
90,000 3.200%,  6/15/2026 98,794
68,000 3.900%,  2/20/2028 77,760
Bunge, Ltd. Finance Corporation
89,000 2.750%,  5/14/2031 89,976
Cargill, Inc.
35,000 1.375%,  7/23/2023
h
35,649
Centene Corporation
48,000 5.375%,  8/15/2026
h
50,160
85,000 4.250%,  12/15/2027 89,569
20,000 4.625%,  12/15/2029 21,995
249,000 3.000%,  10/15/2030 255,793
Central Garden & Pet Company
80,000 4.125%,  10/15/2030 81,700
Cigna Corporation
75,000 4.125%,  11/15/2025 84,048
Community Health Systems, Inc.
35,000 5.625%,  3/15/2027
h
37,363
50,000 6.000%,  1/15/2029
h
53,500
90,000 6.875%,  4/15/2029
h
94,182
Conagra Brands, Inc.
37,000 4.300%,  5/1/2024 40,582
Constellation Brands, Inc.
90,000 3.150%,  8/1/2029 96,516
CVS Health Corporation
44,000 2.750%,  12/1/2022 45,213
70,000 4.100%,  3/25/2025 77,612
90,000 4.300%,  3/25/2028 103,402
45,000 3.750%,  4/1/2030 50,358
DaVita, Inc.
120,000 4.625%,  6/1/2030
h
123,386
Diageo Capital plc
42,000 1.375%,  9/29/2025 42,689
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
h
53,000
Encompass Health Corporation
110,000 4.500%,  2/1/2028 114,122
Endo Finance, LLC
50,000 9.500%,  7/31/2027
h
51,000
Energizer Holdings, Inc.
85,000 4.375%,  3/31/2029
h
85,088
Estee Lauder Companies, Inc.
45,000 1.950%,  3/15/2031 45,023
General Mills, Inc.
45,000 4.200%,  4/17/2028 51,875
Principal
Amount Long-Term Fixed Income (30.7%) Value
Consumer Non-Cyclical (1.8%) - continued
Gilead Sciences, Inc.
$ 67,000 2.950%,  3/1/2027 $ 72,198
H. J. Heinz Company
30,000 5.200%,  7/15/2045 37,243
HCA, Inc.
245,000 5.375%,  2/1/2025 276,360
112,000 5.250%,  6/15/2026 129,647
HLF Financing Sarl, LLC
95,000 4.875%,  6/1/2029
h
95,713
Illumina, Inc.
80,000 9.000%,  7/1/2028
h
89,202
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
h
35,789
Ionis Pharmaceuticals, Inc.,
Convertible
63,000 0.125%,  12/15/2024 58,550
Jazz Investments I, Ltd.,
Convertible
232,000 2.000%,  6/15/2026 308,560
JBS USA Food Company
10,000 5.750%,  1/15/2028
h
10,697
JBS USA, LLC
25,000 6.500%,  4/15/2029
h
28,094
110,000 5.500%,  1/15/2030
h
123,022
Keurig Dr Pepper, Inc.
90,000 2.250%,  3/15/2031 90,731
Kraft Foods Group, Inc.
120,000 5.000%,  6/4/2042 146,532
Kraft Heinz Foods Company
67,000 3.875%,  5/15/2027 73,618
120,000 4.625%,  1/30/2029 139,667
140,000 3.750%,  4/1/2030 153,611
50,000 4.250%,  3/1/2031 56,799
Kroger Company
45,000 4.500%,  1/15/2029 53,010
Mattel, Inc.
95,000 3.375%,  4/1/2026
h
98,563
McKesson Corporation
35,000 0.900%,  12/3/2025 34,486
45,000 3.950%,  2/16/2028 51,009
Medtronic, Inc.
10,000 3.500%,  3/15/2025 10,979
Molina Healthcare, Inc.
90,000 4.375%,  6/15/2028
h
93,825
MPH Acquisition Holdings, LLC
60,000 5.750%,  11/1/2028
h
60,295
Mylan, Inc.
34,000 4.200%,  11/29/2023 36,466
Novartis Capital Corporation
30,000 1.750%,  2/14/2025 30,911
117,000 3.000%,  11/20/2025 126,892
Ortho-Clinical Diagnostics, Inc.
50,000 7.250%,  2/1/2028
h
54,613
Par Pharmaceutical, Inc.
110,000 7.500%,  4/1/2027
h
112,456
PepsiCo, Inc.
67,000 1.625%,  5/1/2030 65,862
Philip Morris International, Inc.
97,000 1.500%,  5/1/2025 98,883

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.7%) Value
Consumer Non-Cyclical (1.8%) - continued
Pilgrim's Pride Corporation
$ 50,000 5.875%,  9/30/2027
h
$ 53,250
QBE Insurance Group, Ltd.
84,000 5.875%,  5/12/2025
b,h,j
91,686
Royalty Pharma plc
105,000 1.200%,  9/2/2025
h
104,044
Scotts Miracle-Gro Company
100,000 4.500%,  10/15/2029 103,773
SEG Holding, LLC
100,000 5.625%,  10/15/2028
h
104,970
Simmons Foods, Inc.
85,000 4.625%,  3/1/2029
h
85,739
Spectrum Brands, Inc.
50,000 5.000%,  10/1/2029
h
53,000
40,000 5.500%,  7/15/2030
h
43,100
Stryker Corporation
45,000 3.650%,  3/7/2028 50,619
Syneos Health, Inc.
80,000 3.625%,  1/15/2029
h
79,200
Sysco Corporation
65,000 5.650%,  4/1/2025 75,300
45,000 5.950%,  4/1/2030 57,715
Teleflex, Inc.
120,000 4.625%,  11/15/2027 127,823
Tenet Healthcare Corporation
60,000 4.625%,  7/15/2024 60,882
170,000 5.125%,  11/1/2027
h
178,288
35,000 6.125%,  10/1/2028
h
37,297
Teva Pharmaceutical Finance
Netherlands III BV
17,000 2.200%,  7/21/2021 16,993
55,000 2.800%,  7/21/2023 54,807
Thermo Fisher Scientific, Inc.
31,000 4.133%,  3/25/2025 34,370
45,000 4.497%,  3/25/2030 53,582
United Natural Foods, Inc.
70,000 6.750%,  10/15/2028
h
75,331
UnitedHealth Group, Inc.
112,000 3.850%,  6/15/2028 128,705
Upjohn, Inc.
35,000 1.650%,  6/22/2025
h
35,401
VRX Escrow Corporation
242,000 6.125%,  4/15/2025
h
248,050
Whirlpool Corporation
45,000 2.400%,  5/15/2031 45,369
Winnebago Industries, Inc.,
Convertible
139,000 1.500%,  4/1/2025 178,181
Zoetis, Inc.
52,000 3.250%,  2/1/2023 54,004
68,000 3.900%,  8/20/2028 77,313
Total 8,954,198
Energy (1.6%)
Antero Midstream Partners, LP
40,000 5.750%,  3/1/2027
h
41,600
Antero Resources Corporation
80,000 5.375%,  3/1/2030
h
81,650
Apache Corporation
35,000 4.875%,  11/15/2027 37,905
Principal
Amount Long-Term Fixed Income (30.7%) Value
Energy (1.6%) - continued
$ 70,000 4.375%,  10/15/2028 $ 74,515
25,000 5.100%,  9/1/2040 26,187
Archrock Partners, LP
70,000 6.250%,  4/1/2028
h
73,074
BP Capital Markets America, Inc.
58,000 2.520%,  9/19/2022 59,410
107,000 4.234%,  11/6/2028 124,077
BP Capital Markets plc
84,000 4.875%,  3/22/2030
b,j
92,232
Buckeye Partners, LP
80,000 4.125%,  3/1/2025
h
82,900
40,000 3.950%,  12/1/2026 40,700
Canadian Natural Resources, Ltd.
113,000 2.050%,  7/15/2025 116,100
Cenovus Energy, Inc.
124,000 5.375%,  7/15/2025 141,860
Centennial Resource Production,
LLC
70,000 6.875%,  4/1/2027
g,h
71,583
Cheniere Corpus Christi Holdings,
LLC
92,000 5.875%,  3/31/2025 105,438
Cheniere Energy Partners, LP
165,000 5.625%,  10/1/2026 171,187
65,000 4.500%,  10/1/2029 69,875
Cheniere Energy, Inc., Convertible
34,000 4.250%,  3/15/2045 28,635
Chevron Corporation
34,000 1.554%,  5/11/2025 34,840
Chevron USA, Inc.
55,000 3.900%,  11/15/2024 60,338
Cimarex Energy Company
90,000 4.375%,  6/1/2024 97,959
CNX Resources Corporation
45,000 6.000%,  1/15/2029
h
48,655
Comstock Resources, Inc.
55,000 5.875%,  1/15/2030
h
56,100
Continental Resources, Inc.
11,000 4.500%,  4/15/2023 11,446
107,000 4.375%,  1/15/2028 118,369
50,000 5.750%,  1/15/2031
h
59,875
Devon Energy Corporation
35,000 5.250%,  9/15/2024
h
38,986
89,000 4.500%,  1/15/2030
h
97,846
Diamondback Energy, Inc.
34,000 2.875%,  12/1/2024 35,911
22,000 3.125%,  3/24/2031 22,800
DT Midstream, Inc.
70,000 4.125%,  6/15/2029
h
71,073
25,000 4.375%,  6/15/2031
h
25,545
Enagas SA
105,000 5.500%,  1/15/2028
h
106,837
Enbridge, Inc.
45,000 3.700%,  7/15/2027 49,633
267,000 6.250%,  3/1/2078
b
291,441
Encana Corporation
40,000 6.625%,  8/15/2037 53,371
Endeavor Energy Resources, LP
60,000 5.750%,  1/30/2028
h
63,975

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.7%) Value
Energy (1.6%) - continued
Energean Israel Finance, Ltd.
$ 70,000 4.500%,  3/30/2024
h
$ 71,487
Energy Transfer Operating, LP
41,000 4.200%,  9/15/2023 43,854
126,000 5.875%,  1/15/2024 139,621
67,000 3.750%,  5/15/2030 72,781
Energy Transfer, LP
80,000 6.625%,  2/15/2028
b,j
78,300
EnLink Midstream Partners, LP
70,000 4.850%,  7/15/2026 72,450
45,000 5.600%,  4/1/2044 40,725
Enterprise Products Operating,
LLC
45,000 4.150%,  10/16/2028 51,721
EOG Resources, Inc.
65,000 2.625%,  3/15/2023 67,094
EQM Midstream Partners, LP
100,000 6.500%,  7/1/2027
h
111,500
EQT Corporation
25,000 3.125%,  5/15/2026
h
25,618
95,000 3.900%,  10/1/2027 101,769
EQT Corporation, Convertible
151,000 1.750%,  5/1/2026 251,506
Equinor ASA
31,000 2.875%,  4/6/2025 33,128
Exxon Mobil Corporation
90,000 2.992%,  3/19/2025 96,533
Genesis Energy, LP
40,000 6.500%,  10/1/2025 40,400
25,000 8.000%,  1/15/2027 26,266
Halliburton Company
45,000 2.920%,  3/1/2030 46,762
Harvest Midstream, LP
80,000 7.500%,  9/1/2028
h
86,880
Hess Corporation
28,000 3.500%,  7/15/2024 29,706
Hess Midstream Operations, LP
60,000 5.625%,  2/15/2026
h
62,580
Hilcorp Energy I, LP
70,000 5.750%,  2/1/2029
h
72,975
Indigo Natural Resources, LLC
45,000 5.375%,  2/1/2029
h
47,025
ITT Holdings, LLC
65,000 6.500%,  8/1/2029
d,h
66,219
Kinder Morgan Energy Partners,
LP
68,000 3.450%,  2/15/2023 70,750
Marathon Oil Corporation
45,000 4.400%,  7/15/2027 50,968
Marathon Petroleum Corporation
125,000 4.700%,  5/1/2025 140,973
MPLX, LP
113,000 1.750%,  3/1/2026 114,218
Murphy Oil Corporation
50,000 5.875%,  12/1/2027 52,185
25,000 6.375%,  7/15/2028 26,359
Nabors Industries, Ltd.
85,000 7.250%,  1/15/2026
h
83,300
National Fuel Gas Company
90,000 5.500%,  1/15/2026 104,132
Principal
Amount Long-Term Fixed Income (30.7%) Value
Energy (1.6%) - continued
Newfield Exploration Company
$ 128,000 5.625%,  7/1/2024 $ 142,518
44,000 5.375%,  1/1/2026 49,586
NGL Energy Operating, LLC
50,000 7.500%,  2/1/2026
h
52,500
NGL Energy Partners, LP
50,000 7.500%,  11/1/2023 49,250
NuStar Logistics, LP
90,000 5.750%,  10/1/2025 97,875
Oasis Petroleum, Inc.
55,000 6.375%,  6/1/2026
h
57,350
Occidental Petroleum Corporation
60,000 3.450%,  7/15/2024 61,200
140,000 2.900%,  8/15/2024 143,150
60,000 3.400%,  4/15/2026 61,350
25,000 8.500%,  7/15/2027 31,480
80,000 3.500%,  8/15/2029 80,288
50,000 6.450%,  9/15/2036 59,780
120,000 4.400%,  4/15/2046 115,260
ONEOK, Inc.
68,000 2.200%,  9/15/2025 69,883
Ovintiv, Inc.
30,000 7.375%,  11/1/2031 39,831
PBF Holding Company, LLC
70,000 9.250%,  5/15/2025
h
70,517
PDC Energy, Inc., Convertible
9,000 1.125%,  9/15/2021 8,921
Pioneer Natural Resources
Company
68,000 1.900%,  8/15/2030 65,514
Pioneer Natural Resources
Company, Convertible
94,000 0.250%,  5/15/2025 149,977
Plains All American Pipeline, LP
111,000 4.650%,  10/15/2025 124,185
Precision Drilling Corporation
60,000 6.875%,  1/15/2029
h
61,800
Range Resources Corporation
40,000 9.250%,  2/1/2026 44,100
40,000 8.250%,  1/15/2029
h
45,100
Sabine Pass Liquefaction, LLC
67,000 4.200%,  3/15/2028 75,665
Schlumberger Finance Canada,
Ltd.
35,000 1.400%,  9/17/2025 35,385
Schlumberger Holdings
Corporation
29,000 4.300%,  5/1/2029
h
33,128
Shell International Finance BV
31,000 2.375%,  4/6/2025 32,590
SM Energy Company
35,000 6.500%,  7/15/2028 35,962
Suncor Energy, Inc.
34,000 3.100%,  5/15/2025 36,328
Sunoco, LP
90,000 5.875%,  3/15/2028 95,625
Targa Resources Partners, LP
40,000 5.375%,  2/1/2027 41,650
20,000 5.000%,  1/15/2028 21,100
Teine Energy, Ltd.
70,000 6.875%,  4/15/2029
h
71,837

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.7%) Value
Energy (1.6%) - continued
Transocean Guardian, Ltd.
$ 50,751 5.875%,  1/15/2024
h
$ 49,355
Transocean Proteus, Ltd.
27,500 6.250%,  12/1/2024
h
27,775
Transocean, Inc.
50,000 11.500%,  1/30/2027
h
53,435
USA Compression Partners, LP
40,000 6.875%,  4/1/2026 41,900
Vine Energy Holdings, LLC
45,000 6.750%,  4/15/2029
h
47,362
W&T Offshore, Inc.
65,000 9.750%,  11/1/2023
h
63,050
Weatherford International, Ltd.
55,000 8.750%,  9/1/2024
h
57,544
70,000 11.000%,  12/1/2024
h
72,800
Western Gas Partners, LP
44,000 4.000%,  7/1/2022 44,715
Western Midstream Operating, LP
50,000 4.350%,  2/1/2025 52,829
70,000 3.950%,  6/1/2025 72,733
30,000 5.500%,  8/15/2048 32,652
Williams Companies, Inc.
45,000 2.600%,  3/15/2031 45,570
Total 7,986,118
Financials (4.4%)
AerCap Ireland Capital DAC
59,000 3.150%,  2/15/2024 61,928
63,000 6.500%,  7/15/2025 73,894
Air Lease Corporation
64,000 4.650%,  6/15/2026
b,j
66,320
Aircastle, Ltd.
65,000 5.250%,  6/15/2026
b,h,j
65,650
45,000 2.850%,  1/26/2028
h
45,222
Ally Financial, Inc.
75,000 5.750%,  11/20/2025 86,112
128,000 4.700%,  5/15/2026
b,j
132,570
45,000 8.000%,  11/1/2031 64,667
American Express Company
34,000 3.700%,  8/3/2023 36,207
35,000 3.400%,  2/22/2024 37,441
American Homes 4 Rent, LP
45,000 2.375%,  7/15/2031
d
44,331
American International Group, Inc.
90,000 4.200%,  4/1/2028 103,462
Ares Capital Corporation
18,000 4.250%,  3/1/2025 19,404
113,000 3.875%,  1/15/2026 121,050
Ares Capital Corporation,
Convertible
73,000 4.625%,  3/1/2024 79,431
Athene Global Funding
60,000 4.000%,  1/25/2022
h
61,247
Australia and New Zealand
Banking Group, Ltd.
102,000 2.950%,  7/22/2030
b,h
106,116
Aviation Capital Group, LLC
46,000 5.500%,  12/15/2024
h
51,995
Avolon Holdings Funding, Ltd.
89,000 4.250%,  4/15/2026
h
96,447
Principal
Amount Long-Term Fixed Income (30.7%) Value
Financials (4.4%) - continued
BAC Capital Trust XIV
$ 92,000
4.000%,  (LIBOR 3M +
0.400%), 7/19/2021
b,g,j
$ 92,345
Banco Santander Mexico SA
17,000 5.375%,  4/17/2025
h
19,289
Bank of America Corporation
55,000 3.004%,  12/20/2023
b
56,999
115,000 3.550%,  3/5/2024
b
120,828
143,000 3.864%,  7/23/2024
b
152,475
70,000 4.200%,  8/26/2024 76,736
288,000 6.250%,  9/5/2024
b,j
318,600
35,000 3.458%,  3/15/2025
b
37,407
83,000 6.100%,  3/17/2025
b,j
93,198
85,000 1.319%,  6/19/2026
b
85,186
141,000 1.197%,  10/24/2026
b
139,649
62,000 5.875%,  3/15/2028
b,j
70,963
134,000 3.593%,  7/21/2028
b
147,527
45,000 2.087%,  6/14/2029
b
45,364
179,000 3.974%,  2/7/2030
b
202,983
89,000 2.687%,  4/22/2032
b
91,563
Bank of Montreal
105,000 3.300%,  2/5/2024 112,439
Bank of New York Mellon
Corporation
42,000 4.700%,  9/20/2025
b,j
45,832
63,000 3.400%,  1/29/2028 70,211
Bank of Nova Scotia
126,000 4.900%,  6/4/2025
b,j
138,285
45,000 1.050%,  3/2/2026 44,521
Barclays plc
65,000 4.610%,  2/15/2023
b
66,664
81,000 4.338%,  5/16/2024
b
86,361
85,000 8.000%,  6/15/2024
b,j
96,687
34,000 4.375%,  9/11/2024 37,107
41,000 2.852%,  5/7/2026
b
43,315
68,000 4.972%,  5/16/2029
b
79,626
BB&T Corporation
34,000 2.500%,  8/1/2024 35,835
BNP Paribas SA
67,000 2.819%,  11/19/2025
b,h
70,493
Boston Properties, LP
45,000 2.550%,  4/1/2032 45,279
BPCE SA
35,000 3.000%,  5/22/2022
h
35,843
32,000 2.375%,  1/14/2025
h
33,320
Brixmor Operating Partnership, LP
91,000 2.250%,  4/1/2028 90,891
Canadian Imperial Bank of
Commerce
32,000 2.250%,  1/28/2025 33,419
CANPACK SA
90,000 3.125%,  11/1/2025
h
91,575
Capital One Bank USA NA
52,000 3.375%,  2/15/2023 54,409
48,000 2.280%,  1/28/2026
b
49,775
Capital One Financial Corporation
28,000 3.950%,  9/1/2026
b,j
28,595
Cascades USA, Inc.
50,000 5.125%,  1/15/2026
h
53,250
Charles Schwab Corporation
128,000 5.375%,  6/1/2025
b,j
141,478

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.7%) Value
Financials (4.4%) - continued
$ 128,000 4.000%,  6/1/2026
b,j
$ 133,440
66,000 2.000%,  3/20/2028 67,704
Chobani, LLC
100,000 4.625%,  11/15/2028
h
103,625
CIT Group, Inc.
90,000 5.250%,  3/7/2025 101,250
Citigroup, Inc.
43,000 2.750%,  4/25/2022 43,793
168,000 5.950%,  1/30/2023
b,j
176,628
102,000 5.000%,  9/12/2024
b,j
106,753
105,000 3.352%,  4/24/2025
b
111,883
32,000 5.950%,  5/15/2025
b,j
35,022
85,000 5.500%,  9/13/2025 99,007
84,000 4.000%,  12/10/2025
b,j
86,835
200,000 3.875%,  2/18/2026
b,j
204,250
159,000 1.122%,  1/28/2027
b
156,749
91,000 1.462%,  6/9/2027
b
90,608
180,000 4.075%,  4/23/2029
b
204,146
Citizens Financial Group, Inc.
65,000 4.000%,  10/6/2026
b,j
65,487
CNA Financial Corporation
40,000 3.950%,  5/15/2024 43,280
Comerica, Inc.
42,000 5.625%,  7/1/2025
b,j
46,515
Commonwealth Bank of Australia
54,000 2.688%,  3/11/2031
h
53,986
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
86,000 3.950%,  11/9/2022 90,029
Cooperatieve Rabobank UA
35,000 1.339%,  6/24/2026
b,h
35,144
Corporate Office Properties, LP
91,000 2.250%,  3/15/2026 93,493
Credit Acceptance Corporation
70,000 5.125%,  12/31/2024
h
72,537
Credit Agricole SA
45,000 3.250%,  1/14/2030
h
47,374
Credit Suisse Group AG
49,000 6.500%,  8/8/2023
h
54,127
22,000 7.500%,  12/11/2023
b,h,j
24,405
34,000 2.593%,  9/11/2025
b,h
35,373
32,000 7.250%,  9/12/2025
b,h,j
36,176
46,000 3.869%,  1/12/2029
b,h
50,654
Credit Suisse Group Funding
(Guernsey), Ltd.
132,000 3.800%,  9/15/2022 137,357
Dai-ichi Life Insurance Company,
Ltd.
238,000 5.100%,  10/28/2024
b,g,h,j
262,692
Danske Bank AS
61,000 5.000%,  1/12/2023
b,h
62,334
Deutsche Bank AG
152,000 2.129%,  11/24/2026
b
154,235
45,000 3.035%,  5/28/2032
b
45,758
Discover Bank
90,000 4.682%,  8/9/2028
b
95,593
Diversified Healthcare Trust
55,000 4.375%,  3/1/2031 52,663
Drawbridge Special Opportunities
Fund, LP
100,000 3.875%,  2/15/2026
h
103,446
Principal
Amount Long-Term Fixed Income (30.7%) Value
Financials (4.4%) - continued
Duke Realty, LP
$ 67,000 4.000%,  9/15/2028 $ 76,225
ESH Hospitality, Inc.
70,000 5.250%,  5/1/2025
h
71,302
Fidelity National Financial, Inc.
57,000 5.500%,  9/1/2022 60,180
Fifth Third Bancorp
84,000 4.500%,  9/30/2025
b,j
91,140
Fifth Third Bank NA
46,000 3.850%,  3/15/2026 50,980
First Horizon Bank
67,000 5.750%,  5/1/2030 82,609
First Horizon National Corporation
41,000 3.550%,  5/26/2023 43,132
FNB Corporation
64,000 2.200%,  2/24/2023 65,002
Fortress Transportation
50,000 6.500%,  10/1/2025
h
51,938
Fortress Transportation and
Infrastructure Investors, LLC
10,000 5.500%,  5/1/2028
h
10,413
FS KKR Capital Corporation
45,000 3.400%,  1/15/2026 46,531
45,000 2.625%,  1/15/2027 44,489
FTI Consulting, Inc., Convertible
146,000 2.000%,  8/15/2023 208,342
GE Capital Funding, LLC
72,000 3.450%,  5/15/2025 78,355
22,000 4.050%,  5/15/2027 24,899
45,000 4.400%,  5/15/2030 52,440
Global Net Lease, Inc.
95,000 3.750%,  12/15/2027
h
94,026
Goldman Sachs Group, Inc.
67,000 0.627%,  11/17/2023
b
67,020
139,000 3.625%,  2/20/2024 149,004
206,000 5.500%,  8/10/2024
b,j
225,963
31,000 3.500%,  4/1/2025 33,632
52,000 4.250%,  10/21/2025 58,131
51,000 0.855%,  2/12/2026
b
50,626
64,000 3.800%,  5/10/2026
b,j
65,139
90,000 3.814%,  4/23/2029
b
100,655
44,000 3.800%,  3/15/2030 49,451
44,000 2.615%,  4/22/2032
b
44,949
Hannon Armstrong Sustainable
Infrastructure Capital,
Convertible
68,000 4.125%,  9/1/2022 140,590
Hartford Financial Services Group,
Inc.
45,000 2.800%,  8/19/2029 47,243
66,000
2.281%,  (LIBOR 3M +
2.125%), 2/12/2047
b,h
63,657
HSBC Holdings plc
65,000 3.803%,  3/11/2025
b
69,893
20,000 6.375%,  3/30/2025
b,j
22,296
39,000 2.633%,  11/7/2025
b
40,932
41,000 1.645%,  4/18/2026
b
41,550
41,000 1.589%,  5/24/2027
b
41,079
91,000 6.500%,  3/23/2028
b,j
104,366
126,000 4.583%,  6/19/2029
b
145,626
112,000 4.600%,  12/17/2030
b,j
116,200
53,000 2.804%,  5/24/2032
b
54,391

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.7%) Value
Financials (4.4%) - continued
Huntington Bancshares, Inc.
$ 126,000 4.450%,  10/15/2027
b,j
$ 134,505
Icahn Enterprises, LP
90,000 6.375%,  12/15/2025 92,583
60,000 6.250%,  5/15/2026 63,660
ING Groep NV
90,000 1.726%,  4/1/2027
b
90,768
Intercontinental Exchange, Inc.
34,000 0.700%,  6/15/2023 34,147
Iron Mountain, Inc.
80,000 4.875%,  9/15/2027
h
82,932
iStar, Inc.
85,000 4.250%,  8/1/2025 87,444
iStar, Inc., Convertible
112,000 3.125%,  9/15/2022 169,266
J.P. Morgan Chase & Company
84,000 6.000%,  8/1/2023
b,j
89,303
84,000 6.750%,  2/1/2024
b,j
93,143
24,000 1.514%,  6/1/2024
b
24,473
46,000 5.000%,  8/1/2024
b,j
48,620
70,000 3.875%,  9/10/2024 76,305
145,000 4.023%,  12/5/2024
b
156,502
158,000 4.600%,  2/1/2025
b,j
163,735
31,000 2.083%,  4/22/2026
b
32,055
115,000 3.650%,  6/1/2026
b,j
115,161
190,000 1.045%,  11/19/2026
b
187,595
90,000 1.578%,  4/22/2027
b
90,466
134,000 4.005%,  4/23/2029
b
151,492
45,000 2.069%,  6/1/2029
b
45,354
179,000 4.493%,  3/24/2031
b
211,986
KeyBank NA
67,000 3.900%,  4/13/2029 75,044
Kilroy Realty, LP
90,000 4.375%,  10/1/2025 99,743
KKR Real Estate Finance Trust,
Inc., Convertible
46,000 6.125%,  5/15/2023 49,172
Lincoln National Corporation
45,000 3.800%,  3/1/2028 50,301
50,000
2.513%,  (LIBOR 3M +
2.358%), 5/17/2066
b
44,125
Lloyds Banking Group plc
51,000 2.858%,  3/17/2023
b
51,872
65,000 3.900%,  3/12/2024 70,437
90,000 1.627%,  5/11/2027
b
90,046
71,000 6.657%,  5/21/2037
b,h,j
99,347
LPL Holdings, Inc.
60,000 4.000%,  3/15/2029
h
60,268
Macquarie Group, Ltd.
89,000 1.629%,  9/23/2027
b,h
88,324
Mastercard, Inc.
45,000 1.900%,  3/15/2031 45,484
MetLife, Inc.
84,000 3.850%,  9/15/2025
b,j
88,305
164,000 5.875%,  3/15/2028
b,g,j
189,058
MGM Growth Properties Operating
Partnership, LP
90,000 4.625%,  6/15/2025
h
96,153
Mid-America Apartments, LP
90,000 4.200%,  6/15/2028 103,103
Principal
Amount Long-Term Fixed Income (30.7%) Value
Financials (4.4%) - continued
Mitsubishi UFJ Financial Group,
Inc.
$ 53,000 2.623%,  7/18/2022 $ 54,305
83,000 3.455%,  3/2/2023 87,176
35,000 3.407%,  3/7/2024 37,507
41,000 1.412%,  7/17/2025 41,391
67,000 3.741%,  3/7/2029 75,564
Mizuho Financial Group, Inc.
53,000 2.721%,  7/16/2023
b
54,260
67,000 3.153%,  7/16/2030
b
72,102
Morgan Stanley
10,000 4.875%,  11/1/2022 10,565
84,000 3.125%,  1/23/2023 87,580
66,000 4.100%,  5/22/2023 70,276
34,000 0.560%,  11/10/2023
b
34,043
34,000 2.720%,  7/22/2025
b
35,760
24,000 5.000%,  11/24/2025 27,669
69,000 2.188%,  4/28/2026
b
71,643
103,000 0.985%,  12/10/2026
b
101,375
90,000 1.593%,  5/4/2027
b
90,637
134,000 3.622%,  4/1/2031
b
149,578
MPT Operating Partnership, LP
50,000 5.250%,  8/1/2026 51,500
30,000 4.625%,  8/1/2029 32,114
National Retail Properties, Inc.
45,000 2.500%,  4/15/2030 45,738
Natwest Group plc
35,000 6.125%,  12/15/2022 37,657
35,000 6.100%,  6/10/2023 38,352
45,000 4.892%,  5/18/2029
b
52,700
Navient Corporation
45,000 5.500%,  1/25/2023 47,462
NFP Corporation
30,000 6.875%,  8/15/2028
h
31,581
Nippon Life Insurance Company
168,000 5.100%,  10/16/2044
b,h
185,220
129,000 3.400%,  1/23/2050
b,h
133,838
Omega Healthcare Investors, Inc.
46,000 4.750%,  1/15/2028 51,842
45,000 3.375%,  2/1/2031 46,228
OneMain Finance Corporation
35,000 3.500%,  1/15/2027 35,263
Owl Rock Technology Finance
Corporation
22,000 4.750%,  12/15/2025
h
24,187
67,000 3.750%,  6/17/2026
h
70,451
Park Intermediate Holdings, LLC
50,000 4.875%,  5/15/2029
h
51,723
PayPal Holdings, Inc.
68,000 1.650%,  6/1/2025 69,788
45,000 2.850%,  10/1/2029 48,531
PennyMac Financial Services, Inc.
60,000 4.250%,  2/15/2029
h
57,805
Pine Street Trust I
45,000 4.572%,  2/15/2029
h
51,533
Playtika Holding Corporation
45,000 4.250%,  3/15/2029
h
44,969
PNC Bank NA
45,000 2.700%,  10/22/2029 47,649

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.7%) Value
Financials (4.4%) - continued
Preferred Term Securities XXIII,
Ltd.
$ 39,483
0.319%,  (LIBOR 3M +
0.200%), 12/22/2036
b,h
$ 32,711
Provident Financing Trust I
42,000 7.405%,  3/15/2038 50,844
Prudential Financial, Inc.
75,000 5.625%,  6/15/2043
b
80,486
201,000 5.200%,  3/15/2044
b
215,704
42,000 3.700%,  10/1/2050
b
43,785
Quicken Loans, LLC
60,000 3.625%,  3/1/2029
h
59,250
Radian Group, Inc.
45,000 4.875%,  3/15/2027 48,938
Regions Financial Corporation
41,000 3.800%,  8/14/2023 43,716
84,000 5.750%,  6/15/2025
b,j
93,870
Reinsurance Group of America,
Inc.
64,000 4.700%,  9/15/2023 69,548
Royal Bank of Scotland Group plc
84,000 8.625%,  8/15/2021
b,j
84,606
65,000 4.269%,  3/22/2025
b
70,504
67,000 3.754%,  11/1/2029
b
71,188
Santander Holdings USA, Inc.
90,000 3.450%,  6/2/2025 96,716
Santander UK Group Holdings plc
67,000 3.823%,  11/3/2028
b
73,676
Service Properties Trust
75,000 4.500%,  6/15/2023 76,875
20,000 4.750%,  10/1/2026 19,750
50,000 5.500%,  12/15/2027 53,362
Simon Property Group, LP
68,000 2.000%,  9/13/2024 70,432
90,000 2.650%,  7/15/2030 93,217
Societe Generale SA
39,000 2.625%,  10/16/2024
h
40,721
84,000 8.000%,  9/29/2025
b,h,j
98,910
41,000 1.488%,  12/14/2026
b,h
40,628
Springleaf Finance Corporation
45,000 6.875%,  3/15/2025 50,787
100,000 7.125%,  3/15/2026 116,471
Standard Chartered plc
52,000 1.319%,  10/14/2023
b,h
52,448
41,000 0.991%,  1/12/2025
b,h
40,871
Starwood Property Trust, Inc.,
Convertible
90,000 4.375%,  4/1/2023 96,417
State Street Corporation
31,000 2.354%,  11/1/2025
b
32,583
Sumitomo Life Insurance Company
175,000 3.375%,  4/15/2081
b,h
180,338
Sumitomo Mitsui Financial Group,
Inc.
43,000 2.784%,  7/12/2022 44,099
42,000 2.778%,  10/18/2022 43,309
39,000 2.448%,  9/27/2024 40,908
67,000 3.544%,  1/17/2028 74,065
67,000 2.142%,  9/23/2030 65,340
Sumitomo Mitsui Trust Bank, Ltd.
35,000 1.050%,  9/12/2025
h
34,769
Principal
Amount Long-Term Fixed Income (30.7%) Value
Financials (4.4%) - continued
Summit Hotel Properties, Inc.,
Convertible
$ 79,000 1.500%,  2/15/2026 $ 81,410
SVB Financial Group
92,000 4.000%,  5/15/2026
b,j
93,638
Synchrony Financial
38,000 4.250%,  8/15/2024 41,524
90,000 3.700%,  8/4/2026 98,269
Truist Bank
42,000 2.250%,  3/11/2030 42,610
Truist Financial Corporation
189,000 4.950%,  9/1/2025
b,j
207,617
45,000 1.887%,  6/7/2029
b
45,136
UBS Group AG
42,000 1.364%,  1/30/2027
b,h
41,706
United Wholesale Mortgage, LLC
45,000 5.500%,  4/15/2029
h
44,990
USB Realty Corporation
184,000
1.331%,  (LIBOR 3M +
1.147%), 1/15/2022
b,h,j
143,520
Ventas Realty, LP
35,000 3.750%,  5/1/2024 37,550
VEREIT Operating Partnership, LP
45,000 4.875%,  6/1/2026 51,857
67,000 3.950%,  8/15/2027 75,469
VICI Properties, LP
50,000 4.250%,  12/1/2026
h
52,011
30,000 3.750%,  2/15/2027
h
30,514
25,000 4.625%,  12/1/2029
h
26,563
Wells Fargo & Company
70,000 4.125%,  8/15/2023 75,272
38,000 3.750%,  1/24/2024 40,867
40,000 1.654%,  6/2/2024
b
40,856
106,000 2.406%,  10/30/2025
b
110,905
116,000 3.900%,  3/15/2026
b,j
120,095
119,000 2.188%,  4/30/2026
b
123,545
50,000
0.684%,  (LIBOR 3M +
0.500%), 1/15/2027
b
48,358
135,000
1.184%,  (LIBOR 3M +
1.000%), 4/15/2027
b
132,385
89,000 3.584%,  5/22/2028
b
98,050
90,000 4.478%,  4/4/2031
b
106,379
Welltower, Inc.
45,000 2.050%,  1/15/2029 45,062
67,000 2.800%,  6/1/2031 69,230
Westpac Banking Corporation
67,000 4.110%,  7/24/2034
b
73,626
Willis North America, Inc.
90,000 4.500%,  9/15/2028 103,959
Total 21,663,217
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
42,000 2.150%,  5/13/2025
h
43,008
Total 43,008

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.7%) Value
Mortgage-Backed Securities (9.4%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
$ 485,398 3.000%,  3/25/2050 $ 506,407
51,244 3.500%,  7/1/2047 54,233
Federal National Mortgage
Association
145,903 4.500%,  5/1/2048 157,556
438,505 3.500%,  10/1/2048 461,909
37,870 3.500%,  6/1/2049 39,973
595,933 3.500%,  8/1/2049 628,966
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
3,700,000 1.500%,  7/1/2036
d
3,744,588
12,410,000 2.000%,  7/1/2036
d
12,799,994
6,750,000 2.500%,  7/1/2036
d
7,038,721
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
11,500,000 2.500%,  7/1/2050
d
11,894,414
5,875,000 2.000%,  7/1/2051
d
5,931,914
377,563 4.000%,  7/1/2048 402,409
Government National Mortgage
Association 30-Yr. Pass Through
2,625,000 2.500%,  7/1/2051
d
2,716,465
Total 46,377,549
Technology (1.1%)
Akamai Technologies, Inc.,
Convertible
23,000 0.125%,  5/1/2025 30,061
274,000 0.375%,  9/1/2027 317,018
Apple, Inc.
122,000 3.450%,  5/6/2024 132,060
134,000 2.200%,  9/11/2029 139,311
Baidu, Inc.
39,000 3.075%,  4/7/2025 41,182
Banff Merger Sub, Inc.
35,000 9.750%,  9/1/2026
h
36,838
Broadcom Corporation
90,000 3.125%,  1/15/2025 96,069
67,000 3.875%,  1/15/2027 74,034
Broadcom, Inc.
90,000 5.000%,  4/15/2030 106,179
CommScope Technologies
Finance, LLC
70,000 6.000%,  6/15/2025
h
71,488
CommScope, Inc.
50,000 7.125%,  7/1/2028
h
54,188
Dell International, LLC
97,000 5.450%,  6/15/2023 105,232
67,000 5.850%,  7/15/2025 78,605
67,000 5.300%,  10/1/2029 80,844
Diamond Sports Group, LLC
100,000 6.625%,  8/15/2027
h
49,114
Fiserv, Inc.
72,000 2.750%,  7/1/2024 75,959
89,000 4.200%,  10/1/2028 102,309
Gartner, Inc.
45,000 3.625%,  6/15/2029
h
45,675
75,000 3.750%,  10/1/2030
h
76,733
Principal
Amount Long-Term Fixed Income (30.7%) Value
Technology (1.1%) - continued
Global Payments, Inc.
$ 17,000 2.650%,  2/15/2025 $ 17,912
45,000 3.200%,  8/15/2029 48,166
Hewlett Packard Enterprise
Company
33,000 2.250%,  4/1/2023 33,978
InterDigital, Inc., Convertible
43,000 2.000%,  6/1/2024 47,596
Intuit, Inc.
35,000 0.950%,  7/15/2025 35,071
Iron Mountain, Inc.
120,000 5.000%,  7/15/2028
h
124,554
J2 Global, Inc., Convertible
211,000 1.750%,  11/1/2026
h
268,898
Jabil, Inc.
45,000 1.700%,  4/15/2026 45,333
Lumentum Holdings, Inc.,
Convertible
134,000 0.250%,  3/15/2024 195,222
Marvell Technology, Inc.
41,000 4.200%,  6/22/2023
h
43,587
44,000 2.950%,  4/15/2031
h
45,600
Microchip Technology, Inc.,
Convertible
73,000 1.625%,  2/15/2027 162,469
Micron Technology, Inc.
86,000 4.975%,  2/6/2026 98,847
NCR Corporation
140,000 6.125%,  9/1/2029
h
152,600
NortonLifeLock, Inc., Convertible
110,000 2.000%,  8/15/2022
h
150,920
Nuance Communications, Inc.,
Convertible
145,000 1.250%,  4/1/2025 402,926
NVIDIA Corporation
22,000 2.850%,  4/1/2030 23,814
NXP Funding, LLC
48,000 4.875%,  3/1/2024
h
52,839
17,000 2.700%,  5/1/2025
h
17,929
45,000 4.300%,  6/18/2029
h
51,593
Open Text Corporation
80,000 4.125%,  2/15/2030
h
81,584
Oracle Corporation
112,000 2.500%,  4/1/2025 117,649
112,000 2.950%,  4/1/2030 117,983
Panasonic Corporation
53,000 2.536%,  7/19/2022
h
54,048
PTC, Inc.
40,000 3.625%,  2/15/2025
h
41,200
35,000 4.000%,  2/15/2028
h
36,155
Qorvo, Inc.
70,000 3.375%,  4/1/2031
h
72,955
Rackspace Technology Global,
Inc.
75,000 5.375%,  12/1/2028
g,h
76,875
Salesforce.com, Inc.
45,000 1.950%,  7/15/2031
d
45,006
Seagate HDD Cayman
34,000 4.250%,  3/1/2022 34,638
90,000 3.375%,  7/15/2031
h
86,967

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.7%) Value
Technology (1.1%) - continued
Sensata Technologies, Inc.
$ 110,000 3.750%,  2/15/2031
h
$ 108,771
Shift4 Payments, LLC
20,000 4.625%,  11/1/2026
h
20,875
SS&C Technologies, Inc.
150,000 5.500%,  9/30/2027
h
158,955
Switch, Ltd.
70,000 3.750%,  9/15/2028
h
70,875
Tencent Holdings, Ltd.
53,000 2.880%,  4/22/2031
h
54,800
Teradyne, Inc., Convertible
63,000 1.250%,  12/15/2023 266,884
Texas Instruments, Inc.
76,000 1.375%,  3/12/2025 77,589
Verint Systems, Inc., Convertible
63,000 0.250%,  4/15/2026
h
61,774
Vishay Intertechnology, Inc.,
Convertible
130,000 2.250%,  6/15/2025 136,665
Total 5,455,001
Transportation (0.5%)
AerCap Holdings NV
34,000 5.875%,  10/10/2079
b
35,408
Air Canada Pass Through Trust
14,643 3.875%,  3/15/2023
h
14,825
Air Lease Corporation
32,000 2.300%,  2/1/2025 33,081
24,000 3.375%,  7/1/2025 25,779
45,000 3.125%,  12/1/2030 45,716
Air Transport Services Group, Inc.,
Convertible
66,000 1.125%,  10/15/2024 66,911
American Airlines, Inc.
70,000 11.750%,  7/15/2025
h
87,850
140,000 5.500%,  4/20/2026
h
148,225
15,000 5.750%,  4/20/2029
h
16,219
Avis Budget Car Rental, LLC
60,000 5.375%,  3/1/2029
h
62,475
Boeing Company
35,000 1.950%,  2/1/2024 35,839
CSX Corporation
45,000 4.250%,  3/15/2029 52,311
Delta Air Lines, Inc.
70,000 7.000%,  5/1/2025
h
81,689
95,882 4.500%,  10/20/2025
h
103,037
89,000 4.750%,  10/20/2028
h
98,946
FedEx Corporation
45,000 2.400%,  5/15/2031 45,798
Greenbrier Companies, Inc.,
Convertible
68,000 2.875%,  4/15/2028
h
70,958
J.B. Hunt Transport Services, Inc.
65,000 3.300%,  8/15/2022 66,693
JetBlue Airways Corporation,
Convertible
148,000 0.500%,  4/1/2026
h
147,482
Meritor, Inc., Convertible
240,000 3.250%,  10/15/2037 254,712
Principal
Amount Long-Term Fixed Income (30.7%) Value
Transportation (0.5%) - continued
Mileage Plus Holdings, LLC
$ 107,000 6.500%,  6/20/2027
h
$ 117,807
Penske Truck Leasing Company,
LP
35,000 1.200%,  11/15/2025
h
34,666
47,000 1.700%,  6/15/2026
h
47,311
Southwest Airlines Company
42,000 5.125%,  6/15/2027 49,412
45,000 2.625%,  2/10/2030 46,057
Southwest Airlines Company,
Convertible
207,000 1.250%,  5/1/2025 313,476
Union Pacific Corporation
62,000 3.750%,  7/15/2025 68,696
45,000 2.150%,  2/5/2027 46,669
United Airlines Pass Through Trust
65,000 3.700%,  12/1/2022 66,923
United Airlines, Inc.
75,000 4.375%,  4/15/2026
h
77,638
75,000 4.625%,  4/15/2029
h
77,625
XPO Logistics, Inc.
110,000 6.750%,  8/15/2024
h
114,263
Total 2,554,497
U.S. Government & Agencies (2.6%)
U.S. Treasury Bonds
715,000 1.125%,  2/15/2031 694,109
U.S. Treasury Notes
2,190,000 0.125%,  2/28/2023 2,187,262
1,510,000 0.125%,  4/30/2023 1,507,169
2,830,000 0.125%,  2/15/2024 2,811,760
1,550,000 0.500%,  3/31/2025 1,542,310
1,590,000 0.500%,  2/28/2026 1,565,902
870,000 0.500%,  4/30/2027 843,798
1,550,000 1.125%,  2/29/2028 1,545,398
Total 12,697,708
Utilities (0.6%)
AES Corporation
27,000 3.950%,  7/15/2030
h
29,524
Ameren Corporation
45,000 1.750%,  3/15/2028 44,530
American Electric Power
Company, Inc.
44,000 2.300%,  3/1/2030 44,470
Berkshire Hathaway Energy
Company
64,000 4.050%,  4/15/2025 71,062
Calpine Corporation
105,000 4.500%,  2/15/2028
h
107,100
CenterPoint Energy, Inc.
34,000 2.500%,  9/1/2024 35,555
67,000 1.450%,  6/1/2026 67,048
67,000 2.650%,  6/1/2031 68,250
Dominion Energy, Inc.
35,000 3.071%,  8/15/2024 37,102
135,000 4.650%,  12/15/2024
b,j
143,437
45,000 3.375%,  4/1/2030 49,001
DTE Energy Company
45,000 3.800%,  3/15/2027 50,066

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (30.7%) Value
Utilities (0.6%) - continued
Duke Energy Corporation
$ 22,000 4.875%,  9/16/2024
b,j
$ 23,375
90,000 3.150%,  8/15/2027 97,128
44,000 2.450%,  6/1/2030 44,489
Edison International
54,000 4.950%,  4/15/2025 59,785
Energy Transfer, LP
52,000 6.500%,  11/15/2026
b,j
53,014
Entergy Corporation
34,000 0.900%,  9/15/2025 33,546
45,000 1.900%,  6/15/2028 44,934
Evergy, Inc.
34,000 2.450%,  9/15/2024 35,606
Exelon Corporation
45,000 4.050%,  4/15/2030 51,252
FirstEnergy Corporation
66,000 3.350%,  7/15/2022 67,089
Georgia Power Company
32,000 2.100%,  7/30/2023 33,045
Jersey Central Power & Light
Company
22,000 2.750%,  3/1/2032
h
22,332
NextEra Energy Capital Holdings,
Inc.
45,000 2.250%,  6/1/2030 45,351
NextEra Energy Operating
Partners, LP
100,000 3.875%,  10/15/2026
h
105,625
NextEra Energy Partners, LP,
Convertible
136,000 Zero Coupon,  11/15/2025
h
146,336
NiSource, Inc.
43,000 5.650%,  6/15/2023
b,j
45,849
45,000 2.950%,  9/1/2029 47,666
NRG Energy, Inc.
34,000 2.000%,  12/2/2025
h
34,489
80,000 3.375%,  2/15/2029
h
78,302
NRG Energy, Inc., Convertible
36,000 2.750%,  6/1/2048 41,832
Pacific Gas and Electric Company
67,000 3.750%,  2/15/2024 70,234
67,000 2.100%,  8/1/2027 65,069
PG&E Corporation
50,000 5.000%,  7/1/2028 50,556
40,000 5.250%,  7/1/2030 40,380
Public Service Enterprise Group,
Inc.
45,000 1.600%,  8/15/2030 42,643
Sempra Energy
84,000 4.875%,  10/15/2025
b,j
91,140
67,000 3.400%,  2/1/2028 73,621
Southern Company
119,000 4.000%,  1/15/2051
b
125,842
109,000 3.750%,  9/15/2051
b
109,698
Suburban Propane Partners, LP
90,000 5.875%,  3/1/2027 94,491
Talen Energy Supply, LLC
50,000 7.625%,  6/1/2028
h
46,785
TerraForm Power Operating, LLC
90,000 5.000%,  1/31/2028
h
95,288
Principal
Amount Long-Term Fixed Income (30.7%) Value
Utilities (0.6%) - continued
TransCanada Trust
$ 175,000 5.875%,  8/15/2076
b
$ 195,344
Vistra Operations Company, LLC
90,000 5.000%,  7/31/2027
h
92,397
Xcel Energy, Inc.
45,000 4.000%,  6/15/2028 51,217
Total 3,102,895
Total Long-Term Fixed Income
(cost $147,953,215) 151,413,118
Shares
Registered Investment
Companies ( 15.3% ) Value
Unaffiliated  (0.8%)
17,445 Aberdeen Asia-Pacific Income
Fund, Inc. 77,281
8,527 AllianceBernstein Global High
Income Fund, Inc. 106,673
7,494 BlackRock Core Bond Trust 123,801
6,539 BlackRock Corporate High Yield
Fund, Inc. 80,561
6,947 BlackRock Credit Allocation
Income Trust 108,304
234 BlackRock Enhanced Equity
Dividend Trust 2,370
7,523 BlackRock Enhanced Global
Dividend Trust 94,414
4,862 BlackRock Multi-Sector Income
Trust 90,725
2,700 Brookfield Real Assets Income
Fund, Inc. 59,130
7,942 Eaton Vance Limited Duration
Income Fund 105,311
5,461 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 55,702
8,861 Invesco Dynamic Credit
Opportunities Fund 105,091
26,600 Invesco Senior Loan ETF 589,190
1,000 iShares S&P U.S. Preferred Stock
Index Fund 39,335
15,850 Nuveen Credit Strategies Income
Fund 106,988
6,384 PGIM Global High Yield Fund, Inc. 101,761
6,403 PGIM High Yield Bond Fund, Inc. 104,177
1,643 Pimco Dynamic Credit And
Mortgage Income Fund 36,770
3,074 Royce Value Trust, Inc. 58,314
2,900 SPDR Bloomberg Barclays High
Yield Bond ETF
g
318,884
29,804 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF 821,994
1,899 Tri-Continental Corporation 64,737
5,000 Vanguard Intermediate-Term
Corporate Bond ETF 475,350
6,834 Virtus Dividend, Interst & Premium
Strategy Fund
g
102,988
5,238 Voya Global Equity Dividend &
Premium Opportunity Fund 31,219
12,022 Wells Fargo Income Opportunities
Fund 105,673

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (15.3%) Value
Unaffiliated  (0.8%)- continued
16,657 Western Asset High Income
Opportunity Fund, Inc. $ 87,949
Total 4,054,692
Affiliated  (14.5%)
3,081,855 Thrivent Core Emerging Markets
Debt Fund 30,664,459
3,773,318 Thrivent Core International Equity
Fund 41,015,962
Total 71,680,421
Total Registered Investment
Companies (cost $69,483,213) 75,735,113
Shares Preferred Stock ( 1.0% ) Value
Communications Services (0.1%)
11,000 AT&T, Inc., 4.750%
j
292,490
866 ViacomCBS, Inc., Convertible,
5.750%
g
64,197
Total 356,687
Consumer Discretionary (<0.1%)
1,261 International Flavors & Fragrances,
Inc., Convertible, 6.000% 63,819
Total 63,819
Consumer Staples (<0.1%)
1,250 CHS, Inc., 7.100%
b,j
35,637
Total 35,637
Energy (<0.1%)
6,964 Crestwood Equity Partners, LP,
9.250%
j
65,323
1,600 Energy Transfer, LP, 7.600%
b,j
40,000
1,536 Nustar Logistics, LP, 6.918%
b
39,352
Total 144,675
Financials (0.5%)
2,750 Aegon Funding Corporation II,
5.100% 73,892
5,700 Allstate Corporation, 5.100%
j
160,398
5,000 Bank of America Corporation,
5.000%
j
136,500
2,000 Bank of America Corporation,
5.375%
j
55,880
72 Bank of America Corporation,
Convertible, 7.250%
j
101,952
5,525 Capital One Financial Corporation,
5.000%
j
150,114
2,485 Cobank ACB, 6.250%
b,j
260,925
5,875 Equitable Holdings, Inc., 5.250%
j
157,744
140 First Horizon Bank, 3.750%
b,h,j
114,100
489 GMAC Capital Trust I, 5.941%
b
12,377
3,650 J.P. Morgan Chase & Company,
4.750%
j
99,681
3,350 J.P. Morgan Chase & Company,
5.750%
j
94,637
3,350 Legg Mason, Inc., 5.450% 84,688
5,880 Morgan Stanley, 5.850%
b,j
173,578
3,100 Morgan Stanley, 7.125%
b,j
89,652
Shares Preferred Stock (1.0%) Value
Financials (0.5%) - continued
775 Synovus Financial Corporation,
5.875%
b,j
$ 21,127
5,025 Truist Financial Corporation,
4.750%
j
133,766
328 Wells Fargo & Company,
Convertible, 7.500%
j
500,597
Total 2,421,608
Health Care (0.1%)
1,487 Boston Scientific Corporation,
Convertible, 5.500% 172,581
89 Danaher Corporation, Convertible,
5.000% 131,299
Total 303,880
Industrials (0.1%)
154 Fluor Corporation, Convertible,
6.500%
f,h,j
163,378
1,957 Stanley Black & Decker, Inc.,
Convertible, 5.250% 236,269
Total 399,647
Real Estate (<0.1%)
6,150 Public Storage, 4.125%
j
160,207
1,300 Public Storage, 4.625%
j
35,802
325 Public Storage, 4.700%
j
9,097
511 Public Storage, 4.875%
j
14,114
Total 219,220
Utilities (0.2%)
1,180 AES Corporation, Convertible,
6.875% 126,932
736 American Electric Power
Company, Inc., Convertible,
6.125% 36,160
896 American Electric Power
Company, Inc., Convertible,
6.125% 45,911
5,200 CMS Energy Corporation,
4.200%
d,f,j
131,404
2,505 NextEra Energy, Inc., Convertible,
4.872% 140,656
314 NiSource, Inc., Convertible,
7.750% 32,276
6,725 Southern Company, 4.950% 180,364
1,444 Southern Company, Convertible,
6.750% 73,110
Total 766,813
Total Preferred Stock
(cost $4,357,711) 4,711,986
Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
2,179,495 Thrivent Cash Management Trust 2,179,495
Total Collateral Held for
Securities Loaned
(cost $2,179,495) 2,179,495

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 12.8% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.000%, 7/7/2021
n
$ 99,999
100,000 0.020%, 7/15/2021
n,o
99,999
300,000 0.005%, 7/28/2021
n,o
299,993
800,000 0.011%, 8/11/2021
n,o
799,964
100,000 0.035%, 8/18/2021
n,o
99,995
Thrivent Core Short-Term Reserve
Fund
6,169,273 0.140% 61,692,731
Total Short-Term Investments
(cost $63,074,850) 63,092,681
Total Investments (cost
$469,040,552) 109.9% $542,406,156
Other Assets and Liabilities, Net
(9.9%) (48,955,192)
Total Net Assets 100.0% $493,450,964
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Non-income producing security.
g All or a portion of the security is on loan.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2021, the value of these investments was $38,281,253 or 7.8% of
total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2021.
j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l All or a portion of the security is insured or guaranteed.
m Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of June 30, 2021.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Portfolio as of June 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 858,114
Common Stock 1,250,685
Total lending $2,108,799
Gross amount payable upon return of
collateral for securities loaned $2,179,495
Net amounts due to counterparty
$70,696
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 75,166,852
Gross unrealized depreciation (3,118,691)
Net unrealized appreciation (depreciation) $ 72,048,161
Cost for federal income tax purposes $ 470,552,410

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing Balanced Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,587,272 – 3,587,272 –
Capital Goods 6,288,725 – 5,865,660 423,065
Communications Services 9,888,201 – 9,623,201 265,000
Consumer Cyclical 8,760,138 – 8,760,138 –
Consumer Non-Cyclical 9,454,836 – 9,132,805 322,031
Financials 3,124,416 – 2,530,768 593,648
Technology 5,699,159 – 5,699,159 –
Transportation 2,072,810 – 2,072,810 –
Utilities 2,791,462 – 2,791,462 –
Common Stock
Communications Services 16,828,382 16,823,721 4,661 –
Consumer Discretionary 23,139,810 23,120,192 19,618 –
Consumer Staples 7,517,089 7,517,089 – –
Energy 5,873,966 5,873,966 – –
Financials 29,410,699 28,960,030 450,669 –
Health Care 25,768,445 25,768,445 – –
Industrials 24,107,482 23,737,807 369,675 –
Information Technology 44,860,913 44,047,560 813,353 –
Materials 6,272,839 6,011,328 261,511 –
Real Estate 6,606,833 6,606,833 – –
Utilities 3,220,286 3,220,286 – –
Long-Term Fixed Income
Asset-Backed Securities 7,616,019 – 7,416,019 200,000
Basic Materials 2,383,495 – 2,383,495 –
Capital Goods 4,518,259 – 4,518,259 –
Collateralized Mortgage Obligations 11,939,174 – 11,689,174 250,000
Commercial Mortgage-Backed Securities 436,160 – 436,160 –
Communications Services 6,439,400 – 6,439,400 –
Consumer Cyclical 9,246,420 – 9,246,420 –
Consumer Non-Cyclical 8,954,198 – 8,954,198 –
Energy 7,986,118 – 7,986,118 –
Financials 21,663,217 – 21,663,217 –
Foreign Government 43,008 – 43,008 –
Mortgage-Backed Securities 46,377,549 – 46,377,549 –
Technology 5,455,001 – 5,455,001 –
Transportation 2,554,497 – 2,554,497 –
U.S. Government & Agencies 12,697,708 – 12,697,708 –
Utilities 3,102,895 – 3,102,895 –
Preferred Stock
Communications Services 356,687 356,687 – –
Consumer Discretionary 63,819 63,819 – –
Consumer Staples 35,637 35,637 – –
Energy 144,675 144,675 – –
Financials 2,421,608 2,046,583 375,025 –
Health Care 303,880 303,880 – –
Industrials 399,647 236,269 163,378 –
Real Estate 219,220 219,220 – –
Utilities 766,813 766,813 – –
Registered Investment Companies
Unaffiliated 4,054,692 4,054,692 – –
Short-Term Investments 1,399,950 – 1,399,950 –
Subtotal Investments in Securities $406,853,509 $199,915,532 $204,884,233 $2,053,744
Other Investments  * Total
Affiliated Registered Investment Companies 71,680,421
Affiliated Short-Term Investments 61,692,731
Collateral Held for Securities Loaned 2,179,495
Subtotal Other Investments $135,552,647
Total Investments at Value $542,406,156

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 290,051 290,051 – –
Total Asset Derivatives $290,051 $290,051 $– $–
Liability Derivatives
Futures Contracts 95,636 95,636 – –
Total Liability Derivatives $95,636 $95,636 $– $–
The following table presents Balanced Income Plus Portfolio's futures contracts held as of June 30, 2021. Investments and/or cash totaling
$1,343,952 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 20 September 2021 $ 2,632,086 $ 17,915
CBOT 5-Yr. U.S. Treasury Note 14 September 2021 1,730,655 (2,639)
CBOT U.S. Long Bond 9 September 2021 1,405,084 41,666
CME E-mini S&P 500 Index 28 September 2021 5,921,080 82,960
CME Ultra Long Term U.S. Treasury Bond 23 September 2021 4,330,593 101,219
ICE mini MSCI EAFE Index 27 September 2021 3,185,408 (74,873)
Total Futures Long Contracts $ 19,204,906 $ 166,248
CBOT 2-Yr. U.S. Treasury Note (12) September 2021 ( $ 2,647,188) $ 3,344
CME E-mini Russell 2000 Index (125) September 2021 (14,466,697) 42,947
Ultra 10-Yr. U.S. Treasury Note (7) September 2021 (1,012,298) (18,124)
Total Futures Short Contracts ( $ 18,126,183) $28,167
Total Futures Contracts $ 1,078,723 $194,415

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2021, for Balanced Income Plus
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 125,907
Total Equity Contracts 125,907
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 164,144
Total Interest Rate Contracts 164,144
Total Asset Derivatives $290,051
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 20,763
Total Interest Rate Contracts 20,763
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 74,873
Total Equity Contracts 74,873
Total Liability Derivatives $95,636
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2021, for
Balanced Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (383,436)
Total Equity Contracts
(383,436)
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (155,530)
Total Foreign Exchange Contracts (155,530)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 516,267
Total Interest Rate Contracts
516,267
Total ($22,699)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2021, for Balanced Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 175,739
Total Equity Contracts 175,739
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 141,290
Total Interest Rate Contracts 141,290
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (31,499)
Total Foreign Exchange Contracts (31,499)
Total $285,530

Balanced Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Balanced Income Plus Portfolio's average volume of derivative activity during the period ended June 30, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $15,937,099
Futures - Short (10,998,642)
Interest Rate Contracts
Futures - Long 4,929,411
Futures - Short (8,590,067)
Foreign Exchange Contracts
Futures - Long 2,189,646
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $31,280 $648 $– $30,664 3,082 6.2%
Core International Equity 48,941 – 12,100 41,016 3,773 8.3
Total Affiliated Registered Investment
Companies 80,221 71,680 14.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% 37,558 161,713 137,578 61,693 6,169 12.5
Total Affiliated Short-Term Investments 37,558 61,693 12.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,697 31,074 31,592 2,179 2,179 0.4
Total Collateral Held for Securities Loaned 2,697 2,179 0.4
Total Value $120,476 $135,552
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(1,264) $– $648
Core International Equity 491 3,684 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% 4 (4) – 45
Total Income/Non Income Cash from Affiliated
Investments $693
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 8
Total Affiliated Income from Securities Loaned, Net $8
Total Value $495 $2,416 $–

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 9.4% )
a
Value
Basic Materials (0.6%)
Ball Metalpack Finco, LLC, Term
Loan
$ 135,800
4.635%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 134,669
Hexion, Inc., Term Loan
491,555
3.710%,  (LIBOR 3M +
3.500%), 7/1/2026
b
490,734
INEOS US Petrochem, LLC, Term
Loan
760,000
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
757,386
Innophos Holdings, Inc., Term
Loan
493,750
3.604%,  (LIBOR 1M +
3.500%), 2/7/2027
b
492,106
Momentive Performance Materials
USA, LLC, Term Loan
455,700
3.360%,  (LIBOR 1M +
3.250%), 5/15/2024
b
452,474
Nouryon USA, LLC, Term Loan
1,142,064
3.133%,  (PRIME + 1.750%),
10/1/2025
b
1,132,790
Pixelle Specialty Solutions, LLC,
Term Loan
868,743
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
868,204
Sparta US HoldCo, LLC, Term
Loan
140,000
0.000%,  (LIBOR 1M +
3.500%), 4/30/2028
b,c,d
140,043
Venator Finance SARL, Term Loan
567,054
3.104%,  (LIBOR 1M +
3.000%), 8/8/2024
b
561,384
Total 5,029,790
Capital Goods (1.1%)
Flex Acquisition Company, Inc.,
Term Loan
988,294
3.395%,  (LIBOR 3M +
3.250%), 6/29/2025
b
978,075
195,000
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
194,066
Gemini HDPE, LLC, Term Loan
705,685
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
704,218
GFL Environmental, Inc., Term
Loan
766,150
3.500%,  (LIBOR 1M +
3.000%), 5/31/2025
b
766,257
Groupe Solmax, Inc., Term Loan
400,000
0.000%,  (LIBOR 1M +
4.750%), 6/28/2028
b,c,d
398,000
Mauser Packaging Solutions
Holding Company, Term Loan
700,696
3.354%,  (LIBOR 1M +
3.250%), 4/3/2024
b
683,291
Natgasoline, LLC, Term Loan
585,000
3.625%,  (LIBOR 1M +
3.500%), 11/14/2025
b,e
583,538
Navistar, Inc., Term Loan
991,688
3.600%,  (LIBOR 1M +
3.500%), 11/6/2024
b
991,687
Principal
Amount Bank Loans (9.4%)
a
Value
Capital Goods (1.1%) - continued
Pactiv Evergreen Group Holdings,
Inc., Term Loan
$ 347,148
2.854%,  (LIBOR 1M +
2.750%), 2/5/2023
b
$ 346,280
497,500
3.354%,  (LIBOR 1M +
3.250%), 2/5/2026
b
493,948
Quikrete Holdings Inc., Term Loan
565,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,c,d
560,231
TransDigm, Inc., Term Loan
1,738,525
2.354%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,711,508
TricorBraun Holdings, Inc.,
Delayed Draw
163,428
3.250%,  (LIBOR 3M +
3.250%), 3/3/2028
b,c,d
162,142
TricorBraun Holdings, Inc., Term
Loan
726,573
3.750%,  (LIBOR 3M +
3.250%), 3/3/2028
b
720,855
Total 9,294,096
Communications Services (1.8%)
Altice France SA, Term Loan
432,000
2.936%,  (LIBOR 3M +
2.750%), 7/31/2025
b
424,259
Cablevision Lightpath, LLC, Term
Loan
711,425
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
711,425
CCI Buyer, Inc., Term Loan
184,538
4.750%,  (LIBOR 3M +
4.000%), 12/17/2027
b
184,735
CommScope, Inc., Term Loan
1,247,775
3.354%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,240,650
E.W. Scripps Company, Term Loan
331,038
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
330,624
Eagle Broadband Investments,
LLC, Term Loan
1,189,025
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
1,187,907
Entercom Media Corporation, Term
Loan
665,503
2.595%,  (LIBOR 1M +
2.500%), 11/17/2024
b
658,349
iHeartCommunications, Inc., Term
Loan
567,794
3.104%,  (LIBOR 1M +
3.000%), 5/1/2026
b
562,474
Intermediate Dutch Holdings, Term
Loan
438,900
4.080%,  (LIBOR 1M +
4.000%), 3/5/2028
b
439,370
Lumen Technologies, Inc., Term
Loan
484,997
2.354%,  (LIBOR 1M +
2.250%), 3/15/2027
b
478,086
Meredith Corporation, Term Loan
615,338
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
628,414

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (9.4%)
a
Value
Communications Services (1.8%) - continued
Metronet Systems Holdings, LLC,
Delayed Draw
$ 63,889
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b,c,d
$ 63,841
Metronet Systems Holdings, LLC,
Term Loan
575,000
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
574,569
NEP Group, Inc., Term Loan
979,937
3.354%,  (LIBOR 1M +
3.250%), 10/20/2025
b
952,988
Nexstar Broadcasting, Inc., Term
Loan
1,109,164
2.592%,  (LIBOR 1M +
2.500%), 9/19/2026
b
1,106,081
ORBCOMM, Inc., Term Loan
505,000
0.000%,  (LIBOR 1M +
4.250%), 6/17/2028
b,c,d
503,738
Radiate Holdco, LLC, Term Loan
1,686,525
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
1,687,149
Terrier Media Buyer, Inc., Term
Loan
925,350
3.604%,  (LIBOR 1M +
3.500%), 12/17/2026
b
920,205
Univision Communications, Inc.,
Term Loan
470,000
0.000%,  (LIBOR 1M +
3.250%), 5/7/2028
b,c,d
467,847
Voyage Australia Property, Ltd.,
Term Loan
480,000
0.000%,  (LIBOR 1M +
3.500%), 5/27/2028
b,c,d,e
480,000
WideOpenWest Finance, LLC,
Term Loan
1,223,835
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
1,219,760
Xplornet Communications, Inc.,
Term Loan
733,717
4.854%,  (LIBOR 1M +
4.750%), 6/10/2027
b
733,452
Total 15,555,923
Consumer Cyclical (1.7%)
ACProducts Holdings, Inc., Term
Loan
895,000
4.417%,  (LIBOR 3M +
4.250%), 5/17/2028
b
889,890
Caesars Resort Collection, LLC,
Term Loan
942,875
4.604%,  (LIBOR 1M +
4.500%), 7/20/2025
b
945,232
Carnival Corporation, Term Loan
470,000
0.000%,  (LIBOR 1M +
3.000%), 6/30/2025
b,c,d
469,530
Cengage Learning, Inc., Term
Loan
468,751
5.250%,  (LIBOR 1M +
4.250%), 6/7/2023
b
469,004
940,000
0.000%,  (LIBOR 1M +
4.750%), 6/29/2026
b,c,d
940,592
Principal
Amount Bank Loans (9.4%)
a
Value
Consumer Cyclical (1.7%) - continued
CP Atlas Buyer, Inc., Term Loan
$ 583,538
4.250%,  (LIBOR 1M +
3.750%), 11/23/2027
b
$ 581,653
Golden Entertainment, Inc., Term
Loan
1,338,362
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
1,328,324
Golden Nugget, LLC, Term Loan
702,652
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
696,974
Harbor Freight Tools USA, Inc.,
Term Loan
920,375
3.750%,  (LIBOR 1M +
3.000%), 10/19/2027
b
919,758
LCPR Loan Financing, LLC, Term
Loan
600,000
3.823%,  (LIBOR 1M +
3.750%), 10/15/2028
b
600,378
Michaels Companies, Inc., Term
Loan
940,000
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
943,422
Osmosis Debt Merger Sub, Inc.,
Delayed Draw
64,375
0.000%,  (LIBOR 1M +
4.000%), 6/17/2028
b,c,d
64,536
Osmosis Debt Merger Sub, Inc.,
Term Loan
515,000
0.000%,  (LIBOR 1M +
4.000%), 6/17/2028
b,c,d
516,288
Raptor Acquisition Corporation,
Term Loan
320,000
0.000%,  (LIBOR 1M +
4.000%), 11/1/2026
b,c,d
320,400
Scientific Games International,
Inc., Term Loan
2,489,180
2.854%,  (LIBOR 1M +
2.750%), 8/14/2024
b
2,470,511
Staples, Inc., Term Loan
264,897
4.676%,  (LIBOR 3M +
4.500%), 9/12/2024
b
260,166
439,453
5.176%,  (LIBOR 3M +
5.000%), 4/12/2026
b
427,645
Stars Group Holdings BV, Term
Loan
581,389
3.647%,  (LIBOR 3M +
3.500%), 7/10/2025
b
581,465
Tenneco, Inc., Term Loan
706,515
3.104%,  (LIBOR 1M +
3.000%), 10/1/2025
b
698,037
Truck Hero, Inc., Term Loan
159,600
4.500%,  (LIBOR 1M +
3.750%), 2/24/2028
b
159,520
Wyndham Hotels & Resorts, Inc.,
Term Loan
520,287
1.854%,  (LIBOR 1M +
1.750%), 5/30/2025
b
515,735
Total 14,799,060
Consumer Non-Cyclical (1.6%)
Adient US, LLC, Term Loan
250,000
3.604%,  (LIBOR 1M +
3.500%), 4/8/2028
b
249,923

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (9.4%)
a
Value
Consumer Non-Cyclical (1.6%) - continued
Bausch Health Americas, Inc.,
Term Loan
$ 1,445,881
3.104%,  (LIBOR 1M +
3.000%), 6/1/2025
b
$ 1,439,201
Blue Ribbon, LLC, Term Loan
640,969
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
631,675
Chobani, LLC, Term Loan
367,225
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
367,838
City Brewing Company, LLC, Term
Loan
365,000
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b,e
366,369
CNT Holdings I Corporation, Term
Loan
473,813
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
473,812
135,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b,e
136,687
Dole Food Company, Inc., Term
Loan
960,952
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b
959,751
Endo Luxembourg Finance
Company I Sarl, Term Loan
448,875
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
432,464
Gainwell Acquistion Corporation,
Term Loan
937,644
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
939,754
Global Medical Response, Inc.,
Term Loan
237,038
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
237,502
2,158,600
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
2,166,695
Lonza Specialty Ingredients, Term
Loan
875,000
0.000%,  (LIBOR 1M +
4.000%), 5/14/2028
b,c,d
875,473
MPH Acquisition Holdings, LLC,
Term Loan
1,730,718
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,725,613
Ortho-Clinical Diagnostics SA,
Term Loan
1,092,385
3.089%,  (LIBOR 1M +
3.000%), 6/30/2025
b
1,091,216
PetSmart, Inc., Term Loan
1,125,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
1,125,281
Precision Medicine Group, LLC,
Delayed Draw
91,731
3.750%,  (LIBOR 1M +
3.000%), 11/20/2027
b,c,d
91,387
Precision Medicine Group, LLC,
Term Loan
699,753
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
697,129
Principal
Amount Bank Loans (9.4%)
a
Value
Consumer Non-Cyclical (1.6%) - continued
Sotera Health Holdings, LLC, Term
Loan
$ 457,000
3.250%,  (LIBOR 3M +
2.750%), 12/13/2026
b
$ 454,907
Total 14,462,677
Energy (0.1%)
Calpine Corporation, Term Loan
920,375
2.610%,  (LIBOR 1M +
2.500%), 12/16/2027
b
913,629
Lealand Finance Company BV,
Term Loan
211,593
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
93,983
Total 1,007,612
Financials (0.5%)
Asurion, LLC, Term Loan
308,450
3.354%,  (LIBOR 1M +
3.250%), 12/23/2026
b
304,789
997,500
3.354%,  (LIBOR 1M +
3.250%), 8/3/2027
b
985,859
630,000
5.354%,  (LIBOR 1M +
5.250%), 2/3/2028
b
634,460
Digicel International Finance, Ltd.,
Term Loan
703,174
3.430%,  (LIBOR 3M +
3.250%), 5/27/2024
b
673,732
MoneyGram International, Inc.,
Term Loan
551,359
7.000%,  (LIBOR 1M +
6.000%), 6/30/2023
b
556,084
NCR Corporation, Term Loan
830,875
2.690%,  (LIBOR 3M +
2.500%), 8/28/2026
b,e
820,489
Northriver Midstream Finance, LP,
Term Loan
466,074
3.452%,  (LIBOR 3M +
3.250%), 10/1/2025
b
461,801
Tiger Acquisition, LLC, Term Loan
310,000
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
b
309,129
Total 4,746,343
Technology (1.0%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
758,485
3.686%,  (LIBOR 3M +
3.500%), 8/21/2026
b
739,842
Crown Subsea Communications
Holding, Inc., Term Loan
877,397
5.750%,  (LIBOR 1M +
5.000%), 4/27/2027
b
882,512
Gogo Intermediate Holdings, LLC,
Term Loan
805,000
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
802,987
Lummus Technology Holdings V,
LLC, Term Loan
483,788
3.604%,  (LIBOR 1M +
3.500%), 6/30/2027
b
480,590

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (9.4%)
a
Value
Technology (1.0%) - continued
Prime Security Services Borrower,
LLC, Term Loan
$ 2,109,713
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
$ 2,107,413
Rackspace Technology Global,
Inc., Term Loan
1,356,600
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
1,348,515
Redstone Holdco 2 LP, Delayed
Draw
129,763
5.500%,  (LIBOR 1M +
4.750%), 4/27/2028
b,c,d
129,331
95,862
0.000%,  (LIBOR 1M +
7.750%), 4/27/2029
b,c,d
94,024
Redstone Holdco 2 LP, Term Loan
331,550
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
330,446
167,174
8.500%,  (LIBOR 3M +
7.750%), 4/27/2029
b
163,969
SS&C Technologies, Inc., Term
Loan
112,456
1.854%,  (LIBOR 1M +
1.750%), 4/16/2025
b
111,050
82,176
1.854%,  (LIBOR 1M +
1.750%), 4/16/2025
b
81,149
Zayo Group Holdings, Inc., Term
Loan
1,416,355
3.104%,  (LIBOR 1M +
3.000%), 3/9/2027
b
1,400,535
Total 8,672,363
Transportation (0.5%)
American Airlines, Inc., Term Loan
1,590,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
1,656,383
Genesee & Wyoming, Inc., Term
Loan
982,563
2.147%,  (LIBOR 3M +
2.000%), 12/30/2026
b
975,468
Hertz Corporation, Term Loan
250,000
0.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b,c,d
249,688
47,115
0.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b,c,d
47,056
SkyMiles IP, Ltd., Term Loan
950,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
1,002,905
United Airlines, Inc., Term Loan
478,800
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
484,651
Total 4,416,151
Utilities (0.5%)
Advanced Drainage Systems, Inc.,
Term Loan
84,977
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
85,269
Blackstone CQP Holdco LP, Term
Loan
1,130,000
4.250%,  (LIBOR 3M +
3.750%), 6/4/2028
b
1,124,915
Principal
Amount Bank Loans (9.4%)
a
Value
Utilities (0.5%) - continued
Core and Main, LP, Term Loan
$ 622,425
3.750%,  (LIBOR 1M +
2.750%), 8/1/2024
b
$ 621,454
EnergySolutions, LLC, Term Loan
401,039
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
397,655
Exgen Renewables IV, LLC, Term
Loan
285,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
284,763
Osmose Utilities Services, Inc.,
Term Loan
200,000
0.000%,  (LIBOR 1M +
3.250%), 6/17/2028
b,c,d
199,000
PG&E Corporation, Term Loan
1,208,895
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
1,191,523
Talen Energy Supply, LLC, Term
Loan
342,000
3.854%,  (LIBOR 1M +
3.750%), 7/8/2026
b
314,428
Total 4,219,007
Total Bank Loans
(cost $82,046,044) 82,203,022
Principal
Amount Long-Term Fixed Income ( 54.6% ) Value
Asset-Backed Securities (2.4%)
510 Asset Backed 2021-NPL1
Trust
600,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
e,g,h
600,000
522 Funding CLO, Ltd.
1,000,000
2.588%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,g
999,493
950,000
4.023%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,g
952,350
Arch Street CLO, Ltd.
975,000
3.638%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,g
975,013
Ares LVII CLO, Ltd.
950,000
4.526%,  (LIBOR 3M +
4.350%), 10/25/2031, Ser.
2020-57A, Class D
b,g
953,315
Babson CLO, Ltd.
1,500,000
3.088%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,g
1,474,125
Benefit Street Partners CLO II, Ltd.
750,000
2.084%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,g
740,545
Cent CLO, LP
2,950,000
2.476%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,g
2,950,445

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.6%) Value
Asset-Backed Securities (2.4%) - continued
Conn's Receivables Funding
$ 88,854
1.710%,  6/16/2025, Ser.
2020-A, Class A
g
$ 88,929
Countrywide Asset-Backed
Certificates
14
5.530%,  4/25/2047, Ser.
2007-4, Class A2
b
0
Dryden 36 Senior Loan Fund
750,000
2.234%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,g
750,052
Foundation Finance Trust
193,563
3.300%,  7/15/2033, Ser.
2017-1A, Class A
g
196,377
Galaxy XIX CLO, Ltd.
350,000
2.026%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,g
350,011
Harley Marine Financing, LLC
1,217,663
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
1,179,460
Longfellow Place CLO, Ltd.
1,550,000
2.484%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,g
1,550,129
Octagon Investment Partners 50,
Ltd.
1,200,000
4.484%,  (LIBOR 3M +
4.300%), 10/15/2033, Ser.
2020-4A, Class D
b,g
1,203,412
Palmer Square Loan Funding, Ltd.
1,000,000
2.438%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,g
1,000,277
Saxon Asset Securities Trust
399,056
4.201%,  8/25/2035, Ser.
2004-2, Class MF2
b
395,832
TCI-Flatiron CLO, Ltd.
2,435,000
2.390%,  (LIBOR 3M +
2.200%), 1/17/2032, Ser.
2016-1A, Class CR2
b,g
2,441,913
THL Credit Wind River CLO, Ltd.
1,250,000
3.034%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,g
1,247,115
VCAT Asset Securitization, LLC
250,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
g,h
249,841
Wind River CLO, Ltd.
725,000
2.119%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,g
725,224
Total 21,023,858
Basic Materials (1.0%)
Air Products and Chemicals, Inc.
55,000 1.500%,  10/15/2025 56,308
Alcoa Nederland Holding BV
420,000 5.500%,  12/15/2027
g
455,616
Anglo American Capital plc
98,000 2.250%,  3/17/2028
g
99,085
Principal
Amount Long-Term Fixed Income (54.6%) Value
Basic Materials (1.0%) - continued
BWAY Holding Company
$ 240,000 5.500%,  4/15/2024
g
$ 242,400
Chemours Company
290,000 5.750%,  11/15/2028
g
310,233
Cleveland-Cliffs, Inc.
250,000 5.875%,  6/1/2027 262,812
160,000 4.625%,  3/1/2029
g,i
168,363
160,000 4.875%,  3/1/2031
g
168,000
Consolidated Energy Finance SA
285,000 6.875%,  6/15/2025
g
290,321
DuPont de Nemours, Inc.
97,000 4.725%,  11/15/2028 115,648
EI du Pont de Nemours &
Company
78,000 1.700%,  7/15/2025 79,991
First Quantum Minerals, Ltd.
470,000 7.500%,  4/1/2025
g
487,625
90,000 6.875%,  10/15/2027
g
98,073
Freeport-McMoRan, Inc.
360,000 4.125%,  3/1/2028 375,750
390,000 4.250%,  3/1/2030 417,788
Glencore Funding, LLC
147,000 4.000%,  3/27/2027
g
162,928
Hecla Mining Company
120,000 7.250%,  2/15/2028 131,100
Hudbay Minerals, Inc.
280,000 4.500%,  4/1/2026
g
281,050
Ingevity Corporation
430,000 3.875%,  11/1/2028
g
426,775
Kraton Polymers, LLC
380,000 4.250%,  12/15/2025
g
387,600
LYB International Finance III, LLC
137,000 1.250%,  10/1/2025 136,658
Mercer International, Inc.
270,000 5.125%,  2/1/2029
g
277,830
Mosaic Company
55,000 3.250%,  11/15/2022 56,935
147,000 4.050%,  11/15/2027 164,812
Novelis Corporation
270,000 5.875%,  9/30/2026
g
280,869
160,000 4.750%,  1/30/2030
g
168,000
Nucor Corporation
56,000 2.000%,  6/1/2025 57,947
Nutrien, Ltd.
98,000 4.000%,  12/15/2026 110,430
OCI NV
428,000 4.625%,  10/15/2025
g
446,325
Olin Corporation
500,000 5.125%,  9/15/2027 520,000
SCIH Salt Holdings, Inc.
275,000 4.875%,  5/1/2028
g
274,967
Steel Dynamics, Inc.
67,000 2.400%,  6/15/2025 70,062
Syngenta Finance NV
195,000 5.182%,  4/24/2028
g
222,846
United States Steel Corporation
360,000 6.875%,  3/1/2029 385,200
Venator Finance SARL
290,000 5.750%,  7/15/2025
g
284,925

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.6%) Value
Basic Materials (1.0%) - continued
Westlake Chemical Corporation
$ 98,000 3.600%,  8/15/2026 $ 106,808
Xstrata Finance Canada, Ltd.
163,000 4.950%,  11/15/2021
g
165,667
Total 8,747,747
Capital Goods (1.7%)
AECOM
450,000 5.125%,  3/15/2027 501,920
Amsted Industries, Inc.
315,000 5.625%,  7/1/2027
g
331,931
Ardagh Packaging Finance plc
259,000 6.000%,  2/15/2025
g
267,158
295,000 5.250%,  8/15/2027
g
300,900
Boeing Company
255,000 4.875%,  5/1/2025 285,719
166,000 2.196%,  2/4/2026 167,587
147,000 3.250%,  3/1/2028 154,237
196,000 5.150%,  5/1/2030 232,094
Bombardier, Inc.
290,000 7.500%,  3/15/2025
g
298,221
80,000 7.125%,  6/15/2026
g
83,760
290,000 7.875%,  4/15/2027
g
300,875
Brand Industrial Services, Inc.
140,000 8.500%,  7/15/2025
g
142,342
BWAY Holding Company
290,000 7.250%,  4/15/2025
g
284,200
Carrier Global Corporation
147,000 2.722%,  2/15/2030 152,397
Caterpillar Financial Services
Corporation
111,000 1.450%,  5/15/2025 113,743
Chart Industries, Inc., Convertible
232,000 1.000%,  11/15/2024
g
587,105
CNH Industrial Capital, LLC
67,000 1.950%,  7/2/2023 68,682
Cornerstone Building Brands, Inc.
390,000 6.125%,  1/15/2029
g
418,275
Covanta Holding Corporation
280,000 6.000%,  1/1/2027 291,200
95,000 5.000%,  9/1/2030 99,750
CP Atlas Buyer, Inc.
250,000 7.000%,  12/1/2028
g
259,063
Crown Americas Capital
Corporation IV
70,000 4.500%,  1/15/2023 73,325
Crown Cork & Seal Company, Inc.
410,000 7.375%,  12/15/2026 502,250
General Electric Company
495,000
3.449%,  (LIBOR 3M +
3.330%), 9/15/2021
b,j
485,100
98,000 3.625%,  5/1/2030 109,278
GFL Environmental, Inc.
100,000 4.000%,  8/1/2028
g
98,785
280,000 3.500%,  9/1/2028
g
279,300
H&E Equipment Services, Inc.
310,000 3.875%,  12/15/2028
g
305,040
Honeywell International, Inc.
111,000 1.350%,  6/1/2025 113,047
Principal
Amount Long-Term Fixed Income (54.6%) Value
Capital Goods (1.7%) - continued
Howmet Aerospace, Inc.
$ 360,000 6.875%,  5/1/2025 $ 419,033
Huntington Ingalls Industries, Inc.
147,000 4.200%,  5/1/2030 167,890
Jeld-Wen, Inc.
340,000 4.625%,  12/15/2025
g
346,378
John Deere Capital Corporation
104,000 2.050%,  1/9/2025 108,743
147,000 1.500%,  3/6/2028 146,108
KBR, Inc., Convertible
556,000 2.500%,  11/1/2023 871,808
Meritage Homes Corporation
146,000 3.875%,  4/15/2029
g
151,110
Meritor, Inc.
200,000 4.500%,  12/15/2028
g
202,750
NESCO Holdings II, Inc.
95,000 5.500%,  4/15/2029
g
99,156
Otis Worldwide Corporation
172,000 2.056%,  4/5/2025 178,696
Owens-Brockway Glass Container,
Inc.
250,000 5.875%,  8/15/2023
g
269,593
Parker-Hannifin Corporation
97,000 2.700%,  6/14/2024 102,200
Patrick Industries, Inc., Convertible
149,000 1.000%,  2/1/2023
i
160,734
Raytheon Technologies
Corporation
98,000 4.125%,  11/16/2028 112,755
Republic Services, Inc.
98,000 3.950%,  5/15/2028 111,484
Roper Technologies, Inc.
117,000 2.350%,  9/15/2024 122,705
111,000 1.000%,  9/15/2025 110,438
Siemens
Financieringsmaatschappij NV
147,000 1.700%,  3/11/2028
g
147,863
SRM Escrow Issuer, LLC
425,000 6.000%,  11/1/2028
g
450,500
Standard Industries, Inc.
380,000 4.375%,  7/15/2030
g
391,875
Sunpower Corporation,
Convertible
143,000 4.000%,  1/15/2023 201,816
Textron, Inc.
147,000 3.650%,  3/15/2027 162,843
Titan Acquisition, Ltd.
125,000 7.750%,  4/15/2026
g
129,531
TransDigm, Inc.
220,000 6.250%,  3/15/2026
g
232,100
820,000 5.500%,  11/15/2027 854,850
70,000 4.625%,  1/15/2029
g
70,025
United Rentals North America, Inc.
340,000 4.875%,  1/15/2028 360,570
240,000 4.000%,  7/15/2030 247,200
United Technologies Corporation
146,000 3.950%,  8/16/2025 162,379
W.W. Grainger, Inc.
115,000 1.850%,  2/15/2025 119,054

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.6%) Value
Capital Goods (1.7%) - continued
Waste Pro USA, Inc.
$ 140,000 5.500%,  2/15/2026
g
$ 144,515
WESCO Distribution, Inc.
330,000 7.250%,  6/15/2028
g
367,571
Total 15,031,557
Collateralized Mortgage Obligations (5.2%)
Alternative Loan Trust
456,602
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 364,039
Banc of America Alternative Loan
Trust
656,234
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 653,373
Banc of America Mortgage
Securities Trust
516,533
2.604%,  9/25/2035, Ser.
2005-H, Class 3A1
b
519,256
Bear Stearns Adjustable Rate
Mortgage Trust
40,347
2.410%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
41,119
Bellemeade Re, Ltd.
896,075
1.692%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
896,652
153,525
3.492%,  (LIBOR 1M +
3.400%), 6/25/2030, Ser.
2020-1A, Class M1B
b,g
153,583
97,176
2.392%,  (LIBOR 1M +
2.300%), 8/26/2030, Ser.
2020-2A, Class M1A
b,g
97,217
Business Jet Securities, LLC
400,219
2.981%,  11/15/2035, Ser.
2020-1A, Class A
g
407,446
CHL Mortgage Pass-Through Trust
805,519
2.764%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
740,296
345,591
2.586%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
358,325
1,017,687
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 783,382
CIM Trust
521,697
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
550,288
Citigroup Mortgage Loan Trust,
Inc.
120,268
2.603%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
116,877
1,056,605
2.880%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
1,055,811
Countrywide Alternative Loan Trust
501,487
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 496,787
226,797
2.745%,  10/25/2035, Ser.
2005-43, Class 4A1
b
215,229
199,373
2.888%,  10/25/2035, Ser.
2005-43, Class 1A1
b
196,752
270,420
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 260,213
841,164
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 428,198
Principal
Amount Long-Term Fixed Income (54.6%) Value
Collateralized Mortgage Obligations (5.2%) -
continued
Countrywide Home Loan
Mortgage Pass Through Trust
$ 326,031
2.605%,  11/25/2035, Ser.
2005-22, Class 2A1
b
$ 310,483
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
777,480
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 783,168
Eagle Re, Ltd.
812,112
1.892%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,g
814,792
Federal Home Loan Mortgage
Corporation
2,060,662
3.500%,  8/15/2035, Ser.
345, Class C8
k
230,678
Federal Home Loan Mortgage
Corporation - REMIC
466,179
2.500%,  12/15/2022, Ser.
4155, Class AI
k
5,916
483,225
2.500%,  5/15/2027, Ser.
4106, Class HI
k
19,325
1,648,036
3.000%,  5/15/2027, Ser.
4046, Class GI
k
84,484
1,305,381
3.000%,  7/15/2027, Ser.
4084, Class NI
k
75,431
2,051,242
3.000%,  7/15/2027, Ser.
4074, Class IO
k
120,603
607,225
2.500%,  2/15/2028, Ser.
4162, Class AI
k
30,615
1,379,092
2.500%,  2/15/2028, Ser.
4161, Class UI
k
74,596
1,990,544
2.500%,  3/15/2028, Ser.
4177, Class EI
k
104,763
1,970,974
3.500%,  10/15/2032, Ser.
4119, Class KI
k
231,215
1,141,286
3.000%,  2/15/2033, Ser.
4170, Class IG
k
110,913
2,289,717
3.000%,  4/15/2033, Ser.
4203, Class DI
k
165,901
Federal National Mortgage
Association - REMIC
2,728,329
3.000%,  7/25/2027, Ser.
2012-73, Class DI
k
140,771
1,797,059
3.000%,  7/25/2027, Ser.
2012-74, Class AI
k
83,014
3,359,628
3.000%,  8/25/2027, Ser.
2012-95, Class HI
k
149,950
1,715,091
3.500%,  9/25/2027, Ser.
2012-98, Class YI
k
104,532
4,723,298
3.000%,  11/25/2027, Ser.
2012-121, Class BI
k
294,210
2,411,436
3.000%,  12/25/2027, Ser.
2012-139, Class DI
k
119,484
1,289,787
2.500%,  1/25/2028, Ser.
2012-152, Class AI
k
64,760
3,241,747
3.000%,  1/25/2028, Ser.
2012-147, Class EI
k
163,264
980,207
2.500%,  2/25/2028, Ser.
2013-46, Class CI
k
41,544
1,729,483
3.000%,  2/25/2028, Ser.
2013-2, Class GI
k
98,789
621,827
3.000%,  4/25/2028, Ser.
2013-30, Class DI
k
37,570

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.6%) Value
Collateralized Mortgage Obligations (5.2%) -
continued
$ 2,358,250
3.000%,  11/25/2031, Ser.
2013-69, Class IO
k
$ 114,851
1,530,550
3.000%,  2/25/2033, Ser.
2013-1, Class YI
k
150,852
13,481,687
1.500%,  2/25/2036, Ser.
2021-1, Class IY
k
871,045
7,475,259
1.500%,  2/25/2036, Ser.
2021-3, Class UI
k
406,660
First Horizon Alternative Mortgage
Securities Trust
222,594
2.374%,  3/25/2035, Ser.
2005-AA2, Class 1A1
b
210,470
215,727
2.515%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
210,848
Genworth Mortgage Insurance
Corporation
295,470
1.992%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,g
295,471
750,000
2.142%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,g
753,056
GMAC Mortgage Corporation
Loan Trust
463,231
3.095%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
450,331
Government National Mortgage
Association
532,922
4.000%,  1/16/2027, Ser.
2012-3, Class IO
k
30,369
IndyMac IMJA Mortgage Loan
Trust
615,926
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 399,106
IndyMac INDX Mortgage Loan
Trust
1,729,151
0.512%,  (LIBOR 1M +
0.420%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
1,636,520
J.P. Morgan Alternative Loan Trust
533,199
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 427,885
J.P. Morgan Mortgage Trust
94,276
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 102,812
404,573
2.889%,  2/25/2036, Ser.
2006-A1, Class 2A2
b
354,592
Legacy Mortgage Asset Trust
1,193,209
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
g,h
1,200,937
Master Asset Securitization Trust
646,356
0.592%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
132,237
MASTR Alternative Loans Trust
234,382
0.542%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
32,407
Merrill Lynch Alternative Note
Asset Trust
319,971
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 200,740
Principal
Amount Long-Term Fixed Income (54.6%) Value
Collateralized Mortgage Obligations (5.2%) -
continued
Merrill Lynch Mortgage Investors
Trust
$ 730,917
2.975%,  6/25/2035, Ser.
2005-A5, Class M1
b
$ 450,203
Oaktown Re II, Ltd.
413,106
1.642%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
b,g
413,204
Palmer Square Loan Funding, Ltd.
1,250,000
1.878%,  (LIBOR 3M +
1.750%), 7/20/2029, Ser.
2021-3A, Class B
b,d,g
1,250,000
Preston Ridge Partners Mortgage
Trust, LLC
1,279,834
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
1,286,640
950,179
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,g
955,515
660,187
3.671%,  8/25/2025, Ser.
2020-2, Class A1
g,h
664,658
Pretium Mortgage Credit Partners,
LLC
950,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
e,g,h
950,000
Radnor RE, Ltd.
103,037
1.492%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
b,g
103,059
1,700,000
2.792%,  (LIBOR 1M +
2.700%), 3/25/2028, Ser.
2018-1, Class M2
b,g
1,717,171
RCO Mortgage, LLC
719,254
3.475%,  11/25/2024, Ser.
2019-2, Class A1
g,h
720,904
Renaissance Home Equity Loan
Trust
1,158,339
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
h
645,533
Residential Accredit Loans, Inc.
Trust
505,014
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 498,310
230,212
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 229,844
304,926
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 297,088
482,044
5.750%,  4/25/2037, Ser.
2007-QS6, Class A28 462,777
295,384
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 290,201
Residential Asset Securitization
Trust
407,857
2.095%,  1/25/2034, Ser.
2004-IP1, Class A1
b
416,998
1,059,643
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 1,095,844
Residential Funding Mortgage
Security I Trust
634,753
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 611,766
Sequoia Mortgage Trust
551,560
2.862%,  9/20/2046, Ser.
2007-1, Class 4A1
b
426,624

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.6%) Value
Collateralized Mortgage Obligations (5.2%) -
continued
Silver Hill Trust
$ 783,025
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,g
$ 801,839
Stanwich Mortgage Loan Trust
505,890
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
g,h
507,035
Starwood Mortgage Residential
Trust
1,175,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,g
1,212,979
Structured Adjustable Rate
Mortgage Loan Trust
211,005
3.087%,  7/25/2035, Ser.
2005-15, Class 4A1
b
196,424
139,145
3.176%,  9/25/2035, Ser.
2005-18, Class 1A1
b
112,613
Structured Asset Mortgage
Investments, Inc.
476,150
0.712%,  (LIBOR 1M +
0.620%), 12/25/2035, Ser.
2005-AR4, Class A1
b
459,179
Toorak Mortgage Corporation
1,250,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
g,h
1,256,555
Toorak Mortgage Corporation, Ltd.
1,052,655
4.458%,  3/25/2022, Ser.
2019-1, Class A1
g,h
1,057,349
Vericrest Opportunity Loan
Transferee
950,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
g,h
945,561
1,150,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
g,h
1,147,253
225,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
g,h
224,877
400,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
g,h
399,678
1,250,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
g,h
1,248,253
WaMu Mortgage Pass Through
Certificates
590,341
0.987%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
554,748
579,119
1.593%,  (COF 11 + 1.250%),
3/25/2047, Ser. 2007-OA2,
Class 2A
b
563,953
Washington Mutual Mortgage Pass
Through Certificates
685,308
7.000%,  4/25/2037, Ser.
2007-2, Class 1A1 399,061
Washington Mutual Mortgage
Pass-Through Certificates
350,902
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 350,696
Total 45,701,195
Commercial Mortgage-Backed Securities (0.2%)
BFLD Trust
950,000
1.773%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,g
957,146
Principal
Amount Long-Term Fixed Income (54.6%) Value
Commercial Mortgage-Backed Securities (0.2%)
- continued
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 2,999,622
2.080%,  1/25/2031, Ser.
KLU3, Class X1
b,k,l
$ 418,934
Total 1,376,080
Communications Services (2.5%)
Altice France SA
135,000 8.125%,  2/1/2027
g
147,082
290,000 5.125%,  7/15/2029
g
291,421
AMC Networks, Inc.
340,000 4.250%,  2/15/2029 342,975
American Tower Corporation
96,000 3.375%,  5/15/2024 102,673
195,000 4.400%,  2/15/2026 220,171
147,000 3.800%,  8/15/2029 163,790
AT&T, Inc.
190,000 4.450%,  4/1/2024 207,470
195,000 1.700%,  3/25/2026 197,061
147,000 4.300%,  2/15/2030 169,906
Cable One, Inc., Convertible
130,000 1.125%,  3/15/2028
g
132,212
CCO Holdings, LLC
570,000 5.500%,  5/1/2026
g
589,323
460,000 5.125%,  5/1/2027
g
482,494
460,000 4.750%,  3/1/2030
g
486,450
Cengage Learning, Inc.
410,000 9.500%,  6/15/2024
g,i
419,737
Charter Communications
Operating, LLC
170,000 4.500%,  2/1/2024 185,159
104,000 4.908%,  7/23/2025 117,823
147,000 5.050%,  3/30/2029 173,635
Clear Channel Worldwide
Holdings, Inc.
350,000 7.750%,  4/15/2028
g,i
366,632
Comcast Corporation
38,000 3.700%,  4/15/2024 41,206
117,000 3.950%,  10/15/2025 131,096
117,000 2.350%,  1/15/2027 122,720
245,000 3.400%,  4/1/2030 270,442
Consolidated Communications,
Inc.
160,000 5.000%,  10/1/2028
g
162,200
Crown Castle International
Corporation
98,000 3.800%,  2/15/2028 108,886
CSC Holdings, LLC
540,000 5.375%,  2/1/2028
g
571,293
215,000 4.125%,  12/1/2030
g
213,656
Cumulus Media New Holdings,
Inc.
260,000 6.750%,  7/1/2026
g,i
272,025
Deutsche Telekom International
Finance BV
105,000 2.485%,  9/19/2023
g
109,186
Discovery Communications, LLC
114,000 2.950%,  3/20/2023 118,619

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.6%) Value
Communications Services (2.5%) - continued
DISH DBS Corporation
$ 250,000 7.375%,  7/1/2028 $ 269,032
Entercom Media Corporation
250,000 6.500%,  5/1/2027
g
260,000
Fox Corporation
157,000 4.030%,  1/25/2024 170,080
97,000 4.709%,  1/25/2029 113,883
Front Range BidCo, Inc.
380,000 4.000%,  3/1/2027
g
377,386
250,000 6.125%,  3/1/2028
g
255,313
Frontier Communications
Corporation
230,000 5.875%,  10/15/2027
g
246,387
GCI, LLC
290,000 4.750%,  10/15/2028
g
296,815
Hughes Satellite Systems
Corporation
150,000 6.625%,  8/1/2026 168,188
iHeartCommunications, Inc.
290,000 4.750%,  1/15/2028
g
298,338
LCPR Senior Secured Financing
DAC
250,000 6.750%,  10/15/2027
g
269,425
Level 3 Financing, Inc.
480,000 4.625%,  9/15/2027
g
498,202
490,000 4.250%,  7/1/2028
g
497,232
Liberty Interactive, LLC,
Convertible
172,000 3.500%,  1/15/2031 197,043
Ligado Networks, LLC
151,332
0.000%,PIK 15.500%,
11/1/2023
f,g
149,129
Netflix, Inc.
111,000 5.875%,  2/15/2025 128,269
735,000 4.875%,  4/15/2028 854,438
Nexstar Escrow Corporation
400,000 5.625%,  7/15/2027
g
424,000
NTT Finance Corporation
117,000 1.162%,  4/3/2026
g
116,731
Omnicom Group, Inc.
147,000 4.200%,  6/1/2030 169,703
Radiate Holdco, LLC
155,000 6.500%,  9/15/2028
g
162,851
Scripps Escrow II, Inc.
150,000 5.375%,  1/15/2031
g
149,526
Scripps Escrow, Inc.
185,000 5.875%,  7/15/2027
g
191,540
SFR Group SA
286,000 7.375%,  5/1/2026
g
297,420
Sinclair Television Group, Inc.
430,000 5.500%,  3/1/2030
g,i
438,424
Sirius XM Radio, Inc.
375,000 5.000%,  8/1/2027
g
392,906
200,000 4.000%,  7/15/2028
g
206,000
Sprint Capital Corporation
400,000 6.875%,  11/15/2028 513,000
295,000 8.750%,  3/15/2032 448,400
Sprint Corporation
960,000 7.625%,  2/15/2025 1,140,605
Terrier Media Buyer, Inc.
210,000 8.875%,  12/15/2027
g
227,063
Principal
Amount Long-Term Fixed Income (54.6%) Value
Communications Services (2.5%) - continued
T-Mobile USA, Inc.
$ 113,000 3.500%,  4/15/2025 $ 122,474
146,000 3.750%,  4/15/2027 161,330
196,000 3.875%,  4/15/2030 219,093
40,000 2.875%,  2/15/2031 39,700
United States Cellular Corporation
250,000 6.700%,  12/15/2033 306,250
Uniti Group, LP
90,000 4.750%,  4/15/2028
g
89,775
140,000 6.500%,  2/15/2029
g
140,350
Univision Communications, Inc.
520,000 6.625%,  6/1/2027
g
563,446
VeriSign, Inc.
210,000 4.750%,  7/15/2027 222,863
Verizon Communications, Inc.
98,000 0.750%,  3/22/2024 98,421
133,000
1.256%,  (LIBOR 3M +
1.100%), 5/15/2025
b
137,167
222,000 0.850%,  11/20/2025 219,569
195,000 2.100%,  3/22/2028 199,078
147,000 3.150%,  3/22/2030 158,726
98,000 2.550%,  3/21/2031 100,168
Viacom, Inc.
118,000 5.875%,  2/28/2057
b
120,089
Viasat, Inc.
410,000 5.625%,  9/15/2025
g
417,790
Vodafone Group plc
220,000 7.000%,  4/4/2079
b
266,581
VTR Finance NV
190,000 6.375%,  7/15/2028
g
201,400
Walt Disney Company
195,000 1.750%,  1/13/2026 200,502
97,000 3.800%,  3/22/2030 110,770
Ziggo BV
474,000 5.500%,  1/15/2027
g
492,486
135,000 4.875%,  1/15/2030
g
138,375
Total 21,571,075
Consumer Cyclical (3.5%)
1011778 B.C., ULC
440,000 4.375%,  1/15/2028
g
446,050
Allied Universal Holdco, LLC
150,000 6.625%,  7/15/2026
g
159,034
410,000 4.625%,  6/1/2028
g
410,321
135,000 6.000%,  6/1/2029
g
136,862
Allison Transmission, Inc
410,000 3.750%,  1/30/2031
g
402,977
Amazon.com, Inc.
195,000 1.650%,  5/12/2028 196,665
98,000 1.500%,  6/3/2030 95,796
American Axle & Manufacturing,
Inc.
480,000 6.500%,  4/1/2027 508,800
American Honda Finance
Corporation
49,000 1.200%,  7/8/2025 49,342
Best Buy Company, Inc.
98,000 1.950%,  10/1/2030 95,054
Bloomin' Brands, Inc., Convertible
149,000 5.000%,  5/1/2025 361,232

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.6%) Value
Consumer Cyclical (3.5%) - continued
BMW Finance NV
$ 109,000 2.250%,  8/12/2022
g
$ 111,319
Booking Holdings, Inc.,
Convertible
74,000 0.900%,  9/15/2021 80,364
Boyd Gaming Corporation
270,000 4.750%,  6/15/2031
g
280,125
Boyne USA, Inc.
210,000 4.750%,  5/15/2029
g
216,663
Brookfield Residential Properties,
Inc.
290,000 6.250%,  9/15/2027
g
306,312
310,000 5.000%,  6/15/2029
g
312,325
Burlington Stores, Inc., Convertible
581,000 2.250%,  4/15/2025 923,064
Caesars Entertainment, Inc.
95,000 8.125%,  7/1/2027
g
105,659
Carnival Corporation
300,000 11.500%,  4/1/2023
g
337,620
100,000 7.625%,  3/1/2026
g
108,625
410,000 5.750%,  3/1/2027
g
429,475
Cedar Fair, LP
380,000 5.250%,  7/15/2029 391,400
Churchill Downs, Inc.
185,000 4.750%,  1/15/2028
g
191,421
Cinemark USA, Inc.
330,000 5.875%,  3/15/2026
g
345,328
Clarios Global, LP
140,000 8.500%,  5/15/2027
g
152,628
Colt Merger Sub, Inc.
620,000 6.250%,  7/1/2025
g
657,200
D.R. Horton, Inc.
56,000 2.600%,  10/15/2025 59,009
Daimler Finance North America,
LLC
150,000 1.450%,  3/2/2026
g
150,671
Dana, Inc.
305,000 5.625%,  6/15/2028 330,071
Darden Restaurants, Inc.
195,000 3.850%,  5/1/2027 216,643
Dick's Sporting Goods Inc.,
Convertible
232,000 3.250%,  4/15/2025 686,575
Empire Communities Corporation
290,000 7.000%,  12/15/2025
g
304,500
Expedia Group, Inc.
147,000 4.625%,  8/1/2027 166,131
146,000 3.250%,  2/15/2030 152,504
Expedia Group, Inc., Convertible
212,000 Zero Coupon,  2/15/2026
g,i
228,960
Ford Motor Company
170,000 9.000%,  4/22/2025 209,588
100,000 9.625%,  4/22/2030 143,500
355,000 7.450%,  7/16/2031 466,825
Ford Motor Company, Convertible
792,000 Zero Coupon,  3/15/2026
g
875,655
Ford Motor Credit Company, LLC
990,000 4.063%,  11/1/2024 1,053,013
720,000 4.134%,  8/4/2025 769,493
Forestar Group, Inc.
185,000 3.850%,  5/15/2026
g
186,674
Principal
Amount Long-Term Fixed Income (54.6%) Value
Consumer Cyclical (3.5%) - continued
General Motors Company
$ 111,000 6.125%,  10/1/2025 $ 131,402
147,000 6.800%,  10/1/2027 185,157
General Motors Financial
Company, Inc.
108,000 3.150%,  6/30/2022 110,588
233,000 3.950%,  4/13/2024 250,662
43,000 2.900%,  2/26/2025 45,517
111,000 2.750%,  6/20/2025 116,871
196,000 5.700%,  9/30/2030
b,j
219,520
97,000 2.700%,  6/10/2031 97,349
Goodyear Tire & Rubber Company
185,000 5.000%,  7/15/2029
g
193,695
135,000 5.250%,  7/15/2031
g
141,075
Hanesbrands, Inc.
405,000 4.875%,  5/15/2026
g
437,400
Harley-Davidson Financial
Services, Inc.
180,000 4.050%,  2/4/2022
g
183,780
Herc Holdings, Inc.
260,000 5.500%,  7/15/2027
g
274,097
Hilton Domestic Operating
Company, Inc.
495,000 4.875%,  1/15/2030 528,412
Hilton Grand Vacations Borrower
Escrow, LLC
365,000 5.000%,  6/1/2029
g
373,212
Hyundai Capital America
78,000 1.800%,  10/15/2025
g
79,141
147,000 3.000%,  2/10/2027
g
155,733
International Game Technology plc
315,000 5.250%,  1/15/2029
g
337,837
KB Home
240,000 4.800%,  11/15/2029 260,033
Kohl's Corporation
147,000 3.375%,  5/1/2031 152,184
L Brands, Inc.
420,000 6.625%,  10/1/2030
g
486,150
100,000 6.875%,  11/1/2035 126,625
Landry's, Inc.
320,000 6.750%,  10/15/2024
g
323,270
Lennar Corporation
65,000 4.125%,  1/15/2022 65,650
6,000 4.875%,  12/15/2023 6,531
58,000 5.875%,  11/15/2024 65,918
110,000 4.750%,  5/30/2025 123,338
Live Nation Entertainment, Inc.
200,000 3.750%,  1/15/2028
g
200,884
Lowe's Companies, Inc.
144,000 4.000%,  4/15/2025 159,330
195,000 4.500%,  4/15/2030 230,672
Magic MergerCo, Inc.
260,000 5.250%,  5/1/2028
g
266,742
Marriott International, Inc.
223,000 3.750%,  10/1/2025 240,245
146,000 4.625%,  6/15/2030 168,149
Mattamy Group Corporation
430,000 5.250%,  12/15/2027
g
449,350
McDonald's Corporation
294,000 3.800%,  4/1/2028 332,648

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.6%) Value
Consumer Cyclical (3.5%) - continued
MGM Resorts International
$ 575,000 5.750%,  6/15/2025 $ 634,081
Netflix, Inc
97,000 5.875%,  11/15/2028 119,061
Nissan Motor Company, Ltd.
116,000 3.043%,  9/15/2023
g
120,984
O'Reilly Automotive, Inc.
147,000 3.900%,  6/1/2029 165,983
Penn National Gaming, Inc.
270,000 4.125%,  7/1/2029
d,g
269,663
PetSmart, Inc.
230,000 4.750%,  2/15/2028
g
238,913
210,000 7.750%,  2/15/2029
g
231,525
Prime Security Services Borrower,
LLC
650,000 5.750%,  4/15/2026
g
718,036
Procter & Gamble Company
98,000 1.200%,  10/29/2030 93,454
Real Hero Merger Sub 2, Inc.
210,000 6.250%,  2/1/2029
g
217,812
Realogy Group, LLC
350,000 5.750%,  1/15/2029
g
365,887
Rite Aid Corporation
320,000 7.500%,  7/1/2025
g
324,000
Ross Stores, Inc.
98,000 1.875%,  4/15/2031 94,888
Royal Caribbean Cruises, Ltd.
400,000 9.125%,  6/15/2023
g
439,000
460,000 4.250%,  7/1/2026
g
459,425
150,000 5.500%,  4/1/2028
g
157,095
Scientific Games International, Inc.
355,000 5.000%,  10/15/2025
g
366,538
350,000 7.250%,  11/15/2029
g
394,800
SeaWorld Parks and
Entertainment, Inc.
200,000 9.500%,  8/1/2025
g
214,500
Six Flags Entertainment
Corporation
195,000 5.500%,  4/15/2027
g,i
201,109
Six Flags Theme Parks, Inc.
190,000 7.000%,  7/1/2025
g
204,763
Staples, Inc.
430,000 7.500%,  4/15/2026
g
445,366
Target Corporation
98,000 2.350%,  2/15/2030 102,359
Tenneco, Inc.
335,000 5.000%,  7/15/2026 333,225
Toll Brothers Finance Corporation
222,000 5.875%,  2/15/2022 226,464
146,000 4.350%,  2/15/2028 160,235
Toyota Motor Credit Corporation
147,000 1.900%,  4/6/2028 149,776
Uber Technologies, Inc.
210,000 6.250%,  1/15/2028
g
226,004
Vista Outdoor, Inc.
350,000 4.500%,  3/15/2029
g
356,125
Volkswagen Group of America
Finance, LLC
200,000 4.250%,  11/13/2023
g
216,152
56,000 3.350%,  5/13/2025
g
60,430
Principal
Amount Long-Term Fixed Income (54.6%) Value
Consumer Cyclical (3.5%) - continued
Wyndham Destinations, Inc.
$ 250,000 6.625%,  7/31/2026
g
$ 283,250
Wyndham Hotels & Resorts, Inc.
150,000 4.375%,  8/15/2028
g
155,732
Yum! Brands, Inc.
390,000 4.750%,  1/15/2030
g
422,179
ZF North America Capital, Inc.
200,000 4.750%,  4/29/2025
g
216,000
Total 30,715,454
Consumer Non-Cyclical (3.2%)
Abbott Laboratories
195,000 3.875%,  9/15/2025 217,567
AbbVie, Inc.
108,000 2.900%,  11/6/2022 111,590
107,000 2.800%,  3/15/2023 110,547
457,000 3.600%,  5/14/2025 498,677
195,000 3.200%,  11/21/2029 211,779
Agilent Technologies, Inc
98,000 2.300%,  3/12/2031 97,993
Albertson's Companies, Inc.
610,000 3.500%,  3/15/2029
g
603,137
190,000 4.875%,  2/15/2030
g
202,637
Altria Group, Inc.
119,000 4.400%,  2/14/2026 134,642
98,000 4.800%,  2/14/2029 113,619
Amgen, Inc.
147,000 2.450%,  2/21/2030 151,530
Anheuser-Busch Companies, LLC
113,000 3.650%,  2/1/2026 124,773
Anheuser-Busch InBev Worldwide,
Inc.
195,000 4.750%,  1/23/2029 232,297
Anthem, Inc.
166,000 2.375%,  1/15/2025 173,839
147,000 2.550%,  3/15/2031 151,488
Astrazeneca Finance, LLC
195,000 1.750%,  5/28/2028 194,812
AstraZeneca plc
194,000 0.700%,  4/8/2026 188,884
BAT Capital Corporation
89,000 3.222%,  8/15/2024 94,532
BAT International Finance plc
111,000 1.668%,  3/25/2026 110,938
Bausch Health Companies, Inc.
55,000 5.000%,  1/30/2028
g
52,181
450,000 5.000%,  2/15/2029
g
419,625
Becton, Dickinson and Company
147,000 2.823%,  5/20/2030 153,964
Boston Scientific Corporation
144,000 3.450%,  3/1/2024 153,735
Bristol-Myers Squibb Company
195,000 3.200%,  6/15/2026 214,053
146,000 3.900%,  2/20/2028 166,956
Bunge, Ltd. Finance Corporation
196,000 2.750%,  5/14/2031 198,150
Cargill, Inc.
114,000 1.375%,  7/23/2023
g
116,113
Centene Corporation
172,000 5.375%,  8/15/2026
g
179,740

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.6%) Value
Consumer Non-Cyclical (3.2%) - continued
$ 290,000 4.250%,  12/15/2027 $ 305,587
165,000 4.625%,  12/15/2029 181,462
805,000 3.000%,  10/15/2030 826,960
Central Garden & Pet Company
350,000 4.125%,  10/15/2030 357,438
Cigna Corporation
156,000 4.125%,  11/15/2025 174,820
Community Health Systems, Inc.
140,000 5.625%,  3/15/2027
g
149,450
200,000 6.000%,  1/15/2029
g
214,000
370,000 6.875%,  4/15/2029
g
387,194
Conagra Brands, Inc.
118,000 4.300%,  5/1/2024 129,425
Constellation Brands, Inc.
195,000 3.150%,  8/1/2029 209,118
CVS Health Corporation
108,000 2.750%,  12/1/2022 110,976
149,000 4.100%,  3/25/2025 165,203
196,000 4.300%,  3/25/2028 225,186
98,000 3.750%,  4/1/2030 109,669
DaVita, Inc.
470,000 4.625%,  6/1/2030
g
483,263
Diageo Capital plc
133,000 1.375%,  9/29/2025 135,180
Edgewell Personal Care Company
200,000 5.500%,  6/1/2028
g
212,000
Encompass Health Corporation
445,000 4.500%,  2/1/2028 461,674
Endo Finance, LLC
190,000 9.500%,  7/31/2027
g
193,800
Energizer Holdings, Inc.
335,000 4.375%,  3/31/2029
g
335,345
Estee Lauder Companies, Inc.
98,000 1.950%,  3/15/2031 98,050
General Mills, Inc.
97,000 4.200%,  4/17/2028 111,820
Gilead Sciences, Inc.
147,000 2.950%,  3/1/2027 158,405
H. J. Heinz Company
100,000 5.200%,  7/15/2045 124,144
HCA, Inc.
985,000 5.375%,  2/1/2025 1,111,080
244,000 5.250%,  6/15/2026 282,445
HLF Financing Sarl, LLC
365,000 4.875%,  6/1/2029
g
367,738
Illumina, Inc.
350,000 9.000%,  7/1/2028
g
390,257
Imperial Brands Finance plc
105,000 3.125%,  7/26/2024
g
110,526
Ionis Pharmaceuticals, Inc.,
Convertible
119,000 0.125%,  12/15/2024 110,594
Jazz Investments I, Ltd.,
Convertible
517,000 2.000%,  6/15/2026 687,610
JBS USA Food Company
90,000 5.750%,  1/15/2028
g
96,275
JBS USA, LLC
75,000 6.500%,  4/15/2029
g
84,282
430,000 5.500%,  1/15/2030
g
480,903
Principal
Amount Long-Term Fixed Income (54.6%) Value
Consumer Non-Cyclical (3.2%) - continued
Keurig Dr Pepper, Inc.
$ 195,000 2.250%,  3/15/2031 $ 196,583
Kraft Foods Group, Inc.
500,000 5.000%,  6/4/2042 610,549
Kraft Heinz Foods Company
147,000 3.875%,  5/15/2027 161,520
500,000 4.625%,  1/30/2029 581,945
550,000 3.750%,  4/1/2030 603,471
230,000 4.250%,  3/1/2031 261,277
Kroger Company
98,000 4.500%,  1/15/2029 115,443
Mattel, Inc.
375,000 3.375%,  4/1/2026
g
389,063
McKesson Corporation
111,000 0.900%,  12/3/2025 109,370
97,000 3.950%,  2/16/2028 109,954
Medtronic, Inc.
40,000 3.500%,  3/15/2025 43,915
Molina Healthcare, Inc.
350,000 4.375%,  6/15/2028
g
364,875
MPH Acquisition Holdings, LLC
220,000 5.750%,  11/1/2028
g
221,080
Mylan, Inc.
73,000 4.200%,  11/29/2023 78,294
Novartis Capital Corporation
114,000 1.750%,  2/14/2025 117,461
209,000 3.000%,  11/20/2025 226,670
Ortho-Clinical Diagnostics, Inc.
210,000 7.250%,  2/1/2028
g
229,373
Par Pharmaceutical, Inc.
470,000 7.500%,  4/1/2027
g
480,495
PepsiCo, Inc.
147,000 1.625%,  5/1/2030 144,504
Philip Morris International, Inc.
209,000 1.500%,  5/1/2025 213,058
Pilgrim's Pride Corporation
200,000 5.875%,  9/30/2027
g
213,000
QBE Insurance Group, Ltd.
240,000 5.875%,  5/12/2025
b,g,j
261,960
Royalty Pharma plc
222,000 1.200%,  9/2/2025
g
219,979
Scotts Miracle-Gro Company
415,000 4.500%,  10/15/2029 430,656
SEG Holding, LLC
400,000 5.625%,  10/15/2028
g
419,880
Simmons Foods, Inc.
335,000 4.625%,  3/1/2029
g
337,911
Spectrum Brands, Inc.
240,000 5.000%,  10/1/2029
g
254,400
150,000 5.500%,  7/15/2030
g
161,625
Stryker Corporation
97,000 3.650%,  3/7/2028 109,113
Syneos Health, Inc.
310,000 3.625%,  1/15/2029
g
306,900
Sysco Corporation
175,000 5.650%,  4/1/2025 202,730
98,000 5.950%,  4/1/2030 125,691
Tenet Healthcare Corporation
240,000 4.625%,  7/15/2024 243,528
805,000 5.125%,  11/1/2027
g
844,244

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.6%) Value
Consumer Non-Cyclical (3.2%) - continued
$ 140,000 6.125%,  10/1/2028
g
$ 149,190
Teva Pharmaceutical Finance
Netherlands III BV
52,000 2.200%,  7/21/2021 51,979
225,000 2.800%,  7/21/2023 224,210
Thermo Fisher Scientific, Inc.
112,000 4.133%,  3/25/2025 124,176
98,000 4.497%,  3/25/2030 116,690
United Natural Foods, Inc.
290,000 6.750%,  10/15/2028
g
312,086
UnitedHealth Group, Inc.
245,000 3.850%,  6/15/2028 281,542
Upjohn, Inc.
111,000 1.650%,  6/22/2025
g
112,273
VRX Escrow Corporation
940,000 6.125%,  4/15/2025
g
963,500
Whirlpool Corporation
98,000 2.400%,  5/15/2031 98,803
Winnebago Industries, Inc.,
Convertible
308,000 1.500%,  4/1/2025 394,818
Zoetis, Inc.
109,000 3.250%,  2/1/2023 113,202
146,000 3.900%,  8/20/2028 165,996
Total 27,460,659
Energy (3.0%)
Antero Midstream Partners, LP
150,000 5.750%,  3/1/2027
g
156,000
Antero Resources Corporation
325,000 5.375%,  3/1/2030
g
331,705
Apache Corporation
125,000 4.875%,  11/15/2027 135,374
310,000 4.375%,  10/15/2028 329,995
100,000 5.100%,  9/1/2040 104,750
Archrock Partners, LP
290,000 6.250%,  4/1/2028
g
302,734
BP Capital Markets America, Inc.
79,000 2.520%,  9/19/2022 80,921
235,000 4.234%,  11/6/2028 272,505
BP Capital Markets plc
240,000 4.875%,  3/22/2030
b,j
263,520
Buckeye Partners, LP
210,000 4.125%,  3/1/2025
g
217,612
280,000 3.950%,  12/1/2026 284,900
Canadian Natural Resources, Ltd.
244,000 2.050%,  7/15/2025 250,694
Cenovus Energy, Inc.
267,000 5.375%,  7/15/2025 305,457
Centennial Resource Production,
LLC
290,000 6.875%,  4/1/2027
g,i
296,557
Cheniere Corpus Christi Holdings,
LLC
200,000 5.875%,  3/31/2025 229,214
Cheniere Energy Partners, LP
720,000 5.625%,  10/1/2026 747,000
97,000 4.500%,  10/1/2029 104,275
Cheniere Energy, Inc., Convertible
77,000 4.250%,  3/15/2045 64,850
Principal
Amount Long-Term Fixed Income (54.6%) Value
Energy (3.0%) - continued
Chevron Corporation
$ 111,000 1.554%,  5/11/2025 $ 113,741
Chevron USA, Inc.
115,000 3.900%,  11/15/2024 126,161
Cimarex Energy Company
195,000 4.375%,  6/1/2024 212,244
CNX Resources Corporation
175,000 6.000%,  1/15/2029
g
189,213
Comstock Resources, Inc.
230,000 5.875%,  1/15/2030
g
234,600
Continental Resources, Inc.
36,000 4.500%,  4/15/2023 37,461
297,000 4.375%,  1/15/2028 328,556
200,000 5.750%,  1/15/2031
g
239,500
Devon Energy Corporation
111,000 5.250%,  9/15/2024
g
123,642
195,000 4.500%,  1/15/2030
g
214,382
Diamondback Energy, Inc.
74,000 2.875%,  12/1/2024 78,159
49,000 3.125%,  3/24/2031 50,781
DT Midstream, Inc.
275,000 4.125%,  6/15/2029
g
279,216
90,000 4.375%,  6/15/2031
g
91,961
Enagas SA
430,000 5.500%,  1/15/2028
g
437,525
Enbridge, Inc.
98,000 3.700%,  7/15/2027 108,089
887,000 6.250%,  3/1/2078
b
968,194
Encana Corporation
150,000 6.625%,  8/15/2037 200,142
Endeavor Energy Resources, LP
210,000 5.750%,  1/30/2028
g
223,912
Energean Israel Finance, Ltd.
290,000 4.500%,  3/30/2024
g
296,162
Energy Transfer Operating, LP
90,000 4.200%,  9/15/2023 96,264
271,000 5.875%,  1/15/2024 300,296
147,000 3.750%,  5/15/2030 159,684
Energy Transfer, LP
264,000 6.625%,  2/15/2028
b,j
258,390
EnLink Midstream Partners, LP
310,000 4.850%,  7/15/2026 320,850
185,000 5.600%,  4/1/2044 167,425
Enterprise Products Operating,
LLC
97,000 4.150%,  10/16/2028 111,488
430,000 4.875%,  8/16/2077
b
422,105
EOG Resources, Inc.
74,000 2.625%,  3/15/2023 76,384
EQM Midstream Partners, LP
445,000 6.500%,  7/1/2027
g
496,175
EQT Corporation
90,000 3.125%,  5/15/2026
g
92,224
445,000 3.900%,  10/1/2027 476,706
EQT Corporation, Convertible
304,000 1.750%,  5/1/2026 506,342
Equinor ASA
70,000 2.875%,  4/6/2025 74,804
Exxon Mobil Corporation
195,000 2.992%,  3/19/2025 209,155

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.6%) Value
Energy (3.0%) - continued
Genesis Energy, LP
$ 150,000 6.500%,  10/1/2025 $ 151,500
90,000 8.000%,  1/15/2027 94,556
Halliburton Company
98,000 2.920%,  3/1/2030 101,837
Harvest Midstream, LP
370,000 7.500%,  9/1/2028
g
401,820
Hess Corporation
74,000 3.500%,  7/15/2024 78,509
Hess Midstream Operations, LP
250,000 5.625%,  2/15/2026
g
260,750
Hilcorp Energy I, LP
300,000 5.750%,  2/1/2029
g
312,750
Indigo Natural Resources, LLC
185,000 5.375%,  2/1/2029
g
193,325
ITT Holdings, LLC
265,000 6.500%,  8/1/2029
d,g
269,969
Kinder Morgan Energy Partners,
LP
145,000 3.450%,  2/15/2023 150,864
Marathon Oil Corporation
98,000 4.400%,  7/15/2027 110,996
Marathon Petroleum Corporation
275,000 4.700%,  5/1/2025 310,140
MPLX, LP
243,000 1.750%,  3/1/2026 245,620
Murphy Oil Corporation
280,000 5.875%,  12/1/2027 292,236
50,000 6.375%,  7/15/2028 52,717
Nabors Industries, Ltd.
350,000 7.250%,  1/15/2026
g,i
343,000
National Fuel Gas Company
195,000 5.500%,  1/15/2026 225,620
Newfield Exploration Company
372,000 5.625%,  7/1/2024 414,192
97,000 5.375%,  1/1/2026 109,314
NGL Energy Operating, LLC
200,000 7.500%,  2/1/2026
g
210,000
NGL Energy Partners, LP
200,000 7.500%,  11/1/2023 197,000
NuStar Logistics, LP
360,000 5.750%,  10/1/2025 391,500
Oasis Petroleum, Inc.
230,000 6.375%,  6/1/2026
g
239,828
Occidental Petroleum Corporation
180,000 3.450%,  7/15/2024 183,600
590,000 2.900%,  8/15/2024 603,275
210,000 3.400%,  4/15/2026 214,725
95,000 8.500%,  7/15/2027 119,624
360,000 3.500%,  8/15/2029 361,296
200,000 6.450%,  9/15/2036 239,120
500,000 4.400%,  4/15/2046 480,250
ONEOK, Inc.
146,000 2.200%,  9/15/2025 150,042
Ovintiv, Inc.
100,000 7.375%,  11/1/2031 132,771
PBF Holding Company, LLC
290,000 9.250%,  5/15/2025
g
292,143
PDC Energy, Inc., Convertible
17,000 1.125%,  9/15/2021 16,852
Principal
Amount Long-Term Fixed Income (54.6%) Value
Energy (3.0%) - continued
Pioneer Natural Resources
Company
$ 146,000 1.900%,  8/15/2030 $ 140,663
Pioneer Natural Resources
Company, Convertible
186,000 0.250%,  5/15/2025 296,763
Plains All American Pipeline, LP
110,000 6.125%,  11/15/2022
b,j
97,152
238,000 4.650%,  10/15/2025 266,271
Precision Drilling Corporation
230,000 6.875%,  1/15/2029
g
236,900
Range Resources Corporation
150,000 9.250%,  2/1/2026 165,375
150,000 8.250%,  1/15/2029
g
169,125
Sabine Pass Liquefaction, LLC
147,000 4.200%,  3/15/2028 166,012
Schlumberger Finance Canada,
Ltd.
111,000 1.400%,  9/17/2025 112,220
Schlumberger Holdings
Corporation
61,000 4.300%,  5/1/2029
g
69,683
Shell International Finance BV
71,000 2.375%,  4/6/2025 74,641
SM Energy Company
135,000 6.500%,  7/15/2028 138,712
Suncor Energy, Inc.
112,000 3.100%,  5/15/2025 119,669
Sunoco, LP
370,000 5.875%,  3/15/2028 393,125
Targa Resources Partners, LP
160,000 5.375%,  2/1/2027 166,600
100,000 5.000%,  1/15/2028 105,500
Teine Energy, Ltd.
280,000 6.875%,  4/15/2029
g
287,350
Transocean Guardian, Ltd.
242,875 5.875%,  1/15/2024
g,i
236,196
Transocean Proteus, Ltd.
99,000 6.250%,  12/1/2024
g
99,990
Transocean, Inc.
180,000 11.500%,  1/30/2027
g
192,365
USA Compression Partners, LP
150,000 6.875%,  4/1/2026 157,125
Vine Energy Holdings, LLC
185,000 6.750%,  4/15/2029
g
194,712
W&T Offshore, Inc.
250,000 9.750%,  11/1/2023
g
242,500
Weatherford International, Ltd.
210,000 8.750%,  9/1/2024
g
219,712
280,000 11.000%,  12/1/2024
g
291,200
Western Gas Partners, LP
110,000 4.000%,  7/1/2022 111,787
Western Midstream Operating, LP
210,000 4.350%,  2/1/2025 221,884
300,000 3.950%,  6/1/2025 311,715
160,000 5.500%,  8/15/2048 174,142
Williams Companies, Inc.
98,000 2.600%,  3/15/2031 99,242
Total 26,310,068

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.6%) Value
Financials (6.8%)
AerCap Ireland Capital DAC
$ 90,000 3.150%,  2/15/2024 $ 94,467
150,000 6.500%,  7/15/2025 175,937
Air Lease Corporation
220,000 4.650%,  6/15/2026
b,j
227,975
Aircastle, Ltd.
205,000 5.250%,  6/15/2026
b,g,j
207,050
98,000 2.850%,  1/26/2028
g
98,484
Ally Financial, Inc.
430,000 5.750%,  11/20/2025 493,708
440,000 4.700%,  5/15/2026
b,j
455,708
98,000 8.000%,  11/1/2031 140,831
American Express Company
55,000 3.700%,  8/3/2023 58,570
113,000 3.400%,  2/22/2024 120,881
American Homes 4 Rent, LP
97,000 2.375%,  7/15/2031
d
95,558
American International Group, Inc.
196,000 4.200%,  4/1/2028 225,318
Ares Capital Corporation
57,000 4.250%,  3/1/2025 61,446
226,000 3.875%,  1/15/2026 242,101
Ares Capital Corporation,
Convertible
192,000 4.625%,  3/1/2024 208,915
Athene Global Funding
165,000 4.000%,  1/25/2022
g
168,428
Australia and New Zealand
Banking Group, Ltd.
216,000 2.950%,  7/22/2030
b,g
224,716
Aviation Capital Group, LLC
150,000 5.500%,  12/15/2024
g
169,549
Avolon Holdings Funding, Ltd.
195,000 4.250%,  4/15/2026
g
211,317
BAC Capital Trust XIV
248,000
4.000%,  (LIBOR 3M +
0.400%), 7/19/2021
b,i,j
248,930
Banco Santander Mexico SA
67,000 5.375%,  4/17/2025
g
76,021
Bank of America Corporation
200,000 3.004%,  12/20/2023
b
207,270
328,000 3.550%,  3/5/2024
b
344,622
244,000 4.200%,  8/26/2024 267,481
800,000 6.250%,  9/5/2024
b,j
885,000
113,000 3.458%,  3/15/2025
b
120,773
240,000 6.100%,  3/17/2025
b,j
269,489
279,000 1.319%,  6/19/2026
b
279,610
223,000 1.197%,  10/24/2026
b
220,863
480,000 5.875%,  3/15/2028
b,j
549,389
294,000 3.593%,  7/21/2028
b
323,678
97,000 2.087%,  6/14/2029
b
97,785
392,000 3.974%,  2/7/2030
b
444,521
196,000 2.687%,  4/22/2032
b
201,644
Bank of Montreal
147,000 3.300%,  2/5/2024 157,415
Bank of New York Mellon
Corporation
120,000 4.700%,  9/20/2025
b,j
130,950
150,000 3.400%,  1/29/2028 167,170
Bank of Nova Scotia
360,000 4.900%,  6/4/2025
b,j
395,100
Principal
Amount Long-Term Fixed Income (54.6%) Value
Financials (6.8%) - continued
$ 98,000 1.050%,  3/2/2026 $ 96,958
Barclays plc
283,000 4.338%,  5/16/2024
b
301,731
195,000 8.000%,  6/15/2024
b,j
221,812
111,000 4.375%,  9/11/2024 121,144
134,000 2.852%,  5/7/2026
b
141,567
145,000 4.972%,  5/16/2029
b
169,792
BB&T Corporation
105,000 2.500%,  8/1/2024 110,668
BNP Paribas SA
141,000 2.819%,  11/19/2025
b,g
148,352
Boston Properties, LP
98,000 2.550%,  4/1/2032 98,607
BPCE SA
110,000 3.000%,  5/22/2022
g
112,650
114,000 2.375%,  1/14/2025
g
118,701
Brixmor Operating Partnership, LP
194,000 2.250%,  4/1/2028 193,768
Canadian Imperial Bank of
Commerce
114,000 2.250%,  1/28/2025 119,054
CANPACK SA
390,000 3.125%,  11/1/2025
g
396,825
Capital One Bank USA NA
165,000 3.375%,  2/15/2023 172,645
171,000 2.280%,  1/28/2026
b
177,324
Capital One Financial Corporation
110,000 3.950%,  9/1/2026
b,j
112,337
Cascades USA, Inc.
210,000 5.125%,  1/15/2026
g
223,650
Charles Schwab Corporation
440,000 5.375%,  6/1/2025
b,j
486,332
440,000 4.000%,  6/1/2026
b,j
458,700
147,000 2.000%,  3/20/2028 150,796
Chobani, LLC
400,000 4.625%,  11/15/2028
g
414,500
CIT Group, Inc.
195,000 5.250%,  3/7/2025 219,375
Citigroup, Inc.
480,000 5.950%,  1/30/2023
b,j
504,650
496,000 5.000%,  9/12/2024
b,j
519,114
141,000 3.352%,  4/24/2025
b
150,243
91,000 5.950%,  5/15/2025
b,j
99,595
274,000 5.500%,  9/13/2025 319,152
230,000 4.000%,  12/10/2025
b,j
237,762
575,000 3.875%,  2/18/2026
b,j
587,219
338,000 1.122%,  1/28/2027
b
333,214
194,000 1.462%,  6/9/2027
b
193,165
391,000 4.075%,  4/23/2029
b
443,451
Citizens Financial Group, Inc.
205,000 4.000%,  10/6/2026
b,j
206,537
CNA Financial Corporation
126,000 3.950%,  5/15/2024 136,332
Comerica, Inc.
120,000 5.625%,  7/1/2025
b,j
132,900
Commonwealth Bank of Australia
117,000 2.688%,  3/11/2031
g
116,971
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
216,000 3.950%,  11/9/2022 226,118

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.6%) Value
Financials (6.8%) - continued
Cooperatieve Rabobank UA
$ 111,000 1.339%,  6/24/2026
b,g
$ 111,457
Corporate Office Properties, LP
192,000 2.250%,  3/15/2026 197,260
Credit Acceptance Corporation
310,000 5.125%,  12/31/2024
g
321,237
Credit Agricole SA
196,000 8.125%,  12/23/2025
b,g,j
238,140
98,000 3.250%,  1/14/2030
g
103,170
Credit Suisse Group AG
160,000 6.500%,  8/8/2023
g
176,742
110,000 7.500%,  12/11/2023
b,g,j
122,027
117,000 2.593%,  9/11/2025
b,g
121,724
110,000 7.250%,  9/12/2025
b,g,j
124,355
115,000 2.193%,  6/5/2026
b,g
117,750
96,000 3.869%,  1/12/2029
b,g
105,713
Dai-ichi Life Insurance Company,
Ltd.
693,000 5.100%,  10/28/2024
b,g,i,j
764,899
Danske Bank AS
177,000 5.000%,  1/12/2023
b,g
180,871
Deutsche Bank AG
332,000 2.129%,  11/24/2026
b
336,883
97,000 3.035%,  5/28/2032
b
98,634
Discover Bank
196,000 4.682%,  8/9/2028
b
208,181
Diversified Healthcare Trust
230,000 4.375%,  3/1/2031 220,225
Drawbridge Special Opportunities
Fund, LP
410,000 3.875%,  2/15/2026
g
424,128
Duke Realty, LP
147,000 4.000%,  9/15/2028 167,240
ESH Hospitality, Inc.
280,000 5.250%,  5/1/2025
g
285,208
Fidelity National Financial, Inc.
180,000 5.500%,  9/1/2022 190,043
Fifth Third Bancorp
240,000 4.500%,  9/30/2025
b,j
260,400
Fifth Third Bank NA
97,000 3.850%,  3/15/2026 107,501
First Horizon Bank
146,000 5.750%,  5/1/2030 180,013
First Horizon National Corporation
134,000 3.550%,  5/26/2023 140,969
FNB Corporation
229,000 2.200%,  2/24/2023 232,584
Fortress Transportation
200,000 6.500%,  10/1/2025
g
207,750
Fortress Transportation and
Infrastructure Investors, LLC
45,000 5.500%,  5/1/2028
g
46,856
FS KKR Capital Corporation
96,000 3.400%,  1/15/2026 99,266
97,000 2.625%,  1/15/2027 95,898
FTI Consulting, Inc., Convertible
322,000 2.000%,  8/15/2023 459,494
GE Capital Funding, LLC
200,000 3.450%,  5/15/2025 217,654
49,000 4.050%,  5/15/2027 55,458
98,000 4.400%,  5/15/2030 114,203
Principal
Amount Long-Term Fixed Income (54.6%) Value
Financials (6.8%) - continued
Global Net Lease, Inc.
$ 390,000 3.750%,  12/15/2027
g
$ 386,001
Goldman Sachs Group, Inc.
222,000 0.627%,  11/17/2023
b
222,066
623,000 5.500%,  8/10/2024
b,j
683,375
111,000 3.500%,  4/1/2025 120,424
167,000 4.250%,  10/21/2025 186,691
166,000 0.855%,  2/12/2026
b
164,782
110,000 3.800%,  5/10/2026
b,j
111,958
196,000 3.814%,  4/23/2029
b
219,203
98,000 3.800%,  3/15/2030 110,142
98,000 2.615%,  4/22/2032
b
100,114
Hannon Armstrong Sustainable
Infrastructure Capital,
Convertible
151,000 4.125%,  9/1/2022 312,192
Hartford Financial Services Group,
Inc.
98,000 2.800%,  8/19/2029 102,884
HSBC Holdings plc
109,000 3.803%,  3/11/2025
b
117,206
110,000 6.375%,  3/30/2025
b,j
122,628
141,000 2.633%,  11/7/2025
b
147,984
133,000 1.589%,  5/24/2027
b
133,256
248,000 6.500%,  3/23/2028
b,j
284,426
273,000 4.583%,  6/19/2029
b
315,522
360,000 4.600%,  12/17/2030
b,j
373,500
117,000 2.804%,  5/24/2032
b
120,071
Huntington Bancshares, Inc.
360,000 4.450%,  10/15/2027
b,j
384,300
Icahn Enterprises, LP
430,000 6.375%,  12/15/2025 442,341
200,000 6.250%,  5/15/2026 212,200
ING Groep NV
200,000 1.726%,  4/1/2027
b
201,708
Intercontinental Exchange, Inc.
111,000 0.700%,  6/15/2023 111,479
Iron Mountain, Inc.
855,000 4.875%,  9/15/2027
g
886,340
iStar, Inc.
355,000 4.250%,  8/1/2025 365,206
iStar, Inc., Convertible
250,000 3.125%,  9/15/2022 377,825
J.P. Morgan Chase & Company
238,000 5.150%,  5/1/2023
b,j
245,735
240,000 6.000%,  8/1/2023
b,j
255,150
240,000 6.750%,  2/1/2024
b,j
266,124
97,000 1.514%,  6/1/2024
b
98,912
382,000 5.000%,  8/1/2024
b,j
403,755
245,000 3.875%,  9/10/2024 267,067
283,000 4.023%,  12/5/2024
b
305,450
186,000 4.600%,  2/1/2025
b,j
192,752
111,000 2.083%,  4/22/2026
b
114,779
415,000 3.650%,  6/1/2026
b,j
415,581
277,000 1.045%,  11/19/2026
b
273,494
195,000 1.578%,  4/22/2027
b
196,010
294,000 4.005%,  4/23/2029
b
332,378
97,000 2.069%,  6/1/2029
b
97,763
392,000 4.493%,  3/24/2031
b
464,236
KeyBank NA
147,000 3.900%,  4/13/2029 164,650

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.6%) Value
Financials (6.8%) - continued
Kilroy Realty, LP
$ 194,000 4.375%,  10/1/2025 $ 215,001
KKR Real Estate Finance Trust,
Inc., Convertible
104,000 6.125%,  5/15/2023 111,171
Lincoln National Corporation
98,000 3.800%,  3/1/2028 109,544
235,000
2.513%,  (LIBOR 3M +
2.358%), 5/17/2066
b
207,387
Lloyds Banking Group plc
225,000 3.900%,  3/12/2024 243,819
100,000 7.500%,  6/27/2024
b,j
113,750
195,000 1.627%,  5/11/2027
b
195,101
200,000 6.657%,  5/21/2037
b,g,j
279,851
LPL Holdings, Inc.
240,000 4.000%,  3/15/2029
g
241,073
Macquarie Group, Ltd.
195,000 1.629%,  9/23/2027
b,g
193,519
Mastercard, Inc.
98,000 1.900%,  3/15/2031 99,053
MetLife, Inc.
240,000 3.850%,  9/15/2025
b,j
252,300
480,000 5.875%,  3/15/2028
b,j
553,339
MGM Growth Properties Operating
Partnership, LP
420,000 4.625%,  6/15/2025
g
448,715
Mid-America Apartments, LP
196,000 4.200%,  6/15/2028 224,536
Mitsubishi UFJ Financial Group,
Inc.
163,000 2.623%,  7/18/2022 167,015
113,000 3.407%,  3/7/2024 121,094
134,000 1.412%,  7/17/2025 135,279
147,000 3.741%,  3/7/2029 165,790
Mizuho Financial Group, Inc.
163,000 2.721%,  7/16/2023
b
166,876
147,000 3.153%,  7/16/2030
b
158,193
Morgan Stanley
64,000 4.875%,  11/1/2022 67,613
234,000 4.100%,  5/22/2023 249,161
111,000 0.560%,  11/10/2023
b
111,140
114,000 2.720%,  7/22/2025
b
119,903
78,000 5.000%,  11/24/2025 89,924
226,000 2.188%,  4/28/2026
b
234,656
111,000 0.985%,  12/10/2026
b
109,249
196,000 1.593%,  5/4/2027
b
197,387
294,000 3.622%,  4/1/2031
b
328,179
MPT Operating Partnership, LP
270,000 5.250%,  8/1/2026 278,100
60,000 4.625%,  8/1/2029 64,228
National Retail Properties, Inc.
98,000 2.500%,  4/15/2030 99,608
Natwest Group plc
110,000 6.125%,  12/15/2022 118,351
26,000 6.100%,  6/10/2023 28,490
98,000 4.892%,  5/18/2029
b
114,769
Navient Corporation
185,000 5.500%,  1/25/2023 195,120
NFP Corporation
120,000 6.875%,  8/15/2028
g
126,325
Principal
Amount Long-Term Fixed Income (54.6%) Value
Financials (6.8%) - continued
Nippon Life Insurance Company
$ 480,000 5.100%,  10/16/2044
b,g
$ 529,200
363,000 3.400%,  1/23/2050
b,g
376,612
Omega Healthcare Investors, Inc.
95,000 4.750%,  1/15/2028 107,066
98,000 3.375%,  2/1/2031 100,674
OneMain Finance Corporation
135,000 3.500%,  1/15/2027 136,012
Owl Rock Technology Finance
Corporation
48,000 4.750%,  12/15/2025
g
52,772
147,000 3.750%,  6/17/2026
g
154,571
Park Intermediate Holdings, LLC
200,000 4.875%,  5/15/2029
g
206,890
PayPal Holdings, Inc.
144,000 1.650%,  6/1/2025 147,787
97,000 2.850%,  10/1/2029 104,611
PennyMac Financial Services, Inc.
250,000 4.250%,  2/15/2029
g
240,852
Pine Street Trust I
98,000 4.572%,  2/15/2029
g
112,228
Playtika Holding Corporation
180,000 4.250%,  3/15/2029
g
179,876
PNC Bank NA
98,000 2.700%,  10/22/2029 103,769
Provident Financing Trust I
112,000 7.405%,  3/15/2038
i
135,585
Prudential Financial, Inc.
245,000 5.625%,  6/15/2043
b
262,922
589,000 5.200%,  3/15/2044
b
632,087
120,000 3.700%,  10/1/2050
b
125,100
Quicken Loans, LLC
240,000 3.625%,  3/1/2029
g
237,000
Radian Group, Inc.
185,000 4.875%,  3/15/2027 201,187
Regions Financial Corporation
112,000 3.800%,  8/14/2023 119,419
240,000 5.750%,  6/15/2025
b,i,j
268,200
Reinsurance Group of America,
Inc.
162,000 4.700%,  9/15/2023 176,042
Royal Bank of Scotland Group plc
240,000 8.625%,  8/15/2021
b,j
241,733
135,000 4.269%,  3/22/2025
b
146,432
146,000 3.754%,  11/1/2029
b
155,125
Santander Holdings USA, Inc.
196,000 3.450%,  6/2/2025 210,626
Santander UK Group Holdings plc
200,000 1.673%,  6/14/2027
b
199,694
147,000 3.823%,  11/3/2028
b
161,647
Service Properties Trust
250,000 4.500%,  6/15/2023 256,250
130,000 4.750%,  10/1/2026 128,375
200,000 5.500%,  12/15/2027 213,446
Simon Property Group, LP
155,000 2.000%,  9/13/2024 160,544
193,000 2.650%,  7/15/2030 199,899
Societe Generale SA
141,000 2.625%,  10/16/2024
g
147,222
240,000 8.000%,  9/29/2025
b,g,j
282,600
133,000 1.488%,  12/14/2026
b,g
131,792

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.6%) Value
Financials (6.8%) - continued
Springleaf Finance Corporation
$ 605,000 6.875%,  3/15/2025 $ 682,803
Standard Chartered plc
167,000 1.319%,  10/14/2023
b,g
168,438
133,000 0.991%,  1/12/2025
b,g
132,582
Starwood Property Trust, Inc.,
Convertible
203,000 4.375%,  4/1/2023 217,474
State Street Corporation
118,000 2.354%,  11/1/2025
b
124,024
Sumitomo Life Insurance Company
490,000 3.375%,  4/15/2081
b,g
504,945
Sumitomo Mitsui Financial Group,
Inc.
108,000 2.784%,  7/12/2022 110,760
141,000 2.448%,  9/27/2024 147,899
147,000 3.544%,  1/17/2028 162,502
147,000 2.142%,  9/23/2030 143,358
Sumitomo Mitsui Trust Bank, Ltd.
111,000 1.050%,  9/12/2025
g
110,266
Summit Hotel Properties, Inc.,
Convertible
176,000 1.500%,  2/15/2026 181,368
SVB Financial Group
330,000 4.000%,  5/15/2026
b,j
335,874
Synchrony Financial
115,000 4.250%,  8/15/2024 125,664
195,000 3.700%,  8/4/2026 212,916
Truist Bank
99,000 2.250%,  3/11/2030 100,437
Truist Financial Corporation
540,000 4.950%,  9/1/2025
b,j
593,190
97,000 1.887%,  6/7/2029
b
97,294
UBS Group AG
92,000 1.364%,  1/30/2027
b,g
91,356
United Wholesale Mortgage, LLC
185,000 5.500%,  4/15/2029
g
184,957
USB Realty Corporation
496,000
1.331%,  (LIBOR 3M +
1.147%), 1/15/2022
b,g,j
386,880
Ventas Realty, LP
110,000 3.750%,  5/1/2024 118,015
VEREIT Operating Partnership, LP
96,000 4.875%,  6/1/2026 110,628
147,000 3.950%,  8/15/2027 165,581
VICI Properties, LP
180,000 4.250%,  12/1/2026
g
187,240
110,000 3.750%,  2/15/2027
g
111,883
180,000 4.625%,  12/1/2029
g
191,250
Wells Fargo & Company
220,000 4.125%,  8/15/2023 236,569
100,000 1.654%,  6/2/2024
b
102,139
233,000 2.406%,  10/30/2025
b
243,781
335,000 3.900%,  3/15/2026
b,j
346,826
169,000 2.188%,  4/30/2026
b
175,455
220,000
0.684%,  (LIBOR 3M +
0.500%), 1/15/2027
b
212,777
445,000
1.184%,  (LIBOR 3M +
1.000%), 4/15/2027
b
436,381
196,000 3.584%,  5/22/2028
b
215,931
196,000 4.478%,  4/4/2031
b
231,669
Principal
Amount Long-Term Fixed Income (54.6%) Value
Financials (6.8%) - continued
Welltower, Inc.
$ 97,000 2.050%,  1/15/2029 $ 97,134
147,000 2.800%,  6/1/2031 151,893
Westpac Banking Corporation
147,000 4.110%,  7/24/2034
b
161,537
Willis North America, Inc.
196,000 4.500%,  9/15/2028 226,399
Total 59,104,505
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
133,000 2.150%,  5/13/2025
g
136,192
Total 136,192
Mortgage-Backed Securities (19.3%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
2,855,283 3.000%,  3/25/2050 2,978,865
1,709,007 3.000%,  4/1/2050 1,785,203
688,129 3.500%,  7/1/2047 728,266
Federal National Mortgage
Association
637,367 4.500%,  5/1/2048 688,274
2,052,575 3.500%,  10/1/2048 2,162,126
444,978 3.500%,  6/1/2049 469,681
2,167,030 3.500%,  8/1/2049 2,287,148
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
11,025,000 1.500%,  7/1/2036
d
11,157,860
43,500,000 2.000%,  7/1/2036
d
44,867,022
21,750,000 2.500%,  7/1/2036
d
22,680,322
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
41,215,000 2.500%,  7/1/2050
d
42,628,546
24,000,000 2.000%,  7/1/2051
d
24,232,500
1,370,014 4.000%,  7/1/2048 1,460,172
Government National Mortgage
Association 30-Yr. Pass Through
9,075,000 2.500%,  7/1/2051
d
9,391,207
Total 167,517,192
Technology (1.6%)
Akamai Technologies, Inc.,
Convertible
53,000 0.125%,  5/1/2025 69,271
625,000 0.375%,  9/1/2027 723,125
Apple, Inc.
294,000 2.200%,  9/11/2029 305,653
Baidu, Inc.
137,000 3.075%,  4/7/2025 144,665
Banff Merger Sub, Inc.
140,000 9.750%,  9/1/2026
g
147,350
Broadcom Corporation
196,000 3.125%,  1/15/2025 209,217
147,000 3.875%,  1/15/2027 162,432
Broadcom, Inc.
195,000 5.000%,  4/15/2030 230,055

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.6%) Value
Technology (1.6%) - continued
CDW, LLC
$ 205,000 4.250%,  4/1/2028 $ 215,250
CommScope Technologies
Finance, LLC
328,000 6.000%,  6/15/2025
g
334,970
CommScope, Inc.
210,000 7.125%,  7/1/2028
g
227,587
Dell International, LLC
210,000 5.450%,  6/15/2023 227,821
147,000 5.850%,  7/15/2025 172,463
147,000 5.300%,  10/1/2029 177,375
Diamond Sports Group, LLC
395,000 6.625%,  8/15/2027
g
193,998
Fiserv, Inc.
156,000 2.750%,  7/1/2024 164,578
196,000 4.200%,  10/1/2028 225,309
Gartner, Inc.
185,000 3.625%,  6/15/2029
g
187,775
315,000 3.750%,  10/1/2030
g
322,280
Global Payments, Inc.
52,000 2.650%,  2/15/2025 54,789
98,000 3.200%,  8/15/2029 104,895
Hewlett Packard Enterprise
Company
106,000 2.250%,  4/1/2023 109,143
InterDigital, Inc., Convertible
94,000 2.000%,  6/1/2024 104,046
Intuit, Inc.
111,000 0.950%,  7/15/2025 111,226
J2 Global, Inc., Convertible
309,000 1.750%,  11/1/2026
g
393,790
Jabil, Inc.
98,000 1.700%,  4/15/2026 98,726
Lumentum Holdings, Inc.,
Convertible
308,000 0.250%,  3/15/2024 448,720
Marvell Technology, Inc.
112,000 4.200%,  6/22/2023
g
119,068
98,000 2.950%,  4/15/2031
g
101,564
Microchip Technology, Inc.,
Convertible
152,000 1.625%,  2/15/2027 338,291
Micron Technology, Inc.
183,000 4.975%,  2/6/2026 210,337
NCR Corporation
550,000 6.125%,  9/1/2029
g
599,500
NortonLifeLock, Inc., Convertible
246,000 2.000%,  8/15/2022
g
337,512
Nuance Communications, Inc.,
Convertible
322,000 1.250%,  4/1/2025 894,774
NVIDIA Corporation
49,000 2.850%,  4/1/2030 53,041
NXP Funding, LLC
92,000 4.875%,  3/1/2024
g
101,274
56,000 2.700%,  5/1/2025
g
59,059
98,000 4.300%,  6/18/2029
g
112,359
Open Text Corporation
320,000 4.125%,  2/15/2030
g
326,336
Oracle Corporation
245,000 2.500%,  4/1/2025 257,357
Principal
Amount Long-Term Fixed Income (54.6%) Value
Technology (1.6%) - continued
$ 245,000 2.950%,  4/1/2030 $ 258,087
Panasonic Corporation
163,000 2.536%,  7/19/2022
g
166,223
PTC, Inc.
160,000 3.625%,  2/15/2025
g
164,800
145,000 4.000%,  2/15/2028
g
149,785
Qorvo, Inc.
250,000 3.375%,  4/1/2031
g
260,555
Rackspace Technology Global,
Inc.
275,000 5.375%,  12/1/2028
g,i
281,875
Salesforce.com, Inc.
96,000 1.950%,  7/15/2031
d
96,013
Seagate HDD Cayman
116,000 4.250%,  3/1/2022
i
118,175
380,000 3.375%,  7/15/2031
g
367,194
Sensata Technologies, Inc.
455,000 3.750%,  2/15/2031
g
449,918
Shift4 Payments, LLC
100,000 4.625%,  11/1/2026
g
104,375
SS&C Technologies, Inc.
620,000 5.500%,  9/30/2027
g
657,014
Switch, Ltd.
310,000 3.750%,  9/15/2028
g
313,875
Tencent Holdings, Ltd.
118,000 2.880%,  4/22/2031
g
122,007
Teradyne, Inc., Convertible
148,000 1.250%,  12/15/2023 626,965
Texas Instruments, Inc.
68,000 1.375%,  3/12/2025 69,422
Verint Systems, Inc., Convertible
140,000 0.250%,  4/15/2026
g
137,276
Vishay Intertechnology, Inc.,
Convertible
286,000 2.250%,  6/15/2025 300,663
Total 14,021,203
Transportation (0.8%)
AerCap Holdings NV
220,000 5.875%,  10/10/2079
b
229,108
Air Lease Corporation
114,000 2.300%,  2/1/2025 117,851
98,000 3.125%,  12/1/2030 99,559
Air Transport Services Group, Inc.,
Convertible
150,000 1.125%,  10/15/2024 152,070
American Airlines, Inc.
260,000 11.750%,  7/15/2025
g
326,300
570,000 5.500%,  4/20/2026
g
603,487
70,000 5.750%,  4/20/2029
g
75,687
Avis Budget Car Rental, LLC
250,000 5.375%,  3/1/2029
g,i
260,312
Boeing Company
10,000 1.950%,  2/1/2024 10,240
CSX Corporation
98,000 4.250%,  3/15/2029 113,922
Delta Air Lines, Inc.
285,000 7.000%,  5/1/2025
g
332,592
222,697 4.500%,  10/20/2025
g
239,315
195,000 4.750%,  10/20/2028
g
216,793

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.6%) Value
Transportation (0.8%) - continued
FedEx Corporation
$ 98,000 2.400%,  5/15/2031 $ 99,737
Greenbrier Companies, Inc.,
Convertible
138,000 2.875%,  4/15/2028
g
144,003
J.B. Hunt Transport Services, Inc.
70,000 3.300%,  8/15/2022 71,824
JetBlue Airways Corporation,
Convertible
328,000 0.500%,  4/1/2026
g
326,852
Meritor, Inc., Convertible
533,000 3.250%,  10/15/2037 565,673
Mileage Plus Holdings, LLC
248,000 6.500%,  6/20/2027
g
273,048
Penske Truck Leasing Company,
LP
111,000 1.200%,  11/15/2025
g
109,942
96,000 1.700%,  6/15/2026
g
96,635
Southwest Airlines Company
100,000 5.125%,  6/15/2027 117,647
98,000 2.625%,  2/10/2030 100,303
Southwest Airlines Company,
Convertible
409,000 1.250%,  5/1/2025 619,379
Union Pacific Corporation
124,000 3.750%,  7/15/2025 137,393
98,000 2.150%,  2/5/2027 101,635
United Airlines Pass Through Trust
70,000 3.700%,  12/1/2022 72,071
United Airlines, Inc.
300,000 4.375%,  4/15/2026
g
310,554
300,000 4.625%,  4/15/2029
g
310,500
XPO Logistics, Inc.
300,000 6.125%,  9/1/2023
g
302,250
129,000 6.750%,  8/15/2024
g
133,999
Total 6,670,681
U.S. Government & Agencies (2.3%)
U.S. Treasury Bonds
795,000 1.125%,  2/15/2031 771,771
U.S. Treasury Notes
2,490,000 0.125%,  2/28/2023 2,486,887
1,780,000 0.125%,  4/30/2023 1,776,663
2,070,000 0.125%,  2/15/2024 2,056,658
9,250,000 0.500%,  3/31/2025 9,204,111
1,680,000 0.500%,  2/28/2026 1,654,538
1,010,000 0.500%,  4/30/2027 979,582
1,360,000 1.125%,  2/29/2028 1,355,962
Total 20,286,172
Utilities (1.1%)
AES Corporation
59,000 3.950%,  7/15/2030
g
64,517
Ameren Corporation
98,000 1.750%,  3/15/2028 96,976
American Electric Power
Company, Inc.
98,000 2.300%,  3/1/2030 99,046
Berkshire Hathaway Energy
Company
136,000 4.050%,  4/15/2025 151,006
Principal
Amount Long-Term Fixed Income (54.6%) Value
Utilities (1.1%) - continued
Calpine Corporation
$ 450,000 4.500%,  2/15/2028
g
$ 459,000
CenterPoint Energy, Inc.
105,000 2.500%,  9/1/2024 109,801
146,000 1.450%,  6/1/2026 146,104
146,000 2.650%,  6/1/2031 148,723
Dominion Energy, Inc.
110,000 3.071%,  8/15/2024 116,607
375,000 4.650%,  12/15/2024
b,j
398,438
98,000 3.375%,  4/1/2030 106,713
DTE Energy Company
98,000 3.800%,  3/15/2027 109,032
Duke Energy Corporation
110,000 4.875%,  9/16/2024
b,j
116,875
195,000 3.150%,  8/15/2027 210,445
98,000 2.450%,  6/1/2030 99,089
Edison International
118,000 4.950%,  4/15/2025 130,642
Energy Transfer, LP
210,000 6.500%,  11/15/2026
b,j
214,095
Entergy Corporation
111,000 0.900%,  9/15/2025 109,517
97,000 1.900%,  6/15/2028 96,859
Evergy, Inc.
106,000 2.450%,  9/15/2024 111,007
Exelon Corporation
98,000 4.050%,  4/15/2030 111,616
FirstEnergy Corporation
163,000 3.350%,  7/15/2022 165,690
Georgia Power Company
72,000 2.100%,  7/30/2023 74,352
Jersey Central Power & Light
Company
49,000 2.750%,  3/1/2032
g
49,739
NextEra Energy Capital Holdings,
Inc.
98,000 2.250%,  6/1/2030 98,765
NextEra Energy Operating
Partners, LP
420,000 3.875%,  10/15/2026
g
443,625
NextEra Energy Partners, LP,
Convertible
310,000 Zero Coupon,  11/15/2025
g
333,560
NiSource, Inc.
220,000 5.650%,  6/15/2023
b,j
234,575
98,000 2.950%,  9/1/2029 103,806
NRG Energy, Inc.
111,000 2.000%,  12/2/2025
g
112,595
350,000 3.375%,  2/15/2029
g
342,570
NRG Energy, Inc., Convertible
81,000 2.750%,  6/1/2048 94,122
Pacific Gas and Electric Company
147,000 3.750%,  2/15/2024 154,095
147,000 2.100%,  8/1/2027 142,764
PG&E Corporation
200,000 5.000%,  7/1/2028 202,224
180,000 5.250%,  7/1/2030 181,710
Public Service Enterprise Group,
Inc.
98,000 1.600%,  8/15/2030 92,868

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (54.6%) Value
Utilities (1.1%) - continued
Sempra Energy
$ 240,000 4.875%,  10/15/2025
b,j
$ 260,400
147,000 3.400%,  2/1/2028 161,526
Southern Company
351,000 4.000%,  1/15/2051
b
371,183
317,000 3.750%,  9/15/2051
b
319,029
Suburban Propane Partners, LP
380,000 5.875%,  3/1/2027 398,964
Talen Energy Supply, LLC
205,000 7.625%,  6/1/2028
g
191,821
TerraForm Power Operating, LLC
395,000 5.000%,  1/31/2028
g
418,206
TransCanada Trust
468,000 5.875%,  8/15/2076
b
522,405
Vistra Operations Company, LLC
380,000 5.000%,  7/31/2027
g
390,119
Xcel Energy, Inc.
98,000 4.000%,  6/15/2028 111,539
Total 9,178,360
Total Long-Term Fixed Income
(cost $464,667,339) 474,851,998
Shares Common Stock ( 18.6% ) Value
Communications Services (1.6%)
4,082 Activision Blizzard, Inc. 389,586
1,287 Alphabet, Inc., Class A
m
3,142,584
426 Alphabet, Inc., Class C
m
1,067,692
12,645 AT&T, Inc. 363,923
2,201 Charter Communications, Inc.
m
1,587,912
15,021 Comcast Corporation 856,497
7,591 Discovery, Inc., Class A
i,m
232,892
6,353 DISH Network Corporation
m
265,555
2,498 Electronic Arts, Inc. 359,287
5,518 Facebook, Inc.
m
1,918,664
4,744 Live Nation Entertainment, Inc.
m
415,527
403 Lumen Technologies, Inc. 5,477
1,391 Match Group, Inc.
m
224,299
1,233 Omnicom Group, Inc. 98,628
15,517 QuinStreet, Inc.
m
288,306
19 Roku, Inc.
m
8,726
14,210 Twitter, Inc.
m
977,790
14,969 Verizon Communications, Inc. 838,713
2,452 ViacomCBS, Inc. 110,830
246 Walt Disney Company
m
43,239
4,674 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
m
68,942
2,111 Zillow Group, Inc.
m
258,661
Total 13,523,730
Consumer Discretionary (2.1%)
1,218 Amazon.com, Inc.
m
4,190,115
7,502 Aptiv plc
m
1,180,290
220 AutoZone, Inc.
m
328,288
10,619 Bloomin' Brands, Inc.
m
288,200
169 Booking Holdings, Inc.
m
369,787
397 Burlington Stores, Inc.
m
127,830
2,989 Caesars Entertainment, Inc.
m
310,109
1,048 Carvana Company
m
316,307
5,198 Cedar Fair, LP
m
233,026
554 Chipotle Mexican Grill, Inc.
m
858,888
1,461 Clarus Corporation 37,548
Shares Common Stock (18.6%) Value
Consumer Discretionary (2.1%) - continued
7,874 Cooper-Standard Holdings, Inc.
m
$ 228,346
2,836 Crocs, Inc.
m
330,451
3,053 D.R. Horton, Inc. 275,900
164 Domino's Pizza, Inc. 76,504
38 Dorman Products, Inc.
m
3,939
748 Emerald Holding, Inc.
m
4,032
16,177 Everi Holdings, Inc.
m
403,454
2,206 Expedia Group, Inc.
m
361,144
3,831 Ford Motor Company
m
56,929
300 Garmin, Ltd. 43,392
387 Gentex Corporation 12,806
6,931 Harley-Davidson, Inc. 317,578
633 Hilton Worldwide Holdings, Inc.
m
76,352
2,152 Home Depot, Inc. 686,251
1,809 Kohl's Corporation 99,694
6,992 Leggett & Platt, Inc. 362,256
8,228 Libbey, Inc.
m
17,485
4,277 Lowe's Companies, Inc. 829,610
1,361 Lululemon Athletica, Inc.
m
496,724
1,455 Marriott International, Inc.
m
198,637
1,396 McDonald's Corporation 322,462
115 Mercadolibre, Inc.
m
179,146
4,794 Miller Industries, Inc. 189,075
852 Mohawk Industries, Inc.
m
163,746
2,451 NIKE, Inc. 378,655
145 NVR, Inc.
m
721,128
2,223 Penn National Gaming, Inc.
m
170,037
3,439 Qurate Retail, Inc. 45,017
430 RH
m
291,970
1,591 Ross Stores, Inc. 197,284
1,773 Sleep Number Corporation
m
194,941
4,018 Sony Group Corporation ADR 390,630
6,724 Stoneridge, Inc.
m
198,358
1,071 Taylor Morrison Home
Corporation
m
28,296
1,648 Tesla, Inc.
m
1,120,146
24,493 Under Armour, Inc., Class C
m
454,835
4,825 Zumiez, Inc.
m
236,377
Total 18,403,975
Consumer Staples (0.7%)
847 Altria Group, Inc. 40,385
3,514 BJ's Wholesale Club Holdings,
Inc.
m
167,196
5,739 Bunge, Ltd. 448,503
2,481 Colgate-Palmolive Company 201,829
1,171 Costco Wholesale Corporation 463,330
106 General Mills, Inc. 6,459
8,452 Hain Celestial Group, Inc.
m
339,094
1,584 John B. Sanfilippo & Son, Inc. 140,295
1,338 Kimberly-Clark Corporation 178,998
6,183 Lamb Weston Holdings, Inc. 498,721
3,250 Monster Beverage Corporation
m
296,887
249 PepsiCo, Inc. 36,894
14,231 Philip Morris International, Inc. 1,410,434
20,150 Primo Water Corporation 337,109
1,941 Procter & Gamble Company 261,899
6,350 Turning Point Brands, Inc. 290,640
6,001 Wal-Mart Stores, Inc. 846,261
Total 5,964,934
Energy (0.6%)
5,499 Antero Resources Corporation
m
82,650
10,116 BP plc ADR 267,265

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (18.6%) Value
Energy (0.6%) - continued
3,001 Cheniere Energy, Inc.
m
$ 260,307
897 Chevron Corporation 93,952
5,168 ConocoPhillips 314,731
29,074 Devon Energy Corporation 848,670
81 Diamondback Energy, Inc. 7,605
541 Dorian LPG, Ltd.
m
7,639
12,994 Enterprise Products Partners, LP 313,545
2,416 EOG Resources, Inc. 201,591
16,357 EQT Corporation
m
364,107
3,148 Exxon Mobil Corporation 198,576
7,157 Halliburton Company 165,470
11,131 Helmerich & Payne, Inc. 363,204
16,489 Kinder Morgan, Inc. 300,594
3,761 Marathon Petroleum Corporation 227,239
86,887 McDermott International, Inc.
m
42,575
1,000 MPLX, LP 29,610
7,500 Nine Energy Service, Inc.
m
22,050
3,703 Occidental Petroleum Corporation 115,793
6,096 PDC Energy, Inc. 279,136
4,786 Pioneer Natural Resources
Company 777,821
1,100 TC Energy Corporation 54,472
2,909 Valero Energy Corporation 227,135
2,600 Williams Companies, Inc. 69,030
Total 5,634,767
Financials (3.2%)
7,143 Air Lease Corporation 298,149
9,775 Ally Financial, Inc. 487,186
319 American Equity Investment Life
Holding Company 10,310
2,535 American Express Company 418,858
11,693 Annaly Capital Management, Inc. 103,834
10,163 Arch Capital Group, Ltd.
m
395,747
3,777 Ares Capital Corporation 73,991
218 Arthur J. Gallagher and Company 30,537
12,485 Assured Guaranty, Ltd. 592,788
35,021 Bank of America Corporation 1,443,916
229 Bank of Marin Bancorp 7,305
5,450 Bank of N.T. Butterfield & Son, Ltd. 193,202
1,538 Berkshire Hathaway, Inc.
m
427,441
9,900 BlackRock TCP Capital
Corporation 136,818
511 BlackRock, Inc. 447,110
6,058 Blackstone Mortgage Trust, Inc. 193,190
12,145 Bridgewater Bancshares, Inc.
m
196,142
2,768 Byline Bancorp, Inc. 62,640
3,663 Capital One Financial Corporation 566,629
14,136 Charles Schwab Corporation 1,029,242
2,382 Chubb, Ltd. 378,595
1,136 Cincinnati Financial Corporation 132,480
10,870 Citigroup, Inc. 769,052
280 Citizens Financial Group, Inc. 12,844
1,266 CME Group, Inc. 269,253
8,376 Columbia Banking System, Inc. 322,979
4,127 Comerica, Inc. 294,420
802 Community Trust Bancorp, Inc. 32,385
135 Customers Bancorp, Inc.
m
5,264
2,984 Discover Financial Services 352,977
1,416 Ellington Residential Mortgage
REIT 16,666
536 Enova International, Inc.
m
18,337
5,602 Enterprise Financial Services
Corporation 259,877
23,644 Equitable Holdings, Inc. 719,960
Shares Common Stock (18.6%) Value
Financials (3.2%) - continued
2,484 Evercore, Inc. $ 349,673
239 FactSet Research Systems, Inc. 80,211
276 Financial Institutions, Inc. 8,280
1,372 First Busey Corporation 33,834
177 First Mid-Illinois Bancshares, Inc. 7,170
1,766 First Republic Bank 330,542
9,363 FS KKR Capital Corporation 201,398
3,107 Glacier Bancorp, Inc. 171,134
9,976 Golub Capital BDC, Inc. 153,830
915 Great Southern Bancorp, Inc. 49,318
1,420 Hancock Whitney Corporation 63,105
9,151 Heartland Financial USA, Inc. 430,005
144 HomeStreet, Inc. 5,867
662 Hometrust Bancshares, Inc. 18,470
5,337 Hope Bancorp, Inc. 75,679
1,889 Houlihan Lokey, Inc. 154,501
27,215 Huntington Bancshares, Inc. 388,358
322 Independent Bank Corporation 6,991
7,886 J.P. Morgan Chase & Company 1,226,588
9,979 KeyCorp 206,066
1,855 Kinsale Capital Group, Inc. 305,648
10,775 KKR & Company, Inc. 638,311
1,372 Lincoln National Corporation 86,216
56 MarketAxess Holdings, Inc. 25,961
2,032 Marsh & McLennan Companies,
Inc. 285,862
1,976 MidWestOne Financial Group, Inc. 56,850
444 Moody's Corporation 160,892
7,761 Morgan Stanley 711,606
3,652 New York Community Bancorp,
Inc. 40,245
2,846 New York Mortgage Trust, Inc. 12,722
198 Peapack-Gladstone Financial
Corporation 6,152
2,038 Primerica, Inc. 312,099
160 QCR Holdings, Inc. 7,694
11,282 Radian Group, Inc. 251,024
3,141 Raymond James Financial, Inc. 408,016
738 Reinsurance Group of America,
Inc. 84,132
2,353 S&P Global, Inc. 965,789
7,305 Seacoast Banking Corporation of
Florida 249,466
1,313 Selective Insurance Group, Inc. 106,550
4,433 Sixth Street Specialty Lending, Inc. 98,368
73,000 SPDR Blackstone Senior Loan ETF 3,379,170
4,986 Starwood Property Trust, Inc. 130,484
5,395 Synovus Financial Corporation 236,733
370 T. Rowe Price Group, Inc. 73,249
845 Texas Capital Bancshares, Inc.
m
53,649
1,410 Torchmark Corporation 134,302
3,976 Triumph Bancorp, Inc.
m
295,218
6,276 Truist Financial Corporation 348,318
104 Two Harbors Investment
Corporation 786
6,442 Umpqua Holdings Corporation 118,855
3,817 Unum Group 108,403
27,848 Wells Fargo & Company 1,261,236
10,738 Western Alliance Bancorp 997,023
12,124 Zions Bancorporations NA 640,875
831 Zurich Insurance Group AG 333,784
Total 27,586,832
Health Care (2.4%)
860 Abbott Laboratories 99,700

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (18.6%) Value
Health Care (2.4%) - continued
2,529 AbbVie, Inc. $ 284,867
448 Align Technology, Inc.
m
273,728
1,853 Amedisys, Inc.
m
453,855
2,816 Amgen, Inc. 686,400
3,545 AMN Healthcare Services, Inc.
m
343,794
3,525 Anthem, Inc. 1,345,845
5,376 Ardelyx, Inc.
m
40,750
2,781 Baxter International, Inc. 223,870
502 Becton, Dickinson and Company 122,081
1,015 Biogen, Inc.
m
351,464
4,674 Biohaven Pharmaceutical Holding
Company, Ltd.
m
453,752
494 Bio-Techne Corporation 222,428
237 Bristol-Myers Squibb Company 15,836
3,575 Centene Corporation
m
260,725
3,869 Cerner Corporation 302,401
1,966 Cigna Holding Company 466,080
3,499 CVS Health Corporation 291,957
4,383 Danaher Corporation 1,176,222
859 Dexcom, Inc.
m
366,793
5,962 Edwards Lifesciences
Corporation
m
617,484
4,304 Gilead Sciences, Inc. 296,373
5,043 GlaxoSmithKline plc ADR 200,812
4,756 Halozyme Therapeutics, Inc.
m
215,970
1,894 HCA Healthcare, Inc. 391,566
539 Humana, Inc. 238,626
869 Illumina, Inc.
m
411,219
2,997 InMode, Ltd.
m
283,756
544 Intuitive Surgical, Inc.
m
500,284
1,443 IQVIA Holding, Inc.
m
349,668
7,258 Johnson & Johnson 1,195,683
14,319 Lantheus Holdings, Inc.
m
395,777
924 LHC Group, Inc.
m
185,040
8,919 Medtronic plc 1,107,115
8,955 Merck & Company, Inc. 696,430
102 Mettler-Toledo International, Inc.
m
141,305
357 Moderna, Inc.
m
83,888
3,323 Novo Nordisk AS ADR 278,368
4,251 NuVasive, Inc.
m
288,133
125 Regeneron Pharmaceuticals, Inc.
m
69,818
3,268 Stryker Corporation 848,798
7,641 Syneos Health, Inc.
m
683,793
131 Tactile Systems Technology, Inc.
m
6,812
1,571 Teladoc Health, Inc.
m
261,242
252 Teleflex, Inc. 101,251
1,992 Thermo Fisher Scientific, Inc. 1,004,904
1,304 UnitedHealth Group, Inc. 522,174
1,269 Veeva Systems, Inc.
m
394,596
22,921 Viemed Healthcare, Inc.
m
163,885
1,575 Zimmer Biomet Holdings, Inc. 253,292
3,586 Zoetis, Inc. 668,287
Total 20,638,897
Industrials (2.3%)
3,633 Advanced Drainage Systems, Inc. 423,499
7,861 Altra Industrial Motion Corporation 511,122
3,174 AMETEK, Inc. 423,729
2,692 ASGN, Inc.
m
260,936
10,585 Badger Infrastructure Solution 321,239
568 Boeing Company
m
136,070
1,912 Carlisle Companies, Inc. 365,919
3,642 Chart Industries, Inc.
m
532,897
28 Copart, Inc.
m
3,691
2,454 Crane Company 226,676
Shares Common Stock (18.6%) Value
Industrials (2.3%) - continued
8,295 CSX Corporation $ 266,104
20 Cummins, Inc. 4,876
3,419 Curtiss-Wright Corporation 406,040
9,505 Delta Air Lines, Inc.
m
411,186
8,025 Dun and Bradstreet Holdings,
Inc.
m
171,494
1,694 Eaton Corporation plc 251,017
2,621 Emerson Electric Company 252,245
1,015 Encore Wire Corporation 76,927
1,709 Fortive Corporation 119,186
3,211 Forward Air Corporation 288,187
212 GATX Corporation 18,756
3,500 General Dynamics Corporation 658,910
94 Gorman-Rupp Company 3,237
2,764 Greenbrier Companies, Inc.
i
120,455
3,880 Helios Technologies, Inc. 302,834
3,598 Honeywell International, Inc. 789,221
10,224 Howmet Aerospace, Inc.
m
352,421
1,174 IDEX Corporation 258,339
1,947 Illinois Tool Works, Inc. 435,271
2,591 JetBlue Airways Corporation
m
43,477
9,667 Johnson Controls International plc 663,446
754 Kansas City Southern 213,661
1,925 L3Harris Technologies, Inc. 416,089
130 Landstar System, Inc. 20,543
2,274 Lincoln Electric Holdings, Inc. 299,508
603 Linde Public Limited Company 174,327
1,394 Lockheed Martin Corporation 527,420
3,786 Manpower, Inc. 450,193
10,649 Meritor, Inc.
m
249,400
1,509 Middleby Corporation
m
261,449
575 MSC Industrial Direct Company,
Inc. 51,595
6,387 NAPCO Security Technologies,
Inc.
m
232,295
89 Nordson Corporation 19,536
1,580 Norfolk Southern Corporation 419,348
872 Northrop Grumman Corporation 316,911
5,474 Nutrien, Ltd. 331,779
1,611 Old Dominion Freight Line, Inc. 408,872
2,084 Otis Worldwide Corporation 170,409
1,599 Parker-Hannifin Corporation 491,069
6,531 Patrick Industries, Inc. 476,763
3,177 Quanta Services, Inc. 287,741
3,691 Raven Industries, Inc. 213,524
3,852 Raytheon Technologies
Corporation 328,614
1,813 Regal-Beloit Corporation 242,054
7,388 Southwest Airlines Company
m
392,229
1,788 Stanley Black & Decker, Inc. 366,522
4,827 Timken Company 389,008
602 Tutor Perini Corporation 8,338
10,788 Uber Technologies, Inc.
m
540,695
1,442 Union Pacific Corporation 317,139
2,370 United Parcel Service, Inc. 492,889
3,113 United Rentals, Inc.
m
993,078
3,118 US Ecology, Inc.
m
116,987
762 Verisk Analytics, Inc. 133,137
380 Waste Management, Inc. 53,242
3,726 WESCO International, Inc.
m
383,107
Total 19,888,878
Information Technology (4.2%)
1,414 Accenture plc 416,833
1,909 Adobe, Inc.
m
1,117,987

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (18.6%) Value
Information Technology (4.2%) - continued
1,765 Advanced Energy Industries, Inc. $ 198,933
5,280 Agilysys, Inc.
m
300,274
373 Akamai Technologies, Inc.
m
43,492
2,911 Alliance Data Systems Corporation 303,297
3,604 Amphenol Corporation 246,550
292 Analog Devices, Inc. 50,271
1,055 ANSYS, Inc.
m
366,148
31,831 Apple, Inc. 4,359,574
2,810 AppLovin Corporation
i,m
211,228
391 Automatic Data Processing, Inc. 77,660
3,598 Axcelis Technologies, Inc.
m
145,431
3,310 BigCommerce Holdings, Inc.
m
214,885
2,032 Bill.com Holdings, Inc.
m
372,222
2,151 Broadcom, Ltd. 1,025,683
224 Broadridge Financial Solutions,
Inc. 36,183
6,866 Calix, Inc.
m
326,135
8,182 Ciena Corporation
m
465,474
19,739 Cisco Systems, Inc. 1,046,167
3,586 Computer Services, Inc. 201,713
2,128 Dolby Laboratories, Inc. 209,161
10,646 Dropbox, Inc.
m
322,680
1,544 Enphase Energy, Inc.
m
283,525
392 Euronet Worldwide, Inc.
m
53,057
730 FleetCor Technologies, Inc.
m
186,924
1,595 Gilat Satellite Networks, Ltd. 16,237
2,171 HP, Inc. 65,542
5,704 II-VI, Inc.
m
414,053
1,063 Intel Corporation 59,677
802 Intuit, Inc. 393,116
2,408 J2 Global, Inc.
m
331,220
246 Jack Henry & Associates, Inc. 40,223
802 KLA-Tencor Corporation 260,016
264 Lam Research Corporation 171,785
812 Littelfuse, Inc. 206,889
1,360 Lumentum Holdings, Inc.
m
111,561
3,174 Mastercard, Inc. 1,158,796
3,119 Microchip Technology, Inc. 467,039
5,158 Micron Technology, Inc.
m
438,327
21,384 Microsoft Corporation 5,792,926
1,838 Motorola Solutions, Inc. 398,570
5,709 National Instruments Corporation 241,377
1,404 Nice, Ltd. ADR
m
347,434
3,141 Nuance Communications, Inc.
m
170,996
1,618 NVIDIA Corporation 1,294,562
18,971 ON Semiconductor Corporation
m
726,210
6,800 Oracle Corporation 529,312
5,659 PayPal Holdings, Inc.
m
1,649,485
6,931 QUALCOMM, Inc. 990,648
37,317 Sabre Corporation
m
465,716
3,221 Salesforce.com, Inc.
m
786,794
337 Samsung Electronics Company,
Ltd. GDR 601,096
2,013 Seagate Technology Holdings 177,003
1,298 ServiceNow, Inc.
m
713,316
13,696 Sonos, Inc.
m
482,510
6,430 Square, Inc.
m
1,567,634
3,519 SunPower Corporation
m
102,825
592 TE Connectivity, Ltd. 80,044
13,952 Telefonaktiebolaget LM Ericsson
ADR 175,516
539 Teradyne, Inc. 72,204
5,614 Texas Instruments, Inc. 1,079,572
35,405 TTM Technologies, Inc.
m
506,292
100 Tyler Technologies, Inc.
m
45,237
Shares Common Stock (18.6%) Value
Information Technology (4.2%) - continued
924 VeriSign, Inc.
m
$ 210,386
1,382 Visa, Inc. 323,139
855 VMware, Inc.
i,m
136,774
2,361 Western Digital Corporation
m
168,032
2,538 Workiva, Inc.
m
282,556
587 Xerox Holdings Corporation 13,789
Total 36,847,923
Materials (0.6%)
6,481 Ashland Global Holdings, Inc. 567,088
9,391 Axalta Coating Systems, Ltd.
m
286,332
3,911 Ball Corporation 316,869
7,847 Carpenter Technology Corporation 315,606
8,565 CF Industries Holdings, Inc. 440,669
1,956 Eastman Chemical Company 228,363
2,198 Ecolab, Inc. 452,722
15,296 Element Solutions, Inc. 357,620
1,160 International Flavors & Fragrances,
Inc. 173,304
31,426 Ivanhoe Mines, Ltd.
m
226,898
1,563 LyondellBasell Industries NV 160,786
1,025 Martin Marietta Materials, Inc. 360,605
3,257 Nucor Corporation 312,444
37 PPG Industries, Inc. 6,282
6,455 Steel Dynamics, Inc. 384,718
4,121 UFP Technologies, Inc.
m
236,628
2,015 United States Lime & Minerals, Inc. 280,266
Total 5,107,200
Real Estate (0.6%)
1,314 Agree Realty Corporation 92,624
1,688 Alexandria Real Estate Equities,
Inc. 307,115
10,956 American Campus Communities,
Inc. 511,864
999 AvalonBay Communities, Inc. 208,481
2,493 Camden Property Trust 330,746
2,586 CBRE Group, Inc.
m
221,698
2,618 Colliers International Group, Inc. 293,164
1,653 Digital Realty Trust, Inc. 248,710
5,418 Duke Realty Corporation 256,542
9 EastGroup Properties, Inc. 1,480
9,516 Essential Properties Realty Trust,
Inc. 257,313
74 Extra Space Storage, Inc. 12,123
2,163 First Industrial Realty Trust, Inc. 112,974
2,197 Four Corners Property Trust, Inc. 60,659
2,477 Healthcare Realty Trust, Inc. 74,806
25,882 Host Hotels and Resorts, Inc.
m
442,323
10,562 Independence Realty Trust, Inc. 192,545
232 Innovative Industrial Properties,
Inc. 44,317
3,425 iSTAR Financial, Inc. 71,000
11,741 Lexington Realty Trust 140,305
3,064 MGIC Investment Corporation 41,670
7,846 National Storage Affiliates Trust 396,694
2,743 New Residential Investment
Corporation 29,048
1,269 Public Storage, Inc. 381,576
3,011 Rayonier, Inc. REIT 108,185
2,179 Realty Income Corporation 145,427
1,772 Rexford Industrial Realty, Inc. 100,915
2,044 Service Properties Trust 25,754

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (18.6%) Value
Real Estate (0.6%) - continued
20,290 Sunstone Hotel Investors, Inc.
m
$ 252,002
Total 5,362,060
Utilities (0.3%)
6,495 Alliant Energy Corporation 362,161
1,104 American Electric Power
Company, Inc. 93,387
150 American States Water Company 11,934
13,273 CenterPoint Energy, Inc. 325,454
3,644 Duke Energy Corporation 359,736
5,573 Entergy Corporation 555,628
5,248 Exelon Corporation 232,539
772 FirstEnergy Corporation 28,726
1,141 NextEra Energy Partners, LP 87,127
2,066 NextEra Energy, Inc. 151,397
1,656 NorthWestern Corporation 99,724
3,430 Portland General Electric
Company 158,054
2,283 Spire, Inc. 164,992
1,089 WEC Energy Group, Inc. 96,867
Total 2,727,726
Total Common Stock
(cost $109,652,157) 161,686,922
Shares
Registered Investment
Companies ( 13.8% ) Value
Unaffiliated  (1.9%)
38,518 Aberdeen Asia-Pacific Income
Fund, Inc. 170,635
24,575 AllianceBernstein Global High
Income Fund, Inc. 307,433
18,990 BlackRock Core Bond Trust 313,715
17,488 BlackRock Corporate High Yield
Fund, Inc. 215,452
19,615 BlackRock Credit Allocation
Income Trust 305,798
1,291 BlackRock Enhanced Equity
Dividend Trust 13,078
15,148 BlackRock Enhanced Global
Dividend Trust 190,107
15,036 BlackRock Multi-Sector Income
Trust 280,572
13,700 Brookfield Real Assets Income
Fund, Inc. 300,030
23,016 Eaton Vance Limited Duration
Income Fund 305,192
15,889 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 162,068
25,627 Invesco Dynamic Credit
Opportunities Fund 303,936
371,428 Invesco Senior Loan ETF 8,227,130
12,000 iShares S&P U.S. Preferred Stock
Index Fund 472,020
45,650 Nuveen Credit Strategies Income
Fund 308,138
18,371 PGIM Global High Yield Fund, Inc. 292,834
18,428 PGIM High Yield Bond Fund, Inc. 299,824
5,243 Pimco Dynamic Credit And
Mortgage Income Fund 117,338
11,542 Royce Value Trust, Inc. 218,952
8,313 SPDR Bloomberg Barclays High
Yield Bond ETF
i
914,097
Shares
Registered Investment
Companies (13.8%) Value
Unaffiliated  (1.9%)- continued
73,343 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF $ 2,022,800
5,974 Tri-Continental Corporation 203,653
8,810 Virtus Dividend, Interst & Premium
Strategy Fund 132,767
25,977 Voya Global Equity Dividend &
Premium Opportunity Fund 154,823
34,784 Wells Fargo Income Opportunities
Fund 305,751
23,981 Western Asset High Income
Opportunity Fund, Inc. 126,620
Total 16,664,763
Affiliated  (11.9%)
7,434,599 Thrivent Core Emerging Markets
Debt Fund 73,974,264
2,684,002 Thrivent Core International Equity
Fund 29,175,103
Total 103,149,367
Total Registered Investment
Companies (cost $113,121,233) 119,814,130
Shares Preferred Stock ( 1.5% ) Value
Communications Services (0.1%)
25,875 AT&T, Inc., 4.750%
j
688,016
1,937 ViacomCBS, Inc., Convertible,
5.750%
i
143,590
Total 831,606
Consumer Discretionary (<0.1%)
2,858 International Flavors & Fragrances,
Inc., Convertible, 6.000% 144,643
Total 144,643
Consumer Staples (<0.1%)
4,150 CHS, Inc., 6.750%
b,j
117,736
Total 117,736
Energy (0.1%)
28,205 Crestwood Equity Partners, LP,
9.250%
j
264,563
5,300 Energy Transfer, LP, 7.600%
b,j
132,500
5,109 Nustar Logistics, LP, 6.918%
b
130,892
Total 527,955
Financials (0.8%)
7,525 Aegon Funding Corporation II,
5.100% 202,197
15,500 Allstate Corporation, 5.100%
j
436,170
13,200 Bank of America Corporation,
5.000%
j
360,360
5,800 Bank of America Corporation,
5.375%
j
162,052
218 Bank of America Corporation,
Convertible, 7.250%
j
308,688
14,875 Capital One Financial Corporation,
5.000%
j
404,154
8,650 Cobank ACB, 6.250%
b,j
908,250
16,200 Equitable Holdings, Inc., 5.250%
j
434,970
425 First Horizon Bank, 3.750%
b,g,j
346,375

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (1.5%) Value
Financials (0.8%) - continued
3,960 GMAC Capital Trust I, 5.941%
b
$ 100,227
9,925 J.P. Morgan Chase & Company,
4.750%
j
271,052
9,600 J.P. Morgan Chase & Company,
5.750%
j
271,200
9,600 Legg Mason, Inc., 5.450% 242,688
16,800 Morgan Stanley, 5.850%
b,j
495,936
11,100 Morgan Stanley, 7.125%
b,j
321,012
2,675 Synovus Financial Corporation,
5.875%
b,j
72,920
14,400 Truist Financial Corporation,
4.750%
j
383,328
915 Wells Fargo & Company,
Convertible, 7.500%
j
1,396,482
Total 7,118,061
Health Care (0.1%)
3,310 Boston Scientific Corporation,
Convertible, 5.500% 384,159
156 Danaher Corporation, Convertible,
5.000%
i
230,142
Total 614,301
Industrials (0.1%)
342 Fluor Corporation, Convertible,
6.500%
g,j,m
362,828
4,686 Stanley Black & Decker, Inc.,
Convertible, 5.250%
i
565,741
Total 928,569
Real Estate (0.1%)
17,650 Public Storage, 4.125%
j
459,782
3,775 Public Storage, 4.625%
j
103,964
958 Public Storage, 4.700%
j
26,814
1,475 Public Storage, 4.875%
j
40,740
Total 631,300
Utilities (0.2%)
2,630 AES Corporation, Convertible,
6.875% 282,909
1,668 American Electric Power
Company, Inc., Convertible,
6.125% 81,949
1,986 American Electric Power
Company, Inc., Convertible,
6.125% 101,763
17,250 CMS Energy Corporation,
4.200%
d,j,m
435,907
5,664 NextEra Energy, Inc., Convertible,
4.872% 318,033
697 NiSource, Inc., Convertible,
7.750% 71,645
19,200 Southern Company, 4.950% 514,944
3,389 Southern Company, Convertible,
6.750% 171,585
Total 1,978,735
Total Preferred Stock
(cost $11,999,017) 12,892,906
Shares
Collateral Held for Securities
Loaned ( 0.7% ) Value
6,578,684 Thrivent Cash Management Trust $ 6,578,684
Total Collateral Held for
Securities Loaned
(cost $6,578,684) 6,578,684
Shares or
Principal
Amount Short-Term Investments ( 20.9% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.000%, 7/7/2021
n
100,000
100,000 0.015%, 7/14/2021
n,o
99,999
100,000 0.020%, 7/21/2021
n,o
99,998
1,600,000 0.012%, 8/11/2021
n,o
1,599,927
200,000 0.035%, 8/18/2021
n,o
199,989
100,000 0.040%, 8/25/2021
n,o
99,994
Thrivent Core Short-Term Reserve
Fund
17,891,876 0.140% 178,918,761
U.S. Treasury Bills
500,000 0.008%, 7/13/2021
o,p
499,993
Total Short-Term Investments
(cost $181,606,270) 181,618,661
Total Investments (cost
$969,670,744) 119.5% $1,039,646,323
Other Assets and Liabilities, Net
(19.5%) (169,906,987)
Total Net Assets 100.0% $869,739,336
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of June 30, 2021.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2021, the value of these investments was $134,564,593 or 15.5%
of total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2021.
i All or a portion of the security is on loan.

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

j Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l All or a portion of the security is insured or guaranteed.
m Non-income producing security.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p At June 30, 2021, $249,996 of investments were segregated
to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Diversified Income Plus
Portfolio as of June 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 4,165,279
Common Stock 2,219,584
Total lending $6,384,863
Gross amount payable upon return of
collateral for securities loaned $6,578,684
Net amounts due to counterparty
$193,821
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
COF 11 - 11th District Cost of Funds
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 75,067,362
Gross unrealized depreciation (5,475,420)
Net unrealized appreciation (depreciation) $ 69,591,942
Cost for federal income tax purposes $ 970,273,885

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing Diversified Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 5,029,790 – 5,029,790 –
Capital Goods 9,294,096 – 8,710,558 583,538
Communications Services 15,555,923 – 15,075,923 480,000
Consumer Cyclical 14,799,060 – 14,799,060 –
Consumer Non-Cyclical 14,462,677 – 13,959,621 503,056
Energy 1,007,612 – 1,007,612 –
Financials 4,746,343 – 3,925,854 820,489
Technology 8,672,363 – 8,672,363 –
Transportation 4,416,151 – 4,416,151 –
Utilities 4,219,007 – 4,219,007 –
Long-Term Fixed Income
Asset-Backed Securities^ 21,023,858 – 20,423,858 600,000
Basic Materials 8,747,747 – 8,747,747 –
Capital Goods 15,031,557 – 15,031,557 –
Collateralized Mortgage Obligations 45,701,195 – 44,751,195 950,000
Commercial Mortgage-Backed Securities 1,376,080 – 1,376,080 –
Communications Services 21,571,075 – 21,571,075 –
Consumer Cyclical 30,715,454 – 30,715,454 –
Consumer Non-Cyclical 27,460,659 – 27,460,659 –
Energy 26,310,068 – 26,310,068 –
Financials 59,104,505 – 59,104,505 –
Foreign Government 136,192 – 136,192 –
Mortgage-Backed Securities 167,517,192 – 167,517,192 –
Technology 14,021,203 – 14,021,203 –
Transportation 6,670,681 – 6,670,681 –
U.S. Government & Agencies 20,286,172 – 20,286,172 –
Utilities 9,178,360 – 9,178,360 –
Common Stock
Communications Services 13,523,730 13,454,788 68,942 –
Consumer Discretionary 18,403,975 18,386,490 17,485 –
Consumer Staples 5,964,934 5,964,934 – –
Energy 5,634,767 5,634,767 – –
Financials 27,586,832 27,253,048 333,784 –
Health Care 20,638,897 20,638,897 – –
Industrials 19,888,878 19,567,639 321,239 –
Information Technology 36,847,923 36,246,827 601,096 –
Materials 5,107,200 4,880,302 226,898 –
Real Estate 5,362,060 5,362,060 – –
Utilities 2,727,726 2,727,726 – –
Registered Investment Companies
Unaffiliated 16,664,763 16,664,763 – –
Preferred Stock
Communications Services 831,606 831,606 – –
Consumer Discretionary 144,643 144,643 – –
Consumer Staples 117,736 117,736 – –
Energy 527,955 527,955 – –
Financials 7,118,061 5,863,436 1,254,625 –
Health Care 614,301 614,301 – –
Industrials 928,569 565,741 362,828 –
Real Estate 631,300 631,300 – –
Utilities 1,978,735 1,978,735 – –
Short-Term Investments 2,699,900 – 2,699,900 –
Subtotal Investments in Securities $750,999,511 $188,057,694 $559,004,734 $3,937,083
Other Investments  * Total
Affiliated Registered Investment Companies 103,149,367
Affiliated Short-Term Investments 178,918,761
Collateral Held for Securities Loaned 6,578,684
Subtotal Other Investments $288,646,812
Total Investments at Value $1,039,646,323

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 2 security in this section is valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 424,180 424,180 – –
Total Asset Derivatives $424,180 $424,180 $– $–
Liability Derivatives
Futures Contracts 204,676 204,676 – –
Total Liability Derivatives $204,676 $204,676 $– $–
The following table presents Diversified Income Plus Portfolio's futures contracts held as of June 30, 2021. Investments and/or cash totaling
$2,132,912 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 123 September 2021 $ 27,138,213 ( $ 38,815)
CBOT 5-Yr. U.S. Treasury Note 30 September 2021 3,708,546 (5,655)
CBOT U.S. Long Bond 16 September 2021 2,497,928 74,072
CME E-mini S&P 500 Index 11 September 2021 2,326,441 32,289
CME Ultra Long Term U.S. Treasury Bond 57 September 2021 10,734,294 248,893
ICE mini MSCI EAFE Index 18 September 2021 2,123,605 (49,915)
Total Futures Long Contracts $ 48,529,027 $ 260,869
CBOT 10-Yr. U.S. Treasury Note (82) September 2021 ( $ 10,801,314) ( $ 63,686)
CME E-mini Russell 2000 Index (198) September 2021 (22,916,146) 68,926
Ultra 10-Yr. U.S. Treasury Note (18) September 2021 (2,603,051) (46,605)
Total Futures Short Contracts ( $ 36,320,511) ($41,365)
Total Futures Contracts $ 12,208,516 $219,504

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2021, for Diversified Income Plus
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 101,215
Total Equity Contracts 101,215
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 322,965
Total Interest Rate Contracts 322,965
Total Asset Derivatives $424,180
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 154,761
Total Interest Rate Contracts 154,761
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 49,915
Total Equity Contracts 49,915
Total Liability Derivatives $204,676
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2021, for
Diversified Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (2,900,960)
Total Equity Contracts
(2,900,960)
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (269,791)
Total Foreign Exchange Contracts (269,791)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 774,352
Total Interest Rate Contracts
774,352
Total ($2,396,399)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2021, for Diversified Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 997,365
Total Equity Contracts 997,365
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 129,548
Total Interest Rate Contracts 129,548
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (55,123)
Total Foreign Exchange Contracts (55,123)
Total $1,071,790

Diversified Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Diversified Income Plus Portfolio's average volume of derivative activity during the period ended June 30, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $17,313,919
Futures - Short (22,375,140)
Interest Rate Contracts
Futures - Long 34,711,246
Futures - Short (16,065,502)
Foreign Exchange Contracts
Futures - Long 3,801,381
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Diversified Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $41,977 $33,435 $– $73,974 7,435 8.5%
Core International Equity 51,404 – 25,400 29,175 2,684 3.4
Total Affiliated Registered Investment
Companies 93,381 103,149 11.9
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% 109,523 354,948 285,553 178,919 17,892 20.6
Total Affiliated Short-Term Investments 109,523 178,919 20.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 4,933 56,253 54,607 6,579 6,579 0.7
Total Collateral Held for Securities Loaned 4,933 6,579 0.7
Total Value $207,837 $288,647
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(1,438) $– $1,335
Core International Equity 1,638 1,533 – –
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% 1 0 – 135
Total Income/Non Income Cash from Affiliated
Investments $1,470
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 18
Total Affiliated Income from Securities Loaned, Net $18
Total Value $1,639 $95 $–

ESG Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 82.5% ) Value
Communications Services (8.8%)
247 Alphabet, Inc., Class A
a
$ 603,122
242 Alphabet, Inc., Class C
a
606,529
132 Discovery, Inc., Class A
a
4,050
253 Discovery, Inc., Class C
a
7,332
236 Electronic Arts, Inc. 33,944
36 John Wiley and Sons, Inc. 2,166
135 Liberty Global plc, Class A
a
3,667
304 Liberty Global plc, Class C
a
8,220
767 Lumen Technologies, Inc. 10,424
123 New York Times Company 5,357
178 Omnicom Group, Inc. 14,238
20 Scholastic Corporation 758
3,401 Verizon Communications, Inc. 190,558
1,492 Walt Disney Company
a
262,249
Total 1,752,614
Consumer Discretionary (9.4%)
223 Aptiv plc
a
35,085
188 Aramark 7,003
69 Autoliv , Inc. 6,745
44 AutoNation, Inc.
a
4,172
191 Best Buy Company, Inc. 21,961
34 Booking Holdings, Inc.
a
74,395
196 BorgWarner, Inc. 9,514
26 Buckle, Inc. 1,293
75 Callaway Golf Company
a
2,530
124 Capri Holdings, Ltd.
a
7,091
135 CarMax, Inc.
a
17,435
29 Choice Hotels International, Inc. 3,447
27 Columbia Sportswear Company 2,656
107 Darden Restaurants, Inc. 15,621
23 Deckers Outdoor Corporation
a
8,834
32 Domino's Pizza, Inc. 14,928
17 Ethan Allen Interiors, Inc. 469
77 Foot Locker, Inc. 4,745
46 GameStop Corporation
a
9,850
183 Gap, Inc. 6,158
126 Garmin, Ltd. 18,225
287 Hanesbrands, Inc. 5,358
124 Harley-Davidson, Inc. 5,682
107 Hasbro, Inc. 10,114
227 Hilton Worldwide Holdings, Inc.
a
27,381
885 Home Depot, Inc. 282,218
18 Jack in the Box, Inc. 2,006
36 Knoll, Inc. 936
130 Kohl's Corporation 7,164
36 La-Z-Boy, Inc. 1,333
239 LKQ Corporation
a
11,763
601 Lowe's Companies, Inc. 116,576
226 Marriott International, Inc.
a
30,853
286 Mattel, Inc.
a
5,749
613 McDonald's Corporation 141,597
32 Meritage Homes Corporation
a
3,010
49 Mohawk Industries, Inc.
a
9,417
314 Newell Brands, Inc. 8,626
1,045 NIKE, Inc. 161,442
89 Nordstrom, Inc.
a
3,255
44 Office Depot, Inc.
a
2,112
33 Pool Corporation 15,136
59 PVH Corporation
a
6,348
188 Royal Caribbean Cruises, Ltd.
a
16,033
43 Signet Jewelers, Ltd.
a
3,474
967 Starbucks Corporation 108,120
412 Target Corporation 99,597
631 Tesla, Inc.
a
428,891
Shares Common Stock (82.5%) Value
Consumer Discretionary (9.4%) - continued
96 Tractor Supply Company $ 17,862
44 Ulta Beauty, Inc.
a
15,214
155 Under Armour , Inc., Class A
a
3,278
164 Under Armour , Inc., Class C
a
3,045
33 Vail Resorts, Inc.
a
10,445
273 VF Corporation 22,397
52 Whirlpool Corporation 11,337
67 Wolverine World Wide, Inc. 2,254
Total 1,872,180
Consumer Staples (5.7%)
457 Archer-Daniels-Midland Company 27,694
115 Bunge, Ltd. 8,987
162 Campbell Soup Company 7,386
103 Clorox Company 18,531
3,364 Coca-Cola Company 182,026
662 Colgate-Palmolive Company 53,854
401 Conagra Brands, Inc. 14,588
133 Darling Ingredients, Inc.
a
8,978
189 Estee Lauder Companies, Inc. 60,117
504 General Mills, Inc. 30,709
66 Hain Celestial Group, Inc.
a
2,648
244 Hormel Foods Corporation 11,651
55 Ingredion, Inc. 4,978
90 J.M. Smucker Company 11,661
212 Kellogg Company 13,638
578 Keurig Dr Pepper, Inc. 20,369
278 Kimberly-Clark Corporation 37,191
553 Kraft Heinz Company 22,551
594 Kroger Company 22,756
120 Lamb Weston Holdings, Inc. 9,679
204 McCormick & Company, Inc. 18,017
1,160 Mondelez International, Inc. 72,430
1,134 PepsiCo, Inc. 168,025
2,024 Procter & Gamble Company 273,098
419 Sysco Corporation 32,577
46 United Natural Foods, Inc.
a
1,701
Total 1,135,840
Energy (1.8%)
309 APA Corporation 6,684
599 Baker Hughes Company 13,699
198 Cheniere Energy, Inc.
a
17,174
1,115 ConocoPhillips 67,903
37 Core Laboratories NV 1,441
525 Devon Energy Corporation 15,325
226 EQT Corporation
a
5,031
227 Hess Corporation 19,822
646 Marathon Oil Corporation 8,798
535 Marathon Petroleum Corporation 32,325
318 NOV, Inc.
a
4,872
765 Occidental Petroleum Corporation 23,922
365 ONEOK, Inc. 20,309
360 Phillips 66 30,895
170 Pioneer Natural Resources
Company 27,628
1,144 Schlumberger, Ltd. 36,619
554 Southwestern Energy Company
a
3,141
353 TechnipFMC plc
a
3,195
336 Valero Energy Corporation 26,235
Total 365,018
Financials (7.1%)
88 Air Lease Corporation 3,673

ESG Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (82.5%) Value
Financials (7.1%) - continued
250 Allstate Corporation $ 32,610
307 Ally Financial, Inc. 15,301
563 American Express Company 93,025
96 Ameriprise Financial, Inc. 23,892
158 Arthur J. Gallagher and Company 22,133
33 Bank of Hawaii Corporation 2,779
686 Bank of New York Mellon
Corporation 35,144
125 BlackRock, Inc. 109,371
62 Cathay General Bancorp 2,440
1,185 Charles Schwab Corporation 86,280
370 Chubb, Ltd. 58,808
80 CIT Group, Inc. 4,127
352 Citizens Financial Group, Inc. 16,146
295 CME Group, Inc. 62,741
115 Comerica, Inc. 8,204
322 Equitable Holdings, Inc. 9,805
31 FactSet Research Systems, Inc. 10,404
143 First Republic Bank 26,765
249 Franklin Resources, Inc. 7,966
294 Hartford Financial Services Group,
Inc. 18,219
33 Heartland Financial USA, Inc. 1,551
1,213 Huntington Bancshares, Inc. 17,310
461 Intercontinental Exchange, Inc. 54,721
44 International Bancshares
Corporation 1,889
322 Invesco, Ltd. 8,607
803 KeyCorp 16,582
150 Lincoln National Corporation 9,426
187 Loews Corporation 10,220
106 M&T Bank Corporation 15,403
418 Marsh & McLennan Companies,
Inc. 58,804
138 Moody's Corporation 50,007
382 New York Community Bancorp,
Inc. 4,210
163 Northern Trust Corporation 18,846
136 Old National Bancorp 2,395
351 People's United Financial, Inc. 6,016
348 PNC Financial Services Group,
Inc. 66,384
226 Principal Financial Group, Inc. 14,281
482 Progressive Corporation 47,337
325 Prudential Financial, Inc. 33,303
789 Regions Financial Corporation 15,922
198 S&P Global, Inc. 81,269
290 State Street Corporation 23,861
43 SVB Financial Group
a
23,926
187 T. Rowe Price Group, Inc. 37,020
208 Travelers Companies, Inc. 31,140
1,108 Truist Financial Corporation 61,494
180 Umpqua Holdings Corporation 3,321
104 Voya Financial, Inc. 6,396
106 Willis Towers Watson plc 24,382
135 Zions Bancorporations NA 7,136
Total 1,402,992
Health Care (8.4%)
1,452 AbbVie, Inc. 163,553
37 ABIOMED, Inc.
a
11,548
251 Agilent Technologies, Inc. 37,100
62 Align Technology, Inc.
a
37,882
126 AmerisourceBergen Corporation 14,426
475 Amgen, Inc. 115,781
Shares Common Stock (82.5%) Value
Health Care (8.4%) - continued
239 Becton, Dickinson and Company $ 58,122
125 Biogen, Inc.
a
43,284
149 BioMarin Pharmaceutical, Inc.
a
12,433
32 Bio- Techne Corporation 14,408
1,841 Bristol-Myers Squibb Company 123,016
242 Cardinal Health, Inc. 13,816
476 Centene Corporation
a
34,715
252 Cerner Corporation 19,696
289 Cigna Holding Company 68,513
40 Cooper Companies, Inc. 15,851
58 DaVita, Inc.
a
6,985
180 Dentsply Sirona, Inc. 11,387
79 Dexcom , Inc.
a
33,733
512 Edwards Lifesciences Corporation
a
53,028
1,031 Gilead Sciences, Inc. 70,995
223 HCA Healthcare, Inc. 46,103
116 Henry Schein, Inc.
a
8,606
212 Hologic , Inc.
a
14,145
106 Humana, Inc. 46,928
70 IDEXX Laboratories, Inc.
a
44,209
120 Illumina, Inc.
a
56,785
54 Insulet Corporation
a
14,824
158 IQVIA Holding, Inc.
a
38,287
50 Jazz Pharmaceuticals, Inc.
a
8,882
80 Laboratory Corporation of America
Holdings
a
22,068
63 Mednax , Inc.
a
1,899
2,081 Merck & Company, Inc. 161,839
19 Mettler -Toledo International, Inc.
a
26,321
70 Patterson Companies, Inc. 2,127
111 Quest Diagnostics, Inc. 14,649
120 ResMed , Inc. 29,582
88 Select Medical Holdings
Corporation 3,719
111 Teladoc Health, Inc.
a
18,458
214 Vertex Pharmaceuticals, Inc.
a
43,149
51 Waters Corporation
a
17,626
61 West Pharmaceutical Services,
Inc. 21,905
390 Zoetis, Inc. 72,680
Total 1,675,063
Industrials (8.1%)
476 3M Company 94,548
111 A.O. Smith Corporation 7,999
65 Acco Brands Corporation 561
30 Acuity Brands, Inc. 5,611
52 AGCO Corporation 6,780
76 Allegion plc 10,587
8 AMERCO 4,715
32 Applied Industrial Technologies,
Inc. 2,914
22 ArcBest Corporation 1,280
44 ASGN, Inc.
a
4,265
45 Avis Budget Group, Inc.
a
3,505
161 Builders FirstSource , Inc.
a
6,868
111 C.H. Robinson Worldwide, Inc. 10,397
448 Caterpillar, Inc. 97,498
174 Copart , Inc.
a
22,938
1,884 CSX Corporation 60,439
121 Cummins, Inc. 29,501
245 Deere & Company 86,414
131 Delta Air Lines, Inc.
a
5,667
33 Deluxe Corporation 1,576
119 Dover Corporation 17,921

ESG Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (82.5%) Value
Industrials (8.1%) - continued
327 Eaton Corporation plc $ 48,455
22 Echo Global Logistics, Inc.
a
676
45 EMCOR Group, Inc. 5,544
139 Expeditors International of
Washington, Inc. 17,597
43 Exponent, Inc. 3,836
472 Fastenal Company 24,544
107 Flowserve Corporation 4,314
264 Fortive Corporation 18,411
115 Fortune Brands Home and
Security, Inc. 11,455
137 Graco , Inc. 10,371
40 Granite Construction, Inc. 1,661
24 H&E Equipment Services, Inc. 798
13 Heidrick & Struggles International,
Inc. 579
35 HNI Corporation 1,539
16 ICF International, Inc. 1,406
62 IDEX Corporation 13,643
310 IHS Markit , Ltd. 34,925
260 Illinois Tool Works, Inc. 58,126
43 Interface, Inc. 658
592 Johnson Controls International plc 40,629
75 Kansas City Southern 21,253
24 Kelly Services, Inc.
a
575
28 Lennox International, Inc. 9,822
46 Lincoln Electric Holdings, Inc. 6,059
430 Linde Public Limited Company 124,313
45 Manpower, Inc. 5,351
211 Masco Corporation 12,430
58 Meritor, Inc.
a
1,358
45 Middleby Corporation
a
7,797
207 Norfolk Southern Corporation 54,940
86 Owens Corning, Inc. 8,419
285 PACCAR, Inc. 25,436
106 Parker-Hannifin Corporation 32,554
115 Quanta Services, Inc. 10,416
22 Resources Connection, Inc. 316
94 Robert Half International, Inc. 8,363
95 Rockwell Automation, Inc. 27,172
86 Roper Industries, Inc. 40,437
44 Ryder System, Inc. 3,271
45 Snap-On, Inc. 10,054
122 Southwest Airlines Company
a
6,477
87 Spirit Aerosystems Holdings, Inc. 4,106
132 Stanley Black & Decker, Inc. 27,059
60 Steelcase, Inc. 907
13 Tennant Company 1,038
44 Tetra Tech, Inc. 5,370
57 Timken Company 4,594
196 Trane Technologies plc 36,091
157 TransUnion 17,240
27 TrueBlue , Inc.
a
759
550 Union Pacific Corporation 120,961
591 United Parcel Service, Inc. 122,910
59 United Rentals, Inc.
a
18,822
37 W.W. Grainger, Inc. 16,206
149 Wabtec Corporation 12,263
148 Xylem, Inc. 17,754
Total 1,604,044
Information Technology (27.4%)
521 Accenture plc 153,586
393 Adobe, Inc.
a
230,156
995 Advanced Micro Devices, Inc.
a
93,460
Shares Common Stock (82.5%) Value
Information Technology (27.4%) - continued
304 Analog Devices, Inc. $ 52,337
71 ANSYS, Inc.
a
24,641
754 Applied Materials, Inc. 107,370
181 Autodesk, Inc.
a
52,834
352 Automatic Data Processing, Inc. 69,914
230 Cadence Design Systems, Inc.
a
31,469
3,469 Cisco Systems, Inc. 183,857
101 Citrix Systems, Inc. 11,844
143 Cognex Corporation 12,019
436 Cognizant Technology Solutions
Corporation 30,197
164 CommScope Holding Company,
Inc.
a
3,495
628 Corning, Inc. 25,685
217 Dell, Inc.
a
21,628
51 F5 Networks, Inc.
a
9,520
412 Flextronics International, Ltd.
a
7,362
114 Fortinet, Inc.
a
27,154
1,059 Hewlett Packard Enterprise
Company 15,440
1,024 HP, Inc. 30,915
3,339 Intel Corporation 187,451
734 International Business Machines
Corporation 107,597
225 Intuit, Inc. 110,288
32 Itron , Inc.
a
3,199
152 Keysight Technologies, Inc.
a
23,470
117 Lam Research Corporation 76,132
729 Mastercard , Inc. 266,151
221 Microchip Technology, Inc. 33,093
5,888 Microsoft Corporation 1,595,059
139 Motorola Solutions, Inc. 30,142
478 NortonLifeLock , Inc. 13,011
509 NVIDIA Corporation 407,251
100 Okta , Inc.
a
24,468
337 ON Semiconductor Corporation
a
12,900
1,573 Oracle Corporation 122,442
42 Paycom Software, Inc.
a
15,266
914 PayPal Holdings, Inc.
a
266,413
29 Plantronics, Inc.
a
1,210
754 Salesforce.com, Inc.
a
184,180
128 Sensata Technologies Holding plc
a
7,420
161 ServiceNow , Inc.
a
88,478
136 Skyworks Solutions, Inc. 26,078
391 Slack Technologies, Inc.
a
17,321
132 Splunk , Inc.
a
19,085
272 TE Connectivity, Ltd. 36,777
91 Teradata Corporation
a
4,547
756 Texas Instruments, Inc. 145,379
206 Trimble, Inc.
a
16,857
1,394 Visa, Inc. 325,945
69 VMware, Inc.
a
11,038
337 Western Union Company 7,741
148 Workday, Inc.
a
35,334
138 Xerox Holdings Corporation 3,242
44 Zebra Technologies Corporation
a
23,298
Total 5,443,146
Materials (1.9%)
182 Air Products and Chemicals, Inc. 52,358
95 Albemarle Corporation 16,004
1,291 Amcor plc 14,795
68 Avery Dennison Corporation 14,296
174 Axalta Coating Systems, Ltd.
a
5,305
269 Ball Corporation 21,794

ESG Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (82.5%) Value
Materials (1.9%) - continued
28 Compass Minerals International,
Inc. $ 1,659
45 Domtar Corporation
a
2,473
211 Ecolab, Inc. 43,460
43 H.B. Fuller Company 2,735
204 International Flavors & Fragrances,
Inc. 30,478
28 Minerals Technologies, Inc. 2,203
298 Mosaic Company 9,509
660 Newmont Mining Corporation 41,831
249 Nucor Corporation 23,887
195 PPG Industries, Inc. 33,105
18 Schnitzer Steel Industries, Inc. 883
127 Sealed Air Corporation 7,525
210 Sherwin-Williams Company 57,214
83 Sonoco Products Company 5,553
Total 387,067
Real Estate (2.6%)
365 American Tower Corporation 98,601
115 AvalonBay Communities, Inc. 23,999
122 Boston Properties, Inc. 13,980
276 CBRE Group, Inc.
a
23,662
91 Corporate Office Properties Trust 2,547
230 Digital Realty Trust, Inc. 34,606
306 Duke Realty Corporation 14,489
73 Equinix , Inc. 58,590
291 Equity Residential 22,407
57 Federal Realty Investment Trust 6,679
444 Healthpeak Properties, Inc. 14,781
578 Host Hotels and Resorts, Inc.
a
9,878
238 Iron Mountain, Inc. 10,072
42 Jones Lang LaSalle, Inc.
a
8,209
121 Macerich Company 2,208
55 PotlatchDeltic Corporation 2,923
608 Prologis, Inc. 72,674
94 Realogy Holdings Corporation
a
1,713
90 SBA Communications Corporation 28,683
270 Simon Property Group, Inc. 35,230
242 UDR, Inc. 11,853
613 Weyerhaeuser Company 21,099
Total 518,883
Utilities (1.3%)
546 AES Corporation 14,234
204 Alliant Energy Corporation 11,375
148 American Water Works Company,
Inc. 22,811
104 Atmos Energy Corporation 9,996
57 Avista Corporation 2,432
448 CenterPoint Energy, Inc. 10,985
237 CMS Energy Corporation 14,002
281 Consolidated Edison, Inc. 20,153
191 Essential Utilities, Inc. 8,729
283 Eversource Energy 22,708
446 FirstEnergy Corporation 16,596
164 MDU Resources Group, Inc. 5,140
79 New Jersey Resources
Corporation 3,126
316 NiSource, Inc. 7,742
25 Northwest Natural Holding
Company 1,313
165 OGE Energy Corporation 5,552
36 Ormat Technologies, Inc. 2,503
Shares Common Stock (82.5%) Value
Utilities (1.3%) - continued
634 PPL Corporation $ 17,733
260 Sempra Energy 34,445
172 UGI Corporation 7,965
259 WEC Energy Group, Inc. 23,038
Total 262,578
Total Common Stock
(cost $13,298,063) 16,419,425
Shares
Registered Investment
Companies ( 15.6% ) Value
Unaffiliated  (15.6%)
37,417 iShares MSCI KLD 400 Social ETF 3,099,250
Total 3,099,250
Total Registered Investment
Companies (cost $2,979,435) 3,099,250
Shares Short-Term Investments ( 0.3% ) Value
Thrivent Core Short-Term Reserve
Fund
4,966 0.140% 49,660
Total Short-Term Investments
(cost $49,660) 49,660
Total Investments (cost
$16,327,158) 98.4% $19,568,335
Other Assets and Liabilities, Net
1.6% 325,876
Total Net Assets 100.0% $19,894,211
a Non-income producing security.
Definitions:
ETF - Exchange Traded Fund
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 3,288,748
Gross unrealized depreciation (47,554)
Net unrealized appreciation (depreciation) $ 3,241,194
Cost for federal income tax purposes $ 16,327,141

ESG Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing ESG Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,752,614 1,752,614 – –
Consumer Discretionary 1,872,180 1,872,180 – –
Consumer Staples 1,135,840 1,135,840 – –
Energy 365,018 365,018 – –
Financials 1,402,992 1,402,992 – –
Health Care 1,675,063 1,675,063 – –
Industrials 1,604,044 1,604,044 – –
Information Technology 5,443,146 5,443,146 – –
Materials 387,067 387,067 – –
Real Estate 518,883 518,883 – –
Utilities 262,578 262,578 – –
Registered Investment Companies
Unaffiliated 3,099,250 3,099,250 – –
Subtotal Investments in Securities $19,518,675 $19,518,675 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 49,660
Subtotal Other Investments $49,660
Total Investments at Value $19,568,335
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2021, for ESG
Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 195
Total Equity Contracts
195
Total $195

ESG Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in ESG Index Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $90 $5,067 $5,107 $50 5 0.3%
Total Affiliated Short-Term Investments 90 50 0.3
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 25 25 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $90 $50
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $– $– $– $0
Total Income/Non Income Cash from Affiliated
Investments $0
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $–

Global Stock Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 83.9% ) Value
Communications Services (6.7%)
39,778 Activision Blizzard, Inc. $ 3,796,412
9,291 Alphabet, Inc., Class A
a
22,686,671
1,621 Alphabet, Inc., Class C
a
4,062,745
11,653 AMC Networks, Inc.
a
778,420
3,494 ANGI Homeservices , Inc.
a
47,239
9,172 Audacy , Inc.
a
39,531
410,576 Auto Trader Group plc
a,b
3,595,822
50,188 BCE, Inc. 2,474,986
93,256 BT Group plc
a
250,611
24 Cardlytics, Inc.
a
3,046
3,160 Cars.com, Inc.
a
45,283
74,172 Carsales.com, Ltd. 1,098,419
110,350 Comcast Corporation 6,292,157
81,288 Deutsche Telekom AG 1,719,238
8,300 DIP Corporation 255,875
57,641 Discovery, Inc., Class A
a,c
1,768,426
847 E.W. Scripps Company 17,270
1,859 EchoStar Corporation
a
45,155
3,655 Eutelsat Communications 42,758
41,830 Facebook, Inc.
a
14,544,709
6,608 Gannett Company, Inc.
a
36,278
1,955 Gray Television, Inc. 45,747
1,188 Hemisphere Media Group, Inc.
a
14,018
6,596 Interpublic Group of Companies,
Inc. 214,304
8,758 Ipsos SA 369,521
83,484 ITV plc
a
145,095
74,200 KDDI Corporation 2,311,752
82,789 Koninklijke (Royal) KPN NV 258,935
46,155 Live Nation Entertainment, Inc.
a
4,042,716
14,100 M3, Inc. 1,027,303
9,447 Match Group, Inc.
a
1,523,329
113,937 Mediaset Espana Comunicacion
SA
a
714,682
110,700 Nippon Telegraph and Telephone
Corporation 2,894,272
500 Nippon Television Holdings, Inc. 5,832
5,855 Omnicom Group, Inc. 468,341
12,157 REA Group, Ltd. 1,540,408
4,069 RingCentral, Inc.
a
1,182,370
21,193 Rogers Communications, Inc. 1,126,669
104,800 Singapore Press Holdings, Ltd. 133,589
127,300 SoftBank Corporation 1,664,446
15,600 SoftBank Group Corporation 1,087,972
2,393 Spark New Zealand, Ltd. 8,033
1,249 Stroeer SE 100,056
3,563 Take-Two Interactive Software,
Inc.
a
630,722
1,243,927 Telecom Italia SPA 618,937
2,366 Telenet Group Holding NV 89,130
4,378 Telephone & Data Systems, Inc. 99,205
15,944 TELUS Corporation 357,570
46,800 TV Asahi Holdings Corporation 743,975
74,726 Twitter, Inc.
a
5,141,896
712 United States Cellular Corporation
a
25,853
1,800 ValueCommerce Company, Ltd. 52,251
104,241 Verizon Communications, Inc. 5,840,623
2,831 WideOpenWest , Inc.
a
58,630
262,100 Z Holdings Corporation 1,311,670
Total 99,450,903
Consumer Discretionary (10.2%)
15,021 888 Holdings Public Company,
Ltd. 79,833
9,200 ABC-MART, Inc. 529,143
Shares Common Stock (83.9%) Value
Consumer Discretionary (10.2%) - continued
3,153 Adidas AG $ 1,176,564
2,208 Adient plc
a
99,802
9,281 Amazon.com, Inc.
a
31,928,125
8,508 American Axle & Manufacturing
Holdings, Inc.
a
88,058
5,070 American Eagle Outfitters, Inc. 190,277
52,976 Aptiv plc
a
8,334,714
14,779 ARB Corporation, Ltd. 478,211
66,495 Aristocrat Leisure, Ltd. 2,146,631
2,185 AutoNation, Inc.
a
207,160
1,815 AutoZone, Inc.
a
2,708,379
206,355 B&M European Value Retail SA 1,638,220
9,436 Bally's Corporation
a
510,582
6,300 Bandai Namco Holdings, Inc. 436,019
66,756 Barratt Developments plc 642,772
490 Basic-Fit NV
a,b
21,020
1,687 Bed Bath & Beyond, Inc.
a
56,160
4,535 Bellway plc 203,173
2,263 BJ's Restaurants, Inc.
a
111,204
4,364 Breville Group, Ltd. 97,858
447 Brinker International, Inc.
a
27,647
958 Brunswick Corporation 95,436
4,001 Burlington Stores, Inc.
a
1,288,282
9,523 Caesars Entertainment, Inc.
a
988,011
10,316 Carvana Company
a
3,113,575
8,810 Chegg , Inc.
a
732,199
10,995 Chewy, Inc.
a,c
876,411
16,179 Chico's FAS, Inc.
a
106,458
986 Children's Place, Inc.
a
91,757
4,016 Chipotle Mexican Grill, Inc.
a
6,226,165
14,500 Chiyoda Company, Ltd. 115,471
6,939 Choice Hotels International, Inc. 824,770
332 Churchill Downs, Inc. 65,822
1,628 CIE Automotive SA 48,209
24,119 Cooper-Standard Holdings, Inc.
a
699,451
3,867 Corporate Travel Management,
Ltd.
a
62,215
1,547 Cracker Barrel Old Country Store,
Inc. 229,668
4,584 Culp, Inc. 74,719
23,220 D.R. Horton, Inc. 2,098,391
1,911 Daimler AG 170,764
5,325 Dana, Inc. 126,522
1,965 Darden Restaurants, Inc. 286,870
486 Deckers Outdoor Corporation
a
186,658
823 Denny's Corporation
a
13,571
31,800 Denso Corporation 2,168,490
7,398 Dick's Sporting Goods, Inc. 741,206
97 Dillard's, Inc. 17,545
35,223 Dollarama , Inc. 1,612,256
26,243 Dometic Group AB
b
447,179
7,760 Domino's Pizza Enterprises, Ltd. 701,723
317 Domino's Pizza, Inc. 147,877
1,099 Dorman Products, Inc.
a
113,933
43,875 Duluth Holdings, Inc.
a
906,019
6,232 Emerald Holding, Inc.
a
33,590
60,072 Entain plc
a
1,451,556
72,379 Everi Holdings, Inc.
a
1,805,132
5,630 Evolution Gaming Group AB
b
890,565
16,651 Farfetch , Ltd.
a
838,544
2,400 Fast Retailing Company, Ltd. 1,804,052
5,603 Ferrari NV 1,156,716
7,624 Five Below, Inc.
a
1,473,490
4,486 Foot Locker, Inc. 276,472
718 Fox Factory Holding Corporation
a
111,764

Global Stock Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (83.9%) Value
Consumer Discretionary (10.2%) - continued
194,000 Galaxy Entertainment Group, Ltd.
a
$ 1,551,242
13,023 Gap, Inc. 438,224
514 Garmin, Ltd. 74,345
24,690 Gentex Corporation 816,992
2,919 Genuine Parts Company 369,166
5,385 G-III Apparel Group, Ltd.
a
176,951
4,600 Goodyear Tire & Rubber
Company
a
78,890
62 Graham Holdings Company 39,302
1,785 Grand Canyon Education, Inc.
a
160,596
1,740 Group 1 Automotive, Inc. 268,708
6,744 Guess ?, Inc. 178,042
9,025 H&R Block, Inc. 211,907
14,557 Hanesbrands, Inc. 271,779
1,480 Harley-Davidson, Inc. 67,814
586 Helen of Troy, Ltd.
a
133,678
1,079 Hermes International 1,574,594
3,400 Hikari Tsushin, Inc. 597,537
13,900 Honda Motor Company, Ltd. 447,069
62,495 Howden Joinery Group plc 706,753
100,806 Husqvarna AB 1,339,736
6,116 IAA, Inc.
a
333,567
14,145 Industria de Diseno Textil SA 499,414
7,972 InterContinental Hotels Group plc
a
531,338
4,000 Izumi Company, Ltd. 150,459
2,292 KB Home 93,330
17,647 Kohl's Corporation 972,526
5,000 KOMEDA Holdings Company, Ltd. 93,121
6,178 L Brands, Inc. 445,187
5,184 Lear Corporation 908,652
3,199 Leggett & Platt, Inc. 165,740
2,653 Lennar Corporation 263,576
4,233 Lithia Motors, Inc. 1,454,628
30,593 Lowe's Companies, Inc. 5,934,124
2,594 LVMH Moet Hennessy Louis
Vuitton SE 2,040,584
1,608 M.D.C. Holdings, Inc. 81,365
12,004 Macy's, Inc.
a
227,596
10,304 Magnite , Inc.
a
348,687
34,526 Marks and Spencer Group plc
a
70,023
470 Marriott Vacations Worldwide
Corporation
a
74,871
18,600 Marui Group Company, Ltd. 350,935
9,633 Mattel, Inc.
a
193,623
6,814 Mohawk Industries, Inc.
a
1,309,583
106,551 Moneysupermarket.com Group plc 378,266
884 Next plc
a
96,209
42,100 NHK Spring Company, Ltd. 346,545
5,800 Nihon Unisys, Ltd. 174,536
266,000 Nissan Motor Company, Ltd.
a
1,325,129
400 Nitori Holdings Company, Ltd. 70,639
13,690 Nordstrom, Inc.
a
500,643
10,554 Norwegian Cruise Line Holdings,
Ltd.
a,c
310,393
274 NVR, Inc.
a
1,362,684
8,808 Ollie's Bargain Outlet Holdings,
Inc.
a
741,017
5,845 Papa John's International, Inc. 610,452
14,628 Park Hotels and Resorts, Inc.
a
301,483
27,289 Penn National Gaming, Inc.
a
2,087,336
15,560 Planet Fitness, Inc.
a
1,170,890
9,559 Playtech plc
a
56,224
10,000 PLENUS Company, Ltd. 182,945
344 Pool Corporation 157,779
8,577 Premier Investments, Ltd. 183,661
Shares Common Stock (83.9%) Value
Consumer Discretionary (10.2%) - continued
2,714 PulteGroup, Inc. $ 148,103
748 Purple Innovation, Inc.
a
19,755
1,089 PVH Corporation
a
117,166
33,785 Qurate Retail, Inc. 442,246
8,457 Restaurant Brands International,
Inc. 544,969
7,500 Rinnai Corporation 713,866
4,793 Ruth's Hospitality Group, Inc.
a
110,383
21,500 Sangetsu Company, Ltd. 299,930
20,900 Sekisui House, Ltd. 429,177
17,788 Skyline Corporation
a
948,100
13,000 Sony Group Corporation 1,260,574
30,492 Sony Group Corporation ADR 2,964,432
2,496 Standard Motor Products, Inc. 108,202
592 Strategic Education, Inc. 45,028
170,300 Sumitomo Electric Industries, Ltd. 2,515,319
254,241 Tabcorp Holdings, Ltd. 986,444
4,000 Takara Standard Company, Ltd. 54,773
21,321 Taylor Morrison Home Corporation
a
563,301
2,390 Tenneco, Inc.
a
46,175
10,828 Tesla, Inc.
a
7,359,792
1,217 Thor Industries, Inc. 137,521
20,472 Thule Group AB
b
907,485
9,093 Toll Brothers, Inc. 525,666
1,969 TopBuild Corporation
a
389,429
13,600 Toyota Motor Corporation 1,188,832
5,786 Tri Pointe Homes, Inc.
a
123,994
13,142 TripAdvisor, Inc.
a
529,623
5,886 Tupperware Brands Corporation
a
139,792
3,098 Ulta Beauty, Inc.
a
1,071,195
1,761 Urban Outfitters, Inc.
a
72,588
19,700 USS Company, Ltd. 344,364
958 Vail Resorts, Inc.
a
303,226
161 Volkswagen AG 52,915
507 Whirlpool Corporation 110,536
239 Williams-Sonoma, Inc. 38,156
6,103 Wingstop , Inc. 962,016
33 Winmark Corporation 6,339
1,783 Wolverine World Wide, Inc. 59,980
14,914 Wyndham Hotels and Resorts, Inc. 1,078,133
3,889 Yum! Brands, Inc. 447,352
1,424 Zalando SE
a,b,d
163,607
1,329 Zumiez , Inc.
a
65,108
Total 151,429,733
Consumer Staples (3.7%)
18,551 Anheuser-Busch InBev NV 1,337,317
11,700 Arcs Company, Ltd. 254,684
15,300 Asahi Group Holdings, Ltd. 715,103
4,045 Axfood AB 111,934
84 Barry Callebaut AG 195,222
34,346 BJ's Wholesale Club Holdings,
Inc.
a
1,634,183
72 Boston Beer Company, Inc.
a
73,498
22,016 British American Tobacco plc 854,783
21,234 Carlsberg AS 3,962,606
1 Chocoladefabriken Lindt and
Spruengli AG 104,728
609 Church & Dwight Company, Inc. 51,899
3,128 Coca-Cola European Partners plc 185,553
6,810 Coca-Cola HBC AG 246,499
33,503 Coty, Inc.
a
312,918
5,605 Darling Ingredients, Inc.
a
378,337
79,862 Diageo plc 3,827,663
44,477 e.l.f . Beauty, Inc.
a
1,207,106

Global Stock Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (83.9%) Value
Consumer Staples (3.7%) - continued
23,433 Endeavour Group, Ltd.
a
$ 110,538
4,938 Flowers Foods, Inc. 119,500
21,277 ForFarmers BV 125,641
5,160 Glanbia plc 84,039
901 Hain Celestial Group, Inc.
a
36,148
1,253 Hershey Company 218,248
16,675 Imperial Brands plc 359,558
1,254 Ingredion, Inc. 113,487
33,200 Japan Tobacco, Inc. 627,424
35,000 Kao Corporation 2,158,103
9,662 Kimberly-Clark Corporation 1,292,582
5,800 Kobe Bussan Company, Ltd. 182,737
30,187 Lamb Weston Holdings, Inc. 2,434,883
155 Lindt & Spruengli AG 1,542,043
7,850 L'Oreal SA 3,505,754
380 Medifast , Inc. 107,532
5,200 Ministop Company, Ltd. 66,300
65,993 Nestle SA 8,225,835
1,320 Orkla ASA 13,452
2,174 Performance Food Group
Company
a
105,417
56,334 Philip Morris International, Inc. 5,583,263
1,160 Pilgrim's Pride Corporation
a
25,729
68 PriceSmart , Inc. 6,189
7,619 Royal Unibrew AS 970,835
940 Seneca Foods Corporation
a
48,015
26,600 Seven & I Holdings Company, Ltd. 1,274,162
400 Sugi Holdings Company, Ltd. 29,184
10,600 Sundrug Company, Ltd. 336,928
8,392 Tate & Lyle plc 85,832
66 Tootsie Roll Industries, Inc. 2,238
22,460 Turning Point Brands, Inc. 1,027,994
24,187 Unilever NV 1,415,772
464 United Natural Foods, Inc.
a
17,159
2,726 US Foods Holding Corporation
a
104,569
959 Utz Brands, Inc.
c
20,897
1,190 Vector Group, Ltd. 16,827
45,672 Wal-Mart Stores, Inc. 6,440,665
2,904 Wesfarmers, Ltd. 128,743
23,433 Woolworths, Ltd. 670,570
Total 55,088,825
Energy (3.1%)
12,626 Antero Midstream Corporation 131,184
21,332 Antero Resources Corporation
a
320,620
19,075 Archrock , Inc. 169,958
447 Bonanza Creek Energy, Inc. 21,040
493,465 BP plc 2,164,036
76,540 BP plc ADR 2,022,187
148 Callon Petroleum Company
a
8,538
32,782 Canadian Natural Resources, Ltd. 1,190,053
23,189 Centennial Resource
Development, Inc.
a
157,221
5,286 ChampionX Corporation
a
135,586
934 Clean Energy Fuels Corporation
a
9,480
5,459 CNX Resources Corporation
a
74,570
39,216 ConocoPhillips 2,388,254
720 CONSOL Energy, Inc.
a
13,298
8,219 Continental Resources, Inc. 312,569
4,190 Core Laboratories NV 163,201
672 Delek Group, Ltd.
a
45,102
100,081 Devon Energy Corporation 2,921,364
6,492 Diamondback Energy, Inc. 609,534
3,663 Dorian LPG, Ltd.
a
51,722
77,987 Eni SPA 950,780
Shares Common Stock (83.9%) Value
Energy (3.1%) - continued
15,566 EnLink Midstream, LLC $ 99,467
85,447 Enterprise Products Partners, LP 2,061,836
72,487 Equinor ASA 1,534,442
26,544 Equitrans Midstream Corporation 225,889
5,816 Exterran Corporation
a
27,684
17,058 Exxon Mobil Corporation 1,076,019
22,536 Galp Energia SGPS SA 245,026
1,523 Gaztransport Et Technigaz SA 123,223
51,225 Halliburton Company 1,184,322
4,856 Helix Energy Solutions Group, Inc.
a
27,728
5,805 Helmerich & Payne, Inc. 189,417
7,399 HollyFrontier Corporation 243,427
20,893 Italgas SPA 136,665
60,185 John Wood Group plc
a
183,356
15,809 Kinder Morgan, Inc. 288,198
6,631 Kosmos Energy, Ltd.
a
22,943
2,749 Magnolia Oil & Gas Corporation
a
42,967
40,405 Marathon Oil Corporation 550,316
28,545 Marathon Petroleum Corporation 1,724,689
6,097 Matador Resources Company 219,553
133 Nabors Industries, Ltd., Warrants
(Expires 06/11/2026)
a
1,330
30,603 Neste Oil oyj 1,877,246
21,340 Nine Energy Service, Inc.
a
62,740
1,097 Northern Oil and Gas, Inc. 22,785
153 Oceaneering International, Inc.
a
2,382
14,770 OMV AG 842,885
4,304 Patterson-UTI Energy, Inc. 42,782
3,903 PBF Energy, Inc.
a
59,716
17,571 Pioneer Natural Resources
Company 2,855,639
3,662 Plains GP Holdings, LP 43,724
10,484 ProPetro Holding Corporation
a
96,033
1,142 Renewable Energy Group, Inc.
a
71,192
127,713 Royal Dutch Shell plc, Class A 2,560,371
206,124 Royal Dutch Shell plc, Class B 4,001,438
6,376 RPC, Inc.
a
31,561
14,317 SM Energy Company 352,628
34,254 Southwestern Energy Company
a
194,220
11,607 Talos Energy, Inc.
a
181,534
2,708 Targa Resources Corporation 120,371
47,825 TC Energy Corporation 2,366,558
77,070 Tenaris SA ADR 1,687,833
65 Texas Pacific Land Corporation 103,983
75,280 Total SE 3,410,312
37,148 Transocean, Ltd.
a
167,909
6,801 Washington H. Soul Pattinson and
Company, Ltd. 171,989
44,784 Woodside Petroleum, Ltd. 745,731
1,851 World Fuel Services Corporation 58,732
5,274 WorleyParsons , Ltd. 47,191
Total 46,248,279
Financials (13.0%)
93 1st Source Corporation 4,321
1,897 AB Industrivarden , Class A 73,780
77,857 AB Industrivarden , Class C 2,850,039
43,479 ABN AMRO Group NV
a,b
526,850
46,025 Aegon NV, DRIP
a,d
5
7,300 AEON Financial Service Company,
Ltd. 86,152
28,200 AIA Group, Ltd. 349,837
39,613 AIB Group plc
a
102,227
11,765 Air Lease Corporation 491,071
1,190 Alleghany Corporation
a
793,813

Global Stock Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (83.9%) Value
Financials (13.0%) - continued
171 Allegiance Bancshares, Inc. $ 6,573
31,269 Allianz SE 7,803,379
8,828 American Equity Investment Life
Holding Company 285,321
24,653 American Express Company 4,073,415
6,052 American Financial Group, Inc. 754,805
1,020 Ameriprise Financial, Inc. 253,858
9,735 Ameris Bancorp 492,883
9,242 Apollo Commercial Real Estate
Finance, Inc. 147,410
13,588 Arch Capital Group, Ltd.
a
529,117
1,210 Argo Group International Holdings,
Ltd. 62,714
5,439 Arthur J. Gallagher and Company 761,895
2,555 Artisan Partners Asset
Management, Inc. 129,845
22,737 Associated Banc-Corp 465,654
3,959 Assured Guaranty, Ltd. 187,973
11,684 ASX, Ltd. 681,128
9,023 Azimut Holding SPA 219,423
16,975 Baloise Holding AG 2,650,437
4,460 Banca Farmafactoring SPA
b
44,708
158,107 Banco Bilbao Vizcaya Argentaria
SA 980,733
43,223 Banco de Sabadell SA
a
29,509
233,833 Banco Santander SA 894,422
51,472 Bank Hapoalim , Ltd.
a
413,249
67,411 Bank Leumi Le-Israel BM
a
512,238
180,264 Bank of America Corporation 7,432,285
617 Bank of Marin Bancorp 19,682
4,632 BankFinancial Corporation 52,990
9,224 Banner Corporation 500,033
534,523 Barclays plc 1,268,463
6,883 Berkshire Hills Bancorp, Inc. 188,663
1,962 Blackstone Mortgage Trust, Inc. 62,568
72 BM Technologies, Inc.
a,d
896
43,396 BNP Paribas SA 2,723,511
424 BOK Financial Corporation 36,718
6,454 Brighthouse Financial, Inc.
a
293,915
5,710 BrightSphere Investment Group 133,785
1,397 BrightSpire Capital, Inc. 13,132
4,910 Brookline Bancorp, Inc. 73,404
1,769 Brown and Brown, Inc. 94,005
2,092 Byline Bancorp, Inc. 47,342
5,574 Canadian Western Bank 156,482
27,802 Capital One Financial Corporation 4,300,691
8,476 Central Pacific Financial
Corporation 220,885
123,258 Charles Schwab Corporation 8,974,415
15,586 Chimera Investment Corporation 234,725
15,054 Chubb, Ltd. 2,392,683
132,323 CI Financial Corporation 2,428,484
3,711 Cincinnati Financial Corporation 432,777
33,026 Citigroup, Inc. 2,336,589
4,355 Citizens Financial Group, Inc. 199,764
5,623 CNO Financial Group, Inc. 132,815
31,403 Comerica, Inc. 2,240,290
245 Commerce Bancshares, Inc. 18,267
62,917 Commonwealth Bank of Australia 4,711,399
7,697 Community Trust Bancorp, Inc. 310,805
47 Cullen/Frost Bankers, Inc. 5,264
5,938 Customers Bancorp, Inc.
a
231,523
182,000 DBS Group Holdings, Ltd. 4,049,010
12,294 Deutsche Boerse AG 2,145,867
29,875 Deutsche Pfandbriefbank AG
b
295,752
Shares Common Stock (83.9%) Value
Financials (13.0%) - continued
221 Diamond Hill Investment Group,
Inc. $ 36,976
22,639 Discover Financial Services 2,677,967
179,828 DnB ASA 3,919,212
3,690 East West Bancorp, Inc. 264,536
350 Employers Holdings, Inc. 14,980
5,358 Enova International, Inc.
a
183,297
108 Enstar Group, Ltd.
a
25,803
1,171 Enterprise Financial Services
Corporation 54,323
63,510 Equitable Holdings, Inc. 1,933,880
5,957 Essent Group, Ltd. 267,767
36,151 Euronext NV
b
3,932,799
20,775 F.N.B. Corporation 256,156
1,437 FactSet Research Systems, Inc. 482,272
481 Federal Agricultural Mortgage
Corporation 47,571
5,752 Financial Institutions, Inc. 172,560
129 First American Financial
Corporation 8,043
18,963 First Bancorp/Puerto Rico 226,039
9,792 First Busey Corporation 241,471
5,902 First Financial Bancorp 139,464
3,925 First Financial Corporation 160,219
4,501 First Horizon Corporation 77,777
1,309 First International Bank of Israel,
Ltd.
a
41,934
747 First of Long Island Corporation 15,859
17,339 First Republic Bank 3,245,341
1,037 Flushing Financial Corporation 22,223
33,614 Fulton Financial Corporation 530,429
8,578 Granite Point Mortgage Trust, Inc. 126,526
6,995 Great Southern Bancorp, Inc. 377,031
1,266 Great Western Bancorp, Inc. 41,512
15,472 Groupe Bruxelles Lambert SA 1,732,416
6,586 Hamilton Lane, Inc. 600,116
21,023 Hancock Whitney Corporation 934,262
5,804 Hanmi Financial Corporation 110,624
5,923 Hanover Insurance Group, Inc. 803,396
4,242 Heartland Financial USA, Inc. 199,332
7,316 Heritage Commerce Corporation 81,427
2,228 HomeStreet , Inc. 90,769
4,863 Hometrust Bancshares, Inc. 135,678
39,411 Hope Bancorp, Inc. 558,848
7,673 Horizon Bancorp, Inc. 133,740
87,112 HSBC Holdings plc 502,767
161,282 Humm Group, Ltd.
a
119,620
21,917 Huntington Bancshares, Inc. 312,756
10,221 Independent Bank Corporation 221,898
90,756 ING Groep NV 1,204,724
25,546 Intermediate Capital Group plc 751,388
19,605 Invesco, Ltd. 524,042
50,775 J.P. Morgan Chase & Company 7,897,544
161,900 Japan Post Bank Company, Ltd. 1,361,638
3,789 Jefferies Financial Group, Inc. 129,584
3,070 Jyske Bank AS
a
148,786
1,029 KBC Groep NV 78,565
7,363 Kinsale Capital Group, Inc. 1,213,202
4,623 L E Lundbergforetagen AB 298,371
2,943 Ladder Capital Corporation 33,962
1,818 Lakeland Bancorp, Inc. 31,779
54,223 Laurentian Bank of Canada 1,911,103
6,565 Lincoln National Corporation 412,545
2,711 Loews Corporation 148,156
1,723 LPL Financial Holdings, Inc. 232,571

Global Stock Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (83.9%) Value
Financials (13.0%) - continued
10,974 Marsh & McLennan Companies,
Inc. $ 1,543,822
58,086 Medibank Private, Ltd. 137,712
99,380 Mediobanca SPA
a
1,162,758
2,485 Mercantile Bank Corporation 75,047
30,304 MFA Financial, Inc. 139,095
3,524 Midland States Bancorp, Inc. 92,575
6,571 MidWestOne Financial Group, Inc. 189,048
180,100 Mitsubishi HC Capital, Inc. 965,785
223,900 Mitsubishi UFJ Financial Group,
Inc. 1,205,983
20,269 Mizrahi Tefahot Bank, Ltd.
a
624,378
58,904 Morgan Stanley 5,400,908
5,982 Mr. Cooper Group, Inc.
a
197,765
6,300 MS and AD Insurance Group
Holdings, Inc. 182,147
2,581 MSCI, Inc. 1,375,879
38 Nasdaq, Inc. 6,680
126 National Western Life Group, Inc. 28,273
20,644 Navient Corporation 399,049
433 NBT Bancorp, Inc. 15,575
28,461 New York Community Bancorp,
Inc. 313,640
2,035 New York Mortgage Trust, Inc. 9,096
1,113 Newmark Group, Inc. 13,367
5,361 NMI Holdings, Inc.
a
120,515
4,149 NN Group NV 195,996
4,186 Northern Trust Corporation 483,985
4,506 OFG Bancorp 99,673
10,958 Old National Bancorp 192,970
4,109 Old Second Bancorp, Inc. 50,952
718 OneMain Holdings, Inc. 43,015
3,872 Onex Corporation 281,154
94,900 ORIX Corporation 1,603,963
11,576 PacWest Bancorp 476,468
13,422 Paragon Banking Group plc 94,597
1,822 Partners Group Holding AG 2,762,055
1,536 Peoples Bancorp, Inc. 45,496
20,548 Popular, Inc. 1,542,127
20,174 Poste Italiane SPA
b
267,014
175 Preferred Bank 11,072
10,980 Premier Financial Corporation 311,942
32 Primerica, Inc. 4,900
774 Prosperity Bancshares, Inc. 55,573
7,061 QCR Holdings, Inc. 339,563
25,534 Radian Group, Inc. 568,132
26,224 Raymond James Financial, Inc. 3,406,498
7,405 Redwood Trust, Inc. 89,378
4,936 Regions Financial Corporation 99,608
5,277 Reinsurance Group of America,
Inc. 601,578
2,766 RenaissanceRe Holdings, Ltd. 411,636
309 RLI Corporation 32,318
56,625 Royal Bank of Canada 5,736,958
12,294 S&P Global, Inc. 5,046,072
1,143 Safety Insurance Group, Inc. 89,474
10,790 Seacoast Banking Corporation of
Florida 368,479
9,337 SEI Investments Company 578,614
894 Selective Insurance Group, Inc. 72,548
4,114 Signature Bank 1,010,604
13,100 Singapore Exchange, Ltd. 109,108
55,346 Societe Generale 1,637,209
288 Southside Bancshares, Inc. 11,010
16,425 St. James's Place plc 335,837
Shares Common Stock (83.9%) Value
Financials (13.0%) - continued
53,627 Standard Chartered plc $ 342,236
7,749 Starwood Property Trust, Inc. 202,791
4,629 State Street Corporation 380,874
909 Stifel Financial Corporation 58,958
64,000 Sumitomo Mitsui Financial Group,
Inc. 2,206,206
7,527 Sun Life Financial, Inc. 388,130
3,488 Swiss Life Holding AG 1,696,750
4,175 Synchrony Financial 202,571
2,654 Synovus Financial Corporation 116,458
1,189 T. Rowe Price Group, Inc. 235,386
1,625 Territorial Bancorp, Inc. 42,201
5,262 Texas Capital Bancshares, Inc.
a
334,084
8,736 TMX Group, Ltd. 922,791
16,400 Tokio Marine Holdings, Inc. 755,389
2,473 Topdanmark AS 128,686
10,809 Torchmark Corporation 1,029,557
38,945 Toronto-Dominion Bank 2,729,229
2,163 Towne Bank 65,798
9,139 TPG RE Finance Trust, Inc. 122,920
3,261 TriCo Bancshares 138,853
47,706 Truist Financial Corporation 2,647,683
2,135 TrustCo Bank Corporation NY 73,401
3,292 Trustmark Corporation 101,394
7,154 Two Harbors Investment
Corporation 54,084
44,682 Umpqua Holdings Corporation 824,383
630 United Bankshares , Inc. 22,995
1,234 Univest Financial Corporation 32,541
18,404 Unum Group 522,674
8,786 Valley National Bancorp 117,996
549 Vontobel Holding AG 42,846
3,565 Voya Financial, Inc. 219,248
244 Walker & Dunlop, Inc. 25,469
2,004 Washington Trust Bancorp, Inc. 102,905
142,179 Wells Fargo & Company 6,439,287
717 Wendel SA 96,487
3,185 WesBanco , Inc. 113,482
198 Westamerica Bancorporation 11,490
21,053 Western Alliance Bancorp 1,954,771
10,087 Western Asset Mortgage Capital
Corporation 32,783
79,599 Westpac Banking Corporation 1,540,387
214 Westwood Holdings Group, Inc. 4,657
9,027 Wintrust Financial Corporation 682,712
39,979 Zions Bancorporations NA 2,113,290
6,311 Zurich Insurance Group AG 2,534,911
Total 194,536,656
Health Care (11.1%)
12,501 AbbVie, Inc. 1,408,113
32,429 ACADIA Pharmaceuticals, Inc.
a
790,943
458 Acceleron Pharma, Inc.
a
57,474
25,692 Adaptive Biotechnologies
Corporation
a
1,049,775
5,800 Alfresca Holdings Corporation 86,628
108 Alk-Abello AS
a
51,546
249 Allakos , Inc.
a
21,257
1,774 Allogene Therapeutics, Inc.
a
46,266
7,221 Amedisys , Inc.
a
1,768,639
3,753 American Well Corporation
a
47,213
12,517 Amgen, Inc. 3,051,019
13,400 Amplifon SPA 662,545
5,300 AnGes , Inc.
a,c
42,524
10,388 Anthem, Inc. 3,966,138

Global Stock Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (83.9%) Value
Health Care (11.1%) - continued
116 Arcutis Biotherapeutics , Inc.
a
$ 3,166
45,863 Ardelyx , Inc.
a
347,642
3,034 Arena Pharmaceuticals, Inc.
a
206,919
4,207 Argenx SE ADR
a
1,266,601
8,128 Ascendis Pharma AS ADR
a
1,069,238
154,500 Astellas Pharmaceutical, Inc. 2,692,419
88 Atrion Corporation 54,642
29,365 Avacta Group plc
a
71,736
11,955 Avantor , Inc.
a
424,522
16,064 Axonics Modulation Technologies,
Inc.
a
1,018,618
4,952 BioCryst Pharmaceuticals, Inc.
a
78,291
7,712 Biogen, Inc.
a
2,670,434
10,687 Biohaven Pharmaceutical Holding
Company, Ltd.
a
1,037,494
210 Bio-Rad Laboratories, Inc.
a
135,301
4,570 Bio- Techne Corporation 2,057,688
687 Bruker Corporation 52,198
1,043 Carl Zeiss Meditec AG 201,617
38,728 Centene Corporation
a
2,824,433
38,561 Cerner Corporation 3,013,928
2,590 Charles River Laboratories
International, Inc.
a
958,093
664 Chemed Corporation 315,068
52,500 Chugai Pharmaceutical Company,
Ltd. 2,080,922
14,934 Cigna Holding Company 3,540,403
1,928 Cooper Companies, Inc. 764,009
2,775 CryoLife , Inc.
a
78,810
22,233 CSL, Ltd. 4,754,947
1,479 CVS Group plc
a
49,557
26,600 CVS Health Corporation 2,219,504
818 CytomX Therapeutics, Inc.
a
5,178
14,761 Dechra Pharmaceuticals plc 892,304
498 Dermapharm Holding SE 39,717
11,891 Dexcom , Inc.
a
5,077,457
1,490 Editas Medicine, Inc.
a
84,394
29,924 Edwards Lifesciences Corporation
a
3,099,229
6,931 Endo International plc
a
32,437
8,625 Eurofins Scientific SE
a
986,514
58 Fate Therapeutics, Inc.
a
5,034
679 Generation Bio Company
a
18,265
3,624 Genus plc 248,886
989 Gerresheimer AG 109,390
38,463 GlaxoSmithKline plc ADR 1,531,597
2,244 Global Blood Therapeutics, Inc.
a
78,585
2,284 GN Store Nord AS 199,736
22,914 GoodRx Holdings, Inc.
a,c
825,133
14,048 Guardant Health, Inc.
a
1,744,621
287 Haemonetics Corporation
a
19,126
14,416 HCA Healthcare, Inc. 2,980,364
5,350 Healius , Ltd. 18,569
2,082 HealthEquity , Inc.
a
167,559
5,846 Hill-Rom Holdings, Inc. 664,047
5,192 Humana, Inc. 2,298,602
350 ICU Medical, Inc.
a
72,030
15,597 Immunocore Holdings plc ADR
a
609,063
2,476 ImmunoGen , Inc.
a
16,317
5,519 Inspire Medical Systems, Inc.
a
1,066,602
4,716 Insulet Corporation
a
1,294,589
1,187 Integra LifeSciences Holdings
Corporation
a
81,001
5,283 Intuitive Surgical, Inc.
a
4,858,458
6,085 Ionis Pharmaceuticals, Inc.
a
242,731
35,988 Johnson & Johnson 5,928,663
Shares Common Stock (83.9%) Value
Health Care (11.1%) - continued
889 Kura Oncology, Inc.
a
$ 18,536
1,060 Laboratory Corporation of America
Holdings
a
292,401
563 Lannett Company, Inc.
a
2,629
15,082 LHC Group, Inc.
a
3,020,321
1,830 Lineage Cell Therapeutics, Inc.
a
5,215
1,077 LNA Sante 67,684
2,130 Lonza Group AG 1,510,078
1,151 Masimo Corporation
a
279,060
42,543 Medtronic plc 5,280,863
67,964 Merck & Company, Inc. 5,285,560
8,993 Merck KGaA 1,725,539
3,086 Molina Healthcare, Inc.
a
780,943
10,000 Natera , Inc.
a
1,135,300
3,893 National Healthcare Corporation 272,121
701 Nektar Therapeutics
a
12,029
2,366 Neogen Corporation
a
108,931
12,423 Nevro Corporation
a
2,059,609
102,018 Novartis AG 9,306,754
90,056 Novo Nordisk AS 7,538,466
32,511 Novo Nordisk AS ADR 2,723,446
3,140 NuVasive , Inc.
a
212,829
1,467 Omnicell , Inc.
a
222,177
3,260 Orion Oyj 140,162
541 Orthofix Medical, Inc.
a
21,699
12,549 Phreesia , Inc.
a
769,254
6,915 Premier, Inc. 240,573
8,890 Progyny , Inc.
a
524,510
14,138 Pulmonx Corporation
a,c
623,769
1,674 Reata Pharmaceuticals, Inc.
a
236,921
49,853 Recordati SPA 2,851,698
4,226 Repligen Corporation
a
843,594
2,224 Roche Holding AG 838,088
922 Rubius Therapeutics, Inc.
a
22,506
4,877 Sarepta Therapeutics, Inc.
a
379,138
1,499 Sartorius Aktiengesellschaft 780,240
828 Sartorius Stedim Biotech 391,884
6,500 Sawai Group Holdings Company,
Ltd. 290,005
7,600 Shionogi & Company, Ltd. 396,082
149 Siegfried Holding AG 139,829
17,932 Silk Road Medical, Inc.
a
858,225
4,854 Sonic Healthcare, Ltd. 139,870
9,712 Sonova Holding AG 3,658,072
10,221 Stryker Corporation 2,654,700
227 Surmodics , Inc.
a
12,315
12,557 Tactile Systems Technology, Inc.
a
652,964
36,100 Takeda Pharmaceutical Company,
Ltd. 1,211,537
4,986 Tecan Group AG 2,470,662
15,456 Teladoc Health, Inc.
a
2,570,178
3,958 Teleflex, Inc. 1,590,285
1,738 Tenet Healthcare Corporation
a
116,429
7,600 Terumo Corporation 307,819
8,258 Thermo Fisher Scientific, Inc. 4,165,913
692 U.S. Physical Therapy, Inc. 80,182
14,208 Veeva Systems, Inc.
a
4,417,978
1,391 Viatris , Inc. 19,877
11,868 Vor BioPharma , Inc.
a
221,338
2,568 VYNE Therapeutics, Inc.
a
9,014
446 Waters Corporation
a
154,142
11,964 Zimmer Biomet Holdings, Inc. 1,924,050
25,596 Zoetis, Inc. 4,770,071

Global Stock Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (83.9%) Value
Health Care (11.1%) - continued
14,299 Zymeworks , Inc.
a
$ 496,032
Total 166,186,574
Industrials (11.4%)
326 A.P. Moller - Maersk AS, Class B 938,525
28,323 Aalberts NV 1,525,464
28,323 Aalberts NV, DRIP
a,d
3
2,745 Addtech AB 45,567
5,075 AECOM
a
321,349
9,409 AerCap Holdings NV
a
481,835
15,044 Alfa Laval AB 531,734
560 Allegion plc 78,008
18,365 Altra Industrial Motion Corporation 1,194,092
16,900 Amada Holdings Company, Ltd. 171,417
1,126 AMETEK, Inc. 150,321
1,179 Armstrong World Industries, Inc. 126,460
17,693 ASGN, Inc.
a
1,714,983
41,174 Assa Abloy AB 1,241,311
84,472 Atlas Copco AB, Class A 5,187,289
25,040 Atlas Copco AB, Class B 1,318,768
9,353 AZZ, Inc. 484,298
6,577 Bloom Energy Corporation
a,c
176,724
4,304 Boeing Company
a
1,031,066
307 Bucher Industries AG 160,760
32,931 Canadian National Railway
Company 3,474,545
40,425 Canadian Pacific Railway, Ltd. 3,108,512
20,164 Carlisle Companies, Inc. 3,858,986
13,233 CBIZ, Inc.
a
433,645
12,439 Chart Industries, Inc.
a
1,820,075
11,154 CIA De Distribucion Integral 229,331
831 CRA International, Inc. 71,134
10,242 Crane Company 946,054
4,373 Credit Corporation Group, Ltd. 97,319
6,192 CSW Industrials, Inc. 733,504
63,012 CSX Corporation 2,021,425
8,172 Curtiss-Wright Corporation 970,507
20,900 Dai Nippon Printing Company, Ltd. 442,274
4,800 Daikin Industries, Ltd. 894,479
72,164 Delta Air Lines, Inc.
a
3,121,815
3,749 Desktop Metal, Inc.
a
43,114
1,120 Douglas Dynamics, Inc. 45,573
3,035 Dover Corporation 457,071
12,610 DSV AS 2,943,653
595 Dycom Industries, Inc.
a
44,345
5,562 EMCOR Group, Inc. 685,183
1,293 Expeditors International of
Washington, Inc. 163,694
16,649 Experian plc 642,803
1,249 Exponent, Inc. 111,423
11,735 Fastenal Company 610,220
32,858 First Advantage Corporation
a
654,203
8,781 Forrester Research, Inc.
a
402,170
6,738 Forward Air Corporation 604,736
2,071 GATX Corporation 183,221
1,462 Geberit AG 1,098,213
4,074 Generac Holdings, Inc.
a
1,691,321
16,190 General Dynamics Corporation 3,047,929
3,373 Gorman-Rupp Company 116,166
1,599 Greenbrier Companies, Inc. 69,684
180,112 GWA Group, Ltd. 374,175
8,000 Hanwa Company, Ltd. 231,514
23,256 Hays plc
a
51,022
13,631 Honeywell International, Inc. 2,989,960
43,300 Howmet Aerospace, Inc.
a
1,492,551
Shares Common Stock (83.9%) Value
Industrials (11.4%) - continued
6,301 Hubbell, Inc. $ 1,177,279
844 ICF International, Inc. 74,154
5,479 IDEX Corporation 1,205,654
32,400 Inaba Denki Sangyo Company,
Ltd. 755,100
12,671 Indutrade AB 324,384
419 International Seaways, Inc. 8,036
2,271 Interpump Group SPA 134,739
1,345 Intrum AB 44,059
1,389 ITT Corporation 127,219
6,000 Jardine Matheson Holdings, Ltd. 383,520
231 JB Hunt Transport Services, Inc. 37,641
4,849 JetBlue Airways Corporation
a
81,366
315 John Bean Technologies
Corporation 44,925
73,347 Johnson Controls International plc 5,033,805
35,500 Kamigumi Company, Ltd. 720,434
5,731 Kansas City Southern 1,623,994
42,000 Kinden Corporation 686,315
8,846 KONE Oyj 721,958
1,513 Kornit Digital, Ltd.
a
188,111
1,836 Kuehne & Nagel International AG 628,388
16,522 L3Harris Technologies, Inc. 3,571,230
5,900 Landstar System, Inc. 932,318
55,406 Legrand SA 5,864,160
915 Lennox International, Inc. 320,982
15,283 Lincoln Electric Holdings, Inc. 2,012,924
7,954 Lockheed Martin Corporation 3,009,396
3,334 Manpower, Inc. 396,446
85,900 Marubeni Corporation 748,056
782 Masonite International
Corporation
a
87,420
18,283 Mercury Systems, Inc.
a
1,211,797
38,189 Meritor, Inc.
a
894,386
768 Mesa Air Group, Inc.
a
7,165
14,740 Middleby Corporation
a
2,553,852
1,400 MISUMI Group, Inc. 47,378
85,600 Mitsubishi Corporation 2,338,271
65,800 Mitsubishi Electric Corporation 955,234
14,000 Mitsuboshi Belting, Ltd. 220,925
116,100 Mitsui & Company, Ltd. 2,615,234
5,353 MSC Industrial Direct Company,
Inc. 480,325
19,400 Nidec Corporation 2,230,811
17,500 Nitto Kogyo Corporation 287,134
27,302 Nobina AB
b
248,007
563 Nordson Corporation 123,584
15,467 Norfolk Southern Corporation 4,105,097
4,794 nVent Electric plc 149,765
55,400 Obayashi Corporation 441,691
2,268 Old Dominion Freight Line, Inc. 575,618
15,804 Otis Worldwide Corporation 1,292,293
93,351 PageGroup plc
a
721,849
10,604 Parker-Hannifin Corporation 3,256,594
21,308 Pitney Bowes, Inc. 186,871
1,541 Primoris Services Corporation 45,352
2,886 Quad/Graphics, Inc.
a
11,977
37,443 Ranpak Holdings Corporation
a
937,198
29,257 Raytheon Technologies
Corporation 2,495,915
3,446 RBC Bearings, Inc.
a
687,201
7,800 Recruit Holdings Company, Ltd. 382,503
23,378 Redde Northgate plc 129,132
18,321 Reece, Ltd. 324,443
24,161 Regal-Beloit Corporation 3,225,735

Global Stock Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (83.9%) Value
Industrials (11.4%) - continued
134,667 RELX plc $ 3,570,920
660 RHI Magnesita NV 36,976
668 Robert Half International, Inc. 59,432
139 Rockwool International AS 67,696
18,933 Rush Enterprises, Inc. 818,663
1,878 Ryder System, Inc. 139,592
3,088 Saia, Inc.
a
646,905
1,900 Sankyu, Inc. 82,566
43,868 Schneider Electric SE 6,915,534
12,900 Secom Company, Ltd. 983,246
73,848 SEEK, Ltd. 1,835,790
34,500 SembCorp Industries, Ltd. 55,030
108 SGS SA 333,446
3,500 SHO-BOND Holdings Company,
Ltd. 145,720
2,696 Siemens AG 428,067
11,193 Signify NV
b
710,507
6,083 Simpson Manufacturing Company,
Inc. 671,807
101 Sixt SE
a
13,608
2,036 Skanska AB 54,054
4,146 SkyWest, Inc.
a
178,568
1,124 Snap-On, Inc. 251,135
160,800 Sojitz Corporation 486,399
7,648 Spirax-Sarco Engineering plc 1,440,475
10,430 Standex International Corporation 989,911
101,000 Sumitomo Corporation 1,354,252
5,100 Sumitomo Heavy Industries, Ltd. 141,025
38,291 Summit Materials, Inc.
a
1,334,441
22,231 Sun Country Airlines Holdings,
Inc.
a
822,769
2,500 Taikisha, Ltd. 74,605
12,800 Taisei Corporation 420,101
2,144 Technip Energies NV ADR
a
29,244
801 Teledyne Technologies, Inc.
a
335,483
1,071 Tetra Tech, Inc. 130,705
1,110 Thermon Group Holdings, Inc.
a
18,914
3,094 Timken Company 249,345
14,200 Toppan Forms Company, Ltd. 138,173
1,686 Toro Company 185,258
2,490 Trane Technologies plc 458,509
15,844 TransUnion 1,739,830
13,471 Transurban Group 143,670
16,686 Trelleborg AB 387,825
7,557 Trex Company, Inc.
a
772,401
10,616 TriMas Corporation
a
321,983
14,800 Tsubakimoto Chain Company 422,608
5,036 Tutor Perini Corporation 69,749
104,997 Uber Technologies, Inc.
a
5,262,450
865 UniFirst Corporation 202,964
17,998 United Parcel Service, Inc. 3,743,044
12,626 United Rentals, Inc.
a
4,027,820
3,521 Valmont Industries, Inc. 831,132
310 VAT Group AG
b
103,093
1,310 Vicor Corporation
a
138,519
10,978 Volvo AB, Class B
c
264,564
1,819 Waste Connections, Inc. 217,243
2,306 Watsco , Inc. 660,992
307 Watts Water Technologies, Inc. 44,794
3,886 Werner Enterprises, Inc. 173,005
10,417 Willdan Group, Inc.
a
392,096
1,656 Woodward, Inc. 203,489
438 XPO Logistics, Inc.
a
61,272
1,815 Xylem, Inc. 217,727
Shares Common Stock (83.9%) Value
Industrials (11.4%) - continued
7,900 Yuasa Trading Company, Ltd. $ 214,255
Total 169,210,269
Information Technology (17.1%)
18,003 Adobe, Inc.
a
10,543,277
91 ADTRAN, Inc. 1,879
12,500 Advantest Corporation 1,122,335
642 Alliance Data Systems Corporation 66,890
1,040 Ambarella , Inc.
a
110,895
17,531 Amphenol Corporation 1,199,296
38,232 Anaplan, Inc.
a
2,037,766
163,544 Apple, Inc. 22,398,986
13,914 ASML Holding NV 9,605,080
1,648 Aspen Technology, Inc.
a
226,666
8,099 Avalara, Inc.
a
1,310,418
17,906 Bandwidth, Inc.
a
2,469,596
600 BayCurrent Consulting, Inc. 215,574
118 Bechtle AG 21,931
2,920 Belden, Inc. 147,664
3,902 Benchmark Electronics, Inc. 111,051
11,364 BigCommerce Holdings, Inc.
a,c
737,751
8,263 Bill.com Holdings, Inc.
a
1,513,616
547 BKW FMB Energie 56,972
1,824 Blackline, Inc.
a
202,957
13,838 Calix, Inc.
a
657,305
5,063 CDK Global, Inc. 251,581
2,348 CDW Corporation 410,078
62,642 CGI, Inc.
a
5,679,521
137,870 Cisco Systems, Inc. 7,307,110
6,725 Cognex Corporation 565,236
1,487 CompuGroup Medical SE and
Company KGaA 116,460
88,052 Computershare, Ltd. 1,115,990
349 Concentrix Corporation
a
56,119
3,120 Coupa Software, Inc.
a
817,783
1,740 CTS Corporation 64,658
9,331 Descartes Systems Group, Inc.
a
645,332
3,635 Diebold Nixdorf, Inc.
a
46,673
2,468 Digital Turbine, Inc.
a
187,642
1,775 Diploma plc 71,405
3,000 DISCO Corporation 912,148
5,298 DocuSign, Inc.
a
1,481,162
16,464 Dolby Laboratories, Inc. 1,618,247
653 DSP Group, Inc.
a
9,664
11,684 Elastic NV
a
1,703,060
8,465 Endava plc ADR
a
959,762
1,560 Enphase Energy, Inc.
a
286,463
1,992 EPAM Systems, Inc.
a
1,017,832
2,806 ePlus , Inc.
a
243,252
871 ExlService Holdings, Inc.
a
92,552
3,487 eXp World Holdings, Inc.
a
135,191
2,273 F5 Networks, Inc.
a
424,278
627 Fair Isaac Corporation
a
315,180
13,513 Five9, Inc.
a
2,478,149
1,481 FleetCor Technologies, Inc.
a
379,225
966 Fortnox AB 47,498
16,600 Fuji Soft, Inc. 831,146
152,350 Halma plc 5,675,830
512 Health Catalyst, Inc.
a
28,421
20,730 Hewlett Packard Enterprise
Company 302,243
7,600 Hoya Corporation 1,005,255
1,731 HubSpot , Inc.
a
1,008,688
14,600 ITOCHU Techno-Solutions
Corporation 451,662

Global Stock Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (83.9%) Value
Information Technology (17.1%) - continued
6,898 Jack Henry & Associates, Inc. $ 1,127,892
7,800 Keyence Corporation 3,928,263
939 Kinaxis , Inc.
a
123,526
1,052 Lam Research Corporation 684,536
4,200 Lasertec Corporation 812,385
14,732 Lattice Semiconductor
Corporation
a
827,644
23 Littelfuse , Inc. 5,860
15,324 LivePerson , Inc.
a
969,090
15,088 LiveRamp Holding, Inc.
a
706,873
3,894 Lumentum Holdings, Inc.
a
319,425
1,479 Manhattan Associates, Inc.
a
214,218
28,694 Mastercard , Inc. 10,475,892
1,531 MAXIMUS, Inc. 134,682
333 MaxLinear , Inc.
a
14,149
65,274 Medallia , Inc.
a
2,202,998
122,878 Microsoft Corporation 33,287,650
12,388 MKS Instruments, Inc. 2,204,445
8,439 Monolithic Power Systems, Inc. 3,151,545
1,109 Motorola Solutions, Inc. 240,487
3,700 Murata Manufacturing Company,
Ltd. 281,847
36,900 NEC Networks & System
Integration Corporation 582,612
5,648 NetApp, Inc. 462,119
693 Netcompany Group AS
b
78,794
3,843 Nova Measuring Instruments, Ltd.
a
395,406
13,637 NVIDIA Corporation 10,910,964
5,058 Okta , Inc.
a
1,237,591
1,971 Open Text Corporation 100,092
30,656 Oracle Corporation 2,386,263
10,200 Oracle Corporation Japan 779,369
3,100 OUTSOURCING, Inc. 56,284
2,823 Palo Alto Networks, Inc.
a
1,047,474
3,337 Paychex, Inc. 358,060
3,068 Paycom Software, Inc.
a
1,115,126
1,075 Paylocity Holding Corporation
a
205,110
52,164 PayPal Holdings, Inc.
a
15,204,763
1,278 Plantronics, Inc.
a
53,331
566 Progress Software Corporation 26,178
6,890 Q2 Holdings, Inc.
a
706,776
2,209 QAD, Inc. 192,227
3,790 Qorvo , Inc.
a
741,514
60,265 QUALCOMM, Inc. 8,613,676
62,700 Renesas Electronics Corporation
a
676,681
3,513 Rogers Corporation
a
705,410
1,100 Rohm Company, Ltd. 101,231
8,200 Ryoyo Electro Corporation
c
191,494
4,468 SailPoint Technologies Holdings,
Inc.
a
228,181
31,782 Salesforce.com, Inc.
a
7,763,389
2,564 Samsung Electronics Company,
Ltd. GDR 4,573,327
3,752 SAP SE 527,004
2,887 ScanSource , Inc.
a
81,211
5,337 Semtech Corporation
a
367,186
10,830 ServiceNow , Inc.
a
5,951,627
1,300 Shinko Electric Industries
Company, Ltd. 47,519
3,635 Shopify, Inc.
a
5,310,662
31,579 Sierra Wireless, Inc.
a,c
599,685
1,394 Silicon Laboratories, Inc.
a
213,631
3,588 SiTime Corporation
a
454,205
480 Solaredge Technology, Ltd.
a
132,658
3,043 Spectris plc 136,485
Shares Common Stock (83.9%) Value
Information Technology (17.1%) - continued
10,915 Sprout Social, Inc.
a
$ 976,019
36,539 Square, Inc.
a
8,908,208
22,448 STMicroelectronics NV ADR
c
816,658
775 SunPower Corporation
a,c
22,646
2,501 SYNNEX Corporation 304,522
6,706 Technology One, Ltd. 46,775
105,930 Telefonaktiebolaget LM Ericsson
ADR 1,332,599
17,659 Texas Instruments, Inc. 3,395,826
28,758 Thomson Reuters Corporation 2,856,545
2,700 TIS, Inc. 68,907
5,900 Tokyo Electron, Ltd. 2,551,068
1,700 Tokyo Seimitsu Company, Ltd. 76,747
14,020 Trade Desk, Inc.
a
1,084,587
1,100 Trend Micro, Inc. 57,600
216 Tyler Technologies, Inc.
a
97,712
1,619 Unisys Corporation
a
40,977
517 Vertex, Inc.
a
11,343
1,007 ViaSat , Inc.
a,c
50,189
6,507 VMware, Inc.
a,c
1,040,925
4,547 Western Digital Corporation
a
323,610
10,211 Workiva , Inc.
a
1,136,791
9,300 Xero , Ltd.
a
956,597
11,378 Xerox Holdings Corporation 267,269
2,717 Zscaler , Inc.
a
587,035
Total 255,540,278
Materials (3.6%)
46 AdvanSix , Inc.
a
1,374
17,616 Air Liquide SA 3,088,959
30,300 Air Water, Inc. 466,745
5,355 Allegheny Technologies, Inc.
a
111,652
10,069 AptarGroup, Inc. 1,418,118
1,466 Avery Dennison Corporation 308,212
71,315 Axalta Coating Systems, Ltd.
a
2,174,394
166 Balchem Corporation 21,789
35,648 BHP Group, Ltd. 1,296,887
5,645 Boliden AB 217,217
598 Cabot Corporation 34,044
1,609 Carpenter Technology Corporation 64,714
1,346 Celanese Corporation 204,054
64,979 CF Industries Holdings, Inc. 3,343,170
8,684 Chemours Company 302,203
6,942 Cleveland-Cliffs, Inc.
a,c
149,669
13,321 Croda International plc 1,358,662
161 DMC Global, Inc.
a
9,050
24,629 Eastman Chemical Company 2,875,436
304 EMS-CHEMIE Holding AG 298,804
4,471 Evonik Industries AG 150,106
7,696 First Quantum Minerals, Ltd. 177,376
1,774 FMC Corporation 191,947
84,220 Granges AB 1,169,756
21,883 Graphic Packaging Holding
Company 396,958
104,890 Hexpol AB 1,296,678
5,554 Holcim, Ltd. 333,840
5,717 Holmen AB 258,238
1,763 IMCD NV 280,907
2,419 Ingevity Corporation
a
196,810
11,931 Innospec , Inc. 1,081,068
10,988 K+S AG
a
149,787
7,246 Kaiser Aluminum Corporation 894,809
24,796 Koninklijke DSM NV 4,635,182
848 Koppers Holdings, Inc.
a
27,433
32,600 Kyoei Steel, Ltd. 424,032

Global Stock Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (83.9%) Value
Materials (3.6%) - continued
2,800 Lintec Corporation $ 60,707
11,863 LyondellBasell Industries NV 1,220,347
6,871 Martin Marietta Materials, Inc. 2,417,286
1,709 Materion Corporation 128,773
3,571 Minerals Technologies, Inc. 280,931
11,711 Mondi plc 308,330
7,796 Myers Industries, Inc. 163,716
4,798 Neenah, Inc. 240,716
102 NewMarket Corporation 32,842
5,100 Nissan Chemical Industries, Ltd. 249,288
24,726 Nucor Corporation 2,371,965
7,531 Olin Corporation 348,384
65 Olympic Steel, Inc. 1,910
6,562 Quaker Chemical Corporation 1,556,441
232 Reliance Steel & Aluminum
Company 35,009
14,758 Rio Tinto plc 1,218,825
17,613 Rio Tinto, Ltd. 1,669,813
1,033 RPM International, Inc. 91,606
4,581 Ryerson Holding Corporation
a
66,883
105,215 Sandfire Resources, Ltd. 537,123
5,202 Sensient Technologies Corporation 450,285
12,600 Shin-Etsu Chemical Company, Ltd. 2,107,485
11,746 Sika AG 3,848,435
1,441 Sonoco Products Company 96,403
3,619 Steel Dynamics, Inc. 215,692
4,678 Stora Enso Oyj 85,424
6,462 SunCoke Energy, Inc. 46,139
21,683 Symrise AG 3,021,667
6,900 Taiyo Holdings Company, Ltd. 326,147
31,600 Toagosei Company, Ltd. 321,339
2,836 United States Steel Corporation 68,064
13,125 UPM- Kymmene Oyj 496,884
2,944 Wacker Chemie AG 453,785
3,498 Yara International ASA 184,325
Total 54,133,049
Real Estate (3.0%)
17,140 Agree Realty Corporation 1,208,199
1,146 Alector , Inc.
a
23,871
37,217 Alstria Office REIT AG 687,628
33,964 American Campus Communities,
Inc. 1,586,798
921 Apartment Income REIT
Corporation 43,683
2,457 Armada Hoffler Properties, Inc. 32,654
500,432 Ascendas REIT 1,099,710
7,599 AvalonBay Communities, Inc. 1,585,835
316 Bachem Holding AG 187,439
293 Bluegreen Vacations Holding
Corporations
a
5,274
11,164 Camden Property Trust 1,481,128
10,102 Canadian Apartment Properties
REIT 473,643
9,487 CareTrust REIT, Inc. 220,383
27,616 Castellum AB 703,135
32,213 CBRE Group, Inc.
a
2,761,620
2,811 Cedar Realty Trust, Inc. 47,337
76 Centerspace 5,996
105,000 CK Hutchison Holdings, Ltd. 817,405
1,288 Community Healthcare Trust, Inc. 61,128
1,379 Corepoint Lodging, Inc.
a
14,755
13,570 CoStar Group, Inc.
a
1,123,867
11,795 CubeSmart 546,344
28,475 Cushman and Wakefield plc
a
497,458
Shares Common Stock (83.9%) Value
Real Estate (3.0%) - continued
12 Daiwa Office Investment
Corporation $ 83,419
123 Daiwa Securities Living Investment
Corporation 133,598
31,457 DEXUS Property Group 250,767
2,605 Diversified Healthcare Trust 10,889
3,016 EastGroup Properties, Inc. 495,981
2,107 Entra ASA
b
48,159
14,667 EPR Properties
a
772,658
22,206 Essential Properties Realty Trust,
Inc. 600,450
774 Essex Property Trust, Inc. 232,208
3,461 Extra Space Storage, Inc. 566,981
3,558 Fabege AB 57,053
2,915 Farmland Partners, Inc. 35,126
18,539 First Industrial Realty Trust, Inc. 968,292
4,534 FirstService Corporation 776,493
1,608 FirstService Corporation 275,796
15,469 Four Corners Property Trust, Inc. 427,099
3,445 Getty Realty Corporation 107,312
1,869 Gladstone Commercial
Corporation 42,165
8,271 Gladstone Land Corporation 199,000
11,267 Healthcare Trust of America, Inc. 300,829
4,000 Henderson Land Development
Company, Ltd. 18,929
628 Highwoods Properties, Inc. 28,367
20,000 Hongkong Land Holdings, Ltd. 95,249
96,429 Host Hotels and Resorts, Inc.
a
1,647,972
65 Hulic REIT, Inc. 109,398
32,000 Hysan Development Company,
Ltd. 127,558
7,966 Industrial Logistics Properties Trust 208,231
19,927 Ingenia Communities Group 91,485
2,456 Innovative Industrial Properties,
Inc. 469,145
909 Iron Mountain, Inc. 38,469
319 Japan Retail Fund Investment
Corporation 345,787
2,496 Jones Lang LaSalle, Inc.
a
487,868
141 Kenedix Retail REIT Corporation 381,277
12,000 Kerry Properties, Ltd. 39,570
9,762 Kilroy Realty Corporation 679,826
2,674 LEG Immobilien AG 384,940
4,236 Life Storage, Inc. 454,735
16,700 Link REIT 161,578
1,576 LondonMetric Property plc 5,041
23,237 Medical Properties Trust, Inc. 467,064
46,956 MGIC Investment Corporation 638,602
165 Mori Hills REIT Investment
Corporation 247,522
12,813 National Retail Properties, Inc. 600,673
24,401 National Storage Affiliates Trust 1,233,715
25,984 New Residential Investment
Corporation 275,171
31,000 New World Development
Company, Ltd. 160,764
6,880 NexPoint Residential Trust, Inc. 378,262
40 Nippon Building Fund, Inc. 249,222
6 Nippon REIT Investment
Corporation 24,671
4,537 Omega Healthcare Investors, Inc. 164,648
2,375 One Liberty Properties, Inc. 67,426
3,807 Preferred Apartment Communities,
Inc. 37,118

Global Stock Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (83.9%) Value
Real Estate (3.0%) - continued
22,860 PSP Swiss Property AG $ 2,902,738
28,739 Quebecor, Inc. 766,466
2,990 Realty Income Corporation 199,553
770 Redfin Corporation
a
48,826
27,482 Rexford Industrial Realty, Inc. 1,565,100
377 RMR Group, Inc. 14,567
115,000 Road King Infrastructure, Ltd. 142,996
9,180 Sabra Health Care REIT, Inc. 167,076
2,741 SBA Communications Corporation 873,557
38,636 Service Properties Trust 486,814
6,310 Spirit Realty Capital, Inc. 301,870
8,293 STAG Industrial, Inc. 310,407
7,045 Store Capital Corporation 243,123
15,500 Sun Hung Kai Properties, Ltd. 230,360
15,500 Swire Pacific, Ltd. 105,022
103,982 TAG Immobilien AG 3,295,859
134,931 Tritax Big Box REIT plc 366,603
14,085 UDR, Inc. 689,883
1,456 UMH Properties, Inc. 31,770
100 Universal Health Realty Income
Trust 6,155
2,296 Wihlborgs Fastigheter AB 49,796
39,870 Wing Tai Holdings, Ltd. 53,369
1,756 WP Carey, Inc. 131,033
Total 44,902,791
Utilities (1.0%)
73,564 A2A SPA 150,475
570 Acciona SA 86,086
7,546 AES Corporation 196,724
768 ALLETE, Inc. 53,745
3,717 American Electric Power
Company, Inc. 314,421
855 American States Water Company 68,024
2,850 Artesian Resources Corporation 104,794
2,116 Atmos Energy Corporation 203,369
2,473 Black Hills Corporation 162,303
302 Chesapeake Utilities Corporation 36,340
36,000 CK Infrastructure Holdings, Ltd. 214,449
20,000 CLP Holdings, Ltd. 197,657
2,531 Consolidated Water Company,
Ltd.
c
29,689
63,734 Contact Energy, Ltd. 369,185
1,495 DTE Energy Company 193,752
27,678 Duke Energy Corporation 2,732,372
11,595 Electricite de France 158,458
346,508 Enel SPA 3,220,049
16,122 Entergy Corporation 1,607,363
3,271 Evergy , Inc. 197,667
39,850 Exelon Corporation 1,765,754
11,687 FirstEnergy Corporation 434,873
192,000 Hong Kong and China Gas
Company, Ltd. 298,123
21,213 Iberdrola SA 258,685
865 IDACORP, Inc. 84,338
13,715 Iren SPA 39,143
8,374 MDU Resources Group, Inc. 262,441
42,350 Meridian Energy, Ltd. 157,900
1,097 National Fuel Gas Company 57,318
212 NiSource, Inc. 5,194
197 Northwest Natural Holding
Company 10,346
15,028 OGE Energy Corporation 505,692
1,598 Otter Tail Corporation 77,998
452 Pinnacle West Capital Corporation 37,050
Shares Common Stock (83.9%) Value
Utilities (1.0%) - continued
615 Portland General Electric
Company $ 28,339
48,000 Power Assets Holdings, Ltd. 294,531
602 PPL Corporation 16,838
2,228 Severn Trent plc 77,128
1,120 Southwest Gas Holdings, Inc. 74,133
1,508 Spire, Inc. 108,983
9,190 UGI Corporation 425,589
134 Unitil Corporation 7,098
290 Vistra Energy Corporation 5,380
Total 15,329,796
Total Common Stock
(cost $862,700,714) 1,252,057,153
Shares
Registered Investment
Companies ( 3.9% ) Value
Unaffiliated  (0.6%)
1,493 Invesco QQQ Trust Series 1 529,164
2,359 iShares Russell 2000 Value Index
Fund 391,052
17,468 SPDR S&P 500 ETF Trust 7,477,352
7,289 SPDR S&P Oil and Gas Exploration
ETF
c
704,773
Total 9,102,341
Affiliated  (3.3%)
3,854,779 Thrivent Core Emerging Markets
Equity Fund 49,071,337
Total 49,071,337
Total Registered Investment
Companies (cost $45,507,096) 58,173,678
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
8,517,302 Thrivent Cash Management Trust 8,517,302
Total Collateral Held for
Securities Loaned
(cost $8,517,302) 8,517,302
Shares Preferred Stock ( 0.1% ) Value
Consumer Discretionary (0.1%)
5,375 Volkswagen AG 1,347,679
Total 1,347,679
Total Preferred Stock
(cost $1,386,669) 1,347,679

Global Stock Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 12.0% ) Value
Federal Home Loan Bank Discount
Notes
3,600,000 0.000%, 7/7/2021
e
$ 3,599,982
1,100,000 0.017%, 7/14/2021
e,f
1,099,988
500,000 0.020%, 7/15/2021
e,f
499,994
2,900,000 0.005%, 7/21/2021
e,f
2,899,952
2,400,000 0.005%, 7/28/2021
e,f
2,399,946
2,700,000 0.005%, 7/30/2021
e,f
2,699,935
100,000 0.004%, 8/4/2021
e,f
99,996
100,000 0.003%, 8/6/2021
e,f
99,996
8,300,000 0.012%, 8/11/2021
e,f
8,299,622
200,000 0.035%, 8/18/2021
e,f
199,989
100,000 0.012%, 8/25/2021
e,f
99,994
Thrivent Core Short-Term Reserve
Fund
15,660,300 0.140% 156,602,999
Total Short-Term Investments
(cost $178,484,728) 178,602,393
Total Investments (cost
$1,096,596,509) 100.5% $1,498,698,205
Other Assets and Liabilities, Net
(0.5%) (7,200,262)
Total Net Assets 100.0% $1,491,497,943
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2021, the value of these investments was $12,281,361 or 0.8% of
total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
f The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Portfolio as of June 30, 2021:
Securities Lending Transactions
Common Stock $ 8,263,840
Total lending $8,263,840
Gross amount payable upon return of
collateral for securities loaned $8,517,302
Net amounts due to counterparty
$253,462
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
DRIP - Dividend Reinvestment Plan
ETF - Exchange Traded Fund
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 413,407,337
Gross unrealized depreciation (22,593,563)
Net unrealized appreciation (depreciation) $ 390,813,774
Cost for federal income tax purposes $ 1,105,559,340

Global Stock Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing Global Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 99,450,903 73,451,096 25,999,807 –
Consumer Discretionary 151,429,733 111,666,848 39,599,278 163,607
Consumer Staples 55,088,825 21,564,836 33,523,989 –
Energy 46,248,279 23,651,875 22,596,404 –
Financials 194,536,656 111,848,651 82,687,104 901
Health Care 166,186,574 119,232,548 46,954,026 –
Industrials 169,210,269 101,723,661 67,486,605 3
Information Technology 255,540,278 209,000,319 46,539,959 –
Materials 54,133,049 23,640,296 30,492,753 –
Real Estate 44,902,791 29,728,839 15,173,952 –
Utilities 15,329,796 9,807,927 5,521,869 –
Registered Investment Companies
Unaffiliated 9,102,341 9,102,341 – –
Preferred Stock
Consumer Discretionary 1,347,679 – 1,347,679 –
Short-Term Investments 21,999,394 – 21,999,394 –
Subtotal Investments in Securities $1,284,506,567 $844,419,237 $439,922,819 $164,511
Other Investments  * Total
Affiliated Short-Term Investments 156,602,999
Affiliated Registered Investment Companies 49,071,337
Collateral Held for Securities Loaned 8,517,302
Subtotal Other Investments $214,191,638
Total Investments at Value $1,498,698,205
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 3,427,828 3,427,828 – –
Total Asset Derivatives $3,427,828 $3,427,828 $– $–
Liability Derivatives
Futures Contracts 5,752,919 5,752,919 – –
Total Liability Derivatives $5,752,919 $5,752,919 $– $–

Global Stock Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
The following table presents Global Stock Portfolio's futures contracts held as of June 30, 2021. Investments and/or cash totaling $21,452,397 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 4 September 2021 $ 461,156 $ 404
CME E-mini S&P 500 Index 947 September 2021 200,242,351 2,822,859
CME E-mini S&P Mid-Cap 400 Index 2 September 2021 545,126 (6,646)
CME Euro Foreign Exchange Currency 546 September 2021 83,436,816 (2,458,191)
Eurex Euro STOXX 50 Index 1,729 September 2021 84,388,305 (1,100,673)
ICE mini MSCI EAFE Index 57 September 2021 6,719,807 (153,122)
ICE US mini MSCI Emerging Markets Index 468 September 2021 32,034,628 (98,308)
Total Futures Long Contracts $ 407,828,189 ( $ 993,677)
CME E-mini NASDAQ 100 Index (162) September 2021 ( $ 45,202,780) ( $ 1,935,979)
CME E-mini Russell 2000 Index (789) September 2021 (91,316,236) 273,526
ICE mini MSCI EAFE Index (123) September 2021 (14,501,254) 331,039
Total Futures Short Contracts ( $ 151,020,270) ($1,331,414)
Total Futures Contracts $ 256,807,919 ($2,325,091)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2021, for Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 3,427,828
Total Equity Contracts 3,427,828
Total Asset Derivatives $3,427,828
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 2,458,191
Total Foreign Exchange Contracts 2,458,191
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 3,294,728
Total Equity Contracts 3,294,728
Total Liability Derivatives $5,752,919
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Global Stock Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2021, for
Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 21,711,664
Total Equity Contracts
21,711,664
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts 221,385
Total Foreign Exchange Contracts 221,385
Total $21,933,049
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2021, for Global Stock Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (2,894,679)
Total Foreign Exchange Contracts (2,894,679)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (3,216,348)
Total Equity Contracts (3,216,348)
Total ($6,111,027)
The following table presents Global Stock Portfolio's average volume of derivative activity during the period ended June 30, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $287,758,408
Futures - Short (122,460,285)
Foreign Exchange Contracts
Futures - Long 66,338,352

Global Stock Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $45,448 $– $– $49,071 3,855 3.3%
Total Affiliated Registered Investment
Companies 45,448 49,071 3.3
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% 153,894 170,249 167,540 156,603 15,660 10.5
Total Affiliated Short-Term Investments 153,894 156,603 10.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 14,445 122,218 128,146 8,517 8,517 0.6
Total Collateral Held for Securities Loaned 14,445 8,517 0.6
Total Value $213,787 $214,191
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $3,623 $– $–
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% 1 (1) – 133
Total Income/Non Income Cash from Affiliated
Investments $133
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 68
Total Affiliated Income from Securities Loaned, Net $68
Total Value $1 $3,622 $–

Government Bond Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 99.3% ) Value
Asset-Backed Securities (9.1%)
Arkansas Student Loan Authority
$ 1,336,181
1.047%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
a
$ 1,342,861
Brazos Higher Education Authority,
Inc.
115,012
1.026%,  (LIBOR 3M +
0.850%), 7/25/2029, Ser.
2011-2, Class A2
a
115,293
ECMC Group Student Loan Trust
1,003,558
1.242%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
a,b
1,013,494
659,187
1.092%,  (LIBOR 1M +
1.000%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
668,346
Goodgreen
1,394,409
3.860%,  10/15/2054, Ser.
2019-1A, Class A
b
1,478,976
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
1,730,636
1.650%,  3/25/2051, Ser.
2021-1 1,728,845
Missouri Higher Education Loan
Auth.
1,642,738
1.530%,  1/25/2061, Ser.
2021-1 1,635,096
1,989,755
0.856%,  (LIBOR 1M +
0.700%), 3/25/2061, Ser.
2021-2
a
1,993,520
Nationstar HECM Loan Trust
904,288
1.269%,  9/25/2030, Ser.
2020-1A, Class A1
a,b
906,550
Navient Student Loan Trust
1,646,458
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
b
1,621,628
928,469
1.142%,  (LIBOR 1M +
1.050%), 6/25/2069, Ser.
2020-1A, Class A1B
a,b
951,271
1,222,293
0.992%,  (LIBOR 1M +
0.900%), 8/26/2069, Ser.
2020-2A, Class A1B
a,b
1,243,466
New Hampshire Higher Education
Loan Corporation
1,003,642
1.292%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
a
1,036,356
Seasoned Loans Structured
Transaction Trust
1,546,762
2.000%,  9/25/2030, Ser.
2020-2, Class A1C
c
1,587,387
1,800,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
b,c
1,855,230
SLM Student Loan Trust
487,081
0.492%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
a
479,047
Total 19,657,366
Principal
Amount Long-Term Fixed Income (99.3%) Value
Collateralized Mortgage Obligations (14.3%)
Cascade Funding Mortgage Trust
$ 841,304
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,b
$ 842,479
1,566,402
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,b
1,565,768
Federal Home Loan Mortgage
Corporation - REMIC
1,600,000
3.000%,  10/15/2034, Ser.
4369, Class GV 1,628,946
381,876
2.000%,  1/15/2041, Ser.
4074, Class JA 390,795
1,393,208
1.750%,  6/15/2042, Ser.
4097, Class QN 1,418,378
710,908
1.750%,  12/15/2042, Ser.
4141, Class KM 719,885
843,042
3.000%,  5/15/2045, Ser.
4631, Class PA 883,151
780,295
3.000%,  3/15/2047, Ser.
4734, Class JA 817,688
1,748,359
3.500%,  8/15/2047, Ser.
4860, Class CA 1,840,183
1,700,000
2.500%,  12/15/2048, Ser.
5094, Class BC 1,756,622
1,466,064
2.000%,  9/25/2049, Ser.
4906, Class KE 1,499,378
Federal National Mortgage
Association - REMIC
596,301
2.000%,  11/25/2032, Ser.
2012-123, Class BA 621,659
148,582
3.000%,  11/25/2037, Ser.
2013-88, Class EA 148,684
893,090
3.000%,  6/25/2042, Ser.
2016-24, Class LJ 917,084
705,342
3.000%,  1/25/2043, Ser.
2013-114, Class AB 730,071
858,162
3.250%,  6/25/2043, Ser.
2013-60, Class PT 920,948
783,027
3.000%,  3/25/2046, Ser.
2016-66, Class PA 809,277
351,250
3.500%,  12/25/2047, Ser.
2018-41, Class PB 366,904
Finance of America HECM Buyout
2021-HB1
1,559,538
0.875%,  2/25/2031, Ser.
2021-HB1, Class A
a,b
1,560,285
GMAC Mortgage Corporation
Loan Trust
21,192
0.592%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
a,c
29,499
Mello Warehouse Securitization
Trust
1,700,000
0.842%,  (LIBOR 1M +
0.750%), 4/25/2055, Ser.
2021-2, Class A
a,b
1,700,362
NewRez Warehouse Securitization
Trust
1,750,000
0.842%,  (LIBOR 1M +
0.750%), 5/25/2055, Ser.
2021-1, Class A
a,b
1,752,620
Seasoned Credit Risk Transfer
Trust
1,373,821
3.000%,  8/25/2056, Ser.
2017-2, Class HA
c
1,436,489

Government Bond Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Collateralized Mortgage Obligations (14.3%) -
continued
$ 1,525,232
2.500%,  8/25/2059, Ser.
2020-1, Class MT
c
$ 1,589,484
1,677,284
2.500%,  9/25/2060, Ser.
2021-1, Class MTU 1,748,935
1,702,893
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
1,729,660
1,381,422
2.500%,  11/25/2060, Ser.
2021-2, Class MTU 1,442,231
Wachovia Asset Securitization, Inc.
244,761
0.232%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
a,b,c
228,245
Total 31,095,710
Commercial Mortgage-Backed Securities (1.0%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
763,984
3.000%,  3/15/2045, Ser.
4741, Class GA 786,829
Federal National Mortgage
Association - ACES
38,529
3.560%,  9/25/2021, Ser.
2018-M5, Class A2
a
38,569
1,250,000
2.961%,  2/25/2027, Ser.
2017-M7, Class A2
a
1,357,301
Total 2,182,699
Energy (0.1%)
Petroleos Mexicanos
120,000 2.378%,  4/15/2025 124,460
Total 124,460
Financials (1.4%)
HSBC Bank Canada
750,000 0.950%,  5/14/2023
b
757,557
Nationwide Building Society
750,000 1.700%,  2/13/2023
b
766,328
Preferred Term Securities XXIII,
Ltd.
39,482
0.319%,  (LIBOR 3M +
0.200%), 12/22/2036
a,b
32,711
Santander UK plc
700,000 1.625%,  2/12/2023
b
713,874
Westpac Banking Corporation
750,000 2.000%,  1/16/2025
b
781,694
Total 3,052,164
Foreign Government (3.7%)
CPPIB Capital, Inc.
2,000,000 3.125%,  9/25/2023
b
2,119,913
Development Bank of Japan, Inc.
750,000 2.125%,  9/1/2022
b
763,526
Export Development Canada
2,000,000 2.500%,  1/24/2023 2,071,203
Province of British Columbia
Canada
1,550,000 1.750%,  9/27/2024 1,606,280
Principal
Amount Long-Term Fixed Income (99.3%) Value
Foreign Government (3.7%) - continued
Province of Ontario Canada
$ 1,000,000 3.400%,  10/17/2023 $ 1,067,350
Province of Quebec
400,000 7.500%,  7/15/2023
d
456,208
Total 8,084,480
Mortgage-Backed Securities (26.5%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
2,720,614 3.000%,  2/1/2050 2,877,121
1,427,641 3.000%,  3/25/2050 1,489,433
1,788,416 3.000%,  4/1/2050 1,868,152
732,052 3.500%,  7/1/2047 774,751
Federal National Mortgage
Association
662,422 3.500%,  10/1/2048 697,777
754,591 3.500%,  8/1/2049 796,418
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
4,105,000 1.500%,  7/1/2036
e
4,154,468
12,650,000 2.000%,  7/1/2036
e
13,047,536
4,300,000 2.500%,  7/1/2036
e
4,483,926
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
17,500,000 2.500%,  7/1/2050
e
18,100,195
5,245,000 2.000%,  7/1/2051
e,f
5,295,811
927,726 4.000%,  7/1/2048 988,778
Government National Mortgage
Association 30-Yr. Pass Through
2,975,000 2.500%,  7/1/2051
e
3,078,660
Total 57,653,026
U.S. Government & Agencies (43.2%)
Federal Farm Credit Bank
400,000 2.210%,  8/1/2024 421,079
Federal Home Loan Bank
2,500,000 2.500%,  2/13/2024 2,641,863
Federal Home Loan Mortgage
Corporation
1,000,000 0.250%,  8/24/2023 999,889
Federal National Mortgage
Association
1,500,000 0.750%,  10/8/2027 1,462,876
500,000 5.960%,  9/11/2028 658,561
875,000 0.875%,  8/5/2030 828,463
Tennessee Valley Authority
1,115,000 5.250%,  9/15/2039 1,595,844
U.S. Treasury Bonds
2,240,000 1.375%,  8/15/2050 1,888,337
1,375,000 2.250%,  11/15/2027 1,470,820
1,500,000 5.250%,  11/15/2028 1,925,391
5,340,000 2.625%,  2/15/2029 5,855,644
11,860,000 1.500%,  2/15/2030 11,977,210
1,100,000 1.125%,  2/15/2031 1,067,859
630,000 1.125%,  5/15/2040 543,867
1,115,000 3.000%,  5/15/2042 1,305,160
4,180,000 2.500%,  5/15/2046 4,528,442
4,150,000 2.875%,  5/15/2049 4,859,553

Government Bond Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
U.S. Government & Agencies (43.2%) -
continued
U.S. Treasury Bonds, TIPS
$ 1,352,950 0.500%,  1/15/2028 $ 1,516,731
1,133,660 0.875%,  2/15/2047 1,457,698
U.S. Treasury Notes
1,500,000 1.875%,  7/31/2022 1,528,594
6,270,000 0.125%,  10/31/2022 6,267,306
225,000 2.000%,  11/30/2022 230,818
3,020,000 1.375%,  2/15/2023 3,078,041
8,450,000 0.125%,  4/30/2023 8,434,156
275,000 2.750%,  7/31/2023 289,201
1,175,000 0.125%,  1/15/2024 1,167,886
350,000 2.500%,  1/31/2024 369,264
250,000 2.125%,  7/31/2024 262,578
3,500,000 1.250%,  8/31/2024 3,582,578
6,850,000 2.250%,  11/15/2024 7,241,199
1,450,000 1.375%,  1/31/2025 1,489,818
1,000,000 2.875%,  7/31/2025 1,087,188
900,000 0.250%,  8/31/2025 881,930
525,000 2.625%,  1/31/2026 567,902
1,000,000 0.500%,  2/28/2026 984,844
750,000 1.750%,  12/31/2026 781,699
650,000 0.500%,  4/30/2027 630,424
2,000,000 0.625%,  11/30/2027 1,935,938
750,000 1.250%,  5/31/2028 751,875
U.S. Treasury Notes, TIPS
1,264,329 0.125%,  10/15/2024 1,362,496
3,642,483 0.125%,  10/15/2025 3,963,619
Total 93,894,641
Total Long-Term Fixed Income
(cost $211,600,962) 215,744,546
Shares
Collateral Held for Securities
Loaned ( 0.2% ) Value
360,000 Thrivent Cash Management Trust 360,000
Total Collateral Held for
Securities Loaned
(cost $360,000) 360,000
Shares or
Principal
Amount Short-Term Investments ( 22.7% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.015%, 7/14/2021
g,h
99,999
100,000 0.005%, 7/30/2021
g,h
99,997
Thrivent Core Short-Term Reserve
Fund
4,923,998 0.140% 49,239,981
Total Short-Term Investments
(cost $49,402,627) 49,439,977
Contracts Options Purchased ( <0.1% ) Value
Put on U.S. Treasury Long Bond
Futures
Contracts Options Purchased (<0.1%) Value
15 $149.00, expires 8/27/2021 $ 1,172
Total Options Purchased
(cost $16,466) 1,172
Total Investments (cost
$261,380,055) 122.2% $265,545,695
Other Assets and Liabilities, Net
(22.2%) (48,227,522)
Total Net Assets 100.0% $217,318,173
a Denotes variable rate securities. The rate shown is as of
June 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2021, the value of these investments was $23,324,323 or 10.7% of
total net assets.
c All or a portion of the security is insured or guaranteed.
d All or a portion of the security is on loan.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f All or a portion of the security was earmarked to cover
written options.
g The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Government Bond
Portfolio as of June 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 342,156
Total lending $342,156
Gross amount payable upon return of
collateral for securities loaned $360,000
Net amounts due to counterparty
$17,844
Definitions:
ACES - Alternative Credit Enhancement Securities
FNMA - Federal National Mortgage Association
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
TIPS - Treasury Inflation Protected Security
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month

Government Bond Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 4,890,772
Gross unrealized depreciation (1,530,985)
Net unrealized appreciation (depreciation) $ 3,359,787
Cost for federal income tax purposes $ 262,353,494
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing Government Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 19,657,366 – 19,657,366 –
Collateralized Mortgage Obligations 31,095,710 – 31,095,710 –
Commercial Mortgage-Backed Securities 2,182,699 – 2,182,699 –
Energy 124,460 – 124,460 –
Financials 3,052,164 – 3,052,164 –
Foreign Government 8,084,480 – 8,084,480 –
Mortgage-Backed Securities 57,653,026 – 57,653,026 –
U.S. Government & Agencies 93,894,641 – 93,894,641 –
Short-Term Investments 199,996 – 199,996 –
Options Purchased 1,172 1,172 – –
Subtotal Investments in Securities $215,945,714 $1,172 $215,944,542 $–
Other Investments  * Total
Affiliated Short-Term Investments 49,239,981
Collateral Held for Securities Loaned 360,000
Subtotal Other Investments $49,599,981
Total Investments at Value $265,545,695
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 380,532 380,532 – –
Total Asset Derivatives $380,532 $380,532 $– $–
Liability Derivatives
Futures Contracts 218,313 218,313 – –
Call Options Written 29,691 – – 29,691
Total Liability Derivatives $248,004 $218,313 $– $29,691

Government Bond Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
Counterparty:
CCM
-
CCM Futures, LLC
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Government Bond Portfolio's futures contracts held as of June 30, 2021. Investments and/or cash totaling $199,996 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 5-Yr. U.S. Treasury Note 36 September 2021 $ 4,450,255 ( $ 6,786)
CBOT U.S. Long Bond 27 September 2021 4,215,252 124,997
CME Ultra Long Term U.S. Treasury Bond 34 September 2021 6,313,675 237,700
Total Futures Long Contracts $ 14,979,182 $ 355,911
CBOT 10-Yr. U.S. Treasury Note (79) September 2021 ( $ 10,406,144) ( $ 61,356)
CBOT 2-Yr. U.S. Treasury Note (64) September 2021 (14,118,335) 17,835
Ultra 10-Yr. U.S. Treasury Note (58) September 2021 (8,387,610) (150,171)
Total Futures Short Contracts ( $ 32,912,089) ($193,692)
Total Futures Contracts ( $ 17,932,907) $162,219
The following table presents Government Bond Portfolio's options contracts held as of June 30, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on U.S. Treasury Long Bond
Futures CCM 15.00 $ 149.00 August 2021 2,411,250 $ 1,172 ( $ 15,294)
Total Options Purchased Contracts $1,172 ($15,294)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (2.50) $ 100.71 July 2021 (2,524,219) ( $ 12,109) $ 6,738
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (2.50) 100.60 August 2021 (2,524,219) (17,582) (1,371)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($29,691) $5,367
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.

Government Bond Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2021, for Government Bond
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 380,532
Options Written Net Assets - Distributable earnings/(accumulated loss) 6,738
Total Interest Rate Contracts 387,270
Total Asset Derivatives $387,270
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 218,313
Options Written Net Assets - Distributable earnings/(accumulated loss) 1,371
Options Purchased Net Assets - Distributable earnings/(accumulated loss) 15,294
Total Interest Rate Contracts 234,978
Total Liability Derivatives $234,978
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2021, for
Government Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 61,842
Options Purchased Net realized gains/(losses) on Investments 124,003
Futures Net realized gains/(losses) on Futures contracts (800,715)
Total Interest Rate Contracts
(614,870)
Total ($614,870)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2021, for Government Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts 8,259
Options Purchased Change in net unrealized appreciation/(depreciation) on Investments (4,021)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 196,177
Total Interest Rate Contracts 200,415
Total $200,415
The following table presents Government Bond Portfolio's average volume of derivative activity during the period ended June 30, 2021.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $17,876,983
Futures - Short (33,721,679)
Options Purchased 4,497,428
Options Written (4,211,476)

Government Bond Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $49,567 $55,233 $55,560 $49,240 4,924 22.6%
Total Affiliated Short-Term Investments 49,567 49,240 22.6
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,375 7 1,022 360 360 0.2
Total Collateral Held for Securities Loaned 1,375 360 0.2
Total Value $50,942 $49,600
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $– $– $ – $44
Total Income/Non Income Cash from Affiliated
Investments $44
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $–

High Yield Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 4.6% )
a
Value
Capital Goods (1.0%)
Mauser Packaging Solutions
Holding Company, Term Loan
$ 1,550,527
3.354%,  (LIBOR 1M +
3.250%), 4/3/2024
b,c,d
$ 1,512,012
Navistar, Inc., Term Loan
4,163,182
3.600%,  (LIBOR 1M +
3.500%), 11/6/2024
d
4,163,182
Vertiv Group Corporation, Term
Loan
3,667,288
2.836%,  (LIBOR 1M +
2.750%), 3/2/2027
d
3,651,562
Total 9,326,756
Communications Services (0.6%)
NEP Group, Inc., Term Loan
2,565,217
3.354%,  (LIBOR 1M +
3.250%), 10/20/2025
d
2,501,087
Peraton Corporation, Term Loan
3,112,200
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
d
3,118,673
Total 5,619,760
Consumer Cyclical (1.1%)
Cengage Learning, Inc., Term
Loan
2,990,906
5.250%,  (LIBOR 1M +
4.250%), 6/7/2023
d
2,992,522
2,935,000
0.000%,  (LIBOR 1M +
4.750%), 6/29/2026
b,c,d
2,936,849
Golden Nugget, LLC, Term Loan
1,254,050
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
d
1,243,917
Staples, Inc., Term Loan
3,623,630
5.176%,  (LIBOR 3M +
5.000%), 4/12/2026
d
3,526,263
Total 10,699,551
Consumer Non-Cyclical (0.6%)
Bellring Brands, LLC, Term Loan
2,360,794
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
d
2,375,265
Endo Luxembourg Finance
Company I Sarl , Term Loan
1,770,562
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
d
1,705,831
Lonza Specialty Ingredients, Term
Loan
1,750,000
0.000%,  (LIBOR 1M +
4.000%), 5/14/2028
b,c,d
1,750,945
Total 5,832,041
Financials (0.2%)
CoreLogic , Inc., Term Loan
1,590,000
4.000%,  (LIBOR 1M +
3.500%), 6/2/2028
d
1,584,435
Total 1,584,435
Principal
Amount Bank Loans (4.6%)
a
Value
Technology (0.7%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
$ 2,566,937
3.686%,  (LIBOR 3M +
3.500%), 8/21/2026
d
$ 2,503,841
Gogo Intermediate Holdings, LLC,
Term Loan
1,590,000
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
d
1,586,025
Rackspace Technology Global,
Inc., Term Loan
1,546,125
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
d
1,536,910
Redstone Holdco 2 LP, Delayed
Draw
372,710
5.500%,  (LIBOR 1M +
4.750%), 4/27/2028
b,c,d
371,469
Redstone Holdco 2 LP, Term Loan
952,290
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
d
949,119
Total 6,947,364
Transportation (0.4%)
American Airlines, Inc., Term Loan
3,165,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
d
3,297,139
Total 3,297,139
Total Bank Loans
(cost $43,264,714) 43,307,046
Principal
Amount Long-Term Fixed Income ( 88.4% ) Value
Basic Materials (5.1%)
Alcoa, Inc.
1,605,000 5.125%,  10/1/2024 1,771,519
Big River Steel, LLC
1,540,000 6.625%,  1/31/2029
e
1,695,925
Chemours Company
2,590,000 5.750%,  11/15/2028
e
2,770,704
Cleveland-Cliffs, Inc.
1,550,000 4.625%,  3/1/2029
e,f
1,631,018
1,550,000 4.875%,  3/1/2031
e
1,627,500
Consolidated Energy Finance SA
2,590,000 6.875%,  6/15/2025
e
2,638,355
First Quantum Minerals, Ltd.
2,660,000 7.250%,  4/1/2023
e
2,711,551
1,065,000 6.875%,  3/1/2026
e
1,114,107
Freeport-McMoRan, Inc.
1,585,000 4.125%,  3/1/2028 1,654,344
2,625,000 4.250%,  3/1/2030 2,812,031
Grinding Media, Inc.
3,250,000 7.375%,  12/15/2023
e
3,323,255
Hecla Mining Company
895,000 7.250%,  2/15/2028 977,788
Hudbay Minerals, Inc.
775,000 4.500%,  4/1/2026
e
777,906
Kraton Polymers, LLC
1,450,000 4.250%,  12/15/2025
e
1,479,000
Mercer International, Inc.
1,565,000 5.500%,  1/15/2026 1,608,022
520,000 5.125%,  2/1/2029
e
535,080

High Yield Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.4%) Value
Basic Materials (5.1%) - continued
Midwest Vanadium, Pty. Ltd.
$ 3,197,756 11.500%,  2/15/2018
*, g,h
$ 3,198
Novelis Corporation
2,240,000 5.875%,  9/30/2026
e
2,330,170
2,340,000 4.750%,  1/30/2030
e
2,457,000
OCI NV
2,997,000 4.625%,  10/15/2025
e
3,125,317
Olin Corporation
2,650,000 5.625%,  8/1/2029 2,909,170
SCIH Salt Holdings, Inc.
1,060,000 4.875%,  5/1/2028
e
1,059,873
Taseko Mines, Ltd.
2,580,000 7.000%,  2/15/2026
e
2,689,650
United States Steel Corporation
2,330,000 6.875%,  3/1/2029 2,493,100
Venator Finance SARL
2,050,000 5.750%,  7/15/2025
e
2,014,125
Total 48,209,708
Capital Goods (9.2%)
Abengoa Abenewco 2 Bis SA,
Convertible
3,963,662
0.000%,PIK 1.500%,
4/26/2024
*, h,i
59,455
Advanced Drainage Systems, Inc.
2,640,000 5.000%,  9/30/2027
e
2,740,373
AECOM
1,695,000 5.125%,  3/15/2027 1,890,566
Amsted Industries, Inc.
2,125,000 5.625%,  7/1/2027
e
2,239,219
2,630,000 4.625%,  5/15/2030
e
2,695,750
ARD Finance SA
1,700,000 6.500%,  6/30/2027
e
1,785,000
Ardagh Packaging Finance plc
4,255,000 5.250%,  8/15/2027
e
4,340,100
Berry Global, Inc.
1,704,000 4.500%,  2/15/2026
e,f
1,742,851
Bombardier, Inc.
2,945,000 7.500%,  3/15/2025
e
3,028,491
1,065,000 7.125%,  6/15/2026
e
1,115,055
2,050,000 7.875%,  4/15/2027
e
2,126,875
Brand Industrial Services, Inc.
790,000 8.500%,  7/15/2025
e
803,217
BWAY Holding Company
2,125,000 7.250%,  4/15/2025
e
2,082,500
Clean Harbors, Inc.
3,330,000 5.125%,  7/15/2029
e
3,621,375
Cornerstone Building Brands, Inc.
3,170,000 6.125%,  1/15/2029
e
3,399,825
Covanta Holding Corporation
1,060,000 6.000%,  1/1/2027 1,102,400
1,030,000 5.000%,  9/1/2030 1,081,500
CP Atlas Buyer, Inc.
2,065,000 7.000%,  12/1/2028
e
2,139,856
Crown Cork & Seal Company, Inc.
3,210,000 7.375%,  12/15/2026 3,932,250
Flex Acquisition Company, Inc.
3,205,000 6.875%,  1/15/2025
e
3,253,075
Principal
Amount Long-Term Fixed Income (88.4%) Value
Capital Goods (9.2%) - continued
GFL Environmental, Inc.
$ 4,115,000 4.000%,  8/1/2028
e,f
$ 4,065,003
H&E Equipment Services, Inc.
5,500,000 3.875%,  12/15/2028
e
5,412,000
Howmet Aerospace, Inc.
2,500,000 6.875%,  5/1/2025 2,909,950
1,605,000 5.900%,  2/1/2027 1,873,837
IAA Spinco , Inc.
1,250,000 5.500%,  6/15/2027
e
1,312,150
Jeld-Wen , Inc.
1,150,000 6.250%,  5/15/2025
e
1,226,486
1,325,000 4.875%,  12/15/2027
e
1,376,966
Mueller Water Products, Inc.
930,000 4.000%,  6/15/2029
e
955,687
NESCO Holdings II, Inc.
1,055,000 5.500%,  4/15/2029
e
1,101,156
Owens-Brockway Glass Container,
Inc.
3,070,000 5.875%,  8/15/2023
e
3,310,596
SRM Escrow Issuer, LLC
3,445,000 6.000%,  11/1/2028
e
3,651,700
Stericycle, Inc.
515,000 3.875%,  1/15/2029
e
513,985
TransDigm , Inc.
4,945,000 6.250%,  3/15/2026
e
5,216,975
640,000 4.625%,  1/15/2029
e
640,224
2,115,000 4.875%,  5/1/2029
e
2,135,093
United Rentals North America, Inc.
1,790,000 3.875%,  2/15/2031 1,821,325
Victors Merger Corporation
1,590,000 6.375%,  5/15/2029
e
1,601,925
WESCO Distribution, Inc.
1,280,000 7.250%,  6/15/2028
e
1,425,728
Total 85,730,519
Communications Services (10.9%)
Altice France SA
1,590,000 5.125%,  7/15/2029
e
1,597,791
C&W Senior Financing DAC
525,000 6.875%,  9/15/2027
e
560,254
CCO Holdings, LLC
3,700,000 5.375%,  6/1/2029
e
4,044,470
4,190,000 4.750%,  3/1/2030
e
4,430,925
2,640,000 4.500%,  8/15/2030
e
2,748,805
Cengage Learning, Inc.
3,180,000 9.500%,  6/15/2024
e
3,255,525
Clear Channel Outdoor Holdings,
Inc.
1,060,000 7.500%,  6/1/2029
e
1,097,457
Clear Channel Worldwide
Holdings, Inc.
2,380,000 7.750%,  4/15/2028
e
2,493,098
CSC Holdings, LLC
2,660,000 5.375%,  2/1/2028
e
2,814,147
Cumulus Media New Holdings,
Inc.
2,308,000 6.750%,  7/1/2026
e,f
2,414,745
DISH DBS Corporation
1,800,000 7.375%,  7/1/2028 1,937,034

High Yield Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.4%) Value
Communications Services (10.9%) - continued
Entercom Media Corporation
$ 3,835,000 6.500%,  5/1/2027
e
$ 3,988,400
Front Range BidCo , Inc.
2,080,000 6.125%,  3/1/2028
e
2,124,200
Frontier Communications
Corporation
1,590,000 5.000%,  5/1/2028
e
1,643,790
GCI, LLC
3,210,000 4.750%,  10/15/2028
e
3,285,435
iHeartCommunications , Inc.
790,000 8.375%,  5/1/2027 846,287
LCPR Senior Secured Financing
DAC
2,500,000 6.750%,  10/15/2027
e
2,694,250
Level 3 Financing, Inc.
1,860,000 4.625%,  9/15/2027
e
1,930,531
1,860,000 4.250%,  7/1/2028
e
1,887,454
Ligado Networks, LLC
567,496
0.000%,PIK 15.500%,
11/1/2023
e,i
559,233
Netflix, Inc.
3,325,000 4.875%,  4/15/2028 3,865,312
News Corporation
790,000 3.875%,  5/15/2029
e
797,900
Outfront Media Capital, LLC
2,650,000 5.000%,  8/15/2027
e
2,743,783
Radiate Holdco, LLC
1,055,000 6.500%,  9/15/2028
e
1,108,436
Scripps Escrow, Inc.
2,560,000 5.875%,  7/15/2027
e
2,650,496
SFR Group SA
1,165,000 7.375%,  5/1/2026
e
1,211,518
Sirius XM Radio, Inc.
1,600,000 4.625%,  7/15/2024
e
1,642,240
1,860,000 4.000%,  7/15/2028
e
1,915,800
Sprint Capital Corporation
2,395,000 6.875%,  11/15/2028 3,071,587
Sprint Corporation
2,040,000 7.125%,  6/15/2024 2,353,650
8,590,000 7.625%,  2/15/2025 10,206,037
TEGNA, Inc.
3,075,000 4.625%,  3/15/2028 3,190,312
Terrier Media Buyer, Inc.
1,590,000 8.875%,  12/15/2027
e
1,719,188
United States Cellular Corporation
2,746,000 6.700%,  12/15/2033 3,363,850
Uniti Group, LP
1,595,000 4.750%,  4/15/2028
e
1,591,013
790,000 6.500%,  2/15/2029
e
791,975
Univision Communications, Inc.
2,250,000 6.625%,  6/1/2027
e
2,437,988
450,000 4.500%,  5/1/2029
e
453,375
Viasat , Inc.
1,055,000 6.500%,  7/15/2028
e
1,125,115
VTR Comunicaciones SPA
916,000 5.125%,  1/15/2028
e
955,956
YPSO Finance BIS SA
2,910,000 10.500%,  5/15/2027
e
3,233,737
Ziggo BV
3,185,000 5.500%,  1/15/2027
e
3,309,215
Principal
Amount Long-Term Fixed Income (88.4%) Value
Communications Services (10.9%) - continued
$ 2,000,000 4.875%,  1/15/2030
e
$ 2,050,000
Total 102,142,314
Consumer Cyclical (19.1%)
1011778 B.C., ULC
4,190,000 4.375%,  1/15/2028
e
4,247,613
Allied Universal Finance
Corporation
800,000 4.625%,  6/1/2028
e
802,888
Allied Universal Holdco, LLC
1,535,000 6.625%,  7/15/2026
e
1,627,453
1,325,000 4.625%,  6/1/2028
e
1,326,038
1,060,000 6.000%,  6/1/2029
e
1,074,617
Allison Transmission, Inc
4,360,000 3.750%,  1/30/2031
e
4,285,313
American Axle & Manufacturing,
Inc.
2,055,000 6.500%,  4/1/2027
f
2,178,300
Boyd Gaming Corporation
2,120,000 4.750%,  6/15/2031
e
2,199,500
Boyne USA, Inc.
1,455,000 4.750%,  5/15/2029
e
1,501,167
Brookfield Residential Properties,
Inc.
3,440,000 6.250%,  9/15/2027
e
3,633,500
2,125,000 5.000%,  6/15/2029
e
2,140,937
Caesars Entertainment, Inc.
1,600,000 8.125%,  7/1/2027
e
1,779,520
Carnival Corporation
1,540,000 11.500%,  4/1/2023
e
1,733,116
2,555,000 7.625%,  3/1/2026
e
2,775,369
3,880,000 5.750%,  3/1/2027
e
4,064,300
Cedar Fair, LP
2,850,000 5.250%,  7/15/2029 2,935,500
Churchill Downs, Inc.
1,065,000 4.750%,  1/15/2028
e
1,101,966
Cinemark USA, Inc.
3,435,000 5.875%,  3/15/2026
e
3,594,556
Colt Merger Sub, Inc.
4,475,000 6.250%,  7/1/2025
e
4,743,500
Empire Communities Corporation
2,585,000 7.000%,  12/15/2025
e
2,714,250
Ford Motor Company
1,000,000 9.625%,  4/22/2030 1,435,000
5,640,000 7.450%,  7/16/2031 7,416,600
Ford Motor Company, Convertible
1,585,000 Zero Coupon,  3/15/2026
e
1,752,416
Ford Motor Credit Company, LLC
3,600,000 5.125%,  6/16/2025 3,964,500
2,610,000 4.134%,  8/4/2025 2,789,411
3,600,000 3.375%,  11/13/2025 3,733,020
Goodyear Tire & Rubber Company
1,595,000 5.000%,  7/15/2029
e
1,669,965
1,330,000 5.250%,  7/15/2031
e
1,389,850
Hanesbrands, Inc.
3,235,000 4.875%,  5/15/2026
e
3,493,800
Herc Holdings, Inc.
5,330,000 5.500%,  7/15/2027
e
5,618,993
Hilton Domestic Operating
Company, Inc.
660,000 3.750%,  5/1/2029
e
666,600

High Yield Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.4%) Value
Consumer Cyclical (19.1%) - continued
$ 2,050,000 4.875%,  1/15/2030 $ 2,188,375
Hilton Grand Vacations Borrower
Escrow, LLC
3,190,000 5.000%,  6/1/2029
e
3,261,775
International Game Technology plc
1,600,000 6.250%,  1/15/2027
e
1,824,000
575,000 5.250%,  1/15/2029
e
616,687
KAR Auction Services, Inc.
2,670,000 5.125%,  6/1/2025
e
2,739,954
KB Home
2,130,000 6.875%,  6/15/2027 2,534,700
L Brands, Inc.
2,045,000 5.250%,  2/1/2028 2,287,844
2,310,000 6.625%,  10/1/2030
e
2,673,825
1,030,000 6.875%,  11/1/2035 1,304,238
Landry's, Inc.
1,460,000 6.750%,  10/15/2024
e
1,474,921
Live Nation Entertainment, Inc.
1,545,000 3.750%,  1/15/2028
e
1,551,829
Macy's Retail Holdings, LLC
2,125,000 5.875%,  4/1/2029
e,f
2,285,289
Magic MergerCo , Inc.
1,585,000 5.250%,  5/1/2028
e
1,626,099
Mattamy Group Corporation
3,685,000 5.250%,  12/15/2027
e
3,850,825
1,800,000 4.625%,  3/1/2030
e
1,838,700
New Red Finance, Inc.
2,300,000 4.000%,  10/15/2030
e
2,225,250
Penn National Gaming, Inc.
1,600,000 4.125%,  7/1/2029
c,e
1,598,000
PetSmart, Inc.
3,650,000 7.750%,  2/15/2029
e
4,024,125
PGT Escrow Issuer, Inc.
3,195,000 6.750%,  8/1/2026
e
3,372,562
Prime Security Services Borrower,
LLC
4,770,000 5.750%,  4/15/2026
e
5,269,276
1,790,000 3.375%,  8/31/2027
e
1,736,300
Real Hero Merger Sub 2, Inc.
1,130,000 6.250%,  2/1/2029
e
1,172,036
Realogy Group, LLC
3,095,000 5.750%,  1/15/2029
e
3,235,482
Rite Aid Corporation
1,330,000 7.500%,  7/1/2025
e
1,346,625
Royal Caribbean Cruises, Ltd.
2,565,000 9.125%,  6/15/2023
e
2,815,088
3,000,000 4.250%,  7/1/2026
e
2,996,250
515,000 3.700%,  3/15/2028
f
491,871
1,190,000 5.500%,  4/1/2028
e
1,246,287
Scientific Games International, Inc.
2,650,000 5.000%,  10/15/2025
e
2,736,125
3,050,000 7.250%,  11/15/2029
e
3,440,400
SeaWorld Parks and
Entertainment, Inc.
2,050,000 9.500%,  8/1/2025
e
2,198,625
Service Properties Trust
2,245,000 7.500%,  9/15/2025 2,541,785
Six Flags Entertainment
Corporation
2,035,000 4.875%,  7/31/2024
e
2,055,350
Principal
Amount Long-Term Fixed Income (88.4%) Value
Consumer Cyclical (19.1%) - continued
Six Flags Theme Parks, Inc.
$ 1,000,000 7.000%,  7/1/2025
e
$ 1,077,700
Staples, Inc.
2,120,000 7.500%,  4/15/2026
e
2,195,758
Stars Group Holdings BV
1,510,000 7.000%,  7/15/2026
e
1,562,910
Station Casinos, LLC
800,000 4.500%,  2/15/2028
e
813,636
Tenneco, Inc.
2,905,000 5.000%,  7/15/2026 2,889,604
900,000 7.875%,  1/15/2029
e
1,016,442
Uber Technologies, Inc.
1,540,000 6.250%,  1/15/2028
e
1,657,363
WASH Multifamily Acquisition, Inc.
1,055,000 5.750%,  4/15/2026
e
1,101,526
Wyndham Destinations, Inc.
2,830,000 6.625%,  7/31/2026
e
3,206,390
Wyndham Hotels & Resorts, Inc.
1,540,000 4.375%,  8/15/2028
e
1,598,843
Wynn Las Vegas, LLC
800,000 5.250%,  5/15/2027
e
859,280
Total 178,929,508
Consumer Non-Cyclical (13.4%)
Albertson's Companies, Inc.
1,930,000 4.625%,  1/15/2027
e
2,018,683
4,410,000 5.875%,  2/15/2028
e
4,751,312
2,800,000 3.500%,  3/15/2029
e
2,768,500
Bausch Health Companies, Inc.
3,915,000 5.000%,  1/30/2028
e
3,714,356
2,840,000 6.250%,  2/15/2029
e
2,808,902
2,125,000 7.250%,  5/30/2029
e
2,171,559
Centene Corporation
2,130,000 5.375%,  6/1/2026
e
2,225,850
1,400,000 4.250%,  12/15/2027 1,475,250
2,045,000 4.625%,  12/15/2029 2,249,030
920,000 3.375%,  2/15/2030 961,694
CHS/Community Health Systems,
Inc.
1,545,000 4.750%,  2/15/2031
e
1,550,794
Community Health Systems, Inc.
1,795,000 5.625%,  3/15/2027
e
1,916,162
1,640,000 6.875%,  4/15/2029
e
1,716,211
Cooke Omega Investments, Inc. /
Alpha VesselCo Holdings, Inc.
2,555,000 8.500%,  12/15/2022
e
2,622,069
Coty, Inc.
1,060,000 5.000%,  4/15/2026
e
1,074,819
DaVita, Inc.
4,590,000 4.625%,  6/1/2030
e
4,719,530
1,055,000 3.750%,  2/15/2031
e
1,012,800
Dole Food Company, Inc.
3,064,000 7.250%,  6/15/2025
e
3,125,280
Edgewell Personal Care Company
1,540,000 5.500%,  6/1/2028
e
1,632,400
Encompass Health Corporation
3,415,000 4.500%,  2/1/2028 3,542,960
Endo Finance, LLC
1,585,000 9.500%,  7/31/2027
e
1,616,700

High Yield Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.4%) Value
Consumer Non-Cyclical (13.4%) - continued
Energizer Holdings, Inc.
$ 3,940,000 4.750%,  6/15/2028
e
$ 4,037,515
HCA, Inc.
2,670,000 5.375%,  2/1/2025 3,011,760
2,380,000 5.875%,  2/1/2029 2,873,850
Herbalife Nutrition, Ltd.
2,320,000 7.875%,  9/1/2025
e
2,523,000
HLF Financing Sarl , LLC
2,655,000 4.875%,  6/1/2029
e
2,674,912
Illumina, Inc.
2,565,000 9.000%,  7/1/2028
e
2,860,026
JBS USA Food Company
2,560,000 5.750%,  1/15/2028
e
2,738,483
JBS USA LUX SA
1,595,000 3.750%,  12/1/2031
e
1,632,084
JBS USA, LLC
1,060,000 5.500%,  1/15/2030
e
1,185,483
Kraft Foods Group, Inc.
1,320,000 5.000%,  6/4/2042 1,611,850
Kraft Heinz Foods Company
3,380,000 3.875%,  5/15/2027 3,713,854
2,610,000 3.750%,  4/1/2030 2,863,744
1,320,000 4.875%,  10/1/2049 1,602,416
Mattel, Inc.
2,640,000 3.375%,  4/1/2026
e
2,739,000
1,075,000 5.875%,  12/15/2027
e
1,171,750
Molina Healthcare, Inc.
1,430,000 4.375%,  6/15/2028
e
1,490,775
MPH Acquisition Holdings, LLC
1,540,000 5.750%,  11/1/2028
e
1,547,561
Ortho-Clinical Diagnostics, Inc.
1,572,000 7.250%,  2/1/2028
e
1,717,017
Par Pharmaceutical, Inc.
2,650,000 7.500%,  4/1/2027
e
2,709,175
SEG Holding, LLC
3,080,000 5.625%,  10/15/2028
e
3,233,076
Simmons Foods, Inc.
2,755,000 4.625%,  3/1/2029
e
2,778,941
Spectrum Brands, Inc.
930,000 5.000%,  10/1/2029
e
985,800
770,000 5.500%,  7/15/2030
e
829,675
Syneos Health, Inc.
1,845,000 3.625%,  1/15/2029
e
1,826,550
Tenet Healthcare Corporation
8,180,000 4.875%,  1/1/2026
e
8,484,296
4,490,000 5.125%,  11/1/2027
e
4,708,888
Teva Pharmaceutical Finance
Netherlands III BV
2,945,000 3.150%,  10/1/2026 2,801,431
United Natural Foods, Inc.
2,570,000 6.750%,  10/15/2028
e
2,765,731
VRX Escrow Corporation
3,126,000 6.125%,  4/15/2025
e
3,204,150
Total 125,997,654
Energy (12.1%)
Antero Midstream Partners, LP
515,000 5.750%,  3/1/2027
e
535,600
Principal
Amount Long-Term Fixed Income (88.4%) Value
Energy (12.1%) - continued
Antero Resources Corporation
$ 1,065,000 8.375%,  7/15/2026
e
$ 1,211,437
1,330,000 5.375%,  3/1/2030
e
1,357,438
Apache Corporation
1,535,000 4.375%,  10/15/2028 1,634,007
2,300,000 5.100%,  9/1/2040 2,409,250
Archrock Partners, LP
1,030,000 6.250%,  4/1/2028
e
1,075,227
Buckeye Partners, LP
2,825,000 4.125%,  12/1/2027 2,867,375
1,570,000 4.500%,  3/1/2028
e
1,609,737
Centennial Resource Production,
LLC
1,850,000 5.375%,  1/15/2026
e,f
1,813,000
Cheniere Energy Partners, LP
1,590,000 5.625%,  10/1/2026 1,649,625
2,655,000 4.500%,  10/1/2029 2,854,125
Chesapeake Escrow Issuer, LLC
1,320,000 5.500%,  2/1/2026
e
1,392,600
Comstock Resources, Inc.
260,000 6.750%,  3/1/2029
e
276,960
1,330,000 5.875%,  1/15/2030
e
1,356,600
Continental Resources, Inc.
2,570,000 5.750%,  1/15/2031
e
3,077,575
CQP Holdco, LP
2,655,000 5.500%,  6/15/2031
e
2,766,483
CrownRock Finance, Inc.
1,790,000 5.625%,  10/15/2025
e
1,852,650
DT Midstream, Inc.
1,145,000 4.125%,  6/15/2029
e
1,162,553
610,000 4.375%,  6/15/2031
e
623,292
Enagas SA
2,620,000 5.500%,  1/15/2028
e
2,665,850
Endeavor Energy Resources, LP
1,020,000 6.625%,  7/15/2025
e
1,091,400
1,020,000 5.750%,  1/30/2028
e
1,087,575
EnLink Midstream Partners, LP
2,805,000 5.600%,  4/1/2044 2,538,525
EnLink Midstream, LLC
2,575,000 5.625%,  1/15/2028
e
2,720,204
EQM Midstream Partners, LP
1,030,000 4.500%,  1/15/2029
e
1,047,899
EQT Corporation
530,000 3.125%,  5/15/2026
e
543,096
1,025,000 3.900%,  10/1/2027 1,098,031
640,000 5.000%,  1/15/2029 713,581
Genesis Energy, LP
1,030,000 6.500%,  10/1/2025 1,040,300
530,000 6.250%,  5/15/2026 531,325
Harvest Midstream, LP
3,380,000 7.500%,  9/1/2028
e
3,670,680
Hess Midstream Operations, LP
790,000 5.625%,  2/15/2026
e
823,970
Hilcorp Energy I, LP
515,000 6.250%,  11/1/2028
e
547,187
1,065,000 6.000%,  2/1/2031
e
1,128,900
Indigo Natural Resources, LLC
1,065,000 5.375%,  2/1/2029
e
1,112,925
ITT Holdings, LLC
1,905,000 6.500%,  8/1/2029
c,e
1,940,719

High Yield Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.4%) Value
Energy (12.1%) - continued
MEG Energy Corporation
$ 1,850,000 6.500%,  1/15/2025
e
$ 1,912,437
Murphy Oil Corporation
1,535,000 5.875%,  12/1/2027 1,602,079
530,000 6.375%,  7/15/2028 558,805
Nabors Industries, Ltd.
1,595,000 7.250%,  1/15/2026
e,f
1,563,100
Newfield Exploration Company
2,925,000 5.375%,  1/1/2026 3,296,317
NGL Energy Operating, LLC
905,000 7.500%,  2/1/2026
e
950,250
NGL Energy Partners, LP
530,000 7.500%,  11/1/2023 522,050
1,070,000 7.500%,  4/15/2026
f
976,375
NuStar Logistics, LP
515,000 5.750%,  10/1/2025 560,063
Oasis Petroleum, Inc.
1,590,000 6.375%,  6/1/2026
e
1,657,941
Occidental Petroleum Corporation
1,790,000 2.700%,  2/15/2023 1,829,738
1,740,000 3.450%,  7/15/2024 1,774,800
2,900,000 3.500%,  6/15/2025 2,965,250
2,045,000 8.000%,  7/15/2025 2,448,888
1,065,000 3.500%,  8/15/2029 1,068,834
2,045,000 8.875%,  7/15/2030 2,734,963
2,555,000 4.300%,  8/15/2039 2,440,025
2,555,000 4.400%,  4/15/2046 2,454,078
Patterson-UTI Energy, Inc.
1,065,000 3.950%,  2/1/2028 1,077,463
530,000 5.150%,  11/15/2029 554,200
PBF Holding Company, LLC
1,585,000 9.250%,  5/15/2025
e
1,596,713
Precision Drilling Corporation
2,130,000 6.875%,  1/15/2029
e
2,193,900
Range Resources Corporation
930,000 4.875%,  5/15/2025 962,550
1,065,000 8.250%,  1/15/2029
e
1,200,788
Sanchez Energy Corporation
3,740,000 0.000%,  2/15/2023
g,h,j
4
SM Energy Company
1,055,000 10.000%,  1/15/2025
e
1,190,399
930,000 5.625%,  6/1/2025 920,700
Southwestern Energy Company
1,065,000 8.375%,  9/15/2028 1,203,450
Sunoco, LP
1,090,000 5.500%,  2/15/2026 1,123,245
1,025,000 4.500%,  5/15/2029
e
1,042,938
Targa Resources Partners, LP
1,585,000 6.500%,  7/15/2027 1,717,696
Teine Energy, Ltd.
1,585,000 6.875%,  4/15/2029
e
1,626,606
Transocean Pontus, Ltd.
387,875 6.125%,  8/1/2025
e,f
392,419
Transocean, Inc.
3,037,000 11.500%,  1/30/2027
e
3,245,627
USA Compression Partners LP
530,000 6.875%,  9/1/2027 566,188
Vine Energy Holdings, LLC
1,580,000 6.750%,  4/15/2029
e
1,662,950
Principal
Amount Long-Term Fixed Income (88.4%) Value
Energy (12.1%) - continued
W&T Offshore, Inc.
$ 1,320,000 9.750%,  11/1/2023
e
$ 1,280,400
Weatherford International, Ltd.
1,055,000 8.750%,  9/1/2024
e
1,103,794
Western Gas Partners, LP
1,580,000 4.650%,  7/1/2026 1,686,144
Total 113,491,868
Financials (8.2%)
Alliant Holdings Intermediate, LLC
525,000 6.750%,  10/15/2027
e
551,754
Ally Financial, Inc.
4,000,000 5.750%,  11/20/2025 4,592,631
CANPACK SA
1,000,000 3.125%,  11/1/2025
e
1,017,500
Charles Schwab Corporation
2,110,000 4.000%,  6/1/2026
d,k
2,199,675
Chobani , LLC
2,055,000 4.625%,  11/15/2028
e
2,129,494
Credit Acceptance Corporation
1,580,000 5.125%,  12/31/2024
e
1,637,275
Diversified Healthcare Trust
3,875,000 4.375%,  3/1/2031 3,710,312
Drawbridge Special Opportunities
Fund, LP
5,500,000 3.875%,  2/15/2026
e
5,689,527
Fortress Transportation
1,500,000 6.500%,  10/1/2025
e
1,558,125
Genworth Holdings, Inc.
525,000 4.900%,  8/15/2023 526,312
Global Net Lease, Inc.
4,500,000 3.750%,  12/15/2027
e
4,453,857
Icahn Enterprises, LP
2,900,000 4.750%,  9/15/2024 3,030,500
2,770,000 6.250%,  5/15/2026 2,938,970
3,405,000 5.250%,  5/15/2027 3,515,645
iStar , Inc.
2,130,000 5.500%,  2/15/2026 2,231,175
Ladder Capital Finance Holdings,
LLP
2,125,000 4.750%,  6/15/2029
e
2,125,000
LPL Holdings, Inc.
2,655,000 4.375%,  5/15/2031
e
2,684,869
MGM Growth Properties Operating
Partnership, LP
2,350,000 5.750%,  2/1/2027 2,614,657
MPT Operating Partnership, LP
2,650,000 4.625%,  8/1/2029 2,836,719
Navient Corporation
1,580,000 6.750%,  6/25/2025 1,749,392
NFP Corporation
790,000 6.875%,  8/15/2028
e
831,641
OneMain Finance Corporation
800,000 3.500%,  1/15/2027 806,000
2,635,000 4.000%,  9/15/2030 2,611,944
Park Intermediate Holdings, LLC
1,485,000 4.875%,  5/15/2029
e
1,536,158
PennyMac Financial Services, Inc.
1,295,000 4.250%,  2/15/2029
e
1,247,616

High Yield Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.4%) Value
Financials (8.2%) - continued
Playtika Holding Corporation
$ 685,000 4.250%,  3/15/2029
e
$ 684,527
Service Properties Trust
1,025,000 4.500%,  6/15/2023 1,050,625
1,055,000 4.750%,  10/1/2026 1,041,813
Springleaf Finance Corporation
780,000 7.125%,  3/15/2026 908,474
2,090,000 6.625%,  1/15/2028 2,395,892
Trivium Packaging Finance
1,060,000 5.500%,  8/15/2026
e
1,113,742
530,000 8.500%,  8/15/2027
e
576,216
United Wholesale Mortgage, LLC
2,265,000 5.500%,  4/15/2029
e
2,264,479
VICI Properties, LP
1,050,000 4.250%,  12/1/2026
e
1,092,231
2,340,000 3.750%,  2/15/2027
e
2,380,061
1,300,000 4.625%,  12/1/2029
e
1,381,250
2,090,000 4.125%,  8/15/2030
e
2,146,054
XHR, LP
530,000 4.875%,  6/1/2029
e
547,225
Total 76,409,337
Technology (4.7%)
Banff Merger Sub, Inc.
790,000 9.750%,  9/1/2026
e
831,475
Black Knight InfoServ , LLC
770,000 3.625%,  9/1/2028
e
766,119
CDW, LLC
1,750,000 4.125%,  5/1/2025 1,828,750
CommScope Technologies
Finance, LLC
2,852,000 6.000%,  6/15/2025
e
2,912,605
CommScope , Inc.
2,615,000 5.500%,  3/1/2024
e
2,690,181
2,030,000 7.125%,  7/1/2028
e
2,200,012
Diamond Sports Group, LLC
1,065,000 6.625%,  8/15/2027
e
523,059
Everi Holdings, Inc.
1,065,000 5.000%,  7/15/2029
c,e,j
1,094,287
Iron Mountain, Inc.
3,745,000 5.250%,  3/15/2028
e
3,919,330
890,000 5.000%,  7/15/2028
e
923,776
1,020,000 5.250%,  7/15/2030
e
1,079,752
NCR Corporation
2,090,000 8.125%,  4/15/2025
e
2,285,415
4,490,000 5.750%,  9/1/2027
e
4,750,981
Presidio Holdings, Inc.
520,000 8.250%,  2/1/2028
e
565,500
PTC, Inc.
390,000 3.625%,  2/15/2025
e
401,700
1,045,000 4.000%,  2/15/2028
e
1,079,485
Qorvo , Inc.
1,645,000 4.375%,  10/15/2029 1,792,589
Rackspace Technology Global,
Inc.
1,035,000 3.500%,  2/15/2028
e
1,001,363
710,000 5.375%,  12/1/2028
e,f
727,750
Seagate HDD Cayman
2,776,000 4.091%,  6/1/2029
e
2,842,069
Principal
Amount Long-Term Fixed Income (88.4%) Value
Technology (4.7%) - continued
Shift4 Payments, LLC
$ 1,000,000 4.625%,  11/1/2026
e
$ 1,043,750
SS&C Technologies, Inc.
4,460,000 5.500%,  9/30/2027
e
4,726,262
Switch, Ltd.
2,690,000 3.750%,  9/15/2028
e
2,723,625
Unisys Corporation
1,540,000 6.875%,  11/1/2027
e
1,682,974
Total 44,392,809
Transportation (2.6%)
AerCap Holdings NV
2,640,000 5.875%,  10/10/2079
d
2,749,296
American Airlines, Inc.
800,000 11.750%,  7/15/2025
e
1,004,000
530,000 5.500%,  4/20/2026
e
561,137
1,065,000 5.750%,  4/20/2029
e
1,151,531
Avis Budget Car Rental, LLC
2,750,000 5.375%,  3/1/2029
e,f
2,863,438
Delta Air Lines, Inc.
3,310,000 7.000%,  5/1/2025
e
3,862,731
1,540,000 4.750%,  10/20/2028
e
1,712,107
Spirit Loyalty Cayman, Ltd.
450,000 8.000%,  9/20/2025
e
508,950
United Airlines, Inc.
2,080,000 4.375%,  4/15/2026
e
2,153,174
2,935,000 4.625%,  4/15/2029
e
3,037,725
XPO Logistics, Inc.
2,130,000 6.750%,  8/15/2024
e
2,212,538
2,300,000 6.250%,  5/1/2025
e
2,446,625
Total 24,263,252
Utilities (3.1%)
Calpine Corporation
4,805,000 4.500%,  2/15/2028
e
4,901,100
Leeward Renewable Energy
Operations, LLC
1,065,000 4.250%,  7/1/2029
c,e
1,078,313
NextEra Energy Operating
Partners, LP
5,790,000 3.875%,  10/15/2026
e
6,115,688
NRG Energy, Inc.
1,680,000 7.250%,  5/15/2026 1,741,496
1,285,000 3.375%,  2/15/2029
e
1,257,719
1,330,000 5.250%,  6/15/2029
e
1,414,788
PG&E Corporation
770,000 5.000%,  7/1/2028 778,562
Suburban Propane Partners, LP
3,195,000 5.875%,  3/1/2027 3,354,447
Talen Energy Supply, LLC
1,065,000 6.500%,  6/1/2025
f
715,765
1,590,000 7.250%,  5/15/2027
e
1,483,565
Terraform Global Operating, LLC
2,660,000 6.125%,  3/1/2026
e
2,743,125

High Yield Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (88.4%) Value
Utilities (3.1%) - continued
TerraForm Power Operating, LLC
$ 2,940,000 5.000%,  1/31/2028
e
$ 3,112,725
Total 28,697,293
Total Long-Term Fixed Income
(cost $792,922,373) 828,264,262
Shares
Collateral Held for Securities
Loaned ( 4.8% ) Value
44,728,665 Thrivent Cash Management Trust 44,728,665
Total Collateral Held for
Securities Loaned
(cost $44,728,665) 44,728,665
Shares
Registered Investment
Companies ( 2.3% ) Value
Unaffiliated  (2.3%)
200,000 SPDR Bloomberg Barclays High
Yield Bond ETF
f
21,992,000
Total 21,992,000
Total Registered Investment
Companies (cost $21,859,380) 21,992,000
Shares Preferred Stock ( 0.8% ) Value
Financials (0.8%)
92,627 Bank of America Corporation,
5.000%
k
2,528,717
520 Bank of America Corporation,
Convertible, 7.250%
k
736,320
60,760 J.P. Morgan Chase & Company,
4.750%
k
1,659,356
1,524 Wells Fargo & Company,
Convertible, 7.500%
k
2,325,944
Total 7,250,337
Total Preferred Stock
(cost $6,363,091) 7,250,337
Shares Common Stock ( 0.4% ) Value
Communications Services (0.2%)
85,655 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
l
1,263,411
Total 1,263,411
Energy (0.2%)
5,598 California Resources Corporation
l
168,724
12,877 California Resources Corporation,
Warrants (Expires 10/27/2024)
l
98,895
47,268 Noble Corporation
f,l
1,168,948
10,105 Noble Corporation, Warrants
(Expires 02/05/2028)
l
85,893
10,105 Noble Corporation, Warrants
(Expires 02/05/2028)
l
70,230
16,631 Valaris , Ltd.
f,l
480,303
1,094 Vantage Drilling International
l
3,063
Total 2,076,056
Total Common Stock
(cost $5,553,572) 3,339,467
Shares or
Principal
Amount Short-Term Investments ( 2.9% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.020%, 7/15/2021
m,n
$ 299,997
300,000 0.029%, 8/11/2021
m,n
299,986
Thrivent Core Short-Term Reserve
Fund
2,547,426 0.140% 25,474,259
U.S. Treasury Bills
1,200,000 0.037%, 8/26/2021
m,o
1,199,917
Total Short-Term Investments
(cost $27,241,621) 27,274,159
Total Investments (cost
$941,933,416) 104.2% $976,155,936
Other Assets and Liabilities, Net
(4.2%) (38,968,484)
Total Net Assets 100.0% $937,187,452
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b All or a portion of the loan is unfunded.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes variable rate securities. The rate shown is as of
June 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2021, the value of these investments was $601,029,461 or 64.1%
of total net assets.
f All or a portion of the security is on loan.
g Defaulted security.  Interest is not being accrued.
h In bankruptcy.  Interest is not being accrued.
i Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of June 30, 2021.
j Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Non-income producing security.
m The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
n All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
o All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.

High Yield Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Portfolio as of June 30, 2021 was $62,653 or 0.01% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
June 30, 2021.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 563,724
Midwest Vanadium, Pty. Ltd.,
2/15/2018 2/9/2011 3,028,997
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Portfolio as of
June 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 20,581,164
Common Stock 21,402,695
Total lending $41,983,859
Gross amount payable upon return of
collateral for securities loaned $44,728,665
Net amounts due to counterparty
$2,744,806
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 40,221,452
Gross unrealized depreciation (9,273,343)
Net unrealized appreciation (depreciation) $ 30,948,109
Cost for federal income tax purposes $ 945,193,426

High Yield Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing High Yield Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Capital Goods 9,326,756 – 9,326,756 –
Communications Services 5,619,760 – 5,619,760 –
Consumer Cyclical 10,699,551 – 10,699,551 –
Consumer Non-Cyclical 5,832,041 – 5,832,041 –
Financials 1,584,435 – 1,584,435 –
Technology 6,947,364 – 6,947,364 –
Transportation 3,297,139 – 3,297,139 –
Long-Term Fixed Income
Basic Materials 48,209,708 – 48,209,708 –
Capital Goods 85,730,519 – 85,730,519 –
Communications Services 102,142,314 – 102,142,314 –
Consumer Cyclical 178,929,508 – 178,929,508 –
Consumer Non-Cyclical 125,997,654 – 125,997,654 –
Energy 113,491,868 – 113,491,864 4
Financials 76,409,337 – 76,409,337 –
Technology 44,392,809 – 43,298,522 1,094,287
Transportation 24,263,252 – 24,263,252 –
Utilities 28,697,293 – 28,697,293 –
Registered Investment Companies
Unaffiliated 21,992,000 21,992,000 – –
Preferred Stock
Financials 7,250,337 7,250,337 – –
Common Stock
Communications Services 1,263,411 – 1,263,411 –
Energy 2,076,056 1,919,933 156,123 –
Short-Term Investments 1,799,900 – 1,799,900 –
Subtotal Investments in Securities $905,953,012 $31,162,270 $873,696,451 $1,094,291
Other Investments  * Total
Affiliated Short-Term Investments 25,474,259
Collateral Held for Securities Loaned 44,728,665
Subtotal Other Investments $70,202,924
Total Investments at Value $976,155,936
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 17,800 17,800 – –
Credit Default Swaps 220,990 – 220,990 –
Total Asset Derivatives $238,790 $17,800 $220,990 $–
Liability Derivatives
Futures Contracts 253,191 253,191 – –
Total Liability Derivatives $253,191 $253,191 $– $–

High Yield Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents High Yield Portfolio's futures contracts held as of June 30, 2021. Investments and/or cash totaling $599,983 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note (326) September 2021 ( $ 42,941,809) ( $ 253,191)
CBOT 5-Yr. U.S. Treasury Note (89) September 2021 (11,003,042) 17,800
Total Futures Short Contracts ( $ 53,944,851) ($235,391)
Total Futures Contracts ( $ 53,944,851) ($235,391)
The following table presents High Yield Portfolio's swaps contracts held as of June 30, 2021. Investments totaling $1,199,917 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 36, 5 Year, at 5.00%, Quarterly Sell 6/20/2026 ( $ 10,600,000) $ – $ 220,990 $ 220,990
Total Credit Default Swaps $– $220,990 $220,990
1 As the buyer of protection, High Yield Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, High Yield Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments High Yield Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2021, for High Yield Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 17,800
Total Interest Rate Contracts 17,800
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 220,990
Total Credit Contracts 220,990
Total Asset Derivatives $238,790
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 253,191
Total Interest Rate Contracts 253,191
Total Liability Derivatives $253,191
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

High Yield Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2021, for High
Yield Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 133,551
Total Interest Rate Contracts
133,551
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 91,929
Total Credit Contracts
91,929
Total $225,480
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2021, for High Yield Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (197,875)
Total Interest Rate Contracts (197,875)
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 220,990
Total Credit Contracts 220,990
Total $23,115
The following table presents High Yield Portfolio's average volume of derivative activity during the period ended June 30, 2021.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Short ($33,081,891)
Credit Contracts
Credit Default Swaps - Sell
Protection 534,693

High Yield Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $30,257 $179,891 $184,674 $25,474 2,547 2.7%
Total Affiliated Short-Term Investments 30,257 25,474 2.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 20,946 95,175 71,392 44,729 44,729 4.8
Total Collateral Held for Securities Loaned 20,946 44,729 4.8
Total Value $51,203 $70,203
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Registered Investment Companies
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $– $– $– $35
Total Income/Non Income Cash from Affiliated
Investments $35
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 40
Total Affiliated Income from Securities Loaned, Net $40
Total Value $– $– $–

Income Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.3% )
a
Value
Basic Materials (<0.1%)
Ball Metalpack Finco , LLC, Term
Loan
$ 97,000
4.635%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 96,192
Total 96,192
Communications Services (0.1%)
Altice France SA, Term Loan
192,000
2.936%,  (LIBOR 3M +
2.750%), 7/31/2025
b
188,559
Eagle Broadband Investments,
LLC, Term Loan
746,250
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
745,549
Radiate Holdco, LLC, Term Loan
616,900
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
617,128
WideOpenWest Finance, LLC,
Term Loan
124,600
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
124,185
Total 1,675,421
Consumer Cyclical (0.1%)
Golden Entertainment, Inc., Term
Loan
557,344
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
553,164
LCPR Loan Financing, LLC, Term
Loan
375,000
3.823%,  (LIBOR 1M +
3.750%), 10/15/2028
b
375,236
Scientific Games International,
Inc., Term Loan
870,750
2.854%,  (LIBOR 1M +
2.750%), 8/14/2024
b
864,219
Stars Group Holdings BV, Term
Loan
83,688
3.647%,  (LIBOR 3M +
3.500%), 7/10/2025
b
83,699
Tenneco, Inc., Term Loan
496,183
3.104%,  (LIBOR 1M +
3.000%), 10/1/2025
b
490,229
Total 2,366,547
Consumer Non-Cyclical (0.1%)
Bausch Health Americas, Inc.,
Term Loan
290,624
3.104%,  (LIBOR 1M +
3.000%), 6/1/2025
b
289,282
Endo Luxembourg Finance
Company I Sarl , Term Loan
374,063
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
360,387
Global Medical Response, Inc.,
Term Loan
188,663
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
189,032
552,084
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
554,155
Principal
Amount Bank Loans (0.3%)
a
Value
Consumer Non-Cyclical (0.1%) - continued
MPH Acquisition Holdings, LLC,
Term Loan
$ 350,120
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
$ 349,087
Total 1,741,943
Technology (<0.1%)
Prime Security Services Borrower,
LLC, Term Loan
403,988
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
403,547
Total 403,547
Total Bank Loans
(cost $6,264,836) 6,283,650
Principal
Amount Long-Term Fixed Income ( 94.7% ) Value
Asset-Backed Securities (2.8%)
522 Funding CLO, Ltd.
3,200,000
4.023%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,c
3,207,917
Arch Street CLO, Ltd.
5,000,000
1.888%,  (LIBOR 3M +
1.700%), 10/20/2028, Ser.
2016-2A, Class BR2
b,c
5,000,115
Atrium IX
3,600,000
2.135%,  (LIBOR 3M +
2.000%), 5/28/2030, Ser. 9A,
Class CR2
b,c
3,600,277
Benefit Street Partners CLO II, Ltd.
3,600,000
2.084%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,c
3,554,618
CarVal CLO II, Ltd.
3,600,000
2.188%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,c
3,591,263
Galaxy XXIII CLO, Ltd.
1,200,000
1.876%,  (LIBOR 3M +
1.700%), 4/24/2029, Ser.
2017-23A, Class C1R
b,c
1,197,305
Magnetite XII, Ltd.
3,200,000
1.284%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,c
3,200,128
Neuberger Berman CLO XIV, Ltd.
3,200,000
1.214%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
b,c
3,193,517
Octagon Credit Partners 46, Ltd.
3,200,000
2.384%,  (LIBOR 3M +
2.200%), 7/15/2033, Ser.
2020-2A, Class B
b,c
3,200,384
Octagon Investment Partners 31,
LLC
3,200,000
3.588%,  (LIBOR 3M +
3.400%), 7/20/2030, Ser.
2017-1A, Class DR
b,c
3,199,990

Income Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.7%) Value
Asset-Backed Securities (2.8%) - continued
Octagon Investment Partners 50,
Ltd.
$ 3,500,000
2.684%,  (LIBOR 3M +
2.500%), 10/15/2033, Ser.
2020-4A, Class C
b,c
$ 3,502,149
Octagon Investment Partners XVI,
Ltd.
2,600,000
1.590%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,c
2,600,211
Palmer Square Loan Funding, Ltd.
4,700,000
2.447%,  (LIBOR 3M +
2.300%), 11/25/2028, Ser.
2020-4A, Class B
b,c
4,709,823
Sound Point CLO XV, Ltd.
6,400,000
1.673%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
b,c
6,400,179
THL Credit Wind River CLO, Ltd.
4,325,000
3.034%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,c
4,315,018
Total 54,472,894
Basic Materials (2.5%)
Alcoa Nederland Holding BV
240,000 5.500%,  12/15/2027
c
260,352
Anglo American Capital plc
3,200,000 3.625%,  9/11/2024
c
3,447,878
2,550,000 4.750%,  4/10/2027
c
2,931,056
Cleveland-Cliffs, Inc.
160,000 4.625%,  3/1/2029
c,d
168,363
160,000 4.875%,  3/1/2031
c
168,000
Freeport-McMoRan, Inc.
320,000 4.125%,  3/1/2028 334,000
1,850,000 5.250%,  9/1/2029 2,041,937
1,850,000 4.625%,  8/1/2030 2,025,750
Glencore Funding, LLC
909,000 4.125%,  5/30/2023
c
966,846
5,059,000 4.000%,  3/27/2027
c
5,607,158
3,200,000 2.500%,  9/1/2030
c
3,192,181
Ingevity Corporation
320,000 3.875%,  11/1/2028
c
317,600
Kinross Gold Corporation
640,000 5.950%,  3/15/2024 715,878
LYB International Finance III, LLC
3,100,000 3.375%,  10/1/2040 3,209,523
Novelis Corporation
640,000 5.875%,  9/30/2026
c
665,763
OCI NV
288,000 4.625%,  10/15/2025
c
300,331
Olin Corporation
320,000 5.125%,  9/15/2027 332,800
Steel Dynamics, Inc.
1,900,000 3.250%,  1/15/2031 2,038,626
Syngenta Finance NV
3,175,000 4.441%,  4/24/2023
c
3,351,825
4,910,000 5.182%,  4/24/2028
c
5,611,141
Teck Resources, Ltd.
3,270,000 6.125%,  10/1/2035 4,209,878
Principal
Amount Long-Term Fixed Income (94.7%) Value
Basic Materials (2.5%) - continued
Vale Overseas, Ltd.
$ 3,000,000 3.750%,  7/8/2030 $ 3,194,100
Westlake Chemical Corporation
3,200,000 3.600%,  8/15/2026 3,487,609
WestRock Company
1,270,000 3.750%,  3/15/2025 1,385,477
Total 49,964,072
Capital Goods (3.7%)
Amsted Industries, Inc.
260,000 5.625%,  7/1/2027
c
273,975
BAE Systems plc
3,050,000 3.400%,  4/15/2030
c
3,315,059
2,600,000 1.900%,  2/15/2031
c
2,505,711
Boeing Company
6,650,000 5.930%,  5/1/2060 9,182,710
1,600,000 5.150%,  5/1/2030 1,894,648
5,000,000 5.705%,  5/1/2040 6,439,415
Carrier Global Corporation
1,800,000 3.577%,  4/5/2050 1,908,839
3,000,000 2.722%,  2/15/2030 3,110,149
2,550,000 2.700%,  2/15/2031 2,625,520
3,100,000 3.377%,  4/5/2040 3,251,665
CNH Industrial NV
2,560,000 3.850%,  11/15/2027 2,834,415
Crown Cork & Seal Company, Inc.
640,000 7.375%,  12/15/2026 784,000
General Electric Company
5,200,000
3.449%,  (LIBOR 3M +
3.330%), 9/15/2021
b,e
5,096,000
800,000 3.450%,  5/1/2027 879,415
GFL Environmental, Inc.
320,000 3.500%,  9/1/2028
c
319,200
Howmet Aerospace, Inc.
260,000 6.875%,  5/1/2025 302,635
Huntington Ingalls Industries, Inc.
1,900,000 3.844%,  5/1/2025 2,070,470
Meritage Homes Corporation
5,820,000 3.875%,  4/15/2029
c
6,023,700
Northrop Grumman Corporation
2,250,000 3.250%,  1/15/2028 2,457,554
Owens-Brockway Glass Container,
Inc.
450,000 5.875%,  8/15/2023
c
485,266
Raytheon Technologies
Corporation
4,200,000 4.125%,  11/16/2028 4,832,351
Roper Technologies, Inc.
2,240,000 3.800%,  12/15/2026 2,502,657
SRM Escrow Issuer, LLC
320,000 6.000%,  11/1/2028
c
339,200
Textron, Inc.
1,280,000 4.300%,  3/1/2024 1,383,697
630,000 3.875%,  3/1/2025 685,668
2,560,000 3.650%,  3/15/2027 2,835,898
United Rentals North America, Inc.
640,000 4.000%,  7/15/2030 659,200
United Technologies Corporation
1,925,000 3.950%,  8/16/2025 2,140,953

Income Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.7%) Value
Capital Goods (3.7%) - continued
$ 1,925,000 4.450%,  11/16/2038 $ 2,329,273
Total 73,469,243
Collateralized Mortgage Obligations (<0.1%)
GMAC Mortgage Corporation
Loan Trust
84,765
0.592%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,f
117,993
Wachovia Mortgage Loan Trust,
LLC
299,508
2.448%,  5/20/2036, Ser.
2006-A, Class 2A1
b
309,280
Total 427,273
Communications Services (8.0%)
AMC Networks, Inc.
320,000 4.250%,  2/15/2029 322,800
American Tower Corporation
2,560,000 3.125%,  1/15/2027 2,746,433
3,100,000 1.875%,  10/15/2030 2,990,450
AT&T, Inc.
5,208,000 3.650%,  9/15/2059
c
5,281,425
2,481,000 4.300%,  2/15/2030 2,867,603
3,250,000 2.750%,  6/1/2031 3,378,338
5,987,000 2.550%,  12/1/2033
c
5,930,972
3,190,000 4.300%,  12/15/2042 3,632,144
4,650,000 3.100%,  2/1/2043 4,556,305
3,200,000 4.500%,  3/9/2048 3,773,927
CCO Holdings, LLC
380,000 5.500%,  5/1/2026
c
392,882
320,000 4.750%,  3/1/2030
c
338,400
260,000 4.500%,  8/15/2030
c
270,716
Charter Communications
Operating, LLC
4,500,000 4.800%,  3/1/2050 5,168,470
3,300,000 4.908%,  7/23/2025 3,738,606
2,450,000 6.384%,  10/23/2035 3,274,834
3,000,000 3.500%,  6/1/2041 3,020,309
5,075,000 6.484%,  10/23/2045 6,989,197
Comcast Corporation
1,920,000 3.375%,  8/15/2025 2,093,742
605,000 6.400%,  5/15/2038 893,202
3,150,000 4.600%,  10/15/2038 3,904,116
3,200,000 4.650%,  7/15/2042 4,016,601
Cox Communications, Inc.
3,200,000 3.350%,  9/15/2026
c
3,474,902
560,000 4.800%,  2/1/2035
c
678,683
CSC Holdings, LLC
500,000 4.125%,  12/1/2030
c
496,875
Cumulus Media New Holdings,
Inc.
250,000 6.750%,  7/1/2026
c,d
261,562
Discovery Communications, LLC
1,600,000 4.900%,  3/11/2026 1,823,648
Fox Corporation
3,200,000 5.476%,  1/25/2039 4,136,797
Front Range BidCo , Inc.
320,000 4.000%,  3/1/2027
c
317,798
GCI, LLC
100,000 4.750%,  10/15/2028
c
102,350
Principal
Amount Long-Term Fixed Income (94.7%) Value
Communications Services (8.0%) - continued
Level 3 Financing, Inc.
$ 640,000 4.250%,  7/1/2028
c
$ 649,446
Netflix, Inc.
1,200,000 4.875%,  4/15/2028 1,395,000
1,800,000 6.375%,  5/15/2029 2,299,050
3,300,000 4.875%,  6/15/2030
c
3,924,690
Nexstar Escrow Corporation
640,000 5.625%,  7/15/2027
c
678,400
Omnicom Group, Inc.
940,000 3.650%,  11/1/2024 1,020,497
1,300,000 4.200%,  6/1/2030 1,500,779
SBA Communications Corporation
320,000 3.125%,  2/1/2029
c
308,501
SFR Group SA
200,000 7.375%,  5/1/2026
c
207,986
Sinclair Television Group, Inc.
640,000 5.875%,  3/15/2026
c
660,582
Sirius XM Radio, Inc.
640,000 4.125%,  7/1/2030
c
645,683
Sprint Capital Corporation
230,000 6.875%,  11/15/2028 294,975
4,800,000 8.750%,  3/15/2032 7,296,000
Sprint Corporation
5,852,000 7.125%,  6/15/2024 6,751,745
600,000 7.625%,  2/15/2025 712,878
Time Warner Entertainment
Company, LP
1,720,000 8.375%,  3/15/2023 1,943,589
T-Mobile USA, Inc.
6,450,000 3.750%,  4/15/2027 7,127,250
1,250,000 2.550%,  2/15/2031 1,264,000
1,800,000 3.000%,  2/15/2041 1,777,806
VeriSign, Inc.
640,000 4.750%,  7/15/2027 679,200
Verizon Communications, Inc.
2,600,000 4.000%,  3/22/2050 2,985,881
2,400,000 3.700%,  3/22/2061 2,570,540
4,400,000
1.256%,  (LIBOR 3M +
1.100%), 5/15/2025
b
4,537,852
2,400,000 2.100%,  3/22/2028 2,450,197
1,591,000 1.680%,  10/30/2030 1,519,171
3,850,000 4.272%,  1/15/2036 4,580,827
4,200,000 3.400%,  3/22/2041 4,442,939
Viacom, Inc.
3,200,000 4.375%,  3/15/2043 3,702,583
Viasat , Inc.
140,000 5.625%,  9/15/2025
c
142,660
Vodafone Group plc
2,150,000 5.000%,  5/30/2038 2,706,111
VTR Finance NV
70,000 6.375%,  7/15/2028
c
74,200
Walt Disney Company
1,900,000 7.625%,  11/30/2028 2,632,413
3,900,000 3.500%,  5/13/2040 4,348,110
Ziggo BV
320,000 4.875%,  1/15/2030
c
328,000
Total 159,033,628

Income Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.7%) Value
Consumer Cyclical (7.7%)
Amazon.com, Inc.
$ 5,400,000 3.100%,  5/12/2051 $ 5,672,338
American Honda Finance
Corporation
2,600,000 2.150%,  9/10/2024 2,716,177
Brookfield Residential Properties,
Inc.
400,000 5.000%,  6/15/2029
c
403,000
Carnival Corporation
320,000 11.500%,  4/1/2023
c
360,128
Cedar Fair, LP
320,000 5.250%,  7/15/2029 329,600
Choice Hotels International, Inc.
3,100,000 3.700%,  1/15/2031 3,354,634
Colt Merger Sub, Inc.
320,000 6.250%,  7/1/2025
c
339,200
CVS Health Corporation
1,950,000 4.250%,  4/1/2050 2,311,457
1,300,000 3.625%,  4/1/2027 1,440,601
Daimler Finance North America,
LLC
1,900,000 1.750%,  3/10/2023
c
1,939,125
Darden Restaurants, Inc.
3,600,000 3.850%,  5/1/2027 3,999,555
Expedia Group, Inc.
8,800,000 3.250%,  2/15/2030 9,192,012
Ford Motor Company
640,000 7.450%,  7/16/2031 841,600
Ford Motor Credit Company, LLC
2,575,000 4.250%,  9/20/2022 2,658,868
5,150,000 4.125%,  8/17/2027 5,463,004
1,900,000 4.000%,  11/13/2030 1,990,250
General Motors Company
1,300,000 6.125%,  10/1/2025 1,538,943
6,425,000 6.800%,  10/1/2027 8,092,726
1,230,000 5.000%,  4/1/2035 1,485,682
General Motors Financial
Company, Inc.
2,510,000 4.000%,  1/15/2025 2,734,466
1,900,000 1.500%,  6/10/2026 1,887,606
2,800,000 2.700%,  6/10/2031 2,810,066
Hanesbrands, Inc.
640,000 4.625%,  5/15/2024
c
678,400
Home Depot, Inc.
3,180,000 4.250%,  4/1/2046 3,953,103
Hyundai Capital America
1,225,000 1.250%,  9/18/2023
c
1,236,184
2,800,000 2.375%,  10/15/2027
c
2,862,568
3,500,000 1.800%,  1/10/2028
c
3,468,684
Hyundai Capital Services, Inc.
1,920,000 3.000%,  3/6/2022
c
1,951,987
Kohl's Corporation
5,100,000 3.375%,  5/1/2031
d
5,279,859
3,100,000 5.550%,  7/17/2045
d
3,708,242
L Brands, Inc.
320,000 6.625%,  10/1/2030
c
370,400
Lennar Corporation
1,900,000 4.500%,  4/30/2024 2,078,125
3,700,000 4.750%,  5/30/2025 4,148,625
Lowe's Companies, Inc.
5,750,000 2.625%,  4/1/2031 5,941,325
Principal
Amount Long-Term Fixed Income (94.7%) Value
Consumer Cyclical (7.7%) - continued
$ 1,900,000 5.000%,  4/15/2040 $ 2,446,970
Marriott International, Inc.
2,700,000 5.750%,  5/1/2025 3,116,608
6,900,000 4.625%,  6/15/2030 7,946,745
Mastercard , Inc.
1,900,000 3.850%,  3/26/2050 2,294,510
McDonald's Corporation
3,175,000 4.450%,  3/1/2047 3,887,049
MDC Holdings, Inc.
4,800,000 2.500%,  1/15/2031 4,675,872
Netflix, Inc
3,731,000 5.875%,  11/15/2028 4,579,541
Nissan Motor Company, Ltd.
1,900,000 3.522%,  9/17/2025
c
2,028,868
Owl Rock Capital Corporation
4,850,000 3.400%,  7/15/2026 5,054,813
Royal Caribbean Cruises, Ltd.
320,000 9.125%,  6/15/2023
c
351,200
Six Flags Entertainment
Corporation
110,000 5.500%,  4/15/2027
c,d
113,446
Six Flags Theme Parks, Inc.
70,000 7.000%,  7/1/2025
c
75,439
Toll Brothers Finance Corporation
3,845,000 4.350%,  2/15/2028 4,219,887
4,300,000 3.800%,  11/1/2029
d
4,611,750
ViacomCBS , Inc.
3,200,000 4.200%,  5/19/2032
d
3,693,200
Volkswagen Group of America
Finance, LLC
2,800,000 4.250%,  11/13/2023
c
3,026,125
3,000,000 3.350%,  5/13/2025
c
3,237,322
Wyndham Destinations, Inc.
320,000 6.625%,  7/31/2026
c
362,560
Total 152,960,445
Consumer Non-Cyclical (11.7%)
Abbott Laboratories
2,901,000 3.750%,  11/30/2026 3,276,182
1,440,000 4.750%,  11/30/2036 1,854,248
2,500,000 6.000%,  4/1/2039 3,711,324
AbbVie, Inc.
4,460,000 3.200%,  5/14/2026 4,835,840
2,550,000 2.950%,  11/21/2026 2,741,113
3,200,000 3.200%,  11/21/2029 3,475,342
4,900,000 4.550%,  3/15/2035 5,947,179
3,100,000 4.300%,  5/14/2036 3,677,908
3,200,000 4.050%,  11/21/2039 3,716,562
1,900,000 4.850%,  6/15/2044 2,416,011
Altria Group, Inc.
2,750,000 5.800%,  2/14/2039 3,397,201
Anheuser-Busch Companies, LLC
3,210,000 4.700%,  2/1/2036 3,939,772
Anheuser-Busch InBev Worldwide,
Inc.
3,825,000 4.000%,  4/13/2028 4,355,200
4,500,000 3.500%,  6/1/2030 5,005,735
2,550,000 4.600%,  4/15/2048 3,113,151
3,200,000 4.439%,  10/6/2048 3,830,054
4,800,000 5.550%,  1/23/2049 6,599,237

Income Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.7%) Value
Consumer Non-Cyclical (11.7%) - continued
Astrazeneca Finance, LLC
$ 3,100,000 1.750%,  5/28/2028 $ 3,097,005
AstraZeneca plc
3,500,000 1.375%,  8/6/2030 3,311,948
BAT Capital Corporation
2,550,000 3.222%,  8/15/2024 2,708,507
3,250,000 4.700%,  4/2/2027 3,672,510
5,000,000 2.259%,  3/25/2028 4,962,493
Bausch Health Companies, Inc.
50,000 5.000%,  1/30/2028
c
47,438
320,000 5.000%,  2/15/2029
c
298,400
Baxalta , Inc.
1,511,000 4.000%,  6/23/2025 1,668,002
Becton, Dickinson and Company
6,200,000 3.794%,  5/20/2050 6,932,399
3,850,000 3.700%,  6/6/2027 4,278,046
Boston Scientific Corporation
1,950,000 3.750%,  3/1/2026 2,162,129
Bunge, Ltd. Finance Corporation
3,150,000 2.750%,  5/14/2031 3,184,559
Cargill, Inc.
3,250,000 3.250%,  5/23/2029
c
3,560,325
Centene Corporation
1,900,000 5.375%,  6/1/2026
c
1,985,500
160,000 4.250%,  12/15/2027 168,600
480,000 4.625%,  12/15/2029 527,890
7,105,000 3.375%,  2/15/2030 7,426,999
3,000,000 2.500%,  3/1/2031 2,958,750
Cigna Corporation
3,200,000 4.125%,  11/15/2025 3,586,046
3,850,000 2.400%,  3/15/2030 3,927,665
3,200,000 4.800%,  8/15/2038 3,985,372
Constellation Brands, Inc.
1,700,000 4.400%,  11/15/2025 1,917,313
640,000 3.500%,  5/9/2027 704,328
CVS Health Corporation
1,600,000 3.875%,  7/20/2025 1,766,550
5,210,000 5.050%,  3/25/2048 6,767,142
DENTSPLY SIRONA, Inc.
2,500,000 3.250%,  6/1/2030 2,673,873
Encompass Health Corporation
350,000 4.500%,  2/1/2028 363,115
HCA, Inc.
510,000 5.375%,  2/1/2025 575,280
6,000,000 5.875%,  2/15/2026 6,933,900
HLF Financing Sarl , LLC
320,000 4.875%,  6/1/2029
c
322,400
Imperial Brands Finance plc
3,200,000 3.500%,  7/26/2026
c
3,425,638
Imperial Tobacco Finance plc
2,190,000 3.750%,  7/21/2022
c
2,247,124
JBS USA, LLC
320,000 6.500%,  4/15/2029
c
359,603
Keurig Dr. Pepper, Inc.
3,250,000 3.800%,  5/1/2050 3,662,493
Kraft Foods Group, Inc.
230,000 5.000%,  6/4/2042 280,853
Kraft Heinz Foods Company
1,900,000 5.500%,  6/1/2050 2,465,730
1,184,000 3.000%,  6/1/2026 1,260,882
Principal
Amount Long-Term Fixed Income (94.7%) Value
Consumer Non-Cyclical (11.7%) - continued
$ 450,000 3.750%,  4/1/2030 $ 493,749
4,270,000 4.375%,  6/1/2046 4,838,759
1,850,000 4.875%,  10/1/2049 2,245,810
Kroger Company
3,200,000 2.650%,  10/15/2026 3,396,441
Mylan, Inc.
2,500,000 4.550%,  4/15/2028 2,871,022
Par Pharmaceutical, Inc.
640,000 7.500%,  4/1/2027
c
654,291
Perrigo Finance Unlimited
Company
1,900,000 3.150%,  6/15/2030 1,941,422
QBE Insurance Group, Ltd.
2,575,000 5.875%,  5/12/2025
b,c,e
2,810,613
Reckitt Benckiser Treasury
Services plc
2,880,000 2.750%,  6/26/2024
c
3,040,965
Reynolds American, Inc.
1,560,000 5.850%,  8/15/2045 1,910,151
Royalty Pharma plc
2,550,000 1.750%,  9/2/2027
c
2,509,675
2,450,000 2.200%,  9/2/2030
c
2,402,139
3,000,000 3.300%,  9/2/2040
c
3,020,958
Shire Acquisitions Investments
Ireland Designated Activity
Company
3,200,000 2.875%,  9/23/2023 3,348,733
Smithfield Foods, Inc.
1,200,000 3.000%,  10/15/2030
c
1,209,872
Sysco Corporation
3,700,000 6.600%,  4/1/2050 5,747,445
2,000,000 6.600%,  4/1/2040 2,948,296
1,768,000 4.850%,  10/1/2045 2,197,415
Teleflex, Inc.
400,000 4.250%,  6/1/2028
c
417,000
Tenet Healthcare Corporation
640,000 5.125%,  11/1/2027
c
671,200
Thermo Fisher Scientific, Inc.
1,280,000 2.950%,  9/19/2026 1,380,300
Tyson Foods, Inc.
1,280,000 3.550%,  6/2/2027 1,417,521
UnitedHealth Group, Inc.
3,200,000 2.950%,  10/15/2027 3,480,842
1,240,000 4.750%,  7/15/2045 1,624,336
3,225,000 4.450%,  12/15/2048 4,119,690
VRX Escrow Corporation
310,000 6.125%,  4/15/2025
c
317,750
Zimmer Biomet Holdings, Inc.
3,900,000 3.550%,  3/20/2030 4,268,604
Total 231,353,865
Energy (9.0%)
Apache Corporation
330,000 4.875%,  11/15/2027 357,387
BP Capital Markets America, Inc.
3,200,000 3.000%,  2/24/2050 3,091,220
2,560,000 3.017%,  1/16/2027 2,762,490
1,950,000 3.543%,  4/6/2027 2,151,708
BP Capital Markets plc
2,490,000 3.814%,  2/10/2024 2,693,334

Income Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.7%) Value
Energy (9.0%) - continued
Buckeye Partners, LP
$ 350,000 4.125%,  3/1/2025
c
$ 362,687
Canadian Natural Resources, Ltd.
3,200,000 2.950%,  7/15/2030 3,315,119
Cenovus Energy, Inc.
2,400,000 5.375%,  7/15/2025 2,745,679
Cheniere Corpus Christi Holdings,
LLC
3,250,000 3.700%,  11/15/2029 3,549,917
Cheniere Energy Partners, LP
4,560,000 4.500%,  10/1/2029 4,902,000
Chevron USA, Inc.
3,240,000 3.900%,  11/15/2024 3,554,436
Cimarex Energy Company
3,600,000 4.375%,  6/1/2024 3,918,347
CNX Resources Corporation
320,000 6.000%,  1/15/2029
c
345,990
Continental Resources, Inc.
2,419,000 4.500%,  4/15/2023 2,517,163
3,100,000 4.375%,  1/15/2028 3,429,375
Devon Energy Corporation
3,062,000 5.250%,  9/15/2024
c
3,410,744
3,185,000 4.500%,  1/15/2030
c
3,501,579
2,290,000 7.950%,  4/15/2032 3,252,987
Devon Financing Corporation, ULC
1,900,000 7.875%,  9/30/2031 2,661,818
Diamondback Energy, Inc.
4,600,000 3.500%,  12/1/2029 4,924,516
1,050,000 3.125%,  3/24/2031 1,088,174
DT Midstream, Inc.
320,000 4.125%,  6/15/2029
c
324,906
Enagas SA
320,000 5.500%,  1/15/2028
c
325,600
Enbridge, Inc.
1,850,000 5.750%,  7/15/2080
b
2,062,750
Energy Transfer Operating, LP
4,150,000 3.750%,  5/15/2030 4,508,095
4,000,000 6.000%,  6/15/2048 5,056,031
Energy Transfer Partners, LP
4,480,000 4.200%,  4/15/2027 4,947,774
Enterprise Products Operating,
LLC
3,700,000 3.200%,  2/15/2052 3,670,548
2,490,000 3.700%,  2/15/2026 2,754,499
3,200,000 4.875%,  8/16/2077
b
3,141,244
EQM Midstream Partners, LP
320,000 5.500%,  7/15/2028 345,786
EQT Corporation
640,000 3.900%,  10/1/2027 685,600
Equinor ASA
2,575,000 3.125%,  4/6/2030 2,802,837
MPLX, LP
2,550,000 3.500%,  12/1/2022 2,648,583
2,550,000 4.875%,  6/1/2025 2,878,519
3,250,000 4.800%,  2/15/2029 3,813,738
Murphy Oil Corporation
250,000 5.875%,  12/1/2027 260,925
National Fuel Gas Company
5,186,000 5.500%,  1/15/2026 6,000,323
Principal
Amount Long-Term Fixed Income (94.7%) Value
Energy (9.0%) - continued
Newfield Exploration Company
$ 2,320,000 5.625%,  7/1/2024 $ 2,583,130
4,756,000 5.375%,  1/1/2026 5,359,755
ONEOK, Inc.
1,900,000 2.200%,  9/15/2025 1,952,602
5,000,000 6.350%,  1/15/2031 6,465,810
Petroleos Mexicanos
5,650,000 7.690%,  1/23/2050 5,438,125
2,550,000 6.500%,  3/13/2027 2,691,525
Pioneer Natural Resources
Company
1,800,000 2.150%,  1/15/2031 1,763,761
Plains All American Pipeline, LP
3,200,000 4.500%,  12/15/2026 3,590,251
3,200,000 3.800%,  9/15/2030 3,424,186
Qatar Petroleum
5,000,000 2.250%,  7/12/2031
c
4,946,850
Sabine Pass Liquefaction, LLC
1,910,000 5.750%,  5/15/2024 2,143,374
1,300,000 4.500%,  5/15/2030 1,500,268
Schlumberger Holdings
Corporation
3,250,000 3.900%,  5/17/2028
c
3,629,065
Suncor Energy, Inc.
1,920,000 3.600%,  12/1/2024 2,073,883
2,900,000 3.100%,  5/15/2025 3,098,564
Sunoco Logistics Partners
Operations, LP
4,500,000 4.000%,  10/1/2027 4,950,779
Sunoco, LP
640,000 6.000%,  4/15/2027 669,280
Weatherford International, Ltd.
320,000 8.750%,  9/1/2024
c
334,800
Western Gas Partners, LP
6,800,000 4.650%,  7/1/2026 7,256,824
Williams Companies, Inc.
3,200,000 7.500%,  1/15/2031 4,433,179
Williams Partners, LP
1,600,000 3.750%,  6/15/2027 1,777,538
3,000,000 4.850%,  3/1/2048 3,646,011
Total 178,493,988
Financials (30.1%)
AerCap Ireland Capital DAC
2,400,000 6.500%,  7/15/2025 2,814,991
2,500,000 4.625%,  10/15/2027 2,799,833
3,800,000 3.875%,  1/23/2028
d
4,067,392
AIA Group, Ltd.
3,100,000 3.200%,  9/16/2040
c
3,197,326
Air Lease Corporation
2,510,000 3.750%,  2/1/2022 2,543,930
1,260,000 4.250%,  9/15/2024 1,373,486
4,100,000 4.650%,  6/15/2026
b,e
4,248,625
1,850,000 3.625%,  4/1/2027 1,986,149
Aircastle , Ltd.
1,850,000 5.250%,  8/11/2025
c
2,077,993
3,500,000 2.850%,  1/26/2028
c
3,517,301
Ally Financial, Inc.
2,750,000 5.750%,  11/20/2025 3,157,434
5,000,000 8.000%,  11/1/2031 7,185,241

Income Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.7%) Value
Financials (30.1%) - continued
American Homes 4 Rent, LP
$ 1,550,000 2.375%,  7/15/2031
g
$ 1,526,951
American International Group, Inc.
2,700,000 4.200%,  4/1/2028 3,103,865
Ares Capital Corporation
3,600,000 3.875%,  1/15/2026 3,856,469
2,950,000 2.150%,  7/15/2026 2,933,547
Associated Banc-Corporation
3,150,000 4.250%,  1/15/2025 3,426,634
Australia and New Zealand
Banking Group, Ltd.
3,200,000 2.950%,  7/22/2030
b,c
3,329,120
2,500,000 2.570%,  11/25/2035
b,c
2,428,450
Aviation Capital Group, LLC
2,800,000 5.500%,  12/15/2024
c
3,164,923
Avolon Holdings Funding, Ltd.
1,300,000 5.250%,  5/15/2024
c
1,429,777
1,800,000 5.500%,  1/15/2026
c
2,041,673
1,500,000 4.250%,  4/15/2026
c
1,625,514
6,400,000 4.375%,  5/1/2026
c
6,956,732
Banco Bilbao Vizcaya Argentaria
SA
2,600,000 6.500%,  3/5/2025
b,e
2,830,750
Banco del Estado de Chile
3,850,000 2.704%,  1/9/2025
c
4,004,039
Banco Santander SA
3,200,000 2.746%,  5/28/2025 3,372,155
6,400,000 4.750%,  11/12/2026
b,e
6,476,800
1,800,000 4.379%,  4/12/2028 2,057,071
2,000,000 3.490%,  5/28/2030 2,159,623
Bank of America Corporation
2,830,000 4.200%,  8/26/2024 3,102,345
2,860,000 6.500%,  10/23/2024
b,e
3,238,950
3,200,000 4.000%,  1/22/2025 3,511,881
2,750,000 3.950%,  4/21/2025 3,017,986
9,400,000 3.705%,  4/24/2028
b
10,394,349
2,550,000 4.271%,  7/23/2029
b
2,929,413
1,825,000 3.974%,  2/7/2030
b
2,069,515
3,970,000 3.194%,  7/23/2030
b
4,273,952
6,200,000 1.922%,  10/24/2031
b
6,042,243
1,800,000 4.244%,  4/24/2038
b
2,138,761
4,900,000 3.311%,  4/22/2042
b
5,184,692
1,860,000 2.831%,  10/24/2051
b
1,813,809
Bank of New York Mellon
Corporation
1,925,000 4.700%,  9/20/2025
b,e
2,100,656
Bank of Nova Scotia
4,250,000 4.900%,  6/4/2025
b,e
4,664,375
Barclays plc
3,200,000 7.875%,  3/15/2022
b,e
3,336,000
650,000 8.000%,  6/15/2024
b,e
739,375
3,100,000 6.125%,  12/15/2025
b,e
3,435,172
1,280,000 4.836%,  5/9/2028 1,438,956
2,400,000 4.972%,  5/16/2029
b
2,810,344
3,100,000 2.645%,  6/24/2031
b
3,141,894
Berkshire Hathaway Finance
Corporation
3,100,000 2.850%,  10/15/2050 3,094,420
1,950,000 4.250%,  1/15/2049 2,422,317
Boston Properties, LP
1,900,000 3.250%,  1/30/2031 2,034,602
Principal
Amount Long-Term Fixed Income (94.7%) Value
Financials (30.1%) - continued
BPCE SA
$ 1,265,000 5.700%,  10/22/2023
c
$ 1,400,438
2,190,000 5.150%,  7/21/2024
c
2,440,079
Brandywine Operating
Partnership, LP
3,100,000 3.950%,  11/15/2027 3,368,829
Brixmor Operating Partnership, LP
1,500,000 2.250%,  4/1/2028 1,498,207
CANPACK SA
320,000 3.125%,  11/1/2025
c
325,600
Capital One Bank USA NA
2,000,000 3.375%,  2/15/2023 2,092,669
Capital One Financial Corporation
3,190,000 4.200%,  10/29/2025 3,562,221
Charles Schwab Corporation
2,550,000 5.375%,  6/1/2025
b,e
2,818,515
1,750,000 4.000%,  6/1/2026
b,e
1,824,375
3,100,000 4.000%,  12/1/2030
b,e
3,171,300
CIT Group, Inc.
1,930,000 5.250%,  3/7/2025 2,171,250
3,600,000 6.125%,  3/9/2028 4,392,720
Citigroup, Inc.
3,200,000 4.700%,  1/30/2025
b,e
3,301,920
4,370,000 4.400%,  6/10/2025 4,880,500
3,305,000 5.500%,  9/13/2025 3,849,631
2,490,000 4.450%,  9/29/2027 2,844,815
2,500,000 3.668%,  7/24/2028
b
2,757,202
3,749,000 3.520%,  10/27/2028
b
4,105,477
3,000,000 4.075%,  4/23/2029
b
3,402,438
CNA Financial Corporation
1,870,000 7.250%,  11/15/2023 2,148,885
650,000 3.950%,  5/15/2024 703,301
3,250,000 3.450%,  8/15/2027 3,561,776
Comerica, Inc.
2,100,000 5.625%,  7/1/2025
b,e
2,325,750
Commerzbank AG
3,200,000 8.125%,  9/19/2023
c
3,646,140
CoreStates Capital III
2,440,000
0.726%,  (LIBOR 3M +
0.570%), 2/15/2027
b,c
2,372,076
Corporate Office Properties, LP
2,175,000 2.250%,  3/15/2026 2,234,588
Credit Acceptance Corporation
160,000 5.125%,  12/31/2024
c
165,800
Credit Suisse Group AG
3,950,000 7.500%,  7/17/2023
b,c,e
4,295,625
4,000,000 7.250%,  9/12/2025
b,c,e
4,522,000
3,850,000 2.193%,  6/5/2026
b,c
3,942,055
3,700,000 5.250%,  2/11/2027
b,c,e
3,912,750
3,100,000 4.282%,  1/9/2028
c
3,448,399
Danske Bank AS
5,600,000 5.000%,  1/12/2023
b,c
5,722,479
1,950,000 3.244%,  12/20/2025
b,c
2,075,374
Deutsche Bank AG
7,000,000 6.000%,  10/30/2025
b,e
7,393,750
2,600,000 3.961%,  11/26/2025
b
2,810,840
Discover Bank
1,635,000 4.200%,  8/8/2023 1,760,501
2,600,000 2.450%,  9/12/2024 2,720,321
4,490,000 4.682%,  8/9/2028
b
4,769,054

Income Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.7%) Value
Financials (30.1%) - continued
Diversified Healthcare Trust
$ 320,000 4.375%,  3/1/2031 $ 306,400
Drawbridge Special Opportunities
Fund, LP
480,000 3.875%,  2/15/2026
c
496,541
Duke Realty, LP
1,750,000 1.750%,  2/1/2031 1,678,601
Fidelity National Financial, Inc.
1,250,000 5.500%,  9/1/2022 1,319,743
First Horizon Bank
2,000,000 5.750%,  5/1/2030 2,465,928
First Horizon National Corporation
3,900,000 4.000%,  5/26/2025 4,296,550
Five Corners Funding Trust
5,110,000 4.419%,  11/15/2023
c
5,570,869
FS KKR Capital Corporation
5,700,000 3.400%,  1/15/2026 5,893,906
GE Capital Funding, LLC
3,900,000 4.050%,  5/15/2027 4,413,968
1,900,000 4.400%,  5/15/2030 2,214,132
GE Capital International Funding
Company
5,200,000 4.418%,  11/15/2035 6,232,104
Glitnir HoldCo ehf ., Convertible
362 Zero Coupon,  12/31/2030
h
0
Global Net Lease, Inc.
320,000 3.750%,  12/15/2027
c
316,719
Goldman Sachs Group, Inc.
3,200,000 4.950%,  2/10/2025
b,e
3,420,352
2,490,000 4.250%,  10/21/2025 2,783,592
1,350,000 3.800%,  5/10/2026
b,e
1,374,030
3,100,000 3.691%,  6/5/2028
b
3,422,736
4,250,000 3.814%,  4/23/2029
b
4,753,135
3,100,000 4.223%,  5/1/2029
b
3,535,536
Healthpeak Properties, Inc.
1,950,000 2.875%,  1/15/2031 2,040,180
HSBC Holdings plc
3,200,000
1.155%,  (LIBOR 3M +
1.000%), 5/18/2024
b
3,242,240
2,560,000 4.300%,  3/8/2026 2,887,518
1,800,000 4.000%,  3/9/2026
b,e
1,829,250
1,600,000 6.000%,  5/22/2027
b,e
1,776,000
1,920,000 4.041%,  3/13/2028
b
2,129,394
2,100,000 4.600%,  12/17/2030
b,e
2,178,750
Icahn Enterprises, LP
640,000 6.250%,  5/15/2026 679,040
ING Groep NV
4,500,000 4.100%,  10/2/2023 4,852,881
Intesa Sanpaolo SPA
3,100,000 4.198%,  6/1/2032
c
3,176,756
iStar , Inc.
640,000 4.250%,  8/1/2025 658,400
J.P. Morgan Chase & Company
1,850,000 5.150%,  5/1/2023
b,e
1,910,125
1,250,000 6.000%,  8/1/2023
b,e
1,328,906
1,270,000 6.750%,  2/1/2024
b,e
1,408,240
5,000,000 5.000%,  8/1/2024
b,e
5,284,750
3,200,000 4.600%,  2/1/2025
b,e
3,316,160
3,200,000 2.950%,  10/1/2026 3,443,447
3,200,000 2.956%,  5/13/2031
b
3,361,621
1,200,000 2.580%,  4/22/2032
b
1,231,608
Principal
Amount Long-Term Fixed Income (94.7%) Value
Financials (30.1%) - continued
$ 2,600,000 3.882%,  7/24/2038
b
$ 2,995,112
3,150,000 5.500%,  10/15/2040 4,317,157
3,650,000 3.157%,  4/22/2042
b
3,799,396
Kilroy Realty, LP
2,550,000 4.250%,  8/15/2029 2,873,346
Kimco Realty Corporation
5,100,000 3.300%,  2/1/2025 5,499,059
Liberty Mutual Group, Inc.
1,935,000 4.950%,  5/1/2022
c
2,004,931
Lloyds Bank plc
1,910,000 4.650%,  3/24/2026 2,162,243
Lloyds Banking Group plc
1,950,000 7.500%,  6/27/2024
b,e
2,218,125
1,300,000 7.500%,  9/27/2025
b,e
1,521,000
1,900,000 2.438%,  2/5/2026
b
1,981,367
LPL Holdings, Inc.
320,000 4.000%,  3/15/2029
c
321,430
Marsh & McLennan Companies,
Inc.
1,700,000 4.375%,  3/15/2029 1,992,666
MetLife, Inc.
2,550,000 3.850%,  9/15/2025
b,e
2,680,688
MGM Growth Properties Operating
Partnership, LP
640,000 4.500%,  9/1/2026 683,200
Mizuho Financial Group, Inc.
3,100,000 1.979%,  9/8/2031
b
3,032,466
Morgan Stanley
2,000,000 2.720%,  7/22/2025
b
2,103,553
1,870,000 4.000%,  7/23/2025 2,079,918
1,860,000 5.300%,  12/15/2025
b,d,e
1,959,510
1,280,000 3.125%,  7/27/2026 1,386,851
2,510,000 4.350%,  9/8/2026 2,841,988
4,600,000 3.622%,  4/1/2031
b
5,134,770
3,100,000 1.794%,  2/13/2032
b
2,978,517
3,900,000 3.217%,  4/22/2042
b
4,134,174
1,570,000 4.300%,  1/27/2045 1,940,304
MPT Operating Partnership, LP
640,000 5.000%,  10/15/2027 678,458
Nationwide Building Society
2,490,000 3.900%,  7/21/2025
c
2,758,730
1,920,000 4.000%,  9/14/2026
c
2,116,416
Nationwide Mutual Insurance
Company
3,225,000 4.350%,  4/30/2050
c
3,614,070
Natwest Group plc
1,850,000 4.600%,  6/28/2031
b,e
1,858,695
5,100,000 3.032%,  11/28/2035
b
5,108,160
Nippon Life Insurance Company
1,750,000 5.100%,  10/16/2044
b,c
1,929,375
2,550,000 3.400%,  1/23/2050
b,c
2,645,625
Omega Healthcare Investors, Inc.
1,463,000 3.625%,  10/1/2029 1,567,018
5,600,000 3.375%,  2/1/2031 5,752,779
Owl Rock Technology Finance
Corporation
1,500,000 3.750%,  6/17/2026
c
1,577,255
Park Aerospace Holdings, Ltd.
1,300,000 4.500%,  3/15/2023
c
1,366,530
Peachtree Corners Funding Trust
2,800,000 3.976%,  2/15/2025
c
3,064,975

Income Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.7%) Value
Financials (30.1%) - continued
Preferred Term Securities XXIII,
Ltd.
$ 184,251
0.319%,  (LIBOR 3M +
0.200%), 12/22/2036
b,c
$ 152,651
Prudential Financial, Inc.
1,725,000 5.200%,  3/15/2044
b
1,851,190
2,750,000 3.700%,  10/1/2050
b
2,866,875
Radian Group, Inc.
320,000 4.875%,  3/15/2027 348,000
Realty Income Corporation
3,830,000 3.875%,  7/15/2024 4,158,377
Regency Centers, LP
2,560,000 3.600%,  2/1/2027 2,835,975
Regions Financial Corporation
2,600,000 5.750%,  6/15/2025
b,e
2,905,500
Reinsurance Group of America,
Inc.
3,050,000 4.700%,  9/15/2023 3,314,379
Royal Bank of Scotland Group plc
1,920,000 8.625%,  8/15/2021
b,e
1,933,862
2,750,000 4.269%,  3/22/2025
b
2,982,880
1,000,000 3.754%,  11/1/2029
b
1,062,500
Santander Holdings USA, Inc.
2,400,000 3.450%,  6/2/2025 2,579,098
Santander UK Group Holdings plc
2,500,000 4.750%,  9/15/2025
c
2,805,198
Service Properties Trust
240,000 4.750%,  10/1/2026 237,000
Simon Property Group, LP
4,400,000 3.800%,  7/15/2050 4,861,554
3,100,000 3.250%,  9/13/2049 3,128,026
Societe Generale SA
3,100,000 5.375%,  11/18/2030
b,c,e
3,282,125
Spirit Realty, LP
3,750,000 3.400%,  1/15/2030 3,996,934
1,850,000 3.200%,  2/15/2031 1,928,052
Standard Chartered plc
2,700,000 2.744%,  9/10/2022
b,c
2,711,224
3,250,000
1.338%,  (LIBOR 3M +
1.150%), 1/20/2023
b,c
3,267,051
SVB Financial Group
4,700,000 4.000%,  5/15/2026
b,e
4,783,660
Synchrony Financial
1,950,000 4.250%,  8/15/2024 2,130,821
1,950,000 3.950%,  12/1/2027 2,173,683
Truist Financial Corporation
2,500,000
0.410%,  (SOFRRATE +
0.400%), 6/9/2025
b
2,502,900
1,450,000 4.950%,  9/1/2025
b,e
1,592,825
1,575,000 1.887%,  6/7/2029
b
1,579,772
UBS Group Funding Jersey, Ltd.
2,490,000 4.125%,  9/24/2025
c
2,777,918
UBS Group Funding Switzerland
AG
2,560,000 4.253%,  3/23/2028
c
2,896,410
Ventas Realty, LP
1,280,000 3.500%,  2/1/2025 1,381,319
VEREIT Operating Partnership, LP
1,250,000 4.625%,  11/1/2025 1,415,257
3,100,000 3.400%,  1/15/2028 3,371,318
1,850,000 2.850%,  12/15/2032 1,932,542
Principal
Amount Long-Term Fixed Income (94.7%) Value
Financials (30.1%) - continued
VICI Properties, LP
$ 180,000 4.250%,  12/1/2026
c
$ 187,240
180,000 4.625%,  12/1/2029
c
191,250
Wells Fargo & Company
3,300,000 3.900%,  3/15/2026
b,e
3,416,490
2,560,000 3.000%,  4/22/2026 2,752,659
3,200,000 2.393%,  6/2/2028
b
3,318,705
4,250,000 4.478%,  4/4/2031
b
5,023,439
Welltower , Inc.
2,200,000 4.000%,  6/1/2025 2,424,866
2,500,000 2.050%,  1/15/2029 2,503,444
Westpac Banking Corporation
2,900,000 2.894%,  2/4/2030
b
3,007,793
3,150,000 2.963%,  11/16/2040 3,094,909
Total 596,947,087
Foreign Government (0.2%)
Dominican Republic Government
International Bond
950,000 6.000%,  7/19/2028
c
1,079,675
Qatar Government International
Bond
1,900,000 4.500%,  4/23/2028
c
2,242,000
Total 3,321,675
Technology (6.0%)
Apple, Inc.
4,450,000 3.250%,  2/23/2026 4,883,831
1,920,000 3.750%,  9/12/2047 2,263,794
Baidu, Inc.
1,900,000 2.375%,  10/9/2030
d
1,901,081
Broadcom Corporation
3,618,000 3.875%,  1/15/2027 3,997,810
3,200,000 3.500%,  1/15/2028 3,510,587
Broadcom, Inc.
3,200,000 5.000%,  4/15/2030 3,775,269
7,882,000 3.469%,  4/15/2034
c
8,337,221
Dell International, LLC
6,725,000 6.020%,  6/15/2026 8,073,540
1,300,000 6.100%,  7/15/2027 1,592,725
4,400,000 8.350%,  7/15/2046 7,196,655
Equinix , Inc.
3,200,000 2.000%,  5/15/2028 3,213,771
Fiserv, Inc.
3,225,000 3.200%,  7/1/2026 3,490,023
7,000,000 2.650%,  6/1/2030 7,247,637
Gartner, Inc.
320,000 3.750%,  10/1/2030
c
327,395
Hewlett Packard Enterprise
Company
2,600,000 4.650%,  10/1/2024 2,890,625
Iron Mountain, Inc.
640,000 4.875%,  9/15/2029
c
660,608
Marvell Technology, Inc.
1,900,000 4.875%,  6/22/2028
c
2,196,402
2,100,000 2.950%,  4/15/2031
c
2,176,379
Micron Technology, Inc.
3,250,000 5.327%,  2/6/2029 3,925,572
NXP Funding, LLC
1,900,000 3.150%,  5/1/2027
c
2,032,481

Income Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.7%) Value
Technology (6.0%) - continued
$ 1,800,000 5.550%,  12/1/2028
c
$ 2,210,424
1,900,000 4.300%,  6/18/2029
c
2,178,389
1,900,000 2.500%,  5/11/2031
c
1,918,794
3,150,000 3.250%,  5/11/2041
c
3,238,734
Oracle Corporation
7,600,000 3.950%,  3/25/2051 8,295,314
3,900,000 2.800%,  4/1/2027 4,135,695
3,200,000 4.300%,  7/8/2034 3,709,685
Panasonic Corporation
2,900,000 3.113%,  7/19/2029
c,d
3,083,224
Salesforce.com, Inc.
3,100,000 2.900%,  7/15/2051
g
3,130,215
SK Hynix, Inc.
4,200,000 2.375%,  1/19/2031
c
4,089,668
Switch, Ltd.
265,000 3.750%,  9/15/2028
c
268,313
Teledyne Technologies, Inc.
3,000,000 2.250%,  4/1/2028 3,054,570
Tencent Holdings, Ltd.
1,800,000 3.680%,  4/22/2041
c
1,926,563
Texas Instruments, Inc.
3,200,000 4.150%,  5/15/2048 4,058,807
Total 118,991,801
Transportation (3.4%)
AerCap Holdings NV
3,200,000 5.875%,  10/10/2079
b
3,332,480
Aircastle , Ltd.
1,515,000 4.400%,  9/25/2023 1,621,781
American Airlines, Inc.
2,220,000 5.500%,  4/20/2026
c
2,350,425
3,100,000 5.750%,  4/20/2029
c
3,351,875
Boeing Company
1,600,000 5.805%,  5/1/2050 2,154,610
6,200,000 3.250%,  2/1/2028 6,572,556
Burlington Northern Santa Fe, LLC
2,500,000 4.700%,  9/1/2045 3,253,512
3,200,000 4.050%,  6/15/2048 3,859,403
CSX Corporation
1,900,000 2.400%,  2/15/2030 1,953,172
Delta Air Lines, Inc.
1,182,882 4.250%,  7/30/2023 1,206,320
1,750,000 7.000%,  5/1/2025
c
2,042,230
3,000,000 7.375%,  1/15/2026 3,520,002
4,850,000 4.750%,  10/20/2028
c
5,392,025
ERAC USA Finance, LLC
4,030,000 4.200%,  11/1/2046
c
4,786,356
FedEx Corporation
2,500,000 3.250%,  5/15/2041 2,570,007
Mileage Plus Holdings, LLC
5,500,000 6.500%,  6/20/2027
c
6,055,500
Southwest Airlines Company
2,725,000 5.250%,  5/4/2025 3,109,155
3,800,000 5.125%,  6/15/2027 4,470,592
2,400,000 2.625%,  2/10/2030 2,456,400
United Airlines Pass Through Trust
1,097,815 3.750%,  9/3/2026 1,160,225
United Airlines, Inc.
350,000 4.375%,  4/15/2026
c
362,313
300,000 4.625%,  4/15/2029
c
310,500
Principal
Amount Long-Term Fixed Income (94.7%) Value
Transportation (3.4%) - continued
XPO Logistics, Inc.
$ 640,000 6.125%,  9/1/2023
c
$ 644,800
Total 66,536,239
U.S. Government & Agencies (2.4%)
U.S. Treasury Bonds
8,000,000 1.500%,  2/15/2030 8,079,063
U.S. Treasury Notes
40,500,000 0.250%,  6/15/2024 40,253,203
Total 48,332,266
Utilities (7.2%)
Ameren Illinois Company
1,950,000 4.500%,  3/15/2049 2,508,545
American Water Capital
Corporation
3,200,000 3.450%,  5/1/2050 3,457,705
Arizona Public Service Company
3,200,000 3.500%,  12/1/2049 3,500,860
Baltimore Gas and Electric
Company
2,560,000 2.400%,  8/15/2026 2,693,256
Berkshire Hathaway Energy
Company
2,575,000 4.450%,  1/15/2049 3,210,724
CenterPoint Energy Resources
Corporation
2,800,000 1.750%,  10/1/2030 2,684,366
CenterPoint Energy, Inc.
3,250,000 2.950%,  3/1/2030 3,426,605
3,150,000 2.650%,  6/1/2031 3,208,759
CMS Energy Corporation
2,560,000 3.450%,  8/15/2027 2,828,023
Consolidated Edison Company of
New York, Inc.
3,250,000 4.125%,  5/15/2049 3,787,908
Dominion Energy, Inc.
2,900,000 3.071%,  8/15/2024 3,074,192
2,250,000 4.650%,  12/15/2024
b,e
2,390,625
Duke Energy Corporation
5,100,000 3.500%,  6/15/2051 5,274,554
3,840,000 3.150%,  8/15/2027 4,144,148
3,200,000 3.750%,  9/1/2046 3,417,847
Edison International
6,600,000 5.750%,  6/15/2027
d
7,509,693
Energy Transfer, LP
2,100,000 6.500%,  11/15/2026
b,e
2,140,950
Entergy Corporation
3,000,000 2.400%,  6/15/2031 2,994,637
Exelon Corporation
1,620,000 3.950%,  6/15/2025 1,782,589
FirstEnergy Corporation
4,480,000 4.400%,  7/15/2027 4,872,000
1,300,000 5.350%,  7/15/2047 1,560,000
FirstEnergy Transmission, LLC
4,300,000 2.866%,  9/15/2028
c
4,451,005
3,150,000 5.450%,  7/15/2044
c
3,930,433
Georgia Power Company
3,000,000 3.250%,  3/15/2051 3,023,730
3,200,000 2.650%,  9/15/2029 3,355,244

Income Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (94.7%) Value
Utilities (7.2%) - continued
Indiana Michigan Power Company
$ 1,100,000 3.250%,  5/1/2051 $ 1,152,737
National Rural Utilities Cooperative
Finance Corporation
2,600,000 4.400%,  11/1/2048 3,284,326
Nevada Power Company
2,800,000 6.750%,  7/1/2037 4,087,724
NextEra Energy Operating
Partners, LP
640,000 3.875%,  10/15/2026
c
676,000
NiSource Finance Corporation
1,920,000 4.375%,  5/15/2047 2,297,867
NiSource, Inc.
3,200,000 3.600%,  5/1/2030 3,543,062
NRG Energy, Inc.
1,200,000 2.450%,  12/2/2027
c
1,207,718
4,950,000 3.375%,  2/15/2029
c
4,844,911
Oncor Electric Delivery Company,
LLC
2,490,000 3.750%,  4/1/2045 2,876,128
Pacific Gas and Electric Company
1,270,000 2.950%,  3/1/2026 1,298,641
1,900,000 3.300%,  12/1/2027 1,953,012
1,800,000 3.250%,  6/1/2031 1,769,984
3,000,000 4.200%,  6/1/2041 2,955,669
PPL Electric Utilities Corporation
3,800,000 3.000%,  10/1/2049 3,921,075
San Diego Gas and Electric
Company
3,200,000 4.150%,  5/15/2048 3,877,579
Sempra Energy
3,200,000 3.250%,  6/15/2027 3,471,100
Southern Company
7,630,000 3.250%,  7/1/2026 8,280,566
3,100,000 4.000%,  1/15/2051
b
3,278,250
2,150,000 3.750%,  9/15/2051
b
2,163,760
TerraForm Power Operating, LLC
640,000 5.000%,  1/31/2028
c
677,600
Total 142,846,107
Total Long-Term Fixed Income
(cost $1,760,981,330) 1,877,150,583
Shares
Collateral Held for Securities
Loaned ( 0.9% ) Value
16,702,028 Thrivent Cash Management Trust 16,702,028
Total Collateral Held for
Securities Loaned
(cost $16,702,028) 16,702,028
Shares
Registered Investment
Companies ( 0.3% ) Value
Unaffiliated  (0.3%)
60,000 iShares J.P. Morgan USD
Emerging Markets Bond ETF 6,747,600
Total 6,747,600
Total Registered Investment
Companies (cost $6,074,928) 6,747,600
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
22,500 Cobank ACB, 6.250%
b,e
$ 2,362,500
Total 2,362,500
Total Preferred Stock
(cost $2,250,000) 2,362,500
Shares Common Stock ( <0.1% ) Value
Communications Services (<0.1%)
426 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
i
6,284
Total 6,284
Financials (<0.1%)
2,247 Glitnir HoldCo ehf.
h,i
0
Total 0
Total Common Stock
(cost $192,205) 6,284
Shares or
Principal
Amount Short-Term Investments ( 4.1% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.017%, 7/14/2021
j,k
299,997
400,000 0.020%, 7/15/2021
j,k
399,995
100,000 0.005%, 7/28/2021
j,k
99,998
Thrivent Core Short-Term Reserve
Fund
7,962,105 0.140% 79,621,053
U.S. Treasury Bills
500,000 0.048%, 8/26/2021
j
499,965
Total Short-Term Investments
(cost $80,809,825) 80,921,008
Total Investments (cost
$1,873,275,152) 100.4% $1,990,173,653
Other Assets and Liabilities, Net
(0.4%) (7,037,044)
Total Net Assets 100.0% $1,983,136,609
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2021, the value of these investments was $389,500,873 or 19.6%
of total net assets.
d All or a portion of the security is on loan.
e Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
f All or a portion of the security is insured or guaranteed.

Income Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
i Non-income producing security.
j The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Portfolio as of
June 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 16,239,197
Total lending $16,239,197
Gross amount payable upon return of
collateral for securities loaned $16,702,028
Net amounts due to counterparty
$462,831
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
Ser. - Series
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFRRATE - Secured Overnight Financing Rate
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 122,010,121
Gross unrealized depreciation (3,536,835)
Net unrealized appreciation (depreciation) $ 118,473,286
Cost for federal income tax purposes $ 1,872,654,052

Income Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 96,192 – 96,192 –
Communications Services 1,675,421 – 1,675,421 –
Consumer Cyclical 2,366,547 – 2,366,547 –
Consumer Non-Cyclical 1,741,943 – 1,741,943 –
Technology 403,547 – 403,547 –
Long-Term Fixed Income
Asset-Backed Securities 54,472,894 – 54,472,894 –
Basic Materials 49,964,072 – 49,964,072 –
Capital Goods 73,469,243 – 73,469,243 –
Collateralized Mortgage Obligations 427,273 – 427,273 –
Communications Services 159,033,628 – 159,033,628 –
Consumer Cyclical 152,960,445 – 152,960,445 –
Consumer Non-Cyclical 231,353,865 – 231,353,865 –
Energy 178,493,988 – 178,493,988 –
Financials^ 596,947,087 – 596,947,087 0
Foreign Government 3,321,675 – 3,321,675 –
Technology 118,991,801 – 118,991,801 –
Transportation 66,536,239 – 66,536,239 –
U.S. Government & Agencies 48,332,266 – 48,332,266 –
Utilities 142,846,107 – 142,846,107 –
Registered Investment Companies
Unaffiliated 6,747,600 6,747,600 – –
Preferred Stock
Financials 2,362,500 – 2,362,500 –
Common Stock
Communications Services 6,284 – 6,284 –
Financials^ 0 – – 0
Short-Term Investments 1,299,955 – 1,299,955 –
Subtotal Investments in Securities $1,893,850,572 $6,747,600 $1,887,102,972 $0
Other Investments  * Total
Affiliated Short-Term Investments 79,621,053
Collateral Held for Securities Loaned 16,702,028
Subtotal Other Investments $96,323,081
Total Investments at Value $1,990,173,653
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 953,685 953,685 – –
Total Asset Derivatives $953,685 $953,685 $– $–

Income Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Income Portfolio's futures contracts held as of June 30, 2021. Investments and/or cash totaling $799,990 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond 206 September 2021 $ 32,160,815 $ 953,685
Total Futures Long Contracts $ 32,160,815 $ 953,685
Total Futures Contracts $ 32,160,815 $953,685
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2021, for Income Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 953,685
Total Interest Rate Contracts 953,685
Total Asset Derivatives $953,685
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2021, for
Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (3,169,737)
Total Interest Rate Contracts
(3,169,737)
Total ($3,169,737)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2021, for Income Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,247,262
Total Interest Rate Contracts 1,247,262
Total $1,247,262
The following table presents Income Portfolio's average volume of derivative activity during the period ended June 30, 2021.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $33,076,017

Income Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $69,786 $307,423 $297,588 $79,621 7,962 4.0%
Total Affiliated Short-Term Investments 69,786 79,621 4.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 16,432 91,233 90,963 16,702 16,702 0.9
Total Collateral Held for Securities Loaned 16,432 16,702 0.9
Total Value $86,218 $96,323
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $– $– $– $76
Total Income/Non Income Cash from Affiliated
Investments $76
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 8
Total Affiliated Income from Securities Loaned, Net $8
Total Value $– $– $–

International Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 92.7% ) Value
Australia (6.1%)
91,364 Accent Group, Ltd. $ 191,160
53,678 ARB Corporation, Ltd. 1,736,884
240,951 Aristocrat Leisure, Ltd. 7,778,524
42,535 ASX, Ltd. 2,479,612
50,133 Bega Cheese, Ltd. 221,498
30,783 Bendigo and Adelaide Bank, Ltd. 242,030
128,994 BHP Group, Ltd. 4,692,849
15,790 Breville Group, Ltd. 354,073
106,669 BWP Trust 340,205
268,965 Carsales.com, Ltd. 3,983,123
13,552 Centuria Capital Group 28,269
161,423 Champion Iron, Ltd.
a
772,082
222,698 Charter Hall Group 2,578,387
63,403 Codan Limited 857,641
227,987 Commonwealth Bank of Australia 17,072,299
307,331 Computershare, Ltd. 3,895,178
14,013 Corporate Travel Management,
Ltd.
a
225,451
135,858 Costa Group Holdings, Ltd. 337,229
21,462 Costa Group Holdings, Ltd. Rights
a
4,668
15,921 Credit Corporation Group, Ltd. 354,315
80,295 CSL, Ltd. 17,172,602
33,008 CSR, Ltd. 142,661
117,953 Data# 3, Ltd. 495,139
113,989 DEXUS Property Group 908,689
27,907 Domino's Pizza Enterprises, Ltd. 2,523,581
36,180 Eagers Automotive, Ltd. 449,610
85,031 Endeavour Group, Ltd.
a
401,108
654,626 GWA Group, Ltd. 1,359,959
14,501 Hansen Technologies, Ltd. 67,639
39,797 Harvey Norman Holdings, Ltd. 163,685
19,387 Healius, Ltd. 67,290
603,941 Humm Group, Ltd.
a
447,933
121,806 Ingenia Communities Group 559,210
41,013 JB Hi-Fi, Ltd. 1,554,327
1,269 McMillan Shakespeare, Ltd. 12,307
210,189 Medibank Private, Ltd. 498,322
187,675 Metcash, Ltd. 562,793
42,749 Mineral Resources, Ltd. 1,717,060
3,159 Nick Scali, Ltd. 27,766
53,656 Nine Entertainment Company
Holdings, Ltd. 117,199
86,715 Paladin Energy, Ltd.
a
33,450
44,448 Pendal Group, Ltd. 268,518
18,897 Platinum Asset Management, Ltd. 69,496
97,545 Premier Investments, Ltd. 2,088,754
44,230 REA Group, Ltd. 5,604,364
19,550 Redbubble, Ltd.
a
52,950
66,297 Reece, Ltd. 1,174,040
244,396 Reliance Worldwide Corporation,
Ltd. 963,416
63,350 Rio Tinto, Ltd. 6,005,942
566,499 Sandfire Resources, Ltd. 2,891,980
267,463 SEEK, Ltd. 6,648,870
18,131 Sonic Healthcare, Ltd. 522,454
34,229 Super Retail Group, Ltd. 330,976
919,995 Tabcorp Holdings, Ltd. 3,569,540
24,334 Technology One, Ltd. 169,731
48,746 Transurban Group 519,881
24,458 Washington H. Soul Pattinson and
Company, Ltd. 618,512
10,554 Wesfarmers, Ltd. 467,892
287,809 Westpac Banking Corporation 5,569,632
157,261 Woodside Petroleum, Ltd. 2,618,666
85,031 Woolworths, Ltd. 2,433,287
Shares Common Stock (92.7%) Value
Australia (6.1%) - continued
154,986 WorleyParsons, Ltd. $ 1,386,781
Total 121,403,489
Austria (0.2%)
53,531 OMV AG 3,054,874
3,856 Osterreichische Post AG 205,065
6,235 Semperit Aktiengesellschaft
Holding 250,627
12,289 Zumtobel AG 123,859
Total 3,634,425
Belgium (0.9%)
67,189 Anheuser-Busch InBev NV 4,843,564
22,339 bpost SA
a
268,015
1,236 Cofinimmo SA 188,279
13,315 D'ieteren Group 1,612,040
55,986 Groupe Bruxelles Lambert SA 6,268,811
3,728 KBC Groep NV 284,637
18,953 NV Bekaert SA 846,762
8,560 Telenet Group Holding NV 322,464
3,178 Tessenderlo Group
a
134,273
58,805 Warehouses De Pauw SCA 2,246,312
Total 17,015,157
Bermuda (0.4%)
130,500 CK Infrastructure Holdings, Ltd. 777,378
4,758 FLEX LNG, Ltd. 68,799
208,062 Golden Ocean Group, Ltd. 2,298,950
72,900 Hongkong Land Holdings, Ltd. 347,182
21,700 Jardine Matheson Holdings, Ltd. 1,387,064
598,000 K Wah International Holdings, Ltd. 290,281
258,000 Kerry Logistics Network, Ltd. 782,781
3,277,000 Pacific Basin Shipping, Ltd.
a
1,320,277
374,000 Road King Infrastructure, Ltd. 465,049
182,400 Shanghai Industrial Urban
Development Group, Ltd. 17,174
50,000 Yue Yuen Industrial Holdings, Ltd.
a
123,250
444,000 Yuexiu Transport Infrastructure, Ltd. 257,135
Total 8,135,320
Brazil (0.4%)
29,500 Ambev SA 101,184
23,000 Atacadao SA 97,294
10,900 Azul SA
a
95,812
66,500 B3 SA - Brasil Bolsa Balcao 223,948
30,400 Banco ABC Brasil SA 97,365
54,343 Banco Bradesco SA ADR 278,780
30,700 Banco do Brasil SA 198,256
3,600 Banco Inter SA 56,528
9,293 Banco Santander Brasil SA ADR 76,203
38,900 BB Seguridade Participacoes SA 181,368
11,600 BRF SA
a
63,483
16,300 CCR SA 44,045
15,952 Centrais Eletricas Brasileiras SA
ADR 137,985
21,900 Cia Brasileira de Distribuicao 170,311
7,929 Companhia Siderurgica Nacional
SA ADR 69,617
41,000 EDP - Energias do Brasil SA 146,399
14,500 Enauta Participacoes SA 52,417
22,300 ENGIE Brasil Energia SA 175,484
1,864 GOL Linhas Aereas Inteligentes
SA
a
8,642

International Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.7%) Value
Brazil (0.4%) - continued
54,273 Itau Unibanco Holding SA ADR $ 326,181
153,300 Itausa SA 344,584
41,300 JBS SA 242,379
1,400 Localiza Rent a Car SA 18,014
7,500 Locaweb Servicos de Internet SA
b
40,743
18,800 Magazine Luiza SA 79,943
40,000 Metalurgica Gerdau SA 111,062
2,800 Natura & Company Holding SA
a
31,801
23,300 Petro Rio SA
a
91,630
35,600 Petrobras Distribuidora SA 190,676
91,478 Petroleo Brasileiro SA 541,276
29,424 Petroleo Brasileiro SA ADR 359,855
53,800 Raia Drogasil SA 268,254
4,000 Sendas Distribuidora SA 69,146
7,500 Sul America SA 52,264
24,700 Telefonica Brasil SA 208,672
18,235 Telefonica Brasil SA ADR 154,998
81,600 TIM SA 189,325
3,343 TIM SA ADR 38,511
27,600 Usinas Siderurgicas de Minas
Gerais SA Usiminas 106,487
72,689 Vale SA ADR 1,658,036
8,700 WEG SA 58,842
Total 7,457,800
Canada (8.3%)
181,771 BCE, Inc. 8,963,908
33,284 Canadian Apartment Properties
REIT 1,560,557
119,165 Canadian National Railway
Company 12,573,080
118,788 Canadian Natural Resources, Ltd. 4,312,246
146,283 Canadian Pacific Railway, Ltd. 11,248,545
20,170 Canadian Western Bank 566,244
225,854 CGI, Inc.
a
20,477,356
478,823 CI Financial Corporation 8,787,692
127,458 Dollarama, Inc. 5,834,113
27,848 First Quantum Minerals, Ltd. 641,834
5,822 FirstService Corporation 998,560
3,415 Kinaxis, Inc.
a
449,245
196,482 Laurentian Bank of Canada 6,925,055
14,012 Onex Corporation 1,017,441
7,151 Open Text Corporation 363,146
103,996 Quebecor, Inc. 2,773,562
30,604 Restaurant Brands International,
Inc. 1,972,122
76,796 Rogers Communications, Inc.
c
4,082,653
204,904 Royal Bank of Canada 20,759,837
13,154 Shopify, Inc.
a
19,217,731
27,262 Sun Life Financial, Inc. 1,405,766
173,058 TC Energy Corporation
c
8,563,551
57,856 TELUS Corporation 1,297,513
104,353 Thomson Reuters Corporation 10,365,428
13,704 TMX Group, Ltd. 1,447,565
140,928 Toronto-Dominion Bank 9,876,102
Total 166,480,852
Cayman Islands (1.2%)
160,000 3SBio, Inc.
a,b
197,855
51,000 ANTA Sports Products, Ltd. 1,197,007
6,881 Baidu.com, Inc. ADR
a
1,403,036
28,000 Bizlink Holding, Inc. 260,150
28,000 China Education Group Holdings,
Ltd. 62,454
Shares Common Stock (92.7%) Value
Cayman Islands (1.2%) - continued
125,000 China Medical System Holdings,
Ltd. $ 328,553
44,000 China Meidong Auto Holdings, Ltd. 239,705
141,000 Consun Pharmaceutical Group,
Ltd. 91,861
3,000 Country Garden Services Holdings
Company, Ltd. 32,370
33,700 ENN Energy Holdings, Ltd. 640,494
407,000 IGG, Inc. 537,722
2,583 JOYY, Inc. ADR 170,400
31,000 Kingboard Holdings, Ltd. 171,873
94,000 Longfor Group Holdings, Ltd.
b
523,595
46,100 Meituan Dianping
a,b
1,901,679
59,000 NetDragon Websoft Holdings, Ltd. 157,170
16,482 NetEase, Inc. ADR 1,899,550
50,248 New Oriental Education &
Technology Group, Inc. ADR
a
411,531
8,222 NIO, Inc. ADR
a
437,410
1,667 Noah Holdings, Ltd. ADR
a
78,682
104,000 Perfect Medical Health
Management, Ltd. 125,555
2,226 Pinduoduo, Inc. ADR
a
282,747
1,196,500 Shui On Land, Ltd.
a
194,160
668,000 SITC International Holdings
Company, Ltd. 2,791,536
99,024 Tencent Holdings, Ltd. 7,455,766
8,000 Tingyi (Cayman Islands) Holding
Corporation 15,971
253,000 Want Want China Holdings, Ltd. 179,140
10,119 Weibo Corporation ADR
a
532,462
9,500 Wuxi Biologics (Cayman), Inc.
a,b
173,948
221,000 Xiabuxiabu Catering Management
Holdings Company, Ltd.
b
231,581
147,800 Xiaomi Corporation
a,b
514,036
54,000 Yihai International Holding, Ltd. 362,667
136,500 Zhongsheng Group Holdings, Ltd. 1,135,454
Total 24,738,120
Chile (<0.1%)
2,643 Banco de Credito e Inversiones SA 111,570
4,557 Banco Santander Chile SA ADR 90,547
2,897 CAP SA 49,704
49,141 Cencosud SA 97,768
6,579 Cia Cervecerias Unidas SA ADR 132,501
671,728 Colbun SA 93,855
28,404 Embotelladora Andina SA 65,763
9,193 Enel Chile SA ADR 27,119
52,717 SMU SA 6,256
Total 675,083
China (1.5%)
14,245 Aier Eye Hospital Group Company,
Ltd. 156,162
33,744 Alibaba Group Holding, Ltd. ADR
a
7,652,464
85,500 Anhui Conch Cement Company,
Ltd., Class H 453,208
8,414 Autohome, Inc. ADR 538,159
176,000 Bank of China, Ltd. 63,195
192,400 Bank of Jiangsu Company, Ltd. 211,499
30,000 Beijing North Star Company, Ltd. 5,599
5,995 BYD Company, Ltd., Class A 231,995
13,000 BYD Company, Ltd., Class H 390,212
528,000 China Cinda Asset Management
Company, Ltd. 100,592

International Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.7%) Value
China (1.5%) - continued
966,000 China Construction Bank
Corporation $ 758,024
86,400 China International Capital
Corporation, Ltd.
b
232,348
13,300 China International Travel Service
Corporation, Ltd. 616,899
51,000 China Merchants Bank Company,
Ltd. 434,428
67,800 China Pacific Insurance (Group)
Company, Ltd. 212,978
9,809 China Petroleum & Chemical
Corporation ADR 500,357
174,386 China Shenhua Energy Company,
Ltd., Class A 526,407
325,000 China Shenhua Energy Company,
Ltd., Class H 636,612
119,600 China Vanke Company, Ltd., Class
H 373,811
189,500 CITIC Securities Company, Ltd.
a
474,822
243,100 GF Securities Company, Ltd. 569,300
309,600 GF Securities Company, Ltd. 400,766
51,600 Guangzhou R&F Properties
Company, Ltd. 58,931
502,400 Haitong Securities Company, Ltd. 439,936
162,888 Henan Shuanghui Investment &
Development Company, Ltd. 800,958
60,486 Huadong Medicine Company, Ltd. 429,669
193,094 Industrial Bank Company, Ltd. 613,894
15,128 JD.com, Inc. ADR
a
1,207,366
11,900 Jiangsu Yangnong Chemical
Company, Ltd. 205,502
162,000 Jiangxi Copper Company, Ltd. 330,834
5,092 Kweichow Moutai Company, Ltd. 1,619,682
16,000 Lenovo Group, Ltd. 18,375
380,000 Metallurgical Corporation of China,
Ltd. 175,140
16,100 Midea Group Company, Ltd. 177,592
26,640 NARI Technology Company, Ltd. 95,753
20,000 Offcn Education Technology
Company, Ltd.
a
64,598
230,000 People's Insurance Company
(Group) of China, Ltd. 76,691
39,900 Perfect World Company, Ltd. 147,453
3,142 PetroChina Company, Ltd. ADR 154,052
194,000 PICC Property and Casualty
Company, Ltd. 169,697
21,600 Ping An Insurance (Group)
Company of China, Ltd., Class A 214,708
132,278 Ping An Insurance (Group)
Company of China, Ltd., Class H 1,293,070
99,377 S. F. Holding Company, Ltd. 1,039,587
45,600 Shandong Sun Paper Industry Joint
Stock Company, Ltd. 94,169
6,000 Shanghai Fosun Pharmaceutical
(Group) Company, Ltd. 48,428
50,100 Shanghai Lujiazui Finance & Trade
Zone Development Company,
Ltd. 103,297
187,000 Shanghai Pudong Development
Bank Company, Ltd. 289,238
81,900 Shenzhen Overseas Chinese Town
Company, Ltd. 94,306
13,600 Shenzhou International Group
Holdings, Ltd. 343,438
22,300 Suning.Com Company, Ltd.
d
19,292
Shares Common Stock (92.7%) Value
China (1.5%) - continued
212,000 Tong Ren Tang Technologies
Company, Ltd. $ 194,681
2,000 Tsingtao Brewery Company, Ltd.
a
21,508
30,248 Vipshop Holdings, Ltd. ADR
a
607,380
11,600 Wanhua Chemical Group
Company, Ltd. 195,216
20,400 Wuhu Sanqi Interactive
Entertainment Network
Technology Group Company,
Ltd. 75,845
15,500 WuXi AppTec Company, Ltd.
b
361,795
5,965 WuXi AppTec Company, Ltd. 144,319
13,600 Yunnan Baiyao Group Company,
Ltd. 243,376
14,000 Zhangzhou Pientzehuang
Pharmaceutical Company, Ltd. 970,531
226,000 Zijin Mining Group Company, Ltd. 303,267
74,000 Zoomlion Heavy Industry Science
and Technology Company, Ltd.,
Class A 105,700
104,400 Zoomlion Heavy Industry Science
and Technology Company, Ltd.,
Class H 109,277
Total 29,198,388
Colombia (<0.1%)
5,375 Bancolombia SA ADR 154,800
5,809 Interconexion Electrica SA 34,284
Total 189,084
Cyprus (<0.1%)
1,221 Ros Agro plc GDR 16,726
Total 16,726
Czech Republic (<0.1%)
11,177 CEZ AS 331,455
6,666 Komercni Banka AS
a
234,562
53,551 Moneta Money Bank AS
b
203,311
63 Philip Morris CR 41,863
Total 811,191
Denmark (3.3%)
1,180 A.P. Moller - Maersk AS, Class B 3,397,114
391 Alk-Abello AS
a
186,615
77,184 Carlsberg AS 14,403,775
1,181 ChemoMetec AS 159,270
29,470 Dampskibsselskabet Norden AS 937,495
14,940 DFDS AS
a
843,074
45,632 DSV AS 10,652,241
8,277 GN Store Nord AS 723,823
11,168 Jyske Bank AS
a
541,252
2,509 Netcompany Group AS
b
285,272
325,876 Novo Nordisk AS 27,278,640
9,428 Per Aarsleff Holding AS 424,868
504 Rockwool International AS 245,459
38,441 Royal Unibrew AS 4,898,265
29,109 Scandinavian Tobacco Group AS
b
594,744
1,781 Sydbank AS 54,882
8,947 Topdanmark AS 465,569
Total 66,092,358

International Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.7%) Value
Egypt (<0.1%)
59,335 Commercial International Bank
Egypt SAE GDR
a
$ 194,916
195,635 EFG Hermes Holding Company
a
165,389
Total 360,305
Finland (0.8%)
6,197 Kemira Oyj 97,653
31,974 KONE Oyj 2,609,527
110,892 Neste Oil oyj 6,802,326
47,487 Nokian Tyres plc 1,918,368
11,812 Orion Oyj 507,849
16,950 Stora Enso Oyj 309,521
5,703 Tieto Oyj 180,185
47,238 Tokmanni Group Corporation 1,306,208
47,559 UPM-Kymmene Oyj 1,800,480
29,258 Uponor Oyj 848,049
Total 16,380,166
France (6.2%)
64,081 Air Liquide SA 11,236,580
5,281 Alten SA 700,943
157,032 BNP Paribas SA 9,855,250
23,714 Coface SA 287,795
555 Credit Agricole SA 7,781
7,844 Derichebourg
a
79,343
41,956 Electricite de France 573,373
13,243 Eutelsat Communications 154,924
5,486 Gaztransport Et Technigaz SA 443,863
3,926 Hermes International 5,729,245
42,187 Ipsos SA 1,779,970
201,017 Legrand SA 21,275,600
6,103 LNA Sante 383,541
28,535 L'Oreal SA 12,743,527
9,394 LVMH Moet Hennessy Louis Vuitton
SE 7,389,839
13,188 Mercialys SA 159,701
3,408 Mersen
a
132,928
27,751 Metropole Television SA 583,747
9,154 Nexans SA 835,314
6,862 Quadient SAS 206,354
102,886 Rexel SA 2,154,238
2,999 Sartorius Stedim Biotech 1,419,395
158,741 Schneider Electric SE 25,024,593
3,459 Societe BIC SA 240,566
201,359 Societe Generale 5,956,471
40,242 Television Francaise 1 SA 407,464
274,246 Total SE 12,423,809
2,862 Trigano 591,771
3,893 Valneva SE
a
51,327
2,596 Wendel SA 349,344
Total 123,178,596
Germany (5.2%)
2,780 Aareal Bank AG 64,225
11,408 Adidas AG 4,256,976
113,149 Allianz SE 28,237,056
236,530 Alstria Office REIT AG 4,370,173
2,944 AURELIUS Equity Opportunities SE
& Company KGaA 90,504
15,867 Aurubis AG 1,472,724
430 Bechtle AG 79,919
3,773 Carl Zeiss Meditec AG 729,339
742 Cewe Stiftung & Company KGaA 114,905
Shares Common Stock (92.7%) Value
Germany (5.2%) - continued
5,562 CompuGroup Medical SE and
Company KGaA $ 435,608
6,916 Daimler AG 618,003
1,805 Dermapharm Holding SE 143,954
44,265 Deutsche Boerse AG 7,726,273
190,512 Deutsche Pfandbriefbank AG
b
1,886,000
295,258 Deutsche Telekom AG 6,244,694
5,583 ElringKlinger AG
a
99,502
16,192 Evonik Industries AG 543,619
21,916 Gerresheimer AG 2,424,067
762 Hornbach Holding AG & Company
KGaA 86,899
12,141 Jungheinrich AG 593,847
39,943 K+S AG
a
544,497
92,942 Klockner & Company SE
a
1,274,280
9,678 LEG Immobilien AG 1,393,211
32,589 Merck KGaA 6,253,041
658 New Work SE 206,759
16,853 Rheinmetall AG 1,665,295
13,577 SAP SE 1,907,018
5,433 Sartorius Aktiengesellschaft 2,827,914
9,764 Siemens AG 1,550,312
1,803 Sixt SE
a
242,926
4,668 Stroeer SE 373,948
78,599 Symrise AG 10,953,282
376,791 TAG Immobilien AG 11,942,932
15,015 Takkt AG 249,667
583 Volkswagen AG 191,611
10,753 Wacker Chemie AG 1,657,457
5,164 Zalando SE
a,b,d
593,306
Total 104,045,743
Greece (<0.1%)
87,864 Eurobank Ergasias Services and
Holdings SA
a
88,686
11,273 Hellenic Telecommnications
Organization SA 189,315
17,562 Mytilineos SA 319,446
838 Sarantis SA 8,844
Total 606,291
Hong Kong (0.9%)
102,071 AIA Group, Ltd. 1,266,250
381,000 CK Hutchison Holdings, Ltd. 2,966,012
72,000 CLP Holdings, Ltd. 711,565
769,440 CSPC Pharmaceutical Group, Ltd. 1,111,420
134,000 Far East Horizon, Ltd. 140,213
703,000 Galaxy Entertainment Group, Ltd.
a
5,621,252
203,778 Hang Lung Group, Ltd. 519,781
14,000 Henderson Land Development
Company, Ltd. 66,251
696,000 Hong Kong and China Gas
Company, Ltd. 1,080,696
82,000 Hysan Development Company, Ltd. 326,868
44,000 Kerry Properties, Ltd. 145,090
60,400 Link REIT 584,391
108,000 Luk Fook Holdings International,
Ltd. 372,817
111,000 New World Development Company,
Ltd. 575,640
173,500 Power Assets Holdings, Ltd. 1,064,607
66,000 Shanghai Industrial Holdings, Ltd. 97,329
57,000 Sun Hung Kai Properties, Ltd. 847,131
57,000 Swire Pacific, Ltd. 386,209

International Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.7%) Value
Hong Kong (0.9%) - continued
308,000 United Laboratories International
Holdings $ 252,781
77,000 Weichai Power Company, Ltd. 170,963
256,000 Yuexiu Property Company, Ltd. 269,697
Total 18,576,963
Hungary (<0.1%)
7,218 OTP Bank Nyrt
a
388,558
3,955 Richter Gedeon Nyrt 105,292
Total 493,850
India (0.8%)
8,290 ACC, Ltd. 225,009
20,116 Adani Ports and Special Economic
Zone, Ltd. 190,802
40,685 Aditya Birla Capital, Ltd.
a
64,286
62,633 Amara Raja Batteries, Ltd. 628,442
116,155 Ambuja Cements, Ltd. 533,140
5,274 APL Apollo Tubes, Ltd.
a
115,710
2,105 Apollo Hospitals Enterprise, Ltd. 102,579
7,552 Aurobindo Pharma, Ltd. 98,179
21,662 Bajaj Auto, Ltd.
a
1,205,927
1,143 Bajaj Finserv, Ltd.
a
186,530
252 Blue Dart Express, Ltd.
a
19,679
72,946 Cipla, Ltd.
a
954,390
10,324 Cummins India, Ltd. 125,052
8,090 Cyient, Ltd. 93,709
1,210 Dixon Technologies, Ltd. 72,092
1,571 Dr. Lal PathLabs, Ltd.
b
69,234
1,417 Endurance Technologies, Ltd.
a,b
31,023
26,594 Exide Industries, Ltd. 65,323
5,622 Glenmark Pharmaceuticals, Ltd. 49,414
8,853 Graphite India, Ltd.
a
76,055
4,541 Gujarat Gas, Ltd. 40,410
82,398 HCL Technologies, Ltd. 1,091,600
12,392 Heidelberg Cement India, Ltd. 42,168
15,336 Hero Motocorp, Ltd. 599,323
5,200 Housing Development Finance
Corporation 173,540
99,043 Infosys, Ltd. ADR 2,098,721
1,366 JK Cement, Ltd.
a
52,432
4,709 Jubilant FoodWorks, Ltd. 195,374
1,162 L&T Technology Services, Ltd.
b
45,450
8,681 Laurus Labs, Ltd.
b
80,556
4,563 Mahanagar Gas, Ltd. 69,834
7,101 Marico, Ltd. 50,733
35,727 Motherson Sumi Systems, Ltd. 116,584
492,641 Oil and Natural Gas Corporation,
Ltd. 781,833
414 Page Industries, Ltd. 164,599
5,338 Persistent Systems, Ltd. 211,401
1,861 Pidilite Industries, Ltd. 53,970
3,343 Piramal Enterprises, Ltd. 108,049
11,514 PNB Housing Finance, Ltd.
a,b
106,201
11,339 Polycab India, Ltd.
a
301,572
216,968 Power Grid Corporation of India,
Ltd. 679,103
17,549 Reliance Industries, Ltd. 499,030
778 Schaeffler India, Ltd. 59,005
1,998 Sundram Fasteners, Ltd. 21,762
3,449 Supreme Industries, Ltd. 100,484
34,583 Tata Consultancy Services, Ltd. 1,558,503
13,378 Tata Elxsi, Ltd. 775,755
6,172 Tech Mahindra, Ltd. 91,072
Shares Common Stock (92.7%) Value
India (0.8%) - continued
125,171 Wipro, Ltd. ADR $ 977,585
Total 16,053,224
Indonesia (<0.1%)
961,400 Mitra Adiperkasa Tbk PT
a
41,491
43,000 PT Charoen Pokphand Indonesia
Tbk 18,555
115,800 PT Japfa Comfeed Indonesia Tbk 13,837
396,700 PT Kalbe Farma Tbk 38,351
13,963 Telekomunikasi Indonesia Persero
Tbk PT ADR 302,578
Total 414,812
Ireland (<0.1%)
143,541 AIB Group plc
a
370,429
21,183 Glanbia plc 345,001
Total 715,430
Isle of Man (0.3%)
217,571 Entain plc
a
5,257,298
Total 5,257,298
Israel (0.4%)
186,256 Bank Hapoalim, Ltd.
a
1,495,379
243,935 Bank Leumi Le-Israel BM
a
1,853,595
2,432 Delek Group, Ltd.
a
163,227
4,742 First International Bank of Israel,
Ltd.
a
151,911
5,482 Kornit Digital, Ltd.
a
681,577
74,029 Mizrahi Tefahot Bank, Ltd.
a
2,280,431
94,808 Plus500, Ltd. 1,752,484
Total 8,378,604
Italy (2.1%)
266,940 A2A SPA 546,026
48,534 Amplifon SPA 2,399,697
52,704 Azimut Holding SPA 1,281,668
16,162 Banca Farmafactoring SPA
b
162,012
461,583 Banco BPM SPA 1,487,898
12,158 Biesse SPA
a
407,093
827 EL En SPA 42,690
1,253,872 Enel SPA 11,652,050
281,900 Eni SPA 3,436,788
7,971 Esprinet SPA 140,103
8,242 Interpump Group SPA 489,000
49,629 Iren SPA 141,644
75,670 Italgas SPA 494,971
359,694 Mediobanca SPA
a
4,208,464
102,202 Piaggio & C. SPA 402,344
73,002 Poste Italiane SPA
b
966,220
180,399 Recordati SPA 10,319,208
10,454 Reply SPA 1,716,976
8,708 Salvatore Ferragamo SPA
a
186,720
4,505,264 Telecom Italia SPA 2,241,670
Total 42,723,242
Japan (18.8%)
33,300 ABC-MART, Inc. 1,915,266
33 Activia Properties, Inc. 156,209
60 Advance Residence Investment
Corporation 199,870
45,600 Advantest Corporation 4,094,279

International Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.7%) Value
Japan (18.8%) - continued
26,400 AEON Financial Service Company,
Ltd. $ 311,565
140 AEON REIT Investment Corporation 206,935
2,900 Aica Kogyo Company, Ltd. 101,910
5,200 Aichi Steel Corporation 142,652
110,600 Air Water, Inc. 1,703,697
20,900 Alfresca Holdings Corporation 312,160
61,100 Amada Holdings Company, Ltd. 619,738
19,400 AnGes, Inc.
a,c
155,654
3,800 AOKI Holdings, Inc. 22,792
43,400 Arcs Company, Ltd. 944,726
55,300 Asahi Group Holdings, Ltd. 2,584,652
572,800 Astellas Pharmaceutical, Inc. 9,981,992
57,500 Autobacs Seven Company, Ltd. 765,819
22,800 Bandai Namco Holdings, Inc. 1,577,975
2,100 BayCurrent Consulting, Inc. 754,509
5,200 Canon Electronics, Inc. 80,352
1,100 Canon Marketing Japan, Inc. 25,542
5,400 Central Glass Company, Ltd. 103,671
55,600 Chiyoda Company, Ltd. 442,770
188,100 Chugai Pharmaceutical Company,
Ltd. 7,455,645
138,600 Citizen Watch Company, Ltd. 511,918
75,800 Dai Nippon Printing Company, Ltd. 1,604,038
144,400 Daicel Corporation 1,188,124
11,000 Daido Steel Company, Ltd. 544,536
17,400 Daikin Industries, Ltd. 3,242,486
66 Daiwa Office Investment
Corporation 458,805
753 Daiwa Securities Living Investment
Corporation 817,878
74,400 Dena Company, Ltd. 1,585,968
115,300 Denso Corporation 7,862,481
27,600 Dexerials Corporation 580,896
27,600 DIC Corporation 698,131
29,800 DIP Corporation 918,684
10,700 DISCO Corporation 3,253,326
16,500 Doshisha Company, Ltd. 256,779
1,800 DTS Corporation 42,932
8,300 Eagle Industry Company, Ltd. 84,061
40,300 Ebara Corporation 1,985,099
30,600 EDION Corporation 299,424
1,500 EIZO Corporation 66,929
1,900 EN-Japan, Inc. 67,463
37,800 Exedy Corporation 554,537
24,500 F.C.C. Company, Ltd. 356,790
8,600 Fast Retailing Company, Ltd. 6,464,519
128,700 Financial Products Group
Company, Ltd. 858,495
60,000 Fuji Soft, Inc. 3,004,143
5,200 Fujibo Holdings, Inc. 181,334
6,400 Furukawa Electric Company, Ltd. 159,587
1,300 Future Corporation 23,473
96 Global One Real Estate Investment
Corporation 108,040
24,900 Glory, Ltd. 517,144
4,800 Gree, Inc. 25,372
3,800 Gunze, Ltd. 158,264
14,900 H.U. Group Holdings, Inc. 384,472
37,700 H2O Retailing Corporation 306,638
36 Hankyu REIT, Inc. 52,111
28,100 Hanwa Company, Ltd. 813,195
518 Heiwa Real Estate REIT, Inc. 815,132
12,000 Hikari Tsushin, Inc. 2,108,953
10,200 Hogy Medical Company, Ltd. 313,569
Shares Common Stock (92.7%) Value
Japan (18.8%) - continued
10,100 Hokuto Corporation $ 174,620
49,900 Honda Motor Company, Ltd. 1,604,946
12,900 Hosiden Corporation 115,550
27,400 Hoya Corporation 3,624,208
237 Hulic REIT, Inc. 398,883
1,000 IDOM, Inc. 5,880
46,100 Iino Kaiun Kaisha, Ltd. 182,122
117,400 Inaba Denki Sangyo Company, Ltd. 2,736,072
11,000 Inabata & Company, Ltd. 169,605
3,438 Invincible Investment Corporation 1,322,573
23,000 Isetan Mitsukoshi Holdings, Ltd. 160,761
52,700 ITOCHU Techno-Solutions
Corporation 1,630,314
14,400 Izumi Company, Ltd. 541,653
8,600 Jaccs Company, Ltd. 201,359
5,400 JAFCO Company, Ltd. 336,703
8,000 Japan Aviation Electronics Industry,
Ltd. 141,280
1,216 Japan Hotel REIT Investment
Corporation 728,021
156 Japan Logistics Fund, Inc. 469,103
6,100 Japan Petroleum Exploration
Company, Ltd. 109,961
587,900 Japan Post Bank Company, Ltd. 4,944,453
1,148 Japan Retail Fund Investment
Corporation 1,244,398
120,400 Japan Tobacco, Inc. 2,275,358
800 Kaga Electronics Company, Ltd. 21,428
128,500 Kamigumi Company, Ltd. 2,607,768
1,700 Kaneka Corporation 68,589
44,100 Kanematsu Corporation 587,290
3,400 Kanematsu Electronics, Ltd. 109,898
126,429 Kao Corporation 7,795,622
267,900 KDDI Corporation 8,346,609
58 Kenedix Office Investment
Corporation 408,482
509 Kenedix Retail REIT Corporation 1,376,384
28,500 Keyence Corporation 14,353,267
151,400 Kinden Corporation 2,474,003
21,200 Kobe Bussan Company, Ltd. 667,936
51,100 Kobe Steel, Ltd. 328,230
36,500 Kokuyo Company, Ltd. 570,679
17,700 KOMEDA Holdings Company, Ltd. 329,647
267,100 Konica Minolta Holdings, Inc. 1,479,786
62,800 K's Holdings Corporation 721,717
4,400 Kureha Corporation 254,828
117,400 Kyoei Steel, Ltd. 1,527,037
8,900 Kyokuto Kaihatsu Kogyo Company,
Ltd. 126,617
22,400 Kyushu Electric Power Company,
Inc. 172,502
15,200 Lasertec Corporation 2,940,061
12,200 Lintec Corporation 264,508
50,500 M3, Inc. 3,679,346
20,800 Macnica Fuji Electronics Holdings,
Inc. 499,551
73,500 Maeda Corporation 637,609
2,500 Makino Milling Machine Company,
Ltd. 100,899
313,600 Marubeni Corporation 2,730,971
91,500 Marui Group Company, Ltd. 1,726,375
28,900 Maxell Holdings, Ltd.
a
323,118
5,700 Micronics Japan Company ,Ltd. 79,100
2,000 Milbon Company, Ltd. 113,051
21,500 Ministop Company, Ltd. 274,125

International Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.7%) Value
Japan (18.8%) - continued
5,000 MISUMI Group, Inc. $ 169,209
305,100 Mitsubishi Corporation 8,334,189
239,700 Mitsubishi Electric Corporation 3,479,782
650,700 Mitsubishi HC Capital, Inc. 3,489,376
3,600 Mitsubishi Logistics Corporation 106,632
9,400 Mitsubishi Research Institute, Inc. 334,503
804,300 Mitsubishi UFJ Financial Group,
Inc. 4,332,167
50,600 Mitsuboshi Belting, Ltd. 798,487
421,400 Mitsui & Company, Ltd. 9,492,332
27,800 Mitsui O.S.K. Lines, Ltd. 1,336,125
3,700 Modec, Inc. 68,517
599 Mori Hills REIT Investment
Corporation 898,581
23,800 MS and AD Insurance Group
Holdings, Inc. 688,111
13,500 Murata Manufacturing Company,
Ltd. 1,028,361
239,600 NEC Networks & System Integration
Corporation 3,783,031
1,200 Net One Systems Company, Ltd. 39,559
159,700 NHK Spring Company, Ltd. 1,314,566
70,200 Nidec Corporation 8,072,315
23,700 Nihon Unisys, Ltd. 713,191
34,500 Nikkon Holdings Company, Ltd. 752,520
42 Nippon Accommodations Fund,
Inc. 242,173
146 Nippon Building Fund, Inc. 909,661
62,900 Nippon Electric Glass Company,
Ltd. 1,477,039
78,830 Nippon Light Metal Holdings
Company, Ltd. 1,324,304
130 Nippon REIT Investment
Corporation 534,538
1,400 Nippon Shokubai Company, Ltd. 67,470
4,200 Nippon Steel Trading Corporation 165,185
400,800 Nippon Telegraph and Telephone
Corporation 10,478,992
1,900 Nippon Television Holdings, Inc. 22,162
18,400 Nissan Chemical Industries, Ltd. 899,393
982,605 Nissan Motor Company, Ltd.
a
4,895,031
25,900 Nisshin Oillio Group, Ltd. 716,176
1,500 Nitori Holdings Company, Ltd. 264,896
63,300 Nitto Kogyo Corporation 1,038,606
6,200 Nojima Corporation 153,180
15,900 NOK Corporation 197,816
800 NS Solutions Corporation 25,745
10,400 NS United Kaiun Kaisha, Ltd. 226,531
198,800 Obayashi Corporation 1,584,985
50,300 Okamura Corporation 681,751
12,400 Oki Electric Industry Company, Ltd. 113,513
4,800 Okuma Corporation 235,162
1 One REIT, Inc. 2,905
2,600 OPT Holdings, Inc. 52,561
3,700 OPTORUN Company, Ltd. 82,164
37,000 Oracle Corporation Japan 2,827,123
350,700 ORIX Corporation 5,927,395
41,400 OUTSOURCING, Inc. 751,669
13,600 Paramount Bed Holdings
Company, Ltd. 242,142
30,400 Pasona Group, Inc. 590,146
700 Pilot Corporation 23,754
37,300 PLENUS Company, Ltd. 682,385
41 Premier Investment Corporation 60,531
12,200 Prima Meat Packers, Ltd. 329,971
Shares Common Stock (92.7%) Value
Japan (18.8%) - continued
11,000 Proto Corporation $ 130,129
28,384 Recruit Holdings Company, Ltd. 1,391,917
225,300 Renesas Electronics Corporation
a
2,431,519
13,800 Resorttrust, Inc. 225,273
27,300 Rinnai Corporation 2,598,472
4,100 Rohm Company, Ltd. 377,314
16,200 ROHTO Pharmaceutical Company,
Ltd. 435,433
29,200 Round One Corporation 362,363
800 Ryobi, Ltd. 11,185
30,300 Ryoyo Electro Corporation 707,595
900 S Foods, Inc. 26,668
12,900 Samty Corporation, Ltd. 247,379
77,600 Sangetsu Company, Ltd. 1,082,539
21,300 Sankyu, Inc. 925,609
7,900 Sanyo Special Steel Company,
Ltd.
a
114,686
16,500 Sato Holdings Corporation 404,862
52,000 Sawai Group Holdings Company,
Ltd. 2,320,040
21,700 SCREEN Holdings Company, Ltd. 2,132,609
46,500 Secom Company, Ltd. 3,544,257
5,600 Seiko Holdings Corporation 111,752
62,200 Seino Holdings Company, Ltd. 797,996
76,200 Sekisui House, Ltd. 1,564,750
35,600 Senko Group Holdings Company,
Ltd. 347,869
96,300 Seven & I Holdings Company, Ltd. 4,612,851
20,800 Shikoku Electric Power Company 141,677
2,700 SHIMAMURA Company, Ltd. 259,034
45,700 Shin-Etsu Chemical Company, Ltd. 7,643,814
13,500 Shin-Etsu Polymer Company, Ltd. 124,797
4,600 Shinko Electric Industries
Company, Ltd. 168,144
27,300 Shionogi & Company, Ltd. 1,422,767
12,500 SHO-BOND Holdings Company,
Ltd. 520,429
292,800 SKY Perfect JSAT Holdings, Inc. 1,068,324
462,100 SoftBank Corporation 6,041,953
55,900 SoftBank Group Corporation 3,898,568
833,100 Sojitz Corporation 2,520,018
46,800 Sony Group Corporation 4,538,068
783 Star Asia Investment Corporation
REIT 437,509
5,400 Star Micronics Company, Ltd. 82,164
1,500 Sugi Holdings Company, Ltd. 109,439
373,200 Sumitomo Corporation 5,004,029
611,600 Sumitomo Electric Industries, Ltd. 9,033,287
18,400 Sumitomo Heavy Industries, Ltd. 508,798
228,400 Sumitomo Mitsui Financial Group,
Inc. 7,873,399
10,100 Sumitomo Osaka Cement
Company, Ltd. 275,171
3,600 Sumitomo Seika Chemicals
Company, Ltd. 116,572
1,500 Sumitomo Warehouse Company,
Ltd. 21,597
37,902 Sundrug Company, Ltd. 1,204,739
10,200 Taikisha, Ltd. 304,389
46,500 Taisei Corporation 1,526,149
25,100 Taiyo Holdings Company, Ltd. 1,186,418
107 Takara Leben Real Estate
Investment Corporation 119,553
12,100 Takara Standard Company, Ltd. 165,688
50,300 Takashimaya Company, Ltd. 548,376

International Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.7%) Value
Japan (18.8%) - continued
128,400 Takeda Pharmaceutical Company,
Ltd. $ 4,309,178
2,700 TechnoPro Holdings, Inc. 63,844
27,700 Terumo Corporation 1,121,919
9,800 TIS, Inc. 250,109
115,200 Toagosei Company, Ltd. 1,171,463
11,100 TOCALO Company, Ltd. 139,661
24,700 Tokai Rika Company, Ltd. 397,190
59,700 Tokio Marine Holdings, Inc. 2,749,798
21,600 Tokyo Electron, Ltd. 9,339,503
48,000 Tokyo Seimitsu Company, Ltd. 2,166,980
31,500 Tokyotokeiba Company, Ltd. 1,287,234
25 Tokyu REIT, Inc. 46,052
54,900 Toppan Forms Company, Ltd. 534,205
1,900 Toshiba TEC Corporation 78,127
25,400 Toyo Tanso Company, Ltd. 641,149
47,300 Toyo Tire & Rubber Company, Ltd. 1,001,582
14,200 Toyobo Company, Ltd. 170,318
24,900 Toyoda Gosei Company, Ltd. 614,148
25,500 Toyota Boshoku Corporation 529,285
49,600 Toyota Motor Corporation 4,335,739
33,600 Transcosmos, Inc. 928,447
3,900 Trend Micro, Inc. 204,218
13,300 TS Tech Company, Ltd. 205,930
68,200 Tsubakimoto Chain Company 1,947,424
169,300 TV Asahi Holdings Corporation 2,691,346
1,200 UACJ Corporation
a
30,099
7,200 ULVAC, Inc. 364,586
103,500 Ushio, Inc. 1,892,104
71,200 USS Company, Ltd. 1,244,605
8,600 Valor Company, Ltd. 175,065
6,500 ValueCommerce Company, Ltd. 188,683
2,100 Wacoal Holdings Corporation 47,567
1,500 World Company, Ltd.
a
19,789
9,200 Yellow Hat, Ltd. 163,095
28,700 Yuasa Trading Company, Ltd. 778,371
951,800 Z Holdings Corporation 4,763,247
5,100 ZEON Corporation 70,584
37,000 ZIGExN Company, Ltd. 139,196
Total 376,381,348
Jersey (0.2%)
60,573 Experian plc 2,338,670
766,848 Man Group plc 1,907,507
Total 4,246,177
Kuwait (<0.1%)
5,432 HumanSoft Holding Company KSC 67,697
62,942 Kuwait Finance House K.S.C.P. 158,556
12,334 Mobile Telecommunications
Company KSCP 24,112
Total 250,365
Luxembourg (0.9%)
10,093 Allegro.eu SA
a,b
173,696
21,387 APERAM 1,098,350
747,750 B&M European Value Retail SA 5,936,269
31,255 Eurofins Scientific SE
a
3,574,899
19,169 Solutions 30 SE
a
132,514
278,887 Tenaris SA ADR 6,107,625
Total 17,023,353
Shares Common Stock (92.7%) Value
Malaysia (<0.1%)
6,600 AEON Credit Service (M) Berhad $ 18,473
82,727 Berjaya Sports Toto Berhad 39,456
42,500 Bursa Malaysia Berhad 81,169
32,300 Hong Leong Bank Berhad 145,648
124,100 Mah Sing Group Berhad 25,259
73,000 Press Metal Aluminium Holdings
Berhad 84,052
208,600 Public Bank Berhad 206,515
17,200 TIME dotCom Berhad 58,263
8,700 V.S. Industry Berhad, Warrants
(Expires 06/14/2024)
a
555
32,800 Yinson Holdings Berhad 39,583
Total 698,973
Mexico (0.1%)
19,182 America Movil SAB de CV ADR 287,730
24,500 Arca Continental SAB de CV 141,784
643 Coca-Cola FEMSA SAB de CV ADR 34,034
25,800 Corporacion Inmobiliaria Vesta,
SAB de CV 50,270
2,638 Fomento Economico Mexicano SAB
de CV ADR 222,937
2,545 Grupo Aeroportuario del Sureste,
SAB de CV 46,857
64,933 Grupo Financiero Banorte SAB de
CV ADR 418,120
83,800 Grupo Mexico, SAB de CV 394,996
33,000 Megacable Holdings SAB de CV 117,223
4,500 Regional SA 26,667
190,500 Wal-Mart de Mexico, SAB de CV 622,226
Total 2,362,844
Netherlands (5.0%)
102,578 Aalberts NV 5,524,806
102,578 Aalberts NV, DRIP
a,d
12
158,186 ABN AMRO Group NV
a,b
1,916,793
166,695 Aegon NV, DRIP
a,d
20
34,046 AerCap Holdings NV
a
1,743,496
50,348 ASML Holding NV 34,756,113
1,775 Basic-Fit NV
a,b
76,143
9,541 Brunel International NV 123,794
130,815 Euronext NV
b
14,231,117
20,384 Ferrari NV 4,208,193
40,899 Flow Traders
b
1,759,430
80,507 ForFarmers BV 475,396
6,381 IMCD NV 1,016,715
328,148 ING Groep NV 4,355,942
299,580 Koninklijke (Royal) KPN NV 936,981
89,851 Koninklijke DSM NV 16,796,087
15,046 NN Group NV 710,761
364,318 PostNL NV 1,979,474
13,534 RHI Magnesita NV 758,223
63,325 Signify NV
b
4,019,730
88,213 Unilever NV 5,163,496
5,118 Van Lanschot Kempen NV 130,173
1,860 Yandex NV
a
131,983
Total 100,814,878
New Zealand (0.3%)
231,034 Contact Energy, Ltd. 1,338,285
109,353 Fletcher Building, Ltd. 574,677
153,246 Meridian Energy, Ltd. 571,372
8,676 Spark New Zealand, Ltd. 29,123

International Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.7%) Value
New Zealand (0.3%) - continued
33,653 Xero, Ltd.
a
$ 3,461,546
Total 5,975,003
Norway (1.2%)
893 Atea ASA 17,372
8,672 Austevoll Seafood ASA 107,637
653,582 DnB ASA 14,244,312
7,630 Entra ASA
b
174,397
262,090 Equinor ASA 5,548,056
152,978 Europris ASA
b
959,316
6,743 Kongsberg Gruppen ASA 173,723
5,550 Nordic Semiconductor ASA
a
140,711
4,799 Orkla ASA 48,907
5,463 Selvaag Bolig ASA 37,752
39,261 SpareBank 1 SMN 543,943
26,515 Veidekke ASA 354,759
61,605 Wallenius Wilhelmsen ASA
a
214,504
44,221 XXL ASA
a,b
93,701
12,680 Yara International ASA 668,164
Total 23,327,254
Philippines (<0.1%)
2,235 Globe Telecom, Inc. 84,245
12,070 Manila Electric Company 68,535
2,000 Puregold Price Club, Inc. 1,659
Total 154,439
Poland (0.1%)
23,854 Asseco Poland SA 482,749
282 Bank Handlowy w Warszawie SA
a
3,379
9,627 Bank Pekao SA
a
234,930
2,329 CCC Spolka Akcyjna
a
68,707
3,351 Jastrzebska Spolka Weglowa SA
a
30,956
39 Mercator Medical Spolka Akcyjna
a
2,678
33,289 Powszechna Kasa Oszczednosci
Bank Polski SA
a
330,278
Total 1,153,677
Portugal (0.1%)
143,068 Banco Comercial Portugues SA
a
22,948
24,652 CTT-Correios de Portugal SA 141,178
81,550 Galp Energia SGPS SA 886,664
101,924 Sonae 96,928
Total 1,147,718
Russian Federation (0.3%)
79,510 Alrosa PJSC 146,176
118,427 Gazprom PJSC ADR 904,030
5,414 Lukoil ADR 502,486
4,726 Mechel PJSC ADR
a
9,594
6,641 MMC Norilsk Nickel PJSC ADR 226,585
759 Novatek PJSC GDR 166,551
1,485 Novolipetsk Steel OJSC GDR 46,811
168 PAO Transneft 397,359
50,866 Rosneft Oil Company PJSC GDR 394,513
339,070 Sberbank of Russia PJSC 1,416,771
13,796 Severstal PJSC 296,197
15,060 Sovcomflot OAO
a
19,151
553,400 Surgutneftegas PJSC 350,545
46,071 Surgutneftegas PJSC ADR 228,846
Total 5,105,615
Shares Common Stock (92.7%) Value
Saudi Arabia (0.2%)
5,676 Al Jouf Agricultural Development
Company $ 127,576
33,231 Al Rajhi Bank 984,089
2,522 Arab National Bank 15,270
18,715 Arabian Cement Company 226,540
24,793 Arriyadh Development Company 161,957
64,889 Bank AlJazira
a
320,389
4,267 Banque Saudi Fransi 43,687
1,754 Dr. Sulaiman Al Habib Medical
Services Group Company 76,506
11,361 Eastern Province Cement Company 147,972
5,135 Jarir Marketing Company 289,157
17,899 National Commercial Bank 274,885
1,846 National Medical Care Company 33,469
2,791 Qassim Cement Company 63,997
61,487 Riyad Bank 434,439
10,526 Saudi Arabian Oil Company
b
98,508
17,816 Saudi Basic Industries Corporation 579,196
12,733 Saudi British Bank
a
107,032
9,207 Saudi Industrial Investment Group
Company 86,028
4,356 Saudi Industrial Services Company 54,720
9,111 Saudi Telecom Company 319,873
4,076 Southern Province Cement
Company 94,983
5,859 United International Transportation
Company 70,517
10,025 Yanbu Cement Company 118,944
Total 4,729,734
Singapore (1.1%)
1,813,900 Ascendas REIT 3,986,083
2,286 China Yuchai International, Ltd. 36,667
663,700 DBS Group Holdings, Ltd. 14,765,539
181,000 Fortune Real Estate Investment
Trust
a
193,917
64,600 Keppel DC REIT 119,730
124,800 SembCorp Industries, Ltd. 199,064
47,800 Singapore Exchange, Ltd. 398,120
379,900 Singapore Press Holdings, Ltd. 484,259
143,600 Wing Tai Holdings, Ltd. 192,221
1,724,800 Yangzijiang Shipbuilding Holdings,
Ltd. 1,812,157
629,300 Yanlord Land Group, Ltd. 571,378
Total 22,759,135
South Africa (0.2%)
45,234 AECI, Ltd. 309,301
5,190 African Rainbow Minerals, Ltd. 92,806
1,777 Anglo American Platinum, Ltd. 205,231
25,466 Barloworld, Ltd. 189,996
97 Capitec Bank Holdings, Ltd. 11,434
44,724 DataTec, Ltd.
a
86,316
1,856 Exxaro Resources, Ltd. 21,890
46,439 FirstRand, Ltd. 174,234
14,649 Impala Platinum Holdings, Ltd. 240,940
14,385 Investec, Ltd. 54,961
4,416 Kumba Iron Ore, Ltd. 197,336
109,278 Momentum Metropolitan Holdings 149,224
17,139 Motus Holdings, Ltd. 112,028
14,509 Mr Price Group, Ltd. 213,896
35,984 MTN Group, Ltd.
a
259,969
6,446 Naspers, Ltd. 1,359,120
55,028 Ninety One, Ltd. 164,737

International Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.7%) Value
South Africa (0.2%) - continued
19,308 Old Mutual, Ltd. $ 18,253
10,226 Pick n Pay Stores, Ltd. 37,775
55,422 Sanlam, Ltd. 238,183
9,484 Sasol, Ltd.
a
144,481
8,808 Shoprite Holdings, Ltd. 95,876
24,033 Sibanye Stillwater, Ltd. 100,155
2,550 Spar Group, Ltd. 32,302
8,569 Standard Bank Group 76,526
14,782 Telkom SA SOC, Ltd. 48,000
Total 4,634,970
South Korea (0.8%)
10,957 Cheil Worldwide, Inc. 244,565
409 Chong Kun Dang Company, Ltd. 39,039
5,875 Chong Kun Dang Pharmaceutical
Corporation 714,601
1,819 Daou Technology, Inc. 46,013
874 Dentium Company, Ltd. 50,367
766 DIO Corporation
a
28,181
8,521 DongKook Pharmaceutical
Company, Ltd. 213,532
7,057 Green Cross Holdings Corporation 213,740
1,331 Hansol Chemical Company, Ltd. 289,969
328 Hanwha Aerospace Company, Ltd. 13,680
162 Hugel, Inc.
a
34,538
240 Huons Global Company, Ltd. 14,318
758 Hyundai Glovis Company, Ltd. 140,640
1,571 Hyundai Green Food Company,
Ltd. 15,000
258 Hyundai Home Shopping Network
Corporation 20,712
550 Hyundai Motor Company 117,030
13,420 Hyundai Steel Company 640,683
14,427 JB Financial Group Corporation,
Ltd. 96,630
11,810 Kia Corporation 941,173
445 Korea Electric Terminal Company,
Ltd. 39,933
201 Korea Zinc Company, Ltd. 77,078
518 Kumho Petrochemical Company,
Ltd. 100,926
1,159 LG Chem, Ltd. 875,149
6,529 LG International Corporation 180,873
701 Lotte Shopping Company, Ltd. 71,857
5,168 LS Electric Company, Ltd. 256,551
6,062 Meritz Fire & Marine Insurance
Company, Ltd. 109,922
36,048 Meritz Securities Company, Ltd. 151,631
877 NAVER Corporation 325,427
1,237 Osstem Implant Company, Ltd. 124,915
4,007 POSCO 1,238,362
1,985 Samsung Electro-Mechanics
Company, Ltd. 311,283
71,729 Samsung Electronics Company,
Ltd. 5,134,803
18,428 Samsung Securities Corporation,
Ltd. 735,190
706 Sebang Global Battery Company,
Ltd. 60,755
4,359 Sillicon Works Company, Ltd. 470,038
1,891 SK Holdings Company, Ltd. 473,973
9,251 SK Hynix, Inc. 1,044,148
113 Taekwang Industrial Corporation,
Ltd. 116,945
Shares Common Stock (92.7%) Value
South Korea (0.8%) - continued
251 UNID Company, Ltd. $ 17,286
Total 15,791,456
Spain (1.2%)
2,064 Acciona SA 311,722
168,020 Acerinox SA 2,034,471
66,121 Applus Services SA
a
646,039
572,918 Banco Bilbao Vizcaya Argentaria
SA 3,553,795
3,235,885 Banco de Sabadell SA
a
2,209,173
849,302 Banco Santander SA 3,248,619
410,729 Bankinter SA 2,066,391
111,740 CIA De Distribucion Integral 2,297,421
5,892 CIE Automotive SA 174,476
8,858 Gestamp Automocion SA
a,b
46,979
76,495 Iberdrola SA 932,828
51,463 Industria de Diseno Textil SA 1,816,990
1,271 Laboratorios Farmaceuticos ROVI,
SA 88,014
8,997 Let's GOWEX SA
a,d,e
1
469,342 Liberbank SA 172,397
236,707 Linea Directa Aseguradora SA
a
495,952
473,997 Mediaset Espana Comunicacion
SA
a
2,973,195
4,249 Viscofan SA 296,169
Total 23,364,632
Sweden (4.6%)
6,864 AB Industrivarden, Class A 266,962
282,785 AB Industrivarden, Class C 10,351,647
9,948 Addtech AB 165,137
54,437 Alfa Laval AB 1,924,089
192,230 Arjo AB 1,981,502
149,197 Assa Abloy AB 4,497,979
305,670 Atlas Copco AB, Class A 18,770,699
91,245 Atlas Copco AB, Class B 4,805,550
14,637 Axfood AB 405,037
203,195 Betsson AB 1,657,262
5,584 Bilia AB 118,391
49,577 Biotage AB 1,173,660
20,485 Boliden AB 788,253
15,191 Bonava  AB 167,258
100,070 Castellum AB 2,547,895
21,755 Dios Fastigheter AB 225,227
95,228 Dometic Group AB
b
1,622,680
14,803 Elekta AB 214,612
20,371 Evolution Gaming Group AB
b
3,222,327
12,896 Fabege AB 206,788
3,499 Fortnox AB 172,045
47,321 Getinge AB 1,785,071
305,029 Granges AB 4,236,635
504,118 Hexpol AB 6,232,040
20,855 Holmen AB 942,024
364,778 Husqvarna AB 4,847,987
45,850 Indutrade AB 1,173,784
4,876 Intrum AB 159,727
59,896 Inwido AB 1,035,707
17,597 Kungsleden AB 213,020
16,715 L E Lundbergforetagen AB 1,078,797
141,414 LeoVegas AB
b
627,912
39,655 Lindab International AB 925,686
23,707 Mekonomen Aktiebolag
a
391,695
2,010 New Wave Group AB
a
25,492
50,321 Nobia AB 429,117

International Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.7%) Value
Sweden (4.6%) - continued
195,331 Nobina AB
b
$ 1,774,356
12,096 Nordic Entertainment Group AB
a
533,547
107,235 Resurs Holding AB
b
529,823
4,354 SAAB AB 115,592
7,379 Skanska AB 195,906
29,163 SSAB AB, Class A
a
142,909
243,696 SSAB AB, Class B
a
1,067,490
6,409 Swedish Orphan Biovitrum AB
a
116,863
74,001 Thule Group AB
b
3,280,324
130,253 Trelleborg AB 3,027,408
39,725 Volvo AB, Class B
c
957,350
31,824 Wihlborgs Fastigheter AB 690,200
Total 91,821,462
Switzerland (8.8%)
4,577 ALSO Holding AG 1,321,208
12,696 Ascom Holding AG
a
209,832
4,789 Bachem Holding AG 2,840,658
62,099 Baloise Holding AG 9,695,992
306 Barry Callebaut AG 711,167
1,982 BKW FMB Energie 206,433
192 Bossard Holding AG 58,674
3,273 Bucher Industries AG 1,713,897
5 Chocoladefabriken Lindt and
Spruengli AG 523,642
24,678 Coca-Cola HBC AG 893,259
2,034 DKSH Holding AG 155,821
58 dormakaba Holding AG 39,559
1,101 EMS-CHEMIE Holding AG 1,082,180
308,324 Ferrexpo plc 1,829,009
161 Forbo Holding AG 304,783
5,299 Geberit AG 3,980,457
167 Gurit Holding AG 364,593
20,152 Holcim, Ltd. 1,211,299
10,509 Huber & Suhner AG 888,582
124 Interroll Holding AG 491,753
6,650 Kuehne & Nagel International AG 2,276,024
562 Lindt & Spruengli AG 5,591,149
7,674 Lonza Group AG 5,440,534
238,802 Nestle SA 29,765,972
369,161 Novartis AG 33,677,297
22,306 OC Oerlikon Corporation AG 247,717
6,603 Partners Group Holding AG 10,009,795
82,723 PSP Swiss Property AG 10,504,076
8,098 Roche Holding AG 3,051,635
392 SGS SA 1,210,286
793 Siegfried Holding AG 744,192
42,813 Sika AG 14,027,164
35,242 Sonova Holding AG 13,274,069
12,655 Swiss Life Holding AG 6,156,070
22,480 Tecan Group AG 11,139,285
1,125 VAT Group AG
b
374,129
1,985 Vontobel Holding AG 154,917
6,309 Zehnder Group AG 602,423
Total 176,769,532
Taiwan (1.1%)
206,000 Asia Cement Corporation 374,824
506,000 Capital Securities Corporation 307,772
71,000 Chipbond Technology Corporation 183,751
465,000 CTBC Financial Holding Company,
Ltd. 378,665
147,000 Delta Electronics, Inc. 1,596,987
Shares Common Stock (92.7%) Value
Taiwan (1.1%) - continued
72,000 Feng Hsin Iron & Steel Company,
Ltd. $ 209,858
57,000 Formosa Plastics Corporation 210,638
364,000 Fubon Financial Holding Company,
Ltd. 964,991
57,000 Giga-Byte Technology Company,
Ltd. 219,555
23,000 Greatek Electronics, Inc. 65,009
31,000 Holtek Semiconductor, Inc. 111,242
12,000 Hon Hai Precision Industry
Company, Ltd. 48,180
27,000 Huaku Development Company, Ltd. 82,369
346,566 IBF Financial Holdings Company,
Ltd. 205,148
8,000 International Games System Co.,
Ltd. 241,503
392,000 King Yuan Electronics Company,
Ltd. 631,326
70,354 Makalot Industrial Company, Ltd. 691,668
2,000 MediaTek, Inc. 68,972
25,000 Nan Ya Plastics Corporation 74,581
15,000 Nantex Industry Company, Ltd. 77,316
49,000 Novatek Microelectronics
Corporation 875,780
15,000 Phison Electronics Corporation 257,984
7,000 Realtek Semiconductor Corporation 126,804
224,645 Sigurd Microelectronics
Corporation 451,241
6,000 Simplo Technology Company, Ltd. 77,266
39,000 Sinbon Electronics Company, Ltd. 383,204
19,000 Sitronix Technology Corporation 213,074
18,000 Syncmold Enterprise Corporation 53,871
52,000 Systex Corporation 168,689
362,737 Taichung Commercial Bank
Company, Ltd. 151,016
19,000 Taiwan Cogeneration Corporation 26,379
7,000 Taiwan Hon Chuan Enterprise
Company, Ltd. 19,302
22,000 Taiwan Paiho, Ltd. 80,479
492,515 Taiwan Semiconductor
Manufacturing Company, Ltd. 10,607,804
129,000 Topco Scientific Company, Ltd. 578,411
13,000 Tripod Technology Corporation 62,969
348,000 Tung Ho Steel Enterprise
Corporation 655,604
171,000 United Microelectronics
Corporation 324,268
5,000 Universal Vision Biotechnology
Company, Ltd. 61,909
35,000 Vanguard International
Semiconductor Corporation 148,274
13,000 Wah Lee Industrial Corporation 38,400
Total 22,107,083
Thailand (0.1%)
5,800 AEON Thana Sinsap (Thailand)
Public Company, Ltd. NVDR 34,456
355,200 AP (Thailand) Public Company, Ltd.
NVDR 92,630
154,800 Bangkok Bank Public Company,
Ltd. NVDR 546,633
84,100 Com7 Public Company, Ltd. NVDR 183,280
116,600 Eastern Polymer Group Public
Company, Ltd. NVDR 40,026
110,000 Kasikornbank pcl NVDR 406,000

International Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (92.7%) Value
Thailand (0.1%) - continued
680,800 Land and Houses Public Company,
Ltd. NVDR $ 168,860
10,100 PTT Exploration and Production
Public Company, Ltd. NVDR 36,957
161,700 Ratchthani Leasing Public
Company, Ltd. NVDR 24,758
48,200 Srisawad Corporation Public
Company, Ltd. NVDR 103,528
196,000 Thai Vegetable Oil Public
Company, Ltd. NVDR 200,371
192,700 TISCO Financial Group Public
Company, Ltd. 532,657
Total 2,370,156
Turkey (<0.1%)
13,651 Anadolu Efes Biracilik ve Malt
Sanayii AS 34,901
1,411 Ford Otomotiv Sanayi AS 27,527
34,105 Is Yatirim Menkul Degerler AS 55,498
16,009 Koza Altin Isletmeleri AS
a
215,463
24,442 Koza Anadolu Metal Madencilik
Isletmeleri AS
a
39,990
4,561 Nuh Cimento Sanayi AS 21,119
779 Otokar Otomotiv ve Savunma
Sanayi AS 24,873
36,400 TAV Havalimanlari Holding AS
a
99,122
3,289 Turkcell Iletisim Hizmetleri AS ADR 15,360
58,625 Turkiye Garanti Bankasi AS 55,975
6,696 Vestel Elektronik Sanayi ve Ticaret
AS
a
23,302
Total 613,130
United Kingdom (8.5%)
54,355 888 Holdings Public Company, Ltd. 288,885
1,492,428 Auto Trader Group plc
a,b
13,070,675
106,742 Avacta Group plc
a
260,761
4,984 Bank of Georgia Group plc
a
92,660
1,934,223 Barclays plc 4,590,055
241,564 Barratt Developments plc 2,325,941
53,573 Bellway plc 2,400,134
1,786,037 BP plc 7,832,468
6,917 Brewin Dolphin Holdings plc 33,267
79,666 British American Tobacco plc 3,093,075
338,049 BT Group plc
a
908,455
42,376 Cairn Energy plc 85,595
64,505 Central Asia Metals plc 212,366
8,489 Chemring Group plc 33,761
36,342 CMC Markets plc
b
231,250
11,377 Coca-Cola European Partners plc 674,884
31,317 Computacenter plc 1,116,111
78,718 Crest Nicholson Holdings plc
a
456,687
48,287 Croda International plc 4,924,986
13,879 CVS Group plc
a
465,043
53,415 Dechra Pharmaceuticals plc 3,228,943
290,937 Diageo plc 13,944,163
10,762 Diploma plc 432,936
45,934 Dixons Carphone plc
a
82,730
1,445 Euromoney Institutional Investor plc 20,387
136,525 FirstGroup plc
a
154,672
2,064 Frasers Group plc
a
17,210
13,126 Genus plc 901,455
3,232 Go-Ahead Group plc
a
49,984
19,396 Grainger plc 76,442
155,701 Halfords Group plc
a
928,722
Shares Common Stock (92.7%) Value
United Kingdom (8.5%) - continued
549,293 Halma plc $ 20,464,023
110,837 Hays plc
a
243,167
6,395 Hill & Smith Holdings plc 132,162
226,144 Howden Joinery Group plc 2,557,451
315,223 HSBC Holdings plc 1,819,310
166,218 IG Group Holdings plc 1,947,792
60,340 Imperial Brands plc 1,301,094
173,198 Inchcape plc 1,843,264
28,846 InterContinental Hotels Group plc
a
1,922,600
92,601 Intermediate Capital Group plc 2,723,685
1,677,126 ITV plc
a
2,914,841
204,379 John Wood Group plc
a
622,648
141,166 Just Group plc
a
182,077
18,253 Kainos Group plc 372,428
66,985 LondonMetric Property plc 214,274
125,153 Marks and Spencer Group plc
a
253,827
3,718 Marshalls plc 35,317
34,321 Marston's plc
a
41,755
42,436 Mondi plc 1,117,266
507,798 Moneysupermarket.com Group plc 1,802,730
4,320 Morgan Advanced Materials plc 21,095
18,713 Morgan Sindall Group plc 557,836
3,217 Next plc
a
350,118
7,637 OSB Group plc 49,018
339,371 PageGroup plc
a
2,624,232
183,458 Paragon Banking Group plc 1,292,994
75,304 Pennon Group plc 1,183,418
114,184 Playtech plc
a
671,606
46,801 Reach plc 178,034
95,795 Redde Northgate plc 529,137
16,400 Redrow plc 139,117
483,533 RELX plc 12,821,682
5,168 Renishaw plc 352,333
53,360 Rio Tinto plc 4,406,864
459,655 Royal Dutch Shell plc, Class A 9,215,093
741,403 Royal Dutch Shell plc, Class B 14,392,685
104,044 Royal Mail plc
a
831,918
35,932 S4 Capital plc
a
312,145
9,269 Safestore Holdings plc 121,422
47,025 Savills plc 750,687
8,069 Severn Trent plc 279,330
11,042 Spectris plc 495,255
27,724 Spirax-Sarco Engineering plc 5,221,721
212,115 Spirent Communications plc 723,086
61,320 St. James's Place plc 1,253,790
178,787 Stagecoach Group plc
a
203,046
195,107 Standard Chartered plc 1,245,133
198,943 Tate & Lyle plc 2,034,765
725,049 Tritax Big Box REIT plc 1,969,932
8,970 Vesuvius plc 65,665
3,771 Vistry Group plc 61,371
Total 169,800,942
United States (0.1%)
24,450 Yum China Holding, Inc. 1,619,813
Total 1,619,813
Virgin Islands, British (<0.1%)
2,334 Mail.Ru Group, Ltd. GDR
a
53,006
Total 53,006
Total Common Stock
(cost $1,553,562,541) 1,858,109,212

International Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
10,831,642 Thrivent Cash Management Trust $ 10,831,642
Total Collateral Held for
Securities Loaned
(cost $10,831,642) 10,831,642
Shares Preferred Stock ( 0.3% )
Brazil (<0.1%)
12,900 Bradespar SA 192,911
Total 192,911
Germany (0.2%)
3,788 Sixt SE 305,653
19,486 Volkswagen AG 4,885,743
Total 5,191,396
South Korea (0.1%)
757 LG Chem, Ltd. 257,863
14,429 Samsung Electronics Company,
Ltd. 944,379
Total 1,202,242
Total Preferred Stock
(cost $5,890,473) 6,586,549
Principal
Amount Long-Term Fixed Income ( <0.1% )
Venezuela (<0.1%)
Petroleos de Venezuela SA
$ 11,370,000 6.000%,  10/28/2022
f
295,620
7,010,000 6.000%,  5/16/2024
f
297,925
1,326,000 6.000%,  11/15/2026
f
56,355
1,410,000 5.375%,  4/12/2027
f
59,925
210,000 5.500%,  4/12/2037
f
8,925
Total 718,750
Total Long-Term Fixed Income
(cost $7,583,707) 718,750
Shares or
Principal
Amount Short-Term Investments ( 6.7% )
Federal Home Loan Bank Discount
Notes
500,000 0.020%,  7/15/2021
g,h
499,994
300,000 0.009%,  7/28/2021
g,h
299,993
500,000 0.011%,  8/4/2021
g,h
499,981
400,000 0.003%,  8/6/2021
g,h
399,984
1,300,000 0.013%,  8/11/2021
g,h
1,299,941
7,400,000 0.042%,  9/22/2021
g,h
7,399,147
Thrivent Core Short-Term Reserve
Fund
12,286,849 0.140% 122,868,486
Total Short-Term Investments
(cost $133,141,652) 133,267,526
Total Investments (cost
$1,711,010,015) 100.3% $2,009,513,679
Other Assets and Liabilities,
Net (0.3%) (5,061,061)
Total Net Assets 100.0% $2,004,452,618
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2021, the value of these investments was $57,484,195 or 2.9% of
total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e In bankruptcy.  Interest is being accrued per the bankruptcy agreement terms.
f Defaulted security.  Interest is not being accrued.
g The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Allocation
Portfolio as of June 30, 2021:
Securities Lending Transactions
Common Stock $ 10,278,842
Total lending $10,278,842
Gross amount payable upon return of
collateral for securities loaned $10,831,642
Net amounts due to counterparty
$552,800
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
DRIP - Dividend Reinvestment Plan
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 303,745,167
Gross unrealized depreciation (35,508,924)
Net unrealized appreciation (depreciation) $ 268,236,243
Cost for federal income tax purposes $ 1,737,668,859

International Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing International Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 117,774,536 3,140,656 114,633,879 1
Consumer Discretionary 205,588,800 14,190,833 190,785,369 612,598
Consumer Finance 103,528 – 103,528 –
Consumer Staples 137,203,425 1,133,973 136,069,452 –
Energy 96,649,676 7,121,889 89,527,787 –
Financials 332,269,076 1,005,193 331,263,863 20
Health Care 188,952,251 – 188,952,251 –
Industrials 312,031,863 2,461,740 309,570,111 12
Information Technology 222,853,088 24,220,706 198,632,382 –
Materials 144,030,630 1,667,630 142,363,000 –
Real Estate 76,728,810 – 76,728,810 –
Utilities 23,923,529 137,985 23,785,544 –
Preferred Stock
Consumer Discretionary 4,885,743 – 4,885,743 –
Financials 192,911 – 192,911 –
Industrials 305,653 – 305,653 –
Information Technology 944,379 – 944,379 –
Materials 257,863 – 257,863 –
Long-Term Fixed Income
Energy 718,750 – 718,750 –
Short-Term Investments 10,399,040 – 10,399,040 –
Subtotal Investments in Securities $1,875,813,551 $55,080,605 $1,820,120,315 $612,631
Other Investments  * Total
Affiliated Short-Term Investments 122,868,486
Collateral Held for Securities Loaned 10,831,642
Subtotal Other Investments $133,700,128
Total Investments at Value $2,009,513,679
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 3,608,577 3,608,577 – –
Total Liability Derivatives $3,608,577 $3,608,577 $– $–
The following table presents International Allocation Portfolio's futures contracts held as of June 30, 2021. Investments and/or cash totaling
$10,202,602 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
Eurex Euro STOXX 50 Index 1 September 2021 $ 48,868 ( $ 696)
ICE mini MSCI EAFE Index 1,281 September 2021 151,177,984 (3,600,380)
ICE US mini MSCI Emerging Markets Index 47 September 2021 3,214,781 (7,501)
Total Futures Long Contracts $ 154,441,633 ( $ 3,608,577)
Total Futures Contracts $ 154,441,633 ($3,608,577)

International Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2021, for International Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 3,608,577
Total Equity Contracts 3,608,577
Total Liability Derivatives $3,608,577
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2021, for
International Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 23,575,040
Total Equity Contracts
23,575,040
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts (3,125,306)
Total Foreign Exchange Contracts (3,125,306)
Total $20,449,734
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2021, for International Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (5,067,665)
Total Equity Contracts (5,067,665)
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (771,729)
Total Foreign Exchange Contracts (771,729)
Total ($5,839,394)
The following table presents International Allocation Portfolio's average volume of derivative activity during the period ended June 30, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $160,021,797
Futures - Short (25,653,243)
Foreign Exchange Contracts
Futures - Long 49,493,716

International Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $114,217 $158,449 $149,798 $122,868 12,287 6.2%
Total Affiliated Short-Term Investments 114,217 122,868 6.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 6,000 173,932 169,100 10,832 10,832 0.6
Total Collateral Held for Securities Loaned 6,000 10,832 0.6
Total Value $120,217 $133,700
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $0 $0 $– $97
Total Income/Non Income Cash from Affiliated
Investments $97
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 94
Total Affiliated Income from Securities Loaned, Net $94
Total Value $0 $0 $–

International Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.5% ) Value
Australia (6.8%)
2,009 Afterpay , Ltd.
a
$ 178,320
5,768 AGL Energy, Ltd. 35,437
2,179 Ampol , Ltd. 46,120
10,924 APA Group 72,892
5,321 Aristocrat Leisure, Ltd. 171,776
1,792 ASX, Ltd. 104,466
17,171 Aurizon Holdings, Ltd. 47,827
17,597 AusNet Services, Ltd. 23,064
26,345 Australia and New Zealand
Banking Group, Ltd. 556,089
27,274 BHP Group, Ltd. 992,238
4,664 BlueScope Steel, Ltd. 76,638
13,612 Brambles, Ltd. 116,818
609 Cochlear, Ltd. 114,898
12,350 Coles Group, Ltd. 158,201
16,425 Commonwealth Bank of Australia 1,229,950
5,019 Computershare, Ltd. 63,612
3,448 Crown Resorts, Ltd.
a
30,777
4,213 CSL, Ltd. 901,030
10,055 DEXUS Property Group 80,156
561 Domino's Pizza Enterprises, Ltd. 50,730
11,715 Endeavour Group, Ltd.
a
55,262
15,820 Evolution Mining, Ltd. 53,451
15,679 Fortescue Metals Group, Ltd. 273,896
15,394 Goodman Group 243,621
18,035 GPT Group 65,975
22,823 Insurance Australia Group, Ltd. 88,244
6,373 Lendlease Corporation, Ltd. 54,761
3,182 Macquarie Group, Ltd. 372,808
1,276 Magellan Financial Group, Ltd. 51,535
25,498 Medibank Private, Ltd. 60,451
36,456 Mirvac Group 79,487
30,526 National Australia Bank, Ltd. 600,106
7,560 Newcrest Mining, Ltd. 143,367
10,233 Northern Star Resources, Ltd. 75,153
3,767 Orica, Ltd. 37,464
16,306 Origin Energy, Ltd. 55,069
8,556 Qantas Airways, Ltd.
a
29,869
13,658 QBE Insurance Group, Ltd. 110,214
1,695 Ramsay Health Care, Ltd. 79,972
489 REA Group, Ltd. 61,961
2,691 Reece, Ltd. 47,655
3,437 Rio Tinto, Ltd. 325,847
17,357 Santos, Ltd. 92,192
48,055 Scentre Group 98,336
3,105 SEEK, Ltd. 77,187
4,203 Sonic Healthcare, Ltd. 121,111
44,263 South32, Ltd. 97,068
22,101 Stockland 76,961
11,856 Suncorp Group, Ltd. 98,705
12,243 Sydney Airport, Ltd.
a
53,123
20,527 Tabcorp Holdings, Ltd. 79,644
38,540 Telstra Corporation, Ltd. 108,698
25,350 Transurban Group 270,360
6,679 Treasury Wine Estates, Ltd. 58,483
35,825 Vicinity Centres 41,305
997 Washington H. Soul Pattinson and
Company, Ltd. 25,213
10,498 Wesfarmers, Ltd. 465,409
33,966 Westpac Banking Corporation 657,305
1,354 Wisetech Global, Ltd. 32,356
8,909 Woodside Petroleum, Ltd. 148,350
11,715 Woolworths, Ltd. 335,242
Total 10,954,255
Shares Common Stock (97.5%) Value
Austria (0.2%)
2,587 Erste Group Bank AG $ 95,101
1,364 OMV AG 77,840
1,370 Raiffeisen Bank International AG 31,097
630 Verbund AG 58,036
1,075 Voestalpine AG 43,849
Total 305,923
Belgium (0.9%)
1,621 Ageas SA NV 90,080
7,055 Anheuser-Busch InBev NV 508,585
286 Elia System Operator SA 30,189
504 Etablissements Franz Colruyt NV 28,184
1,046 Groupe Bruxelles Lambert SA 117,122
2,315 KBC Groep NV 176,753
1,408 Proximus SA 27,215
143 Sofina SA 61,784
686 Solvay SA 87,316
1,171 UCB SA 122,641
1,825 Umicore SA 111,650
Total 1,361,519
Bermuda (0.1%)
6,000 CK Infrastructure Holdings, Ltd. 35,742
10,800 Hongkong Land Holdings, Ltd. 51,434
2,000 Jardine Matheson Holdings, Ltd. 127,840
Total 215,016
Cayman Islands (0.4%)
15,900 Budweiser Brewing Company
APAC, Ltd.
b
50,065
18,600 Chow Tai Fook Jewellery Group,
Ltd. 42,498
18,400 ESR Cayman, Ltd.
a,b
62,040
500 Futu Holdings, Ltd. ADR
a
89,545
1,987 Melco Resorts & Entertainment.
Ltd. ADR
a
32,924
22,400 Sands China, Ltd.
a
94,285
100 Sea, Ltd. ADR
a
27,460
88,500 WH Group, Ltd.
b
79,438
15,000 Wharf Real Estate Investment
Company, Ltd. 87,196
14,400 Wynn Macau, Ltd.
a
22,650
Total 588,101
Denmark (2.5%)
29 A.P. Moller - Maersk AS, Class A 80,666
57 A.P. Moller - Maersk AS, Class B 164,098
1,551 Ambu AS 59,679
954 Carlsberg AS 178,032
977 Christian Hansen Holding AS 88,177
1,100 Coloplast AS 180,601
6,386 Danske Bank AS 112,464
1,003 Demant AS
a
56,524
1,917 DSV AS 447,501
607 Genmab AS
a
248,714
1,185 GN Store Nord AS 103,628
15,943 Novo Nordisk AS 1,334,567
1,927 Novozymes AS 145,392
1,751 Orsted AS
b
245,773
926 Pandora AS 124,930
80 Rockwool International AS 38,962
3,334 TRYG AS 81,892

International Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.5%) Value
Denmark (2.5%) - continued
9,350 Vestas Wind Systems AS $ 365,323
Total 4,056,923
Finland (1.3%)
1,317 Elisa Oyj 78,593
4,112 Fortum Oyj 113,435
2,529 Kesko Oyj 93,387
3,147 KONE Oyj 256,839
3,917 Neste Oil oyj 240,276
49,919 Nokia Oyj
a
267,453
29,997 Nordea Bank Abp 334,044
982 Orion Oyj 42,221
4,618 Sampo oyj 212,356
5,386 Stora Enso Oyj 98,353
4,942 UPM- Kymmene Oyj 187,093
4,383 Wartsila Corporation 65,119
Total 1,989,169
France (10.4%)
1,589 Accor SA
a
59,434
275 Aeroports de Paris SA
a
35,896
4,386 Air Liquide SA 769,084
2,578 Alstom SA
a
130,255
563 Amundi SA
b
49,656
568 Arkema SA 71,388
917 AtoS 55,838
17,913 AXA SA 454,852
384 bioMerieux 44,617
10,414 BNP Paribas SA 653,577
8,183 Bollore SA 43,897
2,115 Bouygues SA 78,339
2,721 Bureau Veritas SA
a
86,156
1,485 Capgemini SA 285,585
5,677 Carrefour SA 111,720
1,569 Cie Generale des Etablissements
Michelin 250,405
1,589 CNP Assurances 27,082
4,685 Compagnie de Saint-Gobain 309,190
482 Covivio 41,263
11,408 Credit Agricole SA 159,935
6,039 Danone SA 424,872
23 Dassault Aviation 27,094
1,223 Dassault Systemes SE 296,817
2,316 Edenred 132,050
771 Eiffage SA 78,531
4,305 Electricite de France 58,832
16,910 Engie 231,879
2,642 EssilorLuxottica 488,064
366 Eurazeo SE 31,911
1,086 Faurecia 53,388
425 Gecina SA 65,115
4,074 Groupe Eurotunnel SA 63,624
293 Hermes International 427,577
137 Iliad SA 20,073
349 Ipsen SA 36,316
694 Kering SA 608,094
1,911 Klepierre SA 49,234
884 La Francaise des Jeux SAEM
b
51,995
2,476 Legrand SA 262,059
2,333 L'Oreal SA 1,041,901
2,570 LVMH Moet Hennessy Louis Vuitton
SE 2,021,704
8,766 Natixis 41,645
18,471 Orange SA 210,805
Shares Common Stock (97.5%) Value
France (10.4%) - continued
479 Orpea
a
$ 60,983
1,940 Pernod-Ricard SA 431,188
2,064 Publicis Groupe SA 132,085
2,064 Publicis Groupe SA, DRIP
a,c
0
210 Remy Cointreau SA 43,370
1,780 Renault SA
a
72,157
3,164 Safran SA 439,108
10,491 Sanofi 1,102,209
256 Sartorius Stedim Biotech 121,162
4,988 Schneider Electric SE 786,329
1,468 SCOR SE
a
46,734
256 SEB SA 46,311
7,506 Societe Generale 222,038
819 Sodexo SA
a
76,543
3,200 SUEZ
a
76,132
544 Teleperformance SA 220,912
988 Thales SA 100,951
23,131 Total SE 1,047,874
857 UbiSoft Entertainment SA
a
59,877
2,126 Valeo SA 64,127
4,989 Veolia Environnement SA 150,822
4,929 Vinci SA 526,899
6,588 Vivendi SA 221,351
248 Wendel SA 33,373
2,200 Worldline SA
a,b
206,150
Total 16,730,434
Germany (8.7%)
1,763 Adidas AG 657,876
3,817 Allianz SE 952,557
8,504 BASF SE 671,302
9,096 Bayer AG 552,992
3,065 Bayerische Motoren Werke AG 324,937
253 Bechtle AG 47,023
933 Beiersdorf AG 112,618
1,430 Brenntag AG 133,093
373 Carl Zeiss Meditec AG 72,103
9,276 Commerzbank Aktiengesellschaft
a
65,875
1,018 Continental AG 149,769
1,789 Covestro AG
b
115,674
7,924 Daimler AG 708,076
1,454 Delivery Hero AG
a,b
192,111
19,135 Deutsche Bank AG
a
249,476
1,759 Deutsche Boerse AG 307,026
2,767 Deutsche Lufthansa AG
a
31,116
9,177 Deutsche Post AG 624,996
30,859 Deutsche Telekom AG 652,667
3,165 Deutsche Wohnen AG 193,660
20,786 E.ON SE 240,487
1,942 Evonik Industries AG 65,199
1,898 Fresenius Medical Care AG &
Company KGaA 157,716
3,871 Fresenius SE & Company KGaA 202,027
643 FUCHS PETROLUB SE 31,291
1,420 GEA Group AG 57,538
558 Hannover Rueckversicherung SE 93,413
1,378 HeidelbergCement AG 118,310
1,529 HelloFresh SE
a
148,632
962 Henkel AG & Company KGaA 88,590
12,091 Infineon Technologies AG 486,338
668 KION Group AG 71,316
672 Knorr- Bremse AG 77,318
769 Lanxess AG 52,776
667 LEG Immobilien AG 96,019
1,197 Merck KGaA 229,675

International Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.5%) Value
Germany (8.7%) - continued
494 MTU Aero Engines AG $ 122,484
1,297 Muenchener Rueckversicherungs-
Gesellschaft AG 355,456
535 Nemetschek SE 40,952
1,418 Porsche Automobil Holding SE 152,223
977 PUMA SE 116,606
47 RATIONAL AG 42,581
5,948 RWE AG 215,658
9,668 SAP SE 1,357,962
243 Sartorius Aktiengesellschaft 126,483
829 Scout24 AG
a,b
69,946
7,083 Siemens AG 1,124,628
3,700 Siemens Energy AG
a
111,455
2,488 Siemens Healthineers AG
b
152,547
1,191 Symrise AG 165,974
1,489 TeamViewer AG
a,b
55,922
9,639 Telefonica Deutschland Holding AG 25,444
847 Uniper SE 31,206
898 United Internet AG 36,725
301 Volkswagen AG 98,928
4,977 Vonovia SE 321,641
438 Zalando SE
a,b,c
50,323
1,536 Zalando SE
a,b
185,763
Total 13,992,499
Hong Kong (2.7%)
112,000 AIA Group, Ltd. 1,389,425
12,200 Bank of East Asia, Ltd. 22,658
34,500 BOC Hong Kong (Holdings), Ltd. 116,931
18,500 CK Asset Holdings, Ltd. 127,336
25,000 CK Hutchison Holdings, Ltd. 194,620
15,000 CLP Holdings, Ltd. 148,243
20,000 Galaxy Entertainment Group, Ltd.
a
159,922
19,000 Hang Lung Properties, Ltd. 46,081
7,100 Hang Seng Bank, Ltd. 141,629
13,000 Henderson Land Development
Company, Ltd. 61,519
24,500 HK Electric Investments, Ltd. 24,826
35,000 HKT Trust and HKT, Ltd. 47,673
103,162 Hong Kong and China Gas
Company, Ltd. 160,182
11,200 Hong Kong Exchanges & Clearing,
Ltd. 666,734
19,300 Link REIT 186,734
14,500 MTR Corporation, Ltd. 80,736
14,000 New World Development Company,
Ltd. 72,603
13,000 Power Assets Holdings, Ltd. 79,769
30,000 Sino Land Company, Ltd. 47,293
18,000 SJM Holdings, Ltd.
a
19,648
12,000 Sun Hung Kai Properties, Ltd. 178,343
4,500 Swire Pacific, Ltd. 30,490
10,800 Swire Properties, Ltd. 32,170
12,500 Techtronic Industries Company,
Ltd. 217,837
16,000 Xinyi Glass Holdings Company,
Ltd. 65,191
Total 4,318,593
Ireland (0.8%)
7,269 CRH plc 367,602
913 DCC plc 74,788
1,541 Flutter Entertainment plc
a
279,423
4,112 James Hardie Industries plc 139,529
Shares Common Stock (97.5%) Value
Ireland (0.8%) - continued
1,472 Kerry Group plc $ 205,801
1,429 Kingspan Group plc 135,059
2,269 Smurfit Kappa Group plc 123,395
Total 1,325,597
Isle of Man (0.1%)
5,418 Entain plc
a
130,918
Total 130,918
Israel (0.6%)
393 Azrieli Group, Ltd. 27,691
10,513 Bank Hapoalim , Ltd.
a
84,405
13,452 Bank Leumi Le-Israel BM
a
102,218
1,038 Check Point Software Technologies,
Ltd.
a
120,543
359 CyberArk Software, Ltd.
a
46,767
246 Elbit Systems, Ltd. 31,869
6,522 ICL Group, Ltd. 44,255
10,777 Israel Discount Bank, Ltd.
a
51,340
1,299 Mizrahi Tefahot Bank, Ltd.
a
40,015
581 Nice, Ltd.
a
143,410
10,152 Teva Pharmaceutical Industries,
Ltd. ADR
a
100,505
515 Wix.com, Ltd.
a
149,494
Total 942,512
Italy (1.9%)
1,153 Amplifon SPA 57,008
10,214 Assicurazioni Generali SPA 205,063
4,587 Atlantia SPA
a
83,291
4,840 Davide Campari-Milano NV 64,876
233 DiaSorin SPA 44,087
75,302 Enel SPA 699,771
23,368 Eni SPA 284,892
5,644 Finecobank Banca Fineco SPA
a
98,495
3,112 Infrastrutture Wireless Italiane SPA
b
35,142
152,912 Intesa Sanpaolo SPA 423,005
5,750 Mediobanca SPA
a
67,276
1,794 Moncler SPA 121,611
4,069 Nexi Spa
a,b
89,417
4,837 Poste Italiane SPA
b
64,020
2,358 Prysmian SPA 84,619
968 Recordati SPA 55,372
18,670 Snam SPA 108,001
92,253 Telecom Italia SPA 45,902
55,808 Telecom Italia SPA Savings Shares 29,603
13,027 Terna Rete Elettrica Nazionale SPA 97,151
19,678 UniCredit SPA 232,647
Total 2,991,249
Japan (22.6%)
300 ABC-MART, Inc. 17,255
3,700 ACOM Company, Ltd. 16,144
1,800 Advantest Corporation 161,616
6,100 Aeon Company, Ltd. 163,753
1,800 AGC, Inc. 75,403
1,400 Aisin Corporation 60,028
4,300 Ajinomoto Company, Inc. 111,713
1,500 All Nippon Airways Company, Ltd.
a
35,253
4,207 Asahi Group Holdings, Ltd. 196,630
1,900 Asahi Intecc Company, Ltd. 45,426
11,600 Asahi Kasei Corporation 127,498
17,200 Astellas Pharmaceutical, Inc. 299,739

International Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.5%) Value
Japan (22.6%) - continued
1,100 Azbil Corporation $ 45,580
1,800 Bandai Namco Holdings, Inc. 124,577
5,300 Bridgestone Corporation 240,898
2,200 Brother Industries, Ltd. 43,942
9,300 Canon, Inc. 210,198
1,600 Capcom Company, Ltd. 46,766
1,800 Casio Computer Company, Ltd. 30,203
1,300 Central Japan Railway Company 197,536
4,900 Chiba Bank, Ltd. 29,616
6,000 Chubu Electric Power Company,
Inc. 73,408
6,200 Chugai Pharmaceutical Company,
Ltd. 245,747
10,100 Concordia Financial Group, Ltd. 37,115
200 COSMOS Pharmaceutical
Corporation 29,386
3,700 CyberAgent , Inc. 79,243
2,100 Dai Nippon Printing Company, Ltd. 44,439
900 Daifuku Company, Ltd. 81,655
9,400 Dai-Ichi Mutual Life Insurance
Company, Ltd. 172,953
15,800 Daiichi Sankyo Company, Ltd. 340,855
2,300 Daikin Industries, Ltd. 428,605
600 Daito Trust Construction Company,
Ltd. 65,461
5,200 Daiwa House Industry Company,
Ltd. 156,356
18 Daiwa House REIT Investment
Corporation 52,968
13,400 Daiwa Securities Group, Inc. 73,614
4,000 Denso Corporation 272,766
2,000 Dentsu Group, Inc. 71,755
300 DISCO Corporation 91,215
2,800 East Japan Railway Company 199,679
2,200 Eisai Company, Ltd. 216,210
28,400 Eneos Holdings, Inc. 119,019
1,800 FANUC Corporation 431,636
500 Fast Retailing Company, Ltd. 375,844
1,200 Fuji Electric Company, Ltd. 56,013
3,300 FUJIFILM Holdings NPV 244,096
1,800 Fujitsu, Ltd. 336,778
38 GLP J- Reit 65,537
400 GMO Payment Gateway, Inc. 51,949
2,200 Hakuhodo Dy Holdings, Inc. 34,264
1,300 Hamamatsu Photonics KK 78,311
2,100 Hankyu Hanshin Holdings, Inc. 64,822
400 Harmonic Drive Systems, Inc. 21,983
200 Hikari Tsushin, Inc. 35,149
2,700 Hino Motors, Ltd. 23,882
300 Hirose Electric Company, Ltd. 43,888
500 Hisamitsu Pharmaceutical
Company, Inc. 24,687
1,000 Hitachi Construction Machinery
Company, Ltd. 30,626
2,000 Hitachi Metals, Ltd.
a
38,220
9,000 Hitachi, Ltd. 515,765
15,100 Honda Motor Company, Ltd. 485,665
500 Hoshizaki Corporation 42,476
3,500 Hoya Corporation 462,946
2,500 Hulic Company, Ltd. 28,085
1,000 IBIDEN Company, Ltd. 53,823
1,900 Idemitsu Kosan Company, Ltd. 45,905
1,400 Iida Group Holdings Company, Ltd. 36,011
9,500 Inpex Corporation 71,102
5,100 Isuzu Motors, Ltd. 67,675
Shares Common Stock (97.5%) Value
Japan (22.6%) - continued
500 ITO EN, Ltd. $ 29,675
11,000 ITOCHU Corporation 317,402
900 ITOCHU Techno-Solutions
Corporation 27,842
1,300 Japan Airlines Company, Ltd.
a
28,149
4,700 Japan Exchange Group, Inc. 104,697
3,700 Japan Post Bank Company, Ltd. 31,118
14,600 Japan Post Holdings Company,
Ltd. 119,921
2,100 Japan Post Insurance Company,
Ltd. 38,856
12 Japan Real Estate Investment
Corporation 73,698
65 Japan Retail Fund Investment
Corporation 70,458
11,100 Japan Tobacco, Inc. 209,771
4,600 JFE Holdings, Inc. 53,967
1,900 JSR Corporation 57,716
4,200 Kajima Corporation 53,297
1,200 Kakaku.com, Inc. 36,101
6,500 Kansai Electric Power Company,
Inc. 62,022
1,600 Kansai Paint Company, Ltd. 40,842
4,500 Kao Corporation 277,470
14,900 KDDI Corporation 464,220
1,000 Keio Corporation 58,866
1,200 Keisei Electric Railway Company,
Ltd. 38,362
1,800 Keyence Corporation 906,522
1,300 Kikkoman Corporation 85,733
1,600 Kintetsu Group Holdings Company,
Ltd.
a
56,239
7,600 Kirin Holdings Company, Ltd. 148,320
500 Kobayashi Pharmaceutical
Company, Ltd. 42,752
1,300 Kobe Bussan Company, Ltd. 40,958
520 Koei Tecmo Holdings Company,
Ltd. 25,281
1,000 Koito Manufacturing Company, Ltd. 62,223
8,100 Komatsu, Ltd. 200,666
900 Konami Holdings Corporation 53,901
300 KOSE Corporation 47,129
9,500 Kubota Corporation 192,182
900 Kurita Water Industries, Ltd. 43,262
3,000 Kyocera Corporation 185,341
2,500 Kyowa Hakko Kirin Company, Ltd. 88,914
700 Lasertec Corporation 135,398
500 Lawson, Inc. 23,158
2,100 Lion Corporation 35,596
2,500 LIXIL Group Corporation 64,693
4,100 M3, Inc. 298,719
2,100 Makita Corporation 98,883
14,500 Marubeni Corporation 126,273
5,300 Mazda Motor Corporation
a
50,003
700 McDonald's Holdings Company
(Japan), Ltd. 30,847
1,700 Medipal Holdings Corporation 32,501
1,100 MEIJI Holdings Company, Ltd. 65,918
900 Mercari , Inc.
a
47,577
3,400 Minebea Mitsumu , Inc. 89,833
2,600 MISUMI Group, Inc. 87,989
11,900 Mitsubishi Chemical Holdings
Corporation 100,127
11,700 Mitsubishi Corporation 319,600
16,900 Mitsubishi Electric Corporation 245,341

International Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.5%) Value
Japan (22.6%) - continued
10,900 Mitsubishi Estate Company, Ltd. $ 176,183
1,500 Mitsubishi Gas Chemical Company,
Inc. 31,785
6,100 Mitsubishi HC Capital, Inc. 32,711
3,000 Mitsubishi Heavy Industries, Ltd. 88,567
113,200 Mitsubishi UFJ Financial Group,
Inc. 609,724
14,300 Mitsui & Company, Ltd. 322,118
1,700 Mitsui Chemicals, Inc. 58,765
8,500 Mitsui Fudosan Company, Ltd. 196,551
800 Miura Company, Ltd. 34,738
22,330 Mizuho Financial Group, Inc. 320,045
2,300 MonotaRO Company, Ltd. 54,199
4,100 MS and AD Insurance Group
Holdings, Inc. 118,540
5,300 Murata Manufacturing Company,
Ltd. 403,727
1,000 Nabtesco Corporation 37,727
2,300 NEC Corporation 118,345
4,500 NEXON Company, Ltd. 100,145
2,400 NGK Insulators, Ltd. 40,391
800 NH Foods, Ltd. 31,098
4,100 Nidec Corporation 471,460
2,800 Nihon M&A Center, Inc. 72,521
1,000 Nintendo Company, Ltd. 578,673
14 Nippon Building Fund, Inc. 87,228
700 Nippon Express Company, Ltd. 53,378
6,600 Nippon Paint Holdings Company,
Ltd. 89,285
19 Nippon Prologis REIT, Inc. 60,422
1,400 Nippon Sanso Holdings
Corporation 28,739
500 Nippon Shinyaku Company, Ltd. 39,779
7,900 Nippon Steel Corporation 133,575
11,900 Nippon Telegraph and Telephone
Corporation 311,128
1,500 Nippon Yusen Kabushiki Kaisha 76,122
1,100 Nissan Chemical Industries, Ltd. 53,768
21,500 Nissan Motor Company, Ltd.
a
107,106
1,800 Nisshin Seifun Group, Inc. 26,389
600 Nissin Foods Holdings Company,
Ltd. 43,204
700 Nitori Holdings Company, Ltd. 123,618
1,400 Nitto Denko Corporation 104,259
28,400 Nomura Holdings, Inc. 144,541
1,100 Nomura Real Estate Holdings, Inc. 27,862
39 Nomura Real Estate Master Fund,
Inc. 62,417
3,300 Nomura Research Institute, Ltd. 108,988
3,600 NSK, Ltd. 30,450
5,800 NTT Data Corporation 90,543
6,000 Obayashi Corporation 47,837
600 OBIC Company, Ltd. 111,588
2,700 Odakyu Electric Railway Company,
Ltd. 68,293
7,500 Oji Holdings Corporation 43,100
10,800 Olympus Corporation 214,822
1,700 OMRON Corporation 134,601
3,400 Ono Pharmaceutical Company, Ltd. 75,821
400 Oracle Corporation Japan 30,564
1,900 Oriental Land Company, Ltd. 270,685
11,300 ORIX Corporation 190,988
24 ORIX JREIT, Inc. 46,073
3,500 Osaka Gas Company, Ltd. 65,306
1,100 Otsuka Corporation 57,662
Shares Common Stock (97.5%) Value
Japan (22.6%) - continued
3,600 Otsuka Holdings Company, Ltd. $ 149,479
3,800 Pan Pacific International Holdings
Company 79,021
20,400 Panasonic Corporation 234,896
900 PeptiDream , Inc.
a
43,984
1,600 Persol Holdings Company, Ltd. 31,594
1,100 Pigeon Corporation 31,025
800 Pola Orbis Holdings, Inc. 21,094
8,000 Rakuten Group, Inc 90,329
12,600 Recruit Holdings Company, Ltd. 617,889
11,600 Renesas Electronics Corporation
a
125,191
19,800 Resona Holdings, Inc. 76,342
6,200 Ricoh Company, Ltd. 69,787
300 Rinnai Corporation 28,555
800 Rohm Company, Ltd. 73,622
2,300 Ryohin Keikaku Company, Ltd. 48,250
3,300 Santen Pharmaceutical Company,
Ltd. 45,545
2,300 SBI Holdings, Inc. 54,328
500 SCSK Corporation 29,792
1,900 Secom Company, Ltd. 144,819
2,600 Seiko Epson Corporation 45,703
3,500 Sekisui Chemical Company, Ltd. 59,927
5,700 Sekisui House, Ltd. 117,048
7,000 Seven & I Holdings Company, Ltd. 335,306
3,000 SG Holdings Company, Ltd. 78,778
2,000 Sharp Corporation 32,995
2,200 Shimadzu Corporation 85,010
700 Shimano, Inc. 166,547
5,100 Shimizu Corporation 39,193
3,300 Shin-Etsu Chemical Company, Ltd. 551,960
2,500 Shionogi & Company, Ltd. 130,290
3,700 Shiseido Company, Ltd. 272,908
4,100 Shizuoka Bank, Ltd. 31,817
500 SMC Corporation 295,797
26,600 SoftBank Corporation 347,795
11,600 SoftBank Group Corporation 809,005
700 Sohgo Security Services Company,
Ltd. 31,893
2,900 Sompo Holdings, Inc. 107,411
11,700 Sony Group Corporation 1,134,517
800 Square Enix Holdings Company,
Ltd. 39,508
1,200 Stanley Electric Company, Ltd. 34,669
5,700 Subaru Corporation 112,971
2,600 Sumco Corporation 63,690
13,800 Sumitomo Chemical Company, Ltd. 73,345
10,400 Sumitomo Corporation 139,448
1,700 Sumitomo Dainippon Pharma
Company, Ltd. 35,656
7,000 Sumitomo Electric Industries, Ltd. 103,389
2,300 Sumitomo Metal Mining Company,
Ltd. 89,449
12,100 Sumitomo Mitsui Financial Group,
Inc. 417,111
3,100 Sumitomo Mitsui Trust Holdings,
Inc. 98,891
2,900 Sumitomo Realty & Development
Company, Ltd. 103,718
1,300 Suntory Beverage and Food, Ltd. 49,000
3,400 Suzuki Motor Corporation 144,091
1,600 Sysmex Corporation 189,816
5,000 T&D Holdings, Inc. 64,884
1,800 Taisei Corporation 59,077

International Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.5%) Value
Japan (22.6%) - continued
300 Taisho Pharmaceutical Holdings
Company, Ltd. $ 16,060
14,600 Takeda Pharmaceutical Company,
Ltd. 489,984
1,200 TDK Corporation 145,266
6,000 Terumo Corporation 243,015
1,100 THK Company, Ltd. 32,827
2,100 TIS, Inc. 53,595
1,700 Tobu Railway Company, Ltd. 44,003
1,000 Toho Company, Ltd. 41,232
700 Toho Gas Company, Ltd. 34,366
4,000 Tohoku Electric Power Company,
Inc. 31,362
5,800 Tokio Marine Holdings, Inc. 267,150
300 Tokyo Century Corporation 16,129
14,100 Tokyo Electric Power Company,
Inc.
a
41,986
1,400 Tokyo Electron, Ltd. 605,338
3,500 Tokyo Gas Company, Ltd. 66,016
4,600 Tokyu Corporation 62,606
2,400 Toppan, Inc. 38,596
12,800 Toray Industries, Inc. 85,324
3,800 Toshiba Corporation 164,164
2,400 Tosoh Corporation 41,383
1,300 TOTO, Ltd. 67,357
800 Toyo Suisan Kaisha, Ltd. 30,834
1,400 Toyota Industries Corporation 121,065
19,600 Toyota Motor Corporation 1,713,316
2,000 Toyota Tsusho Corporation 94,928
1,200 Trend Micro, Inc. 62,836
400 TSURUHA Holdings, Inc. 46,554
3,700 Unicharm Corporation 149,037
27 United Urban Investment
Corporation 38,996
2,000 USS Company, Ltd. 34,961
900 Welcia Holdings Company, Ltd. 29,429
1,500 West Japan Railway Company 85,718
1,175 Yakult Honsha Company, Ltd. 66,531
6,300 Yamada Holdings Company, Ltd. 29,132
1,200 Yamaha Corporation 65,145
2,600 Yamaha Motor Company, Ltd. 70,622
2,700 Yamato Holdings Company, Ltd. 76,718
2,200 Yaskawa Electric Corporation 107,438
2,100 Yokogawa Electric Corporation 31,406
24,600 Z Holdings Corporation 123,110
1,200 ZOZO, Inc. 40,687
Total 36,278,221
Jersey (0.3%)
8,493 Experian plc 327,907
11,345 WPP plc 153,360
Total 481,267
Luxembourg (0.3%)
6,637 Arcelor Mittal 204,333
9,250 Aroundtown SA 72,170
1,236 Eurofins Scientific SE
a
141,372
1,852 InPost SA
a
37,170
4,372 Tenaris SA 47,831
Total 502,876
Netherlands (5.4%)
3,916 ABN AMRO Group NV
a,b
47,451
183 Adyen NV
a,b
448,776
Shares Common Stock (97.5%) Value
Netherlands (5.4%) - continued
16,567 Aegon NV $ 68,904
16,567 Aegon NV, DRIP
a,c
2
5,445 Airbus Group NV
a
701,602
1,764 Akzo Nobel NV 218,420
424 Argenx SE
a
127,927
438 ASM International NV 144,464
3,884 ASML Holding NV 2,681,194
9,474 CNH Industrial NV 157,151
1,004 EXOR NV 80,574
1,167 Ferrari NV 240,922
1,067 Heineken Holding NV 107,669
2,400 Heineken NV 291,358
36,114 ING Groep NV 479,389
694 JDE Peet's BV
a
25,190
1,660 Just Eat Takeaway.com NV
a,b
153,523
31,170 Koninklijke (Royal) KPN NV 97,489
9,682 Koninklijke Ahold Delhaize NV 288,325
1,596 Koninklijke DSM NV 298,345
8,435 Koninklijke Philips NV 418,663
640 Koninklijke Vopak NV 29,093
2,588 NN Group NV 122,255
4,513 Prosus NV 442,127
2,137 Qiagen NV
a
103,299
1,107 Randstad Holding NV 84,863
18,776 Stellantis NV 369,387
6,323 STMicroelectronics NV 229,945
2,477 Wolters Kluwer NV 248,972
Total 8,707,279
New Zealand (0.3%)
6,875 a2 Milk Company, Ltd.
a
30,934
11,589 Auckland International Airport, Ltd.
a
58,876
5,336 Fisher & Paykel Healthcare
Corporation, Ltd. 116,081
6,306 Mercury NZ, Ltd. 29,388
11,863 Meridian Energy, Ltd. 44,231
3,935 Ryman Healthcare, Ltd. 36,110
17,146 Spark New Zealand, Ltd. 57,554
1,223 Xero , Ltd.
a
125,798
Total 498,972
Norway (0.6%)
2,537 Adevinta ASA
a
48,667
8,612 DnB ASA 187,692
9,048 Equinor ASA 191,533
1,852 Gjensidige Forsikring ASA 40,834
4,070 Mowi ASA 103,620
12,451 Norsk Hydro ASA 79,492
6,954 Orkla ASA 70,869
660 Schibsted ASA, Class A 31,839
901 Schibsted ASA, Class B 37,525
6,478 Telenor ASA 109,252
1,614 Yara International ASA 85,049
Total 986,372
Papua New Guinea (<0.1%)
18,276 Oil Search, Ltd. 52,213
Total 52,213
Portugal (0.2%)
25,701 EDP - Energias de Portugal SA 136,223
4,641 Galp Energia SGPS SA 50,460

International Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.5%) Value
Portugal (0.2%) - continued
2,331 Jeronimo Martins SGPS SA $ 42,510
Total 229,193
Singapore (1.0%)
29,754 Ascendas REIT 65,385
41,978 CapitaLand Integrated Commercial
Trust 65,356
24,400 CapitaLand, Ltd. 67,399
3,800 City Developments, Ltd. 20,636
16,700 DBS Group Holdings, Ltd. 371,530
56,000 Genting Singapore, Ltd. 34,881
13,500 Keppel Corporation, Ltd. 55,050
20,000 Mapletree Commercial Trust 32,171
27,723 Mapletree Logistics Trust 42,381
31,063 Oversea-Chinese Banking
Corporation, Ltd. 276,825
12,400 Singapore Airlines, Ltd.
a
44,716
7,400 Singapore Exchange, Ltd. 61,634
14,500 Singapore Technologies
Engineering, Ltd. 41,839
76,500 Singapore Telecommunications,
Ltd. 130,518
10,900 United Overseas Bank, Ltd. 209,906
4,300 United Overseas Land, Ltd. 23,385
2,600 Venture Corporation, Ltd. 37,195
17,800 Wilmar International, Ltd. 59,679
Total 1,640,486
Spain (2.4%)
2,157 ACS Actividades de Construccion y
Servicios SA 57,826
2,157 ACS Actividades de Construccion y
Servicios SA, Rights
a
3,018
694 Aena SA
a,b
113,872
4,171 Amadeus IT Holding SA
a
294,041
61,735 Banco Bilbao Vizcaya Argentaria
SA 382,941
160,548 Banco Santander SA 614,103
41,158 CaixaBank SA 126,713
4,717 Cellnex Telecom SA
b
300,855
2,668 EDP Renovaveis SA 61,816
2,304 Enagas SA 53,252
2,941 Endesa SA 71,395
4,447 Ferrovial SA 130,690
2,762 Grifols SA 74,897
53,480 Iberdrola SA 652,169
10,099 Industria de Diseno Textil SA 356,563
2,693 Naturgy Energy Group SA 69,308
4,008 Red Electrica Corporacion SA 74,413
13,790 Repsol SA 173,238
2,207 Siemens Gamesa Renewable
Energy SA 73,788
48,352 Telefonica SA 225,681
Total 3,910,579
Supranational (0.1%)
1,154 Unibail-Rodamco-Westfield
a
100,047
Total 100,047
Sweden (3.5%)
989 AB Industrivarden , Class A 38,465
1,479 AB Industrivarden , Class C 54,140
2,913 Alfa Laval AB 102,961
Shares Common Stock (97.5%) Value
Sweden (3.5%) - continued
9,280 Assa Abloy AB $ 279,773
6,217 Atlas Copco AB, Class A 381,776
3,613 Atlas Copco AB, Class B 190,284
2,532 Boliden AB 97,430
2,088 Electrolux AB 57,862
2,374 Embracer Group AB
a
64,189
6,101 Epiroc AB, Class A 138,881
3,611 Epiroc AB, Class B 70,893
2,206 EQT AB 80,135
5,635 Essity Aktiebolag 186,914
1,573 Evolution Gaming Group AB
b
248,820
974 Fastighets AB Balder
a
61,058
6,762 Hennes & Mauritz AB
a
160,594
18,240 Hexagon AB 270,250
3,872 Husqvarna AB 51,460
931 ICA Gruppen AB 43,329
1,371 Investment AB Latour 45,013
16,868 Investor AB 388,814
2,240 Kinnevik AB 89,698
704 L E Lundbergforetagen AB 45,437
1,853 Lundin Energy AB 65,694
13,198 NIBE Industrier AB 139,072
10,452 Sandvik AB 267,254
2,899 Securitas AB 45,795
4,410 Sinch AB
a,b
74,208
15,068 Skandinaviska Enskilda Banken AB 194,771
3,150 Skanska AB 83,630
3,533 SKF AB 90,050
5,609 Svenska Cellulosa AB SCA 92,000
13,504 Svenska Handelsbanken AB 152,433
8,385 Swedbank AB 156,103
15,017 Swedish Match AB 128,067
4,637 Tele2 AB 63,221
27,023 Telefonaktiebolaget LM Ericsson 339,785
24,611 Telia Company AB 109,309
1,854 Volvo AB, Class A 46,016
13,236 Volvo AB, Class B
d
318,980
Total 5,514,564
Switzerland (10.1%)
16,048 ABB, Ltd. 545,225
1,435 Adecco SA 97,640
4,626 Alcon, Inc. 324,456
429 Baloise Holding AG 66,983
279 Banque Cantonale Vaudoise 25,071
33 Barry Callebaut AG 76,694
1 Chocoladefabriken Lindt and
Spruengli AG 104,728
1,998 Clariant AG 39,785
1,855 Coca-Cola HBC AG 67,145
4,833 Compagnie Financiere Richemont
SA 585,898
22,662 Credit Suisse Group AG 237,224
65 EMS-CHEMIE Holding AG 63,889
2,084 Ferguson plc 289,941
343 Geberit AG 257,652
85 Givaudan SA 395,693
92,522 Glencore Xstrata plc 397,112
4,847 Holcim, Ltd. 291,344
2,072 Julius Baer Group, Ltd. 135,329
500 Kuehne & Nagel International AG 171,130
10 Lindt & Spruengli AG 99,487
1,603 Logitech International SA 194,672
689 Lonza Group AG 488,471
26,674 Nestle SA 3,324,836

International Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.5%) Value
Switzerland (10.1%) - continued
20,557 Novartis AG $ 1,875,345
210 Partners Group Holding AG 318,349
296 Roche  Holding AG-BR 120,384
6,505 Roche Holding AG 2,451,332
186 Schindler Holding AG 54,426
377 Schindler Holding AG, Participation
Certificate 115,375
56 SGS SA 172,898
1,313 Sika AG 430,189
510 Sonova Holding AG 192,094
96 Straumann Holding AG 153,124
268 Swatch Group AG, Bearer Shares 91,935
487 Swatch Group AG, Registered
Shares 32,157
296 Swiss Life Holding AG 143,990
703 Swiss Prime Site AG 69,771
2,793 Swiss Re AG 252,271
240 Swisscom AG 137,133
618 Temenos AG 99,359
33,943 UBS Group AG 519,913
451 Vifor Pharma AG 58,435
1,393 Zurich Insurance Group AG 559,520
Total 16,128,405
United Kingdom (13.3%)
9,010 3i Group plc 146,222
1,785 Admiral Group plc 77,669
11,989 Anglo American plc 477,092
3,651 Antofagasta plc 72,603
4,160 Ashtead Group plc 309,205
3,298 Associated British Foods plc 101,238
12,154 AstraZeneca plc 1,460,231
8,945 Auto Trader Group plc
a,b
78,340
1,064 Aveva Group plc 54,611
36,374 Aviva plc 204,202
29,811 BAE Systems plc 215,414
160,735 Barclays plc 381,436
9,428 Barratt Developments plc 90,779
1,137 Berkeley Group Holdings plc 72,296
19,555 BHP Group plc 578,651
188,385 BP plc 826,141
20,179 British American Tobacco plc 783,460
8,151 British Land Company plc 55,758
82,637 BT Group plc
a
222,074
3,120 Bunzl plc 103,213
3,748 Burberry Group plc
a
107,190
1,895 Coca-Cola European Partners plc 112,411
16,516 Compass Group plc
a
347,957
1,292 Croda International plc 131,776
21,662 Diageo plc 1,038,226
12,634 Direct Line Insurance Group plc 49,831
4,721 Evraz plc 38,732
46,580 GlaxoSmithKline plc 915,719
3,515 Halma plc 130,952
3,294 Hargreaves Lansdown plc 72,482
1,601 Hikma Pharmaceuticals plc 54,181
188,584 HSBC Holdings plc 1,088,413
8,762 Imperial Brands plc 188,933
13,908 Informa plc
a
96,657
1,691 InterContinental Hotels Group plc
a
112,706
1,494 Intertek Group plc 114,342
15,519 J Sainsbury plc 58,412
4,776 JD Sports Fashion plc 60,778
1,792 Johnson Matthey plc 76,297
19,542 Kingfisher plc 98,630
Shares Common Stock (97.5%) Value
United Kingdom (13.3%) - continued
6,522 Land Securities Group plc $ 60,868
55,249 Legal & General Group plc 197,105
656,049 Lloyds TSB Group plc 424,370
3,006 London Stock Exchange Group plc 332,194
24,071 M&G plc 76,255
44,980 Melrose Industries plc 96,820
4,495 Mondi plc 118,345
32,860 National Grid plc 417,968
45,086 Natwest Group plc 126,884
1,231 Next plc
a
133,974
4,506 Ocado Group plc
a
124,852
6,978 Pearson plc 80,358
2,954 Persimmon plc 121,006
6,011 Phoenix Group Holdings plc 56,269
24,160 Prudential plc 459,662
6,599 Reckitt Benckiser Group plc 583,022
17,891 RELX plc 474,410
17,168 Rentokil Initial plc 117,587
10,391 Rio Tinto plc 858,166
77,471 Rolls-Royce Holdings plc
a
106,059
37,971 Royal Dutch Shell plc, Class A 761,237
34,314 Royal Dutch Shell plc, Class B 666,130
10,149 Sage Group plc 96,133
1,151 Schroders plc 55,978
11,032 SEGRO plc 167,005
2,212 Severn Trent plc 76,574
8,121 Smith & Nephew plc 176,122
3,670 Smiths Group plc 80,827
683 Spirax-Sarco Engineering plc 128,641
9,649 SSE plc 200,398
4,983 St. James's Place plc 101,886
24,838 Standard Chartered plc 158,511
20,205 Standard Life Aberdeen plc 75,799
33,753 Taylor Wimpey plc 74,281
71,584 Tesco plc 221,136
24,343 Unilever plc 1,422,447
6,313 United Utilities Group plc 85,208
248,445 Vodafone Group plc 416,401
1,869 Whitbread plc
a
80,793
22,310 William Morrison Supermarkets plc 76,135
Total 21,293,076
Total Common Stock
(cost $114,570,139) 156,226,258
Shares Preferred Stock ( 0.4% )
Germany (0.4%)
527 Bayerische Motoren Werke AG 47,408
1,650 Henkel AG & Company KGaA 174,263
1,718 Volkswagen AG 430,756
Total 652,427
Total Preferred Stock
(cost $421,507) 652,427
Shares
Collateral Held for Securities
Loaned ( 0.2% )
333,211 Thrivent Cash Management Trust 333,211
Total Collateral Held for
Securities Loaned
(cost $333,211) 333,211

International Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 1.8% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.020%,  7/15/2021
e
$ 299,996
100,000 0.005%,  7/30/2021
e
99,998
100,000 0.014%,  8/6/2021
e,f
99,996
100,000 0.005%,  8/11/2021
e,f
99,995
Thrivent Core Short-Term Reserve
Fund
235,942 0.140% 2,359,420
Total Short-Term Investments
(cost $2,959,415) 2,959,405
Total Investments (cost
$118,284,272) 99.9% $160,171,301
Other Assets and Liabilities,
Net 0.1% 81,530
Total Net Assets 100.0% $160,252,831
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2021, the value of these investments was $3,221,827 or 2.0% of
total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the security is on loan.
e The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent International Index
Portfolio as of June 30, 2021:
Securities Lending Transactions
Common Stock $ 303,026
Total lending $303,026
Gross amount payable upon return of
collateral for securities loaned $333,211
Net amounts due to counterparty
$30,185
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
DRIP - Dividend Reinvestment Plan
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 41,793,373
Gross unrealized depreciation (869,433)
Net unrealized appreciation (depreciation) $ 40,923,940
Cost for federal income tax purposes $ 119,180,027

International Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing International Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 7,772,211 – 7,772,211 0
Consumer Discretionary 19,134,821 32,924 19,051,574 50,323
Consumer Staples 16,904,369 112,411 16,791,958 –
Energy 5,253,114 – 5,253,114 –
Financials 27,332,364 89,545 27,242,817 2
Health Care 18,807,362 100,505 18,706,857 –
Industrials 23,213,602 – 23,213,602 –
Information Technology 15,595,720 344,264 15,251,456 –
Materials 12,111,305 – 12,111,305 –
Real Estate 4,813,600 – 4,813,600 –
Utilities 5,287,790 – 5,287,790 –
Preferred Stock
Consumer Discretionary 478,164 – 478,164 –
Consumer Staples 174,263 – 174,263 –
Short-Term Investments 599,985 – 599,985 –
Subtotal Investments in Securities $157,478,670 $679,649 $156,748,696 $50,325
Other Investments  * Total
Affiliated Short-Term Investments 2,359,420
Collateral Held for Securities Loaned 333,211
Subtotal Other Investments $2,692,631
Total Investments at Value $160,171,301
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 67,334 67,334 – –
Total Liability Derivatives $67,334 $67,334 $– $–
The following table presents International Index Portfolio's futures contracts held as of June 30, 2021. Investments and/or cash totaling $199,991 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 27 September 2021 $ 3,177,869 ( $ 67,334)
Total Futures Long Contracts $ 3,177,869 ( $ 67,334)
Total Futures Contracts $ 3,177,869 ($67,334)

International Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2021, for International Index
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 67,334
Total Equity Contracts 67,334
Total Liability Derivatives $67,334
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2021, for
International Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 708,368
Total Equity Contracts
708,368
Total $708,368
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2021, for International Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (113,469)
Total Equity Contracts (113,469)
Total ($113,469)
The following table presents International Index Portfolio's average volume of derivative activity during the period ended June 30, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $5,498,918

International Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Index Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $1,935 $10,128 $9,704 $2,359 236 1.5%
Total Affiliated Short-Term Investments 1,935 2,359 1.5
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment – 4,009 3,676 333 333 0.2
Total Collateral Held for Securities Loaned – 333 0.2
Total Value $1,935 $2,692
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $– $– $– $4
Total Income/Non Income Cash from Affiliated
Investments $4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 3
Total Affiliated Income from Securities Loaned, Net $3
Total Value $– $– $–

Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.2% ) Value
Communications Services (16.5%)
348,397 Activision Blizzard, Inc. $ 33,251,010
80,973 Alphabet, Inc., Class A
a
197,719,062
362,353 Facebook, Inc.
a
125,993,761
407,212 Live Nation Entertainment, Inc.
a
35,667,699
650,054 Twitter, Inc.
a
44,730,216
Total 437,361,748
Consumer Discretionary (17.3%)
80,883 Amazon.com, Inc.
a
278,250,461
217,123 Aptiv plc
a
34,159,962
90,416 Carvana Company
a
27,289,357
26,987 Chipotle Mexican Grill, Inc.
a
41,839,026
191,505 Penn National Gaming, Inc.
a
14,648,217
94,052 Tesla, Inc.
a
63,927,144
Total 460,114,167
Consumer Staples (0.5%)
301,921 BJ's Wholesale Club Holdings,
Inc.
a
14,365,401
Total 14,365,401
Financials (5.8%)
217,612 American Express Company 35,956,031
633,140 Charles Schwab Corporation 46,098,923
151,155 First Republic Bank 28,291,681
107,244 S&P Global, Inc. 44,018,300
Total 154,364,935
Health Care (13.6%)
63,464 Amedisys, Inc.
a
15,544,238
109,549 Amgen, Inc. 26,702,569
331,427 Cerner Corporation 25,904,334
73,035 Dexcom, Inc.
a
31,185,945
260,378 Edwards Lifesciences Corporation
a
26,967,349
45,529 Humana, Inc. 20,156,599
46,185 Intuitive Surgical, Inc.
a
42,473,573
284,962 Novo Nordisk AS ADR 23,871,267
89,718 Stryker Corporation 23,302,456
134,945 Teladoc Health, Inc.
a,b
22,440,004
72,129 Thermo Fisher Scientific, Inc. 36,386,917
107,600 Veeva Systems, Inc.
a
33,458,220
168,944 Zoetis, Inc. 31,484,404
Total 359,877,875
Industrials (5.1%)
118,138 Honeywell International, Inc. 25,913,570
69,127 Lockheed Martin Corporation 26,154,201
135,002 Norfolk Southern Corporation 35,830,881
926,343 Uber Technologies, Inc.
a
46,428,311
Total 134,326,963
Information Technology (40.4%)
157,082 Adobe, Inc.
a
91,993,502
1,425,956 Apple, Inc. 195,298,934
249,486 Mastercard, Inc. 91,084,844
838,634 Microsoft Corporation 227,185,951
119,958 NVIDIA Corporation 95,978,396
451,422 PayPal Holdings, Inc.
a
131,580,484
296,143 QUALCOMM, Inc. 42,327,719
273,637 Salesforce.com, Inc.
a
66,841,310
94,725 ServiceNow, Inc.
a
52,056,124
Shares Common Stock (99.2%) Value
Information Technology (40.4%) - continued
319,772 Square, Inc.
a
$ 77,960,413
Total 1,072,307,677
Total Common Stock
(cost $1,216,430,366) 2,632,718,766
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
12,568,120 Thrivent Cash Management Trust 12,568,120
Total Collateral Held for
Securities Loaned
(cost $12,568,120) 12,568,120
Shares Short-Term Investments ( 0.8% ) Value
Thrivent Core Short-Term Reserve
Fund
2,066,235 0.140% 20,662,348
Total Short-Term Investments
(cost $20,639,876) 20,662,348
Total Investments (cost
$1,249,638,362) 100.5% $2,665,949,234
Other Assets and Liabilities, Net
(0.5%) (13,011,491)
Total Net Assets 100.0% $2,652,937,743
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Growth
Portfolio as of June 30, 2021:
Securities Lending Transactions
Common Stock $ 11,956,251
Total lending $11,956,251
Gross amount payable upon return of
collateral for securities loaned $12,568,120
Net amounts due to counterparty
$611,869
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,419,518,004
Gross unrealized depreciation (6,470,974)
Net unrealized appreciation (depreciation) $ 1,413,047,030
Cost for federal income tax purposes $ 1,252,902,204

Large Cap Growth Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing Large Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 437,361,748 437,361,748 – –
Consumer Discretionary 460,114,167 460,114,167 – –
Consumer Staples 14,365,401 14,365,401 – –
Financials 154,364,935 154,364,935 – –
Health Care 359,877,875 359,877,875 – –
Industrials 134,326,963 134,326,963 – –
Information Technology 1,072,307,677 1,072,307,677 – –
Subtotal Investments in Securities $2,632,718,766 $2,632,718,766 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 20,662,348
Collateral Held for Securities Loaned 12,568,120
Subtotal Other Investments $33,230,468
Total Investments at Value $2,665,949,234
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $37,066 $260,039 $276,443 $20,662 2,066 0.8%
Total Affiliated Short-Term Investments 37,066 20,662 0.8
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 8,370 109,991 105,793 12,568 12,568 0.5
Total Collateral Held for Securities Loaned 8,370 12,568 0.5
Total Value $45,436 $33,230
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $8 $(8) $– $31
Total Income/Non Income Cash from Affiliated
Investments $31
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 3
Total Affiliated Income from Securities Loaned, Net $3
Total Value $8 $(8) $–

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.5% ) Value
Communications Services (10.5%)
33,372 Activision Blizzard, Inc. $ 3,185,024
12,917 Alphabet, Inc., Class A
a
31,540,601
12,230 Alphabet, Inc., Class C
a
30,652,294
306,656 AT&T, Inc. 8,825,560
5,915 Charter Communications, Inc.
a
4,267,377
196,915 Comcast Corporation 11,228,093
7,244 Discovery, Inc., Class A
a,b
222,246
12,903 Discovery, Inc., Class C
a
373,929
10,671 DISH Network Corporation
a
446,048
12,292 Electronic Arts, Inc. 1,767,958
102,908 Facebook, Inc.
a
35,782,141
14,042 Fox Corporation, Class A 521,379
6,527 Fox Corporation, Class B 229,750
16,895 Interpublic Group of Companies,
Inc. 548,919
6,205 Live Nation Entertainment, Inc.
a
543,496
42,725 Lumen Technologies, Inc. 580,633
16,801 News Corporation, Class A 432,962
5,230 News Corporation, Class B 127,350
9,238 Omnicom Group, Inc. 738,948
4,967 Take-Two Interactive Software,
Inc.
a
879,258
25,169 T-Mobile US, Inc.
a
3,645,226
34,279 Twitter, Inc.
a
2,358,738
177,812 Verizon Communications, Inc. 9,962,806
26,009 ViacomCBS , Inc. 1,175,607
78,036 Walt Disney Company
a
13,716,388
Total 163,752,731
Consumer Discretionary (12.9%)
2,811 Advance Auto Parts, Inc. 576,649
18,411 Amazon.com, Inc.
a
63,336,786
11,616 Aptiv plc
a
1,827,545
929 AutoZone, Inc.
a
1,386,272
9,574 Best Buy Company, Inc. 1,100,818
1,763 Booking Holdings, Inc.
a
3,857,603
10,301 BorgWarner, Inc. 500,011
8,963 Caesars Entertainment, Inc.
a
929,911
7,007 CarMax, Inc.
a
904,954
34,286 Carnival Corporation
a
903,779
1,209 Chipotle Mexican Grill, Inc.
a
1,874,361
14,089 D.R. Horton, Inc. 1,273,223
5,620 Darden Restaurants, Inc. 820,464
10,145 Dollar General Corporation 2,195,277
9,962 Dollar Tree, Inc.
a
991,219
1,668 Domino's Pizza, Inc. 778,105
27,797 eBay, Inc. 1,951,627
5,459 Etsy, Inc.
a
1,123,681
6,075 Expedia Group, Inc.
a
994,538
168,394 Ford Motor Company
a
2,502,335
8,920 Gap, Inc. 300,158
6,437 Garmin, Ltd. 931,048
54,828 General Motors Company
a
3,244,173
6,205 Genuine Parts Company 784,746
14,994 Hanesbrands, Inc. 279,938
5,495 Hasbro, Inc. 519,387
11,963 Hilton Worldwide Holdings, Inc.
a
1,442,977
45,666 Home Depot, Inc. 14,562,431
10,062 L Brands, Inc. 725,068
14,109 Las Vegas Sands Corporation
a
743,403
5,722 Leggett & Platt, Inc. 296,457
11,844 Lennar Corporation 1,176,701
11,939 LKQ Corporation
a
587,638
30,360 Lowe's Companies, Inc. 5,888,929
11,468 Marriott International, Inc.
a
1,565,611
Shares Common Stock (99.5%) Value
Consumer Discretionary (12.9%) - continued
32,047 McDonald's Corporation $ 7,402,537
17,486 MGM Resorts International 745,778
2,515 Mohawk Industries, Inc.
a
483,358
19,044 Netflix, Inc.
a
10,059,231
16,257 Newell Brands, Inc. 446,580
54,758 NIKE, Inc. 8,459,563
15,888 Norwegian Cruise Line Holdings,
Ltd.
a,b
467,266
147 NVR, Inc.
a
731,075
2,996 O'Reilly Automotive, Inc.
a
1,696,365
6,380 Penn National Gaming, Inc.
a
488,006
1,724 Pool Corporation 790,730
11,359 PulteGroup, Inc. 619,861
3,061 PVH Corporation
a
329,333
2,072 Ralph Lauren Corporation 244,102
15,316 Ross Stores, Inc. 1,899,184
9,403 Royal Caribbean Cruises, Ltd.
a
801,888
50,607 Starbucks Corporation 5,658,369
11,977 Tapestry, Inc.
a
520,760
21,248 Target Corporation 5,136,492
33,099 Tesla, Inc.
a
22,497,390
51,796 TJX Companies, Inc. 3,492,086
4,950 Tractor Supply Company 920,997
2,352 Ulta Beauty, Inc.
a
813,251
8,101 Under Armour , Inc., Class A
a
171,336
8,439 Under Armour , Inc., Class C
a
156,712
13,811 VF Corporation 1,133,054
2,690 Whirlpool Corporation 586,474
4,520 Wynn Resorts, Ltd.
a
552,796
12,795 Yum! Brands, Inc. 1,471,809
Total 201,654,206
Consumer Staples (5.8%)
79,483 Altria Group, Inc. 3,789,749
23,996 Archer-Daniels-Midland Company 1,454,158
7,845 Brown-Forman Corporation 587,904
8,719 Campbell Soup Company 397,499
10,533 Church & Dwight Company, Inc. 897,622
5,342 Clorox Company 961,079
166,664 Coca-Cola Company 9,018,189
36,334 Colgate-Palmolive Company 2,955,771
20,613 Conagra Brands, Inc. 749,901
7,258 Constellation Brands, Inc. 1,697,574
18,986 Costco Wholesale Corporation 7,512,191
9,960 Estee Lauder Companies, Inc. 3,168,077
26,198 General Mills, Inc. 1,596,244
6,287 Hershey Company 1,095,070
12,106 Hormel Foods Corporation 578,061
4,707 J.M. Smucker Company 609,886
10,822 Kellogg Company 696,179
14,492 Kimberly-Clark Corporation 1,938,740
27,842 Kraft Heinz Company 1,135,397
32,517 Kroger Company 1,245,726
6,283 Lamb Weston Holdings, Inc. 506,787
10,694 McCormick & Company, Inc. 944,494
8,090 Molson Coors Beverage
Company
a
434,352
60,331 Mondelez International, Inc. 3,767,068
15,891 Monster Beverage Corporation
a
1,451,643
59,340 PepsiCo, Inc. 8,792,408
66,938 Philip Morris International, Inc. 6,634,225
105,149 Procter & Gamble Company 14,187,755
21,972 Sysco Corporation 1,708,323
12,660 Tyson Foods, Inc. 933,802
30,814 Walgreens Boots Alliance, Inc. 1,621,124

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.5%) Value
Consumer Staples (5.8%) - continued
58,971 Wal-Mart Stores, Inc. $ 8,316,090
Total 91,383,088
Energy (2.8%)
16,234 APA Corporation 351,141
31,242 Baker Hughes Company 714,505
17,165 Cabot Oil & Gas Corporation 299,701
83,010 Chevron Corporation 8,694,467
57,956 ConocoPhillips 3,529,520
25,584 Devon Energy Corporation 746,797
7,774 Diamondback Energy, Inc. 729,901
25,065 EOG Resources, Inc. 2,091,424
181,827 Exxon Mobil Corporation 11,469,647
38,213 Halliburton Company 883,485
11,789 Hess Corporation 1,029,416
83,645 Kinder Morgan, Inc. 1,524,848
33,850 Marathon Oil Corporation 461,037
27,361 Marathon Petroleum Corporation 1,653,152
16,778 NOV, Inc.
a
257,039
36,081 Occidental Petroleum Corporation 1,128,253
19,135 ONEOK, Inc. 1,064,671
18,806 Phillips 66 1,613,931
9,954 Pioneer Natural Resources
Company 1,617,724
60,057 Schlumberger, Ltd. 1,922,425
17,556 Valero Energy Corporation 1,370,772
52,173 Williams Companies, Inc. 1,385,193
Total 44,539,049
Financials (11.2%)
27,148 Aflac, Inc. 1,456,762
12,856 Allstate Corporation 1,676,937
27,946 American Express Company 4,617,518
36,856 American International Group, Inc. 1,754,346
4,978 Ameriprise Financial, Inc. 1,238,925
9,691 Aon plc 2,313,823
8,800 Arthur J. Gallagher and Company 1,232,704
2,601 Assurant, Inc. 406,224
323,879 Bank of America Corporation 13,353,531
34,651 Bank of New York Mellon
Corporation 1,775,171
81,404 Berkshire Hathaway, Inc.
a
22,623,800
6,092 BlackRock, Inc. 5,330,317
19,391 Capital One Financial Corporation 2,999,594
4,582 Cboe Global Markets, Inc. 545,487
64,417 Charles Schwab Corporation 4,690,202
19,314 Chubb, Ltd. 3,069,767
6,435 Cincinnati Financial Corporation 750,450
88,778 Citigroup, Inc. 6,281,043
18,293 Citizens Financial Group, Inc. 839,100
15,423 CME Group, Inc. 3,280,164
5,996 Comerica, Inc. 427,755
13,095 Discover Financial Services 1,549,008
1,722 Everest Re Group, Ltd. 433,961
30,235 Fifth Third Bancorp 1,155,884
7,559 First Republic Bank 1,414,818
11,697 Franklin Resources, Inc. 374,187
14,612 Goldman Sachs Group, Inc. 5,545,692
15,341 Hartford Financial Services Group,
Inc. 950,682
63,371 Huntington Bancshares, Inc. 904,304
24,170 Intercontinental Exchange, Inc. 2,868,979
16,251 Invesco, Ltd. 434,389
130,012 J.P. Morgan Chase & Company 20,222,066
Shares Common Stock (99.5%) Value
Financials (11.2%) - continued
41,683 KeyCorp $ 860,754
7,686 Lincoln National Corporation 482,988
9,608 Loews Corporation 525,077
5,526 M&T Bank Corporation 802,983
1,631 MarketAxess Holdings, Inc. 756,115
21,841 Marsh & McLennan Companies,
Inc. 3,072,592
31,959 MetLife, Inc. 1,912,746
6,914 Moody's Corporation 2,505,426
63,928 Morgan Stanley 5,861,558
3,540 MSCI, Inc. 1,887,103
4,933 Nasdaq, Inc. 867,221
8,939 Northern Trust Corporation 1,033,527
18,366 People's United Financial, Inc. 314,793
18,247 PNC Financial Services Group,
Inc. 3,480,798
10,865 Principal Financial Group, Inc. 686,559
25,132 Progressive Corporation 2,468,214
16,922 Prudential Financial, Inc. 1,733,997
5,253 Raymond James Financial, Inc. 682,365
41,286 Regions Financial Corporation 833,151
10,346 S&P Global, Inc. 4,246,516
14,936 State Street Corporation 1,228,934
2,333 SVB Financial Group
a
1,298,151
23,231 Synchrony Financial 1,127,168
9,743 T. Rowe Price Group, Inc. 1,928,822
4,072 Torchmark Corporation 387,858
10,802 Travelers Companies, Inc. 1,617,167
57,760 Truist Financial Corporation 3,205,680
58,222 U.S. Bancorp 3,316,907
8,772 Unum Group 249,125
6,018 W.R. Berkley Corporation 447,920
177,533 Wells Fargo & Company 8,040,470
5,539 Willis Towers Watson plc 1,274,081
7,036 Zions Bancorporations NA 371,923
Total 176,026,279
Health Care (12.9%)
76,313 Abbott Laboratories 8,846,966
75,858 AbbVie, Inc. 8,544,645
1,945 ABIOMED, Inc.
a
607,054
13,033 Agilent Technologies, Inc. 1,926,408
9,493 Alexion Pharmaceuticals, Inc.
a
1,743,959
3,093 Align Technology, Inc.
a
1,889,823
6,352 AmerisourceBergen Corporation 727,240
24,677 Amgen, Inc. 6,015,019
10,516 Anthem, Inc. 4,015,009
21,597 Baxter International, Inc. 1,738,558
12,490 Becton, Dickinson and Company 3,037,443
6,466 Biogen, Inc.
a
2,238,982
926 Bio-Rad Laboratories, Inc.
a
596,613
61,027 Boston Scientific Corporation
a
2,609,514
95,945 Bristol-Myers Squibb Company 6,411,045
12,462 Cardinal Health, Inc. 711,456
7,316 Catalent , Inc.
a
791,006
25,028 Centene Corporation
a
1,825,292
12,941 Cerner Corporation 1,011,469
2,158 Charles River Laboratories
International, Inc.
a
798,287
14,738 Cigna Holding Company 3,493,938
2,115 Cooper Companies, Inc. 838,111
56,545 CVS Health Corporation 4,718,115
27,265 Danaher Corporation 7,316,835
3,010 DaVita, Inc.
a
362,494
9,377 Dentsply Sirona, Inc. 593,189

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.5%) Value
Health Care (12.9%) - continued
4,153 Dexcom , Inc.
a
$ 1,773,331
26,699 Edwards Lifesciences Corporation
a
2,765,215
34,187 Eli Lilly and Company 7,846,600
53,866 Gilead Sciences, Inc. 3,709,213
11,287 HCA Healthcare, Inc. 2,333,474
6,043 Henry Schein, Inc.
a
448,330
11,005 Hologic , Inc.
a
734,254
5,541 Humana, Inc. 2,453,111
3,663 IDEXX Laboratories, Inc.
a
2,313,368
6,271 Illumina, Inc.
a
2,967,500
8,029 Incyte Corporation
a
675,480
5,086 Intuitive Surgical, Inc.
a
4,677,289
8,232 IQVIA Holding, Inc.
a
1,994,778
113,102 Johnson & Johnson 18,632,423
4,194 Laboratory Corporation of America
Holdings
a
1,156,915
6,794 McKesson Corporation 1,299,285
57,784 Medtronic plc 7,172,728
108,750 Merck & Company, Inc. 8,457,487
999 Mettler -Toledo International, Inc.
a
1,383,955
10,867 Organon and Company
a
328,835
4,814 PerkinElmer, Inc. 743,330
5,736 Perrigo Company plc 262,996
240,416 Pfizer, Inc. 9,414,691
5,611 Quest Diagnostics, Inc. 740,484
4,497 Regeneron Pharmaceuticals, Inc.
a
2,511,754
6,250 ResMed , Inc. 1,540,750
4,194 STERIS plc 865,222
14,077 Stryker Corporation 3,656,219
2,007 Teleflex, Inc. 806,393
16,880 Thermo Fisher Scientific, Inc. 8,515,454
40,531 UnitedHealth Group, Inc. 16,230,234
3,349 Universal Health Services, Inc. 490,394
11,118 Vertex Pharmaceuticals, Inc.
a
2,241,722
51,911 Viatris , Inc. 741,808
2,650 Waters Corporation
a
915,866
3,171 West Pharmaceutical Services,
Inc. 1,138,706
8,954 Zimmer Biomet Holdings, Inc. 1,439,982
20,391 Zoetis, Inc. 3,800,067
Total 202,588,113
Industrials (9.0%)
24,896 3M Company 4,945,092
5,775 A.O. Smith Corporation 416,146
5,346 Alaska Air Group, Inc.
a
322,417
3,864 Allegion plc 538,255
27,547 American Airlines Group, Inc.
a
584,272
9,918 AMETEK, Inc. 1,324,053
23,610 Boeing Company
a
5,656,011
5,712 C.H. Robinson Worldwide, Inc. 535,043
35,083 Carrier Global Corporation 1,705,034
23,527 Caterpillar, Inc. 5,120,181
3,790 Cintas Corporation 1,447,780
8,942 Copart , Inc.
a
1,178,824
31,658 Corteva , Inc. 1,404,032
97,590 CSX Corporation 3,130,687
6,279 Cummins, Inc. 1,530,883
13,398 Deere & Company 4,725,608
27,472 Delta Air Lines, Inc.
a
1,188,439
6,182 Dover Corporation 931,009
17,115 Eaton Corporation plc 2,536,101
25,757 Emerson Electric Company 2,478,854
5,227 Equifax, Inc. 1,251,919
Shares Common Stock (99.5%) Value
Industrials (9.0%) - continued
7,253 Expeditors International of
Washington, Inc. $ 918,230
24,667 Fastenal Company 1,282,684
10,484 FedEx Corporation 3,127,692
14,539 Fortive Corporation 1,013,950
5,945 Fortune Brands Home and
Security, Inc. 592,181
2,704 Generac Holdings, Inc.
a
1,122,565
9,831 General Dynamics Corporation 1,850,784
377,034 General Electric Company 5,074,878
29,831 Honeywell International, Inc. 6,543,430
16,788 Howmet Aerospace, Inc.
a
578,682
1,728 Huntington Ingalls Industries, Inc. 364,176
3,261 IDEX Corporation 717,583
16,089 IHS Markit , Ltd. 1,812,587
12,346 Illinois Tool Works, Inc. 2,760,072
16,033 Ingersoll - Rand, Inc.
a
782,571
5,593 Jacobs Engineering Group, Inc. 746,218
3,585 JB Hunt Transport Services, Inc. 584,176
30,782 Johnson Controls International plc 2,112,569
3,906 Kansas City Southern 1,106,843
8,804 L3Harris Technologies, Inc. 1,902,985
22,342 Linde Public Limited Company 6,459,072
10,505 Lockheed Martin Corporation 3,974,567
10,900 Masco Corporation 642,119
15,397 Nielsen Holdings plc 379,844
10,748 Norfolk Southern Corporation 2,852,627
6,429 Northrop Grumman Corporation 2,336,491
4,084 Old Dominion Freight Line, Inc. 1,036,519
17,325 Otis Worldwide Corporation 1,416,665
14,910 PACCAR, Inc. 1,330,717
5,543 Parker-Hannifin Corporation 1,702,311
7,138 Pentair, Ltd. 481,744
5,985 Quanta Services, Inc. 542,061
65,072 Raytheon Technologies
Corporation 5,551,292
9,043 Republic Services, Inc. 994,820
4,844 Robert Half International, Inc. 430,971
4,985 Rockwell Automation, Inc. 1,425,810
9,511 Rollins, Inc. 325,276
4,520 Roper Industries, Inc. 2,125,304
2,323 Snap-On, Inc. 519,028
25,399 Southwest Airlines Company
a
1,348,433
6,936 Stanley Black & Decker, Inc. 1,421,811
1,995 Teledyne Technologies, Inc.
a
835,566
9,694 Textron, Inc. 666,656
10,271 Trane Technologies plc 1,891,302
2,358 TransDigm Group, Inc.
a
1,526,310
28,531 Union Pacific Corporation 6,274,823
13,897 United Airlines Holdings, Inc.
a
726,674
31,066 United Parcel Service, Inc. 6,460,796
3,109 United Rentals, Inc.
a
991,802
6,962 Verisk Analytics, Inc. 1,216,401
1,880 W.W. Grainger, Inc. 823,440
7,630 Wabtec Corporation 627,949
16,680 Waste Management, Inc. 2,337,035
7,733 Xylem, Inc. 927,651
Total 140,549,383
Information Technology (27.3%)
27,300 Accenture plc 8,047,767
20,530 Adobe, Inc.
a
12,023,189
52,184 Advanced Micro Devices, Inc.
a
4,901,643
7,000 Akamai Technologies, Inc.
a
816,200
25,667 Amphenol Corporation 1,755,879

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.5%) Value
Information Technology (27.3%) - continued
15,841 Analog Devices, Inc. $ 2,727,187
3,743 ANSYS, Inc.
a
1,299,046
673,715 Apple, Inc. 92,272,006
39,413 Applied Materials, Inc. 5,612,411
2,360 Arista Networks, Inc.
a
855,052
9,449 Autodesk, Inc.
a
2,758,163
18,276 Automatic Data Processing, Inc. 3,629,979
17,536 Broadcom, Ltd. 8,361,866
4,988 Broadridge Financial Solutions,
Inc. 805,712
11,951 Cadence Design Systems, Inc.
a
1,635,136
6,022 CDW Corporation 1,051,742
180,996 Cisco Systems, Inc. 9,592,788
5,333 Citrix Systems, Inc. 625,401
22,652 Cognizant Technology Solutions
Corporation 1,568,878
33,274 Corning, Inc. 1,360,907
10,944 DXC Technology Company
a
426,159
5,828 Enphase Energy, Inc.
a
1,070,196
2,560 F5 Networks, Inc.
a
477,850
26,634 Fidelity National Information
Services, Inc. 3,773,239
25,580 Fiserv, Inc.
a
2,734,246
3,580 FleetCor Technologies, Inc.
a
916,695
5,822 Fortinet, Inc.
a
1,386,742
3,697 Gartner, Inc.
a
895,413
12,679 Global Payments, Inc. 2,377,820
56,088 Hewlett Packard Enterprise
Company 817,763
51,593 HP, Inc. 1,557,593
173,428 Intel Corporation 9,736,248
38,376 International Business Machines
Corporation 5,625,538
11,736 Intuit, Inc. 5,752,635
1,542 IPG Photonics Corporation
a
325,007
3,190 Jack Henry & Associates, Inc. 521,597
14,076 Juniper Networks, Inc. 384,979
7,912 Keysight Technologies, Inc.
a
1,221,692
6,583 KLA-Tencor Corporation 2,134,274
6,125 Lam Research Corporation 3,985,537
5,709 Leidos Holdings, Inc. 577,180
37,571 Mastercard , Inc. 13,716,796
11,526 Maxim Integrated Products, Inc. 1,214,379
11,748 Microchip Technology, Inc. 1,759,146
48,164 Micron Technology, Inc.
a
4,092,977
323,474 Microsoft Corporation 87,629,107
1,847 Monolithic Power Systems, Inc. 689,762
7,287 Motorola Solutions, Inc. 1,580,186
9,561 NetApp, Inc. 782,281
24,908 NortonLifeLock , Inc. 677,996
26,757 NVIDIA Corporation 21,408,276
11,843 NXP Semiconductors NV 2,436,342
78,022 Oracle Corporation 6,073,232
13,775 Paychex, Inc. 1,478,057
2,110 Paycom Software, Inc.
a
766,922
50,453 PayPal Holdings, Inc.
a
14,706,040
4,517 PTC, Inc.
a
638,071
4,836 Qorvo , Inc.
a
946,163
48,447 QUALCOMM, Inc. 6,924,530
39,771 Salesforce.com, Inc.
a
9,714,862
8,552 Seagate Technology Holdings 751,977
8,480 ServiceNow , Inc.
a
4,660,184
7,091 Skyworks Solutions, Inc. 1,359,699
6,552 Synopsys, Inc.
a
1,806,976
14,183 TE Connectivity, Ltd. 1,917,683
Shares Common Stock (99.5%) Value
Information Technology (27.3%) - continued
7,141 Teradyne, Inc. $ 956,608
39,664 Texas Instruments, Inc. 7,627,387
10,779 Trimble, Inc.
a
882,046
1,750 Tyler Technologies, Inc.
a
791,648
4,256 VeriSign, Inc.
a
969,049
72,661 Visa, Inc. 16,989,595
13,162 Western Digital Corporation
a
936,740
17,577 Western Union Company 403,744
10,559 Xilinx, Inc. 1,527,254
2,298 Zebra Technologies Corporation
a
1,216,768
Total 428,431,838
Materials (2.1%)
9,505 Air Products and Chemicals, Inc. 2,734,398
5,013 Albemarle Corporation 844,490
66,219 Amcor plc 758,870
3,565 Avery Dennison Corporation 749,506
14,098 Ball Corporation 1,142,220
4,837 Celanese Corporation 733,289
9,213 CF Industries Holdings, Inc. 474,009
32,082 Dow, Inc. 2,030,149
22,855 DuPont de Nemours, Inc. 1,769,206
5,863 Eastman Chemical Company 684,505
10,684 Ecolab, Inc. 2,200,583
5,535 FMC Corporation 598,887
62,943 Freeport-McMoRan, Inc. 2,335,815
10,691 International Flavors & Fragrances,
Inc. 1,597,235
16,825 International Paper Company 1,031,541
11,057 LyondellBasell Industries NV 1,137,434
2,679 Martin Marietta Materials, Inc. 942,499
14,843 Mosaic Company 473,640
34,409 Newmont Mining Corporation 2,180,842
12,852 Nucor Corporation 1,232,892
4,080 Packaging Corporation of America 552,514
10,183 PPG Industries, Inc. 1,728,768
6,528 Sealed Air Corporation 386,784
10,280 Sherwin-Williams Company 2,800,786
5,698 Vulcan Materials Company 991,851
11,429 WestRock Company 608,251
Total 32,720,964
Real Estate (2.6%)
5,892 Alexandria Real Estate Equities,
Inc. 1,071,991
19,529 American Tower Corporation 5,275,564
5,996 AvalonBay Communities, Inc. 1,251,305
6,100 Boston Properties, Inc. 698,999
14,416 CBRE Group, Inc.
a
1,235,884
18,562 Crown Castle International
Corporation 3,621,446
12,094 Digital Realty Trust, Inc. 1,819,663
16,105 Duke Realty Corporation 762,572
3,847 Equinix , Inc. 3,087,602
14,778 Equity Residential 1,137,906
2,792 Essex Property Trust, Inc. 837,628
5,743 Extra Space Storage, Inc. 940,818
3,039 Federal Realty Investment Trust 356,080
23,147 Healthpeak Properties, Inc. 770,564
30,326 Host Hotels and Resorts, Inc.
a
518,271
12,401 Iron Mountain, Inc. 524,810
18,617 Kimco Realty Corporation 388,164
4,917 Mid-America Apartment
Communities, Inc. 828,121

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.5%) Value
Real Estate (2.6%) - continued
31,773 Prologis, Inc. $ 3,797,827
6,538 Public Storage, Inc. 1,965,911
16,044 Realty Income Corporation 1,070,777
6,785 Regency Centers Corporation 434,715
4,696 SBA Communications Corporation 1,496,615
14,110 Simon Property Group, Inc. 1,841,073
12,749 UDR, Inc. 624,446
16,112 Ventas, Inc. 919,995
6,743 Vornado Realty Trust 314,696
17,932 Welltower , Inc. 1,490,149
32,178 Weyerhaeuser Company 1,107,567
Total 40,191,159
Utilities (2.4%)
28,615 AES Corporation 745,993
10,743 Alliant Energy Corporation 599,030
10,976 Ameren Corporation 878,519
21,464 American Electric Power
Company, Inc. 1,815,640
7,794 American Water Works Company,
Inc. 1,201,289
5,612 Atmos Energy Corporation 539,369
24,932 CenterPoint Energy, Inc. 611,333
12,432 CMS Energy Corporation 734,482
14,723 Consolidated Edison, Inc. 1,055,934
34,639 Dominion Energy, Inc. 2,548,391
8,320 DTE Energy Company 1,078,272
33,037 Duke Energy Corporation 3,261,413
16,297 Edison International, Inc. 942,292
8,618 Entergy Corporation 859,215
9,847 Evergy , Inc. 595,054
14,752 Eversource Energy 1,183,700
41,969 Exelon Corporation 1,859,646
23,360 FirstEnergy Corporation 869,226
84,242 NextEra Energy, Inc. 6,173,254
16,845 NiSource, Inc. 412,702
10,512 NRG Energy, Inc. 423,634
4,843 Pinnacle West Capital Corporation 396,981
33,046 PPL Corporation 924,297
21,693 Public Service Enterprise Group,
Inc. 1,295,940
13,532 Sempra Energy 1,792,719
45,467 Southern Company 2,751,208
13,548 WEC Energy Group, Inc. 1,205,095
23,115 Xcel Energy, Inc. 1,522,816
Total 38,277,444
Total Common Stock
(cost $609,280,388) 1,560,114,254
Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
647,832 Thrivent Cash Management Trust 647,832
Total Collateral Held for
Securities Loaned
(cost $647,832) 647,832
Shares or
Principal
Amount Short-Term Investments ( 0.5% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.003%, 7/16/2021
c,d
$ 99,998
100,000 0.010%, 7/28/2021
c,d
99,998
200,000 0.011%, 8/11/2021
c,d
199,991
Thrivent Core Short-Term Reserve
Fund
662,096 0.140% 6,620,965
Total Short-Term Investments
(cost $7,020,962) 7,020,952
Total Investments (cost
$616,949,182) 100.0% $1,567,783,038
Other Assets and Liabilities, Net
<0.1% 190,452
Total Net Assets 100.0% $1,567,973,490
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Index Portfolio as of June 30, 2021:
Securities Lending Transactions
Common Stock $ 644,697
Total lending $644,697
Gross amount payable upon return of
collateral for securities loaned $647,832
Net amounts due to counterparty
$3,135
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 952,698,610
Gross unrealized depreciation (16,368,569)
Net unrealized appreciation (depreciation) $ 936,330,041
Cost for federal income tax purposes $ 631,547,355

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing Large Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 163,752,731 163,752,731 – –
Consumer Discretionary 201,654,206 201,654,206 – –
Consumer Staples 91,383,088 91,383,088 – –
Energy 44,539,049 44,539,049 – –
Financials 176,026,279 176,026,279 – –
Health Care 202,588,113 202,588,113 – –
Industrials 140,549,383 140,549,383 – –
Information Technology 428,431,838 428,431,838 – –
Materials 32,720,964 32,720,964 – –
Real Estate 40,191,159 40,191,159 – –
Utilities 38,277,444 38,277,444 – –
Short-Term Investments 399,987 – 399,987 –
Subtotal Investments in Securities $1,560,514,241 $1,560,114,254 $399,987 $–
Other Investments  * Total
Affiliated Short-Term Investments 6,620,965
Collateral Held for Securities Loaned 647,832
Subtotal Other Investments $7,268,797
Total Investments at Value $1,567,783,038
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 94,358 94,358 – –
Total Asset Derivatives $94,358 $94,358 $– $–
The following table presents Large Cap Index Portfolio's futures contracts held as of June 30, 2021. Investments and/or cash totaling $399,987 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P 500 Index 36 September 2021 $ 7,625,122 $ 94,358
Total Futures Long Contracts $ 7,625,122 $ 94,358
Total Futures Contracts $ 7,625,122 $94,358

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2021, for Large Cap Index Portfolio's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 94,358
Total Equity Contracts 94,358
Total Asset Derivatives $94,358
*
Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2021, for
Large Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 1,488,527
Total Equity Contracts
1,488,527
Total $1,488,527
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2021, for Large Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (125,819)
Total Equity Contracts (125,819)
Total ($125,819)
The following table presents Large Cap Index Portfolio's average volume of derivative activity during the period ended June 30, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $7,347,742

Large Cap Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $7,873 $29,094 $30,346 $6,621 662 0.4%
Total Affiliated Short-Term Investments 7,873 6,621 0.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 2,529 7,930 9,811 648 648 <0.1
Total Collateral Held for Securities Loaned 2,529 648 <0.1
Total Value $10,402 $7,269
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $– $– $– $5
Total Income/Non Income Cash from Affiliated
Investments $5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 3
Total Affiliated Income from Securities Loaned, Net $3
Total Value $– $– $–

Large Cap Value Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.0% ) Value
Communications Services (6.9%)
14,205 Alphabet, Inc., Class C
a
$ 35,602,275
968,368 Comcast Corporation 55,216,343
512,923 Discovery, Inc., Class A
a,b
15,736,478
915,325 Verizon Communications, Inc. 51,285,660
Total 157,840,756
Consumer Discretionary (6.9%)
180,151 Aptiv plc
a
28,343,157
14,795 AutoZone, Inc.
a
22,077,395
203,021 D.R. Horton, Inc. 18,347,008
267,900 Lowe's Companies, Inc. 51,964,563
56,782 Mohawk Industries, Inc.
a
10,912,933
267,879 Sony Group Corporation ADR 26,043,196
Total 157,688,252
Consumer Staples (5.7%)
84,819 Kimberly-Clark Corporation 11,347,086
150,216 Lamb Weston Holdings, Inc. 12,116,423
502,828 Philip Morris International, Inc. 49,835,283
401,356 Wal-Mart Stores, Inc. 56,599,223
Total 129,898,015
Energy (6.0%)
671,627 BP plc ADR 17,744,385
345,164 ConocoPhillips 21,020,488
801,947 Devon Energy Corporation 23,408,833
758,001 Enterprise Products Partners, LP 18,290,564
149,729 Exxon Mobil Corporation 9,444,905
387,739 Halliburton Company 8,964,526
253,011 Marathon Petroleum Corporation 15,286,925
149,492 Pioneer Natural Resources
Company 24,295,440
Total 138,456,066
Financials (22.9%)
1,590,751 Bank of America Corporation 65,586,664
247,480 Capital One Financial Corporation 38,282,681
450,228 Charles Schwab Corporation 32,781,101
132,970 Chubb, Ltd. 21,134,252
292,513 Citigroup, Inc. 20,695,295
279,563 Comerica, Inc. 19,944,024
198,875 Discover Financial Services 23,524,924
544,009 Equitable Holdings, Inc. 16,565,074
451,794 J.P. Morgan Chase & Company 70,272,039
96,940 Marsh & McLennan Companies,
Inc. 13,637,519
517,087 Morgan Stanley 47,411,707
208,920 Raymond James Financial, Inc. 27,138,708
94,082 Torchmark Corporation 8,961,310
419,274 Truist Financial Corporation 23,269,707
1,249,326 Wells Fargo & Company 56,581,974
307,481 Zions Bancorporations NA 16,253,446
55,409 Zurich Insurance Group AG 22,255,880
Total 524,296,305
Health Care (14.9%)
111,273 AbbVie, Inc. 12,533,791
91,195 Anthem, Inc. 34,818,251
69,057 Biogen, Inc.
a
23,912,367
238,834 Centene Corporation
a
17,418,164
131,192 Cigna Holding Company 31,101,688
232,860 CVS Health Corporation 19,429,839
338,270 GlaxoSmithKline plc ADR
b
13,469,911
Shares Common Stock (98.0%) Value
Health Care (14.9%) - continued
126,711 HCA Healthcare, Inc. $ 26,196,232
315,926 Johnson & Johnson 52,045,649
373,868 Medtronic plc 46,408,235
598,965 Merck & Company, Inc. 46,581,508
106,904 Zimmer Biomet Holdings, Inc. 17,192,301
Total 341,107,936
Industrials (13.3%)
37,726 Boeing Company
a
9,037,641
128,499 Carlisle Companies, Inc. 24,592,139
562,476 CSX Corporation 18,044,230
645,522 Delta Air Lines, Inc.
a
27,925,282
143,012 General Dynamics Corporation 26,923,439
644,175 Johnson Controls International plc 44,209,730
50,376 Kansas City Southern 14,275,047
126,690 L3Harris Technologies, Inc. 27,384,044
139,197 Otis Worldwide Corporation 11,382,139
85,359 Parker-Hannifin Corporation 26,214,602
258,719 Raytheon Technologies
Corporation 22,071,318
160,119 United Parcel Service, Inc. 33,299,948
62,928 United Rentals, Inc.
a
20,074,661
Total 305,434,220
Information Technology (12.0%)
1,212,876 Cisco Systems, Inc. 64,282,428
237,640 Microsoft Corporation 64,376,676
270,433 Oracle Corporation 21,050,505
235,431 QUALCOMM, Inc. 33,650,153
22,548 Samsung Electronics Company,
Ltd. GDR 40,218,166
945,632 Telefonaktiebolaget LM Ericsson
ADR 11,896,050
155,796 Texas Instruments, Inc. 29,959,571
57,395 VMware, Inc.
a,b
9,181,478
Total 274,615,027
Materials (4.6%)
634,874 Axalta Coating Systems, Ltd.
a
19,357,308
571,028 CF Industries Holdings, Inc. 29,379,391
130,246 Eastman Chemical Company 15,206,220
104,146 LyondellBasell Industries NV 10,713,499
29,451 Martin Marietta Materials, Inc. 10,361,156
220,689 Nucor Corporation 21,170,696
Total 106,188,270
Real Estate (2.5%)
298,380 American Campus Communities,
Inc. 13,940,314
66,982 AvalonBay Communities, Inc. 13,978,473
172,389 CBRE Group, Inc.
a
14,778,909
858,620 Host Hotels and Resorts, Inc.
a
14,673,816
Total 57,371,512
Utilities (2.3%)
244,498 Duke Energy Corporation 24,136,843
141,956 Entergy Corporation 14,153,013

Large Cap Value Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.0%) Value
Utilities (2.3%) - continued
352,343 Exelon Corporation $ 15,612,318
Total 53,902,174
Total Common Stock
(cost $1,438,146,313) 2,246,798,533
Shares
Collateral Held for Securities
Loaned ( 1.3% ) Value
30,090,245 Thrivent Cash Management Trust 30,090,245
Total Collateral Held for
Securities Loaned
(cost $30,090,245) 30,090,245
Shares Short-Term Investments ( 2.0% ) Value
Thrivent Core Short-Term Reserve
Fund
4,546,595 0.140% 45,465,945
Total Short-Term Investments
(cost $45,455,840) 45,465,945
Total Investments (cost
$1,513,692,398) 101.3% $2,322,354,723
Other Assets and Liabilities, Net
(1.3%) (30,623,359)
Total Net Assets 100.0% $2,291,731,364
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Portfolio as of June 30, 2021:
Securities Lending Transactions
Common Stock $ 29,510,842
Total lending $29,510,842
Gross amount payable upon return of
collateral for securities loaned $30,090,245
Net amounts due to counterparty
$579,403
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 835,391,981
Gross unrealized depreciation (23,733,361)
Net unrealized appreciation (depreciation) $ 811,658,620
Cost for federal income tax purposes $ 1,510,696,103
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing Large Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 157,840,756 157,840,756 – –
Consumer Discretionary 157,688,252 157,688,252 – –
Consumer Staples 129,898,015 129,898,015 – –
Energy 138,456,066 138,456,066 – –
Financials 524,296,305 502,040,425 22,255,880 –
Health Care 341,107,936 341,107,936 – –
Industrials 305,434,220 305,434,220 – –
Information Technology 274,615,027 234,396,861 40,218,166 –
Materials 106,188,270 106,188,270 – –
Real Estate 57,371,512 57,371,512 – –
Utilities 53,902,174 53,902,174 – –
Subtotal Investments in Securities $2,246,798,533 $2,184,324,487 $62,474,046 $–
Other Investments  * Total
Affiliated Short-Term Investments 45,465,945
Collateral Held for Securities Loaned 30,090,245
Subtotal Other Investments $75,556,190
Total Investments at Value $2,322,354,723
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Value Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $36,041 $124,768 $115,343 $45,466 4,547 2.0%
Total Affiliated Short-Term Investments 36,041 45,466 2.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 24,924 171,210 166,044 30,090 30,090 1.3
Total Collateral Held for Securities Loaned 24,924 30,090 1.3
Total Value $60,965 $75,556
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $– $– $– $37
Total Income/Non Income Cash from Affiliated
Investments $37
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 41
Total Affiliated Income from Securities Loaned, Net $41
Total Value $– $– $–

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 97.7% ) Value
Asset-Backed Securities (20.5%)
510 Asset Backed 2021-NPL1
Trust
$ 4,000,000
2.240%,  11/25/2069, Ser.
2021-NPL1, Class A1
a,b,c
$ 4,000,000
522 Funding CLO, Ltd.
4,500,000
1.141%,  (LIBOR 3M +
1.040%), 10/20/2031, Ser.
2018-3A, Class AR
a,d
4,500,000
Affirm Asset Securitization Trust
3,000,000
0.880%,  8/15/2025, Ser.
2021-A, Class A
a
3,004,393
Aimco CLO 11, Ltd.
5,000,000
1.564%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
a,d
5,009,100
Apidos CLO XXVI
2,250,000
1.540%,  (LIBOR 3M +
1.350%), 7/18/2029, Ser.
2017-26A, Class A1B
a,d
2,250,000
Arch Street CLO, Ltd.
3,500,000
1.888%,  (LIBOR 3M +
1.700%), 10/20/2028, Ser.
2016-2A, Class BR2
a,d
3,500,080
Ares XXXVII CLO, Ltd.
3,400,000
1.354%,  (LIBOR 3M +
1.170%), 10/15/2030, Ser.
2015-4A, Class A1R
a,d
3,399,007
Arkansas Student Loan Authority
3,286,573
1.047%,  (LIBOR 3M +
0.900%), 11/25/2043, Ser.
2010-1A
d
3,303,004
Atrium IX
2,000,000
1.125%,  (LIBOR 3M +
0.990%), 5/28/2030, Ser. 9A,
Class AR2
a,d
2,000,896
Axis Equipment Finance
Receivables Trust
1,120,328
2.630%,  6/20/2024, Ser.
2019-1A, Class A2
a
1,136,592
Benefit Street Partners CLO II, Ltd.
3,000,000
1.634%,  (LIBOR 3M +
1.450%), 7/15/2029, Ser.
2013-IIA, Class A2R2
a,d
2,993,622
Benefit Street Partners CLO IV, Ltd.
4,500,000
1.368%,  (LIBOR 3M +
1.180%), 1/20/2032, Ser.
2014-IVA, Class ARRR
a,d
4,505,413
Benefit Street Partners CLO XVI,
Ltd.
11,000,000
1.030%,  (LIBOR 3M +
1.030%), 1/17/2032, Ser.
2018-16A, Class A1R
a,d
11,003,476
BlueMountain CLO, Ltd.
3,000,947
1.418%,  (LIBOR 3M +
1.230%), 1/20/2029, Ser.
2013-1A, Class A1R2
a,d
3,001,157
1,350,000
1.188%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-3A, Class A1R
a,d
1,344,738
CarVal CLO II, Ltd.
4,500,000
1.298%,  (LIBOR 3M +
1.110%), 4/20/2032, Ser.
2019-1A, Class ANR
a,d
4,499,995
Principal
Amount Long-Term Fixed Income (97.7%) Value
Asset-Backed Securities (20.5%) - continued
CBAM, Ltd.
$ 5,000,000
1.464%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
a,d
$ 5,000,115
Commonbond Student Loan Trust
502,898
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
512,547
1,243,428
0.592%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
a,d
1,235,216
Conn's Receivables Funding
503,508
1.710%,  6/16/2025, Ser.
2020-A, Class A
a
503,929
CoreVest American Finance Trust
1,110,279
3.804%,  6/15/2051, Ser.
2018-1, Class A
a
1,154,238
Earnest Student Loan Program,
LLC
416,466
2.650%,  1/25/2041, Ser.
2017-A, Class A2
a
418,314
ECMC Group Student Loan Trust
4,561,629
1.242%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
a,d
4,606,791
Education Funding Trust
2,528,255
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
2,592,913
Flatiron CLO, Ltd.
3,500,000
1.606%,  (LIBOR 3M +
1.450%), 5/15/2030, Ser.
2017-1A, Class BR
a,d
3,492,979
FREED ABS Trust 2021-2
2,778,995
0.680%,  6/19/2028, Ser.
2021-2, Class A
a
2,780,288
Freedom ABS Trust
554,532
2.520%,  3/18/2027, Ser.
2020-FP1, Class A
a
557,330
Galaxy XX CLO, Ltd.
3,750,000
1.188%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
a,d
3,745,421
Galaxy XXIII CLO, Ltd.
3,800,000
1.526%,  (LIBOR 3M +
1.350%), 4/24/2029, Ser.
2017-23A, Class B1R
a,d
3,791,104
Garrison BSL CLO, Ltd.
3,526,310
1.160%,  (LIBOR 3M +
0.970%), 7/17/2028, Ser.
2018-3A, Class A1
a,d
3,526,377
Genesis Private Label Amortizing
Trust
436,056
2.080%,  7/20/2030, Ser.
2020-1, Class A
a
436,280
Genesis Sales Finance Master
Trust
3,500,000
1.650%,  9/22/2025, Ser.
2020-AA, Class A
a
3,524,207
5,000,000
1.200%,  12/21/2026, Ser.
2021-AA, Class A
a
4,986,784

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.7%) Value
Asset-Backed Securities (20.5%) - continued
GoldenTree Loan Opportunities,
Ltd.
$ 3,000,000
1.477%,  (LIBOR 3M +
1.300%), 10/29/2029, Ser.
2014-9A, Class AJR2
a,d
$ 3,000,690
Golub Capital Partners, Ltd.
5,351,981
1.338%,  (LIBOR 3M +
1.150%), 10/20/2028, Ser.
2018-39A, Class A1
a,d
5,352,088
Gracie Point International Funding
4,000,000
0.860%,  (LIBOR 1M +
0.750%), 11/1/2023, Ser.
2021-1A, Class A
a,d
4,000,000
Invitation Homes Trust
5,905,480
1.182%,  (LIBOR 1M +
1.100%), 1/17/2038, Ser.
2018-SFR4, Class A
a,d
5,921,285
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
1,582,296
0.872%,  (LIBOR 1M +
0.780%), 3/25/2051, Ser.
2021-1
d
1,587,536
Longfellow Place CLO, Ltd.
6,700,000
1.934%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
a,d
6,699,973
Madison Park Funding XI, Ltd.
2,000,000
1.623%,  (LIBOR 3M +
1.450%), 7/23/2029, Ser.
2013-11A, Class BR2
a,d
1,999,224
Madison Park Funding XXV, Ltd.
5,000,000
1.743%,  (LIBOR 3M +
1.650%), 4/25/2029, Ser.
2017-25A, Class A2R
a,d
5,000,155
Madison Park Funding, Ltd.
3,500,000
1.788%,  (LIBOR 3M +
1.600%), 1/20/2029, Ser.
2012-10A, Class BR3
a,d
3,500,007
Marlette Funding Trust
149,140
3.440%,  4/16/2029, Ser.
2019-1A, Class A
a
149,445
Mercury Financial Credit Card
Master Trust
2,500,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
a
2,507,550
Mountain View CLO, Ltd.
1,000,000
1.304%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
a,d
999,902
MRA Issuance Trust
5,800,000
1.423%,  (LIBOR 1M +
1.350%), 7/15/2021, Ser.
2020-12, Class A1X
a,d
5,800,347
3,000,000
1.842%,  (LIBOR 1M +
1.750%), 2/16/2022, Ser.
2021-EBO4, Class A1X
a,d
3,000,374
National Collegiate Trust
1,038,220
0.387%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,d
1,019,896
Principal
Amount Long-Term Fixed Income (97.7%) Value
Asset-Backed Securities (20.5%) - continued
Nationstar HECM Loan Trust
$ 1,768,293
2.272%,  11/25/2029, Ser.
2019-2A, Class A
a,d
$ 1,771,570
Navient Private Education Refi
Loan Trust
2,500,000
1.060%,  10/15/2069, Ser.
2021-CA, Class A
a
2,505,279
Navient Student Loan Trust
1,579,525
0.692%,  (LIBOR 1M +
0.600%), 7/26/2066, Ser.
2017-3A, Class A2
a,d
1,584,438
514,882
0.842%,  (LIBOR 1M +
0.750%), 7/26/2066, Ser.
2017-1A, Class A2
a,d
515,233
Neuberger Berman CLO XIV, Ltd.
2,500,000
1.214%,  (LIBOR 3M +
1.030%), 1/28/2030, Ser.
2013-14A, Class AR2
a,d
2,494,935
Neuberger Berman CLO, Ltd.
3,000,000
1.214%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
a,d
2,998,563
Neuberger Berman Loan Advisers
CLO, Ltd.
4,500,000
1.062%,  (LIBOR 3M +
0.970%), 7/20/2031, Ser.
2020-37A, Class AR
a,d
4,509,036
New Hampshire Higher Education
Loan Corporation
3,603,988
1.292%,  (LIBOR 1M +
1.200%), 9/25/2060, Ser.
2020-1, Class A1B
d
3,721,459
Northstar Education Finance, Inc.
609,570
0.792%,  (LIBOR 1M +
0.700%), 12/26/2031, Ser.
2012-1, Class A
a,d
612,388
Octagon Investment Partners XVII,
Ltd.
2,500,000
1.176%,  (LIBOR 3M +
1.000%), 1/25/2031, Ser.
2013-1A, Class A1R2
a,d
2,500,728
OneMain Financial Issuance Trust
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,558,707
OZLM VIII, Ltd.
4,067,983
1.360%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
a,d
4,068,215
OZLM XI, Ltd.
2,967,561
1.436%,  (LIBOR 3M +
1.250%), 10/30/2030, Ser.
2015-11A, Class A1R
a,d
2,967,786
Progress Residential Trust
2,997,040
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
a
3,040,832
2,000,000
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
2,042,847
SLM Student Loan Trust
2,408,211
0.492%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
d
2,368,491

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.7%) Value
Asset-Backed Securities (20.5%) - continued
Small Business Lending Trust
$ 113,620
2.850%,  7/15/2026, Ser.
2019-A, Class A
a
$ 113,550
407,418
2.620%,  12/15/2026, Ser.
2020-A, Class A
a
408,722
SoFi Consumer Loan Program
Trust
283,926
3.010%,  4/25/2028, Ser.
2019-2, Class A
a
284,694
305,393
2.020%,  1/25/2029, Ser.
2020-1, Class A
a
307,906
SoFi Professional Loan Program,
LLC
102,566
0.942%,  (LIBOR 1M +
0.850%), 7/25/2039, Ser.
2016-E, Class A1
a,d
102,745
Sound Point CLO XIV, Ltd.
4,500,000
1.673%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2016-3A, Class B1R
a,d
4,491,333
Sound Point CLO XV, Ltd.
6,000,000
1.673%,  (LIBOR 3M +
1.500%), 1/23/2029, Ser.
2017-1A, Class BR
a,d
6,000,168
Sound Point CLO XX, Ltd.
4,000,000
1.276%,  (LIBOR 3M +
1.100%), 7/26/2031, Ser.
2018-2A, Class A
a,d
3,998,580
TCW CLO 2019-1 AMR, Ltd.
2,500,000
1.831%,  (LIBOR 3M +
1.675%), 2/15/2029, Ser.
2019-1A, Class B
a,d
2,497,888
THL Credit Wind River CLO, Ltd.
1,500,000
1.618%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
a,d
1,504,518
Toorak Mortgage Corporation, Ltd.
3,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
a,c
3,001,577
Upstart Securitization Trust
230,621
2.897%,  9/20/2029, Ser.
2019-2, Class A
a
231,082
771,304
2.684%,  1/21/2030, Ser.
2019-3, Class A
a
775,663
1,353,487
2.322%,  4/22/2030, Ser.
2020-1, Class A
a
1,362,581
1,638,583
1.702%,  11/20/2030, Ser.
2020-3, Class A
a
1,648,160
2,474,320
0.870%,  3/20/2031, Ser.
2021-1, Class A
a
2,479,136
3,849,865
0.910%,  6/20/2031, Ser.
2021-2, Class A
a
3,852,829
VCAT Asset Securitization, LLC
2,767,619
2.289%,  12/26/2050, Ser.
2021-NPL1, Class A1
a,c
2,774,878
Voya CLO, Ltd.
1,248,051
1.384%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
a,d
1,247,687
Whitebox CLO II, Ltd.
2,250,000
2.126%,  (LIBOR 3M +
1.950%), 10/24/2031, Ser.
2020-2A, Class A2
a,d
2,255,821
Principal
Amount Long-Term Fixed Income (97.7%) Value
Asset-Backed Securities (20.5%) - continued
Wind River CLO, Ltd.
$ 3,000,000
1.719%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
a,d
$ 3,000,930
Total 236,455,733
Basic Materials (1.3%)
Air Products and Chemicals, Inc.
775,000 1.500%,  10/15/2025 793,427
DowDuPont , Inc.
2,000,000 4.205%,  11/15/2023 2,166,624
EI du Pont de Nemours &
Company
700,000 1.700%,  7/15/2025 717,871
Freeport-McMoRan, Inc.
1,090,000 4.550%,  11/14/2024 1,185,375
Glencore Funding, LLC
1,500,000 3.000%,  10/27/2022
a
1,542,195
1,000,000 4.625%,  4/29/2024
a
1,096,100
Kinross Gold Corporation
1,000,000 5.950%,  3/15/2024 1,118,560
LYB International Finance III, LLC
1,100,000 1.250%,  10/1/2025 1,097,250
Mosaic Company
650,000 3.250%,  11/15/2022 672,867
Nucor Corporation
800,000 2.000%,  6/1/2025 827,818
Steel Dynamics, Inc.
775,000 2.400%,  6/15/2025 810,416
Syngenta Finance NV
2,800,000 4.892%,  4/24/2025
a
3,102,615
Total 15,131,118
Capital Goods (1.9%)
Boeing Company
2,350,000 4.875%,  5/1/2025 2,633,100
1,750,000 2.196%,  2/4/2026 1,766,727
Caterpillar Financial Services
Corporation
1,300,000 0.800%,  11/13/2025 1,292,371
CNH Industrial Capital, LLC
1,020,000 1.950%,  7/2/2023 1,045,613
General Electric Company
795,000 3.450%,  5/15/2024 851,165
Honeywell International, Inc.
925,000 1.350%,  6/1/2025 942,055
Huntington Ingalls Industries, Inc.
700,000 3.844%,  5/1/2025 762,805
Meritage Homes Corporation
2,000,000 6.000%,  6/1/2025 2,280,000
Otis Worldwide Corporation
1,875,000 2.056%,  4/5/2025 1,947,990
Republic Services, Inc.
1,250,000 2.500%,  8/15/2024 1,311,837
1,250,000 0.875%,  11/15/2025 1,237,746
Roper Technologies, Inc.
1,250,000 3.650%,  9/15/2023 1,335,015
750,000 2.350%,  9/15/2024 786,569
675,000 1.000%,  9/15/2025 671,583

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.7%) Value
Capital Goods (1.9%) - continued
Textron, Inc.
$ 2,000,000 3.875%,  3/1/2025 $ 2,176,723
W.W. Grainger, Inc.
875,000 1.850%,  2/15/2025 905,847
Total 21,947,146
Collateralized Mortgage Obligations (16.1%)
Affirm Asset Securitization Trust
4,941,340
1.900%,  1/15/2025, Ser.
2020-Z2, Class A
a
4,979,648
Banc of America Funding Trust
370,653
2.365%,  1/25/2035, Ser.
2004-D, Class 4A1
d
384,598
1,008,298
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 1,018,237
Bear Stearns Adjustable Rate
Mortgage Trust
169,296
2.410%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
d
172,535
394,277
3.068%,  10/25/2036, Ser.
2006-4, Class 1A1
d
387,157
Bellemeade Re, Ltd.
3,000,000
2.092%,  (LIBOR 1M +
2.000%), 10/25/2030, Ser.
2020-3A, Class M1A
a,d
3,011,232
2,900,000
1.768%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
a,d
2,918,610
4,000,000
1.210%,  (SOFR30A +
1.200%), 6/25/2031, Ser.
2021-2A, Class M1A
a,d
4,002,371
BRAVO Residential Funding Trust
914,837
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
a
937,394
5,809,726
0.768%,  (SOFR30A +
0.750%), 7/26/2021, Ser.
2021-HE2, Class A1
a,d
5,811,648
Business Jet Securities, LLC
2,161,180
2.981%,  11/15/2035, Ser.
2020-1A, Class A
a
2,200,206
Cascade Funding Mortgage Trust
3,070,761
0.946%,  12/26/2030, Ser.
2020-HB4, Class A
a,d
3,075,047
2,237,717
0.801%,  2/25/2031, Ser.
2021-HB5, Class A
a,d
2,236,811
2,898,676
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
2,894,988
1,933,684
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,d
2,014,587
Citigroup Mortgage Loan Trust,
Inc.
933,246
2.887%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
d
930,034
Countrywide Alternative Loan Trust
201,667
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 183,246
230,964
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 222,246
Principal
Amount Long-Term Fixed Income (97.7%) Value
Collateralized Mortgage Obligations (16.1%) -
continued
Credit Suisse Mortgage Trust
$ 571,207
3.453%,  3/25/2026, Ser.
2020-BPL2, Class A1
a
$ 570,506
3,476,515
2.688%,  3/25/2059, Ser.
2020-RPL6, Class A1
a,d
3,519,864
Federal Home Loan Mortgage
Corporation - REMIC
644,104
3.000%,  8/15/2040, Ser.
4364, Class A 653,617
Federal National Mortgage
Association - REMIC
753,472
4.000%,  3/25/2029, Ser.
2012-74, Class V 760,239
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
390
2.250%,  6/25/2025, Ser.
2010-58, Class PT 391
Finance of America HECM Buyout
2021-HB1
1,376,062
0.875%,  2/25/2031, Ser.
2021-HB1, Class A
a,d
1,376,722
Foundation Finance Trust
2,797,426
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
2,800,824
FWD Securitization Trust
2,142,494
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
a,d
2,190,399
GCT Commercial Mortgage Trust
2,000,000
1.323%,  (LIBOR 1M +
1.250%), 2/15/2038, Ser.
2021-GCT, Class B
a,d
2,001,632
Genworth Mortgage Insurance
Corporation
844,201
1.992%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
a,d
844,202
1,900,000
2.142%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
a,d
1,907,742
GMAC Mortgage Corporation
Loan Trust
25,430
0.592%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
d,e
35,398
187,408
5.750%,  10/25/2036, Ser.
2006-HE3, Class A2
d
197,785
GS Mortgage-Backed Securities
Trust
2,212,940
3.750%,  10/25/2057, Ser.
2018-RPL1, Class A1A
a
2,335,345
589,481
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
a,d
597,647
1,046,137
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,d
1,051,527
GSAA Home Equity Trust
844,141
4.551%,  8/25/2034, Ser.
2004-10, Class M2 873,873
Homeward Opportunities Fund
Trust
4,480,612
3.228%,  8/25/2025, Ser.
2020-BPL1, Class A1
a,c
4,532,691

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.7%) Value
Collateralized Mortgage Obligations (16.1%) -
continued
J.P. Morgan Alternative Loan Trust
$ 820,131
3.163%,  3/25/2036, Ser.
2006-A1, Class 2A1
d
$ 786,686
Legacy Mortgage Asset Trust
1,278,438
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
a,c
1,286,718
LHOME Mortgage Trust
2,000,000
3.844%,  3/25/2024, Ser.
2019-RTL2, Class A1
a
2,009,640
3,000,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
a,d
2,995,342
Long Beach Mortgage Loan Trust
212,750
0.962%,  (LIBOR 1M +
0.870%), 2/25/2035, Ser.
2005-1, Class M3
d
212,826
Master Asset Securitization Trust
727,150
0.592%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
d
148,766
Mello Warehouse Securitization
Trust
4,500,000
0.992%,  (LIBOR 1M +
0.900%), 10/25/2053, Ser.
2020-1, Class A
a,d
4,499,880
2,300,000
0.892%,  (LIBOR 1M +
0.800%), 11/25/2053, Ser.
2020-2, Class A
a,d
2,302,563
4,000,000
1.006%,  (LIBOR 1M +
0.900%), 2/25/2055, Ser.
2021-1, Class B
a,d
4,010,529
Merrill Lynch Mortgage Investors
Trust
150,277
1.277%,  (LIBOR 1M +
1.185%), 7/25/2035, Ser.
2004-WMC5, Class M3
d
150,347
Mortgage Equity Conversion Asset
Trust
2,196,147
0.570%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,d
2,073,116
2,188,380
0.550%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,d
2,087,985
MRA Issuance Trust
4,390,000
1.842%,  (LIBOR 1M +
1.750%), 10/8/2021, Ser.
2021-EBO1, Class A1X
a,d
4,389,475
6,000,000
1.260%,  (LIBOR 1M +
1.150%), 10/15/2021, Ser.
2021-8, Class A1X
a,d
6,000,105
4,000,000
1.586%,  (LIBOR 1M +
1.500%), 3/8/2022, Ser. 2021-
NA1, Class A1X
a,b,d
4,000,000
New Residential Mortgage, LLC
1,278,144
3.790%,  7/25/2054, Ser.
2018-FNT2, Class A
a
1,278,568
New York Mortgage Trust
3,000,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
a,c
2,996,551
2,393,827
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
a,d
2,407,821
Principal
Amount Long-Term Fixed Income (97.7%) Value
Collateralized Mortgage Obligations (16.1%) -
continued
Oak Street Investment
$ 2,177,620
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
$ 2,209,178
Oaktown Re II, Ltd.
206,553
1.642%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
a,d
206,602
Oaktown Re, Ltd.
3,300,000
1.668%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
a,d
3,310,102
Palmer Square Loan Funding, Ltd.
5,000,000
1.396%,  (LIBOR 3M +
1.250%), 5/20/2029, Ser.
2021-2A, Class A2
a,d
5,000,860
4,000,000
1.528%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
a,d,f
4,000,000
Preston Ridge Partners Mortgage
Trust, LLC
3,102,627
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
a,d
3,119,127
3,406,227
2.857%,  9/25/2025, Ser.
2020-3, Class A1
a,c
3,424,313
2,883,979
2.363%,  11/25/2025, Ser.
2020-6, Class A1
a,c
2,890,861
2,690,631
2.115%,  1/25/2026, Ser.
2021-1, Class A1
a,d
2,695,492
Pretium Mortgage Credit Partners,
LLC
1,878,961
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
a,c
1,878,545
Radnor RE, Ltd.
176,634
1.492%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
a,d
176,673
4,350,000
1.660%,  (SOFR30A +
1.650%), 12/27/2033, Ser.
2021-1, Class M1A
a,d
4,349,983
RCO Mortgage, LLC
3,596,269
3.475%,  11/25/2024, Ser.
2019-2, Class A1
a,c
3,604,521
Residential Funding Mortgage
Security I Trust
66,822
5.500%,  10/25/2021, Ser.
2006-S10, Class 2A1 55,100
Silver Hill Trust
3,064,010
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
a,d
3,137,631
Stanwich Mortgage Loan Trust
2,529,451
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
a,c
2,535,173
Starwood Mortgage Residential
Trust
1,219,351
2.718%,  4/25/2060, Ser.
2020-2, Class A1
a,d
1,234,306
Terwin Mortgage Trust
1,402,919
1.092%,  (LIBOR 1M +
1.500%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,d
1,408,995

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.7%) Value
Collateralized Mortgage Obligations (16.1%) -
continued
Toorak Mortgage Corporation
$ 1,500,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 $ 1,518,478
5,100,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
a,c
5,126,745
Toorak Mortgage Corporation, Ltd.
3,250,847
4.458%,  3/25/2022, Ser.
2019-1, Class A1
a,c
3,265,343
TVC Mortgage Trust
4,550,000
3.474%,  9/25/2024, Ser.
2020-RTL1, Class A1
a
4,584,706
Vericrest Opportunity Loan
Transferee
3,038,038
1.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a,c
3,038,218
4,112,109
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,c
4,107,404
2,867,584
2.240%,  2/27/2051, Ser.
2021-NPL3, Class A1
a,c
2,870,402
2,503,445
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,c
2,504,772
1,280,506
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,c
1,283,546
Verus Securitization Trust
1,868,627
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
a,d
1,899,791
1,025,975
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
a,d
1,038,921
Wachovia Asset Securitization, Inc.
305,951
0.232%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
a,d,e
285,306
Wachovia Mortgage Loan Trust,
LLC
181,520
2.448%,  5/20/2036, Ser.
2006-A, Class 2A1
d
187,442
WaMu Mortgage Pass Through
Certificates
1,469,144
0.987%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
d
1,380,566
Total 185,597,019
Commercial Mortgage-Backed Securities (1.0%)
BFLD Trust
3,000,000
1.223%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
a,d
3,018,658
Cascade Funding Mortgage Trust
4,000,000
0.898%,  6/25/2036, Ser.
2021-HB6, Class A
a,b,d
4,000,000
Federal National Mortgage
Association - ACES
62,609
3.560%,  9/25/2021, Ser.
2018-M5, Class A2
d
62,675
GS Mortgage Securities Trust
3,000,000
1.673%,  (LIBOR 1M +
1.600%), 5/15/2026, Ser.
2021-ROSS, Class B
a,d
3,001,025
Principal
Amount Long-Term Fixed Income (97.7%) Value
Commercial Mortgage-Backed Securities (1.0%)
- continued
GSAA Home Equity Trust
$ 869,949
2.042%,  (LIBOR 1M +
1.950%), 5/25/2034, Ser.
2004-4, Class M2
d
$ 946,448
Total 11,028,806
Communications Services (3.0%)
American Tower Corporation
1,500,000 3.375%,  5/15/2024 1,604,267
1,000,000 4.400%,  2/15/2026 1,129,080
AT&T, Inc.
2,000,000
1.044%,  (LIBOR 3M +
0.890%), 2/15/2023
d
2,022,788
1,200,000 4.125%,  2/17/2026 1,348,792
Bell Canada
2,250,000 0.750%,  3/17/2024 2,255,078
British Sky Broadcasting Group
plc
1,503,000 3.750%,  9/16/2024
a
1,642,727
Charter Communications
Operating, LLC
1,875,000 4.500%,  2/1/2024 2,042,194
1,000,000 4.908%,  7/23/2025 1,132,911
Cox Communications, Inc.
517,000 3.150%,  8/15/2024
a
551,521
Crown Castle International
Corporation
1,000,000 3.200%,  9/1/2024 1,068,029
Discovery Communications, LLC
1,050,000 2.950%,  3/20/2023 1,092,544
Fox Corporation
1,000,000 3.666%,  1/25/2022 1,019,571
940,000 3.050%,  4/7/2025 1,006,514
NBN Company, Ltd.
1,000,000 1.450%,  5/5/2026
a
1,002,250
Netflix, Inc.
1,800,000 5.875%,  2/15/2025 2,080,044
NTT Finance Corporation
775,000 0.583%,  3/1/2024
a
773,880
Sprint Corporation
2,450,000 7.125%,  6/15/2024 2,826,687
T-Mobile USA, Inc.
1,900,000 3.500%,  4/15/2025 2,059,306
VeriSign, Inc.
1,546,000 5.250%,  4/1/2025 1,755,777
Verizon Communications, Inc.
630,000 0.750%,  3/22/2024 632,708
2,600,000 0.850%,  11/20/2025 2,571,531
ViacomCBS , Inc.
1,250,000 3.700%,  8/15/2024 1,350,291
Walt Disney Company
1,165,000 1.750%,  1/13/2026 1,197,873
Total 34,166,363
Consumer Cyclical (5.7%)
7-Eleven, Inc.
1,950,000 0.950%,  2/10/2026
a
1,914,928
Alibaba Group Holding, Ltd.
500,000 2.800%,  6/6/2023 519,915

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.7%) Value
Consumer Cyclical (5.7%) - continued
Amazon.com, Inc.
$ 1,500,000 1.000%,  5/12/2026 $ 1,500,297
American Honda Finance
Corporation
950,000 1.950%,  5/10/2023 978,493
910,000 0.650%,  9/8/2023 914,008
1,000,000 0.550%,  7/12/2024 996,760
930,000 1.200%,  7/8/2025 936,495
BMW U.S. Capital, LLC
2,000,000 3.150%,  4/18/2024
a
2,133,157
D.R. Horton, Inc.
800,000 2.600%,  10/15/2025 842,990
Daimler Finance North America,
LLC
875,000 1.750%,  3/10/2023
a
893,018
1,000,000
1.016%,  (LIBOR 3M +
0.840%), 5/4/2023
a,d
1,011,038
1,000,000 0.750%,  3/1/2024
a
1,002,102
Expedia Group, Inc.
2,000,000 6.250%,  5/1/2025
a
2,326,510
Ford Motor Credit Company, LLC
1,000,000
1.391%,  (LIBOR 3M +
1.235%), 2/15/2023
d
996,250
1,840,000 3.370%,  11/17/2023 1,907,495
1,250,000 3.810%,  1/9/2024 1,307,037
1,100,000 3.375%,  11/13/2025 1,140,645
General Motors Company
1,000,000 6.125%,  10/1/2025 1,183,802
General Motors Financial
Company, Inc.
1,250,000 1.050%,  3/8/2024 1,257,169
1,900,000 3.950%,  4/13/2024 2,044,029
1,420,000 2.900%,  2/26/2025 1,503,124
925,000 2.750%,  6/20/2025 973,923
Harley-Davidson Financial
Services, Inc.
511,000 4.050%,  2/4/2022
a
521,731
Hyundai Capital America
900,000 0.800%,  1/8/2024
a
896,063
1,140,000 1.800%,  10/15/2025
a
1,156,675
Hyundai Capital Services, Inc.
1,000,000 3.000%,  3/6/2022
a
1,016,660
1,500,000 3.000%,  8/29/2022
a
1,538,196
750,000 1.250%,  2/8/2026
a
738,102
Kohl's Corporation
2,286,000 9.500%,  5/15/2025
g
2,901,638
Lennar Corporation
990,000 4.875%,  12/15/2023 1,077,605
550,000 5.875%,  11/15/2024 625,080
1,100,000 4.750%,  5/30/2025 1,233,375
Lowe's Companies, Inc.
2,000,000 4.000%,  4/15/2025 2,212,916
Marriott International, Inc.
1,150,000 3.600%,  4/15/2024 1,226,340
686,000 3.750%,  10/1/2025 739,048
MDC Holdings, Inc.
1,575,000 5.500%,  1/15/2024 1,725,649
Nissan Motor Company, Ltd.
2,075,000 3.043%,  9/15/2023
a
2,164,162
Owl Rock Capital Corporation
1,000,000 3.400%,  7/15/2026 1,042,230
Principal
Amount Long-Term Fixed Income (97.7%) Value
Consumer Cyclical (5.7%) - continued
PulteGroup, Inc.
$ 1,750,000 5.500%,  3/1/2026 $ 2,043,125
Target Corporation
940,000 2.250%,  4/15/2025 987,470
Toll Brothers Finance Corporation
1,250,000 5.875%,  2/15/2022 1,275,137
1,700,000 4.375%,  4/15/2023 1,772,250
Toyota Motor Credit Corporation
1,375,000 0.500%,  8/14/2023 1,377,675
1,000,000 0.450%,  1/11/2024 996,719
925,000 1.800%,  2/13/2025 954,950
875,000 0.800%,  10/16/2025 867,195
VF Corporation
900,000 2.050%,  4/23/2022 912,197
ViacomCBS , Inc.
900,000 4.750%,  5/15/2025 1,018,433
Volkswagen Group of America
Finance, LLC
1,000,000 0.750%,  11/23/2022
a
1,003,533
2,000,000 4.250%,  11/13/2023
a
2,161,518
1,500,000 2.850%,  9/26/2024
a
1,583,940
Total 66,052,797
Consumer Non-Cyclical (5.4%)
AbbVie, Inc.
1,900,000 2.300%,  11/21/2022 1,950,205
2,000,000 3.850%,  6/15/2024 2,169,111
1,920,000 3.600%,  5/14/2025 2,095,098
Amgen, Inc.
1,320,000 1.900%,  2/21/2025 1,366,599
Anthem, Inc.
1,025,000 2.375%,  1/15/2025 1,073,401
AstraZeneca plc
1,550,000 0.700%,  4/8/2026 1,509,124
BAT International Finance plc
2,500,000 1.668%,  3/25/2026 2,498,599
Boston Scientific Corporation
1,840,000 3.450%,  3/1/2024 1,964,396
Bristol-Myers Squibb Company
1,300,000 0.537%,  11/13/2023 1,301,557
Bunge, Ltd. Finance Corporation
1,100,000 1.630%,  8/17/2025 1,112,955
Cargill, Inc.
1,000,000 3.250%,  3/1/2023
a
1,048,238
800,000 1.375%,  7/23/2023
a
814,829
Centene Corporation
1,825,000 5.375%,  8/15/2026
a
1,907,125
2,000,000 4.250%,  12/15/2027 2,107,500
CK Hutchison International, Ltd.
2,000,000 2.750%,  3/29/2023
a
2,073,220
Coca-Cola European Partners plc
1,250,000 0.800%,  5/3/2024
a
1,246,216
Conagra Brands, Inc.
1,750,000 4.300%,  5/1/2024 1,919,442
Constellation Brands, Inc.
1,000,000 2.700%,  5/9/2022 1,018,304
500,000 3.200%,  2/15/2023 521,098
CVS Health Corporation
755,000 3.700%,  3/9/2023 795,114
241,000 4.100%,  3/25/2025 267,208

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.7%) Value
Consumer Non-Cyclical (5.4%) - continued
Diageo Capital plc
$ 600,000 1.375%,  9/29/2025 $ 609,836
General Mills, Inc.
1,500,000
1.200%,  (LIBOR 3M +
1.010%), 10/17/2023
d
1,526,530
Gilead Sciences, Inc.
1,375,000 0.750%,  9/29/2023 1,375,679
HCA, Inc.
2,000,000 5.875%,  5/1/2023 2,173,400
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,842,102
Imperial Tobacco Finance plc
1,500,000 3.750%,  7/21/2022
a
1,539,126
Keurig Dr Pepper, Inc.
2,000,000 0.750%,  3/15/2024 2,002,182
Kraft Heinz Foods Company
2,500,000 3.000%,  6/1/2026 2,662,336
McKesson Corporation
1,500,000 0.900%,  12/3/2025 1,477,975
Nestle Holdings, Inc.
1,145,000 0.375%,  1/15/2024
a
1,139,434
Novartis Capital Corporation
2,100,000 1.750%,  2/14/2025 2,163,746
PepsiCo, Inc.
1,400,000 2.250%,  3/19/2025 1,471,265
Philip Morris International, Inc.
900,000 1.125%,  5/1/2023 911,830
1,350,000 0.875%,  5/1/2026 1,332,643
Royalty Pharma plc
2,675,000 1.200%,  9/2/2025
a
2,650,647
Smithfield Foods, Inc.
2,000,000 2.650%,  10/3/2021
a
2,009,736
Thermo Fisher Scientific, Inc.
700,000 4.133%,  3/25/2025 776,101
UnitedHealth Group, Inc.
1,000,000 3.500%,  2/15/2024 1,076,738
Upjohn, Inc.
700,000 1.650%,  6/22/2025
a
708,030
Zoetis, Inc.
1,450,000 3.250%,  2/1/2023 1,505,893
Total 61,714,568
Energy (4.9%)
BP Capital Markets America, Inc.
1,500,000
0.785%,  (LIBOR 3M +
0.650%), 9/19/2022
d
1,506,929
1,000,000 3.790%,  2/6/2024 1,078,718
Canadian Natural Resources, Ltd.
1,400,000 2.050%,  7/15/2025 1,438,409
Cenovus Energy, Inc.
2,000,000 5.375%,  7/15/2025 2,288,066
Cheniere Corpus Christi Holdings,
LLC
1,766,000 5.875%,  3/31/2025 2,023,958
Cheniere Energy Partners, LP
1,000,000 4.500%,  10/1/2029 1,075,000
Chevron USA, Inc.
1,015,000 3.900%,  11/15/2024 1,113,504
Principal
Amount Long-Term Fixed Income (97.7%) Value
Energy (4.9%) - continued
Cimarex Energy Company
$ 2,500,000 4.375%,  6/1/2024 $ 2,721,074
Continental Resources, Inc.
1,900,000 4.500%,  4/15/2023 1,977,102
1,000,000 3.800%,  6/1/2024 1,057,500
Devon Energy Corporation
1,100,000 5.250%,  9/15/2024
a
1,225,284
1,150,000 5.850%,  12/15/2025 1,349,790
Diamondback Energy, Inc.
1,100,000 0.900%,  3/24/2023 1,100,237
950,000 2.875%,  12/1/2024 1,003,390
Encana Corporation
1,000,000 3.900%,  11/15/2021 1,002,391
Energy Transfer Operating, LP
2,273,000 4.200%,  9/15/2023 2,431,205
750,000 5.875%,  1/15/2024 831,078
950,000 2.900%,  5/15/2025 999,855
EOG Resources, Inc.
1,025,000 2.625%,  3/15/2023 1,058,018
Equinor ASA
925,000 2.875%,  4/6/2025 988,483
Exxon Mobil Corporation
1,100,000 2.992%,  3/19/2025 1,179,847
Hess Corporation
1,824,000 3.500%,  7/15/2024 1,935,137
Marathon Petroleum Corporation
2,100,000 4.700%,  5/1/2025 2,368,339
MPLX, LP
500,000 3.500%,  12/1/2022 519,330
1,500,000 4.875%,  6/1/2025 1,693,247
1,100,000 1.750%,  3/1/2026 1,111,859
National Fuel Gas Company
750,000 5.200%,  7/15/2025 844,901
1,370,000 5.500%,  1/15/2026 1,585,122
Newfield Exploration Company
2,925,000 5.625%,  7/1/2024 3,256,748
ONEOK, Inc.
1,000,000 2.750%,  9/1/2024 1,052,746
Petroleos Mexicanos
874,000 2.378%,  4/15/2025 906,485
Pioneer Natural Resources
Company
1,700,000 1.125%,  1/15/2026 1,683,284
Plains All American Pipeline, LP
2,000,000 3.850%,  10/15/2023 2,119,830
750,000 4.650%,  10/15/2025 839,088
Schlumberger Finance Canada,
Ltd.
225,000 1.400%,  9/17/2025 227,472
Schlumberger Holdings
Corporation
1,500,000 3.750%,  5/1/2024
a
1,614,283
Suncor Energy, Inc.
930,000 2.800%,  5/15/2023 967,219
Transcontinental Gas Pipe Line
Company, LLC
600,000 7.850%,  2/1/2026 761,938
Western Midstream Operating, LP
1,500,000 4.350%,  2/1/2025 1,584,885

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.7%) Value
Energy (4.9%) - continued
Williams Partners, LP
$ 1,325,000 3.600%,  3/15/2022 $ 1,347,238
Total 55,868,989
Financials (20.8%)
AerCap Ireland Capital DAC
1,000,000 3.300%,  1/23/2023 1,037,154
1,375,000 3.150%,  2/15/2024 1,443,242
1,300,000 6.500%,  7/15/2025 1,524,787
1,200,000 1.750%,  1/30/2026 1,185,917
Aircastle , Ltd.
800,000 5.250%,  8/11/2025
a
898,592
Allstate Corporation
1,300,000 0.750%,  12/15/2025 1,286,401
Ally Financial, Inc.
2,750,000 5.750%,  11/20/2025 3,157,434
American International Group, Inc.
1,050,000 2.500%,  6/30/2025 1,108,013
Ares Capital Corporation
924,000 4.250%,  3/1/2025 996,078
1,350,000 3.875%,  1/15/2026 1,446,176
800,000 2.150%,  7/15/2026 795,538
Athene Global Funding
2,000,000
1.424%,  (LIBOR 3M +
1.230%), 7/1/2022
a,d
2,020,087
1,100,000 1.200%,  10/13/2023
a
1,112,375
Australia and New Zealand
Banking Group, Ltd.
1,890,000 2.950%,  7/22/2030
a,d
1,966,261
Aviation Capital Group, LLC
1,200,000 5.500%,  12/15/2024
a
1,356,396
Avolon Holdings Funding, Ltd.
1,644,000 5.500%,  1/15/2026
a
1,864,728
1,000,000 2.125%,  2/21/2026
a
995,859
450,000 4.250%,  4/15/2026
a
487,654
Banco Bilbao Vizcaya Argentaria
SA
1,400,000 0.875%,  9/18/2023 1,404,841
Banco Santander Mexico SA
320,000 5.375%,  4/17/2025
a
363,085
Banco Santander SA
800,000
1.308%,  (LIBOR 3M +
1.120%), 4/12/2023
d
810,928
1,000,000 0.701%,  6/30/2024
d
1,001,997
1,000,000 1.849%,  3/25/2026 1,010,665
Bank of America Corporation
500,000 2.816%,  7/21/2023
d
512,436
1,775,000 4.200%,  8/26/2024 1,945,817
1,800,000 0.810%,  10/24/2024
d
1,807,492
1,000,000 3.458%,  3/15/2025
d
1,068,784
1,250,000 0.976%,  4/22/2025
d
1,254,006
1,125,000 0.981%,  9/25/2025
d
1,124,134
1,900,000 2.456%,  10/22/2025
d
1,987,580
1,275,000 1.319%,  6/19/2026
d
1,277,788
1,250,000 1.734%,  7/22/2027
d
1,259,614
Bank of Montreal
1,500,000 3.300%,  2/5/2024 1,606,274
Bank of New York Mellon
Corporation
900,000 1.600%,  4/24/2025 924,173
700,000 4.700%,  9/20/2025
d,h
763,875
Principal
Amount Long-Term Fixed Income (97.7%) Value
Financials (20.8%) - continued
Bank of New Zealand
$ 875,000 2.000%,  2/21/2025
a
$ 904,770
Bank of Nova Scotia
1,175,000 1.950%,  2/1/2023 1,204,655
1,050,000 1.625%,  5/1/2023 1,073,053
935,000 4.900%,  6/4/2025
d,h
1,026,162
Barclays plc
1,000,000 3.684%,  1/10/2023 1,017,106
2,000,000
1.536%,  (LIBOR 3M +
1.380%), 5/16/2024
d
2,036,940
1,500,000 4.375%,  9/11/2024 1,637,077
1,600,000 1.007%,  12/10/2024
d
1,605,706
BNP Paribas SA
960,000 2.819%,  11/19/2025
a,d
1,010,056
1,300,000 1.323%,  1/13/2027
a,d
1,284,251
BPCE SA
1,000,000
1.370%,  (LIBOR 3M +
1.220%), 5/22/2022
a,d
1,009,033
950,000 2.375%,  1/14/2025
a
989,175
Branch Banking and Trust
Company
1,800,000 2.150%,  12/6/2024 1,883,243
Canadian Imperial Bank of
Commerce
1,875,000 2.250%,  1/28/2025 1,958,121
Capital One Bank USA NA
1,875,000 2.014%,  1/27/2023
d
1,892,514
Capital One Financial Corporation
1,500,000 3.900%,  1/29/2024 1,618,830
Charles Schwab Corporation
400,000 5.375%,  6/1/2025
d,h
442,120
1,250,000 4.000%,  6/1/2026
d,h
1,303,125
CIT Group, Inc.
2,650,000 5.250%,  3/7/2025 2,981,250
Citigroup, Inc.
1,890,000 2.312%,  11/4/2022
d
1,901,863
1,800,000 4.000%,  8/5/2024 1,960,535
2,500,000 0.776%,  10/30/2024
d
2,506,237
925,000 3.106%,  4/8/2026
d
989,928
1,150,000 1.122%,  1/28/2027
d
1,133,717
Comerica, Inc.
750,000 3.700%,  7/31/2023 797,154
585,000 5.625%,  7/1/2025
d,h
647,887
Compass Bank
1,500,000 2.875%,  6/29/2022 1,535,497
Cooperatieve Rabobank UA
1,625,000 1.339%,  6/24/2026
a,d
1,631,696
Corporate Office Properties, LP
450,000 2.250%,  3/15/2026 462,329
Credit Agricole SA
935,000 1.907%,  6/16/2026
a,d
953,271
750,000 1.247%,  1/26/2027
a,d
738,400
Credit Suisse AG
675,000 2.800%,  4/8/2022 688,062
Credit Suisse Group AG
1,500,000 6.500%,  8/8/2023
a
1,656,960
990,000 7.500%,  12/11/2023
a,d,h
1,098,247
1,050,000 2.193%,  6/5/2026
a,d
1,075,106
1,600,000 1.305%,  2/2/2027
a,d
1,567,121
Danske Bank AS
915,000 1.171%,  12/8/2023
a,d
919,590

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.7%) Value
Financials (20.8%) - continued
$ 1,500,000 5.375%,  1/12/2024
a
$ 1,663,282
Deutsche Bank AG
1,200,000 3.700%,  5/30/2024 1,285,611
910,000 2.222%,  9/18/2024
d
934,589
1,600,000 4.500%,  4/1/2025 1,726,832
1,100,000 2.129%,  11/24/2026
d
1,116,178
Discover Bank
1,250,000 2.450%,  9/12/2024 1,307,847
Equitable Financial Life Global
Funding
1,200,000 0.500%,  11/17/2023
a
1,199,901
Fifth Third Bancorp
1,900,000 2.375%,  1/28/2025 1,991,974
First Horizon National Corporation
1,325,000 3.550%,  5/26/2023 1,393,910
First Republic Bank
940,000 1.912%,  2/12/2024
d
960,408
FNB Corporation
1,315,000 2.200%,  2/24/2023 1,335,583
FS KKR Capital Corporation
2,000,000 3.400%,  1/15/2026 2,068,037
GA Global Funding Trust
1,200,000 1.625%,  1/15/2026
a
1,214,798
GE Capital Funding, LLC
875,000 3.450%,  5/15/2025 952,235
Goldman Sachs Group, Inc.
2,100,000 0.481%,  1/27/2023 2,101,158
1,700,000 0.627%,  11/17/2023
d
1,700,506
1,500,000 0.673%,  3/8/2024
d
1,502,680
940,000 3.500%,  4/1/2025 1,019,803
1,915,000 3.272%,  9/29/2025
d
2,048,636
272,000 4.250%,  10/21/2025 304,071
1,700,000 0.855%,  2/12/2026
d
1,687,525
HSBC Holdings plc
2,000,000 3.262%,  3/13/2023
d
2,040,402
1,500,000 6.250%,  3/23/2023
d,h
1,588,125
1,325,000 1.645%,  4/18/2026
d
1,342,765
1,000,000 1.589%,  5/24/2027
d
1,001,927
ING Groep NV
500,000 4.625%,  1/6/2026
a
570,586
1,250,000 1.726%,  4/1/2027
d
1,260,673
Intercontinental Exchange, Inc.
1,150,000 0.700%,  6/15/2023 1,154,965
J.P. Morgan Chase & Company
1,250,000
3.976%,  (LIBOR 3M +
3.800%), 11/1/2021
d,h
1,253,125
925,000 1.514%,  6/1/2024
d
943,238
1,750,000 3.875%,  9/10/2024 1,907,623
1,500,000
1.038%,  (LIBOR 3M +
0.850%), 1/10/2025
d
1,519,561
700,000 0.563%,  2/16/2025
d
696,178
1,500,000 0.969%,  6/23/2025
d
1,501,773
800,000 2.005%,  3/13/2026
d
825,920
900,000 2.083%,  4/22/2026
d
930,640
1,000,000 3.650%,  6/1/2026
d,h
1,001,400
2,500,000 1.045%,  11/19/2026
d
2,468,357
725,000 1.040%,  2/4/2027
d
713,083
KeyBank NA
1,250,000 0.423%,  1/3/2024
d
1,250,185
Kilroy Realty, LP
750,000 3.800%,  1/15/2023 780,521
Principal
Amount Long-Term Fixed Income (97.7%) Value
Financials (20.8%) - continued
$ 1,800,000 4.375%,  10/1/2025 $ 1,994,854
Lincoln National Corporation
1,000,000 4.000%,  9/1/2023 1,072,978
Lloyds Banking Group plc
1,500,000 2.858%,  3/17/2023
d
1,525,659
2,000,000 2.907%,  11/7/2023
d
2,062,223
925,000 7.500%,  6/27/2024
d,h
1,052,187
350,000 4.582%,  12/10/2025 393,273
Macquarie Group, Ltd.
1,500,000
1.155%,  (LIBOR 3M +
1.020%), 11/28/2023
a,d
1,515,300
Mitsubishi UFJ Financial Group,
Inc.
875,000 2.193%,  2/25/2025 910,642
Mizuho Financial Group Cayman
3, Ltd.
825,000 4.600%,  3/27/2024
a
899,607
Mizuho Financial Group, Inc.
1,500,000 2.555%,  9/13/2025
d
1,570,410
Morgan Stanley
1,000,000
3.794%,  (LIBOR 3M +
3.610%), 10/15/2021
d,h
1,003,750
1,800,000 4.100%,  5/22/2023 1,916,621
600,000 0.560%,  11/10/2023
d
600,757
2,000,000 0.529%,  1/25/2024
d
1,998,986
500,000 0.731%,  4/5/2024
d
501,048
750,000 2.720%,  7/22/2025
d
788,832
1,300,000 0.864%,  10/21/2025
d
1,299,515
1,750,000 5.000%,  11/24/2025 2,017,533
1,000,000 0.985%,  12/10/2026
d
984,225
National Bank of Canada
950,000 2.100%,  2/1/2023 974,652
Nationwide Building Society
2,000,000 3.766%,  3/8/2024
a,d
2,100,279
New York Life Global Funding
950,000 2.000%,  1/22/2025
a
984,759
Nomura Holdings, Inc.
1,890,000 2.648%,  1/16/2025 1,985,568
Omega Healthcare Investors, Inc.
380,000 4.950%,  4/1/2024 413,388
800,000 4.500%,  1/15/2025 873,703
1,000,000 5.250%,  1/15/2026 1,140,441
Owl Rock Technology Finance
Corporation
750,000 4.750%,  12/15/2025
a
824,558
750,000 3.750%,  6/17/2026
a
788,628
PayPal Holdings, Inc.
1,000,000 2.200%,  9/26/2022 1,023,823
1,000,000 2.400%,  10/1/2024 1,053,187
Peachtree Corners Funding Trust
1,375,000 3.976%,  2/15/2025
a
1,505,122
Principal Life Global Funding II
900,000 0.875%,  1/12/2026
a
884,058
Protective Life Global Funding
1,350,000 0.631%,  10/13/2023
a
1,353,169
Regions Financial Corporation
925,000 2.250%,  5/18/2025 963,203
Reinsurance Group of America,
Inc.
2,000,000 4.700%,  9/15/2023 2,173,363
Royal Bank of Canada
900,000 1.600%,  4/17/2023 919,492

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.7%) Value
Financials (20.8%) - continued
Royal Bank of Scotland Group plc
$ 2,000,000
1.626%,  (LIBOR 3M +
1.470%), 5/15/2023
d
$ 2,021,140
1,000,000 3.498%,  5/15/2023
d
1,026,040
1,500,000 4.269%,  3/22/2025
d
1,627,026
Santander Holdings USA, Inc.
1,000,000 3.400%,  1/18/2023 1,041,131
350,000 3.450%,  6/2/2025 376,118
Santander UK Group Holdings plc
925,000 1.532%,  8/21/2026
d
926,580
Siemens
Financieringsmaatschappij NV
1,250,000 0.650%,  3/11/2024
a
1,251,333
Simon Property Group, LP
1,250,000 3.300%,  1/15/2026 1,358,838
Skandinaviska Enskilda Banken
AB
1,155,000 0.550%,  9/1/2023
a
1,154,873
Societe Generale SA
1,800,000 2.625%,  10/16/2024
a
1,879,431
1,400,000 1.488%,  12/14/2026
a,d
1,387,281
Standard Chartered plc
1,175,000 3.950%,  1/11/2023
a
1,225,964
1,000,000 1.319%,  10/14/2023
a,d
1,008,610
900,000 0.991%,  1/12/2025
a,d
897,168
500,000 1.214%,  3/23/2025
a,d
501,784
State Street Corporation
1,415,000 2.354%,  11/1/2025
d
1,487,237
Sumitomo Mitsui Financial Group,
Inc.
1,700,000 2.448%,  9/27/2024 1,783,182
750,000 0.948%,  1/12/2026 742,457
Sumitomo Mitsui Trust Bank, Ltd.
1,150,000 0.800%,  9/12/2023
a
1,156,963
1,000,000 0.850%,  3/25/2024
a
1,001,528
Svenska Handelsbanken AB
1,500,000 0.550%,  6/11/2024
a
1,494,535
Synchrony Financial
250,000 2.850%,  7/25/2022 255,901
1,485,000 4.250%,  8/15/2024 1,622,703
Synovus Bank
940,000 2.289%,  2/10/2023
d
947,268
Toronto-Dominion Bank
1,375,000 0.750%,  9/11/2025 1,361,955
Truist Financial Corporation
675,000 4.950%,  9/1/2025
d,h
741,488
U.S. Bank NA
1,800,000 2.050%,  1/21/2025 1,879,373
UBS AG
1,650,000 5.125%,  5/15/2024 1,819,125
UBS Group AG
1,375,000 1.008%,  7/30/2024
a,d
1,384,902
USB Realty Corporation
95,000
1.331%,  (LIBOR 3M +
1.147%), 1/15/2022
a,d,h
74,100
VEREIT Operating Partnership, LP
200,000 4.600%,  2/6/2024 217,921
440,000 4.625%,  11/1/2025 498,170
Voya Financial, Inc.
500,000 5.650%,  5/15/2053
d
535,000
Principal
Amount Long-Term Fixed Income (97.7%) Value
Financials (20.8%) - continued
Wells Fargo & Company
$ 750,000 3.450%,  2/13/2023 $ 786,223
1,500,000 3.750%,  1/24/2024 1,613,174
1,525,000 1.654%,  6/2/2024
d
1,557,616
3,200,000 2.406%,  10/30/2025
d
3,348,067
Welltower , Inc.
2,000,000 3.625%,  3/15/2024 2,144,339
Westpac Banking Corporation
500,000 2.000%,  1/16/2025
a
521,129
940,000 2.894%,  2/4/2030
d
974,940
Total 239,915,985
Foreign Government (0.2%)
Sinopec Group Overseas
Development 2018, Ltd.
2,050,000 2.150%,  5/13/2025
a
2,099,196
Total 2,099,196
Mortgage-Backed Securities (0.5%)
CIM Trust
2,329,675
2.568%,  7/25/2059, Ser.
2021-NR2, Class A1
a,c
2,340,059
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,142,113 3.000%,  3/25/2050 1,191,546
Federal National Mortgage
Association
335,876 3.500%,  10/1/2048 353,802
386,970 3.500%,  8/1/2049 408,419
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
204,067
1.938%,  (LIBOR 12M +
1.484%), 1/1/2043
d
212,979
733,551 4.000%,  7/1/2048 781,824
Total 5,288,629
Technology (2.5%)
Apple, Inc.
1,000,000 0.700%,  2/8/2026 988,329
Baidu, Inc.
880,000 3.075%,  4/7/2025 929,238
Broadcom Corporation
2,000,000 3.125%,  1/15/2025 2,134,867
Broadcom, Inc.
1,750,000 4.250%,  4/15/2026 1,961,813
Dell International, LLC
1,500,000 4.000%,  7/15/2024 1,631,070
1,750,000 5.850%,  7/15/2025 2,053,126
Fidelity National Information
Services, Inc.
1,200,000 0.600%,  3/1/2024 1,198,355
Fiserv, Inc.
2,000,000 2.750%,  7/1/2024 2,109,968
Global Payments, Inc.
875,000 2.650%,  2/15/2025 921,928
Intuit, Inc.
1,625,000 0.950%,  7/15/2025 1,628,310

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.7%) Value
Technology (2.5%) - continued
Marvell Technology, Inc.
$ 1,000,000 4.200%,  6/22/2023
a
$ 1,063,108
Microchip Technology, Inc.
1,000,000 0.983%,  9/1/2024
a
995,152
Micron Technology, Inc.
1,050,000 2.497%,  4/24/2023 1,085,301
NXP Funding, LLC
1,342,000 2.700%,  5/1/2025
a
1,415,302
Oracle Corporation
1,055,000 2.500%,  4/1/2025 1,108,212
Panasonic Corporation
1,000,000 2.536%,  7/19/2022
a
1,019,772
1,000,000 2.679%,  7/19/2024
a
1,051,686
Seagate HDD Cayman
1,232,000 4.750%,  1/1/2025 1,355,200
SK Hynix, Inc.
500,000 1.000%,  1/19/2024
a
497,180
Tencent Holdings, Ltd.
1,150,000 3.800%,  2/11/2025
a
1,249,211
875,000 1.810%,  1/26/2026
a
888,536
Total System Services, Inc.
925,000 3.750%,  6/1/2023 973,338
VMware, Inc.
1,000,000 2.950%,  8/21/2022 1,025,906
Total 29,284,908
Transportation (2.4%)
Air Canada Pass Through Trust
872,722 3.875%,  3/15/2023
a
883,568
Air Lease Corporation
1,750,000 3.500%,  1/15/2022 1,778,937
1,500,000 4.250%,  2/1/2024 1,626,467
Aircastle , Ltd.
1,500,000 4.400%,  9/25/2023 1,605,724
Avolon Holdings Funding, Ltd.
2,000,000 3.950%,  7/1/2024
a
2,132,964
Boeing Company
1,575,000 1.950%,  2/1/2024 1,612,743
British Airways plc
845,492 4.625%,  6/20/2024
a
891,484
Continental Airlines, Inc.
1,970,313 4.150%,  4/11/2024 2,092,952
Delta Air Lines, Inc.
1,000,000 7.000%,  5/1/2025
a
1,166,988
2,150,000 4.500%,  10/20/2025
a
2,310,435
ERAC USA Finance, LLC
1,600,000 2.600%,  12/1/2021
a
1,612,157
J.B. Hunt Transport Services, Inc.
1,175,000 3.300%,  8/15/2022 1,205,612
Mileage Plus Holdings, LLC
1,000,000 6.500%,  6/20/2027
a
1,101,000
Penske Truck Leasing Company,
LP
1,000,000 2.700%,  11/1/2024
a
1,051,627
1,000,000 3.950%,  3/10/2025
a
1,093,461
800,000 1.200%,  11/15/2025
a
792,374
Ryder System, Inc.
1,000,000 3.400%,  3/1/2023 1,045,054
Principal
Amount Long-Term Fixed Income (97.7%) Value
Transportation (2.4%) - continued
Southwest Airlines Company
$ 1,975,000 4.750%,  5/4/2023 $ 2,118,657
350,000 5.250%,  5/4/2025 399,341
TTX Company
800,000 4.125%,  10/1/2023
a
861,079
Total 27,382,624
U.S. Government & Agencies (7.8%)
U.S. Treasury Notes
8,000,000 0.125%,  4/30/2023 7,985,000
7,350,000 2.750%,  7/31/2023 7,729,559
13,000,000 0.125%,  10/15/2023 12,944,141
14,850,000 0.125%,  1/15/2024 14,760,088
9,970,000 2.500%,  1/31/2024 10,518,739
36,500,000 0.250%,  6/15/2024 36,277,578
Total 90,215,105
Utilities (3.7%)
Alexander Funding Trust
2,500,000 1.841%,  11/15/2023
a
2,545,668
Ameren Corporation
750,000 2.500%,  9/15/2024 788,668
American Electric Power
Company, Inc.
1,075,000 1.000%,  11/1/2025 1,064,075
Berkshire Hathaway Energy
Company
1,575,000 4.050%,  4/15/2025 1,748,785
CenterPoint Energy Resources
Corporation
1,000,000 0.700%,  3/2/2023 1,000,095
CenterPoint Energy, Inc.
1,175,000 3.850%,  2/1/2024 1,263,385
Dominion Energy, Inc.
1,650,000 1.450%,  4/15/2026 1,661,645
DTE Energy Company
1,500,000 3.700%,  8/1/2023 1,596,068
1,500,000 2.529%,  10/1/2024 1,578,996
Duke Energy Corporation
915,000 0.900%,  9/15/2025 904,213
Edison International
1,420,000 2.950%,  3/15/2023 1,465,868
Enel Finance International NV
2,000,000 2.750%,  4/6/2023
a
2,073,991
Entergy Corporation
870,000 0.900%,  9/15/2025 858,378
Exelon Corporation
1,250,000 3.497%,  6/1/2022 1,281,556
Florida Power & Light Company
1,150,000 2.850%,  4/1/2025 1,229,524
Georgia Power Company
950,000 2.100%,  7/30/2023 981,035
ITC Holdings Corporation
1,500,000 2.700%,  11/15/2022 1,542,036
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,660,148
National Rural Utilities Cooperative
Finance Corporation
1,150,000 4.750%,  4/30/2043
d
1,203,813

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.7%) Value
Utilities (3.7%) - continued
NextEra Energy Capital Holdings,
Inc.
$ 1,500,000 0.650%,  3/1/2023 $ 1,506,122
NiSource, Inc.
1,250,000 5.650%,  6/15/2023
d,h
1,332,812
920,000 0.950%,  8/15/2025 912,349
OGE Energy Corporation
1,000,000 0.703%,  5/26/2023 1,000,268
Public Service Enterprise Group,
Inc.
2,000,000 2.875%,  6/15/2024 2,120,575
Sempra Energy
1,875,000 3.550%,  6/15/2024 2,015,464
Southern California Edison
Company
1,000,000 1.100%,  4/1/2024 1,006,888
Southern Company
1,500,000 2.950%,  7/1/2023 1,564,927
900,000 4.000%,  1/15/2051
d
951,750
750,000 3.750%,  9/15/2051
d
754,800
WEC Energy Group, Inc.
1,140,000 0.550%,  9/15/2023 1,139,373
Xcel Energy, Inc.
1,350,000 0.500%,  10/15/2023 1,349,722
Total 42,102,997
Total Long-Term Fixed Income
(cost $1,105,723,098) 1,124,251,983
Shares Preferred Stock ( 0.2% ) Value
Financials (0.2%)
66,000 Citigroup Capital XIII, 6.556%
d
1,841,400
Total 1,841,400
Total Preferred Stock
(cost $1,821,600) 1,841,400
Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
345,180 Thrivent Cash Management Trust 345,180
Total Collateral Held for
Securities Loaned
(cost $345,180) 345,180
Shares or
Principal
Amount Short-Term Investments ( 4.2% ) Value
Federal Home Loan Bank Discount
Notes
300,000 0.020%, 7/15/2021
i,j
299,997
100,000 0.003%, 7/16/2021
i,j
99,999
800,000 0.005%, 7/28/2021
i,j
799,982
100,000 0.005%, 8/11/2021
i,j
99,995
Thrivent Core Short-Term Reserve
Fund
4,703,868 0.140% 47,038,678
U.S. Treasury Bills
500,000 0.048%, 8/26/2021
i,k
499,965
Total Short-Term Investments
(cost $48,763,969) 48,838,616
Shares or
Principal
Amount Short-Term Investments (4.2%) Value
Total Investments (cost
$1,156,653,847) 102.1% $1,175,277,179
Other Assets and Liabilities, Net
(2.1%) (24,499,737)
Total Net Assets 100.0% $1,150,777,442
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2021, the value of these investments was $551,565,776 or 47.9%
of total net assets.
b Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2021.
d Denotes variable rate securities. The rate shown is as of
June 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e All or a portion of the security is insured or guaranteed.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g All or a portion of the security is on loan.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
k At June 30, 2021, $9,999 of investments were segregated
to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Portfolio as of June 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 335,097
Total lending $335,097
Gross amount payable upon return of
collateral for securities loaned $345,180
Net amounts due to counterparty
$10,083

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
ACES - Alternative Credit Enhancement Securities
CLO - Collateralized Loan Obligation
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
LIBOR 12M - ICE Libor USD Rate 12 Month
SOFR30A - Secured Overnight Financing Rate 30
Year Average
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 14,833,728
Gross unrealized depreciation (1,595,573)
Net unrealized appreciation (depreciation) $ 13,238,155
Cost for federal income tax purposes $ 1,162,245,117

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing Limited Maturity Bond Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 236,455,733 – 232,455,733 4,000,000
Basic Materials 15,131,118 – 15,131,118 –
Capital Goods 21,947,146 – 21,947,146 –
Collateralized Mortgage Obligations 185,597,019 – 181,597,019 4,000,000
Commercial Mortgage-Backed Securities 11,028,806 – 7,028,806 4,000,000
Communications Services 34,166,363 – 34,166,363 –
Consumer Cyclical 66,052,797 – 66,052,797 –
Consumer Non-Cyclical 61,714,568 – 61,714,568 –
Energy 55,868,989 – 55,868,989 –
Financials 239,915,985 – 239,915,985 –
Foreign Government 2,099,196 – 2,099,196 –
Mortgage-Backed Securities 5,288,629 – 5,288,629 –
Technology 29,284,908 – 29,284,908 –
Transportation 27,382,624 – 27,382,624 –
U.S. Government & Agencies 90,215,105 – 90,215,105 –
Utilities 42,102,997 – 42,102,997 –
Preferred Stock
Financials 1,841,400 1,841,400 – –
Short-Term Investments 1,799,938 – 1,799,938 –
Subtotal Investments in Securities $1,127,893,321 $1,841,400 $1,114,051,921 $12,000,000
Other Investments  * Total
Affiliated Short-Term Investments 47,038,678
Collateral Held for Securities Loaned 345,180
Subtotal Other Investments $47,383,858
Total Investments at Value $1,175,277,179
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 206,093 206,093 – –
Total Asset Derivatives $206,093 $206,093 $– $–

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Limited Maturity Bond Portfolio's futures contracts held as of June 30, 2021. Investments and/or cash totaling
$1,299,973 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
Ultra 10-Yr. U.S. Treasury Note 10 September 2021 $ 1,463,938 $ 8,093
Total Futures Long Contracts $ 1,463,938 $ 8,093
CBOT 5-Yr. U.S. Treasury Note (990) September 2021 ( $ 122,393,393) $ 198,000
Total Futures Short Contracts ( $ 122,393,393) $198,000
Total Futures Contracts ( $ 120,929,455) $206,093
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2021, for Limited Maturity Bond
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 206,093
Total Interest Rate Contracts 206,093
Total Asset Derivatives $206,093
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2021, for
Limited Maturity Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 2,864,994
Total Interest Rate Contracts
2,864,994
Total $2,864,994
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2021, for Limited Maturity Bond Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 442,233
Total Interest Rate Contracts 442,233
Total $442,233
The following table presents Limited Maturity Bond Portfolio's average volume of derivative activity during the period ended June 30, 2021.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $84,182,733
Futures - Short (163,214,883)

Limited Maturity Bond Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $158,253 $175,448 $286,662 $47,039 4,704 4.0%
Total Affiliated Short-Term Investments 158,253 47,039 4.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 1,840 7,606 9,101 345 345 <0.1
Total Collateral Held for Securities Loaned 1,840 345 <0.1
Total Value $160,093 $47,384
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $– $– $– $133
Total Income/Non Income Cash from Affiliated
Investments $133
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $–

Low Volatility Equity Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.0% ) Value
Communications Services (11.6%)
6,556 AT&T, Inc. $ 188,682
8,486 BCE, Inc. 418,481
2,728 Comcast Corporation 155,551
15,428 Deutsche Telekom AG 326,302
1,285 Electronic Arts, Inc. 184,821
2,603 Elisa Oyj 155,335
1,924 Embracer Group AB
a
52,022
23,000 HKT Trust and HKT, Ltd. 31,328
6,300 KDDI Corporation 196,281
35,300 Koninklijke (Royal) KPN NV 110,406
1,117 Match Group, Inc.
a
180,116
1,400 NEXON Company, Ltd. 31,156
200 Nintendo Company, Ltd. 115,735
24,500 Nippon Telegraph and Telephone
Corporation 640,557
8,349 Rogers Communications, Inc.
b
443,852
19,500 SKY Perfect JSAT Holdings, Inc. 71,149
67,400 SoftBank Corporation 881,254
390 Swisscom AG 222,842
169 Take-Two Interactive Software,
Inc.
a
29,916
12,969 Telefonica Deutschland Holding
AG 34,234
14,444 TELUS Corporation 323,930
228 T-Mobile US, Inc.
a
33,021
17,030 Verizon Communications, Inc. 954,191
Total 5,781,162
Consumer Discretionary (5.0%)
500 ABC-MART, Inc. 28,758
20,000 Cafe de Coral Holdings, Ltd. 41,111
900 Canon Marketing Japan, Inc. 20,898
6,919 Domino's Pizza Group plc 37,223
220 Domino's Pizza, Inc. 102,628
2,097 HelloFresh SE
a
203,847
92 Hermes International 134,256
1,567 Home Depot, Inc. 499,701
1,700 KOMEDA Holdings Company, Ltd. 31,661
14,000 Luk Fook Holdings International,
Ltd. 48,328
3,214 McDonald's Corporation 742,402
685 NIKE, Inc. 105,826
15,400 Nippon Parking Development
Company, Ltd. 23,423
1,000 Ohsho Food Service Corporation 50,415
200 Pan Pacific International Holdings
Company 4,159
4,200 Sangetsu Company, Ltd. 58,591
1,400 Sankyo Company, Ltd. 35,800
3,100 T-GAIA Corporation 54,493
8,800 USS Company, Ltd. 153,828
1,132 Yum! Brands, Inc. 130,214
Total 2,507,562
Consumer Staples (13.8%)
918 Altria Group, Inc. 43,770
1,390 Axfood AB 38,464
1,277 Church & Dwight Company, Inc. 108,826
1,243 Coca-Cola Company 67,259
8,074 Colgate-Palmolive Company 656,820
893 Costco Wholesale Corporation 353,333
1,500 Endeavour Group, Ltd.
a
7,076
2,795 Hershey Company 486,833
5,409 Hormel Foods Corporation 258,280
Shares Common Stock (99.0%) Value
Consumer Staples (13.8%) - continued
600 Interparfums SA $ 38,985
24,400 Japan Tobacco, Inc. 461,119
2,500 Kao Corporation 154,150
1,676 Kimberly-Clark Corporation 224,215
7,620 Koninklijke Ahold Delhaize NV 226,920
929 Kroger Company 35,590
30 Lindt & Spruengli AG 298,460
2,885 McCormick & Company, Inc. 254,803
854 Monster Beverage Corporation
a
78,013
1,758 Nestle SA 219,130
1,500 Noevir Holdings Company, Ltd. 76,171
4,775 PepsiCo, Inc. 707,512
2,366 Philip Morris International, Inc. 234,494
5,320 Procter & Gamble Company 717,828
645 Royal Unibrew AS 82,188
400 San-A Company, Ltd. 15,212
5,262 Scandinavian Tobacco Group AS
c
107,511
5,900 Seven & I Holdings Company, Ltd. 282,615
4,321 Wal-Mart Stores, Inc. 609,347
1,500 Woolworths, Ltd. 42,925
Total 6,887,849
Energy (0.4%)
19,000 Eneos Holdings, Inc. 79,625
736 Koninklijke Vopak NV 33,457
3,208 Washington H. Soul Pattinson and
Company, Ltd. 81,126
Total 194,208
Financials (7.0%)
218 Allstate Corporation 28,436
991 Aon plc 236,611
234 Arthur J. Gallagher and Company 32,779
1,077 Azimut Holding SPA 26,191
1,812 Berkshire Hathaway, Inc.
a
503,591
62 Chubb, Ltd. 9,854
1,089 CME Group, Inc. 231,608
175 Erie Indemnity Company 33,836
293 FactSet Research Systems, Inc. 98,334
5,967 Flow Traders
c
256,694
282 Intact Financial Corporation 38,312
537 Intercontinental Exchange, Inc. 63,742
36,000 Japan Post Bank Company, Ltd. 302,773
5,600 Japan Post Holdings Company,
Ltd. 45,997
4,088 Laurentian Bank of Canada 144,083
59 MarketAxess Holdings, Inc. 27,352
2,544 Marsh & McLennan Companies,
Inc. 357,890
9,100 Mitsubishi HC Capital, Inc. 48,799
1,758 Mizrahi Tefahot Bank, Ltd.
a
54,154
11 MSCI, Inc. 5,864
819 Ringkjoebing Landbobank AS 83,180
684 S&P Global, Inc. 280,748
21,000 Singapore Exchange, Ltd. 174,906
5,400 Sumitomo Mitsui Financial Group,
Inc. 186,149
43 Swiss Life Holding AG 20,917
620 T. Rowe Price Group, Inc. 122,741
1,208 Topdanmark AS 62,860
Total 3,478,401
Health Care (19.5%)
3,775 Abbott Laboratories 437,636

Low Volatility Equity Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.0%) Value
Health Care (19.5%) - continued
1,203 Amgen, Inc. $ 293,231
575 Amplifon SPA 28,430
4,600 Astellas Pharmaceutical, Inc. 80,163
4,435 Baxter International, Inc. 357,017
443 Becton, Dickinson and Company 107,733
5,500 Chugai Pharmaceutical Company,
Ltd. 218,001
2,165 Coloplast AS 355,457
1,814 Danaher Corporation 486,805
2,333 Dechra Pharmaceuticals plc 141,030
859 DiaSorin SPA 162,536
2,192 Eli Lilly and Company 503,108
693 Eurofins Scientific SE
a
79,264
8,544 Gilead Sciences, Inc. 588,340
6,100 Haw Par Corporation, Ltd. 62,196
667 Incyte Corporation
a
56,115
5,516 Johnson & Johnson 908,706
102 Masimo Corporation
a
24,730
4,109 Medtronic plc 510,050
6,064 Merck & Company, Inc. 471,597
1,589 Novartis AG 144,959
4,833 Novo Nordisk AS 404,564
606 Organon and Company
a
18,338
2,231 Qiagen NV
a
107,843
1,503 Regeneron Pharmaceuticals, Inc.
a
839,486
1,244 Roche Holding AG 468,787
3,400 Sawai Group Holdings Company,
Ltd. 151,695
185 Siegfried Holding AG 173,613
618 Sonova Holding AG 232,773
225 Stryker Corporation 58,439
988 Tecan Group AG 489,573
800 UnitedHealth Group, Inc. 320,352
1,451 Vertex Pharmaceuticals, Inc.
a
292,565
911 Vitrolife AB 37,870
604 Zoetis, Inc. 112,561
Total 9,725,563
Industrials (8.8%)
937 DSV AS 218,731
676 Geberit AG 507,792
365 IDEX Corporation 80,318
834 Illinois Tool Works, Inc. 186,449
1,200 Jardine Matheson Holdings, Ltd. 76,704
13,300 Kamigumi Company, Ltd. 269,909
41,400 Kandenko Company, Ltd. 323,402
546 Kuehne & Nagel International AG 186,874
359 Lockheed Martin Corporation 135,828
1,900 Max Company, Ltd. 31,176
4,000 Mitsubishi Corporation 109,265
15,400 Nikkon Holdings Company, Ltd. 335,908
400 Nishimatsu Construction
Company, Ltd. 12,471
5,629 Republic Services, Inc. 619,246
1,300 Sumitomo Corporation 17,431
17,900 Takasago Thermal Engineering
Company, Ltd. 298,702
2,014 Verisk Analytics, Inc. 351,886
347 Waste Connections, Inc. 41,442
4,320 Waste Management, Inc. 605,275
Total 4,408,809
Information Technology (19.2%)
2,097 Accenture plc 618,175
Shares Common Stock (99.0%) Value
Information Technology (19.2%) - continued
1,282 Adobe, Inc.
a
$ 750,791
3,232 Amphenol Corporation 221,101
706 Apple, Inc. 96,694
299 Arista Networks, Inc.
a
108,331
1,870 Automatic Data Processing, Inc. 371,419
636 Broadridge Financial Solutions,
Inc. 102,733
1,700 Canon Electronics, Inc. 26,269
2,400 Canon, Inc. 54,245
3,463 CGI, Inc.
a
313,978
4,860 Cisco Systems, Inc. 257,580
790 Citrix Systems, Inc. 92,643
164 Constellation Software, Inc. 248,383
680 Intuit, Inc. 333,316
4,070 Jack Henry & Associates, Inc. 665,486
200 Kanematsu Electronics, Ltd. 6,465
200 Keyence Corporation 100,725
1,573 Keysight Technologies, Inc.
a
242,887
2,590 Logitech International SA 314,536
703 Mastercard, Inc. 256,658
1,721 Microsoft Corporation 466,219
2,843 Motorola Solutions, Inc. 616,504
700 NSD Company, Ltd. 11,695
5,598 Paychex, Inc. 600,665
400 Ryosan Company, Ltd. 7,267
5,000 SUNeVision Holdings, Ltd. 5,125
531 Synopsys, Inc.
a
146,444
3,018 Texas Instruments, Inc. 580,361
1,828 Thomson Reuters Corporation 181,576
1,506 Tyler Technologies, Inc.
a
681,269
1,692 VeriSign, Inc.
a
385,251
2,997 Visa, Inc. 700,758
Total 9,565,549
Materials (4.2%)
4,047 Barrick Gold Corporation 83,708
151 Ecolab, Inc. 31,101
3,853 Franco-Nevada Corporation 558,955
23 Givaudan SA 107,070
1,129 IMCD NV 179,889
10,670 Newmont Mining Corporation 676,265
6,500 Nippon Steel Trading Corporation 255,643
737 Royal Gold, Inc. 84,092
484 Symrise AG 67,449
1,190 Wheaton Precious Metals
Corporation 52,443
Total 2,096,615
Real Estate (4.1%)
144 Bachem Holding AG 85,415
5,166 Canadian Apartment Properties
REIT 242,214
6,887 Entra ASA
c
157,414
1,861 Extra Space Storage, Inc. 304,869
29,200 Link REIT 282,520
4,906 National Storage Affiliates Trust 248,047
336 PSP Swiss Property AG 42,665
2,269 Public Storage, Inc. 682,266
Total 2,045,410
Utilities (5.4%)
5,451 American Electric Power
Company, Inc. 461,100
6,762 Consolidated Edison, Inc. 484,971

Low Volatility Equity Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.0%) Value
Utilities (5.4%) - continued
5,048 Dominion Energy, Inc. $ 371,381
273 DTE Energy Company 35,381
638 Duke Energy Corporation 62,983
7,472 Enel SPA 69,436
593 Eversource Energy 47,582
119,500 HK Electric Investments, Ltd. 121,093
41,050 Hong Kong and China Gas
Company, Ltd. 63,739
3,979 Iberdrola SA 48,523
4,564 NextEra Energy, Inc. 334,450
2,193 Southern Company 132,699
3,372 WEC Energy Group, Inc. 299,940
2,557 Xcel Energy, Inc. 168,455
Total 2,701,733
Total Common Stock
(cost $41,850,263) 49,392,861
Shares
Collateral Held for Securities
Loaned ( 0.6% ) Value
289,971 Thrivent Cash Management Trust 289,971
Total Collateral Held for
Securities Loaned
(cost $289,971) 289,971
Shares Short-Term Investments ( 0.9% ) Value
Thrivent Core Short-Term Reserve
Fund
42,813 0.140% 428,127
Total Short-Term Investments
(cost $428,127) 428,127
Total Investments (cost
$42,568,361) 100.5% $50,110,959
Other Assets and Liabilities, Net
(0.5%) (230,519)
Total Net Assets 100.0% $49,880,440
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2021, the value of these investments was $521,619 or 1.0% of total net assets.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Low Volatility Equity
Portfolio as of June 30, 2021:
Securities Lending Transactions
Common Stock $ 277,507
Total lending $277,507
Gross amount payable upon return of
collateral for securities loaned $289,971
Net amounts due to counterparty
$12,464
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 8,137,980
Gross unrealized depreciation (717,530)
Net unrealized appreciation (depreciation) $ 7,420,450
Cost for federal income tax purposes $ 42,690,509

Low Volatility Equity Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing Low Volatility Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 5,781,162 1,726,298 4,054,864 –
Consumer Discretionary 2,507,562 1,580,771 926,791 –
Consumer Staples 6,887,849 4,836,923 2,050,926 –
Energy 194,208 – 194,208 –
Financials 3,478,401 2,033,386 1,445,015 –
Health Care 9,725,563 6,386,809 3,338,754 –
Industrials 4,408,809 2,020,444 2,388,365 –
Information Technology 9,565,549 8,295,285 1,270,264 –
Materials 2,096,615 1,402,856 693,759 –
Real Estate 2,045,410 1,235,182 810,228 –
Utilities 2,701,733 2,398,942 302,791 –
Subtotal Investments in Securities $49,392,861 $31,916,896 $17,475,965 $–
Other Investments  * Total
Affiliated Short-Term Investments 428,127
Collateral Held for Securities Loaned 289,971
Subtotal Other Investments $718,098
Total Investments at Value $50,110,959
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2021, for Low
Volatility Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 13,324
Total Equity Contracts
13,324
Total $13,324
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2021, for Low Volatility Equity Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,577
Total Equity Contracts 1,577
Total $1,577
The following table presents Low Volatility Equity Portfolio's average volume of derivative activity during the period ended June 30, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $131,606
Futures - Short (8,833)

Low Volatility Equity Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $– $5,649 $5,221 $428 43 0.9%
Total Affiliated Short-Term Investments – 428 0.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 159 1,334 1,203 290 290 0.6
Total Collateral Held for Securities Loaned 159 290 0.6
Total Value $159 $718
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $– $– $– $0
Total Income/Non Income Cash from Affiliated
Investments $0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total Value $– $– $–

Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.0% ) Value
Communications Services (3.9%)
5,164 Match Group, Inc.
a
$ 832,695
2,226 RingCentral, Inc.
a
646,831
1,926 Take-Two Interactive Software,
Inc.
a
340,941
Total 1,820,467
Consumer Discretionary (14.9%)
4,272 Aptiv plc
a
672,114
2,163 Burlington Stores, Inc.
a
696,464
5,316 Caesars Entertainment, Inc.
a
551,535
4,767 Chegg, Inc.
a
396,185
5,950 Chewy, Inc.
a
474,275
515 Chipotle Mexican Grill, Inc.
a
798,425
171 Domino's Pizza, Inc. 79,770
9,076 Farfetch, Ltd.
a
457,067
1,895 Five Below, Inc.
a
366,247
1,219 Lithia Motors, Inc. 418,897
125 NVR, Inc.
a
621,663
3,196 Planet Fitness, Inc.
a
240,499
1,673 Ulta Beauty, Inc.
a
578,473
7,443 Wyndham Hotels and Resorts, Inc. 538,054
Total 6,889,668
Consumer Staples (1.2%)
7,180 Lamb Weston Holdings, Inc. 579,139
Total 579,139
Financials (5.9%)
6,136 Arch Capital Group, Ltd.
a
238,936
2,942 Arthur J. Gallagher and Company 412,115
2,030 Kinsale Capital Group, Inc. 334,483
1,421 MSCI, Inc. 757,507
1,976 Signature Bank 485,404
5,699 Western Alliance Bancorp 529,152
Total 2,757,597
Health Care (20.3%)
8,785 ACADIA Pharmaceuticals, Inc.
a
214,266
7,666 Adaptive Biotechnologies
Corporation
a
313,233
1,485 Argenx SE ADR
a
447,089
2,481 Ascendis Pharma AS ADR
a
326,376
6,540 Avantor, Inc.
a
232,235
2,867 Biohaven Pharmaceutical Holding
Company, Ltd.
a
278,328
1,491 Bio-Techne Corporation 671,338
6,305 Centene Corporation
a
459,824
984 Cooper Companies, Inc. 389,930
1,926 Dexcom, Inc.
a
822,402
12,414 GoodRx Holdings, Inc.
a,b
447,028
4,736 Guardant Health, Inc.
a
588,164
2,875 Immunocore Holdings plc ADR
a
112,269
2,632 Insulet Corporation
a
722,510
3,292 Ionis Pharmaceuticals, Inc.
a
131,318
3,532 LHC Group, Inc.
a
707,318
3,311 Nevro Corporation
a
548,931
1,499 Sarepta Therapeutics, Inc.
a
116,532
1,924 Teleflex, Inc. 773,044
1,014 Veeva Systems, Inc.
a
315,303
3,372 Zoetis, Inc. 628,406
3,787 Zymeworks, Inc.
a
131,371
Total 9,377,215
Shares Common Stock (98.0%) Value
Industrials (16.5%)
4,503 ASGN, Inc.
a
$ 436,476
2,677 Carlisle Companies, Inc. 512,324
2,810 Chart Industries, Inc.
a
411,159
2,201 Generac Holdings, Inc.
a
913,745
22,587 Howmet Aerospace, Inc.
a
778,574
1,689 IDEX Corporation 371,665
4,879 Mercury Systems, Inc.
a
323,380
3,216 Middleby Corporation
a
557,204
1,174 Old Dominion Freight Line, Inc. 297,961
4,704 Regal-Beloit Corporation 628,031
8,575 TransUnion 941,621
4,089 Trex Company, Inc.
a
417,937
3,016 United Rentals, Inc.
a
962,134
716 Vicor Corporation
a
75,710
Total 7,627,921
Information Technology (27.8%)
9,597 Amphenol Corporation 656,531
11,627 Anaplan, Inc.
a
619,719
5,085 Bandwidth, Inc.
a
701,323
3,907 Bill.com Holdings, Inc.
a
715,684
1,684 Coupa Software, Inc.
a
441,393
2,865 DocuSign, Inc.
a
800,968
6,518 Elastic NV
a
950,064
1,074 EPAM Systems, Inc.
a
548,771
3,276 Five9, Inc.
a
600,786
950 HubSpot, Inc.
a
553,584
565 Lam Research Corporation 367,645
2,131 Lumentum Holdings, Inc.
a
174,806
19,286 Medallia, Inc.
a
650,903
3,455 MKS Instruments, Inc. 614,817
2,224 Monolithic Power Systems, Inc. 830,553
2,756 Okta, Inc.
a
674,338
1,544 Palo Alto Networks, Inc.
a
572,901
1,679 Paycom Software, Inc.
a
610,266
2,049 Qorvo, Inc.
a
400,887
12,280 STMicroelectronics NV ADR 446,746
7,682 Trade Desk, Inc.
a
594,280
1,515 Zscaler, Inc.
a
327,331
Total 12,854,296
Materials (3.3%)
3,362 AptarGroup, Inc. 473,504
1,911 Martin Marietta Materials, Inc. 672,309
1,580 Quaker Chemical Corporation 374,760
Total 1,520,573
Real Estate (4.2%)
1,988 Camden Property Trust 263,748
6,879 CBRE Group, Inc.
a
589,737
7,470 CoStar Group, Inc.
a
618,665
1,479 SBA Communications Corporation 471,357
Total 1,943,507
Total Common Stock
(cost $38,407,141) 45,370,383

Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 1.2% ) Value
541,900 Thrivent Cash Management Trust $ 541,900
Total Collateral Held for
Securities Loaned
(cost $541,900) 541,900
Shares
Registered Investment
Companies ( 1.0% ) Value
Unaffiliated  (1.0%)
1,292 iShares Russell 2000 Value Index
Fund 214,175
2,523 SPDR S&P Oil and Gas Exploration
ETF
b
243,949
Total 458,124
Total Registered Investment
Companies (cost $389,756) 458,124
Shares Short-Term Investments ( 0.9% ) Value
Thrivent Core Short-Term Reserve
Fund
40,819 0.140% 408,192
Total Short-Term Investments
(cost $408,192) 408,192
Total Investments (cost
$39,746,989) 101.1% $46,778,599
Other Assets and Liabilities, Net
(1.1%) (495,761)
Total Net Assets 100.0% $46,282,838
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Portfolio as of June 30, 2021:
Securities Lending Transactions
Common Stock $ 530,143
Total lending $530,143
Gross amount payable upon return of
collateral for securities loaned $541,900
Net amounts due to counterparty
$11,757
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 7,735,938
Gross unrealized depreciation (713,005)
Net unrealized appreciation (depreciation) $ 7,022,933
Cost for federal income tax purposes $ 39,755,666

Mid Cap Growth Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing Mid Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,820,467 1,820,467 – –
Consumer Discretionary 6,889,668 6,889,668 – –
Consumer Staples 579,139 579,139 – –
Financials 2,757,597 2,757,597 – –
Health Care 9,377,215 9,377,215 – –
Industrials 7,627,921 7,627,921 – –
Information Technology 12,854,296 12,854,296 – –
Materials 1,520,573 1,520,573 – –
Real Estate 1,943,507 1,943,507 – –
Registered Investment Companies
Unaffiliated 458,124 458,124 – –
Subtotal Investments in Securities $45,828,507 $45,828,507 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 408,192
Collateral Held for Securities Loaned 541,900
Subtotal Other Investments $950,092
Total Investments at Value $46,778,599
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $887 $15,390 $15,869 $408 41 0.9%
Total Affiliated Short-Term Investments 887 408 0.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 949 6,362 6,769 542 542 1.2
Total Collateral Held for Securities Loaned 949 542 1.2
Total Value $1,836 $950
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $– $– $– $1
Total Income/Non Income Cash from Affiliated
Investments $1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total Value $– $– $–

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.7% ) Value
Communications Services (1.6%)
1,442 Cable One, Inc. $ 2,758,272
28,878 Cinemark Holdings, Inc.
a
633,872
31,182 Iridium Communications, Inc.
a
1,246,968
11,558 John Wiley and Sons, Inc. 695,561
38,556 New York Times Company 1,679,114
58,607 Tegna , Inc. 1,099,467
26,439 Telephone & Data Systems, Inc. 599,108
12,015 World Wrestling Entertainment,
Inc. 695,548
18,590 Yelp, Inc.
a
742,856
Total 10,150,766
Consumer Discretionary (15.4%)
25,009 Adient plc
a
1,130,407
13,120 Adtalem Global Education, Inc.
a
467,597
40,070 American Eagle Outfitters, Inc. 1,503,827
14,314 AutoNation, Inc.
a
1,357,110
21,422 Boyd Gaming Corporation
a
1,317,239
20,679 Brunswick Corporation 2,060,042
30,885 Callaway Golf Company
a
1,041,751
40,172 Capri Holdings, Ltd.
a
2,297,437
11,669 Carter's, Inc. 1,203,891
7,670 Choice Hotels International, Inc. 911,656
9,203 Churchill Downs, Inc. 1,824,587
8,115 Columbia Sportswear Company 798,191
6,298 Cracker Barrel Old Country Store,
Inc. 935,001
17,316 Crocs, Inc.
a
2,017,660
38,530 Dana, Inc. 915,473
7,383 Deckers Outdoor Corporation
a
2,835,589
17,397 Dick's Sporting Goods, Inc. 1,743,005
14,864 Five Below, Inc.
a
2,872,765
27,417 Foot Locker, Inc. 1,689,710
11,140 Fox Factory Holding Corporation
a
1,734,052
64,119 Gentex Corporation 2,121,698
74,077 Goodyear Tire & Rubber
Company
a
1,270,421
1,072 Graham Holdings Company 679,541
12,303 Grand Canyon Education, Inc.
a
1,106,901
48,163 H&R Block, Inc. 1,130,867
40,793 Harley-Davidson, Inc. 1,869,135
6,491 Helen of Troy, Ltd.
a
1,480,727
35,773 IAA, Inc.
a
1,951,059
5,901 Jack in the Box, Inc. 657,608
23,590 KB Home 960,585
41,474 Kohl's Corporation 2,285,632
14,527 Lear Corporation 2,546,293
7,899 Lithia Motors, Inc. 2,714,412
11,334 Marriott Vacations Worldwide
Corporation
a
1,805,506
92,587 Mattel, Inc.
a
1,860,999
6,647 Murphy USA, Inc. 886,510
28,899 Nordstrom, Inc.
a
1,056,836
15,078 Ollie's Bargain Outlet Holdings,
Inc.
a
1,268,512
8,782 Papa John's International, Inc. 917,192
62,780 Park Hotels and Resorts, Inc.
a
1,293,896
15,282 Polaris, Inc. 2,093,023
4,466 RH
a
3,032,414
15,048 Scientific Games Corporation
a
1,165,317
44,635 Service Corporation International 2,391,990
20,175 Six Flags Entertainment
Corporation
a
873,174
35,618 Skechers USA, Inc.
a
1,774,845
6,544 Strategic Education, Inc. 497,737
Shares Common Stock (99.7%) Value
Consumer Discretionary (15.4%) - continued
34,233 Taylor Morrison Home Corporation
a
$ 904,436
48,623 Tempur Sealy International, Inc. 1,905,535
17,403 Texas Roadhouse, Inc. 1,674,169
14,698 Thor Industries, Inc. 1,660,874
29,804 Toll Brothers, Inc. 1,722,969
8,776 TopBuild Corporation
a
1,735,717
22,878 Travel + Leisure Company 1,360,097
31,437 Tri Pointe Homes, Inc.
a
673,695
26,028 TripAdvisor, Inc.
a
1,048,928
18,251 Urban Outfitters, Inc.
a
752,306
7,423 Visteon Corporation
a
897,738
12,734 Weight Watchers International,
Inc.
a
460,207
47,010 Wendy's Company 1,100,974
20,226 Williams-Sonoma, Inc. 3,229,081
7,894 Wingstop , Inc. 1,244,331
24,794 Wyndham Hotels and Resorts, Inc. 1,792,358
19,917 YETI Holdings, Inc.
a
1,828,779
Total 96,342,014
Consumer Staples (3.4%)
36,404 BJ's Wholesale Club Holdings,
Inc.
a
1,732,102
2,469 Boston Beer Company, Inc.
a
2,520,355
9,808 Casey's General Stores, Inc. 1,909,029
75,248 Coty, Inc.
a
702,816
43,316 Darling Ingredients, Inc.
a
2,923,830
15,427 Energizer Holdings, Inc. 663,052
52,269 Flowers Foods, Inc. 1,264,910
23,120 Grocery Outlet Holding
Corporation
a
801,339
21,707 Hain Celestial Group, Inc.
a
870,885
17,779 Ingredion, Inc. 1,609,000
5,192 Lancaster Colony Corporation 1,004,704
13,284 Nu Skin Enterprises, Inc. 752,539
12,937 Pilgrim's Pride Corporation
a
286,943
15,709 Post Holdings, Inc.
a
1,703,955
5,276 Sanderson Farms, Inc. 991,730
31,360 Sprouts Farmers Markets, Inc.
a
779,296
4,672 Tootsie Roll Industries, Inc.
b
158,428
14,925 TreeHouse Foods, Inc.
a
664,461
Total 21,339,374
Energy (2.1%)
76,033 Antero Midstream Corporation 789,983
49,707 ChampionX Corporation
a
1,274,985
27,296 Cimarex Energy Company 1,977,595
58,474 CNX Resources Corporation
a
798,755
74,092 EQT Corporation
a
1,649,288
107,924 Equitrans Midstream Corporation 918,433
39,673 HollyFrontier Corporation 1,305,242
38,528 Murphy Oil Corporation 896,932
60,700 Targa Resources Corporation 2,698,115
16,787 World Fuel Services Corporation 532,651
Total 12,841,979
Financials (14.9%)
11,053 Affiliated Managers Group, Inc. 1,704,483
3,697 Alleghany Corporation
a
2,466,158
18,299 American Financial Group, Inc. 2,282,251
40,565 Associated Banc-Corp 830,771
25,614 BancorpSouth Bank 725,645
10,723 Bank of Hawaii Corporation 903,091
32,091 Bank OZK 1,352,957

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.7%) Value
Financials (14.9%) - continued
22,775 Brighthouse Financial, Inc.
a
$ 1,037,174
62,101 Brown and Brown, Inc. 3,300,047
19,881 Cathay General Bancorp 782,516
26,298 CIT Group, Inc. 1,356,714
34,926 CNO Financial Group, Inc. 824,952
27,962 Commerce Bancshares, Inc. 2,084,847
15,013 Cullen/Frost Bankers, Inc. 1,681,456
37,659 East West Bancorp, Inc. 2,699,774
29,958 Essent Group, Ltd. 1,346,612
10,871 Evercore , Inc. 1,530,311
84,785 F.N.B. Corporation 1,045,399
10,048 FactSet Research Systems, Inc. 3,372,209
24,835 Federated Hermes, Inc. 842,155
29,132 First American Financial
Corporation 1,816,380
37,772 First Financial Bankshares , Inc. 1,855,738
146,635 First Horizon Corporation 2,533,853
10,891 FirstCash , Inc. 832,508
43,166 Fulton Financial Corporation 681,159
25,353 Glacier Bancorp, Inc. 1,396,443
23,043 Hancock Whitney Corporation 1,024,031
9,529 Hanover Insurance Group, Inc. 1,292,514
40,259 Home BancShares , Inc. 993,592
21,456 Interactive Brokers Group, Inc. 1,410,303
14,801 International Bancshares
Corporation 635,555
45,295 Janus Henderson Group plc 1,757,899
53,105 Jefferies Financial Group, Inc. 1,816,191
16,112 Kemper Corporation 1,190,677
5,692 Kinsale Capital Group, Inc. 937,871
2,933 LendingTree , Inc.
a,b
621,444
7,056 Mercury General Corporation 458,287
47,654 Navient Corporation 921,152
123,458 New York Community Bancorp,
Inc. 1,360,507
75,237 Old Republic International
Corporation 1,874,154
31,037 PacWest Bancorp 1,277,483
20,200 Pinnacle Financial Partners, Inc. 1,783,458
10,469 Primerica, Inc. 1,603,223
17,879 PROG Holdings, Inc. 860,516
24,672 Prosperity Bancshares, Inc. 1,771,450
18,048 Reinsurance Group of America,
Inc. 2,057,472
13,177 RenaissanceRe Holdings, Ltd. 1,961,001
10,560 RLI Corporation 1,104,470
31,466 SEI Investments Company 1,949,948
15,934 Selective Insurance Group, Inc. 1,293,044
15,297 Signature Bank 3,757,708
85,710 SLM Corporation 1,794,767
51,128 Sterling Bancorp 1,267,463
27,898 Stifel Financial Corporation 1,809,464
39,448 Synovus Financial Corporation 1,730,978
13,427 Texas Capital Bancshares, Inc.
a
852,480
16,831 Trustmark Corporation 518,395
11,542 UMB Financial Corporation 1,074,099
58,567 Umpqua Holdings Corporation 1,080,561
35,616 United Bankshares , Inc. 1,299,984
107,748 Valley National Bancorp 1,447,056
19,221 Washington Federal, Inc. 610,843
24,003 Webster Financial Corporation 1,280,320
15,142 Wintrust Financial Corporation 1,145,189
Total 92,911,152
Shares Common Stock (99.7%) Value
Health Care (11.1%)
23,822 Acadia Healthcare Company, Inc.
a
$ 1,494,831
8,647 Amedisys , Inc.
a
2,117,910
27,631 Arrowhead Research Corporation
a
2,288,399
10,324 Bio- Techne Corporation 4,648,484
4,234 Chemed Corporation 2,009,033
12,091 Emergent Biosolutions , Inc.
a
761,612
26,425 Encompass Health Corporation 2,061,943
42,680 Envista Holdings Corporation
a
1,844,203
83,193 Exelixis , Inc.
a
1,515,776
20,600 Globus Medical, Inc.
a
1,597,118
13,526 Haemonetics Corporation
a
901,373
35,530 Halozyme Therapeutics, Inc.
a
1,613,417
22,134 HealthEquity , Inc.
a
1,781,344
17,644 Hill-Rom Holdings, Inc. 2,004,182
5,239 ICU Medical, Inc.
a
1,078,186
18,854 Integra LifeSciences Holdings
Corporation
a
1,286,597
15,954 Jazz Pharmaceuticals, Inc.
a
2,834,069
8,406 LHC Group, Inc.
a
1,683,386
4,421 Ligand Pharmaceuticals, Inc.
a
579,991
12,970 LivaNova plc
a
1,090,907
13,432 Masimo Corporation
a
3,256,588
7,353 Medpace Holdings, Inc.
a
1,298,760
15,503 Molina Healthcare, Inc.
a
3,923,189
48,396 Nektar Therapeutics
a
830,475
28,511 Neogen Corporation
a
1,312,646
25,099 Neurocrine Biosciences, Inc.
a
2,442,635
13,711 NuVasive , Inc.
a
929,332
23,088 Patterson Companies, Inc. 701,644
9,007 Penumbra, Inc.
a
2,468,458
17,201 PRA Health Sciences, Inc.
a
2,841,777
9,870 Progyny , Inc.
a
582,330
10,279 Quidel Corporation
a
1,316,945
36,692 R1 RCM, Inc.
a
816,030
13,555 Repligen Corporation
a
2,705,849
12,449 STAAR Surgical Company
a
1,898,473
26,881 Syneos Health, Inc.
a
2,405,581
28,349 Tenet Healthcare Corporation
a
1,899,100
11,892 United Therapeutics Corporation
a
2,133,544
Total 68,956,117
Industrials (17.4%)
9,478 Acuity Brands, Inc. 1,772,670
38,862 AECOM
a
2,460,742
16,402 AGCO Corporation 2,138,493
14,123 ASGN, Inc.
a
1,368,942
13,723 Avis Budget Group, Inc.
a
1,068,884
17,171 Axon Enterprise, Inc.
a
3,035,833
13,208 Brink's Company 1,014,903
54,987 Builders FirstSource , Inc.
a
2,345,745
13,855 Carlisle Companies, Inc. 2,651,570
13,326 Clean Harbors, Inc.
a
1,241,184
31,317 Colfax Corporation
a
1,434,632
13,180 Crane Company 1,217,437
10,868 Curtiss-Wright Corporation 1,290,684
33,481 Donaldson Company, Inc. 2,127,048
8,171 Dycom Industries, Inc.
a
608,985
14,483 EMCOR Group, Inc. 1,784,161
11,370 EnerSys 1,111,190
34,594 Flowserve Corporation 1,394,830
33,393 Fluor Corporation
a
591,056
9,084 FTI Consulting, Inc.
a
1,240,965
9,397 GATX Corporation 831,353
44,979 Graco , Inc. 3,404,910
19,835 Healthcare Services Group, Inc. 626,191

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.7%) Value
Industrials (17.4%) - continued
15,663 Herman Miller, Inc. $ 738,354
22,239 Hexcel Corporation
a
1,387,714
14,419 Hubbell, Inc. 2,694,046
9,548 Insperity , Inc. 862,853
22,856 ITT Corporation 2,093,381
84,056 JetBlue Airways Corporation
a
1,410,460
33,120 KAR Auction Services, Inc.
a
581,256
37,522 KBR, Inc. 1,431,464
22,192 Kennametal, Inc. 797,137
15,956 Kirby Corporation
a
967,572
32,513 Knight-Swift Transportation
Holdings, Inc. 1,478,041
10,196 Landstar System, Inc. 1,611,172
9,126 Lennox International, Inc. 3,201,401
15,805 Lincoln Electric Holdings, Inc. 2,081,676
14,475 Manpower, Inc. 1,721,222
14,992 MasTec , Inc.
a
1,590,651
14,909 Mercury Systems, Inc.
a
988,168
14,768 Middleby Corporation
a
2,558,704
9,670 MSA Safety, Inc. 1,601,159
12,475 MSC Industrial Direct Company,
Inc. 1,119,382
14,346 Nordson Corporation 3,149,090
44,512 nVent Electric plc 1,390,555
18,215 Oshkosh Corporation 2,270,318
27,731 Owens Corning, Inc. 2,714,865
10,786 Regal-Beloit Corporation 1,440,039
14,301 Ryder System, Inc. 1,062,993
11,529 Simpson Manufacturing Company,
Inc. 1,273,263
24,359 Stericycle, Inc.
a
1,742,886
42,767 Sunrun , Inc.
a
2,385,543
18,529 Terex Corporation 882,351
14,378 Tetra Tech, Inc. 1,754,691
18,154 Timken Company 1,463,031
28,421 Toro Company 3,122,899
30,624 Trex Company, Inc.
a
3,130,079
21,478 Trinity Industries, Inc. 577,543
45,019 Univar, Inc.
a
1,097,563
5,641 Valmont Industries, Inc. 1,331,558
44,810 Vontier Corporation 1,459,910
8,737 Watsco , Inc. 2,504,374
15,145 Werner Enterprises, Inc. 674,255
15,564 Woodward, Inc. 1,912,504
26,986 XPO Logistics, Inc.
a
3,775,071
Total 108,793,602
Information Technology (14.6%)
31,361 ACI Worldwide, Inc.
a
1,164,748
13,200 Alliance Data Systems Corporation 1,375,308
28,522 Amkor Technology, Inc. 675,116
19,689 Arrow Electronics, Inc.
a
2,241,199
18,056 Aspen Technology, Inc.
a
2,483,422
26,414 Avnet, Inc. 1,058,673
11,877 Belden, Inc. 600,620
12,960 Blackbaud , Inc.
a
992,347
19,723 Brooks Automation, Inc. 1,879,207
6,252 CACI International, Inc.
a
1,595,010
32,327 CDK Global, Inc. 1,606,329
34,863 Ceridian HCM Holding, Inc.
a
3,344,059
41,137 Ciena Corporation
a
2,340,284
15,271 Cirrus Logic, Inc.
a
1,299,868
7,766 CMC Materials, Inc. 1,170,647
46,883 Cognex Corporation 3,940,516
6,512 Coherent, Inc.
a
1,721,382
Shares Common Stock (99.7%) Value
Information Technology (14.6%) - continued
12,218 CommVault Systems, Inc.
a
$ 955,081
11,055 Concentrix Corporation
a
1,777,644
30,653 Cree, Inc.
a
3,001,848
14,447 Envestnet , Inc.
a
1,095,949
7,639 Fair Isaac Corporation
a
3,839,973
22,578 First Solar, Inc.
a
2,043,535
46,245 Genpact , Ltd. 2,100,910
27,843 II-VI, Inc.
a
2,021,123
11,265 J2 Global, Inc.
a
1,549,501
35,550 Jabil, Inc. 2,066,166
36,250 Lattice Semiconductor
Corporation
a
2,036,525
6,518 Littelfuse , Inc. 1,660,721
18,161 LiveRamp Holding, Inc.
a
850,843
20,149 Lumentum Holdings, Inc.
a
1,652,823
16,888 Manhattan Associates, Inc.
a
2,446,058
16,319 MAXIMUS, Inc. 1,435,582
14,695 MKS Instruments, Inc. 2,614,975
34,937 National Instruments Corporation 1,477,136
34,749 NCR Corporation
a
1,584,902
19,579 NetScout Systems, Inc.
a
558,785
9,979 Paylocity Holding Corporation
a
1,903,993
8,936 Qualys , Inc.
a
899,766
84,806 Sabre Corporation
a
1,058,379
24,509 SailPoint Technologies Holdings,
Inc.
a
1,251,675
15,388 Science Applications International
Corporation 1,349,989
17,235 Semtech Corporation
a
1,185,768
11,879 Silicon Laboratories, Inc.
a
1,820,457
13,798 Solaredge Technology, Ltd.
a
3,813,353
9,345 Synaptics , Inc.
a
1,453,895
11,012 SYNNEX Corporation 1,340,821
29,095 Teradata Corporation
a
1,453,877
11,388 Universal Display Corporation 2,531,894
18,068 ViaSat , Inc.
a,b
900,509
35,230 Vishay Intertechnology , Inc. 794,437
11,877 WEX, Inc.
a
2,302,950
42,802 Xerox Holdings Corporation 1,005,419
Total 91,325,997
Materials (6.3%)
17,445 AptarGroup, Inc. 2,456,954
14,504 Ashland Global Holdings, Inc. 1,269,100
24,236 Avient Corporation 1,191,442
15,034 Cabot Corporation 855,886
43,941 Chemours Company 1,529,147
121,967 Cleveland-Cliffs, Inc.
a,b
2,629,608
31,991 Commercial Metals Company 982,764
9,026 Compass Minerals International,
Inc. 534,881
11,250 Eagle Materials, Inc. 1,598,737
7,041 Greif, Inc. 426,333
10,626 Ingevity Corporation
a
864,531
27,144 Louisiana-Pacific Corporation 1,636,512
8,954 Minerals Technologies, Inc. 704,411
1,944 NewMarket Corporation 625,929
38,037 Olin Corporation 1,759,592
16,912 Reliance Steel & Aluminum
Company 2,552,021
17,416 Royal Gold, Inc. 1,987,166
34,380 RPM International, Inc. 3,048,818
10,795 Scotts Miracle- Gro Company 2,071,776
11,224 Sensient Technologies Corporation 971,549
20,808 Silgan Holdings, Inc. 863,532

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.7%) Value
Materials (6.3%) - continued
26,709 Sonoco Products Company $ 1,786,832
53,267 Steel Dynamics, Inc. 3,174,713
71,585 United States Steel Corporation
b
1,718,040
48,070 Valvoline, Inc. 1,560,352
9,284 Worthington Industries, Inc. 567,995
Total 39,368,621
Real Estate (9.6%)
36,598 American Campus Communities,
Inc. 1,709,859
41,632 Apartment Income REIT
Corporation 1,974,606
78,831 Brixmor Property Group, Inc. 1,804,442
25,931 Camden Property Trust 3,440,266
11,411 CoreSite Realty Corporation 1,535,921
29,818 Corporate Office Properties Trust 834,606
39,462 Cousins Properties, Inc. 1,451,412
32,529 CyrusOne , Inc. 2,326,474
43,786 Douglas Emmett, Inc. 1,472,085
10,624 EastGroup Properties, Inc. 1,747,117
19,848 EPR Properties
a
1,045,593
34,279 First Industrial Realty Trust, Inc. 1,790,392
37,606 Healthcare Realty Trust, Inc. 1,135,701
27,623 Highwoods Properties, Inc. 1,247,731
40,072 Hudson Pacific Properties, Inc. 1,114,803
29,323 JBG SMITH Properties 923,968
13,620 Jones Lang LaSalle, Inc.
a
2,662,165
28,131 Kilroy Realty Corporation 1,959,043
23,013 Lamar Advertising Company 2,403,017
20,402 Life Storage, Inc. 2,190,155
44,407 Macerich Company 810,428
156,146 Medical Properties Trust, Inc. 3,138,535
90,076 MGIC Investment Corporation 1,225,034
46,610 National Retail Properties, Inc. 2,185,077
18,302 National Storage Affiliates Trust 925,349
62,480 Omega Healthcare Investors, Inc. 2,267,399
34,878 Pebblebrook Hotel Trust 821,377
57,199 Physicians Realty Trust 1,056,465
17,797 PotlatchDeltic Corporation 945,910
5,335 PS Business Parks, Inc. 790,007
36,907 Rayonier, Inc. REIT 1,326,068
35,589 Rexford Industrial Realty, Inc. 2,026,794
57,322 Sabra Health Care REIT, Inc. 1,043,260
18,411 SL Green Realty Corporation 1,472,880
30,518 Spirit Realty Capital, Inc. 1,459,981
64,626 Store Capital Corporation 2,230,243
29,202 Urban Edge Properties 557,758
31,848 Weingarten Realty Investors 1,021,365
Total 60,073,286
Utilities (3.3%)
13,854 ALLETE, Inc. 969,503
16,690 Black Hills Corporation 1,095,365
59,340 Essential Utilities, Inc. 2,711,838
28,984 Hawaiian Electric Industries, Inc. 1,225,444
13,410 IDACORP, Inc. 1,307,475
53,410 MDU Resources Group, Inc. 1,673,869
24,203 National Fuel Gas Company 1,264,607
25,575 New Jersey Resources
Corporation 1,012,003
13,452 NorthWestern Corporation 810,080
53,139 OGE Energy Corporation 1,788,127
14,135 ONE Gas, Inc. 1,047,686
22,786 PNM Resources, Inc. 1,111,273
Shares Common Stock (99.7%) Value
Utilities (3.3%) - continued
15,397 Southwest Gas Holdings, Inc. $ 1,019,127
13,719 Spire, Inc. 991,472
55,403 UGI Corporation 2,565,713
Total 20,593,582
Total Common Stock
(cost $411,759,633) 622,696,490
Shares
Collateral Held for Securities
Loaned ( 0.8% ) Value
5,021,310 Thrivent Cash Management Trust 5,021,310
Total Collateral Held for
Securities Loaned
(cost $5,021,310) 5,021,310
Shares or
Principal
Amount Short-Term Investments ( 0.3% ) Value
Federal Home Loan Bank Discount
Notes
400,000 0.020%, 7/15/2021
c,d
399,995
100,000 0.015%, 8/11/2021
c,d
99,996
Thrivent Core Short-Term Reserve
Fund
111,405 0.140% 1,114,046
Total Short-Term Investments
(cost $1,614,041) 1,614,037
Total Investments (cost
$418,394,984) 100.8% $629,331,837
Other Assets and Liabilities, Net
(0.8%) (4,818,486)
Total Net Assets 100.0% $624,513,351
a Non-income producing security.
b All or a portion of the security is on loan.
c The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
d All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Index Portfolio as of June 30, 2021:
Securities Lending Transactions
Common Stock $ 5,004,191
Total lending $5,004,191
Gross amount payable upon return of
collateral for securities loaned $5,021,310
Net amounts due to counterparty
$17,119
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
S&P
-
Standard & Poor's
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 220,560,144
Gross unrealized depreciation (11,590,976)
Net unrealized appreciation (depreciation) $ 208,969,168
Cost for federal income tax purposes $ 420,356,111
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing Mid Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 10,150,766 10,150,766 – –
Consumer Discretionary 96,342,014 96,342,014 – –
Consumer Staples 21,339,374 21,339,374 – –
Energy 12,841,979 12,841,979 – –
Financials 92,911,152 92,911,152 – –
Health Care 68,956,117 68,956,117 – –
Industrials 108,793,602 108,793,602 – –
Information Technology 91,325,997 91,325,997 – –
Materials 39,368,621 39,368,621 – –
Real Estate 60,073,286 60,073,286 – –
Utilities 20,593,582 20,593,582 – –
Short-Term Investments 499,991 – 499,991 –
Subtotal Investments in Securities $623,196,481 $622,696,490 $499,991 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,114,046
Collateral Held for Securities Loaned 5,021,310
Subtotal Other Investments $6,135,356
Total Investments at Value $629,331,837
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 6,558 6,558 – –
Total Liability Derivatives $6,558 $6,558 $– $–
The following table presents Mid Cap Index Portfolio's futures contracts held as of June 30, 2021. Investments and/or cash totaling $199,994 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini S&P Mid-Cap 400 Index 7 September 2021 $ 1,891,238 ( $ 6,558)
Total Futures Long Contracts $ 1,891,238 ( $ 6,558)
Total Futures Contracts $ 1,891,238 ($6,558)

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2021, for Mid Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 6,558
Total Equity Contracts 6,558
Total Liability Derivatives $6,558
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2021, for Mid
Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 1,167,224
Total Equity Contracts
1,167,224
Total $1,167,224
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2021, for Mid Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (104,078)
Total Equity Contracts (104,078)
Total ($104,078)
The following table presents Mid Cap Index Portfolio's average volume of derivative activity during the period ended June 30, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $5,324,369

Mid Cap Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $6,420 $25,945 $31,251 $1,114 111 0.2%
Total Affiliated Short-Term Investments 6,420 1,114 0.2
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 5,987 27,819 28,785 5,021 5,021 0.8
Total Collateral Held for Securities Loaned 5,987 5,021 0.8
Total Value $12,407 $6,135
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $– $– $– $4
Total Income/Non Income Cash from Affiliated
Investments $4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 3
Total Affiliated Income from Securities Loaned, Net $3
Total Value $– $– $–

Mid Cap Stock Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 96.9% ) Value
Communications Services (2.5%)
802,842 DISH Network Corporation
a
$ 33,558,795
254,928 Zillow Group, Inc.
a
31,236,328
Total 64,795,123
Consumer Discretionary (14.6%)
286,386 Aptiv plc
a
45,057,109
376,665 Caesars Entertainment, Inc.
a
39,078,994
30,135 Chipotle Mexican Grill, Inc.
a
46,719,496
20,603 Domino's Pizza, Inc. 9,611,093
215,583 Expedia Group, Inc.
a
35,293,093
875,906 Harley-Davidson, Inc. 40,134,013
171,984 Lululemon Athletica, Inc.
a
62,769,000
14,222 NVR, Inc.
a
70,730,273
54,143 RH
a
36,763,097
Total 386,156,168
Consumer Staples (3.2%)
1,062,420 Hain Celestial Group, Inc.
a
42,624,290
498,710 Lamb Weston Holdings, Inc. 40,225,949
Total 82,850,239
Energy (2.5%)
1,282,623 Devon Energy Corporation 37,439,765
367,613 Valero Energy Corporation 28,703,223
Total 66,142,988
Financials (15.3%)
1,231,124 Ally Financial, Inc. 61,359,220
867,446 Arch Capital Group, Ltd.
a
33,778,347
852,722 Assured Guaranty, Ltd. 40,487,241
1,604,165 Equitable Holdings, Inc. 48,846,824
1,260,951 KeyCorp 26,038,638
230,838 Kinsale Capital Group, Inc. 38,035,177
1,253,743 Radian Group, Inc. 27,895,782
819,255 Western Alliance Bancorp 76,067,827
960,559 Zions Bancorporations NA 50,775,149
Total 403,284,205
Health Care (9.1%)
55,947 Align Technology, Inc.
a
34,183,617
140,871 Amedisys, Inc.
a
34,503,534
355,011 Biohaven Pharmaceutical Holding
Company, Ltd.
a
34,464,468
62,251 Bio-Techne Corporation 28,029,135
365,340 Edwards Lifesciences Corporation
a
37,838,264
532,862 NuVasive, Inc.
a
36,117,386
394,236 Syneos Health, Inc.
a
35,280,180
Total 240,416,584
Industrials (18.5%)
455,661 Advanced Drainage Systems, Inc. 53,116,403
440,262 Altra Industrial Motion Corporation 28,625,835
1,008,254 Dun and Bradstreet Holdings, Inc.
a
21,546,388
1,287,715 Howmet Aerospace, Inc.
a
44,387,536
691,714 Nutrien, Ltd. 41,924,786
203,596 Old Dominion Freight Line, Inc. 51,672,665
399,145 Quanta Services, Inc. 36,150,563
227,481 Regal-Beloit Corporation 30,370,988
838,479 Southwest Airlines Company
a
44,514,850
609,981 Timken Company 49,158,369
Shares Common Stock (96.9%) Value
Industrials (18.5%) - continued
274,024 United Rentals, Inc.
a
$ 87,416,396
Total 488,884,779
Information Technology (15.2%)
365,714 Alliance Data Systems Corporation 38,103,742
133,325 ANSYS, Inc.
a
46,271,775
353,251 AppLovin Corporation
a,b
26,553,878
255,328 Bill.com Holdings, Inc.
a
46,770,983
863,885 Calix, Inc.
a
41,034,538
634,580 Ciena Corporation
a
36,101,256
1,199,837 Dropbox, Inc.
a
36,367,059
194,342 Enphase Energy, Inc.
a
35,687,021
176,679 Nice, Ltd. ADR
a
43,720,985
394,500 Nuance Communications, Inc.
a
21,476,580
828,086 Sonos, Inc.
a
29,173,470
Total 401,261,287
Materials (4.5%)
353,050 Ashland Global Holdings, Inc. 30,891,875
494,304 Ball Corporation 40,048,510
815,685 Steel Dynamics, Inc. 48,614,826
Total 119,555,211
Real Estate (6.6%)
213,106 Alexandria Real Estate Equities,
Inc. 38,772,505
315,064 Camden Property Trust 41,799,541
208,744 Digital Realty Trust, Inc. 31,407,622
684,714 Duke Realty Corporation 32,421,208
1,665,874 Host Hotels and Resorts, Inc.
a
28,469,787
Total 172,870,663
Utilities (4.9%)
817,528 Alliant Energy Corporation 45,585,361
1,656,372 CenterPoint Energy, Inc. 40,614,242
431,284 Entergy Corporation 42,999,015
Total 129,198,618
Total Common Stock
(cost $1,655,681,867) 2,555,415,865
Shares
Collateral Held for Securities
Loaned ( 1.0% ) Value
25,357,795 Thrivent Cash Management Trust 25,357,795
Total Collateral Held for
Securities Loaned
(cost $25,357,795) 25,357,795
Shares Short-Term Investments ( 3.1% ) Value
Thrivent Core Short-Term Reserve
Fund
8,271,451 0.140% 82,714,510
Total Short-Term Investments
(cost $82,685,523) 82,714,510
Total Investments (cost
$1,763,725,185) 101.0% $2,663,488,170
Other Assets and Liabilities, Net
(1.0%) (25,577,107)
Total Net Assets 100.0% $2,637,911,063

Mid Cap Stock Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Portfolio as of June 30, 2021:
Securities Lending Transactions
Common Stock $ 22,425,241
Total lending $22,425,241
Gross amount payable upon return of
collateral for securities loaned $25,357,795
Net amounts due to counterparty
$2,932,554
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 927,846,698
Gross unrealized depreciation (28,281,204)
Net unrealized appreciation (depreciation) $ 899,565,494
Cost for federal income tax purposes $ 1,763,922,676
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing Mid Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 64,795,123 64,795,123 – –
Consumer Discretionary 386,156,168 386,156,168 – –
Consumer Staples 82,850,239 82,850,239 – –
Energy 66,142,988 66,142,988 – –
Financials 403,284,205 403,284,205 – –
Health Care 240,416,584 240,416,584 – –
Industrials 488,884,779 488,884,779 – –
Information Technology 401,261,287 401,261,287 – –
Materials 119,555,211 119,555,211 – –
Real Estate 172,870,663 172,870,663 – –
Utilities 129,198,618 129,198,618 – –
Subtotal Investments in Securities $2,555,415,865 $2,555,415,865 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 82,714,510
Collateral Held for Securities Loaned 25,357,795
Subtotal Other Investments $108,072,305
Total Investments at Value $2,663,488,170
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $54,297 $186,071 $157,653 $82,715 8,271 3.1%
Total Affiliated Short-Term Investments 54,297 82,715 3.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 61,951 52,618 89,211 25,358 25,358 1.0
Total Collateral Held for Securities Loaned 61,951 25,358 1.0
Total Value $116,248 $108,073
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $– $– $– $67
Total Income/Non Income Cash from Affiliated
Investments $67
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 20
Total Affiliated Income from Securities Loaned, Net $20
Total Value $– $– $–

Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 95.0% ) Value
Communications Services (4.9%)
9,296 Discovery, Inc., Class A
a,b
$ 285,201
20,943 Imax Corporation
b
450,274
10,642 Interpublic Group of Companies,
Inc. 345,759
7,776 Playtika Holding Corporation
b
185,380
Total 1,266,614
Consumer Discretionary (12.5%)
1,797 Aptiv plc
b
282,722
5,560 Cedar Fair, LP
b
249,255
5,820 Dollar Tree, Inc.
b
579,090
4,577 eBay, Inc. 321,351
2,671 Lear Corporation 468,173
1,986 Mohawk Industries, Inc.
b
381,690
2,320 Polaris, Inc. 317,747
9,290 Tapestry, Inc.
b
403,929
3,386 Wyndham Hotels and Resorts, Inc. 244,774
Total 3,248,731
Consumer Staples (4.8%)
16,020 Albertsons Companies, Inc. 314,953
3,737 Church & Dwight Company, Inc. 318,467
8,810 Hain Celestial Group, Inc.
b
353,457
3,295 Sysco Corporation 256,187
Total 1,243,064
Energy (5.6%)
9,809 Enterprise Products Partners, LP 236,691
12,152 Helmerich & Payne, Inc. 396,520
4,781 Marathon Petroleum Corporation 288,868
3,237 Pioneer Natural Resources
Company 526,077
Total 1,448,156
Financials (19.5%)
3,218 Capital One Financial Corporation 497,792
3,050 Cboe Global Markets, Inc. 363,102
6,716 Comerica, Inc. 479,119
7,340 Enterprise Financial Services
Corporation 340,503
12,603 Equitable Holdings, Inc. 383,761
7,048 Hartford Financial Services Group,
Inc. 436,765
3,149 Raymond James Financial, Inc. 409,055
6,470 Selective Insurance Group, Inc. 525,041
7,045 Trustmark Corporation 216,986
6,885 Voya Financial, Inc. 423,428
8,172 Wintrust Financial Corporation 618,048
6,794 Zions Bancorporations NA 359,131
Total 5,052,731
Health Care (8.0%)
3,854 Acadia Healthcare Company, Inc.
b
241,838
7,544 Centene Corporation
b
550,184
2,904 Ionis Pharmaceuticals, Inc.
b
115,841
5,749 NuVasive, Inc.
b
389,667
4,285 Syneos Health, Inc.
b
383,465
2,467 Zimmer Biomet Holdings, Inc. 396,743
Total 2,077,738
Industrials (13.4%)
3,582 AGCO Corporation 467,021
Shares Common Stock (95.0%) Value
Industrials (13.4%) - continued
3,050 Carlisle Companies, Inc. $ 583,709
7,265 Crane Company 671,068
2,224 JB Hunt Transport Services, Inc. 362,401
1,519 Lincoln Electric Holdings, Inc. 200,067
11,399 Meritor, Inc.
b
266,965
4,660 Robert Half International, Inc. 414,600
9,496 Southwest Airlines Company
b
504,143
Total 3,469,974
Information Technology (9.0%)
6,960 Jabil, Inc. 404,515
14,843 Juniper Networks, Inc. 405,956
9,729 NCR Corporation
b
443,740
11,817 ON Semiconductor Corporation
b
452,355
2,523 PTC, Inc.
b
356,399
4,074 Western Digital Corporation
b
289,946
Total 2,352,911
Materials (6.9%)
18,339 Axalta Coating Systems, Ltd.
b
559,156
9,970 Berry Plastics Group, Inc.
b
650,243
4,963 CF Industries Holdings, Inc. 255,346
3,258 LyondellBasell Industries NV 335,151
Total 1,799,896
Real Estate (6.3%)
2,132 Camden Property Trust 282,852
4,803 CBRE Group, Inc.
b
411,761
7,485 Highwoods Properties, Inc. 338,098
22,212 Host Hotels and Resorts, Inc.
b
379,603
6,334 Rayonier, Inc. REIT 227,581
Total 1,639,895
Utilities (4.1%)
4,420 Alliant Energy Corporation 246,459
15,584 CenterPoint Energy, Inc. 382,120
7,122 Evergy, Inc. 430,382
Total 1,058,961
Total Common Stock
(cost $22,149,385) 24,658,671
Shares
Registered Investment
Companies ( 1.0% ) Value
Unaffiliated  (1.0%)
6,232 Fidelity US Utilities ETF 255,699
Total 255,699
Total Registered Investment
Companies (cost $253,140) 255,699
Shares
Collateral Held for Securities
Loaned ( 1.0% ) Value
263,125 Thrivent Cash Management Trust 263,125
Total Collateral Held for
Securities Loaned
(cost $263,125) 263,125

Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Short-Term Investments ( 4.1% ) Value
Thrivent Core Short-Term Reserve
Fund
107,133 0.140% $ 1,071,328
Total Short-Term Investments
(cost $1,071,328) 1,071,328
Total Investments (cost
$23,736,978) 101.1% $26,248,823
Other Assets and Liabilities, Net
(1.1%) (293,237)
Total Net Assets 100.0% $25,955,586
a All or a portion of the security is on loan.
b Non-income producing security.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Value Portfolio as of June 30, 2021:
Securities Lending Transactions
Common Stock $ 260,780
Total lending $260,780
Gross amount payable upon return of
collateral for securities loaned $263,125
Net amounts due to counterparty
$2,345
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 2,711,741
Gross unrealized depreciation (195,865)
Net unrealized appreciation (depreciation) $ 2,515,876
Cost for federal income tax purposes $ 23,732,947
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing Mid Cap Value Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,266,614 1,266,614 – –
Consumer Discretionary 3,248,731 3,248,731 – –
Consumer Staples 1,243,064 1,243,064 – –
Energy 1,448,156 1,448,156 – –
Financials 5,052,731 5,052,731 – –
Health Care 2,077,738 2,077,738 – –
Industrials 3,469,974 3,469,974 – –
Information Technology 2,352,911 2,352,911 – –
Materials 1,799,896 1,799,896 – –
Real Estate 1,639,895 1,639,895 – –
Utilities 1,058,961 1,058,961 – –
Registered Investment Companies
Unaffiliated 255,699 255,699 – –
Subtotal Investments in Securities $24,914,370 $24,914,370 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 1,071,328
Collateral Held for Securities Loaned 263,125
Subtotal Other Investments $1,334,453
Total Investments at Value $26,248,823
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Value Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $91 $14,537 $13,557 $1,071 107 4.1%
Total Affiliated Short-Term Investments 91 1,071 4.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 199 2,047 1,983 263 263 1.0
Total Collateral Held for Securities Loaned 199 263 1.0
Total Value $290 $1,334
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $– $– $– $1
Total Income/Non Income Cash from Affiliated
Investments $1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 2
Total Affiliated Income from Securities Loaned, Net $2
Total Value $– $– $–

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 1.4% )
a
Value
Basic Materials (0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 693,550
4.635%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 687,773
Hexion, Inc., Term Loan
819,546
3.710%,  (LIBOR 3M +
3.500%), 7/1/2026
b
818,178
INEOS US Petrochem, LLC, Term
Loan
1,330,000
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
1,325,425
Innophos Holdings, Inc., Term
Loan
819,625
3.604%,  (LIBOR 1M +
3.500%), 2/7/2027
b
816,896
Nouryon USA, LLC, Term Loan
1,877,165
3.133%,  (PRIME + 1.750%),
10/1/2025
b
1,861,922
Pixelle Specialty Solutions, LLC,
Term Loan
964,064
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
963,466
Sparta US HoldCo, LLC, Term
Loan
260,000
0.000%,  (LIBOR 1M +
3.500%), 4/30/2028
b,c,d
260,080
Venator Finance SARL, Term Loan
935,142
3.104%,  (LIBOR 1M +
3.000%), 8/8/2024
b
925,791
Total 7,659,531
Capital Goods (0.2%)
Flex Acquisition Company, Inc.,
Term Loan
1,788,401
3.395%,  (LIBOR 3M +
3.250%), 6/29/2025
b
1,769,909
750,000
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
746,407
Gemini HDPE, LLC, Term Loan
1,159,693
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
1,157,281
GFL Environmental, Inc., Term
Loan
1,218,875
3.500%,  (LIBOR 1M +
3.000%), 5/31/2025
b
1,219,046
Graham Packaging Company,
Inc., Term Loan
1,236,900
3.750%,  (LIBOR 1M +
3.000%), 8/4/2027
b
1,235,069
Groupe Solmax, Inc., Term Loan
740,000
0.000%,  (LIBOR 1M +
4.750%), 6/28/2028
b,c,d
736,300
Mauser Packaging Solutions
Holding Company, Term Loan
1,263,217
3.354%,  (LIBOR 1M +
3.250%), 4/3/2024
b
1,231,838
MI Windows and Doors, Inc., Term
Loan
1,099,475
4.500%,  (LIBOR 1M +
3.750%), 12/18/2027
b
1,100,168
Principal
Amount Bank Loans (1.4%)
a
Value
Capital Goods (0.2%) - continued
Pactiv Evergreen Group Holdings,
Inc., Term Loan
$ 290,549
2.854%,  (LIBOR 1M +
2.750%), 2/5/2023
b
$ 289,823
995,000
3.354%,  (LIBOR 1M +
3.250%), 2/5/2026
b
987,896
Quikrete Holdings Inc., Term Loan
1,045,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,c,d
1,036,180
TransDigm, Inc., Term Loan
2,873,775
2.354%,  (LIBOR 1M +
2.250%), 12/9/2025
b
2,829,116
TricorBraun Holdings, Inc.,
Delayed Draw
284,621
3.250%,  (LIBOR 3M +
3.250%), 3/3/2028
b,c,d
282,381
TricorBraun Holdings, Inc., Term
Loan
1,265,379
3.750%,  (LIBOR 3M +
3.250%), 3/3/2028
b
1,255,421
Vertiv Group Corporation, Term
Loan
4,273,525
2.836%,  (LIBOR 1M +
2.750%), 3/2/2027
b
4,244,508
Total 20,121,343
Communications Services (0.2%)
Altice France SA, Term Loan
849,600
2.936%,  (LIBOR 3M +
2.750%), 7/31/2025
b
834,375
Cablevision Lightpath, LLC, Term
Loan
1,169,125
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
1,169,125
CCI Buyer, Inc., Term Loan
299,250
4.750%,  (LIBOR 3M +
4.000%), 12/17/2027
b
299,570
CommScope, Inc., Term Loan
1,559,131
3.354%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,550,228
E.W. Scripps Company, Term Loan
1,072,375
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
1,071,035
Eagle Broadband Investments,
LLC, Term Loan
1,950,200
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
1,948,367
Entercom Media Corporation, Term
Loan
1,111,790
2.595%,  (LIBOR 1M +
2.500%), 11/17/2024
b
1,099,838
iHeartCommunications, Inc., Term
Loan
952,907
3.104%,  (LIBOR 1M +
3.000%), 5/1/2026
b
943,978
Intermediate Dutch Holdings, Term
Loan
1,092,262
4.080%,  (LIBOR 1M +
4.000%), 3/5/2028
b
1,093,431
Lumen Technologies, Inc., Term
Loan
864,668
2.354%,  (LIBOR 1M +
2.250%), 3/15/2027
b
852,346

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.4%)
a
Value
Communications Services (0.2%) - continued
Meredith Corporation, Term Loan
$ 1,007,368
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
$ 1,028,775
Metronet Systems Holdings, LLC,
Delayed Draw
117,222
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b,c,d
117,134
Metronet Systems Holdings, LLC,
Term Loan
1,055,000
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
1,054,209
NEP Group, Inc., Term Loan
1,321,125
3.354%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,284,794
195,000
7.104%,  (LIBOR 1M +
7.000%), 10/19/2026
b,e
190,613
Nexstar Broadcasting, Inc., Term
Loan
1,863,576
2.592%,  (LIBOR 1M +
2.500%), 9/19/2026
b
1,858,395
ORBCOMM, Inc., Term Loan
935,000
0.000%,  (LIBOR 1M +
4.250%), 6/17/2028
b,c,d
932,663
Peraton Corporation, Term Loan
1,596,000
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
b
1,599,320
Radiate Holdco, LLC, Term Loan
2,771,075
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
2,772,100
Terrier Media Buyer, Inc., Term
Loan
1,621,850
3.604%,  (LIBOR 1M +
3.500%), 12/17/2026
b
1,612,833
Univision Communications, Inc.,
Term Loan
870,000
0.000%,  (LIBOR 1M +
3.250%), 5/7/2028
b,c,d
866,015
Voyage Australia Property, Ltd.,
Term Loan
885,000
0.000%,  (LIBOR 1M +
3.500%), 5/27/2028
b,c,d,e
885,000
WideOpenWest Finance, LLC,
Term Loan
1,502,246
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
1,497,243
Xplornet Communications, Inc.,
Term Loan
1,203,222
4.854%,  (LIBOR 1M +
4.750%), 6/10/2027
b
1,202,789
Total 27,764,176
Consumer Cyclical (0.2%)
ACProducts Holdings, Inc., Term
Loan
565,000
4.417%,  (LIBOR 3M +
4.250%), 5/17/2028
b
561,774
Caesars Resort Collection, LLC,
Term Loan
1,553,262
4.604%,  (LIBOR 1M +
4.500%), 7/20/2025
b
1,557,146
Carnival Corporation, Term Loan
870,000
0.000%,  (LIBOR 1M +
3.000%), 6/30/2025
b,c,d
869,130
Principal
Amount Bank Loans (1.4%)
a
Value
Consumer Cyclical (0.2%) - continued
Cengage Learning, Inc., Term
Loan
$ 769,183
5.250%,  (LIBOR 1M +
4.250%), 6/7/2023
b
$ 769,599
1,740,000
0.000%,  (LIBOR 1M +
4.750%), 6/29/2026
b,c,d
1,741,096
CP Atlas Buyer, Inc., Term Loan
1,062,338
4.250%,  (LIBOR 1M +
3.750%), 11/23/2027
b
1,058,906
Golden Entertainment, Inc., Term
Loan
2,528,437
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
2,509,474
Golden Nugget, LLC, Term Loan
811,190
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
804,636
Harbor Freight Tools USA, Inc.,
Term Loan
1,512,400
3.750%,  (LIBOR 1M +
3.000%), 10/19/2027
b
1,511,387
LCPR Loan Financing, LLC, Term
Loan
1,070,000
3.823%,  (LIBOR 1M +
3.750%), 10/15/2028
b
1,070,674
Michaels Companies, Inc., Term
Loan
1,670,000
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
1,676,079
Osmosis Debt Merger Sub, Inc.,
Delayed Draw
117,500
0.000%,  (LIBOR 1M +
4.000%), 6/17/2028
b,c,d
117,794
Osmosis Debt Merger Sub, Inc.,
Term Loan
940,000
0.000%,  (LIBOR 1M +
4.000%), 6/17/2028
b,c,d
942,350
Penn National Gaming, Inc., Term
Loan
1,663,289
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
1,657,268
Raptor Acquisition Corporation,
Term Loan
575,000
0.000%,  (LIBOR 1M +
4.000%), 11/1/2026
b,c,d
575,719
Scientific Games International,
Inc., Term Loan
5,222,636
2.854%,  (LIBOR 1M +
2.750%), 8/14/2024
b
5,183,466
Staples, Inc., Term Loan
272,717
4.676%,  (LIBOR 3M +
4.500%), 9/12/2024
b
267,846
884,396
5.176%,  (LIBOR 3M +
5.000%), 4/12/2026
b
860,632
Stars Group Holdings BV, Term
Loan
1,408,210
3.647%,  (LIBOR 3M +
3.500%), 7/10/2025
b
1,408,393
Tenneco, Inc., Term Loan
1,164,107
3.104%,  (LIBOR 1M +
3.000%), 10/1/2025
b
1,150,137
Truck Hero, Inc., Term Loan
284,288
4.500%,  (LIBOR 1M +
3.750%), 2/24/2028
b
284,145

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.4%)
a
Value
Consumer Cyclical (0.2%) - continued
Wyndham Hotels & Resorts, Inc.,
Term Loan
$ 899,562
1.854%,  (LIBOR 1M +
1.750%), 5/30/2025
b
$ 891,691
Total 27,469,342
Consumer Non-Cyclical (0.3%)
Adient US, LLC, Term Loan
445,000
3.604%,  (LIBOR 1M +
3.500%), 4/8/2028
b
444,862
Bausch Health Americas, Inc.,
Term Loan
2,421,775
3.104%,  (LIBOR 1M +
3.000%), 6/1/2025
b
2,410,586
Bellring Brands, LLC, Term Loan
1,132,058
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
b
1,138,997
Blue Ribbon, LLC, Term Loan
1,182,563
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
1,165,415
Chobani, LLC, Term Loan
600,463
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
601,465
City Brewing Company, LLC, Term
Loan
665,000
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b,e
667,494
CNT Holdings I Corporation, Term
Loan
783,037
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
783,037
220,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b,e
222,750
Dole Food Company, Inc., Term
Loan
1,608,030
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b
1,606,020
Endo Luxembourg Finance
Company I Sarl, Term Loan
1,875,300
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
1,806,739
Gainwell Acquistion Corporation,
Term Loan
2,164,561
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
2,169,432
Global Medical Response, Inc.,
Term Loan
3,939,197
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
3,953,969
Lonza Specialty Ingredients, Term
Loan
1,620,000
0.000%,  (LIBOR 1M +
4.000%), 5/14/2028
b,c,d
1,620,875
MPH Acquisition Holdings, LLC,
Term Loan
3,628,118
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
3,617,415
Ortho-Clinical Diagnostics SA,
Term Loan
2,469,474
3.089%,  (LIBOR 1M +
3.000%), 6/30/2025
b
2,466,832
Principal
Amount Bank Loans (1.4%)
a
Value
Consumer Non-Cyclical (0.3%) - continued
Petco Health & Wellness
Company, Inc., Term Loan
$ 1,386,525
3.373%,  (LIBOR 2M +
3.250%), 3/4/2028
b
$ 1,383,308
PetSmart, Inc., Term Loan
1,970,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
1,970,493
Precision Medicine Group, LLC,
Delayed Draw
161,538
3.750%,  (LIBOR 1M +
3.000%), 11/20/2027
b,c,d
160,933
Precision Medicine Group, LLC,
Term Loan
1,232,269
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
1,227,648
Sotera Health Holdings, LLC, Term
Loan
802,000
3.250%,  (LIBOR 3M +
2.750%), 12/13/2026
b
798,327
Total 30,216,597
Energy (<0.1%)
Calpine Corporation, Term Loan
1,512,400
2.610%,  (LIBOR 1M +
2.500%), 12/16/2027
b
1,501,314
Energizer Holdings, Inc., Term
Loan
314,213
2.750%,  (LIBOR 1M +
2.250%), 12/22/2027
b
313,191
Lealand Finance Company BV,
Term Loan
365,366
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
162,285
Total 1,976,790
Financials (0.1%)
Asurion, LLC, Term Loan
1,691,500
3.354%,  (LIBOR 1M +
3.250%), 12/23/2026
b
1,671,422
598,500
3.354%,  (LIBOR 1M +
3.250%), 8/3/2027
b
591,516
1,095,000
5.354%,  (LIBOR 1M +
5.250%), 2/3/2028
b
1,102,753
Digicel International Finance, Ltd.,
Term Loan
1,303,979
3.430%,  (LIBOR 3M +
3.250%), 5/27/2024
b
1,249,381
MoneyGram International, Inc.,
Term Loan
1,161,300
7.000%,  (LIBOR 1M +
6.000%), 6/30/2023
b
1,171,252
Northriver Midstream Finance, LP,
Term Loan
865,502
3.452%,  (LIBOR 3M +
3.250%), 10/1/2025
b
857,566
Tiger Acquisition, LLC, Term Loan
570,000
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
b
568,398

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (1.4%)
a
Value
Financials (0.1%) - continued
Tronox Finance, LLC, Term Loan
$ 972,139
2.630%,  (LIBOR 3M +
2.500%), 3/11/2028
b
$ 965,197
Total 8,177,485
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,312,673
3.686%,  (LIBOR 3M +
3.500%), 8/21/2026
b
1,280,408
Crown Subsea Communications
Holding, Inc., Term Loan
1,625,342
5.750%,  (LIBOR 1M +
5.000%), 4/27/2027
b
1,634,818
Gogo Intermediate Holdings, LLC,
Term Loan
1,485,000
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
1,481,288
Lummus Technology Holdings V,
LLC, Term Loan
2,967,563
3.604%,  (LIBOR 1M +
3.500%), 6/30/2027
b
2,947,947
Prime Security Services Borrower,
LLC, Term Loan
3,695,737
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
3,691,709
Rackspace Technology Global,
Inc., Term Loan
2,379,038
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
2,364,859
Redstone Holdco 2 LP, Delayed
Draw
237,671
5.500%,  (LIBOR 1M +
4.750%), 4/27/2028
b,c,d
236,879
175,579
0.000%,  (LIBOR 1M +
7.750%), 4/27/2029
b,c,d
172,213
Redstone Holdco 2 LP, Term Loan
607,260
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
605,238
306,193
8.500%,  (LIBOR 3M +
7.750%), 4/27/2029
b
300,323
SS&C Technologies, Inc., Term
Loan
88,641
1.854%,  (LIBOR 1M +
1.750%), 4/16/2025
b
87,533
71,034
1.854%,  (LIBOR 1M +
1.750%), 4/16/2025
b
70,146
Verscend Holding Corporation,
Term Loan
540,000
4.104%,  (LIBOR 1M +
4.000%), 8/27/2025
b
540,869
Zayo Group Holdings, Inc., Term
Loan
2,550,046
3.104%,  (LIBOR 1M +
3.000%), 3/9/2027
b
2,521,562
Total 17,935,792
Transportation (0.1%)
American Airlines, Inc., Term Loan
2,850,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
2,968,987
Principal
Amount Bank Loans (1.4%)
a
Value
Transportation (0.1%) - continued
Genesee & Wyoming, Inc., Term
Loan
$ 1,639,250
2.147%,  (LIBOR 3M +
2.000%), 12/30/2026
b
$ 1,627,414
Hertz Corporation, Term Loan
465,000
0.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b,c,d
464,419
87,634
0.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b,c,d
87,525
Mileage Plus Holdings, LLC, Term
Loan
900,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
960,444
SkyMiles IP, Ltd., Term Loan
965,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
1,018,741
United Airlines, Inc., Term Loan
877,800
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
888,527
Total 8,016,057
Utilities (0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
282,123
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
283,094
Blackstone CQP Holdco LP, Term
Loan
2,090,000
4.250%,  (LIBOR 3M +
3.750%), 6/4/2028
b
2,080,595
Core and Main, LP, Term Loan
1,692,978
3.750%,  (LIBOR 1M +
2.750%), 8/1/2024
b
1,690,337
EnergySolutions, LLC, Term Loan
958,806
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
950,714
Exgen Renewables IV, LLC, Term
Loan
525,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
524,564
Osmose Utilities Services, Inc.,
Term Loan
370,000
0.000%,  (LIBOR 1M +
3.250%), 6/17/2028
b,c,d
368,150
PG&E Corporation, Term Loan
2,119,297
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
2,088,842
Total 7,986,296
Total Bank Loans
(cost $156,718,271) 157,323,409
Shares
Registered Investment
Companies ( 41.3% ) Value
Unaffiliated  (0.8%)
1,355,900 Invesco Senior Loan ETF 30,033,185
9,854 iShares Russell 2000 Value Index
Fund 1,633,498
10,744 ProShares Ultra S&P 500
g
1,282,189
1,458 ProShares UltraPro QQQ 178,605
162,055 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF
g
4,469,477

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (41.3%) Value
Unaffiliated  (0.8%)- continued
122,386 SPDR S&P 500 ETF Trust $ 52,388,551
30,842 SPDR S&P Oil and Gas Exploration
ETF
g
2,982,113
Total 92,967,618
Affiliated  (40.5%)
25,790,974 Thrivent Core Emerging Markets
Debt Fund 256,620,194
6,661,625 Thrivent Core Emerging Markets
Equity Fund 84,802,483
2,288,539 Thrivent Core International Equity
Fund 24,876,414
21,308,219 Thrivent Core Low Volatility Equity
Fund 298,101,980
32,141,192 Thrivent Global Stock Portfolio 495,411,483
44,602,687 Thrivent High Yield Portfolio 209,119,698
62,068,374 Thrivent Income Portfolio 675,843,901
53,769,140 Thrivent International Allocation
Portfolio 594,783,475
4,781,335 Thrivent International Index
Portfolio 65,268,566
38,932,987 Thrivent Large Cap Value Portfolio 862,108,695
34,796,941 Thrivent Limited Maturity Bond
Portfolio 350,370,395
22,677,943 Thrivent Mid Cap Stock Portfolio 569,078,026
6,674,851 Thrivent Small Cap Stock Portfolio 162,471,213
Total 4,648,856,523
Total Registered Investment
Companies (cost $3,625,331,291) 4,741,824,141
Shares Common Stock ( 29.7% ) Value
Communications Services (2.4%)
140,106 Activision Blizzard, Inc. 13,371,717
37,507 Alphabet, Inc., Class A
h
91,584,218
4,794 Alphabet, Inc., Class C
h
12,015,298
57,509 AMC Networks, Inc.
h
3,841,601
24,147 ANGI Homeservices, Inc.
h
326,467
179,854 AT&T, Inc. 5,176,198
65,769 Audacy, Inc.
h
283,464
176 Cardlytics, Inc.
h
22,340
22,662 Cars.com, Inc.
h
324,747
5,539 Charter Communications, Inc.
h
3,996,112
136,589 Comcast Corporation 7,788,305
67,077 Discovery, Inc., Class A
g,h
2,057,922
33,550 DISH Network Corporation
h
1,402,390
6,072 E.W. Scripps Company 123,808
13,199 EchoStar Corporation
h
320,604
35,681 Electronic Arts, Inc. 5,131,998
164,903 Facebook, Inc.
h
57,338,422
46,987 Gannett Company, Inc.
h
257,959
7,121 Gray Television, Inc. 166,631
7,769 Hemisphere Media Group, Inc.
h
91,674
47,295 Interpublic Group of Companies,
Inc. 1,536,615
162,182 Live Nation Entertainment, Inc.
h
14,205,521
5,729 Lumen Technologies, Inc. 77,857
59,381 Match Group, Inc.
h
9,575,186
39,138 Omnicom Group, Inc. 3,130,649
116,426 QuinStreet, Inc.
h
2,163,195
16,987 RingCentral, Inc.
h
4,936,082
274 Roku, Inc.
h
125,835
Shares Common Stock (29.7%) Value
Communications Services (2.4%) - continued
14,887 Take-Two Interactive Software,
Inc.
h
$ 2,635,297
22,179 Telephone & Data Systems, Inc. 502,576
262,562 Twitter, Inc.
h
18,066,891
3,606 United States Cellular Corporation
h
130,934
138,798 Verizon Communications, Inc. 7,776,852
16,530 ViacomCBS, Inc. 747,156
3,516 Walt Disney Company
h
618,007
14,386 WideOpenWest, Inc.
h
297,934
11,378 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
h
167,826
11,910 Zillow Group, Inc.
h
1,459,332
Total 273,775,620
Consumer Discretionary (4.2%)
14,061 Adient plc
h
635,557
36,710 Amazon.com, Inc.
h
126,288,274
61,011 American Axle & Manufacturing
Holdings, Inc.
h
631,464
18,685 American Eagle Outfitters, Inc. 701,248
155,491 Aptiv plc
h
24,463,399
7,928 AutoNation, Inc.
h
751,654
2,454 AutoZone, Inc.
h
3,661,908
41,751 Bally's Corporation
h
2,259,147
12,155 Bed Bath & Beyond, Inc.
h
404,640
16,280 BJ's Restaurants, Inc.
h
799,999
3,186 Brinker International, Inc.
h
197,054
3,500 Brunswick Corporation 348,670
16,713 Burlington Stores, Inc.
h
5,381,419
55,549 Caesars Entertainment, Inc.
h
5,763,209
36,240 Carvana Company
h
10,937,957
39,004 Cedar Fair, LP
h
1,748,549
36,803 Chegg, Inc.
h
3,058,697
45,928 Chewy, Inc.
g,h
3,660,921
99,745 Chico's FAS, Inc.
h
656,322
7,019 Children's Place, Inc.
h
653,188
15,974 Chipotle Mexican Grill, Inc.
h
24,765,131
30,570 Choice Hotels International, Inc. 3,633,550
1,223 Churchill Downs, Inc. 242,472
10,923 Clarus Corporation 280,721
168,739 Cooper-Standard Holdings, Inc.
h
4,893,431
5,590 Cracker Barrel Old Country Store,
Inc. 829,891
21,273 Crocs, Inc.
h
2,478,730
33,393 Culp, Inc. 544,306
26,842 D.R. Horton, Inc. 2,425,712
25,492 Dana, Inc. 605,690
10,817 Darden Restaurants, Inc. 1,579,174
3,275 Deckers Outdoor Corporation
h
1,257,829
2,998 Denny's Corporation
h
49,437
27,062 Dick's Sporting Goods, Inc. 2,711,342
358 Dillard's, Inc.
g
64,755
2,187 Domino's Pizza, Inc. 1,020,214
8,338 Dorman Products, Inc.
h
864,400
189,367 Duluth Holdings, Inc.
h
3,910,429
48,719 Emerald Holding, Inc.
h
262,595
432,212 Everi Holdings, Inc.
h
10,779,367
9,072 Expedia Group, Inc.
h
1,485,177
69,518 Farfetch, Ltd.
h
3,500,927
32,502 Five Below, Inc.
h
6,281,662
16,373 Foot Locker, Inc. 1,009,068
3,723 Fox Factory Holding Corporation
h
579,522
78,788 Gap, Inc. 2,651,216
6,143 Garmin, Ltd. 888,524
149,733 Gentex Corporation 4,954,665

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (29.7%) Value
Consumer Discretionary (4.2%) - continued
10,510 Genuine Parts Company $ 1,329,200
25,854 G-III Apparel Group, Ltd.
h
849,562
16,782 Goodyear Tire & Rubber
Company
h
287,811
224 Graham Holdings Company 141,994
6,576 Grand Canyon Education, Inc.
h
591,643
9,597 Group 1 Automotive, Inc. 1,482,065
31,134 Guess ?, Inc. 821,938
32,813 H&R Block, Inc. 770,449
52,697 Hanesbrands, Inc. 983,853
41,993 Harley-Davidson, Inc. 1,924,119
2,138 Helen of Troy, Ltd.
h
487,721
8,998 Hilton Worldwide Holdings, Inc.
h
1,085,339
30,480 Home Depot, Inc. 9,719,767
30,477 IAA, Inc.
h
1,662,216
8,307 KB Home 338,261
107,051 Kohl's Corporation 5,899,581
43,810 L Brands, Inc. 3,156,949
25,314 Lear Corporation 4,437,038
63,711 Leggett & Platt, Inc. 3,300,867
9,681 Lennar Corporation 961,807
17,978 Lithia Motors, Inc. 6,177,960
38,886 Lowe's Companies, Inc. 7,542,717
7,187 Lululemon Athletica, Inc.
h
2,623,039
5,884 M.D.C. Holdings, Inc. 297,730
85,597 Macy's, Inc.
h
1,622,919
59,016 Magnite, Inc.
h
1,997,101
20,668 Marriott International, Inc.
h
2,821,595
3,304 Marriott Vacations Worldwide
Corporation
h
526,327
35,212 Mattel, Inc.
h
707,761
19,989 McDonald's Corporation 4,617,259
1,629 Mercadolibre, Inc.
h
2,537,640
35,911 Miller Industries, Inc. 1,416,330
8,903 Mohawk Industries, Inc.
h
1,711,068
35,106 NIKE, Inc. 5,423,526
75,353 Nordstrom, Inc.
h
2,755,659
75,257 Norwegian Cruise Line Holdings,
Ltd.
g,h
2,213,308
2,164 NVR, Inc.
h
10,762,221
38,103 Ollie's Bargain Outlet Holdings,
Inc.
h
3,205,605
25,288 Papa John's International, Inc. 2,641,079
53,387 Park Hotels and Resorts, Inc.
h
1,100,306
99,481 Penn National Gaming, Inc.
h
7,609,302
66,113 Planet Fitness, Inc.
h
4,975,003
2,467 Pool Corporation 1,131,514
9,902 PulteGroup, Inc. 540,352
5,362 Purple Innovation, Inc.
h
141,610
6,551 PVH Corporation
h
704,822
223,966 Qurate Retail, Inc. 2,931,715
2,268 RH
h
1,539,972
22,619 Ross Stores, Inc. 2,804,756
34,162 Ruth's Hospitality Group, Inc.
h
786,751
79,055 Skyline Corporation
h
4,213,632
13,304 Sleep Number Corporation
h
1,462,775
35,936 Sony Group Corporation ADR 3,493,698
13,045 Standard Motor Products, Inc. 565,501
50,450 Stoneridge, Inc.
h
1,488,275
2,136 Strategic Education, Inc. 162,464
116,942 Taylor Morrison Home Corporation
h
3,089,608
17,012 Tenneco, Inc.
h
328,672
45,999 Tesla, Inc.
h
31,265,520
4,390 Thor Industries, Inc. 496,070
48,201 Toll Brothers, Inc. 2,786,500
Shares Common Stock (29.7%) Value
Consumer Discretionary (4.2%) - continued
8,335 TopBuild Corporation
h
$ 1,648,496
21,246 Tri Pointe Homes, Inc.
h
455,302
60,138 TripAdvisor, Inc.
h
2,423,561
36,537 Tupperware Brands Corporation
h
867,754
12,942 Ulta Beauty, Inc.
h
4,474,955
6,416 Urban Outfitters, Inc.
h
264,468
6,386 Vail Resorts, Inc.
h
2,021,297
1,857 Whirlpool Corporation 404,863
1,694 Williams-Sonoma, Inc. 270,447
26,402 Wingstop, Inc. 4,161,747
114 Winmark Corporation 21,897
12,724 Wolverine World Wide, Inc. 428,035
61,430 Wyndham Hotels and Resorts, Inc. 4,440,775
14,298 Yum! Brands, Inc. 1,644,699
41,069 Zumiez, Inc.
h
2,011,970
Total 478,545,321
Consumer Staples (0.7%)
12,122 Altria Group, Inc. 577,977
120,788 BJ's Wholesale Club Holdings,
Inc.
h
5,747,093
514 Boston Beer Company, Inc.
h
524,691
2,237 Church & Dwight Company, Inc. 190,637
35,528 Colgate-Palmolive Company 2,890,203
16,772 Costco Wholesale Corporation 6,636,177
168,325 Coty, Inc.
h
1,572,156
20,503 Darling Ingredients, Inc.
h
1,383,953
194,574 e.l.f. Beauty, Inc.
h
5,280,738
27,954 Flowers Foods, Inc. 676,487
1,514 General Mills, Inc. 92,248
47,795 Hain Celestial Group, Inc.
h
1,917,535
4,582 Hershey Company 798,093
4,554 Ingredion, Inc. 412,137
11,781 John B. Sanfilippo & Son, Inc. 1,043,443
12,250 Kimberly-Clark Corporation 1,638,805
96,227 Lamb Weston Holdings, Inc. 7,761,670
2,728 Medifast, Inc. 771,969
46,544 Monster Beverage Corporation
h
4,251,794
3,564 PepsiCo, Inc. 528,078
8,371 Performance Food Group
Company
h
405,910
162,665 Philip Morris International, Inc. 16,121,728
4,218 Pilgrim's Pride Corporation
h
93,555
249 PriceSmart, Inc. 22,662
151,199 Primo Water Corporation 2,529,559
27,803 Procter & Gamble Company 3,751,459
6,705 Seneca Foods Corporation
h
342,491
473 Tootsie Roll Industries, Inc.
g
16,039
144,947 Turning Point Brands, Inc. 6,634,224
3,425 United Natural Foods, Inc.
h
126,657
9,903 US Foods Holding Corporation
h
379,879
6,875 Utz Brands, Inc.
g
149,806
8,600 Vector Group, Ltd. 121,604
52,977 Wal-Mart Stores, Inc. 7,470,817
Total 82,862,274
Energy (0.6%)
46,189 Antero Midstream Corporation 479,904
225,309 Antero Resources Corporation
h
3,386,394
128,754 Archrock, Inc. 1,147,198
3,208 Bonanza Creek Energy, Inc. 151,001
90,321 BP plc ADR 2,386,281
1,063 Callon Petroleum Company
g,h
61,324

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (29.7%) Value
Energy (0.6%) - continued
165,357 Centennial Resource
Development, Inc.
g,h
$ 1,121,120
37,727 ChampionX Corporation
h
967,698
12,828 Chevron Corporation 1,343,605
6,587 Clean Energy Fuels Corporation
g,h
66,858
38,503 CNX Resources Corporation
h
525,951
45,544 ConocoPhillips 2,773,630
5,170 CONSOL Energy, Inc.
h
95,490
48,737 Continental Resources, Inc. 1,853,468
29,880 Core Laboratories NV 1,163,826
273,903 Devon Energy Corporation 7,995,229
35,722 Diamondback Energy, Inc. 3,353,939
24,465 Dorian LPG, Ltd.
h
345,446
111,601 EnLink Midstream, LLC 713,130
99,095 Enterprise Products Partners, LP 2,391,162
34,601 EOG Resources, Inc. 2,887,107
148,319 Equitrans Midstream Corporation 1,262,195
41,400 Exterran Corporation
h
197,064
32,965 Exxon Mobil Corporation 2,079,432
95,109 Halliburton Company 2,198,920
34,871 Helix Energy Solutions Group, Inc.
h
199,113
108,411 Helmerich & Payne, Inc. 3,537,451
27,021 HollyFrontier Corporation 888,991
215,634 Kinder Morgan, Inc. 3,931,008
47,285 Kosmos Energy, Ltd.
h
163,606
19,713 Magnolia Oil & Gas Corporation
h
308,114
256,717 Marathon Oil Corporation 3,496,485
33,108 Marathon Petroleum Corporation 2,000,385
43,524 Matador Resources Company 1,567,299
150,030 McDermott International, Inc.
h
73,515
487 Nabors Industries, Ltd., Warrants
(Expires 06/11/2026)
h
4,870
148,098 Nine Energy Service, Inc.
h
435,408
7,865 Northern Oil and Gas, Inc. 163,356
52,802 Occidental Petroleum Corporation 1,651,118
1,096 Oceaneering International, Inc.
h
17,065
30,833 Patterson-UTI Energy, Inc. 306,480
27,830 PBF Energy, Inc.
h
425,799
22,565 Pioneer Natural Resources
Company 3,667,264
26,353 Plains GP Holdings, LP 314,655
74,832 ProPetro Holding Corporation
h
685,461
4,179 Renewable Energy Group, Inc.
h
260,519
45,467 RPC, Inc.
h
225,062
83,722 SM Energy Company 2,062,073
244,261 Southwestern Energy Company
h
1,384,960
50,379 Talos Energy, Inc.
h
787,928
18,888 Targa Resources Corporation 839,572
464 Texas Pacific Land Corporation 742,279
264,148 Transocean, Ltd.
g,h
1,193,949
15,362 Valero Energy Corporation 1,199,465
6,755 World Fuel Services Corporation 214,336
Total 73,694,958
Financials (3.8%)
808 1st Source Corporation 37,540
122,846 Air Lease Corporation 5,127,592
5,481 Alleghany Corporation
h
3,656,211
1,219 Allegiance Bancshares, Inc. 46,858
51,567 Ally Financial, Inc. 2,570,099
44,895 American Equity Investment Life
Holding Company 1,451,006
87,264 American Express Company 14,418,631
31,078 American Financial Group, Inc. 3,876,048
3,754 Ameriprise Financial, Inc. 934,296
Shares Common Stock (29.7%) Value
Financials (3.8%) - continued
41,700 Ameris Bancorp $ 2,111,271
165,784 Annaly Capital Management, Inc. 1,472,162
67,027 Apollo Commercial Real Estate
Finance, Inc. 1,069,081
137,744 Arch Capital Group, Ltd.
h
5,363,751
8,979 Argo Group International Holdings,
Ltd. 465,382
25,819 Arthur J. Gallagher and Company 3,616,726
17,552 Artisan Partners Asset
Management, Inc. 891,993
113,833 Associated Banc-Corp 2,331,300
99,531 Assured Guaranty, Ltd. 4,725,732
231,379 Bank of America Corporation 9,539,756
5,600 Bank of Marin Bancorp 178,640
40,762 Bank of N.T. Butterfield & Son, Ltd. 1,445,013
33,146 BankFinancial Corporation 379,190
48,125 Banner Corporation 2,608,856
21,929 Berkshire Hathaway, Inc.
h
6,094,508
35,101 Berkshire Hills Bancorp, Inc. 962,118
7,269 BlackRock, Inc. 6,360,157
14,573 Blackstone Mortgage Trust, Inc. 464,733
153 BM Technologies, Inc.
e,h
1,903
1,527 BOK Financial Corporation 132,238
91,076 Bridgewater Bancshares, Inc.
h
1,470,877
29,421 Brighthouse Financial, Inc.
h
1,339,832
37,924 BrightSphere Investment Group 888,559
9,918 BrightSpire Capital, Inc. 93,229
30,700 Brookline Bancorp, Inc. 458,965
12,623 Brown and Brown, Inc. 670,786
31,351 Byline Bancorp, Inc. 709,473
32,353 Capital One Financial Corporation 5,004,686
41,503 Central Pacific Financial
Corporation 1,081,568
314,099 Charles Schwab Corporation 22,869,548
86,734 Chimera Investment Corporation 1,306,214
23,043 Chubb, Ltd. 3,662,454
29,683 Cincinnati Financial Corporation 3,461,631
131,458 Citigroup, Inc. 9,300,654
19,931 Citizens Financial Group, Inc. 914,235
18,128 CME Group, Inc. 3,855,463
20,569 CNO Financial Group, Inc. 485,840
62,832 Columbia Banking System, Inc. 2,422,802
36,845 Comerica, Inc. 2,628,522
1,749 Commerce Bancshares, Inc. 130,405
47,025 Community Trust Bancorp, Inc. 1,898,870
172 Cullen/Frost Bankers, Inc. 19,264
36,323 Customers Bancorp, Inc.
h
1,416,234
769 Diamond Hill Investment Group,
Inc. 128,661
26,334 Discover Financial Services 3,115,049
13,446 East West Bancorp, Inc. 963,944
20,483 Ellington Residential Mortgage
REIT 241,085
1,276 Employers Holdings, Inc. 54,613
35,881 Enova International, Inc.
h
1,227,489
393 Enstar Group, Ltd.
h
93,896
50,264 Enterprise Financial Services
Corporation 2,331,747
187,095 Equitable Holdings, Inc. 5,697,043
36,179 Essent Group, Ltd. 1,626,246
18,640 Evercore, Inc. 2,623,953
75,576 F.N.B. Corporation 931,852
10,219 FactSet Research Systems, Inc. 3,429,599
3,312 Federal Agricultural Mortgage
Corporation 327,557

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (29.7%) Value
Financials (3.8%) - continued
38,548 Financial Institutions, Inc. $ 1,156,440
474 First American Financial
Corporation 29,554
100,207 First Bancorp/Puerto Rico 1,194,467
78,955 First Busey Corporation 1,947,030
35,858 First Financial Bancorp 847,325
23,990 First Financial Corporation 979,272
32,141 First Horizon Corporation 555,396
2,581 First Mid-Illinois Bancshares, Inc. 104,556
4,884 First of Long Island Corporation 103,687
60,904 First Republic Bank 11,399,402
6,338 Flushing Financial Corporation 135,823
175,007 Fulton Financial Corporation 2,761,610
23,193 Glacier Bancorp, Inc. 1,277,470
61,232 Granite Point Mortgage Trust, Inc. 903,172
51,113 Great Southern Bancorp, Inc. 2,754,991
9,031 Great Western Bancorp, Inc. 296,126
28,568 Hamilton Lane, Inc. 2,603,116
123,418 Hancock Whitney Corporation 5,484,696
23,521 Hanmi Financial Corporation 448,310
37,661 Hanover Insurance Group, Inc. 5,108,338
96,007 Heartland Financial USA, Inc. 4,511,369
33,451 Heritage Commerce Corporation 372,310
13,999 HomeStreet, Inc. 570,319
39,775 Hometrust Bancshares, Inc. 1,109,723
286,310 Hope Bancorp, Inc. 4,059,876
54,061 Horizon Bancorp, Inc. 942,283
14,121 Houlihan Lokey, Inc. 1,154,957
469,381 Huntington Bancshares, Inc. 6,698,067
66,724 Independent Bank Corporation 1,448,578
100,192 Invesco, Ltd. 2,678,132
76,043 J.P. Morgan Chase & Company 11,827,728
13,802 Jefferies Financial Group, Inc. 472,028
52,693 KeyCorp 1,088,110
41,869 Kinsale Capital Group, Inc. 6,898,755
15,840 Ladder Capital Corporation 182,794
13,702 Lakeland Bancorp, Inc. 239,511
53,869 Lincoln National Corporation 3,385,128
9,885 Loews Corporation 540,215
12,303 LPL Financial Holdings, Inc. 1,660,659
801 MarketAxess Holdings, Inc. 371,336
21,120 Marsh & McLennan Companies,
Inc. 2,971,162
10,770 Mercantile Bank Corporation 325,254
213,720 MFA Financial, Inc. 980,975
13,706 Midland States Bancorp, Inc. 360,057
72,179 MidWestOne Financial Group, Inc. 2,076,590
6,351 Moody's Corporation 2,301,412
69,252 Morgan Stanley 6,349,716
42,954 Mr. Cooper Group, Inc.
h
1,420,059
10,776 MSCI, Inc. 5,744,470
752 National Western Life Group, Inc. 168,741
89,034 Navient Corporation 1,721,027
3,094 NBT Bancorp, Inc. 111,291
233,761 New York Community Bancorp,
Inc. 2,576,046
54,796 New York Mortgage Trust, Inc. 244,938
7,983 Newmark Group, Inc. 95,876
32,621 NMI Holdings, Inc.
h
733,320
15,129 Northern Trust Corporation 1,749,215
26,366 OFG Bancorp 583,216
62,225 Old National Bancorp 1,095,782
29,427 Old Second Bancorp, Inc. 364,895
5,118 OneMain Holdings, Inc. 306,619
53,079 PacWest Bancorp 2,184,732
Shares Common Stock (29.7%) Value
Financials (3.8%) - continued
1,424 Peapack-Gladstone Financial
Corporation $ 44,244
9,669 Peoples Bancorp, Inc. 286,396
114,556 Popular, Inc. 8,597,428
1,248 Preferred Bank 78,961
50,391 Premier Financial Corporation 1,431,608
15,299 Primerica, Inc. 2,342,889
5,524 Prosperity Bancshares, Inc. 396,623
36,949 QCR Holdings, Inc. 1,776,877
211,629 Radian Group, Inc. 4,708,745
36,912 Raymond James Financial, Inc. 4,794,869
53,044 Redwood Trust, Inc. 640,241
17,987 Regions Financial Corporation 362,978
35,467 Reinsurance Group of America,
Inc. 4,043,238
16,801 RenaissanceRe Holdings, Ltd. 2,500,325
1,126 RLI Corporation 117,768
58,746 S&P Global, Inc. 24,112,296
4,960 Safety Insurance Group, Inc. 388,269
100,861 Seacoast Banking Corporation of
Florida 3,444,403
58,268 SEI Investments Company 3,610,868
13,125 Selective Insurance Group, Inc. 1,065,094
16,943 Signature Bank 4,162,048
2,060 Southside Bancshares, Inc. 78,754
56,018 Starwood Property Trust, Inc. 1,465,991
17,019 State Street Corporation 1,400,323
3,314 Stifel Financial Corporation 214,946
15,236 Synchrony Financial 739,251
50,156 Synovus Financial Corporation 2,200,845
9,619 T. Rowe Price Group, Inc. 1,904,273
12,288 Territorial Bancorp, Inc. 319,119
46,280 Texas Capital Bancshares, Inc.
h
2,938,317
21,799 TMX Group, Ltd. 2,302,647
13,153 Torchmark Corporation 1,252,823
6,869 Towne Bank 208,955
56,010 TPG RE Finance Trust, Inc. 753,335
23,190 TriCo Bancshares 987,430
29,795 Triumph Bancorp, Inc.
h
2,212,279
55,402 Truist Financial Corporation 3,074,811
15,384 TrustCo Bank Corporation NY 528,902
21,204 Trustmark Corporation 653,083
54,457 Two Harbors Investment
Corporation 411,695
315,115 Umpqua Holdings Corporation 5,813,872
2,314 United Bankshares, Inc. 84,461
6,272 Univest Financial Corporation 165,393
156,735 Unum Group 4,451,274
32,306 Valley National Bancorp 433,870
13,042 Voya Financial, Inc. 802,083
1,765 Walker & Dunlop, Inc. 184,231
14,393 Washington Trust Bancorp, Inc. 739,081
165,045 Wells Fargo & Company 7,474,888
15,267 WesBanco, Inc. 543,963
1,407 Westamerica Bancorporation 81,648
155,346 Western Alliance Bancorp 14,423,876
72,001 Western Asset Mortgage Capital
Corporation 234,003
1,614 Westwood Holdings Group, Inc. 35,121
46,879 Wintrust Financial Corporation 3,545,459
106,948 Zions Bancorporations NA 5,653,271
7,339 Zurich Insurance Group AG 2,947,823
Total 436,151,952

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (29.7%) Value
Health Care (4.0%)
12,287 Abbott Laboratories $ 1,424,432
27,192 AbbVie, Inc. 3,062,907
144,258 ACADIA Pharmaceuticals, Inc.
h
3,518,453
3,381 Acceleron Pharma, Inc.
h
424,282
108,706 Adaptive Biotechnologies
Corporation
h
4,441,727
2,368 Align Technology, Inc.
h
1,446,848
1,787 Allakos, Inc.
h
152,556
12,648 Allogene Therapeutics, Inc.
h
329,860
31,237 Amedisys, Inc.
h
7,650,878
26,762 American Well Corporation
h
336,666
66,095 Amgen, Inc. 16,110,656
26,608 AMN Healthcare Services, Inc.
h
2,580,444
12,045 Anthem, Inc. 4,598,781
826 Arcutis Biotherapeutics, Inc.
h
22,541
238,659 Ardelyx, Inc.
h
1,809,035
13,156 Arena Pharmaceuticals, Inc.
h
897,239
17,820 Argenx SE ADR
h
5,365,067
34,487 Ascendis Pharma AS ADR
h
4,536,765
628 Atrion Corporation 389,944
49,910 Avantor, Inc.
h
1,772,304
69,510 Axonics Modulation Technologies,
Inc.
h
4,407,629
39,556 Baxter International, Inc. 3,184,258
7,192 Becton, Dickinson and Company 1,749,022
35,314 BioCryst Pharmaceuticals, Inc.
h
558,314
9,018 Biogen, Inc.
h
3,122,663
74,240 Biohaven Pharmaceutical Holding
Company, Ltd.
h
7,207,219
1,506 Bio-Rad Laboratories, Inc.
h
970,301
21,987 Bio-Techne Corporation 9,899,867
3,369 Bristol-Myers Squibb Company 225,117
5,228 Bruker Corporation 397,223
80,219 Centene Corporation
h
5,850,372
135,666 Cerner Corporation 10,603,655
12,916 Charles River Laboratories
International, Inc.
h
4,777,887
4,741 Chemed Corporation 2,249,604
17,318 Cigna Holding Company 4,105,578
7,980 Cooper Companies, Inc. 3,162,235
19,779 CryoLife, Inc.
h
561,724
30,758 CVS Health Corporation 2,566,447
5,822 CytomX Therapeutics, Inc.
h
36,853
2,817 Danaher Corporation 755,970
44,071 Dexcom, Inc.
h
18,818,317
10,475 Editas Medicine, Inc.
g,h
593,304
120,765 Edwards Lifesciences Corporation
h
12,507,631
49,697 Endo International plc
h
232,582
411 Fate Therapeutics, Inc.
h
35,671
4,872 Generation Bio Company
h
131,057
61,273 Gilead Sciences, Inc. 4,219,259
44,692 GlaxoSmithKline plc ADR 1,779,635
9,736 Global Blood Therapeutics, Inc.
h
340,955
95,715 GoodRx Holdings, Inc.
g,h
3,446,697
59,472 Guardant Health, Inc.
h
7,385,828
2,047 Haemonetics Corporation
h
136,412
35,590 Halozyme Therapeutics, Inc.
h
1,616,142
16,721 HCA Healthcare, Inc. 3,456,900
7,504 HealthEquity, Inc.
h
603,922
33,246 Hill-Rom Holdings, Inc. 3,776,413
18,237 Humana, Inc. 8,073,885
1,365 ICU Medical, Inc.
h
280,917
9,936 Illumina, Inc.
h
4,701,815
66,684 Immunocore Holdings plc ADR
h
2,604,010
17,769 ImmunoGen, Inc.
h
117,098
Shares Common Stock (29.7%) Value
Health Care (4.0%) - continued
22,381 InMode, Ltd.
h
$ 2,119,033
23,928 Inspire Medical Systems, Inc.
h
4,624,325
19,694 Insulet Corporation
h
5,406,200
4,280 Integra LifeSciences Holdings
Corporation
h
292,067
18,619 Intuitive Surgical, Inc.
h
17,122,777
25,420 Ionis Pharmaceuticals, Inc.
h
1,014,004
20,667 IQVIA Holding, Inc.
h
5,008,027
78,121 Johnson & Johnson 12,869,654
6,311 Kura Oncology, Inc.
h
131,584
3,892 Laboratory Corporation of America
Holdings
h
1,073,608
4,000 Lannett Company, Inc.
h
18,680
107,218 Lantheus Holdings, Inc.
h
2,963,505
71,228 LHC Group, Inc.
h
14,264,119
13,050 Lineage Cell Therapeutics, Inc.
h
37,192
8,197 Masimo Corporation
h
1,987,363
96,902 Medtronic plc 12,028,445
78,927 Merck & Company, Inc. 6,138,153
1,440 Mettler-Toledo International, Inc.
h
1,994,890
5,086 Moderna, Inc.
h
1,195,108
11,286 Molina Healthcare, Inc.
h
2,856,035
45,892 Natera, Inc.
h
5,210,119
24,224 National Healthcare Corporation 1,693,258
4,979 Nektar Therapeutics
h
85,440
12,676 Neogen Corporation
h
583,603
52,840 Nevro Corporation
h
8,760,344
114,326 Novo Nordisk AS ADR 9,577,089
37,584 NuVasive, Inc.
h
2,547,443
5,346 Omnicell, Inc.
h
809,652
3,856 Orthofix Medical, Inc.
h
154,664
54,294 Phreesia, Inc.
h
3,328,222
35,154 Premier, Inc. 1,223,008
38,455 Progyny, Inc.
h
2,268,845
60,683 Pulmonx Corporation
h
2,677,334
12,003 Reata Pharmaceuticals, Inc.
h
1,698,785
1,779 Regeneron Pharmaceuticals, Inc.
h
993,643
18,355 Repligen Corporation
h
3,664,025
6,575 Rubius Therapeutics, Inc.
h
160,496
20,687 Sarepta Therapeutics, Inc.
h
1,608,207
77,024 Silk Road Medical, Inc.
h
3,686,369
67,664 Stryker Corporation 17,574,371
831 Surmodics, Inc.
h
45,082
50,319 Syneos Health, Inc.
h
4,503,047
54,909 Tactile Systems Technology, Inc.
h
2,855,268
54,320 Teladoc Health, Inc.
h
9,032,873
19,906 Teleflex, Inc. 7,998,032
6,354 Tenet Healthcare Corporation
h
425,654
45,213 Thermo Fisher Scientific, Inc. 22,808,602
3,828 U.S. Physical Therapy, Inc. 443,550
18,525 UnitedHealth Group, Inc. 7,418,151
51,121 Veeva Systems, Inc.
h
15,896,075
5,109 Viatris, Inc. 73,008
171,590 Viemed Healthcare, Inc.
h
1,226,868
51,383 Vor BioPharma, Inc.
h
958,293
18,314 VYNE Therapeutics, Inc.
h
64,282
1,625 Waters Corporation
h
561,616
13,904 Zimmer Biomet Holdings, Inc. 2,236,041
117,045 Zoetis, Inc. 21,812,506
60,843 Zymeworks, Inc.
h
2,110,644
Total 464,041,051
Industrials (3.8%)
19,186 Advanced Drainage Systems, Inc. 2,236,512
18,419 AECOM
h
1,166,291

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (29.7%) Value
Industrials (3.8%) - continued
4,021 Allegion plc $ 560,125
130,737 Altra Industrial Motion Corporation 8,500,520
49,338 AMETEK, Inc. 6,586,623
4,302 Armstrong World Industries, Inc. 461,433
95,640 ASGN, Inc.
h
9,270,385
53,839 AZZ, Inc. 2,787,783
79,302 Badger Infrastructure Solution 2,406,697
46,763 Bloom Energy Corporation
g,h
1,256,522
5,079 Boeing Company
h
1,216,725
42,728 Carlisle Companies, Inc. 8,177,285
74,736 CBIZ, Inc.
h
2,449,099
53,043 Chart Industries, Inc.
h
7,761,252
395 Copart, Inc.
h
52,073
5,929 CRA International, Inc. 507,522
68,288 Crane Company 6,307,763
35,594 CSW Industrials, Inc. 4,216,465
73,290 CSX Corporation 2,351,143
276 Cummins, Inc. 67,292
74,766 Curtiss-Wright Corporation 8,879,210
83,822 Delta Air Lines, Inc.
h
3,626,140
26,732 Desktop Metal, Inc.
h
307,418
8,045 Douglas Dynamics, Inc. 327,351
11,161 Dover Corporation 1,680,847
42,216 Dun and Bradstreet Holdings, Inc.
h
902,156
2,147 Dycom Industries, Inc.
h
160,016
24,263 Eaton Corporation plc 3,595,291
29,350 EMCOR Group, Inc. 3,615,626
37,374 Emerson Electric Company 3,596,874
7,617 Encore Wire Corporation 577,292
4,698 Expeditors International of
Washington, Inc. 594,767
4,551 Exponent, Inc. 405,995
43,092 Fastenal Company 2,240,784
142,139 First Advantage Corporation
h
2,829,987
44,533 Forrester Research, Inc.
h
2,039,611
53,041 Forward Air Corporation 4,760,430
13,536 GATX Corporation 1,197,530
17,015 Generac Holdings, Inc.
h
7,063,777
38,269 General Dynamics Corporation 7,204,522
17,211 Gorman-Rupp Company 592,747
5,847 Greenbrier Companies, Inc. 254,812
29,115 Helios Technologies, Inc. 2,272,426
79,344 Honeywell International, Inc. 17,404,106
240,196 Howmet Aerospace, Inc.
h
8,279,556
33,491 Hubbell, Inc. 6,257,458
6,126 ICF International, Inc. 538,230
38,499 IDEX Corporation 8,471,705
27,769 Illinois Tool Works, Inc. 6,208,038
3,002 International Seaways, Inc. 57,578
9,917 ITT Corporation 908,298
841 JB Hunt Transport Services, Inc. 137,041
17,697 JetBlue Airways Corporation
h
296,956
2,180 John Bean Technologies
Corporation 310,912
86,041 Johnson Controls International plc 5,904,994
6,753 Kansas City Southern 1,913,598
24,906 L3Harris Technologies, Inc. 5,383,432
32,483 Landstar System, Inc. 5,132,964
4,570 Lennox International, Inc. 1,603,156
98,321 Lincoln Electric Holdings, Inc. 12,949,859
8,601 Linde Public Limited Company 2,486,549
36,160 Lockheed Martin Corporation 13,681,136
40,515 Manpower, Inc. 4,817,639
2,846 Masonite International
Corporation
h
318,154
Shares Common Stock (29.7%) Value
Industrials (3.8%) - continued
77,841 Mercury Systems, Inc.
h
$ 5,159,301
245,101 Meritor, Inc.
h
5,740,265
2,897 Mesa Air Group, Inc.
h
27,029
73,144 Middleby Corporation
h
12,672,929
32,153 MSC Industrial Direct Company,
Inc. 2,885,089
47,868 NAPCO Security Technologies,
Inc.
h
1,740,959
3,343 Nordson Corporation 733,822
54,435 Norfolk Southern Corporation 14,447,593
12,373 Northrop Grumman Corporation 4,496,719
28,906 Nutrien, Ltd. 1,751,993
17,429 nVent Electric plc 544,482
17,913 Old Dominion Freight Line, Inc. 4,546,319
18,510 Otis Worldwide Corporation 1,513,563
19,187 Parker-Hannifin Corporation 5,892,520
105,701 Pitney Bowes, Inc. 926,998
5,635 Primoris Services Corporation 165,838
21,390 Quad/Graphics, Inc.
h
88,768
16,722 Quanta Services, Inc. 1,514,512
162,029 Ranpak Holdings Corporation
h
4,055,586
27,586 Raven Industries, Inc. 1,595,850
34,034 Raytheon Technologies
Corporation 2,903,441
14,926 RBC Bearings, Inc.
h
2,976,543
118,542 Regal-Beloit Corporation 15,826,542
4,766 Robert Half International, Inc. 424,031
80,884 Rush Enterprises, Inc. 3,497,424
6,923 Ryder System, Inc. 514,587
13,263 Saia, Inc.
h
2,778,466
26,056 Simpson Manufacturing Company,
Inc. 2,877,625
15,132 SkyWest, Inc.
h
651,735
4,892 Snap-On, Inc. 1,093,020
35,123 Southwest Airlines Company
h
1,864,680
56,024 Standex International Corporation 5,317,238
167,197 Summit Materials, Inc.
h
5,826,815
96,178 Sun Country Airlines Holdings,
Inc.
h
3,559,548
11,879 Technip Energies NV ADR
g,h
162,030
5,505 Teledyne Technologies, Inc.
h
2,305,659
3,955 Tetra Tech, Inc. 482,668
8,367 Thermon Group Holdings, Inc.
h
142,574
36,738 Timken Company 2,960,715
12,005 Toro Company 1,319,109
9,052 Trane Technologies plc 1,666,835
66,188 TransUnion 7,268,104
31,572 Trex Company, Inc.
h
3,226,974
63,592 TriMas Corporation
h
1,928,745
37,410 Tutor Perini Corporation 518,129
369,655 Uber Technologies, Inc.
h
18,527,109
5,143 UniFirst Corporation 1,206,754
20,656 Union Pacific Corporation 4,542,874
20,968 United Parcel Service, Inc. 4,360,715
42,644 United Rentals, Inc.
h
13,603,862
23,313 US Ecology, Inc.
h
874,704
19,291 Valmont Industries, Inc. 4,553,641
10,913 Verisk Analytics, Inc. 1,906,719
5,470 Vicor Corporation
h
578,398
6,607 Waste Connections, Inc. 789,074
5,416 Waste Management, Inc. 758,836
13,772 Watsco, Inc. 3,947,606
2,187 Watts Water Technologies, Inc. 319,105
14,216 Werner Enterprises, Inc. 632,896
27,890 WESCO International, Inc.
h
2,867,650

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (29.7%) Value
Industrials (3.8%) - continued
46,469 Willdan Group, Inc.
h
$ 1,749,093
7,761 Woodward, Inc. 953,672
1,596 XPO Logistics, Inc.
h
223,264
6,621 Xylem, Inc. 794,255
Total 435,910,077
Information Technology (7.6%)
20,159 Accenture plc 5,942,672
64,288 Adobe, Inc.
h
37,649,624
639 ADTRAN, Inc. 13,195
13,205 Advanced Energy Industries, Inc. 1,488,336
39,321 Agilysys, Inc.
h
2,236,185
17,659 Alliance Data Systems Corporation 1,839,891
7,470 Ambarella, Inc.
h
796,526
124,540 Amphenol Corporation 8,519,781
4,178 Analog Devices, Inc. 719,284
161,699 Anaplan, Inc.
h
8,618,557
5,572 ANSYS, Inc.
h
1,933,818
790,216 Apple, Inc. 108,227,983
14,781 AppLovin Corporation
g,h
1,111,088
11,785 Aspen Technology, Inc.
h
1,620,909
5,566 Automatic Data Processing, Inc. 1,105,519
35,039 Avalara, Inc.
h
5,669,310
26,864 Axcelis Technologies, Inc.
h
1,085,843
75,785 Bandwidth, Inc.
h
10,452,267
14,838 Belden, Inc. 750,358
27,819 Benchmark Electronics, Inc. 791,729
73,927 BigCommerce Holdings, Inc.
g,h
4,799,341
48,489 Bill.com Holdings, Inc.
h
8,882,215
7,890 Blackline, Inc.
h
877,920
3,196 Broadridge Financial Solutions,
Inc. 516,250
96,050 Calix, Inc.
h
4,562,375
22,954 CDK Global, Inc. 1,140,584
8,584 CDW Corporation 1,499,196
50,236 Ciena Corporation
h
2,857,926
183,352 Cisco Systems, Inc. 9,717,656
29,099 Cognex Corporation 2,445,771
26,910 Computer Services, Inc. 1,513,687
1,277 Concentrix Corporation
h
205,342
13,029 Coupa Software, Inc.
h
3,415,031
11,551 CTS Corporation 429,235
39,944 Descartes Systems Group, Inc.
h
2,762,527
26,036 Diebold Nixdorf, Inc.
h
334,302
17,568 Digital Turbine, Inc.
h
1,335,695
22,130 DocuSign, Inc.
h
6,186,884
97,020 Dolby Laboratories, Inc. 9,536,096
66,592 Dropbox, Inc.
h
2,018,404
4,647 DSP Group, Inc.
h
68,776
48,793 Elastic NV
h
7,112,068
36,618 Endava plc ADR
h
4,151,749
13,821 Enphase Energy, Inc.
h
2,537,950
8,320 EPAM Systems, Inc.
h
4,251,187
13,783 ePlus, Inc.
h
1,194,848
6,209 ExlService Holdings, Inc.
h
659,768
24,100 eXp World Holdings, Inc.
h
934,357
12,024 F5 Networks, Inc.
h
2,244,400
4,470 Fair Isaac Corporation
h
2,246,980
57,554 Five9, Inc.
h
10,554,828
15,771 FleetCor Technologies, Inc.
h
4,038,322
11,929 Gilat Satellite Networks, Ltd. 121,437
2,198 Health Catalyst, Inc.
g,h
122,011
76,221 Hewlett Packard Enterprise
Company 1,111,302
30,858 HP, Inc. 931,603
Shares Common Stock (29.7%) Value
Information Technology (7.6%) - continued
7,227 HubSpot, Inc.
h
$ 4,211,317
15,099 Intel Corporation 847,658
11,490 Intuit, Inc. 5,632,053
41,046 Jack Henry & Associates, Inc. 6,711,431
11,423 KLA-Tencor Corporation 3,703,451
8,173 Lam Research Corporation 5,318,171
63,738 Lattice Semiconductor
Corporation
h
3,580,801
6,253 Littelfuse, Inc. 1,593,202
66,295 LivePerson, Inc.
h
4,192,496
65,271 LiveRamp Holding, Inc.
h
3,057,946
16,255 Lumentum Holdings, Inc.
h
1,333,398
10,610 Manhattan Associates, Inc.
h
1,536,752
104,418 Mastercard, Inc. 38,121,968
5,580 MAXIMUS, Inc. 490,873
2,389 MaxLinear, Inc.
h
101,509
280,347 Medallia, Inc.
h
9,461,711
19,525 Micron Technology, Inc.
h
1,659,234
482,862 Microsoft Corporation 130,807,316
52,484 MKS Instruments, Inc. 9,339,528
37,870 Monolithic Power Systems, Inc. 14,142,552
12,350 Motorola Solutions, Inc. 2,678,098
42,849 National Instruments Corporation 1,811,656
20,742 NetApp, Inc. 1,697,110
7,400 Nice, Ltd. ADR
h
1,831,204
16,635 Nova Measuring Instruments, Ltd.
h
1,711,575
16,527 Nuance Communications, Inc.
h
899,730
51,001 NVIDIA Corporation 40,805,900
21,122 Okta, Inc.
h
5,168,131
75,054 Oracle Corporation 5,842,203
11,787 Palo Alto Networks, Inc.
h
4,373,566
12,119 Paychex, Inc. 1,300,369
12,812 Paycom Software, Inc.
h
4,656,778
7,624 Paylocity Holding Corporation
h
1,454,659
188,341 PayPal Holdings, Inc.
h
54,897,635
9,116 Plantronics, Inc.
h
380,411
4,059 Progress Software Corporation 187,729
29,808 Q2 Holdings, Inc.
h
3,057,705
8,424 QAD, Inc. 733,056
15,831 Qorvo, Inc.
h
3,097,335
149,743 QUALCOMM, Inc. 21,402,767
15,194 Rogers Corporation
h
3,050,955
19,330 SailPoint Technologies Holdings,
Inc.
h
987,183
111,967 Salesforce.com, Inc.
h
27,350,179
2,993 Samsung Electronics Company,
Ltd. GDR 5,338,521
20,702 ScanSource, Inc.
h
582,347
28,762 Seagate Technology Holdings 2,529,043
25,752 Semtech Corporation
h
1,771,738
38,039 ServiceNow, Inc.
h
20,904,332
136,639 Sierra Wireless, Inc.
h
2,594,775
9,984 Silicon Laboratories, Inc.
h
1,530,048
15,410 SiTime Corporation
h
1,950,752
3,442 Solaredge Technology, Ltd.
h
951,266
87,899 Sonos, Inc.
h
3,096,682
47,214 Sprout Social, Inc.
h
4,221,876
128,581 Square, Inc.
h
31,348,048
93,749 STMicroelectronics NV ADR
g
3,410,589
5,358 SunPower Corporation
g,h
156,561
9,094 SYNNEX Corporation 1,107,285
8,483 TE Connectivity, Ltd. 1,146,986
123,197 Telefonaktiebolaget LM Ericsson
ADR 1,549,818
67,067 Texas Instruments, Inc. 12,896,984

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (29.7%) Value
Information Technology (7.6%) - continued
58,570 Trade Desk, Inc.
h
$ 4,530,975
265,096 TTM Technologies, Inc.
h
3,790,873
2,226 Tyler Technologies, Inc.
h
1,006,976
11,511 Unisys Corporation
h
291,343
13,194 VeriSign, Inc.
h
3,004,142
3,709 Vertex, Inc.
h
81,375
3,670 ViaSat, Inc.
g,h
182,913
19,795 Visa, Inc. 4,628,467
7,554 VMware, Inc.
g,h
1,208,413
16,561 Western Digital Corporation
h
1,178,646
63,229 Workiva, Inc.
h
7,039,285
49,866 Xerox Holdings Corporation 1,171,352
11,345 Zscaler, Inc.
h
2,451,201
Total 870,763,811
Materials (0.9%)
168 AdvanSix, Inc.
h
5,016
38,074 Allegheny Technologies, Inc.
h
793,843
51,026 AptarGroup, Inc. 7,186,502
42,345 Ashland Global Holdings, Inc. 3,705,188
10,384 Avery Dennison Corporation 2,183,132
83,056 Axalta Coating Systems, Ltd.
h
2,532,377
1,221 Balchem Corporation 160,268
20,656 Ball Corporation 1,673,549
4,243 Cabot Corporation 241,554
65,789 Carpenter Technology Corporation 2,646,034
4,943 Celanese Corporation 749,359
76,133 CF Industries Holdings, Inc. 3,917,043
31,492 Chemours Company 1,095,922
50,027 Cleveland-Cliffs, Inc.
g,h
1,078,582
1,143 DMC Global, Inc.
h
64,248
68,783 Eastman Chemical Company 8,030,415
31,229 Ecolab, Inc. 6,432,237
114,773 Element Solutions, Inc. 2,683,393
90,800 Ferroglobe Representation &
Warranty Insurance Trust
e,h
9
6,485 FMC Corporation 701,677
115,600 Graphic Packaging Holding
Company 2,096,984
12,621 Ingevity Corporation
h
1,026,845
57,687 Innospec, Inc. 5,227,019
235,035 Ivanhoe Mines, Ltd.
h
1,696,969
38,458 Kaiser Aluminum Corporation 4,749,178
3,102 Koppers Holdings, Inc.
h
100,350
13,818 LyondellBasell Industries NV 1,421,458
27,009 Martin Marietta Materials, Inc. 9,502,036
12,209 Materion Corporation 919,948
18,756 Minerals Technologies, Inc. 1,475,535
55,271 Myers Industries, Inc. 1,160,691
24,631 Neenah, Inc. 1,235,737
367 NewMarket Corporation 118,167
28,759 Nucor Corporation 2,758,851
27,117 Olin Corporation 1,254,432
462 Olympic Steel, Inc. 13,578
527 PPG Industries, Inc. 89,469
28,976 Quaker Chemical Corporation 6,872,817
1,658 Reliance Steel & Aluminum
Company 250,192
7,444 RPM International, Inc. 660,134
32,997 Ryerson Holding Corporation
h
481,756
25,010 Sensient Technologies Corporation 2,164,866
10,320 Sonoco Products Company 690,408
47,426 Steel Dynamics, Inc. 2,826,590
28,906 SunCoke Energy, Inc. 206,389
30,869 UFP Technologies, Inc.
h
1,772,498
Shares Common Stock (29.7%) Value
Materials (0.9%) - continued
15,127 United States Lime & Minerals, Inc. $ 2,104,014
15,062 United States Steel Corporation
g
361,488
Total 99,118,747
Real Estate (1.4%)
101,988 Agree Realty Corporation 7,189,134
8,216 Alector, Inc.
h
171,139
8,913 Alexandria Real Estate Equities,
Inc. 1,621,631
88,531 American Campus Communities,
Inc. 4,136,168
6,367 Apartment Income REIT
Corporation 301,987
17,478 Armada Hoffler Properties, Inc. 232,283
8,847 AvalonBay Communities, Inc. 1,846,280
1,456 Bluegreen Vacations Holding
Corporations
h
26,208
63,971 Camden Property Trust 8,487,033
49,360 CareTrust REIT, Inc. 1,146,633
75,214 CBRE Group, Inc.
h
6,448,096
15,676 Cedar Realty Trust, Inc. 263,984
544 Centerspace 42,922
19,646 Colliers International Group, Inc. 2,199,959
9,195 Community Healthcare Trust, Inc. 436,395
9,831 Corepoint Lodging, Inc.
h
105,192
56,640 CoStar Group, Inc.
h
4,690,925
79,090 CubeSmart 3,663,449
123,193 Cushman and Wakefield plc
h
2,152,182
8,728 Digital Realty Trust, Inc. 1,313,215
18,708 Diversified Healthcare Trust 78,199
28,613 Duke Realty Corporation 1,354,825
18,519 EastGroup Properties, Inc. 3,045,450
71,908 EPR Properties
h
3,788,113
255,026 Essential Properties Realty Trust,
Inc. 6,895,903
2,849 Essex Property Trust, Inc. 854,728
13,680 Extra Space Storage, Inc. 2,241,058
19,685 Farmland Partners, Inc. 237,204
128,125 First Industrial Realty Trust, Inc. 6,691,969
19,670 FirstService Corporation 3,368,684
114,835 Four Corners Property Trust, Inc. 3,170,594
20,052 Getty Realty Corporation 624,620
9,113 Gladstone Commercial
Corporation 205,589
40,676 Gladstone Land Corporation 978,665
18,595 Healthcare Realty Trust, Inc. 561,569
52,885 Healthcare Trust of America, Inc. 1,412,029
2,293 Highwoods Properties, Inc. 103,575
181,825 Host Hotels and Resorts, Inc.
h
3,107,389
79,062 Independence Realty Trust, Inc. 1,441,300
43,178 Industrial Logistics Properties Trust 1,128,673
15,852 Innovative Industrial Properties,
Inc. 3,028,049
6,482 Iron Mountain, Inc. 274,318
9,087 Jones Lang LaSalle, Inc.
h
1,776,145
47,945 Kilroy Realty Corporation 3,338,890
18,342 Life Storage, Inc. 1,969,014
115,880 Medical Properties Trust, Inc. 2,329,188
288,289 MGIC Investment Corporation 3,920,730
67,115 National Retail Properties, Inc. 3,146,351
221,758 National Storage Affiliates Trust 11,212,084
223,820 New Residential Investment
Corporation 2,370,254
30,520 NexPoint Residential Trust, Inc. 1,677,990
16,662 Omega Healthcare Investors, Inc. 604,664

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (29.7%) Value
Real Estate (1.4%) - continued
13,998 One Liberty Properties, Inc. $ 397,403
28,081 Preferred Apartment Communities,
Inc. 273,790
18,158 Public Storage, Inc. 5,459,929
22,601 Rayonier, Inc. REIT 812,054
42,366 Realty Income Corporation 2,827,507
5,519 Redfin Corporation
h
349,960
161,455 Rexford Industrial Realty, Inc. 9,194,862
2,467 RMR Group, Inc. 95,325
53,899 Sabra Health Care REIT, Inc. 980,962
11,448 SBA Communications Corporation 3,648,478
222,109 Service Properties Trust 2,798,573
38,002 Spirit Realty Capital, Inc. 1,818,016
44,315 STAG Industrial, Inc. 1,658,710
49,083 Store Capital Corporation 1,693,854
152,241 Sunstone Hotel Investors, Inc.
h
1,890,833
73,001 UDR, Inc. 3,575,589
10,443 UMH Properties, Inc. 227,866
232 Universal Health Realty Income
Trust 14,280
6,422 WP Carey, Inc. 479,210
Total 161,609,829
Utilities (0.3%)
27,505 AES Corporation 717,055
2,798 ALLETE, Inc. 195,804
34,250 Alliant Energy Corporation 1,909,780
29,354 American Electric Power
Company, Inc. 2,483,055
6,515 American States Water Company 518,333
20,474 Artesian Resources Corporation 752,829
15,103 Atmos Energy Corporation 1,451,549
17,634 Black Hills Corporation 1,157,319
70,096 CenterPoint Energy, Inc. 1,718,754
1,860 Chesapeake Utilities Corporation 223,814
18,105 Consolidated Water Company,
Ltd. 212,372
5,429 DTE Energy Company 703,598
32,166 Duke Energy Corporation 3,175,428
36,951 Entergy Corporation 3,684,015
11,883 Evergy, Inc. 718,090
46,286 Exelon Corporation 2,050,933
53,615 FirstEnergy Corporation 1,995,014
6,100 IDACORP, Inc. 594,750
31,332 MDU Resources Group, Inc. 981,945
4,010 National Fuel Gas Company 209,523
1,516 NiSource, Inc. 37,142
718 Northwest Natural Holding
Company 37,709
12,427 NorthWestern Corporation 748,354
59,053 OGE Energy Corporation 1,987,133
10,406 Otter Tail Corporation 507,917
3,251 Pinnacle West Capital Corporation 266,484
27,963 Portland General Electric
Company 1,288,535
2,187 PPL Corporation 61,170
4,078 Southwest Gas Holdings, Inc. 269,923
22,700 Spire, Inc. 1,640,529
33,386 UGI Corporation 1,546,106
954 Unitil Corporation 50,533
2,083 Vistra Energy Corporation 38,640
Shares Common Stock (29.7%) Value
Utilities (0.3%) - continued
15,596 WEC Energy Group, Inc. $ 1,387,264
Total 35,321,399
Total Common Stock
(cost $2,128,895,287) 3,411,795,039
Principal
Amount Long-Term Fixed Income ( 22.7% ) Value
Asset-Backed Securities (1.6%)
510 Asset Backed 2021-NPL1
Trust
$ 2,500,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
e,i,j
2,500,000
522 Funding CLO, Ltd.
3,000,000
1.788%,  (LIBOR 3M +
1.600%), 4/20/2030, Ser.
2019-4A, Class BR
b,i
2,994,675
Access Group, Inc.
292,964
0.592%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,i
290,324
Aimco CLO 10, Ltd.
3,100,000
1.504%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,i
3,100,236
Aimco CLO 11, Ltd.
4,600,000
1.564%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
b,i
4,608,372
Arch Street CLO, Ltd.
1,650,000
2.488%,  (LIBOR 3M +
2.300%), 10/20/2028, Ser.
2016-2A, Class CR2
b,i
1,650,035
1,650,000
3.638%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,i
1,650,021
Ares CLO, Ltd.
4,250,000
1.590%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,i
4,250,370
Ares XXXIIR CLO, Ltd.
2,750,000
1.096%,  (LIBOR 3M +
0.940%), 5/15/2030, Ser.
2014-32RA, Class A1A
b,i
2,747,277
3,450,000
2.156%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,i
3,450,693
Buttermilk Park CLO, Ltd.
7,100,000
1.584%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,i
7,100,483
Carlyle Global Market Strategies
CLO, Ltd.
4,650,000
1.634%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,i
4,650,219
CarVal CLO II, Ltd.
2,775,000
1.688%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,i
2,773,440
1,600,000
2.188%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,i
1,596,117

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.7%) Value
Asset-Backed Securities (1.6%) - continued
CBAM, Ltd.
$ 4,500,000
1.464%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,i
$ 4,500,103
Cent CLO, LP
1,025,000
2.476%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,i
1,025,155
CIFC Funding, Ltd.
1,625,000
1.788%,  (LIBOR 3M +
1.600%), 10/20/2031, Ser.
2020-3A, Class A2
b,i
1,627,212
Colony American Finance Trust
4,337,615
2.835%,  6/15/2052, Ser.
2019-2, Class A
i
4,554,019
Commonbond Student Loan Trust
492,679
0.592%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,i
489,425
CoreVest American Finance Trust
4,535,162
2.705%,  10/15/2052, Ser.
2019-3, Class A
i
4,745,892
Countrywide Asset-Backed
Certificates
45
5.530%,  4/25/2047, Ser.
2007-4, Class A2
b
0
Dryden 36 Senior Loan Fund
2,325,000
2.234%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,i
2,325,163
Dryden Senior Loan Fund
3,950,000
1.590%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,i
3,950,363
Earnest Student Loan Program
2016-D, LLC
321,097
2.720%,  1/25/2041, Ser.
2016-D, Class A2
i
321,650
ECMC Group Student Loan Trust
2,736,977
1.242%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
b,i
2,764,074
Flatiron CLO, Ltd.
1,625,000
1.905%,  (LIBOR 3M +
1.750%), 11/20/2033, Ser.
2020-1A, Class B
b,i
1,627,026
Galaxy XIX CLO, Ltd.
2,175,000
2.026%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,i
2,175,065
Galaxy XX CLO, Ltd.
4,500,000
1.188%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,i
4,494,505
Golub Capital Partners, Ltd.
2,500,000
1.368%,  (LIBOR 3M +
1.180%), 1/20/2031, Ser.
2015-22A, Class AR
b,i
2,494,658
3,683,000
1.388%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,i
3,676,172
Principal
Amount Long-Term Fixed Income (22.7%) Value
Asset-Backed Securities (1.6%) - continued
Goodgreen
$ 3,242,000
3.860%,  10/15/2054, Ser.
2019-1A, Class A
i
$ 3,438,619
Home Partners of America Trust
5,189,569
2.908%,  9/17/2039, Ser.
2019-1, Class A
i
5,317,152
5,093,837
2.703%,  10/19/2039, Ser.
2019-2, Class A
i
5,292,686
Laurel Road Prime Student Loan
Trust
650,936
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
i
660,235
2,230,804
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,i
2,309,244
Longfellow Place CLO, Ltd.
5,200,000
1.934%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,i
5,199,979
1,300,000
2.484%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,i
1,300,108
Madison Park Funding XIV, Ltd.
3,125,000
1.584%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,i
3,125,144
Madison Park Funding, Ltd.
2,700,000
2.288%,  (LIBOR 3M +
2.100%), 1/20/2029, Ser.
2012-10A, Class CR3
b,i
2,701,976
Magnetite XII, Ltd.
4,425,000
1.284%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,i
4,425,177
Mercury Financial Credit Card
Master Trust
2,300,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
i
2,306,946
Mountain View CLO, Ltd.
3,175,000
1.304%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,i
3,174,689
MRA Issuance Trust
5,675,000
1.423%,  (LIBOR 1M +
1.350%), 7/15/2021, Ser.
2020-12, Class A1X
b,i
5,675,340
2,700,000
1.842%,  (LIBOR 1M +
1.750%), 2/16/2022, Ser.
2021-EBO4, Class A1X
b,i
2,700,337
National Collegiate Trust
1,308,158
0.387%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,i
1,285,069
Neuberger Berman CLO, Ltd.
1,350,000
1.214%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,i
1,349,353
Octagon Investment Partners 32,
Ltd.
3,400,000
2.234%,  (LIBOR 3M +
2.050%), 7/15/2029, Ser.
2017-1A, Class CR
b,i
3,400,054

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.7%) Value
Asset-Backed Securities (1.6%) - continued
Octagon Investment Partners XVI,
Ltd.
$ 750,000
1.590%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,i
$ 750,061
OZLM IX, Ltd.
1,650,000
1.738%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,i
1,650,307
OZLM VIII, Ltd.
1,289,848
1.360%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,i
1,289,922
Palmer Square Loan Funding, Ltd.
2,200,000
1.838%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,i
2,200,286
Progress Residential Trust
1,600,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
i
1,605,819
4,750,000
1.855%,  7/17/2038, Ser.
2021-SFR6, Class C
d,e,i
4,767,627
Saxon Asset Securities Trust
1,204,048
4.201%,  8/25/2035, Ser.
2004-2, Class MF2
b
1,194,319
Shackleton 2015-VII-R CLO, Ltd.
3,500,000
1.326%,  (LIBOR 3M +
1.150%), 7/15/2031, Ser.
2015-7RA, Class AR
b,i
3,500,137
SLM Student Loan Trust
1,154,383
0.492%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
1,135,343
Sound Point CLO XIV, Ltd.
3,400,000
2.223%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,i
3,389,038
Sound Point CLO XV, Ltd.
3,400,000
2.223%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,i
3,400,088
Sound Point CLO XXI, Ltd.
2,000,000
1.626%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,i
2,000,180
THL Credit Wind River CLO, Ltd.
1,225,000
1.618%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
b,i
1,228,690
Toorak Mortgage Corporation, Ltd.
2,500,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
i,j
2,501,314
U.S. Small Business Administration
122,942
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 126,740
Upstart Securitization Trust
1,573,040
1.702%,  11/20/2030, Ser.
2020-3, Class A
i
1,582,234
VCAT Asset Securitization, LLC
1,450,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
i,j
1,449,078
Principal
Amount Long-Term Fixed Income (22.7%) Value
Asset-Backed Securities (1.6%) - continued
Voya CLO, Ltd.
$ 2,096,725
1.384%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,i
$ 2,096,115
Whitebox CLO II, Ltd.
1,900,000
2.426%,  (LIBOR 3M +
2.250%), 10/24/2031, Ser.
2020-2A, Class B
b,i
1,902,012
Wind River CLO, Ltd.
2,000,000
1.719%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,i
2,000,620
1,650,000
2.119%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,i
1,650,510
Total 179,215,292
Basic Materials (0.2%)
Air Products and Chemicals, Inc.
1,500,000 2.700%,  5/15/2040 1,521,256
Alcoa Nederland Holding BV
755,000 5.500%,  12/15/2027
i
819,024
Anglo American Capital plc
273,000 4.875%,  5/14/2025
i
309,012
BWAY Holding Company
410,000 5.500%,  4/15/2024
i
414,100
Chemours Company
510,000 5.750%,  11/15/2028
i
545,583
Cleveland-Cliffs, Inc.
450,000 5.875%,  6/1/2027 473,063
290,000 4.625%,  3/1/2029
g,i
305,158
290,000 4.875%,  3/1/2031
i
304,500
Consolidated Energy Finance SA
510,000 6.875%,  6/15/2025
i
519,522
Dow Chemical Company
650,000 4.800%,  11/30/2028 778,235
DowDuPont, Inc.
575,000 4.493%,  11/15/2025 653,864
First Quantum Minerals, Ltd.
950,000 7.500%,  4/1/2025
i
985,625
Freeport-McMoRan, Inc.
660,000 4.125%,  3/1/2028 688,875
710,000 4.250%,  3/1/2030 760,588
Glencore Funding, LLC
217,000 4.125%,  5/30/2023
i
230,809
1,343,000 4.000%,  3/27/2027
i
1,488,518
Hecla Mining Company
220,000 7.250%,  2/15/2028 240,350
Hudbay Minerals, Inc.
510,000 4.500%,  4/1/2026
i
511,913
Ingevity Corporation
770,000 3.875%,  11/1/2028
i
764,225
International Paper Company
1,004,000 4.350%,  8/15/2048
g
1,242,019
Kinross Gold Corporation
770,000 5.950%,  3/15/2024 861,291
360,000 4.500%,  7/15/2027 411,164
Kraton Polymers, LLC
680,000 4.250%,  12/15/2025
i
693,600

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.7%) Value
Basic Materials (0.2%) - continued
Mercer International, Inc.
$ 500,000 5.125%,  2/1/2029
g,i
$ 514,500
Novelis Corporation
485,000 5.875%,  9/30/2026
i
504,523
290,000 4.750%,  1/30/2030
i
304,500
OCI NV
788,000 4.625%,  10/15/2025
i
821,738
Olin Corporation
765,000 5.125%,  9/15/2027 795,600
SCIH Salt Holdings, Inc.
485,000 4.875%,  5/1/2028
i
484,942
Steel Dynamics, Inc.
480,000 1.650%,  10/15/2027 478,390
Syngenta Finance NV
459,000 5.182%,  4/24/2028
i
524,545
Teck Resources, Ltd.
1,267,000 6.125%,  10/1/2035 1,631,167
United States Steel Corporation
630,000 6.875%,  3/1/2029 674,100
Vale Overseas, Ltd.
514,000 6.875%,  11/21/2036 704,545
Venator Finance SARL
520,000 5.750%,  7/15/2025
i
510,900
Total 23,471,744
Capital Goods (0.4%)
AECOM
860,000 5.125%,  3/15/2027 959,225
Amsted Industries, Inc.
570,000 5.625%,  7/1/2027
i
600,637
Ardagh Packaging Finance plc
499,000 6.000%,  2/15/2025
i
514,718
500,000 5.250%,  8/15/2027
i
510,000
BAE Systems plc
1,850,000 1.900%,  2/15/2031
i
1,782,910
Boeing Company
1,280,000 5.930%,  5/1/2060 1,767,499
895,000 5.040%,  5/1/2027 1,032,676
712,000 5.150%,  5/1/2030 843,118
1,475,000 5.705%,  5/1/2040 1,899,627
Bombardier, Inc.
495,000 7.500%,  3/15/2025
i
509,033
150,000 7.125%,  6/15/2026
i
157,050
495,000 7.875%,  4/15/2027
i
513,563
Brand Industrial Services, Inc.
255,000 8.500%,  7/15/2025
i
259,266
BWAY Holding Company
515,000 7.250%,  4/15/2025
i
504,700
Carrier Global Corporation
720,000 3.577%,  4/5/2050 763,536
1,050,000 2.700%,  2/15/2031 1,081,096
Cintas Corporation No. 2
1,125,000 3.700%,  4/1/2027 1,260,525
CNH Industrial NV
915,000 3.850%,  11/15/2027 1,013,082
Cornerstone Building Brands, Inc.
695,000 6.125%,  1/15/2029
i
745,388
Covanta Holding Corporation
510,000 6.000%,  1/1/2027 530,400
Principal
Amount Long-Term Fixed Income (22.7%) Value
Capital Goods (0.4%) - continued
$ 130,000 5.000%,  9/1/2030 $ 136,500
CP Atlas Buyer, Inc.
465,000 7.000%,  12/1/2028
i
481,856
Crown Cork & Seal Company, Inc.
780,000 7.375%,  12/15/2026 955,500
Emerson Electric Company
1,500,000 1.800%,  10/15/2027 1,536,928
GFL Environmental, Inc.
180,000 4.000%,  8/1/2028
i
177,813
515,000 3.500%,  9/1/2028
i
513,713
H&E Equipment Services, Inc.
570,000 3.875%,  12/15/2028
i
560,880
Howmet Aerospace, Inc.
660,000 6.875%,  5/1/2025 768,227
Ingersoll-Rand Luxembourg
Finance SA
775,000 3.500%,  3/21/2026 848,195
Jeld-Wen, Inc.
650,000 4.625%,  12/15/2025
i
662,194
L3Harris Technologies, Inc.
2,150,000 3.950%,  5/28/2024 2,329,561
Lockheed Martin Corporation
544,000 4.500%,  5/15/2036 680,587
374,000 6.150%,  9/1/2036 537,570
Meritor, Inc.
360,000 4.500%,  12/15/2028
i
364,950
NESCO Holdings II, Inc.
170,000 5.500%,  4/15/2029
i
177,438
Northrop Grumman Corporation
2,575,000 3.850%,  4/15/2045 2,960,717
Owens-Brockway Glass Container,
Inc.
460,000 5.875%,  8/15/2023
i
496,050
Raytheon Technologies
Corporation
720,000 4.125%,  11/16/2028 828,403
Republic Services, Inc.
1,100,000 2.900%,  7/1/2026 1,178,023
Roper Technologies, Inc.
668,000 4.200%,  9/15/2028 768,188
945,000 1.750%,  2/15/2031 908,088
SRM Escrow Issuer, LLC
785,000 6.000%,  11/1/2028
i
832,100
Standard Industries, Inc.
720,000 4.375%,  7/15/2030
i
742,500
Textron, Inc.
1,010,000 3.375%,  3/1/2028 1,093,027
Titan Acquisition, Ltd.
220,000 7.750%,  4/15/2026
i
227,975
TransDigm, Inc.
500,000 6.250%,  3/15/2026
i
527,500
1,410,000 5.500%,  11/15/2027 1,469,925
140,000 4.625%,  1/15/2029
i
140,049
United Rentals North America, Inc.
525,000 4.875%,  1/15/2028 556,763
430,000 4.000%,  7/15/2030 442,900
United Technologies Corporation
900,000 4.450%,  11/16/2038 1,089,011
1,200,000 3.750%,  11/1/2046 1,352,698

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.7%) Value
Capital Goods (0.4%) - continued
Waste Pro USA, Inc.
$ 255,000 5.500%,  2/15/2026
i
$ 263,224
WESCO Distribution, Inc.
560,000 7.250%,  6/15/2028
i
623,756
Total 44,480,858
Collateralized Mortgage Obligations (1.1%)
Alternative Loan Trust
650,658
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 518,755
AMSR Trust
4,500,000
1.877%,  8/17/2026, Ser.
2021-SFR2, Class C
d,e,i
4,500,000
Bellemeade Re, Ltd.
634,720
1.692%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,i
635,128
1,152,833
1.192%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,i
1,154,289
2,750,000
1.768%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,i
2,767,647
BRAVO Residential Funding Trust
256,154
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
i
262,470
Business Jet Securities, LLC
2,321,267
2.981%,  11/15/2035, Ser.
2020-1A, Class A
i
2,363,184
Citicorp Mortgage Securities, Inc.
2,280,279
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 2,260,887
Countrywide Alternative Loan Trust
751,671
2.745%,  10/25/2035, Ser.
2005-43, Class 4A1
b
713,331
1,851,409
7.000%,  10/25/2037, Ser.
2007-24, Class A10 963,868
Countrywide Home Loans, Inc.
422,535
5.750%,  4/25/2037, Ser.
2007-3, Class A27 303,927
Credit Suisse Mortgage Trust
548,358
3.453%,  3/25/2026, Ser.
2020-BPL2, Class A1
i
547,685
3,046,642
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,i
3,169,278
7,541,365
3.454%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,i
7,621,291
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
164,762
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 146,393
Federal Home Loan Mortgage
Corporation - REMIC
32,808,207
2.000%,  11/25/2050, Ser.
5038, Class NI
k
4,006,870
1,323,670
4.000%,  7/15/2031, Ser.
4104, Class KI
k
61,488
1,826,057
3.000%,  2/15/2033, Ser.
4170, Class IG
k
177,461
3,250,613
3.000%,  3/15/2033, Ser.
4180, Class PI
k
352,434
Principal
Amount Long-Term Fixed Income (22.7%) Value
Collateralized Mortgage Obligations (1.1%) -
continued
Federal National Mortgage
Association
$ 43,272,122
1.500%,  11/25/2035, Ser.
2020-99, Class IG
k
$ 2,378,383
Federal National Mortgage
Association - REMIC
5,350,141
3.000%,  12/25/2027, Ser.
2012-137, Class AI
k
295,995
Foundation Finance Trust
2,704,178
1.270%,  5/15/2041, Ser.
2021-1A, Class A
i
2,707,463
FWD Securitization Trust
2,299,262
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,i
2,350,672
Galton Funding Mortgage Trust
2018-2
304,867
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,i
305,958
Genworth Mortgage Insurance
Corporation
3,250,000
2.142%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,i
3,263,243
GS Mortgage-Backed Securities
Trust
599,306
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,i
607,608
J.P. Morgan Alternative Loan Trust
966,710
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 775,772
Legacy Mortgage Asset Trust
655,413
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
i,j
659,658
LHOME Mortgage Trust
2,900,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,i
2,895,497
MASTR Alternative Loans Trust
1,222,132
0.542%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
168,979
Merrill Lynch Alternative Note
Asset Trust
399,964
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 250,925
MRA Issuance Trust
2,100,000
1.842%,  (LIBOR 1M +
1.750%), 10/8/2021, Ser.
2021-EBO1, Class A1X
b,i
2,099,749
5,750,000
1.260%,  (LIBOR 1M +
1.150%), 10/15/2021, Ser.
2021-8, Class A1X
b,i
5,750,101
New York Mortgage Trust
3,000,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
i,j
2,996,551
2,659,808
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,i
2,675,357
Oak Street Investment
2,276,603
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
i
2,309,595

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.7%) Value
Collateralized Mortgage Obligations (1.1%) -
continued
Oaktown Re, Ltd.
$ 3,100,000
1.668%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,i
$ 3,109,489
Palmer Square Loan Funding, Ltd.
3,500,000
1.528%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
b,d,i
3,500,000
Preston Ridge Partners Mortgage
Trust, LLC
2,482,101
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,i
2,495,301
3,596,637
2.857%,  9/25/2025, Ser.
2020-3, Class A1
i,j
3,615,734
2,738,678
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,i
2,743,626
Pretium Mortgage Credit Partners,
LLC
1,785,013
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
i,j
1,784,618
RCO Mortgage, LLC
4,145,173
3.475%,  11/25/2024, Ser.
2019-2, Class A1
i,j
4,154,684
Renaissance Home Equity Loan
Trust
3,378,280
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
j
1,751,184
Residential Accredit Loans, Inc.
Trust
1,122,254
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 1,107,356
Sequoia Mortgage Trust
945,532
2.862%,  9/20/2046, Ser.
2007-1, Class 4A1
b
731,355
Silver Hill Trust
1,225,604
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,i
1,255,052
Starwood Mortgage Residential
Trust
599,514
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,i
606,867
Toorak Mortgage Corporation
8,500,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 8,604,708
1,750,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
i,j
1,759,177
Toorak Mortgage Corporation, Ltd.
1,702,825
4.458%,  3/25/2022, Ser.
2019-1, Class A1
i,j
1,710,418
Vericrest Opportunity Loan
Transferee
2,056,054
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
i,j
2,053,702
1,351,861
2.240%,  2/27/2051, Ser.
2021-NPL3, Class A1
i,j
1,353,189
1,925,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
i,j
1,916,006
1,700,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
i,j
1,695,939
2,330,794
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
i,j
2,332,029
1,800,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
i,j
1,798,167
Principal
Amount Long-Term Fixed Income (22.7%) Value
Collateralized Mortgage Obligations (1.1%) -
continued
$ 1,800,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
i,j
$ 1,796,452
1,536,608
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
i,j
1,540,256
1,100,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
i,j
1,099,397
1,900,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
i,j
1,898,469
Verus Securitization Trust
2,102,206
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,i
2,137,264
2,085,722
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,i
2,125,201
1,299,569
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
b,i
1,315,967
4,121,287
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,i
4,188,068
WaMu Mortgage Pass Through
Certificates
100,601
3.025%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
99,309
402,670
3.048%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
404,355
Total 131,701,231
Commercial Mortgage-Backed Securities (0.2%)
AMSR Trust
3,400,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,i
3,422,464
1,400,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,i
1,408,227
BBCMS Mortgage Trust
18,953,306
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,k
2,540,732
BFLD Trust
3,000,000
1.223%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
b,i
3,018,659
1,100,000
1.773%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,i
1,108,274
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
11,498,553
2.080%,  1/25/2031, Ser.
KLU3, Class X1
b,k,l
1,605,915
930,068
3.000%,  3/15/2045, Ser.
4741, Class GA 957,879
GS Mortgage Securities Trust
6,562,862
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 6,963,043
Morgan Stanley Capital I Trust
19,955,583
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,k
2,745,613
Total 23,770,806
Communications Services (0.7%)
Altice France SA
265,000 8.125%,  2/1/2027
i
288,717
525,000 5.125%,  7/15/2029
i
527,573

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.7%) Value
Communications Services (0.7%) - continued
AMC Networks, Inc.
$ 640,000 4.250%,  2/15/2029 $ 645,600
American Tower Corporation
900,000 2.900%,  1/15/2030 946,980
1,500,000 2.100%,  6/15/2030 1,475,087
AT&T, Inc.
1,532,000 3.500%,  9/15/2053
i
1,539,155
1,500,000 2.300%,  6/1/2027 1,551,454
825,000 4.350%,  3/1/2029 955,232
1,475,000 5.250%,  3/1/2037 1,858,175
1,460,000 4.900%,  8/15/2037 1,798,990
575,000 5.550%,  8/15/2041 758,181
CCO Holdings, LLC
900,000 5.125%,  5/1/2027
i
944,010
750,000 4.750%,  3/1/2030
i
793,125
CCOH Safari, LLC
647,000 5.750%,  2/15/2026
i
668,713
Cengage Learning, Inc.
745,000 9.500%,  6/15/2024
i
762,694
Charter Communications
Operating, LLC
700,000 4.500%,  2/1/2024 762,419
1,000,000 4.200%,  3/15/2028 1,131,678
1,400,000 3.500%,  6/1/2041 1,409,478
1,425,000 6.484%,  10/23/2045 1,962,484
Clear Channel Worldwide
Holdings, Inc.
640,000 7.750%,  4/15/2028
i
670,413
Comcast Corporation
800,000 4.049%,  11/1/2052 952,214
900,000 3.950%,  10/15/2025 1,008,432
1,500,000 4.250%,  10/15/2030 1,764,207
640,000 4.400%,  8/15/2035 771,257
1,305,000 4.750%,  3/1/2044 1,661,499
550,000 4.600%,  8/15/2045 690,390
Consolidated Communications,
Inc.
290,000 5.000%,  10/1/2028
i
293,988
Cox Communications, Inc.
1,065,000 3.350%,  9/15/2026
i
1,156,491
Crown Castle International
Corporation
1,121,000 3.200%,  9/1/2024 1,197,260
CSC Holdings, LLC
1,280,000 5.375%,  2/1/2028
i
1,354,176
Cumulus Media New Holdings,
Inc.
480,000 6.750%,  7/1/2026
g,i
502,200
Discovery Communications, LLC
1,850,000 4.900%,  3/11/2026 2,108,593
DISH DBS Corporation
450,000 7.375%,  7/1/2028 484,259
Entercom Media Corporation
470,000 6.500%,  5/1/2027
i
488,800
Fox Corporation
900,000 3.500%,  4/8/2030
g
991,662
Front Range BidCo, Inc.
660,000 4.000%,  3/1/2027
i
655,459
465,000 6.125%,  3/1/2028
i
474,881
Frontier Communications
Corporation
410,000 5.875%,  10/15/2027
i
439,213
Principal
Amount Long-Term Fixed Income (22.7%) Value
Communications Services (0.7%) - continued
GCI, LLC
$ 520,000 4.750%,  10/15/2028
i
$ 532,220
Hughes Satellite Systems
Corporation
270,000 6.625%,  8/1/2026 302,738
iHeartCommunications, Inc.
520,000 4.750%,  1/15/2028
i
534,950
LCPR Senior Secured Financing
DAC
450,000 6.750%,  10/15/2027
i
484,965
Level 3 Financing, Inc.
910,000 4.625%,  9/15/2027
i
944,507
780,000 4.250%,  7/1/2028
i
791,513
Ligado Networks, LLC
275,641
0.000%,PIK 15.500%,
11/1/2023
f,i
271,627
NBN Company, Ltd.
1,050,000 2.625%,  5/5/2031
i
1,075,547
Netflix, Inc.
1,340,000 4.875%,  4/15/2028 1,557,750
500,000 4.875%,  6/15/2030
i
594,650
Nexstar Escrow Corporation
750,000 5.625%,  7/15/2027
i
795,000
Omnicom Group, Inc.
750,000 3.600%,  4/15/2026 828,715
435,000 4.200%,  6/1/2030 502,184
Radiate Holdco, LLC
285,000 6.500%,  9/15/2028
i
299,435
Scripps Escrow II, Inc.
260,000 5.375%,  1/15/2031
i
259,178
Scripps Escrow, Inc.
340,000 5.875%,  7/15/2027
i
352,019
SFR Group SA
465,000 7.375%,  5/1/2026
i
483,567
Sinclair Television Group, Inc.
780,000 5.500%,  3/1/2030
i
795,280
Sirius XM Radio, Inc.
685,000 5.000%,  8/1/2027
i
717,709
365,000 4.000%,  7/15/2028
i
375,950
Sprint Capital Corporation
760,000 6.875%,  11/15/2028 974,700
555,000 8.750%,  3/15/2032 843,600
Sprint Corporation
1,680,000 7.625%,  2/15/2025 1,996,058
Terrier Media Buyer, Inc.
385,000 8.875%,  12/15/2027
i
416,281
T-Mobile USA, Inc.
720,000 3.750%,  4/15/2027 795,600
1,375,000 2.550%,  2/15/2031 1,390,400
1,100,000 4.375%,  4/15/2040 1,289,530
United States Cellular Corporation
460,000 6.700%,  12/15/2033 563,500
Uniti Group, LP
165,000 4.750%,  4/15/2028
i
164,588
255,000 6.500%,  2/15/2029
i
255,638
Univision Communications, Inc.
910,000 6.625%,  6/1/2027
i
986,031
VeriSign, Inc.
400,000 4.750%,  7/15/2027 424,500

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.7%) Value
Communications Services (0.7%) - continued
Verizon Communications, Inc.
$ 720,000 3.700%,  3/22/2061 $ 771,162
480,000 2.100%,  3/22/2028 490,039
3,065,000 4.272%,  1/15/2036 3,646,814
1,750,000 2.650%,  11/20/2040 1,684,055
Viacom, Inc.
1,140,000 5.850%,  9/1/2043 1,561,932
Viasat, Inc.
740,000 5.625%,  9/15/2025
i
754,060
Vodafone Group plc
700,000 4.875%,  6/19/2049 882,878
VTR Finance NV
350,000 6.375%,  7/15/2028
i
371,000
Walt Disney Company
1,400,000 2.200%,  1/13/2028 1,450,998
1,000,000 2.650%,  1/13/2031 1,049,593
1,700,000 3.500%,  5/13/2040 1,895,330
Ziggo BV
732,000 5.500%,  1/15/2027
i
760,548
250,000 4.875%,  1/15/2030
i
256,250
Total 76,619,728
Consumer Cyclical (0.7%)
1011778 B.C., ULC
780,000 4.375%,  1/15/2028
i
790,725
Allied Universal Finance
Corporation
355,000 4.625%,  6/1/2028
i
356,282
Allied Universal Holdco, LLC
285,000 6.625%,  7/15/2026
i
302,166
405,000 4.625%,  6/1/2028
i
405,317
295,000 6.000%,  6/1/2029
i
299,068
Allison Transmission, Inc
740,000 3.750%,  1/30/2031
i
727,324
Amazon.com, Inc.
1,525,000 3.100%,  5/12/2051 1,601,910
521,000 3.875%,  8/22/2037 621,267
1,122,000 4.050%,  8/22/2047 1,368,664
American Axle & Manufacturing,
Inc.
820,000 6.500%,  4/1/2027 869,200
American Honda Finance
Corporation
200,000 2.150%,  9/10/2024 208,937
Boyd Gaming Corporation
490,000 4.750%,  6/15/2031
i
508,375
Boyne USA, Inc.
380,000 4.750%,  5/15/2029
i
392,057
Brookfield Residential Properties,
Inc.
525,000 6.250%,  9/15/2027
i
554,531
560,000 5.000%,  6/15/2029
i
564,200
Caesars Entertainment, Inc.
170,000 8.125%,  7/1/2027
i
189,074
Carnival Corporation
550,000 11.500%,  4/1/2023
i
618,970
180,000 7.625%,  3/1/2026
i
195,525
745,000 5.750%,  3/1/2027
i
780,387
Cedar Fair, LP
720,000 5.250%,  7/15/2029 741,600
Principal
Amount Long-Term Fixed Income (22.7%) Value
Consumer Cyclical (0.7%) - continued
Churchill Downs, Inc.
$ 325,000 4.750%,  1/15/2028
i
$ 336,281
Cinemark USA, Inc.
600,000 5.875%,  3/15/2026
g,i
627,870
Clarios Global, LP
255,000 8.500%,  5/15/2027
i
278,001
Colt Merger Sub, Inc.
1,180,000 6.250%,  7/1/2025
i
1,250,800
CVS Health Corporation
1,500,000 3.625%,  4/1/2027 1,662,232
D.R. Horton, Inc.
700,000 2.600%,  10/15/2025 737,616
Dana, Inc.
590,000 5.625%,  6/15/2028 638,498
Empire Communities Corporation
540,000 7.000%,  12/15/2025
i
567,000
Expedia Group, Inc.
1,500,000 3.250%,  2/15/2030 1,566,820
Ford Motor Company
305,000 9.000%,  4/22/2025 376,025
190,000 9.625%,  4/22/2030 272,650
700,000 7.450%,  7/16/2031 920,500
Ford Motor Credit Company, LLC
1,940,000 4.063%,  11/1/2024 2,063,481
1,060,000 4.134%,  8/4/2025 1,132,864
Forestar Group, Inc.
340,000 3.850%,  5/15/2026
i
343,077
General Motors Company
1,425,000 6.125%,  10/1/2025 1,686,918
1,500,000 6.800%,  10/1/2027 1,889,352
General Motors Financial
Company, Inc.
760,000 3.950%,  4/13/2024 817,612
500,000 1.500%,  6/10/2026 496,738
Goodyear Tire & Rubber Company
330,000 5.000%,  7/15/2029
i
345,510
250,000 5.250%,  7/15/2031
i
261,250
Hanesbrands, Inc.
730,000 4.875%,  5/15/2026
i
788,400
Herc Holdings, Inc.
480,000 5.500%,  7/15/2027
i
506,026
Hilton Domestic Operating
Company, Inc.
910,000 4.875%,  1/15/2030 971,425
Hilton Grand Vacations Borrower
Escrow, LLC
665,000 5.000%,  6/1/2029
i
679,962
Home Depot, Inc.
505,000 5.400%,  9/15/2040 701,753
1,140,000 4.250%,  4/1/2046 1,417,150
970,000 3.900%,  6/15/2047 1,151,364
Hyundai Capital America
945,000 1.250%,  9/18/2023
i
953,627
1,150,000 1.800%,  1/10/2028
i
1,139,710
International Game Technology plc
600,000 5.250%,  1/15/2029
i
643,500
KB Home
450,000 4.800%,  11/15/2029 487,562
Kohl's Corporation
1,200,000 3.375%,  5/1/2031 1,242,320
825,000 5.550%,  7/17/2045
g
986,871

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.7%) Value
Consumer Cyclical (0.7%) - continued
L Brands, Inc.
$ 780,000 6.625%,  10/1/2030
i
$ 902,850
180,000 6.875%,  11/1/2035 227,925
Landry's, Inc.
580,000 6.750%,  10/15/2024
i
585,928
Lennar Corporation
650,000 4.875%,  12/15/2023 707,519
1,450,000 4.750%,  5/30/2025 1,625,813
Live Nation Entertainment, Inc.
360,000 3.750%,  1/15/2028
i
361,591
Lowe's Companies, Inc.
1,500,000 2.625%,  4/1/2031 1,549,911
Magic MergerCo, Inc.
465,000 5.250%,  5/1/2028
i
477,057
Marriott International, Inc.
775,000 5.750%,  5/1/2025 894,582
1,025,000 4.625%,  6/15/2030 1,180,495
Mastercard, Inc.
1,070,000 3.950%,  2/26/2048 1,298,813
Mattamy Group Corporation
780,000 5.250%,  12/15/2027
i
815,100
McDonald's Corporation
1,500,000 2.125%,  3/1/2030 1,516,435
755,000 4.450%,  3/1/2047 924,322
MGM Resorts International
1,085,000 6.000%,  3/15/2023 1,160,625
Netflix, Inc
500,000 5.875%,  11/15/2028 613,715
Owl Rock Capital Corporation
1,425,000 3.400%,  7/15/2026 1,485,177
Penn National Gaming, Inc.
495,000 4.125%,  7/1/2029
d,i
494,381
PetSmart, Inc.
400,000 4.750%,  2/15/2028
i
415,500
440,000 7.750%,  2/15/2029
i
485,100
Prime Security Services Borrower,
LLC
1,260,000 5.750%,  4/15/2026
i
1,391,884
Real Hero Merger Sub 2, Inc.
385,000 6.250%,  2/1/2029
i
399,322
Realogy Group, LLC
630,000 5.750%,  1/15/2029
i
658,596
Rite Aid Corporation
585,000 7.500%,  7/1/2025
i
592,313
Royal Caribbean Cruises, Ltd.
740,000 9.125%,  6/15/2023
i
812,150
820,000 4.250%,  7/1/2026
i
818,975
270,000 5.500%,  4/1/2028
i
282,771
Scientific Games International, Inc.
490,000 5.000%,  10/15/2025
i
505,925
610,000 7.250%,  11/15/2029
i
688,080
SeaWorld Parks and
Entertainment, Inc.
360,000 9.500%,  8/1/2025
i
386,100
Six Flags Entertainment
Corporation
380,000 5.500%,  4/15/2027
g,i
391,905
Six Flags Theme Parks, Inc.
360,000 7.000%,  7/1/2025
i
387,972
Principal
Amount Long-Term Fixed Income (22.7%) Value
Consumer Cyclical (0.7%) - continued
Staples, Inc.
$ 795,000 7.500%,  4/15/2026
i
$ 823,409
Target Corporation
1,300,000 2.250%,  4/15/2025 1,365,650
Tenneco, Inc.
610,000 5.000%,  7/15/2026
g
606,767
TJX Companies, Inc.
875,000 3.875%,  4/15/2030 1,002,983
Toll Brothers Finance Corporation
1,000,000 3.800%,  11/1/2029 1,072,500
Uber Technologies, Inc.
385,000 6.250%,  1/15/2028
g,i
414,341
ViacomCBS, Inc.
1,400,000 4.200%,  5/19/2032 1,615,775
Visa, Inc.
1,500,000 2.700%,  4/15/2040 1,550,595
Vista Outdoor, Inc.
630,000 4.500%,  3/15/2029
i
641,025
Walmart, Inc.
1,300,000 3.250%,  7/8/2029 1,453,871
Wyndham Destinations, Inc.
470,000 6.625%,  7/31/2026
i
532,510
Wyndham Hotels & Resorts, Inc.
280,000 4.375%,  8/15/2028
i
290,699
Yum! Brands, Inc.
630,000 4.750%,  1/15/2030
i
681,981
ZF North America Capital, Inc.
370,000 4.750%,  4/29/2025
i
399,600
Total 79,526,882
Consumer Non-Cyclical (0.7%)
Abbott Laboratories
1,445,000 4.750%,  11/30/2036 1,860,687
AbbVie, Inc.
625,000 2.950%,  11/21/2026 671,841
1,475,000 4.300%,  5/14/2036 1,749,972
550,000 4.850%,  6/15/2044 699,372
726,000 4.700%,  5/14/2045 904,048
1,700,000 4.875%,  11/14/2048 2,189,768
Albertson's Companies, Inc.
1,410,000 3.500%,  3/15/2029
i
1,394,137
Altria Group, Inc.
960,000 5.800%,  2/14/2039 1,185,932
Amgen, Inc.
1,500,000 3.375%,  2/21/2050 1,583,689
Anheuser-Busch Companies, LLC
1,040,000 4.700%,  2/1/2036 1,276,437
Anheuser-Busch InBev Worldwide,
Inc.
2,125,000 4.750%,  4/15/2058 2,664,398
1,740,000 4.375%,  4/15/2038 2,080,293
Anthem, Inc.
1,185,000 3.125%,  5/15/2050 1,203,088
820,000 4.625%,  5/15/2042 1,016,648
AstraZeneca plc
1,000,000 3.000%,  5/28/2051 1,030,959
1,050,000 1.375%,  8/6/2030 993,584
Bausch Health Companies, Inc.
820,000 5.000%,  2/15/2029
i
764,650

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.7%) Value
Consumer Non-Cyclical (0.7%) - continued
Baxalta, Inc.
$ 721,000 4.000%,  6/23/2025 $ 795,916
Becton, Dickinson and Company
725,000 3.794%,  5/20/2050 810,643
900,000 3.700%,  6/6/2027 1,000,063
Bunge, Ltd. Finance Corporation
950,000 2.750%,  5/14/2031 960,422
Campbell Soup Company
450,000 2.375%,  4/24/2030 453,335
Cargill, Inc.
650,000 3.250%,  5/23/2029
i
712,065
Centene Corporation
370,000 4.250%,  12/15/2027 389,887
530,000 4.625%,  12/15/2029 582,878
730,000 3.000%,  10/15/2030 749,914
300,000 2.500%,  3/1/2031 295,875
Central Garden & Pet Company
650,000 4.125%,  10/15/2030 663,813
Cigna Corporation
1,500,000 4.800%,  8/15/2038 1,868,143
Community Health Systems, Inc.
255,000 5.625%,  3/15/2027
i
272,212
360,000 6.000%,  1/15/2029
i
385,200
680,000 6.875%,  4/15/2029
i
711,600
Conagra Brands, Inc.
1,210,000 4.300%,  5/1/2024 1,327,157
Constellation Brands, Inc.
1,450,000 3.600%,  2/15/2028 1,606,367
600,000 2.875%,  5/1/2030 629,192
CVS Health Corporation
2,560,000 4.875%,  7/20/2035 3,117,668
DaVita, Inc.
910,000 4.625%,  6/1/2030
i
935,680
DENTSPLY SIRONA, Inc.
210,000 3.250%,  6/1/2030 224,605
Edgewell Personal Care Company
380,000 5.500%,  6/1/2028
i
402,800
Encompass Health Corporation
750,000 4.500%,  2/1/2028 778,103
Endo Finance, LLC
340,000 9.500%,  7/31/2027
i
346,800
Energizer Holdings, Inc.
590,000 4.750%,  6/15/2028
i
604,603
General Mills, Inc.
715,000 2.875%,  4/15/2030 757,410
H. J. Heinz Company
180,000 5.200%,  7/15/2045 223,459
HCA, Inc.
1,755,000 5.375%,  2/1/2025 1,979,640
HLF Financing Sarl, LLC
670,000 4.875%,  6/1/2029
i
675,025
Illumina, Inc.
610,000 9.000%,  7/1/2028
i
680,162
Imperial Brands Finance plc
1,600,000 3.875%,  7/26/2029
i
1,733,307
JBS USA Food Company
190,000 5.750%,  1/15/2028
i
203,247
JBS USA, LLC
245,000 6.500%,  4/15/2029
i
275,321
640,000 5.500%,  1/15/2030
i
715,763
Principal
Amount Long-Term Fixed Income (22.7%) Value
Consumer Non-Cyclical (0.7%) - continued
Keurig Dr. Pepper, Inc.
$ 775,000 3.350%,  3/15/2051 $ 812,574
1,125,000 3.200%,  5/1/2030 1,216,042
Kimberly-Clark Corporation
845,000 3.100%,  3/26/2030 934,043
900,000 3.900%,  5/4/2047 1,089,311
Kraft Foods Group, Inc.
910,000 5.000%,  6/4/2042 1,111,200
Kraft Heinz Foods Company
1,140,000 4.625%,  1/30/2029 1,326,835
1,010,000 3.750%,  4/1/2030 1,108,192
90,000 4.250%,  3/1/2031 102,239
375,000 4.375%,  6/1/2046 424,950
Mattel, Inc.
605,000 3.375%,  4/1/2026
i
627,688
Medtronic, Inc.
105,000 4.625%,  3/15/2045 137,740
Molina Healthcare, Inc.
670,000 4.375%,  6/15/2028
i
698,475
Mondelez International, Inc.
425,000 2.750%,  4/13/2030 447,670
MPH Acquisition Holdings, LLC
400,000 5.750%,  11/1/2028
i
401,964
Mylan, Inc.
1,570,000 4.550%,  4/15/2028 1,803,002
Ortho-Clinical Diagnostics, Inc.
385,000 7.250%,  2/1/2028
i
420,516
Par Pharmaceutical, Inc.
725,000 7.500%,  4/1/2027
i
741,189
Pilgrim's Pride Corporation
370,000 5.875%,  9/30/2027
i
394,050
Quest Diagnostics, Inc.
1,400,000 2.800%,  6/30/2031 1,461,364
Reynolds American, Inc.
759,000 5.700%,  8/15/2035 916,593
Roche Holdings, Inc.
1,158,000 4.000%,  11/28/2044
i
1,413,419
Royalty Pharma plc
1,050,000 3.550%,  9/2/2050
i
1,044,378
Scotts Miracle-Gro Company
620,000 4.500%,  10/15/2029 643,390
SEG Holding, LLC
740,000 5.625%,  10/15/2028
i
776,778
Simmons Foods, Inc.
610,000 4.625%,  3/1/2029
i
615,301
Smithfield Foods, Inc.
60,000 2.650%,  10/3/2021
i
60,292
Spectrum Brands, Inc.
310,000 5.000%,  10/1/2029
i
328,600
280,000 5.500%,  7/15/2030
i
301,700
Syneos Health, Inc.
560,000 3.625%,  1/15/2029
i
554,400
Sysco Corporation
1,300,000 6.600%,  4/1/2040 1,916,392
Teleflex, Inc.
385,000 4.250%,  6/1/2028
i
401,363
Tenet Healthcare Corporation
510,000 4.625%,  7/15/2024 517,497
1,340,000 5.125%,  11/1/2027
i
1,405,325
255,000 6.125%,  10/1/2028
i
271,738

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.7%) Value
Consumer Non-Cyclical (0.7%) - continued
Teva Pharmaceutical Finance
Netherlands III BV
$ 410,000 2.800%,  7/21/2023 $ 408,561
Thermo Fisher Scientific, Inc.
900,000 4.133%,  3/25/2025 997,844
Tyson Foods, Inc.
748,000 3.550%,  6/2/2027 828,364
United Natural Foods, Inc.
515,000 6.750%,  10/15/2028
i
554,222
UnitedHealth Group, Inc.
815,000 2.950%,  10/15/2027 886,527
1,450,000 4.625%,  7/15/2035 1,831,590
VRX Escrow Corporation
1,696,000 6.125%,  4/15/2025
i
1,738,400
Zoetis, Inc.
740,000 4.700%,  2/1/2043 951,340
Total 85,760,836
Energy (0.6%)
Antero Midstream Partners, LP
270,000 5.750%,  3/1/2027
i
280,800
Antero Resources Corporation
585,000 5.375%,  3/1/2030
i
597,069
Apache Corporation
170,000 4.875%,  11/15/2027 184,108
620,000 4.375%,  10/15/2028 659,990
205,000 5.100%,  9/1/2040 214,737
Archrock Partners, LP
570,000 6.250%,  4/1/2028
i
595,029
BP Capital Markets America, Inc.
1,700,000 2.939%,  6/4/2051 1,627,540
700,000 3.543%,  4/6/2027 772,408
Buckeye Partners, LP
380,000 4.125%,  3/1/2025
i
393,775
470,000 3.950%,  12/1/2026 478,225
Canadian Natural Resources, Ltd.
440,000 2.050%,  7/15/2025 452,071
525,000 2.950%,  7/15/2030 543,887
Cenovus Energy, Inc.
240,000 5.375%,  7/15/2025 274,568
Centennial Resource Production,
LLC
520,000 6.875%,  4/1/2027
g,i
531,757
Cheniere Energy Partners, LP
1,290,000 5.625%,  10/1/2026 1,338,375
Chevron USA, Inc.
1,850,000 5.050%,  11/15/2044 2,480,771
Cimarex Energy Company
1,050,000 4.375%,  6/1/2024 1,142,851
CNX Resources Corporation
330,000 6.000%,  1/15/2029
i
356,803
Comstock Resources, Inc.
410,000 5.875%,  1/15/2030
i
418,200
ConocoPhillips
1,870,000 6.500%,  2/1/2039 2,760,994
Continental Resources, Inc.
81,000 4.500%,  4/15/2023 84,287
270,000 4.375%,  1/15/2028 298,687
360,000 5.750%,  1/15/2031
i
431,100
Principal
Amount Long-Term Fixed Income (22.7%) Value
Energy (0.6%) - continued
Devon Energy Corporation
$ 1,756,000 4.500%,  1/15/2030
i
$ 1,930,541
Diamondback Energy, Inc.
1,250,000 3.500%,  12/1/2029 1,338,184
DT Midstream, Inc.
495,000 4.125%,  6/15/2029
i
502,588
165,000 4.375%,  6/15/2031
i
168,595
Enagas SA
790,000 5.500%,  1/15/2028
i
803,825
Encana Corporation
270,000 6.625%,  8/15/2037 360,255
Endeavor Energy Resources, LP
380,000 5.750%,  1/30/2028
i
405,175
Energean Israel Finance, Ltd.
515,000 4.500%,  3/30/2024
i
525,944
Energy Transfer Operating, LP
1,100,000 6.000%,  6/15/2048 1,390,408
Energy Transfer Partners, LP
970,000 4.900%,  3/15/2035 1,120,513
800,000 5.150%,  2/1/2043 902,690
EnLink Midstream Partners, LP
580,000 4.850%,  7/15/2026 600,300
360,000 5.600%,  4/1/2044 325,800
EQM Midstream Partners, LP
680,000 6.500%,  7/1/2027
i
758,200
EQT Corporation
165,000 3.125%,  5/15/2026
i
169,077
675,000 3.900%,  10/1/2027 723,094
Equinor ASA
750,000 3.000%,  4/6/2027 814,734
Exxon Mobil Corporation
1,450,000 3.452%,  4/15/2051 1,578,128
Genesis Energy, LP
270,000 6.500%,  10/1/2025 272,700
165,000 8.000%,  1/15/2027 173,353
Halliburton Company
960,000 2.920%,  3/1/2030
g
997,583
Harvest Midstream, LP
670,000 7.500%,  9/1/2028
i
727,620
Hess Midstream Operations, LP
450,000 5.625%,  2/15/2026
i
469,350
Hilcorp Energy I, LP
540,000 5.750%,  2/1/2029
i
562,950
Indigo Natural Resources, LLC
330,000 5.375%,  2/1/2029
i
344,850
ITT Holdings, LLC
470,000 6.500%,  8/1/2029
d,i
478,812
Magellan Midstream Partners, LP
1,070,000 5.000%,  3/1/2026 1,229,179
Marathon Oil Corporation
1,175,000 4.400%,  7/15/2027 1,330,822
Marathon Petroleum Corporation
396,000 6.500%,  3/1/2041 549,631
MPLX, LP
575,000 4.875%,  12/1/2024 643,456
944,000 4.875%,  6/1/2025 1,065,617
Murphy Oil Corporation
350,000 5.875%,  12/1/2027 365,295
230,000 6.375%,  7/15/2028 242,500

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.7%) Value
Energy (0.6%) - continued
Nabors Industries, Ltd.
$ 630,000 7.250%,  1/15/2026
g,i
$ 617,400
National Fuel Gas Company
1,000,000 5.500%,  1/15/2026 1,157,023
Newfield Exploration Company
1,185,000 5.625%,  7/1/2024 1,319,400
700,000 5.375%,  1/1/2026 788,862
NGL Energy Operating, LLC
360,000 7.500%,  2/1/2026
i
378,000
NGL Energy Partners, LP
360,000 7.500%,  11/1/2023 354,600
NuStar Logistics, LP
560,000 5.750%,  10/1/2025 609,000
Oasis Petroleum, Inc.
415,000 6.375%,  6/1/2026
i
432,733
Occidental Petroleum Corporation
1,150,000 2.900%,  8/15/2024 1,175,875
600,000 3.400%,  4/15/2026 613,500
185,000 8.500%,  7/15/2027 232,952
690,000 3.500%,  8/15/2029 692,484
380,000 6.450%,  9/15/2036 454,328
960,000 4.400%,  4/15/2046 922,080
ONEOK, Inc.
1,070,000 2.200%,  9/15/2025 1,099,623
Ovintiv, Inc.
180,000 7.375%,  11/1/2031 238,987
PBF Holding Company, LLC
505,000 9.250%,  5/15/2025
i
508,732
Pioneer Natural Resources
Company
750,000 4.450%,  1/15/2026 845,592
Plains All American Pipeline, LP
800,000 4.500%,  12/15/2026 897,563
Precision Drilling Corporation
410,000 6.875%,  1/15/2029
i
422,300
Qatar Petroleum
1,020,000 3.125%,  7/12/2041 1,016,236
Range Resources Corporation
270,000 9.250%,  2/1/2026 297,675
270,000 8.250%,  1/15/2029
i
304,425
Sabine Pass Liquefaction, LLC
1,500,000 5.750%,  5/15/2024 1,683,278
Schlumberger Holdings
Corporation
995,000 4.000%,  12/21/2025
i
1,103,543
SM Energy Company
245,000 6.500%,  7/15/2028 251,738
Suncor Energy, Inc.
990,000 3.600%,  12/1/2024 1,069,346
Sunoco Logistics Partners
Operations, LP
950,000 4.000%,  10/1/2027 1,045,165
Sunoco, LP
545,000 5.875%,  3/15/2028 579,063
Targa Resources Partners, LP
430,000 5.375%,  2/1/2027 447,738
Teine Energy, Ltd.
510,000 6.875%,  4/15/2029
i
523,388
Transocean Guardian, Ltd.
456,750 5.875%,  1/15/2024
i
444,189
Principal
Amount Long-Term Fixed Income (22.7%) Value
Energy (0.6%) - continued
Transocean Proteus, Ltd.
$ 176,000 6.250%,  12/1/2024
i
$ 177,760
Transocean, Inc.
330,000 11.500%,  1/30/2027
i
352,669
USA Compression Partners, LP
270,000 6.875%,  4/1/2026 282,825
Vine Energy Holdings, LLC
340,000 6.750%,  4/15/2029
i
357,850
W&T Offshore, Inc.
440,000 9.750%,  11/1/2023
i
426,800
Weatherford International, Ltd.
375,000 8.750%,  9/1/2024
i
392,344
490,000 11.000%,  12/1/2024
i
509,600
Western Gas Partners, LP
1,496,000 4.000%,  7/1/2022 1,520,310
Western Midstream Operating, LP
180,000 4.350%,  2/1/2025 190,186
570,000 3.950%,  6/1/2025 592,259
320,000 5.500%,  8/15/2048 348,285
Williams Companies, Inc.
1,015,000 7.500%,  1/15/2031 1,406,149
Total 69,873,656
Financials (1.3%)
ACE INA Holdings, Inc.
1,115,000 4.350%,  11/3/2045 1,406,956
AerCap Ireland Capital DAC
1,240,000 3.500%,  1/15/2025 1,314,111
1,250,000 3.875%,  1/23/2028
g
1,337,958
Aircastle, Ltd.
700,000 5.000%,  4/1/2023 748,758
1,050,000 2.850%,  1/26/2028
i
1,055,190
Ally Financial, Inc.
615,000 5.750%,  11/20/2025 706,117
American International Group, Inc.
60,000 4.125%,  2/15/2024 65,334
845,000 3.750%,  7/10/2025 931,149
835,000 3.900%,  4/1/2026 931,810
Ares Capital Corporation
1,100,000 3.875%,  1/15/2026 1,178,366
550,000 2.150%,  7/15/2026 546,932
Australia and New Zealand
Banking Group, Ltd.
700,000 2.950%,  7/22/2030
b,i
728,245
Aviation Capital Group, LLC
1,300,000 2.875%,  1/20/2022
i
1,313,210
Avolon Holdings Funding, Ltd.
800,000 5.250%,  5/15/2024
i
879,863
275,000 4.250%,  4/15/2026
i
298,011
Banco Santander Mexico SA
875,000 5.375%,  4/17/2025
i
992,810
Banco Santander SA
400,000
1.308%,  (LIBOR 3M +
1.120%), 4/12/2023
b
405,464
Bank of America Corporation
1,050,000 4.200%,  8/26/2024 1,151,047
970,000 4.000%,  1/22/2025 1,064,539
1,800,000 3.458%,  3/15/2025
b
1,923,812
800,000 3.824%,  1/20/2028
b
887,702
500,000 2.087%,  6/14/2029
b
504,046

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.7%) Value
Financials (1.3%) - continued
$ 1,500,000 2.496%,  2/13/2031
b
$ 1,531,491
900,000 2.592%,  4/29/2031
b
927,843
1,475,000 1.922%,  10/24/2031
b
1,437,469
1,375,000 4.244%,  4/24/2038
b
1,633,776
Barclays plc
1,290,000 4.972%,  5/16/2029
b
1,510,560
1,475,000 3.564%,  9/23/2035
b
1,536,714
BPCE SA
1,091,000 3.500%,  10/23/2027
i
1,183,282
Camden Property Trust
1,975,000 3.150%,  7/1/2029 2,145,741
CANPACK SA
700,000 3.125%,  11/1/2025
i
712,250
Capital One Financial Corporation
1,100,000 4.200%,  10/29/2025 1,228,352
Cascades USA, Inc.
370,000 5.125%,  1/15/2026
i
394,050
Chobani, LLC
720,000 4.625%,  11/15/2028
i
746,100
CIT Group, Inc.
310,000 5.250%,  3/7/2025 348,750
Citigroup, Inc.
1,515,000 4.400%,  6/10/2025 1,691,981
745,000 3.200%,  10/21/2026 807,029
750,000 1.462%,  6/9/2027
b
746,771
1,094,000 3.668%,  7/24/2028
b
1,206,551
490,000 4.125%,  7/25/2028 552,006
915,000 3.520%,  10/27/2028
b
1,002,004
978,000 4.650%,  7/23/2048 1,280,638
CNA Financial Corporation
650,000 3.900%,  5/1/2029 729,608
Comerica, Inc.
45,000 3.700%,  7/31/2023 47,829
Commerzbank AG
1,850,000 8.125%,  9/19/2023
i
2,107,925
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
988,000 4.625%,  12/1/2023 1,080,359
Credit Acceptance Corporation
620,000 5.125%,  12/31/2024
i
642,475
Credit Suisse Group AG
900,000 7.250%,  9/12/2025
b,i,m
1,017,450
1,800,000 2.193%,  6/5/2026
b,i
1,843,039
Danske Bank AS
1,225,000 3.244%,  12/20/2025
b,i
1,303,760
Deutsche Bank AG
975,000 3.547%,  9/18/2031
b
1,037,856
1,175,000 3.729%,  1/14/2032
b
1,195,717
Discover Bank
900,000 2.450%,  9/12/2024 941,650
1,670,000 4.682%,  8/9/2028
b
1,773,790
Diversified Healthcare Trust
410,000 4.375%,  3/1/2031 392,575
Drawbridge Special Opportunities
Fund, LP
750,000 3.875%,  2/15/2026
i
775,845
Duke Realty, LP
925,000 2.875%,  11/15/2029 973,031
ERP Operating, LP
337,000 3.375%,  6/1/2025 364,374
Principal
Amount Long-Term Fixed Income (22.7%) Value
Financials (1.3%) - continued
ESH Hospitality, Inc.
$ 590,000 5.250%,  5/1/2025
i
$ 600,974
First Horizon Bank
250,000 5.750%,  5/1/2030 308,241
First Horizon National Corporation
1,000,000 4.000%,  5/26/2025 1,101,680
Fortress Transportation
360,000 6.500%,  10/1/2025
i
373,950
Fortress Transportation and
Infrastructure Investors, LLC
85,000 5.500%,  5/1/2028
i
88,506
FS KKR Capital Corporation
1,300,000 3.400%,  1/15/2026 1,344,224
GE Capital Funding, LLC
3,225,000 4.400%,  5/15/2030 3,758,197
GE Capital International Funding
Company
1,630,000 4.418%,  11/15/2035 1,953,525
Global Net Lease, Inc.
695,000 3.750%,  12/15/2027
i
687,873
Goldman Sachs Group, Inc.
1,000,000 3.625%,  2/20/2024 1,071,968
275,000 1.992%,  1/27/2032
b
267,078
1,440,000 2.615%,  4/22/2032
b
1,471,057
1,130,000 4.750%,  10/21/2045 1,477,508
HCP, Inc.
41,000 3.400%,  2/1/2025 44,036
Healthpeak Properties, Inc.
875,000 2.875%,  1/15/2031 915,465
HSBC Holdings plc
1,850,000 3.803%,  3/11/2025
b
1,989,276
710,000 3.900%,  5/25/2026 789,612
1,400,000 4.950%,  3/31/2030 1,689,536
Icahn Enterprises, LP
1,030,000 6.375%,  12/15/2025 1,059,561
iStar, Inc.
625,000 4.250%,  8/1/2025 642,969
J.P. Morgan Chase & Company
1,550,000 3.875%,  9/10/2024 1,689,609
445,000 3.125%,  1/23/2025 477,534
500,000 0.824%,  6/1/2025
b
499,042
850,000 1.040%,  2/4/2027
b
836,028
720,000 1.578%,  4/22/2027
b
723,730
1,475,000 4.203%,  7/23/2029
b
1,695,136
900,000 2.522%,  4/22/2031
b
926,094
1,100,000 1.953%,  2/4/2032
b
1,068,319
1,740,000 3.882%,  7/24/2038
b
2,004,421
960,000 3.157%,  4/22/2042
b
999,293
Kimco Realty Corporation
1,142,000 3.300%,  2/1/2025 1,231,358
Lloyds Banking Group plc
1,950,000 3.870%,  7/9/2025
b
2,112,574
LPL Holdings, Inc.
410,000 4.000%,  3/15/2029
i
411,833
MGM Growth Properties Operating
Partnership, LP
410,000 4.625%,  6/15/2025
i
438,032
340,000 5.750%,  2/1/2027 378,291
Mitsubishi UFJ Financial Group,
Inc.
1,870,000 3.287%,  7/25/2027 2,055,770

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.7%) Value
Financials (1.3%) - continued
$ 1,750,000 2.048%,  7/17/2030 $ 1,743,914
Mizuho Financial Group, Inc.
1,500,000 1.979%,  9/8/2031
b
1,467,322
Morgan Stanley
600,000 2.188%,  4/28/2026
b
622,981
1,925,000 4.350%,  9/8/2026 2,179,612
1,244,000 3.591%,  7/22/2028
b
1,378,043
190,000 3.772%,  1/24/2029
b
213,242
1,600,000 3.622%,  4/1/2031
b
1,786,007
825,000 2.802%,  1/25/2052
b
808,829
MPT Operating Partnership, LP
630,000 4.625%,  8/1/2029 674,390
Nasdaq, Inc.
750,000 3.250%,  4/28/2050 751,964
55,000 3.850%,  6/30/2026 61,197
Nationwide Building Society
950,000 3.622%,  4/26/2023
b,i
974,160
Natwest Group plc
850,000 3.032%,  11/28/2035
b
851,360
Navient Corporation
340,000 5.500%,  1/25/2023 358,598
NFP Corporation
225,000 6.875%,  8/15/2028
i
236,860
Omega Healthcare Investors, Inc.
780,000 3.625%,  10/1/2029 835,457
875,000 3.375%,  2/1/2031 898,872
OneMain Finance Corporation
245,000 3.500%,  1/15/2027 246,837
Owl Rock Technology Finance
Corporation
250,000 4.750%,  12/15/2025
i
274,853
Park Aerospace Holdings, Ltd.
800,000 4.500%,  3/15/2023
i
840,942
Park Intermediate Holdings, LLC
365,000 4.875%,  5/15/2029
i
377,574
PennyMac Financial Services, Inc.
450,000 4.250%,  2/15/2029
i
433,534
Playtika Holding Corporation
335,000 4.250%,  3/15/2029
i
334,769
Prudential Financial, Inc.
1,250,000 3.700%,  3/13/2051 1,425,184
Quicken Loans, LLC
440,000 3.625%,  3/1/2029
i
434,500
Radian Group, Inc.
340,000 4.875%,  3/15/2027 369,750
Realty Income Corporation
1,475,000 4.125%,  10/15/2026 1,671,681
575,000 1.800%,  3/15/2033 546,659
Regency Centers, LP
1,100,000 4.125%,  3/15/2028 1,236,028
Reinsurance Group of America,
Inc.
1,100,000 4.700%,  9/15/2023 1,195,350
Royal Bank of Scotland Group plc
1,050,000 6.000%,  12/29/2025
b,m
1,170,309
1,375,000 4.445%,  5/8/2030
b
1,573,983
Santander UK Group Holdings plc
1,000,000 1.673%,  6/14/2027
b
998,470
Service Properties Trust
540,000 4.500%,  6/15/2023 553,500
Principal
Amount Long-Term Fixed Income (22.7%) Value
Financials (1.3%) - continued
$ 260,000 4.750%,  10/1/2026 $ 256,750
260,000 5.500%,  12/15/2027 277,480
Simon Property Group, LP
2,030,000 3.800%,  7/15/2050 2,242,944
Societe Generale SA
1,122,000 4.750%,  11/24/2025
i
1,251,088
Springleaf Finance Corporation
705,000 6.875%,  3/15/2025 795,663
365,000 6.625%,  1/15/2028 418,421
Sumitomo Mitsui Financial Group,
Inc.
1,140,000 3.010%,  10/19/2026 1,229,726
850,000 1.710%,  1/12/2031 827,293
Synchrony Financial
590,000 4.250%,  8/15/2024 644,710
925,000 3.950%,  12/1/2027 1,031,106
Truist Financial Corporation
500,000 1.887%,  6/7/2029
b
501,515
UBS Group Funding Jersey, Ltd.
1,158,000 4.125%,  9/24/2025
i
1,291,899
UDR, Inc.
875,000 2.100%,  8/1/2032 840,068
United Wholesale Mortgage, LLC
325,000 5.500%,  4/15/2029
i
324,925
VEREIT Operating Partnership, LP
1,100,000 2.850%,  12/15/2032 1,149,079
VICI Properties, LP
340,000 4.250%,  12/1/2026
i
353,675
200,000 3.750%,  2/15/2027
i
203,424
105,000 4.625%,  12/1/2029
i
111,563
Voya Financial, Inc.
1,018,000 3.125%,  7/15/2024 1,083,332
Wells Fargo & Company
1,320,000 3.000%,  2/19/2025 1,412,605
125,000 3.000%,  4/22/2026 134,407
1,475,000 3.000%,  10/23/2026 1,590,648
1,400,000 2.393%,  6/2/2028
b
1,451,934
1,180,000 4.900%,  11/17/2045 1,513,386
Welltower, Inc.
750,000 2.050%,  1/15/2029 751,033
Westpac Banking Corporation
2,000,000 2.668%,  11/15/2035
b
1,967,240
Total 151,587,016
Mortgage-Backed Securities (6.3%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
30,551,528 3.000%,  3/25/2050 31,873,856
22,441,510 3.000%,  4/1/2050 23,442,061
10,834,367 3.500%,  7/1/2047 11,466,319
Federal National Mortgage
Association
7,156,934 4.500%,  5/1/2048 7,728,565
12,418,081 3.500%,  10/1/2048 13,080,862
7,091,243 3.500%,  6/1/2049 7,484,920
14,411,632 3.500%,  8/1/2049 15,210,470
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
52,125,000 1.500%,  7/1/2036
d
52,753,147

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.7%) Value
Mortgage-Backed Securities (6.3%) - continued
$ 136,950,000 2.000%,  7/1/2036
d
$ 141,253,761
22,050,000 2.500%,  7/1/2036
d
22,993,154
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
179,993,000 2.500%,  7/1/2050
d
186,166,198
148,525,000 2.000%,  7/1/2051
d,n
149,963,838
21,079,305 4.000%,  7/1/2048 22,466,479
Government National Mortgage
Association 30-Yr. Pass Through
32,950,000 2.500%,  7/1/2051
d
34,098,102
Total 719,981,732
Technology (0.5%)
Apple, Inc.
1,405,000 3.000%,  11/13/2027 1,537,567
2,570,000 3.750%,  9/12/2047 3,030,182
Applied Materials, Inc.
736,000 3.300%,  4/1/2027 813,440
Baidu, Inc.
1,200,000 3.425%,  4/7/2030 1,298,277
Banff Merger Sub, Inc.
255,000 9.750%,  9/1/2026
i
268,387
Broadcom Corporation
542,000 3.875%,  1/15/2027 598,898
1,350,000 3.500%,  1/15/2028 1,481,029
Broadcom, Inc.
600,000 5.000%,  4/15/2030 707,863
604,000 3.469%,  4/15/2034
i
638,884
CDW, LLC
380,000 4.250%,  4/1/2028 399,000
CommScope Technologies
Finance, LLC
425,000 6.000%,  6/15/2025
i
434,031
CommScope, Inc.
385,000 7.125%,  7/1/2028
i
417,244
Dell International, LLC
2,360,000 6.020%,  6/15/2026 2,833,242
500,000 8.350%,  7/15/2046 817,802
Diamond Sports Group, LLC
705,000 6.625%,  8/15/2027
i
346,250
Everi Holdings, Inc.
160,000 5.000%,  7/15/2029
d,e,i
164,400
Fiserv, Inc.
1,000,000 2.250%,  6/1/2027 1,037,332
1,150,000 2.650%,  6/1/2030 1,190,683
Gartner, Inc.
325,000 3.625%,  6/15/2029
i
329,875
605,000 3.750%,  10/1/2030
i
618,982
Hewlett Packard Enterprise
Company
850,000 4.650%,  10/1/2024 945,012
Iron Mountain, Inc.
570,000 4.875%,  9/15/2029
i
588,354
750,000 5.250%,  7/15/2030
i
793,935
KLA Corporation
1,800,000 3.300%,  3/1/2050 1,904,634
Lam Research Corporation
1,500,000 2.875%,  6/15/2050 1,509,584
Microchip Technology, Inc.
500,000 0.983%,  9/1/2024
i
497,576
Principal
Amount Long-Term Fixed Income (22.7%) Value
Technology (0.5%) - continued
Micron Technology, Inc.
$ 600,000 2.497%,  4/24/2023 $ 620,172
Microsoft Corporation
2,400,000 4.200%,  11/3/2035 2,957,039
2,250,000 3.700%,  8/8/2046 2,701,729
NCR Corporation
1,020,000 6.125%,  9/1/2029
i
1,111,800
NVIDIA Corporation
1,500,000 3.500%,  4/1/2040 1,701,411
NXP Funding, LLC
480,000 5.550%,  12/1/2028
i
589,446
480,000 4.300%,  6/18/2029
i
550,330
480,000 2.500%,  5/11/2031
i
484,748
480,000 3.250%,  5/11/2041
i
493,521
Open Text Corporation
675,000 4.125%,  2/15/2030
i
688,365
Oracle Corporation
500,000 3.950%,  3/25/2051 545,744
1,800,000 2.800%,  4/1/2027 1,908,782
1,815,000 3.850%,  7/15/2036 1,995,307
1,500,000 3.600%,  4/1/2040 1,582,137
PTC, Inc.
300,000 3.625%,  2/15/2025
i
309,000
270,000 4.000%,  2/15/2028
i
278,910
Qorvo, Inc.
460,000 3.375%,  4/1/2031
i
479,421
Rackspace Technology Global,
Inc.
540,000 5.375%,  12/1/2028
g,i
553,500
Seagate HDD Cayman
670,000 3.375%,  7/15/2031
i
647,421
Sensata Technologies, Inc.
790,000 3.750%,  2/15/2031
i
781,176
Shift4 Payments, LLC
190,000 4.625%,  11/1/2026
i
198,312
SS&C Technologies, Inc.
1,120,000 5.500%,  9/30/2027
i
1,186,864
Switch, Ltd.
570,000 3.750%,  9/15/2028
i
577,125
Teledyne Technologies, Inc.
720,000 2.250%,  4/1/2028 733,097
Texas Instruments, Inc.
1,630,000 4.150%,  5/15/2048 2,067,455
Tyco Electronics Group SA
374,000 3.450%,  8/1/2024 400,759
748,000 3.125%,  8/15/2027 805,563
VMware, Inc.
825,000 4.650%,  5/15/2027 946,833
Total 53,098,430
Transportation (0.1%)
Air Canada Pass Through Trust
310,431 3.875%,  3/15/2023
i
314,290
American Airlines, Inc.
420,000 11.750%,  7/15/2025
i
527,100
1,020,000 5.500%,  4/20/2026
i
1,079,925
125,000 5.750%,  4/20/2029
i
135,156
Avis Budget Car Rental, LLC
450,000 5.375%,  3/1/2029
g,i
468,563

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.7%) Value
Transportation (0.1%) - continued
Boeing Company
$ 712,000 5.805%,  5/1/2050 $ 958,801
Burlington Northern Santa Fe, LLC
1,120,000 5.750%,  5/1/2040 1,591,387
575,000 4.450%,  3/15/2043 723,373
CSX Corporation
900,000 3.800%,  4/15/2050 1,025,132
Delta Air Lines, Inc.
765,000 7.000%,  5/1/2025
i
892,746
1,580,000 4.750%,  10/20/2028
i
1,756,577
Southwest Airlines Company
1,050,000 5.125%,  6/15/2027 1,235,295
960,000 2.625%,  2/10/2030 982,560
United Airlines, Inc.
540,000 4.375%,  4/15/2026
i
558,997
540,000 4.625%,  4/15/2029
i
558,900
United Parcel Service, Inc.
1,200,000 4.450%,  4/1/2030 1,452,369
XPO Logistics, Inc.
923,000 6.750%,  8/15/2024
i
958,766
Total 15,219,937
U.S. Government & Agencies (7.9%)
U.S. Treasury Bonds
9,660,000 1.625%,  11/15/2050 8,675,888
7,285,000 2.250%,  11/15/2027 7,792,673
72,550,000 2.875%,  5/15/2028 80,592,848
19,150,000 5.250%,  11/15/2028 24,580,820
13,650,000 1.625%,  8/15/2029 13,960,858
3,250,000 1.500%,  2/15/2030 3,282,119
3,750,000 0.875%,  11/15/2030 3,566,016
270,000 1.125%,  2/15/2031 262,111
2,975,000 4.375%,  5/15/2040 4,157,446
44,475,000 1.375%,  11/15/2040 39,951,059
1,340,000 3.000%,  5/15/2042 1,568,533
68,726,000 2.500%,  5/15/2046 74,454,957
46,100,000 2.875%,  5/15/2049 53,982,019
U.S. Treasury Notes
78,270,000 0.125%,  6/30/2022 78,288,345
22,660,000 1.875%,  7/31/2022 23,091,956
14,960,000 0.125%,  10/31/2022 14,953,572
16,300,000 2.000%,  11/30/2022 16,721,508
106,955,000 0.125%,  1/31/2023 106,850,552
4,910,000 2.500%,  3/31/2023 5,105,825
9,380,000 0.125%,  4/30/2023 9,362,413
22,900,000 0.125%,  10/15/2023 22,801,601
82,550,000 2.500%,  1/31/2024 87,093,474
25,885,000 2.125%,  7/31/2024 27,187,339
28,665,000 2.250%,  11/15/2024 30,302,040
19,170,000 2.125%,  11/30/2024 20,191,402
52,575,000 2.625%,  1/31/2026 56,871,363
90,300,000 2.500%,  2/28/2026 97,227,703
1,500,000 0.750%,  1/31/2028 1,460,332
Total 914,336,772
Utilities (0.4%)
Ameren Illinois Company
830,000 4.500%,  3/15/2049 1,067,740
American Water Capital
Corporation
1,500,000 2.800%,  5/1/2030 1,587,631
Principal
Amount Long-Term Fixed Income (22.7%) Value
Utilities (0.4%) - continued
Appalachian Power Company
$ 750,000 3.300%,  6/1/2027 $ 812,324
Berkshire Hathaway Energy
Company
1,165,000 4.500%,  2/1/2045 1,435,119
Calpine Corporation
770,000 4.500%,  2/15/2028
i
785,400
CenterPoint Energy Resources
Corporation
750,000 1.750%,  10/1/2030 719,027
CenterPoint Energy, Inc.
600,000 2.500%,  9/1/2024 627,433
900,000 4.250%,  11/1/2028 1,034,682
CMS Energy Corporation
490,000 2.950%,  2/15/2027 516,935
Commonwealth Edison Company
1,300,000 3.700%,  3/1/2045 1,486,003
Consolidated Edison Company of
New York, Inc.
1,250,000 4.125%,  5/15/2049 1,456,888
Consolidated Edison, Inc.
579,000 4.500%,  12/1/2045 698,256
Consumers Energy Company
1,200,000 4.350%,  4/15/2049 1,533,010
DTE Electric Company
965,000 3.700%,  3/15/2045 1,102,111
475,000 3.700%,  6/1/2046 543,333
Duke Energy Carolinas, LLC
1,190,000 3.700%,  12/1/2047 1,341,495
Duke Energy Corporation
770,000 3.750%,  9/1/2046 822,420
Duke Energy Florida, LLC
1,030,000 3.200%,  1/15/2027 1,124,567
Duke Energy Indiana, LLC
1,550,000 3.750%,  5/15/2046 1,735,862
Edison International
725,000 5.750%,  6/15/2027 824,928
Exelon Corporation
585,000 4.700%,  4/15/2050 738,923
1,158,000 4.450%,  4/15/2046 1,403,857
FirstEnergy Corporation
460,000 3.350%,  7/15/2022 467,590
ITC Holdings Corporation
294,000 4.050%,  7/1/2023 311,032
760,000 5.300%,  7/1/2043 983,703
Jersey Central Power & Light
Company
450,000 2.750%,  3/1/2032
i
456,791
Mississippi Power Company
1,040,000 3.950%,  3/30/2028 1,169,895
National Rural Utilities Cooperative
Finance Corporation
550,000 3.900%,  11/1/2028 622,509
1,050,000 3.700%,  3/15/2029 1,171,200
NextEra Energy Operating
Partners, LP
740,000 3.875%,  10/15/2026
i
781,625
NiSource Finance Corporation
900,000 5.650%,  2/1/2045 1,240,468
NiSource, Inc.
1,125,000 3.600%,  5/1/2030 1,245,608

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (22.7%) Value
Utilities (0.4%) - continued
NRG Energy, Inc.
$ 650,000 3.375%,  2/15/2029
i
$ 636,200
Pacific Gas and Electric Company
900,000 3.300%,  12/1/2027 925,111
480,000 3.250%,  6/1/2031 471,996
PG&E Corporation
380,000 5.000%,  7/1/2028 384,226
300,000 5.250%,  7/1/2030 302,850
PPL Electric Utilities Corporation
1,122,000 3.950%,  6/1/2047 1,326,117
Public Service Electric & Gas
Company
400,000 3.000%,  5/15/2027 432,282
San Diego Gas and Electric
Company
940,000 4.150%,  5/15/2048 1,139,039
South Carolina Electric & Gas
Company
650,000 5.100%,  6/1/2065 938,826
Southern California Edison
Company
1,500,000 4.000%,  4/1/2047 1,577,853
Southern Company
843,000 3.250%,  7/1/2026 914,878
Southern Company Gas Capital
Corporation
620,000 4.400%,  5/30/2047 729,669
Southwestern Electric Power
Company
620,000 3.900%,  4/1/2045 681,698
Suburban Propane Partners, LP
740,000 5.875%,  3/1/2027 776,930
Talen Energy Supply, LLC
380,000 7.625%,  6/1/2028
i
355,570
TerraForm Power Operating, LLC
750,000 5.000%,  1/31/2028
i
794,062
Virginia Electric and Power
Company
850,000 4.600%,  12/1/2048 1,097,491
Vistra Operations Company, LLC
550,000 5.000%,  7/31/2027
i
564,646
Total 45,897,809
Total Long-Term Fixed Income
(cost $2,523,028,784) 2,614,542,729
Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
43,002,378 Thrivent Cash Management Trust 43,002,378
Total Collateral Held for
Securities Loaned
(cost $43,002,378) 43,002,378
Shares or
Principal
Amount Short-Term Investments ( 10.2% ) Value
Federal Home Loan Bank Discount
Notes
48,000,000 0.009%, 7/7/2021
o,p
$ 47,999,760
500,000 0.015%, 7/14/2021
o,p
499,995
300,000 0.003%, 7/15/2021
o,p
299,996
22,500,000 0.005%, 7/21/2021
o,p
22,499,625
1,300,000 0.008%, 7/28/2021
o,p
1,299,971
2,500,000 0.005%, 7/30/2021
o,p
2,499,940
2,700,000 0.012%, 8/4/2021
o,p
2,699,898
100,000 0.005%, 8/5/2021
o,p
99,996
1,400,000 0.013%, 8/6/2021
o,p
1,399,944
27,000,000 0.007%, 8/11/2021
o,p
26,998,770
500,000 0.035%, 8/18/2021
o,p
499,973
9,300,000 0.045%, 8/20/2021
o,p
9,299,483
1,300,000 0.023%, 8/25/2021
o,p
1,299,921
100,000 0.040%, 8/27/2021
o,p
99,994
100,000 0.042%, 9/22/2021
o,p
99,988
Thrivent Core Short-Term Reserve
Fund
103,581,623 0.140% 1,035,816,234
U.S. Treasury Bills
13,200,000 0.005%, 7/15/2021
o,q
13,199,769
700,000 0.036%, 8/12/2021
o,q
699,953
4,200,000 0.048%, 8/26/2021
o,r
4,199,709
Total Short-Term Investments
(cost $1,171,391,490) 1,171,512,919
Contracts Options Purchased ( <0.1% ) Value
Put on U.S. Treasury Long Bond
Futures
193 $149.00, expires 8/27/2021 15,078
Total Options Purchased
(cost $211,860) 15,078
Total Investments (cost
$9,648,579,361) 105.7% $12,140,015,693
Other Assets and Liabilities, Net
(5.7%) (649,778,141)
Total Net Assets 100.0% $11,490,237,552

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of June 30, 2021.
g All or a portion of the security is on loan.
h Non-income producing security.
i Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2021, the value of these investments was $465,322,484 or 4.0% of
total net assets.
j Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2021.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l All or a portion of the security is insured or guaranteed.
m Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
n All or a portion of the security was earmarked to cover
written options.
o The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
q All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
r At June 30, 2021, $931,935 of investments were segregated
to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation
Portfolio as of June 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 10,295,750
Common Stock 32,503,093
Total lending $42,798,843
Gross amount payable upon return of
collateral for securities loaned $43,002,378
Net amounts due to counterparty
$203,535
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30
Year Average
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 2,546,201,203
Gross unrealized depreciation (72,653,603)
Net unrealized appreciation (depreciation) $ 2,473,547,600
Cost for federal income tax purposes $ 9,672,885,242

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing Moderate Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 7,659,531 – 7,659,531 –
Capital Goods 20,121,343 – 20,121,343 –
Communications Services 27,764,176 – 26,688,563 1,075,613
Consumer Cyclical 27,469,342 – 27,469,342 –
Consumer Non-Cyclical 30,216,597 – 29,326,353 890,244
Energy 1,976,790 – 1,976,790 –
Financials 8,177,485 – 8,177,485 –
Technology 17,935,792 – 17,935,792 –
Transportation 8,016,057 – 8,016,057 –
Utilities 7,986,296 – 7,986,296 –
Registered Investment Companies
Unaffiliated 92,967,618 92,967,618 – –
Affiliated 3,984,455,452 3,984,455,452 – –
Common Stock
Communications Services 273,775,620 273,607,794 167,826 –
Consumer Discretionary 478,545,321 478,545,321 – –
Consumer Staples 82,862,274 82,862,274 – –
Energy 73,694,958 73,694,958 – –
Financials 436,151,952 430,899,579 5,250,470 1,903
Health Care 464,041,051 464,041,051 – –
Industrials 435,910,077 433,503,380 2,406,697 –
Information Technology 870,763,811 865,425,290 5,338,521 –
Materials 99,118,747 97,421,769 1,696,969 9
Real Estate 161,609,829 161,609,829 – –
Utilities 35,321,399 35,321,399 – –
Long-Term Fixed Income
Asset-Backed Securities^ 179,215,292 – 171,947,665 7,267,627
Basic Materials 23,471,744 – 23,471,744 –
Capital Goods 44,480,858 – 44,480,858 –
Collateralized Mortgage Obligations 131,701,231 – 127,201,231 4,500,000
Commercial Mortgage-Backed Securities 23,770,806 – 23,770,806 –
Communications Services 76,619,728 – 76,619,728 –
Consumer Cyclical 79,526,882 – 79,526,882 –
Consumer Non-Cyclical 85,760,836 – 85,760,836 –
Energy 69,873,656 – 69,873,656 –
Financials 151,587,016 – 151,587,016 –
Mortgage-Backed Securities 719,981,732 – 719,981,732 –
Technology 53,098,430 – 52,934,030 164,400
Transportation 15,219,937 – 15,219,937 –
U.S. Government & Agencies 914,336,772 – 914,336,772 –
Utilities 45,897,809 – 45,897,809 –
Short-Term Investments 135,696,685 – 135,696,685 –
Options Purchased 15,078 15,078 – –
Subtotal Investments in Securities $10,396,796,010 $7,474,370,792 $2,908,525,422 $13,899,796
Other Investments  * Total
Affiliated Short-Term Investments 1,035,816,234
Affiliated Registered Investment Companies 664,401,071
Collateral Held for Securities Loaned 43,002,378
Subtotal Other Investments $1,743,219,683
Total Investments at Value $12,140,015,693
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 2 security in this section is valued at <$1.

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 35,283,838 35,283,838 – –
Credit Default Swaps 1,062,907 – 1,062,907 –
Total Asset Derivatives $36,346,745 $35,283,838 $1,062,907 $–
Liability Derivatives
Futures Contracts 29,997,225 29,997,225 – –
Call Options Written 374,110 – – 374,110
Total Liability Derivatives $30,371,335 $29,997,225 $– $374,110
The following table presents Moderate Allocation Portfolio's futures contracts held as of June 30, 2021. Investments and/or cash totaling
$115,797,263 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 600 September 2021 $ 78,962,568 $ 537,432
CBOT 2-Yr. U.S. Treasury Note 1,004 September 2021 221,518,424 (316,832)
CBOT 5-Yr. U.S. Treasury Note 1,253 September 2021 154,893,605 (236,203)
CBOT U.S. Long Bond 410 September 2021 64,009,389 1,898,111
CME E-mini Russell 2000 Index 29 September 2021 3,343,871 2,439
CME E-mini S&P 500 Index 6,074 September 2021 1,284,347,207 18,100,613
CME E-mini S&P Mid-Cap 400 Index 8 September 2021 2,180,504 (26,584)
CME Euro Foreign Exchange Currency 2,015 September 2021 307,784,228 (8,934,541)
CME Ultra Long Term U.S. Treasury Bond 654 September 2021 121,999,220 4,018,405
Eurex Euro STOXX 50 Index 6,325 September 2021 308,707,932 (4,026,453)
ICE mini MSCI EAFE Index 544 September 2021 64,180,065 (1,508,545)
Ultra 10-Yr. U.S. Treasury Note 203 September 2021 29,304,020 578,215
Total Futures Long Contracts $ 2,641,231,033 $ 10,086,057
CME E-mini NASDAQ 100 Index (1,240) September 2021 ( $ 345,996,591) ( $ 14,818,609)
CME E-mini Russell 2000 Index (5,909) September 2021 (683,885,615) 2,046,105
CME E-mini S&P Mid-Cap 400 Index (2,208) September 2021 (602,544,374) 8,062,454
ICE US mini MSCI Emerging Markets Index (697) September 2021 (47,603,344) 40,064
Ultra 10-Yr. U.S. Treasury Note (50) September 2021 (7,230,699) (129,458)
Total Futures Short Contracts ( $ 1,687,260,623) ($4,799,444)
Total Futures Contracts $ 953,970,410 $5,286,613

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Counterparty:
CCM
-
CCM Futures, LLC
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Moderate Allocation Portfolio's options contracts held as of June 30, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on U.S. Treasury Long Bond
Futures CCM 193.00 $ 149.00 August 2021 31,024,750 $ 15,078 ( $ 196,782)
Total Options Purchased Contracts $15,078 ($196,782)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (31.50) $ 100.71 July 2021 (31,805,157) ( $ 152,578) $ 84,903
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (31.50) 100.60 August 2021 (31,805,157) (221,532) (17,274)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($374,110) $67,629
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
The following table presents Moderate Allocation Portfolio's swaps contracts held as of June 30, 2021. Investments totaling $13,899,722 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 36, 5 Year, at 5.00%, Quarterly Sell 6/20/2026 ( $ 45,300,000) $ – $ 348,005 $ 348,005
CDX HY 36, 5 Year, at 5.00%, Quarterly Sell 6/20/2026 (93,750,000) – 714,902 714,902
Total Credit Default Swaps $– $1,062,907 $1,062,907
1 As the buyer of protection, Moderate Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderate Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderate Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness. When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2021, for Moderate Allocation
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 28,251,675
Total Equity Contracts 28,251,675
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 7,032,163
Options Written Net Assets - Distributable earnings/(accumulated loss) 84,903
Total Interest Rate Contracts 7,117,066
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 1,062,907
Total Credit Contracts 1,062,907
Total Asset Derivatives $36,431,648
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 8,934,541
Total Foreign Exchange Contracts 8,934,541
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 20,380,191
Total Equity Contracts 20,380,191
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 682,493
Options Written Net Assets - Distributable earnings/(accumulated loss) 17,274
Options Purchased Net Assets - Distributable earnings/(accumulated loss) 196,782
Total Interest Rate Contracts 896,549
Total Liability Derivatives $30,211,281
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2021, for
Moderate Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (65,525,755)
Total Equity Contracts
(65,525,755)
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts 2,016,890
Total Foreign Exchange Contracts 2,016,890
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 975,015
Options Purchased Net realized gains/(losses) on Investments 1,653,306
Futures Net realized gains/(losses) on Futures contracts (5,997,237)
Total Interest Rate Contracts
(3,368,916)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 651,821
Total Credit Contracts
651,821
Total ($66,225,960)

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2021, for Moderate Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (8,553,047)
Total Foreign Exchange Contracts (8,553,047)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 12,552,555
Total Equity Contracts 12,552,555
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts 122,993
Options Purchased Change in net unrealized appreciation/(depreciation) on Investments (46,670)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 6,035,108
Total Interest Rate Contracts 6,111,431
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 1,062,907
Total Credit Contracts 1,062,907
Total $11,173,846
The following table presents Moderate Allocation Portfolio's average volume of derivative activity during the period ended June 30, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $1,415,662,513
Futures - Short (1,311,098,916)
Interest Rate Contracts
Futures - Long 415,275,291
Futures - Short (17,482,817)
Options Purchased 59,555,477
Options Written (62,705,026)
Foreign Exchange Contracts
Futures - Long 66,453,659
Futures - Short (24,615,843)
Credit Contracts
Credit Default Swaps - Sell
Protection 4,209,720

Moderate Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $261,775 $5,423 $– $256,620 25,791 2.2%
Core Emerging Markets Equity 78,541 – – 84,802 6,662 0.7
Core International Equity 57,326 – 35,801 24,876 2,289 0.2
Core Low Volatility Equity 448,746 264 180,000 298,102 21,308 2.6
Global Stock 436,493 19,913 – 495,411 32,141 4.3
High Yield 203,397 4,735 – 209,120 44,603 1.8
Income 680,517 28,385 – 675,844 62,068 5.9
International Allocation 536,533 9,178 – 594,783 53,769 5.2
International Index 60,008 548 – 65,269 4,781 0.6
Large Cap Value 712,027 39,838 – 862,109 38,933 7.5
Limited Maturity Bond 348,789 2,809 – 350,370 34,797 3.1
Mid Cap Stock 484,590 32,832 – 569,078 22,678 5.0
Small Cap Stock 134,494 5,988 – 162,471 6,675 1.4
Total Affiliated Registered Investment
Companies 4,443,236 4,648,855 40.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% 934,266 1,101,702 1,000,152 1,035,816 103,582 9.0
Total Affiliated Short-Term Investments 934,266 1,035,816 9.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 69,785 589,710 616,493 43,002 43,002 0.4
Total Collateral Held for Securities Loaned 69,785 43,002 0.4
Total Value $5,447,287 $5,727,673
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(10,578) $ – $5,422
Core Emerging Markets Equity – 6,262 – –
Core International Equity 899 2,452 – –
Core Low Volatility Equity 17,856 11,236 264 –
Global Stock – 39,005 15,516 4,399
High Yield – 988 – 4,730
Income – (33,058) 19,007 9,378
International Allocation – 49,072 – 9,179
International Index – 4,713 418 129
Large Cap Value – 110,244 29,650 10,188
Limited Maturity Bond – (1,228) – 2,810
Mid Cap Stock – 51,656 31,505 1,328
Small Cap Stock – 21,989 4,735 1,253
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% (74) 74 – 913
Total Income/Non Income Cash from Affiliated
Investments $49,729
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 90
Total Affiliated Income from Securities Loaned, Net $90
Total Value $18,681 $252,827 $101,095

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 0.7% )
a
Value
Basic Materials (0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 218,250
4.635%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 216,432
Hexion, Inc., Term Loan
301,159
3.710%,  (LIBOR 3M +
3.500%), 7/1/2026
b
300,656
INEOS US Petrochem, LLC, Term
Loan
485,000
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
483,332
Innophos Holdings, Inc., Term
Loan
301,187
3.604%,  (LIBOR 1M +
3.500%), 2/7/2027
b
300,184
Momentive Performance Materials
USA, LLC, Term Loan
331,240
3.360%,  (LIBOR 1M +
3.250%), 5/15/2024
b
328,895
Nouryon USA, LLC, Term Loan
687,787
3.133%,  (PRIME + 1.750%),
10/1/2025
b
682,202
Pixelle Specialty Solutions, LLC,
Term Loan
537,483
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
537,149
Venator Finance SARL, Term Loan
343,217
3.104%,  (LIBOR 1M +
3.000%), 8/8/2024
b
339,785
Total 3,188,635
Capital Goods (0.1%)
Flex Acquisition Company, Inc.,
Term Loan
652,153
3.395%,  (LIBOR 3M +
3.250%), 6/29/2025
b
645,410
275,000
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
273,683
Gemini HDPE, LLC, Term Loan
424,398
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
423,515
GFL Environmental, Inc., Term
Loan
442,775
3.500%,  (LIBOR 1M +
3.000%), 5/31/2025
b
442,837
Graham Packaging Company,
Inc., Term Loan
453,863
3.750%,  (LIBOR 1M +
3.000%), 8/4/2027
b
453,191
Groupe Solmax, Inc., Term Loan
260,000
0.000%,  (LIBOR 1M +
4.750%), 6/28/2028
b,c,d
258,700
Mauser Packaging Solutions
Holding Company, Term Loan
466,496
3.354%,  (LIBOR 1M +
3.250%), 4/3/2024
b
454,908
MI Windows and Doors, Inc., Term
Loan
402,975
4.500%,  (LIBOR 1M +
3.750%), 12/18/2027
b
403,229
Navistar, Inc., Term Loan
106,425
3.600%,  (LIBOR 1M +
3.500%), 11/6/2024
b
106,425
Principal
Amount Bank Loans (0.7%)
a
Value
Capital Goods (0.1%) - continued
Pactiv Evergreen Group Holdings,
Inc., Term Loan
$ 105,655
2.854%,  (LIBOR 1M +
2.750%), 2/5/2023
b
$ 105,391
363,175
3.354%,  (LIBOR 1M +
3.250%), 2/5/2026
b
360,582
Quikrete Holdings Inc., Term Loan
370,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,c,d
366,877
TransDigm, Inc., Term Loan
1,056,672
2.354%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,040,252
TricorBraun Holdings, Inc.,
Delayed Draw
104,667
3.250%,  (LIBOR 3M +
3.250%), 3/3/2028
b,c,d
103,843
TricorBraun Holdings, Inc., Term
Loan
465,332
3.750%,  (LIBOR 3M +
3.250%), 3/3/2028
b
461,670
Vertiv Group Corporation, Term
Loan
1,552,200
2.836%,  (LIBOR 1M +
2.750%), 3/2/2027
b
1,541,660
Total 7,442,173
Communications Services (0.1%)
Altice France SA, Term Loan
297,600
2.936%,  (LIBOR 3M +
2.750%), 7/31/2025
b
292,267
Cablevision Lightpath, LLC, Term
Loan
427,850
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
427,850
CCI Buyer, Inc., Term Loan
114,713
4.750%,  (LIBOR 3M +
4.000%), 12/17/2027
b
114,835
CommScope, Inc., Term Loan
574,156
3.354%,  (LIBOR 1M +
3.250%), 4/4/2026
b
570,878
E.W. Scripps Company, Term Loan
391,650
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
391,161
Eagle Broadband Investments,
LLC, Term Loan
711,425
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
710,756
Entercom Media Corporation, Term
Loan
409,508
2.595%,  (LIBOR 1M +
2.500%), 11/17/2024
b
405,106
iHeartCommunications, Inc., Term
Loan
350,551
3.104%,  (LIBOR 1M +
3.000%), 5/1/2026
b
347,267
Intermediate Dutch Holdings, Term
Loan
399,000
4.080%,  (LIBOR 1M +
4.000%), 3/5/2028
b
399,427
Lumen Technologies, Inc., Term
Loan
310,691
2.354%,  (LIBOR 1M +
2.250%), 3/15/2027
b
306,264

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Communications Services (0.1%) - continued
Meredith Corporation, Term Loan
$ 372,181
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
$ 380,089
Metronet Systems Holdings, LLC,
Delayed Draw
41,667
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b,c,d
41,635
Metronet Systems Holdings, LLC,
Term Loan
374,999
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
374,718
NEP Group, Inc., Term Loan
702,000
3.354%,  (LIBOR 1M +
3.250%), 10/20/2025
b
682,695
70,000
7.104%,  (LIBOR 1M +
7.000%), 10/19/2026
b,e
68,425
Nexstar Broadcasting, Inc., Term
Loan
687,053
2.592%,  (LIBOR 1M +
2.500%), 9/19/2026
b
685,143
ORBCOMM, Inc., Term Loan
330,000
0.000%,  (LIBOR 1M +
4.250%), 6/17/2028
b,c,d
329,175
Peraton Corporation, Term Loan
588,525
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
b
589,749
Radiate Holdco, LLC, Term Loan
1,014,900
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
1,015,276
Terrier Media Buyer, Inc., Term
Loan
592,025
3.604%,  (LIBOR 1M +
3.500%), 12/17/2026
b
588,733
Univision Communications, Inc.,
Term Loan
305,000
0.000%,  (LIBOR 1M +
3.250%), 5/7/2028
b,c,d
303,603
Voyage Australia Property, Ltd.,
Term Loan
310,000
0.000%,  (LIBOR 1M +
3.500%), 5/27/2028
b,c,d,e
310,000
WideOpenWest Finance, LLC,
Term Loan
755,761
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
753,244
Xplornet Communications, Inc.,
Term Loan
440,674
4.854%,  (LIBOR 1M +
4.750%), 6/10/2027
b
440,516
Total 10,528,812
Consumer Cyclical (0.1%)
ACProducts Holdings, Inc., Term
Loan
180,000
4.417%,  (LIBOR 3M +
4.250%), 5/17/2028
b
178,972
Caesars Resort Collection, LLC,
Term Loan
570,687
4.604%,  (LIBOR 1M +
4.500%), 7/20/2025
b
572,114
Carnival Corporation, Term Loan
305,000
0.000%,  (LIBOR 1M +
3.000%), 6/30/2025
b,c,d
304,695
Principal
Amount Bank Loans (0.7%)
a
Value
Consumer Cyclical (0.1%) - continued
Cengage Learning, Inc., Term
Loan
$ 278,467
5.250%,  (LIBOR 1M +
4.250%), 6/7/2023
b
$ 278,617
610,000
0.000%,  (LIBOR 1M +
4.750%), 6/29/2026
b,c,d
610,384
CP Atlas Buyer, Inc., Term Loan
374,063
4.250%,  (LIBOR 1M +
3.750%), 11/23/2027
b
372,854
Golden Entertainment, Inc., Term
Loan
879,062
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
872,470
Golden Nugget, LLC, Term Loan
299,895
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
297,472
Harbor Freight Tools USA, Inc.,
Term Loan
552,225
3.750%,  (LIBOR 1M +
3.000%), 10/19/2027
b
551,855
LCPR Loan Financing, LLC, Term
Loan
390,000
3.823%,  (LIBOR 1M +
3.750%), 10/15/2028
b
390,246
Michaels Companies, Inc., Term
Loan
600,000
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
602,184
Osmosis Debt Merger Sub, Inc.,
Delayed Draw
41,875
0.000%,  (LIBOR 1M +
4.000%), 6/17/2028
b,c,d
41,980
Osmosis Debt Merger Sub, Inc.,
Term Loan
335,000
0.000%,  (LIBOR 1M +
4.000%), 6/17/2028
b,c,d
335,838
Penn National Gaming, Inc., Term
Loan
327,419
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
326,234
Raptor Acquisition Corporation,
Term Loan
205,000
0.000%,  (LIBOR 1M +
4.000%), 11/1/2026
b,c,d
205,256
Scientific Games International,
Inc., Term Loan
1,792,799
2.854%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,779,353
Staples, Inc., Term Loan
97,753
4.676%,  (LIBOR 3M +
4.500%), 9/12/2024
b
96,007
326,285
5.176%,  (LIBOR 3M +
5.000%), 4/12/2026
b
317,517
Stars Group Holdings BV, Term
Loan
440,568
3.647%,  (LIBOR 3M +
3.500%), 7/10/2025
b
440,626
Tenneco, Inc., Term Loan
426,506
3.104%,  (LIBOR 1M +
3.000%), 10/1/2025
b
421,388
Truck Hero, Inc., Term Loan
104,738
4.500%,  (LIBOR 1M +
3.750%), 2/24/2028
b
104,685

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Consumer Cyclical (0.1%) - continued
Wyndham Hotels & Resorts, Inc.,
Term Loan
$ 301,475
1.854%,  (LIBOR 1M +
1.750%), 5/30/2025
b
$ 298,837
Total 9,399,584
Consumer Non-Cyclical (0.1%)
Adient US, LLC, Term Loan
160,000
3.604%,  (LIBOR 1M +
3.500%), 4/8/2028
b
159,950
Bausch Health Americas, Inc.,
Term Loan
715,202
3.104%,  (LIBOR 1M +
3.000%), 6/1/2025
b
711,898
Bellring Brands, LLC, Term Loan
413,310
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
b
415,843
Blue Ribbon, LLC, Term Loan
417,375
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
411,323
Chobani, LLC, Term Loan
223,313
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
223,686
City Brewing Company, LLC, Term
Loan
240,000
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b,e
240,900
CNT Holdings I Corporation, Term
Loan
289,275
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
289,275
80,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b,e
81,000
Dole Food Company, Inc., Term
Loan
591,500
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b
590,761
Endo Luxembourg Finance
Company I Sarl, Term Loan
693,263
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
667,917
Gainwell Acquistion Corporation,
Term Loan
788,020
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
789,793
Global Medical Response, Inc.,
Term Loan
53,212
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
53,317
1,387,672
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
1,392,875
Lonza Specialty Ingredients, Term
Loan
570,000
0.000%,  (LIBOR 1M +
4.000%), 5/14/2028
b,c,d
570,308
MPH Acquisition Holdings, LLC,
Term Loan
1,243,926
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,240,257
Ortho-Clinical Diagnostics SA,
Term Loan
772,166
3.089%,  (LIBOR 1M +
3.000%), 6/30/2025
b
771,340
Principal
Amount Bank Loans (0.7%)
a
Value
Consumer Non-Cyclical (0.1%) - continued
Petco Health & Wellness
Company, Inc., Term Loan
$ 508,725
3.373%,  (LIBOR 2M +
3.250%), 3/4/2028
b
$ 507,545
PetSmart, Inc., Term Loan
720,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
720,180
Precision Medicine Group, LLC,
Delayed Draw
59,423
3.750%,  (LIBOR 1M +
3.000%), 11/20/2027
b,c,d
59,200
Precision Medicine Group, LLC,
Term Loan
453,299
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
451,599
Sotera Health Holdings, LLC, Term
Loan
291,000
3.250%,  (LIBOR 3M +
2.750%), 12/13/2026
b
289,667
Total 10,638,634
Energy (<0.1%)
Calpine Corporation, Term Loan
552,225
2.610%,  (LIBOR 1M +
2.500%), 12/16/2027
b
548,177
Energizer Holdings, Inc., Term
Loan
134,662
2.750%,  (LIBOR 1M +
2.250%), 12/22/2027
b
134,225
Lealand Finance Company BV,
Term Loan
121,789
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
54,095
Total 736,497
Financials (<0.1%)
Asurion, LLC, Term Loan
611,925
3.354%,  (LIBOR 1M +
3.250%), 12/23/2026
b
604,661
224,438
3.354%,  (LIBOR 1M +
3.250%), 8/3/2027
b
221,818
400,000
5.354%,  (LIBOR 1M +
5.250%), 2/3/2028
b
402,832
Digicel International Finance, Ltd.,
Term Loan
457,842
3.430%,  (LIBOR 3M +
3.250%), 5/27/2024
b
438,673
MoneyGram International, Inc.,
Term Loan
396,978
7.000%,  (LIBOR 1M +
6.000%), 6/30/2023
b
400,381
Northriver Midstream Finance, LP,
Term Loan
300,818
3.452%,  (LIBOR 3M +
3.250%), 10/1/2025
b
298,059
Tiger Acquisition, LLC, Term Loan
200,000
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
b
199,438

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (0.7%)
a
Value
Financials (<0.1%) - continued
Tronox Finance, LLC, Term Loan
$ 357,404
2.630%,  (LIBOR 3M +
2.500%), 3/11/2028
b
$ 354,852
Total 2,920,714
Technology (0.1%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
472,025
3.686%,  (LIBOR 3M +
3.500%), 8/21/2026
b
460,423
Crown Subsea Communications
Holding, Inc., Term Loan
565,753
5.750%,  (LIBOR 1M +
5.000%), 4/27/2027
b
569,052
Gogo Intermediate Holdings, LLC,
Term Loan
520,000
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
518,700
Lummus Technology Holdings V,
LLC, Term Loan
1,082,288
3.604%,  (LIBOR 1M +
3.500%), 6/30/2027
b
1,075,134
Prime Security Services Borrower,
LLC, Term Loan
1,346,625
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
1,345,157
Rackspace Technology Global,
Inc., Term Loan
867,825
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
862,653
Redstone Holdco 2 LP, Delayed
Draw
84,687
5.500%,  (LIBOR 1M +
4.750%), 4/27/2028
b,c,d
84,405
62,563
0.000%,  (LIBOR 1M +
7.750%), 4/27/2029
b,c,d
61,363
Redstone Holdco 2 LP, Term Loan
216,380
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
215,659
109,103
8.500%,  (LIBOR 3M +
7.750%), 4/27/2029
b
107,012
SS&C Technologies, Inc., Term
Loan
53,366
1.854%,  (LIBOR 1M +
1.750%), 4/16/2025
b
52,699
43,088
1.854%,  (LIBOR 1M +
1.750%), 4/16/2025
b
42,549
Verscend Holding Corporation,
Term Loan
200,000
4.104%,  (LIBOR 1M +
4.000%), 8/27/2025
b
200,322
Zayo Group Holdings, Inc., Term
Loan
932,974
3.104%,  (LIBOR 1M +
3.000%), 3/9/2027
b
922,552
Total 6,517,680
Transportation (<0.1%)
American Airlines, Inc., Term Loan
1,040,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
1,083,420
Principal
Amount Bank Loans (0.7%)
a
Value
Transportation (<0.1%) - continued
Genesee & Wyoming, Inc., Term
Loan
$ 602,375
2.147%,  (LIBOR 3M +
2.000%), 12/30/2026
b
$ 598,026
Hertz Corporation, Term Loan
165,000
0.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b,c,d
164,794
31,096
0.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b,c,d
31,057
Mileage Plus Holdings, LLC, Term
Loan
335,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
357,498
SkyMiles IP, Ltd., Term Loan
130,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
137,240
United Airlines, Inc., Term Loan
309,225
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
313,004
Total 2,685,039
Utilities (0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
105,371
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
105,734
Blackstone CQP Holdco LP, Term
Loan
735,000
4.250%,  (LIBOR 3M +
3.750%), 6/4/2028
b
731,693
Core and Main, LP, Term Loan
616,506
3.750%,  (LIBOR 1M +
2.750%), 8/1/2024
b
615,544
EnergySolutions, LLC, Term Loan
299,627
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
297,098
Exgen Renewables IV, LLC, Term
Loan
185,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
184,846
Osmose Utilities Services, Inc.,
Term Loan
130,000
0.000%,  (LIBOR 1M +
3.250%), 6/17/2028
b,c,d
129,350
PG&E Corporation, Term Loan
771,105
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
760,025
Talen Energy Supply, LLC, Term
Loan
247,950
3.854%,  (LIBOR 1M +
3.750%), 7/8/2026
b
227,960
Total 3,052,250
Total Bank Loans
(cost $56,959,994) 57,110,018
Shares
Registered Investment
Companies ( 47.5% ) Value
Unaffiliated  (0.8%)
615,950 Invesco Senior Loan ETF 13,643,293
8,805 iShares Russell 2000 Value Index
Fund 1,459,605

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (47.5%) Value
Unaffiliated  (0.8%)- continued
8,705 ProShares Ultra S&P 500
g
$ 1,038,855
1,201 ProShares UltraPro QQQ 147,122
56,707 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF 1,563,979
100,981 SPDR S&P 500 ETF Trust 43,225,927
30,527 SPDR S&P Oil and Gas Exploration
ETF
g
2,951,656
Total 64,030,437
Affiliated  (46.7%)
9,247,713 Thrivent Core Emerging Markets
Debt Fund 92,014,747
6,068,384 Thrivent Core Emerging Markets
Equity Fund 77,250,523
10,919,938 Thrivent Core International Equity
Fund 118,699,731
18,215,096 Thrivent Core Low Volatility Equity
Fund 254,829,193
34,685,954 Thrivent Global Stock Portfolio 534,635,418
13,886,627 Thrivent High Yield Portfolio 65,107,450
18,413,186 Thrivent Income Portfolio 200,495,661
55,574,435 Thrivent International Allocation
Portfolio 614,753,283
3,400,060 Thrivent International Index
Portfolio 46,413,203
27,982,848 Thrivent Large Cap Value Portfolio 619,635,391
10,487,728 Thrivent Limited Maturity Bond
Portfolio 105,600,930
27,453,263 Thrivent Mid Cap Stock Portfolio 688,909,428
6,854,734 Thrivent Small Cap Stock Portfolio 166,849,721
Total 3,585,194,679
Total Registered Investment
Companies (cost $2,682,352,937) 3,649,225,116
Shares Common Stock ( 32.9% ) Value
Communications Services (2.4%)
101,787 Activision Blizzard, Inc. 9,714,551
26,589 Alphabet, Inc., Class A
h
64,924,754
2,065 Alphabet, Inc., Class C
h
5,175,551
41,301 AMC Networks, Inc.
h
2,758,907
15,960 ANGI Homeservices, Inc.
h
215,779
106,263 AT&T, Inc. 3,058,249
43,469 Audacy, Inc.
h
187,351
117 Cardlytics, Inc.
h
14,851
14,978 Cars.com, Inc.
h
214,635
3,272 Charter Communications, Inc.
h
2,360,584
27,956 Comcast Corporation 1,594,051
12,449 Discovery, Inc., Class A
g,h
381,935
5,012 DISH Network Corporation
h
209,502
4,013 E.W. Scripps Company 81,825
8,724 EchoStar Corporation
h
211,906
21,049 Electronic Arts, Inc. 3,027,478
117,433 Facebook, Inc.
h
40,832,628
31,059 Gannett Company, Inc.
h
170,514
5,583 Gray Television, Inc. 130,642
5,135 Hemisphere Media Group, Inc.
h
60,593
31,263 Interpublic Group of Companies,
Inc. 1,015,735
117,804 Live Nation Entertainment, Inc.
h
10,318,452
3,375 Lumen Technologies, Inc. 45,866
47,025 Match Group, Inc.
h
7,582,781
27,181 Omnicom Group, Inc. 2,174,208
Shares Common Stock (32.9%) Value
Communications Services (2.4%) - continued
196,619 QuinStreet, Inc.
h
$ 3,653,181
15,179 RingCentral, Inc.
h
4,410,714
162 Roku, Inc.
h
74,399
13,302 Take-Two Interactive Software,
Inc.
h
2,354,720
15,833 Telephone & Data Systems, Inc. 358,776
190,644 Twitter, Inc.
h
13,118,214
2,574 United States Cellular Corporation
h
93,462
33,021 Verizon Communications, Inc. 1,850,167
9,753 ViacomCBS, Inc. 440,836
2,074 Walt Disney Company
h
364,547
10,234 WideOpenWest, Inc.
h
211,946
5,129 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
h
75,653
2,324 Zillow Group, Inc.
h
284,760
Total 183,754,703
Consumer Discretionary (4.7%)
9,567 Adient plc
h
432,428
26,126 Amazon.com, Inc.
h
89,877,620
40,324 American Axle & Manufacturing
Holdings, Inc.
h
417,353
14,597 American Eagle Outfitters, Inc. 547,825
98,358 Aptiv plc
h
15,474,664
6,203 AutoNation, Inc.
h
588,106
750 AutoZone, Inc.
h
1,119,165
47,038 Bally's Corporation
h
2,545,226
8,035 Bed Bath & Beyond, Inc.
h
267,485
10,761 BJ's Restaurants, Inc.
h
528,796
2,108 Brinker International, Inc.
h
130,380
2,758 Brunswick Corporation 274,752
14,934 Burlington Stores, Inc.
h
4,808,599
37,895 Caesars Entertainment, Inc.
h
3,931,606
26,329 Carvana Company
h
7,946,619
65,869 Cedar Fair, LP
h
2,952,907
32,885 Chegg, Inc.
h
2,733,072
41,039 Chewy, Inc.
g,h
3,271,219
67,905 Chico's FAS, Inc.
h
446,815
4,633 Children's Place, Inc.
h
431,147
11,534 Chipotle Mexican Grill, Inc.
h
17,881,622
34,333 Choice Hotels International, Inc. 4,080,820
954 Churchill Downs, Inc. 189,140
18,442 Clarus Corporation 473,959
221,246 Cooper-Standard Holdings, Inc.
h
6,416,134
4,365 Cracker Barrel Old Country Store,
Inc. 648,028
35,944 Crocs, Inc.
h
4,188,195
22,073 Culp, Inc. 359,790
4,989 D.R. Horton, Inc. 450,856
18,503 Dana, Inc. 439,631
7,570 Darden Restaurants, Inc. 1,105,144
2,191 Deckers Outdoor Corporation
h
841,497
2,342 Denny's Corporation
h
38,620
21,109 Dick's Sporting Goods, Inc. 2,114,911
279 Dillard's, Inc. 50,465
1,311 Domino's Pizza, Inc. 611,568
5,473 Dorman Products, Inc.
h
567,386
217,731 Duluth Holdings, Inc.
h
4,496,145
32,059 Emerald Holding, Inc.
h
172,798
563,788 Everi Holdings, Inc.
h
14,060,873
1,352 Expedia Group, Inc.
h
221,336
62,118 Farfetch, Ltd.
h
3,128,262
33,671 Five Below, Inc.
h
6,507,594
12,820 Foot Locker, Inc. 790,097
2,651 Fox Factory Holding Corporation
h
412,655

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (32.9%) Value
Consumer Discretionary (4.7%) - continued
53,866 Gap, Inc. $ 1,812,591
3,983 Garmin, Ltd. 576,101
102,537 Gentex Corporation 3,392,949
8,239 Genuine Parts Company 1,041,986
18,664 G-III Apparel Group, Ltd.
h
613,299
13,092 Goodyear Tire & Rubber
Company
h
224,528
176 Graham Holdings Company 111,566
5,132 Grand Canyon Education, Inc.
h
461,726
6,701 Group 1 Automotive, Inc. 1,034,835
22,700 Guess ?, Inc. 599,280
25,734 H&R Block, Inc. 604,234
41,010 Hanesbrands, Inc. 765,657
9,683 Harley-Davidson, Inc. 443,675
1,683 Helen of Troy, Ltd.
h
383,926
5,315 Hilton Worldwide Holdings, Inc.
h
641,095
18,003 Home Depot, Inc. 5,740,977
21,833 IAA, Inc.
h
1,190,772
6,509 KB Home 265,046
75,018 Kohl's Corporation 4,134,242
28,959 L Brands, Inc. 2,086,786
18,202 Lear Corporation 3,190,447
96,982 Leggett & Platt, Inc. 5,024,637
7,580 Lennar Corporation 753,073
2,007 Libbey, Inc.
h
4,265
18,310 Lithia Motors, Inc. 6,292,048
8,638 Lowe's Companies, Inc. 1,675,513
1,072 Lululemon Athletica, Inc.
h
391,248
4,591 M.D.C. Holdings, Inc. 232,305
56,622 Macy's, Inc.
h
1,073,553
49,688 Magnite, Inc.
h
1,681,442
12,208 Marriott International, Inc.
h
1,666,636
2,184 Marriott Vacations Worldwide
Corporation
h
347,911
27,487 Mattel, Inc.
h
552,489
11,807 McDonald's Corporation 2,727,299
964 Mercadolibre, Inc.
h
1,501,710
60,687 Miller Industries, Inc. 2,393,495
2,425 Mohawk Industries, Inc.
h
466,061
20,736 NIKE, Inc. 3,203,505
52,665 Nordstrom, Inc.
h
1,925,959
49,782 Norwegian Cruise Line Holdings,
Ltd.
g,h
1,464,089
1,336 NVR, Inc.
h
6,644,329
43,982 Ollie's Bargain Outlet Holdings,
Inc.
h
3,700,206
29,190 Papa John's International, Inc. 3,048,604
41,799 Park Hotels and Resorts, Inc.
h
861,477
72,797 Penn National Gaming, Inc.
h
5,568,242
69,331 Planet Fitness, Inc.
h
5,217,158
1,631 Pool Corporation 748,074
7,725 PulteGroup, Inc. 421,553
3,544 Purple Innovation, Inc.
h
93,597
4,451 PVH Corporation
h
478,883
152,790 Qurate Retail, Inc. 2,000,021
340 RH
h
230,860
13,379 Ross Stores, Inc. 1,658,996
22,581 Ruth's Hospitality Group, Inc.
h
520,040
88,438 Skyline Corporation
h
4,713,745
22,469 Sleep Number Corporation
h
2,470,467
6,687 Sony Group Corporation ADR 650,110
9,233 Standard Motor Products, Inc. 400,251
85,202 Stoneridge, Inc.
h
2,513,459
1,670 Strategic Education, Inc. 127,020
82,716 Taylor Morrison Home Corporation
h
2,185,357
Shares Common Stock (32.9%) Value
Consumer Discretionary (4.7%) - continued
11,229 Tenneco, Inc.
h
$ 216,944
32,318 Tesla, Inc.
h
21,966,545
3,433 Thor Industries, Inc. 387,929
33,935 Toll Brothers, Inc. 1,961,782
6,243 TopBuild Corporation
h
1,234,741
16,555 Tri Pointe Homes, Inc.
h
354,774
43,993 TripAdvisor, Inc.
h
1,772,918
24,829 Tupperware Brands Corporation
h
589,689
11,564 Ulta Beauty, Inc.
h
3,998,484
5,013 Urban Outfitters, Inc.
h
206,636
4,282 Vail Resorts, Inc.
h
1,355,339
1,458 Whirlpool Corporation 317,873
1,120 Williams-Sonoma, Inc. 178,808
30,475 Wingstop, Inc. 4,803,774
82 Winmark Corporation 15,751
8,404 Wolverine World Wide, Inc. 282,711
54,214 Wyndham Hotels and Resorts, Inc. 3,919,130
11,152 Yum! Brands, Inc. 1,282,815
64,942 Zumiez, Inc.
h
3,181,509
Total 363,946,867
Consumer Staples (0.7%)
7,160 Altria Group, Inc. 341,389
87,700 BJ's Wholesale Club Holdings,
Inc.
h
4,172,766
340 Boston Beer Company, Inc.
h
347,072
1,743 Church & Dwight Company, Inc. 148,538
20,985 Colgate-Palmolive Company 1,707,130
9,907 Costco Wholesale Corporation 3,919,903
120,347 Coty, Inc.
h
1,124,041
15,992 Darling Ingredients, Inc.
h
1,079,460
225,436 e.l.f. Beauty, Inc.
h
6,118,333
19,390 Flowers Foods, Inc. 469,238
894 General Mills, Inc. 54,471
9,193 Hain Celestial Group, Inc.
h
368,823
3,550 Hershey Company 618,339
3,563 Ingredion, Inc. 322,451
19,918 John B. Sanfilippo & Son, Inc. 1,764,137
2,620 Kimberly-Clark Corporation 350,504
56,542 Lamb Weston Holdings, Inc. 4,560,678
1,803 Medifast, Inc. 510,213
27,491 Monster Beverage Corporation
h
2,511,303
2,105 PepsiCo, Inc. 311,898
6,427 Performance Food Group
Company
h
311,645
69,488 Philip Morris International, Inc. 6,886,956
3,308 Pilgrim's Pride Corporation
h
73,371
255,344 Primo Water Corporation 4,271,905
16,422 Procter & Gamble Company 2,215,820
4,433 Seneca Foods Corporation
h
226,438
313 Tootsie Roll Industries, Inc.
g
10,614
192,997 Turning Point Brands, Inc. 8,833,473
2,262 United Natural Foods, Inc.
h
83,649
7,747 US Foods Holding Corporation
h
297,175
4,545 Utz Brands, Inc.
g
99,035
5,685 Vector Group, Ltd. 80,386
9,857 Wal-Mart Stores, Inc. 1,390,034
Total 55,581,188
Energy (0.6%)
36,149 Antero Midstream Corporation 375,588
143,787 Antero Resources Corporation
h
2,161,119
85,960 Archrock, Inc. 765,904
2,121 Bonanza Creek Energy, Inc. 99,835

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (32.9%) Value
Energy (0.6%) - continued
16,834 BP plc ADR $ 444,754
703 Callon Petroleum Company
g,h
40,556
109,383 Centennial Resource
Development, Inc.
g,h
741,617
24,918 ChampionX Corporation
h
639,147
7,577 Chevron Corporation 793,615
4,353 Clean Energy Fuels Corporation
g,h
44,183
25,444 CNX Resources Corporation
h
347,565
8,442 ConocoPhillips 514,118
3,418 CONSOL Energy, Inc.
h
63,130
33,463 Continental Resources, Inc. 1,272,598
19,765 Core Laboratories NV 769,847
148,463 Devon Energy Corporation 4,333,635
25,043 Diamondback Energy, Inc. 2,351,287
16,828 Dorian LPG, Ltd.
h
237,611
73,796 EnLink Midstream, LLC 471,556
18,307 Enterprise Products Partners, LP 441,748
20,437 EOG Resources, Inc. 1,705,263
103,299 Equitrans Midstream Corporation 879,074
27,327 Exterran Corporation
h
130,077
11,331 Exxon Mobil Corporation 714,759
40,089 Halliburton Company 926,858
23,050 Helix Energy Solutions Group, Inc.
h
131,615
159,624 Helmerich & Payne, Inc. 5,208,531
21,084 HollyFrontier Corporation 693,664
137,795 Kinder Morgan, Inc. 2,512,003
31,279 Kosmos Energy, Ltd.
h
108,225
13,029 Magnolia Oil & Gas Corporation
h
203,643
173,779 Marathon Oil Corporation 2,366,870
6,118 Marathon Petroleum Corporation 369,650
28,772 Matador Resources Company 1,036,080
50,010 McDermott International, Inc.
h
24,505
380 Nabors Industries, Ltd., Warrants
(Expires 06/11/2026)
h
3,800
201,284 Nine Energy Service, Inc.
h
591,775
5,198 Northern Oil and Gas, Inc. 107,962
31,156 Occidental Petroleum Corporation 974,248
724 Oceaneering International, Inc.
h
11,273
20,369 Patterson-UTI Energy, Inc. 202,468
18,409 PBF Energy, Inc.
h
281,658
6,076 Pioneer Natural Resources
Company 987,472
17,420 Plains GP Holdings, LP 207,995
49,425 ProPetro Holding Corporation
h
452,733
3,260 Renewable Energy Group, Inc.
h
203,228
30,076 RPC, Inc.
h
148,876
57,658 SM Energy Company 1,420,117
161,578 Southwestern Energy Company
h
916,147
58,150 Talos Energy, Inc.
h
909,466
12,481 Targa Resources Corporation 554,780
306 Texas Pacific Land Corporation 489,520
174,601 Transocean, Ltd.
g,h
789,197
2,295 Valero Energy Corporation 179,194
5,289 World Fuel Services Corporation 167,820
Total 43,519,959
Financials (3.9%)
534 1st Source Corporation 24,810
132,353 Air Lease Corporation 5,524,414
3,993 Alleghany Corporation
h
2,663,611
805 Allegiance Bancshares, Inc. 30,944
7,709 Ally Financial, Inc. 384,217
32,248 American Equity Investment Life
Holding Company 1,042,255
62,892 American Express Company 10,391,645
Shares Common Stock (32.9%) Value
Financials (3.9%) - continued
22,066 American Financial Group, Inc. $ 2,752,072
2,932 Ameriprise Financial, Inc. 729,716
48,350 Ameris Bancorp 2,447,961
97,839 Annaly Capital Management, Inc. 868,810
44,305 Apollo Commercial Real Estate
Finance, Inc. 706,665
81,022 Arch Capital Group, Ltd.
h
3,154,997
5,935 Argo Group International Holdings,
Ltd. 307,611
22,127 Arthur J. Gallagher and Company 3,099,550
11,696 Artisan Partners Asset
Management, Inc. 594,391
81,312 Associated Banc-Corp 1,665,270
92,493 Assured Guaranty, Ltd. 4,391,568
51,808 Bank of America Corporation 2,136,044
3,783 Bank of Marin Bancorp 120,678
68,918 Bank of N.T. Butterfield & Son, Ltd. 2,443,143
21,910 BankFinancial Corporation 250,650
34,032 Banner Corporation 1,844,875
12,939 Berkshire Hathaway, Inc.
h
3,596,007
24,982 Berkshire Hills Bancorp, Inc. 684,757
4,300 BlackRock, Inc. 3,762,371
9,633 Blackstone Mortgage Trust, Inc. 307,196
143 BM Technologies, Inc.
e,h
1,779
1,197 BOK Financial Corporation 103,660
153,840 Bridgewater Bancshares, Inc.
h
2,484,516
21,591 Brighthouse Financial, Inc.
h
983,254
25,436 BrightSphere Investment Group 595,966
6,555 BrightSpire Capital, Inc. 61,617
20,804 Brookline Bancorp, Inc. 311,020
8,344 Brown and Brown, Inc. 443,400
42,440 Byline Bancorp, Inc. 960,417
6,010 Capital One Financial Corporation 929,687
29,783 Central Pacific Financial
Corporation 776,145
196,240 Charles Schwab Corporation 14,288,234
60,520 Chimera Investment Corporation 911,431
6,505 Chubb, Ltd. 1,033,905
20,112 Cincinnati Financial Corporation 2,345,461
62,020 Citigroup, Inc. 4,387,915
14,774 Citizens Financial Group, Inc. 677,683
10,707 CME Group, Inc. 2,277,165
16,044 CNO Financial Group, Inc. 378,959
106,162 Columbia Banking System, Inc. 4,093,607
7,026 Comerica, Inc. 501,235
1,156 Commerce Bancshares, Inc. 86,191
32,714 Community Trust Bancorp, Inc. 1,320,991
134 Cullen/Frost Bankers, Inc. 15,008
24,855 Customers Bancorp, Inc.
h
969,096
575 Diamond Hill Investment Group,
Inc. 96,203
4,884 Discover Financial Services 577,728
10,504 East West Bancorp, Inc. 753,032
12,098 Ellington Residential Mortgage
REIT 142,393
997 Employers Holdings, Inc. 42,672
24,435 Enova International, Inc.
h
835,921
308 Enstar Group, Ltd.
h
73,587
76,329 Enterprise Financial Services
Corporation 3,540,902
53,583 Equitable Holdings, Inc. 1,631,602
24,702 Essent Group, Ltd. 1,110,355
31,480 Evercore, Inc. 4,431,440
59,075 F.N.B. Corporation 728,395
6,945 FactSet Research Systems, Inc. 2,330,811

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (32.9%) Value
Financials (3.9%) - continued
2,189 Federal Agricultural Mortgage
Corporation $ 216,492
25,182 Financial Institutions, Inc. 755,460
370 First American Financial
Corporation 23,070
70,764 First Bancorp/Puerto Rico 843,507
52,055 First Busey Corporation 1,283,676
24,497 First Financial Bancorp 578,864
16,408 First Financial Corporation 669,775
21,245 First Horizon Corporation 367,114
1,557 First Mid-Illinois Bancshares, Inc. 63,074
3,228 First of Long Island Corporation 68,530
44,248 First Republic Bank 8,281,898
4,320 Flushing Financial Corporation 92,578
123,739 Fulton Financial Corporation 1,952,601
39,215 Glacier Bancorp, Inc. 2,159,962
40,478 Granite Point Mortgage Trust, Inc. 597,051
34,344 Great Southern Bancorp, Inc. 1,851,142
5,967 Great Western Bancorp, Inc. 195,658
32,957 Hamilton Lane, Inc. 3,003,042
85,836 Hancock Whitney Corporation 3,814,552
17,803 Hanmi Financial Corporation 339,325
25,431 Hanover Insurance Group, Inc. 3,449,461
131,195 Heartland Financial USA, Inc. 6,164,853
24,491 Heritage Commerce Corporation 272,585
9,605 HomeStreet, Inc. 391,308
26,753 Hometrust Bancshares, Inc. 746,409
192,993 Hope Bancorp, Inc. 2,736,641
35,917 Horizon Bancorp, Inc. 626,033
23,845 Houlihan Lokey, Inc. 1,950,283
292,219 Huntington Bancshares, Inc. 4,169,965
44,107 Independent Bank Corporation 957,563
71,171 Invesco, Ltd. 1,902,401
21,152 J.P. Morgan Chase & Company 3,289,982
10,821 Jefferies Financial Group, Inc. 370,078
7,871 KeyCorp 162,536
33,339 Kinsale Capital Group, Inc. 5,493,267
11,129 Ladder Capital Corporation 128,429
9,057 Lakeland Bancorp, Inc. 158,316
35,805 Lincoln National Corporation 2,249,986
7,735 Loews Corporation 422,718
8,133 LPL Financial Holdings, Inc. 1,097,792
473 MarketAxess Holdings, Inc. 219,278
7,299 Marsh & McLennan Companies,
Inc. 1,026,823
8,120 Mercantile Bank Corporation 245,224
141,229 MFA Financial, Inc. 648,241
10,462 Midland States Bancorp, Inc. 274,837
45,973 MidWestOne Financial Group, Inc. 1,322,643
3,751 Moody's Corporation 1,359,250
12,892 Morgan Stanley 1,182,067
28,393 Mr. Cooper Group, Inc.
h
938,673
9,629 MSCI, Inc. 5,133,027
58 Nasdaq, Inc. 10,196
516 National Western Life Group, Inc. 115,785
66,314 Navient Corporation 1,281,850
2,045 NBT Bancorp, Inc. 73,559
153,216 New York Community Bancorp,
Inc. 1,688,440
33,362 New York Mortgage Trust, Inc. 149,128
5,276 Newmark Group, Inc. 63,365
22,267 NMI Holdings, Inc.
h
500,562
11,852 Northern Trust Corporation 1,370,328
18,149 OFG Bancorp 401,456
43,093 Old National Bancorp 758,868
Shares Common Stock (32.9%) Value
Financials (3.9%) - continued
19,451 Old Second Bancorp, Inc. $ 241,192
3,386 OneMain Holdings, Inc. 202,855
38,743 PacWest Bancorp 1,594,662
842 Peapack-Gladstone Financial
Corporation 26,161
6,552 Peoples Bancorp, Inc. 194,070
79,537 Popular, Inc. 5,969,252
824 Preferred Bank 52,134
36,674 Premier Financial Corporation 1,041,908
26,010 Primerica, Inc. 3,983,171
3,648 Prosperity Bancshares, Inc. 261,926
26,238 QCR Holdings, Inc. 1,261,785
117,122 Radian Group, Inc. 2,605,965
12,140 Raymond James Financial, Inc. 1,576,986
35,042 Redwood Trust, Inc. 422,957
14,051 Regions Financial Corporation 283,549
24,293 Reinsurance Group of America,
Inc. 2,769,402
11,469 RenaissanceRe Holdings, Ltd. 1,706,817
879 RLI Corporation 91,935
40,544 S&P Global, Inc. 16,641,285
3,693 Safety Insurance Group, Inc. 289,088
146,155 Seacoast Banking Corporation of
Florida 4,991,193
39,542 SEI Investments Company 2,450,418
19,217 Selective Insurance Group, Inc. 1,559,460
14,951 Signature Bank 3,672,713
1,361 Southside Bancshares, Inc. 52,031
37,028 Starwood Property Trust, Inc. 969,023
13,275 State Street Corporation 1,092,267
2,600 Stifel Financial Corporation 168,636
11,929 Synchrony Financial 578,795
75,975 Synovus Financial Corporation 3,333,783
6,519 T. Rowe Price Group, Inc. 1,290,566
8,123 Territorial Bancorp, Inc. 210,954
30,153 Texas Capital Bancshares, Inc.
h
1,914,414
25,215 TMX Group, Ltd. 2,663,482
2,770 Torchmark Corporation 263,843
5,769 Towne Bank 175,493
38,098 TPG RE Finance Trust, Inc. 512,418
15,324 TriCo Bancshares 652,496
50,310 Triumph Bancorp, Inc.
h
3,735,518
10,308 Truist Financial Corporation 572,094
10,169 TrustCo Bank Corporation NY 349,610
14,288 Trustmark Corporation 440,070
35,890 Two Harbors Investment
Corporation 271,328
213,831 Umpqua Holdings Corporation 3,945,182
1,803 United Bankshares, Inc. 65,810
4,875 Univest Financial Corporation 128,554
103,328 Unum Group 2,934,515
25,199 Valley National Bancorp 338,423
10,173 Voya Financial, Inc. 625,640
1,167 Walker & Dunlop, Inc. 121,811
9,514 Washington Trust Bancorp, Inc. 488,544
30,689 Wells Fargo & Company 1,389,905
11,024 WesBanco, Inc. 392,785
930 Westamerica Bancorporation 53,968
151,054 Western Alliance Bancorp 14,025,364
47,597 Western Asset Mortgage Capital
Corporation 154,690
1,067 Westwood Holdings Group, Inc. 23,218
33,155 Wintrust Financial Corporation 2,507,513
32,886 Zions Bancorporations NA 1,738,354

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (32.9%) Value
Financials (3.9%) - continued
1,361 Zurich Insurance Group AG $ 546,667
Total 298,439,836
Health Care (4.6%)
7,248 Abbott Laboratories 840,261
10,166 AbbVie, Inc. 1,145,098
141,233 ACADIA Pharmaceuticals, Inc.
h
3,444,673
2,235 Acceleron Pharma, Inc.
h
280,470
110,343 Adaptive Biotechnologies
Corporation
h
4,508,615
352 Align Technology, Inc.
h
215,072
1,182 Allakos, Inc.
h
100,907
8,366 Allogene Therapeutics, Inc.
h
218,185
19,289 Amedisys, Inc.
h
4,724,455
17,703 American Well Corporation
h
222,704
45,006 Amgen, Inc. 10,970,213
44,940 AMN Healthcare Services, Inc.
h
4,358,281
2,226 Anthem, Inc. 849,887
546 Arcutis Biotherapeutics, Inc.
h
14,900
297,053 Ardelyx, Inc.
h
2,251,662
15,168 Arena Pharmaceuticals, Inc.
h
1,034,458
17,563 Argenx SE ADR
h
5,287,692
34,828 Ascendis Pharma AS ADR
h
4,581,623
415 Atrion Corporation 257,686
44,598 Avantor, Inc.
h
1,583,675
80,236 Axonics Modulation Technologies,
Inc.
h
5,087,765
23,306 Baxter International, Inc. 1,876,133
4,248 Becton, Dickinson and Company 1,033,071
23,360 BioCryst Pharmaceuticals, Inc.
h
369,322
1,675 Biogen, Inc.
h
580,002
72,361 Biohaven Pharmaceutical Holding
Company, Ltd.
h
7,024,806
995 Bio-Rad Laboratories, Inc.
h
641,069
19,745 Bio-Techne Corporation 8,890,384
1,990 Bristol-Myers Squibb Company 132,972
3,456 Bruker Corporation 262,587
49,022 Centene Corporation
h
3,575,174
98,664 Cerner Corporation 7,711,578
9,232 Charles River Laboratories
International, Inc.
h
3,415,101
3,134 Chemed Corporation 1,487,083
3,221 Cigna Holding Company 763,602
7,071 Cooper Companies, Inc. 2,802,025
13,072 CryoLife, Inc.
h
371,245
5,717 CVS Health Corporation 477,027
3,843 CytomX Therapeutics, Inc.
h
24,326
1,666 Danaher Corporation 447,088
34,410 Dexcom, Inc.
h
14,693,070
6,924 Editas Medicine, Inc.
g,h
392,175
78,902 Edwards Lifesciences Corporation
h
8,171,880
32,846 Endo International plc
h
153,719
271 Fate Therapeutics, Inc.
h
23,520
3,220 Generation Bio Company
h
86,618
36,174 Gilead Sciences, Inc. 2,490,942
8,304 GlaxoSmithKline plc ADR 330,665
11,223 Global Blood Therapeutics, Inc.
h
393,029
85,527 GoodRx Holdings, Inc.
g,h
3,079,827
59,190 Guardant Health, Inc.
h
7,350,806
1,353 Haemonetics Corporation
h
90,164
60,142 Halozyme Therapeutics, Inc.
h
2,731,048
3,112 HCA Healthcare, Inc. 643,375
5,880 HealthEquity, Inc.
h
473,222
23,035 Hill-Rom Holdings, Inc. 2,616,546
13,232 Humana, Inc. 5,858,071
Shares Common Stock (32.9%) Value
Health Care (4.6%) - continued
1,049 ICU Medical, Inc.
h
$ 215,884
5,877 Illumina, Inc.
h
2,781,055
71,175 Immunocore Holdings plc ADR
h
2,779,384
11,746 ImmunoGen, Inc.
h
77,406
37,841 InMode, Ltd.
h
3,582,786
27,588 Inspire Medical Systems, Inc.
h
5,331,657
17,598 Insulet Corporation
h
4,830,827
3,354 Integra LifeSciences Holdings
Corporation
h
228,877
13,524 Intuitive Surgical, Inc.
h
12,437,211
22,714 Ionis Pharmaceuticals, Inc.
h
906,061
12,207 IQVIA Holding, Inc.
h
2,958,000
28,968 Johnson & Johnson 4,772,188
4,171 Kura Oncology, Inc.
h
86,965
3,036 Laboratory Corporation of America
Holdings
h
837,481
2,644 Lannett Company, Inc.
h
12,347
181,044 Lantheus Holdings, Inc.
h
5,004,056
78,769 LHC Group, Inc.
h
15,774,280
8,632 Lineage Cell Therapeutics, Inc.
h
24,601
5,410 Masimo Corporation
h
1,311,655
37,263 Medtronic plc 4,625,456
14,630 Merck & Company, Inc. 1,137,775
850 Mettler-Toledo International, Inc.
h
1,177,539
3,001 Moderna, Inc.
h
705,175
8,801 Molina Healthcare, Inc.
h
2,227,181
49,669 Natera, Inc.
h
5,638,922
16,422 National Healthcare Corporation 1,147,898
3,291 Nektar Therapeutics
h
56,474
8,910 Neogen Corporation
h
410,216
54,327 Nevro Corporation
h
9,006,873
83,026 Novo Nordisk AS ADR 6,955,088
14,257 NuVasive, Inc.
h
966,339
4,176 Omnicell, Inc.
h
632,455
2,551 Orthofix Medical, Inc.
h
102,321
62,672 Phreesia, Inc.
h
3,841,794
25,039 Premier, Inc. 871,107
44,388 Progyny, Inc.
h
2,618,892
70,045 Pulmonx Corporation
h
3,090,385
7,933 Reata Pharmaceuticals, Inc.
h
1,122,758
1,050 Regeneron Pharmaceuticals, Inc.
h
586,467
21,167 Repligen Corporation
h
4,225,357
4,350 Rubius Therapeutics, Inc.
h
106,184
20,863 Sarepta Therapeutics, Inc.
h
1,621,890
88,908 Silk Road Medical, Inc.
h
4,255,137
44,822 Stryker Corporation 11,641,618
648 Surmodics, Inc.
h
35,154
59,295 Syneos Health, Inc.
h
5,306,310
63,908 Tactile Systems Technology, Inc.
h
3,323,216
39,441 Teladoc Health, Inc.
h
6,558,644
16,541 Teleflex, Inc. 6,646,008
4,924 Tenet Healthcare Corporation
h
329,859
30,651 Thermo Fisher Scientific, Inc. 15,462,510
2,671 U.S. Physical Therapy, Inc. 309,489
10,942 UnitedHealth Group, Inc. 4,381,614
38,438 Veeva Systems, Inc.
h
11,952,296
3,981 Viatris, Inc. 56,889
289,736 Viemed Healthcare, Inc.
h
2,071,612
59,310 Vor BioPharma, Inc.
h
1,106,132
12,115 VYNE Therapeutics, Inc.
h
42,524
1,274 Waters Corporation
h
440,307
2,582 Zimmer Biomet Holdings, Inc. 415,237
86,265 Zoetis, Inc. 16,076,345

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (32.9%) Value
Health Care (4.6%) - continued
62,566 Zymeworks, Inc.
h
$ 2,170,415
Total 352,850,137
Industrials (4.5%)
2,860 Advanced Drainage Systems, Inc. 333,390
14,410 AECOM
h
912,441
2,658 Allegion plc 370,259
149,883 Altra Industrial Motion Corporation 9,745,393
29,926 AMETEK, Inc. 3,995,121
3,359 Armstrong World Industries, Inc. 360,286
112,314 ASGN, Inc.
h
10,886,596
37,234 AZZ, Inc. 1,927,976
133,905 Badger Infrastructure Solution 4,063,816
30,911 Bloom Energy Corporation
g,h
830,579
953 Boeing Company
h
228,301
24,940 Carlisle Companies, Inc. 4,773,017
51,839 CBIZ, Inc.
h
1,698,764
55,673 Chart Industries, Inc.
h
8,146,073
233 Copart, Inc.
h
30,716
3,919 CRA International, Inc. 335,466
66,961 Crane Company 6,185,188
24,587 CSW Industrials, Inc. 2,912,576
13,611 CSX Corporation 436,641
163 Cummins, Inc. 39,741
70,130 Curtiss-Wright Corporation 8,328,639
15,568 Delta Air Lines, Inc.
h
673,472
17,683 Desktop Metal, Inc.
h
203,354
5,318 Douglas Dynamics, Inc. 216,389
8,705 Dover Corporation 1,310,973
6,310 Dun and Bradstreet Holdings, Inc.
h
134,845
1,679 Dycom Industries, Inc.
h
125,136
14,331 Eaton Corporation plc 2,123,568
20,686 EMCOR Group, Inc. 2,548,308
22,053 Emerson Electric Company 2,122,381
12,864 Encore Wire Corporation 974,963
3,675 Expeditors International of
Washington, Inc. 465,255
3,555 Exponent, Inc. 317,142
33,578 Fastenal Company 1,746,056
164,073 First Advantage Corporation
h
3,266,693
31,775 Forrester Research, Inc.
h
1,455,295
74,125 Forward Air Corporation 6,652,719
9,267 GATX Corporation 819,851
15,204 Generac Holdings, Inc.
h
6,311,941
14,969 General Dynamics Corporation 2,818,064
12,638 Gorman-Rupp Company 435,253
4,561 Greenbrier Companies, Inc. 198,768
49,168 Helios Technologies, Inc. 3,837,562
53,378 Honeywell International, Inc. 11,708,464
171,435 Howmet Aerospace, Inc.
h
5,909,364
23,539 Hubbell, Inc. 4,398,027
4,050 ICF International, Inc. 355,833
28,313 IDEX Corporation 6,230,276
16,385 Illinois Tool Works, Inc. 3,663,031
1,984 International Seaways, Inc. 38,053
6,550 ITT Corporation 599,914
658 JB Hunt Transport Services, Inc. 107,221
13,856 JetBlue Airways Corporation
h
232,504
1,441 John Bean Technologies
Corporation 205,515
16,012 Johnson Controls International plc 1,098,904
1,255 Kansas City Southern 355,629
9,430 L3Harris Technologies, Inc. 2,038,294
22,773 Landstar System, Inc. 3,598,589
3,258 Lennox International, Inc. 1,142,906
Shares Common Stock (32.9%) Value
Industrials (4.5%) - continued
96,296 Lincoln Electric Holdings, Inc. $ 12,683,146
5,075 Linde Public Limited Company 1,467,182
25,156 Lockheed Martin Corporation 9,517,773
57,444 Manpower, Inc. 6,830,666
2,226 Masonite International
Corporation
h
248,845
79,974 Mercury Systems, Inc.
h
5,300,677
325,627 Meritor, Inc.
h
7,626,184
2,239 Mesa Air Group, Inc.
h
20,890
83,207 Middleby Corporation
h
14,416,445
22,470 MSC Industrial Direct Company,
Inc. 2,016,233
80,750 NAPCO Security Technologies,
Inc.
h
2,936,877
2,369 Nordson Corporation 520,019
39,533 Norfolk Southern Corporation 10,492,454
7,291 Northrop Grumman Corporation 2,649,768
4,318 Nutrien, Ltd. 261,714
13,669 nVent Electric plc 427,020
9,628 Old Dominion Freight Line, Inc. 2,443,586
3,449 Otis Worldwide Corporation 282,025
7,403 Parker-Hannifin Corporation 2,273,535
75,683 Pitney Bowes, Inc. 663,740
4,396 Primoris Services Corporation 129,374
14,139 Quad/Graphics, Inc.
h
58,677
2,499 Quanta Services, Inc. 226,334
187,031 Ranpak Holdings Corporation
h
4,681,386
46,580 Raven Industries, Inc. 2,694,653
6,341 Raytheon Technologies
Corporation 540,951
17,211 RBC Bearings, Inc.
h
3,432,218
101,311 Regal-Beloit Corporation 13,526,032
3,148 Robert Half International, Inc. 280,078
93,332 Rush Enterprises, Inc. 4,035,676
5,408 Ryder System, Inc. 401,977
15,339 Saia, Inc.
h
3,213,367
30,130 Simpson Manufacturing Company,
Inc. 3,327,557
11,847 SkyWest, Inc.
h
510,250
3,634 Snap-On, Inc. 811,945
5,251 Southwest Airlines Company
h
278,776
39,365 Standex International Corporation 3,736,132
192,850 Summit Materials, Inc.
h
6,720,822
111,018 Sun Country Airlines Holdings,
Inc.
h
4,108,776
9,032 Technip Energies NV ADR
h
123,196
3,664 Teledyne Technologies, Inc.
h
1,534,593
3,078 Tetra Tech, Inc. 375,639
5,531 Thermon Group Holdings, Inc.
h
94,248
12,628 Timken Company 1,017,691
7,924 Toro Company 870,689
7,099 Trane Technologies plc 1,307,210
59,143 TransUnion 6,494,493
28,212 Trex Company, Inc.
h
2,883,549
43,623 TriMas Corporation
h
1,323,086
25,135 Tutor Perini Corporation 348,120
267,830 Uber Technologies, Inc.
h
13,423,640
3,530 UniFirst Corporation 828,279
12,201 Union Pacific Corporation 2,683,366
3,894 United Parcel Service, Inc. 809,835
23,694 United Rentals, Inc.
h
7,558,623
39,366 US Ecology, Inc.
h
1,477,012
13,472 Valmont Industries, Inc. 3,180,066
6,446 Verisk Analytics, Inc. 1,126,245
4,888 Vicor Corporation
h
516,857

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (32.9%) Value
Industrials (4.5%) - continued
5,169 Waste Connections, Inc. $ 617,334
3,195 Waste Management, Inc. 447,651
9,430 Watsco, Inc. 2,703,015
1,446 Watts Water Technologies, Inc. 210,986
11,088 Werner Enterprises, Inc. 493,638
47,138 WESCO International, Inc.
h
4,846,729
53,700 Willdan Group, Inc.
h
2,021,268
5,629 Woodward, Inc. 691,692
1,247 XPO Logistics, Inc.
h
174,443
5,180 Xylem, Inc. 621,393
Total 343,579,837
Information Technology (8.6%)
11,895 Accenture plc 3,506,527
46,480 Adobe, Inc.
h
27,220,547
422 ADTRAN, Inc. 8,714
22,316 Advanced Energy Industries, Inc. 2,515,236
66,334 Agilysys, Inc.
h
3,772,415
4,124 Alliance Data Systems Corporation 429,679
4,937 Ambarella, Inc.
h
526,432
95,738 Amphenol Corporation 6,549,437
2,468 Analog Devices, Inc. 424,891
163,954 Anaplan, Inc.
h
8,738,748
831 ANSYS, Inc.
h
288,407
544,736 Apple, Inc. 74,607,042
2,209 AppLovin Corporation
g,h
166,050
7,790 Aspen Technology, Inc.
h
1,071,437
3,286 Automatic Data Processing, Inc. 652,665
40,446 Avalara, Inc.
h
6,544,163
45,420 Axcelis Technologies, Inc.
h
1,835,876
77,245 Bandwidth, Inc.
h
10,653,630
10,555 Belden, Inc. 533,766
18,398 Benchmark Electronics, Inc. 523,607
98,591 BigCommerce Holdings, Inc.
h
6,400,528
33,489 Bill.com Holdings, Inc.
h
6,134,515
9,107 Blackline, Inc.
h
1,013,336
1,888 Broadridge Financial Solutions,
Inc. 304,969
74,521 Calix, Inc.
h
3,539,747
16,712 CDK Global, Inc. 830,419
6,699 CDW Corporation 1,169,980
43,997 Ciena Corporation
h
2,502,989
43,360 Cisco Systems, Inc. 2,298,080
33,589 Cognex Corporation 2,823,155
45,448 Computer Services, Inc. 2,556,450
996 Concentrix Corporation
h
160,157
11,642 Coupa Software, Inc.
h
3,051,485
7,748 CTS Corporation 287,916
46,344 Descartes Systems Group, Inc.
h
3,205,151
17,200 Diebold Nixdorf, Inc.
h
220,848
11,596 Digital Turbine, Inc.
h
881,644
19,775 DocuSign, Inc.
h
5,528,497
97,797 Dolby Laboratories, Inc. 9,612,467
17,195 Dropbox, Inc.
h
521,180
3,067 DSP Group, Inc.
h
45,392
43,600 Elastic NV
h
6,355,136
42,268 Endava plc ADR
h
4,792,346
5,660 Enphase Energy, Inc.
h
1,039,346
7,435 EPAM Systems, Inc.
h
3,798,988
9,891 ePlus, Inc.
h
857,451
4,107 ExlService Holdings, Inc.
h
436,410
15,929 eXp World Holdings, Inc.
h
617,567
8,482 F5 Networks, Inc.
h
1,583,250
2,957 Fair Isaac Corporation
h
1,486,425
59,916 Five9, Inc.
h
10,987,995
Shares Common Stock (32.9%) Value
Information Technology (8.6%) - continued
10,356 FleetCor Technologies, Inc.
h
$ 2,651,757
20,143 Gilat Satellite Networks, Ltd. 205,056
2,537 Health Catalyst, Inc.
g,h
140,829
59,453 Hewlett Packard Enterprise
Company 866,825
18,246 HP, Inc. 550,847
6,458 HubSpot, Inc.
h
3,763,206
8,919 Intel Corporation 500,713
6,786 Intuit, Inc. 3,326,294
28,339 Jack Henry & Associates, Inc. 4,633,710
6,744 KLA-Tencor Corporation 2,186,472
6,157 Lam Research Corporation 4,006,360
73,572 Lattice Semiconductor
Corporation
h
4,133,275
10,396 Littelfuse, Inc. 2,648,797
76,523 LivePerson, Inc.
h
4,839,314
75,342 LiveRamp Holding, Inc.
h
3,529,773
14,525 Lumentum Holdings, Inc.
h
1,191,486
7,013 Manhattan Associates, Inc.
h
1,015,763
75,357 Mastercard, Inc. 27,512,087
4,361 MAXIMUS, Inc. 383,637
1,579 MaxLinear, Inc.
h
67,092
285,508 Medallia, Inc.
h
9,635,895
11,536 Micron Technology, Inc.
h
980,329
318,488 Microsoft Corporation 86,278,399
53,221 MKS Instruments, Inc. 9,470,677
35,484 Monolithic Power Systems, Inc. 13,251,500
8,062 Motorola Solutions, Inc. 1,748,245
72,364 National Instruments Corporation 3,059,550
16,162 NetApp, Inc. 1,322,375
1,106 Nice, Ltd. ADR
h
273,691
19,181 Nova Measuring Instruments, Ltd.
h
1,973,533
2,471 Nuance Communications, Inc.
h
134,521
36,620 NVIDIA Corporation 29,299,662
18,873 Okta, Inc.
h
4,617,846
29,904 Oracle Corporation 2,327,727
10,532 Palo Alto Networks, Inc.
h
3,907,899
9,401 Paychex, Inc. 1,008,727
11,448 Paycom Software, Inc.
h
4,161,005
5,040 Paylocity Holding Corporation
h
961,632
136,084 PayPal Holdings, Inc.
h
39,665,764
6,021 Plantronics, Inc.
h
251,256
2,683 Progress Software Corporation 124,089
34,407 Q2 Holdings, Inc.
h
3,529,470
6,443 QAD, Inc. 560,670
14,146 Qorvo, Inc.
h
2,767,665
92,205 QUALCOMM, Inc. 13,178,861
17,538 Rogers Corporation
h
3,521,630
22,313 SailPoint Technologies Holdings,
Inc.
h
1,139,525
81,271 Salesforce.com, Inc.
h
19,852,067
554 Samsung Electronics Company,
Ltd. GDR 988,153
13,684 ScanSource, Inc.
h
384,931
16,968 Seagate Technology Holdings 1,491,996
18,564 Semtech Corporation
h
1,277,203
27,646 ServiceNow, Inc.
h
15,192,859
157,723 Sierra Wireless, Inc.
h
2,995,160
6,599 Silicon Laboratories, Inc.
h
1,011,297
17,788 SiTime Corporation
h
2,251,783
2,275 Solaredge Technology, Ltd.
h
628,742
95,051 Sonos, Inc.
h
3,348,647
54,498 Sprout Social, Inc.
h
4,873,211
93,290 Square, Inc.
h
22,744,102
83,771 STMicroelectronics NV ADR
g
3,047,589

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (32.9%) Value
Information Technology (8.6%) - continued
3,541 SunPower Corporation
g,h
$ 103,468
7,132 SYNNEX Corporation 868,392
5,011 TE Connectivity, Ltd. 677,537
22,882 Telefonaktiebolaget LM Ericsson
ADR 287,856
31,327 Texas Instruments, Inc. 6,024,182
52,340 Trade Desk, Inc.
h
4,049,022
447,630 TTM Technologies, Inc.
h
6,401,109
1,467 Tyler Technologies, Inc.
h
663,627
7,609 Unisys Corporation
h
192,584
7,783 VeriSign, Inc.
h
1,772,111
2,451 Vertex, Inc.
h
53,775
2,877 ViaSat, Inc.
g,h
143,390
11,692 Visa, Inc. 2,733,823
1,413 VMware, Inc.
g,h
226,038
12,950 Western Digital Corporation
h
921,651
83,166 Workiva, Inc.
h
9,258,871
37,444 Xerox Holdings Corporation 879,560
10,138 Zscaler, Inc.
h
2,190,416
Total 660,453,676
Materials (1.0%)
131 AdvanSix, Inc.
h
3,912
25,167 Allegheny Technologies, Inc.
h
524,732
39,914 AptarGroup, Inc. 5,621,488
48,755 Ashland Global Holdings, Inc. 4,266,062
6,864 Avery Dennison Corporation 1,443,087
15,426 Axalta Coating Systems, Ltd.
h
470,339
807 Balchem Corporation 105,927
3,085 Ball Corporation 249,947
2,804 Cabot Corporation 159,632
104,474 Carpenter Technology Corporation 4,201,944
3,856 Celanese Corporation 584,570
14,178 CF Industries Holdings, Inc. 729,458
24,601 Chemours Company 856,115
33,068 Cleveland-Cliffs, Inc.
g,h
712,946
756 DMC Global, Inc.
h
42,495
39,534 Eastman Chemical Company 4,615,595
18,446 Ecolab, Inc. 3,799,323
193,831 Element Solutions, Inc. 4,531,769
57,670 Ferroglobe Representation &
Warranty Insurance Trust
e,h
6
5,062 FMC Corporation 547,708
81,599 Graphic Packaging Holding
Company 1,480,206
8,944 Ingevity Corporation
h
727,684
52,145 Innospec, Inc. 4,724,858
397,392 Ivanhoe Mines, Ltd.
h
2,869,198
27,060 Kaiser Aluminum Corporation 3,341,639
2,420 Koppers Holdings, Inc.
h
78,287
2,560 LyondellBasell Industries NV 263,347
18,863 Martin Marietta Materials, Inc. 6,636,192
8,073 Materion Corporation 608,301
13,268 Minerals Technologies, Inc. 1,043,794
36,535 Myers Industries, Inc. 767,235
17,519 Neenah, Inc. 878,928
287 NewMarket Corporation 92,408
5,342 Nucor Corporation 512,458
21,258 Olin Corporation 983,395
305 Olympic Steel, Inc. 8,964
311 PPG Industries, Inc. 52,798
28,513 Quaker Chemical Corporation 6,762,998
1,096 Reliance Steel & Aluminum
Company 165,386
4,920 RPM International, Inc. 436,306
Shares Common Stock (32.9%) Value
Materials (1.0%) - continued
21,811 Ryerson Holding Corporation
h
$ 318,441
18,058 Sensient Technologies Corporation 1,563,100
6,818 Sonoco Products Company 456,124
15,512 Steel Dynamics, Inc. 924,515
21,215 SunCoke Energy, Inc. 151,475
52,164 UFP Technologies, Inc.
h
2,995,257
25,545 United States Lime & Minerals, Inc. 3,553,054
10,609 United States Steel Corporation 254,616
Total 76,118,019
Real Estate (1.6%)
81,253 Agree Realty Corporation 5,727,524
5,430 Alector, Inc.
h
113,107
1,331 Alexandria Real Estate Equities,
Inc. 242,162
89,458 American Campus Communities,
Inc. 4,179,478
4,208 Apartment Income REIT
Corporation 199,585
11,557 Armada Hoffler Properties, Inc. 153,593
1,646 AvalonBay Communities, Inc. 343,504
985 Bluegreen Vacations Holding
Corporations
h
17,730
41,350 Camden Property Trust 5,485,905
34,950 CareTrust REIT, Inc. 811,889
51,126 CBRE Group, Inc.
h
4,383,032
10,761 Cedar Realty Trust, Inc. 181,215
360 Centerspace 28,404
33,181 Colliers International Group, Inc. 3,715,608
6,078 Community Healthcare Trust, Inc. 288,462
6,503 Corepoint Lodging, Inc.
h
69,582
50,610 CoStar Group, Inc.
h
4,191,520
52,882 CubeSmart 2,449,494
142,200 Cushman and Wakefield plc
h
2,484,234
1,303 Digital Realty Trust, Inc. 196,049
12,366 Diversified Healthcare Trust 51,690
4,274 Duke Realty Corporation 202,374
12,616 EastGroup Properties, Inc. 2,074,701
51,705 EPR Properties
h
2,723,819
163,925 Essential Properties Realty Trust,
Inc. 4,432,532
2,225 Essex Property Trust, Inc. 667,522
10,467 Extra Space Storage, Inc. 1,714,704
13,012 Farmland Partners, Inc. 156,795
86,857 First Industrial Realty Trust, Inc. 4,536,541
22,698 FirstService Corporation 3,887,260
77,123 Four Corners Property Trust, Inc. 2,129,366
13,839 Getty Realty Corporation 431,085
6,558 Gladstone Commercial
Corporation 147,948
29,199 Gladstone Land Corporation 702,528
31,400 Healthcare Realty Trust, Inc. 948,280
38,440 Healthcare Trust of America, Inc. 1,026,348
1,789 Highwoods Properties, Inc. 80,809
31,241 Host Hotels and Resorts, Inc.
h
533,909
133,624 Independence Realty Trust, Inc. 2,435,966
30,278 Industrial Logistics Properties Trust 791,467
10,875 Innovative Industrial Properties,
Inc. 2,077,343
4,285 Iron Mountain, Inc. 181,341
7,114 Jones Lang LaSalle, Inc.
h
1,390,502
34,382 Kilroy Realty Corporation 2,394,362
13,617 Life Storage, Inc. 1,461,785
82,758 Medical Properties Trust, Inc. 1,663,436
198,812 MGIC Investment Corporation 2,703,843

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (32.9%) Value
Real Estate (1.6%) - continued
47,365 National Retail Properties, Inc. $ 2,220,471
170,106 National Storage Affiliates Trust 8,600,559
145,188 New Residential Investment
Corporation 1,537,541
34,367 NexPoint Residential Trust, Inc. 1,889,498
12,983 Omega Healthcare Investors, Inc. 471,153
9,515 One Liberty Properties, Inc. 270,131
18,562 Preferred Apartment Communities,
Inc. 180,980
10,635 Public Storage, Inc. 3,197,838
38,168 Rayonier, Inc. REIT 1,371,376
27,153 Realty Income Corporation 1,812,191
3,649 Redfin Corporation
h
231,383
128,719 Rexford Industrial Realty, Inc. 7,330,547
1,631 RMR Group, Inc. 63,022
37,126 Sabra Health Care REIT, Inc. 675,693
10,230 SBA Communications Corporation 3,260,301
154,978 Service Properties Trust 1,952,723
26,076 Spirit Realty Capital, Inc. 1,247,476
31,180 STAG Industrial, Inc. 1,167,067
32,583 Store Capital Corporation 1,124,439
257,106 Sunstone Hotel Investors, Inc.
h
3,193,257
51,682 UDR, Inc. 2,531,384
6,902 UMH Properties, Inc. 150,602
151 Universal Health Realty Income
Trust 9,294
5,011 WP Carey, Inc. 373,921
Total 121,673,180
Utilities (0.3%)
21,574 AES Corporation 562,434
2,186 ALLETE, Inc. 152,976
5,124 Alliant Energy Corporation 285,714
19,958 American Electric Power
Company, Inc. 1,688,247
4,376 American States Water Company 348,155
13,533 Artesian Resources Corporation 497,608
9,975 Atmos Energy Corporation 958,697
11,665 Black Hills Corporation 765,574
10,454 CenterPoint Energy, Inc. 256,332
1,269 Chesapeake Utilities Corporation 152,699
11,968 Consolidated Water Company,
Ltd. 140,385
4,249 DTE Energy Company 550,670
5,991 Duke Energy Corporation 591,432
6,195 Entergy Corporation 617,642
9,296 Evergy, Inc. 561,757
8,549 Exelon Corporation 378,806
39,774 FirstEnergy Corporation 1,479,991
4,031 IDACORP, Inc. 393,023
24,348 MDU Resources Group, Inc. 763,066
3,160 National Fuel Gas Company 165,110
1,002 NiSource, Inc. 24,549
561 Northwest Natural Holding
Company 29,464
20,997 NorthWestern Corporation 1,264,439
45,077 OGE Energy Corporation 1,516,841
6,972 Otter Tail Corporation 340,303
2,149 Pinnacle West Capital Corporation 176,154
45,220 Portland General Electric
Company 2,083,738
1,696 PPL Corporation 47,437
3,189 Southwest Gas Holdings, Inc. 211,080
33,300 Spire, Inc. 2,406,591
26,117 UGI Corporation 1,209,478
Shares Common Stock (32.9%) Value
Utilities (0.3%) - continued
630 Unitil Corporation $ 33,371
1,377 Vistra Energy Corporation 25,543
9,212 WEC Energy Group, Inc. 819,407
Total 21,498,713
Total Common Stock
(cost $1,560,186,163) 2,521,416,115
Principal
Amount Long-Term Fixed Income ( 13.4% ) Value
Asset-Backed Securities (0.8%)
510 Asset Backed 2021-NPL1
Trust
$ 950,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
e,i,j
950,000
522 Funding CLO, Ltd.
1,100,000
1.788%,  (LIBOR 3M +
1.600%), 4/20/2030, Ser.
2019-4A, Class BR
b,i
1,098,047
Access Group, Inc.
136,019
0.592%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,i
134,793
Aimco CLO 10, Ltd.
1,000,000
1.504%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,i
1,000,076
Aimco CLO 11, Ltd.
1,625,000
1.564%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
b,i
1,627,957
Arch Street CLO, Ltd.
650,000
2.488%,  (LIBOR 3M +
2.300%), 10/20/2028, Ser.
2016-2A, Class CR2
b,i
650,014
650,000
3.638%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,i
650,008
Ares CLO, Ltd.
1,500,000
1.590%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,i
1,500,130
Ares XXXIIR CLO, Ltd.
750,000
1.096%,  (LIBOR 3M +
0.940%), 5/15/2030, Ser.
2014-32RA, Class A1A
b,i
749,257
1,250,000
2.156%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,i
1,250,251
Buttermilk Park CLO, Ltd.
2,575,000
1.584%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,i
2,575,175
Carlyle Global Market Strategies
CLO, Ltd.
1,675,000
1.634%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,i
1,675,079
CarVal CLO II, Ltd.
1,000,000
1.688%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,i
999,438

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.4%) Value
Asset-Backed Securities (0.8%) - continued
$ 600,000
2.188%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,i
$ 598,544
CBAM, Ltd.
1,600,000
1.464%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,i
1,600,037
Cent CLO, LP
350,000
2.476%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,i
350,053
CIFC Funding, Ltd.
600,000
1.788%,  (LIBOR 3M +
1.600%), 10/20/2031, Ser.
2020-3A, Class A2
b,i
600,817
Colony American Finance Trust
1,518,165
2.835%,  6/15/2052, Ser.
2019-2, Class A
i
1,593,907
Commonbond Student Loan Trust
211,148
0.592%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,i
209,754
CoreVest American Finance Trust
1,577,447
2.705%,  10/15/2052, Ser.
2019-3, Class A
i
1,650,745
Countrywide Asset-Backed
Certificates
24
5.530%,  4/25/2047, Ser.
2007-4, Class A2
b
0
Dryden 36 Senior Loan Fund
850,000
2.234%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,i
850,059
Dryden Senior Loan Fund
1,450,000
1.590%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,i
1,450,133
Earnest Student Loan Program,
LLC
226,992
3.020%,  5/25/2034, Ser.
2016-B, Class A2
i
227,015
ECMC Group Student Loan Trust
1,094,791
1.242%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
b,i
1,105,630
Flatiron CLO, Ltd.
600,000
1.905%,  (LIBOR 3M +
1.750%), 11/20/2033, Ser.
2020-1A, Class B
b,i
600,748
Galaxy XIX CLO, Ltd.
800,000
2.026%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,i
800,024
Galaxy XX CLO, Ltd.
1,200,000
1.188%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,i
1,198,535
Golub Capital Partners, Ltd.
750,000
1.368%,  (LIBOR 3M +
1.180%), 1/20/2031, Ser.
2015-22A, Class AR
b,i
748,397
Principal
Amount Long-Term Fixed Income (13.4%) Value
Asset-Backed Securities (0.8%) - continued
$ 1,095,000
1.388%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,i
$ 1,092,970
Goodgreen
1,045,807
3.860%,  10/15/2054, Ser.
2019-1A, Class A
i
1,109,232
Home Partners of America Trust
1,805,068
2.908%,  9/17/2039, Ser.
2019-1, Class A
i
1,849,444
1,771,769
2.703%,  10/19/2039, Ser.
2019-2, Class A
i
1,840,934
Laurel Road Prime Student Loan
Trust
212,806
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
i
215,846
483,341
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,i
500,336
Longfellow Place CLO, Ltd.
1,900,000
1.934%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,i
1,899,992
525,000
2.484%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,i
525,044
Madison Park Funding XIV, Ltd.
1,200,000
1.584%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,i
1,200,055
Madison Park Funding, Ltd.
1,000,000
2.288%,  (LIBOR 3M +
2.100%), 1/20/2029, Ser.
2012-10A, Class CR3
b,i
1,000,732
Magnetite XII, Ltd.
1,200,000
1.284%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,i
1,200,048
Mercury Financial Credit Card
Master Trust
850,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
i
852,567
Mountain View CLO, Ltd.
850,000
1.304%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,i
849,917
MRA Issuance Trust
2,100,000
1.423%,  (LIBOR 1M +
1.350%), 7/15/2021, Ser.
2020-12, Class A1X
b,i
2,100,126
1,100,000
1.842%,  (LIBOR 1M +
1.750%), 2/16/2022, Ser.
2021-EBO4, Class A1X
b,i
1,100,137
National Collegiate Trust
461,431
0.387%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,i
453,287
Neuberger Berman CLO, Ltd.
500,000
1.214%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,i
499,761

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.4%) Value
Asset-Backed Securities (0.8%) - continued
Octagon Investment Partners 32,
Ltd.
$ 1,225,000
2.234%,  (LIBOR 3M +
2.050%), 7/15/2029, Ser.
2017-1A, Class CR
b,i
$ 1,225,020
Octagon Investment Partners XVI,
Ltd.
250,000
1.590%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,i
250,020
OZLM IX, Ltd.
600,000
1.738%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,i
600,112
OZLM VIII, Ltd.
381,994
1.360%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,i
382,015
Palmer Square Loan Funding, Ltd.
850,000
1.838%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,i
850,111
Progress Residential Trust
600,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
i
602,182
1,998,027
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
i
2,027,222
Saxon Asset Securities Trust
430,017
4.201%,  8/25/2035, Ser.
2004-2, Class MF2
b
426,543
Shackleton 2015-VII-R CLO, Ltd.
1,300,000
1.326%,  (LIBOR 3M +
1.150%), 7/15/2031, Ser.
2015-7RA, Class AR
b,i
1,300,051
Sound Point CLO XIV, Ltd.
1,250,000
2.223%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,i
1,245,970
Sound Point CLO XV, Ltd.
1,225,000
2.223%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,i
1,225,032
Sound Point CLO XXI, Ltd.
725,000
1.626%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,i
725,065
THL Credit Wind River CLO, Ltd.
500,000
1.618%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
b,i
501,506
Toorak Mortgage Corporation, Ltd.
1,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
i,j
1,000,526
U.S. Small Business Administration
70,077
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 72,242
Upstart Securitization Trust
557,118
1.702%,  11/20/2030, Ser.
2020-3, Class A
i
560,374
VCAT Asset Securitization, LLC
500,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
i,j
499,682
Principal
Amount Long-Term Fixed Income (13.4%) Value
Asset-Backed Securities (0.8%) - continued
Voya CLO, Ltd.
$ 748,830
1.384%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,i
$ 748,612
Whitebox CLO II, Ltd.
650,000
2.426%,  (LIBOR 3M +
2.250%), 10/24/2031, Ser.
2020-2A, Class B
b,i
650,688
Wind River CLO, Ltd.
750,000
1.719%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,i
750,233
625,000
2.119%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,i
625,193
Total 63,003,450
Basic Materials (0.1%)
Air Products and Chemicals, Inc.
650,000 2.700%,  5/15/2040 659,211
Alcoa Nederland Holding BV
320,000 5.500%,  12/15/2027
i
347,136
BWAY Holding Company
170,000 5.500%,  4/15/2024
i
171,700
Chemours Company
220,000 5.750%,  11/15/2028
i
235,349
Cleveland-Cliffs, Inc.
190,000 5.875%,  6/1/2027 199,737
120,000 4.625%,  3/1/2029
g,i
126,272
120,000 4.875%,  3/1/2031
i
126,000
Consolidated Energy Finance SA
220,000 6.875%,  6/15/2025
i
224,107
DowDuPont, Inc.
340,000 4.493%,  11/15/2025 386,633
First Quantum Minerals, Ltd.
410,000 7.500%,  4/1/2025
i
425,375
Freeport-McMoRan, Inc.
280,000 4.125%,  3/1/2028 292,250
310,000 4.250%,  3/1/2030 332,088
Glencore Funding, LLC
64,000 4.125%,  5/30/2023
i
68,073
479,000 4.000%,  3/27/2027
i
530,901
Hecla Mining Company
90,000 7.250%,  2/15/2028 98,325
Hudbay Minerals, Inc.
220,000 4.500%,  4/1/2026
i
220,825
Ingevity Corporation
330,000 3.875%,  11/1/2028
i
327,525
International Paper Company
319,000 4.350%,  8/15/2048
g
394,626
Kinross Gold Corporation
218,000 5.950%,  3/15/2024 243,846
345,000 4.500%,  7/15/2027 394,032
Kraton Polymers, LLC
290,000 4.250%,  12/15/2025
i
295,800
Mercer International, Inc.
210,000 5.125%,  2/1/2029
i
216,090
Novelis Corporation
195,000 5.875%,  9/30/2026
i
202,850
130,000 4.750%,  1/30/2030
i
136,500

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.4%) Value
Basic Materials (0.1%) - continued
OCI NV
$ 328,000 4.625%,  10/15/2025
i
$ 342,043
Olin Corporation
325,000 5.125%,  9/15/2027 338,000
SCIH Salt Holdings, Inc.
210,000 4.875%,  5/1/2028
i
209,975
Sherwin-Williams Company
540,000 3.125%,  6/1/2024 576,795
Steel Dynamics, Inc.
256,000 1.650%,  10/15/2027 255,141
Syngenta Finance NV
200,000 5.182%,  4/24/2028
i
228,560
Teck Resources, Ltd.
839,000 6.125%,  10/1/2035 1,080,149
United States Steel Corporation
270,000 6.875%,  3/1/2029 288,900
Vale Overseas, Ltd.
168,000 6.875%,  11/21/2036 230,279
Venator Finance SARL
220,000 5.750%,  7/15/2025
i
216,150
WestRock Company
470,000 3.750%,  3/15/2025 512,736
Xstrata Finance Canada, Ltd.
10,000 4.950%,  11/15/2021
i
10,164
Total 10,944,143
Capital Goods (0.3%)
AECOM
370,000 5.125%,  3/15/2027 412,690
Amsted Industries, Inc.
245,000 5.625%,  7/1/2027
i
258,169
Ardagh Packaging Finance plc
210,000 6.000%,  2/15/2025
i
216,615
200,000 5.250%,  8/15/2027
i
204,000
BAE Systems plc
800,000 1.900%,  2/15/2031
i
770,988
Boeing Company
605,000 5.930%,  5/1/2060 835,419
395,000 5.040%,  5/1/2027 455,762
313,000 5.150%,  5/1/2030 370,640
650,000 5.705%,  5/1/2040 837,124
Bombardier, Inc.
220,000 7.500%,  3/15/2025
i
226,237
65,000 7.125%,  6/15/2026
i
68,055
220,000 7.875%,  4/15/2027
i
228,250
Brand Industrial Services, Inc.
105,000 8.500%,  7/15/2025
i
106,757
BWAY Holding Company
230,000 7.250%,  4/15/2025
i
225,400
Carrier Global Corporation
384,000 3.577%,  4/5/2050 407,219
500,000 2.700%,  2/15/2031 514,808
Cintas Corporation No. 2
345,000 3.700%,  4/1/2027 386,561
CNH Industrial NV
300,000 3.850%,  11/15/2027 332,158
Cornerstone Building Brands, Inc.
310,000 6.125%,  1/15/2029
i
332,475
Principal
Amount Long-Term Fixed Income (13.4%) Value
Capital Goods (0.3%) - continued
Covanta Holding Corporation
$ 210,000 6.000%,  1/1/2027 $ 218,400
80,000 5.000%,  9/1/2030 84,000
CP Atlas Buyer, Inc.
200,000 7.000%,  12/1/2028
i
207,250
Crown Americas Capital
Corporation IV
380,000 4.500%,  1/15/2023 398,050
Emerson Electric Company
650,000 1.800%,  10/15/2027 666,002
GFL Environmental, Inc.
80,000 4.000%,  8/1/2028
i
79,028
220,000 3.500%,  9/1/2028
i
219,450
H&E Equipment Services, Inc.
250,000 3.875%,  12/15/2028
i
246,000
Howmet Aerospace, Inc.
280,000 6.875%,  5/1/2025 325,914
Ingersoll-Rand Luxembourg
Finance SA
300,000 3.500%,  3/21/2026 328,333
Jeld-Wen, Inc.
280,000 4.625%,  12/15/2025
i
285,253
L3Harris Technologies, Inc.
705,000 3.950%,  5/28/2024 763,879
Lockheed Martin Corporation
448,000 4.500%,  5/15/2036 560,484
120,000 6.150%,  9/1/2036 172,482
Meritor, Inc.
150,000 4.500%,  12/15/2028
i
152,062
NESCO Holdings II, Inc.
70,000 5.500%,  4/15/2029
i
73,063
Northrop Grumman Corporation
820,000 3.850%,  4/15/2045 942,830
Owens-Brockway Glass Container,
Inc.
200,000 5.875%,  8/15/2023
i
215,674
Raytheon Technologies
Corporation
384,000 4.125%,  11/16/2028 441,815
Republic Services, Inc.
335,000 2.900%,  7/1/2026 358,761
Roper Technologies, Inc.
240,000 4.200%,  9/15/2028 275,996
400,000 1.750%,  2/15/2031 384,376
SRM Escrow Issuer, LLC
335,000 6.000%,  11/1/2028
i
355,100
Standard Industries, Inc.
300,000 4.375%,  7/15/2030
i
309,375
Textron, Inc.
720,000 3.375%,  3/1/2028 779,187
Titan Acquisition, Ltd.
95,000 7.750%,  4/15/2026
i
98,444
TransDigm, Inc.
210,000 6.250%,  3/15/2026
i
221,550
600,000 5.500%,  11/15/2027 625,500
60,000 4.625%,  1/15/2029
i
60,021
United Rentals North America, Inc.
225,000 4.875%,  1/15/2028 238,613
185,000 4.000%,  7/15/2030 190,550
United Technologies Corporation
375,000 4.450%,  11/16/2038 453,755

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.4%) Value
Capital Goods (0.3%) - continued
$ 600,000 3.750%,  11/1/2046 $ 676,349
Waste Pro USA, Inc.
110,000 5.500%,  2/15/2026
i
113,548
WESCO Distribution, Inc.
230,000 7.250%,  6/15/2028
i
256,186
Total 18,966,607
Collateralized Mortgage Obligations (0.6%)
Banc of America Alternative Loan
Trust
19,301
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 19,217
Bellemeade Re, Ltd.
224,019
1.692%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,i
224,163
314,001
1.192%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,i
314,398
1,000,000
1.768%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,i
1,006,417
BRAVO Residential Funding Trust
146,374
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
i
149,983
Business Jet Securities, LLC
920,503
2.981%,  11/15/2035, Ser.
2020-1A, Class A
i
937,125
Citicorp Mortgage Securities, Inc.
812,290
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 805,382
Citigroup Mortgage Loan Trust,
Inc.
4,373
2.603%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
b
4,250
Countrywide Alternative Loan Trust
198,718
2.745%,  10/25/2035, Ser.
2005-43, Class 4A1
b
188,582
252,349
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 128,459
639,065
7.000%,  10/25/2037, Ser.
2007-24, Class A10 332,706
Countrywide Home Loans, Inc.
187,793
5.750%,  4/25/2037, Ser.
2007-3, Class A27 135,079
Credit Suisse First Boston
Mortgage Securities Corporation
13,973
5.250%,  10/25/2035, Ser.
2005-9, Class 1A3 14,087
Credit Suisse Mortgage Trust
205,634
3.453%,  3/25/2026, Ser.
2020-BPL2, Class A1
i
205,382
1,075,286
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,i
1,118,569
2,713,052
3.454%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,i
2,741,806
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
71,655
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 63,666
Principal
Amount Long-Term Fixed Income (13.4%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
Federal Home Loan Mortgage
Corporation - REMIC
$ 11,973,798
2.000%,  11/25/2050, Ser.
5038, Class NI
k
$ 1,462,361
397,166
4.000%,  7/15/2031, Ser.
4104, Class KI
k
18,449
542,111
3.000%,  2/15/2033, Ser.
4170, Class IG
k
52,684
1,083,538
3.000%,  3/15/2033, Ser.
4180, Class PI
k
117,478
Federal National Mortgage
Association
15,991,871
1.500%,  11/25/2035, Ser.
2020-99, Class IG
k
878,968
Federal National Mortgage
Association - REMIC
1,681,473
3.000%,  12/25/2027, Ser.
2012-137, Class AI
k
93,027
Foundation Finance Trust
979,099
1.270%,  5/15/2041, Ser.
2021-1A, Class A
i
980,288
FWD Securitization Trust
783,839
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,i
801,365
Galton Funding Mortgage Trust
2018-2
107,918
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,i
108,304
Genworth Mortgage Insurance
Corporation
1,250,000
2.142%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,i
1,255,093
GS Mortgage-Backed Securities
Trust
766,325
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,i
776,941
J.P. Morgan Alternative Loan Trust
72,093
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 57,854
LHOME Mortgage Trust
1,000,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,i
998,447
MASTR Alternative Loans Trust
410,168
0.542%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
56,712
Merrill Lynch Alternative Note
Asset Trust
171,413
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 107,539
MRA Issuance Trust
750,000
1.842%,  (LIBOR 1M +
1.750%), 10/8/2021, Ser.
2021-EBO1, Class A1X
b,i
749,910
2,100,000
1.260%,  (LIBOR 1M +
1.150%), 10/15/2021, Ser.
2021-8, Class A1X
b,i
2,100,037
New York Mortgage Trust
1,100,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
i,j
1,098,735
975,263
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,i
980,964

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.4%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
Oaktown Re, Ltd.
$ 1,200,000
1.668%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,i
$ 1,203,673
Palmer Square Loan Funding, Ltd.
1,300,000
1.528%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
b,d,i
1,300,000
Preston Ridge Partners Mortgage
Trust, LLC
930,788
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,i
935,738
677,014
2.857%,  9/25/2025, Ser.
2020-3, Class A1
i,j
680,609
1,057,034
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,i
1,058,943
Pretium Mortgage Credit Partners,
LLC
657,636
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
i,j
657,491
RCO Mortgage, LLC
1,514,219
3.475%,  11/25/2024, Ser.
2019-2, Class A1
i,j
1,517,693
Renaissance Home Equity Loan
Trust
1,106,182
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
j
573,407
Residential Accredit Loans, Inc.
Trust
359,121
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 354,354
24,863
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 24,823
Residential Funding Mortgage
Security I Trust
77,123
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 74,330
Sequoia Mortgage Trust
236,383
2.862%,  9/20/2046, Ser.
2007-1, Class 4A1
b
182,839
Silver Hill Trust
442,579
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,i
453,213
Starwood Mortgage Residential
Trust
203,225
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,i
205,718
Structured Adjustable Rate
Mortgage Loan Trust
33,635
3.176%,  9/25/2035, Ser.
2005-18, Class 1A1
b
27,221
Structured Asset Mortgage
Investments, Inc.
43,377
0.712%,  (LIBOR 1M +
0.620%), 12/25/2035, Ser.
2005-AR4, Class A1
b
41,831
Toorak Mortgage Corporation
4,000,000
3.721%,  9/25/2022, Ser.
2019-2, Class A1 4,049,274
750,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
i,j
753,933
Principal
Amount Long-Term Fixed Income (13.4%) Value
Collateralized Mortgage Obligations (0.6%) -
continued
Toorak Mortgage Corporation, Ltd.
$ 650,169
4.458%,  3/25/2022, Ser.
2019-1, Class A1
i,j
$ 653,069
Vericrest Opportunity Loan
Transferee
740,180
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
i,j
739,333
491,586
2.240%,  2/27/2051, Ser.
2021-NPL3, Class A1
i,j
492,069
850,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
i,j
846,028
600,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
i,j
598,567
863,257
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
i,j
863,714
650,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
i,j
649,338
650,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
i,j
648,719
533,544
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
i,j
534,811
450,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
i,j
449,753
675,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
i,j
674,456
Verus Securitization Trust
770,809
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,i
783,664
758,444
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,i
772,800
478,788
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
b,i
484,830
1,477,979
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,i
1,501,928
WaMu Mortgage Pass Through
Certificates
71,858
3.025%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
70,935
168,106
3.048%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
168,810
Total 46,112,341
Commercial Mortgage-Backed Securities (0.1%)
AMSR Trust
1,300,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,i
1,308,589
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,i
502,938
BBCMS Mortgage Trust
6,982,797
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,k
936,059
BFLD Trust
1,100,000
1.223%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
b,i
1,106,841
400,000
1.773%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,i
403,009

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.4%) Value
Commercial Mortgage-Backed Securities (0.1%)
- continued
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 4,249,465
2.080%,  1/25/2031, Ser.
KLU3, Class X1
b,k,l
$ 593,491
442,889
3.000%,  3/15/2045, Ser.
4741, Class GA 456,133
GS Mortgage Securities Trust
2,436,214
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 2,584,766
Morgan Stanley Capital I Trust
7,184,010
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,k
988,421
Total 8,880,247
Communications Services (0.5%)
Altice France SA
110,000 8.125%,  2/1/2027
i
119,845
225,000 5.125%,  7/15/2029
i
226,102
AMC Networks, Inc.
260,000 4.250%,  2/15/2029 262,275
American Tower Corporation
525,000 2.900%,  1/15/2030 552,405
625,000 2.100%,  6/15/2030 614,620
AT&T, Inc.
451,000 3.500%,  9/15/2053
i
453,106
600,000 2.300%,  6/1/2027 620,582
750,000 4.350%,  3/1/2029 868,393
480,000 5.250%,  3/1/2037 604,694
700,000 4.900%,  8/15/2037 862,530
355,000 5.550%,  8/15/2041 468,094
CCO Holdings, LLC
440,000 5.500%,  5/1/2026
i
454,916
380,000 5.125%,  5/1/2027
i
398,582
270,000 4.750%,  3/1/2030
i
285,525
CCOH Safari, LLC
15,000 5.750%,  2/15/2026
i
15,503
Cengage Learning, Inc.
310,000 9.500%,  6/15/2024
i
317,362
Charter Communications
Operating, LLC
217,000 6.834%,  10/23/2055 319,418
300,000 4.500%,  2/1/2024 326,751
495,000 4.200%,  3/15/2028 560,181
650,000 3.500%,  6/1/2041 654,400
610,000 6.484%,  10/23/2045 840,081
Clear Channel Worldwide
Holdings, Inc.
270,000 7.750%,  4/15/2028
i
282,830
Comcast Corporation
370,000 4.049%,  11/1/2052 440,399
420,000 3.950%,  10/15/2025 470,602
725,000 4.250%,  10/15/2030 852,700
485,000 4.400%,  8/15/2035 584,468
490,000 4.750%,  3/1/2044 623,858
250,000 4.600%,  8/15/2045 313,814
Consolidated Communications,
Inc.
130,000 5.000%,  10/1/2028
i
131,787
Principal
Amount Long-Term Fixed Income (13.4%) Value
Communications Services (0.5%) - continued
Cox Communications, Inc.
$ 475,000 3.350%,  9/15/2026
i
$ 515,806
Crown Castle International
Corporation
480,000 3.200%,  9/1/2024 512,654
CSC Holdings, LLC
190,000 5.375%,  2/1/2028
i
201,010
385,000 4.125%,  12/1/2030
i
382,594
Cumulus Media New Holdings,
Inc.
200,000 6.750%,  7/1/2026
g,i
209,250
Discovery Communications, LLC
600,000 4.900%,  3/11/2026 683,868
DISH DBS Corporation
190,000 7.375%,  7/1/2028 204,465
Entercom Media Corporation
200,000 6.500%,  5/1/2027
g,i
208,000
Fox Corporation
400,000 3.500%,  4/8/2030
g
440,738
Front Range BidCo, Inc.
270,000 4.000%,  3/1/2027
i
268,142
200,000 6.125%,  3/1/2028
i
204,250
Frontier Communications
Corporation
180,000 5.875%,  10/15/2027
i
192,825
GCI, LLC
220,000 4.750%,  10/15/2028
i
225,170
Hughes Satellite Systems
Corporation
120,000 6.625%,  8/1/2026 134,550
iHeartCommunications, Inc.
220,000 4.750%,  1/15/2028
i
226,325
LCPR Senior Secured Financing
DAC
190,000 6.750%,  10/15/2027
i
204,763
Level 3 Financing, Inc.
390,000 4.625%,  9/15/2027
i
404,789
355,000 4.250%,  7/1/2028
i
360,240
Ligado Networks, LLC
118,904
0.000%,PIK 15.500%,
11/1/2023
f,i
117,173
NBN Company, Ltd.
575,000 2.625%,  5/5/2031
i
588,990
Netflix, Inc.
560,000 4.875%,  4/15/2028 651,000
230,000 4.875%,  6/15/2030
i
273,539
Nexstar Escrow Corporation
320,000 5.625%,  7/15/2027
i
339,200
Omnicom Group, Inc.
224,000 3.600%,  4/15/2026 247,510
200,000 4.200%,  6/1/2030 230,889
Radiate Holdco, LLC
120,000 6.500%,  9/15/2028
i
126,078
Scripps Escrow II, Inc.
120,000 5.375%,  1/15/2031
i
119,621
Scripps Escrow, Inc.
145,000 5.875%,  7/15/2027
i
150,126
SFR Group SA
202,000 7.375%,  5/1/2026
i
210,066
Sinclair Television Group, Inc.
320,000 5.500%,  3/1/2030
g,i
326,269

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.4%) Value
Communications Services (0.5%) - continued
Sirius XM Radio, Inc.
$ 285,000 5.000%,  8/1/2027
i
$ 298,609
155,000 4.000%,  7/15/2028
i
159,650
Sprint Capital Corporation
320,000 6.875%,  11/15/2028 410,400
235,000 8.750%,  3/15/2032 357,200
Sprint Corporation
695,000 7.625%,  2/15/2025 825,750
Telefonica Emisiones SAU
250,000 4.570%,  4/27/2023 267,783
Terrier Media Buyer, Inc.
160,000 8.875%,  12/15/2027
i
173,000
Time Warner Entertainment
Company, LP
200,000 8.375%,  3/15/2023 225,999
T-Mobile USA, Inc.
370,000 3.750%,  4/15/2027 408,850
630,000 2.550%,  2/15/2031 637,056
525,000 4.375%,  4/15/2040 615,458
United States Cellular Corporation
190,000 6.700%,  12/15/2033 232,750
Uniti Group, LP
70,000 4.750%,  4/15/2028
i
69,825
110,000 6.500%,  2/15/2029
i
110,275
Univision Communications, Inc.
410,000 6.625%,  6/1/2027
i
444,256
Verizon Communications, Inc.
384,000 3.700%,  3/22/2061 411,286
256,000 2.100%,  3/22/2028 261,354
1,594,000 4.272%,  1/15/2036 1,896,581
725,000 2.650%,  11/20/2040 697,680
Viacom, Inc.
336,000 5.850%,  9/1/2043 460,359
Viasat, Inc.
310,000 5.625%,  9/15/2025
i
315,890
Vodafone Group plc
300,000 4.875%,  6/19/2049 378,376
VTR Finance NV
150,000 6.375%,  7/15/2028
i
159,000
Walt Disney Company
550,000 2.200%,  1/13/2028 570,035
775,000 2.650%,  1/13/2031 813,435
675,000 3.500%,  5/13/2040 752,557
Ziggo BV
302,000 5.500%,  1/15/2027
i
313,778
105,000 4.875%,  1/15/2030
i
107,625
Total 34,860,540
Consumer Cyclical (0.5%)
1011778 B.C., ULC
330,000 4.375%,  1/15/2028
i
334,537
Allied Universal Holdco, LLC
115,000 6.625%,  7/15/2026
i
121,926
315,000 4.625%,  6/1/2028
i
315,247
105,000 6.000%,  6/1/2029
i
106,448
Allison Transmission, Inc
315,000 3.750%,  1/30/2031
i
309,604
Amazon.com, Inc.
675,000 3.100%,  5/12/2051 709,042
375,000 3.875%,  8/22/2037 447,169
Principal
Amount Long-Term Fixed Income (13.4%) Value
Consumer Cyclical (0.5%) - continued
$ 360,000 4.050%,  8/22/2047 $ 439,143
American Axle & Manufacturing,
Inc.
360,000 6.500%,  4/1/2027 381,600
American Honda Finance
Corporation
250,000 2.150%,  9/10/2024 261,171
Boyd Gaming Corporation
205,000 4.750%,  6/15/2031
i
212,687
Boyne USA, Inc.
160,000 4.750%,  5/15/2029
i
165,077
Brookfield Residential Properties,
Inc.
230,000 6.250%,  9/15/2027
i
242,937
240,000 5.000%,  6/15/2029
i
241,800
Caesars Entertainment, Inc.
70,000 8.125%,  7/1/2027
i
77,854
Carnival Corporation
240,000 11.500%,  4/1/2023
i
270,096
80,000 7.625%,  3/1/2026
i
86,900
320,000 5.750%,  3/1/2027
i
335,200
Cedar Fair, LP
290,000 5.250%,  7/15/2029 298,700
Churchill Downs, Inc.
140,000 4.750%,  1/15/2028
i
144,859
Cinemark USA, Inc.
260,000 5.875%,  3/15/2026
i
272,077
Clarios Global, LP
110,000 8.500%,  5/15/2027
i
119,922
Colt Merger Sub, Inc.
500,000 6.250%,  7/1/2025
i
530,000
CVS Health Corporation
600,000 3.625%,  4/1/2027 664,893
D.R. Horton, Inc.
300,000 2.600%,  10/15/2025 316,121
Dana, Inc.
250,000 5.625%,  6/15/2028 270,550
Empire Communities Corporation
230,000 7.000%,  12/15/2025
i
241,500
Expedia Group, Inc.
690,000 3.250%,  2/15/2030 720,737
Ford Motor Company
140,000 9.000%,  4/22/2025 172,602
80,000 9.625%,  4/22/2030 114,800
220,000 7.450%,  7/16/2031 289,300
Ford Motor Credit Company, LLC
820,000 4.063%,  11/1/2024 872,193
550,000 4.134%,  8/4/2025 587,807
Forestar Group, Inc.
145,000 3.850%,  5/15/2026
i
146,312
General Motors Company
650,000 6.125%,  10/1/2025 769,471
600,000 6.800%,  10/1/2027 755,741
General Motors Financial
Company, Inc.
224,000 3.950%,  4/13/2024 240,980
230,000 1.500%,  6/10/2026 228,500
Goodyear Tire & Rubber Company
140,000 5.000%,  7/15/2029
i
146,580
105,000 5.250%,  7/15/2031
i
109,725

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.4%) Value
Consumer Cyclical (0.5%) - continued
Hanesbrands, Inc.
$ 310,000 4.875%,  5/15/2026
i
$ 334,800
Herc Holdings, Inc.
210,000 5.500%,  7/15/2027
i
221,386
Hilton Domestic Operating
Company, Inc.
390,000 4.875%,  1/15/2030 416,325
Hilton Grand Vacations Borrower
Escrow, LLC
285,000 5.000%,  6/1/2029
i
291,412
Home Depot, Inc.
275,000 5.400%,  9/15/2040 382,143
336,000 4.250%,  4/1/2046 417,686
440,000 3.900%,  6/15/2047 522,268
Hyundai Capital America
400,000 1.250%,  9/18/2023
i
403,652
475,000 1.800%,  1/10/2028
i
470,750
International Game Technology plc
260,000 5.250%,  1/15/2029
i
278,850
KB Home
195,000 4.800%,  11/15/2029 211,277
Kohl's Corporation
640,000 3.375%,  5/1/2031 662,571
360,000 5.550%,  7/17/2045
g
430,635
L Brands, Inc.
340,000 6.625%,  10/1/2030
i
393,550
80,000 6.875%,  11/1/2035 101,300
Landry's, Inc.
275,000 6.750%,  10/15/2024
i
277,810
Lennar Corporation
340,000 4.875%,  12/15/2023 370,087
625,000 4.750%,  5/30/2025 700,781
Live Nation Entertainment, Inc.
150,000 3.750%,  1/15/2028
i
150,663
Lowe's Companies, Inc.
690,000 2.625%,  4/1/2031 712,959
Magic MergerCo, Inc.
195,000 5.250%,  5/1/2028
i
200,056
Marriott International, Inc.
375,000 5.750%,  5/1/2025 432,862
460,000 4.625%,  6/15/2030 529,783
Mastercard, Inc.
700,000 3.950%,  2/26/2048 849,691
Mattamy Group Corporation
320,000 5.250%,  12/15/2027
i
334,400
McDonald's Corporation
600,000 2.125%,  3/1/2030 606,574
575,000 4.450%,  3/1/2047 703,954
MGM Resorts International
440,000 6.000%,  3/15/2023 470,668
20,000 5.750%,  6/15/2025 22,055
Netflix, Inc
230,000 5.875%,  11/15/2028 282,309
Owl Rock Capital Corporation
625,000 3.400%,  7/15/2026 651,393
Penn National Gaming, Inc.
210,000 4.125%,  7/1/2029
d,i
209,737
PetSmart, Inc.
180,000 4.750%,  2/15/2028
i
186,975
170,000 7.750%,  2/15/2029
i
187,425
Principal
Amount Long-Term Fixed Income (13.4%) Value
Consumer Cyclical (0.5%) - continued
Prime Security Services Borrower,
LLC
$ 580,000 5.750%,  4/15/2026
i
$ 640,709
Real Hero Merger Sub 2, Inc.
160,000 6.250%,  2/1/2029
i
165,952
Realogy Group, LLC
270,000 5.750%,  1/15/2029
i
282,255
Rite Aid Corporation
250,000 7.500%,  7/1/2025
i
253,125
Royal Caribbean Cruises, Ltd.
320,000 9.125%,  6/15/2023
i
351,200
350,000 4.250%,  7/1/2026
i
349,563
115,000 5.500%,  4/1/2028
i
120,440
Scientific Games International, Inc.
285,000 5.000%,  10/15/2025
i
294,263
260,000 7.250%,  11/15/2029
i
293,280
SeaWorld Parks and
Entertainment, Inc.
150,000 9.500%,  8/1/2025
i
160,875
Six Flags Entertainment
Corporation
170,000 5.500%,  4/15/2027
g,i
175,326
Six Flags Theme Parks, Inc.
150,000 7.000%,  7/1/2025
i
161,655
Staples, Inc.
340,000 7.500%,  4/15/2026
i
352,150
Target Corporation
575,000 2.250%,  4/15/2025 604,038
Tenneco, Inc.
255,000 5.000%,  7/15/2026
g
253,649
TJX Companies, Inc.
400,000 3.875%,  4/15/2030 458,506
Toll Brothers Finance Corporation
460,000 3.800%,  11/1/2029 493,350
Uber Technologies, Inc.
160,000 6.250%,  1/15/2028
i
172,194
ViacomCBS, Inc.
550,000 4.200%,  5/19/2032 634,769
Visa, Inc.
650,000 2.700%,  4/15/2040 671,925
Vista Outdoor, Inc.
270,000 4.500%,  3/15/2029
i
274,725
Walmart, Inc.
600,000 3.250%,  7/8/2029 671,018
Wyndham Destinations, Inc.
200,000 6.625%,  7/31/2026
i
226,600
Wyndham Hotels & Resorts, Inc.
120,000 4.375%,  8/15/2028
i
124,585
Yum! Brands, Inc.
270,000 4.750%,  1/15/2030
i
292,278
ZF North America Capital, Inc.
150,000 4.750%,  4/29/2025
i
162,000
Total 35,131,025
Consumer Non-Cyclical (0.5%)
Abbott Laboratories
941,000 4.750%,  11/30/2036 1,211,700
AbbVie, Inc.
7,000 2.900%,  11/6/2022 7,233
350,000 2.950%,  11/21/2026 376,231

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.4%) Value
Consumer Non-Cyclical (0.5%) - continued
$ 650,000 4.300%,  5/14/2036 $ 771,174
225,000 4.850%,  6/15/2044 286,107
240,000 4.700%,  5/14/2045 298,859
1,000,000 4.875%,  11/14/2048 1,288,099
Albertson's Companies, Inc.
610,000 3.500%,  3/15/2029
i
603,137
Altria Group, Inc.
512,000 5.800%,  2/14/2039 632,497
Amgen, Inc.
600,000 3.375%,  2/21/2050 633,476
Anheuser-Busch Companies, LLC
896,000 4.700%,  2/1/2036 1,099,700
Anheuser-Busch InBev Worldwide,
Inc.
900,000 4.750%,  4/15/2058 1,128,451
575,000 4.375%,  4/15/2038 687,453
50,000 4.600%,  4/15/2048 61,042
Anthem, Inc.
525,000 3.125%,  5/15/2050 533,014
415,000 4.625%,  5/15/2042 514,523
AstraZeneca plc
460,000 3.000%,  5/28/2051 474,241
480,000 1.375%,  8/6/2030 454,210
Bausch Health Companies, Inc.
350,000 5.000%,  2/15/2029
i
326,375
Baxalta, Inc.
246,000 4.000%,  6/23/2025 271,561
Becton, Dickinson and Company
350,000 3.794%,  5/20/2050 391,345
375,000 3.700%,  6/6/2027 416,693
Bunge, Ltd. Finance Corporation
500,000 2.750%,  5/14/2031 505,486
Campbell Soup Company
200,000 2.375%,  4/24/2030 201,482
Cargill, Inc.
300,000 3.250%,  5/23/2029
i
328,645
Centene Corporation
155,000 4.250%,  12/15/2027 163,331
165,000 4.625%,  12/15/2029 181,462
390,000 3.000%,  10/15/2030 400,639
100,000 2.500%,  3/1/2031 98,625
Central Garden & Pet Company
280,000 4.125%,  10/15/2030 285,950
Cigna Corporation
590,000 4.800%,  8/15/2038 734,803
Community Health Systems, Inc.
110,000 5.625%,  3/15/2027
i
117,425
150,000 6.000%,  1/15/2029
i
160,500
280,000 6.875%,  4/15/2029
i
293,012
Conagra Brands, Inc.
455,000 4.300%,  5/1/2024 499,055
Constellation Brands, Inc.
470,000 3.600%,  2/15/2028 520,684
250,000 2.875%,  5/1/2030 262,163
CVS Health Corporation
7,000 2.750%,  12/1/2022 7,193
1,440,000 4.875%,  7/20/2035 1,753,688
DaVita, Inc.
380,000 4.625%,  6/1/2030
i
390,724
Edgewell Personal Care Company
160,000 5.500%,  6/1/2028
i
169,600
Principal
Amount Long-Term Fixed Income (13.4%) Value
Consumer Non-Cyclical (0.5%) - continued
Encompass Health Corporation
$ 320,000 4.500%,  2/1/2028 $ 331,990
Endo Finance, LLC
140,000 9.500%,  7/31/2027
i
142,800
Energizer Holdings, Inc.
250,000 4.750%,  6/15/2028
i
256,187
General Mills, Inc.
320,000 2.875%,  4/15/2030 338,981
H. J. Heinz Company
80,000 5.200%,  7/15/2045 99,315
HCA, Inc.
745,000 5.375%,  2/1/2025 840,360
HLF Financing Sarl, LLC
280,000 4.875%,  6/1/2029
i
282,100
Illumina, Inc.
260,000 9.000%,  7/1/2028
i
289,905
Imperial Brands Finance plc
825,000 3.875%,  7/26/2029
i
893,736
JBS USA Food Company
90,000 5.750%,  1/15/2028
i
96,275
JBS USA, LLC
105,000 6.500%,  4/15/2029
i
117,995
280,000 5.500%,  1/15/2030
i
313,146
Keurig Dr. Pepper, Inc.
375,000 3.350%,  3/15/2051 393,181
550,000 3.200%,  5/1/2030 594,509
Kimberly-Clark Corporation
450,000 3.100%,  3/26/2030 497,419
300,000 3.900%,  5/4/2047 363,104
Kraft Foods Group, Inc.
390,000 5.000%,  6/4/2042 476,228
Kraft Heinz Foods Company
555,000 4.625%,  1/30/2029 645,959
380,000 3.750%,  4/1/2030 416,944
10,000 4.250%,  3/1/2031 11,360
172,000 4.375%,  6/1/2046 194,910
Mattel, Inc.
255,000 3.375%,  4/1/2026
i
264,562
Medtronic, Inc.
35,000 4.625%,  3/15/2045 45,913
Molina Healthcare, Inc.
280,000 4.375%,  6/15/2028
i
291,900
Mondelez International, Inc.
180,000 2.750%,  4/13/2030 189,601
MPH Acquisition Holdings, LLC
170,000 5.750%,  11/1/2028
i
170,835
Mylan, Inc.
675,000 4.550%,  4/15/2028 775,176
Ortho-Clinical Diagnostics, Inc.
160,000 7.250%,  2/1/2028
i
174,760
Par Pharmaceutical, Inc.
315,000 7.500%,  4/1/2027
i
322,034
Pilgrim's Pride Corporation
150,000 5.875%,  9/30/2027
i
159,750
Quest Diagnostics, Inc.
550,000 2.800%,  6/30/2031 574,107
Reynolds American, Inc.
512,000 5.700%,  8/15/2035 618,308

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.4%) Value
Consumer Non-Cyclical (0.5%) - continued
Roche Holdings, Inc.
$ 336,000 4.000%,  11/28/2044
i
$ 410,111
Royalty Pharma plc
500,000 3.550%,  9/2/2050
i
497,323
Scotts Miracle-Gro Company
270,000 4.500%,  10/15/2029 280,186
SEG Holding, LLC
320,000 5.625%,  10/15/2028
i
335,904
Simmons Foods, Inc.
255,000 4.625%,  3/1/2029
i
257,216
Smithfield Foods, Inc.
350,000 2.650%,  10/3/2021
i
351,704
Spectrum Brands, Inc.
130,000 5.000%,  10/1/2029
i
137,800
120,000 5.500%,  7/15/2030
i
129,300
Syneos Health, Inc.
240,000 3.625%,  1/15/2029
i
237,600
Sysco Corporation
600,000 6.600%,  4/1/2040 884,489
Teleflex, Inc.
155,000 4.250%,  6/1/2028
i
161,588
Tenet Healthcare Corporation
210,000 4.625%,  7/15/2024 213,087
570,000 5.125%,  11/1/2027
i
597,788
110,000 6.125%,  10/1/2028
i
117,220
Teva Pharmaceutical Finance
Netherlands III BV
3,000 2.200%,  7/21/2021 2,999
175,000 2.800%,  7/21/2023 174,386
Thermo Fisher Scientific, Inc.
360,000 4.133%,  3/25/2025 399,138
Tyson Foods, Inc.
236,000 3.550%,  6/2/2027 261,355
United Natural Foods, Inc.
230,000 6.750%,  10/15/2028
i
247,517
UnitedHealth Group, Inc.
600,000 2.950%,  10/15/2027 652,658
460,000 4.625%,  7/15/2035 581,056
VRX Escrow Corporation
732,000 6.125%,  4/15/2025
i
750,300
Zoetis, Inc.
468,000 4.700%,  2/1/2043 601,658
Total 39,007,321
Energy (0.4%)
Antero Midstream Partners, LP
120,000 5.750%,  3/1/2027
i
124,800
Antero Resources Corporation
250,000 5.375%,  3/1/2030
i
255,157
Apache Corporation
75,000 4.875%,  11/15/2027 81,224
260,000 4.375%,  10/15/2028 276,770
85,000 5.100%,  9/1/2040 89,037
Archrock Partners, LP
250,000 6.250%,  4/1/2028
i
260,977
BP Capital Markets America, Inc.
750,000 2.939%,  6/4/2051 718,033
400,000 3.543%,  4/6/2027 441,376
Buckeye Partners, LP
200,000 4.125%,  3/1/2025
i
207,250
Principal
Amount Long-Term Fixed Income (13.4%) Value
Energy (0.4%) - continued
$ 150,000 3.950%,  12/1/2026 $ 152,625
Canadian Natural Resources, Ltd.
585,000 3.450%,  11/15/2021 587,179
195,000 2.050%,  7/15/2025 200,350
265,000 2.950%,  7/15/2030 274,533
Cenovus Energy, Inc.
100,000 5.375%,  7/15/2025 114,403
Centennial Resource Production,
LLC
230,000 6.875%,  4/1/2027
g,i
235,200
Cheniere Energy Partners, LP
545,000 5.625%,  10/1/2026 565,437
Chevron USA, Inc.
1,000,000 5.050%,  11/15/2044 1,340,957
Cimarex Energy Company
500,000 4.375%,  6/1/2024 544,215
CNX Resources Corporation
140,000 6.000%,  1/15/2029
i
151,371
Comstock Resources, Inc.
175,000 5.875%,  1/15/2030
i
178,500
ConocoPhillips
590,000 6.500%,  2/1/2039 871,116
Continental Resources, Inc.
31,000 4.500%,  4/15/2023 32,258
120,000 4.375%,  1/15/2028 132,750
150,000 5.750%,  1/15/2031
i
179,625
Devon Energy Corporation
834,000 4.500%,  1/15/2030
i
916,897
Diamondback Energy, Inc.
550,000 3.500%,  12/1/2029 588,801
DT Midstream, Inc.
210,000 4.125%,  6/15/2029
i
213,219
70,000 4.375%,  6/15/2031
i
71,525
Enagas SA
330,000 5.500%,  1/15/2028
i
335,775
Encana Corporation
120,000 6.625%,  8/15/2037 160,114
Endeavor Energy Resources, LP
170,000 5.750%,  1/30/2028
i
181,262
Energean Israel Finance, Ltd.
220,000 4.500%,  3/30/2024
i
224,675
Energy Transfer Operating, LP
600,000 6.000%,  6/15/2048 758,405
Energy Transfer Partners, LP
265,000 4.900%,  3/15/2035 306,120
250,000 5.150%,  2/1/2043 282,091
EnLink Midstream Partners, LP
250,000 4.850%,  7/15/2026 258,750
145,000 5.600%,  4/1/2044 131,225
Enterprise Products Operating,
LLC
172,000 5.100%,  2/15/2045 217,231
EQM Midstream Partners, LP
285,000 6.500%,  7/1/2027
i
317,775
EQT Corporation
70,000 3.125%,  5/15/2026
i
71,730
310,000 3.900%,  10/1/2027 332,087
Equinor ASA
315,000 3.000%,  4/6/2027 342,188

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.4%) Value
Energy (0.4%) - continued
Exxon Mobil Corporation
$ 700,000 3.452%,  4/15/2051 $ 761,855
Genesis Energy, LP
120,000 6.500%,  10/1/2025 121,200
70,000 8.000%,  1/15/2027 73,544
Halliburton Company
500,000 2.920%,  3/1/2030
g
519,575
Harvest Midstream, LP
290,000 7.500%,  9/1/2028
i
314,940
Hess Midstream Operations, LP
190,000 5.625%,  2/15/2026
i
198,170
Hilcorp Energy I, LP
230,000 5.750%,  2/1/2029
i
239,775
Indigo Natural Resources, LLC
140,000 5.375%,  2/1/2029
i
146,300
ITT Holdings, LLC
200,000 6.500%,  8/1/2029
d,i
203,750
Magellan Midstream Partners, LP
315,000 5.000%,  3/1/2026 361,861
Marathon Oil Corporation
525,000 4.400%,  7/15/2027 594,622
Marathon Petroleum Corporation
230,000 6.500%,  3/1/2041 319,230
MPLX, LP
325,000 4.875%,  12/1/2024 363,692
458,000 4.875%,  6/1/2025 517,005
Murphy Oil Corporation
150,000 5.875%,  12/1/2027 156,555
95,000 6.375%,  7/15/2028 100,163
Nabors Industries, Ltd.
265,000 7.250%,  1/15/2026
g,i
259,700
National Fuel Gas Company
525,000 5.500%,  1/15/2026 607,437
Newfield Exploration Company
590,000 5.625%,  7/1/2024 656,917
280,000 5.375%,  1/1/2026 315,545
NGL Energy Operating, LLC
150,000 7.500%,  2/1/2026
i
157,500
NGL Energy Partners, LP
150,000 7.500%,  11/1/2023 147,750
NuStar Logistics, LP
240,000 5.750%,  10/1/2025 261,000
Oasis Petroleum, Inc.
175,000 6.375%,  6/1/2026
i
182,478
Occidental Petroleum Corporation
490,000 2.900%,  8/15/2024 501,025
250,000 3.400%,  4/15/2026 255,625
75,000 8.500%,  7/15/2027 94,440
290,000 3.500%,  8/15/2029 291,044
160,000 6.450%,  9/15/2036 191,296
410,000 4.400%,  4/15/2046 393,805
ONEOK, Inc.
480,000 2.200%,  9/15/2025 493,289
Ovintiv, Inc.
80,000 7.375%,  11/1/2031 106,217
PBF Holding Company, LLC
215,000 9.250%,  5/15/2025
i
216,589
Pioneer Natural Resources
Company
225,000 4.450%,  1/15/2026 253,678
Principal
Amount Long-Term Fixed Income (13.4%) Value
Energy (0.4%) - continued
Plains All American Pipeline, LP
$ 300,000 4.500%,  12/15/2026 $ 336,586
Precision Drilling Corporation
175,000 6.875%,  1/15/2029
i
180,250
Qatar Petroleum
460,000 3.125%,  7/12/2041 458,303
Range Resources Corporation
120,000 9.250%,  2/1/2026 132,300
110,000 8.250%,  1/15/2029
i
124,025
Sabine Pass Liquefaction, LLC
26,000 5.625%,  4/15/2023 27,932
480,000 5.750%,  5/15/2024 538,649
Schlumberger Holdings
Corporation
280,000 4.000%,  12/21/2025
i
310,545
SM Energy Company
105,000 6.500%,  7/15/2028 107,887
Suncor Energy, Inc.
270,000 3.600%,  12/1/2024 291,640
Sunoco Logistics Partners
Operations, LP
475,000 4.000%,  10/1/2027 522,582
Sunoco, LP
285,000 5.875%,  3/15/2028 302,813
Targa Resources Partners, LP
180,000 5.375%,  2/1/2027 187,425
Teine Energy, Ltd.
220,000 6.875%,  4/15/2029
i
225,775
Transocean Guardian, Ltd.
195,750 5.875%,  1/15/2024
g,i
190,367
Transocean Proteus, Ltd.
82,500 6.250%,  12/1/2024
i
83,325
Transocean, Inc.
140,000 11.500%,  1/30/2027
i
149,617
USA Compression Partners, LP
120,000 6.875%,  4/1/2026 125,700
Vine Energy Holdings, LLC
145,000 6.750%,  4/15/2029
i
152,613
W&T Offshore, Inc.
190,000 9.750%,  11/1/2023
i
184,300
Weatherford International, Ltd.
160,000 8.750%,  9/1/2024
i
167,400
205,000 11.000%,  12/1/2024
i
213,200
Western Gas Partners, LP
472,000 4.000%,  7/1/2022 479,670
Western Midstream Operating, LP
80,000 4.350%,  2/1/2025 84,527
240,000 3.950%,  6/1/2025 249,372
130,000 5.500%,  8/15/2048 141,491
Williams Companies, Inc.
500,000 7.500%,  1/15/2031 692,684
Total 30,763,563
Financials (0.9%)
ABN AMRO Bank NV
450,000 4.750%,  7/28/2025
i
504,421
ACE INA Holdings, Inc.
335,000 4.350%,  11/3/2045 422,718
AerCap Ireland Capital DAC
420,000 3.500%,  1/15/2025 445,102

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.4%) Value
Financials (0.9%) - continued
$ 575,000 3.875%,  1/23/2028 $ 615,461
Aircastle, Ltd.
350,000 5.000%,  4/1/2023 374,379
480,000 2.850%,  1/26/2028
i
482,373
Ally Financial, Inc.
220,000 5.750%,  11/20/2025 252,595
American International Group, Inc.
336,000 4.125%,  2/15/2024 365,869
220,000 3.750%,  7/10/2025 242,429
650,000 3.900%,  4/1/2026 725,361
Ares Capital Corporation
425,000 3.875%,  1/15/2026 455,278
250,000 2.150%,  7/15/2026 248,606
Athene Global Funding
6,000 4.000%,  1/25/2022
i
6,125
Australia and New Zealand
Banking Group, Ltd.
450,000 2.950%,  7/22/2030
b,i
468,157
Aviation Capital Group, LLC
485,000 2.875%,  1/20/2022
i
489,928
Avolon Holdings Funding, Ltd.
350,000 5.250%,  5/15/2024
i
384,940
125,000 4.250%,  4/15/2026
i
135,460
Banco Santander Mexico SA
400,000 5.375%,  4/17/2025
i
453,856
Banco Santander SA
600,000
1.308%,  (LIBOR 3M +
1.120%), 4/12/2023
b
608,196
Bank of America Corporation
10,000 3.550%,  3/5/2024
b
10,507
350,000 4.200%,  8/26/2024 383,682
470,000 4.000%,  1/22/2025 515,808
650,000 3.458%,  3/15/2025
b
694,710
500,000 3.824%,  1/20/2028
b
554,814
230,000 2.087%,  6/14/2029
b
231,861
600,000 2.496%,  2/13/2031
b
612,596
400,000 2.592%,  4/29/2031
b
412,375
650,000 1.922%,  10/24/2031
b
633,461
600,000 4.244%,  4/24/2038
b
712,920
Barclays plc
625,000 4.972%,  5/16/2029
b
731,860
665,000 3.564%,  9/23/2035
b
692,824
BPCE SA
440,000 3.500%,  10/23/2027
i
477,217
Camden Property Trust
900,000 3.150%,  7/1/2029 977,806
CANPACK SA
290,000 3.125%,  11/1/2025
i
295,075
Capital One Financial Corporation
500,000 4.200%,  10/29/2025 558,342
Cascades USA, Inc.
165,000 5.125%,  1/15/2026
i
175,725
Chobani, LLC
310,000 4.625%,  11/15/2028
i
321,237
CIT Group, Inc.
160,000 5.250%,  3/7/2025 180,000
Citigroup, Inc.
735,000 4.400%,  6/10/2025 820,862
348,000 3.200%,  10/21/2026 376,975
345,000 1.462%,  6/9/2027
b
343,515
720,000 3.668%,  7/24/2028
b
794,074
Principal
Amount Long-Term Fixed Income (13.4%) Value
Financials (0.9%) - continued
$ 236,000 4.125%,  7/25/2028 $ 265,864
500,000 3.520%,  10/27/2028
b
547,543
348,000 4.650%,  7/23/2048 455,687
CNA Financial Corporation
250,000 3.900%,  5/1/2029 280,619
Comerica, Inc.
180,000 3.700%,  7/31/2023 191,317
Commerzbank AG
600,000 8.125%,  9/19/2023
i
683,651
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
1,416,000 4.625%,  12/1/2023 1,548,368
Credit Acceptance Corporation
250,000 5.125%,  12/31/2024
i
259,062
Credit Suisse Group AG
350,000 7.250%,  9/12/2025
b,i,m
395,675
750,000 2.193%,  6/5/2026
b,i
767,933
Danske Bank AS
675,000 3.244%,  12/20/2025
b,i
718,399
Deutsche Bank AG
450,000 3.547%,  9/18/2031
b
479,010
500,000 3.729%,  1/14/2032
b
508,816
Discover Bank
400,000 2.450%,  9/12/2024 418,511
600,000 4.682%,  8/9/2028
b
637,290
Diversified Healthcare Trust
175,000 4.375%,  3/1/2031 167,562
Drawbridge Special Opportunities
Fund, LP
320,000 3.875%,  2/15/2026
i
331,027
Duke Realty, LP
450,000 2.875%,  11/15/2029 473,366
ERP Operating, LP
90,000 3.375%,  6/1/2025 97,311
ESH Hospitality, Inc.
240,000 5.250%,  5/1/2025
i
244,464
First Horizon Bank
115,000 5.750%,  5/1/2030 141,791
First Horizon National Corporation
460,000 4.000%,  5/26/2025 506,773
Fortress Transportation
150,000 6.500%,  10/1/2025
i
155,812
Fortress Transportation and
Infrastructure Investors, LLC
35,000 5.500%,  5/1/2028
i
36,444
FS KKR Capital Corporation
600,000 3.400%,  1/15/2026 620,411
GE Capital Funding, LLC
1,450,000 4.400%,  5/15/2030 1,689,732
GE Capital International Funding
Company
890,000 4.418%,  11/15/2035 1,066,649
Global Net Lease, Inc.
300,000 3.750%,  12/15/2027
i
296,924
Goldman Sachs Group, Inc.
700,000 3.625%,  2/20/2024 750,377
120,000 1.992%,  1/27/2032
b
116,543
768,000 2.615%,  4/22/2032
b
784,564
790,000 4.750%,  10/21/2045 1,032,948
HCP, Inc.
11,000 3.400%,  2/1/2025 11,815

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.4%) Value
Financials (0.9%) - continued
Healthpeak Properties, Inc.
$ 400,000 2.875%,  1/15/2031 $ 418,498
HSBC Holdings plc
750,000 3.803%,  3/11/2025
b
806,463
425,000 3.900%,  5/25/2026 472,655
725,000 4.950%,  3/31/2030 874,938
Icahn Enterprises, LP
410,000 6.375%,  12/15/2025 421,767
International Lease Finance
Corporation
58,000 5.875%,  8/15/2022 61,377
iStar, Inc.
265,000 4.250%,  8/1/2025 272,619
J.P. Morgan Chase & Company
750,000 3.875%,  9/10/2024 817,553
265,000 3.125%,  1/23/2025 284,374
230,000 0.824%,  6/1/2025
b
229,559
375,000 1.040%,  2/4/2027
b
368,836
384,000 1.578%,  4/22/2027
b
385,990
675,000 4.203%,  7/23/2029
b
775,740
400,000 2.522%,  4/22/2031
b
411,597
500,000 1.953%,  2/4/2032
b
485,599
770,000 3.882%,  7/24/2038
b
887,014
512,000 3.157%,  4/22/2042
b
532,956
Kimco Realty Corporation
510,000 3.300%,  2/1/2025 549,906
Lloyds Banking Group plc
70,000 2.907%,  11/7/2023
b
72,178
925,000 3.870%,  7/9/2025
b
1,002,119
LPL Holdings, Inc.
180,000 4.000%,  3/15/2029
i
180,805
MGM Growth Properties Operating
Partnership, LP
170,000 4.625%,  6/15/2025
i
181,623
140,000 5.750%,  2/1/2027 155,767
Mitsubishi UFJ Financial Group,
Inc.
600,000 3.287%,  7/25/2027 659,605
800,000 2.048%,  7/17/2030 797,218
Mizuho Financial Group, Inc.
660,000 1.979%,  9/8/2031
b
645,622
Morgan Stanley
250,000 2.188%,  4/28/2026
b
259,575
540,000 4.350%,  9/8/2026 611,424
720,000 3.591%,  7/22/2028
b
797,581
100,000 3.772%,  1/24/2029
b
112,233
720,000 3.622%,  4/1/2031
b
803,703
360,000 2.802%,  1/25/2052
b
352,943
MPT Operating Partnership, LP
220,000 4.625%,  8/1/2029 235,501
Nasdaq, Inc.
335,000 3.250%,  4/28/2050 335,877
295,000 3.850%,  6/30/2026 328,237
Nationwide Building Society
400,000 3.622%,  4/26/2023
b,i
410,173
Natwest Group plc
445,000 3.032%,  11/28/2035
b
445,712
Navient Corporation
145,000 5.500%,  1/25/2023 152,931
NFP Corporation
95,000 6.875%,  8/15/2028
i
100,007
Principal
Amount Long-Term Fixed Income (13.4%) Value
Financials (0.9%) - continued
Omega Healthcare Investors, Inc.
$ 416,000 3.625%,  10/1/2029 $ 445,577
375,000 3.375%,  2/1/2031 385,231
OneMain Finance Corporation
105,000 3.500%,  1/15/2027 105,787
Owl Rock Technology Finance
Corporation
115,000 4.750%,  12/15/2025
i
126,432
Park Aerospace Holdings, Ltd.
350,000 4.500%,  3/15/2023
i
367,912
Park Intermediate Holdings, LLC
155,000 4.875%,  5/15/2029
i
160,340
PennyMac Financial Services, Inc.
190,000 4.250%,  2/15/2029
i
183,048
Playtika Holding Corporation
140,000 4.250%,  3/15/2029
i
139,903
Prudential Financial, Inc.
675,000 3.700%,  3/13/2051 769,599
Quicken Loans, LLC
190,000 3.625%,  3/1/2029
i
187,625
Radian Group, Inc.
145,000 4.875%,  3/15/2027 157,687
Realty Income Corporation
475,000 4.125%,  10/15/2026 538,338
250,000 1.800%,  3/15/2033 237,678
Regency Centers, LP
720,000 4.125%,  3/15/2028 809,036
Reinsurance Group of America,
Inc.
510,000 4.700%,  9/15/2023 554,208
Royal Bank of Scotland Group plc
500,000 6.000%,  12/29/2025
b,m
557,290
475,000 4.445%,  5/8/2030
b
543,740
Santander UK Group Holdings plc
460,000 1.673%,  6/14/2027
b
459,296
Service Properties Trust
200,000 4.500%,  6/15/2023 205,000
110,000 4.750%,  10/1/2026 108,625
150,000 5.500%,  12/15/2027 160,085
Simon Property Group, LP
950,000 3.800%,  7/15/2050 1,049,654
Societe Generale SA
354,000 4.750%,  11/24/2025
i
394,728
Springleaf Finance Corporation
220,000 6.875%,  3/15/2025 248,292
230,000 6.625%,  1/15/2028 263,663
Sumitomo Mitsui Financial Group,
Inc.
336,000 3.010%,  10/19/2026 362,446
375,000 1.710%,  1/12/2031 364,982
Synchrony Financial
155,000 4.250%,  8/15/2024 169,373
350,000 3.950%,  12/1/2027 390,148
Truist Financial Corporation
230,000 1.887%,  6/7/2029
b
230,697
UBS Group Funding Jersey, Ltd.
336,000 4.125%,  9/24/2025
i
374,852
UDR, Inc.
400,000 2.100%,  8/1/2032 384,031

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.4%) Value
Financials (0.9%) - continued
United Wholesale Mortgage, LLC
$ 140,000 5.500%,  4/15/2029
i
$ 139,968
VEREIT Operating Partnership, LP
500,000 2.850%,  12/15/2032 522,309
VICI Properties, LP
150,000 4.250%,  12/1/2026
i
156,033
80,000 3.750%,  2/15/2027
i
81,370
30,000 4.625%,  12/1/2029
i
31,875
Voya Financial, Inc.
425,000 3.125%,  7/15/2024 452,275
Wells Fargo & Company
550,000 4.125%,  8/15/2023 591,423
350,000 3.000%,  2/19/2025 374,554
450,000 3.000%,  4/22/2026 483,866
450,000 3.000%,  10/23/2026 485,283
550,000 2.393%,  6/2/2028
b
570,402
310,000 4.900%,  11/17/2045 397,585
Welltower, Inc.
345,000 2.050%,  1/15/2029 345,475
Westpac Banking Corporation
900,000 2.668%,  11/15/2035
b
885,258
Total 70,523,012
Mortgage-Backed Securities (3.6%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
11,135,604 3.000%,  3/25/2050 11,617,574
5,558,589 3.000%,  4/1/2050 5,806,418
3,806,670 3.500%,  7/1/2047 4,028,707
Federal National Mortgage
Association
2,710,881 4.500%,  5/1/2048 2,927,401
4,543,655 3.500%,  10/1/2048 4,786,161
2,480,515 3.500%,  6/1/2049 2,618,223
5,224,089 3.500%,  8/1/2049 5,513,661
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
19,100,000 1.500%,  7/1/2036
d
19,330,170
58,475,000 2.000%,  7/1/2036
d
60,312,622
10,000,000 2.500%,  7/1/2036
d
10,427,734
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
68,269,000 2.500%,  7/1/2050
d
70,610,414
55,550,000 2.000%,  7/1/2051
d,n
56,088,141
8,101,423 4.000%,  7/1/2048 8,634,557
Government National Mortgage
Association 30-Yr. Pass Through
13,075,000 2.500%,  7/1/2051
d
13,530,582
Total 276,232,365
Technology (0.3%)
Apple, Inc.
300,000 3.000%,  2/9/2024 318,343
95,000 3.200%,  5/11/2027 104,940
640,000 3.000%,  6/20/2027 703,658
960,000 3.000%,  11/13/2027 1,050,580
835,000 3.750%,  9/12/2047 984,514
Applied Materials, Inc.
240,000 3.300%,  4/1/2027 265,252
Principal
Amount Long-Term Fixed Income (13.4%) Value
Technology (0.3%) - continued
Baidu, Inc.
$ 500,000 3.425%,  4/7/2030 $ 540,949
Banff Merger Sub, Inc.
110,000 9.750%,  9/1/2026
i
115,775
Broadcom Corporation
185,000 3.875%,  1/15/2027 204,421
500,000 3.500%,  1/15/2028 548,529
Broadcom, Inc.
250,000 5.000%,  4/15/2030 294,943
206,000 3.469%,  4/15/2034
i
217,897
CDW, LLC
150,000 4.250%,  4/1/2028 157,500
CommScope Technologies
Finance, LLC
177,000 6.000%,  6/15/2025
i
180,761
CommScope, Inc.
160,000 7.125%,  7/1/2028
i
173,400
Dell International, LLC
1,300,000 6.020%,  6/15/2026 1,560,684
230,000 8.350%,  7/15/2046 376,189
Diamond Sports Group, LLC
305,000 6.625%,  8/15/2027
i
149,796
Everi Holdings, Inc.
65,000 5.000%,  7/15/2029
d,e,i
66,787
Fiserv, Inc.
775,000 2.250%,  6/1/2027 803,932
480,000 2.650%,  6/1/2030 496,981
Gartner, Inc.
140,000 3.625%,  6/15/2029
i
142,100
235,000 3.750%,  10/1/2030
i
240,431
Hewlett Packard Enterprise
Company
475,000 4.650%,  10/1/2024 528,095
Iron Mountain, Inc.
320,000 4.875%,  9/15/2029
i
330,304
250,000 5.250%,  7/15/2030
i
264,645
KLA Corporation
720,000 3.300%,  3/1/2050 761,854
Lam Research Corporation
600,000 2.875%,  6/15/2050 603,834
Microchip Technology, Inc.
230,000 0.983%,  9/1/2024
i
228,885
Micron Technology, Inc.
275,000 2.497%,  4/24/2023 284,245
Microsoft Corporation
700,000 4.200%,  11/3/2035 862,470
890,000 3.700%,  8/8/2046 1,068,684
NCR Corporation
450,000 6.125%,  9/1/2029
i
490,500
NVIDIA Corporation
675,000 3.500%,  4/1/2040 765,635
NXP Funding, LLC
250,000 5.550%,  12/1/2028
i
307,003
256,000 4.300%,  6/18/2029
i
293,509
250,000 2.500%,  5/11/2031
i
252,473
250,000 3.250%,  5/11/2041
i
257,042
Open Text Corporation
290,000 4.125%,  2/15/2030
i
295,742
Oracle Corporation
230,000 3.950%,  3/25/2051 251,042

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.4%) Value
Technology (0.3%) - continued
$ 332,000 2.400%,  9/15/2023 $ 344,247
750,000 2.800%,  4/1/2027 795,326
600,000 3.850%,  7/15/2036 659,606
625,000 3.600%,  4/1/2040 659,224
PTC, Inc.
130,000 3.625%,  2/15/2025
i
133,900
110,000 4.000%,  2/15/2028
i
113,630
Qorvo, Inc.
200,000 3.375%,  4/1/2031
i
208,444
Rackspace Technology Global,
Inc.
230,000 5.375%,  12/1/2028
g,i
235,750
Seagate HDD Cayman
290,000 3.375%,  7/15/2031
i
280,227
Sensata Technologies, Inc.
340,000 3.750%,  2/15/2031
i
336,202
Shift4 Payments, LLC
80,000 4.625%,  11/1/2026
i
83,500
SS&C Technologies, Inc.
490,000 5.500%,  9/30/2027
i
519,253
Switch, Ltd.
240,000 3.750%,  9/15/2028
i
243,000
Teledyne Technologies, Inc.
384,000 2.250%,  4/1/2028 390,985
Texas Instruments, Inc.
580,000 4.150%,  5/15/2048 735,659
Tyco Electronics Group SA
120,000 3.450%,  8/1/2024 128,586
240,000 3.125%,  8/15/2027 258,469
VMware, Inc.
400,000 4.650%,  5/15/2027 459,071
Total 24,129,403
Transportation (0.1%)
Air Canada Pass Through Trust
84,929 3.875%,  3/15/2023
i
85,985
American Airlines, Inc.
170,000 11.750%,  7/15/2025
i
213,350
445,000 5.500%,  4/20/2026
i
471,144
50,000 5.750%,  4/20/2029
i
54,062
Avis Budget Car Rental, LLC
190,000 5.375%,  3/1/2029
g,i
197,837
Boeing Company
313,000 5.805%,  5/1/2050 421,496
Burlington Northern Santa Fe, LLC
355,000 5.750%,  5/1/2040 504,413
285,000 4.450%,  3/15/2043 358,542
CSX Corporation
360,000 3.800%,  4/15/2050 410,053
Delta Air Lines, Inc.
335,000 7.000%,  5/1/2025
i
390,941
756,000 4.750%,  10/20/2028
i
840,489
Southwest Airlines Company
500,000 5.125%,  6/15/2027 588,236
512,000 2.625%,  2/10/2030 524,032
United Airlines Pass Through Trust
10,000 3.700%,  12/1/2022 10,296
United Airlines, Inc.
230,000 4.375%,  4/15/2026
i
238,091
230,000 4.625%,  4/15/2029
i
238,050
Principal
Amount Long-Term Fixed Income (13.4%) Value
Transportation (0.1%) - continued
United Parcel Service, Inc.
$ 480,000 4.450%,  4/1/2030 $ 580,947
XPO Logistics, Inc.
287,000 6.750%,  8/15/2024
i
298,121
Total 6,426,085
U.S. Government & Agencies (4.4%)
U.S. Treasury Bonds
880,000 1.625%,  11/15/2050 790,350
20,205,000 2.250%,  11/15/2027 21,613,036
18,050,000 2.875%,  5/15/2028 20,051,012
5,830,000 5.250%,  11/15/2028 7,483,352
7,700,000 1.625%,  8/15/2029 7,875,355
900,000 1.500%,  2/15/2030 908,895
500,000 0.875%,  11/15/2030 475,469
160,000 1.125%,  2/15/2031 155,325
2,050,000 4.375%,  5/15/2040 2,864,795
7,430,000 1.375%,  11/15/2040 6,674,230
11,465,000 3.000%,  5/15/2042 13,420,320
25,124,000 2.500%,  5/15/2046 27,218,321
16,725,000 2.875%,  5/15/2049 19,584,583
U.S. Treasury Notes
275,000 0.125%,  6/30/2022 275,064
8,320,000 1.875%,  7/31/2022 8,478,600
15,930,000 0.125%,  10/31/2022 15,923,155
8,115,000 2.000%,  11/30/2022 8,324,849
38,300,000 0.125%,  12/31/2022 38,267,086
1,845,000 0.125%,  1/31/2023 1,843,198
11,580,000 2.500%,  3/31/2023 12,041,843
3,600,000 0.125%,  4/30/2023 3,593,250
350,000 0.125%,  10/15/2023 348,496
16,710,000 2.500%,  1/31/2024 17,629,703
1,460,000 2.125%,  7/31/2024 1,533,456
95,000 2.250%,  11/15/2024 100,425
13,150,000 2.125%,  11/30/2024 13,850,648
43,700,000 2.875%,  5/31/2025 47,441,813
12,650,000 2.625%,  1/31/2026 13,683,742
25,060,000 2.500%,  2/28/2026 26,982,572
300,000 0.750%,  1/31/2028 292,066
Total 339,725,009
Utilities (0.3%)
Ameren Illinois Company
450,000 4.500%,  3/15/2049 578,895
American Water Capital
Corporation
650,000 2.800%,  5/1/2030 687,973
Appalachian Power Company
238,000 3.300%,  6/1/2027 257,777
Arizona Public Service Company
50,000 3.500%,  12/1/2049 54,701
Berkshire Hathaway Energy
Company
375,000 4.500%,  2/1/2045 461,948
Calpine Corporation
345,000 4.500%,  2/15/2028
i
351,900
CenterPoint Energy Resources
Corporation
350,000 1.750%,  10/1/2030 335,546
CenterPoint Energy, Inc.
300,000 2.500%,  9/1/2024 313,717
420,000 4.250%,  11/1/2028 482,852

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (13.4%) Value
Utilities (0.3%) - continued
CMS Energy Corporation
$ 236,000 2.950%,  2/15/2027 $ 248,973
Commonwealth Edison Company
355,000 3.700%,  3/1/2045 405,793
180,000 4.350%,  11/15/2045 223,883
Consolidated Edison Company of
New York, Inc.
550,000 4.125%,  5/15/2049 641,031
Consolidated Edison, Inc.
168,000 4.500%,  12/1/2045 202,603
Consumers Energy Company
550,000 4.350%,  4/15/2049 702,630
DTE Electric Company
265,000 3.700%,  3/15/2045 302,652
360,000 3.700%,  6/1/2046 411,789
Duke Energy Carolinas, LLC
440,000 3.700%,  12/1/2047 496,015
Duke Energy Corporation
448,000 3.750%,  9/1/2046 478,499
Duke Energy Florida, LLC
320,000 3.200%,  1/15/2027 349,380
Duke Energy Indiana, LLC
450,000 3.750%,  5/15/2046 503,960
Edison International
675,000 5.750%,  6/15/2027 768,037
Exelon Corporation
375,000 4.700%,  4/15/2050 473,668
240,000 5.100%,  6/15/2045 313,548
336,000 4.450%,  4/15/2046 407,337
FirstEnergy Corporation
150,000 3.350%,  7/15/2022 152,475
ITC Holdings Corporation
67,000 4.050%,  7/1/2023 70,882
224,000 5.300%,  7/1/2043 289,934
Jersey Central Power & Light
Company
200,000 2.750%,  3/1/2032
i
203,018
Mississippi Power Company
340,000 3.950%,  3/30/2028 382,466
National Rural Utilities Cooperative
Finance Corporation
295,000 3.900%,  11/1/2028 333,891
575,000 3.700%,  3/15/2029 641,371
NextEra Energy Operating
Partners, LP
320,000 3.875%,  10/15/2026
i
338,000
NiSource Finance Corporation
415,000 5.650%,  2/1/2045 571,993
NiSource, Inc.
550,000 3.600%,  5/1/2030 608,964
NRG Energy, Inc.
275,000 3.375%,  2/15/2029
i
269,162
Pacific Gas and Electric Company
350,000 3.300%,  12/1/2027 359,765
256,000 3.250%,  6/1/2031 251,731
PG&E Corporation
160,000 5.000%,  7/1/2028 161,779
130,000 5.250%,  7/1/2030 131,235
PPL Electric Utilities Corporation
354,000 3.950%,  6/1/2047 418,400
Principal
Amount Long-Term Fixed Income (13.4%) Value
Utilities (0.3%) - continued
Public Service Electric & Gas
Company
$ 350,000 3.000%,  5/15/2027 $ 378,246
San Diego Gas and Electric
Company
500,000 4.150%,  5/15/2048 605,872
South Carolina Electric & Gas
Company
350,000 5.100%,  6/1/2065 505,522
Southern California Edison
Company
485,000 4.000%,  4/1/2047 510,172
Southern Company
325,000 3.250%,  7/1/2026 352,711
Southern Company Gas Capital
Corporation
140,000 4.400%,  5/30/2047 164,764
Southwestern Electric Power
Company
180,000 3.900%,  4/1/2045 197,912
Suburban Propane Partners, LP
310,000 5.875%,  3/1/2027 325,471
Talen Energy Supply, LLC
160,000 7.625%,  6/1/2028
i
149,714
TerraForm Power Operating, LLC
305,000 5.000%,  1/31/2028
i
322,919
Virginia Electric and Power
Company
425,000 4.600%,  12/1/2048 548,745
Vistra Operations Company, LLC
300,000 5.000%,  7/31/2027
i
307,989
Total 20,010,210
Total Long-Term Fixed Income
(cost $980,540,909) 1,024,715,321
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
22,335,416 Thrivent Cash Management Trust 22,335,416
Total Collateral Held for
Securities Loaned
(cost $22,335,416) 22,335,416
Shares or
Principal
Amount Short-Term Investments ( 8.5% ) Value
Federal Home Loan Bank Discount
Notes
40,000,000 0.010%, 7/7/2021
o,p
39,999,800
800,000 0.015%, 7/14/2021
o,p
799,991
2,600,000 0.019%, 7/15/2021
o,p
2,599,970
100,000 0.003%, 7/16/2021
o,p
99,999
14,800,000 0.005%, 7/21/2021
o,p
14,799,753
600,000 0.005%, 7/28/2021
o,p
599,987
1,700,000 0.005%, 7/30/2021
o,p
1,699,959
2,700,000 0.013%, 8/4/2021
o,p
2,699,898
1,500,000 0.013%, 8/6/2021
o,p
1,499,940
22,100,000 0.005%, 8/11/2021
o,p
22,098,993
400,000 0.035%, 8/18/2021
o,p
399,979
7,200,000 0.045%, 8/20/2021
o,p
7,199,600
600,000 0.017%, 8/25/2021
o,p
599,963
100,000 0.040%, 8/27/2021
o,p
99,994
100,000 0.042%, 9/22/2021
o,p
99,988

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (8.5%) Value
Thrivent Core Short-Term Reserve
Fund
53,689,009 0.140% $ 536,890,089
U.S. Treasury Bills
500,000 0.008%, 7/13/2021
o,q
499,993
14,000,000 0.005%, 7/15/2021
o,r
13,999,755
1,100,000 0.036%, 8/12/2021
o,r
1,099,926
600,000 0.048%, 8/26/2021
o
599,958
Total Short-Term Investments
(cost $648,320,154) 648,387,535
Contracts Options Purchased ( <0.1% ) Value
Put on U.S. Treasury Long Bond
Futures
66 $149.00, expires 8/27/2021 5,156
Total Options Purchased
(cost $72,449) 5,156
Total Investments (cost
$5,950,768,022) 103.3% $7,923,194,677
Other Assets and Liabilities, Net
(3.3%) (253,249,461)
Total Net Assets 100.0% $7,669,945,216
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of June 30, 2021.
g All or a portion of the security is on loan.
h Non-income producing security.
i Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2021, the value of these investments was $176,697,483 or 2.3% of
total net assets.
j Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2021.
k Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
l All or a portion of the security is insured or guaranteed.
m Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
n All or a portion of the security was earmarked to cover
written options.
o The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
q At June 30, 2021, $99,999 of investments were segregated
to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
r All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Portfolio as of June 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 3,479,105
Common Stock 18,566,663
Total lending $22,045,768
Gross amount payable upon return of
collateral for securities loaned $22,335,416
Net amounts due to counterparty
$289,648
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30
Year Average

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 2,017,495,689
Gross unrealized depreciation (45,886,548)
Net unrealized appreciation (depreciation) $ 1,971,609,141
Cost for federal income tax purposes $ 5,966,790,414

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing Moderately Aggressive Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,188,635 – 3,188,635 –
Capital Goods 7,442,173 – 7,442,173 –
Communications Services 10,528,812 – 10,150,387 378,425
Consumer Cyclical 9,399,584 – 9,399,584 –
Consumer Non-Cyclical 10,638,634 – 10,316,734 321,900
Energy 736,497 – 736,497 –
Financials 2,920,714 – 2,920,714 –
Technology 6,517,680 – 6,517,680 –
Transportation 2,685,039 – 2,685,039 –
Utilities 3,052,250 – 3,052,250 –
Registered Investment Companies
Unaffiliated 64,030,437 64,030,437 – –
Affiliated 3,042,400,485 3,042,400,485 – –
Common Stock
Communications Services 183,754,703 183,679,050 75,653 –
Consumer Discretionary 363,946,867 363,942,602 4,265 –
Consumer Staples 55,581,188 55,581,188 – –
Energy 43,519,959 43,519,959 – –
Financials 298,439,836 295,227,908 3,210,149 1,779
Health Care 352,850,137 352,850,137 – –
Industrials 343,579,837 339,516,021 4,063,816 –
Information Technology 660,453,676 659,465,523 988,153 –
Materials 76,118,019 73,248,815 2,869,198 6
Real Estate 121,673,180 121,673,180 – –
Utilities 21,498,713 21,498,713 – –
Long-Term Fixed Income
Asset-Backed Securities^ 63,003,450 – 62,053,450 950,000
Basic Materials 10,944,143 – 10,944,143 –
Capital Goods 18,966,607 – 18,966,607 –
Collateralized Mortgage Obligations 46,112,341 – 46,112,341 –
Commercial Mortgage-Backed Securities 8,880,247 – 8,880,247 –
Communications Services 34,860,540 – 34,860,540 –
Consumer Cyclical 35,131,025 – 35,131,025 –
Consumer Non-Cyclical 39,007,321 – 39,007,321 –
Energy 30,763,563 – 30,763,563 –
Financials 70,523,012 – 70,523,012 –
Mortgage-Backed Securities 276,232,365 – 276,232,365 –
Technology 24,129,403 – 24,062,616 66,787
Transportation 6,426,085 – 6,426,085 –
U.S. Government & Agencies 339,725,009 – 339,725,009 –
Utilities 20,010,210 – 20,010,210 –
Short-Term Investments 111,497,446 – 111,497,446 –
Options Purchased 5,156 5,156 – –
Subtotal Investments in Securities $6,821,174,978 $5,616,639,174 $1,202,816,907 $1,718,897
Other Investments  * Total
Affiliated Short-Term Investments 536,890,089
Affiliated Registered Investment Companies 542,794,194
Collateral Held for Securities Loaned 22,335,416
Subtotal Other Investments $1,102,019,699
Total Investments at Value $7,923,194,677
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 2 security in this section is valued at <$1.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 33,169,205 33,169,205 – –
Credit Default Swaps 1,160,143 – 1,160,143 –
Total Asset Derivatives $34,329,348 $33,169,205 $1,160,143 $–
Liability Derivatives
Futures Contracts 19,149,697 19,149,697 – –
Call Options Written 139,548 – – 139,548
Total Liability Derivatives $19,289,245 $19,149,697 $– $139,548
The following table presents Moderately Aggressive Allocation Portfolio's futures contracts held as of June 30, 2021. Investments and/or cash totaling $95,297,814 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 428 September 2021 $ 56,326,632 $ 383,368
CBOT 2-Yr. U.S. Treasury Note 686 September 2021 151,356,214 (216,481)
CBOT 5-Yr. U.S. Treasury Note 919 September 2021 113,605,126 (173,241)
CBOT U.S. Long Bond 318 September 2021 49,646,306 1,472,194
CME E-mini Russell 2000 Index 19 September 2021 2,190,817 1,592
CME E-mini S&P 500 Index 5,704 September 2021 1,206,109,006 16,999,714
CME E-mini S&P Mid-Cap 400 Index 6 September 2021 1,635,378 (19,938)
CME Euro Foreign Exchange Currency 1,332 September 2021 203,458,507 (5,906,257)
CME Ultra Long Term U.S. Treasury Bond 372 September 2021 69,105,614 2,574,136
Eurex Euro STOXX 50 Index 4,183 September 2021 204,162,100 (2,662,871)
ICE US mini MSCI Emerging Markets Index 297 September 2021 20,329,668 (62,388)
Ultra 10-Yr. U.S. Treasury Note 224 September 2021 32,335,471 638,030
Total Futures Long Contracts $ 2,110,260,839 $ 13,027,858
CBOT 10-Yr. U.S. Treasury Note (109) September 2021 ( $ 14,357,844) ( $ 84,656)
CME E-mini NASDAQ 100 Index (826) September 2021 (230,478,375) (9,871,105)
CME E-mini Russell 2000 Index (6,363) September 2021 (736,430,604) 2,204,034
CME E-mini S&P Mid-Cap 400 Index (1,909) September 2021 (520,948,273) 6,969,113
ICE mini MSCI EAFE Index (716) September 2021 (84,413,804) 1,927,024
Ultra 10-Yr. U.S. Treasury Note (59) September 2021 (8,532,224) (152,760)
Total Futures Short Contracts ( $ 1,595,161,124) $991,650
Total Futures Contracts $ 515,099,715 $14,019,508

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Counterparty:
CCM
-
CCM Futures, LLC
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Moderately Aggressive Allocation Portfolio's options contracts held as of June 30, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on U.S. Treasury Long Bond
Futures CCM 66.00 $ 149.00 August 2021 10,609,500 $ 5,156 ( $ 67,293)
Total Options Purchased Contracts $5,156 ($67,293)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (11.75) $ 100.71 July 2021 (11,863,828) ( $ 56,913) $ 31,671
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (11.75) 100.60 August 2021 (11,863,828) (82,635) (6,444)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($139,548) $25,227
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
The following table presents Moderately Aggressive Allocation Portfolio's swaps contracts held as of June 30, 2021. Investments totaling
$15,099,681 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 36, 5 Year, at 5.00%, Quarterly Sell 6/20/2026 ( $ 47,810,000) $ – $ 367,288 $ 367,288
CDX HY 36, 5 Year, at 5.00%, Quarterly Sell 6/20/2026 (103,920,000) – 792,855 792,855
Total Credit Default Swaps $– $1,160,143 $1,160,143
1 As the buyer of protection, Moderately Aggressive Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately
Aggressive Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Aggressive Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2021, for Moderately Aggressive
Allocation Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 28,101,477
Total Equity Contracts 28,101,477
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 5,067,728
Options Written Net Assets - Distributable earnings/(accumulated loss) 31,670
Total Interest Rate Contracts 5,099,398
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 1,160,143
Total Credit Contracts 1,160,143
Total Asset Derivatives $34,361,018
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 5,906,257
Total Foreign Exchange Contracts 5,906,257
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 12,616,302
Total Equity Contracts 12,616,302
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 627,138
Options Written Net Assets - Distributable earnings/(accumulated loss) 6,443
Options Purchased Net Assets - Distributable earnings/(accumulated loss) 67,293
Total Interest Rate Contracts 700,874
Total Liability Derivatives $19,223,433
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2021, for
Moderately Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (83,160,842)
Total Equity Contracts
(83,160,842)
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts 1,335,873
Total Foreign Exchange Contracts 1,335,873
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 344,444
Options Purchased Net realized gains/(losses) on Investments 564,920
Futures Net realized gains/(losses) on Futures contracts (1,653,820)
Total Interest Rate Contracts
(744,456)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 712,470
Total Credit Contracts
712,470
Total ($81,856,955)

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2021, for Moderately Aggressive Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (5,652,536)
Total Foreign Exchange Contracts (5,652,536)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 24,586,569
Total Equity Contracts 24,586,569
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts 45,059
Options Purchased Change in net unrealized appreciation/(depreciation) on Investments (15,877)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 4,516,077
Total Interest Rate Contracts 4,545,259
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 1,160,143
Total Credit Contracts 1,160,143
Total $24,639,435
The following table presents Moderately Aggressive Allocation Portfolio's average volume of derivative activity during the period ended June 30,
2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $1,206,959,233
Futures - Short (1,278,672,841)
Interest Rate Contracts
Futures - Long 237,446,007
Futures - Short (33,421,883)
Options Purchased 20,373,547
Options Written (22,972,332)
Foreign Exchange Contracts
Futures - Long 43,938,703
Futures - Short (16,394,564)
Credit Contracts
Credit Default Swaps - Sell
Protection 4,600,995

Moderately Aggressive Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $93,863 $1,945 $– $92,015 9,248 1.2%
Core Emerging Markets Equity 71,546 – – 77,251 6,068 1.0
Core International Equity 141,026 – 34,800 118,700 10,920 1.5
Core Low Volatility Equity 361,674 225 132,000 254,829 18,215 3.3
Global Stock 471,052 21,490 – 534,635 34,686 7.0
High Yield 63,326 1,473 – 65,107 13,887 0.8
Income 201,882 8,421 – 200,496 18,413 2.6
International Allocation 554,547 9,486 – 614,753 55,574 8.0
International Index 42,672 390 – 46,413 3,400 0.6
Large Cap Value 511,765 28,633 – 619,635 27,983 8.1
Limited Maturity Bond 105,124 847 – 105,601 10,488 1.4
Mid Cap Stock 586,630 39,746 – 688,909 27,453 9.0
Small Cap Stock 138,119 6,149 – 166,850 6,855 2.2
Total Affiliated Registered Investment
Companies 3,343,226 3,585,194 46.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% 417,729 846,183 727,022 536,890 53,689 7.0
Total Affiliated Short-Term Investments 417,729 536,890 7.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 59,725 415,188 452,578 22,335 22,335 0.3
Total Collateral Held for Securities Loaned 59,725 22,335 0.3
Total Value $3,820,680 $4,144,419
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(3,793) $– $1,944
Core Emerging Markets Equity – 5,704 – –
Core International Equity 185 12,289 – –
Core Low Volatility Equity 7,103 17,827 225 –
Global Stock – 42,093 16,744 4,747
High Yield – 308 – 1,473
Income – (9,807) 5,639 2,782
International Allocation – 50,720 – 9,487
International Index – 3,351 297 92
Large Cap Value – 79,237 21,311 7,323
Limited Maturity Bond – (370) – 847
Mid Cap Stock – 62,533 38,139 1,607
Small Cap Stock – 22,582 4,863 1,286
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% (30) 30 – 440
Total Income/Non Income Cash from Affiliated
Investments $32,028
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 63
Total Affiliated Income from Securities Loaned, Net $63
Total Value $7,258 $282,704 $87,218

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 2.1% )
a
Value
Basic Materials (0.1%)
Ball Metalpack Finco, LLC, Term
Loan
$ 499,550
4.635%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 495,389
Hexion, Inc., Term Loan
594,122
3.710%,  (LIBOR 3M +
3.500%), 7/1/2026
b
593,130
INEOS US Petrochem, LLC, Term
Loan
995,000
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
991,577
Innophos Holdings, Inc., Term
Loan
592,500
3.604%,  (LIBOR 1M +
3.500%), 2/7/2027
b
590,527
Nouryon USA, LLC, Term Loan
1,414,175
3.133%,  (PRIME + 1.750%),
10/1/2025
b
1,402,692
Pixelle Specialty Solutions, LLC,
Term Loan
1,078,860
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
1,078,192
Sparta US HoldCo, LLC, Term
Loan
195,000
0.000%,  (LIBOR 1M +
3.500%), 4/30/2028
b,c,d
195,060
Venator Finance SARL, Term Loan
706,331
3.104%,  (LIBOR 1M +
3.000%), 8/8/2024
b
699,267
Total 6,045,834
Capital Goods (0.3%)
Flex Acquisition Company, Inc.,
Term Loan
1,301,498
3.395%,  (LIBOR 3M +
3.250%), 6/29/2025
b
1,288,041
595,000
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
592,150
Gemini HDPE, LLC, Term Loan
873,471
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
871,654
GFL Environmental, Inc., Term
Loan
910,425
3.500%,  (LIBOR 1M +
3.000%), 5/31/2025
b
910,552
Graham Packaging Company,
Inc., Term Loan
926,492
3.750%,  (LIBOR 1M +
3.000%), 8/4/2027
b
925,120
Groupe Solmax, Inc., Term Loan
565,000
0.000%,  (LIBOR 1M +
4.750%), 6/28/2028
b,c,d
562,175
Mauser Packaging Solutions
Holding Company, Term Loan
919,720
3.354%,  (LIBOR 1M +
3.250%), 4/3/2024
b
896,875
MI Windows and Doors, Inc., Term
Loan
820,875
4.500%,  (LIBOR 1M +
3.750%), 12/18/2027
b
821,392
Navistar, Inc., Term Loan
1,489,950
3.600%,  (LIBOR 1M +
3.500%), 11/6/2024
b
1,489,950
Principal
Amount Bank Loans (2.1%)
a
Value
Capital Goods (0.3%) - continued
Pactiv Evergreen Group Holdings,
Inc., Term Loan
$ 418,844
2.854%,  (LIBOR 1M +
2.750%), 2/5/2023
b
$ 417,797
621,875
3.354%,  (LIBOR 1M +
3.250%), 2/5/2026
b
617,435
Quikrete Holdings Inc., Term Loan
795,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,c,d
788,290
TransDigm, Inc., Term Loan
2,078,795
2.354%,  (LIBOR 1M +
2.250%), 12/9/2025
b
2,046,491
TricorBraun Holdings, Inc.,
Delayed Draw
213,007
3.250%,  (LIBOR 3M +
3.250%), 3/3/2028
b,c,d
211,331
TricorBraun Holdings, Inc., Term
Loan
946,994
3.750%,  (LIBOR 3M +
3.250%), 3/3/2028
b
939,541
Vertiv Group Corporation, Term
Loan
3,193,950
2.836%,  (LIBOR 1M +
2.750%), 3/2/2027
b
3,172,263
Total 16,551,057
Communications Services (0.4%)
Altice France SA, Term Loan
619,200
2.936%,  (LIBOR 3M +
2.750%), 7/31/2025
b
608,104
Cablevision Lightpath, LLC, Term
Loan
880,575
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
880,575
CCI Buyer, Inc., Term Loan
224,437
4.750%,  (LIBOR 3M +
4.000%), 12/17/2027
b
224,678
CommScope, Inc., Term Loan
1,128,514
3.354%,  (LIBOR 1M +
3.250%), 4/4/2026
b
1,122,070
E.W. Scripps Company, Term Loan
820,600
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
819,574
Eagle Broadband Investments,
LLC, Term Loan
1,467,625
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
1,466,246
Entercom Media Corporation, Term
Loan
803,703
2.595%,  (LIBOR 1M +
2.500%), 11/17/2024
b
795,064
iHeartCommunications, Inc., Term
Loan
691,228
3.104%,  (LIBOR 1M +
3.000%), 5/1/2026
b
684,751
Intermediate Dutch Holdings, Term
Loan
812,963
4.080%,  (LIBOR 1M +
4.000%), 3/5/2028
b
813,832
Lumen Technologies, Inc., Term
Loan
651,529
2.354%,  (LIBOR 1M +
2.250%), 3/15/2027
b
642,245

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (2.1%)
a
Value
Communications Services (0.4%) - continued
Meredith Corporation, Term Loan
$ 759,248
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
$ 775,382
Metronet Systems Holdings, LLC,
Delayed Draw
88,889
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b,c,d
88,822
Metronet Systems Holdings, LLC,
Term Loan
800,000
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
799,400
NEP Group, Inc., Term Loan
1,472,250
3.354%,  (LIBOR 1M +
3.250%), 10/20/2025
b
1,431,763
140,000
7.104%,  (LIBOR 1M +
7.000%), 10/19/2026
b,e
136,850
Nexstar Broadcasting, Inc., Term
Loan
1,347,163
2.592%,  (LIBOR 1M +
2.500%), 9/19/2026
b
1,343,418
ORBCOMM, Inc., Term Loan
710,000
0.000%,  (LIBOR 1M +
4.250%), 6/17/2028
b,c,d
708,225
Peraton Corporation, Term Loan
1,187,025
4.500%,  (LIBOR 1M +
3.750%), 2/1/2028
b
1,189,494
Radiate Holdco, LLC, Term Loan
2,089,500
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
2,090,273
Terrier Media Buyer, Inc., Term
Loan
1,208,925
3.604%,  (LIBOR 1M +
3.500%), 12/17/2026
b
1,202,204
Univision Communications, Inc.,
Term Loan
660,000
0.000%,  (LIBOR 1M +
3.250%), 5/7/2028
b,c,d
656,977
Voyage Australia Property, Ltd.,
Term Loan
675,000
0.000%,  (LIBOR 1M +
3.500%), 5/27/2028
b,c,d,e
675,000
WideOpenWest Finance, LLC,
Term Loan
1,108,211
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
1,104,520
Xplornet Communications, Inc.,
Term Loan
906,210
4.854%,  (LIBOR 1M +
4.750%), 6/10/2027
b
905,884
Total 21,165,351
Consumer Cyclical (0.4%)
ACProducts Holdings, Inc., Term
Loan
490,000
4.417%,  (LIBOR 3M +
4.250%), 5/17/2028
b
487,202
Caesars Resort Collection, LLC,
Term Loan
1,166,188
4.604%,  (LIBOR 1M +
4.500%), 7/20/2025
b
1,169,103
Carnival Corporation, Term Loan
660,000
0.000%,  (LIBOR 1M +
3.000%), 6/30/2025
b,c,d
659,340
Principal
Amount Bank Loans (2.1%)
a
Value
Consumer Cyclical (0.4%) - continued
Cengage Learning, Inc., Term
Loan
$ 578,726
5.250%,  (LIBOR 1M +
4.250%), 6/7/2023
b
$ 579,038
1,320,000
0.000%,  (LIBOR 1M +
4.750%), 6/29/2026
b,c,d
1,320,832
CP Atlas Buyer, Inc., Term Loan
758,100
4.250%,  (LIBOR 1M +
3.750%), 11/23/2027
b
755,651
Golden Entertainment, Inc., Term
Loan
1,871,406
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
1,857,371
Golden Nugget, LLC, Term Loan
585,040
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
580,313
Harbor Freight Tools USA, Inc.,
Term Loan
1,139,275
3.750%,  (LIBOR 1M +
3.000%), 10/19/2027
b
1,138,512
LCPR Loan Financing, LLC, Term
Loan
800,000
3.823%,  (LIBOR 1M +
3.750%), 10/15/2028
b
800,504
Michaels Companies, Inc., Term
Loan
1,295,000
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
1,299,714
Osmosis Debt Merger Sub, Inc.,
Delayed Draw
89,375
0.000%,  (LIBOR 1M +
4.000%), 6/17/2028
b,c,d
89,598
Osmosis Debt Merger Sub, Inc.,
Term Loan
715,000
0.000%,  (LIBOR 1M +
4.000%), 6/17/2028
b,c,d
716,787
Penn National Gaming, Inc., Term
Loan
1,021,547
3.000%,  (LIBOR 1M +
2.250%), 10/15/2025
b
1,017,849
Raptor Acquisition Corporation,
Term Loan
440,000
0.000%,  (LIBOR 1M +
4.000%), 11/1/2026
b,c,d
440,550
Scientific Games International,
Inc., Term Loan
3,753,656
2.854%,  (LIBOR 1M +
2.750%), 8/14/2024
b
3,725,504
Staples, Inc., Term Loan
198,425
4.676%,  (LIBOR 3M +
4.500%), 9/12/2024
b
194,881
673,299
5.176%,  (LIBOR 3M +
5.000%), 4/12/2026
b
655,208
Stars Group Holdings BV, Term
Loan
1,009,888
3.647%,  (LIBOR 3M +
3.500%), 7/10/2025
b
1,010,019
Tenneco, Inc., Term Loan
875,316
3.104%,  (LIBOR 1M +
3.000%), 10/1/2025
b
864,813
Truck Hero, Inc., Term Loan
209,475
4.500%,  (LIBOR 1M +
3.750%), 2/24/2028
b
209,370

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (2.1%)
a
Value
Consumer Cyclical (0.4%) - continued
Wyndham Hotels & Resorts, Inc.,
Term Loan
$ 627,263
1.854%,  (LIBOR 1M +
1.750%), 5/30/2025
b
$ 621,774
Total 20,193,933
Consumer Non-Cyclical (0.4%)
Adient US, LLC, Term Loan
345,000
3.604%,  (LIBOR 1M +
3.500%), 4/8/2028
b
344,893
Bausch Health Americas, Inc.,
Term Loan
1,684,786
3.104%,  (LIBOR 1M +
3.000%), 6/1/2025
b
1,677,002
Bellring Brands, LLC, Term Loan
850,931
4.750%,  (LIBOR 1M +
4.000%), 10/21/2024
b
856,148
Blue Ribbon, LLC, Term Loan
899,344
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
886,303
Chobani, LLC, Term Loan
451,588
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
452,342
City Brewing Company, LLC, Term
Loan
535,000
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b,e
537,006
CNT Holdings I Corporation, Term
Loan
588,525
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
588,525
165,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b,e
167,063
Dole Food Company, Inc., Term
Loan
1,163,770
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b
1,162,316
Endo Luxembourg Finance
Company I Sarl, Term Loan
1,406,475
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
1,355,054
Gainwell Acquistion Corporation,
Term Loan
1,615,940
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
1,619,576
Global Medical Response, Inc.,
Term Loan
2,964,345
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
2,975,461
Lonza Specialty Ingredients, Term
Loan
1,230,000
0.000%,  (LIBOR 1M +
4.000%), 5/14/2028
b,c,d
1,230,664
MPH Acquisition Holdings, LLC,
Term Loan
2,608,790
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
2,601,094
Ortho-Clinical Diagnostics SA,
Term Loan
1,769,454
3.089%,  (LIBOR 1M +
3.000%), 6/30/2025
b
1,767,561
Principal
Amount Bank Loans (2.1%)
a
Value
Consumer Non-Cyclical (0.4%) - continued
Petco Health & Wellness
Company, Inc., Term Loan
$ 1,037,400
3.373%,  (LIBOR 2M +
3.250%), 3/4/2028
b
$ 1,034,993
PetSmart, Inc., Term Loan
1,465,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
1,465,366
Precision Medicine Group, LLC,
Delayed Draw
120,000
3.750%,  (LIBOR 1M +
3.000%), 11/20/2027
b,c,d
119,550
Precision Medicine Group, LLC,
Term Loan
915,400
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
911,967
Sotera Health Holdings, LLC, Term
Loan
607,000
3.250%,  (LIBOR 3M +
2.750%), 12/13/2026
b
604,220
Total 22,357,104
Energy (<0.1%)
Calpine Corporation, Term Loan
1,139,275
2.610%,  (LIBOR 1M +
2.500%), 12/16/2027
b
1,130,924
Energizer Holdings, Inc., Term
Loan
256,025
2.750%,  (LIBOR 1M +
2.250%), 12/22/2027
b
255,193
Lealand Finance Company BV,
Term Loan
253,419
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
112,561
Total 1,498,678
Financials (0.1%)
Asurion, LLC, Term Loan
1,263,650
3.354%,  (LIBOR 1M +
3.250%), 12/23/2026
b
1,248,650
443,887
3.354%,  (LIBOR 1M +
3.250%), 8/3/2027
b
438,707
820,000
5.354%,  (LIBOR 1M +
5.250%), 2/3/2028
b
825,806
Digicel International Finance, Ltd.,
Term Loan
990,465
3.430%,  (LIBOR 3M +
3.250%), 5/27/2024
b
948,994
MoneyGram International, Inc.,
Term Loan
833,000
7.000%,  (LIBOR 1M +
6.000%), 6/30/2023
b
840,139
Northriver Midstream Finance, LP,
Term Loan
655,738
3.452%,  (LIBOR 3M +
3.250%), 10/1/2025
b
649,725
Tiger Acquisition, LLC, Term Loan
435,000
3.750%,  (LIBOR 3M +
3.250%), 6/1/2028
b
433,778

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (2.1%)
a
Value
Financials (0.1%) - continued
Tronox Finance, LLC, Term Loan
$ 729,104
2.630%,  (LIBOR 3M +
2.500%), 3/11/2028
b
$ 723,898
Total 6,109,697
Technology (0.2%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
1,008,633
3.686%,  (LIBOR 3M +
3.500%), 8/21/2026
b
983,841
Crown Subsea Communications
Holding, Inc., Term Loan
1,236,986
5.750%,  (LIBOR 1M +
5.000%), 4/27/2027
b
1,244,198
Gogo Intermediate Holdings, LLC,
Term Loan
1,125,000
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
1,122,188
Lummus Technology Holdings V,
LLC, Term Loan
2,214,450
3.604%,  (LIBOR 1M +
3.500%), 6/30/2027
b
2,199,813
Prime Security Services Borrower,
LLC, Term Loan
2,758,088
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
2,755,081
Rackspace Technology Global,
Inc., Term Loan
1,775,550
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
1,764,968
Redstone Holdco 2 LP, Delayed
Draw
183,034
5.500%,  (LIBOR 1M +
4.750%), 4/27/2028
b,c,d
182,424
135,216
0.000%,  (LIBOR 1M +
7.750%), 4/27/2029
b,c,d
132,624
Redstone Holdco 2 LP, Term Loan
467,660
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
466,103
235,804
8.500%,  (LIBOR 3M +
7.750%), 4/27/2029
b
231,283
SS&C Technologies, Inc., Term
Loan
63,746
1.854%,  (LIBOR 1M +
1.750%), 4/16/2025
b
62,949
50,890
1.854%,  (LIBOR 1M +
1.750%), 4/16/2025
b
50,254
Verscend Holding Corporation,
Term Loan
405,000
4.104%,  (LIBOR 1M +
4.000%), 8/27/2025
b
405,652
Zayo Group Holdings, Inc., Term
Loan
1,905,316
3.104%,  (LIBOR 1M +
3.000%), 3/9/2027
b
1,884,033
Total 13,485,411
Transportation (0.1%)
American Airlines, Inc., Term Loan
2,130,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
2,218,928
Principal
Amount Bank Loans (2.1%)
a
Value
Transportation (0.1%) - continued
Genesee & Wyoming, Inc., Term
Loan
$ 1,185,000
2.147%,  (LIBOR 3M +
2.000%), 12/30/2026
b
$ 1,176,444
Hertz Corporation, Term Loan
355,000
0.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b,c,d
354,556
66,904
0.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b,c,d
66,820
Mileage Plus Holdings, LLC, Term
Loan
655,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
698,990
SkyMiles IP, Ltd., Term Loan
745,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
786,489
United Airlines, Inc., Term Loan
678,300
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
686,589
Total 5,988,816
Utilities (0.1%)
Advanced Drainage Systems, Inc.,
Term Loan
203,944
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
204,646
Blackstone CQP Holdco LP, Term
Loan
1,585,000
4.250%,  (LIBOR 3M +
3.750%), 6/4/2028
b
1,577,868
Core and Main, LP, Term Loan
1,260,569
3.750%,  (LIBOR 1M +
2.750%), 8/1/2024
b
1,258,602
EnergySolutions, LLC, Term Loan
686,837
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
681,040
Exgen Renewables IV, LLC, Term
Loan
400,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
399,668
Osmose Utilities Services, Inc.,
Term Loan
280,000
0.000%,  (LIBOR 1M +
3.250%), 6/17/2028
b,c,d
278,600
PG&E Corporation, Term Loan
1,577,035
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
1,554,373
Talen Energy Supply, LLC, Term
Loan
517,275
3.854%,  (LIBOR 1M +
3.750%), 7/8/2026
b
475,572
Total 6,430,369
Total Bank Loans
(cost $119,419,202) 119,826,250
Shares
Registered Investment
Companies ( 36.5% ) Value
Unaffiliated  (1.0%)
1,463,850 Invesco Senior Loan ETF 32,424,278
3,960 iShares Russell 2000 Value Index
Fund 656,449

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (36.5%) Value
Unaffiliated  (1.0%)- continued
3,716 ProShares Ultra S&P 500
g
$ 443,468
514 ProShares UltraPro QQQ 62,965
7,767 SPDR Bloomberg Barclays High
Yield Bond ETF
g
854,059
118,734 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF 3,274,684
43,224 SPDR S&P 500 ETF Trust 18,502,465
9,383 SPDR S&P Oil and Gas Exploration
ETF
g
907,242
Total 57,125,610
Affiliated  (35.5%)
19,660,980 Thrivent Core Emerging Markets
Debt Fund 195,626,756
3,610,831 Thrivent Core Emerging Markets
Equity Fund 45,965,883
5,618,928 Thrivent Core International Equity
Fund 61,077,753
7,982,383 Thrivent Core Low Volatility Equity
Fund 111,673,533
3,624,533 Thrivent Global Stock Portfolio 55,867,100
31,391,413 Thrivent High Yield Portfolio 147,178,640
42,825,507 Thrivent Income Portfolio 466,314,103
18,258,642 Thrivent International Allocation
Portfolio 201,973,441
1,593,778 Thrivent International Index
Portfolio 21,756,189
11,329,957 Thrivent Large Cap Value Portfolio 250,883,768
25,580,085 Thrivent Limited Maturity Bond
Portfolio 257,565,880
5,711,078 Thrivent Mid Cap Stock Portfolio 143,313,208
3,119,242 Thrivent Small Cap Stock Portfolio 75,924,836
Total 2,035,121,090
Total Registered Investment
Companies (cost $1,740,502,580) 2,092,246,700
Principal
Amount Long-Term Fixed Income ( 36.2% ) Value
Asset-Backed Securities (2.3%)
510 Asset Backed 2021-NPL1
Trust
$ 1,900,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
e,h,i
1,900,000
522 Funding CLO, Ltd.
2,300,000
1.788%,  (LIBOR 3M +
1.600%), 4/20/2030, Ser.
2019-4A, Class BR
b,h
2,295,917
Access Group, Inc.
408,057
0.592%,  (LIBOR 1M +
0.500%), 2/25/2036, Ser.
2013-1, Class A
b,h
404,380
Aimco CLO 10, Ltd.
2,150,000
1.504%,  (LIBOR 3M +
1.320%), 7/22/2032, Ser.
2019-10A, Class A
b,h
2,150,163
Aimco CLO 11, Ltd.
3,475,000
1.564%,  (LIBOR 3M +
1.380%), 10/15/2031, Ser.
2020-11A, Class A1
b,h
3,481,324
Principal
Amount Long-Term Fixed Income (36.2%) Value
Asset-Backed Securities (2.3%) - continued
Arch Street CLO, Ltd.
$ 1,250,000
2.488%,  (LIBOR 3M +
2.300%), 10/20/2028, Ser.
2016-2A, Class CR2
b,h
$ 1,250,026
1,250,000
3.638%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,h
1,250,016
Ares CLO, Ltd.
3,000,000
1.590%,  (LIBOR 3M +
1.400%), 10/17/2030, Ser.
2018-28RA, Class A2
b,h
3,000,261
Ares XXXIIR CLO, Ltd.
1,500,000
1.096%,  (LIBOR 3M +
0.940%), 5/15/2030, Ser.
2014-32RA, Class A1A
b,h
1,498,515
2,600,000
2.156%,  (LIBOR 3M +
2.000%), 5/15/2030, Ser.
2014-32RA, Class A2BR
b,h
2,600,523
Buttermilk Park CLO, Ltd.
5,250,000
1.584%,  (LIBOR 3M +
1.400%), 10/15/2031, Ser.
2018-1A, Class A2
b,h
5,250,357
Carlyle Global Market Strategies
CLO, Ltd.
3,425,000
1.634%,  (LIBOR 3M +
1.450%), 7/15/2031, Ser.
2014-5A, Class A2RR
b,h
3,425,161
CarVal CLO II, Ltd.
2,125,000
1.688%,  (LIBOR 3M +
1.500%), 4/20/2032, Ser.
2019-1A, Class BR
b,h
2,123,806
1,225,000
2.188%,  (LIBOR 3M +
2.000%), 4/20/2032, Ser.
2019-1A, Class CR
b,h
1,222,027
CBAM, Ltd.
3,500,000
1.464%,  (LIBOR 3M +
1.280%), 2/12/2030, Ser.
2019-9A, Class A
b,h
3,500,080
Cent CLO, LP
775,000
2.476%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,h
775,117
CIFC Funding, Ltd.
1,225,000
1.788%,  (LIBOR 3M +
1.600%), 10/20/2031, Ser.
2020-3A, Class A2
b,h
1,226,667
Colony American Finance Trust
2,992,954
2.835%,  6/15/2052, Ser.
2019-2, Class A
h
3,142,273
Commonbond Student Loan Trust
516,140
0.592%,  (LIBOR 1M +
0.500%), 2/25/2044, Ser.
2018-AGS, Class A2
b,h
512,731
CoreVest American Finance Trust
3,154,895
2.705%,  10/15/2052, Ser.
2019-3, Class A
h
3,301,490
Countrywide Asset-Backed
Certificates
45
5.530%,  4/25/2047, Ser.
2007-4, Class A2
b
0

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.2%) Value
Asset-Backed Securities (2.3%) - continued
Dryden 36 Senior Loan Fund
$ 1,800,000
2.234%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,h
$ 1,800,126
Dryden Senior Loan Fund
3,000,000
1.590%,  (LIBOR 3M +
1.400%), 7/18/2030, Ser.
2018-65A, Class A2
b,h
3,000,276
Earnest Student Loan Program
2016-D, LLC
229,355
2.720%,  1/25/2041, Ser.
2016-D, Class A2
h
229,750
Earnest Student Loan Program,
LLC
211,859
3.020%,  5/25/2034, Ser.
2016-B, Class A2
h
211,880
ECMC Group Student Loan Trust
1,505,337
1.242%,  (LIBOR 1M +
1.150%), 11/25/2069, Ser.
2020-2A, Class A
b,h
1,520,241
Flatiron CLO, Ltd.
1,225,000
1.905%,  (LIBOR 3M +
1.750%), 11/20/2033, Ser.
2020-1A, Class B
b,h
1,226,528
Galaxy XIX CLO, Ltd.
1,650,000
2.026%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,h
1,650,050
Galaxy XX CLO, Ltd.
2,650,000
1.188%,  (LIBOR 3M +
1.000%), 4/20/2031, Ser.
2015-20A, Class AR
b,h
2,646,764
Golub Capital Partners, Ltd.
1,750,000
1.368%,  (LIBOR 3M +
1.180%), 1/20/2031, Ser.
2015-22A, Class AR
b,h
1,746,260
2,569,000
1.388%,  (LIBOR 3M +
1.200%), 1/20/2031, Ser.
2015-23A, Class AR
b,h
2,564,237
Goodgreen
2,335,635
3.860%,  10/15/2054, Ser.
2019-1A, Class A
h
2,477,284
Home Partners of America Trust
3,610,135
2.908%,  9/17/2039, Ser.
2019-1, Class A
h
3,698,889
3,543,539
2.703%,  10/19/2039, Ser.
2019-2, Class A
h
3,681,868
Laurel Road Prime Student Loan
Trust
488,202
2.810%,  11/25/2042, Ser.
2017-C, Class A2B
h
495,177
1,487,203
5.259%,  11/25/2043, Ser.
2018-D, Class A
b,h
1,539,496
Longfellow Place CLO, Ltd.
3,900,000
1.934%,  (LIBOR 3M +
1.750%), 4/15/2029, Ser.
2013-1A, Class BR3
b,h
3,899,984
950,000
2.484%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,h
950,079
Principal
Amount Long-Term Fixed Income (36.2%) Value
Asset-Backed Securities (2.3%) - continued
Madison Park Funding XIV, Ltd.
$ 2,375,000
1.584%,  (LIBOR 3M +
1.400%), 10/22/2030, Ser.
2014-14A, Class A2RR
b,h
$ 2,375,109
Madison Park Funding, Ltd.
2,100,000
2.288%,  (LIBOR 3M +
2.100%), 1/20/2029, Ser.
2012-10A, Class CR3
b,h
2,101,537
Magnetite XII, Ltd.
2,600,000
1.284%,  (LIBOR 3M +
1.100%), 10/15/2031, Ser.
2015-12A, Class ARR
b,h
2,600,104
Mercury Financial Credit Card
Master Trust
1,800,000
1.540%,  3/20/2026, Ser.
2021-1A, Class A
h
1,805,436
Mountain View CLO, Ltd.
1,825,000
1.304%,  (LIBOR 3M +
1.120%), 7/15/2031, Ser.
2015-9A, Class A1R
b,h
1,824,821
MRA Issuance Trust
4,350,000
1.423%,  (LIBOR 1M +
1.350%), 7/15/2021, Ser.
2020-12, Class A1X
b,h
4,350,261
2,200,000
1.842%,  (LIBOR 1M +
1.750%), 2/16/2022, Ser.
2021-EBO4, Class A1X
b,h
2,200,275
National Collegiate Trust
980,541
0.387%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,h
963,235
Neuberger Berman CLO, Ltd.
1,000,000
1.214%,  (LIBOR 3M +
1.030%), 4/22/2029, Ser.
2014-17A, Class AR2
b,h
999,521
Octagon Investment Partners 32,
Ltd.
2,600,000
2.234%,  (LIBOR 3M +
2.050%), 7/15/2029, Ser.
2017-1A, Class CR
b,h
2,600,042
Octagon Investment Partners XVI,
Ltd.
600,000
1.590%,  (LIBOR 3M +
1.400%), 7/17/2030, Ser.
2013-1A, Class A2R
b,h
600,049
OZLM IX, Ltd.
1,250,000
1.738%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,h
1,250,233
OZLM VIII, Ltd.
818,558
1.360%,  (LIBOR 3M +
1.170%), 10/17/2029, Ser.
2014-8A, Class A1RR
b,h
818,604
Palmer Square Loan Funding, Ltd.
1,700,000
1.838%,  (LIBOR 3M +
1.650%), 4/20/2027, Ser.
2019-1A, Class A2
b,h
1,700,221
Progress Residential Trust
1,200,000
1.888%,  5/17/2026, Ser.
2021-SFR3, Class B
h
1,204,364
1,998,027
3.422%,  8/17/2035, Ser.
2019-SFR1, Class A
h
2,027,222

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.2%) Value
Asset-Backed Securities (2.3%) - continued
Saxon Asset Securities Trust
$ 860,035
4.201%,  8/25/2035, Ser.
2004-2, Class MF2
b
$ 853,085
Shackleton 2015-VII-R CLO, Ltd.
2,700,000
1.326%,  (LIBOR 3M +
1.150%), 7/15/2031, Ser.
2015-7RA, Class AR
b,h
2,700,105
SLM Student Loan Trust
974,162
0.492%,  (LIBOR 1M +
0.400%), 3/25/2025, Ser.
2010-1, Class A
b
958,095
Sound Point CLO XIV, Ltd.
2,600,000
2.223%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2016-3A, Class CR
b,h
2,591,618
Sound Point CLO XV, Ltd.
2,600,000
2.223%,  (LIBOR 3M +
2.050%), 1/23/2029, Ser.
2017-1A, Class CR
b,h
2,600,068
Sound Point CLO XXI, Ltd.
1,525,000
1.626%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,h
1,525,137
THL Credit Wind River CLO, Ltd.
950,000
1.618%,  (LIBOR 3M +
1.430%), 10/20/2033, Ser.
2020-1A, Class A
b,h
952,861
Toorak Mortgage Corporation, Ltd.
2,000,000
2.240%,  6/25/2024, Ser.
2021-1, Class A1
h,i
2,001,051
U.S. Small Business Administration
52,865
3.191%,  3/10/2024, Ser.
2014-10A, Class 1 54,498
Upstart Securitization Trust
1,278,095
1.702%,  11/20/2030, Ser.
2020-3, Class A
h
1,285,565
VCAT Asset Securitization, LLC
1,150,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
h,i
1,149,269
Voya CLO, Ltd.
1,497,660
1.384%,  (LIBOR 3M +
1.200%), 10/15/2030, Ser.
2012-4A, Class A1AR
b,h
1,497,225
Whitebox CLO II, Ltd.
1,350,000
2.426%,  (LIBOR 3M +
2.250%), 10/24/2031, Ser.
2020-2A, Class B
b,h
1,351,430
Wind River CLO, Ltd.
1,525,000
1.719%,  (LIBOR 3M +
1.600%), 7/20/2030, Ser.
2013-1A, Class A2RR
b,h
1,525,473
1,275,000
2.119%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,h
1,275,394
Total 129,391,631
Basic Materials (0.3%)
Air Products and Chemicals, Inc.
1,150,000 2.700%,  5/15/2040 1,166,296
Alcoa Nederland Holding BV
595,000 5.500%,  12/15/2027
h
645,456
Principal
Amount Long-Term Fixed Income (36.2%) Value
Basic Materials (0.3%) - continued
BWAY Holding Company
$ 335,000 5.500%,  4/15/2024
h
$ 338,350
Chemours Company
420,000 5.750%,  11/15/2028
h
449,303
Cleveland-Cliffs, Inc.
360,000 5.875%,  6/1/2027 378,450
230,000 4.625%,  3/1/2029
g,h
242,022
230,000 4.875%,  3/1/2031
h
241,500
Consolidated Energy Finance SA
410,000 6.875%,  6/15/2025
h
417,655
Dow Chemical Company
600,000 4.800%,  11/30/2028 718,371
DowDuPont, Inc.
620,000 4.493%,  11/15/2025 705,036
First Quantum Minerals, Ltd.
770,000 7.500%,  4/1/2025
h
798,875
Freeport-McMoRan, Inc.
490,000 4.125%,  3/1/2028 511,437
595,000 4.250%,  3/1/2030 637,394
Glencore Funding, LLC
160,000 4.125%,  5/30/2023
h
170,182
1,064,000 4.000%,  3/27/2027
h
1,179,288
Hecla Mining Company
175,000 7.250%,  2/15/2028 191,188
Hudbay Minerals, Inc.
410,000 4.500%,  4/1/2026
h
411,538
Ingevity Corporation
610,000 3.875%,  11/1/2028
h
605,425
International Paper Company
755,000 4.350%,  8/15/2048
g
933,989
Kinross Gold Corporation
470,000 5.950%,  3/15/2024 525,723
900,000 4.500%,  7/15/2027 1,027,910
Kraton Polymers, LLC
540,000 4.250%,  12/15/2025
h
550,800
Mercer International, Inc.
400,000 5.125%,  2/1/2029
g,h
411,600
Novelis Corporation
380,000 5.875%,  9/30/2026
h
395,297
210,000 4.750%,  1/30/2030
h
220,500
OCI NV
615,000 4.625%,  10/15/2025
h
641,331
Olin Corporation
580,000 5.125%,  9/15/2027 603,200
SCIH Salt Holdings, Inc.
400,000 4.875%,  5/1/2028
h
399,952
Steel Dynamics, Inc.
476,000 1.650%,  10/15/2027 474,403
Syngenta Finance NV
422,000 5.182%,  4/24/2028
h
482,261
Teck Resources, Ltd.
964,000 6.125%,  10/1/2035 1,241,077
United States Steel Corporation
505,000 6.875%,  3/1/2029 540,350
Vale Overseas, Ltd.
401,000 6.875%,  11/21/2036 549,655

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.2%) Value
Basic Materials (0.3%) - continued
Venator Finance SARL
$ 420,000 5.750%,  7/15/2025
h
$ 412,650
Total 19,218,464
Capital Goods (0.6%)
AECOM
645,000 5.125%,  3/15/2027 719,419
Amsted Industries, Inc.
465,000 5.625%,  7/1/2027
h
489,994
Ardagh Packaging Finance plc
360,000 6.000%,  2/15/2025
h
371,340
280,000 5.250%,  8/15/2027
h
285,600
BAE Systems plc
1,450,000 1.900%,  2/15/2031
h
1,397,416
Boeing Company
1,225,000 5.930%,  5/1/2060 1,691,552
750,000 5.040%,  5/1/2027 865,371
600,000 5.150%,  5/1/2030 710,493
1,250,000 5.705%,  5/1/2040 1,609,854
Bombardier, Inc.
410,000 7.500%,  3/15/2025
h
421,623
120,000 7.125%,  6/15/2026
h
125,640
410,000 7.875%,  4/15/2027
h
425,375
Brand Industrial Services, Inc.
205,000 8.500%,  7/15/2025
h
208,430
BWAY Holding Company
420,000 7.250%,  4/15/2025
h
411,600
Carrier Global Corporation
714,000 3.577%,  4/5/2050 757,173
875,000 2.700%,  2/15/2031 900,914
Cintas Corporation No. 2
840,000 3.700%,  4/1/2027 941,192
CNH Industrial NV
700,000 3.850%,  11/15/2027 775,035
Cornerstone Building Brands, Inc.
560,000 6.125%,  1/15/2029
h
600,600
Covanta Holding Corporation
430,000 6.000%,  1/1/2027 447,200
135,000 5.000%,  9/1/2030 141,750
CP Atlas Buyer, Inc.
380,000 7.000%,  12/1/2028
h
393,775
Crown Cork & Seal Company, Inc.
630,000 7.375%,  12/15/2026 771,750
Emerson Electric Company
1,150,000 1.800%,  10/15/2027 1,178,311
GFL Environmental, Inc.
150,000 4.000%,  8/1/2028
h
148,177
405,000 3.500%,  9/1/2028
h
403,987
H&E Equipment Services, Inc.
450,000 3.875%,  12/15/2028
h
442,800
Howmet Aerospace, Inc.
520,000 6.875%,  5/1/2025 605,270
Ingersoll-Rand Luxembourg
Finance SA
625,000 3.500%,  3/21/2026 684,028
Jeld-Wen, Inc.
500,000 4.625%,  12/15/2025
h
509,380
L3Harris Technologies, Inc.
1,656,000 3.950%,  5/28/2024 1,794,303
Principal
Amount Long-Term Fixed Income (36.2%) Value
Capital Goods (0.6%) - continued
Lockheed Martin Corporation
$ 1,024,000 4.500%,  5/15/2036 $ 1,281,105
284,000 6.150%,  9/1/2036 408,209
Meritor, Inc.
290,000 4.500%,  12/15/2028
h
293,987
NESCO Holdings II, Inc.
135,000 5.500%,  4/15/2029
h
140,906
Northrop Grumman Corporation
1,960,000 3.850%,  4/15/2045 2,253,595
Owens-Brockway Glass Container,
Inc.
370,000 5.875%,  8/15/2023
h
398,997
Raytheon Technologies
Corporation
714,000 4.125%,  11/16/2028 821,500
Republic Services, Inc.
850,000 2.900%,  7/1/2026 910,290
Roper Technologies, Inc.
564,000 4.200%,  9/15/2028 648,590
750,000 1.750%,  2/15/2031 720,704
SRM Escrow Issuer, LLC
615,000 6.000%,  11/1/2028
h
651,900
Standard Industries, Inc.
560,000 4.375%,  7/15/2030
h
577,500
Textron, Inc.
710,000 3.375%,  3/1/2028 768,365
Titan Acquisition, Ltd.
180,000 7.750%,  4/15/2026
h
186,525
TransDigm, Inc.
370,000 6.250%,  3/15/2026
h
390,350
1,130,000 5.500%,  11/15/2027 1,178,025
110,000 4.625%,  1/15/2029
h
110,039
United Rentals North America, Inc.
405,000 4.875%,  1/15/2028 429,503
360,000 4.000%,  7/15/2030 370,800
United Technologies Corporation
775,000 4.450%,  11/16/2038 937,759
1,000,000 3.750%,  11/1/2046 1,127,249
Waste Pro USA, Inc.
205,000 5.500%,  2/15/2026
h
211,611
WESCO Distribution, Inc.
430,000 7.250%,  6/15/2028
h
478,956
Total 36,525,817
Collateralized Mortgage Obligations (1.5%)
Alternative Loan Trust
776,224
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 618,866
Bellemeade Re, Ltd.
448,038
1.692%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,h
448,326
605,574
1.192%,  (LIBOR 1M +
1.100%), 7/25/2029, Ser.
2019-3A, Class M1A
b,h
606,338
2,000,000
1.768%,  (SOFR30A +
1.750%), 3/25/2031, Ser.
2021-1A, Class M1A
b,h
2,012,834
BRAVO Residential Funding Trust
219,561
3.500%,  3/25/2058, Ser.
2019-1, Class A1C
h
224,975

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.2%) Value
Collateralized Mortgage Obligations (1.5%) -
continued
Citicorp Mortgage Securities, Inc.
$ 1,626,493
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 $ 1,612,661
Countrywide Alternative Loan Trust
790,550
2.745%,  10/25/2035, Ser.
2005-43, Class 4A1
b
750,228
560,776
6.500%,  8/25/2036, Ser.
2006-23CB, Class 2A3 285,465
1,202,946
7.000%,  10/25/2037, Ser.
2007-24, Class A10 626,269
Countrywide Home Loans, Inc.
234,741
5.750%,  4/25/2037, Ser.
2007-3, Class A27 168,848
Credit Suisse Mortgage Trust
2,252,979
3.850%,  9/25/2057, Ser.
2018-RPL9, Class A1
b,h
2,343,668
5,702,008
3.454%,  2/25/2060, Ser.
2020-RPL2, Class A12
b,h
5,762,440
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
90,458
6.000%,  10/25/2021, Ser.
2006-AR5, Class 23A 80,372
Federal Home Loan Mortgage
Corporation - REMIC
25,049,186
2.000%,  11/25/2050, Ser.
5038, Class NI
j
3,059,260
932,125
4.000%,  7/15/2031, Ser.
4104, Class KI
j
43,300
2,057,319
3.000%,  2/15/2033, Ser.
4170, Class IG
j
199,935
2,167,075
3.000%,  3/15/2033, Ser.
4180, Class PI
j
234,956
Federal National Mortgage
Association
33,865,139
1.500%,  11/25/2035, Ser.
2020-99, Class IG
j
1,861,343
Federal National Mortgage
Association - REMIC
3,913,246
3.000%,  12/25/2027, Ser.
2012-137, Class AI
j
216,500
Foundation Finance Trust
2,098,069
1.270%,  5/15/2041, Ser.
2021-1A, Class A
h
2,100,618
FWD Securitization Trust
1,567,679
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,h
1,602,731
Galton Funding Mortgage Trust
2018-2
229,325
4.500%,  10/25/2058, Ser.
2018-2, Class A41
b,h
230,145
Genworth Mortgage Insurance
Corporation
2,500,000
2.142%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,h
2,510,187
GS Mortgage-Backed Securities
Trust
461,760
2.625%,  1/25/2059, Ser.
2019-SL1, Class A1
b,h
468,157
Legacy Mortgage Asset Trust
511,375
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
h,i
514,687
Principal
Amount Long-Term Fixed Income (36.2%) Value
Collateralized Mortgage Obligations (1.5%) -
continued
LHOME Mortgage Trust
$ 2,200,000
2.090%,  9/25/2026, Ser.
2021-RTL1, Class A1
b,h
$ 2,196,584
MASTR Alternative Loans Trust
1,004,492
0.542%,  (LIBOR 1M +
0.450%), 12/25/2035, Ser.
2005-6, Class 2A1
b
138,887
Merrill Lynch Alternative Note
Asset Trust
217,123
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 136,216
MRA Issuance Trust
1,700,000
1.842%,  (LIBOR 1M +
1.750%), 10/8/2021, Ser.
2021-EBO1, Class A1X
b,h
1,699,797
4,300,000
1.260%,  (LIBOR 1M +
1.150%), 10/15/2021, Ser.
2021-8, Class A1X
b,h
4,300,075
New York Mortgage Trust
2,300,000
2.239%,  5/25/2026, Ser.
2021-BPL1, Class A1
h,i
2,297,355
1,994,856
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,h
2,006,518
Oak Street Investment
1,781,689
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
h
1,807,509
Oaktown Re, Ltd.
2,400,000
1.668%,  (SOFR30A +
1.650%), 10/25/2033, Ser.
2021-1A, Class M1A
b,h
2,407,347
Palmer Square Loan Funding, Ltd.
2,700,000
1.528%,  (LIBOR 3M +
1.400%), 7/20/2029, Ser.
2021-3A, Class A2
b,d,h
2,700,000
Preston Ridge Partners Mortgage
Trust, LLC
1,706,445
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,h
1,715,520
2,114,067
2.115%,  1/25/2026, Ser.
2021-1, Class A1
b,h
2,117,887
Pretium Mortgage Credit Partners,
LLC
1,315,272
2.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
h,i
1,314,982
RCO Mortgage, LLC
3,066,293
3.475%,  11/25/2024, Ser.
2019-2, Class A1
h,i
3,073,328
Renaissance Home Equity Loan
Trust
2,212,364
5.580%,  11/25/2036, Ser.
2006-3, Class AF2
i
1,146,813
Residential Accredit Loans, Inc.
Trust
785,578
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 775,149
255,791
5.750%,  9/25/2035, Ser.
2005-QS13, Class 2A3 255,382
Residential Asset Securitization
Trust
2,011,231
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 1,709,695

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.2%) Value
Collateralized Mortgage Obligations (1.5%) -
continued
Sequoia Mortgage Trust
$ 827,341
2.862%,  9/20/2046, Ser.
2007-1, Class 4A1
b
$ 639,936
Silver Hill Trust
919,203
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,h
941,289
Starwood Mortgage Residential
Trust
447,095
2.718%,  4/25/2060, Ser.
2020-2, Class A1
b,h
452,579
Toorak Mortgage Corporation, Ltd.
1,517,062
4.458%,  3/25/2022, Ser.
2019-1, Class A1
h,i
1,523,827
Vericrest Opportunity Loan
Transferee
1,562,601
1.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
h,i
1,560,813
1,044,620
2.240%,  2/27/2051, Ser.
2021-NPL3, Class A1
h,i
1,045,646
1,300,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
h,i
1,296,894
1,812,839
2.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
h,i
1,813,800
1,375,000
4.826%,  3/27/2051, Ser.
2021-NPL5, Class A2
h,i
1,373,600
1,400,000
4.949%,  3/27/2051, Ser.
2021-NPL4, Class A2
h,i
1,397,241
1,195,139
2.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
h,i
1,197,977
900,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
h,i
899,507
1,400,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
h,i
1,398,872
Verus Securitization Trust
1,518,260
2.913%,  7/25/2059, Ser.
2019-INV2, Class A1
b,h
1,543,580
1,516,889
2.947%,  11/25/2059, Ser.
2019-INV3, Class A2
b,h
1,545,601
1,025,975
1.977%,  3/25/2060, Ser.
2020-INV1, Class A1
b,h
1,038,921
3,098,071
3.626%,  4/25/2060, Ser.
2020-3, Class A1
b,h
3,148,271
WaMu Mortgage Pass Through
Certificates
138,326
3.025%,  9/25/2036, Ser.
2006-AR10, Class 1A2
b
136,550
133,699
3.048%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
134,258
Total 83,471,315
Commercial Mortgage-Backed Securities (0.3%)
AMSR Trust
2,700,000
2.153%,  6/17/2038, Ser.
2021-SFR1, Class B
b,h
2,717,839
1,100,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b,h
1,106,464
BBCMS Mortgage Trust
14,564,120
1.852%,  10/15/2053, Ser.
2020-C8, Class XA
b,j
1,952,352
Principal
Amount Long-Term Fixed Income (36.2%) Value
Commercial Mortgage-Backed Securities (0.3%)
- continued
BFLD Trust
$ 2,250,000
1.223%,  (LIBOR 1M +
1.150%), 10/15/2035, Ser.
2020-EYP, Class A
b,h
$ 2,263,994
825,000
1.773%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,h
831,205
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
8,648,911
2.080%,  1/25/2031, Ser.
KLU3, Class X1
b,j,k
1,207,928
768,413
3.000%,  3/15/2045, Ser.
4741, Class GA 791,391
GS Mortgage Securities Trust
3,977,492
3.666%,  9/10/2047, Ser.
2014-GC24, Class A4 4,220,026
Morgan Stanley Capital I Trust
14,866,910
1.973%,  7/15/2053, Ser.
2020-HR8, Class XA
b,j
2,045,482
Total 17,136,681
Communications Services (1.2%)
Altice France SA
200,000 8.125%,  2/1/2027
h
217,900
500,000 5.125%,  7/15/2029
h
502,450
AMC Networks, Inc.
500,000 4.250%,  2/15/2029 504,375
American Tower Corporation
700,000 2.900%,  1/15/2030 736,540
1,150,000 2.100%,  6/15/2030 1,130,900
AT&T, Inc.
1,129,000 3.500%,  9/15/2053
h
1,134,273
1,200,000 2.300%,  6/1/2027 1,241,163
1,550,000 4.350%,  3/1/2029 1,794,678
1,100,000 5.250%,  3/1/2037 1,385,758
1,090,000 4.900%,  8/15/2037 1,343,082
450,000 5.550%,  8/15/2041 593,359
CCO Holdings, LLC
260,000 5.500%,  5/1/2026
h
268,814
640,000 5.125%,  5/1/2027
h
671,296
770,000 4.750%,  3/1/2030
h
814,275
510,000 4.500%,  8/15/2030
h
531,019
Cengage Learning, Inc.
600,000 9.500%,  6/15/2024
g,h
614,250
Charter Communications
Operating, LLC
700,000 4.500%,  2/1/2024 762,419
900,000 4.200%,  3/15/2028 1,018,511
1,225,000 3.500%,  6/1/2041 1,233,293
1,320,000 6.484%,  10/23/2045 1,817,880
Clear Channel Worldwide
Holdings, Inc.
515,000 7.750%,  4/15/2028
g,h
539,473
Comcast Corporation
850,000 4.049%,  11/1/2052 1,011,728
750,000 3.950%,  10/15/2025 840,360
1,250,000 4.250%,  10/15/2030 1,470,172
690,000 4.400%,  8/15/2035 831,512
1,115,000 4.750%,  3/1/2044 1,419,595

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.2%) Value
Communications Services (1.2%) - continued
$ 550,000 4.600%,  8/15/2045 $ 690,390
Consolidated Communications,
Inc.
250,000 5.000%,  10/1/2028
h
253,437
Cox Communications, Inc.
875,000 3.350%,  9/15/2026
h
950,169
Crown Castle International
Corporation
836,000 3.200%,  9/1/2024 892,872
CSC Holdings, LLC
960,000 5.375%,  2/1/2028
h
1,015,632
80,000 4.125%,  12/1/2030
h
79,500
Cumulus Media New Holdings,
Inc.
380,000 6.750%,  7/1/2026
g,h
397,575
Discovery Communications, LLC
1,420,000 4.900%,  3/11/2026 1,618,487
DISH DBS Corporation
360,000 7.375%,  7/1/2028 387,407
Entercom Media Corporation
360,000 6.500%,  5/1/2027
h
374,400
Fox Corporation
680,000 3.500%,  4/8/2030
g
749,255
Front Range BidCo, Inc.
500,000 4.000%,  3/1/2027
h
496,560
380,000 6.125%,  3/1/2028
h
388,075
Frontier Communications
Corporation
320,000 5.875%,  10/15/2027
h
342,800
GCI, LLC
400,000 4.750%,  10/15/2028
h
409,400
Hughes Satellite Systems
Corporation
270,000 6.625%,  8/1/2026 302,737
iHeartCommunications, Inc.
390,000 4.750%,  1/15/2028
h
401,212
LCPR Senior Secured Financing
DAC
360,000 6.750%,  10/15/2027
h
387,972
Level 3 Financing, Inc.
765,000 4.625%,  9/15/2027
h
794,009
650,000 4.250%,  7/1/2028
h
659,594
Ligado Networks, LLC
221,593
0.000%,PIK 15.500%,
11/1/2023
f,h
218,367
NBN Company, Ltd.
1,025,000 2.625%,  5/5/2031
h
1,049,938
Netflix, Inc.
1,115,000 4.875%,  4/15/2028 1,296,187
450,000 4.875%,  6/15/2030
h
535,185
Nexstar Escrow Corporation
550,000 5.625%,  7/15/2027
h
583,000
Omnicom Group, Inc.
530,000 3.600%,  4/15/2026 585,625
330,000 4.200%,  6/1/2030 380,967
Radiate Holdco, LLC
235,000 6.500%,  9/15/2028
h
246,903
Scripps Escrow II, Inc.
215,000 5.375%,  1/15/2031
h
214,321
Scripps Escrow, Inc.
270,000 5.875%,  7/15/2027
h
279,545
Principal
Amount Long-Term Fixed Income (36.2%) Value
Communications Services (1.2%) - continued
SFR Group SA
$ 384,000 7.375%,  5/1/2026
h
$ 399,333
Sinclair Television Group, Inc.
610,000 5.500%,  3/1/2030
g,h
621,950
Sirius XM Radio, Inc.
535,000 5.000%,  8/1/2027
h
560,546
295,000 4.000%,  7/15/2028
h
303,850
Sprint Capital Corporation
460,000 6.875%,  11/15/2028 589,950
430,000 8.750%,  3/15/2032 653,600
Sprint Corporation
1,255,000 7.625%,  2/15/2025 1,491,103
Terrier Media Buyer, Inc.
310,000 8.875%,  12/15/2027
h
335,188
Time Warner Entertainment
Company, LP
800,000 8.375%,  3/15/2023 903,995
T-Mobile USA, Inc.
720,000 3.750%,  4/15/2027 795,600
1,175,000 2.550%,  2/15/2031 1,188,160
280,000 2.875%,  2/15/2031 277,900
900,000 4.375%,  4/15/2040 1,055,070
United States Cellular Corporation
360,000 6.700%,  12/15/2033 441,000
Uniti Group, LP
130,000 4.750%,  4/15/2028
h
129,675
205,000 6.500%,  2/15/2029
h
205,513
Univision Communications, Inc.
740,000 6.625%,  6/1/2027
h
801,827
VeriSign, Inc.
310,000 4.750%,  7/15/2027 328,988
Verizon Communications, Inc.
714,000 3.700%,  3/22/2061 764,736
476,000 2.100%,  3/22/2028 485,956
3,054,000 4.272%,  1/15/2036 3,633,726
1,450,000 2.650%,  11/20/2040 1,395,360
Viacom, Inc.
840,000 5.850%,  9/1/2043 1,150,897
Viasat, Inc.
590,000 5.625%,  9/15/2025
h
601,210
Vodafone Group plc
625,000 4.875%,  6/19/2049 788,284
VTR Finance NV
270,000 6.375%,  7/15/2028
h
286,200
Walt Disney Company
1,200,000 2.200%,  1/13/2028 1,243,713
1,650,000 2.650%,  1/13/2031 1,731,828
1,400,000 3.500%,  5/13/2040 1,560,860
Ziggo BV
712,000 5.500%,  1/15/2027
h
739,768
200,000 4.875%,  1/15/2030
h
205,000
Total 67,081,382
Consumer Cyclical (1.1%)
1011778 B.C., ULC
640,000 4.375%,  1/15/2028
h
648,800
Allied Universal Finance
Corporation
285,000 4.625%,  6/1/2028
h
286,029

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.2%) Value
Consumer Cyclical (1.1%) - continued
Allied Universal Holdco, LLC
$ 230,000 6.625%,  7/15/2026
h
$ 243,853
330,000 4.625%,  6/1/2028
h
330,258
235,000 6.000%,  6/1/2029
h
238,241
Allison Transmission, Inc
590,000 3.750%,  1/30/2031
h
579,893
Amazon.com, Inc.
1,350,000 3.100%,  5/12/2051 1,418,085
670,000 3.875%,  8/22/2037 798,942
852,000 4.050%,  8/22/2047 1,039,306
American Axle & Manufacturing,
Inc.
660,000 6.500%,  4/1/2027
g
699,600
American Honda Finance
Corporation
200,000 2.150%,  9/10/2024 208,937
Boyd Gaming Corporation
395,000 4.750%,  6/15/2031
h
409,812
Boyne USA, Inc.
305,000 4.750%,  5/15/2029
h
314,678
Brookfield Residential Properties,
Inc.
445,000 6.250%,  9/15/2027
h
470,031
455,000 5.000%,  6/15/2029
h
458,412
Caesars Entertainment, Inc.
135,000 8.125%,  7/1/2027
h
150,147
Carnival Corporation
430,000 11.500%,  4/1/2023
h
483,922
150,000 7.625%,  3/1/2026
h
162,937
605,000 5.750%,  3/1/2027
h
633,737
Cedar Fair, LP
565,000 5.250%,  7/15/2029 581,950
Churchill Downs, Inc.
265,000 4.750%,  1/15/2028
h
274,198
Cinemark USA, Inc.
480,000 5.875%,  3/15/2026
g,h
502,296
Clarios Global, LP
205,000 8.500%,  5/15/2027
h
223,491
Colt Merger Sub, Inc.
960,000 6.250%,  7/1/2025
h
1,017,600
CVS Health Corporation
1,200,000 3.625%,  4/1/2027 1,329,786
D.R. Horton, Inc.
550,000 2.600%,  10/15/2025 579,555
Dana, Inc.
425,000 5.625%,  6/15/2028 459,935
Empire Communities Corporation
430,000 7.000%,  12/15/2025
h
451,500
Expedia Group, Inc.
1,350,000 3.250%,  2/15/2030 1,410,138
Ford Motor Company
250,000 9.000%,  4/22/2025 308,218
140,000 9.625%,  4/22/2030 200,900
495,000 7.450%,  7/16/2031 650,925
Ford Motor Credit Company, LLC
1,420,000 4.063%,  11/1/2024 1,510,383
1,100,000 4.134%,  8/4/2025 1,175,614
Forestar Group, Inc.
275,000 3.850%,  5/15/2026
h
277,489
General Motors Company
1,200,000 6.125%,  10/1/2025 1,420,563
Principal
Amount Long-Term Fixed Income (36.2%) Value
Consumer Cyclical (1.1%) - continued
$ 1,150,000 6.800%,  10/1/2027 $ 1,448,503
General Motors Financial
Company, Inc.
560,000 3.950%,  4/13/2024 602,451
450,000 1.500%,  6/10/2026 447,065
Goodyear Tire & Rubber Company
270,000 5.000%,  7/15/2029
h
282,690
200,000 5.250%,  7/15/2031
h
209,000
Hanesbrands, Inc.
585,000 4.875%,  5/15/2026
h
631,800
Herc Holdings, Inc.
350,000 5.500%,  7/15/2027
h
368,977
Hilton Domestic Operating
Company, Inc.
725,000 4.875%,  1/15/2030 773,938
Hilton Grand Vacations Borrower
Escrow, LLC
535,000 5.000%,  6/1/2029
h
547,038
Home Depot, Inc.
555,000 5.400%,  9/15/2040 771,233
840,000 4.250%,  4/1/2046 1,044,216
700,000 3.900%,  6/15/2047 830,881
Hyundai Capital America
750,000 1.250%,  9/18/2023
h
756,847
1,000,000 1.800%,  1/10/2028
h
991,052
International Game Technology plc
445,000 5.250%,  1/15/2029
h
477,263
KB Home
360,000 4.800%,  11/15/2029 390,049
Kohl's Corporation
1,190,000 3.375%,  5/1/2031 1,231,967
715,000 5.550%,  7/17/2045
g
855,288
L Brands, Inc.
600,000 6.625%,  10/1/2030
h
694,500
140,000 6.875%,  11/1/2035 177,275
Landry's, Inc.
460,000 6.750%,  10/15/2024
h
464,701
Lennar Corporation
700,000 4.875%,  12/15/2023 761,943
1,225,000 4.750%,  5/30/2025 1,373,531
Live Nation Entertainment, Inc.
290,000 3.750%,  1/15/2028
h
291,282
Lowe's Companies, Inc.
1,350,000 2.625%,  4/1/2031 1,394,920
Magic MergerCo, Inc.
375,000 5.250%,  5/1/2028
h
384,724
Marriott International, Inc.
710,000 5.750%,  5/1/2025 819,553
885,000 4.625%,  6/15/2030 1,019,256
Mastercard, Inc.
830,000 3.950%,  2/26/2048 1,007,490
Mattamy Group Corporation
620,000 5.250%,  12/15/2027
h
647,900
McDonald's Corporation
1,200,000 2.125%,  3/1/2030 1,213,148
1,115,000 4.450%,  3/1/2047 1,365,058
MGM Resorts International
875,000 6.000%,  3/15/2023 935,988
Netflix, Inc
450,000 5.875%,  11/15/2028 552,344

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.2%) Value
Consumer Cyclical (1.1%) - continued
Owl Rock Capital Corporation
$ 1,250,000 3.400%,  7/15/2026 $ 1,302,787
Penn National Gaming, Inc.
395,000 4.125%,  7/1/2029
d,h
394,506
PetSmart, Inc.
320,000 4.750%,  2/15/2028
h
332,400
350,000 7.750%,  2/15/2029
h
385,875
Prime Security Services Borrower,
LLC
1,010,000 5.750%,  4/15/2026
h
1,115,717
Real Hero Merger Sub 2, Inc.
310,000 6.250%,  2/1/2029
h
321,532
Realogy Group, LLC
500,000 5.750%,  1/15/2029
h
522,695
Rite Aid Corporation
470,000 7.500%,  7/1/2025
h
475,875
Royal Caribbean Cruises, Ltd.
590,000 9.125%,  6/15/2023
h
647,525
660,000 4.250%,  7/1/2026
h
659,175
220,000 5.500%,  4/1/2028
h
230,406
Scientific Games International, Inc.
545,000 5.000%,  10/15/2025
h
562,713
490,000 7.250%,  11/15/2029
h
552,720
SeaWorld Parks and
Entertainment, Inc.
290,000 9.500%,  8/1/2025
h
311,025
Six Flags Entertainment
Corporation
265,000 5.500%,  4/15/2027
g,h
273,302
Six Flags Theme Parks, Inc.
270,000 7.000%,  7/1/2025
h
290,979
Staples, Inc.
590,000 7.500%,  4/15/2026
h
611,084
Target Corporation
1,000,000 2.250%,  4/15/2025 1,050,500
Tenneco, Inc.
490,000 5.000%,  7/15/2026
g
487,403
TJX Companies, Inc.
675,000 3.875%,  4/15/2030 773,729
Toll Brothers Finance Corporation
900,000 3.800%,  11/1/2029 965,250
Uber Technologies, Inc.
310,000 6.250%,  1/15/2028
h
333,625
ViacomCBS, Inc.
1,200,000 4.200%,  5/19/2032 1,384,950
Visa, Inc.
1,150,000 2.700%,  4/15/2040 1,188,790
Vista Outdoor, Inc.
500,000 4.500%,  3/15/2029
h
508,750
Walmart, Inc.
825,000 3.250%,  7/8/2029 922,649
Wyndham Destinations, Inc.
350,000 6.625%,  7/31/2026
h
396,550
Wyndham Hotels & Resorts, Inc.
215,000 4.375%,  8/15/2028
h
223,215
Yum! Brands, Inc.
500,000 4.750%,  1/15/2030
h
541,255
Principal
Amount Long-Term Fixed Income (36.2%) Value
Consumer Cyclical (1.1%) - continued
ZF North America Capital, Inc.
$ 290,000 4.750%,  4/29/2025
h
$ 313,200
Total 65,794,214
Consumer Non-Cyclical (1.3%)
Abbott Laboratories
1,000,000 4.750%,  11/30/2036 1,287,672
AbbVie, Inc.
575,000 2.950%,  11/21/2026 618,094
1,250,000 4.300%,  5/14/2036 1,483,027
450,000 4.850%,  6/15/2044 572,213
560,000 4.700%,  5/14/2045 697,337
1,500,000 4.875%,  11/14/2048 1,932,148
Albertson's Companies, Inc.
1,145,000 3.500%,  3/15/2029
h
1,132,119
Altria Group, Inc.
952,000 5.800%,  2/14/2039 1,176,049
Amgen, Inc.
1,200,000 3.375%,  2/21/2050 1,266,951
Anheuser-Busch Companies, LLC
1,740,000 4.700%,  2/1/2036 2,135,578
Anheuser-Busch InBev Worldwide,
Inc.
1,875,000 4.750%,  4/15/2058 2,350,939
1,350,000 4.375%,  4/15/2038 1,614,020
150,000 4.600%,  4/15/2048 183,127
Anthem, Inc.
900,000 3.125%,  5/15/2050 913,738
725,000 4.625%,  5/15/2042 898,866
AstraZeneca plc
900,000 3.000%,  5/28/2051 927,863
1,000,000 1.375%,  8/6/2030 946,271
Bausch Health Companies, Inc.
650,000 5.000%,  2/15/2029
h
606,125
Baxalta, Inc.
569,000 4.000%,  6/23/2025 628,123
Becton, Dickinson and Company
650,000 3.794%,  5/20/2050 726,784
214,000 3.734%,  12/15/2024 233,035
865,000 3.700%,  6/6/2027 961,171
Bunge, Ltd. Finance Corporation
940,000 2.750%,  5/14/2031 950,313
Campbell Soup Company
345,000 2.375%,  4/24/2030 347,557
Cargill, Inc.
525,000 3.250%,  5/23/2029
h
575,129
Centene Corporation
505,000 4.250%,  12/15/2027 532,144
420,000 4.625%,  12/15/2029 461,903
580,000 3.000%,  10/15/2030 595,822
Central Garden & Pet Company
500,000 4.125%,  10/15/2030 510,625
Cigna Corporation
1,325,000 4.800%,  8/15/2038 1,650,193
Clorox Company
1,180,000 3.100%,  10/1/2027 1,287,324
Community Health Systems, Inc.
205,000 5.625%,  3/15/2027
h
218,838
290,000 6.000%,  1/15/2029
h
310,300
540,000 6.875%,  4/15/2029
h
565,094

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.2%) Value
Consumer Non-Cyclical (1.3%) - continued
Conagra Brands, Inc.
$ 935,000 4.300%,  5/1/2024 $ 1,025,530
Constellation Brands, Inc.
1,120,000 3.600%,  2/15/2028 1,240,780
475,000 2.875%,  5/1/2030 498,110
CVS Health Corporation
2,545,000 4.875%,  7/20/2035 3,099,401
DaVita, Inc.
680,000 4.625%,  6/1/2030
h
699,190
DENTSPLY SIRONA, Inc.
375,000 3.250%,  6/1/2030 401,081
Edgewell Personal Care Company
290,000 5.500%,  6/1/2028
h
307,400
Encompass Health Corporation
615,000 4.500%,  2/1/2028 638,044
Endo Finance, LLC
275,000 9.500%,  7/31/2027
g,h
280,500
Energizer Holdings, Inc.
455,000 4.750%,  6/15/2028
h
466,261
General Mills, Inc.
550,000 2.875%,  4/15/2030 582,623
H. J. Heinz Company
140,000 5.200%,  7/15/2045 173,802
HCA, Inc.
1,430,000 5.375%,  2/1/2025 1,613,040
HLF Financing Sarl, LLC
540,000 4.875%,  6/1/2029
h
544,050
Illumina, Inc.
490,000 9.000%,  7/1/2028
h
546,360
Imperial Brands Finance plc
1,200,000 3.875%,  7/26/2029
h
1,299,980
JBS USA Food Company
130,000 5.750%,  1/15/2028
h
139,064
JBS USA, LLC
110,000 6.500%,  4/15/2029
h
123,614
630,000 5.500%,  1/15/2030
h
704,579
Keurig Dr. Pepper, Inc.
710,000 3.350%,  3/15/2051 744,422
875,000 3.200%,  5/1/2030 945,810
Kimberly-Clark Corporation
650,000 3.100%,  3/26/2030 718,495
710,000 3.900%,  5/4/2047 859,345
Kraft Foods Group, Inc.
670,000 5.000%,  6/4/2042 818,136
Kraft Heinz Foods Company
1,090,000 4.625%,  1/30/2029 1,268,640
740,000 3.750%,  4/1/2030 811,943
40,000 4.250%,  3/1/2031 45,440
338,000 4.375%,  6/1/2046 383,021
Mattel, Inc.
475,000 3.375%,  4/1/2026
h
492,813
Medtronic, Inc.
80,000 4.625%,  3/15/2045 104,945
Molina Healthcare, Inc.
560,000 4.375%,  6/15/2028
h
583,800
Mondelez International, Inc.
350,000 2.750%,  4/13/2030 368,669
MPH Acquisition Holdings, LLC
320,000 5.750%,  11/1/2028
h
321,571
Principal
Amount Long-Term Fixed Income (36.2%) Value
Consumer Non-Cyclical (1.3%) - continued
Mylan, Inc.
$ 1,250,000 4.550%,  4/15/2028 $ 1,435,511
Ortho-Clinical Diagnostics, Inc.
310,000 7.250%,  2/1/2028
h
338,598
Par Pharmaceutical, Inc.
660,000 7.500%,  4/1/2027
h
674,738
Pilgrim's Pride Corporation
290,000 5.875%,  9/30/2027
h
308,850
Quest Diagnostics, Inc.
1,200,000 2.800%,  6/30/2031 1,252,597
Reynolds American, Inc.
952,000 5.700%,  8/15/2035 1,149,666
Roche Holdings, Inc.
768,000 4.000%,  11/28/2044
h
937,397
Royalty Pharma plc
1,025,000 3.550%,  9/2/2050
h
1,019,512
Scotts Miracle-Gro Company
495,000 4.500%,  10/15/2029 513,674
SEG Holding, LLC
560,000 5.625%,  10/15/2028
h
587,832
Simmons Foods, Inc.
490,000 4.625%,  3/1/2029
h
494,258
Smithfield Foods, Inc.
820,000 2.650%,  10/3/2021
h
823,992
Spectrum Brands, Inc.
250,000 5.000%,  10/1/2029
h
265,000
210,000 5.500%,  7/15/2030
h
226,275
Syneos Health, Inc.
450,000 3.625%,  1/15/2029
h
445,500
Sysco Corporation
1,200,000 6.600%,  4/1/2040 1,768,977
Teleflex, Inc.
630,000 4.250%,  6/1/2028
h
656,775
Tenet Healthcare Corporation
350,000 4.625%,  7/15/2024 355,145
1,120,000 5.125%,  11/1/2027
h
1,174,600
205,000 6.125%,  10/1/2028
h
218,456
Teva Pharmaceutical Finance
Netherlands III BV
330,000 2.800%,  7/21/2023 328,842
Thermo Fisher Scientific, Inc.
720,000 4.133%,  3/25/2025 798,276
Tyson Foods, Inc.
560,000 3.550%,  6/2/2027 620,165
United Natural Foods, Inc.
420,000 6.750%,  10/15/2028
h
451,987
UnitedHealth Group, Inc.
1,400,000 2.950%,  10/15/2027 1,522,868
970,000 4.625%,  7/15/2035 1,225,270
VRX Escrow Corporation
1,386,000 6.125%,  4/15/2025
h
1,420,650
Zoetis, Inc.
670,000 4.700%,  2/1/2043 861,348
Total 76,023,710
Energy (1.0%)
Antero Midstream Partners, LP
220,000 5.750%,  3/1/2027
h
228,800

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.2%) Value
Energy (1.0%) - continued
Antero Resources Corporation
$ 470,000 5.375%,  3/1/2030
h
$ 479,696
Apache Corporation
150,000 4.875%,  11/15/2027 162,448
460,000 4.375%,  10/15/2028 489,670
165,000 5.100%,  9/1/2040 172,837
Archrock Partners, LP
480,000 6.250%,  4/1/2028
h
501,077
BP Capital Markets America, Inc.
1,450,000 2.939%,  6/4/2051 1,388,196
500,000 3.543%,  4/6/2027 551,720
Buckeye Partners, LP
200,000 4.125%,  3/1/2025
h
207,250
480,000 3.950%,  12/1/2026 488,400
Canadian Natural Resources, Ltd.
340,000 2.050%,  7/15/2025 349,328
430,000 2.950%,  7/15/2030 445,469
Cenovus Energy, Inc.
180,000 5.375%,  7/15/2025 205,926
Centennial Resource Production,
LLC
420,000 6.875%,  4/1/2027
g,h
429,496
Cheniere Energy Partners, LP
1,025,000 5.625%,  10/1/2026 1,063,437
Chevron USA, Inc.
1,250,000 5.050%,  11/15/2044 1,676,197
Cimarex Energy Company
960,000 4.375%,  6/1/2024 1,044,893
CNX Resources Corporation
265,000 6.000%,  1/15/2029
h
286,523
Comstock Resources, Inc.
330,000 5.875%,  1/15/2030
h
336,600
ConocoPhillips
1,400,000 6.500%,  2/1/2039 2,067,054
Continental Resources, Inc.
61,000 4.500%,  4/15/2023 63,475
220,000 4.375%,  1/15/2028 243,375
290,000 5.750%,  1/15/2031
h
347,275
Devon Energy Corporation
1,644,000 4.500%,  1/15/2030
h
1,807,409
Diamondback Energy, Inc.
975,000 3.500%,  12/1/2029 1,043,783
DT Midstream, Inc.
405,000 4.125%,  6/15/2029
h
411,209
135,000 4.375%,  6/15/2031
h
137,942
Enagas SA
640,000 5.500%,  1/15/2028
h
651,200
Encana Corporation
220,000 6.625%,  8/15/2037 293,541
Endeavor Energy Resources, LP
310,000 5.750%,  1/30/2028
h
330,537
Energean Israel Finance, Ltd.
415,000 4.500%,  3/30/2024
h
423,819
Energy Transfer Operating, LP
1,340,000 6.000%,  6/15/2048 1,693,770
Energy Transfer Partners, LP
765,000 4.900%,  3/15/2035 883,704
600,000 5.150%,  2/1/2043 677,018
EnLink Midstream Partners, LP
440,000 4.850%,  7/15/2026 455,400
Principal
Amount Long-Term Fixed Income (36.2%) Value
Energy (1.0%) - continued
$ 265,000 5.600%,  4/1/2044 $ 239,825
EQM Midstream Partners, LP
570,000 6.500%,  7/1/2027
h
635,550
EQT Corporation
135,000 3.125%,  5/15/2026
h
138,336
545,000 3.900%,  10/1/2027 583,831
Equinor ASA
625,000 3.000%,  4/6/2027 678,945
Exxon Mobil Corporation
1,200,000 3.452%,  4/15/2051 1,306,037
Genesis Energy, LP
220,000 6.500%,  10/1/2025 222,200
135,000 8.000%,  1/15/2027 141,834
Halliburton Company
925,000 2.920%,  3/1/2030
g
961,213
Harvest Midstream, LP
530,000 7.500%,  9/1/2028
h
575,580
Hess Midstream Operations, LP
350,000 5.625%,  2/15/2026
h
365,050
Hilcorp Energy I, LP
430,000 5.750%,  2/1/2029
h
448,275
Indigo Natural Resources, LLC
265,000 5.375%,  2/1/2029
h
276,925
ITT Holdings, LLC
380,000 6.500%,  8/1/2029
d,h
387,125
Magellan Midstream Partners, LP
750,000 5.000%,  3/1/2026 861,574
Marathon Oil Corporation
900,000 4.400%,  7/15/2027 1,019,353
Marathon Petroleum Corporation
336,000 6.500%,  3/1/2041 466,354
MPLX, LP
600,000 4.875%,  12/1/2024 671,432
830,000 4.875%,  6/1/2025 936,930
Murphy Oil Corporation
240,000 5.875%,  12/1/2027 250,488
230,000 6.375%,  7/15/2028 242,500
Nabors Industries, Ltd.
505,000 7.250%,  1/15/2026
g,h
494,900
National Fuel Gas Company
975,000 5.500%,  1/15/2026 1,128,098
Newfield Exploration Company
570,000 5.625%,  7/1/2024 634,648
560,000 5.375%,  1/1/2026 631,090
NGL Energy Operating, LLC
290,000 7.500%,  2/1/2026
h
304,500
NGL Energy Partners, LP
290,000 7.500%,  11/1/2023 285,650
NuStar Logistics, LP
500,000 5.750%,  10/1/2025 543,750
Oasis Petroleum, Inc.
335,000 6.375%,  6/1/2026
h
349,315
Occidental Petroleum Corporation
860,000 2.900%,  8/15/2024 879,350
710,000 3.400%,  4/15/2026 725,975
130,000 8.500%,  7/15/2027 163,696
525,000 3.500%,  8/15/2029 526,890
280,000 6.450%,  9/15/2036 334,768
710,000 4.400%,  4/15/2046 681,955

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.2%) Value
Energy (1.0%) - continued
ONEOK, Inc.
$ 860,000 2.200%,  9/15/2025 $ 883,809
Ovintiv, Inc.
140,000 7.375%,  11/1/2031 185,879
PBF Holding Company, LLC
415,000 9.250%,  5/15/2025
h
418,067
Pioneer Natural Resources
Company
500,000 4.450%,  1/15/2026 563,728
Plains All American Pipeline, LP
1,000,000 4.500%,  12/15/2026 1,121,953
Precision Drilling Corporation
335,000 6.875%,  1/15/2029
h
345,050
Qatar Petroleum
900,000 3.125%,  7/12/2041 896,679
Range Resources Corporation
210,000 9.250%,  2/1/2026 231,525
220,000 8.250%,  1/15/2029
h
248,050
Sabine Pass Liquefaction, LLC
1,140,000 5.750%,  5/15/2024 1,279,291
Schlumberger Holdings
Corporation
880,000 4.000%,  12/21/2025
h
975,997
SM Energy Company
200,000 6.500%,  7/15/2028 205,500
Suncor Energy, Inc.
780,000 3.600%,  12/1/2024 842,515
Sunoco Logistics Partners
Operations, LP
700,000 4.000%,  10/1/2027 770,121
Sunoco, LP
385,000 5.875%,  3/15/2028 409,062
Targa Resources Partners, LP
210,000 5.375%,  2/1/2027 218,663
150,000 5.000%,  1/15/2028 158,250
Teine Energy, Ltd.
410,000 6.875%,  4/15/2029
h
420,763
Transocean Guardian, Ltd.
293,625 5.875%,  1/15/2024
g,h
285,550
Transocean Proteus, Ltd.
151,250 6.250%,  12/1/2024
h
152,763
Transocean, Inc.
265,000 11.500%,  1/30/2027
h
283,204
USA Compression Partners, LP
210,000 6.875%,  4/1/2026 219,975
Vine Energy Holdings, LLC
275,000 6.750%,  4/15/2029
h
289,438
W&T Offshore, Inc.
345,000 9.750%,  11/1/2023
h
334,650
Weatherford International, Ltd.
295,000 8.750%,  9/1/2024
h
308,644
395,000 11.000%,  12/1/2024
h
410,800
Western Gas Partners, LP
1,120,000 4.000%,  7/1/2022 1,138,200
Western Midstream Operating, LP
210,000 4.350%,  2/1/2025 221,884
440,000 3.950%,  6/1/2025 457,182
230,000 5.500%,  8/15/2048 250,330
Principal
Amount Long-Term Fixed Income (36.2%) Value
Energy (1.0%) - continued
Williams Companies, Inc.
$ 900,000 7.500%,  1/15/2031 $ 1,246,832
Total 56,906,770
Financials (2.3%)
ACE INA Holdings, Inc.
737,000 4.350%,  11/3/2045 929,979
AerCap Ireland Capital DAC
980,000 3.500%,  1/15/2025 1,038,571
950,000 3.875%,  1/23/2028
g
1,016,848
Aircastle, Ltd.
565,000 5.000%,  4/1/2023 604,355
1,000,000 2.850%,  1/26/2028
h
1,004,943
Ally Financial, Inc.
530,000 5.750%,  11/20/2025 608,524
American International Group, Inc.
705,000 3.750%,  7/10/2025 776,876
810,000 3.900%,  4/1/2026 903,912
Ares Capital Corporation
975,000 3.875%,  1/15/2026 1,044,460
450,000 2.150%,  7/15/2026 447,490
Australia and New Zealand
Banking Group, Ltd.
500,000 2.950%,  7/22/2030
b,h
520,175
Aviation Capital Group, LLC
1,135,000 2.875%,  1/20/2022
h
1,146,533
Avolon Holdings Funding, Ltd.
700,000 5.250%,  5/15/2024
h
769,880
250,000 4.250%,  4/15/2026
h
270,919
Banco Santander Mexico SA
675,000 5.375%,  4/17/2025
h
765,882
Banco Santander SA
1,200,000
1.308%,  (LIBOR 3M +
1.120%), 4/12/2023
b
1,216,392
Bank of America Corporation
1,000,000 4.200%,  8/26/2024 1,096,235
830,000 4.000%,  1/22/2025 910,894
1,450,000 3.458%,  3/15/2025
b
1,549,737
1,210,000 3.824%,  1/20/2028
b
1,342,649
450,000 2.087%,  6/14/2029
b
453,641
1,200,000 2.496%,  2/13/2031
b
1,225,192
700,000 2.592%,  4/29/2031
b
721,656
1,250,000 1.922%,  10/24/2031
b
1,218,194
1,200,000 4.244%,  4/24/2038
b
1,425,841
Barclays plc
1,185,000 4.972%,  5/16/2029
b
1,387,607
1,250,000 3.564%,  9/23/2035
b
1,302,300
BPCE SA
860,000 3.500%,  10/23/2027
h
932,743
Camden Property Trust
1,500,000 3.150%,  7/1/2029 1,629,677
CANPACK SA
540,000 3.125%,  11/1/2025
h
549,450
Capital One Financial Corporation
1,000,000 4.200%,  10/29/2025 1,116,684
Cascades USA, Inc.
290,000 5.125%,  1/15/2026
h
308,850
Chobani, LLC
580,000 4.625%,  11/15/2028
h
601,025

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.2%) Value
Financials (2.3%) - continued
CIT Group, Inc.
$ 230,000 5.250%,  3/7/2025 $ 258,750
Citigroup, Inc.
1,240,000 4.400%,  6/10/2025 1,384,856
620,000 3.200%,  10/21/2026 671,622
675,000 1.462%,  6/9/2027
b
672,094
1,404,000 3.668%,  7/24/2028
b
1,548,444
415,000 4.125%,  7/25/2028 467,515
700,000 3.520%,  10/27/2028
b
766,560
828,000 4.650%,  7/23/2048 1,084,221
CNA Financial Corporation
450,000 3.900%,  5/1/2029 505,113
Commerzbank AG
1,400,000 8.125%,  9/19/2023
h
1,595,186
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
810,000 3.950%,  11/9/2022 847,944
1,330,000 4.625%,  12/1/2023 1,454,329
Credit Acceptance Corporation
450,000 5.125%,  12/31/2024
h
466,312
Credit Suisse Group AG
775,000 7.250%,  9/12/2025
b,h,l
876,137
1,375,000 2.193%,  6/5/2026
b,h
1,407,877
Danske Bank AS
900,000 3.244%,  12/20/2025
b,h
957,865
Deutsche Bank AG
850,000 3.547%,  9/18/2031
b
904,797
950,000 3.729%,  1/14/2032
b
966,750
Discover Bank
600,000 2.450%,  9/12/2024 627,766
1,410,000 4.682%,  8/9/2028
b
1,497,631
Diversified Healthcare Trust
330,000 4.375%,  3/1/2031 315,975
Drawbridge Special Opportunities
Fund, LP
600,000 3.875%,  2/15/2026
h
620,676
Duke Realty, LP
700,000 2.875%,  11/15/2029 736,348
ERP Operating, LP
267,000 3.375%,  6/1/2025 288,688
ESH Hospitality, Inc.
440,000 5.250%,  5/1/2025
h
448,184
Fidelity National Financial, Inc.
1,125,000 5.500%,  9/1/2022 1,187,768
First Horizon Bank
225,000 5.750%,  5/1/2030 277,417
First Horizon National Corporation
900,000 4.000%,  5/26/2025 991,512
Fortress Transportation
290,000 6.500%,  10/1/2025
h
301,238
Fortress Transportation and
Infrastructure Investors, LLC
70,000 5.500%,  5/1/2028
h
72,888
FS KKR Capital Corporation
1,137,000 3.400%,  1/15/2026 1,175,679
GE Capital Funding, LLC
2,675,000 4.400%,  5/15/2030 3,117,264
GE Capital International Funding
Company
1,615,000 4.418%,  11/15/2035 1,935,548
Principal
Amount Long-Term Fixed Income (36.2%) Value
Financials (2.3%) - continued
Global Net Lease, Inc.
$ 575,000 3.750%,  12/15/2027
h
$ 569,104
Goldman Sachs Group, Inc.
1,000,000 3.625%,  2/20/2024 1,071,968
230,000 1.992%,  1/27/2032
b
223,375
1,428,000 2.615%,  4/22/2032
b
1,458,798
460,000 4.750%,  10/21/2045 601,464
HCP, Inc.
32,000 3.400%,  2/1/2025 34,370
Healthpeak Properties, Inc.
675,000 2.875%,  1/15/2031 706,216
HSBC Holdings plc
1,525,000 3.803%,  3/11/2025
b
1,639,809
1,040,000 3.900%,  5/25/2026 1,156,614
1,100,000 4.950%,  3/31/2030 1,327,492
Icahn Enterprises, LP
885,000 6.375%,  12/15/2025 910,400
iStar, Inc.
505,000 4.250%,  8/1/2025 519,519
J.P. Morgan Chase & Company
1,200,000 3.875%,  9/10/2024 1,308,084
565,000 3.125%,  1/23/2025 606,307
450,000 0.824%,  6/1/2025
b
449,138
725,000 1.040%,  2/4/2027
b
713,083
714,000 1.578%,  4/22/2027
b
717,699
1,350,000 4.203%,  7/23/2029
b
1,551,480
700,000 2.522%,  4/22/2031
b
720,295
975,000 1.953%,  2/4/2032
b
946,919
1,475,000 3.882%,  7/24/2038
b
1,699,150
952,000 3.157%,  4/22/2042
b
990,966
Kimco Realty Corporation
1,072,000 3.300%,  2/1/2025 1,155,881
Liberty Mutual Group, Inc.
294,000 4.950%,  5/1/2022
h
304,625
Lloyds Banking Group plc
1,500,000 3.870%,  7/9/2025
b
1,625,057
LPL Holdings, Inc.
340,000 4.000%,  3/15/2029
h
341,520
MGM Growth Properties Operating
Partnership, LP
300,000 4.625%,  6/15/2025
h
320,511
260,000 5.750%,  2/1/2027 289,281
Mitsubishi UFJ Financial Group,
Inc.
1,420,000 3.287%,  7/25/2027 1,561,066
1,350,000 2.048%,  7/17/2030 1,345,305
Mizuho Financial Group, Inc.
1,250,000 1.979%,  9/8/2031
b
1,222,769
Morgan Stanley
475,000 2.188%,  4/28/2026
b
493,193
1,350,000 4.350%,  9/8/2026 1,528,559
1,704,000 3.591%,  7/22/2028
b
1,887,608
1,250,000 3.622%,  4/1/2031
b
1,395,318
700,000 2.802%,  1/25/2052
b
686,279
MPT Operating Partnership, LP
385,000 4.625%,  8/1/2029 412,127
Nasdaq, Inc.
575,000 3.250%,  4/28/2050 576,505
Nationwide Building Society
650,000 3.622%,  4/26/2023
b,h
666,530

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.2%) Value
Financials (2.3%) - continued
Natwest Group plc
$ 750,000 3.032%,  11/28/2035
b
$ 751,200
Navient Corporation
270,000 5.500%,  1/25/2023 284,769
NFP Corporation
180,000 6.875%,  8/15/2028
h
189,488
Omega Healthcare Investors, Inc.
774,000 3.625%,  10/1/2029 829,031
725,000 3.375%,  2/1/2031 744,779
OneMain Finance Corporation
200,000 3.500%,  1/15/2027 201,500
Owl Rock Technology Finance
Corporation
225,000 4.750%,  12/15/2025
h
247,367
Park Aerospace Holdings, Ltd.
700,000 4.500%,  3/15/2023
h
735,824
Park Intermediate Holdings, LLC
295,000 4.875%,  5/15/2029
h
305,163
PennyMac Financial Services, Inc.
360,000 4.250%,  2/15/2029
h
346,828
Playtika Holding Corporation
275,000 4.250%,  3/15/2029
h
274,810
Prudential Financial, Inc.
900,000 3.700%,  3/13/2051 1,026,133
Quicken Loans, LLC
340,000 3.625%,  3/1/2029
h
335,750
Radian Group, Inc.
270,000 4.875%,  3/15/2027 293,625
Realty Income Corporation
1,120,000 4.125%,  10/15/2026 1,269,344
450,000 1.800%,  3/15/2033 427,820
Regency Centers, LP
1,180,000 4.125%,  3/15/2028 1,325,920
Reinsurance Group of America,
Inc.
965,000 4.700%,  9/15/2023 1,048,648
Royal Bank of Scotland Group plc
875,000 6.000%,  12/29/2025
b,l
975,258
850,000 4.445%,  5/8/2030
b
973,008
Santander UK Group Holdings plc
900,000 1.673%,  6/14/2027
b
898,623
Service Properties Trust
360,000 4.500%,  6/15/2023 369,000
170,000 4.750%,  10/1/2026 167,875
290,000 5.500%,  12/15/2027 309,497
Simon Property Group, LP
1,800,000 3.800%,  7/15/2050 1,988,818
Societe Generale SA
840,000 4.750%,  11/24/2025
h
936,644
Springleaf Finance Corporation
470,000 6.875%,  3/15/2025 530,442
410,000 6.625%,  1/15/2028 470,008
Sumitomo Mitsui Financial Group,
Inc.
840,000 3.010%,  10/19/2026 906,114
700,000 1.710%,  1/12/2031 681,300
Synchrony Financial
330,000 4.250%,  8/15/2024 360,601
825,000 3.950%,  12/1/2027 919,635
Principal
Amount Long-Term Fixed Income (36.2%) Value
Financials (2.3%) - continued
Truist Financial Corporation
$ 450,000 1.887%,  6/7/2029
b
$ 451,363
UBS Group Funding Jersey, Ltd.
768,000 4.125%,  9/24/2025
h
856,804
UDR, Inc.
675,000 2.100%,  8/1/2032 648,052
United Wholesale Mortgage, LLC
265,000 5.500%,  4/15/2029
h
264,939
VEREIT Operating Partnership, LP
1,000,000 2.850%,  12/15/2032 1,044,617
VICI Properties, LP
250,000 4.250%,  12/1/2026
h
260,055
140,000 3.750%,  2/15/2027
h
142,397
100,000 4.625%,  12/1/2029
h
106,250
Voya Financial, Inc.
979,000 3.125%,  7/15/2024 1,041,829
Wells Fargo & Company
900,000 4.125%,  8/15/2023 967,783
1,040,000 3.000%,  2/19/2025 1,112,961
600,000 3.000%,  4/22/2026 645,155
1,140,000 3.000%,  10/23/2026 1,229,382
1,200,000 2.393%,  6/2/2028
b
1,244,515
930,000 4.900%,  11/17/2045 1,192,754
Welltower, Inc.
675,000 2.050%,  1/15/2029 675,930
Westpac Banking Corporation
1,750,000 2.668%,  11/15/2035
b
1,721,335
Total 131,734,395
Mortgage-Backed Securities (10.2%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
23,127,792 3.000%,  3/25/2050 24,128,807
15,829,896 3.000%,  4/1/2050 16,535,669
11,484,030 3.500%,  7/1/2047 12,153,876
Federal National Mortgage
Association
5,283,230 4.500%,  5/1/2048 5,705,207
9,124,630 3.500%,  10/1/2048 9,611,633
7,555,156 3.500%,  6/1/2049 7,974,587
10,525,573 3.500%,  8/1/2049 11,109,006
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
35,350,000 1.500%,  7/1/2036
d
35,775,995
116,800,000 2.000%,  7/1/2036
d
120,470,531
12,850,000 2.500%,  7/1/2036
d
13,399,639
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
158,375,000 2.500%,  7/1/2050
d
163,806,768
118,330,000 2.000%,  7/1/2051
d,m
119,476,323
15,538,120 4.000%,  7/1/2048 16,560,643
Government National Mortgage
Association 30-Yr. Pass Through
28,500,000 2.500%,  7/1/2051
d
29,493,047
Total 586,201,731

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.2%) Value
Technology (0.8%)
Apple, Inc.
$ 2,250,000 3.000%,  11/13/2027 $ 2,462,297
1,975,000 3.750%,  9/12/2047 2,328,642
Applied Materials, Inc.
560,000 3.300%,  4/1/2027 618,921
Baidu, Inc.
940,000 3.425%,  4/7/2030 1,016,983
Banff Merger Sub, Inc.
205,000 9.750%,  9/1/2026
h
215,762
Broadcom Corporation
403,000 3.875%,  1/15/2027 445,306
1,100,000 3.500%,  1/15/2028 1,206,764
Broadcom, Inc.
460,000 5.000%,  4/15/2030 542,695
448,000 3.469%,  4/15/2034
h
473,874
CDW, LLC
280,000 4.250%,  4/1/2028 294,000
CommScope Technologies
Finance, LLC
380,000 6.000%,  6/15/2025
h
388,075
CommScope, Inc.
310,000 7.125%,  7/1/2028
h
335,962
Dell International, LLC
2,320,000 6.020%,  6/15/2026 2,785,221
450,000 8.350%,  7/15/2046 736,022
Diamond Sports Group, LLC
565,000 6.625%,  8/15/2027
h
277,491
Everi Holdings, Inc.
130,000 5.000%,  7/15/2029
d,e,h
133,575
Fiserv, Inc.
1,650,000 2.250%,  6/1/2027 1,711,598
960,000 2.650%,  6/1/2030 993,962
Gartner, Inc.
200,000 3.625%,  6/15/2029
h
203,000
480,000 3.750%,  10/1/2030
h
491,093
Hewlett Packard Enterprise
Company
650,000 4.650%,  10/1/2024 722,656
Iron Mountain, Inc.
250,000 5.000%,  7/15/2028
h
259,487
540,000 4.875%,  9/15/2029
h
557,388
300,000 5.250%,  7/15/2030
h
317,574
KLA Corporation
1,440,000 3.300%,  3/1/2050 1,523,707
Lam Research Corporation
1,200,000 2.875%,  6/15/2050 1,207,667
Microchip Technology, Inc.
450,000 0.983%,  9/1/2024
h
447,818
Micron Technology, Inc.
450,000 2.497%,  4/24/2023 465,129
Microsoft Corporation
1,575,000 4.200%,  11/3/2035 1,940,557
1,700,000 3.700%,  8/8/2046 2,041,307
NCR Corporation
820,000 6.125%,  9/1/2029
h
893,800
NVIDIA Corporation
1,100,000 3.500%,  4/1/2040 1,247,701
NXP Funding, LLC
475,000 5.550%,  12/1/2028
h
583,306
476,000 4.300%,  6/18/2029
h
545,744
Principal
Amount Long-Term Fixed Income (36.2%) Value
Technology (0.8%) - continued
$ 475,000 2.500%,  5/11/2031
h
$ 479,698
475,000 3.250%,  5/11/2041
h
488,381
Open Text Corporation
545,000 4.125%,  2/15/2030
h
555,791
Oracle Corporation
450,000 3.950%,  3/25/2051 491,170
1,300,000 2.800%,  4/1/2027 1,378,565
1,400,000 3.850%,  7/15/2036 1,539,080
1,200,000 3.600%,  4/1/2040 1,265,710
PTC, Inc.
220,000 3.625%,  2/15/2025
h
226,600
210,000 4.000%,  2/15/2028
h
216,930
Qorvo, Inc.
350,000 3.375%,  4/1/2031
h
364,777
Rackspace Technology Global,
Inc.
430,000 5.375%,  12/1/2028
g,h
440,750
Seagate HDD Cayman
540,000 3.375%,  7/15/2031
h
521,802
Sensata Technologies, Inc.
640,000 3.750%,  2/15/2031
h
632,851
Shift4 Payments, LLC
150,000 4.625%,  11/1/2026
h
156,562
SS&C Technologies, Inc.
880,000 5.500%,  9/30/2027
h
932,536
Switch, Ltd.
440,000 3.750%,  9/15/2028
h
445,500
Teledyne Technologies, Inc.
714,000 2.250%,  4/1/2028 726,988
Texas Instruments, Inc.
1,380,000 4.150%,  5/15/2048 1,750,361
Tyco Electronics Group SA
284,000 3.450%,  8/1/2024 304,320
568,000 3.125%,  8/15/2027 611,711
VMware, Inc.
550,000 4.650%,  5/15/2027 631,222
Total 44,576,389
Transportation (0.2%)
Air Canada Pass Through Trust
181,573 3.875%,  3/15/2023
h
183,830
American Airlines, Inc.
390,000 11.750%,  7/15/2025
h
489,450
825,000 5.500%,  4/20/2026
h
873,469
100,000 5.750%,  4/20/2029
h
108,125
Avis Budget Car Rental, LLC
360,000 5.375%,  3/1/2029
g,h
374,850
Boeing Company
600,000 5.805%,  5/1/2050 807,979
Burlington Northern Santa Fe, LLC
850,000 5.750%,  5/1/2040 1,207,749
900,000 4.450%,  3/15/2043 1,132,236
CSX Corporation
720,000 3.800%,  4/15/2050 820,106
Delta Air Lines, Inc.
640,000 7.000%,  5/1/2025
h
746,872
1,451,000 4.750%,  10/20/2028
h
1,613,160
Southwest Airlines Company
875,000 5.125%,  6/15/2027 1,029,413
952,000 2.625%,  2/10/2030 974,372

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.2%) Value
Transportation (0.2%) - continued
United Airlines, Inc.
$ 435,000 4.375%,  4/15/2026
h
$ 450,303
435,000 4.625%,  4/15/2029
h
450,225
United Parcel Service, Inc.
960,000 4.450%,  4/1/2030 1,161,895
XPO Logistics, Inc.
728,000 6.750%,  8/15/2024
h
756,210
Total 13,180,244
U.S. Government & Agencies (12.4%)
U.S. Treasury Bonds
20,680,000 1.625%,  11/15/2050 18,573,225
16,975,000 2.250%,  11/15/2027 18,157,945
31,750,000 2.875%,  5/15/2028 35,269,785
14,120,000 5.250%,  11/15/2028 18,124,344
38,050,000 1.625%,  8/15/2029 38,916,529
11,850,000 1.500%,  2/15/2030 11,967,111
6,250,000 0.875%,  11/15/2030 5,943,359
850,000 1.125%,  2/15/2031 825,164
1,075,000 4.375%,  5/15/2040 1,502,271
41,740,000 1.375%,  11/15/2040 37,494,259
600,000 3.000%,  5/15/2042 702,328
27,658,000 2.500%,  5/15/2046 29,963,554
35,275,000 2.875%,  5/15/2049 41,306,198
U.S. Treasury Notes
91,985,000 0.125%,  6/30/2022 92,006,559
22,230,000 1.875%,  7/31/2022 22,653,759
60,930,000 0.125%,  10/31/2022 60,903,819
53,005,000 2.000%,  11/30/2022 54,375,677
6,540,000 2.500%,  3/31/2023 6,800,834
5,990,000 0.125%,  4/30/2023 5,978,769
23,100,000 0.125%,  10/15/2023 23,000,742
65,780,000 2.500%,  1/31/2024 69,400,469
12,780,000 2.125%,  7/31/2024 13,422,994
15,100,000 2.250%,  11/15/2024 15,962,352
8,000,000 2.125%,  11/30/2024 8,426,250
3,700,000 1.375%,  1/31/2025 3,801,606
6,000,000 0.250%,  8/31/2025 5,879,531
33,790,000 2.625%,  1/31/2026 36,551,277
22,580,000 2.500%,  2/28/2026 24,312,309
2,350,000 0.500%,  4/30/2027 2,279,225
4,300,000 0.750%,  1/31/2028 4,186,285
Total 708,688,529
Utilities (0.7%)
Ameren Illinois Company
720,000 4.500%,  3/15/2049 926,232
American Water Capital
Corporation
1,150,000 2.800%,  5/1/2030 1,217,183
Appalachian Power Company
560,000 3.300%,  6/1/2027 606,535
Berkshire Hathaway Energy
Company
900,000 4.500%,  2/1/2045 1,108,676
Calpine Corporation
635,000 4.500%,  2/15/2028
h
647,700
CenterPoint Energy Resources
Corporation
750,000 1.750%,  10/1/2030 719,027
CenterPoint Energy, Inc.
500,000 2.500%,  9/1/2024 522,861
Principal
Amount Long-Term Fixed Income (36.2%) Value
Utilities (0.7%) - continued
$ 750,000 4.250%,  11/1/2028 $ 862,235
CMS Energy Corporation
440,000 2.950%,  2/15/2027 464,187
Commonwealth Edison Company
1,025,000 3.700%,  3/1/2045 1,171,656
Consolidated Edison Company of
New York, Inc.
900,000 4.125%,  5/15/2049 1,048,959
Consolidated Edison, Inc.
384,000 4.500%,  12/1/2045 463,092
Consumers Energy Company
1,025,000 4.350%,  4/15/2049 1,309,446
DTE Electric Company
760,000 3.700%,  3/15/2045 867,984
640,000 3.700%,  6/1/2046 732,070
Duke Energy Carolinas, LLC
960,000 3.700%,  12/1/2047 1,082,215
Duke Energy Corporation
520,000 3.750%,  9/1/2046 555,400
Duke Energy Florida, LLC
775,000 3.200%,  1/15/2027 846,155
Duke Energy Indiana, LLC
1,085,000 3.750%,  5/15/2046 1,215,104
Edison International
950,000 5.750%,  6/15/2027 1,080,941
Exelon Corporation
575,000 4.700%,  4/15/2050 726,291
792,000 4.450%,  4/15/2046 960,151
FirstEnergy Corporation
350,000 3.350%,  7/15/2022 355,775
ITC Holdings Corporation
284,000 4.050%,  7/1/2023 300,453
560,000 5.300%,  7/1/2043 724,834
Jersey Central Power & Light
Company
375,000 2.750%,  3/1/2032
h
380,659
Mississippi Power Company
800,000 3.950%,  3/30/2028 899,919
National Rural Utilities Cooperative
Finance Corporation
500,000 3.900%,  11/1/2028 565,917
1,000,000 3.700%,  3/15/2029 1,115,429
NextEra Energy Operating
Partners, LP
600,000 3.875%,  10/15/2026
h
633,750
NiSource Finance Corporation
675,000 5.650%,  2/1/2045 930,351
NiSource, Inc.
875,000 3.600%,  5/1/2030 968,806
NRG Energy, Inc.
520,000 3.375%,  2/15/2029
h
508,960
Pacific Gas and Electric Company
800,000 3.300%,  12/1/2027 822,321
476,000 3.250%,  6/1/2031 468,062
PG&E Corporation
290,000 5.000%,  7/1/2028
g
293,225
220,000 5.250%,  7/1/2030 222,090
PPL Electric Utilities Corporation
840,000 3.950%,  6/1/2047 992,815

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (36.2%) Value
Utilities (0.7%) - continued
Public Service Electric & Gas
Company
$ 410,000 3.000%,  5/15/2027 $ 443,089
San Diego Gas and Electric
Company
900,000 4.150%,  5/15/2048 1,090,569
South Carolina Electric & Gas
Company
760,000 5.100%,  6/1/2065 1,097,705
Southern California Edison
Company
1,135,000 4.000%,  4/1/2047 1,193,908
Southern Company
665,000 3.250%,  7/1/2026 721,701
Southern Company Gas Capital
Corporation
600,000 4.400%,  5/30/2047 706,132
Southwestern Electric Power
Company
460,000 3.900%,  4/1/2045 505,776
Suburban Propane Partners, LP
560,000 5.875%,  3/1/2027 587,947
Talen Energy Supply, LLC
300,000 7.625%,  6/1/2028
h
280,713
TerraForm Power Operating, LLC
510,000 5.000%,  1/31/2028
h
539,962
Virginia Electric and Power
Company
750,000 4.600%,  12/1/2048 968,374
Vistra Operations Company, LLC
560,000 5.000%,  7/31/2027
h
574,913
Total 38,028,255
Total Long-Term Fixed Income
(cost $2,012,545,150) 2,073,959,527
Shares Common Stock ( 20.5% ) Value
Communications Services (1.7%)
42,856 Activision Blizzard, Inc. 4,090,177
11,892 Alphabet, Inc., Class A
n
29,037,767
2,511 Alphabet, Inc., Class C
n
6,293,369
18,707 AMC Networks, Inc.
n
1,249,628
5,814 ANGI Homeservices, Inc.
n
78,605
70,753 AT&T, Inc. 2,036,271
15,800 Audacy, Inc.
n
68,098
42 Cardlytics, Inc.
n
5,331
5,444 Cars.com, Inc.
n
78,012
2,180 Charter Communications, Inc.
n
1,572,761
96,770 Comcast Corporation 5,517,825
48,500 Discovery, Inc., Class A
g,n
1,487,980
8,292 DISH Network Corporation
n
346,606
1,459 E.W. Scripps Company 29,749
3,170 EchoStar Corporation
n
76,999
14,040 Electronic Arts, Inc. 2,019,373
52,005 Facebook, Inc.
n
18,082,658
11,294 Gannett Company, Inc.
n
62,004
3,003 Gray Television, Inc. 70,270
1,866 Hemisphere Media Group, Inc.
n
22,019
11,361 Interpublic Group of Companies,
Inc. 369,119
49,599 Live Nation Entertainment, Inc.
n
4,344,376
2,253 Lumen Technologies, Inc. 30,618
23,700 Match Group, Inc.
n
3,821,625
Shares Common Stock (20.5%) Value
Communications Services (1.7%) - continued
15,929 Omnicom Group, Inc. $ 1,274,161
24,678 QuinStreet, Inc.
n
458,517
6,827 RingCentral, Inc.
n
1,983,790
108 Roku, Inc.
n
49,599
5,984 Take-Two Interactive Software,
Inc.
n
1,059,288
7,058 Telephone & Data Systems, Inc. 159,934
80,332 Twitter, Inc.
n
5,527,645
1,147 United States Cellular Corporation
n
41,648
94,523 Verizon Communications, Inc. 5,296,124
6,505 ViacomCBS, Inc. 294,026
1,384 Walt Disney Company
n
243,266
4,552 WideOpenWest, Inc.
n
94,272
6,476 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
n
95,521
3,126 Zillow Group, Inc.
n
383,029
Total 97,752,060
Consumer Discretionary (2.7%)
3,793 Adient plc
n
171,444
11,577 Amazon.com, Inc.
n
39,826,732
14,657 American Axle & Manufacturing
Holdings, Inc.
n
151,700
7,908 American Eagle Outfitters, Inc. 296,787
60,071 Aptiv plc
n
9,450,970
3,352 AutoNation, Inc.
n
317,803
1,625 AutoZone, Inc.
n
2,424,857
5,980 Bally's Corporation
n
323,578
2,920 Bed Bath & Beyond, Inc.
n
97,207
3,911 BJ's Restaurants, Inc.
n
192,187
765 Brinker International, Inc.
n
47,315
1,578 Brunswick Corporation 157,200
6,717 Burlington Stores, Inc.
n
2,162,807
19,888 Caesars Entertainment, Inc.
n
2,063,380
11,082 Carvana Company
n
3,344,769
8,266 Cedar Fair, LP
n
370,565
14,792 Chegg, Inc.
n
1,229,363
18,459 Chewy, Inc.
g,n
1,471,367
26,846 Chico's FAS, Inc.
n
176,647
1,685 Children's Place, Inc.
n
156,806
5,186 Chipotle Mexican Grill, Inc.
n
8,040,063
4,427 Choice Hotels International, Inc. 526,193
515 Churchill Downs, Inc. 102,104
2,324 Clarus Corporation 59,727
29,626 Cooper-Standard Holdings, Inc.
n
859,154
2,345 Cracker Barrel Old Country Store,
Inc. 348,139
4,523 Crocs, Inc.
n
527,020
8,021 Culp, Inc. 130,742
19,411 D.R. Horton, Inc. 1,754,172
8,835 Dana, Inc. 209,920
3,238 Darden Restaurants, Inc. 472,716
823 Deckers Outdoor Corporation
n
316,090
1,269 Denny's Corporation
n
20,926
11,370 Dick's Sporting Goods, Inc. 1,139,160
149 Dillard's, Inc. 26,951
745 Domino's Pizza, Inc. 347,535
2,086 Dorman Products, Inc.
n
216,256
26,685 Duluth Holdings, Inc.
n
551,045
14,589 Emerald Holding, Inc.
n
78,635
68,906 Everi Holdings, Inc.
n
1,718,516
2,237 Expedia Group, Inc.
n
366,219
27,941 Farfetch, Ltd.
n
1,407,109
8,295 Five Below, Inc.
n
1,603,175
6,920 Foot Locker, Inc. 426,480

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (20.5%) Value
Consumer Discretionary (2.7%) - continued
1,172 Fox Factory Holding Corporation
n
$ 182,434
21,590 Gap, Inc. 726,503
2,476 Garmin, Ltd. 358,129
42,739 Gentex Corporation 1,414,234
4,423 Genuine Parts Company 559,377
8,594 G-III Apparel Group, Ltd.
n
282,399
7,074 Goodyear Tire & Rubber
Company
n
121,319
95 Graham Holdings Company 60,220
2,767 Grand Canyon Education, Inc.
n
248,947
2,837 Group 1 Automotive, Inc. 438,118
10,688 Guess ?, Inc. 282,163
13,796 H&R Block, Inc. 323,930
21,833 Hanesbrands, Inc. 407,622
11,324 Harley-Davidson, Inc. 518,866
911 Helen of Troy, Ltd.
n
207,817
3,540 Hilton Worldwide Holdings, Inc.
n
426,995
11,996 Home Depot, Inc. 3,825,404
9,825 IAA, Inc.
n
535,855
3,485 KB Home 141,909
38,106 Kohl's Corporation 2,100,022
10,524 L Brands, Inc. 758,359
8,262 Lear Corporation 1,448,163
16,302 Leggett & Platt, Inc. 844,607
4,092 Lennar Corporation 406,540
4,947 Lithia Motors, Inc. 1,699,987
26,979 Lowe's Companies, Inc. 5,233,117
1,776 Lululemon Athletica, Inc.
n
648,187
2,490 M.D.C. Holdings, Inc. 125,994
20,558 Macy's, Inc.
n
389,780
12,015 Magnite, Inc.
n
406,588
8,132 Marriott International, Inc.
n
1,110,181
794 Marriott Vacations Worldwide
Corporation
n
126,484
14,812 Mattel, Inc.
n
297,721
7,867 McDonald's Corporation 1,817,198
642 Mercadolibre, Inc.
n
1,000,101
7,636 Miller Industries, Inc. 301,164
6,066 Mohawk Industries, Inc.
n
1,165,825
13,817 NIKE, Inc. 2,134,588
22,386 Nordstrom, Inc.
n
818,656
18,074 Norwegian Cruise Line Holdings,
Ltd.
g,n
531,556
778 NVR, Inc.
n
3,869,227
5,238 Ollie's Bargain Outlet Holdings,
Inc.
n
440,673
3,477 Papa John's International, Inc. 363,138
22,564 Park Hotels and Resorts, Inc.
n
465,044
31,968 Penn National Gaming, Inc.
n
2,445,232
15,936 Planet Fitness, Inc.
n
1,199,184
593 Pool Corporation 271,985
4,174 PulteGroup, Inc. 227,775
1,288 Purple Innovation, Inc.
n
34,016
1,831 PVH Corporation
n
196,997
73,700 Qurate Retail, Inc. 964,733
562 RH
n
381,598
8,908 Ross Stores, Inc. 1,104,592
8,206 Ruth's Hospitality Group, Inc.
n
188,984
11,247 Skyline Corporation
n
599,465
2,819 Sleep Number Corporation
n
309,949
25,996 Sony Group Corporation ADR 2,527,331
4,023 Standard Motor Products, Inc. 174,397
10,693 Stoneridge, Inc.
n
315,443
907 Strategic Education, Inc. 68,986
40,119 Taylor Morrison Home Corporation
n
1,059,944
Shares Common Stock (20.5%) Value
Consumer Discretionary (2.7%) - continued
4,085 Tenneco, Inc.
n
$ 78,922
14,762 Tesla, Inc.
n
10,033,731
1,864 Thor Industries, Inc. 210,632
14,675 Toll Brothers, Inc. 848,362
3,075 TopBuild Corporation
n
608,174
8,845 Tri Pointe Homes, Inc.
n
189,548
20,903 TripAdvisor, Inc.
n
842,391
9,780 Tupperware Brands Corporation
n
232,275
5,202 Ulta Beauty, Inc.
n
1,798,696
2,716 Urban Outfitters, Inc.
n
111,954
1,627 Vail Resorts, Inc.
n
514,978
791 Whirlpool Corporation 172,454
407 Williams-Sonoma, Inc. 64,978
3,630 Wingstop, Inc. 572,197
3,045 Wolverine World Wide, Inc. 102,434
24,828 Wyndham Hotels and Resorts, Inc. 1,794,816
5,977 Yum! Brands, Inc. 687,534
9,717 Zumiez, Inc.
n
476,036
Total 156,657,395
Consumer Staples (0.6%)
4,771 Altria Group, Inc. 227,481
36,946 BJ's Wholesale Club Holdings,
Inc.
n
1,757,891
124 Boston Beer Company, Inc.
n
126,579
931 Church & Dwight Company, Inc. 79,340
13,983 Colgate-Palmolive Company 1,137,517
6,601 Costco Wholesale Corporation 2,611,818
54,034 Coty, Inc.
n
504,678
8,614 Darling Ingredients, Inc.
n
581,445
27,599 e.l.f. Beauty, Inc.
n
749,037
8,123 Flowers Foods, Inc. 196,577
596 General Mills, Inc. 36,314
12,407 Hain Celestial Group, Inc.
n
497,769
1,948 Hershey Company 339,303
1,923 Ingredion, Inc. 174,031
2,504 John B. Sanfilippo & Son, Inc. 221,779
8,584 Kimberly-Clark Corporation 1,148,368
41,732 Lamb Weston Holdings, Inc. 3,366,103
655 Medifast, Inc. 185,352
18,319 Monster Beverage Corporation
n
1,673,441
1,403 PepsiCo, Inc. 207,882
3,353 Performance Food Group
Company
n
162,587
85,595 Philip Morris International, Inc. 8,483,320
1,773 Pilgrim's Pride Corporation
n
39,325
32,049 Primo Water Corporation 536,180
10,942 Procter & Gamble Company 1,476,404
1,609 Seneca Foods Corporation
n
82,188
114 Tootsie Roll Industries, Inc. 3,866
23,247 Turning Point Brands, Inc. 1,064,015
838 United Natural Foods, Inc.
n
30,989
4,181 US Foods Holding Corporation
n
160,383
1,652 Utz Brands, Inc.
g
35,997
2,066 Vector Group, Ltd. 29,213
38,314 Wal-Mart Stores, Inc. 5,403,040
Total 33,330,212
Energy (0.5%)
19,376 Antero Midstream Corporation 201,317
66,925 Antero Resources Corporation
n
1,005,883
32,194 Archrock, Inc. 286,849
771 Bonanza Creek Energy, Inc. 36,291
65,345 BP plc ADR 1,726,415

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (20.5%) Value
Energy (0.5%) - continued
255 Callon Petroleum Company
n
$ 14,711
39,713 Centennial Resource
Development, Inc.
g,n
269,254
9,027 ChampionX Corporation
n
231,543
5,049 Chevron Corporation 528,832
1,594 Clean Energy Fuels Corporation
n
16,179
8,810 CNX Resources Corporation
n
120,345
32,833 ConocoPhillips 1,999,530
1,242 CONSOL Energy, Inc.
n
22,940
13,594 Continental Resources, Inc. 516,980
7,176 Core Laboratories NV 279,505
120,666 Devon Energy Corporation 3,522,241
11,009 Diamondback Energy, Inc. 1,033,635
8,861 Dorian LPG, Ltd.
n
125,117
26,806 EnLink Midstream, LLC 171,290
71,727 Enterprise Products Partners, LP 1,730,772
13,618 EOG Resources, Inc. 1,136,286
43,581 Equitrans Midstream Corporation 370,874
9,940 Exterran Corporation
n
47,314
19,616 Exxon Mobil Corporation 1,237,377
54,989 Halliburton Company 1,271,346
6,948 Helix Energy Solutions Group, Inc.
n
39,673
26,879 Helmerich & Payne, Inc. 877,062
11,333 HollyFrontier Corporation 372,856
86,686 Kinder Morgan, Inc. 1,580,286
11,356 Kosmos Energy, Ltd.
n
39,292
4,736 Magnolia Oil & Gas Corporation
n
74,024
67,602 Marathon Oil Corporation 920,739
23,965 Marathon Petroleum Corporation 1,447,965
10,468 Matador Resources Company 376,953
104,062 McDermott International, Inc.
n
50,990
206 Nabors Industries, Ltd., Warrants
(Expires 06/11/2026)
n
2,060
24,334 Nine Energy Service, Inc.
n
71,542
1,889 Northern Oil and Gas, Inc. 39,235
20,779 Occidental Petroleum Corporation 649,759
264 Oceaneering International, Inc.
n
4,110
7,415 Patterson-UTI Energy, Inc. 73,705
6,684 PBF Energy, Inc.
n
102,265
15,364 Pioneer Natural Resources
Company 2,496,957
6,330 Plains GP Holdings, LP 75,580
17,906 ProPetro Holding Corporation
n
164,019
1,756 Renewable Energy Group, Inc.
n
109,469
10,920 RPC, Inc.
n
54,054
23,577 SM Energy Company 580,702
58,663 Southwestern Energy Company
n
332,619
6,805 Talos Energy, Inc.
n
106,430
4,569 Targa Resources Corporation 203,092
111 Texas Pacific Land Corporation 177,571
63,493 Transocean, Ltd.
g,n
286,988
3,796 Valero Energy Corporation 296,392
2,855 World Fuel Services Corporation 90,589
Total 29,599,804
Financials (2.9%)
194 1st Source Corporation 9,013
33,513 Air Lease Corporation 1,398,833
1,887 Alleghany Corporation
n
1,258,761
293 Allegiance Bancshares, Inc. 11,263
12,757 Ally Financial, Inc. 635,809
15,753 American Equity Investment Life
Holding Company 509,137
26,690 American Express Company 4,409,989
9,743 American Financial Group, Inc. 1,215,147
Shares Common Stock (20.5%) Value
Financials (2.9%) - continued
1,587 Ameriprise Financial, Inc. $ 394,973
5,617 Ameris Bancorp 284,389
65,253 Annaly Capital Management, Inc. 579,447
16,101 Apollo Commercial Real Estate
Finance, Inc. 256,811
49,415 Arch Capital Group, Ltd.
n
1,924,220
2,157 Argo Group International Holdings,
Ltd. 111,797
10,351 Arthur J. Gallagher and Company 1,449,968
4,361 Artisan Partners Asset
Management, Inc. 221,626
36,445 Associated Banc-Corp 746,394
24,295 Assured Guaranty, Ltd. 1,153,527
159,591 Bank of America Corporation 6,579,937
2,255 Bank of Marin Bancorp 71,934
8,669 Bank of N.T. Butterfield & Son, Ltd. 307,316
7,962 BankFinancial Corporation 91,085
14,856 Banner Corporation 805,344
8,630 Berkshire Hathaway, Inc.
n
2,398,450
11,077 Berkshire Hills Bancorp, Inc. 303,621
2,863 BlackRock, Inc. 2,505,039
3,501 Blackstone Mortgage Trust, Inc. 111,647
111 BM Technologies, Inc.
e,n
1,381
652 BOK Financial Corporation 56,463
19,316 Bridgewater Bancshares, Inc.
n
311,953
10,229 Brighthouse Financial, Inc.
n
465,829
9,642 BrightSphere Investment Group 225,912
2,386 BrightSpire Capital, Inc. 22,428
8,170 Brookline Bancorp, Inc. 122,141
3,032 Brown and Brown, Inc. 161,120
7,661 Byline Bancorp, Inc. 173,368
23,389 Capital One Financial Corporation 3,618,044
13,555 Central Pacific Financial
Corporation 353,243
120,672 Charles Schwab Corporation 8,786,128
25,539 Chimera Investment Corporation 384,617
14,844 Chubb, Ltd. 2,359,305
12,080 Cincinnati Financial Corporation 1,408,770
64,390 Citigroup, Inc. 4,555,592
8,371 Citizens Financial Group, Inc. 383,978
7,135 CME Group, Inc. 1,517,472
8,642 CNO Financial Group, Inc. 204,124
13,360 Columbia Banking System, Inc. 515,162
26,453 Comerica, Inc. 1,887,157
420 Commerce Bancshares, Inc. 31,315
16,554 Community Trust Bancorp, Inc. 668,450
72 Cullen/Frost Bankers, Inc. 8,064
10,514 Customers Bancorp, Inc.
n
409,941
284 Diamond Hill Investment Group,
Inc. 47,516
18,985 Discover Financial Services 2,245,736
5,691 East West Bancorp, Inc. 407,988
8,061 Ellington Residential Mortgage
REIT 94,878
540 Employers Holdings, Inc. 23,112
11,700 Enova International, Inc.
n
400,257
166 Enstar Group, Ltd.
n
39,661
10,929 Enterprise Financial Services
Corporation 506,996
87,186 Equitable Holdings, Inc. 2,654,814
9,842 Essent Group, Ltd. 442,398
3,951 Evercore, Inc. 556,182
31,945 F.N.B. Corporation 393,882
3,632 FactSet Research Systems, Inc. 1,218,935

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (20.5%) Value
Financials (2.9%) - continued
796 Federal Agricultural Mortgage
Corporation $ 78,724
11,315 Financial Institutions, Inc. 339,450
198 First American Financial
Corporation 12,345
30,804 First Bancorp/Puerto Rico 367,184
23,906 First Busey Corporation 589,522
9,785 First Financial Bancorp 231,220
6,612 First Financial Corporation 269,902
7,721 First Horizon Corporation 133,419
1,016 First Mid-Illinois Bancshares, Inc. 41,158
1,173 First of Long Island Corporation 24,903
18,628 First Republic Bank 3,486,603
1,721 Flushing Financial Corporation 36,881
54,354 Fulton Financial Corporation 857,706
4,932 Glacier Bancorp, Inc. 271,655
14,727 Granite Point Mortgage Trust, Inc. 217,223
16,487 Great Southern Bancorp, Inc. 888,649
2,163 Great Western Bancorp, Inc. 70,925
3,859 Hamilton Lane, Inc. 351,632
41,499 Hancock Whitney Corporation 1,844,216
9,018 Hanmi Financial Corporation 171,883
9,815 Hanover Insurance Group, Inc. 1,331,307
23,188 Heartland Financial USA, Inc. 1,089,604
11,508 Heritage Commerce Corporation 128,084
4,437 HomeStreet, Inc. 180,763
12,117 Hometrust Bancshares, Inc. 338,064
93,819 Hope Bancorp, Inc. 1,330,353
13,264 Horizon Bancorp, Inc. 231,191
3,005 Houlihan Lokey, Inc. 245,779
186,674 Huntington Bancshares, Inc. 2,663,838
18,815 Independent Bank Corporation 408,474
31,551 Invesco, Ltd. 843,358
49,298 J.P. Morgan Chase & Company 7,667,811
5,820 Jefferies Financial Group, Inc. 199,044
13,025 KeyCorp 268,966
11,147 Kinsale Capital Group, Inc. 1,836,691
4,791 Ladder Capital Corporation 55,288
3,291 Lakeland Bancorp, Inc. 57,527
18,278 Lincoln National Corporation 1,148,590
4,189 Loews Corporation 228,929
2,959 LPL Financial Holdings, Inc. 399,406
315 MarketAxess Holdings, Inc. 146,031
12,522 Marsh & McLennan Companies,
Inc. 1,761,595
4,093 Mercantile Bank Corporation 123,609
51,700 MFA Financial, Inc. 237,303
5,506 Midland States Bancorp, Inc. 144,643
22,284 MidWestOne Financial Group, Inc. 641,111
2,500 Moody's Corporation 905,925
50,100 Morgan Stanley 4,593,669
10,318 Mr. Cooper Group, Inc.
n
341,113
4,331 MSCI, Inc. 2,308,769
207 National Western Life Group, Inc. 46,449
32,551 Navient Corporation 629,211
743 NBT Bancorp, Inc. 26,726
68,047 New York Community Bancorp,
Inc. 749,878
19,357 New York Mortgage Trust, Inc. 86,526
1,918 Newmark Group, Inc. 23,035
8,893 NMI Holdings, Inc.
n
199,915
6,377 Northern Trust Corporation 737,309
7,419 OFG Bancorp 164,108
17,928 Old National Bancorp 315,712
7,069 Old Second Bancorp, Inc. 87,656
Shares Common Stock (20.5%) Value
Financials (2.9%) - continued
1,229 OneMain Holdings, Inc. $ 73,629
18,293 PacWest Bancorp 752,940
561 Peapack-Gladstone Financial
Corporation 17,430
2,591 Peoples Bancorp, Inc. 76,745
33,595 Popular, Inc. 2,521,305
300 Preferred Bank 18,981
17,252 Premier Financial Corporation 490,129
3,241 Primerica, Inc. 496,327
1,322 Prosperity Bancshares, Inc. 94,920
12,163 QCR Holdings, Inc. 584,919
62,323 Radian Group, Inc. 1,386,687
24,046 Raymond James Financial, Inc. 3,123,575
12,755 Redwood Trust, Inc. 153,953
7,613 Regions Financial Corporation 153,630
12,545 Reinsurance Group of America,
Inc. 1,430,130
4,602 RenaissanceRe Holdings, Ltd. 684,870
474 RLI Corporation 49,576
19,324 S&P Global, Inc. 7,931,536
1,824 Safety Insurance Group, Inc. 142,783
17,828 Seacoast Banking Corporation of
Florida 608,826
15,575 SEI Investments Company 965,183
3,565 Selective Insurance Group, Inc. 289,300
6,841 Signature Bank 1,680,492
493 Southside Bancshares, Inc. 18,847
13,456 Starwood Property Trust, Inc. 352,144
7,115 State Street Corporation 585,422
1,403 Stifel Financial Corporation 90,999
6,439 Synchrony Financial 312,420
12,696 Synovus Financial Corporation 557,100
3,902 T. Rowe Price Group, Inc. 772,479
2,952 Territorial Bancorp, Inc. 76,663
13,568 Texas Capital Bancshares, Inc.
n
861,432
3,137 TMX Group, Ltd. 331,364
9,144 Torchmark Corporation 870,966
3,319 Towne Bank 100,964
15,186 TPG RE Finance Trust, Inc. 204,252
5,610 TriCo Bancshares 238,874
6,479 Triumph Bancorp, Inc.
n
481,066
40,075 Truist Financial Corporation 2,224,162
3,695 TrustCo Bank Corporation NY 127,034
5,504 Trustmark Corporation 169,523
13,310 Two Harbors Investment
Corporation 100,624
107,496 Umpqua Holdings Corporation 1,983,301
963 United Bankshares, Inc. 35,149
2,025 Univest Financial Corporation 53,399
51,346 Unum Group 1,458,226
13,506 Valley National Bancorp 181,386
5,479 Voya Financial, Inc. 336,958
339 Walker & Dunlop, Inc. 35,385
3,457 Washington Trust Bancorp, Inc. 177,517
119,328 Wells Fargo & Company 5,404,365
5,087 WesBanco, Inc. 181,250
338 Westamerica Bancorporation 19,614
39,285 Western Alliance Bancorp 3,647,612
17,317 Western Asset Mortgage Capital
Corporation 56,280
388 Westwood Holdings Group, Inc. 8,443
14,562 Wintrust Financial Corporation 1,101,324
47,803 Zions Bancorporations NA 2,526,867

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (20.5%) Value
Financials (2.9%) - continued
5,292 Zurich Insurance Group AG $ 2,125,613
Total 164,155,239
Health Care (2.8%)
4,835 Abbott Laboratories 560,522
15,495 AbbVie, Inc. 1,745,357
39,073 ACADIA Pharmaceuticals, Inc.
n
952,990
812 Acceleron Pharma, Inc.
n
101,898
30,343 Adaptive Biotechnologies
Corporation
n
1,239,815
583 Align Technology, Inc.
n
356,213
429 Allakos, Inc.
n
36,624
3,037 Allogene Therapeutics, Inc.
n
79,205
9,208 Amedisys, Inc.
n
2,255,315
6,427 American Well Corporation
n
80,852
22,151 Amgen, Inc. 5,399,306
5,640 AMN Healthcare Services, Inc.
n
546,967
8,702 Anthem, Inc. 3,322,424
198 Arcutis Biotherapeutics, Inc.
n
5,403
35,839 Ardelyx, Inc.
n
271,660
1,775 Arena Pharmaceuticals, Inc.
n
121,055
5,473 Argenx SE ADR
n
1,647,756
9,792 Ascendis Pharma AS ADR
n
1,288,138
151 Atrion Corporation 93,760
20,060 Avantor, Inc.
n
712,331
9,559 Axonics Modulation Technologies,
Inc.
n
606,136
15,558 Baxter International, Inc. 1,252,419
2,830 Becton, Dickinson and Company 688,228
8,481 BioCryst Pharmaceuticals, Inc.
n
134,085
6,515 Biogen, Inc.
n
2,255,949
18,680 Biohaven Pharmaceutical Holding
Company, Ltd.
n
1,813,454
362 Bio-Rad Laboratories, Inc.
n
233,233
6,342 Bio-Techne Corporation 2,855,549
1,325 Bristol-Myers Squibb Company 88,536
1,256 Bruker Corporation 95,431
42,559 Centene Corporation
n
3,103,828
41,789 Cerner Corporation 3,266,228
4,163 Charles River Laboratories
International, Inc.
n
1,539,977
1,139 Chemed Corporation 540,455
12,525 Cigna Holding Company 2,969,302
3,217 Cooper Companies, Inc. 1,274,801
4,750 CryoLife, Inc.
n
134,900
22,253 CVS Health Corporation 1,856,790
1,398 CytomX Therapeutics, Inc.
n
8,849
1,109 Danaher Corporation 297,611
14,865 Dexcom, Inc.
n
6,347,355
2,516 Editas Medicine, Inc.
g,n
142,506
36,041 Edwards Lifesciences Corporation
n
3,732,766
11,939 Endo International plc
n
55,875
99 Fate Therapeutics, Inc.
n
8,592
1,170 Generation Bio Company
n
31,473
24,108 Gilead Sciences, Inc. 1,660,077
32,328 GlaxoSmithKline plc ADR
g
1,287,301
1,314 Global Blood Therapeutics, Inc.
n
46,016
38,469 GoodRx Holdings, Inc.
g,n
1,385,269
17,772 Guardant Health, Inc.
n
2,207,105
492 Haemonetics Corporation
n
32,787
7,578 Halozyme Therapeutics, Inc.
n
344,117
12,098 HCA Healthcare, Inc. 2,501,141
3,205 HealthEquity, Inc.
n
257,938
9,589 Hill-Rom Holdings, Inc. 1,089,215
5,579 Humana, Inc. 2,469,935
Shares Common Stock (20.5%) Value
Health Care (2.8%) - continued
543 ICU Medical, Inc.
n
$ 111,749
3,913 Illumina, Inc.
n
1,851,671
16,164 Immunocore Holdings plc ADR
n
631,204
4,268 ImmunoGen, Inc.
n
28,126
4,759 InMode, Ltd.
n
450,582
3,232 Inspire Medical Systems, Inc.
n
624,616
7,916 Insulet Corporation
n
2,173,021
1,828 Integra LifeSciences Holdings
Corporation
n
124,743
5,694 Intuitive Surgical, Inc.
n
5,236,430
10,217 Ionis Pharmaceuticals, Inc.
n
407,556
8,134 IQVIA Holding, Inc.
n
1,971,031
44,751 Johnson & Johnson 7,372,280
1,518 Kura Oncology, Inc.
n
31,650
1,633 Laboratory Corporation of America
Holdings
n
450,463
962 Lannett Company, Inc.
n
4,493
22,822 Lantheus Holdings, Inc.
n
630,800
17,428 LHC Group, Inc.
n
3,490,131
3,134 Lineage Cell Therapeutics, Inc.
n
8,932
1,968 Masimo Corporation
n
477,142
54,418 Medtronic plc 6,754,906
56,898 Merck & Company, Inc. 4,424,957
567 Mettler-Toledo International, Inc.
n
785,488
2,001 Moderna, Inc.
n
470,195
4,749 Molina Healthcare, Inc.
n
1,201,782
6,998 Natera, Inc.
n
794,483
6,439 National Healthcare Corporation 450,086
1,198 Nektar Therapeutics
n
20,558
3,844 Neogen Corporation
n
176,978
14,025 Nevro Corporation
n
2,325,205
34,970 Novo Nordisk AS ADR 2,929,437
10,542 NuVasive, Inc.
n
714,537
2,253 Omnicell, Inc.
n
341,217
926 Orthofix Medical, Inc.
n
37,142
7,466 Phreesia, Inc.
n
457,666
11,087 Premier, Inc. 385,717
5,286 Progyny, Inc.
n
311,874
8,397 Pulmonx Corporation
g,n
370,476
2,884 Reata Pharmaceuticals, Inc.
n
408,173
700 Regeneron Pharmaceuticals, Inc.
n
390,978
2,481 Repligen Corporation
n
495,257
1,579 Rubius Therapeutics, Inc.
n
38,543
5,902 Sarepta Therapeutics, Inc.
n
458,821
10,655 Silk Road Medical, Inc.
n
509,948
23,475 Stryker Corporation 6,097,162
349 Surmodics, Inc.
n
18,933
11,241 Syneos Health, Inc.
n
1,005,957
7,675 Tactile Systems Technology, Inc.
n
399,100
16,612 Teladoc Health, Inc.
n
2,762,409
8,001 Teleflex, Inc. 3,214,722
2,701 Tenet Healthcare Corporation
n
180,940
15,250 Thermo Fisher Scientific, Inc. 7,693,167
1,132 U.S. Physical Therapy, Inc. 131,165
7,291 UnitedHealth Group, Inc. 2,919,608
16,382 Veeva Systems, Inc.
n
5,093,983
2,127 Viatris, Inc. 30,395
36,523 Viemed Healthcare, Inc.
n
261,139
7,066 Vor BioPharma, Inc.
n
131,781
4,399 VYNE Therapeutics, Inc.
n
15,440
685 Waters Corporation
n
236,743
10,051 Zimmer Biomet Holdings, Inc. 1,616,402
40,300 Zoetis, Inc. 7,510,308

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (20.5%) Value
Health Care (2.8%) - continued
16,015 Zymeworks, Inc.
n
$ 555,560
Total 160,638,778
Industrials (2.6%)
4,733 Advanced Drainage Systems, Inc. 551,726
7,787 AECOM
n
493,073
966 Allegion plc 134,564
22,252 Altra Industrial Motion Corporation 1,446,825
19,519 AMETEK, Inc. 2,605,786
1,819 Armstrong World Industries, Inc. 195,106
23,535 ASGN, Inc.
n
2,281,248
15,439 AZZ, Inc. 799,431
17,235 Badger Infrastructure Solution 523,056
11,240 Bloom Energy Corporation
g,n
302,019
3,668 Boeing Company
n
878,706
21,713 Carlisle Companies, Inc. 4,155,434
21,634 CBIZ, Inc.
n
708,946
12,923 Chart Industries, Inc.
n
1,890,893
155 Copart, Inc.
n
20,434
1,422 CRA International, Inc. 121,723
20,247 Crane Company 1,870,215
10,140 CSW Industrials, Inc. 1,201,184
52,980 CSX Corporation 1,699,598
109 Cummins, Inc. 26,575
22,193 Curtiss-Wright Corporation 2,635,641
60,597 Delta Air Lines, Inc.
n
2,621,426
6,420 Desktop Metal, Inc.
n
73,830
1,932 Douglas Dynamics, Inc. 78,613
4,666 Dover Corporation 702,700
10,442 Dun and Bradstreet Holdings, Inc.
n
223,146
912 Dycom Industries, Inc.
n
67,971
9,549 Eaton Corporation plc 1,414,971
8,984 EMCOR Group, Inc. 1,106,739
14,708 Emerson Electric Company 1,415,498
1,613 Encore Wire Corporation 122,249
1,984 Expeditors International of
Washington, Inc. 251,174
1,926 Exponent, Inc. 171,818
18,267 Fastenal Company 949,884
19,538 First Advantage Corporation
n
389,002
14,106 Forrester Research, Inc.
n
646,055
9,130 Forward Air Corporation 819,417
4,515 GATX Corporation 399,442
6,839 Generac Holdings, Inc.
n
2,839,211
21,273 General Dynamics Corporation 4,004,855
5,871 Gorman-Rupp Company 202,197
2,457 Greenbrier Companies, Inc. 107,076
6,170 Helios Technologies, Inc. 481,568
27,010 Honeywell International, Inc. 5,924,643
86,073 Howmet Aerospace, Inc.
n
2,966,936
10,192 Hubbell, Inc. 1,904,273
1,472 ICF International, Inc. 129,330
15,525 IDEX Corporation 3,416,276
10,928 Illinois Tool Works, Inc. 2,443,064
721 International Seaways, Inc. 13,829
2,373 ITT Corporation 217,343
355 JB Hunt Transport Services, Inc. 57,847
7,480 JetBlue Airways Corporation
n
125,514
525 John Bean Technologies
Corporation 74,875
62,242 Johnson Controls International plc 4,271,668
4,885 Kansas City Southern 1,384,262
15,513 L3Harris Technologies, Inc. 3,353,135
10,257 Landstar System, Inc. 1,620,811
1,462 Lennox International, Inc. 512,870
Shares Common Stock (20.5%) Value
Industrials (2.6%) - continued
22,679 Lincoln Electric Holdings, Inc. $ 2,987,051
3,385 Linde Public Limited Company 978,604
11,779 Lockheed Martin Corporation 4,456,585
11,099 Manpower, Inc. 1,319,782
1,202 Masonite International
Corporation
n
134,372
20,557 Mercury Systems, Inc.
n
1,362,518
39,649 Meritor, Inc.
n
928,580
1,178 Mesa Air Group, Inc.
n
10,991
18,215 Middleby Corporation
n
3,155,931
11,679 MSC Industrial Direct Company,
Inc. 1,047,957
10,425 NAPCO Security Technologies,
Inc.
n
379,157
1,376 Nordson Corporation 302,046
16,651 Norfolk Southern Corporation 4,419,342
4,869 Northrop Grumman Corporation 1,769,541
7,144 Nutrien, Ltd. 432,998
7,328 nVent Electric plc 228,927
5,890 Old Dominion Freight Line, Inc. 1,494,882
13,388 Otis Worldwide Corporation 1,094,737
11,320 Parker-Hannifin Corporation 3,476,485
34,148 Pitney Bowes, Inc. 299,478
2,368 Primoris Services Corporation 69,690
5,138 Quad/Graphics, Inc.
n
21,323
4,136 Quanta Services, Inc. 374,598
22,277 Ranpak Holdings Corporation
n
557,593
5,872 Raven Industries, Inc. 339,695
24,620 Raytheon Technologies
Corporation 2,100,332
2,014 RBC Bearings, Inc.
n
401,632
33,363 Regal-Beloit Corporation 4,454,294
1,140 Robert Half International, Inc. 101,426
10,964 Rush Enterprises, Inc. 474,083
2,930 Ryder System, Inc. 217,787
1,804 Saia, Inc.
n
377,920
3,609 Simpson Manufacturing Company,
Inc. 398,578
6,395 SkyWest, Inc.
n
275,433
1,779 Snap-On, Inc. 397,482
8,689 Southwest Airlines Company
n
461,299
16,927 Standex International Corporation 1,606,542
22,849 Summit Materials, Inc.
n
796,288
13,224 Sun Country Airlines Holdings,
Inc.
n
489,420
3,645 Technip Energies NV ADR
n
49,718
1,360 Teledyne Technologies, Inc.
n
569,609
1,650 Tetra Tech, Inc. 201,366
2,010 Thermon Group Holdings, Inc.
n
34,250
11,028 Timken Company 888,747
2,882 Toro Company 316,674
3,806 Trane Technologies plc 700,837
26,602 TransUnion 2,921,166
12,689 Trex Company, Inc.
n
1,296,943
17,678 TriMas Corporation
n
536,174
12,498 Tutor Perini Corporation 173,097
113,064 Uber Technologies, Inc.
n
5,666,768
1,434 UniFirst Corporation 336,474
8,130 Union Pacific Corporation 1,788,031
15,158 United Parcel Service, Inc. 3,152,409
18,034 United Rentals, Inc.
n
5,753,026
4,962 US Ecology, Inc.
n
186,174
5,716 Valmont Industries, Inc. 1,349,262
4,295 Verisk Analytics, Inc. 750,422
2,198 Vicor Corporation
n
232,417

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (20.5%) Value
Industrials (2.6%) - continued
2,789 Waste Connections, Inc. $ 333,090
2,131 Waste Management, Inc. 298,574
3,798 Watsco, Inc. 1,088,659
525 Watts Water Technologies, Inc. 76,603
5,972 Werner Enterprises, Inc. 265,873
5,924 WESCO International, Inc.
n
609,106
6,450 Willdan Group, Inc.
n
242,778
2,625 Woodward, Inc. 322,560
676 XPO Logistics, Inc.
n
94,566
2,805 Xylem, Inc. 336,488
Total 146,814,941
Information Technology (5.0%)
7,933 Accenture plc 2,338,569
19,746 Adobe, Inc.
n
11,564,047
154 ADTRAN, Inc. 3,180
2,807 Advanced Energy Industries, Inc. 316,377
8,616 Agilysys, Inc.
n
489,992
4,779 Alliance Data Systems Corporation 497,924
1,794 Ambarella, Inc.
n
191,294
49,629 Amphenol Corporation 3,395,120
1,644 Analog Devices, Inc. 283,031
45,316 Anaplan, Inc.
n
2,415,343
1,376 ANSYS, Inc.
n
477,555
260,445 Apple, Inc. 35,670,547
3,656 AppLovin Corporation
g,n
274,822
2,831 Aspen Technology, Inc.
n
389,376
2,190 Automatic Data Processing, Inc. 434,978
4,818 Avalara, Inc.
n
779,552
5,713 Axcelis Technologies, Inc.
n
230,919
20,830 Bandwidth, Inc.
n
2,872,874
4,695 Belden, Inc. 237,426
6,682 Benchmark Electronics, Inc. 190,170
12,033 BigCommerce Holdings, Inc.
g,n
781,182
16,543 Bill.com Holdings, Inc.
n
3,030,347
1,085 Blackline, Inc.
n
120,728
1,258 Broadridge Financial Solutions,
Inc. 203,205
17,182 Calix, Inc.
n
816,145
8,018 CDK Global, Inc. 398,414
3,601 CDW Corporation 628,915
11,581 Ciena Corporation
n
658,843
125,086 Cisco Systems, Inc. 6,629,558
4,001 Cognex Corporation 336,284
5,703 Computer Services, Inc. 320,794
536 Concentrix Corporation
n
86,189
5,236 Coupa Software, Inc.
n
1,372,408
2,938 CTS Corporation 109,176
5,387 Descartes Systems Group, Inc.
n
372,565
6,261 Diebold Nixdorf, Inc.
n
80,391
4,218 Digital Turbine, Inc.
n
320,695
8,894 DocuSign, Inc.
n
2,486,496
22,693 Dolby Laboratories, Inc. 2,230,495
18,866 Dropbox, Inc.
n
571,828
1,116 DSP Group, Inc.
n
16,517
19,612 Elastic NV
n
2,858,645
5,035 Endava plc ADR
n
570,868
4,413 Enphase Energy, Inc.
n
810,359
3,345 EPAM Systems, Inc.
n
1,709,161
4,480 ePlus, Inc.
n
388,371
1,491 ExlService Holdings, Inc.
n
158,434
5,803 eXp World Holdings, Inc.
n
224,982
3,695 F5 Networks, Inc.
n
689,709
1,074 Fair Isaac Corporation
n
539,878
14,524 Five9, Inc.
n
2,663,556
Shares Common Stock (20.5%) Value
Information Technology (5.0%) - continued
6,365 FleetCor Technologies, Inc.
n
$ 1,629,822
2,539 Gilat Satellite Networks, Ltd. 25,847
304 Health Catalyst, Inc.
g,n
16,875
31,866 Hewlett Packard Enterprise
Company 464,606
12,140 HP, Inc. 366,507
2,904 HubSpot, Inc.
n
1,692,219
5,940 Intel Corporation 333,472
4,522 Intuit, Inc. 2,216,549
12,612 Jack Henry & Associates, Inc. 2,062,188
4,494 KLA-Tencor Corporation 1,457,000
3,254 Lam Research Corporation 2,117,378
8,765 Lattice Semiconductor
Corporation
n
492,418
1,329 Littelfuse, Inc. 338,616
9,114 LivePerson, Inc.
n
576,369
8,974 LiveRamp Holding, Inc.
n
420,432
6,534 Lumentum Holdings, Inc.
n
535,984
2,549 Manhattan Associates, Inc.
n
369,197
32,237 Mastercard, Inc. 11,769,406
2,356 MAXIMUS, Inc. 207,257
574 MaxLinear, Inc.
n
24,389
77,894 Medallia, Inc.
n
2,628,922
7,681 Micron Technology, Inc.
n
652,731
170,700 Microsoft Corporation 46,242,630
14,543 MKS Instruments, Inc. 2,587,927
10,927 Monolithic Power Systems, Inc. 4,080,688
4,968 Motorola Solutions, Inc. 1,077,311
9,081 National Instruments Corporation 383,945
8,635 NetApp, Inc. 706,516
1,830 Nice, Ltd. ADR
n
452,852
2,243 Nova Measuring Instruments, Ltd.
n
230,782
4,088 Nuance Communications, Inc.
n
222,551
15,864 NVIDIA Corporation 12,692,786
8,489 Okta, Inc.
n
2,077,089
41,275 Oracle Corporation 3,212,846
4,738 Palo Alto Networks, Inc.
n
1,758,035
5,034 Paychex, Inc. 540,148
5,149 Paycom Software, Inc.
n
1,871,507
1,831 Paylocity Holding Corporation
n
349,355
58,040 PayPal Holdings, Inc.
n
16,917,499
2,181 Plantronics, Inc.
n
91,013
975 Progress Software Corporation 45,094
4,098 Q2 Holdings, Inc.
n
420,373
3,430 QAD, Inc. 298,479
6,363 Qorvo, Inc.
n
1,244,921
58,600 QUALCOMM, Inc. 8,375,698
2,089 Rogers Corporation
n
419,471
2,659 SailPoint Technologies Holdings,
Inc.
n
135,795
34,257 Salesforce.com, Inc.
n
8,367,957
2,159 Samsung Electronics Company,
Ltd. GDR 3,850,941
4,973 ScanSource, Inc.
n
139,890
11,317 Seagate Technology Holdings 995,104
8,534 Semtech Corporation
n
587,139
11,632 ServiceNow, Inc.
n
6,392,366
18,789 Sierra Wireless, Inc.
n
356,803
2,398 Silicon Laboratories, Inc.
n
367,493
2,131 SiTime Corporation
n
269,763
827 Solaredge Technology, Ltd.
n
228,558
19,905 Sonos, Inc.
n
701,253
6,492 Sprout Social, Inc.
n
580,515
39,327 Square, Inc.
n
9,587,923
37,681 STMicroelectronics NV ADR
g
1,370,835

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (20.5%) Value
Information Technology (5.0%) - continued
1,290 SunPower Corporation
g,n
$ 37,694
3,824 SYNNEX Corporation 465,610
3,339 TE Connectivity, Ltd. 451,466
89,061 Telefonaktiebolaget LM Ericsson
ADR 1,120,387
33,155 Texas Instruments, Inc. 6,375,706
23,540 Trade Desk, Inc.
n
1,821,054
56,430 TTM Technologies, Inc.
n
806,949
898 Tyler Technologies, Inc.
n
406,228
2,767 Unisys Corporation
n
70,033
5,191 VeriSign, Inc.
n
1,181,939
891 Vertex, Inc.
n
19,549
1,554 ViaSat, Inc.
g,n
77,451
7,791 Visa, Inc. 1,821,692
5,464 VMware, Inc.
g,n
874,076
6,995 Western Digital Corporation
n
497,834
10,111 Workiva, Inc.
n
1,125,658
20,833 Xerox Holdings Corporation 489,367
4,560 Zscaler, Inc.
n
985,234
Total 284,496,196
Materials (0.6%)
71 AdvanSix, Inc.
n
2,120
9,152 Allegheny Technologies, Inc.
n
190,819
16,893 AptarGroup, Inc. 2,379,210
9,517 Ashland Global Holdings, Inc. 832,737
2,494 Avery Dennison Corporation 524,339
60,043 Axalta Coating Systems, Ltd.
n
1,830,711
293 Balchem Corporation 38,459
5,105 Ball Corporation 413,607
1,021 Cabot Corporation 58,126
15,023 Carpenter Technology Corporation 604,225
2,073 Celanese Corporation 314,267
55,072 CF Industries Holdings, Inc. 2,833,454
13,210 Chemours Company 459,708
12,017 Cleveland-Cliffs, Inc.
g,n
259,087
275 DMC Global, Inc.
n
15,458
28,278 Eastman Chemical Company 3,301,456
12,287 Ecolab, Inc. 2,530,753
24,327 Element Solutions, Inc. 568,765
19,660 Ferroglobe Representation &
Warranty Insurance Trust
e,n
2
2,728 FMC Corporation 295,170
35,586 Graphic Packaging Holding
Company 645,530
3,955 Ingevity Corporation
n
321,779
13,091 Innospec, Inc. 1,186,176
49,993 Ivanhoe Mines, Ltd.
n
360,953
11,717 Kaiser Aluminum Corporation 1,446,932
1,303 Koppers Holdings, Inc.
n
42,152
9,959 LyondellBasell Industries NV 1,024,482
12,033 Martin Marietta Materials, Inc. 4,233,330
2,933 Materion Corporation 221,002
5,788 Minerals Technologies, Inc. 455,342
13,277 Myers Industries, Inc. 278,817
7,727 Neenah, Inc. 387,664
156 NewMarket Corporation 50,229
20,790 Nucor Corporation 1,994,385
11,412 Olin Corporation 527,919
111 Olympic Steel, Inc. 3,262
208 PPG Industries, Inc. 35,312
7,683 Quaker Chemical Corporation 1,822,331
398 Reliance Steel & Aluminum
Company 60,058
1,788 RPM International, Inc. 158,560
Shares Common Stock (20.5%) Value
Materials (0.6%) - continued
7,926 Ryerson Holding Corporation
n
$ 115,720
8,334 Sensient Technologies Corporation 721,391
2,482 Sonoco Products Company 166,046
14,069 Steel Dynamics, Inc. 838,512
10,137 SunCoke Energy, Inc. 72,378
6,564 UFP Technologies, Inc.
n
376,905
3,205 United States Lime & Minerals, Inc. 445,783
4,595 United States Steel Corporation
g
110,280
Total 35,555,703
Real Estate (0.9%)
29,859 Agree Realty Corporation 2,104,761
1,974 Alector, Inc.
n
41,118
2,202 Alexandria Real Estate Equities,
Inc. 400,632
39,189 American Campus Communities,
Inc. 1,830,910
1,533 Apartment Income REIT
Corporation 72,710
4,201 Armada Hoffler Properties, Inc. 55,831
6,400 AvalonBay Communities, Inc. 1,335,616
530 Bluegreen Vacations Holding
Corporations
n
9,540
21,313 Camden Property Trust 2,827,596
15,335 CareTrust REIT, Inc. 356,232
37,544 CBRE Group, Inc.
n
3,218,647
4,652 Cedar Realty Trust, Inc. 78,340
131 Centerspace 10,336
4,164 Colliers International Group, Inc. 466,285
2,211 Community Healthcare Trust, Inc. 104,934
2,361 Corepoint Lodging, Inc.
n
25,263
22,770 CoStar Group, Inc.
n
1,885,811
19,896 CubeSmart 921,583
16,937 Cushman and Wakefield plc
n
295,889
2,157 Digital Realty Trust, Inc. 324,542
4,494 Diversified Healthcare Trust 18,785
7,071 Duke Realty Corporation 334,812
5,047 EastGroup Properties, Inc. 829,979
23,371 EPR Properties
n
1,231,184
89,532 Essential Properties Realty Trust,
Inc. 2,420,945
1,205 Essex Property Trust, Inc. 361,512
5,736 Extra Space Storage, Inc. 939,672
4,729 Farmland Partners, Inc. 56,985
42,044 First Industrial Realty Trust, Inc. 2,195,958
2,658 FirstService Corporation 455,209
37,628 Four Corners Property Trust, Inc. 1,038,909
5,700 Getty Realty Corporation 177,555
2,992 Gladstone Commercial
Corporation 67,500
13,295 Gladstone Land Corporation 319,878
3,940 Healthcare Realty Trust, Inc. 118,988
17,913 Healthcare Trust of America, Inc. 478,277
962 Highwoods Properties, Inc. 43,454
98,326 Host Hotels and Resorts, Inc.
n
1,680,391
16,796 Independence Realty Trust, Inc. 306,191
12,923 Industrial Logistics Properties Trust 337,807
5,258 Innovative Industrial Properties,
Inc. 1,004,383
1,557 Iron Mountain, Inc. 65,892
3,812 Jones Lang LaSalle, Inc.
n
745,094
15,628 Kilroy Realty Corporation 1,088,334
6,699 Life Storage, Inc. 719,138
36,984 Medical Properties Trust, Inc. 743,378
93,057 MGIC Investment Corporation 1,265,575

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (20.5%) Value
Real Estate (0.9%) - continued
20,632 National Retail Properties, Inc. $ 967,228
71,304 National Storage Affiliates Trust 3,605,130
59,749 New Residential Investment
Corporation 632,742
4,308 NexPoint Residential Trust, Inc. 236,854
6,936 Omega Healthcare Investors, Inc. 251,707
3,947 One Liberty Properties, Inc. 112,055
6,745 Preferred Apartment Communities,
Inc. 65,764
7,122 Public Storage, Inc. 2,141,514
4,790 Rayonier, Inc. REIT 172,105
17,027 Realty Income Corporation 1,136,382
1,326 Redfin Corporation
n
84,082
44,930 Rexford Industrial Realty, Inc. 2,558,764
593 RMR Group, Inc. 22,914
15,186 Sabra Health Care REIT, Inc. 276,385
4,602 SBA Communications Corporation 1,466,657
73,930 Service Properties Trust 931,518
10,537 Spirit Realty Capital, Inc. 504,090
13,495 STAG Industrial, Inc. 505,118
11,999 Store Capital Corporation 414,086
32,270 Sunstone Hotel Investors, Inc.
n
400,793
22,748 UDR, Inc. 1,114,197
2,509 UMH Properties, Inc. 54,746
60 Universal Health Realty Income
Trust 3,693
2,694 WP Carey, Inc. 201,026
Total 53,271,911
Utilities (0.2%)
11,640 AES Corporation 303,455
1,184 ALLETE, Inc. 82,856
8,473 Alliant Energy Corporation 472,455
11,957 American Electric Power
Company, Inc. 1,011,443
2,222 American States Water Company 176,782
4,918 Artesian Resources Corporation 180,835
3,614 Atmos Energy Corporation 347,342
4,235 Black Hills Corporation 277,943
17,301 CenterPoint Energy, Inc. 424,221
509 Chesapeake Utilities Corporation 61,248
4,349 Consolidated Water Company,
Ltd. 51,014
2,292 DTE Energy Company 297,043
23,268 Duke Energy Corporation 2,297,017
18,038 Entergy Corporation 1,798,389
5,017 Evergy, Inc. 303,177
33,504 Exelon Corporation 1,484,562
22,364 FirstEnergy Corporation 832,164
1,476 IDACORP, Inc. 143,910
12,847 MDU Resources Group, Inc. 402,625
1,809 National Fuel Gas Company 94,520
364 NiSource, Inc. 8,918
303 Northwest Natural Holding
Company 15,914
2,643 NorthWestern Corporation 159,162
23,296 OGE Energy Corporation 783,910
2,562 Otter Tail Corporation 125,051
781 Pinnacle West Capital Corporation 64,019
6,414 Portland General Electric
Company 295,557
932 PPL Corporation 26,068
1,723 Southwest Gas Holdings, Inc. 114,045
5,981 Spire, Inc. 432,247
14,095 UGI Corporation 652,739
Shares Common Stock (20.5%) Value
Utilities (0.2%) - continued
228 Unitil Corporation $ 12,077
500 Vistra Energy Corporation 9,275
6,138 WEC Energy Group, Inc. 545,975
Total 14,287,958
Total Common Stock
(cost $734,649,362) 1,176,560,197
Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
22,956,022 Thrivent Cash Management Trust 22,956,022
Total Collateral Held for
Securities Loaned
(cost $22,956,022) 22,956,022
Shares or
Principal
Amount Short-Term Investments ( 13.2% ) Value
Federal Home Loan Bank Discount
Notes
17,900,000 0.009%, 7/7/2021
o,p
17,899,911
300,000 0.015%, 7/14/2021
o,p
299,997
1,000,000 0.020%, 7/15/2021
o,p
999,988
8,800,000 0.005%, 7/21/2021
o,p
8,799,853
2,400,000 0.006%, 7/28/2021
o,p
2,399,946
2,700,000 0.005%, 7/30/2021
o,p
2,699,935
2,300,000 0.013%, 8/4/2021
o,p
2,299,913
200,000 0.005%, 8/5/2021
o,p
199,992
1,100,000 0.014%, 8/6/2021
o,p
1,099,956
9,100,000 0.008%, 8/11/2021
o,p
9,099,585
500,000 0.035%, 8/18/2021
o,p
499,973
5,200,000 0.045%, 8/20/2021
o,p
5,199,711
700,000 0.024%, 8/25/2021
o,p
699,957
Thrivent Core Short-Term Reserve
Fund
68,573,339 0.140% 685,733,390
U.S. Treasury Bills
12,200,000 0.005%, 7/15/2021
o,q
12,199,787
1,100,000 0.036%, 8/12/2021
o,q
1,099,926
4,150,000 0.048%, 8/26/2021
o,r
4,149,713
Total Short-Term Investments
(cost $755,203,121) 755,381,533
Contracts Options Purchased ( <0.1% ) Value
Put on U.S. Treasury Long Bond
Futures
100 $149.00, expires 8/27/2021 7,813
Total Options Purchased
(cost $109,772) 7,813
Total Investments (cost
$5,385,385,209) 108.9% $6,240,938,042
Other Assets and Liabilities, Net
(8.9%) (509,985,641)
Total Net Assets 100.0% $5,730,952,401

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the loan is unfunded.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of June 30, 2021.
g All or a portion of the security is on loan.
h Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2021, the value of these investments was $344,656,222 or 6.0% of
total net assets.
i Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2021.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
m All or a portion of the security was earmarked to cover
written options.
n Non-income producing security.
o The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
p All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
q All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
r At June 30, 2021, $720,950 of investments were segregated
to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Portfolio as of June 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 10,174,373
Common Stock 12,846,610
Total lending $23,020,983
Gross amount payable upon return of
collateral for securities loaned $22,956,022
Net amounts due to counterparty
$(64,961)
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
FNMA - Federal National Mortgage Association
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
SOFR30A - Secured Overnight Financing Rate 30
Year Average
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 886,224,661
Gross unrealized depreciation (33,539,752)
Net unrealized appreciation (depreciation) $ 852,684,909
Cost for federal income tax purposes $ 5,393,858,358

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing Moderately Conservative Allocation Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 6,045,834 – 6,045,834 –
Capital Goods 16,551,057 – 16,551,057 –
Communications Services 21,165,351 – 20,353,501 811,850
Consumer Cyclical 20,193,933 – 20,193,933 –
Consumer Non-Cyclical 22,357,104 – 21,653,035 704,069
Energy 1,498,678 – 1,498,678 –
Financials 6,109,697 – 6,109,697 –
Technology 13,485,411 – 13,485,411 –
Transportation 5,988,816 – 5,988,816 –
Utilities 6,430,369 – 6,430,369 –
Long-Term Fixed Income
Asset-Backed Securities^ 129,391,631 – 127,491,631 1,900,000
Basic Materials 19,218,464 – 19,218,464 –
Capital Goods 36,525,817 – 36,525,817 –
Collateralized Mortgage Obligations 83,471,315 – 83,471,315 –
Commercial Mortgage-Backed Securities 17,136,681 – 17,136,681 –
Communications Services 67,081,382 – 67,081,382 –
Consumer Cyclical 65,794,214 – 65,794,214 –
Consumer Non-Cyclical 76,023,710 – 76,023,710 –
Energy 56,906,770 – 56,906,770 –
Financials 131,734,395 – 131,734,395 –
Mortgage-Backed Securities 586,201,731 – 586,201,731 –
Technology 44,576,389 – 44,442,814 133,575
Transportation 13,180,244 – 13,180,244 –
U.S. Government & Agencies 708,688,529 – 708,688,529 –
Utilities 38,028,255 – 38,028,255 –
Registered Investment Companies
Unaffiliated 57,125,610 57,125,610 – –
Affiliated 1,620,777,165 1,620,777,165 – –
Common Stock
Communications Services 97,752,060 97,656,539 95,521 –
Consumer Discretionary 156,657,395 156,657,395 – –
Consumer Staples 33,330,212 33,330,212 – –
Energy 29,599,804 29,599,804 – –
Financials 164,155,239 161,696,881 2,456,977 1,381
Health Care 160,638,778 160,638,778 – –
Industrials 146,814,941 146,291,885 523,056 –
Information Technology 284,496,196 280,645,255 3,850,941 –
Materials 35,555,703 35,194,748 360,953 2
Real Estate 53,271,911 53,271,911 – –
Utilities 14,287,958 14,287,958 – –
Short-Term Investments 69,648,143 – 69,648,143 –
Options Purchased 7,813 7,813 – –
Subtotal Investments in Securities $5,117,904,705 $2,847,181,954 $2,267,171,874 $3,550,877
Other Investments  * Total
Affiliated Short-Term Investments 685,733,390
Affiliated Registered Investment Companies 414,343,925
Collateral Held for Securities Loaned 22,956,022
Subtotal Other Investments $1,123,033,337
Total Investments at Value $6,240,938,042
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 2 security in this section is valued at <$1.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
NASDAQ
-
National Association of Securities Dealers
Automated Quotations
S&P
-
Standard & Poor's
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 16,006,953 16,006,953 – –
Credit Default Swaps 1,018,332 – 1,018,332 –
Total Asset Derivatives $17,025,285 $16,006,953 $1,018,332 $–
Liability Derivatives
Futures Contracts 11,473,733 11,473,733 – –
Call Options Written 296,913 – – 296,913
Total Liability Derivatives $11,770,646 $11,473,733 $– $296,913
The following table presents Moderately Conservative Allocation Portfolio's futures contracts held as of June 30, 2021. Investments and/or cash totaling $52,284,717 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 389 September 2021 $ 51,194,065 $ 348,435
CBOT 2-Yr. U.S. Treasury Note 554 September 2021 122,232,278 (174,826)
CBOT 5-Yr. U.S. Treasury Note 1,486 September 2021 183,696,645 (280,126)
CBOT U.S. Long Bond 780 September 2021 121,773,959 3,611,041
CME E-mini Russell 2000 Index 7 September 2021 807,187 543
CME E-mini S&P 500 Index 1,165 September 2021 246,339,786 3,471,164
CME E-mini S&P Mid-Cap 400 Index 3 September 2021 817,689 (9,969)
CME Euro Foreign Exchange Currency 894 September 2021 136,541,566 (3,950,191)
CME Ultra Long Term U.S. Treasury Bond 375 September 2021 70,220,574 2,037,239
Eurex Euro STOXX 50 Index 2,800 September 2021 136,661,221 (1,782,464)
ICE US mini MSCI Emerging Markets Index 138 September 2021 9,446,108 (28,988)
Ultra 10-Yr. U.S. Treasury Note 285 September 2021 41,141,112 811,780
Total Futures Long Contracts $ 1,120,872,190 $ 4,053,638
CBOT 10-Yr. U.S. Treasury Note (432) September 2021 ( $ 56,904,483) ( $ 335,517)
CME E-mini NASDAQ 100 Index (411) September 2021 (114,681,128) (4,911,652)
CME E-mini Russell 2000 Index (1,934) September 2021 (223,834,673) 670,413
CME E-mini S&P Mid-Cap 400 Index (507) September 2021 (138,355,591) 1,850,911
ICE mini MSCI EAFE Index (1,191) September 2021 (140,414,582) 3,205,427
Total Futures Short Contracts ( $ 674,190,457) $479,582
Total Futures Contracts $ 446,681,733 $4,533,220

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Counterparty:
CCM
-
CCM Futures, LLC
JPM
-
J.P. Morgan
MSC
-
Morgan Stanley & Company
The following table presents Moderately Conservative Allocation Portfolio's options contracts held as of June 30, 2021.
Option _ Description
(Underlying Security
Description)
Counter-
party
Number of
Contracts
Exercise
Price
Expiration
Date
Notional Principal
Amount Value
Unrealized
Appreciation/
(Depreciation)
Put on U.S. Treasury Long Bond
Futures CCM 100.00 $ 149.00 August 2021 16,075,000 $ 7,813 ( $ 101,959)
Total Options Purchased Contracts $7,813 ($101,959)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
JPM (25.00) $ 100.71 July 2021 (25,242,188) ( $ 121,094) $ 67,383
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
FNMA Conventional 30-Yr. Pass
Through Call Option
(*)
MSC (25.00) 100.60 August 2021 (25,242,188) (175,819) (13,710)
(Federal National Mortgage Association
Conventional 30-Yr. Pass Through)
Total Options Written Contracts ($296,913) $53,673
(*)  Security is valued using significant unobservable inputs. Market quotations or prices were not readily available or were determined to be unreliable. Value was determined in good faith pursuant to procedures adopted by the Board. Further information on valuation can be found in the
Notes to Financial Statements.
The following table presents Moderately Conservative Allocation Portfolio's swaps contracts held as of June 30, 2021. Investments totaling
$13,299,713 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 36, 5 Year, at 5.00%, Quarterly Sell 6/20/2026 ( $ 41,700,000) $ – $ 320,349 $ 320,349
CDX HY 36, 5 Year, at 5.00%, Quarterly Sell 6/20/2026 (91,250,000) – 697,983 697,983
Total Credit Default Swaps $– $1,018,332 $1,018,332
1 As the buyer of protection, Moderately Conservative Allocation Portfolio pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Moderately
Conservative Allocation Portfolio collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Moderately Conservative Allocation Portfolio could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2021, for Moderately Conservative
Allocation Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 9,198,458
Total Equity Contracts 9,198,458
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 6,808,495
Options Written Net Assets - Distributable earnings/(accumulated loss) 67,383
Total Interest Rate Contracts 6,875,878
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 1,018,332
Total Credit Contracts 1,018,332
Total Asset Derivatives $17,092,668
Liability Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 3,950,191
Total Foreign Exchange Contracts 3,950,191
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 6,733,073
Total Equity Contracts 6,733,073
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 790,469
Options Written Net Assets - Distributable earnings/(accumulated loss) 13,710
Options Purchased Net Assets - Distributable earnings/(accumulated loss) 101,959
Total Interest Rate Contracts 906,138
Total Liability Derivatives $11,589,402
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2021, for
Moderately Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (48,053,879)
Total Equity Contracts
(48,053,879)
Foreign Exchange Contracts
Future Net realized gains/(losses) on Futures contracts 884,228
Total Foreign Exchange Contracts 884,228
Interest Rate Contracts
Options Written Net realized gains/(losses) on Written option contracts 664,855
Options Purchased Net realized gains/(losses) on Investments 854,199
Futures Net realized gains/(losses) on Futures contracts (6,209,986)
Total Interest Rate Contracts
(4,690,932)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements 625,134
Total Credit Contracts
625,134
Total ($51,235,449)

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2021, for Moderately Conservative Allocation Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (3,585,125)
Total Foreign Exchange Contracts (3,585,125)
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 6,586,648
Total Equity Contracts 6,586,648
Interest Rate Contracts
Options Written Change in net unrealized appreciation/(depreciation) on Written option contracts 97,056
Options Purchased Change in net unrealized appreciation/(depreciation) on Investments (24,430)
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 6,857,893
Total Interest Rate Contracts 6,930,519
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements 1,018,332
Total Credit Contracts 1,018,332
Total $10,950,374
The following table presents Moderately Conservative Allocation Portfolio's average volume of derivative activity during the period ended June
30, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $331,640,648
Futures - Short (492,864,794)
Interest Rate Contracts
Futures - Long 374,357,248
Futures - Short (77,135,661)
Options Purchased 30,780,646
Options Written (49,481,900)
Foreign Exchange Contracts
Futures - Long 28,553,767
Futures - Short (23,634,948)
Credit Contracts
Credit Default Swaps - Sell
Protection 4,036,452

Moderately Conservative Allocation Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $198,466 $5,197 $– $195,627 19,661 3.4%
Core Emerging Markets Equity 42,572 – – 45,966 3,611 0.8
Core International Equity 55,122 – – 61,078 5,619 1.1
Core Low Volatility Equity 171,686 99 71,000 111,674 7,982 1.9
Global Stock 49,223 2,245 – 55,867 3,625 1.0
High Yield 143,151 3,333 – 147,179 31,391 2.6
Income 469,539 19,584 – 466,314 42,826 8.1
International Allocation 182,193 3,116 – 201,973 18,259 3.5
International Index 20,003 182 – 21,756 1,594 0.4
Large Cap Value 207,208 11,594 – 250,884 11,330 4.4
Limited Maturity Bond 256,404 2,065 – 257,566 25,580 4.5
Mid Cap Stock 122,036 8,268 – 143,313 5,711 2.5
Small Cap Stock 62,851 2,798 – 75,925 3,119 1.3
Total Affiliated Registered Investment
Companies 1,980,454 2,035,122 35.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% 721,840 449,782 485,889 685,733 68,573 12.0
Total Affiliated Short-Term Investments 721,840 685,733 12.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 26,089 261,683 264,816 22,956 22,956 0.4
Total Collateral Held for Securities Loaned 26,089 22,956 0.4
Total Value $2,728,383 $2,743,811
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(8,036) $– $4,128
Core Emerging Markets Equity – 3,394 – –
Core International Equity – 5,956 – –
Core Low Volatility Equity 5,393 5,496 99 –
Global Stock – 4,399 1,750 496
High Yield – 695 – 3,329
Income – (22,809) 13,115 6,470
International Allocation – 16,664 – 3,117
International Index – 1,571 139 43
Large Cap Value – 32,082 8,628 2,965
Limited Maturity Bond – (903) – 2,066
Mid Cap Stock – 13,009 7,934 335
Small Cap Stock – 10,276 2,213 585
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% (75) 75 – 642
Total Income/Non Income Cash from Affiliated
Investments $24,177
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 40
Total Affiliated Income from Securities Loaned, Net $40
Total Value $5,318 $61,869 $33,878

Money Market Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
( 85.9% )
a
Value
Federal Agricultural Mortgage
Corporation
$ 2,830,000
0.095% (LIBOR 1M FLAT),
7/28/2021
b
$ 2,830,000
6,975,000
0.030% (LIBOR 3M +
-0.130%), 8/13/2021
b
6,974,883
2,075,000
0.094% (LIBOR 3M +
-0.100%), 10/6/2021
b
2,075,070
2,800,000
0.143% (LIBOR 1M +
0.060%), 10/18/2021
b
2,800,000
950,000
0.091% (LIBOR 1M FLAT),
11/22/2021
b
950,000
3,350,000
0.092% (LIBOR 1M FLAT),
12/1/2021
b
3,350,000
1,000,000
0.121% (LIBOR 3M +
-0.010%), 12/2/2021
b
1,000,000
2,500,000
0.015% (LIBOR 3M +
-0.120%), 12/22/2021
b
2,499,856
1,350,000
0.274% (LIBOR 3M +
0.080%), 1/3/2022
b
1,350,962
3,500,000
0.123% (LIBOR 1M +
0.030%), 1/21/2022
b
3,500,000
12,720,000
0.076% (LIBOR 3M +
-0.100%), 1/25/2022
b
12,720,600
1,590,000
0.097% (LIBOR 3M +
-0.095%), 2/4/2022
b
1,590,000
8,660,000
0.055% (LIBOR 3M +
-0.100%), 2/18/2022
b
8,659,747
1,370,000
0.047% (LIBOR 3M +
-0.100%), 2/25/2022
b
1,370,037
Federal Farm Credit Bank
2,880,000
0.140% (SOFRRATE +
0.090%), 7/15/2021
b
2,880,000
4,300,000
0.175% (LIBOR 1M +
0.080%), 7/26/2021
b
4,300,480
2,750,000
0.055% (LIBOR 3M +
-0.120%), 8/6/2021
b
2,749,986
1,275,000
0.081% (LIBOR 1M FLAT),
8/9/2021
b
1,273,403
900,000
0.181% (LIBOR 1M +
0.100%), 9/9/2021
b
900,000
1,100,000
0.102% (LIBOR 1M +
0.020%), 9/17/2021
b
1,100,121
5,000,000
0.345% (LIBOR 1M +
0.265%), 10/6/2021
b
5,003,856
1,000,000
0.083% (LIBOR 1M FLAT),
10/18/2021
b
1,000,006
1,350,000
0.103% (LIBOR 1M +
0.010%), 10/20/2021
b
1,350,000
4,500,000
0.077% (LIBOR 3M +
-0.100%), 10/29/2021
b
4,500,233
3,000,000
0.360% (LIBOR 1M +
0.268%), 11/1/2021
b
3,003,123
2,750,000
0.116% (LIBOR 1M +
0.030%), 11/2/2021
b
2,750,120
1,000,000
0.210% (LIBOR 1M +
0.130%), 11/5/2021
b
1,000,475
715,000
0.042% (LIBOR 3M +
-0.120%), 11/10/2021
b
714,821
6,060,000
0.055% (LIBOR 1M +
-0.020%), 11/16/2021
b
6,059,662
1,000,000
0.173% (LIBOR 1M +
0.090%), 11/18/2021
b
1,000,521
800,000
0.163% (LIBOR 1M +
0.090%), 12/13/2021
b
800,148
Principal
Amount
U.S. Government Agency Debt
(85.9%)
a
Value
$ 6,600,000
0.028% (LIBOR 3M +
-0.090%), 12/16/2021
b
$ 6,599,897
2,225,000
0.091% (LIBOR 1M FLAT),
12/22/2021
b
2,224,565
1,120,000
0.196% (LIBOR 1M +
0.100%), 12/23/2021
b
1,120,549
5,720,000
0.323% (LIBOR 1M +
0.240%), 1/18/2022
b
5,725,329
2,300,000
0.240% (SOFRRATE +
0.190%), 7/14/2022
b
2,300,000
1,100,000
0.160% (LIBOR 1M +
0.080%), 9/6/2022
b
1,100,663
Federal Home Loan Bank
725,000
0.125% (SOFRRATE +
0.075%), 7/23/2021
b
724,485
16,730,000
0.071% (LIBOR 3M +
-0.105%), 8/4/2021
b
16,730,419
500,000
0.080% (LIBOR 1M +
0.005%), 8/16/2021
b
500,023
1,500,000 0.050% , 8/18/2021 1,499,900
2,500,000
0.200% (SOFRRATE +
0.150%), 9/3/2021
b
2,500,000
500,000
0.024% (LIBOR 3M +
-0.095%), 9/13/2021
b
500,015
1,000,000
0.360% (SOFRRATE +
0.310%), 9/24/2021
b
1,000,000
1,320,000
0.190% (SOFRRATE +
0.140%), 9/29/2021
b
1,320,000
1,500,000
0.081% (LIBOR 1M +
-0.015%), 12/23/2021
b
1,499,955
Federal Home Loan Mortgage
Corporation
500,000
0.195% (SOFRRATE +
0.145%), 12/9/2021
b
500,000
Federal National Mortgage
Association
2,000,000
0.200% (SOFRRATE +
0.150%), 12/9/2021
b
2,000,000
900,000
0.280% (SOFRRATE +
0.230%), 5/6/2022
b
900,232
U.S. International Development
Finance Corporation
3,700,000
0.080% (T-BILL 3M FLAT),
7/7/2021
b
3,700,000
455,011
0.080% (T-BILL 3M FLAT),
7/7/2021
b
455,011
1,410,000
0.080% (T-BILL 3M FLAT),
7/7/2021
b
1,410,000
3,590,000
0.080% (T-BILL 3M FLAT),
7/7/2021
b
3,590,000
1,168,001
0.080% (T-BILL 3M FLAT),
7/7/2021
b
1,168,001
868,421
0.080% (T-BILL 3M FLAT),
7/7/2021
b
868,421
752,632
0.080% (T-BILL 3M FLAT),
7/7/2021
b
752,632
1,005,816
0.080% (T-BILL 3M FLAT),
7/7/2021
b
1,005,816
1,145,000
0.080% (T-BILL 3M FLAT),
7/7/2021
b
1,145,000
835,000
0.080% (T-BILL 3M FLAT),
7/7/2021
b
835,000
1,580,000
0.080% (T-BILL 3M FLAT),
7/7/2021
b
1,580,000
2,468,950
0.080% (T-BILL 3M FLAT),
7/7/2021
b
2,468,950

Money Market Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
(85.9%)
a
Value
$ 1,162,500
0.080% (T-BILL 3M FLAT),
7/7/2021
b
$ 1,162,500
1,300,000
0.080% (T-BILL 3M FLAT),
7/7/2021
b
1,300,000
1,199,069
0.080% (T-BILL 3M FLAT),
7/7/2021
b
1,199,069
1,904,762
0.090% (T-BILL 3M FLAT),
7/7/2021
b
1,904,762
1,221,601
0.090% (T-BILL 3M FLAT),
7/7/2021
b
1,221,601
603,947
0.090% (T-BILL 3M FLAT),
7/7/2021
b
603,947
5,500,000
0.090% (T-BILL 3M FLAT),
7/7/2021
b
5,500,000
1,254,717
0.090% (T-BILL 3M FLAT),
7/7/2021
b
1,254,717
1,882,075
0.090% (T-BILL 3M FLAT),
7/7/2021
b
1,882,075
912,023
0.100% (T-BILL 3M FLAT),
7/7/2021
b
912,023
3,600,000
0.100% (T-BILL 3M FLAT),
7/7/2021
b
3,600,000
2,200,000
0.100% (T-BILL 3M FLAT),
7/7/2021
b
2,200,000
2,850,000
0.100% (T-BILL 3M FLAT),
7/7/2021
b
2,850,000
4,000,000
0.100% (T-BILL 3M FLAT),
7/7/2021
b
4,000,000
888,462
0.100% (T-BILL 3M FLAT),
7/7/2021
b
888,462
2,635,200
0.100% (T-BILL 3M FLAT),
7/7/2021
b
2,635,200
2,210,238
0.100% (T-BILL 3M FLAT),
7/7/2021
b
2,210,239
1,613,333
0.100% (T-BILL 3M + 0.070%),
7/7/2021
b
1,613,333
1,746,400
0.100% (T-BILL 3M FLAT),
7/7/2021
b
1,746,400
2,000,000
0.100% (T-BILL 3M FLAT),
7/7/2021
b
2,000,000
2,357,640
0.100% (T-BILL 3M FLAT),
7/7/2021
b
2,357,640
371,700
0.100% (T-BILL 3M FLAT),
7/7/2021
b
371,700
1,630,000
0.100% (T-BILL 3M FLAT),
7/7/2021
b
1,630,000
1,789,474
0.100% (T-BILL 3M FLAT),
7/7/2021
b
1,789,474
2,275,000
0.100% (T-BILL 3M FLAT),
7/7/2021
b
2,275,000
1,167,692
0.100% (T-BILL 3M FLAT),
7/7/2021
b
1,167,692
1,685,276
0.100% (T-BILL 3M FLAT),
7/7/2021
b
1,685,276
1,968,750
0.100% (T-BILL 3M FLAT),
7/7/2021
b
1,968,750
850,000 0.130% , 10/23/2021 850,208
900,000 0.290% , 7/1/2022
c
900,000
Total 215,463,041
Principal
Amount U.S. Treasury Debt ( 8.5% )
a
Value
U.S. Treasury Bills
3,960,000 0.009% , 7/6/2021 3,959,995
2,640,000 0.008% , 7/13/2021 2,639,993
Principal
Amount U.S. Treasury Debt (8.5%)
a
Value
$ 4,965,000 0.037% , 7/20/2021 $ 4,964,904
8,600,000 0.007% , 7/27/2021 8,599,956
U.S. Treasury Notes
1,100,000
0.270% (USBMMY 3M +
0.220%), 7/31/2021
b
1,100,063
Total 21,264,911
Principal
Amount
U.S. Treasury Repurchase
Agreement, if collateralized only
by U.S. Treasuries (including
Strips) and cash ( 6.0% )
a
Value
RBC Dominion Securities, Inc.
15,000,000 0.010% , 7/1/2021
d
15,000,000
Total 15,000,000
Total Investments
(at amortized cost) 100.4% $251,727,952
Other Assets and Liabilities,
Net (0.4)% (977,252)
Total Net Assets 100.0% $250,750,700
a The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b Denotes variable rate securities. The rate shown is as of
June 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Repurchase agreement dated June 30, 2021, $15,000,004
maturing July 1, 2021, collateralized by $15,300,024 United
States Department of The Treasury, 0.01% due July 1, 2021.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Cost for federal income tax purposes $ 251,727,952

Money Market Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing Money Market Portfolio's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
U.S. Government Agency Debt 215,463,041 – 215,463,041 –
U.S. Treasury Debt 21,264,911 – 21,264,911 –
U.S. Treasury Repurchase Agreement,
if collateralized only by U.S.
Treasuries (including Strips) and
cash 15,000,000 – 15,000,000 –
Total Investments at Amortized Cost $251,727,952 $– $251,727,952 $–

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 55.6% ) Value
Basic Materials (1.9%)
Alcoa Nederland Holding BV
$ 45,000 5.500%,  12/15/2027
a
$ 48,816
BWAY Holding Company
30,000 5.500%,  4/15/2024
a
30,300
Chemours Company
35,000 5.750%,  11/15/2028
a
37,442
Cleveland-Cliffs, Inc.
20,000 5.875%,  6/1/2027 21,025
30,000 4.625%,  3/1/2029
a
31,568
15,000 4.875%,  3/1/2031
a
15,750
Consolidated Energy Finance SA
25,000 6.875%,  6/15/2025
a
25,467
First Quantum Minerals, Ltd.
35,000 7.250%,  4/1/2023
a
35,678
10,000 7.500%,  4/1/2025
a
10,375
15,000 6.875%,  10/15/2027
a
16,345
Freeport-McMoRan, Inc.
30,000 4.125%,  3/1/2028 31,312
30,000 4.250%,  3/1/2030 32,137
15,000 4.625%,  8/1/2030 16,425
Hecla Mining Company
10,000 7.250%,  2/15/2028 10,925
Hudbay Minerals, Inc.
30,000 4.500%,  4/1/2026
a
30,113
Ingevity Corporation
45,000 3.875%,  11/1/2028
a
44,663
Kraton Polymers, LLC
30,000 4.250%,  12/15/2025
a
30,600
Mercer International, Inc.
30,000 5.125%,  2/1/2029
a
30,870
Novelis Corporation
50,000 4.750%,  1/30/2030
a
52,500
OCI NV
45,000 4.625%,  10/15/2025
a
46,927
Olin Corporation
45,000 5.125%,  9/15/2027 46,800
SCIH Salt Holdings, Inc.
35,000 4.875%,  5/1/2028
a
34,996
United States Steel Corporation
35,000 6.875%,  3/1/2029 37,450
Venator Finance SARL
30,000 5.750%,  7/15/2025
a
29,475
Total 747,959
Capital Goods (2.9%)
AECOM
45,000 5.125%,  3/15/2027 50,192
Amsted Industries, Inc.
30,000 5.625%,  7/1/2027
a
31,612
Ardagh Packaging Finance plc
35,000 6.000%,  2/15/2025
a
36,102
20,000 5.250%,  8/15/2027
a
20,400
Bombardier, Inc.
35,000 7.500%,  3/15/2025
a
35,992
10,000 7.125%,  6/15/2026
a
10,470
25,000 7.875%,  4/15/2027
a
25,937
Brand Industrial Services, Inc.
15,000 8.500%,  7/15/2025
a
15,251
Principal
Amount Long-Term Fixed Income (55.6%) Value
Capital Goods (2.9%) - continued
BWAY Holding Company
$ 30,000 7.250%,  4/15/2025
a
$ 29,400
Chart Industries, Inc., Convertible
8,000 1.000%,  11/15/2024
a
20,245
Cornerstone Building Brands, Inc.
40,000 6.125%,  1/15/2029
a
42,900
Covanta Holding Corporation
30,000 6.000%,  1/1/2027 31,200
15,000 5.000%,  9/1/2030 15,750
CP Atlas Buyer, Inc.
25,000 7.000%,  12/1/2028
a
25,906
Crown Cork & Seal Company, Inc.
40,000 7.375%,  12/15/2026 49,000
Fortive Corporation, Convertible
10,000 0.875%,  2/15/2022 10,025
General Electric Company
100,000
3.449%,  (LIBOR 3M +
3.330%), 9/15/2021
b,c
98,000
GFL Environmental, Inc.
10,000 4.000%,  8/1/2028
a
9,878
25,000 3.500%,  9/1/2028
a
24,938
H&E Equipment Services, Inc.
35,000 3.875%,  12/15/2028
a
34,440
Howmet Aerospace, Inc.
35,000 6.875%,  5/1/2025 40,739
Jeld-Wen , Inc.
30,000 4.625%,  12/15/2025
a
30,563
KBR, Inc., Convertible
29,000 2.500%,  11/1/2023 45,472
Meritor, Inc.
20,000 4.500%,  12/15/2028
a
20,275
NESCO Holdings II, Inc.
10,000 5.500%,  4/15/2029
a
10,438
Owens-Brockway Glass Container,
Inc.
20,000 5.875%,  8/15/2023
a
21,567
Patrick Industries, Inc., Convertible
6,000 1.000%,  2/1/2023 6,473
SRM Escrow Issuer, LLC
40,000 6.000%,  11/1/2028
a
42,400
Standard Industries, Inc.
45,000 4.375%,  7/15/2030
a
46,406
Sunpower Corporation,
Convertible
7,000 4.000%,  1/15/2023 9,879
Titan Acquisition, Ltd.
10,000 7.750%,  4/15/2026
a
10,363
TransDigm , Inc.
20,000 6.250%,  3/15/2026
a
21,100
95,000 5.500%,  11/15/2027 99,038
10,000 4.625%,  1/15/2029
a
10,004
United Rentals North America, Inc.
15,000 5.500%,  5/15/2027 15,900
40,000 4.875%,  1/15/2028 42,420
20,000 4.000%,  7/15/2030 20,600
Waste Pro USA, Inc.
15,000 5.500%,  2/15/2026
a
15,484

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (55.6%) Value
Capital Goods (2.9%) - continued
WESCO Distribution, Inc.
$ 30,000 7.250%,  6/15/2028
a
$ 33,416
Total 1,160,175
Collateralized Mortgage Obligations (0.2%)
GMACM Mortgage Loan Trust
18,518
3.630%,  11/19/2035, Ser.
2005-AR6, Class 1A1
b
18,699
Residential Accredit Loans, Inc.
Trust
59,079
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 57,561
Total 76,260
Communications Services (4.4%)
Altice France SA
30,000 5.125%,  7/15/2029
a
30,147
AMC Networks, Inc.
40,000 4.250%,  2/15/2029 40,350
Cable One, Inc., Convertible
7,000 1.125%,  3/15/2028
a
7,119
CCO Holdings, LLC
55,000 5.500%,  5/1/2026
a
56,864
10,000 5.125%,  5/1/2027
a
10,489
85,000 4.500%,  8/15/2030
a
88,503
Cengage Learning, Inc.
40,000 9.500%,  6/15/2024
a
40,950
Clear Channel Worldwide
Holdings, Inc.
35,000 7.750%,  4/15/2028
a,d
36,663
Consolidated Communications,
Inc.
20,000 5.000%,  10/1/2028
a
20,275
CSC Holdings, LLC
40,000 5.375%,  2/1/2028
a
42,318
50,000 4.125%,  12/1/2030
a
49,687
Cumulus Media New Holdings,
Inc.
20,000 6.750%,  7/1/2026
a
20,925
DISH DBS Corporation
20,000 7.375%,  7/1/2028 21,523
Entercom Media Corporation
20,000 6.500%,  5/1/2027
a
20,800
Front Range BidCo , Inc.
35,000 4.000%,  3/1/2027
a
34,759
25,000 6.125%,  3/1/2028
a
25,531
Frontier Communications
Corporation
20,000 5.875%,  10/15/2027
a
21,425
GCI, LLC
20,000 4.750%,  10/15/2028
a
20,470
Hughes Satellite Systems
Corporation
20,000 6.625%,  8/1/2026 22,425
iHeartCommunications , Inc.
25,000 4.750%,  1/15/2028
a
25,719
LCPR Senior Secured Financing
DAC
20,000 6.750%,  10/15/2027
a
21,554
Level 3 Financing, Inc.
65,000 4.625%,  9/15/2027
a
67,465
Principal
Amount Long-Term Fixed Income (55.6%) Value
Communications Services (4.4%) - continued
$ 40,000 4.250%,  7/1/2028
a
$ 40,590
Ligado Networks, LLC
16,214
0.000%,PIK 15.500%,
11/1/2023
a,e
15,978
Netflix, Inc.
75,000 4.875%,  4/15/2028 87,187
Nexstar Escrow Corporation
45,000 5.625%,  7/15/2027
a
47,700
Radiate Holdco, LLC
15,000 6.500%,  9/15/2028
a
15,760
Scripps Escrow II, Inc.
15,000 5.375%,  1/15/2031
a
14,953
Scripps Escrow, Inc.
20,000 5.875%,  7/15/2027
a
20,707
SFR Group SA
50,000 7.375%,  5/1/2026
a
51,997
Sinclair Television Group, Inc.
45,000 5.500%,  3/1/2030
a
45,882
Sirius XM Radio, Inc.
15,000 5.000%,  8/1/2027
a
15,716
20,000 4.000%,  7/15/2028
a
20,600
30,000 4.125%,  7/1/2030
a
30,266
Sprint Capital Corporation
70,000 6.875%,  11/15/2028 89,775
10,000 8.750%,  3/15/2032 15,200
Sprint Corporation
75,000 7.625%,  2/15/2025 89,110
Terrier Media Buyer, Inc.
20,000 8.875%,  12/15/2027
a
21,625
T-Mobile USA, Inc.
45,000 2.875%,  2/15/2031 44,663
United States Cellular Corporation
20,000 6.700%,  12/15/2033 24,500
Uniti Group, LP
10,000 4.750%,  4/15/2028
a
9,975
15,000 6.500%,  2/15/2029
a
15,038
Univision Communications, Inc.
55,000 6.625%,  6/1/2027
a
59,595
Viacom, Inc.
44,000 5.875%,  2/28/2057
b
44,779
Viasat , Inc.
30,000 5.625%,  9/15/2025
a
30,570
15,000 6.500%,  7/15/2028
a
15,997
Vodafone Group plc
64,000 7.000%,  4/4/2079
b
77,551
VTR Finance NV
20,000 6.375%,  7/15/2028
a
21,200
Ziggo BV
50,000 5.500%,  1/15/2027
a
51,950
15,000 4.875%,  1/15/2030
a
15,375
Total 1,760,200
Consumer Cyclical (6.1%)
1011778 B.C., ULC
45,000 4.375%,  1/15/2028
a
45,619
Allied Universal Holdco, LLC
20,000 6.625%,  7/15/2026
a
21,205
40,000 4.625%,  6/1/2028
a
40,031
15,000 6.000%,  6/1/2029
a
15,207

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (55.6%) Value
Consumer Cyclical (6.1%) - continued
Allison Transmission, Inc.
$ 35,000 4.750%,  10/1/2027
a
$ 36,357
American Axle & Manufacturing,
Inc.
40,000 6.500%,  4/1/2027 42,400
Bloomin ' Brands, Inc., Convertible
7,000 5.000%,  5/1/2025 16,971
Booking Holdings, Inc.,
Convertible
2,000 0.900%,  9/15/2021 2,172
Boyd Gaming Corporation
30,000 4.750%,  6/15/2031
a
31,125
Boyne USA, Inc.
20,000 4.750%,  5/15/2029
a
20,635
Brookfield Residential Properties,
Inc.
30,000 6.250%,  9/15/2027
a
31,687
30,000 5.000%,  6/15/2029
a
30,225
Burlington Stores, Inc., Convertible
26,000 2.250%,  4/15/2025 41,307
Caesars Entertainment, Inc.
10,000 8.125%,  7/1/2027
a
11,122
Carnival Corporation
30,000 11.500%,  4/1/2023
a
33,762
25,000 7.625%,  3/1/2026
a
27,156
40,000 5.750%,  3/1/2027
a
41,900
Cedar Fair, LP
35,000 5.250%,  7/15/2029 36,050
Churchill Downs, Inc.
20,000 4.750%,  1/15/2028
a
20,694
Cinemark USA, Inc.
30,000 5.875%,  3/15/2026
a
31,393
Clarios Global, LP
15,000 8.500%,  5/15/2027
a
16,353
Colt Merger Sub, Inc.
65,000 6.250%,  7/1/2025
a
68,900
Dana, Inc.
30,000 5.625%,  6/15/2028 32,466
Dick's Sporting Goods Inc.,
Convertible
10,000 3.250%,  4/15/2025 29,594
Empire Communities Corporation
30,000 7.000%,  12/15/2025
a
31,500
Expedia Group, Inc., Convertible
12,000 Zero Coupon,  2/15/2026
a
12,960
Ford Motor Company
25,000 9.000%,  4/22/2025 30,822
10,000 9.625%,  4/22/2030 14,350
70,000 7.450%,  7/16/2031 92,050
Ford Motor Company, Convertible
53,000 Zero Coupon,  3/15/2026
a
58,598
Ford Motor Credit Company, LLC
110,000 4.063%,  11/1/2024 117,001
60,000 4.134%,  8/4/2025 64,124
Forestar Group, Inc.
20,000 3.850%,  5/15/2026
a
20,181
General Motors Financial
Company, Inc.
40,000 5.700%,  9/30/2030
b,c
44,800
Goodyear Tire & Rubber Company
20,000 5.000%,  7/15/2029
a
20,940
Principal
Amount Long-Term Fixed Income (55.6%) Value
Consumer Cyclical (6.1%) - continued
$ 15,000 5.250%,  7/15/2031
a
$ 15,675
Hanesbrands, Inc.
35,000 4.875%,  5/15/2026
a
37,800
Herc Holdings, Inc.
30,000 5.500%,  7/15/2027
a
31,627
Hilton Grand Vacations Borrower
Escrow, LLC
40,000 5.000%,  6/1/2029
a
40,900
Hilton Worldwide Finance, LLC
50,000 4.875%,  4/1/2027 52,125
International Game Technology plc
30,000 5.250%,  1/15/2029
a
32,175
KB Home
25,000 4.800%,  11/15/2029 27,087
L Brands, Inc.
45,000 6.625%,  10/1/2030
a
52,087
10,000 6.875%,  11/1/2035 12,662
Landry's, Inc.
30,000 6.750%,  10/15/2024
a
30,307
Live Nation Entertainment, Inc.
20,000 3.750%,  1/15/2028
a
20,088
Magic MergerCo , Inc.
25,000 5.250%,  5/1/2028
a
25,648
Mattamy Group Corporation
40,000 5.250%,  12/15/2027
a
41,800
MGM Resorts International
55,000 5.500%,  4/15/2027 60,363
Penn National Gaming, Inc.
30,000 4.125%,  7/1/2029
a,f
29,963
PetSmart, Inc.
20,000 4.750%,  2/15/2028
a
20,775
20,000 7.750%,  2/15/2029
a
22,050
Prime Security Services Borrower,
LLC
85,000 5.750%,  4/15/2026
a
93,897
Real Hero Merger Sub 2, Inc.
20,000 6.250%,  2/1/2029
a
20,744
Realogy Group, LLC
30,000 5.750%,  1/15/2029
a
31,362
Rite Aid Corporation
35,000 7.500%,  7/1/2025
a
35,438
Royal Caribbean Cruises, Ltd.
30,000 9.125%,  6/15/2023
a
32,925
50,000 4.250%,  7/1/2026
a
49,938
30,000 5.500%,  4/1/2028
a
31,419
Scientific Games International, Inc.
40,000 5.000%,  10/15/2025
a
41,300
30,000 7.250%,  11/15/2029
a
33,840
SeaWorld Parks and
Entertainment, Inc.
20,000 9.500%,  8/1/2025
a
21,450
Six Flags Entertainment
Corporation
30,000 5.500%,  4/15/2027
a
30,940
Six Flags Theme Parks, Inc.
10,000 7.000%,  7/1/2025
a
10,777
Staples, Inc.
40,000 7.500%,  4/15/2026
a
41,429
Tenneco, Inc.
35,000 5.000%,  7/15/2026 34,815

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (55.6%) Value
Consumer Cyclical (6.1%) - continued
Uber Technologies, Inc.
$ 20,000 6.250%,  1/15/2028
a
$ 21,524
Vista Outdoor, Inc.
30,000 4.500%,  3/15/2029
a
30,525
Wyndham Destinations, Inc.
20,000 6.625%,  7/31/2026
a
22,660
Wyndham Hotels & Resorts, Inc.
10,000 4.375%,  8/15/2028
a
10,382
Yum! Brands, Inc.
40,000 4.750%,  1/15/2030
a
43,300
ZF North America Capital, Inc.
20,000 4.750%,  4/29/2025
a
21,600
Total 2,445,054
Consumer Non-Cyclical (4.7%)
Albertson's Companies, Inc.
65,000 3.500%,  3/15/2029
a
64,269
20,000 4.875%,  2/15/2030
a
21,330
Bausch Health Companies, Inc.
35,000 5.000%,  1/30/2028
a
33,206
40,000 5.000%,  2/15/2029
a
37,300
Centene Corporation
50,000 5.375%,  6/1/2026
a
52,250
30,000 4.250%,  12/15/2027 31,612
15,000 4.625%,  12/15/2029 16,497
25,000 3.000%,  10/15/2030 25,682
Central Garden & Pet Company
30,000 4.125%,  10/15/2030 30,637
Community Health Systems, Inc.
15,000 5.625%,  3/15/2027
a
16,012
20,000 6.000%,  1/15/2029
a
21,400
40,000 6.875%,  4/15/2029
a
41,859
DaVita, Inc.
50,000 4.625%,  6/1/2030
a
51,411
Edgewell Personal Care Company
20,000 5.500%,  6/1/2028
a
21,200
Encompass Health Corporation
50,000 4.500%,  2/1/2028 51,873
Endo Finance, LLC
20,000 9.500%,  7/31/2027
a
20,400
Energizer Holdings, Inc.
35,000 4.375%,  3/31/2029
a
35,036
H. J. Heinz Company
10,000 5.200%,  7/15/2045 12,414
HCA, Inc.
110,000 5.375%,  2/1/2025 124,080
HLF Financing Sarl , LLC
35,000 4.875%,  6/1/2029
a
35,262
Illumina, Inc.
30,000 9.000%,  7/1/2028
a
33,451
Ionis Pharmaceuticals, Inc.,
Convertible
4,000 0.125%,  12/15/2024 3,717
Jazz Investments I, Ltd.,
Convertible
28,000 2.000%,  6/15/2026 37,240
JBS USA, LLC
75,000 6.500%,  4/15/2029
a
84,282
Kraft Foods Group, Inc.
40,000 5.000%,  6/4/2042 48,844
Principal
Amount Long-Term Fixed Income (55.6%) Value
Consumer Non-Cyclical (4.7%) - continued
Kraft Heinz Foods Company
$ 65,000 4.625%,  1/30/2029 $ 75,653
75,000 3.750%,  4/1/2030 82,292
20,000 4.250%,  3/1/2031 22,720
Mattel, Inc.
35,000 3.375%,  4/1/2026
a
36,313
Molina Healthcare, Inc.
40,000 4.375%,  6/15/2028
a
41,700
MPH Acquisition Holdings, LLC
20,000 5.750%,  11/1/2028
a
20,098
Ortho-Clinical Diagnostics, Inc.
20,000 7.250%,  2/1/2028
a
21,845
Par Pharmaceutical, Inc.
45,000 7.500%,  4/1/2027
a
46,005
Pilgrim's Pride Corporation
10,000 5.875%,  9/30/2027
a
10,650
QBE Insurance Group, Ltd.
40,000 5.875%,  5/12/2025
a,b,c
43,660
Scotts Miracle- Gro Company
40,000 4.500%,  10/15/2029 41,509
SEG Holding, LLC
50,000 5.625%,  10/15/2028
a
52,485
Simmons Foods, Inc.
35,000 4.625%,  3/1/2029
a
35,304
Spectrum Brands, Inc.
30,000 5.000%,  10/1/2029
a
31,800
10,000 5.500%,  7/15/2030
a
10,775
Syneos Health, Inc.
35,000 3.625%,  1/15/2029
a
34,650
Teleflex, Inc.
40,000 4.250%,  6/1/2028
a
41,700
Tenet Healthcare Corporation
25,000 4.625%,  7/15/2024 25,368
85,000 5.125%,  11/1/2027
a
89,144
15,000 6.125%,  10/1/2028
a
15,985
Teva Pharmaceutical Finance
Netherlands III BV
25,000 2.800%,  7/21/2023 24,912
United Natural Foods, Inc.
30,000 6.750%,  10/15/2028
a
32,285
VRX Escrow Corporation
82,000 6.125%,  4/15/2025
a
84,050
Winnebago Industries, Inc.,
Convertible
16,000 1.500%,  4/1/2025 20,510
Total 1,892,677
Energy (6.0%)
Antero Midstream Partners, LP
10,000 5.750%,  3/1/2027
a
10,400
Antero Resources Corporation
40,000 5.375%,  3/1/2030
a
40,825
Apache Corporation
20,000 4.875%,  11/15/2027 21,660
30,000 4.375%,  10/15/2028 31,935
Archrock Partners, LP
25,000 6.250%,  4/1/2028
a
26,098
BP Capital Markets plc
80,000 4.875%,  3/22/2030
b,c
87,840

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (55.6%) Value
Energy (6.0%) - continued
Buckeye Partners, LP
$ 10,000 4.125%,  3/1/2025
a
$ 10,362
40,000 3.950%,  12/1/2026 40,700
Centennial Resource Production,
LLC
30,000 6.875%,  4/1/2027
a,d
30,678
Cheniere Energy Partners, LP
60,000 5.625%,  10/1/2026 62,250
25,000 4.500%,  10/1/2029 26,875
Cheniere Energy, Inc., Convertible
3,000 4.250%,  3/15/2045 2,527
CNX Resources Corporation
20,000 6.000%,  1/15/2029
a
21,624
Comstock Resources, Inc.
25,000 5.875%,  1/15/2030
a
25,500
Continental Resources, Inc.
10,000 4.375%,  1/15/2028 11,062
25,000 5.750%,  1/15/2031
a
29,937
DT Midstream, Inc.
30,000 4.125%,  6/15/2029
a
30,460
10,000 4.375%,  6/15/2031
a
10,218
Enagas SA
55,000 5.500%,  1/15/2028
a
55,963
Enbridge, Inc.
137,000 6.250%,  3/1/2078
b
149,541
48,000 5.750%,  7/15/2080
b
53,520
Encana Corporation
10,000 6.625%,  8/15/2037 13,343
Endeavor Energy Resources, LP
20,000 5.750%,  1/30/2028
a
21,325
Energean Israel Finance, Ltd.
30,000 4.500%,  3/30/2024
a
30,638
Energy Transfer, LP
65,000 6.625%,  2/15/2028
b,c
63,619
EnLink Midstream Partners, LP
30,000 4.850%,  7/15/2026 31,050
20,000 5.600%,  4/1/2044 18,100
Enterprise Products Operating,
LLC
75,000 4.875%,  8/16/2077
b
73,623
EQM Midstream Partners, LP
50,000 6.500%,  7/1/2027
a
55,750
EQT Corporation
10,000 3.125%,  5/15/2026
a
10,247
50,000 3.900%,  10/1/2027 53,562
EQT Corporation, Convertible
21,000 1.750%,  5/1/2026 34,978
Genesis Energy, LP
10,000 6.500%,  10/1/2025 10,100
10,000 8.000%,  1/15/2027 10,506
Harvest Midstream, LP
30,000 7.500%,  9/1/2028
a
32,580
Hess Midstream Operations, LP
20,000 5.625%,  2/15/2026
a
20,860
Hilcorp Energy I, LP
30,000 5.750%,  2/1/2029
a
31,275
Indigo Natural Resources, LLC
20,000 5.375%,  2/1/2029
a
20,900
ITT Holdings, LLC
30,000 6.500%,  8/1/2029
a,f
30,562
Principal
Amount Long-Term Fixed Income (55.6%) Value
Energy (6.0%) - continued
Murphy Oil Corporation
$ 25,000 5.875%,  12/1/2027 $ 26,092
10,000 6.375%,  7/15/2028 10,543
Nabors Industries, Ltd.
35,000 7.250%,  1/15/2026
a
34,300
Newfield Exploration Company
20,000 5.625%,  7/1/2024 22,268
NGL Energy Operating, LLC
20,000 7.500%,  2/1/2026
a
21,000
NGL Energy Partners, LP
20,000 7.500%,  11/1/2023 19,700
NuStar Logistics, LP
30,000 5.750%,  10/1/2025 32,625
Oasis Petroleum, Inc.
25,000 6.375%,  6/1/2026
a
26,068
Occidental Petroleum Corporation
10,000 3.450%,  7/15/2024 10,200
50,000 2.900%,  8/15/2024 51,125
60,000 3.400%,  4/15/2026 61,350
65,000 3.500%,  8/15/2029 65,234
20,000 6.450%,  9/15/2036 23,912
40,000 4.400%,  4/15/2046 38,420
Ovintiv , Inc.
20,000 7.375%,  11/1/2031 26,554
PBF Holding Company, LLC
25,000 9.250%,  5/15/2025
a
25,185
PDC Energy, Inc., Convertible
1,000 1.125%,  9/15/2021 991
Pioneer Natural Resources
Company, Convertible
7,000 0.250%,  5/15/2025 11,169
Plains All American Pipeline, LP
60,000 6.125%,  11/15/2022
b,c
52,992
Precision Drilling Corporation
25,000 6.875%,  1/15/2029
a
25,750
Range Resources Corporation
10,000 9.250%,  2/1/2026 11,025
25,000 8.250%,  1/15/2029
a
28,188
SM Energy Company
15,000 6.500%,  7/15/2028 15,413
Sunoco, LP
40,000 6.000%,  4/15/2027 41,830
Targa Resources Partners, LP
20,000 5.375%,  2/1/2027 20,825
Teine Energy, Ltd.
25,000 6.875%,  4/15/2029
a
25,656
TransCanada Trust
100,000 5.300%,  3/15/2077
b
106,160
Transocean Guardian, Ltd.
21,751 5.875%,  1/15/2024
a
21,152
Transocean Proteus, Ltd.
11,000 6.250%,  12/1/2024
a
11,110
Transocean, Inc.
20,000 11.500%,  1/30/2027
a
21,374
USA Compression Partners, LP
15,000 6.875%,  4/1/2026 15,713
Vine Energy Holdings, LLC
20,000 6.750%,  4/15/2029
a
21,050
W&T Offshore, Inc.
25,000 9.750%,  11/1/2023
a
24,250

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (55.6%) Value
Energy (6.0%) - continued
Weatherford International, Ltd.
$ 20,000 8.750%,  9/1/2024
a
$ 20,925
35,000 11.000%,  12/1/2024
a
36,400
Western Midstream Operating, LP
35,000 4.350%,  2/1/2025 36,981
20,000 3.950%,  6/1/2025 20,781
10,000 5.500%,  8/15/2048 10,884
Total 2,418,188
Financials (17.7%)
Air Lease Corporation
64,000 4.650%,  6/15/2026
b,c
66,320
Aircastle , Ltd.
80,000 5.250%,  6/15/2026
a,b,c
80,800
Ally Financial, Inc.
45,000 5.750%,  11/20/2025 51,667
128,000 4.700%,  5/15/2026
b,c
132,570
Ares Capital Corporation,
Convertible
11,000 4.625%,  3/1/2024 11,969
BAC Capital Trust XIV
74,000
4.000%,  (LIBOR 3M +
0.400%), 7/19/2021
b,c,d
74,277
Bank of America Corporation
284,000 6.250%,  9/5/2024
b,c
314,175
82,000 6.100%,  3/17/2025
b,c
92,075
40,000 6.300%,  3/10/2026
b,c
46,156
84,000 5.875%,  3/15/2028
b,c
96,143
Bank of New York Mellon
Corporation
20,000 4.700%,  9/20/2025
b,c
21,825
Bank of Nova Scotia
60,000 4.900%,  6/4/2025
b,c
65,850
Barclays plc
100,000 8.000%,  6/15/2024
b,c
113,750
CANPACK SA
50,000 3.125%,  11/1/2025
a
50,875
Capital One Financial Corporation
36,000 3.950%,  9/1/2026
b,c
36,765
Cascades USA, Inc.
20,000 5.125%,  1/15/2026
a
21,300
Charles Schwab Corporation
176,000 5.375%,  6/1/2025
b,c
194,533
128,000 4.000%,  6/1/2026
b,c
133,440
Chobani , LLC
45,000 4.625%,  11/15/2028
a
46,631
Citigroup, Inc.
82,000 5.950%,  1/30/2023
b,c
86,211
68,000 5.000%,  9/12/2024
b,c
71,169
144,000 5.950%,  5/15/2025
b,c
157,601
45,000 4.000%,  12/10/2025
b,c
46,519
120,000 3.875%,  2/18/2026
b,c
122,550
Citizens Financial Group, Inc.
80,000 4.000%,  10/6/2026
b,c
80,600
Comerica, Inc.
20,000 5.625%,  7/1/2025
b,c
22,150
Credit Acceptance Corporation
35,000 5.125%,  12/31/2024
a
36,269
Credit Agricole SA
40,000 8.125%,  12/23/2025
a,b,c
48,600
Principal
Amount Long-Term Fixed Income (55.6%) Value
Financials (17.7%) - continued
Credit Suisse Group AG
$ 51,000 7.500%,  12/11/2023
a,b,c
$ 56,576
40,000 7.250%,  9/12/2025
a,b,c
45,220
Dai-ichi Life Insurance Company,
Ltd.
220,000 5.100%,  10/28/2024
a,b,c,d
242,825
Diversified Healthcare Trust
25,000 4.375%,  3/1/2031 23,937
Drawbridge Special Opportunities
Fund, LP
40,000 3.875%,  2/15/2026
a
41,378
ESH Hospitality, Inc.
30,000 5.250%,  5/1/2025
a
30,558
Euronet Worldwide, Inc.,
Convertible
8,000 0.750%,  3/15/2049 9,110
Fifth Third Bancorp
46,000 4.500%,  9/30/2025
b,c
49,910
Fortress Transportation
20,000 6.500%,  10/1/2025
a
20,775
Fortress Transportation and
Infrastructure Investors, LLC
5,000 5.500%,  5/1/2028
a
5,206
FTI Consulting, Inc., Convertible
16,000 2.000%,  8/15/2023 22,832
Global Net Lease, Inc.
40,000 3.750%,  12/15/2027
a
39,590
Goldman Sachs Group, Inc.
125,000 5.500%,  8/10/2024
b,c
137,114
67,000 3.800%,  5/10/2026
b,c
68,193
Hannon Armstrong Sustainable
Infrastructure Capital,
Convertible
8,000 4.125%,  9/1/2022 16,540
Hartford Financial Services Group,
Inc.
100,000
2.281%,  (LIBOR 3M +
2.125%), 2/12/2047
a,b
96,450
HSBC Holdings plc
55,000 6.375%,  3/30/2025
b,c
61,314
66,000 6.500%,  3/23/2028
b,c
75,694
70,000 4.600%,  12/17/2030
b,c
72,625
Huntington Bancshares, Inc.
104,000 4.450%,  10/15/2027
b,c
111,020
Icahn Enterprises, LP
70,000 6.375%,  12/15/2025 72,009
Iron Mountain, Inc.
65,000 4.875%,  9/15/2027
a
67,383
iStar , Inc.
35,000 4.250%,  8/1/2025 36,006
iStar , Inc., Convertible
14,000 3.125%,  9/15/2022 21,158
J.P. Morgan Chase & Company
140,000
3.522%,  (LIBOR 3M +
3.320%), 10/1/2021
b,c
140,350
105,000 5.150%,  5/1/2023
b,c
108,412
40,000 6.000%,  8/1/2023
b,c
42,525
40,000 6.750%,  2/1/2024
b,c
44,354
168,000 5.000%,  8/1/2024
b,c
177,568
150,000 3.650%,  6/1/2026
b,c
150,210

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (55.6%) Value
Financials (17.7%) - continued
J.P. Morgan Chase Capital XXIII
$ 100,000
1.156%,  (LIBOR 3M +
1.000%), 5/15/2047
b
$ 85,900
KKR Real Estate Finance Trust,
Inc., Convertible
5,000 6.125%,  5/15/2023 5,345
Lincoln National Corporation
100,000
2.513%,  (LIBOR 3M +
2.358%), 5/17/2066
b
88,250
Lloyds Banking Group plc
40,000 7.500%,  6/27/2024
b,c
45,500
100,000 6.657%,  5/21/2037
a,b,c
139,926
LPL Holdings, Inc.
20,000 4.000%,  3/15/2029
a
20,089
MetLife, Inc.
40,000 3.850%,  9/15/2025
b,c
42,050
152,000 5.875%,  3/15/2028
b,c
175,224
MGM Growth Properties Operating
Partnership, LP
55,000 4.500%,  9/1/2026 58,713
MPT Operating Partnership, LP
30,000 4.625%,  8/1/2029 32,114
Navient Corporation
20,000 5.500%,  1/25/2023 21,094
NFP Corporation
10,000 6.875%,  8/15/2028
a
10,527
Nippon Life Insurance Company
172,000 5.100%,  10/16/2044
a,b
189,630
72,000 3.400%,  1/23/2050
a,b
74,700
OneMain Finance Corporation
15,000 3.500%,  1/15/2027 15,113
Park Intermediate Holdings, LLC
20,000 4.875%,  5/15/2029
a
20,689
PennyMac Financial Services, Inc.
20,000 4.250%,  2/15/2029
a
19,268
Playtika Holding Corporation
20,000 4.250%,  3/15/2029
a
19,986
Provident Financing Trust I
25,000 7.405%,  3/15/2038 30,264
Prudential Financial, Inc.
138,000 5.625%,  6/15/2043
b
148,095
126,000 5.200%,  3/15/2044
b
135,217
20,000 3.700%,  10/1/2050
b
20,850
Quicken Loans, LLC
20,000 3.625%,  3/1/2029
a
19,750
Radian Group, Inc.
20,000 4.875%,  3/15/2027 21,750
Regions Financial Corporation
80,000 5.750%,  6/15/2025
b,c
89,400
Royal Bank of Scotland Group plc
40,000 8.625%,  8/15/2021
b,c
40,289
Service Properties Trust
20,000 4.500%,  6/15/2023 20,500
30,000 4.750%,  10/1/2026 29,625
20,000 5.500%,  12/15/2027 21,345
Societe Generale SA
40,000 8.000%,  9/29/2025
a,b,c
47,100
Springleaf Finance Corporation
25,000 6.875%,  3/15/2025 28,215
35,000 7.125%,  3/15/2026 40,765
Principal
Amount Long-Term Fixed Income (55.6%) Value
Financials (17.7%) - continued
$ 10,000 6.625%,  1/15/2028 $ 11,464
Standard Chartered plc
100,000 7.500%,  4/2/2022
a,b,c
104,173
Starwood Property Trust, Inc.,
Convertible
11,000 4.375%,  4/1/2023 11,784
Sumitomo Life Insurance Company
175,000 3.375%,  4/15/2081
a,b
180,338
Summit Hotel Properties, Inc.,
Convertible
8,000 1.500%,  2/15/2026 8,244
SVB Financial Group
100,000 4.000%,  5/15/2026
b,c
101,780
Truist Financial Corporation
110,000 4.950%,  9/1/2025
b,c
120,835
United Wholesale Mortgage, LLC
20,000 5.500%,  4/15/2029
a
19,995
USB Realty Corporation
133,000
1.331%,  (LIBOR 3M +
1.147%), 1/15/2022
a,b,c
103,740
VICI Properties, LP
10,000 4.250%,  12/1/2026
a
10,402
10,000 3.750%,  2/15/2027
a
10,171
20,000 4.625%,  12/1/2029
a
21,250
Wells Fargo & Company
212,000 3.900%,  3/15/2026
b,c
219,484
30,000
0.684%,  (LIBOR 3M +
0.500%), 1/15/2027
b
29,015
Total 7,119,590
Technology (2.0%)
Akamai Technologies, Inc.,
Convertible
13,000 0.125%,  5/1/2025 16,991
19,000 0.375%,  9/1/2027 21,983
Banff Merger Sub, Inc.
15,000 9.750%,  9/1/2026
a
15,787
CDW, LLC
20,000 4.250%,  4/1/2028 21,000
CommScope Technologies
Finance, LLC
30,000 6.000%,  6/15/2025
a
30,637
CommScope , Inc.
20,000 7.125%,  7/1/2028
a
21,675
Diamond Sports Group, LLC
45,000 6.625%,  8/15/2027
a
22,101
Gartner, Inc.
25,000 3.625%,  6/15/2029
a
25,375
30,000 3.750%,  10/1/2030
a
30,693
InterDigital , Inc., Convertible
5,000 2.000%,  6/1/2024 5,534
Iron Mountain, Inc.
15,000 5.000%,  7/15/2028
a
15,569
J2 Global, Inc., Convertible
26,000 1.750%,  11/1/2026
a
33,134
Lumentum Holdings, Inc.,
Convertible
11,000 0.250%,  3/15/2024 16,026
Microchip Technology, Inc.,
Convertible
13,000 1.625%,  2/15/2027 28,933

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (55.6%) Value
Technology (2.0%) - continued
NCR Corporation
$ 60,000 6.125%,  9/1/2029
a
$ 65,400
NortonLifeLock , Inc., Convertible
12,000 2.000%,  8/15/2022
a
16,464
Nuance Communications, Inc.,
Convertible
17,000 1.250%,  4/1/2025 47,240
Open Text Corporation
35,000 4.125%,  2/15/2030
a
35,693
PTC, Inc.
10,000 3.625%,  2/15/2025
a
10,300
20,000 4.000%,  2/15/2028
a
20,660
Qorvo , Inc.
20,000 3.375%,  4/1/2031
a
20,844
Rackspace Technology Global,
Inc.
35,000 5.375%,  12/1/2028
a,d
35,875
Seagate HDD Cayman
30,000 3.375%,  7/15/2031
a
28,989
Sensata Technologies, Inc.
50,000 3.750%,  2/15/2031
a
49,442
Shift4 Payments, LLC
10,000 4.625%,  11/1/2026
a
10,438
SS&C Technologies, Inc.
65,000 5.500%,  9/30/2027
a
68,881
Switch, Ltd.
30,000 3.750%,  9/15/2028
a
30,375
Teradyne, Inc., Convertible
7,000 1.250%,  12/15/2023 29,654
Verint Systems, Inc., Convertible
7,000 0.250%,  4/15/2026
a
6,864
Vishay Intertechnology , Inc.,
Convertible
11,000 2.250%,  6/15/2025 11,564
Total 794,121
Transportation (1.1%)
AerCap Holdings NV
60,000 5.875%,  10/10/2079
b
62,484
Air Transport Services Group, Inc.,
Convertible
8,000 1.125%,  10/15/2024 8,110
American Airlines, Inc.
40,000 11.750%,  7/15/2025
a
50,200
55,000 5.500%,  4/20/2026
a
58,231
5,000 5.750%,  4/20/2029
a
5,406
Avis Budget Car Rental, LLC
20,000 5.375%,  3/1/2029
a
20,825
Delta Air Lines, Inc.
30,000 7.000%,  5/1/2025
a
35,010
Greenbrier Companies, Inc.,
Convertible
9,000 2.875%,  4/15/2028
a
9,391
JetBlue Airways Corporation,
Convertible
17,000 0.500%,  4/1/2026
a
16,941
Meritor, Inc., Convertible
26,000 3.250%,  10/15/2037 27,594
Southwest Airlines Company,
Convertible
18,000 1.250%,  5/1/2025 27,259
Principal
Amount Long-Term Fixed Income (55.6%) Value
Transportation (1.1%) - continued
United Airlines, Inc.
$ 35,000 4.375%,  4/15/2026
a
$ 36,231
35,000 4.625%,  4/15/2029
a
36,225
XPO Logistics, Inc.
50,000 6.750%,  8/15/2024
a
51,938
Total 445,845
U.S. Government & Agencies (6.5%)
U.S. Treasury Bonds
950,000 1.125%,  2/15/2031 922,242
U.S. Treasury Notes
1,735,000 0.375%,  1/31/2026 1,700,232
Total 2,622,474
Utilities (2.1%)
Calpine Corporation
45,000 4.500%,  2/15/2028
a
45,900
Dominion Energy, Inc.
111,000 4.650%,  12/15/2024
b,c
117,937
Duke Energy Corporation
51,000 4.875%,  9/16/2024
b,c
54,188
Energy Transfer, LP
84,000 6.500%,  11/15/2026
b,c
85,638
NextEra Energy Operating
Partners, LP
35,000 3.875%,  10/15/2026
a
36,969
NextEra Energy Partners, LP,
Convertible
14,000 Zero Coupon,  11/15/2025
a
15,064
NiSource, Inc.
77,000 5.650%,  6/15/2023
b,c
82,101
NRG Energy, Inc.
35,000 3.375%,  2/15/2029
a
34,257
NRG Energy, Inc., Convertible
4,000 2.750%,  6/1/2048 4,648
PG&E Corporation
30,000 5.250%,  7/1/2030 30,285
Sempra Energy
40,000 4.875%,  10/15/2025
b,c
43,400
Southern Company
80,000 4.000%,  1/15/2051
b
84,600
64,000 3.750%,  9/15/2051
b
64,410
Suburban Propane Partners, LP
40,000 5.875%,  3/1/2027 41,996
Talen Energy Supply, LLC
20,000 7.625%,  6/1/2028
a
18,714
TerraForm Power Operating, LLC
35,000 5.000%,  1/31/2028
a
37,056
Vistra Operations Company, LLC
40,000 5.000%,  7/31/2027
a
41,065
Total 838,228
Total Long-Term Fixed Income
(cost $21,535,630) 22,320,771

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies ( 29.4% ) Value
Unaffiliated  (19.4%)
21,000 Aberdeen Asia-Pacific Income
Fund, Inc. $ 93,030
12,356 AllianceBernstein Global High
Income Fund, Inc. 154,574
13,634 Barings Global Short Duration
High Yield Fund 232,869
17,531 BlackRock Core Bond Trust 289,612
6,992 BlackRock Corporate High Yield
Fund, Inc. 86,141
18,447 BlackRock Credit Allocation
Income Trust 287,588
326 BlackRock Enhanced Equity
Dividend Trust 3,303
13,635 BlackRock Enhanced Global
Dividend Trust 171,119
8,312 BlackRock Multi-Sector Income
Trust 155,102
57,582 BNY Mellon High Yield Strategies
Fund 210,174
3,418 Brookfield Real Assets Income
Fund, Inc. 74,854
1,097 Clough Global Opportunities Fund 13,274
16,210 Eaton Vance Limited Duration
Income Fund 214,945
5,231 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 53,356
10,430 First Trust High Income Long/Short
Fund 164,272
5,088 First Trust Senior Floating Rate
Income Fund II 64,618
19,455 Invesco Dynamic Credit
Opportunities Fund 230,737
16,300 Invesco Senior Loan ETF 361,045
3,500 Invesco Variable Rate Preferred
ETF
d
92,050
12,500 iShares S&P U.S. Preferred Stock
Index Fund
d
491,687
13,957 Ivy High Income Opportunities
Fund 196,096
1,375 Madison Covered Call & Equity
Strategy Fund 11,124
25,205 New America High Income Fund,
Inc. 232,642
17,162 Nuveen Credit Strategies Income
Fund 115,843
10,427 Nuveen Global High Income Fund 169,022
10,608 Nuveen Senior Income Fund 62,693
9,987 Nuveen Short Duration Credit
Opportunities Fund 149,705
14,291 PGIM Global High Yield Fund, Inc. 227,799
13,671 PGIM High Yield Bond Fund, Inc. 222,427
3,690 Pimco Dynamic Credit And
Mortgage Income Fund 82,582
5,804 Pioneer High Income Fund, Inc. 56,357
2,662 Royce Value Trust, Inc. 50,498
16,859 SPDR Bloomberg Barclays High
Yield Bond ETF
d
1,853,816
9,545 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF 263,251
11,272 Templeton Emerging Markets
Income Fund 89,838
3,102 Tri-Continental Corporation 105,747
5,052 Virtus Dividend, Interst & Premium
Strategy Fund
d
76,134
Shares
Registered Investment
Companies (29.4%) Value
Unaffiliated  (19.4%)- continued
5,243 Voya Asia Pacific High Dividend
Equity Income Fund $ 50,857
8,569 Voya Global Equity Dividend &
Premium Opportunity Fund 51,071
6,663 Wells Fargo Global Dividend
Opportunity Fund 38,512
20,367 Wells Fargo Income Opportunities
Fund 179,026
10,697 Western Asset High Income
Opportunity Fund, Inc. 56,480
Total 7,785,870
Affiliated  (10.0%)
402,650 Thrivent Core Emerging Markets
Debt Fund 4,006,371
Total 4,006,371
Total Registered Investment
Companies (cost $11,143,044) 11,792,241
Shares
Collateral Held for Securities
Loaned ( 6.4% ) Value
2,570,344 Thrivent Cash Management Trust 2,570,344
Total Collateral Held for
Securities Loaned
(cost $2,570,344) 2,570,344
Shares Preferred Stock ( 5.9% ) Value
Communications Services (0.5%)
7,750 AT&T, Inc., 4.750%
c
206,072
107 ViacomCBS , Inc., Convertible,
5.750% 7,932
Total 214,004
Consumer Discretionary (<0.1%)
142 International Flavors & Fragrances,
Inc., Convertible, 6.000% 7,187
Total 7,187
Consumer Staples (0.1%)
2,000 CHS, Inc., 6.750%
b,c
56,740
Total 56,740
Energy (0.4%)
10,535 Crestwood Equity Partners, LP,
9.250%
c
98,819
525 Energy Transfer, LP, 7.600%
b,c
13,125
1,415 Nustar Logistics, LP, 6.918%
b
36,252
Total 148,196
Financials (3.5%)
1,050 Aegon Funding Corporation II,
5.100% 28,213
3,500 Allstate Corporation, 5.100%
c
98,490
1,000 Bank of America Corporation,
5.000%
c
27,300
1,089 Bank of America Corporation,
5.375%
c
30,427
11 Bank of America Corporation,
Convertible, 7.250%
c
15,576

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Preferred Stock (5.9%) Value
Financials (3.5%) - continued
4,250 Capital One Financial Corporation,
5.000%
c
$ 115,472
2,000 Citigroup Capital XIII, 6.556%
b
55,800
4,900 Equitable Holdings, Inc., 5.250%
c
131,565
65 First Horizon Bank, 3.750%
a,b,c
52,975
2,000 First Horizon Corporation, 6.500%
c
56,000
2,012 GMAC Capital Trust I, 5.941%
b
50,924
1,450 J.P. Morgan Chase & Company,
4.750%
c
39,600
1,700 J.P. Morgan Chase & Company,
5.750%
c,d
48,025
1,700 Legg Mason, Inc., 5.450% 42,976
4,800 Morgan Stanley, 5.850%
b,c
141,696
4,200 Morgan Stanley, 7.125%
b,c
121,464
250 Synovus Financial Corporation,
5.875%
b,c
6,815
4,100 Truist Financial Corporation,
4.750%
c
109,142
146 Wells Fargo & Company,
Convertible, 7.500%
c
222,827
Total 1,395,287
Health Care (0.1%)
184 Boston Scientific Corporation,
Convertible, 5.500% 21,355
5 Danaher Corporation, Convertible,
5.000% 7,376
Total 28,731
Industrials (0.1%)
18 Fluor Corporation, Convertible,
6.500%
a,c,g
19,096
230 Stanley Black & Decker, Inc.,
Convertible, 5.250% 27,768
Total 46,864
Real Estate (0.4%)
4,775 Public Storage, 4.125%
c
124,389
800 Public Storage, 4.625%
c
22,032
200 Public Storage, 4.700%
c
5,598
325 Public Storage, 4.875%
c
8,976
Total 160,995
Utilities (0.8%)
141 AES Corporation, Convertible,
6.875% 15,167
77 American Electric Power
Company, Inc., Convertible,
6.125% 3,783
106 American Electric Power
Company, Inc., Convertible,
6.125% 5,431
5,750 CMS Energy Corporation,
4.200%
c,f,g
145,303
266 NextEra Energy, Inc., Convertible,
4.872% 14,936
37 NiSource, Inc., Convertible,
7.750% 3,803
4,700 Southern Company, 4.950% 126,054
Shares Preferred Stock (5.9%) Value
Utilities (0.8%) - continued
187 Southern Company, Convertible,
6.750% $ 9,468
Total 323,945
Total Preferred Stock
(cost $2,291,252) 2,381,949
Shares Common Stock ( 3.7% ) Value
Communications Services (0.2%)
97 Charter Communications, Inc.
g
69,981
357 Twitter, Inc.
g
24,565
70 ViacomCBS , Inc. 3,164
31 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
g
457
Total 98,167
Consumer Discretionary (0.2%)
630 Bloomin ' Brands, Inc.
g
17,098
7 Booking Holdings, Inc.
g
15,317
38 Burlington Stores, Inc.
g
12,236
75 Dick's Sporting Goods, Inc. 7,514
26 Expedia Group, Inc.
g
4,256
205 Ford Motor Company
g
3,046
1,354 Under Armour , Inc., Class C
g
25,144
Total 84,611
Consumer Staples (0.1%)
329 Bunge, Ltd. 25,712
Total 25,712
Energy (0.4%)
164 Cheniere Energy, Inc.
g
14,225
400 Enterprise Products Partners, LP 9,652
582 EQT Corporation
g
12,955
1,300 Kinder Morgan, Inc. 23,699
500 MPLX, LP 14,805
330 PDC Energy, Inc. 15,111
165 Pioneer Natural Resources
Company 26,816
300 TC Energy Corporation 14,856
900 Williams Companies, Inc. 23,895
Total 156,014
Financials (1.3%)
5,636 AG Mortgage Investment Trust,
Inc. 24,066
6,458 Annaly Capital Management, Inc. 57,347
1,700 Apollo Commercial Real Estate
Finance, Inc. 27,115
138 Ares Capital Corporation 2,703
532 Bank of America Corporation 21,934
3,200 BlackRock TCP Capital
Corporation 44,224
266 Blackstone Mortgage Trust, Inc. 8,483
1,900 Chimera Investment Corporation 28,614
3,484 FS KKR Capital Corporation 74,941
2,829 Golub Capital BDC, Inc. 43,623
2,611 Granite Point Mortgage Trust, Inc. 38,512
599 KKR & Company, Inc. 35,485
1,608 Sixth Street Specialty Lending, Inc. 35,682
234 Starwood Property Trust, Inc. 6,124
4,747 Two Harbors Investment
Corporation 35,887

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (3.7%) Value
Financials (1.3%) - continued
493 Wells Fargo & Company $ 22,328
Total 507,068
Health Care (0.3%)
113 Anthem, Inc. 43,144
240 Danaher Corporation 64,406
11 Illumina, Inc.
g
5,205
Total 112,755
Industrials (0.3%)
237 Chart Industries, Inc.
g
34,678
177 Fortive Corporation 12,344
159 Greenbrier Companies, Inc. 6,929
137 JetBlue Airways Corporation
g
2,299
345 Patrick Industries, Inc. 25,185
114 Southwest Airlines Company
g
6,052
102 Stanley Black & Decker, Inc. 20,909
Total 108,396
Information Technology (0.7%)
31 Akamai Technologies, Inc.
g
3,615
117 Broadcom, Ltd. 55,790
307 II-VI, Inc.
g
22,285
73 J2 Global, Inc.
g
10,041
138 Lumentum Holdings, Inc.
g
11,320
85 Microchip Technology, Inc. 12,728
209 Micron Technology, Inc.
g
17,761
117 Motorola Solutions, Inc. 25,371
984 ON Semiconductor Corporation
g
37,668
1,840 Sabre Corporation
g
22,963
10 ServiceNow , Inc.
g
5,496
145 Square, Inc.
g
35,351
188 SunPower Corporation
g
5,493
51 Teradyne, Inc. 6,832
118 Western Digital Corporation
g
8,398
Total 281,112
Materials (<0.1%)
62 International Flavors & Fragrances,
Inc. 9,263
Total 9,263
Real Estate (0.2%)
2,344 AGNC Investment Corporation 39,590
135 iSTAR Financial, Inc. 2,799
630 Lexington Realty Trust 7,529
4,394 New Residential Investment
Corporation 46,532
Total 96,450
Utilities (<0.1%)
51 NextEra Energy Partners, LP 3,894
99 NextEra Energy, Inc. 7,255
Total 11,149
Total Common Stock
(cost $1,339,457) 1,490,697
Shares Short-Term Investments ( 5.7% ) Value
Thrivent Core Short-Term Reserve
Fund
227,981 0.140% $ 2,279,812
Total Short-Term Investments
(cost $2,279,754) 2,279,812
Total Investments (cost
$41,159,481) 106.7% $42,835,814
Other Assets and Liabilities, Net
(6.7%) (2,701,970)
Total Net Assets 100.0% $40,133,844
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2021, the value of these investments was $9,338,991 or 23.3% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
June 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
d All or a portion of the security is on loan.
e Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of June 30, 2021.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Non-income producing security.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Multidimensional Income
Portfolio as of June 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 260,682
Common Stock 2,255,907
Total lending $2,516,589
Gross amount payable upon return of
collateral for securities loaned $2,570,344
Net amounts due to counterparty
$53,755
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Rate Index:
LIBOR 3M - ICE Libor USD Rate 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,947,137
Gross unrealized depreciation (288,392)
Net unrealized appreciation (depreciation) $ 1,658,745
Cost for federal income tax purposes $ 41,177,069

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing Multidimensional Income Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Basic Materials 747,959 – 747,959 –
Capital Goods 1,160,175 – 1,160,175 –
Collateralized Mortgage Obligations 76,260 – 76,260 –
Communications Services 1,760,200 – 1,760,200 –
Consumer Cyclical 2,445,054 – 2,445,054 –
Consumer Non-Cyclical 1,892,677 – 1,892,677 –
Energy 2,418,188 – 2,418,188 –
Financials 7,119,590 – 7,119,590 –
Technology 794,121 – 794,121 –
Transportation 445,845 – 445,845 –
U.S. Government & Agencies 2,622,474 – 2,622,474 –
Utilities 838,228 – 838,228 –
Registered Investment Companies
Unaffiliated 7,785,870 7,785,870 – –
Preferred Stock
Communications Services 214,004 214,004 – –
Consumer Discretionary 7,187 7,187 – –
Consumer Staples 56,740 56,740 – –
Energy 148,196 148,196 – –
Financials 1,395,287 1,342,312 52,975 –
Health Care 28,731 28,731 – –
Industrials 46,864 27,768 19,096 –
Real Estate 160,995 160,995 – –
Utilities 323,945 323,945 – –
Common Stock
Communications Services 98,167 97,710 457 –
Consumer Discretionary 84,611 84,611 – –
Consumer Staples 25,712 25,712 – –
Energy 156,014 156,014 – –
Financials 507,068 507,068 – –
Health Care 112,755 112,755 – –
Industrials 108,396 108,396 – –
Information Technology 281,112 281,112 – –
Materials 9,263 9,263 – –
Real Estate 96,450 96,450 – –
Utilities 11,149 11,149 – –
Subtotal Investments in Securities $33,979,287 $11,585,988 $22,393,299 $–
Other Investments  * Total
Affiliated Registered Investment Companies 4,006,371
Affiliated Short-Term Investments 2,279,812
Collateral Held for Securities Loaned 2,570,344
Subtotal Other Investments $8,856,527
Total Investments at Value $42,835,814
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Multidimensional Income Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Multidimensional Income
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $2,796 $1,321 $– $4,006 403 10.0%
Total Affiliated Registered Investment
Companies 2,796 4,006 10.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% 678 19,042 17,440 2,280 228 5.7
Total Affiliated Short-Term Investments 678 2,280 5.7
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 173 13,492 11,095 2,570 2,570 6.4
Total Collateral Held for Securities Loaned 173 2,570 6.4
Total Value $3,647 $8,856
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $– $(111) $– $71
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% 0 0 – 1
Total Income/Non Income Cash from Affiliated
Investments $72
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 7
Total Affiliated Income from Securities Loaned, Net $7
Total Value $0 $(111) $–

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 20.1% )
a
Value
Basic Materials (1.4%)
Ball Metalpack Finco, LLC, Term
Loan
$ 82,450
4.635%,  (LIBOR 3M +
4.500%), 7/31/2025
b
$ 81,763
Hexion, Inc., Term Loan
306,096
3.710%,  (LIBOR 3M +
3.500%), 7/1/2026
b
305,585
INEOS US Petrochem, LLC, Term
Loan
515,000
3.250%,  (LIBOR 1M +
2.750%), 1/29/2026
b
513,228
Innophos Holdings, Inc., Term
Loan
306,125
3.604%,  (LIBOR 1M +
3.500%), 2/7/2027
b
305,106
Momentive Performance Materials
USA, LLC, Term Loan
287,140
3.360%,  (LIBOR 1M +
3.250%), 5/15/2024
b
285,107
Nouryon USA, LLC, Term Loan
764,628
3.133%,  (PRIME + 1.750%),
10/1/2025
b
758,419
Pixelle Specialty Solutions, LLC,
Term Loan
539,408
7.500%,  (LIBOR 1M +
6.500%), 10/31/2024
b
539,074
Venator Finance SARL, Term Loan
383,010
3.104%,  (LIBOR 1M +
3.000%), 8/8/2024
b
379,180
Total 3,167,462
Capital Goods (2.5%)
Flex Acquisition Company, Inc.,
Term Loan
606,586
3.395%,  (LIBOR 3M +
3.250%), 6/29/2025
b
600,313
40,000
4.000%,  (LIBOR 3M +
3.500%), 3/2/2028
b
39,808
Gemini HDPE, LLC, Term Loan
473,747
3.500%,  (LIBOR 3M +
3.000%), 12/31/2027
b
472,762
GFL Environmental, Inc., Term
Loan
522,375
3.500%,  (LIBOR 1M +
3.000%), 5/31/2025
b
522,448
Mauser Packaging Solutions
Holding Company, Term Loan
431,183
3.354%,  (LIBOR 1M +
3.250%), 4/3/2024
b
420,473
MI Windows and Doors, Inc., Term
Loan
293,525
4.500%,  (LIBOR 1M +
3.750%), 12/18/2027
b
293,710
Natgasoline, LLC, Term Loan
365,625
3.625%,  (LIBOR 1M +
3.500%), 11/14/2025
b,c
364,711
Navistar, Inc., Term Loan
619,200
3.600%,  (LIBOR 1M +
3.500%), 11/6/2024
b
619,200
Pactiv Evergreen Group Holdings,
Inc., Term Loan
430,163
2.854%,  (LIBOR 1M +
2.750%), 2/5/2023
b
429,088
Principal
Amount Bank Loans (20.1%)
a
Value
Capital Goods (2.5%) - continued
$ 208,950
3.354%,  (LIBOR 1M +
3.250%), 2/5/2026
b
$ 207,458
Quikrete Holdings Inc., Term Loan
160,000
0.000%,  (LIBOR 1M +
3.000%), 6/11/2028
b,d,e
158,650
TransDigm, Inc., Term Loan
1,083,500
2.354%,  (LIBOR 1M +
2.250%), 12/9/2025
b
1,066,662
TricorBraun Holdings, Inc.,
Delayed Draw
110,176
3.250%,  (LIBOR 3M +
3.250%), 3/3/2028
b,d,e
109,309
TricorBraun Holdings, Inc., Term
Loan
489,824
3.750%,  (LIBOR 3M +
3.250%), 3/3/2028
b
485,969
Total 5,790,561
Communications Services (3.8%)
Altice France SA, Term Loan
254,400
2.936%,  (LIBOR 3M +
2.750%), 7/31/2025
b
249,841
Cablevision Lightpath, LLC, Term
Loan
477,600
3.750%,  (LIBOR 1M +
3.250%), 12/1/2027
b
477,600
CCI Buyer, Inc., Term Loan
124,687
4.750%,  (LIBOR 3M +
4.000%), 12/17/2027
b
124,821
CommScope, Inc., Term Loan
776,175
3.354%,  (LIBOR 1M +
3.250%), 4/4/2026
b
771,743
E.W. Scripps Company, Term Loan
223,800
3.750%,  (LIBOR 1M +
3.000%), 1/7/2028
b
223,520
Eagle Broadband Investments,
LLC, Term Loan
791,025
3.750%,  (LIBOR 3M +
3.000%), 11/12/2027
b
790,281
Entercom Media Corporation, Term
Loan
414,327
2.595%,  (LIBOR 1M +
2.500%), 11/17/2024
b
409,873
iHeartCommunications, Inc., Term
Loan
355,489
3.104%,  (LIBOR 1M +
3.000%), 5/1/2026
b
352,158
Intermediate Dutch Holdings, Term
Loan
299,250
4.080%,  (LIBOR 1M +
4.000%), 3/5/2028
b
299,570
Lumen Technologies, Inc., Term
Loan
269,712
2.354%,  (LIBOR 1M +
2.250%), 3/15/2027
b
265,869
Meredith Corporation, Term Loan
411,880
5.250%,  (LIBOR 3M +
4.250%), 1/31/2025
b
420,632
Metronet Systems Holdings, LLC,
Delayed Draw
26,111
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b,d,e
26,092

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (20.1%)
a
Value
Communications Services (3.8%) - continued
Metronet Systems Holdings, LLC,
Term Loan
$ 235,000
4.500%,  (LIBOR 1M +
3.750%), 6/2/2028
b
$ 234,824
NEP Group, Inc., Term Loan
609,437
3.354%,  (LIBOR 1M +
3.250%), 10/20/2025
b
592,677
Nexstar Broadcasting, Inc., Term
Loan
691,544
2.592%,  (LIBOR 1M +
2.500%), 9/19/2026
b
689,621
ORBCOMM, Inc., Term Loan
135,000
0.000%,  (LIBOR 1M +
4.250%), 6/17/2028
b,d,e
134,663
Radiate Holdco, LLC, Term Loan
1,134,300
4.250%,  (LIBOR 1M +
3.500%), 9/25/2026
b
1,134,720
Terrier Media Buyer, Inc., Term
Loan
631,825
3.604%,  (LIBOR 1M +
3.500%), 12/17/2026
b
628,312
WideOpenWest Finance, LLC,
Term Loan
585,562
4.250%,  (LIBOR 1M +
3.250%), 8/19/2023
b
583,612
Xplornet Communications, Inc.,
Term Loan
490,298
4.854%,  (LIBOR 1M +
4.750%), 6/10/2027
b
490,122
Total 8,900,551
Consumer Cyclical (3.3%)
Caesars Resort Collection, LLC,
Term Loan
635,200
4.604%,  (LIBOR 1M +
4.500%), 7/20/2025
b
636,788
Cengage Learning, Inc., Term
Loan
314,449
5.250%,  (LIBOR 1M +
4.250%), 6/7/2023
b
314,619
CP Atlas Buyer, Inc., Term Loan
394,013
4.250%,  (LIBOR 1M +
3.750%), 11/23/2027
b
392,740
Golden Entertainment, Inc., Term
Loan
896,929
3.750%,  (LIBOR 1M +
3.000%), 10/20/2024
b
890,202
Golden Nugget, LLC, Term Loan
468,876
3.250%,  (LIBOR 2M +
2.500%), 10/4/2023
b
465,087
Harbor Freight Tools USA, Inc.,
Term Loan
616,900
3.750%,  (LIBOR 1M +
3.000%), 10/19/2027
b
616,487
LCPR Loan Financing, LLC, Term
Loan
330,000
3.823%,  (LIBOR 1M +
3.750%), 10/15/2028
b
330,208
Michaels Companies, Inc., Term
Loan
545,000
5.000%,  (LIBOR 3M +
4.250%), 4/15/2028
b
546,984
Principal
Amount Bank Loans (20.1%)
a
Value
Consumer Cyclical (3.3%) - continued
Osmosis Debt Merger Sub, Inc.,
Delayed Draw
$ 11,875
0.000%,  (LIBOR 1M +
4.000%), 6/17/2028
b,d,e
$ 11,905
Osmosis Debt Merger Sub, Inc.,
Term Loan
95,000
0.000%,  (LIBOR 1M +
4.000%), 6/17/2028
b,d,e
95,238
Raptor Acquisition Corporation,
Term Loan
90,000
0.000%,  (LIBOR 1M +
4.000%), 11/1/2026
b,d,e
90,113
Scientific Games International,
Inc., Term Loan
1,544,296
2.854%,  (LIBOR 1M +
2.750%), 8/14/2024
b
1,532,713
Staples, Inc., Term Loan
168,134
4.676%,  (LIBOR 3M +
4.500%), 9/12/2024
b
165,131
301,280
5.176%,  (LIBOR 3M +
5.000%), 4/12/2026
b
293,184
Stars Group Holdings BV, Term
Loan
372,170
3.647%,  (LIBOR 3M +
3.500%), 7/10/2025
b
372,218
Tenneco, Inc., Term Loan
575,411
3.104%,  (LIBOR 1M +
3.000%), 10/1/2025
b
568,506
Truck Hero, Inc., Term Loan
109,725
4.500%,  (LIBOR 1M +
3.750%), 2/24/2028
b
109,670
Wyndham Hotels & Resorts, Inc.,
Term Loan
330,650
1.854%,  (LIBOR 1M +
1.750%), 5/30/2025
b
327,757
Total 7,759,550
Consumer Non-Cyclical (3.7%)
Adient US, LLC, Term Loan
145,000
3.604%,  (LIBOR 1M +
3.500%), 4/8/2028
b
144,955
Bausch Health Americas, Inc.,
Term Loan
898,163
3.104%,  (LIBOR 1M +
3.000%), 6/1/2025
b
894,014
Blue Ribbon, LLC, Term Loan
149,063
6.750%,  (LIBOR 3M +
6.000%), 5/7/2028
b
146,901
Chobani, LLC, Term Loan
248,125
4.500%,  (LIBOR 1M +
3.500%), 10/23/2027
b
248,539
City Brewing Company, LLC, Term
Loan
220,000
4.250%,  (LIBOR 3M +
3.500%), 4/5/2028
b,c
220,825
CNT Holdings I Corporation, Term
Loan
319,200
4.500%,  (LIBOR 3M +
3.750%), 11/8/2027
b
319,200
90,000
7.500%,  (LIBOR 3M +
6.750%), 11/6/2028
b,c
91,125

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (20.1%)
a
Value
Consumer Non-Cyclical (3.7%) - continued
Dole Food Company, Inc., Term
Loan
$ 598,789
3.750%,  (LIBOR 1M +
2.750%), 4/6/2024
b
$ 598,041
Endo Luxembourg Finance
Company I Sarl, Term Loan
244,387
5.750%,  (LIBOR 3M +
5.000%), 3/25/2028
b
235,453
Gainwell Acquistion Corporation,
Term Loan
528,672
4.750%,  (LIBOR 3M +
4.000%), 10/1/2027
b
529,861
Global Medical Response, Inc.,
Term Loan
164,475
5.250%,  (LIBOR 3M +
4.250%), 3/14/2025
b
164,797
1,442,383
5.750%,  (LIBOR 3M +
4.750%), 10/2/2025
b
1,447,792
Lonza Specialty Ingredients, Term
Loan
240,000
0.000%,  (LIBOR 1M +
4.000%), 5/14/2028
b,d,e
240,130
MPH Acquisition Holdings, LLC,
Term Loan
1,072,612
3.750%,  (LIBOR 3M +
2.750%), 6/7/2023
b
1,069,448
Ortho-Clinical Diagnostics SA,
Term Loan
671,906
3.089%,  (LIBOR 1M +
3.000%), 6/30/2025
b
671,187
PetSmart, Inc., Term Loan
760,000
4.500%,  (LIBOR 3M +
3.750%), 2/12/2028
b
760,190
Precision Medicine Group, LLC,
Delayed Draw
61,731
3.750%,  (LIBOR 1M +
3.000%), 11/20/2027
b,d,e
61,499
Precision Medicine Group, LLC,
Term Loan
470,903
3.750%,  (LIBOR 3M +
3.000%), 11/20/2027
b
469,137
Sotera Health Holdings, LLC, Term
Loan
309,000
3.250%,  (LIBOR 3M +
2.750%), 12/13/2026
b
307,585
Total 8,620,679
Energy (<0.1%)
Lealand Finance Company BV,
Term Loan
132,860
0.000%,PIK 3.000%, (LIBOR
1M + 4.000%), 6/30/2025
b,f
59,013
Total 59,013
Financials (1.2%)
Asurion, LLC, Term Loan
208,950
3.354%,  (LIBOR 1M +
3.250%), 12/23/2026
b
206,470
678,300
3.354%,  (LIBOR 1M +
3.250%), 8/3/2027
b
670,384
415,000
5.354%,  (LIBOR 1M +
5.250%), 2/3/2028
b
417,938
Principal
Amount Bank Loans (20.1%)
a
Value
Financials (1.2%) - continued
Digicel International Finance, Ltd.,
Term Loan
$ 398,964
3.430%,  (LIBOR 3M +
3.250%), 5/27/2024
b
$ 382,259
MoneyGram International, Inc.,
Term Loan
341,842
7.000%,  (LIBOR 1M +
6.000%), 6/30/2023
b
344,772
NCR Corporation, Term Loan
518,075
2.690%,  (LIBOR 3M +
2.500%), 8/28/2026
b,c
511,599
Northriver Midstream Finance, LP,
Term Loan
261,525
3.452%,  (LIBOR 3M +
3.250%), 10/1/2025
b
259,127
Total 2,792,549
Technology (2.3%)
Clear Channel Outdoor Holdings,
Inc., Term Loan
465,641
3.686%,  (LIBOR 3M +
3.500%), 8/21/2026
b
454,195
Crown Subsea Communications
Holding, Inc., Term Loan
503,425
5.750%,  (LIBOR 1M +
5.000%), 4/27/2027
b
506,360
Gogo Intermediate Holdings, LLC,
Term Loan
455,000
4.500%,  (LIBOR 3M +
3.750%), 4/30/2028
b
453,863
Lummus Technology Holdings V,
LLC, Term Loan
329,175
3.604%,  (LIBOR 1M +
3.500%), 6/30/2027
b
326,999
Prime Security Services Borrower,
LLC, Term Loan
1,431,412
3.500%,  (LIBOR 3M +
2.750%), 9/23/2026
b
1,429,852
Rackspace Technology Global,
Inc., Term Loan
922,687
3.500%,  (LIBOR 3M +
2.750%), 2/9/2028
b
917,188
Redstone Holdco 2 LP, Delayed
Draw
76,492
5.500%,  (LIBOR 1M +
4.750%), 4/27/2028
b,d,e
76,237
56,508
0.000%,  (LIBOR 1M +
7.750%), 4/27/2029
b,d,e
55,425
Redstone Holdco 2 LP, Term Loan
195,440
5.500%,  (LIBOR 3M +
4.750%), 4/27/2028
b
194,789
98,545
8.500%,  (LIBOR 3M +
7.750%), 4/27/2029
b
96,656
SS&C Technologies, Inc., Term
Loan
72,159
1.854%,  (LIBOR 1M +
1.750%), 4/16/2025
b
71,257
55,846
1.854%,  (LIBOR 1M +
1.750%), 4/16/2025
b
55,148

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans (20.1%)
a
Value
Technology (2.3%) - continued
Zayo Group Holdings, Inc., Term
Loan
$ 877,428
3.104%,  (LIBOR 1M +
3.000%), 3/9/2027
b
$ 867,627
Total 5,505,596
Transportation (1.1%)
American Airlines, Inc., Term Loan
870,000
5.500%,  (LIBOR 3M +
4.750%), 4/20/2028
b
906,322
Genesee & Wyoming, Inc., Term
Loan
612,250
2.147%,  (LIBOR 3M +
2.000%), 12/30/2026
b
607,830
Hertz Corporation, Term Loan
75,000
0.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b,d,e
74,906
14,135
0.000%,  (LIBOR 1M +
3.500%), 6/30/2028
b,d,e
14,117
Mileage Plus Holdings, LLC, Term
Loan
335,000
6.250%,  (LIBOR 3M +
5.250%), 6/20/2027
b
357,499
SkyMiles IP, Ltd., Term Loan
420,000
4.750%,  (LIBOR 3M +
3.750%), 10/20/2027
b
443,390
United Airlines, Inc., Term Loan
284,287
4.500%,  (LIBOR 3M +
3.750%), 4/21/2028
b
287,761
Total 2,691,825
Utilities (0.8%)
Advanced Drainage Systems, Inc.,
Term Loan
105,371
2.375%,  (LIBOR 1M +
2.250%), 9/24/2026
b
105,734
Core and Main, LP, Term Loan
450,068
3.750%,  (LIBOR 1M +
2.750%), 8/1/2024
b
449,366
EnergySolutions, LLC, Term Loan
271,969
4.750%,  (LIBOR 3M +
3.750%), 5/11/2025
b
269,674
Exgen Renewables IV, LLC, Term
Loan
80,000
3.500%,  (LIBOR 3M +
2.500%), 12/15/2027
b
79,933
Osmose Utilities Services, Inc.,
Term Loan
60,000
0.000%,  (LIBOR 1M +
3.250%), 6/17/2028
b,d,e
59,700
PG&E Corporation, Term Loan
820,855
3.500%,  (LIBOR 3M +
3.000%), 6/23/2025
b
809,058
Total 1,773,465
Total Bank Loans
(cost $46,851,830) 47,061,251
Principal
Amount Long-Term Fixed Income ( 58.6% ) Value
Asset-Backed Securities (4.1%)
510 Asset Backed 2021-NPL1
Trust
$ 200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
c,g,h
$ 200,000
522 Funding CLO, Ltd.
375,000
2.588%,  (LIBOR 3M +
2.400%), 4/20/2030, Ser.
2019-4A, Class CR
b,g
374,810
450,000
1.141%,  (LIBOR 3M +
1.040%), 10/20/2031, Ser.
2018-3A, Class AR
b,g
450,000
350,000
4.023%,  (LIBOR 3M +
3.850%), 10/23/2033, Ser.
2020-6A, Class D
b,g
350,866
Arch Street CLO, Ltd.
275,000
3.638%,  (LIBOR 3M +
3.450%), 10/20/2028, Ser.
2016-2A, Class DR2
b,g
275,004
Ares LVII CLO, Ltd.
300,000
4.526%,  (LIBOR 3M +
4.350%), 10/25/2031, Ser.
2020-57A, Class D
b,g
301,047
Babson CLO, Ltd.
500,000
3.088%,  (LIBOR 3M +
2.900%), 7/20/2029, Ser.
2018-3A, Class D
b,g
491,375
Benefit Street Partners CLO II, Ltd.
300,000
2.084%,  (LIBOR 3M +
1.900%), 7/15/2029, Ser.
2013-IIA, Class BR2
b,g
296,218
Cent CLO, LP
875,000
2.476%,  (LIBOR 3M +
2.300%), 10/25/2028, Ser.
2018-27A, Class B
b,g
875,132
College Ave Student Loans, LLC
125,588
1.742%,  (LIBOR 1M +
1.650%), 11/26/2046, Ser.
2017-A, Class A1
b,g
127,942
Conn's Receivables Funding
33,320
1.710%,  6/16/2025, Ser.
2020-A, Class A
g
33,348
Countrywide Asset-Backed
Certificates
5
5.530%,  4/25/2047, Ser.
2007-4, Class A2
b
0
Dryden 36 Senior Loan Fund
275,000
2.234%,  (LIBOR 3M +
2.050%), 4/15/2029, Ser.
2014-36A, Class CR3
b,g
275,019
Education Funding Trust
438,231
2.790%,  7/25/2041, Ser.
2020-A, Class A
g
449,438
Foundation Finance Trust
59,254
3.300%,  7/15/2033, Ser.
2017-1A, Class A
g
60,116
Freedom ABS Trust
100,824
2.520%,  3/18/2027, Ser.
2020-FP1, Class A
g
101,333
Galaxy XIX CLO, Ltd.
125,000
2.026%,  (LIBOR 3M +
1.850%), 7/24/2030, Ser.
2015-19A, Class BRR
b,g
125,004

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.6%) Value
Asset-Backed Securities (4.1%) - continued
Harley Marine Financing, LLC
$ 248,042
5.682%,  5/15/2043, Ser.
2018-1A, Class A2
g
$ 240,260
Longfellow Place CLO, Ltd.
400,000
2.484%,  (LIBOR 3M +
2.300%), 4/15/2029, Ser.
2013-1A, Class CR3
b,g
400,033
Mountain View CLO, Ltd.
425,000
2.534%,  (LIBOR 3M +
2.350%), 10/16/2029, Ser.
2017-1A, Class CR
b,g
421,827
Octagon Investment Partners 50,
Ltd.
400,000
4.484%,  (LIBOR 3M +
4.300%), 10/15/2033, Ser.
2020-4A, Class D
b,g
401,137
OHA Credit Funding 1, Ltd.
360,000
1.638%,  (LIBOR 3M +
1.450%), 10/20/2030, Ser.
2018-1A, Class A2
b,g
360,029
OZLM IX, Ltd.
550,000
1.738%,  (LIBOR 3M +
1.550%), 10/20/2031, Ser.
2014-9A, Class A1BR
b,g
550,102
Palmer Square Loan Funding, Ltd.
250,000
2.438%,  (LIBOR 3M +
2.250%), 4/20/2027, Ser.
2019-1A, Class B
b,g
250,069
Saxon Asset Securities Trust
120,405
4.201%,  8/25/2035, Ser.
2004-2, Class MF2
b
119,432
Sound Point CLO XXI, Ltd.
700,000
1.626%,  (LIBOR 3M +
1.450%), 10/26/2031, Ser.
2018-3A, Class A1B
b,g
700,063
TCI-Flatiron CLO, Ltd.
710,000
2.390%,  (LIBOR 3M +
2.200%), 1/17/2032, Ser.
2016-1A, Class CR2
b,g
712,016
THL Credit Wind River CLO, Ltd.
325,000
3.034%,  (LIBOR 3M +
2.850%), 7/15/2028, Ser.
2016-1A, Class DR
b,g
324,250
VCAT Asset Securitization, LLC
100,000
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
g,h
99,937
Wind River CLO, Ltd.
200,000
2.119%,  (LIBOR 3M +
2.000%), 7/20/2030, Ser.
2013-1A, Class BRR
b,g
200,062
Total 9,565,869
Basic Materials (1.5%)
Air Products and Chemicals, Inc.
23,000 1.500%,  10/15/2025 23,547
Alcoa Nederland Holding BV
170,000 5.500%,  12/15/2027
g
184,416
Anglo American Capital plc
42,000 2.250%,  3/17/2028
g
42,465
BWAY Holding Company
95,000 5.500%,  4/15/2024
g
95,950
Principal
Amount Long-Term Fixed Income (58.6%) Value
Basic Materials (1.5%) - continued
Chemours Company
$ 115,000 5.750%,  11/15/2028
g
$ 123,024
Cleveland-Cliffs, Inc.
95,000 5.875%,  6/1/2027 99,869
80,000 4.625%,  3/1/2029
g
84,182
60,000 4.875%,  3/1/2031
g
63,000
Consolidated Energy Finance SA
105,000 6.875%,  6/15/2025
g
106,960
DuPont de Nemours, Inc.
42,000 4.725%,  11/15/2028 50,074
EI du Pont de Nemours &
Company
35,000 1.700%,  7/15/2025 35,894
First Quantum Minerals, Ltd.
130,000 7.500%,  4/1/2025
g
134,875
90,000 6.875%,  10/15/2027
g
98,073
Freeport-McMoRan, Inc.
140,000 4.125%,  3/1/2028 146,125
170,000 4.250%,  3/1/2030 182,112
Glencore Funding, LLC
63,000 4.000%,  3/27/2027
g
69,826
Hecla Mining Company
45,000 7.250%,  2/15/2028 49,162
Hudbay Minerals, Inc.
110,000 4.500%,  4/1/2026
g
110,413
Ingevity Corporation
160,000 3.875%,  11/1/2028
g
158,800
Kraton Polymers, LLC
145,000 4.250%,  12/15/2025
g
147,900
LYB International Finance III, LLC
59,000 1.250%,  10/1/2025 58,853
Mercer International, Inc.
105,000 5.125%,  2/1/2029
g
108,045
Mosaic Company
19,000 3.250%,  11/15/2022 19,668
63,000 4.050%,  11/15/2027 70,634
Novelis Corporation
140,000 5.875%,  9/30/2026
g
145,636
40,000 4.750%,  1/30/2030
g
42,000
Nucor Corporation
20,000 2.000%,  6/1/2025 20,695
Nutrien, Ltd.
42,000 4.000%,  12/15/2026 47,327
OCI NV
168,000 4.625%,  10/15/2025
g
175,193
Olin Corporation
195,000 5.125%,  9/15/2027 202,800
SCIH Salt Holdings, Inc.
110,000 4.875%,  5/1/2028
g
109,987
Steel Dynamics, Inc.
25,000 2.400%,  6/15/2025 26,142
Syngenta Finance NV
83,000 5.182%,  4/24/2028
g
94,852
United States Steel Corporation
135,000 6.875%,  3/1/2029 144,450
Venator Finance SARL
120,000 5.750%,  7/15/2025
g
117,900
Westlake Chemical Corporation
42,000 3.600%,  8/15/2026 45,775

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.6%) Value
Basic Materials (1.5%) - continued
Xstrata Finance Canada, Ltd.
$ 57,000 4.950%,  11/15/2021
g
$ 57,933
Total 3,494,557
Capital Goods (2.3%)
AECOM
180,000 5.125%,  3/15/2027 200,768
Amsted Industries, Inc.
120,000 5.625%,  7/1/2027
g
126,450
Ardagh Packaging Finance plc
60,000 6.000%,  2/15/2025
g
61,890
160,000 5.250%,  8/15/2027
g
163,200
Boeing Company
94,000 4.875%,  5/1/2025 105,324
61,000 2.196%,  2/4/2026 61,583
63,000 3.250%,  3/1/2028 66,101
84,000 5.150%,  5/1/2030 99,469
Bombardier, Inc.
110,000 7.500%,  3/15/2025
g
113,119
35,000 7.125%,  6/15/2026
g
36,645
100,000 7.875%,  4/15/2027
g
103,750
Brand Industrial Services, Inc.
55,000 8.500%,  7/15/2025
g
55,920
BWAY Holding Company
110,000 7.250%,  4/15/2025
g
107,800
Carrier Global Corporation
63,000 2.722%,  2/15/2030 65,313
Caterpillar Financial Services
Corporation
41,000 1.450%,  5/15/2025 42,013
CNH Industrial Capital, LLC
25,000 1.950%,  7/2/2023 25,628
Cornerstone Building Brands, Inc.
140,000 6.125%,  1/15/2029
g
150,150
Covanta Holding Corporation
120,000 6.000%,  1/1/2027 124,800
25,000 5.000%,  9/1/2030 26,250
CP Atlas Buyer, Inc.
100,000 7.000%,  12/1/2028
g
103,625
Crown Cork & Seal Company, Inc.
170,000 7.375%,  12/15/2026 208,250
General Electric Company
133,000
3.449%,  (LIBOR 3M +
3.330%), 9/15/2021
b,i
130,340
42,000 3.625%,  5/1/2030 46,833
GFL Environmental, Inc.
40,000 4.000%,  8/1/2028
g
39,514
105,000 3.500%,  9/1/2028
g
104,738
H&E Equipment Services, Inc.
120,000 3.875%,  12/15/2028
g
118,080
Honeywell International, Inc.
41,000 1.350%,  6/1/2025 41,756
Howmet Aerospace, Inc.
140,000 6.875%,  5/1/2025 162,957
Huntington Ingalls Industries, Inc.
63,000 4.200%,  5/1/2030 71,953
Jeld-Wen, Inc.
90,000 4.625%,  12/15/2025
g
91,688
50,000 4.875%,  12/15/2027
g
51,961
Principal
Amount Long-Term Fixed Income (58.6%) Value
Capital Goods (2.3%) - continued
John Deere Capital Corporation
$ 45,000 2.050%,  1/9/2025 $ 47,052
63,000 1.500%,  3/6/2028 62,618
KBR, Inc., Convertible
70,000 2.500%,  11/1/2023 109,760
Meritage Homes Corporation
63,000 3.875%,  4/15/2029
g
65,205
Meritor, Inc.
75,000 4.500%,  12/15/2028
g
76,031
NESCO Holdings II, Inc.
35,000 5.500%,  4/15/2029
g
36,531
Otis Worldwide Corporation
61,000 2.056%,  4/5/2025 63,375
Owens-Brockway Glass Container,
Inc.
95,000 5.875%,  8/15/2023
g
102,445
Parker-Hannifin Corporation
42,000 2.700%,  6/14/2024 44,252
Patrick Industries, Inc., Convertible
79,000 1.000%,  2/1/2023 85,221
Raytheon Technologies
Corporation
42,000 4.125%,  11/16/2028 48,324
Republic Services, Inc.
42,000 3.950%,  5/15/2028 47,779
Roper Technologies, Inc.
39,000 2.350%,  9/15/2024 40,902
41,000 1.000%,  9/15/2025 40,792
Siemens
Financieringsmaatschappij NV
63,000 1.700%,  3/11/2028
g
63,370
SRM Escrow Issuer, LLC
165,000 6.000%,  11/1/2028
g
174,900
Standard Industries, Inc.
175,000 4.375%,  7/15/2030
g
180,469
Sunpower Corporation,
Convertible
18,000 4.000%,  1/15/2023 25,403
Textron, Inc.
63,000 3.650%,  3/15/2027 69,790
Titan Acquisition, Ltd.
45,000 7.750%,  4/15/2026
g
46,631
TransDigm, Inc.
105,000 6.250%,  3/15/2026
g
110,775
325,000 5.500%,  11/15/2027 338,813
20,000 4.625%,  1/15/2029
g
20,007
United Rentals North America, Inc.
150,000 4.875%,  1/15/2028 159,075
100,000 4.000%,  7/15/2030 103,000
United Technologies Corporation
63,000 3.950%,  8/16/2025 70,068
W.W. Grainger, Inc.
41,000 1.850%,  2/15/2025 42,445
Waste Pro USA, Inc.
55,000 5.500%,  2/15/2026
g
56,774
WESCO Distribution, Inc.
120,000 7.250%,  6/15/2028
g
133,662
Total 5,373,337

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.6%) Value
Collateralized Mortgage Obligations (6.2%)
Banc of America Alternative Loan
Trust
$ 144,758
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 $ 144,126
Banc of America Funding Trust
163,322
5.500%,  1/25/2036, Ser.
2005-8, Class 1A1 159,775
Banc of America Mortgage
Securities Trust
163,132
2.604%,  9/25/2035, Ser.
2005-H, Class 3A1
b
163,992
Bear Stearns Adjustable Rate
Mortgage Trust
99,913
1.917%,  1/25/2034, Ser.
2003-8, Class 5A
b
95,335
39,338
2.410%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
b
40,091
Bellemeade Re, Ltd.
317,360
1.692%,  (LIBOR 1M +
1.600%), 4/25/2028, Ser.
2018-1A, Class M1B
b,g
317,564
51,175
3.492%,  (LIBOR 1M +
3.400%), 6/25/2030, Ser.
2020-1A, Class M1B
b,g
51,194
32,392
2.392%,  (LIBOR 1M +
2.300%), 8/26/2030, Ser.
2020-2A, Class M1A
b,g
32,406
Business Jet Securities, LLC
140,077
2.981%,  11/15/2035, Ser.
2020-1A, Class A
g
142,606
ChaseFlex Trust
193,504
6.500%,  2/25/2035, Ser.
2005-1, Class 1A5 181,782
CHL Mortgage Pass-Through Trust
177,037
2.764%,  11/20/2035, Ser.
2005-HYB7, Class 6A1
b
162,702
117,548
2.586%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
b
121,879
85,639
6.000%,  4/25/2037, Ser.
2007-3, Class A18 63,196
CIM Trust
139,815
5.000%,  12/25/2057, Ser.
2018-R3, Class A1
b,g
147,477
Citigroup Mortgage Loan Trust,
Inc.
424,798
2.880%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
b
424,479
Countrywide Alternative Loan Trust
111,442
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 110,397
160,165
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 146,908
63,242
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 58,569
23,096
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 22,225
Countrywide Home Loan
Mortgage Pass Through Trust
92,622
2.605%,  11/25/2035, Ser.
2005-22, Class 2A1
b
88,205
Principal
Amount Long-Term Fixed Income (58.6%) Value
Collateralized Mortgage Obligations (6.2%) -
continued
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
$ 155,496
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 $ 156,634
Eagle Re, Ltd.
451,174
1.892%,  (LIBOR 1M +
1.800%), 4/25/2029, Ser.
2019-1, Class M1B
b,g
452,662
Federal Home Loan Mortgage
Corporation
549,510
3.500%,  8/15/2035, Ser.
345, Class C8
j
61,514
Federal Home Loan Mortgage
Corporation - REMIC
470,867
3.000%,  5/15/2027, Ser.
4046, Class GI
j
24,138
391,614
3.000%,  7/15/2027, Ser.
4084, Class NI
j
22,629
537,538
3.500%,  10/15/2032, Ser.
4119, Class KI
j
63,059
641,121
3.000%,  4/15/2033, Ser.
4203, Class DI
j
46,452
Federal National Mortgage
Association - REMIC
344,114
3.000%,  7/25/2027, Ser.
2012-73, Class DI
j
17,755
552,941
3.000%,  7/25/2027, Ser.
2012-74, Class AI
j
25,543
806,311
3.000%,  8/25/2027, Ser.
2012-95, Class HI
j
35,988
1,230,181
3.000%,  11/25/2027, Ser.
2012-121, Class BI
j
76,627
723,431
3.000%,  12/25/2027, Ser.
2012-139, Class DI
j
35,845
322,447
2.500%,  1/25/2028, Ser.
2012-152, Class AI
j
16,190
942,368
3.000%,  1/25/2028, Ser.
2012-147, Class EI
j
47,461
1,386,018
3.000%,  3/25/2028, Ser.
2013-18, Class IL
j
69,258
582,132
2.500%,  6/25/2028, Ser.
2013-87, Class IW
j
31,221
687,823
3.000%,  11/25/2031, Ser.
2013-69, Class IO
j
33,498
425,153
3.000%,  2/25/2033, Ser.
2013-1, Class YI
j
41,903
4,814,888
1.500%,  2/25/2036, Ser.
2021-1, Class IY
j
311,088
2,587,590
1.500%,  2/25/2036, Ser.
2021-3, Class UI
j
140,767
First Horizon Alternative Mortgage
Securities Trust
56,770
2.515%,  7/25/2035, Ser.
2005-AA5, Class 2A1
b
55,486
FWD Securitization Trust
261,280
2.810%,  6/25/2049, Ser.
2019-INV1, Class A1
b,g
267,122
Genworth Mortgage Insurance
Corporation
105,525
1.992%,  (LIBOR 1M +
1.900%), 11/26/2029, Ser.
2019-1, Class M1
b,g
105,525

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.6%) Value
Collateralized Mortgage Obligations (6.2%) -
continued
$ 200,000
2.142%,  (LIBOR 1M +
2.050%), 10/25/2033, Ser.
2021-2, Class M1A
b,g
$ 200,815
GMAC Mortgage Corporation
Loan Trust
67,574
3.095%,  5/25/2035, Ser.
2005-AR2, Class 4A
b
65,692
16,953
0.592%,  (LIBOR 1M +
0.500%), 8/25/2035, Ser.
2005-HE1, Class A2
b,k
23,599
8,383
3.445%,  9/19/2035, Ser.
2005-AR5, Class 5A1
b
7,779
GSAA Home Equity Trust
76,740
4.551%,  8/25/2034, Ser.
2004-10, Class M2 79,443
Home Equity Asset Trust
315,329
1.412%,  (LIBOR 1M +
1.320%), 8/25/2033, Ser.
2003-2, Class M1
b
318,245
IndyMac IMJA Mortgage Loan
Trust
89,155
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 57,771
IndyMac INDA Mortgage Loan
Trust
642,189
3.051%,  8/25/2036, Ser.
2006-AR1, Class A1
b
607,118
IndyMac INDX Mortgage Loan
Trust
608,405
0.512%,  (LIBOR 1M +
0.420%), 4/25/2046, Ser.
2006-AR2, Class 1A1B
b
575,813
J.P. Morgan Alternative Loan Trust
73,485
6.500%,  3/25/2036, Ser.
2006-S1, Class 1A19 58,971
J.P. Morgan Mortgage Trust
53,423
6.500%,  1/25/2035, Ser.
2005-S1, Class 1A2 58,260
58,889
2.829%,  7/25/2035, Ser.
2007-A1, Class 2A1
b
60,567
Legacy Mortgage Asset Trust
426,146
3.250%,  2/25/2060, Ser.
2020-GS4, Class A1
g,h
428,906
Long Beach Mortgage Loan Trust
303,964
1.592%,  (LIBOR 1M +
1.500%), 9/25/2034, Ser.
2004-5, Class M3
b
313,178
Master Asset Securitization Trust
346,262
0.592%,  (LIBOR 1M +
0.500%), 6/25/2036, Ser.
2006-2, Class 2A2
b
70,841
MASTR Alternative Loans Trust
60,191
5.000%,  3/25/2055, Ser.
2004-10, Class 3A1 60,807
Merrill Lynch Alternative Note
Asset Trust
91,420
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 57,354
Merrill Lynch Mortgage Investors
Trust
188,624
2.975%,  6/25/2035, Ser.
2005-A5, Class M1
b
116,181
Principal
Amount Long-Term Fixed Income (58.6%) Value
Collateralized Mortgage Obligations (6.2%) -
continued
New York Mortgage Trust
$ 132,990
2.944%,  10/25/2060, Ser.
2020-SP2, Class A1
b,g
$ 133,768
Oaktown Re II, Ltd.
51,638
1.642%,  (LIBOR 1M +
1.550%), 7/25/2028, Ser.
2018-1A, Class M1
b,g
51,650
Oaktown Re III, Ltd.
35,286
1.492%,  (LIBOR 1M +
1.400%), 7/25/2029, Ser.
2019-1A, Class M1A
b,g
35,296
Palmer Square Loan Funding, Ltd.
300,000
1.878%,  (LIBOR 3M +
1.750%), 7/20/2029, Ser.
2021-3A, Class B
b,e,g
300,000
Preston Ridge Partners Mortgage
Trust, LLC
465,394
3.500%,  10/25/2024, Ser.
2019-GS1, Class A1
b,g
467,869
329,654
4.750%,  10/25/2024, Ser.
2019-GS1, Class A2
b,g
331,505
220,062
3.671%,  8/25/2025, Ser.
2020-2, Class A1
g,h
221,553
Pretium Mortgage Credit Partners,
LLC
225,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
c,g,h
225,000
Radnor RE, Ltd.
37,290
1.492%,  (LIBOR 1M +
1.400%), 3/25/2028, Ser.
2018-1, Class M1
b,g
37,298
RCO Mortgage, LLC
246,061
3.475%,  11/25/2024, Ser.
2019-2, Class A1
g,h
246,625
Renaissance Home Equity Loan
Trust
221,904
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
h
123,665
Residential Accredit Loans, Inc.
Trust
196,394
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 193,787
76,232
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 74,272
139,051
5.750%,  4/25/2037, Ser.
2007-QS6, Class A28 133,494
83,872
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 82,401
Residential Asset Securitization
Trust
379,241
5.500%,  4/25/2035, Ser.
2005-A1, Class A3 392,197
Silver Hill Trust
272,356
3.102%,  11/25/2049, Ser.
2019-SBC1, Class A1
b,g
278,901
Stanwich Mortgage Loan Trust
180,675
3.475%,  11/16/2024, Ser.
2019-NPB2, Class A1
g,h
181,084
Starwood Mortgage Residential
Trust
400,000
3.970%,  4/25/2060, Ser.
2020-2, Class A2
b,g
412,929

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.6%) Value
Collateralized Mortgage Obligations (6.2%) -
continued
Structured Asset Mortgage
Investments, Inc.
$ 124,058
0.712%,  (LIBOR 1M +
0.620%), 12/25/2035, Ser.
2005-AR4, Class A1
b
$ 119,637
Toorak Mortgage Corporation
450,000
2.734%,  3/25/2023, Ser.
2020-1, Class A1
g,h
452,360
Vericrest Opportunity Loan
Transferee
350,000
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
g,h
348,365
400,000
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
g,h
399,044
200,000
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
g,h
199,890
250,000
4.949%,  4/25/2051, Ser.
2021-NPL7, Class A2
g,h
249,799
325,000
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
g,h
324,546
Wachovia Asset Securitization, Inc.
122,381
0.232%,  (LIBOR 1M +
0.140%), 7/25/2037, Ser.
2007-HE1, Class A
b,g,k
114,123
WaMu Mortgage Pass Through
Certificates
101,454
3.048%,  10/25/2036, Ser.
2006-AR12, Class 1A1
b
101,878
250,090
0.987%,  (12 MTA + 0.880%),
10/25/2046, Ser. 2006-AR13,
Class 1A
b
235,012
Washington Mutual Mortgage
Pass-Through Certificates
125,322
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 125,249
Wells Fargo Home Equity Trust
109,266
0.592%,  (LIBOR 1M +
0.750%), 4/25/2034, Ser.
2004-1, Class M1
b
106,532
Total 14,674,342
Commercial Mortgage-Backed Securities (0.2%)
BFLD Trust
325,000
1.773%,  (LIBOR 1M +
1.700%), 10/15/2035, Ser.
2020-EYP, Class B
b,g
327,445
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,499,811
2.080%,  1/25/2031, Ser.
KLU3, Class X1
b,j,k
209,467
Total 536,912
Communications Services (3.7%)
Altice France SA
45,000 8.125%,  2/1/2027
g
49,027
110,000 5.125%,  7/15/2029
g
110,539
AMC Networks, Inc.
135,000 4.250%,  2/15/2029 136,181
American Tower Corporation
49,000 3.375%,  5/15/2024 52,406
Principal
Amount Long-Term Fixed Income (58.6%) Value
Communications Services (3.7%) - continued
$ 84,000 4.400%,  2/15/2026 $ 94,843
63,000 3.800%,  8/15/2029 70,196
AT&T, Inc.
86,000 4.450%,  4/1/2024 93,907
84,000 1.700%,  3/25/2026 84,888
63,000 4.300%,  2/15/2030 72,817
Cable One, Inc., Convertible
17,000 1.125%,  3/15/2028
g
17,289
CCO Holdings, LLC
155,000 5.500%,  5/1/2026
g
160,254
190,000 5.125%,  5/1/2027
g
199,291
125,000 4.750%,  3/1/2030
g
132,188
CCOH Safari, LLC
92,000 5.750%,  2/15/2026
g
95,088
Cengage Learning, Inc.
155,000 9.500%,  6/15/2024
g
158,681
Charter Communications
Operating, LLC
60,000 4.500%,  2/1/2024 65,350
59,000 4.908%,  7/23/2025 66,842
63,000 5.050%,  3/30/2029 74,415
Clear Channel Worldwide
Holdings, Inc.
135,000 7.750%,  4/15/2028
g,l
141,415
Comcast Corporation
39,000 3.700%,  4/15/2024 42,290
39,000 3.950%,  10/15/2025 43,699
50,000 2.350%,  1/15/2027 52,444
105,000 3.400%,  4/1/2030 115,904
Consolidated Communications,
Inc.
60,000 5.000%,  10/1/2028
g
60,825
Crown Castle International
Corporation
42,000 3.800%,  2/15/2028 46,665
CSC Holdings, LLC
95,000 5.375%,  2/1/2028
g
100,505
220,000 4.125%,  12/1/2030
g
218,625
Cumulus Media New Holdings,
Inc.
100,000 6.750%,  7/1/2026
g,l
104,625
Deutsche Telekom International
Finance BV
34,000 2.485%,  9/19/2023
g
35,355
Discovery Communications, LLC
40,000 2.950%,  3/20/2023 41,621
DISH DBS Corporation
95,000 7.375%,  7/1/2028 102,232
Entercom Media Corporation
100,000 6.500%,  5/1/2027
g
104,000
Fox Corporation
73,000 4.030%,  1/25/2024 79,082
42,000 4.709%,  1/25/2029 49,310
Front Range BidCo, Inc.
150,000 4.000%,  3/1/2027
g
148,968
100,000 6.125%,  3/1/2028
g
102,125
Frontier Communications
Corporation
85,000 5.875%,  10/15/2027
g
91,056
GCI, LLC
110,000 4.750%,  10/15/2028
g
112,585

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.6%) Value
Communications Services (3.7%) - continued
Hughes Satellite Systems
Corporation
$ 60,000 6.625%,  8/1/2026 $ 67,275
iHeartCommunications, Inc.
110,000 4.750%,  1/15/2028
g
113,163
LCPR Senior Secured Financing
DAC
115,000 6.750%,  10/15/2027
g
123,936
Level 3 Financing, Inc.
115,000 4.625%,  9/15/2027
g
119,361
280,000 4.250%,  7/1/2028
g
284,133
Ligado Networks, LLC
59,452
0.000%,PIK 15.500%,
11/1/2023
f,g
58,586
Netflix, Inc.
41,000 5.875%,  2/15/2025 47,379
310,000 4.875%,  4/15/2028 360,375
Nexstar Escrow Corporation
155,000 5.625%,  7/15/2027
g
164,300
NTT Finance Corporation
51,000 1.162%,  4/3/2026
g
50,883
Omnicom Group, Inc.
63,000 4.200%,  6/1/2030 72,730
Radiate Holdco, LLC
65,000 6.500%,  9/15/2028
g
68,292
Scripps Escrow II, Inc.
55,000 5.375%,  1/15/2031
g
54,826
Scripps Escrow, Inc.
70,000 5.875%,  7/15/2027
g
72,475
SFR Group SA
200,000 7.375%,  5/1/2026
g
207,986
Sinclair Television Group, Inc.
165,000 5.500%,  3/1/2030
g
168,232
Sirius XM Radio, Inc.
145,000 5.000%,  8/1/2027
g
151,924
80,000 4.000%,  7/15/2028
g
82,400
30,000 4.125%,  7/1/2030
g
30,266
Sprint Capital Corporation
160,000 6.875%,  11/15/2028 205,200
115,000 8.750%,  3/15/2032 174,800
Sprint Corporation
390,000 7.625%,  2/15/2025 463,371
Terrier Media Buyer, Inc.
80,000 8.875%,  12/15/2027
g
86,500
T-Mobile USA, Inc.
50,000 3.500%,  4/15/2025 54,192
63,000 3.750%,  4/15/2027 69,615
84,000 3.875%,  4/15/2030 93,897
20,000 2.875%,  2/15/2031 19,850
United States Cellular Corporation
95,000 6.700%,  12/15/2033 116,375
Uniti Group, LP
35,000 4.750%,  4/15/2028
g
34,913
55,000 6.500%,  2/15/2029
g
55,138
Univision Communications, Inc.
205,000 6.625%,  6/1/2027
g
222,128
VeriSign, Inc.
85,000 4.750%,  7/15/2027 90,206
Verizon Communications, Inc.
42,000 0.750%,  3/22/2024 42,181
Principal
Amount Long-Term Fixed Income (58.6%) Value
Communications Services (3.7%) - continued
$ 73,000
1.256%,  (LIBOR 3M +
1.100%), 5/15/2025
b
$ 75,287
128,000 0.850%,  11/20/2025 126,598
84,000 2.100%,  3/22/2028 85,757
63,000 3.150%,  3/22/2030 68,026
42,000 2.550%,  3/21/2031 42,929
Viacom, Inc.
38,000 5.875%,  2/28/2057
b
38,673
Viasat, Inc.
160,000 5.625%,  9/15/2025
g
163,040
5,000 6.500%,  7/15/2028
g
5,332
Vodafone Group plc
48,000 7.000%,  4/4/2079
b
58,163
VTR Finance NV
80,000 6.375%,  7/15/2028
g
84,800
Walt Disney Company
84,000 1.750%,  1/13/2026 86,370
42,000 3.800%,  3/22/2030 47,962
Ziggo BV
190,000 5.500%,  1/15/2027
g
197,410
55,000 4.875%,  1/15/2030
g
56,375
Total 8,691,143
Consumer Cyclical (4.9%)
1011778 B.C., ULC
160,000 4.375%,  1/15/2028
g
162,200
Allied Universal Holdco, LLC
60,000 6.625%,  7/15/2026
g
63,614
160,000 4.625%,  6/1/2028
g
160,125
55,000 6.000%,  6/1/2029
g
55,758
Allison Transmission, Inc
155,000 3.750%,  1/30/2031
g
152,345
Amazon.com, Inc.
84,000 1.650%,  5/12/2028 84,717
42,000 1.500%,  6/3/2030 41,056
American Axle & Manufacturing,
Inc.
175,000 6.500%,  4/1/2027
l
185,500
American Honda Finance
Corporation
41,000 1.200%,  7/8/2025 41,286
Best Buy Company, Inc.
42,000 1.950%,  10/1/2030 40,738
Bloomin' Brands, Inc., Convertible
17,000 5.000%,  5/1/2025 41,214
BMW Finance NV
40,000 2.250%,  8/12/2022
g
40,851
Booking Holdings, Inc.,
Convertible
35,000 0.900%,  9/15/2021 38,010
Boyd Gaming Corporation
105,000 4.750%,  6/15/2031
g
108,937
Boyne USA, Inc.
80,000 4.750%,  5/15/2029
g
82,538
Brookfield Residential Properties,
Inc.
110,000 6.250%,  9/15/2027
g
116,187
125,000 5.000%,  6/15/2029
g
125,937
Burlington Stores, Inc., Convertible
86,000 2.250%,  4/15/2025 136,632

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.6%) Value
Consumer Cyclical (4.9%) - continued
Caesars Entertainment, Inc.
$ 35,000 8.125%,  7/1/2027
g
$ 38,927
Carnival Corporation
115,000 11.500%,  4/1/2023
g
129,421
60,000 7.625%,  3/1/2026
g
65,175
175,000 5.750%,  3/1/2027
g
183,312
Cedar Fair, LP
150,000 5.250%,  7/15/2029 154,500
Churchill Downs, Inc.
75,000 4.750%,  1/15/2028
g
77,603
Cinemark USA, Inc.
120,000 5.875%,  3/15/2026
g
125,574
Clarios Global, LP
55,000 8.500%,  5/15/2027
g
59,961
Colt Merger Sub, Inc.
270,000 6.250%,  7/1/2025
g
286,200
D.R. Horton, Inc.
21,000 2.600%,  10/15/2025 22,128
Daimler Finance North America,
LLC
63,000 1.450%,  3/2/2026
g
63,282
Dana, Inc.
125,000 5.625%,  6/15/2028 135,275
Darden Restaurants, Inc.
84,000 3.850%,  5/1/2027 93,323
Dick's Sporting Goods Inc.,
Convertible
16,000 3.250%,  4/15/2025 47,350
Empire Communities Corporation
115,000 7.000%,  12/15/2025
g
120,750
Expedia Group, Inc.
63,000 4.625%,  8/1/2027 71,199
62,000 3.250%,  2/15/2030 64,762
Ford Motor Company
90,000 9.000%,  4/22/2025 110,958
40,000 9.625%,  4/22/2030 57,400
180,000 7.450%,  7/16/2031 236,700
Ford Motor Company, Convertible
100,000 Zero Coupon,  3/15/2026
g
110,562
Ford Motor Credit Company, LLC
410,000 4.063%,  11/1/2024 436,096
220,000 4.134%,  8/4/2025 235,123
Forestar Group, Inc.
70,000 3.850%,  5/15/2026
g
70,633
General Motors Company
31,000 5.400%,  10/2/2023 34,141
41,000 6.125%,  10/1/2025 48,536
63,000 6.800%,  10/1/2027 79,353
General Motors Financial
Company, Inc.
38,000 3.150%,  6/30/2022 38,910
80,000 3.950%,  4/13/2024 86,064
60,000 2.900%,  2/26/2025 63,512
41,000 2.750%,  6/20/2025 43,168
44,000 5.700%,  9/30/2030
b,i
49,280
41,000 2.700%,  6/10/2031 41,147
Goodyear Tire & Rubber Company
70,000 5.000%,  7/15/2029
g
73,290
55,000 5.250%,  7/15/2031
g
57,475
Hanesbrands, Inc.
155,000 4.875%,  5/15/2026
g
167,400
Principal
Amount Long-Term Fixed Income (58.6%) Value
Consumer Cyclical (4.9%) - continued
Harley-Davidson Financial
Services, Inc.
$ 64,000 4.050%,  2/4/2022
g
$ 65,344
Herc Holdings, Inc.
100,000 5.500%,  7/15/2027
g
105,422
Hilton Domestic Operating
Company, Inc.
200,000 4.875%,  1/15/2030 213,500
Hilton Grand Vacations Borrower
Escrow, LLC
145,000 5.000%,  6/1/2029
g
148,263
Hyundai Capital America
34,000 1.800%,  10/15/2025
g
34,497
63,000 3.000%,  2/10/2027
g
66,743
International Game Technology plc
125,000 5.250%,  1/15/2029
g
134,063
KB Home
100,000 4.800%,  11/15/2029 108,347
Kohl's Corporation
63,000 3.375%,  5/1/2031 65,222
L Brands, Inc.
170,000 6.625%,  10/1/2030
g
196,775
30,000 6.875%,  11/1/2035 37,988
Landry's, Inc.
125,000 6.750%,  10/15/2024
g
126,278
Lennar Corporation
22,000 4.125%,  1/15/2022 22,220
39,000 4.875%,  12/15/2023 42,451
20,000 5.875%,  11/15/2024 22,730
41,000 4.750%,  5/30/2025 45,971
Live Nation Entertainment, Inc.
75,000 3.750%,  1/15/2028
g
75,332
Lowe's Companies, Inc.
62,000 4.000%,  4/15/2025 68,600
83,000 4.500%,  4/15/2030 98,184
Magic MergerCo, Inc.
95,000 5.250%,  5/1/2028
g
97,463
Marriott International, Inc.
81,000 3.750%,  10/1/2025 87,264
62,000 4.625%,  6/15/2030 71,406
Mattamy Group Corporation
165,000 5.250%,  12/15/2027
g
172,425
McDonald's Corporation
126,000 3.800%,  4/1/2028 142,564
MGM Resorts International
125,000 6.000%,  3/15/2023 133,713
145,000 5.750%,  6/15/2025 159,899
Netflix, Inc
42,000 5.875%,  11/15/2028 51,552
Nissan Motor Company, Ltd.
51,000 3.043%,  9/15/2023
g
53,191
O'Reilly Automotive, Inc.
63,000 3.900%,  6/1/2029 71,136
Penn National Gaming, Inc.
110,000 4.125%,  7/1/2029
e,g
109,863
PetSmart, Inc.
95,000 4.750%,  2/15/2028
g
98,681
90,000 7.750%,  2/15/2029
g
99,225
Prime Security Services Borrower,
LLC
305,000 5.750%,  4/15/2026
g
336,924

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.6%) Value
Consumer Cyclical (4.9%) - continued
Procter & Gamble Company
$ 42,000 1.200%,  10/29/2030 $ 40,052
Real Hero Merger Sub 2, Inc.
80,000 6.250%,  2/1/2029
g
82,976
Realogy Group, LLC
130,000 5.750%,  1/15/2029
g
135,901
Rite Aid Corporation
125,000 7.500%,  7/1/2025
g
126,563
Ross Stores, Inc.
42,000 1.875%,  4/15/2031 40,666
Royal Caribbean Cruises, Ltd.
160,000 9.125%,  6/15/2023
g
175,600
185,000 4.250%,  7/1/2026
g
184,769
75,000 5.500%,  4/1/2028
g
78,548
Scientific Games International, Inc.
100,000 5.000%,  10/15/2025
g
103,250
130,000 7.250%,  11/15/2029
g
146,640
SeaWorld Parks and
Entertainment, Inc.
75,000 9.500%,  8/1/2025
g
80,438
Six Flags Entertainment
Corporation
80,000 5.500%,  4/15/2027
g
82,506
Six Flags Theme Parks, Inc.
75,000 7.000%,  7/1/2025
g
80,828
Staples, Inc.
170,000 7.500%,  4/15/2026
g
176,075
Target Corporation
42,000 2.350%,  2/15/2030 43,868
Tenneco, Inc.
130,000 5.000%,  7/15/2026
l
129,311
Toll Brothers Finance Corporation
82,000 5.875%,  2/15/2022 83,649
62,000 4.350%,  2/15/2028 68,045
Toyota Motor Credit Corporation
63,000 1.900%,  4/6/2028 64,190
Uber Technologies, Inc.
80,000 6.250%,  1/15/2028
g
86,097
Vista Outdoor, Inc.
135,000 4.500%,  3/15/2029
g
137,363
Volkswagen Group of America
Finance, LLC
63,000 4.250%,  11/13/2023
g
68,088
21,000 3.350%,  5/13/2025
g
22,661
Wyndham Destinations, Inc.
100,000 6.625%,  7/31/2026
g
113,300
Wyndham Hotels & Resorts, Inc.
60,000 4.375%,  8/15/2028
g
62,293
Yum! Brands, Inc.
150,000 4.750%,  1/15/2030
g
162,377
ZF North America Capital, Inc.
95,000 4.750%,  4/29/2025
g
102,600
Total 11,498,025
Consumer Non-Cyclical (4.6%)
Abbott Laboratories
84,000 3.875%,  9/15/2025 93,721
AbbVie, Inc.
38,000 2.900%,  11/6/2022 39,263
53,000 2.300%,  11/21/2022 54,400
Principal
Amount Long-Term Fixed Income (58.6%) Value
Consumer Non-Cyclical (4.6%) - continued
$ 34,000 2.800%,  3/15/2023 $ 35,127
168,000 3.600%,  5/14/2025 183,321
84,000 3.200%,  11/21/2029 91,228
Agilent Technologies, Inc
42,000 2.300%,  3/12/2031 41,997
Albertson's Companies, Inc.
225,000 3.500%,  3/15/2029
g
222,469
90,000 4.875%,  2/15/2030
g
95,986
Altria Group, Inc.
52,000 4.400%,  2/14/2026 58,835
42,000 4.800%,  2/14/2029 48,694
Amgen, Inc.
63,000 2.450%,  2/21/2030 64,941
Anheuser-Busch Companies, LLC
36,000 3.650%,  2/1/2026 39,751
Anheuser-Busch InBev Worldwide,
Inc.
84,000 4.750%,  1/23/2029 100,066
Anthem, Inc.
74,000 2.375%,  1/15/2025 77,494
63,000 2.550%,  3/15/2031 64,924
Astrazeneca Finance, LLC
83,000 1.750%,  5/28/2028 82,920
AstraZeneca plc
85,000 0.700%,  4/8/2026 82,758
BAT Capital Corporation
59,000 3.222%,  8/15/2024 62,667
BAT International Finance plc
41,000 1.668%,  3/25/2026 40,977
Bausch Health Companies, Inc.
155,000 5.000%,  1/30/2028
g
147,056
130,000 5.000%,  2/15/2029
g
121,225
Becton, Dickinson and Company
63,000 2.823%,  5/20/2030 65,985
Boston Scientific Corporation
75,000 3.450%,  3/1/2024 80,070
Bristol-Myers Squibb Company
84,000 3.200%,  6/15/2026 92,207
63,000 3.900%,  2/20/2028 72,043
Bunge, Ltd. Finance Corporation
83,000 2.750%,  5/14/2031 83,911
Cargill, Inc.
43,000 1.375%,  7/23/2023
g
43,797
Centene Corporation
61,000 5.375%,  8/15/2026
g
63,745
140,000 4.250%,  12/15/2027 147,525
105,000 4.625%,  12/15/2029 115,476
273,000 3.000%,  10/15/2030 280,447
Central Garden & Pet Company
135,000 4.125%,  10/15/2030
l
137,869
Cigna Corporation
76,000 4.125%,  11/15/2025 85,169
Community Health Systems, Inc.
55,000 5.625%,  3/15/2027
g
58,712
75,000 6.000%,  1/15/2029
g
80,250
165,000 6.875%,  4/15/2029
g
172,668
Conagra Brands, Inc.
38,000 4.300%,  5/1/2024 41,679
Constellation Brands, Inc.
84,000 3.150%,  8/1/2029 90,082

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.6%) Value
Consumer Non-Cyclical (4.6%) - continued
CVS Health Corporation
$ 38,000 2.750%,  12/1/2022 $ 39,047
69,000 4.100%,  3/25/2025 76,503
84,000 4.300%,  3/25/2028 96,508
42,000 3.750%,  4/1/2030 47,001
DaVita, Inc.
195,000 4.625%,  6/1/2030
g
200,503
Diageo Capital plc
50,000 1.375%,  9/29/2025 50,820
Edgewell Personal Care Company
80,000 5.500%,  6/1/2028
g
84,800
Encompass Health Corporation
175,000 4.500%,  2/1/2028 181,557
Endo Finance, LLC
70,000 9.500%,  7/31/2027
g
71,400
Energizer Holdings, Inc.
130,000 4.375%,  3/31/2029
g
130,134
Estee Lauder Companies, Inc.
42,000 1.950%,  3/15/2031 42,022
General Mills, Inc.
42,000 4.200%,  4/17/2028 48,417
Gilead Sciences, Inc.
63,000 2.950%,  3/1/2027 67,888
H. J. Heinz Company
40,000 5.200%,  7/15/2045 49,658
HCA, Inc.
405,000 5.375%,  2/1/2025 456,840
105,000 5.250%,  6/15/2026 121,544
HLF Financing Sarl, LLC
145,000 4.875%,  6/1/2029
g
146,087
Illumina, Inc.
130,000 9.000%,  7/1/2028
g
144,953
Imperial Brands Finance plc
34,000 3.125%,  7/26/2024
g
35,789
Jazz Investments I, Ltd.,
Convertible
66,000 2.000%,  6/15/2026 87,780
JBS USA Food Company
130,000 5.750%,  1/15/2028
g
139,064
JBS USA, LLC
55,000 6.500%,  4/15/2029
g
61,807
80,000 5.500%,  1/15/2030
g
89,470
Keurig Dr Pepper, Inc.
84,000 2.250%,  3/15/2031 84,682
Kraft Foods Group, Inc.
190,000 5.000%,  6/4/2042 232,009
Kraft Heinz Foods Company
63,000 3.875%,  5/15/2027 69,223
250,000 4.625%,  1/30/2029 290,973
270,000 3.750%,  4/1/2030 296,249
20,000 4.250%,  3/1/2031 22,720
Kroger Company
42,000 4.500%,  1/15/2029 49,476
Mattel, Inc.
135,000 3.375%,  4/1/2026
g
140,063
McKesson Corporation
41,000 0.900%,  12/3/2025 40,398
42,000 3.950%,  2/16/2028 47,609
Medtronic, Inc.
15,000 3.500%,  3/15/2025 16,468
Principal
Amount Long-Term Fixed Income (58.6%) Value
Consumer Non-Cyclical (4.6%) - continued
Molina Healthcare, Inc.
$ 160,000 4.375%,  6/15/2028
g
$ 166,800
MPH Acquisition Holdings, LLC
80,000 5.750%,  11/1/2028
g
80,393
Mylan, Inc.
34,000 4.200%,  11/29/2023 36,466
Novartis Capital Corporation
40,000 1.750%,  2/14/2025 41,214
98,000 3.000%,  11/20/2025 106,285
Ortho-Clinical Diagnostics, Inc.
80,000 7.250%,  2/1/2028
g
87,380
Par Pharmaceutical, Inc.
195,000 7.500%,  4/1/2027
g
199,354
PepsiCo, Inc.
63,000 1.625%,  5/1/2030 61,930
Philip Morris International, Inc.
90,000 1.500%,  5/1/2025 91,747
Pilgrim's Pride Corporation
50,000 5.875%,  9/30/2027
g
53,250
QBE Insurance Group, Ltd.
44,000 5.875%,  5/12/2025
b,g,i
48,026
Royalty Pharma plc
97,000 1.200%,  9/2/2025
g
96,117
Scotts Miracle-Gro Company
150,000 4.500%,  10/15/2029 155,659
SEG Holding, LLC
160,000 5.625%,  10/15/2028
g
167,952
Simmons Foods, Inc.
130,000 4.625%,  3/1/2029
g
131,130
Spectrum Brands, Inc.
65,000 5.000%,  10/1/2029
g
68,900
60,000 5.500%,  7/15/2030
g
64,650
Stryker Corporation
42,000 3.650%,  3/7/2028 47,245
Syneos Health, Inc.
120,000 3.625%,  1/15/2029
g
118,800
Sysco Corporation
78,000 5.650%,  4/1/2025 90,360
42,000 5.950%,  4/1/2030 53,867
Tenet Healthcare Corporation
110,000 4.625%,  7/15/2024 111,617
305,000 5.125%,  11/1/2027
g
319,869
55,000 6.125%,  10/1/2028
g
58,610
Teva Pharmaceutical Finance
Netherlands III BV
12,000 2.200%,  7/21/2021 11,995
90,000 2.800%,  7/21/2023 89,684
Thermo Fisher Scientific, Inc.
43,000 4.133%,  3/25/2025 47,675
42,000 4.497%,  3/25/2030 50,010
United Natural Foods, Inc.
110,000 6.750%,  10/15/2028
g
118,378
UnitedHealth Group, Inc.
105,000 3.850%,  6/15/2028 120,661
Upjohn, Inc.
41,000 1.650%,  6/22/2025
g
41,470
VRX Escrow Corporation
305,000 6.125%,  4/15/2025
g
312,625
Whirlpool Corporation
42,000 2.400%,  5/15/2031 42,344

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.6%) Value
Consumer Non-Cyclical (4.6%) - continued
Winnebago Industries, Inc.,
Convertible
$ 39,000 1.500%,  4/1/2025 $ 49,993
Zoetis, Inc.
52,000 3.250%,  2/1/2023 54,004
63,000 3.900%,  8/20/2028 71,628
Total 10,789,005
Energy (4.3%)
Antero Midstream Partners, LP
55,000 5.750%,  3/1/2027
g
57,200
Antero Resources Corporation
130,000 5.375%,  3/1/2030
g
132,682
Apache Corporation
50,000 4.875%,  11/15/2027 54,149
130,000 4.375%,  10/15/2028 138,385
40,000 5.100%,  9/1/2040 41,900
Archrock Partners, LP
120,000 6.250%,  4/1/2028
g
125,269
BP Capital Markets America, Inc.
41,000 2.520%,  9/19/2022 41,997
101,000 4.234%,  11/6/2028 117,119
BP Capital Markets plc
44,000 4.875%,  3/22/2030
b,i
48,312
Buckeye Partners, LP
80,000 4.125%,  3/1/2025
g
82,900
125,000 3.950%,  12/1/2026 127,187
Canadian Natural Resources, Ltd.
105,000 2.050%,  7/15/2025 107,881
Cenovus Energy, Inc.
115,000 5.375%,  7/15/2025 131,564
Centennial Resource Production,
LLC
110,000 6.875%,  4/1/2027
g,l
112,487
Cheniere Corpus Christi Holdings,
LLC
86,000 5.875%,  3/31/2025 98,562
Cheniere Energy Partners, LP
270,000 5.625%,  10/1/2026 280,125
67,000 4.500%,  10/1/2029 72,025
Cheniere Energy, Inc., Convertible
12,000 4.250%,  3/15/2045 10,106
Chevron Corporation
41,000 1.554%,  5/11/2025 42,013
Chevron USA, Inc.
65,000 3.900%,  11/15/2024 71,308
Cimarex Energy Company
84,000 4.375%,  6/1/2024 91,428
CNX Resources Corporation
70,000 6.000%,  1/15/2029
g
75,685
Comstock Resources, Inc.
35,000 6.750%,  3/1/2029
g
37,283
95,000 5.875%,  1/15/2030
g
96,900
Continental Resources, Inc.
13,000 4.500%,  4/15/2023 13,528
123,000 4.375%,  1/15/2028 136,069
75,000 5.750%,  1/15/2031
g
89,812
Devon Energy Corporation
41,000 5.250%,  9/15/2024
g
45,670
83,000 4.500%,  1/15/2030
g
91,250
Principal
Amount Long-Term Fixed Income (58.6%) Value
Energy (4.3%) - continued
Diamondback Energy, Inc.
$ 40,000 2.875%,  12/1/2024 $ 42,248
21,000 3.125%,  3/24/2031 21,763
DT Midstream, Inc.
105,000 4.125%,  6/15/2029
g
106,610
35,000 4.375%,  6/15/2031
g
35,763
Enagas SA
205,000 5.500%,  1/15/2028
g
208,588
Enbridge, Inc.
42,000 3.700%,  7/15/2027 46,324
139,000 6.250%,  3/1/2078
b
151,724
Encana Corporation
55,000 6.625%,  8/15/2037 73,385
Endeavor Energy Resources, LP
90,000 5.750%,  1/30/2028
g
95,962
Energean Israel Finance, Ltd.
105,000 4.500%,  3/30/2024
g
107,231
Energy Transfer Operating, LP
42,000 4.200%,  9/15/2023 44,923
116,000 5.875%,  1/15/2024 128,540
63,000 3.750%,  5/15/2030 68,436
Energy Transfer, LP
43,000 6.625%,  2/15/2028
b,i
42,086
EnLink Midstream Partners, LP
120,000 4.850%,  7/15/2026 124,200
75,000 5.600%,  4/1/2044 67,875
Enterprise Products Operating,
LLC
42,000 4.150%,  10/16/2028 48,273
105,000 4.875%,  8/16/2077
b
103,072
EOG Resources, Inc.
45,000 2.625%,  3/15/2023 46,450
EQM Midstream Partners, LP
170,000 6.500%,  7/1/2027
g
189,550
EQT Corporation
35,000 3.125%,  5/15/2026
g
35,865
180,000 3.900%,  10/1/2027 192,825
EQT Corporation, Convertible
72,000 1.750%,  5/1/2026 119,923
Equinor ASA
43,000 2.875%,  4/6/2025 45,951
Exxon Mobil Corporation
85,000 2.992%,  3/19/2025 91,170
Genesis Energy, LP
55,000 6.500%,  10/1/2025 55,550
35,000 8.000%,  1/15/2027 36,772
Halliburton Company
42,000 2.920%,  3/1/2030 43,644
Harvest Midstream, LP
140,000 7.500%,  9/1/2028
g
152,040
Hess Corporation
27,000 3.500%,  7/15/2024 28,645
Hess Midstream Operations, LP
95,000 5.625%,  2/15/2026
g
99,085
Hilcorp Energy I, LP
115,000 5.750%,  2/1/2029
g
119,887
Indigo Natural Resources, LLC
70,000 5.375%,  2/1/2029
g
73,150
ITT Holdings, LLC
105,000 6.500%,  8/1/2029
e,g
106,969

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.6%) Value
Energy (4.3%) - continued
Kinder Morgan Energy Partners,
LP
$ 64,000 3.450%,  2/15/2023 $ 66,588
Marathon Oil Corporation
42,000 4.400%,  7/15/2027 47,570
Marathon Petroleum Corporation
117,000 4.700%,  5/1/2025 131,950
MPLX, LP
105,000 1.750%,  3/1/2026 106,132
Murphy Oil Corporation
80,000 5.875%,  12/1/2027 83,496
65,000 6.375%,  7/15/2028 68,533
Nabors Industries, Ltd.
130,000 7.250%,  1/15/2026
g,l
127,400
National Fuel Gas Company
84,000 5.500%,  1/15/2026 97,190
Newfield Exploration Company
148,000 5.625%,  7/1/2024 164,786
42,000 5.375%,  1/1/2026 47,332
NGL Energy Operating, LLC
75,000 7.500%,  2/1/2026
g
78,750
NGL Energy Partners, LP
75,000 7.500%,  11/1/2023 73,875
NuStar Logistics, LP
120,000 5.750%,  10/1/2025 130,500
Oasis Petroleum, Inc.
90,000 6.375%,  6/1/2026
g
93,846
Occidental Petroleum Corporation
50,000 3.450%,  7/15/2024 51,000
225,000 2.900%,  8/15/2024 230,063
145,000 3.400%,  4/15/2026 148,262
40,000 8.500%,  7/15/2027 50,368
140,000 3.500%,  8/15/2029 140,504
80,000 6.450%,  9/15/2036 95,648
205,000 4.400%,  4/15/2046 196,902
ONEOK, Inc.
63,000 2.200%,  9/15/2025 64,744
Ovintiv, Inc.
40,000 7.375%,  11/1/2031 53,108
PBF Holding Company, LLC
110,000 9.250%,  5/15/2025
g
110,813
Pioneer Natural Resources
Company
63,000 1.900%,  8/15/2030 60,697
Pioneer Natural Resources
Company, Convertible
31,000 0.250%,  5/15/2025 49,461
Plains All American Pipeline, LP
2,000 6.125%,  11/15/2022
b,i
1,766
103,000 4.650%,  10/15/2025 115,235
Precision Drilling Corporation
90,000 6.875%,  1/15/2029
g
92,700
Range Resources Corporation
55,000 9.250%,  2/1/2026 60,638
70,000 8.250%,  1/15/2029
g
78,925
Sabine Pass Liquefaction, LLC
63,000 4.200%,  3/15/2028 71,148
Schlumberger Finance Canada,
Ltd.
41,000 1.400%,  9/17/2025 41,451
Principal
Amount Long-Term Fixed Income (58.6%) Value
Energy (4.3%) - continued
Schlumberger Holdings
Corporation
$ 27,000 4.300%,  5/1/2029
g
$ 30,843
Shell International Finance BV
39,000 2.375%,  4/6/2025 41,000
SM Energy Company
55,000 6.500%,  7/15/2028 56,513
Suncor Energy, Inc.
41,000 3.100%,  5/15/2025 43,807
Sunoco, LP
115,000 5.875%,  3/15/2028 122,188
Targa Resources Partners, LP
90,000 5.375%,  2/1/2027 93,713
Teine Energy, Ltd.
110,000 6.875%,  4/15/2029
g
112,888
Transocean Guardian, Ltd.
90,626 5.875%,  1/15/2024
g
88,134
Transocean Proteus, Ltd.
41,250 6.250%,  12/1/2024
g
41,663
Transocean, Inc.
70,000 11.500%,  1/30/2027
g
74,809
USA Compression Partners, LP
60,000 6.875%,  4/1/2026 62,850
Vine Energy Holdings, LLC
70,000 6.750%,  4/15/2029
g
73,675
W&T Offshore, Inc.
95,000 9.750%,  11/1/2023
g
92,150
Weatherford International, Ltd.
100,000 8.750%,  9/1/2024
g
104,625
115,000 11.000%,  12/1/2024
g
119,600
Western Gas Partners, LP
39,000 4.000%,  7/1/2022 39,634
Western Midstream Operating, LP
60,000 4.350%,  2/1/2025 63,395
105,000 3.950%,  6/1/2025 109,100
65,000 5.500%,  8/15/2048 70,745
Williams Companies, Inc.
42,000 2.600%,  3/15/2031 42,532
Total 10,040,520
Financials (8.6%)
AerCap Ireland Capital DAC
70,000 3.150%,  2/15/2024 73,474
63,000 6.500%,  7/15/2025 73,894
Air Lease Corporation
48,000 4.650%,  6/15/2026
b,i
49,740
Aircastle, Ltd.
46,000 5.250%,  6/15/2026
b,g,i
46,460
42,000 2.850%,  1/26/2028
g
42,208
Ally Financial, Inc.
130,000 5.750%,  11/20/2025 149,261
96,000 4.700%,  5/15/2026
b,i
99,427
42,000 8.000%,  11/1/2031 60,356
American Express Company
34,000 3.700%,  8/3/2023 36,207
36,000 3.400%,  2/22/2024 38,511
American Homes 4 Rent, LP
41,000 2.375%,  7/15/2031
e
40,390
American International Group, Inc.
84,000 4.200%,  4/1/2028 96,565

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.6%) Value
Financials (8.6%) - continued
Ares Capital Corporation
$ 21,000 4.250%,  3/1/2025 $ 22,638
100,000 3.875%,  1/15/2026 107,124
Ares Capital Corporation,
Convertible
32,000 4.625%,  3/1/2024 34,819
Athene Global Funding
63,000 4.000%,  1/25/2022
g
64,309
Australia and New Zealand
Banking Group, Ltd.
96,000 2.950%,  7/22/2030
b,g
99,874
Aviation Capital Group, LLC
56,000 5.500%,  12/15/2024
g
63,298
Avolon Holdings Funding, Ltd.
83,000 4.250%,  4/15/2026
g
89,945
BAC Capital Trust XIV
42,000
4.000%,  (LIBOR 3M +
0.400%), 7/19/2021
b,i,l
42,157
Banco Santander Mexico SA
26,000 5.375%,  4/17/2025
g
29,501
Bank of America Corporation
73,000 3.004%,  12/20/2023
b
75,653
117,000 3.550%,  3/5/2024
b
122,929
78,000 3.864%,  7/23/2024
b
83,168
87,000 4.200%,  8/26/2024 95,372
213,000 6.250%,  9/5/2024
b,i
235,631
36,000 3.458%,  3/15/2025
b
38,476
44,000 6.100%,  3/17/2025
b,i
49,406
102,000 1.319%,  6/19/2026
b
102,223
111,000 1.197%,  10/24/2026
b
109,937
86,000 5.875%,  3/15/2028
b,i
98,432
126,000 3.593%,  7/21/2028
b
138,719
42,000 2.087%,  6/14/2029
b
42,340
168,000 3.974%,  2/7/2030
b
190,509
84,000 2.687%,  4/22/2032
b
86,419
Bank of Montreal
63,000 3.300%,  2/5/2024 67,464
Bank of New York Mellon
Corporation
22,000 4.700%,  9/20/2025
b,i
24,007
63,000 3.400%,  1/29/2028 70,211
Bank of Nova Scotia
66,000 4.900%,  6/4/2025
b,i
72,435
41,000 1.050%,  3/2/2026 40,564
Barclays plc
76,000 4.610%,  2/15/2023
b
77,946
99,000 4.338%,  5/16/2024
b
105,552
46,000 8.000%,  6/15/2024
b,i
52,325
41,000 4.375%,  9/11/2024 44,747
49,000 2.852%,  5/7/2026
b
51,767
64,000 4.972%,  5/16/2029
b
74,942
BB&T Corporation
34,000 2.500%,  8/1/2024 35,835
BNP Paribas SA
58,000 2.819%,  11/19/2025
b,g
61,024
Boston Properties, LP
42,000 2.550%,  4/1/2032 42,260
BPCE SA
34,000 3.000%,  5/22/2022
g
34,819
40,000 2.375%,  1/14/2025
g
41,649
Brixmor Operating Partnership, LP
83,000 2.250%,  4/1/2028 82,901
Principal
Amount Long-Term Fixed Income (58.6%) Value
Financials (8.6%) - continued
Canadian Imperial Bank of
Commerce
$ 40,000 2.250%,  1/28/2025 $ 41,773
CANPACK SA
170,000 3.125%,  11/1/2025
g
172,975
Capital One Bank USA NA
51,000 3.375%,  2/15/2023 53,363
60,000 2.280%,  1/28/2026
b
62,219
Capital One Financial Corporation
24,000 3.950%,  9/1/2026
b,i
24,510
Cascades USA, Inc.
85,000 5.125%,  1/15/2026
g
90,525
Charles Schwab Corporation
96,000 5.375%,  6/1/2025
b,i
106,109
96,000 4.000%,  6/1/2026
b,i
100,080
63,000 2.000%,  3/20/2028 64,627
Chobani, LLC
170,000 4.625%,  11/15/2028
g
176,162
CIT Group, Inc.
84,000 5.250%,  3/7/2025 94,500
Citigroup, Inc.
88,000 5.950%,  1/30/2023
b,i
92,519
84,000 5.000%,  9/12/2024
b,i
87,914
105,000 3.352%,  4/24/2025
b
111,883
42,000 5.950%,  5/15/2025
b,i
45,967
100,000 5.500%,  9/13/2025 116,479
44,000 4.000%,  12/10/2025
b,i
45,485
110,000 3.875%,  2/18/2026
b,i
112,337
148,000 1.122%,  1/28/2027
b
145,904
83,000 1.462%,  6/9/2027
b
82,643
168,000 4.075%,  4/23/2029
b
190,537
Citizens Financial Group, Inc.
48,000 4.000%,  10/6/2026
b,i
48,360
CNA Financial Corporation
36,000 3.950%,  5/15/2024 38,952
Comerica, Inc.
22,000 5.625%,  7/1/2025
b,i
24,365
Commonwealth Bank of Australia
51,000 2.688%,  3/11/2031
g
50,987
Cooperatieve Centrale Raiffeisen-
Boerenleenbank BA
74,000 3.950%,  11/9/2022 77,466
Cooperatieve Rabobank UA
41,000 1.339%,  6/24/2026
b,g
41,169
Corporate Office Properties, LP
82,000 2.250%,  3/15/2026 84,247
Credit Acceptance Corporation
130,000 5.125%,  12/31/2024
g
134,712
Credit Agricole SA
44,000 8.125%,  12/23/2025
b,g,i
53,460
42,000 3.250%,  1/14/2030
g
44,216
Credit Suisse Group AG
59,000 6.500%,  8/8/2023
g
65,174
24,000 7.500%,  12/11/2023
b,g,i
26,624
39,000 2.593%,  9/11/2025
b,g
40,575
24,000 7.250%,  9/12/2025
b,g,i
27,132
43,000 3.869%,  1/12/2029
b,g
47,350
Credit Suisse Group Funding
(Guernsey), Ltd.
54,000 3.800%,  9/15/2022 56,191

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.6%) Value
Financials (8.6%) - continued
Dai-ichi Life Insurance Company,
Ltd.
$ 130,000 5.100%,  10/28/2024
b,g,i,l
$ 143,487
Danske Bank AS
56,000 5.000%,  1/12/2023
b,g
57,225
Deutsche Bank AG
143,000 2.129%,  11/24/2026
b
145,103
41,000 3.035%,  5/28/2032
b
41,691
Discover Bank
84,000 4.682%,  8/9/2028
b
89,221
Diversified Healthcare Trust
95,000 4.375%,  3/1/2031 90,963
Drawbridge Special Opportunities
Fund, LP
170,000 3.875%,  2/15/2026
g
175,858
Duke Realty, LP
63,000 4.000%,  9/15/2028 71,674
ESH Hospitality, Inc.
80,000 5.250%,  5/1/2025
g
81,488
Fidelity National Financial, Inc.
62,000 5.500%,  9/1/2022 65,459
Fifth Third Bancorp
40,000 4.500%,  9/30/2025
b,i
43,400
Fifth Third Bank NA
42,000 3.850%,  3/15/2026 46,547
First Horizon Bank
62,000 5.750%,  5/1/2030 76,444
First Horizon National Corporation
49,000 3.550%,  5/26/2023 51,548
Five Corners Funding Trust
100,000 4.419%,  11/15/2023
g
109,019
FNB Corporation
81,000 2.200%,  2/24/2023 82,268
Fortress Transportation
75,000 6.500%,  10/1/2025
g
77,906
Fortress Transportation and
Infrastructure Investors, LLC
20,000 5.500%,  5/1/2028
g
20,825
FS KKR Capital Corporation
41,000 3.400%,  1/15/2026 42,395
42,000 2.625%,  1/15/2027 41,523
FTI Consulting, Inc., Convertible
18,000 2.000%,  8/15/2023 25,686
GE Capital Funding, LLC
67,000 3.450%,  5/15/2025 72,914
21,000 4.050%,  5/15/2027 23,768
42,000 4.400%,  5/15/2030 48,944
Global Net Lease, Inc.
150,000 3.750%,  12/15/2027
g
148,462
Goldman Sachs Group, Inc.
82,000 0.627%,  11/17/2023
b
82,024
68,000 3.625%,  2/20/2024 72,894
111,000 5.500%,  8/10/2024
b,i
121,757
44,000 3.500%,  4/1/2025 47,735
61,000 4.250%,  10/21/2025 68,192
62,000 0.855%,  2/12/2026
b
61,545
48,000 3.800%,  5/10/2026
b,i
48,854
84,000 3.814%,  4/23/2029
b
93,944
42,000 3.800%,  3/15/2030 47,204
42,000 2.615%,  4/22/2032
b
42,906
Principal
Amount Long-Term Fixed Income (58.6%) Value
Financials (8.6%) - continued
Hartford Financial Services Group,
Inc.
$ 42,000 2.800%,  8/19/2029 $ 44,093
34,000
2.281%,  (LIBOR 3M +
2.125%), 2/12/2047
b,g
32,793
HSBC Holdings plc
49,000 3.803%,  3/11/2025
b
52,689
24,000 6.375%,  3/30/2025
b,i
26,755
49,000 2.633%,  11/7/2025
b
51,427
37,000 1.645%,  4/18/2026
b
37,496
49,000 1.589%,  5/24/2027
b
49,094
42,000 6.500%,  3/23/2028
b,i
48,169
118,000 4.583%,  6/19/2029
b
136,380
66,000 4.600%,  12/17/2030
b,i
68,475
50,000 2.804%,  5/24/2032
b
51,312
Huntington Bancshares, Inc.
66,000 4.450%,  10/15/2027
b,i
70,455
Icahn Enterprises, LP
225,000 6.375%,  12/15/2025 231,458
ING Groep NV
84,000 1.726%,  4/1/2027
b
84,717
Intercontinental Exchange, Inc.
41,000 0.700%,  6/15/2023 41,177
Iron Mountain, Inc.
165,000 4.875%,  9/15/2027
g
171,048
iStar, Inc.
140,000 4.250%,  8/1/2025 144,025
iStar, Inc., Convertible
42,000 3.125%,  9/15/2022 63,475
J.P. Morgan Chase & Company
48,000 5.150%,  5/1/2023
b,i
49,560
44,000 6.000%,  8/1/2023
b,i
46,778
44,000 6.750%,  2/1/2024
b,i
48,789
49,000 1.514%,  6/1/2024
b
49,966
144,000 5.000%,  8/1/2024
b,i
152,201
87,000 3.875%,  9/10/2024 94,836
176,000 4.023%,  12/5/2024
b
189,962
66,000 4.600%,  2/1/2025
b,i
68,396
44,000 2.083%,  4/22/2026
b
45,498
100,000 3.650%,  6/1/2026
b,i
100,140
129,000 1.045%,  11/19/2026
b
127,367
84,000 1.578%,  4/22/2027
b
84,435
126,000 4.005%,  4/23/2029
b
142,448
41,000 2.069%,  6/1/2029
b
41,322
168,000 4.493%,  3/24/2031
b
198,958
KeyBank NA
63,000 3.900%,  4/13/2029 70,564
Kilroy Realty, LP
83,000 4.375%,  10/1/2025 91,985
KKR Real Estate Finance Trust,
Inc., Convertible
14,000 6.125%,  5/15/2023 14,965
Lincoln National Corporation
42,000 3.800%,  3/1/2028 46,947
40,000
2.513%,  (LIBOR 3M +
2.358%), 5/17/2066
b
35,300
Lloyds Banking Group plc
59,000 2.858%,  3/17/2023
b
60,009
75,000 3.900%,  3/12/2024 81,273
46,000 7.500%,  6/27/2024
b,i
52,325
84,000 1.627%,  5/11/2027
b
84,043
50,000 6.657%,  5/21/2037
b,g,i
69,963

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.6%) Value
Financials (8.6%) - continued
LPL Holdings, Inc.
$ 90,000 4.000%,  3/15/2029
g
$ 90,402
Macquarie Group, Ltd.
83,000 1.629%,  9/23/2027
b,g
82,370
Mastercard, Inc.
42,000 1.900%,  3/15/2031 42,451
MetLife, Inc.
44,000 3.850%,  9/15/2025
b,i
46,255
99,000 5.875%,  3/15/2028
b,i
114,126
MGM Growth Properties Operating
Partnership, LP
110,000 4.625%,  6/15/2025
g
117,521
45,000 4.500%,  9/1/2026 48,038
50,000 5.750%,  2/1/2027 55,631
Mid-America Apartments, LP
84,000 4.200%,  6/15/2028 96,230
Mitsubishi UFJ Financial Group,
Inc.
52,000 2.623%,  7/18/2022 53,281
63,000 3.455%,  3/2/2023 66,170
36,000 3.407%,  3/7/2024 38,579
49,000 1.412%,  7/17/2025 49,468
63,000 3.741%,  3/7/2029 71,053
Mizuho Financial Group, Inc.
52,000 2.721%,  7/16/2023
b
53,237
63,000 3.153%,  7/16/2030
b
67,797
Morgan Stanley
26,000 4.875%,  11/1/2022 27,468
81,000 4.100%,  5/22/2023 86,248
41,000 0.560%,  11/10/2023
b
41,052
36,000 2.720%,  7/22/2025
b
37,864
29,000 5.000%,  11/24/2025 33,433
89,000 2.188%,  4/28/2026
b
92,409
61,000 0.985%,  12/10/2026
b
60,038
84,000 1.593%,  5/4/2027
b
84,594
126,000 3.622%,  4/1/2031
b
140,648
MPT Operating Partnership, LP
70,000 5.250%,  8/1/2026 72,100
60,000 4.625%,  8/1/2029 64,228
National Retail Properties, Inc.
42,000 2.500%,  4/15/2030 42,689
Natwest Group plc
34,000 6.125%,  12/15/2022 36,581
30,000 6.100%,  6/10/2023 32,873
42,000 4.892%,  5/18/2029
b
49,187
Navient Corporation
70,000 5.500%,  1/25/2023 73,829
NFP Corporation
45,000 6.875%,  8/15/2028
g
47,372
Nippon Life Insurance Company
123,000 5.100%,  10/16/2044
b,g
135,608
63,000 3.400%,  1/23/2050
b,g
65,363
Omega Healthcare Investors, Inc.
43,000 4.750%,  1/15/2028 48,461
42,000 3.375%,  2/1/2031 43,146
OneMain Finance Corporation
55,000 3.500%,  1/15/2027 55,413
Owl Rock Technology Finance
Corporation
20,000 4.750%,  12/15/2025
g
21,988
63,000 3.750%,  6/17/2026
g
66,245
Principal
Amount Long-Term Fixed Income (58.6%) Value
Financials (8.6%) - continued
Park Intermediate Holdings, LLC
$ 80,000 4.875%,  5/15/2029
g
$ 82,756
PayPal Holdings, Inc.
64,000 1.650%,  6/1/2025 65,683
42,000 2.850%,  10/1/2029 45,295
PennyMac Financial Services, Inc.
95,000 4.250%,  2/15/2029
g
91,524
Pine Street Trust I
42,000 4.572%,  2/15/2029
g
48,098
Playtika Holding Corporation
75,000 4.250%,  3/15/2029
g
74,948
PNC Bank NA
42,000 2.700%,  10/22/2029 44,472
Provident Financing Trust I
22,000 7.405%,  3/15/2038 26,633
Prudential Financial, Inc.
95,000 5.625%,  6/15/2043
b
101,950
129,000 5.200%,  3/15/2044
b
138,437
22,000 3.700%,  10/1/2050
b
22,935
Quicken Loans, LLC
95,000 3.625%,  3/1/2029
g
93,813
Radian Group, Inc.
70,000 4.875%,  3/15/2027 76,125
Regions Financial Corporation
42,000 3.800%,  8/14/2023 44,782
44,000 5.750%,  6/15/2025
b,i
49,170
Reinsurance Group of America,
Inc.
57,000 4.700%,  9/15/2023 61,941
Royal Bank of Scotland Group plc
44,000 8.625%,  8/15/2021
b,i
44,318
58,000 4.269%,  3/22/2025
b
62,912
63,000 3.754%,  11/1/2029
b
66,938
Santander Holdings USA, Inc.
84,000 3.450%,  6/2/2025 90,268
Santander UK Group Holdings plc
63,000 3.823%,  11/3/2028
b
69,277
Service Properties Trust
115,000 4.500%,  6/15/2023 117,875
50,000 4.750%,  10/1/2026 49,375
80,000 5.500%,  12/15/2027 85,378
Simon Property Group, LP
67,000 2.000%,  9/13/2024 69,396
82,000 2.650%,  7/15/2030 84,931
Societe Generale SA
48,000 2.625%,  10/16/2024
g
50,118
44,000 8.000%,  9/29/2025
b,g,i
51,810
49,000 1.488%,  12/14/2026
b,g
48,555
Springleaf Finance Corporation
40,000 6.875%,  3/15/2025 45,144
110,000 7.125%,  3/15/2026 128,118
95,000 6.625%,  1/15/2028 108,904
Standard Chartered plc
62,000 1.319%,  10/14/2023
b,g
62,534
49,000 0.991%,  1/12/2025
b,g
48,846
Starwood Property Trust, Inc.,
Convertible
23,000 4.375%,  4/1/2023 24,640
State Street Corporation
41,000 2.354%,  11/1/2025
b
43,093

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.6%) Value
Financials (8.6%) - continued
Sumitomo Life Insurance Company
$ 125,000 3.375%,  4/15/2081
b,g
$ 128,813
Sumitomo Mitsui Financial Group,
Inc.
37,000 2.784%,  7/12/2022 37,945
31,000 2.778%,  10/18/2022 31,966
48,000 2.448%,  9/27/2024 50,349
63,000 3.544%,  1/17/2028 69,644
63,000 2.142%,  9/23/2030 61,439
Sumitomo Mitsui Trust Bank, Ltd.
41,000 1.050%,  9/12/2025
g
40,729
SVB Financial Group
80,000 4.000%,  5/15/2026
b,i
81,424
Synchrony Financial
42,000 4.250%,  8/15/2024 45,895
84,000 3.700%,  8/4/2026 91,718
Truist Bank
42,000 2.250%,  3/11/2030 42,610
Truist Financial Corporation
109,000 4.950%,  9/1/2025
b,i
119,737
42,000 1.887%,  6/7/2029
b
42,127
UBS Group AG
49,000 1.364%,  1/30/2027
b,g
48,657
United Wholesale Mortgage, LLC
75,000 5.500%,  4/15/2029
g
74,983
USB Realty Corporation
109,000
1.331%,  (LIBOR 3M +
1.147%), 1/15/2022
b,g,i
85,020
Ventas Realty, LP
34,000 3.750%,  5/1/2024 36,477
VEREIT Operating Partnership, LP
41,000 4.875%,  6/1/2026 47,247
63,000 3.950%,  8/15/2027 70,963
VICI Properties, LP
70,000 4.250%,  12/1/2026
g
72,815
30,000 3.750%,  2/15/2027
g
30,514
70,000 4.625%,  12/1/2029
g
74,375
Wells Fargo & Company
69,000 4.125%,  8/15/2023 74,197
61,000 1.654%,  6/2/2024
b
62,305
80,000 2.406%,  10/30/2025
b
83,702
65,000 3.900%,  3/15/2026
b,i
67,295
106,000 2.188%,  4/30/2026
b
110,048
50,000
0.684%,  (LIBOR 3M +
0.500%), 1/15/2027
b
48,358
175,000
1.184%,  (LIBOR 3M +
1.000%), 4/15/2027
b
171,611
84,000 3.584%,  5/22/2028
b
92,542
84,000 4.478%,  4/4/2031
b
99,287
Welltower, Inc.
41,000 2.050%,  1/15/2029 41,056
63,000 2.800%,  6/1/2031 65,097
Westpac Banking Corporation
63,000 4.110%,  7/24/2034
b
69,230
Willis North America, Inc.
84,000 4.500%,  9/15/2028 97,028
Total 20,142,893
Principal
Amount Long-Term Fixed Income (58.6%) Value
Foreign Government (<0.1%)
Sinopec Group Overseas
Development 2018, Ltd.
$ 49,000 2.150%,  5/13/2025
g
$ 50,176
Total 50,176
Mortgage-Backed Securities (14.0%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,256,325 3.000%,  3/25/2050 1,310,701
914,923 3.000%,  4/1/2050 955,715
395,308 3.500%,  7/1/2047 418,366
Federal National Mortgage
Association
261,090 4.500%,  5/1/2048 281,943
558,540 3.500%,  10/1/2048 588,351
284,028 3.500%,  6/1/2049 299,796
648,174 3.500%,  8/1/2049 684,102
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
2,150,000 1.500%,  7/1/2036
e
2,175,909
7,500,000 2.000%,  7/1/2036
e
7,735,693
4,000,000 2.500%,  7/1/2036
e
4,171,094
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
7,675,000 2.500%,  7/1/2050
e
7,938,229
3,925,000 2.000%,  7/1/2051
e
3,963,023
647,251 4.000%,  7/1/2048 689,845
Government National Mortgage
Association 30-Yr. Pass Through
1,675,000 2.500%,  7/1/2051
e
1,733,363
Total 32,946,130
Technology (1.9%)
Akamai Technologies, Inc.,
Convertible
7,000 0.125%,  5/1/2025 9,149
49,000 0.375%,  9/1/2027 56,693
Apple, Inc.
125,000 2.200%,  9/11/2029 129,955
Baidu, Inc.
52,000 3.075%,  4/7/2025 54,909
Banff Merger Sub, Inc.
55,000 9.750%,  9/1/2026
g
57,887
Broadcom Corporation
84,000 3.125%,  1/15/2025 89,664
63,000 3.875%,  1/15/2027 69,614
Broadcom, Inc.
84,000 5.000%,  4/15/2030 99,101
CDW, LLC
100,000 4.250%,  4/1/2028 105,000
CommScope Technologies
Finance, LLC
123,000 6.000%,  6/15/2025
g
125,614
CommScope, Inc.
80,000 7.125%,  7/1/2028
g
86,700
Dell International, LLC
90,000 5.450%,  6/15/2023 97,638
63,000 5.850%,  7/15/2025 73,912
63,000 5.300%,  10/1/2029 76,018

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.6%) Value
Technology (1.9%) - continued
Diamond Sports Group, LLC
$ 170,000 6.625%,  8/15/2027
g
$ 83,493
Fiserv, Inc.
68,000 2.750%,  7/1/2024 71,739
84,000 4.200%,  10/1/2028 96,561
Gartner, Inc.
75,000 3.625%,  6/15/2029
g
76,125
115,000 3.750%,  10/1/2030
g
117,658
Global Payments, Inc.
17,000 2.650%,  2/15/2025 17,912
42,000 3.200%,  8/15/2029 44,955
Hewlett Packard Enterprise
Company
35,000 2.250%,  4/1/2023 36,038
InterDigital, Inc., Convertible
13,000 2.000%,  6/1/2024 14,389
Intuit, Inc.
41,000 0.950%,  7/15/2025 41,083
Iron Mountain, Inc.
90,000 5.000%,  7/15/2028
g
93,415
65,000 4.875%,  9/15/2029
g
67,093
J2 Global, Inc., Convertible
109,000 1.750%,  11/1/2026
g
138,910
Jabil, Inc.
42,000 1.700%,  4/15/2026 42,311
Marvell Technology, Inc.
42,000 4.200%,  6/22/2023
g
44,650
42,000 2.950%,  4/15/2031
g
43,528
Micron Technology, Inc.
78,000 4.975%,  2/6/2026 89,652
NCR Corporation
220,000 6.125%,  9/1/2029
g
239,800
NortonLifeLock, Inc., Convertible
23,000 2.000%,  8/15/2022
g
31,556
NVIDIA Corporation
21,000 2.850%,  4/1/2030 22,732
NXP Funding, LLC
44,000 4.875%,  3/1/2024
g
48,435
21,000 2.700%,  5/1/2025
g
22,147
42,000 4.300%,  6/18/2029
g
48,154
Open Text Corporation
140,000 4.125%,  2/15/2030
g
142,772
Oracle Corporation
105,000 2.500%,  4/1/2025 110,296
105,000 2.950%,  4/1/2030 110,609
Panasonic Corporation
52,000 2.536%,  7/19/2022
g
53,028
PTC, Inc.
65,000 3.625%,  2/15/2025
g
66,950
60,000 4.000%,  2/15/2028
g
61,980
Qorvo, Inc.
95,000 3.375%,  4/1/2031
g
99,011
Rackspace Technology Global,
Inc.
125,000 5.375%,  12/1/2028
g,l
128,125
Salesforce.com, Inc.
41,000 1.950%,  7/15/2031
e
41,006
Seagate HDD Cayman
41,000 4.250%,  3/1/2022 41,769
140,000 3.375%,  7/15/2031
g
135,282
Principal
Amount Long-Term Fixed Income (58.6%) Value
Technology (1.9%) - continued
Sensata Technologies, Inc.
$ 185,000 3.750%,  2/15/2031
g
$ 182,934
Shift4 Payments, LLC
40,000 4.625%,  11/1/2026
g
41,750
SS&C Technologies, Inc.
250,000 5.500%,  9/30/2027
g
264,925
Switch, Ltd.
120,000 3.750%,  9/15/2028
g
121,500
Tencent Holdings, Ltd.
50,000 2.880%,  4/22/2031
g
51,698
Texas Instruments, Inc.
29,000 1.375%,  3/12/2025 29,606
Verint Systems, Inc., Convertible
18,000 0.250%,  4/15/2026
g
17,650
Vishay Intertechnology, Inc.,
Convertible
28,000 2.250%,  6/15/2025 29,435
Total 4,394,516
Transportation (1.0%)
AerCap Holdings NV
50,000 5.875%,  10/10/2079
b
52,070
Air Canada Pass Through Trust
8,786 3.875%,  3/15/2023
g
8,895
Air Lease Corporation
40,000 2.300%,  2/1/2025 41,351
11,000 3.375%,  7/1/2025 11,815
42,000 3.125%,  12/1/2030 42,668
American Airlines, Inc.
115,000 11.750%,  7/15/2025
g
144,325
205,000 5.500%,  4/20/2026
g
217,044
20,000 5.750%,  4/20/2029
g
21,625
Avis Budget Car Rental, LLC
95,000 5.375%,  3/1/2029
g
98,919
Boeing Company
41,000 1.950%,  2/1/2024 41,983
CSX Corporation
42,000 4.250%,  3/15/2029 48,824
Delta Air Lines, Inc.
110,000 7.000%,  5/1/2025
g
128,369
95,073 4.500%,  10/20/2025
g
102,167
83,000 4.750%,  10/20/2028
g
92,276
FedEx Corporation
42,000 2.400%,  5/15/2031 42,744
Greenbrier Companies, Inc.,
Convertible
67,000 2.875%,  4/15/2028
g
69,914
J.B. Hunt Transport Services, Inc.
35,000 3.300%,  8/15/2022 35,912
JetBlue Airways Corporation,
Convertible
42,000 0.500%,  4/1/2026
g
41,853
Meritor, Inc., Convertible
57,000 3.250%,  10/15/2037 60,494
Mileage Plus Holdings, LLC
105,000 6.500%,  6/20/2027
g
115,605
Penske Truck Leasing Company,
LP
41,000 1.200%,  11/15/2025
g
40,609
42,000 1.700%,  6/15/2026
g
42,278

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (58.6%) Value
Transportation (1.0%) - continued
Southwest Airlines Company
$ 42,000 5.125%,  6/15/2027 $ 49,412
42,000 2.625%,  2/10/2030 42,987
Southwest Airlines Company,
Convertible
36,000 1.250%,  5/1/2025 54,517
Union Pacific Corporation
55,000 3.750%,  7/15/2025 60,940
42,000 2.150%,  2/5/2027 43,558
United Airlines Pass Through Trust
35,000 3.700%,  12/1/2022 36,036
United Airlines, Inc.
125,000 4.375%,  4/15/2026
g
129,398
125,000 4.625%,  4/15/2029
g
129,375
XPO Logistics, Inc.
80,000 6.125%,  9/1/2023
g
80,600
40,000 6.750%,  8/15/2024
g
41,550
80,000 6.250%,  5/1/2025
g
85,100
Total 2,255,213
Utilities (1.3%)
AES Corporation
25,000 3.950%,  7/15/2030
g
27,337
Ameren Corporation
41,000 1.750%,  3/15/2028 40,571
American Electric Power
Company, Inc.
42,000 2.300%,  3/1/2030 42,448
Berkshire Hathaway Energy
Company
59,000 4.050%,  4/15/2025 65,510
Calpine Corporation
160,000 4.500%,  2/15/2028
g
163,200
CenterPoint Energy, Inc.
34,000 2.500%,  9/1/2024 35,555
62,000 1.450%,  6/1/2026 62,044
63,000 2.650%,  6/1/2031 64,175
Dominion Energy, Inc.
34,000 3.071%,  8/15/2024 36,042
89,000 4.650%,  12/15/2024
b,i
94,562
42,000 3.375%,  4/1/2030 45,734
DTE Energy Company
42,000 3.800%,  3/15/2027 46,728
Duke Energy Corporation
24,000 4.875%,  9/16/2024
b,i
25,500
84,000 3.150%,  8/15/2027 90,653
42,000 2.450%,  6/1/2030 42,467
Edison International
50,000 4.950%,  4/15/2025 55,357
Energy Transfer, LP
48,000 6.500%,  11/15/2026
b,i
48,936
Entergy Corporation
41,000 0.900%,  9/15/2025 40,452
42,000 1.900%,  6/15/2028 41,939
Evergy, Inc.
35,000 2.450%,  9/15/2024 36,653
Exelon Corporation
42,000 4.050%,  4/15/2030 47,835
FirstEnergy Corporation
59,000 3.350%,  7/15/2022 59,973
Principal
Amount Long-Term Fixed Income (58.6%) Value
Utilities (1.3%) - continued
Georgia Power Company
$ 40,000 2.100%,  7/30/2023 $ 41,307
Jersey Central Power & Light
Company
21,000 2.750%,  3/1/2032
g
21,317
NextEra Energy Capital Holdings,
Inc.
42,000 2.250%,  6/1/2030 42,328
NextEra Energy Operating
Partners, LP
160,000 3.875%,  10/15/2026
g
169,000
NiSource, Inc.
48,000 5.650%,  6/15/2023
b,i
51,180
42,000 2.950%,  9/1/2029 44,488
NRG Energy, Inc.
41,000 2.000%,  12/2/2025
g
41,589
140,000 3.375%,  2/15/2029
g
137,028
NRG Energy, Inc., Convertible
10,000 2.750%,  6/1/2048 11,620
Pacific Gas and Electric Company
63,000 3.750%,  2/15/2024 66,041
63,000 2.100%,  8/1/2027 61,185
PG&E Corporation
80,000 5.000%,  7/1/2028 80,890
65,000 5.250%,  7/1/2030 65,617
Public Service Enterprise Group,
Inc.
42,000 1.600%,  8/15/2030 39,801
Sempra Energy
44,000 4.875%,  10/15/2025
b,i
47,740
63,000 3.400%,  2/1/2028 69,226
Southern Company
85,000 4.000%,  1/15/2051
b
89,888
92,000 3.750%,  9/15/2051
b
92,589
Suburban Propane Partners, LP
155,000 5.875%,  3/1/2027 162,735
Talen Energy Supply, LLC
80,000 7.625%,  6/1/2028
g
74,857
TerraForm Power Operating, LLC
155,000 5.000%,  1/31/2028
g
164,106
TransCanada Trust
90,000 5.875%,  8/15/2076
b
100,463
Vistra Operations Company, LLC
160,000 5.000%,  7/31/2027
g
164,261
Xcel Energy, Inc.
42,000 4.000%,  6/15/2028 47,803
Total 3,100,730
Total Long-Term Fixed Income
(cost $135,145,480) 137,553,368
Shares
Registered Investment
Companies ( 16.8% ) Value
Unaffiliated  (1.6%)
10,984 Aberdeen Asia-Pacific Income
Fund, Inc. 48,659
6,175 AllianceBernstein Global High
Income Fund, Inc. 77,249
4,753 BlackRock Core Bond Trust 78,519
3,445 BlackRock Corporate High Yield
Fund, Inc. 42,442

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (16.8%) Value
Unaffiliated  (1.6%)- continued
5,018 BlackRock Credit Allocation
Income Trust $ 78,231
150 BlackRock Enhanced Equity
Dividend Trust 1,519
2,678 BlackRock Enhanced Global
Dividend Trust 33,609
3,047 BlackRock Multi-Sector Income
Trust 56,857
1,900 Brookfield Real Assets Income
Fund, Inc. 41,610
5,814 Eaton Vance Limited Duration
Income Fund 77,094
1,795 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 18,309
6,463 Invesco Dynamic Credit
Opportunities Fund 76,651
2,861 Invesco Senior Loan ETF 63,371
6,525 iShares S&P U.S. Preferred Stock
Index Fund
l
256,661
11,525 Nuveen Credit Strategies Income
Fund 77,794
4,535 PGIM Global High Yield Fund, Inc. 72,288
4,651 PGIM High Yield Bond Fund, Inc. 75,672
1,172 Pimco Dynamic Credit And
Mortgage Income Fund 26,229
2,538 Royce Value Trust, Inc. 48,146
12,050 SPDR Bloomberg Barclays High
Yield Bond ETF
l
1,325,018
30,916 SPDR Bloomberg Barclays Short
Term High Yield Bond ETF 852,663
663 Tri-Continental Corporation 22,602
3,115 Virtus Dividend, Interst & Premium
Strategy Fund
l
46,943
3,659 Voya Global Equity Dividend &
Premium Opportunity Fund 21,808
8,583 Wells Fargo Income Opportunities
Fund 75,445
11,118 Western Asset High Income
Opportunity Fund, Inc. 58,703
Total 3,654,092
Affiliated  (15.2%)
3,583,750 Thrivent Core Emerging Markets
Debt Fund 35,658,308
Total 35,658,308
Total Registered Investment
Companies (cost $38,234,858) 39,312,400
Shares Common Stock ( 1.1% ) Value
Communications Services (0.1%)
232 Charter Communications, Inc.
m
167,376
839 Twitter, Inc.
m
57,732
166 ViacomCBS, Inc. 7,503
306 Windstream Services, LLC,
Warrants (Expires 12/31/2049)
m
4,514
Total 237,125
Consumer Discretionary (0.1%)
1,329 Bloomin' Brands, Inc.
m
36,069
17 Booking Holdings, Inc.
m
37,198
355 Dick's Sporting Goods, Inc. 35,567
192 Expedia Group, Inc.
m
31,432
Shares Common Stock (1.1%) Value
Consumer Discretionary (0.1%) - continued
491 Ford Motor Company
m
$ 7,296
3,391 Under Armour, Inc., Class C
m
62,971
Total 210,533
Consumer Staples (<0.1%)
737 Bunge, Ltd. 57,596
Total 57,596
Energy (0.1%)
377 Cheniere Energy, Inc.
m
32,701
1,000 Kinder Morgan, Inc. 18,230
54,556 McDermott International, Inc.
m
26,732
250 MPLX, LP 7,403
782 PDC Energy, Inc. 35,808
276 Pioneer Natural Resources
Company 44,856
270 TC Energy Corporation 13,370
400 Williams Companies, Inc. 10,620
Total 189,720
Financials (0.2%)
1,253 Bank of America Corporation 51,661
2,000 BlackRock TCP Capital
Corporation 27,640
716 Blackstone Mortgage Trust, Inc. 22,833
2,509 FS KKR Capital Corporation 53,969
2,352 Golub Capital BDC, Inc. 36,268
859 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 48,233
1,374 KKR & Company, Inc. 81,396
789 Sixth Street Specialty Lending, Inc. 17,508
606 Starwood Property Trust, Inc. 15,859
1,305 Wells Fargo & Company 59,103
Total 414,470
Health Care (0.1%)
282 Anthem, Inc. 107,668
632 Danaher Corporation 169,603
Total 277,271
Industrials (0.1%)
957 Chart Industries, Inc.
m
140,028
622 Fortive Corporation 43,378
186 FTI Consulting, Inc.
m
25,410
898 JetBlue Airways Corporation
m
15,068
328 Patrick Industries, Inc. 23,944
417 Southwest Airlines Company
m
22,139
174 Stanley Black & Decker, Inc. 35,668
Total 305,635
Information Technology (0.4%)
240 Akamai Technologies, Inc.
m
27,984
276 Broadcom, Ltd. 131,608
665 II-VI, Inc.
m
48,272
194 InterDigital, Inc. 14,168
755 Microchip Technology, Inc. 113,054
485 Micron Technology, Inc.
m
41,215
280 Motorola Solutions, Inc. 60,718
2,019 Nuance Communications, Inc.
m
109,914
2,402 ON Semiconductor Corporation
m
91,949
4,434 Sabre Corporation
m
55,336
29 ServiceNow, Inc.
m
15,937

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (1.1%) Value
Information Technology (0.4%) - continued
338 Square, Inc.
m
$ 82,405
450 SunPower Corporation
m
13,149
645 Teradyne, Inc. 86,404
289 Western Digital Corporation
m
20,568
Total 912,681
Materials (<0.1%)
215 International Flavors & Fragrances,
Inc. 32,121
Total 32,121
Real Estate (<0.1%)
1,486 Lexington Realty Trust 17,758
Total 17,758
Utilities (<0.1%)
300 Essential Utilities, Inc. 13,710
Total 13,710
Total Common Stock
(cost $2,839,055) 2,668,620
Shares
Collateral Held for Securities
Loaned ( 1.1% ) Value
2,569,500 Thrivent Cash Management Trust 2,569,500
Total Collateral Held for
Securities Loaned
(cost $2,569,500) 2,569,500
Shares Preferred Stock ( 0.9% ) Value
Communications Services (0.1%)
5,650 AT&T, Inc., 4.750%
i
150,234
248 ViacomCBS, Inc., Convertible,
5.750% 18,384
Total 168,618
Consumer Staples (<0.1%)
850 CHS, Inc., 7.100%
b,i
24,234
Total 24,234
Energy (0.1%)
6,153 Crestwood Equity Partners, LP,
9.250%
i
57,715
825 Energy Transfer, LP, 7.600%
b,i
20,625
1,736 Nustar Logistics, LP, 6.918%
b
44,476
Total 122,816
Financials (0.5%)
1,250 Aegon Funding Corporation II,
5.100% 33,587
3,700 Allstate Corporation, 5.100%
i
104,118
2,200 Bank of America Corporation,
5.000%
i
60,060
1,000 Bank of America Corporation,
5.375%
i
27,940
3,050 Capital One Financial Corporation,
5.000%
i
82,868
1,445 Cobank ACB, 6.250%
b,i
151,725
2,775 Equitable Holdings, Inc., 5.250%
i
74,509
70 First Horizon Bank, 3.750%
b,g,i
57,050
864 GMAC Capital Trust I, 5.941%
b
21,868
Shares Preferred Stock (0.9%) Value
Financials (0.5%) - continued
1,750 J.P. Morgan Chase & Company,
4.750%
i
$ 47,792
1,750 J.P. Morgan Chase & Company,
5.750%
i
49,438
1,750 Legg Mason, Inc., 5.450% 44,240
3,080 Morgan Stanley, 5.850%
b,i
90,922
3,700 Morgan Stanley, 7.125%
b,i
107,004
425 Synovus Financial Corporation,
5.875%
b,i
11,586
2,650 Truist Financial Corporation,
4.750%
i
70,543
148 Wells Fargo & Company,
Convertible, 7.500%
i
225,879
Total 1,261,129
Health Care (<0.1%)
425 Boston Scientific Corporation,
Convertible, 5.500% 49,325
Total 49,325
Industrials (0.1%)
44 Fluor Corporation, Convertible,
6.500%
g,i,m
46,680
788 Stanley Black & Decker, Inc.,
Convertible, 5.250% 95,135
Total 141,815
Real Estate (<0.1%)
3,200 Public Storage, 4.125%
i
83,360
668 Public Storage, 4.625%
i
18,397
175 Public Storage, 4.700%
i
4,898
275 Public Storage, 4.875%
i
7,595
Total 114,250
Utilities (0.1%)
879 AES Corporation, Convertible,
6.875% 94,554
455 American Electric Power
Company, Inc., Convertible,
6.125% 23,314
3,750 CMS Energy Corporation,
4.200%
e,i,m
94,763
89 NiSource, Inc., Convertible,
7.750% 9,148
3,525 Southern Company, 4.950% 94,541
Total 316,320
Total Preferred Stock
(cost $2,072,489) 2,198,507
Shares or
Principal
Amount Short-Term Investments ( 14.6% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.015%, 7/14/2021
n
99,999
100,000 0.004%, 8/6/2021
n,o
99,996
100,000 0.040%, 8/25/2021
n,o
99,994
Thrivent Core Short-Term Reserve
Fund
3,383,937 0.140% 33,839,369

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments (14.6%) Value
Total Short-Term Investments
(cost $34,135,109) 34,139,358
Total Investments (cost
$261,848,321) 113.2% $265,503,004
Other Assets and Liabilities, Net
(13.2%) (30,902,325)
Total Net Assets 100.0% $234,600,679
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.
b Denotes variable rate securities. The rate shown is as of
June 30, 2021. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d All or a portion of the loan is unfunded.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of June 30, 2021.
g Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2021, the value of these investments was $51,174,396 or 21.8% of
total net assets.
h Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
June 30, 2021.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
k All or a portion of the security is insured or guaranteed.
l All or a portion of the security is on loan.
m Non-income producing security.
n The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
o All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Portfolio as of June 30, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 966,254
Common Stock 1,535,211
Total lending $2,501,465
Gross amount payable upon return of
collateral for securities loaned $2,569,500
Net amounts due to counterparty
$68,035
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
REMIC - Real Estate Mortgage Investment Conduit
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
12 MTA - 12 Month Treasury Average
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 2M - ICE Libor USD Rate 2 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
PRIME - Federal Reserve Prime Loan Rate
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 4,709,364
Gross unrealized depreciation (1,355,345)
Net unrealized appreciation (depreciation) $ 3,354,019
Cost for federal income tax purposes $ 262,217,304

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing Opportunity Income Plus Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 3,167,462 – 3,167,462 –
Capital Goods 5,790,561 – 5,425,850 364,711
Communications Services 8,900,551 – 8,900,551 –
Consumer Cyclical 7,759,550 – 7,759,550 –
Consumer Non-Cyclical 8,620,679 – 8,308,729 311,950
Energy 59,013 – 59,013 –
Financials 2,792,549 – 2,280,950 511,599
Technology 5,505,596 – 5,505,596 –
Transportation 2,691,825 – 2,691,825 –
Utilities 1,773,465 – 1,773,465 –
Long-Term Fixed Income
Asset-Backed Securities^ 9,565,869 – 9,365,869 200,000
Basic Materials 3,494,557 – 3,494,557 –
Capital Goods 5,373,337 – 5,373,337 –
Collateralized Mortgage Obligations 14,674,342 – 14,449,342 225,000
Commercial Mortgage-Backed Securities 536,912 – 536,912 –
Communications Services 8,691,143 – 8,691,143 –
Consumer Cyclical 11,498,025 – 11,498,025 –
Consumer Non-Cyclical 10,789,005 – 10,789,005 –
Energy 10,040,520 – 10,040,520 –
Financials 20,142,893 – 20,142,893 –
Foreign Government 50,176 – 50,176 –
Mortgage-Backed Securities 32,946,130 – 32,946,130 –
Technology 4,394,516 – 4,394,516 –
Transportation 2,255,213 – 2,255,213 –
Utilities 3,100,730 – 3,100,730 –
Registered Investment Companies
Unaffiliated 3,654,092 3,654,092 – –
Common Stock
Communications Services 237,125 232,611 4,514 –
Consumer Discretionary 210,533 210,533 – –
Consumer Staples 57,596 57,596 – –
Energy 189,720 189,720 – –
Financials 414,470 414,470 – –
Health Care 277,271 277,271 – –
Industrials 305,635 305,635 – –
Information Technology 912,681 912,681 – –
Materials 32,121 32,121 – –
Real Estate 17,758 17,758 – –
Utilities 13,710 13,710 – –
Preferred Stock
Communications Services 168,618 168,618 – –
Consumer Staples 24,234 24,234 – –
Energy 122,816 122,816 – –
Financials 1,261,129 1,052,354 208,775 –
Health Care 49,325 49,325 – –
Industrials 141,815 95,135 46,680 –
Real Estate 114,250 114,250 – –
Utilities 316,320 316,320 – –
Short-Term Investments 299,989 – 299,989 –
Subtotal Investments in Securities $193,435,827 $8,261,250 $183,561,317 $1,613,260
Other Investments  * Total
Affiliated Registered Investment Companies 35,658,308
Affiliated Short-Term Investments 33,839,369
Collateral Held for Securities Loaned 2,569,500
Subtotal Other Investments $72,067,177
Total Investments at Value $265,503,004

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 2 security in this section is valued at <$1.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 146,565 146,565 – –
Total Asset Derivatives $146,565 $146,565 $– $–
Liability Derivatives
Futures Contracts 78,246 78,246 – –
Total Liability Derivatives $78,246 $78,246 $– $–
The following table presents Opportunity Income Plus Portfolio's futures contracts held as of June 30, 2021. Investments and/or cash totaling
$199,990 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 42 September 2021 $ 9,266,707 ( $ 13,254)
CBOT 5-Yr. U.S. Treasury Note 33 September 2021 4,079,400 (6,221)
CBOT U.S. Long Bond 8 September 2021 1,248,964 37,037
CME Ultra Long Term U.S. Treasury Bond 24 September 2021 4,514,972 109,528
Total Futures Long Contracts $ 19,110,043 $ 127,090
CBOT 10-Yr. U.S. Treasury Note (39) September 2021 ( $ 5,137,210) ( $ 30,290)
Ultra 10-Yr. U.S. Treasury Note (11) September 2021 (1,590,754) (28,481)
Total Futures Short Contracts ( $ 6,727,964) ($58,771)
Total Futures Contracts $ 12,382,079 $68,319
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2021, for Opportunity Income Plus
Portfolio's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 146,565
Total Interest Rate Contracts 146,565
Total Asset Derivatives $146,565
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 78,246
Total Interest Rate Contracts 78,246
Total Liability Derivatives $78,246
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2021, for
Opportunity Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (77,258)
Total Equity Contracts
(77,258)
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 750,707
Total Interest Rate Contracts
750,707
Total $673,449
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2021, for Opportunity Income Plus Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 34,153
Total Interest Rate Contracts 34,153
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 43,757
Total Equity Contracts 43,757
Total $77,910
The following table presents Opportunity Income Plus Portfolio's average volume of derivative activity during the period ended June 30, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Short ($175,376)
Interest Rate Contracts
Futures - Long 15,496,620
Futures - Short (10,004,247)

Opportunity Income Plus Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $37,714 $759 $1,300 $35,658 3,584 15.2%
Total Affiliated Registered Investment
Companies 37,714 35,658 15.2
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% 37,613 88,054 91,828 33,839 3,384 14.4
Total Affiliated Short-Term Investments 37,613 33,839 14.4
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 452 25,037 22,919 2,570 2,570 1.1
Total Collateral Held for Securities Loaned 452 2,570 1.1
Total Value $75,779 $72,067
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Registered Investment Companies
Core Emerging Markets Debt $(23) $(1,492) $– $759
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% (3) 3 – 29
Total Income/Non Income Cash from Affiliated
Investments $788
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 7
Total Affiliated Income from Securities Loaned, Net $7
Total Value $(26) $(1,489) $–

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 90.2% ) Value
Bermuda (1.2%)
218,000 China Resources Gas Group, Ltd. $ 1,307,387
Total 1,307,387
Brazil (6.3%)
176,200 B3 SA - Brasil Bolsa Balcao 593,379
400,877 Banco Bradesco SA ADR 2,056,499
154,270 Rumo SA
a
595,517
143,472 Vale SA ADR 3,272,596
89,020 WEG SA 602,082
Total 7,120,073
Cayman Islands (19.3%)
199,500 Alibaba Group Holding, Ltd.
a
5,656,591
313,200 Budweiser Brewing Company
APAC, Ltd.
b
986,190
135,500 China Conch Venture Holdings, Ltd. 570,124
382,000 China Resources Land, Ltd. 1,542,822
23,600 GDS Holdings, Ltd.
a
231,815
94,500 Li Ning Company, Ltd. 1,152,741
39,900 Meituan Dianping
a,b
1,645,921
59,550 New Oriental Education &
Technology Group, Inc.
a
489,079
354,800 Sands China, Ltd.
a
1,493,410
2,996 Sea, Ltd. ADR
a
822,702
61,100 Tencent Holdings, Ltd. 4,600,372
143,500 Wuxi Biologics (Cayman), Inc.
a,b
2,627,527
Total 21,819,294
China (14.5%)
32,800 China International Travel Service
Corporation, Ltd. 1,521,376
237,500 China Merchants Bank Company,
Ltd. 2,023,071
19,800 Hangzhou Tigermed Consulting
Company, Ltd., Class A 591,089
9,900 Hangzhou Tigermed Consulting
Company, Ltd., Class H
b
232,026
2,495 Kweichow Moutai Company, Ltd. 793,619
213,780 LONGi Green Energy Technology
Company, Ltd. 2,933,020
104,925 Midea Group Company, Ltd. 1,157,384
363,840 NARI Technology Company, Ltd. 1,307,763
93,000 Ping An Insurance (Group)
Company of China, Ltd., Class H 909,112
112,182 Shanghai International Airport
Company, Ltd. 834,945
71,600 Shenzhou International Group
Holdings, Ltd. 1,808,100
56,220 Sungrow Power Supply Company,
Ltd. 998,865
158,200 Xinjiang Goldwind Science &
Technology Company, Ltd. 247,177
26,599 Yunnan Energy New Material
Company, Ltd. 961,634
Total 16,319,181
Hong Kong (2.9%)
142,000 AIA Group, Ltd. 1,761,592
25,530 Hong Kong Exchanges & Clearing,
Ltd. 1,519,796
Total 3,281,388
Shares Common Stock (90.2%) Value
India (10.5%)
30,407 Hindustan Unilever, Ltd. $ 1,012,137
87,152 Housing Development Finance
Corporation 2,908,537
394,672 ITC, Ltd. 1,077,906
55,478 Kotak Mahindra Bank, Ltd.
a
1,275,220
115,171 SBI Life Insurance Company, Ltd.
b
1,564,164
58,120 Tata Consultancy Services, Ltd. 2,619,211
15,447 Ultra Tech Cement, Ltd. 1,409,776
Total 11,866,951
Indonesia (1.8%)
566,100 Bank Central Asia Tbk PT 1,177,320
3,314,800 Bank Rakyat Indonesia Persero
Tbk PT 901,278
Total 2,078,598
Luxembourg (0.8%)
52,856 Allegro.eu SA
a,b
909,628
Total 909,628
Mexico (4.2%)
15,880 Fomento Economico Mexicano SAB
de CV ADR 1,342,019
32,560 Grupo Aeroportuario del Sureste ,
SAB de CV 599,470
281,773 Grupo Financiero Banorte SAB de
CV ADR 1,814,407
203,058 Grupo Mexico, SAB de CV 957,125
Total 4,713,021
Netherlands (2.9%)
2,675 ASML Holding NV 1,846,600
7,893 Prosus NV 773,256
8,520 Yandex NV
a
602,790
Total 3,222,646
Philippines (0.4%)
260,636 Bank of the Philippine Islands 473,265
Total 473,265
Russian Federation (4.4%)
16,519 Lukoil ADR 1,533,169
93,216 NovaTek PJSC 2,050,916
335,998 Sberbank of Russia PJSC 1,403,935
Total 4,988,020
South Africa (4.0%)
11,464 Anglo American Platinum, Ltd. 1,324,013
14,995 Naspers, Ltd. 3,161,651
Total 4,485,664
South Korea (3.5%)
3,144 LG Chem , Ltd. 2,374,003
2,630 Samsung SDI Company, Ltd. 1,628,333
Total 4,002,336
Taiwan (11.1%)
85,000 Delta Electronics, Inc. 923,428
290,000 Hon Hai Precision Industry
Company, Ltd. 1,164,352

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (90.2%) Value
Taiwan (11.1%) - continued
484,499 Taiwan Semiconductor
Manufacturing Company, Ltd. $ 10,435,156
Total 12,522,936
United Kingdom (1.3%)
56,841 Mondi plc 1,498,629
Total 1,498,629
United States (1.1%)
818 Mercadolibre , Inc.
a
1,274,272
Total 1,274,272
Total Common Stock
(cost $63,216,566) 101,883,289
Shares Preferred Stock ( 8.7% )
South Korea (8.7%)
150,645 Samsung Electronics Company,
Ltd. 9,859,727
Total 9,859,727
Total Preferred Stock
(cost $2,720,189) 9,859,727
Shares Short-Term Investments ( 1.4% )
Thrivent Core Short-Term Reserve
Fund
151,838 0.140% 1,518,380
Total Short-Term Investments
(cost $1,518,380) 1,518,380
Total Investments (cost
$67,455,135) 100.3% $113,261,396
Other Assets and Liabilities,
Net (0.3%) (355,606)
Total Net Assets 100.0% $112,905,790
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2021, the value of these investments was $7,965,456 or 7.1% of
total net assets.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 48,279,695
Gross unrealized depreciation (2,776,103)
Net unrealized appreciation (depreciation) $ 45,503,592
Cost for federal income tax purposes $ 67,757,804

Partner Emerging Markets Equity Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing Partner Emerging Markets Equity Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 8,596,628 602,790 7,993,838 –
Consumer Discretionary 17,108,502 1,274,272 15,834,230 –
Consumer Staples 5,211,871 1,342,019 3,869,852 –
Energy 4,891,472 – 4,891,472 –
Financials 21,724,955 2,056,499 19,668,456 –
Health Care 3,450,642 – 3,450,642 –
Industrials 6,344,306 – 6,344,306 –
Information Technology 18,516,354 822,702 17,693,652 –
Materials 11,797,776 3,272,596 8,525,180 –
Utilities 4,240,783 – 4,240,783 –
Preferred Stock
Information Technology 9,859,727 – 9,859,727 –
Subtotal Investments in Securities $111,743,016 $9,370,878 $102,372,138 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,518,380
Subtotal Other Investments $1,518,380
Total Investments at Value $113,261,396
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Emerging Markets
Equity Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $1,093 $14,434 $14,009 $1,518 152 1.4%
Total Affiliated Short-Term Investments 1,093 1,518 1.4
Total Value $1,093 $1,518
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $– $– $– $2
Total Income/Non Income Cash from Affiliated
Investments $2
Total Value $– $– $–

Partner Healthcare Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.5% ) Value
Biotechnology (19.1%)
25,550 AbbVie, Inc. $ 2,877,952
20,110 Acceleron Pharma, Inc.
a
2,523,604
11,296 Agios Pharmaceuticals, Inc.
a
622,523
11,469 Allakos , Inc.
a
979,108
3,911 Allogene Therapeutics, Inc.
a
101,999
17,471 Alnylam Pharmaceuticals, Inc.
a
2,961,684
13,777 Ambrx Biopharma, Inc. ADR
a
270,029
32,554 Amgen, Inc. 7,935,037
22,375 Arcutis Biotherapeutics , Inc.
a
610,614
7,817 Arena Pharmaceuticals, Inc.
a
533,119
2,470 Argenx SE ADR
a
743,643
12,772 Biogen, Inc.
a
4,422,560
3,650 Biohaven Pharmaceutical Holding
Company, Ltd.
a
354,342
7,607 BioMarin Pharmaceutical, Inc.
a
634,728
5,278 Blueprint Medicines Corporation
a
464,253
8,561 BridgeBio Pharma, Inc.
a
521,879
6,700 Cerevel Therapeutics Holdings
a
171,654
2,233 Cerevel Therapeutics Holdings,
Warrants (Expires 06/09/2027)
a
31,843
6,232 Connect Biopharma Holdings, Ltd.
ADR
a
121,711
8,595 Cytokinetics, Inc.
a
170,095
13,043 Decibel Therapeutics, Inc.
a
112,170
7,165 Design Therapeutics, Inc.
a
142,512
7,651 Dicerna Pharmaceuticals, Inc.
a
285,535
2,820 Enanta Pharmaceuticals, Inc.
a
124,108
7,305 EXACT Sciences Corporation
a
908,084
7,730 Genmab AS
a
3,167,312
26,384 Genmab AS ADR
a
1,077,259
107,510 Gilead Sciences, Inc. 7,403,139
12,955 Global Blood Therapeutics, Inc.
a
453,684
3,840 Guardant Health, Inc.
a
476,890
8,134 IDEAYA Biosciences, Inc.
a
170,733
5,022 Immunocore Holdings plc ADR
a
196,109
12,716 Incyte Corporation
a
1,069,797
1,933 Krystal Biotech, Inc.
a
131,444
30,019 Mersana Therapeutics, Inc.
a
407,658
7,479 Mirati Therapeutics, Inc.
a
1,208,083
14,609 Monte Rosa Therapeutics, Inc.
a
331,624
8,560 Nautilus Biotechnology, Inc.
a
86,456
9,705 Neurocrine Biosciences, Inc.
a
944,491
2,146 Nuvation Bio, Inc., Warrants
(Expires 07/07/2027)
a
5,580
11,100 Prothena Corporation plc
a
570,651
2,440 PTC Therapeutics, Inc.
a
103,139
4,421 RAPT Therapeutics, Inc.
a
140,544
5,995 Regeneron Pharmaceuticals, Inc.
a
3,348,447
5,806 Relay Therapeutics, Inc.
a
212,441
4,632 Sarepta Therapeutics, Inc.
a
360,092
34,429 Seagen , Inc.
a
5,435,650
6,140 Seres Therapeutics, Inc.
a
146,439
12,324 Talaris Therapeutics, Inc.
a
181,040
7,235 Taysha Gene Therapies, Inc.
a
153,382
5,383 TCR2 Therapeutics, Inc.
a
88,335
7,995 Translate Bio, Inc.
a
220,182
11,159 Vertex Pharmaceuticals, Inc.
a
2,249,989
Total 58,965,376
Financials (0.3%)
5,120 BCTG Acquisition Corporation
a
58,214
47,585 Health Assurance Acquisition
Corporation
a
476,326
Shares Common Stock (97.5%) Value
Financials (0.3%) - continued
11,896 Health Assurance Acquisition
Corporation, Warrants (Expires
11/12/2025)
a
$ 21,294
7,296 Health Sciences Acquisitions
Corporation 2
a
74,419
6,199 Helix Acquisition Corporation
a
64,036
22,420 MedTech Acquisition Corporation
a
218,819
7,473 MedTech Acquisition Corporation,
Warrants (Expires 12/18/2025)
a
7,419
14,300 Therapeutics Acquisition
Corporation
a
147,004
Total 1,067,531
Health Care Distributors (1.8%)
7,353 AmerisourceBergen Corporation 841,845
41,610 Cardinal Health, Inc. 2,375,515
21,220 Henry Schein, Inc.
a
1,574,312
3,196 McKesson Corporation 611,203
Total 5,402,875
Health Care Equipment (26.3%)
136,046 Abbott Laboratories 15,771,813
5,667 ABIOMED, Inc.
a
1,768,727
57,083 Avantor , Inc.
a
2,027,017
18,695 Baxter International, Inc. 1,504,948
6,368 Becton, Dickinson and Company 1,548,634
166,643 Boston Scientific Corporation
a
7,125,655
19,084 Butterfly Network, Inc.
a
276,336
6,361 Butterfly Network, Inc., Warrants
(Expires 06/29/2025)
a
30,724
52,462 Edwards Lifesciences Corporation
a
5,433,489
8,682 Intuitive Surgical, Inc.
a
7,984,314
11,507 Masimo Corporation
a
2,789,872
86,006 Medtronic plc 10,675,925
7,020 Natera , Inc.
a
796,981
7,620 Nevro Corporation
a
1,263,320
4,620 Novocure , Ltd.
a
1,024,808
14,412 ResMed , Inc. 3,552,846
860 Straumann Holding AG 1,371,738
26,250 Stryker Corporation 6,817,913
10,242 Teleflex, Inc. 4,115,133
32,185 Zimmer Biomet Holdings, Inc. 5,175,992
Total 81,056,185
Health Care Facilities (0.8%)
21,028 Agilon Health, Inc.
a
853,106
20,769 Encompass Health Corporation 1,620,605
6,930 Innovage Holding Corporation
a
147,678
Total 2,621,389
Health Care Services (5.1%)
38,829 Agiliti , Inc.
a
849,190
10,198 Amedisys , Inc.
a
2,497,796
11,207 CareMax , Inc.
a
144,570
2,241 CareMax , Inc., Warrants (Expires
07/16/2025)
a
10,578
30,283 Cigna Holding Company 7,179,191
10,573 LHC Group, Inc.
a
2,117,349
37,437 Lifestance Health Group, Inc.
a
1,042,995
11,528 Teladoc Health, Inc.
a
1,916,991
Total 15,758,660

Partner Healthcare Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.5%) Value
Health Care Supplies (1.8%)
53,161 Alcon, Inc. $ 3,735,092
26,810 Dentsply Sirona, Inc. 1,696,000
Total 5,431,092
Health Care Technology (0.4%)
25,722 Alignment Healthcare, Inc.
a
601,123
12,258 Privia Health Group, Inc.
a
543,888
Total 1,145,011
Life Sciences Tools & Services (8.1%)
7,216 Agilent Technologies, Inc. 1,066,597
7,622 Illumina, Inc.
a
3,606,807
16,103 IQVIA Holding, Inc.
a
3,902,079
27,014 Thermo Fisher Scientific, Inc. 13,627,752
119,726 WuXi AppTec Company, Ltd.
b
2,794,594
Total 24,997,829
Managed Health Care (12.3%)
15,943 Anthem, Inc. 6,087,037
51,927 Centene Corporation
a
3,787,036
18,826 Humana, Inc. 8,334,647
48,827 UnitedHealth Group, Inc. 19,552,284
Total 37,761,004
Pharmaceuticals (21.5%)
7,981 Apellis Pharmaceuticals, Inc.
a
504,399
80,339 Bristol-Myers Squibb Company 5,368,252
8,500 Eisai Company, Ltd. 835,357
33,750 Elanco Animal Health, Inc.
a
1,170,787
59,690 Eli Lilly and Company 13,700,049
6,233 Forma Therapeutics Holdings,
Inc.
a
155,139
472,505 Hansoh Pharmaceutical Group
Company, Ltd.
b
2,064,677
10,065 Horizon Therapeutics plc
a
942,487
182,000 Hua Medicine
a,b
109,780
79,169 Johnson & Johnson 13,042,301
37,942 Merck & Company, Inc. 2,950,749
12,798 Nektar Therapeutics
a
219,614
260,776 Pfizer, Inc. 10,211,988
4,155 Roche Holding AG 1,565,762
36,364 Sanofi 3,820,488
28,875 Sanofi ADR 1,520,558
144,500 Wuxi Biologics (Cayman), Inc.
a,b
2,645,837
28,821 Zoetis, Inc. 5,371,082
Total 66,199,306
Total Common Stock
(cost $196,162,021) 300,406,258
Shares Short-Term Investments ( 2.6% ) Value
Thrivent Core Short-Term Reserve
Fund
802,306 0.140% 8,023,057
Total Short-Term Investments
(cost $8,020,552) 8,023,057
Total Investments (cost
$204,182,573) 100.1% $308,429,315
Other Assets and Liabilities, Net
(0.1%) (189,513)
Total Net Assets 100.0% $308,239,802
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of June 30, 2021, the value of these investments was $7,614,888 or 2.5% of
total net assets.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 104,541,065
Gross unrealized depreciation (1,026,428)
Net unrealized appreciation (depreciation) $ 103,514,637
Cost for federal income tax purposes $ 204,914,678

Partner Healthcare Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing Partner Healthcare Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Biotechnology 58,965,376 55,798,064 3,167,312 –
Financials 1,067,531 1,067,531 – –
Health Care Distributors 5,402,875 5,402,875 – –
Health Care Equipment 81,056,185 79,684,447 1,371,738 –
Health Care Facilities 2,621,389 2,621,389 – –
Health Care Services 15,758,660 15,758,660 – –
Health Care Supplies 5,431,092 5,431,092 – –
Health Care Technology 1,145,011 1,145,011 – –
Life Sciences Tools & Services 24,997,829 22,203,235 2,794,594 –
Managed Health Care 37,761,004 37,761,004 – –
Pharmaceuticals 66,199,306 55,157,405 11,041,901 –
Subtotal Investments in Securities $300,406,258 $282,030,713 $18,375,545 $–
Other Investments  * Total
Affiliated Short-Term Investments 8,023,057
Subtotal Other Investments $8,023,057
Total Investments at Value $308,429,315
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2021, for
Partner Healthcare Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Foreign Exchange Contracts
Forward Contracts Net realized gains/(losses) on Foreign currency forward contracts (3,863)
Total Foreign Exchange Contracts (3,863)
Total ($3,863)
The following table presents Partner Healthcare Portfolio's average volume of derivative activity during the period ended June 30, 2021.
Derivative Risk Category Average Notional Value
Foreign Exchange Contracts
Contracts Sold ($11,095)

Partner Healthcare Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Partner Healthcare Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $6,423 $25,977 $24,377 $8,023 802 2.6%
Total Affiliated Short-Term Investments 6,423 8,023 2.6
Total Value $6,423 $8,023
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $– $– $– $6
Total Income/Non Income Cash from Affiliated
Investments $6
Total Value $– $– $–

Real Estate Securities Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 99.6% ) Value
Diversified REITs (6.3%)
8,554 American Assets Trust, Inc. $ 318,979
28,612 Apartment Income REIT
Corporation 1,357,067
42,667 Cousins Properties, Inc. 1,569,292
90,470 Duke Realty Corporation 4,283,755
16,000 Lexington Realty Trust 191,200
23,174 Spirit Realty Capital, Inc. 1,108,644
44,006 Store Capital Corporation 1,518,647
33,584 VEREIT, Inc. 1,542,513
9,158 WP Carey, Inc. 683,370
Total 12,573,467
Health Care REITs (8.9%)
29,462 Healthcare Realty Trust, Inc. 889,752
56,225 Healthcare Trust of America, Inc. 1,501,207
114,000 Healthpeak Properties, Inc. 3,795,060
57,506 Medical Properties Trust, Inc. 1,155,871
19,214 Omega Healthcare Investors, Inc. 697,276
12,176 Physicians Realty Trust 224,891
54,598 Ventas, Inc. 3,117,546
77,470 Welltower , Inc. 6,437,757
Total 17,819,360
Hotel & Resort REITs (4.5%)
49,352 Apple Hospitality REIT, Inc. 753,111
11,100 Caesars Entertainment, Inc.
a
1,151,625
118,551 Host Hotels and Resorts, Inc.
a
2,026,037
2,300 Marriott International, Inc.
a
313,996
52,858 MGM Growth Properties LLC 1,935,660
33,635 Park Hotels and Resorts, Inc.
a
693,217
11,476 Pebblebrook Hotel Trust 270,260
43,154 RLJ Lodging Trust 657,235
7,256 Ryman Hospitality Properties
a
572,934
48,357 Sunstone Hotel Investors, Inc.
a
600,594
Total 8,974,669
Industrial REITs (12.9%)
44,892 Americold Realty Trust 1,699,162
4,751 EastGroup Properties, Inc. 781,302
35,396 First Industrial Realty Trust, Inc. 1,848,733
112,981 Prologis, Inc. 13,504,619
55,814 Rexford Industrial Realty, Inc. 3,178,607
9,588 SBA Communications Corporation 3,055,696
25,933 STAG Industrial, Inc. 970,672
10,945 Terreno Realty Corporation 706,172
Total 25,744,963
Office REITs (7.9%)
32,827 Alexandria Real Estate Equities,
Inc. 5,972,544
20,283 Boston Properties, Inc. 2,324,229
16,946 Corporate Office Properties Trust 474,319
29,590 Douglas Emmett, Inc. 994,816
25,312 Highwoods Properties, Inc. 1,143,343
35,172 Hudson Pacific Properties, Inc. 978,485
19,026 JBG SMITH Properties 599,509
22,191 Kilroy Realty Corporation 1,545,381
11,823 SL Green Realty Corporation 945,840
14,954 Vornado Realty Trust 697,903
Total 15,676,369
Shares Common Stock (99.6%) Value
Real Estate Operating Companies (0.5%)
37,337 Essential Properties Realty Trust,
Inc. $ 1,009,593
Total 1,009,593
Real Estate Services (0.3%)
6,700 CBRE Group, Inc.
a
574,391
Total 574,391
Residential REITs (20.2%)
21,262 American Campus Communities,
Inc. 993,361
106,625 American Homes 4 Rent 4,142,381
20,379 AvalonBay Communities, Inc. 4,252,894
22,731 Camden Property Trust 3,015,722
50,903 Equity Lifestyle Properties, Inc. 3,782,602
41,666 Equity Residential 3,208,282
11,785 Essex Property Trust, Inc. 3,535,618
159,546 Invitation Homes, Inc. 5,949,470
18,408 Mid-America Apartment
Communities, Inc. 3,100,275
28,601 Sun Communities, Inc. 4,902,211
70,124 UDR, Inc. 3,434,674
Total 40,317,490
Retail REITs (9.4%)
15,997 Agree Realty Corporation 1,127,629
83,271 Brixmor Property Group, Inc. 1,906,073
8,056 Federal Realty Investment Trust 943,921
48,387 Kimco Realty Corporation 1,008,869
20,971 National Retail Properties, Inc. 983,120
16,513 NetSTREIT Corporation 380,790
21,624 Realty Income Corporation 1,443,186
37,607 Regency Centers Corporation 2,409,480
19,186 Retail Opportunity Investments
Corporation 338,825
45,649 Simon Property Group, Inc. 5,956,282
33,290 SITE Centers Corporation 501,347
25,301 Urban Edge Properties 483,249
36,442 Weingarten Realty Investors 1,168,695
Total 18,651,466
Specialized REITs (28.7%)
37,613 American Tower Corporation 10,160,776
7,880 CoreSite Realty Corporation 1,060,648
25,743 Crown Castle International
Corporation 5,022,459
46,786 CubeSmart 2,167,128
23,190 CyrusOne , Inc. 1,658,549
26,918 Digital Realty Trust, Inc. 4,050,082
13,924 Equinix , Inc. 11,175,402
27,482 Extra Space Storage, Inc. 4,502,101
13,973 Four Corners Property Trust, Inc. 385,795
32,244 Gaming and Leisure Properties,
Inc. 1,493,865
5,767 GDS Holdings, Ltd. ADR
a
452,652
11,400 Iron Mountain, Inc. 482,448
24,309 Life Storage, Inc. 2,609,571
9,965 National Storage Affiliates Trust 503,830
3,700 PotlatchDeltic Corporation 196,655
14,704 Public Storage, Inc. 4,421,346
17,294 QTS Realty Trust, Inc. 1,336,826
111,145 VICI Properties, Inc. 3,447,718

Real Estate Securities Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (99.6%) Value
Specialized REITs (28.7%) - continued
58,489 Weyerhaeuser Company $ 2,013,191
Total 57,141,042
Total Common Stock
(cost $121,432,407) 198,482,810
Shares Short-Term Investments ( 0.3% ) Value
Thrivent Core Short-Term Reserve
Fund
50,875 0.140% 508,746
Total Short-Term Investments
(cost $508,746) 508,746
Total Investments (cost
$121,941,153) 99.9% $198,991,556
Other Assets and Liabilities, Net
0.1% 262,152
Total Net Assets 100.0% $199,253,708
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 78,400,551
Gross unrealized depreciation (2,223,143)
Net unrealized appreciation (depreciation) $ 76,177,408
Cost for federal income tax purposes $ 122,814,148

Real Estate Securities Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing Real Estate Securities Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Diversified REITs 12,573,467 12,573,467 – –
Health Care REITs 17,819,360 17,819,360 – –
Hotel & Resort REITs 8,974,669 8,974,669 – –
Industrial REITs 25,744,963 25,744,963 – –
Office REITs 15,676,369 15,676,369 – –
Real Estate Operating Companies 1,009,593 1,009,593 – –
Real Estate Services 574,391 574,391 – –
Residential REITs 40,317,490 40,317,490 – –
Retail REITs 18,651,466 18,651,466 – –
Specialized REITs 57,141,042 57,141,042 – –
Subtotal Investments in Securities $198,482,810 $198,482,810 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 508,746
Subtotal Other Investments $508,746
Total Investments at Value $198,991,556
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Real Estate Securities
Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $338 $10,056 $9,885 $509 51 0.3%
Total Affiliated Short-Term Investments 338 509 0.3
Total Value $338 $509
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $– $– $– $0
Total Income/Non Income Cash from Affiliated
Investments $0
Total Value $– $– $–

Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.4% ) Value
Consumer Discretionary (14.2%)
12,381 Bally's Corporation
a
$ 669,936
8,876 Choice Hotels International, Inc. 1,055,001
29,723 Cooper-Standard Holdings, Inc.
a
861,967
57,841 Duluth Holdings, Inc.
a
1,194,417
98,152 Everi Holdings, Inc.
a
2,447,911
5,306 Five Below, Inc.
a
1,025,491
2,689 Lithia Motors, Inc. 924,048
6,777 Magnite, Inc.
a
229,334
11,780 Ollie's Bargain Outlet Holdings,
Inc.
a
991,051
7,877 Papa John's International, Inc. 822,674
12,477 Planet Fitness, Inc.
a
938,894
23,155 Skyline Corporation
a
1,234,161
8,246 Wingstop, Inc. 1,299,817
Total 13,694,702
Consumer Staples (3.1%)
59,063 e.l.f. Beauty, Inc.
a
1,602,970
30,113 Turning Point Brands, Inc. 1,378,272
Total 2,981,242
Energy (0.3%)
24,949 Nine Energy Service, Inc.
a
73,350
13,173 Talos Energy, Inc.
a
206,026
Total 279,376
Financials (4.8%)
12,699 Ameris Bancorp 642,950
8,687 Hamilton Lane, Inc. 791,559
4,436 Kinsale Capital Group, Inc. 730,920
14,180 Seacoast Banking Corporation of
Florida 484,247
6,150 TMX Group, Ltd. 649,630
13,986 Western Alliance Bancorp 1,298,600
Total 4,597,906
Health Care (21.6%)
18,772 ACADIA Pharmaceuticals, Inc.
a
457,849
15,660 Adaptive Biotechnologies
Corporation
a
639,868
61,281 Ardelyx, Inc.
a
464,510
4,078 Arena Pharmaceuticals, Inc.
a
278,120
1,968 Argenx SE ADR
a
592,506
4,803 Ascendis Pharma AS ADR
a
631,835
21,604 Axonics Modulation Technologies,
Inc.
a
1,369,910
7,105 Biohaven Pharmaceutical Holding
Company, Ltd.
a
689,753
2,362 Bio-Techne Corporation 1,063,514
2,952 Global Blood Therapeutics, Inc.
a
103,379
7,176 Guardant Health, Inc.
a
891,187
13,878 Immunocore Holdings plc ADR
a
541,936
7,300 Inspire Medical Systems, Inc.
a
1,410,798
11,653 LHC Group, Inc.
a
2,333,630
12,194 Natera, Inc.
a
1,384,385
8,507 Nevro Corporation
a
1,410,375
16,966 Phreesia, Inc.
a
1,040,016
11,971 Progyny, Inc.
a
706,289
18,819 Pulmonx Corporation
a,b
830,294
5,466 Repligen Corporation
a
1,091,123
2,846 Sarepta Therapeutics, Inc.
a
221,248
23,832 Silk Road Medical, Inc.
a
1,140,599
16,670 Tactile Systems Technology, Inc.
a
866,840
Shares Common Stock (98.4%) Value
Health Care (21.6%) - continued
15,626 Vor BioPharma, Inc.
a
$ 291,425
9,658 Zymeworks, Inc.
a
335,036
Total 20,786,425
Industrials (21.7%)
24,741 Altra Industrial Motion Corporation 1,608,660
12,620 ASGN, Inc.
a
1,223,256
9,798 Chart Industries, Inc.
a
1,433,643
44,204 First Advantage Corporation
a
880,102
8,779 Forward Air Corporation 787,915
7,811 Lincoln Electric Holdings, Inc. 1,028,787
12,554 Mercury Systems, Inc.
a
832,079
51,404 Meritor, Inc.
a
1,203,882
10,819 Middleby Corporation
a
1,874,500
50,338 Ranpak Holdings Corporation
a
1,259,960
4,694 RBC Bearings, Inc.
a
936,077
11,222 Regal-Beloit Corporation 1,498,249
25,537 Rush Enterprises, Inc. 1,104,220
4,189 Saia, Inc.
a
877,554
8,190 Simpson Manufacturing Company,
Inc. 904,504
51,275 Summit Materials, Inc.
a
1,786,934
29,812 Sun Country Airlines Holdings,
Inc.
a
1,103,342
13,567 Willdan Group, Inc.
a
510,662
Total 20,854,326
Information Technology (28.0%)
23,089 Anaplan, Inc.
a
1,230,644
10,893 Avalara, Inc.
a
1,762,487
11,299 Bandwidth, Inc.
a
1,558,358
15,309 BigCommerce Holdings, Inc.
a,b
993,860
2,409 Blackline, Inc.
a
268,049
18,680 Calix, Inc.
a
887,300
9,006 Cognex Corporation 756,954
12,119 Descartes Systems Group, Inc.
a
838,150
9,648 Dolby Laboratories, Inc. 948,302
11,428 Endava plc ADR
a
1,295,707
10,085 Five9, Inc.
a
1,849,488
672 Health Catalyst, Inc.
a,b
37,303
19,818 Lattice Semiconductor
Corporation
a
1,113,375
20,765 LivePerson, Inc.
a
1,313,179
20,367 LiveRamp Holding, Inc.
a
954,194
39,299 Medallia, Inc.
a
1,326,341
7,589 MKS Instruments, Inc. 1,350,462
4,049 Monolithic Power Systems, Inc. 1,512,099
5,122 Nova Measuring Instruments, Ltd.
a
527,003
9,202 Q2 Holdings, Inc.
a
943,941
4,687 Rogers Corporation
a
941,150
5,943 SailPoint Technologies Holdings,
Inc.
a
303,509
42,292 Sierra Wireless, Inc.
a
803,125
4,761 SiTime Corporation
a
602,695
14,697 Sprout Social, Inc.
a
1,314,206
13,657 Workiva, Inc.
a
1,520,434
Total 26,952,315
Materials (1.7%)
7,965 Innospec, Inc. 721,708
4,057 Quaker Chemical Corporation 962,280
Total 1,683,988

Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.4%) Value
Real Estate (3.0%)
38,311 Cushman and Wakefield plc
a
$ 669,293
5,962 FirstService Corporation 1,021,052
8,815 NexPoint Residential Trust, Inc. 484,649
12,067 Rexford Industrial Realty, Inc. 687,216
Total 2,862,210
Total Common Stock
(cost $71,461,850) 94,692,490
Shares
Collateral Held for Securities
Loaned ( 2.5% ) Value
2,363,891 Thrivent Cash Management Trust 2,363,891
Total Collateral Held for
Securities Loaned
(cost $2,363,891) 2,363,891
Shares
Registered Investment
Companies ( 0.4% ) Value
Unaffiliated  (0.4%)
3,513 SPDR S&P Oil and Gas Exploration
ETF
b
339,672
Total 339,672
Total Registered Investment
Companies (cost $286,129) 339,672
Shares Short-Term Investments ( 2.0% ) Value
Thrivent Core Short-Term Reserve
Fund
195,827 0.140% 1,958,266
Total Short-Term Investments
(cost $1,957,694) 1,958,266
Total Investments (cost
$76,069,564) 103.3% $99,354,319
Other Assets and Liabilities, Net
(3.3%) (3,146,130)
Total Net Assets 100.0% $96,208,189
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Growth
Portfolio as of June 30, 2021:
Securities Lending Transactions
Common Stock $ 2,296,911
Total lending $2,296,911
Gross amount payable upon return of
collateral for securities loaned $2,363,891
Net amounts due to counterparty
$66,980
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 24,558,557
Gross unrealized depreciation (1,334,315)
Net unrealized appreciation (depreciation) $ 23,224,242
Cost for federal income tax purposes $ 76,130,077

Small Cap Growth Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing Small Cap Growth Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 13,694,702 13,694,702 – –
Consumer Staples 2,981,242 2,981,242 – –
Energy 279,376 279,376 – –
Financials 4,597,906 3,948,276 649,630 –
Health Care 20,786,425 20,786,425 – –
Industrials 20,854,326 20,854,326 – –
Information Technology 26,952,315 26,952,315 – –
Materials 1,683,988 1,683,988 – –
Real Estate 2,862,210 2,862,210 – –
Registered Investment Companies
Unaffiliated 339,672 339,672 – –
Subtotal Investments in Securities $95,032,162 $94,382,532 $649,630 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,958,266
Collateral Held for Securities Loaned 2,363,891
Subtotal Other Investments $4,322,157
Total Investments at Value $99,354,319
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $1,865 $25,752 $25,659 $1,958 196 2.0%
Total Affiliated Short-Term Investments 1,865 1,958 2.0
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 3,991 17,897 19,524 2,364 2,364 2.5
Total Collateral Held for Securities Loaned 3,991 2,364 2.5
Total Value $5,856 $4,322
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $0 $0 $– $2
Total Income/Non Income Cash from Affiliated
Investments $2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 5
Total Affiliated Income from Securities Loaned, Net $5
Total Value $0 $0 $–

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.8% ) Value
Communications Services (1.8%)
25,123 AMC Networks, Inc.
a
$ 1,678,216
8,981 ATN International, Inc. 408,546
41,618 Cincinnati Bell, Inc.
a
641,750
34,586 Cogent Communications Holdings 2,659,318
60,155 Consolidated Communications
Holdings, Inc.
a
528,762
47,158 E.W. Scripps Company 961,552
110,674 Gannett Company, Inc.
a
607,600
33,184 Meredith Corporation
a
1,441,513
40,327 QuinStreet, Inc.
a
749,276
24,573 Scholastic Corporation 931,071
40,828 Shenandoah Telecommunications
Company 1,980,566
14,579 Spok Holdings, Inc. 140,250
193,179 Vonage Holdings Corporation
a
2,783,709
Total 15,512,129
Consumer Discretionary (14.7%)
27,934 Aaron's Company, Inc. 893,609
50,632 Abercrombie & Fitch Company
a
2,350,844
93,185 American Axle & Manufacturing
Holdings, Inc.
a
964,465
15,264 American Public Education, Inc.
a
432,582
5,038 America's Car-Mart, Inc.
a
713,985
15,810 Asbury Automotive Group, Inc.
a
2,709,360
26,041 Barnes & Noble Education, Inc.
a
187,756
87,172 Bed Bath & Beyond, Inc.
a
2,901,956
26,112 Big Lots, Inc. 1,723,653
18,997 BJ's Restaurants, Inc.
a
933,513
66,149 Bloomin' Brands, Inc.
a
1,795,284
23,913 Boot Barn Holdings, Inc.
a
2,009,888
37,401 Brinker International, Inc.
a
2,313,252
23,607 Buckle, Inc.
b
1,174,448
31,328 Caleres, Inc. 854,941
15,836 Cato Corporation 267,153
6,977 Cavco Industries, Inc.
a
1,550,220
23,984 Century Communities, Inc. 1,595,895
37,715 Cheesecake Factory, Inc.
a
2,043,399
100,212 Chico's FAS, Inc.
a
659,395
11,990 Children's Place, Inc.
a
1,115,789
16,339 Chuy's Holdings, Inc.
a
608,791
15,841 Conn's, Inc.
a
403,945
13,851 Cooper-Standard Holdings, Inc.
a
401,679
36,921 Core-Mark Holding Company, Inc. 1,661,814
39,061 Dave & Buster's Entertainment,
Inc.
a
1,585,877
48,455 Designer Brands, Inc.
a
801,930
14,026 Dine Brands Global, Inc.
a
1,251,820
23,343 Dorman Products, Inc.
a
2,419,969
15,506 El Pollo Loco Holdings, Inc.
a
283,605
17,921 Ethan Allen Interiors, Inc. 494,620
14,496 Fiesta Restaurant Group, Inc.
a
194,681
38,745 Fossil, Inc.
a
553,279
45,380 GameStop Corporation
a
9,717,673
11,615 Genesco, Inc.
a
739,643
27,071 Gentherm, Inc.
a
1,923,395
35,593 G-III Apparel Group, Ltd.
a
1,169,586
13,957 Group 1 Automotive, Inc. 2,155,379
31,314 Guess ?, Inc. 826,690
13,838 Haverty Furniture Companies, Inc. 591,713
13,249 Hibbett Sports, Inc.
a
1,187,508
18,451 Installed Building Products, Inc. 2,257,664
22,968 iRobot Corporation
a
2,144,981
38,633 Kontoor Brands, Inc. 2,179,287
37,848 La-Z-Boy, Inc. 1,401,890
Shares Common Stock (97.8%) Value
Consumer Discretionary (14.7%) - continued
20,645 LCI Industries $ 2,713,166
17,937 LGI Homes, Inc.
a
2,904,718
22,111 Liquidity Services, Inc.
a
562,725
23,729 Lumber Liquidators Holdings, Inc.
a
500,682
45,380 M.D.C. Holdings, Inc. 2,296,228
23,859 M/I Homes, Inc.
a
1,399,807
254,827 Macy's, Inc.
a
4,831,520
19,689 Marcus Corporation
a,b
417,604
18,111 MarineMax, Inc.
a
882,730
30,940 Meritage Homes Corporation
a
2,910,835
10,600 Monarch Casino & Resort, Inc.
a
701,402
27,380 Monro, Inc. 1,738,904
15,578 Motorcar Parts of America, Inc.
a
349,570
13,750 Movado Group, Inc. 432,712
43,756 Office Depot, Inc.
a
2,100,726
13,814 Oxford Industries, Inc. 1,365,376
57,585 Perdoceo Education Corporation
a
706,568
16,570 PetMed Express, Inc.
b
527,754
12,820 Red Robin Gourmet Burgers, Inc.
a
424,470
19,896 Regis Corporation
a
186,227
48,787 Rent-A-Center, Inc. 2,589,126
26,128 Ruth's Hospitality Group, Inc.
a
601,728
92,340 Sally Beauty Holdings, Inc.
a
2,037,944
29,730 Shake Shack, Inc.
a
3,181,705
7,068 Shoe Carnival, Inc.
b
505,998
18,229 Shutterstock, Inc. 1,789,541
42,807 Signet Jewelers, Ltd.
a
3,458,378
19,999 Sleep Number Corporation
a
2,198,890
19,094 Sonic Automotive, Inc. 854,266
14,976 Stamps.com, Inc.
a
2,999,543
16,324 Standard Motor Products, Inc. 707,645
62,918 Steven Madden, Ltd. 2,753,292
14,375 Sturm, Ruger & Company, Inc. 1,293,462
19,328 TechTarget, Inc.
a
1,497,727
40,603 Tupperware Brands Corporation
a
964,321
12,244 Unifi, Inc.
a
298,264
11,253 Universal Electronics, Inc.
a
545,770
18,137 Vera Bradley, Inc.
a
224,717
47,207 Vista Outdoor, Inc.
a
2,184,740
27,468 Winnebago Industries, Inc. 1,866,725
67,711 Wolverine World Wide, Inc. 2,277,798
17,261 Zumiez, Inc.
a
845,616
Total 129,779,726
Consumer Staples (4.1%)
25,598 Andersons, Inc. 781,507
52,935 B&G Foods, Inc. 1,736,268
13,602 Calavo Growers, Inc. 862,639
30,613 Cal-Maine Foods, Inc. 1,108,497
26,917 Celsius Holdings, Inc.
a
2,048,114
7,970 Central Garden & Pet Company
a
421,852
32,454 Central Garden & Pet Company,
Class A
a
1,567,528
26,647 Chefs' Warehouse, Inc.
a
848,174
3,795 Coca-Cola Consolidated, Inc. 1,526,083
31,668 e.l.f. Beauty, Inc.
a
859,469
44,438 Edgewell Personal Care Company 1,950,828
24,857 Fresh Del Monte Produce, Inc. 817,298
14,490 Inter Parfums, Inc. 1,043,280
12,294 J & J Snack Foods Corporation 2,144,197
7,252 John B. Sanfilippo & Son, Inc. 642,310
9,615 Medifast, Inc. 2,720,853
10,767 MGP Ingredients, Inc.
b
728,280
19,068 National Beverage Corporation 900,582
19,104 PriceSmart, Inc. 1,738,655

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.8%) Value
Consumer Staples (4.1%) - continued
5,468 Seneca Foods Corporation
a
$ 279,305
68,892 Simply Good Foods Company
a
2,515,247
29,626 SpartanNash Company 572,078
46,022 United Natural Foods, Inc.
a
1,701,894
20,041 Universal Corporation 1,141,736
9,430 USANA Health Sciences, Inc.
a
965,915
104,625 Vector Group, Ltd. 1,479,397
11,206 WD-40 Company 2,871,986
Total 35,973,972
Energy (4.6%)
105,789 Archrock, Inc. 942,580
15,577 Bonanza Creek Energy, Inc. 733,209
18,934 Bristow Group, Inc.
a
484,900
37,822 Callon Petroleum Company
a,b
2,181,951
24,775 CONSOL Energy, Inc.
a
457,594
37,855 Core Laboratories NV 1,474,452
22,168 Dorian LPG, Ltd.
a
313,012
28,964 Dril-Quip, Inc.
a
979,852
34,658 Green Plains, Inc.
a
1,165,202
115,824 Helix Energy Solutions Group, Inc.
a
661,355
88,203 Helmerich & Payne, Inc. 2,878,064
7,909 Laredo Petroleum Holdings, Inc.
a
733,876
89,741 Matador Resources Company 3,231,573
21,683 Matrix Service Company
a
227,672
5,333 Nabors Industries, Ltd.
a
609,242
2,128 Nabors Industries, Ltd., Warrants
(Expires 06/11/2026)
a
21,280
81,548 Oceaneering International, Inc.
a
1,269,702
50,097 Oil States International, Inc.
a
393,262
36,408 Par Pacific Holdings, Inc.
a
612,383
153,518 Patterson-UTI Energy, Inc. 1,525,969
78,598 PBF Energy, Inc.
a
1,202,549
81,191 PDC Energy, Inc. 3,717,736
12,516 Penn Virginia Corporation
a
295,503
66,891 ProPetro Holding Corporation
a
612,722
212,218 Range Resources Corporation
a,b
3,556,774
38,964 Renewable Energy Group, Inc.
a
2,429,016
4,311 REX American Resources
Corporation
a
388,766
47,618 RPC, Inc.
a
235,709
89,559 SM Energy Company 2,205,838
531,307 Southwestern Energy Company
a
3,012,511
26,050 Talos Energy, Inc.
a
407,422
60,774 U.S. Silica Holdings, Inc.
a
702,547
42,027 Warrior Met Coal, Inc. 722,864
Total 40,387,087
Financials (17.1%)
15,180 Allegiance Bancshares, Inc. 583,519
37,766 Ambac Financial Group, Inc.
a
591,416
70,211 American Equity Investment Life
Holding Company 2,269,219
57,005 Ameris Bancorp 2,886,163
15,803 AMERISAFE, Inc. 943,281
105,206 Apollo Commercial Real Estate
Finance, Inc. 1,678,036
58,242 ARMOUR Residential REIT, Inc. 665,124
61,643 Assured Guaranty, Ltd. 2,926,810
42,131 Axos Financial, Inc.
a
1,954,457
14,451 B. Riley Financial, Inc. 1,091,050
36,506 Banc of California, Inc. 640,315
15,272 BancFirst Corporation 953,431
41,652 Bancorp, Inc.
a
958,413
Shares Common Stock (97.8%) Value
Financials (17.1%) - continued
76,226 BankUnited, Inc. $ 3,254,088
28,447 Banner Corporation 1,542,112
41,858 Berkshire Hills Bancorp, Inc. 1,147,328
39,580 Blucora, Inc.
a
685,130
3,699 BM Technologies, Inc.
a,c
46,016
67,414 Boston Private Financial Holdings,
Inc. 994,356
48,654 BrightSphere Investment Group 1,139,963
63,923 Brookline Bancorp, Inc. 955,649
101,962 Cadence Bancorporation 2,128,967
105,533 Capitol Federal Financial, Inc. 1,243,179
79,173 Capstead Mortgage Corporation 486,122
23,129 Central Pacific Financial
Corporation 602,742
12,820 City Holding Company 964,577
58,641 Columbia Banking System, Inc. 2,261,197
44,049 Community Bank System, Inc. 3,332,307
24,267 Customers Bancorp, Inc.
a
946,170
104,447 CVB Financial Corporation 2,150,564
28,896 Dime Community Bancshares, Inc. 971,484
24,348 Donnelley Financial Solutions, Inc.
a
803,484
26,129 Eagle Bancorp, Inc. 1,465,314
21,366 eHealth, Inc.
a
1,247,774
35,792 Ellington Financial, Inc. 685,417
23,317 Employers Holdings, Inc. 997,968
25,351 Encore Capital Group, Inc.
a
1,201,384
30,045 Enova International, Inc.
a
1,027,839
43,224 EZCORP, Inc.
a
260,641
27,489 FB Financial Corporation 1,025,889
176,265 First Bancorp/Puerto Rico 2,101,079
23,290 First Bancorp/Southern Pines NC 952,794
78,651 First Commonwealth Financial
Corporation 1,106,620
79,528 First Financial Bancorp 1,879,247
106,578 First Hawaiian, Inc. 3,020,421
93,465 First Midwest Bancorp, Inc. 1,853,411
38,813 Flagstar Bancorp, Inc. 1,640,625
414,310 Genworth Financial, Inc.
a
1,615,809
45,051 Granite Point Mortgage Trust, Inc. 664,502
45,053 Great Western Bancorp, Inc. 1,477,288
44,496 Green Dot Corporation
a
2,084,638
11,968 Greenhill & Company, Inc. 186,222
25,093 Hanmi Financial Corporation 478,273
5,340 HCI Group, Inc.
b
530,956
29,414 Heritage Financial Corporation 735,938
53,209 Hilltop Holdings, Inc. 1,936,808
17,458 HomeStreet, Inc. 711,239
101,015 Hope Bancorp, Inc. 1,432,393
33,913 Horace Mann Educators
Corporation 1,269,024
27,003 Independent Bank Corporation 2,038,726
30,014 Independent Bank Group, Inc. 2,220,436
232,215 Invesco Mortgage Capital, Inc. 905,638
184,247 Investors Bancorp, Inc. 2,627,362
30,470 James River Group Holdings, Ltd. 1,143,234
22,287 KKR Real Estate Finance Trust,
Inc. 482,068
26,099 Meta Financial Group, Inc. 1,321,392
55,628 Mr. Cooper Group, Inc.
a
1,839,062
25,171 National Bank Holdings
Corporation 949,954
35,500 NBT Bancorp, Inc. 1,276,935
310,055 New York Mortgage Trust, Inc. 1,385,946
69,978 NMI Holdings, Inc.
a
1,573,105
37,746 Northfield Bancorp, Inc. 619,034

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.8%) Value
Financials (17.1%) - continued
104,029 Northwest Bancshares, Inc. $ 1,418,956
42,215 OFG Bancorp 933,796
135,486 Old National Bancorp 2,385,908
77,377 Pacific Premier Bancorp, Inc. 3,272,273
17,782 Palomar Holdings, Inc.
a
1,341,830
11,622 Park National Corporation
b
1,364,655
80,064 PennyMac Mortgage Investment
Trust 1,686,148
11,790 Piper Sandler Companies 1,527,512
37,441 PRA Group, Inc.
a
1,440,355
11,086 Preferred Bank 701,411
44,106 ProAssurance Corporation 1,003,411
59,276 Provident Financial Services, Inc. 1,356,828
47,161 Ready Capital Corporation 748,445
92,386 Redwood Trust, Inc. 1,115,099
46,037 Renasant Corporation 1,841,480
32,178 S&T Bancorp, Inc. 1,007,171
11,636 Safety Insurance Group, Inc. 910,866
45,203 Seacoast Banking Corporation of
Florida 1,543,682
36,064 SelectQuote, Inc.
a
694,593
38,515 ServisFirst Bancshares, Inc. 2,618,250
88,575 Simmons First National
Corporation 2,598,790
62,087 SiriusPoint, Ltd.
a
625,216
25,309 Southside Bancshares, Inc. 967,563
21,918 Stewart Information Services
Corporation 1,242,531
13,614 StoneX Group, Inc.
a
825,961
9,870 Tompkins Financial Corporation 765,517
18,511 Triumph Bancorp, Inc.
a
1,374,442
27,507 Trupanion, Inc.
a
3,166,056
15,764 TrustCo Bank Corporation NY 541,966
223,786 Two Harbors Investment
Corporation 1,691,822
70,942 United Community Banks, Inc. 2,270,853
17,661 United Fire Group, Inc. 489,740
16,963 United Insurance Holdings
Corporation 96,689
23,222 Universal Insurance Holdings, Inc. 322,321
40,436 Veritex Holdings, Inc. 1,431,839
5,879 Virtus Investment Partners, Inc. 1,633,010
24,173 Walker & Dunlop, Inc. 2,523,178
21,962 Westamerica Bancorporation 1,274,455
91,718 WisdomTree Investments, Inc. 568,652
3,212 World Acceptance Corporation
a
514,691
38,857 WSFS Financial Corporation 1,810,348
Total 151,417,383
Health Care (11.5%)
12,351 Addus HomeCare Corporation
a
1,077,501
115,402 Allscripts Healthcare Solutions,
Inc.
a
2,136,091
38,632 AMN Healthcare Services, Inc.
a
3,746,531
29,985 Amphastar Pharmaceuticals, Inc.
a
604,498
31,177 AngioDynamics, Inc.
a
845,832
8,117 ANI Pharmaceuticals, Inc.
a
284,501
11,765 Anika Therapeutics, Inc.
a
509,307
10,790 Apollo Medical Holdings, Inc.
a
677,720
39,299 Avanos Medical, Inc.
a
1,429,305
35,189 Cara Therapeutics, Inc.
a
502,147
32,832 Cardiovascular Systems, Inc.
a
1,400,285
54,496 Coherus Biosciences, Inc.
a
753,680
28,815 Collegium Pharmaceutical, Inc.
a
681,187
101,543 Community Health Systems, Inc.
a
1,567,824
Shares Common Stock (97.8%) Value
Health Care (11.5%) - continued
10,476 Computer Programs and Systems,
Inc. $ 348,117
23,783 CONMED Corporation 3,268,498
85,811 Corcept Therapeutics, Inc.
a
1,887,842
7,443 CorVel Corporation
a
999,595
81,513 Covetrus, Inc.
a
2,200,851
28,639 Cross Country Healthcare, Inc.
a
472,830
31,963 CryoLife, Inc.
a
907,749
14,554 Cutera, Inc.
a
713,583
58,646 Cytokinetics, Inc.
a,b
1,160,604
9,538 Eagle Pharmaceuticals, Inc.
a
408,226
14,693 Enanta Pharmaceuticals, Inc.
a
646,639
190,726 Endo International plc
a
892,598
42,247 Ensign Group, Inc. 3,661,547
14,464 Fulgent Genetics, Inc.
a,b
1,334,015
37,835 Glaukos Corporation
a
3,209,543
31,507 Hanger, Inc.
a
796,497
20,633 HealthStream, Inc.
a
576,486
8,096 Heska Corporation
a
1,859,894
51,399 Innoviva, Inc.
a
689,260
15,196 Inogen, Inc.
a
990,323
26,957 Integer Holdings Corporation
a
2,539,349
28,573 Invacare Corporation
a
230,584
10,790 Joint Corporation
a
905,497
55,170 Lantheus Holdings, Inc.
a
1,524,899
13,982 LeMaitre Vascular, Inc. 853,182
35,970 Luminex Corporation 1,323,696
19,028 Magellan Health Services, Inc.
a
1,792,438
70,464 Mednax, Inc.
a
2,124,490
35,422 Meridian Bioscience, Inc.
a
785,660
40,284 Merit Medical Systems, Inc.
a
2,604,763
3,993 Mesa Laboratories, Inc. 1,082,782
9,971 ModivCare, Inc.
a
1,695,768
62,990 Myriad Genetics, Inc.
a
1,926,234
27,859 Natus Medical, Inc.
a
723,777
96,405 NeoGenomics, Inc.
a
4,354,614
45,482 NextGen Healthcare, Inc.
a
754,546
35,308 Omnicell, Inc.
a
5,347,397
58,827 OraSure Technologies, Inc.
a
596,506
40,879 Organogenesis Holdings, Inc.
a
679,409
15,989 Orthofix Medical, Inc.
a
641,319
61,433 Owens & Minor, Inc. 2,600,459
35,990 Pacira Pharmaceuticals, Inc.
a
2,183,873
20,825 Pennant Group, Inc.
a
851,742
16,626 Phibro Animal Health Corporation 480,159
40,802 Prestige Consumer Healthcare,
Inc.
a
2,125,784
35,758 RadNet, Inc.
a
1,204,687
28,496 REGENXBIO, Inc.
a
1,107,070
88,184 Select Medical Holdings
Corporation 3,726,656
132,043 Spectrum Pharmaceuticals, Inc.
a
495,161
43,343 Supernus Pharmaceuticals, Inc.
a
1,334,531
11,337 Surmodics, Inc.
a
615,032
18,481 Tabula Rasa HealthCare, Inc.
a,b
924,050
16,065 Tactile Systems Technology, Inc.
a
835,380
30,991 Tivity Health, Inc.
a
815,373
10,543 U.S. Physical Therapy, Inc. 1,221,617
45,422 Vanda Pharmaceuticals, Inc.
a
977,027
32,128 Varex Imaging Corporation
a
861,673
37,896 Vericel Corporation
a,b
1,989,540
47,599 Xencor, Inc.
a
1,641,689
15,953 Zynex, Inc.
a,b
247,750
Total 101,967,269

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.8%) Value
Industrials (16.5%)
33,435 AAON, Inc. $ 2,092,697
27,141 AAR Corporation
a
1,051,714
54,846 ABM Industries, Inc. 2,432,420
60,887 Aerojet Rocketdyne Holdings, Inc. 2,940,233
18,357 AeroVironment, Inc.
a
1,838,453
8,090 Alamo Group, Inc. 1,235,181
25,097 Albany International Corporation 2,240,158
11,909 Allegiant Travel Company
a
2,310,346
13,898 American Woodmark Corporation
a
1,135,328
21,077 Apogee Enterprises, Inc. 858,466
31,767 Applied Industrial Technologies,
Inc. 2,892,703
20,753 ArcBest Corporation 1,207,617
80,056 Arconic Corporation
a
2,851,595
39,382 Arcosa, Inc. 2,313,299
18,583 Astec Industries, Inc. 1,169,614
22,529 Atlas Air Worldwide Holdings, Inc.
a
1,534,450
20,450 AZZ, Inc. 1,058,901
38,096 Barnes Group, Inc. 1,952,420
39,668 Brady Corporation 2,222,995
29,093 Chart Industries, Inc.
a
4,256,888
16,552 CIRCOR International, Inc.
a
539,595
29,663 Comfort Systems USA, Inc. 2,337,148
34,500 Deluxe Corporation 1,648,065
14,446 DXP Enterprises, Inc.
a
481,052
21,775 Echo Global Logistics, Inc.
a
669,363
16,868 Encore Wire Corporation 1,278,426
49,149 Enerpac Tool Group Corporation 1,308,346
16,840 EnPro Industries, Inc. 1,636,006
21,288 ESCO Technologies, Inc. 1,997,027
42,610 Exponent, Inc. 3,801,238
49,490 Federal Signal Corporation 1,990,983
9,070 Forrester Research, Inc.
a
415,406
22,332 Forward Air Corporation 2,004,297
31,537 Franklin Electric Company, Inc. 2,542,513
26,675 Gibraltar Industries, Inc.
a
2,035,569
35,027 GMS, Inc.
a
1,686,200
37,435 Granite Construction, Inc. 1,554,675
26,834 Greenbrier Companies, Inc. 1,169,426
37,071 Griffon Corporation 950,130
64,718 Harsco Corporation
a
1,321,541
41,780 Hawaiian Holdings, Inc.
a
1,018,179
39,847 Heartland Express, Inc. 682,579
15,940 Heidrick & Struggles International,
Inc. 710,127
61,515 Hillenbrand, Inc. 2,711,581
35,604 HNI Corporation 1,565,508
27,603 Hub Group, Inc.
a
1,821,246
15,811 Insteel Industries, Inc. 508,324
48,243 Interface, Inc. 738,118
25,956 John Bean Technologies
Corporation 3,701,845
22,735 Kaman Corporation 1,145,844
27,378 Kelly Services, Inc.
a
656,251
44,151 Korn Ferry 3,203,155
8,916 Lindsay Corporation 1,473,636
13,994 Lydall, Inc.
a
846,917
48,045 Marten Transport, Ltd. 792,262
35,508 Matson, Inc. 2,272,512
25,879 Matthews International Corporation 930,609
59,336 Meritor, Inc.
a
1,389,649
23,927 Moog, Inc. 2,011,304
46,702 Mueller Industries, Inc. 2,022,664
13,757 MYR Group, Inc.
a
1,250,786
4,256 National Presto Industries, Inc. 432,622
Shares Common Stock (97.8%) Value
Industrials (16.5%) - continued
90,133 NOW, Inc.
a
$ 855,362
18,268 Patrick Industries, Inc. 1,333,564
48,678 PGT Innovations, Inc.
a
1,130,790
143,465 Pitney Bowes, Inc. 1,258,188
7,264 Powell Industries, Inc. 224,821
22,637 Proto Labs, Inc.
a
2,078,077
27,465 Quanex Building Products
Corporation 682,231
29,363 Raven Industries, Inc. 1,698,649
117,597 Resideo Technologies, Inc.
a
3,527,910
25,223 Resources Connection, Inc. 362,202
21,528 Saia, Inc.
a
4,509,901
41,158 SkyWest, Inc.
a
1,772,675
36,994 SPX Corporation
a
2,259,593
34,511 SPX FLOW, Inc. 2,251,498
10,023 Standex International Corporation 951,283
25,256 Team, Inc.
a
169,215
15,214 Tennant Company 1,214,838
41,308 Titan International, Inc.
a
350,292
49,875 Triumph Group, Inc.
a
1,034,906
28,997 TrueBlue, Inc.
a
815,106
50,552 UFP Industries, Inc. 3,758,036
12,456 UniFirst Corporation 2,922,676
25,761 US Ecology, Inc.
a
966,553
9,989 Veritiv Corporation
a
613,524
16,746 Viad Corporation
a
834,788
17,398 Vicor Corporation
a
1,839,664
42,414 Wabash National Corporation 678,624
22,520 Watts Water Technologies, Inc. 3,285,893
Total 146,229,061
Information Technology (13.5%)
102,228 3D Systems Corporation
a
4,086,053
89,836 8x8, Inc.
a
2,493,847
39,564 ADTRAN, Inc. 816,997
31,405 Advanced Energy Industries, Inc. 3,539,657
16,799 Agilysys, Inc.
a
955,359
37,016 Alarm.com Holdings, Inc.
a
3,135,255
20,203 Applied Optoelectronics, Inc.
a,b
171,119
66,442 Arlo Technologies, Inc.
a
449,812
27,468 Axcelis Technologies, Inc.
a
1,110,257
23,851 Badger Meter, Inc. 2,340,260
8,337 Bel Fuse, Inc. 120,053
29,280 Benchmark Electronics, Inc. 833,309
32,153 Bottomline Technologies (de), Inc.
a
1,192,233
28,810 CalAmp Corporation
a
366,463
18,650 CEVA, Inc.
a
882,145
39,591 Cohu, Inc.
a
1,456,553
21,299 Comtech Telecommunications
Corporation 514,584
26,887 CSG Systems International, Inc. 1,268,529
26,444 CTS Corporation 982,659
30,143 Daktronics, Inc.
a
198,642
63,951 Diebold Nixdorf, Inc.
a
821,131
27,819 Digi International, Inc.
a
559,440
34,651 Diodes, Inc.
a
2,764,110
18,419 DSP Group, Inc.
a
272,601
19,222 Ebix, Inc. 651,626
11,039 ePlus, Inc.
a
956,971
48,964 EVERTEC, Inc. 2,137,279
27,352 ExlService Holdings, Inc.
a
2,906,423
103,054 Extreme Networks, Inc.
a
1,150,083
30,153 Fabrinet
a
2,890,768
14,841 FARO Technologies, Inc.
a
1,154,185
63,457 FormFactor, Inc.
a
2,313,642

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.8%) Value
Information Technology (13.5%) - continued
82,638 Harmonic, Inc.
a
$ 704,076
22,955 Ichor Holdings, Ltd.
a
1,234,979
28,875 Insight Enterprises, Inc.
a
2,887,789
25,156 InterDigital, Inc. 1,837,143
36,896 Itron, Inc.
a
3,688,862
75,858 Knowles Corporation
a
1,497,437
50,729 Kulicke and Soffa Industries, Inc. 3,104,615
52,424 LivePerson, Inc.
a
3,315,294
22,420 ManTech International Corporation 1,940,227
56,075 MaxLinear, Inc.
a
2,382,627
31,430 Methode Electronics, Inc. 1,546,670
6,362 MicroStrategy, Inc.
a,b
4,227,549
24,906 NETGEAR, Inc.
a
954,398
27,650 OneSpan, Inc.
a
706,181
40,090 Onto Innovation, Inc.
a
2,928,174
13,670 OSI Systems, Inc.
a
1,389,419
15,330 Park Aerospace Corporation 228,417
8,991 PC Connection, Inc. 416,014
24,152 PDF Solutions, Inc.
a
439,083
27,016 Perficient, Inc.
a
2,172,627
51,817 Photronics, Inc.
a
684,503
31,125 Plantronics, Inc.
a
1,298,846
23,376 Plexus Corporation
a
2,136,800
49,585 Power Integrations, Inc. 4,068,945
35,972 Progress Software Corporation 1,663,705
91,973 Rambus, Inc.
a
2,180,680
15,297 Rogers Corporation
a
3,071,638
53,216 Sanmina Corporation
a
2,073,295
20,818 ScanSource, Inc.
a
585,610
12,497 Simulations Plus, Inc.
b
686,210
11,113 SMART Global Holdings, Inc.
a
529,868
29,318 SPS Commerce, Inc.
a
2,927,402
32,519 Sykes Enterprises, Inc.
a
1,746,270
14,928 TTEC Holdings, Inc. 1,538,927
81,493 TTM Technologies, Inc.
a
1,165,350
35,806 Ultra Clean Holdings, Inc.
a
1,923,498
54,790 Unisys Corporation
a
1,386,735
41,024 Veeco Instruments, Inc.
a
986,217
186,912 Viavi Solutions, Inc.
a
3,300,866
85,761 Xperi Holding Corporation 1,907,325
Total 118,956,316
Materials (4.9%)
22,932 AdvanSix, Inc.
a
684,749
103,988 Allegheny Technologies, Inc.
a
2,168,150
22,178 American Vanguard Corporation 388,337
26,516 Balchem Corporation 3,480,490
32,153 Boise Cascade Company 1,876,128
39,266 Carpenter Technology Corporation 1,579,278
41,242 Century Aluminum Company
a
531,609
13,640 Clearwater Paper Corporation
a
395,151
15,294 DMC Global, Inc.
a
859,676
41,075 Domtar Corporation
a
2,257,482
67,545 Ferro Corporation
a
1,456,946
21,098 FutureFuel Corporation 202,541
39,563 GCP Applied Technologies, Inc.
a
920,235
36,339 Glatfelter Corporation 507,656
42,713 H.B. Fuller Company 2,716,974
15,487 Hawkins, Inc. 507,199
10,373 Haynes International, Inc. 366,997
20,117 Innospec, Inc. 1,822,801
12,956 Kaiser Aluminum Corporation 1,599,936
17,364 Koppers Holdings, Inc.
a
561,725
26,278 Kraton Performance Polymers,
Inc.
a
848,517
Shares Common Stock (97.8%) Value
Materials (4.9%) - continued
130,455 Livent Corporation
a,b
$ 2,525,609
16,674 Materion Corporation 1,256,386
32,367 Mercer International, Inc. 412,679
29,500 Myers Industries, Inc. 619,500
13,769 Neenah, Inc. 690,791
129,093 O-I Glass, Inc.
a
2,108,089
7,425 Olympic Steel, Inc. 218,221
10,812 Quaker Chemical Corporation 2,564,498
51,990 Rayonier Advanced Materials,
Inc.
a
347,813
25,678 Schweitzer-Mauduit International,
Inc. 1,036,878
17,487 Stepan Company 2,103,161
67,834 SunCoke Energy, Inc. 484,335
31,384 TimkenSteel Corporation
a
444,084
21,199 Tredegar Corporation 291,910
31,669 Trinseo SA 1,895,073
13,185 US Concrete, Inc.
a
973,053
Total 43,704,657
Real Estate (7.6%)
70,555 Acadia Realty Trust 1,549,388
55,713 Agree Realty Corporation 3,927,209
59,187 Alexander & Baldwin, Inc. 1,084,306
41,032 American Assets Trust, Inc. 1,530,083
49,304 Armada Hoffler Properties, Inc. 655,250
139,677 Brandywine Realty Trust 1,914,972
79,122 CareTrust REIT, Inc. 1,838,004
10,608 Centerspace 836,971
39,745 Chatham Lodging Trust
a
511,518
18,763 Community Healthcare Trust, Inc. 890,492
98,326 CoreCivic, Inc.
a
1,029,473
171,881 DiamondRock Hospitality
Company
a
1,667,246
194,784 Diversified Healthcare Trust 814,197
68,564 Easterly Government Properties,
Inc. 1,445,329
96,054 Essential Properties Realty Trust,
Inc. 2,597,300
62,270 Four Corners Property Trust, Inc. 1,719,275
78,966 Franklin Street Properties
Corporation 415,361
99,432 GEO Group, Inc. 707,956
30,492 Getty Realty Corporation 949,826
77,984 Global Net Lease, Inc. 1,442,704
30,071 Hersha Hospitality Trust
a
323,564
83,506 Independence Realty Trust, Inc. 1,522,314
53,383 Industrial Logistics Properties Trust 1,395,432
19,559 Innovative Industrial Properties,
Inc. 3,736,160
59,870 iSTAR Financial, Inc. 1,241,105
69,066 Kite Realty Group Trust 1,520,143
226,960 Lexington Realty Trust 2,712,172
32,181 LTC Properties, Inc. 1,235,428
70,464 Mack-Cali Realty Corporation 1,208,458
19,713 Marcus and Millichap, Inc.
a
766,244
18,487 NexPoint Residential Trust, Inc. 1,016,415
39,500 Office Properties Income Trust 1,157,745
15,443 RE/MAX Holdings, Inc. 514,715
95,176 Realogy Holdings Corporation
a
1,734,107
97,101 Retail Opportunity Investments
Corporation 1,714,804
175,544 Retail Properties of America, Inc. 2,009,979
66,352 RPT Realty 861,249
11,756 Safehold, Inc. 922,846

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.8%) Value
Real Estate (7.6%) - continued
10,566 Saul Centers, Inc. $ 480,225
134,743 Service Properties Trust 1,697,762
138,014 SITE Centers Corporation 2,078,491
25,512 St. Joe Company 1,138,090
86,754 Summit Hotel Properties, Inc.
a
809,415
82,407 Tanger Factory Outlet Centers, Inc. 1,553,372
190,843 Uniti Group, Inc. 2,021,027
10,470 Universal Health Realty Income
Trust 644,428
24,607 Urstadt Biddle Properties, Inc. 476,884
69,146 Washington REIT 1,590,358
32,643 Whitestone REIT 269,305
93,035 Xenia Hotels & Resorts, Inc.
a
1,742,545
Total 67,621,642
Utilities (1.5%)
30,176 American States Water Company 2,400,802
56,664 Avista Corporation 2,417,853
41,558 California Water Service Group 2,308,131
14,332 Chesapeake Utilities Corporation 1,724,570
25,061 Northwest Natural Holding
Company 1,316,204
91,904 South Jersey Industries, Inc. 2,383,071
12,298 Unitil Corporation 651,425
Total 13,202,056
Total Common Stock
(cost $554,129,444) 864,751,298
Shares
Registered Investment
Companies ( 2.1% ) Value
Unaffiliated  (2.1%)
161,751 iShares Core S&P Small-Cap ETF 18,274,628
Total 18,274,628
Total Registered Investment
Companies (cost $14,467,800) 18,274,628
Shares
Collateral Held for Securities
Loaned ( 1.9% ) Value
17,107,500 Thrivent Cash Management Trust 17,107,500
Total Collateral Held for
Securities Loaned
(cost $17,107,500) 17,107,500
Shares or
Principal
Amount Short-Term Investments ( 0.1% ) Value
Federal Home Loan Bank Discount
Notes
100,000 0.016%, 8/11/2021
d,e
99,996
Thrivent Core Short-Term Reserve
Fund
59,888 0.140% 598,882
Total Short-Term Investments
(cost $698,880) 698,878
Total Investments (cost
$586,403,624) 101.9% $900,832,304
Other Assets and Liabilities, Net
(1.9%) (16,933,270)
Total Net Assets 100.0% $883,899,034
a Non-income producing security.
b All or a portion of the security is on loan.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
e All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Index Portfolio as of June 30, 2021:
Securities Lending Transactions
Common Stock $ 16,673,163
Total lending $16,673,163
Gross amount payable upon return of
collateral for securities loaned $17,107,500
Net amounts due to counterparty
$434,337
Definitions:
ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 337,841,809
Gross unrealized depreciation (28,262,381)
Net unrealized appreciation (depreciation) $ 309,579,428
Cost for federal income tax purposes $ 591,253,887

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing Small Cap Index Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 15,512,129 15,512,129 – –
Consumer Discretionary 129,779,726 129,779,726 – –
Consumer Staples 35,973,972 35,973,972 – –
Energy 40,387,087 40,387,087 – –
Financials 151,417,383 151,371,367 – 46,016
Health Care 101,967,269 101,967,269 – –
Industrials 146,229,061 146,229,061 – –
Information Technology 118,956,316 118,956,316 – –
Materials 43,704,657 43,704,657 – –
Real Estate 67,621,642 67,621,642 – –
Utilities 13,202,056 13,202,056 – –
Registered Investment Companies
Unaffiliated 18,274,628 18,274,628 – –
Short-Term Investments 99,996 – 99,996 –
Subtotal Investments in Securities $883,125,922 $882,979,910 $99,996 $46,016
Other Investments  * Total
Affiliated Short-Term Investments 598,882
Collateral Held for Securities Loaned 17,107,500
Subtotal Other Investments $17,706,382
Total Investments at Value $900,832,304
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,011 1,011 – –
Total Asset Derivatives $1,011 $1,011 $– $–
The following table presents Small Cap Index Portfolio's futures contracts held as of June 30, 2021. Investments and/or cash totaling $99,996 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 10 September 2021 $ 1,152,889 $ 1,011
Total Futures Long Contracts $ 1,152,889 $ 1,011
Total Futures Contracts $ 1,152,889 $1,011

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of June 30, 2021, for Small Cap Index Portfolio's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,011
Total Equity Contracts 1,011
Total Asset Derivatives $1,011
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended June 30, 2021, for
Small Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 185,059
Total Equity Contracts
185,059
Total $185,059
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended June 30, 2021, for Small Cap Index Portfolio's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized ap-
preciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (26,417)
Total Equity Contracts (26,417)
Total ($26,417)
The following table presents Small Cap Index Portfolio's average volume of derivative activity during the period ended June 30, 2021.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $1,113,373

Small Cap Index Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Index Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $484 $28,733 $28,618 $599 60 0.1%
Total Affiliated Short-Term Investments 484 599 0.1
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 28,655 130,145 141,692 17,108 17,108 1.9
Total Collateral Held for Securities Loaned 28,655 17,108 1.9
Total Value $29,139 $17,707
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $– $– $– $1
Total Income/Non Income Cash from Affiliated
Investments $1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 66
Total Affiliated Income from Securities Loaned, Net $66
Total Value $– $– $–

Small Cap Stock Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98.2% ) Value
Communications Services (1.3%)
657,782 QuinStreet , Inc.
a
$ 12,221,590
Total 12,221,590
Consumer Discretionary (11.1%)
220,365 Cedar Fair, LP
a
9,878,963
62,078 Clarus Corporation 1,595,405
332,460 Cooper-Standard Holdings, Inc.
a
9,641,340
119,882 Crocs, Inc.
a
13,968,651
685,782 Everi Holdings, Inc.
a
17,103,403
291,920 Leggett & Platt, Inc. 15,124,375
203,007 Miller Industries, Inc. 8,006,596
75,175 Sleep Number Corporation
a
8,265,491
285,038 Stoneridge, Inc.
a
8,408,621
204,575 Zumiez , Inc.
a
10,022,129
Total 102,014,974
Consumer Staples (3.5%)
66,322 John B. Sanfilippo & Son, Inc. 5,874,139
854,248 Primo Water Corporation 14,291,569
269,196 Turning Point Brands, Inc. 12,321,101
Total 32,486,809
Energy (2.6%)
245,687 Devon Energy Corporation 7,171,603
471,911 Helmerich & Payne, Inc. 15,398,456
317,874 Nine Energy Service, Inc.
a
934,550
Total 23,504,609
Financials (19.6%)
271,398 Air Lease Corporation 11,328,153
242,058 Assured Guaranty, Ltd. 11,492,914
230,430 Bank of N.T. Butterfield & Son, Ltd. 8,168,744
514,619 Bridgewater Bancshares, Inc.
a
8,311,097
117,661 Byline Bancorp, Inc. 2,662,668
354,003 Columbia Banking System, Inc. 13,650,356
237,382 Enterprise Financial Services
Corporation 11,012,151
105,322 Evercore , Inc. 14,826,178
131,014 Glacier Bancorp, Inc. 7,216,251
370,049 Heartland Financial USA, Inc. 17,388,603
80,237 Houlihan Lokey , Inc. 6,562,584
86,432 Primerica, Inc. 13,236,196
309,674 Seacoast Banking Corporation of
Florida 10,575,367
55,665 Selective Insurance Group, Inc. 4,517,215
228,848 Synovus Financial Corporation 10,041,850
167,790 Triumph Bancorp, Inc.
a
12,458,407
181,744 Western Alliance Bancorp 16,874,930
Total 180,323,664
Health Care (10.2%)
150,343 AMN Healthcare Services, Inc.
a
14,580,264
227,778 Ardelyx , Inc.
a
1,726,557
78,557 Biohaven Pharmaceutical Holding
Company, Ltd.
a
7,626,314
200,628 Halozyme Therapeutics, Inc.
a
9,110,518
126,336 InMode , Ltd.
a
11,961,492
605,727 Lantheus Holdings, Inc.
a
16,742,294
39,128 LHC Group, Inc.
a
7,835,773
190,061 Syneos Health, Inc.
a
17,008,559
5,557 Tactile Systems Technology, Inc.
a
288,964
Shares Common Stock (98.2%) Value
Health Care (10.2%) - continued
972,485 Viemed Healthcare, Inc.
a
$ 6,953,268
Total 93,834,003
Industrials (19.6%)
185,100 Altra Industrial Motion Corporation 12,035,202
114,139 ASGN, Inc.
a
11,063,493
446,064 Badger Infrastructure Solution 13,537,373
103,498 Crane Company 9,560,110
107,977 Curtiss-Wright Corporation 12,823,349
43,039 Encore Wire Corporation 3,261,926
135,778 Forward Air Corporation 12,186,076
164,496 Helios Technologies, Inc. 12,838,913
96,428 Lincoln Electric Holdings, Inc. 12,700,532
160,506 Manpower, Inc. 19,085,768
451,463 Meritor, Inc.
a
10,573,263
63,655 Middleby Corporation
a
11,028,865
268,511 NAPCO Security Technologies,
Inc.
a
9,765,745
156,887 Raven Industries, Inc. 9,075,913
132,517 US Ecology, Inc.
a
4,972,038
157,325 WESCO International, Inc.
a
16,176,157
Total 180,684,723
Information Technology (13.6%)
74,188 Advanced Energy Industries, Inc. 8,361,730
220,395 Agilysys , Inc.
a
12,533,864
151,743 Axcelis Technologies, Inc.
a
6,133,452
139,589 BigCommerce Holdings, Inc.
a,b
9,062,118
133,935 Ciena Corporation
a
7,619,562
152,048 Computer Services, Inc. 8,552,700
90,193 Dolby Laboratories, Inc. 8,865,070
67,819 Gilat Satellite Networks, Ltd.
b
690,397
34,415 Littelfuse , Inc. 8,768,598
242,091 National Instruments Corporation 10,235,607
302,113 Sonos , Inc.
a
10,643,441
1,497,057 TTM Technologies, Inc.
a
21,407,915
107,630 Workiva , Inc.
a
11,982,448
Total 124,856,902
Materials (8.0%)
156,046 Ashland Global Holdings, Inc. 13,654,025
330,884 Carpenter Technology Corporation 13,308,154
648,451 Element Solutions, Inc. 15,160,784
1,328,683 Ivanhoe Mines, Ltd.
a
9,593,186
174,478 UFP Technologies, Inc.
a
10,018,527
85,461 United States Lime & Minerals, Inc. 11,886,771
Total 73,621,447
Real Estate (6.8%)
55,712 Agree Realty Corporation 3,927,139
274,440 American Campus Communities,
Inc. 12,821,837
111,007 Colliers International Group, Inc. 12,430,564
105,058 Healthcare Realty Trust, Inc. 3,172,752
445,980 Independence Realty Trust, Inc. 8,130,215
128,002 National Storage Affiliates Trust 6,471,781
127,694 Rayonier, Inc. REIT 4,588,045
860,139 Sunstone Hotel Investors, Inc.
a
10,682,926
Total 62,225,259
Utilities (1.9%)
69,873 NorthWestern Corporation 4,207,752

Small Cap Stock Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.2%) Value
Utilities (1.9%) - continued
144,638 Portland General Electric
Company $ 6,664,919
96,246 Spire, Inc. 6,955,699
Total 17,828,370
Total Common Stock
(cost $607,664,635) 903,602,350
Shares
Collateral Held for Securities
Loaned ( 1.0% ) Value
8,822,550 Thrivent Cash Management Trust 8,822,550
Total Collateral Held for
Securities Loaned
(cost $8,822,550) 8,822,550
Shares Short-Term Investments ( 1.9% ) Value
Thrivent Core Short-Term Reserve
Fund
1,751,778 0.140% 17,517,776
Total Short-Term Investments
(cost $17,516,519) 17,517,776
Total Investments (cost
$634,003,704) 101.1% $929,942,676
Other Assets and Liabilities, Net
(1.1%) (10,030,782)
Total Net Assets 100.0% $919,911,894
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Portfolio as of June 30, 2021:
Securities Lending Transactions
Common Stock $ 8,675,580
Total lending $8,675,580
Gross amount payable upon return of
collateral for securities loaned $8,822,550
Net amounts due to counterparty
$146,970
Definitions:
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 304,296,056
Gross unrealized depreciation (11,903,784)
Net unrealized appreciation (depreciation) $ 292,392,272
Cost for federal income tax purposes $ 637,550,404

Small Cap Stock Portfolio
Schedule of Investments as of June 30, 2021
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of June 30, 2021, in valuing Small Cap Stock Portfolio's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 12,221,590 12,221,590 – –
Consumer Discretionary 102,014,974 102,014,974 – –
Consumer Staples 32,486,809 32,486,809 – –
Energy 23,504,609 23,504,609 – –
Financials 180,323,664 180,323,664 – –
Health Care 93,834,003 93,834,003 – –
Industrials 180,684,723 167,147,350 13,537,373 –
Information Technology 124,856,902 124,856,902 – –
Materials 73,621,447 64,028,261 9,593,186 –
Real Estate 62,225,259 62,225,259 – –
Utilities 17,828,370 17,828,370 – –
Subtotal Investments in Securities $903,602,350 $880,471,791 $23,130,559 $–
Other Investments  * Total
Affiliated Short-Term Investments 17,517,776
Collateral Held for Securities Loaned 8,822,550
Subtotal Other Investments $26,340,326
Total Investments at Value $929,942,676
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Portfolio's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Portfolio. The Portfolio owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Portfolio. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Portfolio, is as follows:
Portfolio
Value
12/31/2020
Gross
Purchases
Gross
Sales
Value
6/30/2021
Shares Held at
6/30/2021
% of Net
Assets
6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $25,089 $100,163 $107,734 $17,518 1,752 1.9%
Total Affiliated Short-Term Investments 25,089 17,518 1.9
Collateral held for Securities Loaned
Cash Management Trust- Collateral Investment 21,115 85,085 97,377 8,823 8,823 1.0
Total Collateral Held for Securities Loaned 21,115 8,823 1.0
Total Value $46,204 $26,341
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
1/1/2021
- 6/30/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.140% $– $– $– $10
Total Income/Non Income Cash from Affiliated
Investments $10
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – – 10
Total Affiliated Income from Securities Loaned, Net $10
Total Value $– $– $–

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of June 30, 2021 (unaudited)
Aggressive
Allocation
Portfolio All Cap Portfolio
Balanced Income
Plus Portfolio
Diversified
Income Plus
Portfolio
Assets
Investments in unaffiliated securities at cost $754,429,054 $116,630,088 $339,472,614 $686,618,796
Investments in affiliated securities at cost $738,906,325 $3,450,408 $129,567,938 $283,051,948
Investments in unaffiliated securities at value (#) 1,114,502,478 160,492,431 406,853,509 750,999,511
Investments in affiliated securities at value 916,276,839 3,451,140 135,552,647 288,646,812
Cash 8,148
(a)
735 — —
Initial margin deposit on open futures contracts 148,000 — 44,000 33,000
Dividends and interest receivable 833,185 103,028 1,261,121 3,360,258
Prepaid expenses 7,084 3,336 4,033 4,869
Receivable for:
Investments sold 5,181,983 8,087,271 1,565,290 2,931,931
Investments sold on a delayed-delivery basis — — 10,075 45,337
Fund shares sold 947,298 19,635 — 71,210
Expense reimbursements 297,977 — — —
Variation margin on open future contracts 621,368 — 41,653 70,686
Variation margin on open swap contracts — — — —
Total Assets 2,038,824,360 172,157,576 545,332,328 1,046,163,614
Liabilities
Accrued expenses 41,636 13,707 52,238 49,742
Cash overdraft — — 74,644
(e)
134,916
(f)
Payable for:
Investments purchased 4,360,411 6,964,142 796,312 4,931,301
Investments purchased on a delayed-delivery basis 21,841,35 3 — 48,266,219 164,198,335
Return of collateral for securities loaned 7,455,970 545,675 2,179,495 6,578,684
Foreign capital gain tax liability — — — —
Fund shares redeemed — — 138,252 —
Variation margin on open future contracts 2,072,085 — 47,702 75,637
Investment advisory fees 1,255,346 80,351 243,758 313,096
Administrative service fees 30,487 2,483 7,534 13,307
Director fees 683 139 236 431
Director deferred compensation 41,806 14,404 49,052 37,432
Expense reimbursements — — — —
Open options written, at value 11,87 7
( g )
— — —
Contingent liabilities^ — — — —
Mortgage dollar roll deferred revenue 13,648 — 25,922 91,397
Total Liabilities 37,125,302 7,620,901 51,881,364 176,424,278
Net Assets
Capital stock (beneficial interest) 1,356,757,385 107,887,927 403,156,315 765,159,024
Distributable earnings/(accumulated loss) 644,941,673 56,648,748 90,294,649 104,580,312
Total Net Assets $2,001,699,058 $164,536,675 $493,450,964 $869,739,336
Shares of beneficial interest outstanding 98,884,899 9,006,600 29,709,916 100,213,420
Net asset value per share $20.24 $18.27 $16.61 $8.68
(#) Includes securities on loan of $7,255,653 $534,652 $2,108,799 $6,384,863
(a) Includes foreign currency holdings of $847 (cost $808).
(b)
(c)
Includes foreign currency holdings of $278,403 (cost $278,824).
Includes foreign currency holdings of $2,866,348 (cost $2,872,305).
(d)
(e)
(f)
Includes foreign currency holdings of $109,091 (cost $109,127).
Includes foreign currency holdings of $21,387 (cost $20,351).
Includes foreign currency holdings of $728 (cost $689).
(g) Open options written, cost $ -14,024.
(h) Open options written, cost $ -35,058.
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

ESG Index
Portfolio
Global Stock
Portfolio
Government
Bond Portfolio
High Yield
Portfolio Income Portfolio
International
Allocation
Portfolio
International
Index Portfolio
$16,277,498 $893,056,016 $211,817,427 $871,763,050 $1,777,063,257 $1,577,435,973 $115,591,641
$49,660 $203,540,493 $49,562,628 $70,170,366 $96,211,895 $133,574,042 $2,692,631
19,518,675 1,284,506,567 215,945,714 905,953,012 1,893,850,572 1,875,813,551 157,478,670
49,660 214,191,638 49,599,981 70,202,924 96,323,081 133,700,128 2,692,631
424 284,104
(b)
— — 7,134,011 2,866,348
(c)
109,091
(d)
— 53,000 — — — 3,560 —
10,679 2,193,551 553,880 12,545,822 17,125,447 5,968,838 388,463
3,035 6,058 3,494 4,985 7,218 7,167 3,334
6,712 3,711,940 — 6,135,753 4,101,727 10,602,128 —
— — — — — — —
381,068 112,651 — — — — 34,553
8,248 — — — — — —
— 373,521 58,219 — 135,188 48,085 —
— — — 467 — — —
19,978,501 1,505,433,030 266,161,288 994,842,963 2,018,677,244 2,029,009,805 160,706,742
13,416 85,430 14,557 19,332 22,158 386,350 57,068
— — — 1,627,760 — — —
66,753 3,041,585 — 4,344 13,086,788 10,373,180 —
— — 48,155,580 10,679,395 4,618,303 — —
— 8,517,302 360,000 44,728,665 16,702,028 10,831,642 333,211
— — — — — 393,339 —
— — 108,043 70,520 223,344 66,519 —
— 1,406,963 48,109 81,967 — 1,163,678 22,943
3,383 755,134 69,013 335,166 710,346 1,168,007 29,356
287 22,779 3,352 14,245 30,190 31,172 2,495
139 708 139 458 978 966 139
312 105,186 27,275 93,659 146,500 142,334 312
— — — — — — 8,387
— — 29,691
( h )
— — — —
— — — — — — —
— — 27,356 — — — —
84,290 13,935,087 48,843,115 57,655,511 35,540,635 24,557,187 453,911
16,409,065 1,019,853,058 214,777,222 981,049,345 1,850,476,103 1,645,332,861 116,377,652
3,485,146 471,644,885 2,540,951 (43,861,893) 132,660,506 359,119,757 43,875,179
$19,894,211 $1,491,497,943 $217,318,173 $937,187,452 $1,983,136,609 $2,004,452,618 $160,252,831
1,354,994 96,765,245 19,377,837 199,891,289 182,122,262 181,204,087 11,739,557
$14.68 $15.41 $11.21 $4.69 $10.89 $11.06 $13.65
$— $8,263,840 $342,156 $41,983,859 $16,239,197 $10,278,842 $303,026

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of June 30, 2021 (unaudited)
Large Cap
Growth Portfolio
Large Cap Index
Portfolio
Large Cap Value
Portfolio
Limited Maturity
Bond Portfolio
Assets
Investments in unaffiliated securities at cost $1,216,430,366 $609,680,385 $1,438,146,313 $1,109,344,655
Investments in affiliated securities at cost $33,207,996 $7,268,797 $75,546,085 $47,309,192
Investments in unaffiliated securities at value (#) 2,632,718,766 1,560,514,241 2,246,798,533 1,127,893,321
Investments in affiliated securities at value 33,230,468 7,268,797 75,556,190 47,383,858
Cash 264 7,748 173 1,663,308
Dividends and interest receivable 219,224 905,127 2,749,712 5,133,147
Prepaid expenses 8,296 6,195 7,667 5,553
Receivable for:
Investments sold 3,992,141 — — 56,811,282
Investments sold on a delayed-delivery basis — — — 46,405,705
Fund shares sold — 294,702 115,834 385,571
Expense reimbursements — — — —
Variation margin on open future contracts — 12,375 — 4,844
Variation margin on open swap contracts — — — —
Total Assets 2,670,169,159 1,569,009,185 2,325,228,109 1,285,686,589
Liabilities
Accrued expenses 22,595 22,967 23,119 19,881
Payable for:
Investments purchased 2,670,253 — 1,997,023 41,307,977
Investments purchased on a delayed-delivery basis — — — 92,570,173
Return of collateral for securities loaned 12,568,120 647,832 30,090,245 345,180
Fund shares redeemed 822,789 — — —
Variation margin on open future contracts — — — 79,387
Investment advisory fees 922,001 276,696 1,245,145 416,048
Administrative service fees 39,185 23,674 35,279 17,682
Director fees 1,229 740 1,083 590
Director deferred compensation 185,244 63,786 104,851 109,051
Open options written, at value — — — —
Contingent liabilities^ — — — —
Mortgage dollar roll deferred revenue — — — 43,178
Total Liabilities 17,231,416 1,035,695 33,496,745 134,909,147
Net Assets
Capital stock (beneficial interest) 1,171,084,856 618,026,695 1,381,952,894 1,134,681,304
Distributable earnings/(accumulated loss) 1,481,852,887 949,946,795 909,778,470 16,096,138
Total Net Assets $2,652,937,743 $1,567,973,490 $2,291,731,364 $1,150,777,442
Shares of beneficial interest outstanding 46,876,795 27,009,256 103,494,817 114,288,440
Net asset value per share $56.59 $58.05 $22.14 $10.07
(#) Includes securities on loan of $11,956,251 $644,697 $29,510,842 $335,097
(a) Includes foreign currency holdings of $36,525 (cost $36,538).
(b) Includes foreign currency holdings of $677 (cost $638).
(c) Includes foreign currency holdings of $26,954 (cost $24,987).
(d)
(e)
Open options written, cost $ -441,739.
Open options written, cost $ -164,775.
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Low Volatility
Equity Portfolio
Mid Cap Growth
Portfolio
Mid Cap Index
Portfolio
Mid Cap Stock
Portfolio
Mid Cap Value
Portfolio
Moderate
Allocation
Portfolio
Moderately
Aggressive
Allocation
Portfolio
$41,850,263 $38,796,897 $412,259,628 $1,655,681,867 $22,402,525 $5,006,147,328 $2,747,359,239
$718,098 $950,092 $6,135,356 $108,043,318 $1,334,453 $4,642,432,033 $3,203,408,783
49,392,861 45,828,507 623,196,481 2,555,415,865 24,914,370 6,412,340,558 3,778,774,493
718,098 950,092 6,135,356 108,072,305 1,334,453 5,727,675,135 4,144,420,184
36,525
(a)
633 3,489 145 657 770,044
(b)
201,535
(c)
125,170 5,303 495,092 1,063,692 12,153 15,038,000 6,582,142
3,107 3,089 4,338 8,421 3,034 27,332 19,028
— 635,536 — 29,394,022 — 24,718,065 17,453,300
— — — — — 13,475,262 138,212
— 16,658 — — — — 795,263
147 8,567 — — 7,939 1,937,640 1,593,224
— — 3,095 — — 3,620,433 3,406,861
— — — — — 6,118 6,676
50,275,908 47,448,385 629,837,851 2,693,954,450 26,272,606 12,199,608,587 7,953,390,918
18,743 17,964 16,487 22,168 13,642 120,952 96,84 8
— 574,198 — 28,682,861 — 22,120,415 16,356,907
— — — — — 627,178,801 235,496,337
289,971 541,900 5,021,310 25,357,795 263,125 43,002,378 22,335,416
57,632 — 143,752 309,384 22,132 3,991,501 —
— — — — — 5,700,666 4,142,619
26,894 30,346 113,421 1,477,693 17,278 6,078,640 4,472,434
762 688 9,641 40,506 392 175,659 117,039
139 139 307 1,258 139 3,728 2,263
1,327 312 19,582 151,722 312 243,556 151,211
— — — — — 374,110
(d)
139,54 8
(e)
— — — — — — —
— — — — — 380,629 135,080
395,468 1,165,547 5,324,500 56,043,387 317,020 709,371,035 283,445,702
41,361,819 38,591,622 399,970,997 1,519,479,460 23,023,849 8,560,071,923 5,386,340,603
8,518,621 7,691,216 224,542,354 1,118,431,603 2,931,737 2,930,165,629 2,283,604,613
$49,880,440 $46,282,838 $624,513,351 $2,637,911,063 $25,955,586 $11,490,237,552 $7,669,945,216
3,635,261 2,916,505 27,007,920 105,121,618 1,647,862 701,831,928 424,046,695
$13.72 $15.87 $23.12 $25.09 $15.75 $16.37 $18.09
$277,507 $530,143 $5,004,191 $22,425,241 $260,780 $42,798,843 $22,045,768

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of June 30, 2021 (unaudited)
Moderately
Conservative
Allocation Portfolio
Money Market
Portfolio
Multidimensional
Income Portfolio
Assets
Investments in unaffiliated securities at cost $2,982,299,629 $251,727,952 $32,336,462
Investments in affiliated securities at cost $2,403,085,580 $— $8,823,019
Investments in unaffiliated securities at value (#) 3,497,127,540 251,727,952
*
33,979,287
Investments in affiliated securities at value 2,743,810,502 — 8,856,527
Cash 540,260
(a)
22,794 14,049
Initial margin deposit on open futures contracts 86,000 — —
Dividends and interest receivable 10,695,079 23,811 267,880
Prepaid expenses 15,349 3,630 3,076
Receivable for:
Investments sold 8,826,775 — 109,319
Investments sold on a delayed-delivery basis 2,021,523 — 5,038
Fund shares sold — — 179,752
Expense reimbursements 724,798 77,902 4,284
Variation margin on open future contracts 2,617,296 — —
Variation margin on open swap contracts 5,850 — —
Total Assets 6,266,470,972 251,856,089 43,419,212
Liabilities
Accrued expenses 75,556 13,514 19,277
Cash overdraft — — —
Payable for:
Investments purchased 8,713,153 — 466,206
Investments purchased on a delayed-delivery basis 497,546,863 900,000 208,775
Return of collateral for securities loaned 22,956,022 — 2,570,344
Foreign capital gain tax liability — — —
Fund shares redeemed 288,727 107,468 —
Variation margin on open future contracts 2,237,381 — —
Investment advisory fees 2,881,864 80,362 18,721
Administrative service fees 87,828 3,903 579
Director fees 2,077 142 139
Director deferred compensation 128,613 — 1,327
Expense reimbursements — — —
Open options written, at value 296,913
(e)
— —
Contingent liabilities^ — — —
Mortgage dollar roll deferred revenue 303,574 — —
Total Liabilities 535,518,571 1,105,389 3,285,368
Net Assets
Capital stock (beneficial interest) 4,738,196,612 250,748,636 38,026,834
Distributable earnings/(accumulated loss) 992,755,789 2,064 2,107,010
Total Net Assets $5,730,952,401 $250,750,700 $40,133,844
Shares of beneficial interest outstanding 399,900,802 250,738,196 3,711,576
Net asset value per share $14.33 $1.00 $10.81
(#) Includes securities on loan of $23,020,983 $— $2,516,589
(a)
Includes foreign currency holdings of $4 (cost $4).
(b)
(c)
(d)
Includes foreign currency holdings of $21,463 (cost $21,302).
Includes foreign currency holdings of $785 (cost $704).
Includes foreign currency holdings of $906 (cost $890).
(e)
Open options written, cost $ -350,586.
^
Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.
*
Securities held by this Portfolio are valued on the basis of amortized cost, which approximates market value.

Thrivent Series Fund, Inc.
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Opportunity
Income Plus
Portfolio
Partner
Emerging
Markets Equity
Portfolio
Partner
Healthcare
Portfolio
Real Estate
Securities
Portfolio
Small Cap
Growth Portfolio
Small Cap Index
Portfolio
Small Cap Stock
Portfolio
$190,669,998 $65,936,755 $196,162,021 $121,432,407 $71,747,979 $568,697,242 $607,664,635
$71,178,323 $1,518,380 $8,020,552 $508,746 $4,321,585 $17,706,382 $26,339,069
193,435,827 111,743,016 300,406,258 198,482,810 95,032,162 883,125,922 903,602,350
72,067,177 1,518,380 8,023,057 508,746 4,322,157 17,706,382 26,340,326
— 24,456
(b)
785
(c)
— 3,853
(d)
6,324 —
— — — — — — —
1,196,290 238,745 246,504 613,379 23,001 767,372 499,503
3,517 3,246 3,638 3,401 3,196 4,877 4,902
779,844 67,718 149,468 95,549 1,005,099 424,385 768,568
20,150 — — — — — —
— — — — — 10,909 —
— — 13,693 — 1,681 — —
30,366 — — — — 1,600 —
— — — — — — —
267,533,171 113,595,561 308,843,403 199,703,885 100,391,149 902,047,771 931,215,649
24,545 71,517 16,557 13,784 17,993 19,862 17,417
88,316 — — — — — —
410,027 105,173 178,799 158,979 1,624,361 695,710 1,723,958
29,645,397 — — — — — —
2,569,500 — — — 2,363,891 17,107,500 8,822,550
— 374,753 — — — — —
40,151 25,526 167,901 110,974 107,099 110,200 84,342
14,468 — — — — — —
105,441 96,068 223,476 136,201 66,929 160,921 548,258
3,585 1,729 4,656 3,087 1,422 13,678 14,103
139 139 144 139 139 433 438
14,416 12,044 12,068 27,013 1,126 40,433 92,689
— 2,822 — — — — —
— — — — — — —
— — — — — — —
16,507 — — — — — —
32,932,492 689,771 603,601 450,177 4,182,960 18,148,737 11,303,755
236,073,157 68,430,179 193,327,946 122,389,374 68,319,199 538,827,520 555,595,990
(1,472,478) 44,475,611 114,911,856 76,864,334 27,888,990 345,071,514 364,315,904
$234,600,679 $112,905,790 $308,239,802 $199,253,708 $96,208,189 $883,899,034 $919,911,894
23,076,900 5,925,879 10,686,717 6,447,265 4,914,945 37,565,636 37,792,943
$10.17 $19.05 $28.84 $30.91 $19.57 $23.53 $24.34
$2,501,465 $— $— $— $2,296,911 $16,673,163 $8,675,580

Thrivent Series Fund, Inc.
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended June 30, 2021 (unaudited)
Aggressive
Allocation
Portfolio All Cap Portfolio
Balanced Income
Plus Portfolio
Diversified
Income Plus
Portfolio
Investment Income
Dividends $5,018,694 $911,074 $1,377,156 $1,510,673
Interest 363,918 — 2,812,119 7,896,846
Income from mortgage dollar rolls 168,229 — 190,687 855,412
Affiliated income from securities loaned, net 19,298 743 8,364 18,081
Income from affiliated investments 118,177 3,937 45,395 135,029
Non cash income — — 46,448 141,726
Non cash income from affiliated investments 5,302,980 — 647,960 1,335,246
Foreign tax withholding (36,079) (7,444) (9,116) (9,657)
Total Investment Income 10,955,217 908,310 5,119,013 11,883,356
Expenses
Adviser fees 6,566,221 416,402 1,291,987 1,694,377
Administrative service fees 194,465 47,870 74,934 107,011
Audit and legal fees 17,444 14,977 13,982 14,022
Custody fees 28,228 2,792 37,832 34,762
Insurance expenses 4,436 2,126 2,611 3,225
Transfer agent fees 2,500 2,500 2,500 2,500
Directors' fees 20,222 4,553 9,532 13,769
Pricing service fees — — — —
T ax consulting fees — — — —
Other expenses 17,487 8,107 38,820 41,527
Total Expenses Before Reimbursement 6,851,003 499,327 1,472,198 1,911,193
Less:
Reimbursement from adviser (1,553,916) — — —
Total Net Expenses 5,297,087 499,327 1,472,198 1,911,193
Net Investment Income/(Loss) 5,658,130 408,983 3,646,815 9,972,163
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 94,561,496 12,582,985 17,027,170 29,324,429
Affiliated investments 1,219,281 68 495,088 1,638,514
Distributions of realized capital gains from affiliated
investments 14,716,593 — — —
Written option contracts 34,366 — — —
Futures contracts (2,243,585) — (22,699) (2,396,399)
Foreign currency transactions 2,834 (305) 5,962 7,137
Swap agreements — — — —
Change in net unrealized appreciation/(depreciation) on:
Investments 41,900,907 7,542,361 12,706,681 (2,164,567)
Affiliated investments 67,647,686 (68) 2,415,752 94,400
Written option contracts 3,800 — — —
Futures contracts 395,073 — 285,530 1,071,790
Foreign currency transactions (6,778) (5) (8,079) (6,572)
Swap agreements — — — —
Foreign capital gain tax liability — — — —
Net Realized and Unrealized Gains/(Losses) 218,231,673 20,125,036 32,905,405 27,568,732
Net Increase/(Decrease) in Net Assets Resulting
From Operations $223,889,803 $20,534,019 $36,552,220 $37,540,895
(a) Includes foreign capital gain taxes paid of $406,063.

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

ESG Index
Portfolio
Global Stock
Portfolio
Government
Bond Portfolio
High Yield
Portfolio Income Portfolio
International
Allocation
Portfolio
International
Index Portfolio
$89,038 $11,144,476 $— $169,968 $197,948 $30,626,248 $2,597,716
1 8,288 1,499,547 22,738,871 31,146,519 11,841 151
— — 399,380 — 178,624 — —
5 67,661 174 39,771 7,734 94,240 2,944
130 133,131 44,238 34,892 76,311 97,136 4,168
— — — — — — —
— — — — — — —
— (795,428) — — — (3,291,267) (242,420)
89,174 10,558,128 1,943,339 22,983,502 31,607,136 27,538,198 2,362,559
13,504 3,980,304 391,896 1,800,972 3,865,049 6,118,822 150,943
36,148 154,159 54,035 111,541 199,264 197,829 47,830
14,689 15,607 14,842 13,032 15,397 31,339 14,978
357 82,757 3,296 6,289 12,440 381,891 45,070
1,941 3,799 2,281 3,297 4,857 4,657 2,055
2,500 2,500 2,500 2,500 2,500 2,500 2,500
3,433 25,650 5,499 18,761 36,420 34,801 3,434
— — — — — — 55,498
— — — — — — 36,019
8,926 38,448 12,401 23,051 32,453 110,496 7,288
81,498 4,303,224 486,750 1,979,443 4,168,380 6,882,335 365,615
(55,841) — — — — — (18,446)
25,657 4,303,224 486,750 1,979,443 4,168,380 6,882,335 347,169
63,517 6,254,904 1,456,589 21,004,059 27,438,756 20,655,863 2,015,390
180,501 52,987,048 (60,317) 4,684,988 17,508,987 138,505,261
(a)
234,822
— 893 — — — 147 —
— — — — — — —
— — 61,842 — — — —
195 21,933,049 (800,715) 133,551 (3,169,737) 20,449,734 708,368
— 20,394 — — — (35,834) (5,682)
— — — 91,929 — — —
1,772,713 99,260,500 (4,670,503) (473,279) (56,432,832) 23,682,716 9,735,751
— 3,622,600 — — — (146) —
— — 8,259 — — — —
— (6,111,027) 196,177 (197,875) 1,247,262 (5,839,394) (113,469)
— (62,829) — — — (216,106) (8,128)
— — — 220,990 — — —
— — — — — 80,064 —
1,953,409 171,650,628 (5,265,257) 4,460,304 (40,846,320) 176,626,442 10,551,662
$2,016,926 $177,905,532 $(3,808,668) $25,464,363 $(13,407,564) $197,282,305 $12,567,052

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended June 30, 2021 (unaudited)
Large Cap
Growth Portfolio
Large Cap Index
Portfolio
Large Cap Value
Portfolio
Limited Maturity
Bond Portfolio
Investment Income
Dividends $4,839,780 $10,709,760 $22,947,066 $54,913
Interest — — — 10,625,865
Income from mortgage dollar rolls — — — 982,898
Affiliated income from securities loaned, net 2,858 2,633 40,994 847
Income from affiliated investments 30,701 4,646 36,717 132,638
Non cash income from affiliated investments — — — —
Foreign tax withholding (38,044) (1,002) (343,451) —
Total Investment Income 4,835,295 10,716,037 22,681,326 11,797,161
Expenses
Adviser fees 4,929,751 1,452,735 6,294,646 2,299,326
Administrative service fees 244,514 158,740 213,349 132,721
Audit and legal fees 20,038 15,744 19,116 13,584
Custody fees 12,220 8,827 13,373 8,849
Insurance expenses 5,152 3,919 4,678 3,670
Transfer agent fees 2,500 2,500 2,500 2,500
Directors' fees 45,094 22,955 33,687 23,402
Other expenses 18,430 14,997 17,168 32,158
Total Expenses Before Reimbursement 5,277,699 1,680,417 6,598,517 2,516,210
Less:
Reimbursement from adviser — — — —
Total Net Expenses 5,277,699 1,680,417 6,598,517 2,516,210
Net Investment Income/(Loss) (442,404) 9,035,620 16,082,809 9,280,951
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 69,453,671 7,198,421 84,318,425 3,150,594
Affiliated investments 8,296 — — —
Distributions of realized capital gains from affiliated
investments — — — —
Written option contracts — — — —
Futures contracts — 1,488,527 — 2,864,994
Foreign currency transactions — — (2,344) —
Swap agreements — — — —
Change in net unrealized appreciation/(depreciation) on:
Investments 266,360,030 189,203,703 290,956,969 (10,513,220)
Affiliated investments (8,295) — — —
Written option contracts — — — —
Futures contracts — (125,819) — 442,233
Foreign currency transactions (39) — (781) —
Swap agreements — — — —
Net Realized and Unrealized Gains/(Losses) 335,813,663 197,764,832 375,272,269 (4,055,399)
Net Increase/(Decrease) in Net Assets Resulting
From Operations $335,371,259 $206,800,452 $391,355,078 $5,225,552

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Low Volatility
Equity Portfolio
Mid Cap Growth
Portfolio
Mid Cap Index
Portfolio
Mid Cap Stock
Portfolio
Mid Cap Value
Portfolio
Moderate
Allocation
Portfolio
Moderately
Aggressive
Allocation
Portfolio
$577, 556 $45,123 $3,875,405 $11,360,273 $115,417 $17,556,106 $11,349,061
19 — 179 — — 28,884,214 12,012,054
— — — — — 5,234,531 1,953,851
250 690 3,144 20,491 1,802 90,383 63,059
307 719 3,935 66,689 561 910,839 439,448
— — — — — 48,818,148 31,588,768
(33,264) (194) — (95,457) — (87,437) (46,493)
544,868 46,338 3,882,663 11,351,996 117,780 101,406,784 57,359,748
140,551 144,397 599,660 7,705,882 56,705 32,777,479 23,895,060
38,982 38,273 85,971 245,281 36,285 981,064 659,655
14,768 14,738 13,903 19,628 15,761 37,677 29,284
7,129 8,763 5,003 12,692 1,518 99,327 74,284
1,996 1,959 2,699 5,017 1,941 18,456 12,482
2,500 2,500 2,500 2,500 2,500 2,500 2,500
3,526 3,434 8,785 41,904 3,433 114,380 69,626
15,983 7,593 10,320 18,506 7,488 84,879 78,911
225,435 221,657 728,841 8,051,410 125,631 34,115,762 24,821,802
(29,806) (58,007) — — (57,585) (10,177,573) (8,320,929)
195,629 163,650 728,841 8,051,410 68,046 23,938,189 16,500,873
349,239 (117,312) 3,153,822 3,300,586 49,734 77,468,595 40,858,875
1,699,189 785,856 27,256,875 215,779,094 368,646 329,758,041 260,516,006
— — — — — 18,680,281 7,258,280
— — — — — 101,095,136 87,218,055
— — — — — 975,015 344,444
13,324 — 1,167,224 — — (69,506,102) (83,478,789)
3,461 — — — — (148,483) (98,407)
— — — — — 651,821 712,470
1,916,230 2,082,503 62,605,661 173,088,207 1,134,323 76,330,948 61,843,900
— — — — — 252,826,994 282,703,561
— — — — — 122,993 45,059
1,577 — (104,078) — — 10,034,616 23,450,110
(2,862) — — — — (30,525) (18,144)
— — — — — 1,062,907 1,160,143
3,630,919 2,868,359 90,925,682 388,867,301 1,502,969 721,853,642 641,656,688
$3,980,158 $2,751,047 $94,079,504 $392,167,887 $1,552,703 $799,322,237 $682,515,563

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended June 30, 2021 (unaudited)
Moderately
Conservative
Allocation Portfolio
Money Market
Portfolio
Multidimensional
Income Portfolio
Investment Income
Dividends $7,409,105 $— $133,791
Interest 22,038,677 140,634 365,861
Income from mortgage dollar rolls 4,169,701 — —
Affiliated income from securities loaned, net 40,282 — 6,912
Income from affiliated investments 640,816 — 1,086
Non cash income — — 128,746
Non cash income from affiliated investments 23,535,925 — 71,086
Foreign tax withholding (45,448) — (349)
Total Investment Income 57,789,058 140,634 707,133
Expenses
Adviser fees 15,719,256 489,912 89,213
Administrative service fees 513,897 58,796 37,757
Audit and legal fees 25,958 14,783 14,359
Custody fees 57,043 3,742 7,541
Insurance expenses 10,585 2,424 1,970
Transfer agent fees 2,500 2,500 2,500
Directors' fees 63,188 3,694 3,526
Pricing service fees — — 10,375
Other expenses 71,836 8,746 7,735
Total Expenses Before Reimbursement 16,464,263 584,597 174,976
Less:
Reimbursement from adviser (3,843,126) (443,963) (27,045)
Total Net Expenses 12,621,137 140,634 147,931
Net Investment Income/(Loss) 45,167,921 — 559,202
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 109,279,978 2,064 653,238
Affiliated investments 5,317,530 — 11
Distributions of realized capital gains from affiliated investments 33,877,883 — —
Written option contracts 664,855 — —
Futures contracts (53,379,637) — —
Foreign currency forward contracts — — —
Foreign currency transactions (81,750) — —
Swap agreements 625,134 — —
Change in net unrealized appreciation/(depreciation) on:
Investments 11,434,417 — 542,737
Affiliated investments 61,868,650 — (111,210)
Written option contracts 97,056 — —
Futures contracts 9,859,416 — —
Foreign currency transactions (7,546) — —
Swap agreements 1,018,332 — —
Foreign capital gain tax liability — — —
Net Realized and Unrealized Gains/(Losses) 180,574,318 2,064 1,084,776
Net Increase/(Decrease) in Net Assets Resulting
From Operations $225,742,239 $2,064 $1,643,978

Thrivent Series Fund, Inc.
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Opportunity
Income Plus
Portfolio
Partner
Emerging
Markets Equity
Portfolio
Partner
Healthcare
Portfolio
Real Estate
Securities
Portfolio
Small Cap
Growth Portfolio
Small Cap Index
Portfolio
Small Cap Stock
Portfolio
$128,603 $1,280,168 $1,734,776 $2,378,649 $100,874 $4,840,138 $4,605,745
2,969,735 1 — — — 26 —
217,837 — — — — — —
6,572 — — — 5,109 65,940 9,873
28,972 1,941 6,007 381 1,638 521 9,585
24,849 — — — — — —
759,141 — — — — — —
(59) (140,438) (49,407) — (1,779) (4,064) (31,143)
4,135,650 1,141,672 1,691,376 2,379,030 105,842 4,902,561 4,594,060
580,331 522,911 1,190,393 681,221 340,347 840,493 2,849,006
54,731 44,409 59,734 50,441 42,232 106,442 108,215
11,593 27,332 15,831 15,041 14,812 14,309 16,325
15,476 53,220 6,739 2,940 7,772 11,128 6,521
2,297 2,069 2,336 2,200 2,007 2,975 2,973
2,500 2,500 2,500 2,500 2,500 2,500 2,500
4,554 4,401 4,563 5,473 3,516 13,062 17,459
— — — — — — —
38,377 10,826 9,354 8,098 7,748 12,173 10,877
709,859 667,668 1,291,450 767,914 420,934 1,003,082 3,013,876
— (3,513) (74,702) — (21,027) — —
709,859 664,155 1,216,748 767,914 399,907 1,003,082 3,013,876
3,425,791 477,517 474,628 1,611,116 (294,065) 3,899,479 1,580,184
519,520 5,137,164 10,933,320 2,952,905 4,959,925 31,893,934 71,110,897
(26,144) — — — 1 — —
— — — — — — —
— — — — — — —
673,449 — — — — 185,059 —
— — (3,863) — — — —
— (29,127) 6,323 — (79) — 2,765
— — — — — — —
(553,375) 634,432 10,749,881 29,904,954 3,561,787 133,621,748 84,283,499
(1,488,911) — — — (2) — —
— — — — — — —
77,910 — — — — (26,417) —
— 6,015 (922) — (2) — (5)
— — — — — — —
— (36,204) — — — — —
(797,551) 5,712,280 21,684,739 32,857,859 8,521,630 165,674,324 155,397,156
$2,628,240 $6,189,797 $22,159,367 $34,468,975 $8,227,565 $169,573,803 $156,977,340

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Aggressive Allocation Portfolio All Cap Portfolio
For the periods ended
6/30/2021
(unaudited) 12/31/2020
6/30/2021
(unaudited) 12/31/2020
Operations
Net investment income/(loss) $5,658,130 $14,264,333 $408,983 $724,950
Net realized gains/(losses) 108,290,985 77,151,151 12,582,748 4,476,009
Change in net unrealized appreciation/(depreciation) 109,940,688 174,185,262 7,542,288 21,382,505
Net Change in Net Assets Resulting From Operations
223,889,803 265,600,746 20,534,019 26,583,464
Distributions to Shareholders
From net investment income/net realized gains (91,654,716) (119,274,260) (5,268,923) (21,530,926)
Total Distributions to Shareholders
(91,654,716) (119,274,260) (5,268,923) (21,530,926)
Capital Stock Transactions
Sold 36,021,042 44,054,133 6,812,345 5,034,640
Distributions reinvested 91,654,716 119,274,260 5,268,923 21,530,926
Redeemed (29,269,367) (92,153,387) (3,875,767) (11,291,956)
Total Capital Stock Transactions 98,406,391 71,175,006 8,205,501 15,273,610
Net Increase/(Decrease) in Net Assets 230,641,478 217,501,492 23,470,597 20,326,148
Net Assets, Beginning of Period 1,771,057,580 1,553,556,088 141,066,078 120,739,930
Net Assets, End of Period $2,001,699,058 $1,771,057,580 $164,536,675 $141,066,078
Capital Stock Share Transactions
Sold 1,783,309 2,908,071 389,498 341,163
Distributions reinvested 4,554,091 7,845,700 291,337 1,630,748
Redeemed (1,476,494) (5,571,062) (220,598) (764,965)
Total Capital Stock Share Transactions
4,860,906 5,182,709 460,237 1,206,946
(a) For the period from April 29, 2020 (inception) through December 31, 2020.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Balanced Income Plus Portfolio
Diversified Income Plus
Portfolio ESG Index Portfolio Global Stock Portfolio
6/30/2021
(unaudited) 12/31/2020
6/30/2021
(unaudited) 12/31/2020
6/30/2021
(unaudited) 12/31/2020
(a)
6/30/2021
(unaudited) 12/31/2020
$3,646,815 $10,682,603 $9,972,163 $24,410,272 $63,517 $54,446 $6,254,904 $11,475,787
17,505,521 2,645,971 28,573,681 (1,516,285) 180,696 173,370 74,941,384 45,825,077
15,399,884 23,837,487 (1,004,949) 32,522,398 1,772,713 1,468,464 96,709,244 115,877,246
36,552,220 37,166,061 37,540,895 55,416,385 2,016,926 1,696,280 177,905,532 173,178,110
(16,794,972) (14,277,653) (25,902,046) (31,633,268) (83,013) (145,047) (59,962,044) (133,980,978)
(16,794,972) (14,277,653) (25,902,046) (31,633,268) (83,013) (145,047) (59,962,044) (133,980,978)
13,856,559 8,594,518 12,191,953 24,698,178 10,522,173 11,747,571 2,887,941 2,983,025
16,794,972 14,277,653 25,902,046 31,633,268 83,013 145,047 59,962,044 133,980,978
(11,606,192) (36,361,882) (19,296,284) (60,087,722) (136,091) (5,952,648) (11,296,359) (37,313,603)
19,045,339 (13,489,711) 18,797,715 (3,756,276) 10,469,095 5,939,970 51,553,626 99,650,400
38,802,587 9,398,697 30,436,564 20,026,841 12,403,008 7,491,203 169,497,114 138,847,532
454,648,377 445,249,680 839,302,772 819,275,931 7,491,203 – 1,322,000,829 1,183,153,297
$493,450,964 $454,648,377 $869,739,336 $839,302,772 $19,894,211 $7,491,203 $1,491,497,943 $1,322,000,829
832,197 605,985 1,396,349 3,025,480 768,888 1,089,380 191,831 247,316
1,015,465 1,028,827 2,994,768 4,070,263 5,727 11,424 3,903,753 11,515,736
(705,759) (2,536,092) (2,202,627) (7,662,617) (9,608) (510,817) (749,159) (2,999,807)
1,141,903 (901,280) 2,188,490 (566,874) 765,007 589,987 3,346,425 8,763,245

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Government Bond Portfolio High Yield Portfolio
For the periods ended
6/30/2021
(unaudited) 12/31/2020
6/30/2021
(unaudited) 12/31/2020
Operations
Net investment income/(loss) $1,456,589 $3,117,564 $21,004,059 $43,974,977
Net realized gains/(losses) (799,190) 4,656,485 4,910,468 (40,293,906)
Change in net unrealized appreciation/(depreciation) (4,466,067) 5,632,314 (450,164) 18,816,347
Net Change in Net Assets Resulting From Operations
(3,808,668) 13,406,363 25,464,363 22,497,418
Distributions to Shareholders
From net investment income/net realized gains (6,005,998) (3,115,558) (21,002,140) (44,656,155)
Total Distributions to Shareholders
(6,005,998) (3,115,558) (21,002,140) (44,656,155)
Capital Stock Transactions
Sold 8,282,226 62,902,780 19,406,746 13,872,285
Issued in connection with merger – – – –
Distributions reinvested 6,005,998 3,115,558 21,002,140 44,656,155
Redeemed (27,124,391) (19,482,951) (6,165,613) (27,986,879)
Total Capital Stock Transactions (12,836,167) 46,535,387 34,243,273 30,541,561
Net Increase/(Decrease) in Net Assets (22,650,833) 56,826,192 38,705,496 8,382,824
Net Assets, Beginning of Period 239,969,006 183,142,814 898,481,956 890,099,132
Net Assets, End of Period $217,318,173 $239,969,006 $937,187,452 $898,481,956
Capital Stock Share Transactions
Sold 719,478 5,376,005 4,171,699 3,098,697
Issued in connection with merger – – – –
Distributions reinvested 533,852 266,385 4,514,968 10,034,674
Redeemed (2,361,712) (1,673,417) (1,324,013) (6,450,069)
Total Capital Stock Share Transactions
(1,108,382) 3,968,973 7,362,654 6,683,302
(a) For the period from April 29, 2020 (inception) through December 31, 2020.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Income Portfolio
International Allocation
Portfolio International Index Portfolio Large Cap Growth Portfolio
6/30/2021
(unaudited) 12/31/2020
6/30/2021
(unaudited) 12/31/2020
6/30/2021
(unaudited) 12/31/2020
(a)
6/30/2021
(unaudited) 12/31/2020
$27,438,756 $53,248,696 $20,655,863 $24,518,358 $2,015,390 $1,261,259 $(442,404) $3,536,902
14,339,250 56,697,712 158,919,308 (93,707,526) 937,508 1,978,858 69,461,967 262,105,372
(55,185,570) 88,611,597 17,707,134 105,915,499 9,614,154 32,204,147 266,351,696 395,816,107
(13,407,564) 198,558,005 197,282,305 36,726,331 12,567,052 35,444,264 335,371,259 661,458,381
(83,250,161) (60,819,458) (30,943,549) (78,655,114) (1,343,489) (2,792,648) (266,290,055) (103,862,213)
(83,250,161) (60,819,458) (30,943,549) (78,655,114) (1,343,489) (2,792,648) (266,290,055) (103,862,213)
38,379,170 122,830,850 2,539,781 5,125,222 7,265,041 126,532,978 773,331 65,014,894
– – – – – – – 330,659,253
83,250,161 60,819,458 30,943,549 78,655,114 1,343,489 2,792,648 266,290,055 103,862,213
(16,800,623) (12,223,463) (18,923,333) (140,471,115) (253,146) (21,303,358) (122,298,975) (104,437,979)
104,828,708 171,426,845 14,559,997 (56,690,779) 8,355,384 108,022,268 144,764,411 395,098,381
8,170,983 309,165,392 180,898,753 (98,619,562) 19,578,947 140,673,884 213,845,615 952,694,549
1,974,965,626 1,665,800,234 1,823,553,865 1,922,173,427 140,673,884 – 2,439,092,128 1,486,397,579
$1,983,136,609 $1,974,965,626 $2,004,452,618 $1,823,553,865 $160,252,831 $140,673,884 $2,652,937,743 $2,439,092,128
3,428,220 11,055,980 241,952 596,720 546,167 12,899,611 13,280 1,484,694
– – – – – – – 6,308,738
7,623,595 5,536,993 2,778,895 9,206,428 97,363 220,667 4,767,976 2,323,877
(1,518,423) (1,168,875) (1,764,162) (17,138,874) (19,578) (2,004,673) (2,143,529) (2,203,373)
9,533,392 15,424,098 1,256,685 (7,335,726) 623,952 11,115,605 2,637,727 7,913,936

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Large Cap Index Portfolio Large Cap Value Portfolio
For the periods ended
6/30/2021
(unaudited) 12/31/2020
6/30/2021
(unaudited) 12/31/2020
Operations
Net investment income/(loss) $9,035,620 $22,361,522 $16,082,809 $28,796,848
Net realized gains/(losses) 8,686,948 7,360,017 84,316,081 78,081,202
Change in net unrealized appreciation/(depreciation) 189,077,884 185,677,265 290,956,188 (29,427,620)
Net Change in Net Assets Resulting From Operations
206,800,452 215,398,804 391,355,078 77,450,430
Distributions to Shareholders
From net investment income/net realized gains (28,649,635) (22,299,960) (105,834,818) (65,039,448)
Total Distributions to Shareholders
(28,649,635) (22,299,960) (105,834,818) (65,039,448)
Capital Stock Transactions
Sold 11,937,791 25,184,854 63,389,929 16,002,816
Distributions reinvested 28,649,635 22,299,960 105,834,818 65,039,448
Redeemed (34,408,881) (84,235,488) (2,118,410) (21,738,170)
Total Capital Stock Transactions 6,178,545 (36,750,674) 167,106,337 59,304,094
Net Increase/(Decrease) in Net Assets 184,329,362 156,348,170 452,626,597 71,715,076
Net Assets, Beginning of Period 1,383,644,128 1,227,295,958 1,839,104,767 1,767,389,691
Net Assets, End of Period $1,567,973,490 $1,383,644,128 $2,291,731,364 $1,839,104,767
Capital Stock Share Transactions
Sold 213,680 607,960 2,898,375 966,271
Distributions reinvested 499,528 524,496 4,813,518 4,121,742
Redeemed (634,883) (1,891,057) (97,421) (1,316,246)
Total Capital Stock Share Transactions
78,325 (758,601) 7,614,472 3,771,767
(a) For the period from April 29, 2020 (inception) through December 31, 2020.

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Limited Maturity Bond Portfolio Low Volatility Equity Portfolio Mid Cap Growth Portfolio Mid Cap Index Portfolio
6/30/2021
(unaudited) 12/31/2020
6/30/2021
(unaudited) 12/31/2020
6/30/2021
(unaudited) 12/31/2020
(a)
6/30/2021
(unaudited) 12/31/2020
$9,280,951 $21,395,188 $349,239 $762,854 $(117,312) $(46,146) $3,153,822 $6,026,259
6,015,588 1,219,162 1,715,974 (960,176) 785,856 416,231 28,424,099 3,857,256
(10,070,987) 17,987,314 1,914,945 1,073,816 2,082,503 4,949,107 62,501,583 54,934,443
5,225,552 40,601,664 3,980,158 876,494 2,751,047 5,319,192 94,079,504 64,817,958
(9,327,851) (21,462,288) (779,344) (989,231) (178,864) (200,159) (13,650,488) (19,223,749)
(9,327,851) (21,462,288) (779,344) (989,231) (178,864) (200,159) (13,650,488) (19,223,749)
41,578,863 183,653,008 3,022,994 9,852,607 17,891,252 30,007,885 7,678,599 16,874,031
9,327,851 21,462,288 779,344 989,231 178,864 200,159 13,650,488 19,223,749
(40,984,719) (28,520,878) (3,112,998) (7,866,707) (4,104,371) (5,582,167) (22,296,882) (31,279,510)
9,921,995 176,594,418 689,340 2,975,131 13,965,745 24,625,877 (967,795) 4,818,270
5,819,696 195,733,794 3,890,154 2,862,394 16,537,928 29,744,910 79,461,221 50,412,479
1,144,957,746 949,223,952 45,990,286 43,127,892 29,744,910 – 545,052,130 494,639,651
$1,150,777,442 $1,144,957,746 $49,880,440 $45,990,286 $46,282,838 $29,744,910 $624,513,351 $545,052,130
4,117,911 18,377,613 227,833 814,298 1,166,472 2,499,942 339,070 1,087,870
925,483 2,156,011 57,093 85,174 11,379 13,505 595,376 1,237,169
(4,066,047) (2,891,909) (236,554) (670,751) (268,236) (506,557) (1,005,887) (1,886,779)
977,347 17,641,715 48,372 228,721 909,615 2,006,890 (71,441) 438,260

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Stock Portfolio Mid Cap Value Portfolio
For the periods ended
6/30/2021
(unaudited) 12/31/2020
6/30/2021
(unaudited) 12/31/2020
(a)
Operations
Net investment income/(loss) $3,300,586 $6,184,831 $49,734 $38,419
Net realized gains/(losses) 215,779,094 146,398,112 368,646 168,272
Change in net unrealized appreciation/(depreciation) 173,088,207 248,837,926 1,134,323 1,377,522
Net Change in Net Assets Resulting From Operations
392,167,887 401,420,869 1,552,703 1,584,213
Distributions to Shareholders
From net investment income/net realized gains (152,140,480) (72,800,955) (102,735) (102,444)
Total Distributions to Shareholders
(152,140,480) (72,800,955) (102,735) (102,444)
Capital Stock Transactions
Sold 11,989,499 9,445,129 23,479,650 7,894,937
Distributions reinvested 152,140,480 72,800,955 102,735 102,444
Redeemed (26,481,586) (72,086,393) (5,313,144) (3,242,773)
Total Capital Stock Transactions 137,648,393 10,159,691 18,269,241 4,754,608
Net Increase/(Decrease) in Net Assets 377,675,800 338,779,605 19,719,209 6,236,377
Net Assets, Beginning of Period 2,260,235,263 1,921,455,658 6,236,377 –
Net Assets, End of Period $2,637,911,063 $2,260,235,263 $25,955,586 $6,236,377
Capital Stock Share Transactions
Sold 469,476 582,827 1,534,350 746,301
Distributions reinvested 6,107,214 4,268,148 6,555 7,833
Redeemed (1,082,848) (3,975,650) (369,888) (277,289)
Total Capital Stock Share Transactions
5,493,842 875,325 1,171,017 476,845
(a) For the period from April 29, 2020 (inception) through December 31, 2020

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Moderate Allocation Portfolio
Moderately Aggressive
Allocation Portfolio
Moderately Conservative
Allocation Portfolio Money Market Portfolio
6/30/2021
(unaudited) 12/31/2020
6/30/2021
(unaudited) 12/31/2020
6/30/2021
(unaudited) 12/31/2020
6/30/2021
(unaudited) 12/31/2020
$77,468,595 $170,576,200 $40,858,875 $89,181,243 $45,167,921 $101,991,926 $– $634,014
381,505,709 485,709,263 272,472,059 310,129,837 96,303,993 166,746,532 2,064 8,572
340,347,933 660,537,919 369,184,629 505,574,269 84,270,325 262,045,105 – –
799,322,237 1,316,823,382 682,515,563 904,885,349 225,742,239 530,783,563 2,064 642,586
(662,922,076) (632,227,863) (393,745,449) (486,522,362) (274,634,956) (284,132,136) – (635,749)
(662,922,076) (632,227,863) (393,745,449) (486,522,362) (274,634,956) (284,132,136) – (635,749)
6,986,891 9,113,038 10,851,256 11,762,933 17,052,960 62,724,551 15,538,757 214,606,424
662,922,076 632,227,863 393,745,449 486,522,362 274,634,956 284,132,136 – 635,749
(320,598,310) (776,850,929) (200,162,132) (486,064,281) (168,362,958) (250,337,339) (77,042,268) (102,097,675)
349,310,657 (135,510,028) 204,434,573 12,221,014 123,324,958 96,519,348 (61,503,511) 113,144,498
485,710,818 549,085,491 493,204,687 430,584,001 74,432,241 343,170,775 (61,501,447) 113,151,335
11,004,526,734 10,455,441,243 7,176,740,529 6,746,156,528 5,656,520,160 5,313,349,385 312,252,147 199,100,812
$11,490,237,552 $11,004,526,734 $7,669,945,216 $7,176,740,529 $5,730,952,401 $5,656,520,160 $250,750,700 $312,252,147
422,298 604,341 589,068 778,341 1,169,604 4,581,843 15,538,757 214,606,424
40,668,320 44,513,058 21,881,312 32,872,244 19,230,928 21,443,287 – 635,749
(19,242,972) (52,790,660) (11,079,935) (31,103,139) (11,472,657) (18,363,895) (77,042,268) (102,097,675)
21,847,646 (7,673,261) 11,390,445 2,547,446 8,927,875 7,661,235 (61,503,511) 113,144,498

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Multidimensional Income
Portfolio
Opportunity Income Plus
Portfolio
For the periods ended
6/30/2021
(unaudited) 12/31/2020
6/30/2021
(unaudited) 12/31/2020
Operations
Net investment income/(loss) $559,202 $991,135 $3,425,791 $7,492,478
Net realized gains/(losses) 653,249 (455,452) 1,166,825 (3,093,925)
Change in net unrealized appreciation/(depreciation) 431,527 727,396 (1,964,376) 4,866,946
Net Change in Net Assets Resulting From Operations
1,643,978 1,263,079 2,628,240 9,265,499
Distributions to Shareholders
From net investment income/net realized gains (1,043,136) – (3,460,107) (7,497,706)
Total Distributions to Shareholders
(1,043,136) – (3,460,107) (7,497,706)
Capital Stock Transactions
Sold 11,163,901 5,583,676 9,647,501 34,166,228
Distributions reinvested 1,043,136 – 3,460,107 7,497,706
Redeemed (692,715) (4,720,085) (15,877,454) (26,379,968)
Total Capital Stock Transactions 11,514,322 863,591 (2,769,846) 15,283,966
Net Increase/(Decrease) in Net Assets 12,115,164 2,126,670 (3,601,713) 17,051,759
Net Assets, Beginning of Period 28,018,680 25,892,010 238,202,392 221,150,633
Net Assets, End of Period $40,133,844 $28,018,680 $234,600,679 $238,202,392
Capital Stock Share Transactions
Sold 1,031,417 567,344 951,547 3,419,353
Distributions reinvested 97,003 – 341,645 759,882
Redeemed (64,137) (509,467) (1,565,232) (2,723,373)
Total Capital Stock Share Transactions
1,064,283 57,877 (272,040) 1,455,862

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Partner Emerging Markets
Equity Portfolio Partner Healthcare Portfolio Real Estate Securities Portfolio Small Cap Growth Portfolio
6/30/2021
(unaudited) 12/31/2020
6/30/2021
(unaudited) 12/31/2020
6/30/2021
(unaudited) 12/31/2020
6/30/2021
(unaudited) 12/31/2020
$477,517 $243,312 $474,628 $707,956 $1,611,116 $2,745,092 $(294,065) $(152,591)
5,108,037 (476,047) 10,935,780 14,828,957 2,952,905 (2,492,880) 4,959,847 2,824,277
604,243 21,892,023 10,748,959 29,106,628 29,904,954 (11,992,791) 3,561,783 17,449,029
6,189,797 21,659,288 22,159,367 44,643,541 34,468,975 (11,740,579) 8,227,565 20,120,715
(178,760) (1,900,566) (15,881,032) (3,002,092) (2,737,866) (3,438,536) (2,393,078) –
(178,760) (1,900,566) (15,881,032) (3,002,092) (2,737,866) (3,438,536) (2,393,078) –
8,101,133 2,899,044 7,624,604 12,954,253 3,552,477 3,878,687 21,898,906 33,761,816
178,760 1,900,566 15,881,032 3,002,092 2,737,866 3,438,536 2,393,078 –
(4,716,439) (13,582,057) (6,037,889) (18,295,594) (9,364,592) (19,885,352) (4,704,780) (5,274,384)
3,563,454 (8,782,447) 17,467,747 (2,339,249) (3,074,249) (12,568,129) 19,587,204 28,487,432
9,574,491 10,976,275 23,746,082 39,302,200 28,656,860 (27,747,244) 25,421,691 48,608,147
103,331,299 92,355,024 284,493,720 245,191,520 170,596,848 198,344,092 70,786,498 22,178,351
$112,905,790 $103,331,299 $308,239,802 $284,493,720 $199,253,708 $170,596,848 $96,208,189 $70,786,498
418,211 215,351 264,669 514,257 127,232 154,806 1,135,012 2,421,728
9,565 146,409 552,884 120,463 87,753 144,472 123,798 –
(252,821) (994,110) (207,842) (752,850) (333,670) (809,279) (245,739) (419,425)
174,955 (632,350) 609,711 (118,130) (118,685) (510,001) 1,013,071 2,002,303

Thrivent Series Fund, Inc.
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Small Cap Index Portfolio Small Cap Stock Portfolio
For the periods ended
6/30/2021
(unaudited) 12/31/2020
6/30/2021
(unaudited) 12/31/2020
Operations
Net investment income/(loss) $3,899,479 $7,229,117 $1,580,184 $3,345,562
Net realized gains/(losses) 32,078,993 5,929,414 71,113,662 26,918,457
Change in net unrealized appreciation/(depreciation) 133,595,331 62,274,539 84,283,494 107,999,783
Net Change in Net Assets Resulting From Operations
169,573,803 75,433,070 156,977,340 138,263,802
Distributions to Shareholders
From net investment income/net realized gains (13,346,931) (32,023,582) (33,907,310) (67,439,993)
Total Distributions to Shareholders
(13,346,931) (32,023,582) (33,907,310) (67,439,993)
Capital Stock Transactions
Sold 18,098,449 63,537,136 20,706,083 9,644,679
Distributions reinvested 13,346,931 32,023,582 33,907,310 67,439,993
Redeemed (33,516,699) (49,732,687) (13,101,899) (28,627,074)
Total Capital Stock Transactions (2,071,319) 45,828,031 41,511,494 48,457,598
Net Increase/(Decrease) in Net Assets 154,155,553 89,237,519 164,581,524 119,281,407
Net Assets, Beginning of Period 729,743,481 640,505,962 755,330,370 636,048,963
Net Assets, End of Period $883,899,034 $729,743,481 $919,911,894 $755,330,370
Capital Stock Share Transactions
Sold 792,592 3,975,633 862,342 596,804
Distributions reinvested 570,652 2,251,123 1,403,472 4,631,772
Redeemed (1,497,677) (3,168,248) (567,481) (1,757,237)
Total Capital Stock Share Transactions
(134,433) 3,058,508 1,698,333 3,471,339

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2021
(unaudited)

(1) ORGANIZATION
Thrivent Series Fund, Inc. ("the Fund"), a corporation
organized under the laws of Minnesota, is registered under the
Investment Company Act of 1940 (the “1940 Act”). The Fund is
divided into 32 separate series (each, a “Portfolio” and, collectively, the "Portfolios"), each with its own investment objective and policies. The Fund consists of four asset allocation Portfolios, three income plus Portfolios, nineteen equity Portfolios, five fixed-income
Portfolios, and one money market Portfolio. The assets of each
Portfolio are segregated, and each has a separate class of capital stock.
Shares in the Fund are currently sold, without sales
charges, to separate accounts of Thrivent Financial for Lutherans
("Thrivent Financial" or the "Adviser"), which are used to fund benefits of variable life insurance and variable annuity contracts issued by
Thrivent Financial, separate accounts of insurance companies not affiliated with Thrivent Financial, and other Portfolios.
Each of the Portfolios is an investment company that follows the accounting and reporting guidance of the Financial Accounting
Standards Board ("FASB") Accounting Standards Codification Topic
946 - Financial Services - Investment Companies.
Under the Fund’s organizational documents, its officers and
directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with service providers and others that provide general damage clauses. The
Fund’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Fund.
However, based on experience, the Fund expects the risk of loss to be remote.
Mergers
— At a meeting held on August 24, 2020, contractholders of Thrivent Partner Growth Stock Portfolio (the “Target Portfolio”) approved the merger of the Target Portfolio into Thrivent Large Cap Growth Portfolio (the “Acquiring Portfolio”).  The merger occurred at the close of business on August 31, 2020. Acquisition of the assets and liabilities of the Target Portfolio by the Acquiring Portfolio was followed by the distribution of the Acquiring Portfolio's shares to the Target Portfolio's contractholders. The shares issued of the Acquiring Portfolio are disclosed in the Statement of Changes in Net Assets.
The merger was accomplished by a tax free exchange as detailed below:
As of August 31, 2020, the net assets of the Target Portfolio were comprised of the following:
Assuming the merger had been completed on January 1, 2020, the Acquiring Portfolio's pro-forma results of operations for the period ended December 31, 2020 would be the following:
The financial statements reflect the operations of the Acquiring Portfolio for the period prior to the merger and the combined Portfolios for the period subsequent to the merger.  Because the combined Portfolios have been managed as a single Portfolio since the merger was completed, it is not practicable to separate the amounts of revenue and earnings of Thrivent Partner Growth Stock Portfolio that have been included in the Acquiring Portfolio's Statement of Operations since the merger was completed.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time.  Security prices are based on quotes that are obtained from an independent pricing service approved by the Fund's Board of Directors (the “Board”). The pricing service, in determining
Portfolio Description Net Assets as of August 31, 2020
Large Cap Growth Acquiring Portfolio $2,047,020,669
Partner Growth Stock Target Portfolio  $330,659,253
Large Cap Growth After Acquisition  $2,377,679,922
Target Portfolio
Unrealized
Appreciation/
(Depreciation)
Undistributed Net
Investment Income
Accumulated Net
Realized Gains/
(Losses)
 Capital
 Stock
Partner Growth Stock  $185,088,259 $(351,226) $(546,322)  $146,468,542
Acquiring Portfolio
Net Change
in Unrealized
Appreciation/
(Depreciation)
Net Investment
Income
Net Gains/(Losses)
on Investments
Net Increase in
Net Assets from
Operations
 Large Cap Growth $465,402,100  $3,303,360 $268,586,651 $737,292,111

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2021
(unaudited)

values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange cleared swap agreements are valued at the clearinghouse end of day price. Swap agreements not cleared on exchanges will be valued using the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by the pricing service.  Investments in open-ended mutual funds are valued at their net asset value at the close of each business day.
Securities held by the Money Market Portfolio are valued on
the basis of amortized cost (which approximates market value), whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Portfolio and the Adviser follow procedures designed to help maintain a constant net asset value of $1.00 per share.
The Board has delegated responsibility for daily valuation of the Portfolios' securities to the Portfolios' Investment Adviser.  The
Adviser has formed a Valuation Committee (“Committee”) that
is responsible for overseeing the Portfolios’ valuation policies in accordance with Valuation Policies and Procedures.  The Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the
Portfolios.  Examples of such events include trading halts, national news/events, and issuer-specific developments.  If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities.  If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles (“GAAP”), the various inputs used to determine the fair value of the Portfolios’ investments are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds. Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts. Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available-for-sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Portfolios value
certain foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Portfolio are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Portfolios do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Portfolios treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Portfolio’s policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each
Portfolio to distribute an amount sufficient to avoid imposition of any federal excise tax. The Portfolios, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Portfolio is treated as a separate taxable entity for federal income

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2021
(unaudited)

tax purposes. Certain Portfolios may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Portfolios (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Portfolios include U.S. Federal and certain state jurisdictions as well as certain foreign countries.  The Portfolios' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction.
The Portfolios have no examinations in progress and none are expected at this time.
As of June 30, 2021, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the
Portfolios’ tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Portfolios are subject to foreign
income taxes imposed by certain countries in which they invest.
Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding in the Statement of
Operations. The Portfolios pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued daily.
The Portfolios are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a
Portfolio are allocated among all appropriate Portfolios in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium.  Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income.  Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Portfolios.  Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Portfolios record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolios adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Dividends and capital
gain distributions are recorded on the ex-dividend date. With the exception of the Money Market Portfolio, net realized gains from securities transactions, if any, are paid at least annually after the close of the fiscal year. Any Portfolio subject to excise tax would require an additional distribution prior to the close of the fiscal year.
For the reporting period, dividends were declared daily and
reinvested monthly for Government Bond Portfolio, High Yield
Portfolio, Income Portfolio, Limited Maturity Bond Portfolio, Money
Market Portfolio and Opportunity Income Plus Portfolio; and
declared and reinvested at least annually for all other Portfolios.
Derivative Financial Instruments
— Each of the Portfolios,
with the exception of the Money Market Portfolio, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Portfolio may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position).
This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Portfolio may also use derivatives for replication of a certain asset class or speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter
("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Portfolio’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Portfolio. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Portfolios because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2021
(unaudited)

seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the
Portfolios. Using derivatives to hedge can guard against potential risks, but it also adds to the Portfolios’ expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
In order to define their contractual rights and to secure rights that will help the Portfolios mitigate their counterparty risk, the
Portfolios may enter into an International Swaps and Derivatives
Association, Inc. Master Agreement (“ISDA Master Agreement”) or
similar agreement with derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Portfolio and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the
Portfolio and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Portfolio has been noted in the Schedule of Investments. To the extent amounts due to a Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance. The Portfolios attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Portfolios, with the exception of the Money Market
Portfolio, may buy put and call options and write put and covered call options. The Portfolios intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Portfolios may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Portfolio’s exposure to the underlying security while buying call options tends to increase a
Portfolio’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Portfolio’s exposure to the underlying security while writing call options tends to decrease a Portfolio’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when the Portfolio has purchased an option, exercises that option, and the counterparty doesn’t buy from the Portfolio or sell to the Portfolio the underlying asset as required.
In the case where the Portfolio has written an option, the Portfolio doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Portfolio’s collateral posting requirements. As the option increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.
Risks of loss may exceed amounts recognized on the Statement of
Assets and Liabilities.
During the six months ended June 30, 2021, Aggressive
Allocation, Government Bond, Moderate Allocation, Moderately
Aggressive Allocation, and Moderately Conservative Allocation
used options on mortgage backed securities to generate income and/or manage the duration of the Portfolio.
During the six months ended June 30, 2021, Aggressive
Allocation, Government Bond, Moderate Allocation, Moderately
Aggressive Allocation, and Moderately Conservative Allocation
used options on interest rate futures to hedge interest rate risk and/
or manage the duration of the Portfolio.
Futures Contracts
— All Portfolios, with the exception of the Money
Market Portfolio, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2021
(unaudited)

When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Portfolios may be earmarked to cover open futures contracts. A futures
contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the six months ended June 30, 2021, Aggressive Allocation,
Balanced Income Plus, Diversified Income Plus, Government Bond,
High Yield, Income, Limited Maturity Bond, Moderate Allocation,
Moderately Aggressive Allocation, Moderately Conservative
Allocation, and Opportunity Income Plus used treasury futures to manage the duration and yield curve exposure of the respective
Portfolio versus its benchmark.
During the six months ended June 30, 2021, Aggressive
Allocation, Balanced Income Plus, Diversified Income Plus, ESG
Index, Global Stock, International Allocation, International Index,
Large Cap Index, Low Volatility Equity, Mid Cap Index, Moderate
Allocation, Moderately Aggressive Allocation, Moderately
Conservative Allocation, and Small Cap Index used equity futures to manage exposure to the equities market.
During the six months ended June 30, 2021, Aggressive
Allocation, Balanced Income Plus, Diversified Income Plus,
Global Stock, International Allocation, Moderate Allocation,
Moderately Aggressive Allocation, and Moderately Conservative
Allocation used foreign exchange futures to hedge currency risk.
Foreign Currency Forward Contracts
— In connection
with purchases and sales of securities denominated in foreign currencies, all Portfolios, with the exception of the Money Market
Portfolio, may enter into foreign currency forward contracts.
Additionally, the Portfolios may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-
denominated investments. These contracts are recorded at value and the realized- and change in unrealized- foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the
Portfolios could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-
counter and a Portfolio is exposed to counterparty risk equal to the discounted net amount of payments to the Portfolio.
During the six months ended June 30, 2021, Partner Healthcare used foreign currency forward contracts in order to hedge unwanted currency exposure.
Swap Agreements
— All Portfolios, with the exception of
the Money Market Portfolio, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Portfolio is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Portfolio is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and
Liabilities. If there is a default by the counterparty, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the
Statement of Assets and Liabilities and recorded as unrealized gain or loss.  The Portfolio accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Portfolio’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Portfolio is exposed to counterparty risk, which is the discounted net amount of payments owed to the Portfolio. This risk is partially mitigated by the
Portfolio’s collateral posting requirements. As the swap increases in value to the Portfolio, the Portfolio receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2021
(unaudited)

seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Portfolios may be either the protection buyer or the protection seller.
Certain Portfolios enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Portfolios sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Portfolios buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Portfolio has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.
During the six months ended June 30, 2021, High Yield, Moderate
Allocation, Moderately Aggressive Allocation, and Moderately
Conservative Allocation used CDX indices (comprised of credit default swaps) to help manage credit risk exposure within the
Portfolio.
Total Return Swaps
— A total return swap is a swap
agreement between two parties to exchange the total return of a particular reference asset. A total return swap involves commitments to pay interest in exchange for a market linked return based on a notional amount.  To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or falls short of the offsetting interest obligation, the Portfolios will receive a payment from or make a payment to the counterparty.  The
Portfolios may take a "long" or "short" position with respect to the underlying referenced asset.
For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the tables below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the tables.
The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Portfolio
Gross Amounts
of Recognized
Assets
Gross
Amounts
Offset
Net Amounts
of Recognized
Assets
Financial
Instruments
Cash
Collateral
Received
Non-Cash
Collateral
Received Net Amount
Money Market
Repurchase Agreements 15,000,000 – 15,000,000 15,000,000 – – –

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2021
(unaudited)

The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the
Statement of Assets and Liabilities:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Portfolio
Gross Amounts
of Recognized
Liabilities
Gross
Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Aggressive Allocation
Options Written 11,877 – 11,877 11,877 – – –
Securities Lending 7,455,970 – 7,455,970 7,255,653 – – 200,317
(^)
All Cap
Securities Lending 545,675 – 545,675 534,652 – – 11,023
(^)
Balanced Income Plus
Securities Lending 2,179,495 – 2,179,495 2,108,799 – – 70,696
(^)
Diversified Income Plus
Securities Lending 6,578,684 – 6,578,684 6,384,863 – – 193,821
(^)
Global Stock
Securities Lending 8,517,302 – 8,517,302 8,263,840 – – 253,462
(^)
Government Bond
Options Written 29,691 – 29,691 29,691 – – –
Securities Lending 360,000 – 360,000 342,156 – – 17,844
(^)
High Yield
Securities Lending 44,728,665 – 44,728,665 41,983,859 – – 2,744,806
(^)
Income
Securities Lending 16,702,028 – 16,702,028 16,239,197 – – 462,831
(^)
International Allocation
Securities Lending 10,831,642 – 10,831,642 10,278,842 – – 552,800
(^)
International Index
Securities Lending 333,211 – 333,211 303,026 – – 30,185
(^)
Large Cap Growth
Securities Lending 12,568,120 – 12,568,120 11,956,251 – – 611,869
(^)
Large Cap Index
Securities Lending 647,832 – 647,832 644,697 – – 3,135
(^)
Large Cap Value
Securities Lending 30,090,245 – 30,090,245 29,510,842 – – 579,403
(^)
Limited Maturity Bond
Securities Lending 345,180 – 345,180 335,097 – – 10,083
(^)
Low Volatility Equity
Securities Lending 289,971 – 289,971 277,507 – – 12,464
(^)
Mid Cap Growth
Securities Lending 541,900 – 541,900 530,143 – – 11,757
(^)
Mid Cap Index
Securities Lending 5,021,310 – 5,021,310 5,004,191 – – 17,119
(^)
Mid Cap Stock
Securities Lending 25,357,795 – 25,357,795 22,425,241 – – 2,932,554
(^)
Mid Cap Value
Securities Lending 263,125 – 263,125 260,780 – – 2,345
(^)
Moderate Allocation
Options Written 374,110 – 374,110 374,110 – – –
Securities Lending 43,002,378 – 43,002,378 42,798,843 – – 203,535
(^)
Moderately Aggressive
Allocation
Options Written 139,548 – 139,548 139,548 – – –
Securities Lending 22,335,416 – 22,335,416 22,045,768 – – 289,648
(^)
Moderately Conservative
Allocation
Options Written 296,913 – 296,913 296,913 – – –
Securities Lending 22,956,022 – 22,956,022 22,956,022 – – –
Multidimensional Income
Securities Lending 2,570,344 – 2,570,344 2,516,589 – – 53,755
(^)

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2021
(unaudited)

Mortgage Dollar Roll Transactions
— Certain Portfolios enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Portfolios sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
securities at a later date at an agreed upon price. The Portfolios must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls.
In addition, the Portfolios are required to segregate collateral with the fund custodian (depending on market movements) on their
mortgage dollar rolls.  The value of the securities that the Portfolios are required to purchase may decline below the agreed upon
repurchase price of those securities.
During the period between the sale and repurchase, the Portfolios forgo principal and interest paid on the mortgage securities sold.
The Portfolios are compensated from negotiated fees paid by
brokers offered as an inducement to the Portfolios to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Fund has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs
Bank USA doing business as Goldman Sachs Agency Lending
("GSAL"). The Agreement authorizes GSAL to lend securities
to authorized borrowers on behalf of the Portfolios. Pursuant to the Agreement, loaned securities are typically initially
collateralized equal to at least 102% of the market value of U.S.
securities and 105% of the market value of non-U.S. securities.
Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received.  Any additional collateral is adjusted and settled on the next business day.  The Fund has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities.  All cash collateral received is invested in Thrivent Cash Management
Trust. The Portfolios receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations.  By investing any cash collateral it receives in these transactions, a Portfolio could realize additional gains or losses. If the borrower fails to return the securities or the invested collateral has declined in value, a Portfolio could lose money.  Generally, in the event of borrower default, a Portfolio has the right to use the collateral to offset any losses incurred.  However, in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss.
Some of these losses may be indemnified by the lending agent.
As of June 30, 2021, the value of securities on loan is as follows:
The following table presents the gross and net information about liabilities subject to master netting arrangements, as presented in the
Statement of Assets and Liabilities:
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Portfolio
Gross Amounts
of Recognized
Liabilities
Gross
Amounts
Offset
Net Amounts
of Recognized
Liabilities
Financial
Instruments
Cash
Collateral
Pledged
Non-Cash
Collateral
Pledged
(**)
Net Amount
Opportunity Income Plus
Securities Lending 2,569,500 – 2,569,500 2,501,465 – – 68,035
(^)
Small Cap Growth
Securities Lending 2,363,891 – 2,363,891 2,296,911 – – 66,980
(^)
Small Cap Index
Securities Lending 17,107,500 – 17,107,500 16,673,163 – – 434,337
(^)
Small Cap Stock
Securities Lending 8,822,550 – 8,822,550 8,675,580 – – 146,970
(^)
(**)
Excess of collateral pledged to the counterparty may not be shown for financial reporting purposes.
(^)
Net securities lending amounts represent the net amount payable to the counterparty in the event of a default.
Portfolio Securities on Loan
Aggressive Allocation $ 7,255,653
All Cap 534,652
Balanced Income Plus 2,108,799
Diversified Income Plus 6,384,863
Global Stock 8,263,840
Government Bond 342,156
High Yield 41,983,859
Income 16,239,197
International Allocation 10,278,842
International Index 303,026
Large Cap Growth 11,956,251
Large Cap Index 644,697
Large Cap Value 29,510,842
Limited Maturity Bond 335,097
Low Volatility Equity 277,507

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2021
(unaudited)

When-Issued and Delayed-Delivery Transactions
— Each
Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Portfolio will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Portfolio has sold a security on a delayed-delivery basis, a Portfolio does not participate in future gains and losses with respect to the security.
Treasury Inflation Protected Securities
— Certain Portfolios
may invest in treasury inflation protected securities ("TIPS"). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Repurchase Agreements
— Each Portfolio may engage in
repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Portfolios use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, a Portfolio could incur a loss due to a drop in the value of the security during the time it takes the Portfolio to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The Portfolios may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the six months ended June 30, 2021, Money
Market Portfolio engaged in this type of investment.
Equity-Linked Structured Securities
— Certain Portfolios may
invest in equity-linked structured notes. Equity-linked structured notes are debt securities which combine the characteristics of common stock and the sale of an option. The return component is based upon the performance of a single equity security, a basket of equity securities, or an equity index and the sale of an option.
There is no guaranteed return of principal with these securities.
The appreciation potential of these securities may be limited by a maximum payment or call right and can be influenced by many unpredictable factors. In addition to the performance of the equity, the nature and credit of the issuer may also impact return. During the six months ended June 30, 2021, none of the Portfolios engaged in these types of transactions.
Stripped Securities
— Certain Portfolios may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal. Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities.  As interest rates rise, the value of the interest only security increases.  Similarly, as interest rates decrease, the value of the interest only security decreases.  If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Portfolio may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.
The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Loan Commitments
— Certain Portfolios may enter into loan
commitments, which generally have interest rates which are reset daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base rates are primarily the
London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the
Portfolio Securities on Loan
Mid Cap Growth 530,143
Mid Cap Index 5,004,191
Mid Cap Stock 22,425,241
Mid Cap Value 260,780
Moderate Allocation 42,798,843
Moderately Aggressive Allocation 22,045,768
Moderately Conservative Allocation 23,020,983
Multidimensional Income 2,516,589
Opportunity Income Plus 2,501,465
Small Cap Growth 2,296,911
Small Cap Index 16,673,163
Small Cap Stock 8,675,580

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2021
(unaudited)

“Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders. Loan commitments
often require prepayments from excess cash flows or allow the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. Therefore, the remaining maturity may be considerably less than the stated maturity shown in the Schedule of Investments.
All or a portion of these loan commitments may be unfunded. A
Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments.  During the six months ended June 30, 2021, none of the Portfolios engaged in these types of investments.
Loss Contingencies
— Thrivent Balanced Income Plus
Portfolio and Thrivent Large Cap Index Portfolio are defendants in two separate adversary actions: One was filed in federal court on November 1, 2010 by the Official Committee of Unsecured
Creditors of Tribune Company (“Tribune”) and the other was filed in the state of Minnesota on June 2, 2011 by the successor trustees of certain series of debt securities issued by Tribune. These actions were consolidated and moved to the United States District Court of the Southern District of New York as consolidated multi-district litigation. The actions seek to determine whether stock repurchases of Tribune stock in connection with a leveraged buyout of Tribune in 2007 (the “LBO Transaction”) were fraudulent transactions that can be voided requiring repurchase payments to be returned to the
Tribune bankruptcy estate. Thrivent Balanced Income Plus Portfolio and Thrivent Large Cap Index Portfolio tendered Tribune stock in the LBO Transaction in exchange for $115,600 and $219,300 respectively. The district court has dismissed the claims, but the dismissals are on appeal. On April 19, 2021, the United States
Supreme Court denied the plaintiff’s petition for writ of certiorari with respect to the state law claims, effectively finalizing the dismissal of the state law claims. As of that time, the federal claims are still under advisement with the Second Circuit Court of Appeals.  If the plaintiffs are successful with their claims, it is reasonably possible that these Portfolios would be required to return payments in some amount. Management does not believe it is possible at this time to predict with any reasonable certainty the amount or probability of any potential loss.
Litigation
— Awards from class action litigation are recorded as a
reduction of cost if the Portfolio still owns the applicable securities on the payment date.  If the Portfolio no longer owns the applicable securities, the proceeds are recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Portfolios may invest
in bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Portfolio may invest in multiple series or tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the
sale to not be readily available for a Portfolio to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Portfolio may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Portfolio is obligated to fund these commitments at the borrower’s discretion. Therefore, the Portfolio must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments.
Line of Credit
— Each Portfolio (with the exception of Money
Market Portfolio) along with other funds managed by the investment adviser or an affiliate, participate in a $100 million ($50 million committed, $50 million uncommitted) credit facility (the "line of credit") issued by State Street Bank and Trust Company to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Portfolio based on its borrowings at the higher of the Federal Funds Rate or the Overnight Bank
Funding Rate plus, in each case, 0.10% plus a margin of 1.25%.
Each borrowing under the credit facility matures no later than 30 calendar days after the date of the borrowing.  Each participating
Portfolio pays a commitment fee in proportion to their respective net assets.  The line of credit shall expire on December 28, 2021 unless extended by mutual agreement of State Street Bank and
Trust Company and the Portfolios. The Portfolios had no borrowings during the six months ended June 30, 2021.
Recent Accounting Pronouncements
—
Reference Rate Reform
In March 2020, the FASB issued Accounting Standards Update
("ASU") No. 2020-04 Reference Rate Reform, which provides optional guidance to ease the potential accounting burden associated with transitioning from the London Interbank Offered Rate ("LIBOR") and other reference rates expected to be discontinued. The ASU No.
2020-04 was effective immediately upon release of the standard on
March 12, 2020 and can be applied prospectively through December
31, 2022. At this time, management is evaluating implications of these changes on financial statement disclosures.

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2021
(unaudited)

Other
— For financial statement purposes, investment security transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Fund has entered into an Investment Advisory Agreement with Thrivent Financial, the Adviser. Under the Investment Advisory Agreement, each of the Portfolios pays a fee for investment advisory services. The fees are accrued daily and paid monthly. The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Portfolio (M-Millions) $0 to $500M
Over $500 to
$2,000M
Over $2,000
to $5,000M
Over $5,000 to
$10,000M
Over
$10,000M
Aggressive Allocation 0.700% 0.700% 0.700% 0.675% 0.650%
Moderate Allocation 0.650% 0.625% 0.600% 0.575% 0.550%
Moderately Aggressive Allocation  0.700% 0.675% 0.650% 0.625% 0.600%
Moderately Conservative Allocation 0.600% 0.575% 0.550% 0.525% 0.500%
Portfolio (M-Millions) $0 to $50M Over $50 to $100M
 Over $100 to
$250M  Over $250M
Low Volatility Equity 0.600% 0.600% 0.500% 0.500%
Multidimensional Income 0.550% 0.550%  0.500%  0.500%
Partner Emerging Markets   0.950% 0.950% 0.900%  0.850%
Partner Healthcare  0.900%  0.850% 0.800%   0.750%
Portfolio (M - Millions)
$0 to
$50M
Over $50
to $200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$1,500M
Over
$1,500 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
All Cap
0.550% 0.550% 0.550% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500%
Balanced Income Plus
0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.475% 0.475% 0.475% 0.450% 0.425%
Diversified Income Plus
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
ESG Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Global Stock
0.650% 0.650% 0.650% 0.650% 0.575% 0.550% 0.475% 0.475% 0.475% 0.450% 0.425%
Government Bond
0.350% 0.350% 0.350% 0.300% 0.250% 0.250% 0.200% 0.150% 0.100% 0.100% 0.100%
High Yield
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Income
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
International Allocation
0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.625% 0.600% 0.600% 0.600% 0.600%
International Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Large Cap Growth
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Large Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Large Cap Value
0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600% 0.600%
Limited Maturity Bond
0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400% 0.400%
Mid Cap Growth
0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Mid Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Mid Cap Stock
0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.600% 0.550% 0.525%
Mid Cap Value
0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Money Market
0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350%
Opportunity Income Plus
0.500% 0.500% 0.500% 0.500% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
Real Estate Securities
0.750% 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Small Cap Growth
0.800% 0.800% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750%
Small Cap Index
0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.200% 0.150% 0.100% 0.100% 0.100%
Small Cap Stock
0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.600% 0.550% 0.525%

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2021
(unaudited)

Sub-Adviser Fees
— The following subadvisory fees are charged
as part of the total investment advisory fees stated in the table above. The subadvisory fees are borne directly by the Adviser and do not increase the overall fees paid by the Portfolio.
International Allocation Portfolio
The Adviser has entered into a subadvisory agreement
with Goldman Sachs Asset Management, LP ("GSAM") for the
performance of subadvisory services.  The fee payable for GSAM for managing the international small- and mid-cap equities portion is equal to 0.58% of the first $250 million of average daily net assets and 0.54% of average daily net assets in excess of $250 million.  International Allocation Fund (presented under a separate shareholder report) is included in determining breakpoints for the assets managed by GSAM.
Partner Emerging Markets Equity Portfolio
The Adviser has entered into a subadvisory agreement with
Aberdeen Asset Managers Limited (“Aberdeen”) for the performance of subadvisory services. The fee payable to Aberdeen is equal to
0.75% of the first $100 million of average daily net assets, 0.70%
of the next $150 million and 0.65% of average daily net assets over
$250 million.
Partner Healthcare Portfolio
The Adviser has entered into a subadvisory agreement with
BlackRock Investment Management, LLC. for the performance of subadvisory services.  The fee payable to BlackRock is equal to
0.50% of the first $50 million of average daily net assets, 0.475% of the next $200 million, 0.45% of the next $250 million and 0.425% of average daily net assets over $500 million.
Expense Reimbursements
— For the six months ended June
30, 2021, voluntary expense reimbursements, as a percentage of net assets, were in effect:
Partner Healthcare 0.05% 4/30/2022
For the six months ended June 30, 2021, contractual expense
reimbursements to limit expenses to the following percentages were in effect:
Thrivent Asset Management has voluntarily agreed to reimburse certain portfolio level expenses for Money Market Portfolio to the extent necessary in order to maintain a minimum annualized net yield of 0.00%.
Expense reimbursements are accrued daily and paid by Thrivent
Financial monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years, but may recoup amounts reimbursed or waived in prior months within the same fiscal year.
Each of the four Asset Allocation Portfolios paid a fee for investment advisory services. The Adviser has contractually agreed, for as long as the current fee structure is in place, and through at least April
30, 2022, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Portfolios as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash
Management Trust.  This contractual provision may be terminated upon the mutual agreement between the independent Directors of the Portfolios and the Adviser. For the six months ended June 30,
2021, the following expense reimbursements, as a percentage of net assets, were in effect:
Aggressive Allocation 0.17% 4/30/2022
Moderate Allocation 0.18% 4/30/2022
Moderately Aggressive Allocation 0.23% 4/30/2022
Moderately Conservative Allocation 0.13% 4/30/2022
Subject to certain limitations, all Portfolios in the Fund except for
Money Market Portfolio may invest cash in other Portfolios in the
Fund, Thrivent Cash Management Trust, and Thrivent Core Funds.
These related-party transactions are subject to the same terms as non-related party transactions. To avoid duplicate investment advisory fees, Thrivent Financial reimburses an amount equal to any investment advisory fees indirectly incurred by the asset allocation, income plus, equity and fixed income funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent
Cash Management Trust. There are no advisory fees for Thrivent
Core Funds, and therefore no reimbursement is made related to an investment in these funds.
Other Expenses
— The Fund has entered into an accounting and
administrative services agreement with Thrivent Financial to provide certain accounting and administrative personnel and services to the
Portfolios. The Portfolios pay an annual fixed fee per portfolio plus a certain percentage of net assets to Thrivent Financial.  These fees are accrued daily and paid monthly.  For the six months ended June
30, 2021, Thrivent Financial received aggregate fees for accounting and administrative personnel and services of $5,136,579 from the
Fund.
The Fund has entered into an agreement with Thrivent Financial
Investor Services Inc. ("Thrivent Investor Services") to provide transfer agency and dividend payment services necessary to the
Portfolios.  The Portfolios pay an annual fixed fee per Portfolio.
Portfolio
Expense
Reimbursement
Expiration
Date
Portfolio
Expense
Limit
Expiration
Date
ESG Index 0.38% 4/30/2022
International Index 0.46% 4/30/2022
Low Volatility Equity
1
0.90% 4/30/2022
Mid Cap Growth 0.85% 4/30/2022
Mid Cap Value 0.90% 4/30/2022
Multidimensional Income
2
0.85% 4/30/2022
Partner Emerging Markets Equity 1.20% 4/30/2022
Small Cap Growth 0.94% 4/30/2022
1
2
Expense waiver changed from 0.80% to 0.90% effective 4/30/2021.
Expense waiver changed from 0.95% to 0.85% effective 4/30/2021.
Portfolio
Expense
Reimbursement
Expiration
Date

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2021
(unaudited)

These fees are accrued daily and paid monthly.  For the six months ended June 30, 2021, Thrivent Investor Services received $80,001 from the Fund for transfer agent services.
Each Director who is not affiliated with the Adviser receives an annual fee from the Fund for services as a Director and is eligible to participate in a deferred compensation plan with respect to fees received from the Portfolios. Participants in the plan may designate their deferred Director’s fees as if invested in a Portfolio of the Fund.  Thrivent Money Market Portfolio is not eligible for the deferred plan. The value of each Director’s deferred compensation account will increase or decrease as if it were invested in shares of the designated Portfolios of the Fund. Their fees as well as the change in value are included in Director’s fees in the Statement of
Operations. The deferred fees remain in the appropriate Portfolio until distribution in accordance with the plan. The Payable for director deferred compensation, located in the Statement of Assets and Liabilities, is unsecured.
Those Directors not participating in the above plan
received $504,038 in fees from the Fund for the six months ended
June 30, 2021. In addition, the Fund reimbursed independent
Directors for reasonable expenses incurred in relation to attendance at the meetings and industry conferences.
Certain officers and non-independent directors of the Fund are officers and directors of Thrivent Financial, however, they receive no compensation from the Fund. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Portfolios invest
in other open-ended funds. Fees and expenses of those underlying funds are not included in those Portfolios’ expense ratios. The
Portfolios indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest.  The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation
Portfolios as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust. There are no advisory fees for Thrivent Core Funds, and therefore no reimbursement is made related to investments in these Funds. This contractual provision may be terminated upon the mutual agreement between the independent Directors of the Fund and the Adviser.
Interfund Lending
— The Portfolios may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Portfolios to borrow cash for temporary purposes from Thrivent Core Short-Term Reserve
Fund.  Interest is charged to each participating Portfolio based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102%
of the outstanding principal value of the loan.  For the six months ended June 30, 2021, none of the Portfolios borrowed cash through the Program.
(4) TAX INFORMATION
Distributions are based on amounts calculated in accordance
with applicable federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in
nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. At fiscal year-end, the character and amount of distributions, on a tax basis and components of distributable earnings, are finalized. Therefore, as of June 30, 2021, the tax-basis balance has not yet been determined.
At December 31, 2020, the following Portfolios had accumulated capital loss carryovers as follows:
To the extent that these Portfolios realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the
six months ended June 30, 2021, the cost of purchases and the proceeds from sales of investment securities, other than U.S.
Government and short-term securities, were as follows:
Portfolio
Capital Loss
Carryover
High Yield $ 79,612,399
International Allocation 88,131,480
Limited Maturity Bond 3,591,637
Low Volatility Equity 966,262
Multidimensional Income 730,282
Opportunity Income Plus 5,646,865
Partner Emerging Markets
Equity 6,488,342
Real Estate Securities 3,844,821
In thousands
Portfolio Purchases
Sales/
Paydowns
Aggressive Allocation $ 344,127 $ 381,894
All Cap 47,799 45,832
Balanced Income Plus 128,417 159,548
Diversified Income Plus 248,740 331,083
ESG Index 18,776 8,695
Global Stock 340,248 324,032
Government Bond 20,887 6,242
High Yield 342,751 301,141
Income 477,264 409,930
International Allocation 1,269,674 1,247,027
International Index 10,796 1,935
Large Cap Growth 403,765 511,577
Large Cap Index 17,047 27,985
Large Cap Value 302,586 232,954
Limited Maturity Bond 369,153 204,235

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2021
(unaudited)

Purchases and Sales of U.S. Government Securities were:
Investments in Restricted Securities
— Certain Portfolios may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of June 30, 2021, the following Portfolios held restricted securities:
The Portfolios have no right to require registration of unregistered securities.
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Portfolios are permitted to purchase or sell securities from or to certain other Portfolios, or affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Portfolio from or to another Portfolio or fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers complies with Rule 17a-7 of the 1940 Act.  Further, as defined under the procedures, each transaction is executed at the current market price.
During the six months ended June 30, 2021, the following Portfolios engaged in purchase transactions pursuant to Rule 17a-7 of the
1940 Act.  These transactions were in excess of 0.045% of each portfolio’s net assets:
During the six months ended June 30, 2021, the following
Portfolios engaged in sale transactions pursuant to Rule 17a-7 of the 1940 Act.  These transactions were in excess of 0.045% of each portfolio’s net assets:
(7) SHARES OF BENEFICIAL INTEREST
The shares of each Portfolio have equal rights and privileges with all shares of that Portfolio. Shares in the Fund are currently sold, without sales charges, to separate accounts of Thrivent Financial, which are used to fund benefits of variable life insurance and variable annuity contracts issued by Thrivent Financial, separate accounts of other insurance companies not affiliated with Thrivent
Financial, and other Portfolios.
As of June 30, 2021, authorized capital stock consists of ten billion shares as follows:
In thousands
Portfolio Purchases
Sales/
Paydowns
Low Volatility Equity 18,793 19,383
Mid Cap Growth 26,168 12,385
Mid Cap Index 51,844 57,369
Mid Cap Stock 733,202 771,769
Mid Cap Value 19,856 2,682
Moderate Allocation 1,612,014 1,889,713
Moderately Aggressive Allocation 1,054,325 1,297,885
Moderately Conservative Allocation 711,896 786,402
Multidimensional Income 15,810 7,766
Opportunity Income Plus 78,645 78,579
Partner Emerging Markets Equity 19,666 16,437
Partner Healthcare 50,607 49,744
Real Estate Securities 16,780 20,672
Small Cap Growth 40,774 23,489
Small Cap Index 97,347 108,852
Small Cap Stock 228,898 211,548
In thousands
Portfolio Purchases
Sales/
P aydowns
Aggressive Allocation $ 137,040 $ 138,074
Balanced Income Plus 213,687 171,561
Diversified Income Plus 809,907 712,987
Government Bond 340,114 371,142
Income 207,190 256,110
Limited Maturity Bond 929,353 1,101,952
Moderate Allocation 3,870,254 3,972,776
Moderately Aggressive Allocation 1,465,215 1,492,641
Moderately Conservative Allocation 2,999,949 3,061,613
Multidimensional Income 2,629 920
Opportunity Income Plus 173,709 177,072
Portfolio
Number of
Securities
Percent of Portfolio's
Net Assets
High Yield 2 0.01%
Portfolio Purchase Amount
Balanced Income Plus $600,636
Large Cap Index  3,906,887
Mid Cap Index 11,832,310
Moderately Conservative Allocation 3,547,331
Multidimensional Income Plus 40,350
Opportunity Income Plus  599,964
Small Cap Growth 83,828
Small Cap Index 4,366,172
Small Cap Stock 38,742,927
Portfolio Sales Proceeds
Realized
Gain/(Loss)
Aggressive Allocation $3,588,840 $533,880
Balanced Income Plus 1,471,980 219,739
Diversified Income Plus 8,303,460 348,558
Mid Cap Index 8,273,059 2,214,429
Moderate Allocation 14,317,676 2,539,427
Moderately Aggressive
Allocation 17,877,828 3,403,144
Moderately Conservative
Allocation 12,408,942 3,083,700
Small Cap Index 11,608,100 7,655,602
Portfolio Shares Authorized Par Value
Aggressive Allocation 300,000,000 $ 0.01
All Cap 100,000,000 0.01
Balanced Income Plus 200,000,000 0.01
Diversified Income Plus 300,000,000 0.01
ESG Index 100,000,000 0.01
Global Stock 300,000,000 0.01
Government Bond 100,000,000 0.01
High Yield 500,000,000 0.01
Income 500,000,000 0.01
International Allocation 500,000,000 0.01
International Index 100,000,000 0.01

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2021
(unaudited)

(8) SUBSEQUENT EVENTS
The Adviser of the Portfolios has evaluated the impact of
subsequent events through the issuance date of the financial statements, and, except as already included in the Notes to Financial
Statements, has determined that no items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline.  The value of a Portfolio's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio's benchmark index(es).  The securities markets may also decline because of factors that affect a particular industry.  As of June 30,
2021, the following Portfolios had portfolio concentration greater than 25% in certain market sectors.
(10) SIGNIFICANT RISKS
Investing in the Portfolios involves risks.  The following is an alphabetical list of significant risks in investing in the Funds.  The risks applicable to each Fund are listed in the Portfolio Perspectives section above.
Allocation Risk
— The Portfolio’s investment performance
depends upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories.
Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended periods. Therefore, a principal risk of investing in the
Portfolio is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Closed-End Fund (“CEF”) Risk
— Investments in CEFs are
subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s
portfolio; fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the
CEF owns (i.e., trading at a discount or premium to its net asset value); and that CEFs are permitted to invest in a greater amount of
“illiquid” securities than typical mutual funds. The Portfolio is subject to a pro-rata share of the management fees and expenses of each
CEF in addition to the Portfolio’s management fees and expenses, resulting in Portfolio shareholders subject to higher expenses than if they invested directly in CEFs.
Collateralized Debt Obligations Risk
— The risks of an
investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Portfolio invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii)
the Portfolio may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Portfolio could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii)
the CDO’s manager may perform poorly.
Conflicts of Interest Risk
— An investment in the Portfolio will
be subject to a number of actual or potential conflicts of interest.
For example, the Adviser or its affiliates may provide services to the Portfolio for which the Portfolio would compensate the Adviser and/or such affiliates. The Portfolio may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser, including other Portfolios. The Adviser may have an incentive (financial or otherwise) to enter into transactions or arrangements on behalf of the Portfolio with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients
Portfolio Shares Authorized Par Value
Large Cap Growth 300,000,000 0.01
Large Cap Index 100,000,000 0.01
Large Cap Value 300,000,000 0.01
Limited Maturity Bond 300,000,000 0.01
Low Volatility Equity 100,000,000 0.01
Mid Cap Growth 100,000,000 0.01
Mid Cap Index 100,000,000 0.01
Mid Cap Stock 300,000,000 0.01
Mid Cap Value 100,000,000 0.01
Moderate Allocation 1,500,000,000 0.01
Moderately Aggressive Allocation 1,000,000,000 0.01
Moderately Conservative Allocation 900,000,000 0.01
Money Market 1,000,000,000 0.01
Multidimensional Income 100,000,000 0.01
Opportunity Income Plus 100,000,000 0.01
Partner Emerging Markets Equity 100,000,000 0.01
Partner Healthcare 100,000,000 0.01
Real Estate Securities 100,000,000 0.01
Small Cap Growth 100,000,000 0.01
Small Cap Index 100,000,000 0.01
Small Cap Stock 200,000,000 0.01
Portfolio Sector
% Total
Net
Assets
ESG Index Financials 27.4%
Government Bond Mortgage-Backed Securities 26.5%
Government Bond U.S. Govt. & Agencies 43.2%
Income Financials 30.2%
Large Cap Growth Information Technology 40.4%
Large Cap Index Information Technology 27.3%
Mid Cap Growth  Information Technology  27.8%
Partner Emerging Markets
Equity Information Technology 25.1%
Partner Healthcare Health Care Equipment 26.3%
Real Estate Securities Specialized REITs 28.7%
Small Cap Growth Information Technology 28.0%

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2021
(unaudited)

with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Portfolio, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Portfolio and other clients of the Adviser or their affiliates.
Convertible Securities Risk
— Convertible securities are
subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Portfolio may also be forced to convert a convertible security at an inopportune time, which may decrease the Portfolio’s return.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Portfolio is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Portfolio.
Cybersecurity Risk
— The Portfolios and their service providers
may be susceptible to operational, information security, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser, a Subadviser, or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Portfolios’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Portfolios’ operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the
Portfolios or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cyber security risks are also present for issuers or securities in which the Portfolios may invest, which could result in material adverse consequences for such issuers and may cause the Portfolios’ investments in such companies to lose value. While the Portfolios’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems.
Additionally, the Portfolios cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Portfolios or their shareholders. Although each Portfolio attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operation risks that may affect a Portfolio or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a Portfolio’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Portfolio and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Portfolio in a worse position than if it had not used these instruments.
Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage, and may expose the Portfolio to greater risk and increase its costs.
Such leverage may cause the Portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Portfolio’s portfolio will be magnified when the Portfolio uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Portfolio to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Portfolio’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Portfolio’s gains from a swap agreement or may cause a Portfolio to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Portfolio to close out a position when desired.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets.  The economic, political, and market structures of developing countries in emerging markets, in most cases, are not as strong and the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency.
A Portfolio may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue
exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Portfolio performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2021
(unaudited)

corporate governance systems and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal
systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims. Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Portfolio may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, company, industry, or sector of the market. From time to time, the Portfolio may invest a significant portion of its assets in companies in one or more related sectors or industries which would make the Portfolio more vulnerable to adverse developments affecting such sectors or industries. Equity securities are generally more volatile than most debt securities.
ESG (Environmental, Social, & Governance) Investment
Strategy Risk
— The Portfolio’s ESG investment strategy limits
the types and number of investment opportunities available to the
Portfolio and, as a result, the Portfolio may underperform other funds that do not have an ESG focus. The Portfolio’s ESG investment strategy may result in the Portfolio investing in securities or industry sectors that underperform the market as a whole or underperform other funds screened for ESG standards. In addition, the Index
Provider may be unsuccessful in creating an index composed of companies that exhibit positive ESG characteristics.
ETF Risk
— An ETF is subject to the risks of the underlying
investments that it holds. In addition, for index-based ETFs, the performance of an ETF may diverge from the performance of such index (commonly known as tracking error). ETFs are subject to fees and expenses (like management fees and operating expenses) that do not apply to an index, and the Portfolio will indirectly bear its proportionate share of any such fees and expenses paid by the
ETFs in which it invests. Because ETFs trade on an exchange, there is a risk that an ETF will trade at a discount to net asset value or that investors will fail to bring the trading price in line with the underlying shares (known as the arbitrage mechanism).
Financial Sector Risk
— To the extent that the financials sector
continues to represent a significant portion of the Portfolio, the
Portfolio will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector.
Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades,
changes in interest rates, and decreased liquidity in credit markets.
The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted.
In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the Portfolio does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Portfolio’s investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Portfolio’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Futures Contract Risk
— The value of a futures contract tends to
increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Portfolio’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Global Indexing Strategy/Index Tracking Risk
— The Portfolio
is managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the
Index and, consequently, the performance, volatility, and risk of the

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2021
(unaudited)

Portfolio. The securities of foreign issuers, securities of companies with significant foreign exposure, and foreign currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. Less stringent regulatory, accounting, auditing, and disclosure requirements for issuers and markets are more common in certain foreign
countries and may make the data upon which the Index is based unreliable or stale. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. While the Adviser seeks to track the performance of the Index (i.e., achieve a high degree of correlation with the Index), the Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the Portfolio to meet redemptions. The
Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Government Securities Risk
— The Portfolio invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness.
Growth Investing Risk
— Growth style investing includes the risk
of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
Healthcare Industry Risk
— As a sector fund that invests primarily
in the healthcare industry, the Portfolio is subject to the risk that the companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting their market segment. Due to the rapid pace of technological development, there is the risk that the products and services developed by these companies may become rapidly obsolete or have relatively short product cycles. There is also the risk that the products and services offered by these companies will not meet expectations or even reach the marketplace.
Health Crisis Risk
— The global pandemic outbreak of the novel
coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption. The COVID-19 outbreak and future pandemics could affect the global economy and markets in ways that cannot be foreseen and may exacerbate other types of risks, negatively impacting the value of Portfolio investments.
High Yield Risk
— High yield securities – commonly known as
“junk bonds” – to which the Portfolio is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected. High yield securities generally have a less liquid resale market.
Indexing Strategy/Index Tracking Risk
— The Portfolio is
managed with an indexing investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the Index or of the actual securities comprising the Index. The structure and composition of the Index will affect the performance, volatility, and risk of the
Index and, consequently, the performance, volatility, and risk of the
Portfolio. While the Adviser seeks to track the performance of the
Index (i.e., achieve a high degree of correlation with the Index), the
Portfolio’s return may not match the return of the Index. The Portfolio incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities. In addition, the
Portfolio may not be fully invested at times, generally as a result of cash flows into or out of the Portfolio or reserves of cash held by the
Portfolio to meet redemptions. The Adviser may attempt to replicate the Index return by investing in fewer than all of the securities in the
Index, or in some securities not included in the Index, potentially increasing the risk of divergence between the Portfolio’s return and that of the Index.
Inflation-Linked Security Risk
— Inflation-linked debt securities,
such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Portfolio will not receive the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Portfolio’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2021
(unaudited)

All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Interest Rate Risk
— Interest rate risk is the risk that prices of
debt securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations (a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes by the Federal Reserve to monetary policies could affect interest rates and the value of some securities.
Investing-in-Funds Risk
— Each of the Thrivent Aggressive
Allocation Portfolio, Thrivent Moderate Allocation Portfolio, Thrivent
Moderately Aggressive Allocation Portfolio and Thrivent Moderately
Conservative Allocation Portfolio (each, a “Thrivent Asset Allocation
Portfolio”) allocate their assets among certain other funds managed by the Adviser or an affiliate (“Other Funds”). From time to time, one or more of the Other Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Thrivent Asset Allocation Portfolios or other investors. These transactions may affect the Other Funds since Other Funds that experience redemptions as a result of reallocations or rebalancings may have to sell Portfolio securities and since Other Funds that receive additional cash will have to invest such cash. These effects may be particularly important when one or more of the Thrivent
Asset Allocation Portfolios owns a substantial portion of any Other
Fund. While it is impossible to predict the overall impact of these transactions over time, the performance of an Other Fund may be adversely affected if the Other Fund is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. Because the Thrivent
Asset Allocation Portfolios may own substantial portions of some
Other Funds, a redemption or reallocation by a Thrivent Asset
Allocation Portfolio away from an Other Fund could cause the Other
Fund’s expenses to increase.
Investment Adviser Risk
— The Portfolio is actively managed
and the success of its investment strategy depends significantly on the skills of the Adviser or subadviser in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Portfolio’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to an issuer to which the Portfolio is exposed will affect the market prices of the issuer’s securities and therefore the value of the Portfolio.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Portfolio (which may include institutional investors, financial intermediaries, or affiliated Portfolios) may make relatively large redemptions or purchases of shares. These transactions may cause a Portfolio to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Portfolio’s performance to the extent that a
Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Portfolio by requiring a sale of portfolio securities. In addition, a large redemption could result in a Portfolio's current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio's expense ratio.
Leveraged Loan Risk
— Leveraged loans (also known as
bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Portfolio to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. In the event of fraud or misrepresentation, the Portfolio may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
LIBOR Risk
— The Portfolio may be exposed to financial
instruments that are tied to LIBOR (London Interbank Offered Rate)
to determine payment obligations, financing terms, or investment value. Such financial instruments may include bank loans,
derivatives, floating rate securities, certain asset backed securities, and other assets or liabilities tied to LIBOR. In 2017, the head of the
U.K. Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. On November 30, 2020, the

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2021
(unaudited)

administrator of LIBOR announced its intention to delay the phase out of the majority of the U.S. dollar LIBOR publications until June
30, 2023, with the remainder of LIBOR publications to still end at the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate, and any potential effects of the transition away from LIBOR on the Portfolio or its investments are not known.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. Dealer inventories of bonds are at or near historic lows in relation to market size, which has the potential to decrease liquidity and increase price volatility in the fixed income markets, particularly during periods of economic or market stress. As a result of this decreased liquidity, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase
or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events.
Master Limited Partnership (“MLP”) Risk
— MLPs are subject
to risks such as limited partner risk, liquidity risk, interest rate risk, and general partner risk.
•  An MLP is a public limited partnership or limited liability company taxed as a partnership. The risks of investing in an MLP are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP normally would not be liable for the debts of the MLP beyond the amount that the investor has contributed but investor may not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which right would continue after an investor sold its investment in the MLP.
    • The ability to trade on a public exchange or in the over-
the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities and, therefore, more difficult to trade at desirable times and/or prices.
    • MLP distributions may be reduced by fees and other expenses incurred by the MLP. MLPs generally are considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
The holder of the general partner or managing member interest can be liable in certain circumstances for amounts greater than the amount of the holder’s investment in the general partner or managing member.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Money Market Fund Risk
— You could lose money by investing
in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do
so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.
Mortgage-Backed and Other Asset-Backed Securities Risk
— The value of mortgage-backed and asset-backed securities
will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Portfolio to decline and reduce the overall return of the Portfolio.
Multi-Manager Risk
— The investment style employed by the
subadviser may not be complementary to that of the Adviser.
The interplay of the strategy employed by the subadviser and the
Adviser may result in the Portfolio indirectly holding positions in certain types of securities, industries or sectors. These positions may be detrimental to a Portfolio’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from a Portfolio’s realization of capital gains.
Non-Diversified Risk
— The Portfolio is not “diversified” within
the meaning of the 1940 Act. That means the Portfolio may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2021
(unaudited)

generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Portfolio’s performance.
Other Funds Risk
— Because the Portfolio invests in other
funds managed by the Adviser or an affiliate (“Other Funds”), the performance of the Portfolio is dependent, in part, upon the performance of Other Funds in which the Portfolio may invest. As a result, the Portfolio is subject to the same risks as those faced by the
Other Funds. In addition, Other Funds may be subject to additional fees and expenses that will be borne by the Portfolio.
Portfolio Turnover Rate Risk
— The Portfolio may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Portfolio and its shareholders and may also result in short-term capital gains taxable to shareholders.
Preferred Securities Risk
— There are certain additional risks
associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer;
preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S.
Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk
— When interest rates fall, certain obligations
will be paid off by the obligor more quickly than originally anticipated, and a Portfolio may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation)
as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions of these and other market factors, and the models may not take into account certain factors, or perform as intended, and may result in a decline in the value of the Portfolio’s portfolio.
Real Estate Industry Risk
— To the extent the Portfolio allocates
assets to companies in the real estate business, the Portfolio is subject to real estate industry risk. Declines in real estate values, changes in interest rates or economic downturns can have a
significant negative effect on companies in the real estate industry.
Other adverse changes could include, but are not limited to, extended vacancies of properties, increased competition, overbuilding and changes in zoning law and government regulations.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity REITs and mortgage REITs). Equity REITs will be affected by changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Portfolio. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Portfolio will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Portfolio, in addition to bearing a proportionate share of the expenses of the Portfolio, you will also indirectly bear similar expenses of the REITs in which the Portfolio invests.
Redemption Risk
— The Portfolio may need to sell portfolio
securities to meet redemption requests. The Portfolio could
experience a loss when selling portfolio securities to meet
redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Portfolio shares,
(ii) a disruption in the normal operation of the markets in which the
Portfolio buys and sells portfolio securities or (iii) the inability of the Portfolio to sell portfolio securities because such securities are illiquid. In such events, the Portfolio could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Portfolios. Securities and futures

Thrivent Series Fund, Inc.
Notes to Financial Statements
June 30, 2021
(unaudited)

markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and self-regulatory organizations, and exchanges authorized to take extraordinary actions in the event of market emergencies. The regulatory environment for the Portfolios is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Portfolios’ interpretation of the application of certain regulations, may adversely affect the ability of a Portfolio to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Portfolio.
Repurchase Agreement Risk
— If the seller of a repurchase
agreement defaults or is otherwise unable to fulfill its obligations, the Portfolio may incur losses as a result of selling the underlying securities, enforcing its rights, or a decline in the value of collateral.
Sector Risk
— Companies with similar characteristics may be
grouped together in broad categories called sectors. From time to time, the Portfolio may have significant positions in one or more sectors of the market. To the extent the Portfolio invests more heavily in particular sectors than others, its performance may be more susceptible to developments that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Series Fund, Inc.
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
AGGRESSIVE ALLOCATION PORTFOLIO
Period Ended 6/30/2021
(unaudited)
$ 18.84 $ 0.06 $ 2.31 $ 2.37 $ (0.17) $ (0.80)
Year Ended 12/31/2020 17.49 0.15 2.53 2.68 (0.20) (1.13)
Year Ended 12/31/2019 15.18 0.19 3.53 3.72 (0.23) (1.18)
Year Ended 12/31/2018 17.51 0.18 (1.19) (1.01) (0.12) (1.20)
Year Ended 12/31/2017 14.58 0.11 3.02 3.13 (0.12) (0.08)
Year Ended 12/31/2016 14.19 0.12 1.19 1.31 (0.14) (0.78)
ALL CAP PORTFOLIO
Period Ended 6/30/2021
(unaudited)
16.51 0.04 2.32 2.36 (0.07) (0.53)
Year Ended 12/31/2020 16.45 0.09 2.97 3.06 (0.12) (2.88)
Year Ended 12/31/2019 13.24 0.13 3.81 3.94 (0.10) (0.63)
Year Ended 12/31/2018 15.54 0.10 (1.54) (1.44) (0.08) (0.78)
Year Ended 12/31/2017 12.99 0.08 2.54 2.62 (0.07) –
Year Ended 12/31/2016 12.94 0.07 0.61 0.68 (0.04) (0.59)
BALANCED INCOME PLUS PORTFOLIO
Period Ended 6/30/2021
(unaudited)
15.91 0.12 1.16 1.28 (0.39) (0.19)
Year Ended 12/31/2020 15.11 0.39 0.91 1.30 (0.42) (0.08)
Year Ended 12/31/2019 14.07 0.40 1.93 2.33 (0.45) (0.84)
Year Ended 12/31/2018 15.37 0.43 (1.15) (0.72) (0.38) (0.20)
Year Ended 12/31/2017 14.09 0.37 1.26 1.63 (0.35) –
Year Ended 12/31/2016 14.03 0.37 0.57 0.94 (0.37) (0.51)
DIVERSIFIED INCOME PLUS PORTFOLIO
Period Ended 6/30/2021
(unaudited)
8.56 0.10 0.29 0.39 (0.27) 0.00
Year Ended 12/31/2020 8.31 0.25 0.33 0.58 (0.28) (0.05)
Year Ended 12/31/2019 7.76 0.26 0.79 1.05 (0.30) (0.20)
Year Ended 12/31/2018 8.23 0.28 (0.50) (0.22) (0.25) –
Year Ended 12/31/2017 7.76 0.24 0.48 0.72 (0.25) –
Year Ended 12/31/2016 7.53 0.25 0.27 0.52 (0.27) (0.02)
ESG INDEX PORTFOLIO
Period Ended 6/30/2021
(unaudited)
12.70 0.05 1.99 2.04 – (0.06)
Period Ended 12/31/2020
(c)
10.00 0.09 2.86 2.95 (0.09) (0.16)
GLOBAL STOCK PORTFOLIO
Period Ended 6/30/2021
(unaudited)
14.15 0.07 1.84 1.91 (0.14) (0.51)
Year Ended 12/31/2020 13.98 0.13 1.64 1.77 (0.23) (1.37)
Year Ended 12/31/2019 12.26 0.22 2.51 2.73 (0.20) (0.81)
Year Ended 12/31/2018 14.37 0.21 (1.29) (1.08) (0.18) (0.85)
Year Ended 12/31/2017 12.10 0.17 2.35 2.52 (0.17) (0.08)
Year Ended 12/31/2016 11.63 0.16 0.46 0.62 (0.15) –
GOVERNMENT BOND PORTFOLIO
Period Ended 6/30/2021
(unaudited)
11.71 0.07 (0.26) (0.19) (0.07) (0.24)
Year Ended 12/31/2020 11.09 0.17 0.62 0.79 (0.17) –
Year Ended 12/31/2019 10.71 0.24 0.38 0.62 (0.24) –
Year Ended 12/31/2018 10.95 0.26 (0.24) 0.02 (0.26) –
Year Ended 12/31/2017 10.85 0.22 0.10 0.32 (0.22) –
Year Ended 12/31/2016 10.89 0.19 (0.02) 0.17 (0.19) (0.02)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Since inception, April 29, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
***
Computed on an annualized basis for periods less than one year.
Total return reflects increase from payments to affiliates. Excluding this reimbursement, total return would have been 21.05%.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (0.97) $ 20.24 12.66% $ 2,001.7 0.56% 0.60% 0.73% 0.44% 28%
(1.33) 18.84 17.14% 1,771.1 0.58% 0.94% 0.74% 0.78% 60%
(1.41) 17.49 25.34% 1,553.6 0.57% 1.18% 0.74% 1.01% 60%
(1.32) 15.18 (6.46)% 1,258.3 0.55% 1.09% 0.74% 0.90% 58%
(0.20) 17.51 21.51% 1,312.5 0.58% 0.69% 0.79% 0.48% 63%
(0.92) 14.58 10.11% 1,063.4 0.58% 0.89% 0.79% 0.68% 65%
(0.60) 18.27 14.38% 164.5 0.66% 0.54% 0.66% 0.54% 31%
(3.00) 16.51 23.17% 141.1 0.68% 0.61% 0.68% 0.61% 59%
(0.73) 16.45 30.27% 120.7 0.74% 0.81% 0.74% 0.81% 128%
(0.86) 13.24 (9.89)% 96.9 0.79% 0.67% 0.79% 0.67% 53%
(0.07) 15.54 20.24% 111.4 0.81% 0.57% 0.81% 0.57% 51%
(0.63) 12.99 5.77% 94.9 0.87% 0.60% 1.14% 0.33% 64%
(0.58) 16.61 8.05% 493.5 0.63% 1.55% 0.63% 1.55% 74%
(0.50) 15.91 9.11% 454.6 0.65% 2.55% 0.65% 2.55% 97%
(1.29) 15.11 17.11% 445.2 0.64% 2.77% 0.64% 2.77% 109%
(0.58) 14.07 (4.87)% 385.9 0.64% 2.89% 0.64% 2.89% 147%
(0.35) 15.37 11.67% 402.0 0.65% 2.60% 0.65% 2.60% 151%
(0.88) 14.09 7.06% 355.4 0.66% 2.86% 0.66% 2.86% 140%
(0.27) 8.68 4.49% 869.7 0.45% 2.35% 0.45% 2.35% 128%
(0.33) 8.56 7.37% 839.3 0.46% 3.08% 0.46% 3.08% 154%
(0.50) 8.31 13.73% 819.3 0.46% 3.41% 0.46% 3.41% 157%
(0.25) 7.76 (2.70)% 686.2 0.46% 3.60% 0.46% 3.60% 155%
(0.25) 8.23 9.35% 676.7 0.47% 3.29% 0.47% 3.29% 146%
(0.29) 7.76 7.08% 562.8 0.48% 3.61% 0.48% 3.61% 103%
(0.06) 14.68 16.14% 19.9 0.38% 0.94% 1.21% 0.11% 65%
(0.25) 12.70 29.48% 7.5 0.38% 1.21% 2.48% (0.89)% 124%
(0.65) 15.41 13.50% 1,491.5 0.61% 0.89% 0.61% 0.89% 27%
(1.60) 14.15 15.21% 1,322.0 0.64% 1.02% 0.64% 1.02% 64%
(1.01) 13.98 22.95% 1,183.2 0.64% 1.65% 0.64% 1.65% 76%
(1.03) 12.26 (8.33)% 983.5 0.64% 1.51% 0.64% 1.51% 55%
(0.25) 14.37 21.15%
***
1,085.2 0.66% 1.31% 0.66% 1.31% 59%
(0.15) 12.10 5.42% 905.4 0.67% 1.41% 0.67% 1.41% 66%
(0.31) 11.21 (1.58)% 217.3 0.43% 1.30% 0.43% 1.30% 161%
(0.17) 11.71 7.22% 240.0 0.44% 1.47% 0.44% 1.47% 252%
(0.24) 11.09 5.86% 183.1 0.46% 2.18% 0.46% 2.18% 354%
(0.26) 10.71 0.18% 179.6 0.45% 2.41% 0.45% 2.41% 388%
(0.22) 10.95 2.96% 199.4 0.45% 2.01% 0.45% 2.01% 422%
(0.21) 10.85 1.49% 194.9 0.46% 1.69% 0.46% 1.69% 349%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
HIGH YIELD PORTFOLIO
Period Ended 6/30/2021
(unaudited)
$ 4.67 $ 0.11 $ 0.02 $ 0.13 $ (0.11) $ –
Year Ended 12/31/2020 4.79 0.23 (0.11) 0.12 (0.24) –
Year Ended 12/31/2019 4.43 0.26 0.36 0.62 (0.26) –
Year Ended 12/31/2018 4.86 0.27 (0.43) (0.16) (0.27) –
Year Ended 12/31/2017 4.77 0.27 0.08 0.35 (0.26) –
Year Ended 12/31/2016 4.48 0.26 0.29 0.55 (0.26) –
INCOME PORTFOLIO
Period Ended 6/30/2021
(unaudited)
11.44 0.16 (0.24) (0.08) (0.16) (0.31)
Year Ended 12/31/2020 10.60 0.33 0.88 1.21 (0.32) (0.05)
Year Ended 12/31/2019 9.65 0.35 0.95 1.30 (0.35) –
Year Ended 12/31/2018 10.33 0.36 (0.60) (0.24) (0.36) (0.08)
Year Ended 12/31/2017 10.07 0.34 0.28 0.62 (0.34) (0.02)
Year Ended 12/31/2016 9.83 0.35 0.25 0.60 (0.35) (0.01)
INTERNATIONAL ALLOCATION PORTFOLIO
Period Ended 6/30/2021
(unaudited)
10.13 0.12 0.98 1.10 (0.17) –
Year Ended 12/31/2020 10.26 0.16 0.16 0.32 (0.30) (0.15)
Year Ended 12/31/2019 8.79 0.23 1.55 1.78 (0.23) (0.08)
Year Ended 12/31/2018 11.02 0.25 (1.88) (1.63) (0.29) (0.31)
Year Ended 12/31/2017 9.09 0.23 1.92 2.15 (0.22) –
Year Ended 12/31/2016 9.00 0.21 0.08 0.29 (0.20) –
INTERNATIONAL INDEX PORTFOLIO
Period Ended 6/30/2021
(unaudited)
12.66 0.17 0.94 1.11 (0.03) (0.09)
Period Ended 12/31/2020
(c)
10.00 0.12 2.80 2.92 (0.14) (0.12)
LARGE CAP GROWTH PORTFOLIO
Period Ended 6/30/2021
(unaudited)
55.13 (0.01) 7.78 7.77 (0.08) (6.23)
Year Ended 12/31/2020 40.92 0.07 16.99 17.06 (0.15) (2.70)
Year Ended 12/31/2019 34.75 0.15 10.75 10.90 0.00 (4.73)
Year Ended 12/31/2018 35.51 0.15 0.89 1.04 (0.15) (1.65)
Year Ended 12/31/2017 27.65 0.13 7.86 7.99 (0.12) (0.01)
Year Ended 12/31/2016 30.90 0.16 (0.80) (0.64) (0.15) (2.46)
LARGE CAP INDEX PORTFOLIO
Period Ended 6/30/2021
(unaudited)
51.38 0.35 7.40 7.75 (0.81) (0.27)
Year Ended 12/31/2020 44.32 0.83 7.04 7.87 (0.70) (0.11)
Year Ended 12/31/2019 34.52 0.71 9.94 10.65 (0.63) (0.22)
Year Ended 12/31/2018 36.96 0.63 (2.28) (1.65) (0.55) (0.24)
Year Ended 12/31/2017 31.04 0.53 6.06 6.59 (0.46) (0.21)
Year Ended 12/31/2016 28.54 0.47 2.78 3.25 (0.56) (0.19)
LARGE CAP VALUE PORTFOLIO
Period Ended 6/30/2021
(unaudited)
19.18 0.15 3.88 4.03 (0.27) (0.80)
Year Ended 12/31/2020 19.19 0.30 0.40 0.70 (0.33) (0.38)
Year Ended 12/31/2019 16.42 0.34 3.56 3.90 (0.29) (0.84)
Year Ended 12/31/2018 18.97 0.30 (1.87) (1.57) (0.25) (0.73)
Year Ended 12/31/2017 16.84 0.27 2.61 2.88 (0.25) (0.50)
Year Ended 12/31/2016 15.52 0.25 2.25 2.50 (0.22) (0.96)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Since inception, April 29, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (0.11) $ 4.69 2.81% $ 937.2 0.44% 4.67% 0.44% 4.67% 35%
(0.24) 4.67 2.76% 898.5 0.44% 5.22% 0.44% 5.22% 62%
(0.26) 4.79 14.34% 890.1 0.44% 5.54% 0.44% 5.54% 48%
(0.27) 4.43 (3.39)% 796.3 0.44% 5.77% 0.44% 5.77% 36%
(0.26) 4.86 7.55% 849.3 0.45% 5.54% 0.45% 5.54% 50%
(0.26) 4.77 12.78% 791.1 0.45% 5.65% 0.45% 5.65% 38%
(0.47) 10.89 (0.68)% 1,983.1 0.43% 2.84% 0.43% 2.84% 36%
(0.37) 11.44 11.71% 1,975.0 0.43% 2.99% 0.43% 2.99% 96%
(0.35) 10.60 13.60% 1,665.8 0.43% 3.36% 0.43% 3.36% 101%
(0.44) 9.65 (2.33)% 1,460.4 0.44% 3.66% 0.44% 3.66% 108%
(0.36) 10.33 6.29% 1,519.7 0.44% 3.34% 0.44% 3.34% 105%
(0.36) 10.07 6.09% 1,427.4 0.44% 3.44% 0.44% 3.44% 109%
(0.17) 11.06 10.86% 2,004.5 0.72% 2.16% 0.72% 2.16% 71%
(0.45) 10.13 3.99% 1,823.6 0.74% 1.50% 0.74% 1.50% 113%
(0.31) 10.26 20.48% 1,922.2 0.77% 2.40% 0.77% 2.40% 106%
(0.60) 8.79 (15.39)% 1,622.7 0.86% 2.35% 0.86% 2.35% 75%
(0.22) 11.02 23.84% 2,066.3 0.87% 2.24% 0.91% 2.20% 88%
(0.20) 9.09 3.35% 1,654.7 0.92% 2.40% 0.92% 2.40% 114%
(0.12) 13.65 8.77% 160.3 0.46% 2.67% 0.48% 2.65% 1%
(0.26) 12.66 29.12% 140.7 0.46% 1.58% 0.48% 1.56% 31%
(6.31) 56.59 14.25% 2,652.9 0.43% (0.04)% 0.43% (0.04)% 17%
(2.85) 55.13 43.34% 2,439.1 0.43% 0.19% 0.43% 0.19% 60%
(4.73) 40.92 32.90% 1,486.4 0.44% 0.39% 0.44% 0.39% 58%
(1.80) 34.75 2.51% 1,181.8 0.43% 0.38% 0.43% 0.38% 65%
(0.13) 35.51 28.93% 1,195.6 0.44% 0.38% 0.44% 0.38% 59%
(2.61) 27.65 (1.48)% 1,003.1 0.44% 0.55% 0.44% 0.55% 68%
(1.08) 58.05 15.12% 1,568.0 0.23% 1.24% 0.23% 1.24% 1%
(0.81) 51.38 18.12% 1,383.6 0.23% 1.84% 0.23% 1.84% 4%
(0.85) 44.32 31.15% 1,227.3 0.24% 1.80% 0.24% 1.80% 3%
(0.79) 34.52 (4.61)% 931.4 0.24% 1.73% 0.24% 1.73% 4%
(0.67) 36.96 21.46% 944.6 0.25% 1.79% 0.25% 1.79% 3%
(0.75) 31.04 11.68% 691.3 0.25% 1.96% 0.25% 1.96% 3%
(1.07) 22.14 21.08% 2,291.7 0.63% 1.53% 0.63% 1.53% 11%
(0.71) 19.18 4.44% 1,839.1 0.63% 1.83% 0.63% 1.83% 34%
(1.13) 19.19 24.39% 1,767.4 0.63% 1.93% 0.63% 1.93% 18%
(0.98) 16.42 (8.69)% 1,427.2 0.63% 1.61% 0.63% 1.61% 23%
(0.75) 18.97 17.65% 1,572.7 0.64% 1.53% 0.64% 1.53% 18%
(1.18) 16.84 17.44% 1,348.8 0.64% 1.70% 0.64% 1.70% 22%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
LIMITED MATURITY BOND PORTFOLIO
Period Ended 6/30/2021
(unaudited)
$ 10.10 $ 0.08 $ (0.03) $ 0.05 $ (0.08) $ –
Year Ended 12/31/2020 9.92 0.21 0.18 0.39 (0.21) –
Year Ended 12/31/2019 9.72 0.26 0.20 0.46 (0.26) –
Year Ended 12/31/2018 9.87 0.24 (0.15) 0.09 (0.24) –
Year Ended 12/31/2017 9.81 0.19 0.06 0.25 (0.19) –
Year Ended 12/31/2016 9.72 0.19 0.09 0.28 (0.19) –
LOW VOLATILITY EQUITY PORTFOLIO
Period Ended 6/30/2021
(unaudited)
12.82 0.10 1.02 1.12 (0.22) –
Year Ended 12/31/2020 12.84 0.20 0.05 0.25 (0.17) (0.10)
Year Ended 12/31/2019 10.56 0.15 2.28 2.43 (0.13) (0.02)
Year Ended 12/31/2018 10.89 0.15 (0.46) (0.31) 0.00 (0.02)
Year Ended 12/31/2017
(c)
10.00 0.07 0.94 1.01 (0.07) (0.05)
MID CAP GROWTH PORTFOLIO
Period Ended 6/30/2021
(unaudited)
14.82 (0.04) 1.15 1.11 – (0.06)
Period Ended 12/31/2020
(d)
10.00 (0.02) 4.94 4.92 – (0.10)
MID CAP INDEX PORTFOLIO
Period Ended 6/30/2021
(unaudited)
20.13 0.12 3.39 3.51 (0.23) (0.29)
Year Ended 12/31/2020 18.57 0.22 2.06 2.28 (0.23) (0.49)
Year Ended 12/31/2019 15.92 0.23 3.76 3.99 (0.22) (1.12)
Year Ended 12/31/2018 18.99 0.22 (2.20) (1.98) (0.20) (0.89)
Year Ended 12/31/2017 17.07 0.18 2.47 2.65 (0.16) (0.57)
Year Ended 12/31/2016 15.12 0.16 2.77 2.93 (0.14) (0.84)
MID CAP STOCK PORTFOLIO
Period Ended 6/30/2021
(unaudited)
22.69 0.03 3.91 3.94 (0.06) (1.48)
Year Ended 12/31/2020 19.46 0.06 3.91 3.97 (0.09) (0.65)
Year Ended 12/31/2019 17.12 0.09 4.20 4.29 (0.12) (1.83)
Year Ended 12/31/2018 20.82 0.12 (2.18) (2.06) (0.07) (1.57)
Year Ended 12/31/2017 19.08 0.07 3.36 3.43 (0.07) (1.62)
Year Ended 12/31/2016 16.73 0.07 4.23 4.30 (0.07) (1.88)
MID CAP VALUE PORTFOLIO
Period Ended 6/30/2021
(unaudited)
13.08 0.03 2.70 2.73 – (0.06)
Period Ended 12/31/2020
(d)
10.00 0.08 3.21 3.29 (0.08) (0.13)
MODERATE ALLOCATION PORTFOLIO
Period Ended 6/30/2021
(unaudited)
16.18 0.12 1.07 1.19 (0.26) (0.74)
Year Ended 12/31/2020 15.20 0.26 1.67 1.93 (0.30) (0.65)
Year Ended 12/31/2019 13.66 0.30 2.20 2.50 (0.35) (0.61)
Year Ended 12/31/2018 15.07 0.31 (0.94) (0.63) (0.26) (0.52)
Year Ended 12/31/2017 13.64 0.25 1.50 1.75 (0.24) (0.08)
Year Ended 12/31/2016 13.09 0.24 0.88 1.12 (0.23) (0.34)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Since inception, April 28, 2017.
(d)
Since inception, April 29, 2020.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (0.08) $ 10.07 0.45% $ 1,150.8 0.44% 1.61% 0.44% 1.61% 115%
(0.21) 10.10 4.01% 1,145.0 0.44% 2.09% 0.44% 2.09% 156%
(0.26) 9.92 4.75% 949.2 0.44% 2.60% 0.44% 2.60% 101%
(0.24) 9.72 1.02% 901.2 0.44% 2.45% 0.44% 2.45% 66%
(0.19) 9.87 2.62% 905.9 0.45% 1.94% 0.45% 1.94% 64%
(0.19) 9.81 2.84% 884.1 0.45% 1.94% 0.45% 1.94% 59%
(0.22) 13.72 8.72% 49.9 0.84% 1.49% 0.96% 1.36% 40%
(0.27) 12.82 2.19% 46.0 0.80% 1.75% 0.97% 1.58% 70%
(0.15) 12.84 23.13% 43.1 0.80% 1.93% 1.16% 1.57% 53%
(0.02) 10.56 (2.90)% 21.9 0.80% 1.76% 1.48% 1.08% 52%
(0.12) 10.89 10.10% 10.4 0.80% 1.44% 3.20% (0.96)% 35%
(0.06) 15.87 7.49% 46.3 0.85% (0.61)% 1.15% (0.91)% 32%
(0.10) 14.82 49.22% 29.7 0.85% (0.53)% 1.93% (1.61)% 39%
(0.52) 23.12 17.47% 624.5 0.24% 1.05% 0.24% 1.05% 9%
(0.72) 20.13 13.40% 545.1 0.25% 1.33% 0.25% 1.33% 19%
(1.34) 18.57 25.86% 494.6 0.26% 1.38% 0.26% 1.38% 17%
(1.09) 15.92 (11.28)% 379.4 0.26% 1.29% 0.26% 1.29% 19%
(0.73) 18.99 15.98% 395.2 0.27% 1.23% 0.27% 1.23% 18%
(0.98) 17.07 20.43% 287.7 0.30% 1.38% 0.30% 1.38% 19%
(1.54) 25.09 17.44% 2,637.9 0.65% 0.27% 0.65% 0.27% 31%
(0.74) 22.69 21.69% 2,260.2 0.66% 0.34% 0.66% 0.34% 44%
(1.95) 19.46 26.16% 1,921.5 0.66% 0.51% 0.66% 0.51% 34%
(1.64) 17.12 (10.96)% 1,550.3 0.67% 0.63% 0.67% 0.63% 31%
(1.69) 20.82 18.99% 1,763.3 0.67% 0.37% 0.67% 0.37% 30%
(1.95) 19.08 28.71% 1,491.9 0.68% 0.45% 0.68% 0.45% 23%
(0.06) 15.75 20.93% 26.0 0.90% 0.66% 1.66% (0.10)% 18%
(0.21) 13.08 32.93% 6.2 0.90% 1.07% 3.42% (1.45)% 53%
(1.00) 16.37 7.38% 11,490.2 0.43% 1.39% 0.61% 1.21% 52%
(0.95) 16.18 13.57% 11,004.5 0.45% 1.68% 0.62% 1.52% 108%
(0.96) 15.20 18.75% 10,455.4 0.45% 1.95% 0.62% 1.78% 136%
(0.78) 13.66 (4.44)% 9,344.9 0.45% 2.05% 0.62% 1.88% 134%
(0.32) 15.07 12.95% 10,195.6 0.45% 1.75% 0.62% 1.58% 155%
(0.57) 13.64 8.89% 9,261.4 0.46% 1.80% 0.62% 1.64% 159%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
MODERATELY AGGRESSIVE ALLOCATION PORTFOLIO
Period Ended 6/30/2021
(unaudited)
$ 17.39 $ 0.10 $ 1.58 $ 1.68 $ (0.23) $ (0.75)
Year Ended 12/31/2020 16.45 0.22 1.94 2.16 (0.27) (0.95)
Year Ended 12/31/2019 14.50 0.25 2.88 3.13 (0.30) (0.88)
Year Ended 12/31/2018 16.40 0.25 (1.15) (0.90) (0.21) (0.79)
Year Ended 12/31/2017 14.32 0.20 2.18 2.38 (0.19) (0.11)
Year Ended 12/31/2016 13.77 0.19 1.14 1.33 (0.20) (0.58)
MODERATELY CONSERVATIVE ALLOCATION PORTFOLIO
Period Ended 6/30/2021
(unaudited)
14.47 0.12 0.46 0.58 (0.27) (0.45)
Year Ended 12/31/2020 13.86 0.27 1.10 1.37 (0.32) (0.44)
Year Ended 12/31/2019 12.62 0.32 1.56 1.88 (0.35) (0.29)
Year Ended 12/31/2018 13.62 0.33 (0.76) (0.43) (0.28) (0.29)
Year Ended 12/31/2017 12.78 0.27 0.93 1.20 (0.24) (0.12)
Year Ended 12/31/2016 12.27 0.24 0.63 0.87 (0.22) (0.14)
MONEY MARKET PORTFOLIO
Period Ended 6/30/2021
(unaudited)
1.00 0.00 0.00 0.00 – –
Year Ended 12/31/2020 1.00 0.00 0.00 0.00 0.00 –
Year Ended 12/31/2019 1.00 0.02 0.00 0.02 (0.02) –
Year Ended 12/31/2018 1.00 0.01 0.00 0.01 (0.01) –
Year Ended 12/31/2017 1.00 0.01 0.00 0.01 (0.01) –
Year Ended 12/31/2016 1.00 – – – – –
MULTIDIMENSIONAL INCOME PORTFOLIO
Period Ended 6/30/2021
(unaudited)
10.58 0.06 0.47 0.53 (0.30) –
Year Ended 12/31/2020 10.00 0.37 0.21 0.58 – –
Year Ended 12/31/2019 9.03 0.35 1.02 1.37 (0.36) –
Year Ended 12/31/2018 10.08 0.44 (0.98) (0.54) (0.46) (0.03)
Year Ended 12/31/2017
(c)
10.00 0.25 0.10 0.35 (0.25) (0.01)
OPPORTUNITY INCOME PLUS PORTFOLIO
Period Ended 6/30/2021
(unaudited)
10.20 0.15 (0.03) 0.12 (0.15) –
Year Ended 12/31/2020 10.10 0.33 0.10 0.43 (0.33) –
Year Ended 12/31/2019 9.69 0.40 0.41 0.81 (0.40) –
Year Ended 12/31/2018 10.20 0.40 (0.50) (0.10) (0.41) –
Year Ended 12/31/2017 10.09 0.35 0.10 0.45 (0.34) –
Year Ended 12/31/2016 9.81 0.34 0.28 0.62 (0.34) –
PARTNER EMERGING MARKETS EQUITY PORTFOLIO
Period Ended 6/30/2021
(unaudited)
17.97 0.08 1.03 1.11 (0.03) –
Year Ended 12/31/2020 14.47 0.05 3.76 3.81 (0.31) –
Year Ended 12/31/2019 12.13 0.29 2.15 2.44 (0.10) –
Year Ended 12/31/2018 14.44 0.11 (2.25) (2.14) (0.17) –
Year Ended 12/31/2017 11.39 0.18 2.96 3.14 (0.09) –
Year Ended 12/31/2016 10.31 0.10 1.09 1.19 (0.11) –
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Since inception, April 28, 2017.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Return of
Capital Total
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net
Investment
Income/
(Loss)
*
**
Portfolio
Turnover
Rate
$ – $ (0.98) $ 18.09 9.65% $ 7,669.9 0.45% 1.11% 0.68% 0.89% 36%
– (1.22) 17.39 14.41% 7,176.7 0.48% 1.37% 0.68% 1.17% 77%
– (1.18) 16.45 22.11% 6,746.2 0.47% 1.57% 0.68% 1.37% 93%
– (1.00) 14.50 (5.90)% 5,799.2 0.46% 1.58% 0.68% 1.36% 91%
– (0.30) 16.40 16.79% 6,183.5 0.46% 1.30% 0.69% 1.07% 104%
– (0.78) 14.32 10.23% 5,325.7 0.47% 1.41% 0.69% 1.19% 106%
– (0.72) 14.33 4.05% 5,731.0 0.45% 1.60% 0.58% 1.47% 69%
– (0.76) 14.47 10.34% 5,656.5 0.46% 1.93% 0.59% 1.80% 149%
– (0.64) 13.86 15.18% 5,313.3 0.46% 2.31% 0.59% 2.18% 179%
– (0.57) 12.62 (3.30)% 4,813.2 0.46% 2.44% 0.59% 2.31% 180%
– (0.36) 13.62 9.52% 5,138.4 0.47% 2.08% 0.59% 1.96% 207%
– (0.36) 12.78 7.24% 4,695.1 0.47% 2.03% 0.59% 1.90% 211%
– – 1.00 0.00% 250.8 0.10% 0.00% 0.42% (0.32)% N/A
– 0.00 1.00 0.29% 312.3 0.29% 0.23% 0.42% 0.10% N/A
– (0.02) 1.00 1.83% 199.1 0.45% 1.81% 0.45% 1.81% N/A
– (0.01) 1.00 1.48% 178.0 0.46% 1.47% 0.46% 1.47% N/A
– (0.01) 1.00 0.50% 156.1 0.45% 0.49% 0.45% 0.49% N/A
– – 1.00 0.00% 191.9 0.45% 0.00% 0.46% (0.02)% N/A
– (0.30) 10.81 5.01% 40.1 0.91% 3.45% 1.08% 3.28% 27%
– – 10.58 5.85% 28.0 0.95% 3.96% 1.21% 3.70% 63%
(0.04) (0.40) 10.00 15.09% 25.9 0.95% 3.99% 1.42% 3.52% 106%
(0.02) (0.51) 9.03 (5.38)% 18.0 0.95% 4.29% 1.41% 3.83% 103%
(0.01) (0.27) 10.08 3.51% 20.0 0.95% 3.56% 1.44% 3.07% 172%
– (0.15) 10.17 1.16% 234.6 0.61% 2.95% 0.61% 2.95% 110%
– (0.33) 10.20 4.38% 238.2 0.61% 3.32% 0.61% 3.32% 171%
– (0.40) 10.10 8.53% 221.2 0.63% 3.99% 0.63% 3.99% 195%
– (0.41) 9.69 (1.03)% 172.8 0.63% 4.05% 0.63% 4.05% 186%
– (0.34) 10.20 4.63% 176.8 0.65% 3.49% 0.65% 3.49% 218%
– (0.34) 10.09 6.38% 140.4 0.69% 3.42% 0.69% 3.42% 202%
– (0.03) 19.05 6.21% 112.9 1.20% 0.86% 1.21% 0.86% 15%
– (0.31) 17.97 27.19% 103.3 1.20% 0.29% 1.25% 0.24% 29%
– (0.10) 14.47 20.15% 92.4 1.20% 2.03% 1.32% 1.91% 21%
– (0.17) 12.13 (14.88)% 83.8 1.23% 0.89% 1.28% 0.83% 19%
– (0.09) 14.44 27.64% 94.4 1.30% 1.60% 1.53% 1.37% 15%
– (0.11) 11.39 11.58% 56.5 1.33% 0.98% 1.66% 0.65% 7%

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income From Investment Operations
Less Distributions
From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
Net Realized
Gain on
Investments
PARTNER HEALTHCARE PORTFOLIO
Period Ended 6/30/2021
(unaudited)
$ 28.23 $ 0.04 $ 2.14 $ 2.18 $ (0.09) $ (1.48)
Year Ended 12/31/2020 24.05 0.07 4.41 4.48 (0.11) (0.19)
Year Ended 12/31/2019 19.19 0.09 4.86 4.95 (0.09) 0.00
Year Ended 12/31/2018 17.88 0.09 1.40 1.49 (0.18) –
Year Ended 12/31/2017 15.01 0.04 2.88 2.92 (0.05) –
Year Ended 12/31/2016 19.45 0.00 (3.02) (3.02) (0.75) (0.67)
REAL ESTATE SECURITIES PORTFOLIO
Period Ended 6/30/2021
(unaudited)
25.98 0.26 5.10 5.36 (0.43) –
Year Ended 12/31/2020 28.03 0.43 (1.98) (1.55) (0.50) –
Year Ended 12/31/2019 22.39 0.51 5.71 6.22 (0.58) –
Year Ended 12/31/2018 24.20 0.59 (1.84) (1.25) (0.48) (0.08)
Year Ended 12/31/2017 23.24 0.46 0.91 1.37 (0.38) (0.03)
Year Ended 12/31/2016 22.01 0.38 1.28 1.66 (0.34) (0.09)
SMALL CAP GROWTH PORTFOLIO
Period Ended 6/30/2021
(unaudited)
18.14 (0.06) 1.99 1.93 – (0.50)
Year Ended 12/31/2020 11.68 (0.04) 6.50 6.46 – –
Year Ended 12/31/2019 9.09 (0.03) 2.62 2.59 – –
Year Ended 12/31/2018
(c)
10.00 (0.01) (0.88) (0.89) – (0.02)
SMALL CAP INDEX PORTFOLIO
Period Ended 6/30/2021
(unaudited)
19.36 0.11 4.42 4.53 (0.19) (0.17)
Year Ended 12/31/2020 18.49 0.18 1.56 1.74 (0.19) (0.68)
Year Ended 12/31/2019 16.54 0.19 3.34 3.53 (0.19) (1.39)
Year Ended 12/31/2018 19.20 0.20 (1.65) (1.45) (0.19) (1.02)
Year Ended 12/31/2017 18.18 0.19 2.07 2.26 (0.16) (1.08)
Year Ended 12/31/2016 15.77 0.16 3.63 3.79 (0.17) (1.21)
SMALL CAP STOCK PORTFOLIO
Period Ended 6/30/2021
(unaudited)
20.93 0.05 4.29 4.34 (0.19) (0.74)
Year Ended 12/31/2020 19.50 0.09 3.42 3.51 (0.12) (1.96)
Year Ended 12/31/2019 17.35 0.12 4.47 4.59 (0.08) (2.36)
Year Ended 12/31/2018 21.01 0.09 (1.94) (1.85) (0.09) (1.72)
Year Ended 12/31/2017 18.49 0.09 3.68 3.77 (0.07) (1.18)
Year Ended 12/31/2016 15.53 0.09 3.72 3.81 (0.06) (0.79)
(a)
The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of portfolio shares.
(b)
Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges. Not annualized for periods less than one year. Total return shown does not reflect charges and expenses imposed on contract holders by the variable accounts.
Those charges and expenses reduce the return received by contract holders as compared to the return presented.
(c)
Since inception, April 27, 2018.
*
All per share amounts have been rounded to the nearest cent.
**
Computed on an annualized basis for periods less than one year.

Thrivent Series Fund, Inc.
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets**
Ratio to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets,
End of Period
(in millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/(Loss)
*
**
Portfolio
Turnover
Rate
$ (1.57) $ 28.84 7.74% $ 308.2 0.84% 0.33% 0.89% 0.27% 17%
(0.30) 28.23 18.80% 284.5 0.86% 0.28% 0.90% 0.23% 23%
(0.09) 24.05 25.85% 245.2 0.87% 0.40% 0.93% 0.34% 44%
(0.18) 19.19 8.32% 204.3 0.87% 0.45% 0.93% 0.39% 33%
(0.05) 17.88 19.42% 193.3 0.91% 0.23% 0.99% 0.15% 212%
(1.42) 15.01 (16.01)% 163.4 0.93% 0.14% 0.99% 0.08% 101%
(0.43) 30.91 20.58% 199.3 0.85% 1.77% 0.85% 1.77% 9%
(0.50) 25.98 (5.35)% 170.6 0.85% 1.60% 0.85% 1.60% 16%
(0.58) 28.03 27.94% 198.3 0.85% 1.86% 0.85% 1.86% 23%
(0.56) 22.39 (5.30)% 159.9 0.85% 2.37% 0.85% 2.37% 35%
(0.41) 24.20 5.95% 184.3 0.90% 1.90% 0.90% 1.90% 15%
(0.43) 23.24 7.50% 180.0 0.90% 1.77% 0.90% 1.77% 17%
(0.50) 19.57 10.71% 96.2 0.94% (0.69)% 0.99% (0.74)% 28%
– 18.14 55.38% 70.8 0.95% (0.43)% 1.22% (0.70)% 53%
– 11.68 28.41% 22.2 0.97% (0.34)% 1.72% (1.09)% 51%
(0.02) 9.09 (8.87)% 10.3 0.97% (0.32)% 2.96% (2.31)% 27%
(0.36) 23.53 23.43% 883.9 0.24% 0.93% 0.24% 0.93% 12%
(0.87) 19.36 11.11% 729.7 0.25% 1.24% 0.25% 1.24% 26%
(1.58) 18.49 22.49% 640.5 0.25% 1.22% 0.25% 1.22% 30%
(1.21) 16.54 (8.65)% 484.2 0.25% 1.13% 0.25% 1.13% 23%
(1.24) 19.20 13.13% 496.7 0.27% 1.17% 0.27% 1.17% 16%
(1.38) 18.18 26.12% 401.7 0.28% 1.20% 0.28% 1.20% 21%
(0.93) 24.34 20.80% 919.9 0.70% 0.37% 0.70% 0.37% 25%
(2.08) 20.93 22.69% 755.3 0.71% 0.58% 0.71% 0.58% 69%
(2.44) 19.50 27.77% 636.0 0.72% 0.68% 0.72% 0.68% 53%
(1.81) 17.35 (10.13)% 510.9 0.71% 0.40% 0.71% 0.40% 58%
(1.25) 21.01 21.23% 613.2 0.72% 0.48% 0.72% 0.48% 44%
(0.85) 18.49 25.94% 506.1 0.73% 0.56% 0.73% 0.56% 57%

Additional Information
(unaudited)
Proxy Voting
The policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities are attached to the
Fund’s Statement of Additional Information. You may request a free copy of the Statement of Additional Information by calling 800-847-
4836, or visit ThriventFunds.com to access it online. In addition, you may review the report of how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 29 by visiting the Variable Annuity Reference Center, the Variable
Universal Life Reference Center, or the Thrivent AdvisorFlex Variable Annuity Reference Center at Thrivent.com or sec.gov where it is filed on form N-PX.
Quarterly Schedule of Portfolio Holdings
Through April 2019, the Fund filed its Schedule of Investments on Form N-Q with the SEC for the first and third quarters of each fiscal year. Beginning in April 2019, the Fund no longer files Form N-Q and has begun filing Form N-PORT with the SEC. Part F of each Portfolio’s
N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments, which were previously filed on Form
N-Q. Thrivent Money Market Portfolio is not included as part of Form N-PORT. The Fund’s most recent Schedule of Investments can be found at Thriventportfolios.com or SEC.gov. You also may review and copy the Forms N-PORT-EX and N-Q for the Fund at the SEC’s
Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 800-
SEC-0330.
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Portfolios other than Thrivent Money Market Portfolio have adopted and implemented a liquidity risk management program (the “Liquidity Program”) designed to assess and manage each Portfolio’s liquidity risk (defined by the
U.S. Securities and Exchange Commission as the risk that a Portfolio could not meet shareholder redemption requests without significant dilution of remaining investors’ interests in the Portfolio). The Board, including a majority of the independent Directors, designated Thrivent
Financial for Lutherans (“TFL”), the Portfolios’ investment adviser, as the liquidity risk management program administrator (the “Program
Administrator”). The Program Administrator has delegated oversight of the Liquidity Program to the Liquidity Risk Management Committee
(the “LRM Committee”). The LRM Committee is comprised of representatives of TFL.
The Liquidity Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of each Portfolio’s liquidity risk based on a variety of factors; (2)
the periodic classification (no less frequently than monthly) of a Portfolio’s investments into one of four liquidity categories based on the number of days in which the Portfolio reasonably expects the investment to be convertible to cash (or sold or disposed of, in the case of less liquid or illiquid investments) under current market conditions without significantly changing the market value of the investment and taking into account the affect of trading varying portions of the investment in sizes that the Portfolio would reasonably anticipate trading;
(3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for any Portfolio that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Portfolio’s assets that will generally be invested in highly liquid investments; and (5) periodic reporting to the Board.
Among other things, Rule 22e-4 requires that a written report (the “Report”) be provided to the Board on an annual basis that addresses the operation of the Liquidity Program and assesses the adequacy and effectiveness of its implementation, including the operation of any
Highly Liquidity Investment Minimum (“HLIM”) established for a Portfolio and any material changes to the Liquidity Program. At a meeting of the Board on February 21-23, 2021, the LRM Committee, on behalf of the Program Administrator, provided the Report to the Board for the period from December 1, 2019 through December 31, 2020 (the “Reporting Period”). The Report summarized the operation of the
Liquidity Program and the information and factors considered by the LRM Committee in assessing whether the Liquidity Program has been adequately and effectively implemented for each Portfolio. The Report discussed, among other things: (1) the framework used to assess, manage, and periodically review each Portfolio’s liquidity risk during normal and stressed periods (e.g., the COVID-19 pandemic)
and the results of the annual assessment; (2) the methodologies used to classify investments into one of four liquidity categories, including a review of LRM Committee-approved overrides of vendor classifications; (3) whether any Portfolio invested more than 15% of its assets in “illiquid investments” (as defined under Rule 22e-4); and (4) the LRM Committee’s oversight of vendors used by the Liquidity Program, including assessment of the vendors’ classification methodologies used in determining preliminary liquidity classifications. There were no material changes to the Liquidity Program during the Reporting Period. The Report also noted that no Portfolio was required to determine a minimum percentage of its net assets that must be invested in highly liquid investments (an “HLIM” under the Liquidity Program).

Additional Information
(unaudited)
The Report concluded that the Liquidity Program operated effectively during the Reporting Period and that the LRM Committee had no recommended material changes based on its annual assessment of the Liquidity Program.
There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the
Portfolios’ prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks to which it may be subject.

PRSRT STD
US POSTAGE
PAID
Thrivent
Financial
4321 N. Ballard Rd.
Appleton, WI 54919-0001
23572SAR R8-21
The distributor for Thrivent Series Fund, Inc., is Thrivent Distributors, LLC, a registered broker-dealer, member FINRA / SIPC and subsidiary of Thrivent, the marketing name for Thrivent Financial for Lutherans.
A better way to deliver documents
In response to concerns regarding multiple mailings, we send one copy of a shareholder report and one copy of a prospectus for Thrivent Series Fund, Inc. to each household. This consolidated mailing process is known as householding. It helps save money by reducing printing and postage costs.
If you purchased shares through Thrivent:
If you wish to revoke householding in the future, you may write to us at 4321 North Ballard Road,
Appleton, WI, 54919-0001, or call us at 800-847-4836. We will begin to mail separate regulatory mailings within 30 days of when we receive your request. If you wish to receive an additional copy of this shareholder report or a prospectus for Thrivent Series Fund, Inc., call us at 800-847-4836. These documents are also available by visiting thriventportfolios.com.
If you purchased shares from a firm other than Thrivent:
If you wish to revoke householding in the future, or to receive an additional copy of this shareholder report or a prospectus for Thrivent Series Fund, Inc., contact your financial adviser. These documents are also available by visiting thriventportfolios.com.